UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2016. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	135,797	$910,302
AXA Real Estate Portfolio‡	85,347	921,990
AXA/AB Small Cap Growth Portfolio‡	97,944	1,635,212
AXA/Loomis Sayles Growth Portfolio‡	150,683	932,041
EQ/BlackRock Basic Value Equity Portfolio‡	75,875	1,522,864
EQ/Boston Advisors Equity Income Portfolio‡	136,513	779,593
EQ/Emerging Markets Equity PLUS Portfolio‡	73,112	566,802
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	79,478	1,031,308
EQ/GAMCO Small Company Value Portfolio‡	27,781	1,418,055
EQ/Global Bond PLUS Portfolio‡	485,040	4,517,598
EQ/High Yield Bond Portfolio‡	149,393	1,371,907
EQ/Intermediate Government Bond Portfolio‡	54,067	565,741
EQ/International Equity Index Portfolio‡	88,604	724,344
EQ/Invesco Comstock Portfolio‡	83,167	1,123,193
EQ/JPMorgan Value Opportunities Portfolio‡	65,331	1,025,032
EQ/MFS International Growth Portfolio‡	293,133	1,937,371
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	4,397	66,941
EQ/PIMCO Global Real Return Portfolio‡	191,095	1,841,277
EQ/PIMCO Ultra Short Bond Portfolio‡	129,258	1,261,983
EQ/T. Rowe Price Growth Stock Portfolio*‡	38,850	1,435,528
iShares® China Large-Cap ETF	2,175	73,450
iShares® International Developed Property ETF	5,670	207,749
iShares® JP Morgan USD Emerging Markets Bond ETF	7,620	840,867
iShares® MSCI EAFE Small-Cap ETF	6,720	334,656
iShares® MSCI Global Gold Miners ETF	2,750	23,540
iShares® U.S. Oil & Gas Exploration & Production ETF	1,920	99,802
Multimanager Core Bond Portfolio‡	49,841	493,895
SPDR® S&P Emerging Asia Pacific ETF	420	31,105
SPDR® S&P Emerging Markets SmallCap ETF	3,815	148,403

Total Investment Companies (94.5%) (Cost $28,900,592)		27,842,549

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust*	7,720	91,714
iShares® Silver Trust*	1,010	14,827
PowerShares DB Gold Fund*	24,160	973,165
PowerShares DB Silver Fund*	8,810	215,553

Total Other Exchange Traded Funds (ETFs) (4.4%) (Cost $1,335,604)		1,295,259

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	347,473	347,473

Total Short-Term Investment (1.2%) (Cost $347,473)		347,473

Total Investments (100.1%) (Cost $30,583,669)		29,485,281
Other Assets Less Liabilities (-0.1%)		(34,847)

Net Assets (100%)		$29,450,434

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$760,270	$94,215	$5,579	$910,302	$—	$(32)
AXA Real Estate Portfolio(a)	779,720	94,215	5,547	921,990	—	(1)
AXA/AB Small Cap Growth Portfolio	1,491,765	188,430	11,291	1,635,212	—	(198)
AXA/Loomis Sayles Growth Portfolio	779,052	150,000	—	932,041	—	—
EQ/BlackRock Basic Value Equity Portfolio	1,328,236	181,701	10,685	1,522,864	—	12
EQ/Boston Advisors Equity Income Portfolio	629,589	161,512	9,551	779,593	—	(43)
EQ/Emerging Markets Equity PLUS Portfolio	497,991	40,378	2,383	566,802	—	(6)
EQ/GAMCO Mergers and Acquisitions Portfolio	923,728	94,215	5,565	1,031,308	—	(18)
EQ/GAMCO Small Company Value Portfolio	1,209,521	161,512	9,522	1,418,055	—	(14)
EQ/Global Bond PLUS Portfolio	4,286,976	511,454	479,951	4,517,598	—	159
EQ/High Yield Bond Portfolio	1,207,814	141,323	8,323	1,371,907	—	(3)
EQ/Intermediate Government Bond Portfolio	499,340	60,567	3,566	565,741	—	— #
EQ/International Equity Index Portfolio	663,902	80,756	4,764	724,344	—	(10)
EQ/Invesco Comstock Portfolio	980,924	161,512	9,601	1,123,193	—	(92)
EQ/JPMorgan Value Opportunities Portfolio	789,857	200,000	—	1,025,032	—	—
EQ/MFS International Growth Portfolio	1,712,744	201,890	11,894	1,937,371	—	(8)
EQ/Morgan Stanley Mid Cap Growth Portfolio	65,730	6,730	403	66,941	—	(7)
EQ/PIMCO Global Real Return Portfolio	1,598,716	188,430	11,091	1,841,277	—	2
EQ/PIMCO Ultra Short Bond Portfolio	1,223,639	148,053	108,978	1,261,983	—	(262)
EQ/T. Rowe Price Growth Stock Portfolio	1,147,923	341,323	8,289	1,435,528	—	31
Multimanager Core Bond Portfolio	451,066	36,651	1,981	493,895	3,003	— #

	$23,028,503	$3,244,867	$708,964	$26,082,977	$3,003	$(490)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,759,572	$—	$—	$1,759,572
Investment Companies	—	26,082,977	—	26,082,977
Other Exchange Traded Funds (ETFs)	1,295,259	—	—	1,295,259
Short-Term Investments	347,473	—	—	347,473

Total Assets	$3,402,304	$26,082,977	$—	$29,485,281

Total Liabilities	$—	$—	$—	$—

Total	$3,402,304	$26,082,977	$—	$29,485,281

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,596
Aggregate gross unrealized depreciation	(1,317,537)

Net unrealized depreciation	$(1,063,941)

Federal income tax cost of investments	$30,549,222

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,585,230	$10,626,424
AXA Real Estate Portfolio‡	1,021,210	11,032,019
AXA/AB Small Cap Growth Portfolio‡	910,606	15,202,936
AXA/Loomis Sayles Growth Portfolio‡	2,184,565	13,512,461
EQ/BlackRock Basic Value Equity Portfolio‡	803,260	16,121,985
EQ/Boston Advisors Equity Income Portfolio‡	1,137,875	6,498,118
EQ/Emerging Markets Equity PLUS Portfolio‡	1,100,736	8,533,407
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	1,008,233	13,082,770
EQ/GAMCO Small Company Value Portfolio‡	294,993	15,057,693
EQ/Global Bond PLUS Portfolio‡	2,387,102	22,233,147
EQ/High Yield Bond Portfolio‡	860,209	7,899,494
EQ/Intermediate Government Bond Portfolio‡	224,923	2,353,505
EQ/International Equity Index Portfolio‡	1,175,479	9,609,633
EQ/Invesco Comstock Portfolio‡	828,575	11,190,096
EQ/JPMorgan Value Opportunities Portfolio‡	792,179	12,429,078
EQ/MFS International Growth Portfolio‡	3,117,077	20,601,380
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	93,633	1,425,431
EQ/PIMCO Global Real Return Portfolio‡	1,052,411	10,140,382
EQ/PIMCO Ultra Short Bond Portfolio‡	547,173	5,342,218
EQ/T. Rowe Price Growth Stock Portfolio*‡	395,769	14,623,855
iShares® China Large-Cap ETF	21,700	732,809
iShares® International Developed Property ETF	71,000	2,601,440
iShares® JP Morgan USD Emerging Markets Bond ETF	51,160	5,645,506
iShares® MSCI EAFE Small-Cap ETF	80,600	4,013,880
iShares® MSCI Global Gold Miners ETF	19,500	166,920
iShares® U.S. Oil & Gas Exploration & Production ETF	24,220	1,258,956
Multimanager Core Bond Portfolio‡	478,417	4,740,828
SPDR® S&P Emerging Asia Pacific ETF	4,100	303,646
SPDR® S&P Emerging Markets SmallCap ETF	31,900	1,240,910

Total Investment Companies (93.4%) (Cost $233,701,069)		248,220,927

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust*	1,069,600	12,706,848
iShares® Silver Trust*	95,350	1,399,738
PowerShares DB Gold Fund*	19,000	765,320
PowerShares DB Silver Fund*‡	49,100	1,201,325

Total Other Exchange Traded Funds (ETFs) (6.0%) (Cost $13,848,888)		16,073,231

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,420,022	1,420,022

Total Short-Term Investment (0.5%) (Cost $1,420,022)		1,420,022

Total Investments (99.9%) (Cost $248,969,979)		265,714,180
Other Assets Less Liabilities (0.1%)		137,768

Net Assets (100%)		$265,851,948

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$8,390,693	$1,522,474	$136,656	$10,626,424	$—	$(1,652)
AXA Real Estate Portfolio(a)	10,561,781	28,895	172,529	11,032,019	—	1,048
AXA/AB Small Cap Growth Portfolio	15,952,175	49,764	297,467	15,202,936	—	1,471
AXA/Loomis Sayles Growth Portfolio	9,753,249	3,600,000	—	13,512,461	—	—
EQ/BlackRock Basic Value Equity Portfolio	16,250,142	49,764	309,063	16,121,985	—	(10,125)
EQ/Boston Advisors Equity Income Portfolio	6,831,906	46,553	279,510	6,498,118	—	141
EQ/Emerging Markets Equity PLUS Portfolio	8,197,362	19,263	121,297	8,533,407	—	(5,579)
EQ/GAMCO Mergers and Acquisitions Portfolio	12,996,579	27,290	163,942	13,082,770	—	(8)
EQ/GAMCO Small Company Value Portfolio	14,783,633	48,159	297,558	15,057,693	—	(8,263)
EQ/Global Bond PLUS Portfolio	25,150,906	73,843	4,148,638	22,233,147	—	(105,053)
EQ/High Yield Bond Portfolio	7,837,523	22,474	134,975	7,899,494	—	29
EQ/Intermediate Government Bond Portfolio	2,950,097	9,632	658,103	2,353,505	—	(244)
EQ/International Equity Index Portfolio	10,043,990	28,895	182,327	9,609,633	—	(8,750)
EQ/Invesco Comstock Portfolio	11,626,948	41,737	262,222	11,190,096	—	(11,500)
EQ/JPMorgan Value Opportunities Portfolio	10,574,246	1,500,000	—	12,429,078	—	—
EQ/MFS International Growth Portfolio	20,266,149	411,001	366,860	20,601,380	—	(420)
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,562,479	1,605	10,368	1,425,431	—	(725)
EQ/PIMCO Global Real Return Portfolio	10,664,883	30,500	939,451	10,140,382	—	(6,231)
EQ/PIMCO Ultra Short Bond Portfolio	7,977,458	24,079	2,698,307	5,342,218	—	(53,660)
EQ/T. Rowe Price Growth Stock Portfolio	15,149,696	549,764	305,518	14,623,855	—	(6,580)
Multimanager Core Bond Portfolio	4,661,809	36,130	38,618	4,740,828	29,709	(45)
PowerShares DB Silver Fund	1,073,817	—	—	1,201,325	—	—

	$233,257,521	$8,121,822	$11,523,409	$233,458,185	$29,709	$(216,146)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$15,964,067	$—	$—	$15,964,067
Investment Companies	—	232,256,860	—	232,256,860
Other Exchange Traded Funds (ETFs)	16,073,231	—	—	16,073,231
Short-Term Investments	1,420,022	—	—	1,420,022

Total Assets	$33,457,320	$232,256,860	$—	$265,714,180

Total Liabilities	$—	$—	$—	$—

Total	$33,457,320	$232,256,860	$—	$265,714,180

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,760,099
Aggregate gross unrealized depreciation	(10,826,573)

Net unrealized appreciation	$16,933,526

Federal income tax cost of investments	$248,780,654

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	167,135	$1,120,374
AXA Real Estate Portfolio‡	124,760	1,347,769
AXA/AB Small Cap Growth Portfolio‡	115,454	1,927,544
AXA/Loomis Sayles Growth Portfolio‡	162,948	1,007,904
EQ/BlackRock Basic Value Equity Portfolio‡	91,564	1,837,756
EQ/Boston Advisors Equity Income Portfolio‡	160,586	917,066
EQ/Emerging Markets Equity PLUS Portfolio‡	124,219	963,001
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	110,235	1,430,398
EQ/GAMCO Small Company Value Portfolio‡	27,984	1,428,426
EQ/Global Bond PLUS Portfolio‡	78,284	729,131
EQ/High Yield Bond Portfolio‡	34,238	314,417
EQ/Intermediate Government Bond Portfolio‡	645	6,754
EQ/International Equity Index Portfolio‡	111,020	907,596
EQ/Invesco Comstock Portfolio‡	97,037	1,310,509
EQ/JPMorgan Value Opportunities Portfolio‡	75,709	1,187,858
EQ/MFS International Growth Portfolio‡	326,786	2,159,792
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	9,638	146,726
EQ/PIMCO Global Real Return Portfolio‡	44,432	428,120
EQ/PIMCO Ultra Short Bond Portfolio‡	8,349	81,515
EQ/T. Rowe Price Growth Stock Portfolio*‡	48,370	1,787,307
iShares® China Large-Cap ETF	935	31,575
iShares® International Developed Property ETF	9,140	334,890
iShares® JP Morgan USD Emerging Markets Bond ETF	1,470	162,215
iShares® MSCI EAFE Small-Cap ETF	9,260	461,148
iShares® MSCI Global Gold Miners ETF	6,290	53,842
iShares® U.S. Oil & Gas Exploration & Production ETF	4,560	237,029
Multimanager Core Bond Portfolio‡	15,037	149,006
SPDR® S&P Emerging Asia Pacific ETF	640	47,398
SPDR® S&P Emerging Markets SmallCap ETF	3,805	148,015

Total Investment Companies (90.8%) (Cost $24,143,505)		22,665,081

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust*	8,240	97,891
iShares® Silver Trust*	920	13,506
PowerShares DB Gold Fund*	39,250	1,580,990
PowerShares DB Silver Fund*	13,440	328,835

Total Other Exchange Traded Funds (ETFs) (8.1%) (Cost $2,082,394)		2,021,222

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	312,868	312,868

Total Short-Term Investment (1.3%) (Cost $312,868)		312,868

Total Investments (100.2%) (Cost $26,538,767)		24,999,171
Other Assets Less Liabilities (-0.2%)		(37,634)

Net Assets (100%)		$24,961,537

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$1,018,846	$65,419	$37,484	$1,120,374	$—	$(515)
AXA Real Estate Portfolio(a)	1,239,705	74,765	42,261	1,347,769	—	(11)
AXA/AB Small Cap Growth Portfolio	1,929,711	124,608	71,880	1,927,544	—	(1,463)
AXA/Loomis Sayles Growth Portfolio	867,030	140,000	—	1,007,904	—	—
EQ/BlackRock Basic Value Equity Portfolio	1,768,756	118,377	66,879	1,837,756	—	17
EQ/Boston Advisors Equity Income Portfolio	882,828	102,801	58,862	917,066	—	(768)
EQ/Emerging Markets Equity PLUS Portfolio	892,705	46,728	26,855	963,001	—	(449)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,377,156	65,419	36,980	1,430,398	—	(11)
EQ/GAMCO Small Company Value Portfolio	1,332,383	102,801	59,157	1,428,426	—	(1,064)
EQ/Global Bond PLUS Portfolio	680,650	37,382	21,120	729,131	—	5
EQ/High Yield Bond Portfolio	299,296	18,691	10,560	314,417	—	3
EQ/Intermediate Government Bond Portfolio	261,891	15,576	272,438	6,754	—	1,364
EQ/International Equity Index Portfolio	907,078	59,189	33,862	907,596	—	(414)
EQ/Invesco Comstock Portfolio	1,289,616	99,686	57,264	1,310,509	—	(930)
EQ/JPMorgan Value Opportunities Portfolio	1,031,952	125,000	—	1,187,858	—	—
EQ/MFS International Growth Portfolio	2,069,282	137,068	77,491	2,159,792	—	(32)
EQ/Morgan Stanley Mid Cap Growth Portfolio	156,880	6,230	3,528	146,726	—	(7)
EQ/PIMCO Global Real Return Portfolio	401,702	24,922	14,081	428,120	—	3
EQ/PIMCO Ultra Short Bond Portfolio	78,883	6,230	3,522	81,515	—	(1)
EQ/T. Rowe Price Growth Stock Portfolio	1,824,908	130,838	74,335	1,787,307	—	(397)
Multimanager Core Bond Portfolio	141,495	10,268	5,282	149,006	922	— #

	$20,452,753	$1,511,998	$973,841	$21,188,969	$922	$(4,670)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,476,112	$—	$—	$1,476,112
Investment Companies	—	21,188,969	—	21,188,969
Other Exchange Traded Funds (ETFs)	2,021,222	—	—	2,021,222
Short-Term Investments	312,868	—	—	312,868

Total Assets	$3,810,202	$21,188,969	$—	$24,999,171

Total Liabilities	$—	$—	$—	$—

Total	$3,810,202	$21,188,969	$—	$24,999,171

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$289,068
Aggregate gross unrealized depreciation	(1,753,079)

Net unrealized depreciation	$(1,464,011)

Federal income tax cost of investments	$26,463,182

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	88,621	$594,062
AXA Real Estate Portfolio‡	69,972	755,905
AXA/AB Small Cap Growth Portfolio‡	15,318	255,744
AXA/Loomis Sayles Growth Portfolio‡	22,450	138,863
EQ/BlackRock Basic Value Equity Portfolio‡	11,069	222,163
EQ/Boston Advisors Equity Income Portfolio‡	18,653	106,524
EQ/Emerging Markets Equity PLUS Portfolio‡	14,183	109,955
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	20,033	259,943
EQ/GAMCO Small Company Value Portfolio‡	3,570	182,250
EQ/Global Bond PLUS Portfolio‡	4,929	45,905
EQ/High Yield Bond Portfolio‡	3,501	32,147
EQ/Intermediate Government Bond Portfolio‡	1,124	11,760
EQ/International Equity Index Portfolio‡	17,426	142,459
EQ/Invesco Comstock Portfolio‡	11,371	153,562
EQ/JPMorgan Value Opportunities Portfolio‡	9,629	151,075
EQ/MFS International Growth Portfolio‡	35,626	235,458
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	2,152	32,758
EQ/PIMCO Global Real Return Portfolio‡	2,783	26,814
EQ/PIMCO Ultra Short Bond Portfolio‡	929	9,065
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,850	179,222
iShares® China Large-Cap ETF	270	9,118
iShares® International Developed Property ETF	4,880	178,803
iShares® JP Morgan USD Emerging Markets Bond ETF	220	24,277
iShares® MSCI EAFE Small-Cap ETF	1,380	68,724
iShares® U.S. Oil & Gas Exploration & Production ETF	1,300	67,574
SPDR® S&P Emerging Asia Pacific ETF	170	12,590
SPDR® S&P Emerging Markets SmallCap ETF	400	15,560

Total Investment Companies (89.6%) (Cost $4,416,261)		4,022,280

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Gold Fund*	8,910	358,895
PowerShares DB Silver Fund*	3,360	82,209

Total Other Exchange Traded Funds (ETFs) (9.8%) (Cost $507,076)		441,104

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	57,835	57,835

Total Short-Term Investment (1.3%) (Cost $57,835)		57,835

Total Investments (100.7%) (Cost $4,981,172)		4,521,219
Other Assets Less Liabilities (-0.7%)		(31,673)

Net Assets (100%)		$4,489,546

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$538,888	$21,117	$4,759	$594,062	$—	$(40)
AXA Real Estate Portfolio(a)	691,431	28,156	6,315	755,905	—	(24)
AXA/AB Small Cap Growth Portfolio	254,187	11,263	2,536	255,744	—	(19)
AXA/Loomis Sayles Growth Portfolio	107,883	30,000	—	138,863	—	—
EQ/BlackRock Basic Value Equity Portfolio	212,209	9,855	2,215	222,163	—	(13)
EQ/Boston Advisors Equity Income Portfolio	100,476	9,151	2,059	106,524	—	(15)
EQ/Emerging Markets Equity PLUS Portfolio	101,479	3,520	790	109,955	—	(4)
EQ/GAMCO Mergers and Acquisitions Portfolio	248,578	8,799	1,971	259,943	—	(5)
EQ/GAMCO Small Company Value Portfolio	168,803	8,799	1,976	182,250	—	(10)
EQ/Global Bond PLUS Portfolio	66,298	3,168	27,644	45,905	—	(1,937)
EQ/High Yield Bond Portfolio	30,337	1,408	315	32,147	—	— #
EQ/Intermediate Government Bond Portfolio	18,676	1,056	8,209	11,760	—	27
EQ/International Equity Index Portfolio	140,776	7,039	1,585	142,459	—	(12)
EQ/Invesco Comstock Portfolio	150,900	6,687	1,506	153,562	—	(11)
EQ/JPMorgan Value Opportunities Portfolio	137,594	10,000	—	151,075	—	—
EQ/MFS International Growth Portfolio	219,528	14,151	2,058	235,458	—	(13)
EQ/Morgan Stanley Mid Cap Growth Portfolio	34,761	1,056	238	32,758	—	(2)
EQ/PIMCO Global Real Return Portfolio	36,693	1,408	12,718	26,814	—	(404)
EQ/PIMCO Ultra Short Bond Portfolio	8,800	352	79	9,065	—	— #
EQ/T. Rowe Price Growth Stock Portfolio	181,640	8,799	1,983	179,222	—	(17)

	$3,449,937	$185,784	$78,956	$3,645,634	$—	$(2,499)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$376,646	$—	$—	$376,646
Investment Companies	—	3,645,634	—	3,645,634
Other Exchange Traded Funds (ETFs)	441,104	—	—	441,104
Short-Term Investments	57,835	—	—	57,835

Total Assets	$875,585	$3,645,634	$—	$4,521,219

Total Liabilities	$—	$—	$—	$—

Total	$875,585	$3,645,634	$—	$4,521,219

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,022
Aggregate gross unrealized depreciation	(565,920)

Net unrealized depreciation	$(494,898)

Federal income tax cost of investments	$5,016,117

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	147,725	$990,260
AXA Real Estate Portfolio‡	94,513	1,021,018
AXA/AB Small Cap Growth Portfolio‡	5,977	99,788
AXA/Loomis Sayles Growth Portfolio‡	9,446	58,425
EQ/BlackRock Basic Value Equity Portfolio‡	4,739	95,107
EQ/Boston Advisors Equity Income Portfolio‡	6,524	37,260
EQ/Emerging Markets Equity PLUS Portfolio‡	5,316	41,215
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	41,063	532,829
EQ/GAMCO Small Company Value Portfolio‡	1,714	87,497
EQ/Global Bond PLUS Portfolio‡	5,742	53,480
EQ/High Yield Bond Portfolio‡	4,000	36,734
EQ/Intermediate Government Bond Portfolio‡	556	5,819
EQ/International Equity Index Portfolio‡	6,878	56,228
EQ/Invesco Comstock Portfolio‡	4,857	65,592
EQ/JPMorgan Value Opportunities Portfolio‡	3,821	59,952
EQ/MFS International Growth Portfolio‡	15,780	104,296
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,094	16,653
EQ/PIMCO Global Real Return Portfolio‡	3,254	31,358
EQ/PIMCO Ultra Short Bond Portfolio‡	922	8,999
EQ/T. Rowe Price Growth Stock Portfolio*‡	2,412	89,117
iShares® China Large-Cap ETF	160	5,403
iShares® International Developed Property ETF	7,250	265,640
iShares® JP Morgan USD Emerging Markets Bond ETF	170	18,760
iShares® MSCI EAFE Small-Cap ETF	590	29,382
iShares® U.S. Oil & Gas Exploration & Production ETF	2,220	115,396
SPDR® S&P Emerging Asia Pacific ETF	120	8,887
SPDR® S&P Emerging Markets SmallCap ETF	200	7,780

Total Investment Companies (88.6%) (Cost $4,466,296)		3,942,875

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Gold Fund*	9,680	389,910
PowerShares DB Silver Fund*	4,000	97,868

Total Other Exchange Traded Funds (ETFs) (10.9%) (Cost $567,769)		487,778

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	61,448	61,448

Total Short-Term Investment (1.4%) (Cost $61,448)		61,448

Total Investments (100.9%) (Cost $5,095,513)		4,492,101
Other Assets Less Liabilities (-0.9%)		(41,866)

Net Assets (100%)		$4,450,235

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$883,808	$55,371	$15,805	$990,260	$—	$(83)
AXA Real Estate Portfolio(a)	950,734	28,371	15,721	1,021,018	—	1
AXA/AB Small Cap Growth Portfolio	101,142	3,484	2,024	99,788	—	(93)
AXA/Loomis Sayles Growth Portfolio	59,026	—	—	58,425	—	—
EQ/BlackRock Basic Value Equity Portfolio	92,743	3,235	1,841	95,107	—	(48)
EQ/Boston Advisors Equity Income Portfolio	36,342	2,986	1,706	37,260	—	(51)
EQ/Emerging Markets Equity PLUS Portfolio	38,760	747	428	41,215	—	(14)
EQ/GAMCO Mergers and Acquisitions Portfolio	517,841	12,941	7,218	532,829	—	(46)
EQ/GAMCO Small Company Value Portfolio	82,927	3,235	1,850	87,497	—	(57)
EQ/Global Bond PLUS Portfolio	56,092	2,240	7,740	53,480	—	(498)
EQ/High Yield Bond Portfolio	35,470	995	553	36,734	—	(2)
EQ/Intermediate Government Bond Portfolio	29,302	498	24,183	5,819	—	93
EQ/International Equity Index Portfolio	56,903	1,991	1,139	56,228	—	(36)
EQ/Invesco Comstock Portfolio	65,747	2,240	1,287	65,592	—	(45)
EQ/JPMorgan Value Opportunities Portfolio	58,860	—	—	59,952	—	—
EQ/MFS International Growth Portfolio	101,388	3,235	1,827	104,296	—	(35)
EQ/Morgan Stanley Mid Cap Growth Portfolio	17,876	498	289	16,653	—	(13)
EQ/PIMCO Global Real Return Portfolio	35,738	995	6,732	31,358	—	(180)
EQ/PIMCO Ultra Short Bond Portfolio	8,896	249	138	8,999	—	— #
EQ/T. Rowe Price Growth Stock Portfolio	82,410	12,235	1,815	89,117	—	(22)

	$3,312,005	$135,546	$92,296	$3,491,627	$—	$(1,129)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$451,248	$—	$—	$451,248
Investment Companies	—	3,491,627	—	3,491,627
Other Exchange Traded Funds (ETFs)	487,778	—	—	487,778
Short-Term Investments	61,448	—	—	61,448

Total Assets	$1,000,474	$3,491,627	$—	$4,492,101

Total Liabilities	$—	$—	$—	$—

Total	$1,000,474	$3,491,627	$—	$4,492,101

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,152
Aggregate gross unrealized depreciation	(688,906)

Net unrealized depreciation	$(631,754)

Federal income tax cost of investments	$5,123,855

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	594,073	$10,005,902
AXA 400 Managed Volatility Portfolio‡	154,022	3,015,612
AXA 500 Managed Volatility Portfolio‡	1,833,471	34,978,693
AXA International Managed Volatility Portfolio‡	696,363	7,899,520
EQ/Intermediate Government Bond Portfolio‡	38,968,704	407,753,774

Total Investments (100.1%) (Cost $454,910,533)		463,653,501
Other Assets Less Liabilities (-0.1%)		(487,034)

Net Assets (100%)		$463,166,467

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$876,835	$24,403,960	$16,558,471	$10,005,902	$—	$862,272
AXA 400 Managed Volatility Portfolio	257,951	6,972,560	4,625,673	3,015,612	—	351,682
AXA 500 Managed Volatility Portfolio	3,335,205	87,156,997	59,022,729	34,978,693	—	3,194,210
AXA International Managed Volatility Portfolio	777,023	20,917,679	14,479,197	7,899,520	—	452,869
EQ/Intermediate Government Bond Portfolio	45,411,031	1,255,060,759	895,873,229	407,753,774	—	50,696

	$50,658,045	$1,394,511,955	$990,559,299	$463,653,501	$—	$4,911,729

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$463,653,501	$—	$463,653,501

Total Assets	$—	$463,653,501	$—	$463,653,501

Total Liabilities	$—	$—	$—	$—

Total	$—	$463,653,501	$—	$463,653,501

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,737,902
Aggregate gross unrealized depreciation	(18,585)

Net unrealized appreciation	$8,719,317

Federal income tax cost of investments	$454,934,184

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,999,617	$33,679,292
AXA 400 Managed Volatility Portfolio‡	289,880	5,675,602
AXA 500 Managed Volatility Portfolio‡	6,087,813	116,142,449
AXA International Managed Volatility Portfolio‡	2,496,801	28,323,617
AXA/AB Short Duration Government Bond Portfolio*‡	10,055,229	99,764,690
EQ/Core Bond Index Portfolio‡	27,418,996	276,709,071
EQ/Intermediate Government Bond Portfolio‡	29,626,739	310,002,984

Total Investment Companies (100.0%) (Cost $835,692,990)		870,297,705

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	336,084	336,084

Total Short-Term Investment (0.0%) (Cost $336,084)		336,084

Total Investments (100.0%) (Cost $836,029,074)		870,633,789
Other Assets Less Liabilities (0.0%)		(312,334)

Net Assets (100%)		$870,321,455

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$29,348,904	$4,923,096	$527,377	$33,679,292	$—	$505
AXA 400 Managed Volatility Portfolio	5,589,181	384,619	506,121	5,675,602	—	(544)
AXA 500 Managed Volatility Portfolio	105,545,526	12,410,320	3,753,345	116,142,449	—	6,261
AXA International Managed Volatility Portfolio	25,750,870	3,538,478	422,362	28,323,617	—	(57)
AXA/AB Short Duration Government Bond Portfolio	100,517,194	6,923,146	7,944,389	99,764,690	—	(4,014)
EQ/Core Bond Index Portfolio	260,416,063	16,841,182	6,623,427	276,709,071	—	12
EQ/Intermediate Government Bond Portfolio	292,672,088	19,661,723	7,697,651	310,002,984	—	14

	$819,839,826	$64,682,564	$27,474,672	$870,297,705	$—	$2,177

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$870,297,705	$—	$870,297,705
Short-Term Investments	336,084	—	—	336,084

Total Assets	$336,084	$870,297,705	$—	$870,633,789

Total Liabilities	$—	$—	$—	$—

Total	$336,084	$870,297,705	$—	$870,633,789

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,553,664
Aggregate gross unrealized depreciation	(1,010,144)

Net unrealized appreciation	$34,543,520

Federal income tax cost of investments	$836,090,269

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,448,435	$108,610,182
AXA 400 Managed Volatility Portfolio‡	570,719	11,174,180
AXA 500 Managed Volatility Portfolio‡	19,806,066	377,857,346
AXA International Managed Volatility Portfolio‡	8,160,530	92,572,729
AXA/AB Short Duration Government Bond Portfolio*‡	10,500,958	104,187,067
EQ/Core Bond Index Portfolio‡	33,840,483	341,513,907
EQ/Intermediate Government Bond Portfolio‡	36,681,461	383,820,922

Total Investment Companies (100.0%) (Cost $1,325,893,027)		1,419,736,333

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	316	316

Total Short-Term Investment (0.0%) (Cost $316)		316

Total Investments (100.0%) (Cost $1,325,893,343)		1,419,736,649
Other Assets Less Liabilities (0.0%)		(683,014)

Net Assets (100%)		$1,419,053,635

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$100,039,180	$15,486,289	$6,240,707	$108,610,182	$—	$8,544
AXA 400 Managed Volatility Portfolio	11,663,711	563,392	1,453,051	11,174,180	—	(33,793)
AXA 500 Managed Volatility Portfolio	359,428,927	31,845,652	18,568,298	377,857,346	—	17,970
AXA International Managed Volatility Portfolio	87,995,064	9,381,201	2,620,204	92,572,729	—	160
AXA/AB Short Duration Government Bond Portfolio	112,102,642	5,774,770	14,010,045	104,187,067	—	(32,649)
EQ/Core Bond Index Portfolio	336,294,098	18,817,172	21,249,646	341,513,907	—	(1,523)
EQ/Intermediate Government Bond Portfolio	380,299,844	21,070,740	24,425,303	383,820,922	—	(148)

	$1,387,823,466	$102,939,216	$88,567,254	$1,419,736,333	$—	$(41,439)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,419,736,333	$—	$1,419,736,333
Short-Term Investments	316	—	—	316

Total Assets	$316	$1,419,736,333	$—	$1,419,736,649

Total Liabilities	$—	$—	$—	$—

Total	$316	$1,419,736,333	$—	$1,419,736,649

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,703,625
Aggregate gross unrealized depreciation	(4,999,915)

Net unrealized appreciation	$93,703,710

Federal income tax cost of investments	$1,326,032,939

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	17,827,059	$300,258,901
AXA 400 Managed Volatility Portfolio‡	1,697,479	33,235,175
AXA 500 Managed Volatility Portfolio‡	54,917,002	1,047,698,843
AXA International Managed Volatility Portfolio‡	22,673,120	257,202,983
AXA/AB Short Duration Government Bond Portfolio*‡	19,884,750	197,289,975
EQ/Core Bond Index Portfolio‡	62,280,557	628,527,565
EQ/Intermediate Government Bond Portfolio‡	67,596,269	707,301,772

Total Investments (100.1%) (Cost $2,950,107,082)		3,171,515,214
Other Assets Less Liabilities (-0.1%)		(1,944,350)

Net Assets (100%)		$3,169,570,864

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$288,083,751	$34,682,706	$19,266,214	$300,258,901	$—	$13,614
AXA 400 Managed Volatility Portfolio	34,145,200	1,484,962	3,406,079	33,235,175	—	40,052
AXA 500 Managed Volatility Portfolio	1,012,770,365	78,321,051	56,393,387	1,047,698,843	—	49,134
AXA International Managed Volatility Portfolio	246,515,361	26,203,759	9,255,430	257,202,983	—	(185)
AXA/AB Short Duration Government Bond Portfolio	209,283,066	10,097,744	22,660,735	197,289,975	—	(27,039)
EQ/Core Bond Index Portfolio	632,552,355	36,354,435	54,580,096	628,527,565	—	(8,119)
EQ/Intermediate Government Bond Portfolio	712,912,014	42,352,330	60,760,773	707,301,772	—	373

	$3,136,262,112	$229,496,987	$226,322,714	$3,171,515,214	$—	$67,830

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,171,515,214	$—	$3,171,515,214

Total Assets	$—	$3,171,515,214	$—	$3,171,515,214

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,171,515,214	$—	$3,171,515,214

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,198,070
Aggregate gross unrealized depreciation	(17,091,596)

Net unrealized appreciation	$221,106,474

Federal income tax cost of investments	$2,950,408,740

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	43,309,557	$729,457,380
AXA 400 Managed Volatility Portfolio‡	4,244,286	83,099,450
AXA 500 Managed Volatility Portfolio‡	133,822,168	2,553,040,514
AXA International Managed Volatility Portfolio‡	54,613,173	619,529,695
AXA/AB Short Duration Government Bond Portfolio*‡	31,557,095	313,099,154
EQ/Core Bond Index Portfolio‡	101,276,198	1,022,066,687
EQ/Intermediate Government Bond Portfolio‡	108,351,595	1,133,750,085

Total Investments (100.1%) (Cost $5,870,508,350)		6,454,042,965
Other Assets Less Liabilities (-0.1%)		(5,203,653)

Net Assets (100%)		$6,448,839,312

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$710,563,207	$74,347,338	$45,939,272	$729,457,380	$—	$(3,655)
AXA 400 Managed Volatility Portfolio	83,953,816	3,532,001	6,812,260	83,099,450	—	136,968
AXA 500 Managed Volatility Portfolio	2,502,961,509	157,118,682	135,358,375	2,553,040,514	—	30,524
AXA International Managed Volatility Portfolio	596,708,916	63,259,337	25,013,700	619,529,695	—	(1,924)
AXA/AB Short Duration Government Bond Portfolio	340,142,024	15,894,003	43,889,648	313,099,154	—	(78,123)
EQ/Core Bond Index Portfolio	1,039,988,825	62,320,006	103,460,097	1,022,066,687	—	(7,819)
EQ/Intermediate Government Bond Portfolio	1,156,756,713	68,795,340	112,529,078	1,133,750,085	—	3,452

	$6,431,075,010	$445,266,707	$473,002,430	$6,454,042,965	$—	$79,423

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,454,042,965	$—	$6,454,042,965

Total Assets	$—	$6,454,042,965	$—	$6,454,042,965

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,454,042,965	$—	$6,454,042,965

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$624,277,628
Aggregate gross unrealized depreciation	(41,294,835)

Net unrealized appreciation	$582,982,793

Federal income tax cost of investments	$5,871,060,172

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	30,655,302	$516,323,374
AXA 400 Managed Volatility Portfolio‡	3,300,831	64,627,420
AXA 500 Managed Volatility Portfolio‡	94,048,346	1,794,241,131
AXA International Managed Volatility Portfolio‡	37,886,005	429,777,363
AXA/AB Short Duration Government Bond Portfolio*‡	14,368,675	142,561,282
EQ/Core Bond Index Portfolio‡	45,245,736	456,614,297
EQ/Intermediate Government Bond Portfolio‡	48,555,137	508,062,572

Total Investments (100.0%) (Cost $3,688,911,539)		3,912,207,439
Other Assets Less Liabilities (0.0%)		(1,472,514)

Net Assets (100%)		$3,910,734,925

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$512,698,923	$56,361,886	$43,181,437	$516,323,374	$—	$12,437
AXA 400 Managed Volatility Portfolio	64,064,530	4,747,514	5,971,246	64,627,420	—	17,065
AXA 500 Managed Volatility Portfolio	1,773,599,591	150,076,037	144,314,300	1,794,241,131	—	106,095
AXA International Managed Volatility Portfolio	414,970,456	57,571,509	31,308,728	429,777,363	—	46,371
AXA/AB Short Duration Government Bond Portfolio	155,148,632	13,564,322	26,569,981	142,561,282	—	(17,663)
EQ/Core Bond Index Portfolio	467,503,060	42,519,725	63,795,042	456,614,297	—	(27,327)
EQ/Intermediate Government Bond Portfolio	522,050,390	47,945,454	71,261,887	508,062,572	—	6,755

	$3,910,035,582	$372,786,447	$386,402,621	$3,912,207,439	$—	$143,733

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,912,207,439	$—	$3,912,207,439

Total Assets	$—	$3,912,207,439	$—	$3,912,207,439

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,912,207,439	$—	$3,912,207,439

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,240,385
Aggregate gross unrealized depreciation	(42,122,424)

Net unrealized appreciation	$223,117,961

Federal income tax cost of investments	$3,689,089,478

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	19,763,524	$332,874,535
AXA 400 Managed Volatility Portfolio‡	2,004,183	39,240,177
AXA 500 Managed Volatility Portfolio‡	60,395,347	1,152,213,941
AXA International Managed Volatility Portfolio‡	24,134,446	273,780,217
AXA/AB Short Duration Government Bond Portfolio*‡	5,248,076	52,069,689
EQ/Core Bond Index Portfolio‡	16,483,495	166,349,362
EQ/Intermediate Government Bond Portfolio‡	17,703,471	185,242,423

Total Investment Companies (100.0%) (Cost $2,224,761,545)		2,201,770,344

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	649,040	649,040

Total Short-Term Investment (0.0%) (Cost $649,040)		649,040

Total Investments (100.0%) (Cost $2,225,410,585)		2,202,419,384
Other Assets Less Liabilities (0.0%)		(425,363)

Net Assets (100%)		$2,201,994,021

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$338,992,459	$50,229,884	$49,976,556	$332,874,535	$—	$(2,331,323)
AXA 400 Managed Volatility Portfolio	39,006,936	5,484,430	6,110,260	39,240,177	—	(60,072)
AXA 500 Managed Volatility Portfolio	1,157,576,469	147,701,850	156,606,394	1,152,213,941	—	160,860
AXA International Managed Volatility Portfolio	275,060,264	45,417,686	40,632,984	273,780,217	—	(2,819,307)
AXA/AB Short Duration Government Bond Portfolio	60,476,649	8,912,199	17,482,852	52,069,689	—	(11,297)
EQ/Core Bond Index Portfolio	171,860,558	22,566,611	31,866,974	166,349,362	—	(8,768)
EQ/Intermediate Government Bond Portfolio	192,794,383	25,308,826	36,299,596	185,242,423	—	3,705

	$2,235,767,718	$305,621,486	$338,975,616	$2,201,770,344	$—	$(5,066,202)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,201,770,344	$—	$2,201,770,344
Short-Term Investments	649,040	—	—	649,040

Total Assets	$649,040	$2,201,770,344	$—	$2,202,419,384

Total Liabilities	$—	$—	$—	$—

Total	$649,040	$2,201,770,344	$—	$2,202,419,384

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,099,933
Aggregate gross unrealized depreciation	(68,105,610)

Net unrealized depreciation	$(23,005,677)

Federal income tax cost of investments	$2,225,425,061

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	40,502,159	$405,724,432
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	32,492,613	407,712,203
AXA/Templeton Global Equity Managed Volatility Portfolio*‡	36,346,941	399,332,763

Total Investment Companies (100.0%) (Cost $934,157,235)		1,212,769,398

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,096,625	1,096,625

Total Short-Term Investment (0.1%) (Cost $1,096,625)		1,096,625

Total Investments (100.1%) (Cost $935,253,860)		1,213,866,023
Other Assets Less Liabilities (-0.1%)		(661,222)

Net Assets (100%)		$1,213,204,801

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$431,784,005	$292,380	$34,733,576	$405,724,432	$—	$(216,514)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	427,069,622	292,380	21,001,337	407,712,203	—	1,115,726
AXA/Templeton Global Equity Managed Volatility Portfolio	416,403,103	12,692,390	22,111,966	399,332,763	—	6,726

	$1,275,256,730	$13,277,150	$77,846,879	$1,212,769,398	$—	$905,938

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,212,769,398	$—	$1,212,769,398
Short-Term Investments	1,096,625	—	—	1,096,625

Total Assets	$1,096,625	$1,212,769,398	$—	$1,213,866,023

Total Liabilities	$—	$—	$—	$—

Total	$1,096,625	$1,212,769,398	$—	$1,213,866,023

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,025,100
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$279,025,100

Federal income tax cost of investments	$934,840,923

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	22,980	$1,422,922
iShares® Global Clean Energy ETF	15,850	149,307
iShares® Global Energy ETF	13,770	406,353
iShares® North American Natural Resources ETF	9,430	280,354
iShares® U.S. Energy ETF	23,470	816,286
iShares® U.S. Oil & Gas Exploration & Production ETF	2,750	142,945
iShares® U.S. Oil Equipment & Services ETF	3,670	131,092
PowerShares Cleantech Portfolio	2,840	85,598
PowerShares DWA Energy Momentum Portfolio	4,300	138,933
PowerShares Dynamic Energy Exploration & Production Portfolio	6,440	129,122
PowerShares Dynamic Oil & Gas Services Portfolio	11,430	133,245
PowerShares Global Clean Energy Portfolio	7,650	82,927
PowerShares S&P Smallcap Energy Portfolio	17,180	253,405
PowerShares WilderHill Clean Energy Portfolio	31,520	127,341
PowerShares WilderHill Progressive Energy Portfolio	3,530	72,718
SPDR® S&P International Energy Sector ETF	1,100	17,737
SPDR® S&P Oil & Gas Equipment & Services ETF	5,140	88,922
SPDR® S&P Oil & Gas Exploration & Production ETF	3,420	103,797
Vanguard Energy ETF	10,630	912,267

Total Investment Companies (98.5%) (Cost $7,952,746)		5,495,271

SHORT-TERM INVESTMENT:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	158,385	158,385

Total Short-Term Investment (2.8%) (Cost $158,385)		158,385

Total Investments (101.3%) (Cost $8,111,131)		5,653,656
Other Assets Less Liabilities (-1.3%)		(70,705)

Net Assets (100%)		$5,582,951

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,495,271	$—	$—	$5,495,271
Short-Term Investments	158,385	—	—	158,385

Total Assets	$5,653,656	$—	$—	$5,653,656

Total Liabilities	$—	$—	$—	$—

Total	$5,653,656	$—	$—	$5,653,656

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275
Aggregate gross unrealized depreciation	(2,464,039)

Net unrealized depreciation	$(2,463,764)

Federal income tax cost of investments	$8,117,420

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® MSCI All Country World Minimum Volatility ETF	23,030	$1,692,475
iShares® MSCI EAFE Minimum Volatility ETF	11,610	771,369
iShares® MSCI Emerging Markets Minimum Volatility ETF	6,880	353,426
iShares® MSCI USA Minimum Volatility ETF	7,180	315,417
PowerShares S&P 500 High Dividend Low Volatility Portfolio	8,630	320,346
PowerShares S&P 500 Low Volatility Portfolio	8,240	332,319
PowerShares S&P Emerging Markets Low Volatility Portfolio	16,390	369,758
PowerShares S&P International Developed Low Volatility Portfolio	26,170	783,268
PowerShares S&P MidCap Low Volatility Portfolio	10,910	401,379
PowerShares S&P SmallCap Low Volatility Portfolio	5,320	186,306
SPDR® Russell 1000 Low Volatility ETF	4,290	329,643
SPDR® Russell 2000 Low Volatility ETF	2,550	195,692

Total Investment Companies (100.0%) (Cost $5,595,941)		6,051,398

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	20,543	20,543

Total Short-Term Investment (0.3%) (Cost $20,543)		20,543

Total Investments (100.3%) (Cost $5,616,484)		6,071,941
Other Assets Less Liabilities (-0.3%)		(19,241)

Net Assets (100%)		$6,052,700

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,051,398	$—	$—	$6,051,398
Short-Term Investments	20,543	—	—	20,543

Total Assets	$6,071,941	$—	$—	$6,071,941

Total Liabilities	$—	$—	$—	$—

Total	$6,071,941	$—	$—	$6,071,941

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$617,757
Aggregate gross unrealized depreciation	(162,462)

Net unrealized appreciation	$455,295

Federal income tax cost of investments	$5,616,646

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.1%)
MercadoLibre, Inc.	23,906	$2,817,322

Australia (2.1%)
AGL Energy Ltd.	35,862	505,816
Alumina Ltd.	132,164	131,703
Amcor Ltd.	62,125	683,375
AMP Ltd.	159,697	708,787
APA Group	57,099	385,607
Aristocrat Leisure Ltd.	28,027	221,286
Asciano Ltd.	30,732	211,076
ASX Ltd.	11,453	363,726
Aurizon Holdings Ltd.	104,616	317,566
AusNet Services	93,733	107,058
Australia & New Zealand Banking Group Ltd.	152,830	2,748,382
Bank of Queensland Ltd.	18,638	173,158
Bendigo & Adelaide Bank Ltd.	25,619	174,191
BHP Billiton Ltd.	171,160	2,212,077
BHP Billiton plc	112,257	1,262,101
Boral Ltd.	42,552	201,581
Brambles Ltd.	80,641	749,202
Caltex Australia Ltd.	14,046	366,292
Challenger Ltd.	35,344	227,310
CIMIC Group Ltd.	5,498	146,496
Coca-Cola Amatil Ltd.	30,909	209,449
Cochlear Ltd.	3,061	240,038
Commonwealth Bank of Australia	90,268	5,184,084
Computershare Ltd.	25,485	191,057
Crown Resorts Ltd.	19,397	185,265
CSL Ltd.	24,707	1,921,187
Dexus Property Group (REIT)	52,447	319,214
DUET Group†	134,068	234,007
Flight Centre Travel Group Ltd.	2,751	91,163
Fortescue Metals Group Ltd.	82,591	161,441
Goodman Group (REIT)	90,034	460,334
GPT Group (REIT)	93,665	358,995
Harvey Norman Holdings Ltd.	32,214	116,060
Healthscope Ltd.	95,784	195,306
Iluka Resources Ltd.	23,503	118,186
Incitec Pivot Ltd.	91,448	223,617
Insurance Australia Group Ltd.	129,229	552,758
LendLease Group	30,656	325,936
Macquarie Group Ltd.	16,190	820,206
Medibank Pvt Ltd.	148,670	333,912
Mirvac Group (REIT)	189,038	280,395
National Australia Bank Ltd.	139,553	2,807,007
Newcrest Mining Ltd.*	40,741	529,661
Oil Search Ltd.	75,034	388,817
Orica Ltd.	17,867	210,507
Origin Energy Ltd.	89,647	349,779
Platinum Asset Management Ltd.	12,545	61,064
Qantas Airways Ltd.*	26,602	82,994
QBE Insurance Group Ltd.	70,273	587,697
Ramsay Health Care Ltd.	7,326	344,582
REA Group Ltd.	2,757	114,186
Santos Ltd.	84,157	259,978
Scentre Group (REIT)	283,482	964,826
SEEK Ltd.	16,617	206,097
Sonic Healthcare Ltd.	20,799	299,418
South32 Ltd.*	274,146	307,865
Stockland Corp., Ltd. (REIT)	131,477	430,346
Suncorp Group Ltd.	66,145	603,878
Sydney Airport	58,064	297,765
Tabcorp Holdings Ltd.	42,204	138,464
Tatts Group Ltd.	78,106	226,317
Telstra Corp., Ltd.	227,887	931,080
TPG Telecom Ltd.	16,154	140,422
Transurban Group	108,253	941,838
Treasury Wine Estates Ltd.	37,157	274,573
Vicinity Centres (REIT)	182,675	446,694
Vocus Communications Ltd.	24,018	153,364
Wesfarmers Ltd.	59,880	1,902,597
Westfield Corp. (REIT)	105,878	810,796
Westpac Banking Corp.	176,583	4,108,167
Woodside Petroleum Ltd.	39,653	789,080
Woolworths Ltd.	67,321	1,140,469

		45,269,728

Austria (0.3%)
Andritz AG*	4,124	226,446
Erste Group Bank AG*	146,094	4,106,137
OMV AG	8,129	228,706
Raiffeisen Bank International AG*	6,440	97,573
Vienna Insurance Group AG Wiener Versicherung Gruppe	63,487	1,343,699
voestalpine AG	6,424	214,947

		6,217,508

Belgium (0.4%)
Ageas	10,812	429,005
Anheuser-Busch InBev S.A./N.V.	42,740	5,313,248
Colruyt S.A.	3,463	201,756
Delhaize Group S.A.	5,598	584,444
Groupe Bruxelles Lambert S.A.	4,102	338,452
KBC Groep N.V.	13,582	700,650
Proximus SADP	7,692	262,888
Solvay S.A.	3,841	385,275
Telenet Group Holding N.V.*	2,616	132,421
UCB S.A.	6,576	503,146
Umicore S.A.	5,292	263,452

		9,114,737

Brazil (0.9%)
Banco Bradesco S.A. (Preference)(q)	501,935	3,763,483
BRF S.A.	290,491	4,150,160
Embraer S.A. (ADR)	89,825	2,367,787
Itau Unibanco Holding S.A. (Preference)(q)	450,122	3,894,510
Lojas Arapua S.A. (Preference)(b)(q)*†	1,248,000	—
Raia Drogasil S.A.	180,907	2,624,816
Telefonica Brasil S.A. (Preference)(q)	117,800	1,474,282
Ultrapar Participacoes S.A.	94,816	1,835,854

		20,110,892

Cayman Islands (0.0%)
Theravance Biopharma, Inc.*	19,264	362,163

Chile (0.1%)
Antofagasta plc	22,132	149,209
S.A.C.I. Falabella	273,451	1,909,748

		2,058,957

China (2.0%)
Alibaba Group Holding Ltd. (ADR)*	29,200	2,307,676
Bank of China Ltd., Class H	12,497,000	5,187,382
China Construction Bank Corp., Class H(b)	6,717,420	4,286,416
China Machinery Engineering Corp., Class H	914,000	638,605
China Mengniu Dairy Co., Ltd. (Shanghai-Hong Kong Stock Connect)	43,000	68,402
China Mengniu Dairy Co., Ltd. (Hong Kong Stock Exchange)	615,000	978,311
China Pacific Insurance Group Co., Ltd., Class H	814,000	3,043,049

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Chongqing Changan Automobile Co., Ltd., Class B	300,600	$563,043
CRCC High-Tech Equipment Corp. Ltd., Class H*	1,319,500	733,117
CSPC Pharmaceutical Group Ltd.	1,206,000	1,091,368
Huadian Power International Corp., Ltd. (Hong Kong Stock Exchange), Class H	1,248,000	794,746
Huadian Power International Corp., Ltd., (Shanghai-Hong Kong Stock Connect), Class H	106,000	67,502
JD.com, Inc. (ADR)*	209,151	5,542,501
NetEase, Inc. (ADR)	5,560	798,305
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,336,000	544,227
Shenzhou International Group Holdings Ltd.	319,000	1,735,361
Sihuan Pharmaceutical Holdings Group Ltd.(b)	1,287,000	368,314
TAL Education Group (ADR)*	20,437	1,015,310
Tencent Holdings Ltd.	624,600	12,753,922
Yangzijiang Shipbuilding Holdings Ltd.	100,497	73,070

		42,590,627

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	87,829	1,153,292
Grupo de Inversiones Suramericana S.A. (Preference)(q)	45,944	590,433

		1,743,725

Czech Republic (0.2%)
Komercni Banka A/S	18,016	3,979,117

Denmark (0.6%)
A. P. Moeller - Maersk A/S, Class A*	201	256,602
A. P. Moeller - Maersk A/S, Class B*	372	487,971
Carlsberg A/S, Class B	5,564	530,188
Chr Hansen Holding A/S	5,256	352,835
Coloplast A/S, Class B	5,778	437,817
Danske Bank A/S	37,526	1,060,138
DSV A/S	10,286	428,184
FLSmidth & Co. A/S*	26,604	1,115,186
Genmab A/S*	2,844	394,125
ISS A/S	7,939	318,724
Novo Nordisk A/S, Class B	104,145	5,648,974
Novozymes A/S, Class B	12,423	558,499
Pandora A/S	5,790	758,178
TDC A/S	44,026	215,474
Tryg A/S	6,400	124,218
Vestas Wind Systems A/S	11,570	816,269
William Demant Holding A/S*	1,401	140,881

		13,644,263

Egypt (0.1%)
Commercial International Bank Egypt SAE	323,483	1,398,125

Finland (0.3%)
Elisa Oyj*	7,658	297,759
Fortum Oyj	23,101	349,875
Kone Oyj, Class B	17,906	863,095
Metso Oyj	5,977	142,622
Neste Oyj	6,641	218,542
Nokia Oyj	306,647	1,823,178
Nokian Renkaat Oyj	6,228	219,834
Orion Oyj, Class B	4,863	160,751
Sampo Oyj, Class A	23,783	1,129,596
Stora Enso Oyj, Class R	27,613	247,125
UPM-Kymmene Oyj	29,322	531,179
Wartsila Oyj Abp	7,936	359,138

		6,342,694

France (3.9%)
Accor S.A.	10,890	461,468
Aeroports de Paris S.A.	1,669	206,343
Air Liquide S.A.	18,285	2,057,555
Airbus Group SE	147,647	9,803,239
Alstom S.A.*	8,146	208,236
Arkema S.A.	3,409	255,943
Atos SE	4,358	354,963
AXA S.A.‡	103,962	2,447,593
BNP Paribas S.A.	56,300	2,833,540
Bollore S.A.	43,070	167,318
Bouygues S.A.	10,614	432,984
Bureau Veritas S.A.	13,568	302,219
Cap Gemini S.A.	8,464	795,343
Carrefour S.A.	29,795	819,792
Casino Guichard Perrachon S.A.	3,106	178,059
Christian Dior SE	2,836	514,397
Cie de Saint-Gobain	25,625	1,129,316
Cie Generale des Etablissements Michelin	9,982	1,021,471
CNP Assurances S.A.	8,928	139,231
Credit Agricole S.A.	56,605	613,062
Danone S.A.	31,330	2,228,507
Dassault Systemes S.A.	6,650	527,649
Edenred	10,710	208,031
Electricite de France S.A.	12,064	135,409
Engie S.A.	77,662	1,205,388
Essilor International S.A.	10,914	1,348,087
Eurazeo S.A.	1,887	127,588
Eutelsat Communications S.A.	9,130	294,944
Fonciere des Regions (REIT)	1,632	154,228
Gecina S.A. (REIT)	2,013	277,162
Groupe Eurotunnel SE (Registered)	24,964	279,804
Hermes International	1,373	483,465
ICADE (REIT)	1,604	122,872
Iliad S.A.	1,381	355,381
Imerys S.A.	1,999	139,414
Ingenico Group S.A.	2,843	326,578
J.C. Decaux S.A.	4,258	186,394
Kering	27,718	4,954,983
Klepierre S.A. (REIT)	11,379	545,118
Lagardere S.C.A.	6,042	160,536
Legrand S.A.	14,373	805,404
L’Oreal S.A.	13,388	2,398,626
LVMH Moet Hennessy Louis Vuitton SE	53,460	9,155,236
Natixis S.A.	48,624	239,410
Numericable-SFR S.A.	6,103	256,881
Orange S.A.	105,592	1,849,757
Pernod-Ricard S.A.	11,320	1,262,341
Peugeot S.A.*	23,539	403,382
Publicis Groupe S.A.	10,239	718,981
Remy Cointreau S.A.	1,273	96,647
Renault S.A.	10,356	1,028,987
Rexel S.A.	14,900	212,866
Safran S.A.	16,679	1,166,831
Sanofi S.A.	62,771	5,061,326
Schneider Electric SE	29,775	1,881,749
SCOR SE	7,988	283,594
Societe BIC S.A.	1,547	232,716
Societe Generale S.A.	105,868	3,912,774
Sodexo S.A.	4,904	528,674

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Suez Environnement Co. S.A.	16,031	$294,056
Technip S.A.	53,307	2,954,653
Thales S.A.	5,563	487,421
Total S.A.	113,548	5,176,003
Unibail-Rodamco SE (REIT)	5,242	1,442,306
Valeo S.A.	4,133	643,362
Veolia Environnement S.A.	23,395	563,570
Vinci S.A.	25,431	1,894,567
Vivendi S.A.	62,539	1,315,095
Wendel S.A.	1,657	180,367
Zodiac Aerospace	10,871	217,838

		85,469,030

Germany (4.0%)
adidas AG	11,171	1,309,282
Allianz SE (Registered)	58,548	9,523,582
Axel Springer SE	2,335	125,862
BASF SE	48,818	3,682,965
Bayer AG (Registered)	82,949	9,750,246
Bayerische Motoren Werke (BMW) AG	17,736	1,628,671
Bayerische Motoren Werke (BMW) AG (Preference)(q)	76,111	6,084,987
Beiersdorf AG	5,243	473,343
Brenntag AG	8,035	458,980
Commerzbank AG*	58,767	510,961
Continental AG	5,847	1,330,660
Daimler AG (Registered)	51,176	3,923,169
Deutsche Bank AG (Registered)	194,430	3,307,566
Deutsche Boerse AG	10,258	875,327
Deutsche Lufthansa AG (Registered)*	12,345	199,543
Deutsche Post AG (Registered)	51,500	1,431,057
Deutsche Telekom AG (Registered)	171,391	3,076,532
Deutsche Wohnen AG	18,043	561,116
E.ON SE	106,354	1,021,169
Evonik Industries AG	7,547	226,415
Fraport AG Frankfurt Airport Services Worldwide	1,956	118,654
Fresenius Medical Care AG & Co. KGaA	11,674	1,034,014
Fresenius SE & Co. KGaA	20,087	1,467,648
Fuchs Petrolub SE (Preference)(q)	3,550	158,613
GEA Group AG	9,511	465,370
Hannover Rueck SE	3,327	387,665
HeidelbergCement AG	7,330	627,646
Henkel AG & Co. KGaA	5,405	531,206
Henkel AG & Co. KGaA (Preference)(q)	9,470	1,044,186
Hugo Boss AG	3,722	244,121
Infineon Technologies AG	61,066	868,935
K+S AG (Registered)	11,093	259,586
Kabel Deutschland Holding AG	609	68,259
Lanxess AG	4,760	228,789
Linde AG	28,103	4,094,834
MAN SE	1,833	198,398
Merck KGaA	6,722	560,745
Metro AG	9,863	305,605
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,868	1,803,748
OSRAM Licht AG	4,625	238,431
Porsche Automobil Holding SE (Preference)(q)	7,964	410,429
ProSiebenSat.1 Media SE	11,379	585,063
RWE AG	25,452	329,441
SAP SE	135,283	10,945,029
Siemens AG (Registered)	58,967	6,250,230
Symrise AG	6,896	462,970
Telefonica Deutschland Holding AG	29,259	158,512
ThyssenKrupp AG	19,132	397,526
TUI AG	26,502	410,705
United Internet AG (Registered)	6,753	338,913
Volkswagen AG	1,883	273,297
Volkswagen AG (Preference)(q)	9,957	1,267,268
Vonovia SE	24,735	890,116
Zalando SE*§	4,170	136,894

		87,064,279

Hong Kong (1.7%)
AIA Group Ltd.	1,319,200	7,474,052
ASM Pacific Technology Ltd.	11,000	86,357
Bank of East Asia Ltd.	61,200	228,790
BOC Hong Kong Holdings Ltd.	192,500	574,471
Cathay Pacific Airways Ltd.	63,000	108,988
Cheung Kong Infrastructure Holdings Ltd.	33,000	322,668
Cheung Kong Property Holdings Ltd.	143,764	925,704
China Mobile Ltd.	669,500	7,461,089
China Overseas Land & Investment Ltd.	618,000	1,955,810
China Taiping Insurance Holdings Co., Ltd.* (Shanghai-Hong Kong Stock Connect)	35,800	78,639
China Taiping Insurance Holdings Co., Ltd. (Hong Kong Stock Exchange)*	419,800	922,144
China Unicom Hong Kong Ltd.	1,324,000	1,747,731
CK Hutchison Holdings Ltd.	143,764	1,866,235
CLP Holdings Ltd.	102,500	926,911
First Pacific Co., Ltd.	139,500	104,121
Galaxy Entertainment Group Ltd.	122,000	457,656
Hang Lung Properties Ltd.	115,000	219,701
Hang Seng Bank Ltd.	39,800	703,408
Henderson Land Development Co., Ltd.	59,763	367,098
HK Electric Investments & HK Electric Investments Ltd.§	146,000	128,547
HKT Trust & HKT Ltd.	133,260	183,467
Hong Kong & China Gas Co., Ltd.	368,563	688,916
Hong Kong Exchanges and Clearing Ltd.	60,400	1,454,455
Hongkong Land Holdings Ltd.	33,000	190,740
Hysan Development Co., Ltd.	37,000	157,638
Jardine Matheson Holdings Ltd.	13,000	732,550
Kerry Properties Ltd.	30,500	83,746
Li & Fung Ltd.	290,000	171,592
Link REIT (REIT)	120,000	711,583
Melco Crown Entertainment Ltd. (ADR)	5,271	87,024
MTR Corp., Ltd.	73,500	363,836
New World Development Co., Ltd.	290,320	276,572
Noble Group Ltd.*	271,481	88,624
NWS Holdings Ltd.	80,026	127,714
PCCW Ltd.	209,000	135,250
Power Assets Holdings Ltd.	75,500	772,290
Shangri-La Asia Ltd.	52,166	59,514
Shenzhen International Holdings Ltd. (Shanghai-Hong Kong Stock Connect)	41,500	67,300
Shenzhen International Holdings Ltd. (Hong Kong Stock Exchange)	595,500	965,715
Sino Land Co., Ltd.	163,400	258,665
SJM Holdings Ltd.	111,000	79,272
Sun Hung Kai Properties Ltd.	92,000	1,124,894
Swire Pacific Ltd., Class A	30,500	328,302

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Swire Properties Ltd.	60,800	$164,200
Techtronic Industries Co., Ltd.	75,500	298,307
WH Group Ltd.*§	353,000	255,739
Wharf Holdings Ltd.	71,100	388,617
Wheelock & Co., Ltd.	50,000	223,337
Yue Yuen Industrial Holdings Ltd.	43,500	149,442

		37,249,421

India (2.0%)
Ashok Leyland Ltd.	3,037,271	4,980,900
Bharat Petroleum Corp., Ltd.	190,253	2,597,996
DLF Ltd.	2,329,945	4,037,316
Glenmark Pharmaceuticals Ltd.	157,678	1,893,041
HDFC Bank Ltd.	235,220	4,457,305
ICICI Bank Ltd. (ADR)	527,595	3,777,580
IndusInd Bank Ltd.	237,346	3,467,945
Larsen & Toubro Ltd.	157,357	2,891,106
Marico Ltd.	602,108	2,221,224
Maruti Suzuki India Ltd.	47,475	2,664,220
Shree Cement Ltd.	17,716	3,322,762
Shriram Transport Finance Co., Ltd.	261,999	3,770,989
Zee Entertainment Enterprises Ltd.	453,502	2,649,894

		42,732,278

Indonesia (0.6%)
AKR Corporindo Tbk PT	1,295,300	678,909
Bank Negara Indonesia Persero Tbk PT	1,226,100	480,824
Bumi Serpong Damai Tbk PT	2,324,000	321,609
Jasa Marga Persero Tbk PT*	2,777,600	1,131,149
Kalbe Farma Tbk PT	9,398,800	1,024,228
Link Net Tbk PT*	4,006,200	1,240,230
Matahari Department Store Tbk PT	2,322,100	3,213,464
Surya Citra Media Tbk PT	4,469,600	1,058,412
United Tractors Tbk PT	939,800	1,084,385
XL Axiata Tbk PT*	5,917,500	1,785,068

		12,018,278

Ireland (0.7%)
Accenture plc, Class A	22,844	2,636,198
AerCap Holdings N.V.*	4,614	178,839
Allegion plc	3,342	212,919
Bank of Ireland*	1,430,634	415,119
CRH plc	43,701	1,234,730
Endo International plc*	7,168	201,779
Experian plc	52,131	932,171
James Hardie Industries plc (CDI)	24,587	336,610
Kerry Group plc, Class A	8,791	819,068
Medtronic plc	51,156	3,836,700
Paddy Power Betfair plc	4,408	614,945
Perrigo Co. plc	5,327	681,483
Shire plc	62,775	3,569,458
XL Group plc	10,616	390,669

		16,060,688

Israel (0.2%)
Azrieli Group Ltd.	1,545	60,669
Bank Hapoalim B.M.	59,521	308,994
Bank Leumi Le-Israel B.M.*	77,993	280,100
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	219,117
Check Point Software Technologies Ltd.*	3,347	292,762
Delek Group Ltd.	246	42,202
Israel Chemicals Ltd.	25,003	108,832
Mizrahi Tefahot Bank Ltd.	8,869	104,055
Mobileye N.V.*	4,874	181,751
NICE-Systems Ltd.	3,043	199,694
Taro Pharmaceutical Industries Ltd.*	234	33,521
Teva Pharmaceutical Industries Ltd.	48,564	2,620,678

		4,452,375

Italy (0.8%)
Assicurazioni Generali S.p.A.	62,061	920,168
Atlantia S.p.A.	21,315	591,078
Banca Monte dei Paschi di Siena S.p.A.*	1,351,649	773,635
Banco Popolare SC*	18,779	129,173
Brunello Cucinelli S.p.A.	56,352	1,067,006
Enel Green Power S.p.A.	96,731	208,033
Enel S.p.A.	372,904	1,654,028
Eni S.p.A.	135,204	2,046,187
EXOR S.p.A.	5,073	181,836
Ferrari N.V.*	6,518	270,714
Finmeccanica S.p.A.*	21,382	271,286
Intesa Sanpaolo S.p.A.	674,188	1,867,264
Intesa Sanpaolo S.p.A. (RNC)	52,799	137,343
Luxottica Group S.p.A.	8,770	484,000
Mediobanca S.p.A.	29,197	210,303
Prysmian S.p.A.	73,391	1,662,716
Saipem S.p.A.*	341,642	136,881
Snam S.p.A.	114,600	717,870
Telecom Italia S.p.A.*	623,438	672,521
Telecom Italia S.p.A. (RNC)	302,216	264,797
Terna Rete Elettrica Nazionale S.p.A.	80,487	459,305
Tod’s S.p.A.	14,683	1,045,907
UniCredit S.p.A.	253,725	915,222
Unione di Banche Italiane S.p.A.	46,232	171,079
UnipolSai S.p.A.	61,609	142,593

		17,000,945

Japan (8.5%)
ABC-Mart, Inc.	1,800	115,314
Acom Co., Ltd.*	18,300	92,195
Aeon Co., Ltd.	34,000	491,217
AEON Financial Service Co., Ltd.	5,400	127,437
Aeon Mall Co., Ltd.	5,580	82,650
Air Water, Inc.	8,000	118,424
Aisin Seiki Co., Ltd.	10,000	376,738
Ajinomoto Co., Inc.	29,000	654,365
Alfresa Holdings Corp.	9,200	176,488
Alps Electric Co., Ltd.	10,300	179,560
Amada Holdings Co., Ltd.	17,600	171,707
ANA Holdings, Inc.	63,000	177,505
Aozora Bank Ltd.	63,000	219,992
Asahi Glass Co., Ltd.	49,000	268,195
Asahi Group Holdings Ltd.	21,000	654,378
Asahi Kasei Corp.	66,000	446,216
Asics Corp.	8,300	147,865
Astellas Pharma, Inc.	112,200	1,491,913
Bandai Namco Holdings, Inc.	9,900	215,866
Bank of Kyoto Ltd.	19,000	123,915
Bank of Yokohama Ltd.†	63,000	286,325
Benesse Holdings, Inc.	3,900	112,275
Bridgestone Corp.	34,600	1,292,754
Brother Industries Ltd.	12,600	144,870
Calbee, Inc.	3,500	139,011
Canon, Inc.	57,100	1,702,168
Casio Computer Co., Ltd.	9,800	197,750
Central Japan Railway Co.	7,600	1,344,156
Chiba Bank Ltd.	36,000	179,448
Chubu Electric Power Co., Inc.	33,500	467,771
Chugai Pharmaceutical Co., Ltd.	12,400	383,971
Chugoku Bank Ltd.	8,200	85,392
Chugoku Electric Power Co., Inc.	16,500	222,844
Citizen Holdings Co., Ltd.	15,700	89,001

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Saison Co., Ltd.	7,800	$135,770
Dai Nippon Printing Co., Ltd.	31,000	275,445
Daicel Corp.	16,000	218,650
Daihatsu Motor Co., Ltd.	9,900	139,512
Dai-ichi Life Insurance Co., Ltd.	338,400	4,096,761
Daiichi Sankyo Co., Ltd.	34,500	767,126
Daikin Industries Ltd.	12,700	949,242
Daito Trust Construction Co., Ltd.	3,700	525,354
Daiwa House Industry Co., Ltd.	32,100	903,004
Daiwa Securities Group, Inc.	86,400	531,474
Denso Corp.	25,800	1,037,089
Dentsu, Inc.	11,186	561,561
Don Quijote Holdings Co., Ltd.	6,400	222,347
East Japan Railway Co.	17,837	1,539,391
Eisai Co., Ltd.	13,300	800,044
Electric Power Development Co., Ltd.	8,100	252,979
FamilyMart Co., Ltd.	3,300	171,531
FANUC Corp.	23,818	3,700,366
Fast Retailing Co., Ltd.	2,700	864,134
Fuji Electric Co., Ltd.	29,000	100,235
Fuji Heavy Industries Ltd.	31,200	1,101,959
Fujifilm Holdings Corp.	24,600	972,896
Fujitsu Ltd.	97,000	359,058
Fukuoka Financial Group, Inc.	38,000	123,915
GungHo Online Entertainment, Inc.	17,800	50,136
Gunma Bank Ltd.	22,000	90,897
Hachijuni Bank Ltd.	19,000	81,878
Hakuhodo DY Holdings, Inc.	12,300	139,344
Hamamatsu Photonics KK	7,600	209,676
Hankyu Hanshin Holdings, Inc.	62,000	395,540
Hikari Tsushin, Inc.	1,000	76,147
Hino Motors Ltd.	12,300	133,005
Hirose Electric Co., Ltd.	1,680	185,249
Hiroshima Bank Ltd.	26,000	94,949
Hisamitsu Pharmaceutical Co., Inc.	3,300	147,488
Hitachi Chemical Co., Ltd.	5,400	97,161
Hitachi Construction Machinery Co., Ltd.	6,000	95,322
Hitachi High-Technologies Corp.	3,700	104,216
Hitachi Ltd.	257,200	1,203,443
Hitachi Metals Ltd.	10,000	103,159
Hokuhoku Financial Group, Inc.	62,000	81,532
Hokuriku Electric Power Co.	9,600	135,882
Honda Motor Co., Ltd.	86,700	2,377,326
Hoshizaki Electric Co., Ltd.	2,300	191,897
Hoya Corp.	22,400	852,054
Hulic Co., Ltd.	15,800	151,058
Idemitsu Kosan Co., Ltd.	5,200	92,823
IHI Corp.	72,000	152,259
Iida Group Holdings Co., Ltd.	7,700	150,176
INPEX Corp.	49,800	377,665
Isetan Mitsukoshi Holdings Ltd.	19,400	226,674
Isuzu Motors Ltd.	30,800	318,003
ITOCHU Corp.	84,000	1,034,466
Itochu Techno-Solutions Corp.	2,600	49,068
Iyo Bank Ltd.	11,100	72,688
J. Front Retailing Co., Ltd.	13,000	172,455
Japan Airlines Co., Ltd.	6,688	244,950
Japan Airport Terminal Co., Ltd.	2,200	78,191
Japan Exchange Group, Inc.	28,600	438,104
Japan Post Bank Co., Ltd.	20,600	253,508
Japan Post Holdings Co., Ltd.	22,900	305,618
Japan Prime Realty Investment Corp. (REIT)	45	183,327
Japan Real Estate Investment Corp. (REIT)	70	404,283
Japan Retail Fund Investment Corp. (REIT)	127	304,904
Japan Tobacco, Inc.	58,500	2,437,825
JFE Holdings, Inc.	25,600	344,836
JGC Corp.	11,000	164,690
Joyo Bank Ltd.	30,000	102,892
JSR Corp.	9,900	142,327
JTEKT Corp.	10,300	133,618
JX Holdings, Inc.	116,833	450,328
Kajima Corp.	46,000	288,560
Kakaku.com, Inc.	7,900	146,706
Kamigumi Co., Ltd.	14,000	131,734
Kaneka Corp.	16,000	137,047
Kansai Electric Power Co., Inc.*	36,600	324,130
Kansai Paint Co., Ltd.	12,000	192,776
Kao Corp.	26,600	1,418,808
Kawasaki Heavy Industries Ltd.	73,000	210,805
KDDI Corp.	283,375	7,568,753
Keihan Electric Railway Co., Ltd.	29,000	204,336
Keikyu Corp.	26,000	228,709
Keio Corp.	32,000	280,919
Keisei Electric Railway Co., Ltd.	15,000	210,982
Keyence Corp.	12,518	6,828,202
Kikkoman Corp.	8,000	263,006
Kintetsu Group Holdings Co., Ltd.	97,000	393,016
Kirin Holdings Co., Ltd.	42,800	600,101
Kobe Steel Ltd.	161,000	141,623
Koito Manufacturing Co., Ltd.	5,800	262,828
Komatsu Ltd.	49,100	835,893
Konami Corp.	5,000	147,941
Konica Minolta, Inc.	23,900	203,016
Kose Corp.	1,700	165,401
Kubota Corp.	59,600	813,678
Kuraray Co., Ltd.	19,300	235,966
Kurita Water Industries Ltd.	6,100	139,133
Kyocera Corp.	96,300	4,241,495
Kyowa Hakko Kirin Co., Ltd.	12,000	191,497
Kyushu Electric Power Co., Inc.*	21,600	205,550
Kyushu Financial Group, Inc.	18,500	106,682
Lawson, Inc.	3,400	284,580
Lixil Group Corp.	14,100	287,525
M3, Inc.	10,900	274,280
Mabuchi Motor Co., Ltd.	2,400	111,742
Makita Corp.	6,200	384,522
Marubeni Corp.	85,900	435,053
Marui Group Co., Ltd.	11,700	167,685
Maruichi Steel Tube Ltd.	2,300	63,046
Mazda Motor Corp.	28,060	435,442
McDonald’s Holdings Co. Japan Ltd.	3,910	92,621
Medipal Holdings Corp.	7,800	123,503
Meiji Holdings Co., Ltd.	6,444	518,177
Minebea Co., Ltd.	17,000	132,623
Miraca Holdings, Inc.	3,200	131,503
Mitsubishi Chemical Holdings Corp.	70,400	367,497
Mitsubishi Corp.	71,800	1,215,965
Mitsubishi Electric Corp.	103,000	1,079,466
Mitsubishi Estate Co., Ltd.	67,000	1,244,511
Mitsubishi Gas Chemical Co., Inc.	23,000	123,844
Mitsubishi Heavy Industries Ltd.	158,000	586,963
Mitsubishi Logistics Corp.	7,000	91,928
Mitsubishi Materials Corp.	54,000	152,579
Mitsubishi Motors Corp.	33,300	249,428
Mitsubishi Tanabe Pharma Corp.	11,900	206,924

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	677,800	$3,140,723
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	106,661
Mitsui & Co., Ltd.	92,100	1,059,749
Mitsui Chemicals, Inc.	46,000	153,272
Mitsui Fudosan Co., Ltd.	50,000	1,247,501
Mitsui O.S.K. Lines Ltd.	61,000	124,119
Mixi, Inc.	1,900	70,567
Mizuho Financial Group, Inc.	1,251,844	1,869,785
MS&AD Insurance Group Holdings, Inc.	27,507	766,466
Murata Manufacturing Co., Ltd.	68,703	8,283,795
Nabtesco Corp.	5,700	127,933
Nagoya Railroad Co., Ltd.	48,000	224,337
NEC Corp.	135,000	339,464
Nexon Co., Ltd.	143,200	2,441,697
NGK Insulators Ltd.	14,000	258,617
NGK Spark Plug Co., Ltd.	9,300	177,993
NH Foods Ltd.	10,000	220,356
NHK Spring Co., Ltd.	9,000	86,126
Nidec Corp.	81,156	5,553,177
Nikon Corp.	19,100	292,240
Nintendo Co., Ltd.	12,600	1,791,284
Nippon Building Fund, Inc. (REIT)	76	450,415
Nippon Electric Glass Co., Ltd.	21,000	107,477
Nippon Express Co., Ltd.	43,000	195,620
Nippon Paint Holdings Co., Ltd.	7,000	155,307
Nippon Prologis REIT, Inc. (REIT)	74	165,628
Nippon Steel & Sumitomo Metal Corp.	41,291	793,204
Nippon Telegraph & Telephone Corp.	36,718	1,581,668
Nippon Yusen KK	90,000	173,531
Nissan Motor Co., Ltd.	130,700	1,209,508
Nisshin Seifun Group, Inc.	12,380	196,791
Nissin Foods Holdings Co., Ltd.	3,300	155,111
Nitori Holdings Co., Ltd.	3,900	357,270
Nitto Denko Corp.	8,500	472,562
NOK Corp.	4,700	80,265
Nomura Holdings, Inc.	469,700	2,098,824
Nomura Real Estate Holdings, Inc.	5,800	107,193
Nomura Real Estate Master Fund, Inc. (REIT)	189	282,127
Nomura Research Institute Ltd.	6,380	214,849
NSK Ltd.	26,100	238,864
NTT Data Corp.	7,100	356,435
NTT DoCoMo, Inc.	76,000	1,723,666
NTT Urban Development Corp.	6,700	65,544
Obayashi Corp.	35,100	346,182
Obic Co., Ltd.	3,800	200,897
Odakyu Electric Railway Co., Ltd.	34,000	370,074
Oji Holdings Corp.	45,000	180,728
Olympus Corp.	14,200	552,001
Omron Corp.	10,200	303,612
Ono Pharmaceutical Co., Ltd.	22,000	931,450
Oracle Corp. Japan	2,200	123,542
Oriental Land Co., Ltd.	10,900	771,896
Orix Corp.	71,300	1,017,123
Osaka Gas Co., Ltd.	104,000	399,570
Otsuka Corp.	3,100	163,615
Otsuka Holdings Co., Ltd.	21,100	766,421
Panasonic Corp.	117,300	1,077,165
Park24 Co., Ltd.	4,400	123,151
Rakuten, Inc.	164,100	1,582,750
Recruit Holdings Co., Ltd.	7,800	238,065
Resona Holdings, Inc.	114,805	409,664
Ricoh Co., Ltd.	36,800	374,719
Rinnai Corp.	1,800	158,976
Rohm Co., Ltd.	4,900	206,371
Ryohin Keikaku Co., Ltd.	1,200	253,765
Sankyo Co., Ltd.	2,700	100,520
Sanrio Co., Ltd.	2,300	44,980
Santen Pharmaceutical Co., Ltd.	19,100	287,319
SBI Holdings, Inc.	11,660	118,418
Secom Co., Ltd.	11,400	847,416
Sega Sammy Holdings, Inc.	9,700	105,752
Seibu Holdings, Inc.	6,000	126,936
Seiko Epson Corp.	14,000	226,150
Sekisui Chemical Co., Ltd.	23,700	291,867
Sekisui House Ltd.	32,100	541,774
Seven & i Holdings Co., Ltd.	40,100	1,707,399
Seven Bank Ltd.	32,000	136,479
Shikoku Electric Power Co., Inc.	9,600	128,717
Shimadzu Corp.	14,000	219,557
Shimamura Co., Ltd.	1,200	149,807
Shimano, Inc.	4,100	642,623
Shimizu Corp.	31,000	262,775
Shin-Etsu Chemical Co., Ltd.	21,500	1,112,586
Shinsei Bank Ltd.	96,000	125,390
Shionogi & Co., Ltd.	15,500	729,517
Shiseido Co., Ltd.	18,400	410,687
Shizuoka Bank Ltd.	29,000	209,232
Showa Shell Sekiyu KK	9,500	85,255
SMC Corp.	2,800	650,335
SoftBank Group Corp.	51,100	2,436,382
Sohgo Security Services Co., Ltd.	3,700	200,542
Sompo Japan Nipponkoa Holdings, Inc.	17,281	489,509
Sony Corp.	67,400	1,732,535
Sony Financial Holdings, Inc.	10,100	129,049
Stanley Electric Co., Ltd.	7,700	174,121
Sumitomo Chemical Co., Ltd.	77,000	348,243
Sumitomo Corp.	58,500	581,387
Sumitomo Dainippon Pharma Co., Ltd.	8,400	96,729
Sumitomo Electric Industries Ltd.	39,200	476,830
Sumitomo Heavy Industries Ltd.	29,000	119,819
Sumitomo Metal Mining Co., Ltd.	26,000	258,163
Sumitomo Mitsui Financial Group, Inc.	162,563	4,928,384
Sumitomo Mitsui Trust Holdings, Inc.	173,020	506,707
Sumitomo Realty & Development Co., Ltd.	20,000	585,366
Sumitomo Rubber Industries Ltd.	9,100	140,610
Suntory Beverage & Food Ltd.	7,200	324,350
Suruga Bank Ltd.	9,400	165,207
Suzuken Co., Ltd.	4,510	153,279
Suzuki Motor Corp.	76,100	2,035,960
Sysmex Corp.	7,500	469,146
T&D Holdings, Inc.	30,100	280,687
Taiheiyo Cement Corp.	64,000	147,283
Taisei Corp.	58,000	383,420
Taisho Pharmaceutical Holdings Co., Ltd.	1,500	118,886
Taiyo Nippon Sanso Corp.	7,100	67,376
Takashimaya Co., Ltd.	14,000	117,055
Takeda Pharmaceutical Co., Ltd.	42,000	1,916,673
TDK Corp.	6,400	355,413
Teijin Ltd.	50,000	174,153
Terumo Corp.	16,300	584,393
THK Co., Ltd.	5,900	108,831

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tobu Railway Co., Ltd.	57,000	$284,126
Toho Co., Ltd.	6,000	157,857
Toho Gas Co., Ltd.	23,000	163,286
Tohoku Electric Power Co., Inc.	24,600	317,377
Tokio Marine Holdings, Inc.	36,200	1,222,267
Tokyo Electric Power Co., Inc.*	77,600	426,802
Tokyo Electron Ltd.	8,900	580,127
Tokyo Gas Co., Ltd.	121,000	564,118
Tokyo Tatemono Co., Ltd.	11,900	148,241
Tokyu Corp.	58,000	485,975
Tokyu Fudosan Holdings Corp.	29,000	196,864
TonenGeneral Sekiyu KK	16,000	144,724
Toppan Printing Co., Ltd.	26,000	218,082
Toray Industries, Inc.	76,000	647,734
Toshiba Corp.*	209,000	406,691
Toto Ltd.	7,600	237,025
Toyo Seikan Group Holdings Ltd.	8,000	149,842
Toyo Suisan Kaisha Ltd.	5,000	179,484
Toyoda Gosei Co., Ltd.	3,500	67,546
Toyota Industries Corp.	8,500	382,158
Toyota Motor Corp.	143,800	7,604,937
Toyota Tsusho Corp.	12,100	273,404
Trend Micro, Inc.	6,000	219,645
Unicharm Corp.	19,400	422,148
United Urban Investment Corp. (REIT)	139	224,658
USS Co., Ltd.	10,700	170,941
West Japan Railway Co.	8,600	531,000
Yahoo! Japan Corp.	73,000	310,694
Yakult Honsha Co., Ltd.	4,400	194,891
Yamada Denki Co., Ltd.	35,200	166,390
Yamaguchi Financial Group, Inc.	11,000	99,987
Yamaha Corp.	8,700	262,055
Yamaha Motor Co., Ltd.	13,400	222,887
Yamato Holdings Co., Ltd.	18,100	361,373
Yamazaki Baking Co., Ltd.	6,000	126,403
Yaskawa Electric Corp.	11,600	133,888
Yokogawa Electric Corp.	10,800	111,603
Yokohama Rubber Co., Ltd.	5,000	82,234

		183,280,157

Luxembourg (0.1%)
ArcelorMittal S.A.	88,332	399,539
Millicom International Cellular S.A. (SDR)	3,523	192,548
RTL Group S.A.	2,084	176,526
SES S.A. (FDR)	16,680	488,455
Tenaris S.A.	24,559	306,005

		1,563,073

Macau (0.0%)
MGM China Holdings Ltd.	54,800	83,783
Sands China Ltd.	125,987	513,215
Wynn Macau Ltd.*	87,600	135,510

		732,508

Mexico (1.1%)
Alfa S.A.B. de C.V., Class A	1,408,573	2,828,209
Cemex S.A.B. de C.V. (ADR)*	666,481	4,851,982
El Puerto de Liverpool S.A.B. de C.V.	119,716	1,415,349
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	74,522	7,177,214
Fresnillo plc	10,590	144,874
Grupo Financiero Banorte S.A.B. de C.V., Class O	900,587	5,078,626
Mexichem S.A.B. de C.V.	779,697	1,910,302

		23,406,556

Netherlands (1.3%)
Aegon N.V.	94,395	519,230
Akzo Nobel N.V.	12,770	870,406
Altice N.V., Class A*	18,768	334,437
Altice N.V., Class B*	6,611	119,121
ASML Holding N.V.	18,426	1,871,929
Boskalis Westminster	4,476	175,946
Gemalto N.V.	4,154	307,102
Heineken Holding N.V.	5,560	433,887
Heineken N.V.	12,246	1,109,901
ING Groep N.V. (CVA)	205,666	2,487,711
Koninklijke Ahold N.V.	43,966	989,071
Koninklijke DSM N.V.	9,643	530,369
Koninklijke KPN N.V.	166,561	698,038
Koninklijke Philips N.V.	50,786	1,446,757
Koninklijke Vopak N.V.	3,948	196,611
NN Group N.V.	12,544	410,444
NXP Semiconductors N.V.*	7,008	568,138
OCI N.V.*	3,973	77,804
QIAGEN N.V.*	11,464	255,419
Randstad Holding N.V.	6,877	381,172
Royal Dutch Shell plc, Class A	208,243	5,036,659
Royal Dutch Shell plc, Class B	210,633	5,142,868
Steinhoff International Holdings N.V.	568,180	3,727,253
TNT Express N.V.	27,078	242,984
Wolters Kluwer N.V.	16,588	662,152

		28,595,409

New Zealand (0.0%)
Auckland International Airport Ltd.	51,599	229,327
Contact Energy Ltd.	38,090	131,639
Fletcher Building Ltd.	32,637	177,988
Meridian Energy Ltd.	58,280	105,542
Mighty River Power Ltd.	45,043	90,911
Ryman Healthcare Ltd.	19,673	113,543
Spark New Zealand Ltd.	101,084	255,023

		1,103,973

Norway (0.2%)
DNB ASA	50,825	601,016
Gjensidige Forsikring ASA	8,808	150,194
Norsk Hydro ASA	72,701	299,337
Orkla ASA	42,931	388,857
Schibsted ASA*	4,869	134,807
Schibsted ASA, Class A	3,863	112,930
Statoil ASA	59,561	937,895
Telenor ASA	40,459	654,701
Yara International ASA	9,338	351,415

		3,631,152

Pakistan (0.1%)
Lucky Cement Ltd. (GDR)	85,576	1,583,156
United Bank Ltd./Pakistan (GDR)	206,852	1,137,686

		2,720,842

Panama (0.1%)
Copa Holdings S.A., Class A	23,899	1,619,157

Peru (0.3%)
Cia de Minas Buenaventura SAA (ADR)*	115,332	848,844
Credicorp Ltd.	36,618	4,797,324

		5,646,168

Philippines (0.6%)
Ayala Corp.	16,540	269,410
BDO Unibank, Inc.	605,040	1,344,241
DMCI Holdings, Inc.	5,661,750	1,647,681
International Container Terminal Services, Inc.	840,540	1,235,847

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
LT Group, Inc.	4,019,900	$1,361,938
Metro Pacific Investments Corp.	15,729,100	2,005,208
Metropolitan Bank & Trust Co.	1,604,827	2,873,667
SM Investments Corp.	146,245	3,015,737

		13,753,729

Poland (0.4%)
Bank Pekao S.A.	51,112	2,256,150
CCC S.A.	49,924	2,137,478
Eurocash S.A.	112,827	1,613,240
LPP S.A.	820	1,208,726
PKP Cargo S.A.	53,733	617,803
Polski Koncern Naftowy Orlen S.A.	96,703	1,915,296

		9,748,693

Portugal (0.2%)
Banco Comercial Portugues S.A., Class R*	1,919,017	77,956
EDP - Energias de Portugal S.A.	118,211	420,485
Galp Energia SGPS S.A.	21,329	268,187
Jeronimo Martins SGPS S.A.	199,710	3,267,855

		4,034,483

Russia (0.3%)
Mail.Ru Group Ltd. (GDR)(m)*	106,745	2,316,367
X5 Retail Group N.V. (GDR)(m)*	87,580	1,856,696
Yandex N.V., Class A*	134,748	2,064,339

		6,237,402

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	110,286	195,559
Broadcom Ltd.	13,490	2,084,205
CapitaLand Commercial Trust (REIT)	104,300	113,752
CapitaLand Ltd.	130,900	298,151
CapitaLand Mall Trust (REIT)	127,000	196,928
City Developments Ltd.	20,600	124,867
ComfortDelGro Corp., Ltd.	110,000	238,305
DBS Group Holdings Ltd.	92,800	1,058,919
Genting Singapore plc	342,457	212,154
Global Logistic Properties Ltd.	163,600	233,654
Golden Agri-Resources Ltd.	370,225	112,618
Hutchison Port Holdings Trust	293,000	146,500
Jardine Cycle & Carriage Ltd.	6,433	191,055
Keppel Corp., Ltd.	75,200	325,271
Oversea-Chinese Banking Corp., Ltd.	159,778	1,047,919
Sembcorp Industries Ltd.	55,000	123,233
Sembcorp Marine Ltd.	46,000	56,312
Singapore Airlines Ltd.	30,000	254,183
Singapore Exchange Ltd.	42,700	251,857
Singapore Press Holdings Ltd.	78,600	233,260
Singapore Technologies Engineering Ltd.	86,000	206,091
Singapore Telecommunications Ltd.	423,700	1,200,827
StarHub Ltd.	31,288	77,764
Suntec Real Estate Investment Trust (REIT)	144,900	180,070
United Overseas Bank Ltd.	68,640	960,965
UOL Group Ltd.	24,770	110,265
Wilmar International Ltd.	107,900	268,979

		10,503,663

South Africa (0.9%)
Investec plc	31,322	230,554
Life Healthcare Group Holdings Ltd.	674,810	1,630,834
Mediclinic International plc	20,727	266,732
Mondi plc (Johannesburg Stock Exchange)	159,421	3,053,605
Mondi plc (London Stock Exchange)	19,099	366,477
MTN Group Ltd.	249,367	2,283,595
Naspers Ltd., Class N	43,179	6,027,731
Sasol Ltd.	77,813	2,327,156
Vodacom Group Ltd.	260,459	2,832,037

		19,018,721

South Korea (1.8%)
Amorepacific Corp.	8,898	3,007,238
Cosmax, Inc.	7,792	855,103
Coway Co., Ltd.	33,257	2,806,314
Hotel Shilla Co., Ltd.	20,968	1,219,283
Hyundai Development Co-Engineering & Construction	43,769	1,758,644
Innocean Worldwide, Inc.	4,025	284,031
Kia Motors Corp.	50,113	2,116,525
Korea Aerospace Industries Ltd.	35,725	2,036,787
Korea Electric Power Corp.	45,421	2,390,997
LG Chem Ltd.	8,317	2,381,792
LIG Nex1 Co., Ltd.	8,181	754,718
Naver Corp.	4,665	2,598,465
Samsung Electronics Co., Ltd.	7,153	8,206,310
Samsung Electronics Co., Ltd. (Preference)(q)	4,872	4,716,076
Samsung Fire & Marine Insurance Co., Ltd.	4,637	1,196,148
SK Holdings Co., Ltd.	14,706	2,867,644
SK Telecom Co., Ltd.	1,007	183,595

		39,379,670

Spain (1.4%)
Abertis Infraestructuras S.A.	27,740	456,119
ACS Actividades de Construccion y Servicios S.A.	10,925	325,583
Aena S.A.*§	3,625	467,968
Amadeus IT Holding S.A., Class A	23,324	1,000,307
Banco Bilbao Vizcaya Argentaria S.A.	707,845	4,705,479
Banco de Sabadell S.A.	276,067	496,964
Banco Popular Espanol S.A.	90,114	234,511
Banco Santander S.A.	768,319	3,386,923
Bankia S.A.	260,759	246,276
Bankinter S.A.	34,807	245,959
CaixaBank S.A.*†	2,205	6,516
CaixaBank S.A.	138,936	410,573
Cemex Latam Holdings S.A.*	222,696	935,164
Distribuidora Internacional de Alimentacion S.A.	27,649	143,655
Enagas S.A.	10,312	309,954
Endesa S.A.	16,519	317,105
Ferrovial S.A.	23,786	511,143
Gas Natural SDG S.A.	18,038	364,737
Grifols S.A.	16,040	357,190
Iberdrola S.A.	291,997	1,947,396
Industria de Diseno Textil S.A.	242,823	8,169,054
Mapfre S.A.	59,016	127,526
Red Electrica Corporacion S.A.	5,425	471,008
Repsol S.A.	208,997	2,359,151
Telefonica S.A.	239,530	2,685,273
Zardoya Otis S.A.	10,245	119,259

		30,800,793

Sweden (1.3%)
Alfa Laval AB	15,271	249,994
Assa Abloy AB, Class B	325,677	6,426,687
Atlas Copco AB, Class A	36,065	907,595
Atlas Copco AB, Class B	21,057	496,451
Boliden AB	13,686	218,989
Electrolux AB*	12,366	325,363
Getinge AB, Class B	11,145	256,857

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hennes & Mauritz AB, Class B	50,463	$1,682,670
Hexagon AB, Class B	13,329	518,827
Husqvarna AB, Class B	24,517	179,236
ICA Gruppen AB	3,901	129,068
Industrivarden AB, Class C	8,530	145,419
Investment AB Kinnevik, Class B	12,243	347,312
Investor AB, Class B	24,603	870,988
Lundin Petroleum AB*	12,208	206,769
Nordea Bank AB	161,442	1,551,132
Sandvik AB	56,385	583,419
Securitas AB, Class B	15,680	259,780
Skandinaviska Enskilda Banken AB, Class A	80,736	771,235
Skanska AB, Class B	19,650	448,513
SKF AB, Class B*	20,545	371,003
Svenska Cellulosa AB S.C.A., Class B	31,634	988,581
Svenska Handelsbanken AB, Class A	79,589	1,012,724
Swedbank AB, Class A*	48,133	1,036,980
Swedish Match AB	10,161	344,948
Tele2 AB, Class B	17,843	165,501
Telefonaktiebolaget LM Ericsson, Class B	628,061	6,289,700
TeliaSonera AB	142,343	739,396
Volvo AB, Class B	79,806	875,893

		28,401,030

Switzerland (3.7%)
ABB Ltd. (Registered)*	116,878	2,277,878
Actelion Ltd. (Registered)*	5,559	830,771
Adecco S.A. (Registered)*	8,848	576,493
Aryzta AG*	4,154	172,070
Baloise Holding AG (Registered)	2,580	327,883
Barry Callebaut AG (Registered)*	107	116,286
Chocoladefabriken Lindt & Spruengli AG	50	309,916
Chocoladefabriken Lindt & Sprungli AG (Registered)	5	374,343
Chubb Ltd.	16,766	1,997,669
Cie Financiere Richemont S.A. (Registered)	27,745	1,833,701
Coca-Cola HBC AG*	10,959	232,950
Credit Suisse Group AG (Registered)*	279,463	3,955,584
DKSH Holding AG*	34,218	2,339,799
Dufry AG (Registered)*	2,175	267,591
EMS-Chemie Holding AG (Registered)	426	220,853
Galenica AG (Registered)	199	299,261
Garmin Ltd.	4,233	169,151
Geberit AG (Registered)	1,964	733,883
Givaudan S.A. (Registered)	495	970,901
Glencore plc*	660,058	1,491,217
Julius Baer Group Ltd.*	12,373	531,439
Kuehne + Nagel International AG (Registered)	2,780	395,222
LafargeHolcim Ltd. (Registered)*	24,193	1,138,006
Lonza Group AG (Registered)*	2,834	479,530
Nestle S.A. (Registered)	215,442	16,098,495
Novartis AG (Registered)	120,941	8,766,666
Pargesa Holding S.A.	1,598	101,791
Partners Group Holding AG	834	335,231
Roche Holding AG	48,715	11,991,930
Schindler Holding AG	2,455	452,677
Schindler Holding AG (Registered)	1,052	192,665
SGS S.A. (Registered)	285	602,278
Sika AG	114	451,234
Sonova Holding AG (Registered)	2,795	356,951
STMicroelectronics N.V.	36,174	200,790
Sulzer AG (Registered)	728	72,304
Swatch Group AG	1,671	578,868
Swatch Group AG (Registered)	2,842	191,378
Swiss Life Holding AG (Registered)*	1,669	443,828
Swiss Prime Site AG (Registered)*	3,333	293,940
Swiss Reinsurance AG	18,718	1,730,571
Swisscom AG (Registered)	1,383	751,513
Syngenta AG (Registered)	4,941	2,055,431
TE Connectivity Ltd.	13,449	832,762
Transocean Ltd.	12,976	118,601
UBS Group AG (Registered)	526,092	8,475,030
Wolseley plc	14,106	798,031
Zurich Insurance Group AG*	7,994	1,856,440

		79,791,802

Taiwan (1.6%)
Advanced Semiconductor Engineering, Inc.	2,256,000	2,625,131
Advanced Semiconductor Engineering, Inc. (ADR)	19,953	116,725
Catcher Technology Co., Ltd.	294,000	2,411,633
Chailease Holding Co., Ltd.	1,016,494	1,771,853
Delta Electronics, Inc.	408,536	1,802,514
Eclat Textile Co., Ltd.	143,613	1,889,762
Formosa Plastics Corp.	387,000	959,564
Fubon Financial Holding Co., Ltd.	1,460,880	1,861,051
Hon Hai Precision Industry Co., Ltd.	1,609,000	4,239,473
PChome Online, Inc.	81,000	892,198
Pegatron Corp.	920,000	2,146,781
Taiwan Mobile Co., Ltd.	390,000	1,266,312
Taiwan Semiconductor Manufacturing Co., Ltd.	1,853,133	9,327,851
Uni-President Enterprises Corp.	1,697,830	2,980,593

		34,291,441

Thailand (0.3%)
BTS Rail Mass Transit Growth Infrastructure Fund, Class F	4,042,555	1,321,472
Central Pattana PCL	603,400	883,317
Kasikornbank PCL (NVDR)	134,000	658,954
Land & Houses PCL (Registered)	3,836,500	981,481
Land & Houses PCL (NVDR)	637,500	162,184
Minor International PCL	1,483,730	1,560,489
Minor International PCL (NVDR)	66,800	70,256

		5,638,153

Turkey (0.2%)
Arcelik A/S	328,244	2,231,938
Ulker Biskuvi Sanayi A/S	245,468	1,820,669

		4,052,607

United Kingdom (5.9%)
3i Group plc	52,364	343,248
Aberdeen Asset Management plc	48,477	193,140
Admiral Group plc	11,566	329,409
Aggreko plc	14,703	227,432
Anglo American plc	72,637	575,978
Aon plc	9,826	1,026,326
ARM Holdings plc	74,645	1,087,098
Ashtead Group plc	26,178	324,848
Associated British Foods plc	19,181	922,606
AstraZeneca plc	67,171	3,764,911
Auto Trader Group plc§	41,564	232,816
Aviva plc	217,112	1,422,243
Babcock International Group plc	13,036	177,774

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
BAE Systems plc	170,005	$1,242,824
Barclays plc	891,768	1,921,203
Barratt Developments plc	51,590	415,309
Berkeley Group Holdings plc	6,879	317,937
BP plc	972,047	4,888,453
British American Tobacco plc	99,083	5,820,395
British Land Co. plc (REIT)	50,387	506,940
BT Group plc	444,884	2,814,639
Bunzl plc	17,349	504,081
Burberry Group plc	23,128	453,420
Capita plc	34,427	515,225
Centrica plc	270,194	883,627
Circassia Pharmaceuticals plc*	561,191	2,184,289
CNH Industrial N.V.	51,921	353,008
Cobham plc	60,576	188,882
Compass Group plc	87,578	1,544,626
Croda International plc	7,595	331,504
Delphi Automotive plc	10,097	757,477
Diageo plc	133,698	3,612,927
Direct Line Insurance Group plc	75,436	401,093
Dixons Carphone plc	50,901	311,653
Earthport plc*	1,373,251	332,831
easyJet plc	9,383	204,706
Fiat Chrysler Automobiles N.V.	50,600	408,802
G4S plc	79,705	218,192
GKN plc	93,121	386,256
GlaxoSmithKline plc	258,663	5,245,647
Hammerson plc (REIT)	40,789	338,904
Hargreaves Lansdown plc	14,368	277,348
HSBC Holdings plc	1,039,711	6,479,363
ICAP plc	27,708	188,950
IMI plc	14,609	199,855
Imperial Brands plc	50,870	2,822,386
Inmarsat plc	24,437	345,536
InterContinental Hotels Group plc	13,049	538,072
International Consolidated Airlines Group S.A.	46,457	370,573
Intertek Group plc	8,846	402,369
Intu Properties plc (REIT)	50,203	225,686
ITV plc	207,557	719,026
J Sainsbury plc	71,564	283,992
Johnson Matthey plc	10,065	396,669
Kingfisher plc	121,992	660,020
Land Securities Group plc (REIT)	41,113	650,124
Legal & General Group plc	316,033	1,067,578
Lloyds Banking Group plc	3,034,817	2,964,826
London Stock Exchange Group plc	16,213	656,663
Marks & Spencer Group plc	85,656	499,721
Meggitt plc	40,518	236,617
Merlin Entertainments plc§	35,451	235,998
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	5,616	319,887
Michael Kors Holdings Ltd. (New York Stock Exchange)*	912	51,948
National Grid plc	198,967	2,821,085
Next plc	7,850	608,826
Old Mutual plc	268,455	744,533
Pearson plc	42,660	536,116
Pentair plc	6,638	360,178
Persimmon plc	15,941	477,366
Petrofac Ltd.	14,557	192,558
Provident Financial plc	7,600	323,645
Prudential plc	405,665	7,580,099
Randgold Resources Ltd.	4,890	447,382
Reckitt Benckiser Group plc	34,009	3,287,297
RELX N.V.	52,461	916,025
RELX plc	59,349	1,103,006
Rexam plc	37,522	341,669
Rio Tinto Ltd.	22,802	746,173
Rio Tinto plc	66,627	1,871,277
Rolls-Royce Holdings plc*	97,725	957,238
Royal Bank of Scotland Group plc*	187,799	600,680
Royal Mail plc	46,538	321,301
RSA Insurance Group plc	54,512	372,439
SABMiller plc	51,590	3,153,532
Sage Group plc	58,576	529,176
Schroders plc	6,225	239,878
Segro plc (REIT)	41,688	245,665
Severn Trent plc	12,263	382,725
Sky plc	55,742	819,809
Smith & Nephew plc	48,438	798,653
Smiths Group plc	20,121	310,951
Sports Direct International plc*	15,097	81,984
SSE plc	52,737	1,130,093
St. James’s Place plc	27,564	363,623
Standard Chartered plc	174,295	1,182,940
Standard Life plc	101,916	521,248
Tate & Lyle plc	25,553	212,129
Taylor Wimpey plc	169,913	464,403
Tesco plc*	432,478	1,191,359
Travis Perkins plc	12,940	339,549
Unilever N.V. (CVA)	86,582	3,880,275
Unilever plc	208,221	9,427,785
United Utilities Group plc	35,463	470,118
Vodafone Group plc	1,411,002	4,482,732
Weir Group plc	10,724	170,658
Whitbread plc	9,450	537,473
William Hill plc	45,608	214,200
Willis Towers Watson plc	5,007	594,131
Wm Morrison Supermarkets plc	119,363	340,642
Worldpay Group plc*§	58,331	230,473
WPP plc	68,846	1,608,779

		126,859,762

United States (36.4%)
3M Co.	53,005	8,832,223
Abbott Laboratories	53,597	2,241,963
AbbVie, Inc.	58,617	3,348,203
ACADIA Pharmaceuticals, Inc.*	75,830	2,120,207
Activision Blizzard, Inc.	18,450	624,348
Adobe Systems, Inc.*	75,770	7,107,226
ADT Corp.	6,015	248,179
Advance Auto Parts, Inc.	2,668	427,787
AES Corp.	24,001	283,212
Aetna, Inc.	88,257	9,915,674
Affiliated Managers Group, Inc.*	1,965	319,116
Aflac, Inc.	15,280	964,779
Agilent Technologies, Inc.	11,925	475,211
AGL Resources, Inc.	4,380	285,313
Air Products and Chemicals, Inc.	7,061	1,017,137
Airgas, Inc.	2,372	335,970
Akamai Technologies, Inc.*	6,431	357,371
Alcoa, Inc.	47,834	458,250
Alexion Pharmaceuticals, Inc.*	8,197	1,141,186
Allergan plc*	14,359	3,848,643
Alliance Data Systems Corp.*	2,156	474,320
Allstate Corp.	13,763	927,213
Alphabet, Inc., Class A*	20,338	15,515,860
Alphabet, Inc., Class C*	20,867	15,544,872
Altria Group, Inc.	71,230	4,463,272
Amazon.com, Inc.*	14,046	8,338,267

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ameren Corp.	8,828	$442,283
American Airlines Group, Inc.	21,938	899,677
American Electric Power Co., Inc.	17,865	1,186,236
American Express Co.	29,812	1,830,457
American International Group, Inc.	41,817	2,260,209
American Tower Corp. (REIT)	15,422	1,578,750
American Water Works Co., Inc.	6,476	446,391
Ameriprise Financial, Inc.	6,148	577,973
AmerisourceBergen Corp.	7,101	614,592
AMETEK, Inc.	8,569	428,279
Amgen, Inc.	27,361	4,102,235
Amphenol Corp., Class A	11,207	647,989
Anadarko Petroleum Corp.	18,497	861,405
Analog Devices, Inc.	11,279	667,604
Anthem, Inc.	50,183	6,974,935
Apache Corp.	13,763	671,772
Apartment Investment & Management Co. (REIT), Class A	5,468	228,672
Apple, Inc.	201,712	21,984,591
Applied Materials, Inc.	41,136	871,260
Archer-Daniels-Midland Co.	21,658	786,402
Assurant, Inc.	2,305	177,831
AT&T, Inc.	223,781	8,765,502
Autodesk, Inc.*	8,198	478,025
Automatic Data Processing, Inc.	16,643	1,493,044
AutoNation, Inc.*	2,567	119,828
AutoZone, Inc.*	1,099	875,562
AvalonBay Communities, Inc. (REIT)	4,985	948,147
Avery Dennison Corp.	3,196	230,464
Baker Hughes, Inc.	15,930	698,212
Ball Corp.	5,156	367,571
Bank of America Corp.	375,646	5,078,734
Bank of New York Mellon Corp.	39,138	1,441,453
Baxalta, Inc.	24,784	1,001,274
Baxter International, Inc.	19,932	818,807
BB&T Corp.	28,393	944,635
Becton Dickinson and Co.	7,706	1,169,925
Bed Bath & Beyond, Inc.*	5,952	295,457
Berkshire Hathaway, Inc., Class B*	68,160	9,670,541
Best Buy Co., Inc.	10,250	332,510
Biogen, Inc.*	19,626	5,109,040
BioMarin Pharmaceutical, Inc.*	25,980	2,142,830
BlackRock, Inc.‡	4,593	1,564,238
Bluebird Bio, Inc.*	23,750	1,009,375
Boeing Co.	22,656	2,875,953
BorgWarner, Inc.	7,955	305,472
Boston Properties, Inc. (REIT)	5,588	710,123
Boston Scientific Corp.*	49,053	922,687
Bristol-Myers Squibb Co.	60,735	3,879,752
Brown-Forman Corp., Class B	3,657	360,105
C.H. Robinson Worldwide, Inc.	5,212	386,887
C.R. Bard, Inc.	2,683	543,764
CA, Inc.	10,765	331,454
Cablevision Systems Corp. - New York Group, Class A	7,908	260,964
Cabot Oil & Gas Corp.	16,665	378,462
California Resources Corp.	12	12
Cameron International Corp.*	6,971	467,406
Campbell Soup Co.	6,542	417,314
Capital One Financial Corp.	19,187	1,329,851
Cardinal Health, Inc.	11,981	981,843
CarMax, Inc.*	7,121	363,883
Carnival Corp.	16,395	865,164
Carnival plc	10,096	544,054
Caterpillar, Inc.	21,185	1,621,500
CBRE Group, Inc., Class A*	10,579	304,887
CBS Corp. (Non-Voting), Class B	15,346	845,411
Celgene Corp.*	28,437	2,846,259
Celldex Therapeutics, Inc.*	160,790	607,786
Centene Corp.*	6,657	409,871
CenterPoint Energy, Inc.	15,654	327,482
CenturyLink, Inc.	19,786	632,361
Cerner Corp.*	11,010	583,090
CF Industries Holdings, Inc.	8,480	265,763
Charles Schwab Corp.	43,717	1,224,950
Chesapeake Energy Corp.	19,822	81,667
Chevron Corp.	68,509	6,535,759
Chipotle Mexican Grill, Inc.*	1,093	514,770
Church & Dwight Co., Inc.	4,720	435,090
Cigna Corp.	15,375	2,110,065
Cimarex Energy Co.	3,450	335,581
Cincinnati Financial Corp.	5,381	351,702
Cintas Corp.	3,167	284,428
Cisco Systems, Inc.	183,068	5,211,946
Citigroup, Inc.	246,127	10,275,802
Citizens Financial Group, Inc.	19,202	402,282
Citrix Systems, Inc.*	5,602	440,205
Clorox Co.	4,710	593,743
Clovis Oncology, Inc.*	22,540	432,768
CME Group, Inc./Illinois	12,312	1,182,568
CMS Energy Corp.	10,084	427,965
Coach, Inc.	10,103	405,029
Coca-Cola Co.	141,756	6,576,061
Coca-Cola Enterprises, Inc.	7,609	386,081
Cognizant Technology Solutions Corp., Class A*	22,160	1,389,432
Colgate-Palmolive Co.	141,285	9,981,785
Columbia Pipeline Group, Inc.	14,547	365,130
Comcast Corp., Class A	88,511	5,406,252
Comerica, Inc.	6,248	236,612
ConAgra Foods, Inc.	15,794	704,728
Concho Resources, Inc.*	4,699	474,787
ConocoPhillips Co.	44,973	1,811,063
Consolidated Edison, Inc.	10,681	818,378
Constellation Brands, Inc., Class A	6,399	966,825
Corning, Inc.	40,485	845,732
Costco Wholesale Corp.	16,000	2,521,280
Crown Castle International Corp. (REIT)	12,143	1,050,369
CSRA, Inc.	5,247	141,144
CSX Corp.	35,040	902,280
Cummins, Inc.	5,898	648,426
CVS Health Corp.	39,963	4,145,362
D.R. Horton, Inc.	11,973	361,944
Danaher Corp.	21,749	2,063,110
Darden Restaurants, Inc.	4,155	275,476
DaVita HealthCare Partners, Inc.*	6,029	442,408
Deere & Co.	10,898	839,037
Delta Air Lines, Inc.	28,323	1,378,764
Dentsply Sirona, Inc.	9,255	570,386
Devon Energy Corp.	18,565	509,424
Diamond Offshore Drilling, Inc.	2,276	49,457
Discover Financial Services	15,069	767,313
Discovery Communications, Inc., Class A*	5,653	161,845
Discovery Communications, Inc., Class C*	8,658	233,766
Dollar General Corp.	10,585	906,076
Dollar Tree, Inc.*	8,542	704,373
Dominion Resources, Inc.	21,698	1,629,954

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Dover Corp.	5,640	$362,821
Dow Chemical Co.	40,641	2,067,001
Dr. Pepper Snapple Group, Inc.	6,816	609,487
DTE Energy Co.	6,530	592,010
Duke Energy Corp.	25,044	2,020,550
Dun & Bradstreet Corp.	1,378	142,044
E*TRADE Financial Corp.*	10,212	250,092
E.I. du Pont de Nemours & Co.	31,712	2,008,004
Eastman Chemical Co.	5,378	388,453
Eaton Corp. plc	16,695	1,044,439
eBay, Inc.*	158,754	3,787,870
Ecolab, Inc.	9,692	1,080,852
Edison International	11,853	852,112
Edwards Lifesciences Corp.*	7,808	688,744
Electronic Arts, Inc.*	11,253	743,936
Eli Lilly & Co.	35,411	2,549,946
EMC Corp.	70,834	1,887,726
Emerson Electric Co.	70,259	3,820,684
Entergy Corp.	6,494	514,844
EOG Resources, Inc.	20,005	1,451,963
EQT Corp.	5,809	390,713
Equifax, Inc.	4,319	493,619
Equinix, Inc. (REIT)	2,507	829,090
Equity Residential (REIT)	13,284	996,699
Essex Property Trust, Inc. (REIT)	2,380	556,587
Estee Lauder Cos., Inc., Class A	8,074	761,459
Eversource Energy	11,540	673,244
Exelon Corp.	33,467	1,200,127
Expedia, Inc.	4,311	464,812
Expeditors International of Washington, Inc.	6,625	323,366
Express Scripts Holding Co.*	24,304	1,669,442
Extra Space Storage, Inc. (REIT)	4,550	425,243
Exxon Mobil Corp.	151,077	12,628,526
F5 Networks, Inc.*	2,502	264,837
Facebook, Inc., Class A*	141,725	16,170,822
Fastenal Co.	10,497	514,353
Federal Realty Investment Trust (REIT)	2,535	395,587
FedEx Corp.	9,325	1,517,364
Fidelity National Information Services, Inc.	10,045	635,949
Fifth Third Bancorp	28,494	475,565
First Solar, Inc.*	2,777	190,141
FirstEnergy Corp.	15,413	554,406
Fiserv, Inc.*	8,111	832,026
FLIR Systems, Inc.	5,281	174,009
Flowserve Corp.	4,639	206,018
Fluor Corp.	5,054	271,400
FMC Corp.	5,085	205,281
FMC Technologies, Inc.*	7,980	218,333
FNF Group	73,642	2,496,464
Ford Motor Co.	141,833	1,914,745
Franklin Resources, Inc.	13,584	530,455
Freeport-McMoRan, Inc.	45,543	470,915
Frontier Communications Corp.	44,306	247,671
GameStop Corp., Class A	4,098	130,030
Gap, Inc.	8,233	242,050
General Dynamics Corp.	10,641	1,397,908
General Electric Co.	339,447	10,791,020
General Growth Properties, Inc. (REIT)	21,187	629,890
General Mills, Inc.	21,586	1,367,473
General Motors Co.	51,132	1,607,079
Genuine Parts Co.	5,440	540,518
Gilead Sciences, Inc.	92,121	8,462,235
Goldman Sachs Group, Inc.	41,822	6,565,218
Goodyear Tire & Rubber Co.	9,612	317,004
H&R Block, Inc.	8,584	226,789
Halliburton Co.	31,227	1,115,428
Hanesbrands, Inc.	14,249	403,817
Harley-Davidson, Inc.	6,695	343,654
Harman International Industries, Inc.	2,700	240,408
Harris Corp.	4,535	353,095
Hartford Financial Services Group, Inc.	14,432	665,027
Hasbro, Inc.	4,087	327,369
HCA Holdings, Inc.*	11,120	867,916
HCP, Inc. (REIT)	16,936	551,775
Helmerich & Payne, Inc.	3,930	230,770
Henry Schein, Inc.*	2,982	514,783
Hershey Co.	5,218	480,526
Hess Corp.	9,634	507,230
Hewlett Packard Enterprise Co.	62,449	1,107,221
Hologic, Inc.*	9,671	333,649
Home Depot, Inc.	46,126	6,154,592
Honeywell International, Inc.	27,988	3,136,055
Hormel Foods Corp.	9,832	425,136
Host Hotels & Resorts, Inc. (REIT)	27,368	457,046
HP, Inc.	62,816	773,893
Humana, Inc.	7,046	1,289,066
Huntington Bancshares, Inc./Ohio	28,423	271,155
Illinois Tool Works, Inc.	11,911	1,220,163
Illumina, Inc.*	5,348	866,964
Ingersoll-Rand plc	9,345	579,483
Intel Corp.	171,859	5,559,639
Intercontinental Exchange, Inc.	4,326	1,017,216
International Business Machines Corp.	32,161	4,870,783
International Flavors & Fragrances, Inc.	2,906	330,616
International Game Technology plc (Italian Stock Exchange)	6,970	127,203
International Game Technology plc (New York Stock Exchange)	93,732	1,710,609
International Paper Co.	14,958	613,876
Interpublic Group of Cos., Inc.	14,630	335,758
Intuit, Inc.	73,259	7,619,669
Intuitive Surgical, Inc.*	1,360	817,428
Invesco Ltd.	15,150	466,165
Ionis Pharmaceuticals, Inc.*	26,250	1,063,125
Iron Mountain, Inc. (REIT)	6,753	228,994
J.B. Hunt Transport Services, Inc.	3,242	273,106
J.M. Smucker Co.	4,355	565,453
Jacobs Engineering Group, Inc.*	4,296	187,091
Johnson & Johnson	100,386	10,861,765
Johnson Controls, Inc.	23,583	919,030
JPMorgan Chase & Co.	133,524	7,907,291
Juniper Networks, Inc.	12,806	326,681
Kansas City Southern	3,948	337,357
Kellogg Co.	9,175	702,346
KeyCorp	30,157	332,933
Kimberly-Clark Corp.	13,130	1,766,116
Kimco Realty Corp. (REIT)	15,051	433,168
Kinder Morgan, Inc.	66,571	1,188,958
KLA-Tencor Corp.	5,664	412,396
Kohl’s Corp.	6,906	321,889
Kraft Heinz Co.	21,632	1,699,410
Kroger Co.	35,461	1,356,383
L Brands, Inc.	9,267	813,735

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
L-3 Communications Holdings, Inc.	2,832	$335,592
Laboratory Corp. of America Holdings*	3,700	433,381
Lam Research Corp.	5,781	477,511
Legg Mason, Inc.	3,640	126,235
Leggett & Platt, Inc.	4,804	232,514
Lennar Corp., Class A	6,553	316,903
Leucadia National Corp.	11,594	187,475
Level 3 Communications, Inc.*	10,516	555,771
Lincoln National Corp.	8,766	343,627
Linear Technology Corp.	8,708	388,028
Lockheed Martin Corp.	9,558	2,117,097
Loews Corp.	9,743	372,767
Lowe’s Cos., Inc.	33,292	2,521,869
LyondellBasell Industries N.V., Class A	12,579	1,076,511
M&T Bank Corp.	5,788	642,468
Macerich Co. (REIT)	4,613	365,534
MacroGenics, Inc.*	52,250	979,688
Macy’s, Inc.	11,289	497,732
Mallinckrodt plc*	4,072	249,532
Marathon Oil Corp.	30,692	341,909
Marathon Petroleum Corp.	19,254	715,864
Marriott International, Inc., Class A	6,917	492,352
Marsh & McLennan Cos., Inc.	18,963	1,152,761
Martin Marietta Materials, Inc.	2,341	373,413
Masco Corp.	12,149	382,086
MasterCard, Inc., Class A	35,672	3,371,004
Mattel, Inc.	12,370	415,879
Maxim Integrated Products, Inc.	175,331	6,448,674
McCormick & Co., Inc. (Non-Voting)	4,198	417,617
McDonald’s Corp.	44,941	5,648,185
McGraw Hill Financial, Inc.	99,688	9,867,118
McKesson Corp.	8,316	1,307,691
Mead Johnson Nutrition Co.	6,784	576,436
Merck & Co., Inc.	100,964	5,342,005
MetLife, Inc.	39,897	1,753,074
Microchip Technology, Inc.	7,404	356,873
Micron Technology, Inc.*	37,743	395,169
Microsoft Corp.	287,740	15,891,880
Mohawk Industries, Inc.*	2,314	441,743
Molson Coors Brewing Co., Class B	6,688	643,252
Mondelez International, Inc., Class A	57,075	2,289,849
Monsanto Co.	16,021	1,405,683
Monster Beverage Corp.*	5,463	728,655
Moody’s Corp.	6,169	595,679
Morgan Stanley	55,577	1,389,981
Mosaic Co.	12,825	346,275
Motorola Solutions, Inc.	5,772	436,940
Murphy Oil Corp.	6,238	157,135
Mylan N.V.*	14,995	695,018
Nasdaq, Inc.	4,174	277,070
National Oilwell Varco, Inc.	13,672	425,199
Navient Corp.	12,472	149,290
NetApp, Inc.	10,517	287,009
Netflix, Inc.*	15,574	1,592,130
Newell Rubbermaid, Inc.	9,721	430,543
Newfield Exploration Co.*	7,209	239,699
Newmont Mining Corp.	19,251	511,692
News Corp., Class A	14,532	185,574
News Corp., Class B	3,985	52,801
NextEra Energy, Inc.	16,757	1,983,023
Nielsen Holdings plc	13,166	693,322
NIKE, Inc., Class B	49,110	3,018,792
NiSource, Inc.	11,633	274,073
Noble Energy, Inc.	15,602	490,059
Nordstrom, Inc.	4,669	267,113
Norfolk Southern Corp.	10,849	903,179
Northern Trust Corp.	7,831	510,346
Northrop Grumman Corp.	6,583	1,302,776
NRG Energy, Inc.	11,036	143,578
Nucor Corp.	11,567	547,119
NVIDIA Corp.	18,594	662,504
Occidental Petroleum Corp.	27,789	1,901,601
Omnicom Group, Inc.	8,717	725,516
ONEOK, Inc.	7,640	228,130
Oracle Corp.	114,630	4,689,513
O’Reilly Automotive, Inc.*	3,536	967,662
Owens-Illinois, Inc.*	5,942	94,834
PACCAR, Inc.	12,783	699,102
Parker-Hannifin Corp.	4,916	546,069
Patterson Cos., Inc.	3,241	150,804
Paychex, Inc.	11,687	631,215
PayPal Holdings, Inc.*	171,461	6,618,395
People’s United Financial, Inc.	11,849	188,755
PepsiCo, Inc.	52,584	5,388,808
PerkinElmer, Inc.	3,902	192,993
Pfizer, Inc.	220,031	6,521,719
PG&E Corp.	17,930	1,070,780
Philip Morris International, Inc.	56,366	5,530,068
Phillips 66	17,079	1,478,871
Pinnacle West Capital Corp.	4,039	303,208
Pioneer Natural Resources Co.	5,940	835,996
Pitney Bowes, Inc.	6,826	147,032
PNC Financial Services Group, Inc.‡	18,231	1,541,796
PPG Industries, Inc.	9,705	1,082,010
PPL Corp.	24,515	933,286
Praxair, Inc.	10,363	1,186,045
Priceline Group, Inc.*	1,806	2,327,862
Principal Financial Group, Inc.	9,867	389,253
Procter & Gamble Co.	96,500	7,942,915
Progressive Corp.	21,258	747,006
Prologis, Inc. (REIT)	19,092	843,485
Prudential Financial, Inc.	16,226	1,171,842
Public Service Enterprise Group, Inc.	18,425	868,554
Public Storage (REIT)	5,358	1,477,897
PulteGroup, Inc.	11,179	209,159
PVH Corp.	2,930	290,246
Qorvo, Inc.*	4,611	232,441
QUALCOMM, Inc.	54,384	2,781,198
Quanta Services, Inc.*	6,091	137,413
Quest Diagnostics, Inc.	5,194	371,111
Ralph Lauren Corp.	2,072	199,451
Range Resources Corp.	6,456	209,045
Raytheon Co.	10,878	1,333,969
Realty Income Corp. (REIT)	9,111	569,529
Red Hat, Inc.*	6,644	495,044
Regeneron Pharmaceuticals, Inc.*	2,841	1,024,010
Regions Financial Corp.	46,851	367,780
Republic Services, Inc.	8,657	412,506
Reynolds American, Inc.	30,118	1,515,237
Robert Half International, Inc.	4,666	217,342
Rockwell Automation, Inc.	4,782	543,953
Rockwell Collins, Inc.	4,771	439,934
Roper Technologies, Inc.	3,677	672,045
Ross Stores, Inc.	14,735	853,157
Royal Caribbean Cruises Ltd.	6,170	506,865
Ryder System, Inc.	2,046	132,540
Sage Therapeutics, Inc.*	10,270	329,256
salesforce.com, Inc.*	22,943	1,693,882

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Samsonite International S.A.	1,655,700	$5,549,344
SanDisk Corp.	7,313	556,373
SCANA Corp.	5,200	364,780
Schlumberger Ltd.	45,593	3,362,484
Scripps Networks Interactive, Inc., Class A	3,300	216,150
Seagate Technology plc	10,784	371,509
Sealed Air Corp.	7,131	342,359
Sempra Energy	8,579	892,645
Sherwin-Williams Co.	2,854	812,448
Signet Jewelers Ltd.	2,894	358,943
Simon Property Group, Inc. (REIT)	11,257	2,337,966
Skyworks Solutions, Inc.	6,973	543,197
SL Green Realty Corp. (REIT)	3,640	352,643
Snap-on, Inc.	2,114	331,877
Southern Co.	33,210	1,717,953
Southwest Airlines Co.	23,213	1,039,942
Southwestern Energy Co.*	14,832	119,694
Spectra Energy Corp.	24,430	747,558
St. Jude Medical, Inc.	46,526	2,558,930
Stanley Black & Decker, Inc.	5,542	583,074
Staples, Inc.	23,493	259,128
Starbucks Corp.	53,774	3,210,308
Starwood Hotels & Resorts Worldwide, Inc.	6,140	512,260
State Street Corp.	14,553	851,642
Stericycle, Inc.*	3,092	390,179
Stryker Corp.	11,398	1,222,891
SunEdison, Inc.*	613,640	331,488
SunTrust Banks, Inc./Georgia	18,372	662,862
Symantec Corp.	23,728	436,121
Synchrony Financial*	30,335	869,401
Sysco Corp.	19,103	892,683
T. Rowe Price Group, Inc.	9,029	663,270
Target Corp.	21,909	1,802,673
TECO Energy, Inc.	8,249	227,095
TEGNA, Inc.	7,789	182,730
Tenet Healthcare Corp.*	3,724	107,735
Teradata Corp.*	4,494	117,923
Tesoro Corp.	4,341	373,369
Texas Instruments, Inc.	36,572	2,099,964
Textron, Inc.	9,866	359,714
Thermo Fisher Scientific, Inc.	14,416	2,041,161
Tiffany & Co.	54,536	4,001,852
Time Warner Cable, Inc.	10,306	2,108,814
Time Warner, Inc.	28,746	2,085,522
TJX Cos., Inc.	24,358	1,908,449
Torchmark Corp.	4,064	220,106
Total System Services, Inc.	6,007	285,813
Tractor Supply Co.	4,866	440,178
Travelers Cos., Inc.	10,732	1,252,532
TripAdvisor, Inc.*	4,145	275,643
Twenty-First Century Fox, Inc., Class A	40,726	1,135,441
Twenty-First Century Fox, Inc., Class B	15,927	449,141
Twitter, Inc.*	100,790	1,668,075
Tyco International plc	15,448	567,096
Tyson Foods, Inc., Class A	10,663	710,796
U.S. Bancorp	59,412	2,411,533
UDR, Inc. (REIT)	9,719	374,473
Under Armour, Inc., Class A*	6,609	560,641
Union Pacific Corp.	30,793	2,449,583
United Continental Holdings, Inc.*	13,079	782,909
United Parcel Service, Inc., Class B	69,381	7,317,614
United Rentals, Inc.*	3,303	205,414
United Technologies Corp.	28,300	2,832,830
UnitedHealth Group, Inc.	34,586	4,458,135
Universal Health Services, Inc., Class B	3,289	410,204
Unum Group	8,690	268,695
Urban Outfitters, Inc.*	2,904	96,093
Valero Energy Corp.	17,113	1,097,628
Varian Medical Systems, Inc.*	3,475	278,070
Ventas, Inc. (REIT)	12,227	769,812
VeriSign, Inc.*	3,505	310,333
Verisk Analytics, Inc.*	5,625	449,550
Verizon Communications, Inc.	148,206	8,014,980
Vertex Pharmaceuticals, Inc.*	18,186	1,445,605
VF Corp.	12,354	800,045
Viacom, Inc., Class B	12,605	520,334
Visa, Inc., Class A	69,818	5,339,681
Vornado Realty Trust (REIT)	6,449	608,979
Vulcan Materials Co.	4,846	511,592
W.W. Grainger, Inc.	2,067	482,500
Walgreens Boots Alliance, Inc.	31,396	2,644,799
Wal-Mart Stores, Inc.	57,078	3,909,272
Walt Disney Co.	116,241	11,543,894
Waste Management, Inc.	15,078	889,602
Waters Corp.*	2,957	390,087
WEC Energy Group, Inc.	11,484	689,844
Wells Fargo & Co.	168,068	8,127,768
Welltower, Inc. (REIT)	12,920	895,873
Western Digital Corp.	8,469	400,076
Western Union Co.	18,260	352,235
WestRock Co.	9,235	360,442
Weyerhaeuser Co. (REIT)	28,720	889,739
Whirlpool Corp.	2,810	506,755
Whole Foods Market, Inc.	11,810	367,409
Williams Cos., Inc.	24,832	399,050
Wyndham Worldwide Corp.	4,094	312,904
Wynn Resorts Ltd.	2,962	276,740
Xcel Energy, Inc.	18,465	772,206
Xerox Corp.	34,639	386,571
Xilinx, Inc.	9,297	440,957
Xylem, Inc.	6,415	262,374
Yahoo!, Inc.*	31,690	1,166,509
Yum! Brands, Inc.	42,482	3,477,152
Zimmer Biomet Holdings, Inc.	41,415	4,416,081
Zions Bancorp	7,745	187,506
Zoetis, Inc.	16,640	737,651

		787,506,043

Total Common Stocks (88.3%) (Cost $1,361,276,734)		1,910,014,139

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.
†, 6.000%
(Cost $—)	996,983	126,462

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
iShares® MSCI Frontier 100 ETF (Cost $814,050)	21,129	519,140

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Taiwan (0.0%)
Fubon Financial Holding Co., Ltd., expiring 4/13/16* (Cost $—)	60,061	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	73,867,714	73,867,714

Total Short-Term Investment (3.4%) (Cost $73,867,714)		73,867,714

Total Investments (91.7%) (Cost $1,435,958,498)		1,984,527,455
Other Assets Less Liabilities (8.3%)		178,857,779

Net Assets (100%)		$2,163,385,234

*	Non-income producing.

†	Securities (totaling $653,310 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $1,688,435 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $4,173,063 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$262,343,563	12.1%
Consumer Staples	197,725,967	9.2
Energy	86,533,323	4.0
Exchange Traded Funds	519,140	0.0 #
Financials	394,160,697	18.2
Health Care	220,956,413	10.2
Industrials	225,563,772	10.4
Information Technology	312,248,972	14.4
Investment Company	73,867,714	3.4
Materials	83,298,102	3.9
Telecommunication Services	77,095,600	3.6
Utilities	50,214,192	2.3
Cash and Other	178,857,779	8.3

		100.0%

#	Percent shown is less than 0.05%

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,684,572	$140,548	$—	$2,447,593	$—	$—
BlackRock, Inc.	1,632,793	40,945	103,145	1,564,238	11,274	9,022
PNC Financial Services Group, Inc.	1,845,964	36,063	102,288	1,541,796	9,878	30,258

	$6,163,329	$217,556	$205,433	$5,553,627	$21,152	$39,280

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	1,414	June-16	$47,927,790	$47,159,513	$(768,277)
FTSE 100 Index	335	June-16	29,289,927	29,412,317	122,390
S&P 500 E-Mini Index	1,195	June-16	117,817,783	122,577,125	4,759,342
SPI 200 Index	120	June-16	11,664,273	11,650,026	(14,247)
TOPIX Index	239	June-16	28,481,122	28,615,443	134,321

					$4,233,529

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	1,705	$1,302,526	$1,271,085	$31,441
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	2,000	2,872,876	2,845,292	27,584
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	306	439,431	440,102	(671)
European Union Euro vs. U.S. Dollar, expiring 4/5/16	Morgan Stanley	54	60,946	60,957	(11)
European Union Euro vs. U.S. Dollar, expiring 4/5/16	Morgan Stanley	36	40,796	40,864	(68)
European Union Euro vs. U.S. Dollar, expiring 4/21/16	UBS AG	356	405,018	399,243	5,775
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	472	537,939	538,042	(103)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	3,868	4,411,520	4,256,293	155,227
Japanese Yen vs. U.S. Dollar, expiring 4/5/16	Deutsche Bank AG	44,032	391,252	391,501	(249)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Barclays Bank plc	45,395	404,244	404,142	102
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	278,258	2,477,893	2,476,751	1,142
South African Rand vs. U.S. Dollar, expiring 4/6/16	Goldman Sachs International	21,123	1,430,151	1,412,320	17,831

					$238,000

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	Citibank N.A.	483	$367,621	$368,710	$(1,089)
British Pound vs. U.S. Dollar, expiring 6/17/16	Barclays Bank plc	305	429,747	438,011	(8,264)
European Union Euro vs. U.S. Dollar, expiring 4/21/16	UBS AG	6,511	7,242,195	7,413,003	(170,808)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 4/21/16	UBS AG	530	$599,817	$602,954	$(3,137)

					$(183,298)

					$54,702

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$109,645,160	$152,571,941	$—	(d)	$262,217,101
Consumer Staples	89,581,823	108,144,144	—		197,725,967
Energy	46,049,804	40,483,519	—		86,533,323
Financials	146,861,218	247,006,638	292,841		394,160,697
Health Care	131,129,246	89,827,167	—		220,956,413
Industrials	86,286,888	139,276,884	—		225,563,772
Information Technology	195,201,404	117,047,568	—		312,248,972
Materials	27,036,868	56,261,234	—		83,298,102
Telecommunication Services	19,690,567	57,405,033	—		77,095,600
Utilities	22,495,532	27,484,653	234,007		50,214,192
Forward Currency Contracts	—	239,102	—		239,102
Futures	5,016,053	—	—		5,016,053
Investment Companies
Exchange Traded Funds (ETFs)	519,140	—	—		519,140
Preferred Stocks
Consumer Discretionary	—	—	126,462		126,462
Rights
Financials	—	— (d)	—		— (d)
Short-Term Investments	73,867,714	—	—		73,867,714

Total Assets	$953,381,417	$1,035,747,883	$653,310		$1,989,782,610

Liabilities:
Forward Currency Contracts	$—	$(184,400)	$—		$(184,400)
Futures	(782,524)	—	—		(782,524)

Total Liabilities	$(782,524)	$(184,400)	$—		$(966,924)

Total	$952,598,893	$1,035,563,483	$653,310		$1,988,815,686

(a)	Securities with a market value of $22,331,742 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	A security with a market value of $368,314 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(c)	Securities with a market value of $646,795 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$670,669,063
Aggregate gross unrealized depreciation	(129,876,608)

Net unrealized appreciation	$540,792,455

Federal income tax cost of investments	$1,443,735,000

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.9%)
AGL Energy Ltd.	46,973	$662,532
Alumina Ltd.	188,992	188,333
Amcor Ltd.	84,979	934,768
AMP Ltd.	205,761	913,234
APA Group	79,024	533,673
Aristocrat Leisure Ltd.	41,406	326,920
Asciano Ltd.	46,942	322,411
ASX Ltd.	12,897	409,585
Aurizon Holdings Ltd.	136,049	412,982
AusNet Services	92,380	105,513
Australia & New Zealand Banking Group Ltd.	203,919	3,667,129
Bank of Queensland Ltd.	25,908	240,700
Bendigo & Adelaide Bank Ltd.	30,575	207,889
BHP Billiton Ltd.	221,400	2,861,381
BHP Billiton Ltd. (ADR)	46,206	1,196,735
BHP Billiton plc	150,129	1,687,895
Boral Ltd.	53,750	254,629
Brambles Ltd.	289,682	2,691,315
Caltex Australia Ltd.	19,148	499,342
Challenger Ltd.	38,757	249,260
CIMIC Group Ltd.	7,662	204,156
Coca-Cola Amatil Ltd.	41,361	280,275
Cochlear Ltd.	4,186	328,258
Commonwealth Bank of Australia	118,593	6,810,787
Computershare Ltd.	34,707	260,193
Crown Resorts Ltd.	26,242	250,643
CSL Ltd.	31,907	2,481,051
Dexus Property Group (REIT)	73,795	449,146
DUET Group†	160,412	279,989
Flight Centre Travel Group Ltd.	3,821	126,620
Fortescue Metals Group Ltd.	112,258	219,431
Goodman Group (REIT)	131,303	671,338
GPT Group (REIT)	113,705	435,803
Harvey Norman Holdings Ltd.	34,572	124,555
Healthscope Ltd.	95,635	195,002
Iluka Resources Ltd.	30,688	154,317
Incitec Pivot Ltd.	135,627	331,648
Insurance Australia Group Ltd.	160,184	685,163
LendLease Group	37,501	398,712
Macquarie Group Ltd.	21,288	1,078,478
Medibank Pvt Ltd.	180,452	405,294
Mirvac Group (REIT)	239,009	354,516
National Australia Bank Ltd.	182,082	3,662,447
Newcrest Mining Ltd.*	50,153	652,023
Oil Search Ltd.	211,049	1,093,630
Orica Ltd.	22,708	267,543
Origin Energy Ltd.	119,339	465,630
Platinum Asset Management Ltd.	16,485	80,242
Qantas Airways Ltd.*	36,326	113,332
QBE Insurance Group Ltd.	99,413	831,397
Ramsay Health Care Ltd.	10,872	511,370
REA Group Ltd.	3,303	136,799
Santos Ltd.	124,040	383,184
Scentre Group (REIT)	379,275	1,290,856
SEEK Ltd.	23,177	287,459
Sonic Healthcare Ltd.	24,578	353,820
South32 Ltd.*	339,127	380,838
Stockland Corp., Ltd. (REIT)	167,651	548,750
Suncorp Group Ltd.	89,570	817,739
Sydney Airport	76,095	390,232
Tabcorp Holdings Ltd.	59,515	195,259
Tatts Group Ltd.	103,597	300,178
Telstra Corp., Ltd.	306,525	1,252,373
TPG Telecom Ltd.	19,853	172,576
Transurban Group	143,346	1,247,159
Treasury Wine Estates Ltd.	53,472	395,134
Vicinity Centres (REIT)	238,627	583,513
Wesfarmers Ltd.	77,946	2,476,617
Westfield Corp. (REIT)	138,755	1,062,563
Westpac Banking Corp.	230,783	5,369,118
Woodside Petroleum Ltd.	53,473	1,064,093
Woolworths Ltd.	89,825	1,521,703

		62,799,178

Austria (0.6%)
Andritz AG*	5,250	288,274
Conwert Immobilien Invest SE*	130,997	2,100,276
Erste Group Bank AG*	108,210	3,041,364
OMV AG	10,677	300,393
Raiffeisen Bank International AG*	6,475	98,104
Schoeller-Bleckmann Oilfield Equipment AG	33,035	2,011,469
voestalpine AG	80,434	2,691,318

		10,531,198

Belgium (0.9%)
Ageas	14,283	566,729
Anheuser-Busch InBev S.A./N.V.	81,298	10,106,607
Colruyt S.A.	4,650	270,911
Delhaize Group S.A.	7,084	739,586
Groupe Bruxelles Lambert S.A.	5,509	454,543
KBC Groep N.V.	17,762	916,283
Proximus SADP	11,117	379,944
Solvay S.A.	4,979	499,423
Telenet Group Holding N.V.*	3,785	191,595
UCB S.A.	8,966	686,010
Umicore S.A.	5,742	285,855

		15,097,486

Bermuda (0.4%)
Everest Reinsurance Group Ltd.	29,397	5,803,850

Brazil (0.3%)
Ambev S.A. (ADR)	181,874	942,107
Banco Bradesco S.A. (ADR)	210,655	1,569,380
Banco do Brasil S.A.	221,000	1,199,761
Qualicorp S.A.	298,100	1,235,295

		4,946,543

Canada (0.6%)
Canadian National Railway Co.	63,169	3,945,536
Loblaw Cos., Ltd.	22,359	1,251,932
Magna International, Inc.	55,376	2,380,475
Rogers Communications, Inc., Class B	40,966	1,639,459
Suncor Energy, Inc.	38,359	1,068,293

		10,285,695

Chile (0.0%)
Antofagasta plc	28,771	193,967

China (0.8%)
Alibaba Group Holding Ltd. (ADR)*	35,414	2,798,769
Anhui Conch Cement Co., Ltd., Class H	783,000	2,099,480
Baidu, Inc. (ADR)*	9,709	1,853,254
China Oilfield Services Ltd., Class H	1,657,500	1,294,830
Guangzhou Automobile Group Co., Ltd., Class H	706,068	734,525
Hengan International Group Co., Ltd.	87,500	759,119
Industrial & Commercial Bank of China Ltd., Class H	2,953,135	1,652,189

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TravelSky Technology Ltd., Class H	24,000	$39,292
Want Want China Holdings Ltd.	1,180,000	874,654
Weichai Power Co., Ltd., Class H	843,160	944,531
Yangzijiang Shipbuilding Holdings Ltd.	143,834	104,579

		13,155,222

Colombia (0.1%)
Bancolombia S.A. (ADR)	47,745	1,631,924

Czech Republic (0.1%)
Komercni Banka A/S	8,574	1,893,703

Denmark (1.3%)
A. P. Moeller - Maersk A/S, Class A*	274	349,796
A. P. Moeller - Maersk A/S, Class B*	485	636,199
Carlsberg A/S, Class B	26,580	2,532,782
Chr Hansen Holding A/S	8,687	583,157
Coloplast A/S, Class B	7,844	594,364
Danske Bank A/S	47,965	1,355,047
DSV A/S	12,344	513,854
Genmab A/S*	3,794	525,778
ISS A/S	10,300	413,510
Novo Nordisk A/S, Class B	172,081	9,333,919
Novozymes A/S, Class B	16,736	752,398
Pandora A/S	7,806	1,022,165
TDC A/S	64,375	315,067
Tryg A/S	7,358	142,812
Vestas Wind Systems A/S	15,288	1,078,576
William Demant Holding A/S*	1,687	169,640

		20,319,064

Finland (0.5%)
Elisa Oyj*	10,087	392,203
Fortum Oyj	34,138	517,035
Kone Oyj, Class B	24,113	1,162,281
Metso Oyj	8,139	194,211
Neste Oyj	9,664	318,024
Nokia Oyj	377,618	2,245,138
Nokian Renkaat Oyj	7,337	258,979
Orion Oyj, Class B	7,351	242,995
Sampo Oyj, Class A	31,656	1,503,532
Stora Enso Oyj, Class R	35,954	321,773
UPM-Kymmene Oyj	36,571	662,497
Wartsila Oyj Abp	10,632	481,144

		8,299,812

France (8.6%)
Accor S.A.	86,350	3,659,115
Aeroports de Paris S.A.	2,136	264,080
Air Liquide S.A.	40,849	4,596,612
Airbus Group SE	40,672	2,700,477
Alstom S.A.*	10,878	278,073
Arkema S.A.	3,955	296,936
Atos SE	5,591	455,392
AXA S.A.‡	135,184	3,182,657
BNP Paribas S.A.	201,323	10,132,449
Bollore S.A.	55,306	214,852
Bouygues S.A.	12,597	513,878
Bureau Veritas S.A.	18,361	408,980
Cap Gemini S.A.	11,471	1,077,904
Carrefour S.A.	39,278	1,080,711
Casino Guichard Perrachon S.A.	3,852	220,825
Christian Dior SE	3,732	676,915
Cie de Saint-Gobain	33,777	1,488,582
Cie Generale des Etablissements Michelin	13,365	1,367,658
CNP Assurances S.A.	11,686	182,242
Credit Agricole S.A.	74,854	810,709
Danone S.A.	117,179	8,334,957
Dassault Systemes S.A.	30,400	2,412,111
Edenred	156,123	3,032,526
Electricite de France S.A.	19,631	220,343
Engie S.A.	103,623	1,608,328
Essilor International S.A.	29,379	3,628,866
Eurazeo S.A.	3,350	226,507
Eutelsat Communications S.A.	11,932	385,463
Fonciere des Regions (REIT)	2,250	212,631
Gecina S.A. (REIT)	2,668	367,346
Groupe Eurotunnel SE (Registered)	33,154	371,600
Hermes International	1,872	659,175
ICADE (REIT)	2,591	198,479
Iliad S.A.	1,866	480,189
Imerys S.A.	2,701	188,373
Ingenico Group S.A.	3,506	402,738
J.C. Decaux S.A.	5,267	230,563
Kering	38,800	6,936,046
Klepierre S.A. (REIT)	14,544	696,739
Lagardere S.C.A.	8,377	222,577
Legrand S.A.	36,499	2,045,254
L’Oreal S.A.	33,795	6,054,792
LVMH Moet Hennessy Louis Vuitton SE	43,730	7,488,935
Natixis S.A.	64,745	318,784
Numericable-SFR S.A.	7,819	329,109
Orange S.A.	136,117	2,384,493
Pernod-Ricard S.A.	81,256	9,061,198
Peugeot S.A.*	33,250	569,798
Publicis Groupe S.A.	13,399	940,875
Remy Cointreau S.A.	1,761	133,696
Renault S.A.	13,036	1,295,276
Rexel S.A.	22,442	320,614
Safran S.A.	55,306	3,869,102
Sanofi S.A.	81,600	6,579,538
Schneider Electric SE	79,935	5,051,809
SCOR SE	10,090	358,220
Societe BIC S.A.	1,902	286,119
Societe Generale S.A.	103,989	3,843,328
Societe Television Francaise 1	290,190	3,757,758
Sodexo S.A.	31,569	3,403,285
Suez Environnement Co. S.A.	18,235	334,484
Technip S.A.	7,406	410,493
Thales S.A.	7,409	649,164
Total S.A.	149,691	6,823,555
Unibail-Rodamco SE (REIT)	6,994	1,924,359
Valeo S.A.	5,518	858,958
Veolia Environnement S.A.	32,276	777,508
Vinci S.A.	32,810	2,444,290
Vivendi S.A.	82,444	1,733,665
Wendel S.A.	2,311	251,556
Zodiac Aerospace	15,503	310,656

		139,035,275

Germany (7.1%)
adidas AG	14,441	1,692,539
Allianz SE (Registered)	31,740	5,162,917
Axel Springer SE	2,313	124,676
BASF SE	63,791	4,812,570
Bayer AG (Registered)	87,479	10,282,725
Bayerische Motoren Werke (BMW) AG	61,680	5,663,984
Bayerische Motoren Werke (BMW) AG (Preference)(q)	3,847	307,563
Beiersdorf AG	6,937	626,279
Brenntag AG	41,722	2,383,268

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Commerzbank AG*	73,215	$636,582
Continental AG	19,541	4,447,141
Daimler AG (Registered)	118,371	9,074,359
Deutsche Bank AG (Registered)	97,466	1,658,053
Deutsche Boerse AG	12,790	1,091,385
Deutsche Lufthansa AG (Registered)*	16,410	265,249
Deutsche Post AG (Registered)	68,716	1,909,447
Deutsche Telekom AG (Registered)	223,960	4,020,165
Deutsche Wohnen AG	24,139	750,694
E.ON SE	141,906	1,362,525
Evonik Industries AG	9,693	290,797
Fraport AG Frankfurt Airport Services Worldwide	3,329	201,942
Fresenius Medical Care AG & Co. KGaA	41,298	3,657,935
Fresenius SE & Co. KGaA	27,053	1,976,615
Fuchs Petrolub SE (Preference)(q)	5,196	232,155
GEA Group AG	26,814	1,312,001
Hannover Rueck SE	4,378	510,129
HeidelbergCement AG	57,041	4,884,248
Henkel AG & Co. KGaA	6,699	658,380
Henkel AG & Co. KGaA (Preference)(q)	12,603	1,389,638
Hugo Boss AG	5,141	337,191
Infineon Technologies AG	80,626	1,147,263
K+S AG (Registered)	14,711	344,251
Kabel Deutschland Holding AG	818	91,684
Kloeckner & Co. SE	301,653	2,949,555
Lanxess AG	6,607	317,565
Linde AG	30,156	4,393,973
MAN SE	2,164	234,225
Merck KGaA	9,166	764,623
Metro AG	11,802	365,685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,420	2,322,824
OSRAM Licht AG	6,465	333,287
Porsche Automobil Holding SE (Preference)(q)	10,848	559,057
ProSiebenSat.1 Media SE	15,517	797,822
Rheinmetall AG	45,709	3,652,302
RWE AG	34,603	447,888
SAP SE	146,724	11,870,659
Siemens AG (Registered)	55,069	5,837,060
Symrise AG	36,275	2,435,362
Telefonica Deutschland Holding AG	40,832	221,209
ThyssenKrupp AG	25,286	525,394
TUI AG	35,036	542,958
United Internet AG (Registered)	8,317	417,406
Volkswagen AG	2,426	352,107
Volkswagen AG (Preference)(q)	12,736	1,620,963
Vonovia SE	33,048	1,189,268
Zalando SE*§	6,284	206,294

		115,663,836

Hong Kong (2.3%)
AIA Group Ltd.	1,555,852	8,814,827
ASM Pacific Technology Ltd.	17,607	138,226
Bank of East Asia Ltd.	90,427	338,051
BOC Hong Kong Holdings Ltd.	262,543	783,498
Cathay Pacific Airways Ltd.	105,575	182,642
Cheung Kong Infrastructure Holdings Ltd.	44,340	433,549
Cheung Kong Property Holdings Ltd.	183,705	1,182,886
CK Hutchison Holdings Ltd.	185,205	2,404,190
CLP Holdings Ltd.	134,064	1,212,346
Dah Sing Financial Holdings Ltd.	378,000	2,324,325
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	61,019	368,555
Dairy Farm International Holdings Ltd. (London Stock Exchange)	1,800	10,512
First Pacific Co., Ltd.	127,250	94,978
Galaxy Entertainment Group Ltd.	157,000	588,951
Hang Lung Properties Ltd.	178,438	340,896
Hang Seng Bank Ltd.	53,974	953,913
Henderson Land Development Co., Ltd.	81,989	503,622
HK Electric Investments & HK Electric Investments Ltd.§	160,500	141,313
HKT Trust & HKT Ltd.	188,042	258,888
Hong Kong & China Gas Co., Ltd.	482,989	902,801
Hong Kong Exchanges and Clearing Ltd.	80,727	1,943,937
Hongkong Land Holdings Ltd.	38,800	224,264
Hysan Development Co., Ltd.	34,907	148,720
Jardine Matheson Holdings Ltd.	17,400	980,490
Kerry Properties Ltd.	46,732	128,316
Li & Fung Ltd.	369,038	218,359
Link REIT (REIT)	160,999	954,702
Melco Crown Entertainment Ltd. (ADR)	5,135	84,779
MTR Corp., Ltd.	97,618	483,223
New World Development Co., Ltd.	356,254	339,384
Noble Group Ltd.*	242,533	79,174
NWS Holdings Ltd.	111,475	177,904
Orient Overseas International Ltd.	594,700	2,296,050
PCCW Ltd.	300,559	194,500
Power Assets Holdings Ltd.	95,496	976,829
Shangri-La Asia Ltd.	59,025	67,339
Sino Land Co., Ltd.	213,151	337,421
SJM Holdings Ltd.	95,000	67,845
Sun Hung Kai Properties Ltd.	253,278	3,096,859
Swire Pacific Ltd., Class A	45,331	487,942
Swire Properties Ltd.	69,200	186,886
Techtronic Industries Co., Ltd.	93,000	367,451
WH Group Ltd.*§	450,500	326,376
Wharf Holdings Ltd.	88,330	482,793
Wheelock & Co., Ltd.	67,116	299,789
Yue Yuen Industrial Holdings Ltd.	47,699	163,868

		37,094,169

India (0.6%)
HDFC Bank Ltd. (ADR)	109,997	6,779,115
ICICI Bank Ltd. (ADR)	406,021	2,907,110

		9,686,225

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	2,812,900	1,532,670

Ireland (2.3%)
Accenture plc, Class A	44,125	5,092,025
AerCap Holdings N.V.*	4,488	173,955
Bank of Ireland*	2,114,186	613,462
CRH plc (Irish Stock Exchange)	210,170	5,938,155
CRH plc (London Stock Exchange)	6,417	181,195
Experian plc	129,477	2,315,219
ICON plc*	87,083	6,539,933
James Hardie Industries plc (CDI)	31,902	436,757
Kerry Group plc (London Stock Exchange), Class A	1,288	120,122
Kerry Group plc (Turquoise Stock Exchange), Class A	9,938	925,936
Paddy Power Betfair plc (Aquis Stock Exchange)	15,673	2,184,629

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Paddy Power Betfair plc (Dublin Stock Exchange)	5,856	$816,950
Shire plc	196,550	11,176,056

		36,514,394

Israel (0.7%)
Azrieli Group Ltd.	2,797	109,832
Bank Hapoalim B.M.	75,295	390,883
Bank Leumi Le-Israel B.M.*	107,588	386,386
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	300,075
Check Point Software Technologies Ltd.*	4,562	399,038
Delek Group Ltd.	352	60,387
Israel Chemicals Ltd.	29,531	128,541
Mizrahi Tefahot Bank Ltd.	9,864	115,729
Mobileye N.V.*	5,534	206,363
NICE-Systems Ltd.	4,191	275,030
NICE-Systems Ltd. (ADR)	42,603	2,760,249
Taro Pharmaceutical Industries Ltd.*	393	56,297
Teva Pharmaceutical Industries Ltd.	64,162	3,462,399
Teva Pharmaceutical Industries Ltd. (ADR)	38,137	2,040,711

		10,691,920

Italy (1.7%)
Assicurazioni Generali S.p.A.	82,807	1,227,766
Atlantia S.p.A.	26,984	748,283
Banco Popolare SC*	24,654	169,585
Enel Green Power S.p.A.	125,549	270,010
Enel S.p.A.	489,812	2,172,578
Eni S.p.A.	174,869	2,646,480
EXOR S.p.A.	8,058	288,830
Ferrari N.V.*	6,622	275,034
Finmeccanica S.p.A.*	27,104	343,884
Intesa Sanpaolo S.p.A.	2,230,540	6,177,812
Intesa Sanpaolo S.p.A. (RNC)	73,307	190,689
Luxottica Group S.p.A.	11,580	639,079
Mediobanca S.p.A.	36,013	259,398
Prada S.p.A.	676,200	2,327,411
Prysmian S.p.A.	87,594	1,984,494
Saipem S.p.A.*	431,452	172,863
Snam S.p.A.	150,349	941,807
Telecom Italia S.p.A.*	787,363	849,351
Telecom Italia S.p.A. (RNC)	431,600	378,161
Terna Rete Elettrica Nazionale S.p.A.	107,599	614,021
UniCredit S.p.A.	1,097,301	3,958,121
Unione di Banche Italiane S.p.A.	61,603	227,959
UnipolSai S.p.A.	87,353	202,177

		27,065,793

Japan (13.5%)
ABC-Mart, Inc.	1,940	124,283
Acom Co., Ltd.*	25,000	125,950
Aeon Co., Ltd.	46,352	669,673
AEON Financial Service Co., Ltd.	37,338	881,156
Aeon Mall Co., Ltd.	7,968	118,021
Air Water, Inc.	11,000	162,833
Aisin Seiki Co., Ltd.	12,138	457,285
Ajinomoto Co., Inc.	39,168	883,799
Alfresa Holdings Corp.	10,264	196,899
Alps Electric Co., Ltd.	10,900	190,020
Amada Holdings Co., Ltd.	16,048	156,566
ANA Holdings, Inc.	71,302	200,896
Aozora Bank Ltd.	67,918	237,165
Asahi Glass Co., Ltd.	66,752	365,358
Asahi Group Holdings Ltd.	25,887	806,661
Asahi Kasei Corp.	89,078	602,243
Asics Corp.	11,848	211,073
Astellas Pharma, Inc.	143,150	1,903,452
Bandai Namco Holdings, Inc.	12,619	275,152
Bank of Kyoto Ltd.	22,082	144,015
Bank of Yokohama Ltd.†	83,700	380,404
Benesse Holdings, Inc.	4,374	125,921
Bridgestone Corp.	46,164	1,724,818
Brother Industries Ltd.	16,715	192,183
Calbee, Inc.	4,100	162,841
Canon, Inc.	75,230	2,242,629
Casio Computer Co., Ltd.	12,927	260,849
Central Japan Railway Co.	10,200	1,803,998
Chiba Bank Ltd.	54,672	272,522
Chubu Electric Power Co., Inc.	43,754	610,950
Chugai Pharmaceutical Co., Ltd.	73,947	2,289,798
Chugoku Bank Ltd.	10,911	113,623
Chugoku Electric Power Co., Inc.	19,862	268,250
Citizen Holdings Co., Ltd.	19,652	111,404
Credit Saison Co., Ltd.	11,016	191,749
Dai Nippon Printing Co., Ltd.	41,162	365,738
Daicel Corp.	20,655	282,264
Daihatsu Motor Co., Ltd.	13,900	195,881
Dai-ichi Life Insurance Co., Ltd.	77,600	939,446
Daiichi Sankyo Co., Ltd.	44,687	993,640
Daikin Industries Ltd.	15,623	1,167,717
Daito Trust Construction Co., Ltd.	4,938	701,135
Daiwa House Industry Co., Ltd.	42,358	1,191,572
Daiwa Securities Group, Inc.	117,476	722,632
Denso Corp.	151,712	6,098,406
Dentsu, Inc.	14,974	751,727
Don Quijote Holdings Co., Ltd.	9,000	312,675
East Japan Railway Co.	22,825	1,969,872
Eisai Co., Ltd.	17,854	1,073,984
Electric Power Development Co., Ltd.	11,003	343,645
FamilyMart Co., Ltd.	4,104	213,323
FANUC Corp.	13,244	2,057,589
Fast Retailing Co., Ltd.	3,716	1,189,305
Fuji Electric Co., Ltd.	41,288	142,708
Fuji Heavy Industries Ltd.	41,680	1,472,104
Fujifilm Holdings Corp.	31,168	1,232,652
Fujitsu Ltd.	131,742	487,660
Fukuoka Financial Group, Inc.	54,983	179,295
GungHo Online Entertainment, Inc.	39,100	110,131
Gunma Bank Ltd.	21,274	87,897
Hachijuni Bank Ltd.	29,088	125,351
Hakuhodo DY Holdings, Inc.	16,060	181,941
Hamamatsu Photonics KK	8,500	234,506
Hankyu Hanshin Holdings, Inc.	84,000	535,892
Hikari Tsushin, Inc.	1,100	83,762
Hino Motors Ltd.	18,830	203,617
Hirose Electric Co., Ltd.	2,274	250,747
Hiroshima Bank Ltd.	35,000	127,816
Hisamitsu Pharmaceutical Co., Inc.	4,267	190,706
Hitachi Chemical Co., Ltd.	7,688	138,329
Hitachi Construction Machinery Co., Ltd.	7,451	118,374
Hitachi High-Technologies Corp.	5,918	166,689
Hitachi Ltd.	760,211	3,557,040
Hitachi Metals Ltd.	16,386	169,036
Hokuhoku Financial Group, Inc.	86,000	113,093
Hokuriku Electric Power Co.	11,938	168,974
Honda Motor Co., Ltd.	246,904	6,770,143
Hoshizaki Electric Co., Ltd.	1,600	133,493
Hoya Corp.	29,502	1,122,201
Hulic Co., Ltd.	22,700	217,026

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co., Ltd.	5,960	$106,390
IHI Corp.	107,834	228,038
Iida Group Holdings Co., Ltd.	11,300	220,387
INPEX Corp.	67,400	511,137
Isetan Mitsukoshi Holdings Ltd.	27,348	319,540
Isuzu Motors Ltd.	42,069	434,352
ITOCHU Corp.	108,832	1,340,274
Itochu Techno-Solutions Corp.	3,668	69,224
Iyo Bank Ltd.	17,578	115,109
J. Front Retailing Co., Ltd.	16,534	219,337
Japan Airlines Co., Ltd.	9,158	335,415
Japan Airport Terminal Co., Ltd.	3,200	113,732
Japan Exchange Group, Inc.	38,900	595,883
Japan Post Bank Co., Ltd.	23,900	294,118
Japan Post Holdings Co., Ltd.	33,700	449,753
Japan Prime Realty Investment Corp. (REIT)	54	219,992
Japan Real Estate Investment Corp. (REIT)	84	485,139
Japan Retail Fund Investment Corp. (REIT)	189	453,754
Japan Tobacco, Inc.	126,200	5,259,034
JFE Holdings, Inc.	34,576	465,744
JGC Corp.	15,326	229,458
Joyo Bank Ltd.	49,480	169,703
JSR Corp.	12,818	184,278
JTEKT Corp.	14,982	194,355
JX Holdings, Inc.	153,922	593,286
Kajima Corp.	57,739	362,199
Kakaku.com, Inc.	9,900	183,846
Kamigumi Co., Ltd.	15,704	147,768
Kaneka Corp.	19,644	168,260
Kansai Electric Power Co., Inc.*	47,523	420,864
Kansai Paint Co., Ltd.	16,452	264,296
Kao Corp.	34,167	1,822,422
Kawasaki Heavy Industries Ltd.	100,840	291,199
KDDI Corp.	121,000	3,231,827
Keihan Electric Railway Co., Ltd.	35,000	246,612
Keikyu Corp.	33,466	294,383
Keio Corp.	42,347	371,752
Keisei Electric Railway Co., Ltd.	15,955	224,415
Keyence Corp.	4,783	2,608,986
Kikkoman Corp.	9,823	322,938
Kintetsu Group Holdings Co., Ltd.	127,980	518,538
Kirin Holdings Co., Ltd.	56,891	797,672
Kobe Steel Ltd.	238,095	209,440
Koito Manufacturing Co., Ltd.	6,300	285,486
Komatsu Ltd.	62,572	1,065,245
Konami Corp.	6,888	203,803
Konica Minolta, Inc.	34,036	289,115
Kose Corp.	2,000	194,589
Kubota Corp.	75,508	1,030,859
Kuraray Co., Ltd.	25,292	309,226
Kurita Water Industries Ltd.	7,414	169,103
Kyocera Corp.	22,708	1,000,165
Kyowa Hakko Kirin Co., Ltd.	16,367	261,186
Kyushu Electric Power Co., Inc.*	29,288	278,710
Kyushu Financial Group, Inc.	13,500	77,849
Lawson, Inc.	4,880	408,455
Lixil Group Corp.	19,323	394,032
M3, Inc.	13,800	347,253
Mabuchi Motor Co., Ltd.	3,704	172,455
Makita Corp.	8,346	517,616
Marubeni Corp.	117,068	592,907
Marui Group Co., Ltd.	16,786	240,578
Maruichi Steel Tube Ltd.	3,516	96,378
Mazda Motor Corp.	37,235	577,822
McDonald’s Holdings Co. Japan Ltd.	5,080	120,337
Medipal Holdings Corp.	9,622	152,352
Meiji Holdings Co., Ltd.	8,632	694,119
Minebea Co., Ltd.	26,000	202,834
Miraca Holdings, Inc.	4,200	172,598
Mitsubishi Chemical Holdings Corp.	96,159	501,963
Mitsubishi Corp.	91,784	1,554,403
Mitsubishi Electric Corp.	131,371	1,376,801
Mitsubishi Estate Co., Ltd.	84,011	1,560,487
Mitsubishi Gas Chemical Co., Inc.	25,711	138,441
Mitsubishi Heavy Industries Ltd.	214,256	795,952
Mitsubishi Logistics Corp.	8,008	105,165
Mitsubishi Materials Corp.	80,819	228,357
Mitsubishi Motors Corp.	38,821	290,782
Mitsubishi Tanabe Pharma Corp.	16,090	279,783
Mitsubishi UFJ Financial Group, Inc.	885,616	4,103,681
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,900	153,188
Mitsui & Co., Ltd.	121,054	1,392,909
Mitsui Chemicals, Inc.	59,288	197,548
Mitsui Fudosan Co., Ltd.	66,427	1,657,355
Mitsui O.S.K. Lines Ltd.	93,575	190,401
Mixi, Inc.	2,700	100,280
Mizuho Financial Group, Inc.	1,617,252	2,415,568
MS&AD Insurance Group Holdings, Inc.	35,736	995,763
Murata Manufacturing Co., Ltd.	14,371	1,732,769
Nabtesco Corp.	6,400	143,644
Nagoya Railroad Co., Ltd.	62,000	289,769
NEC Corp.	184,742	464,543
Nexon Co., Ltd.	8,500	144,933
NGK Insulators Ltd.	17,267	318,967
NGK Spark Plug Co., Ltd.	12,948	247,812
NH Foods Ltd.	13,075	288,116
NHK Spring Co., Ltd.	11,375	108,853
Nidec Corp.	15,792	1,080,583
Nikon Corp.	24,959	381,886
Nintendo Co., Ltd.	7,539	1,071,785
Nippon Building Fund, Inc. (REIT)	101	598,578
Nippon Electric Glass Co., Ltd.	26,022	133,179
Nippon Express Co., Ltd.	65,427	297,646
Nippon Paint Holdings Co., Ltd.	34,300	761,003
Nippon Prologis REIT, Inc. (REIT)	110	246,204
Nippon Steel & Sumitomo Metal Corp.	148,029	2,843,651
Nippon Telegraph & Telephone Corp.	47,158	2,031,383
Nippon Yusen KK	131,442	253,436
Nissan Motor Co., Ltd.	176,348	1,631,938
Nisshin Seifun Group, Inc.	12,261	194,899
Nissin Foods Holdings Co., Ltd.	4,406	207,097
Nitori Holdings Co., Ltd.	4,750	435,137
Nitto Denko Corp.	11,411	634,401
NOK Corp.	6,764	115,513
Nomura Holdings, Inc.	255,408	1,141,274
Nomura Real Estate Holdings, Inc.	8,775	162,175
Nomura Real Estate Master Fund, Inc. (REIT)	200	298,547
Nomura Research Institute Ltd.	9,336	314,394
NSK Ltd.	33,070	302,653
NTT Data Corp.	8,600	431,738
NTT DoCoMo, Inc.	99,300	2,252,106
NTT Urban Development Corp.	7,500	73,371
Obayashi Corp.	46,666	460,254

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Obic Co., Ltd.	32,700	$1,728,775
Odakyu Electric Railway Co., Ltd.	46,103	501,810
Oji Holdings Corp.	51,612	207,283
Olympus Corp.	19,752	767,826
Omron Corp.	12,144	361,477
Ono Pharmaceutical Co., Ltd.	28,975	1,226,761
Oracle Corp. Japan	2,840	159,481
Oriental Land Co., Ltd.	13,744	973,297
Orix Corp.	92,310	1,316,840
Osaka Gas Co., Ltd.	124,868	479,745
Otsuka Corp.	4,217	222,569
Otsuka Holdings Co., Ltd.	27,400	995,257
Panasonic Corp.	151,486	1,391,095
Park24 Co., Ltd.	7,500	209,916
Rakuten, Inc.	68,200	657,791
Recruit Holdings Co., Ltd.	10,200	311,315
Resona Holdings, Inc.	151,459	540,459
Ricoh Co., Ltd.	50,180	510,963
Rinnai Corp.	2,584	228,219
Rohm Co., Ltd.	5,826	245,371
Ryohin Keikaku Co., Ltd.	1,400	296,059
Sankyo Co., Ltd.	1,298	48,324
Sanrio Co., Ltd.	2,900	56,714
Santen Pharmaceutical Co., Ltd.	24,455	367,873
SBI Holdings, Inc.	14,660	148,886
Secom Co., Ltd.	80,027	5,948,784
Sega Sammy Holdings, Inc.	13,475	146,909
Seibu Holdings, Inc.	8,500	179,826
Seiko Epson Corp.	16,600	268,149
Sekisui Chemical Co., Ltd.	31,214	384,403
Sekisui House Ltd.	42,770	721,859
Seven & i Holdings Co., Ltd.	51,512	2,193,305
Seven Bank Ltd.	42,600	181,687
Shikoku Electric Power Co., Inc.	11,943	160,131
Shimadzu Corp.	18,140	284,483
Shimamura Co., Ltd.	1,246	155,549
Shimano, Inc.	5,636	883,371
Shimizu Corp.	43,910	372,208
Shin-Etsu Chemical Co., Ltd.	29,064	1,504,009
Shinsei Bank Ltd.	149,173	194,841
Shionogi & Co., Ltd.	21,207	998,121
Shiseido Co., Ltd.	24,622	549,562
Shizuoka Bank Ltd.	29,724	214,455
Showa Shell Sekiyu KK	13,975	125,414
SMC Corp.	3,748	870,520
SoftBank Group Corp.	89,972	4,289,749
Sohgo Security Services Co., Ltd.	3,400	184,282
Sompo Japan Nipponkoa Holdings, Inc.	23,527	666,436
Sony Corp.	86,164	2,214,869
Sony Financial Holdings, Inc.	12,500	159,714
Stanley Electric Co., Ltd.	10,084	228,031
Sumitomo Chemical Co., Ltd.	101,158	457,501
Sumitomo Corp.	78,028	775,462
Sumitomo Dainippon Pharma Co., Ltd.	12,092	139,244
Sumitomo Electric Industries Ltd.	51,760	629,610
Sumitomo Heavy Industries Ltd.	45,784	189,165
Sumitomo Metal Mining Co., Ltd.	37,784	375,171
Sumitomo Mitsui Financial Group, Inc.	87,652	2,657,325
Sumitomo Mitsui Trust Holdings, Inc.	231,338	677,498
Sumitomo Realty & Development Co., Ltd.	24,526	717,834
Sumitomo Rubber Industries Ltd.	11,936	184,430
Sundrug Co., Ltd.	29,100	2,177,102
Suntory Beverage & Food Ltd.	9,900	445,982
Suruga Bank Ltd.	14,090	247,634
Suzuken Co., Ltd.	5,506	187,129
Suzuki Motor Corp.	25,036	669,807
Sysmex Corp.	10,300	644,293
T&D Holdings, Inc.	41,068	382,966
Taiheiyo Cement Corp.	86,000	197,912
Taisei Corp.	74,183	490,401
Taisho Pharmaceutical Holdings Co., Ltd.	2,371	187,919
Taiyo Nippon Sanso Corp.	10,000	94,895
Takashimaya Co., Ltd.	18,955	158,485
Takeda Pharmaceutical Co., Ltd.	54,323	2,479,034
TDK Corp.	8,371	464,870
Teijin Ltd.	66,250	230,752
Terumo Corp.	78,700	2,821,578
THK Co., Ltd.	8,308	153,249
Tobu Railway Co., Ltd.	75,991	378,790
Toho Co., Ltd.	5,746	151,174
Toho Gas Co., Ltd.	28,592	202,986
Tohoku Electric Power Co., Inc.	32,059	413,609
Tokio Marine Holdings, Inc.	46,515	1,570,545
Tokyo Electric Power Co., Inc.*	103,758	570,671
Tokyo Electron Ltd.	11,936	778,022
Tokyo Gas Co., Ltd.	159,711	744,594
Tokyo Tatemono Co., Ltd.	14,500	180,630
Tokyu Corp.	79,011	662,023
Tokyu Fudosan Holdings Corp.	36,592	248,401
TonenGeneral Sekiyu KK	21,830	197,458
Toppan Printing Co., Ltd.	38,910	326,368
Toray Industries, Inc.	101,774	867,401
Toshiba Corp.*	284,683	553,961
Toto Ltd.	36,533	1,139,374
Toyo Seikan Group Holdings Ltd.	11,704	219,219
Toyo Suisan Kaisha Ltd.	6,756	242,518
Toyoda Gosei Co., Ltd.	5,142	99,235
Toyota Industries Corp.	11,518	517,847
Toyota Motor Corp.	188,036	9,944,380
Toyota Tsusho Corp.	15,414	348,286
Trend Micro, Inc.	7,582	277,559
Unicharm Corp.	72,182	1,570,694
United Urban Investment Corp. (REIT)	204	329,713
USS Co., Ltd.	15,610	249,383
West Japan Railway Co.	11,200	691,535
Yahoo! Japan Corp.	101,000	429,864
Yakult Honsha Co., Ltd.	6,307	279,358
Yamada Denki Co., Ltd.	39,220	185,393
Yamaguchi Financial Group, Inc.	16,763	152,371
Yamaha Corp.	11,079	333,714
Yamaha Motor Co., Ltd.	20,132	334,863
Yamato Holdings Co., Ltd.	47,936	957,059
Yamazaki Baking Co., Ltd.	7,571	159,499
Yaskawa Electric Corp.	16,140	186,289
Yokogawa Electric Corp.	15,303	158,136
Yokohama Rubber Co., Ltd.	7,500	123,351

		218,087,452

Luxembourg (0.1%)
ArcelorMittal S.A.	112,660	509,578
Millicom International Cellular S.A. (SDR)	4,337	237,037
RTL Group S.A.	2,688	227,688
SES S.A. (FDR)	23,645	692,417

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tenaris S.A.	32,045	$399,281

		2,066,001

Macau (0.1%)
MGM China Holdings Ltd.	66,800	102,129
Sands China Ltd.	171,600	699,022
Wynn Macau Ltd.*	112,400	173,874

		975,025

Mexico (0.1%)
Fresnillo plc	15,706	214,862
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	5,300	795,901
Grupo Financiero Banorte S.A.B. de C.V., Class O	204,560	1,153,563

		2,164,326

Netherlands (3.1%)
ABN AMRO Group N.V. (CVA)*§	31,231	639,857
Aegon N.V.	124,422	684,397
Akzo Nobel N.V.	77,888	5,308,862
Altice N.V., Class A*	24,886	443,457
Altice N.V., Class B*	6,670	120,184
ASML Holding N.V.	24,585	2,497,632
Boskalis Westminster	6,497	255,389
Core Laboratories N.V.	41,324	4,645,231
Gemalto N.V.	6,345	469,082
Heineken Holding N.V.	6,964	543,451
Heineken N.V.	16,340	1,480,955
ING Groep N.V. (CVA)	267,721	3,238,320
Koninklijke Ahold N.V.	59,172	1,331,150
Koninklijke DSM N.V.	12,867	707,690
Koninklijke KPN N.V.	227,127	951,863
Koninklijke Philips N.V.	221,682	6,315,127
Koninklijke Vopak N.V.	5,178	257,865
NN Group N.V.	69,237	2,265,456
NXP Semiconductors N.V.*	8,379	679,286
OCI N.V.*	5,363	105,025
QIAGEN N.V.*	43,540	970,075
Randstad Holding N.V.	8,919	494,354
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	61,759	1,499,681
Royal Dutch Shell plc (London Stock Exchange), Class A	273,772	6,621,573
Royal Dutch Shell plc, Class B	275,237	6,720,255
TNT Express N.V.	34,750	311,829
Wolters Kluwer N.V.	20,948	836,193

		50,394,239

New Zealand (0.1%)
Auckland International Airport Ltd.	58,123	258,323
Contact Energy Ltd.	39,760	137,411
Fletcher Building Ltd.	49,712	271,108
Meridian Energy Ltd.	89,167	161,476
Mighty River Power Ltd.	74,963	151,298
Ryman Healthcare Ltd.	26,269	151,612
Spark New Zealand Ltd.	133,434	336,638

		1,467,866

Norway (0.8%)
DNB ASA	355,317	4,201,695
Gjensidige Forsikring ASA	14,365	244,952
Norsk Hydro ASA	592,867	2,441,053
Orkla ASA	57,751	523,093
Schibsted ASA*	4,970	137,603
Schibsted ASA, Class A	5,614	164,118
Statoil ASA	79,267	1,248,201
Statoil ASA (ADR)	131,107	2,040,025
Telenor ASA	53,240	861,522
Yara International ASA	12,681	477,221

		12,339,483

Peru (0.1%)
Credicorp Ltd.	8,811	1,154,329

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	3,077,318	125,010
EDP - Energias de Portugal S.A.	163,390	581,190
Galp Energia SGPS S.A.	27,345	343,830
Jeronimo Martins SGPS S.A.	17,817	291,540

		1,341,570

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	156,166	276,913
CapitaLand Commercial Trust (REIT)	142,200	155,087
CapitaLand Ltd.	164,602	374,914
CapitaLand Mall Trust (REIT)	171,267	265,570
City Developments Ltd.	171,280	1,038,215
ComfortDelGro Corp., Ltd.	149,250	323,337
DBS Group Holdings Ltd.	689,360	7,866,125
Genting Singapore plc	442,938	274,402
Global Logistic Properties Ltd.	217,800	311,062
Golden Agri-Resources Ltd.	534,113	162,471
Hutchison Port Holdings Trust (Frankfurt Stock Exchange)	400	208
Hutchison Port Holdings Trust (Singapore Exchange)	383,000	191,500
Jardine Cycle & Carriage Ltd.	8,376	248,760
Keppel Corp., Ltd.	99,985	432,476
Oversea-Chinese Banking Corp., Ltd.	215,652	1,414,374
Sembcorp Industries Ltd.	70,812	158,662
Sembcorp Marine Ltd.	59,626	72,992
Singapore Airlines Ltd.	35,982	304,866
Singapore Exchange Ltd.	55,302	326,187
Singapore Press Holdings Ltd.	114,523	339,869
Singapore Technologies Engineering Ltd.	88,919	213,086
Singapore Telecommunications Ltd.	559,019	1,584,340
StarHub Ltd.	45,724	113,644
Suntec Real Estate Investment Trust (REIT)	169,000	210,020
United Overseas Bank Ltd.	92,676	1,297,471
UOL Group Ltd.	31,544	140,419
Wilmar International Ltd.	140,455	350,134

		18,447,104

South Africa (0.1%)
Investec plc	31,462	231,585
Mediclinic International plc	28,423	365,770
Mondi plc	25,741	493,926

		1,091,281

South Korea (0.5%)
Hyundai Mobis Co., Ltd.	12,383	2,696,194
Naver Corp.	1,256	699,608
Samsung Electronics Co., Ltd.	4,096	4,699,153

		8,094,955

Spain (2.1%)
Abertis Infraestructuras S.A.	35,967	591,393
ACS Actividades de Construccion y Servicios S.A.	15,121	450,630
Aena S.A.*§	4,422	570,857
Amadeus IT Holding S.A., Class A	191,916	8,230,788
Banco Bilbao Vizcaya Argentaria S.A.	439,887	2,924,198
Banco de Sabadell S.A.	358,287	644,973

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Popular Espanol S.A.	113,298	$294,844
Banco Santander S.A.	1,395,289	6,150,747
Bankia S.A.	281,978	266,316
Bankinter S.A.	47,809	337,836
CaixaBank S.A.*†	3,015	8,910
CaixaBank S.A.	189,972	561,391
Distribuidora Internacional de Alimentacion S.A.	40,780	211,879
Enagas S.A.	14,109	424,083
Endesa S.A.	22,226	426,659
Ferrovial S.A.	31,061	667,477
Gas Natural SDG S.A.	23,445	474,069
Grifols S.A.	20,804	463,278
Iberdrola S.A.	377,391	2,516,908
Industria de Diseno Textil S.A.	74,893	2,519,551
Mapfre S.A.	51,736	111,795
Red Electrica Corporacion S.A.	7,820	678,946
Repsol S.A.	77,547	875,348
Telefonica S.A.	319,601	3,582,916
Zardoya Otis S.A.	10,318	120,109

		34,105,901

Sweden (2.1%)
Alfa Laval AB	22,647	370,743
Assa Abloy AB, Class B	176,770	3,488,258
Atlas Copco AB, Class A	78,918	1,986,013
Atlas Copco AB, Class B	29,303	690,862
Boliden AB	19,397	310,371
Electrolux AB*	15,841	416,794
Getinge AB, Class B	161,685	3,726,328
Hennes & Mauritz AB, Class B	65,941	2,198,778
Hexagon AB, Class B	17,560	683,517
Husqvarna AB, Class B	28,238	206,439
ICA Gruppen AB	5,497	181,873
Industrivarden AB, Class C	11,429	194,842
Investment AB Kinnevik, Class B	16,694	473,578
Investor AB, Class B	32,589	1,153,707
Lundin Petroleum AB*	16,155	273,620
Nordea Bank AB	206,111	1,980,311
Sandvik AB	72,437	749,510
Securitas AB, Class B	19,518	323,367
Skandinaviska Enskilda Banken AB, Class A	105,042	1,003,419
Skanska AB, Class B	26,950	615,137
SKF AB, Class B*	26,035	470,142
Svenska Cellulosa AB S.C.A., Class B	42,068	1,314,649
Svenska Handelsbanken AB, Class A	106,194	1,351,257
Swedbank AB, Class A*	64,224	1,383,645
Swedish Match AB	11,889	403,610
Tele2 AB, Class B	18,285	169,601
Telefonaktiebolaget LM Ericsson (ADR)	185,796	1,863,534
Telefonaktiebolaget LM Ericsson, Class B	428,060	4,286,796
TeliaSonera AB	181,126	940,853
Volvo AB, Class B	109,330	1,199,926

		34,411,480

Switzerland (8.0%)
ABB Ltd. (Registered)*	151,641	2,955,387
Actelion Ltd. (Registered)*	7,234	1,081,094
Adecco S.A. (Registered)*	42,628	2,777,437
Aryzta AG*	6,186	256,241
Baloise Holding AG (Registered)	3,223	409,600
Barry Callebaut AG (Registered)*	158	171,712
Chocoladefabriken Lindt & Spruengli AG	71	440,081
Chocoladefabriken Lindt & Sprungli AG (Registered)	8	598,950
Cie Financiere Richemont S.A. (Registered)	64,401	4,256,340
Coca-Cola HBC AG*	14,514	308,517
Credit Suisse Group AG (Registered)*	333,372	4,718,624
Credit Suisse Group AG (ADR)*	85,100	1,202,463
Dufry AG (Registered)*	2,893	355,927
EMS-Chemie Holding AG (Registered)	574	297,581
Galenica AG (Registered)	288	433,101
Geberit AG (Registered)	2,643	987,603
Givaudan S.A. (Registered)	660	1,294,535
Glencore plc*	848,987	1,918,049
Julius Baer Group Ltd.*	145,126	6,233,377
Kuehne + Nagel International AG (Registered)	3,452	490,758
LafargeHolcim Ltd. (Registered)*	30,302	1,425,365
Lonza Group AG (Registered)*	3,753	635,030
Nestle S.A. (Registered)	347,678	25,979,579
Novartis AG (Registered)	215,384	15,612,568
Novartis AG (ADR)	49,750	3,603,890
Pargesa Holding S.A.	1,595	101,600
Partners Group Holding AG	1,160	466,268
Roche Holding AG	90,883	22,372,218
Schindler Holding AG	3,138	578,615
Schindler Holding AG (Registered)	1,471	269,402
SGS S.A. (Registered)	389	822,056
Sika AG	149	589,771
Sonova Holding AG (Registered)	11,857	1,514,263
STMicroelectronics N.V.	46,422	257,673
Sulzer AG (Registered)	875	86,904
Swatch Group AG	9,239	3,200,573
Swatch Group AG (Registered)	3,496	235,418
Swiss Life Holding AG (Registered)*	2,240	595,671
Swiss Prime Site AG (Registered)*	4,460	393,332
Swiss Reinsurance AG	24,402	2,256,084
Swisscom AG (Registered)	1,809	982,999
Syngenta AG (Registered)	6,392	2,659,040
UBS Group AG (Registered)	498,441	8,029,589
Wolseley plc	53,858	3,046,956
Zurich Insurance Group AG*	10,306	2,393,354

		129,295,595

Taiwan (0.7%)
Advanced Semiconductor Engineering, Inc. (ADR)	605,295	3,540,976
MediaTek, Inc.	108,000	828,859
Taiwan Semiconductor Manufacturing Co., Ltd.	367,000	1,847,316
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	200,942	5,264,680

		11,481,831

Turkey (0.2%)
Akbank TAS	753,945	2,145,872
Turkiye Garanti Bankasi A/S	634,044	1,854,114

		3,999,986

United Kingdom (12.9%)
3i Group plc	64,124	420,336
Aberdeen Asset Management plc	71,878	286,373
Admiral Group plc	14,483	412,488
Aggreko plc	15,046	232,738
Anglo American plc	96,210	762,901

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ARM Holdings plc	157,838	$2,298,685
ARM Holdings plc (ADR)	153,268	6,696,279
Ashtead Group plc	143,064	1,775,310
Associated British Foods plc	23,913	1,150,216
AstraZeneca plc	123,080	6,898,591
Auto Trader Group plc§	49,536	277,470
Aviva plc	286,918	1,879,524
Babcock International Group plc	17,877	243,792
BAE Systems plc	224,384	1,640,362
Barclays plc	1,152,198	2,482,266
Barratt Developments plc	70,624	568,536
Berkeley Group Holdings plc	9,177	424,147
BP plc	1,272,125	6,397,554
British American Tobacco plc	129,474	7,605,642
British Land Co. plc (REIT)	69,034	694,546
BT Group plc	593,601	3,755,524
Bunzl plc	23,764	690,471
Burberry Group plc	121,934	2,390,493
Capita plc	47,128	705,305
Centrica plc	354,188	1,158,316
CNH Industrial N.V.	67,282	457,447
Cobham plc	89,735	279,803
Compass Group plc	338,380	5,968,059
Croda International plc	41,163	1,796,668
Diageo plc	608,510	16,443,792
Direct Line Insurance Group plc	97,512	518,471
Dixons Carphone plc	70,889	434,034
easyJet plc	10,806	235,751
Fiat Chrysler Automobiles N.V.	66,224	535,030
G4S plc	121,926	333,771
GKN plc	128,059	531,175
GlaxoSmithKline plc	338,023	6,855,056
Hammerson plc (REIT)	55,629	462,205
Hargreaves Lansdown plc	19,423	374,926
HSBC Holdings plc	1,892,958	11,796,703
ICAP plc	38,682	263,785
IMI plc	19,355	264,782
Imperial Brands plc	169,153	9,385,004
Inmarsat plc	31,878	450,751
InterContinental Hotels Group plc	46,932	1,935,229
International Consolidated Airlines Group S.A.	63,925	509,909
Intertek Group plc	50,818	2,311,509
Intu Properties plc (REIT)	55,546	249,705
ITV plc	927,337	3,212,513
J Sainsbury plc	82,144	325,977
Johnson Matthey plc	13,725	540,912
Kingfisher plc	162,520	879,291
Land Securities Group plc (REIT)	55,815	882,609
Legal & General Group plc	421,678	1,424,454
Lloyds Banking Group plc	3,964,828	3,873,388
London Stock Exchange Group plc	21,722	879,790
Marks & Spencer Group plc	104,596	610,218
Meggitt plc	58,348	340,740
Merlin Entertainments plc§	54,538	363,060
Michael Page International plc	494,746	3,032,751
National Grid plc	259,616	3,681,007
Next plc	10,146	786,898
Old Mutual plc	344,943	956,664
Pearson plc	58,223	731,699
Persimmon plc	20,711	620,208
Petrofac Ltd.	18,716	247,573
Provident Financial plc	9,509	404,939
Prudential plc	177,826	3,322,788
Randgold Resources Ltd.	6,232	570,160
Reckitt Benckiser Group plc	81,662	7,893,418
RELX N.V.	69,094	1,206,455
RELX plc	79,218	1,472,272
Rexam plc	48,385	440,585
Rio Tinto Ltd.	29,924	979,233
Rio Tinto plc	85,896	2,412,464
Rio Tinto plc (ADR)	66,381	1,876,591
Rolls-Royce Holdings plc*	307,479	3,011,826
Royal Bank of Scotland Group plc*	238,190	761,857
Royal Mail plc	56,509	390,141
RSA Insurance Group plc	70,541	481,953
SABMiller plc	67,483	4,125,020
Sage Group plc	76,495	691,057
Schroders plc	29,663	1,143,051
Segro plc (REIT)	50,059	294,994
Severn Trent plc	16,537	516,115
Sky plc	69,069	1,015,812
Smith & Nephew plc	149,539	2,465,621
Smiths Group plc	27,111	418,975
Sports Direct International plc*	19,247	104,520
SSE plc	67,928	1,455,619
St. James’s Place plc	33,464	441,456
Standard Chartered plc	219,778	1,491,633
Standard Life plc	139,660	714,289
Tate & Lyle plc	34,029	282,493
Taylor Wimpey plc	220,203	601,855
Tesco plc*	577,048	1,589,610
Travis Perkins plc	17,649	463,115
Unilever N.V. (CVA)	113,137	5,070,369
Unilever plc	89,139	4,036,016
United Utilities Group plc	48,358	641,062
Vodafone Group plc	1,844,258	5,859,180
Weir Group plc	85,964	1,368,001
Whitbread plc	51,825	2,947,573
William Hill plc	54,466	255,802
Wm Morrison Supermarkets plc	154,293	440,326
Worldpay Group plc*§	77,789	307,354
WPP plc	352,682	8,241,398

		209,838,180

United States (1.0%)
Carnival Corp.	94,910	5,008,401
Carnival plc	12,695	684,109
Ingersoll-Rand plc	36,100	2,238,561
Invesco Ltd.	63,900	1,966,203
Mettler-Toledo International, Inc.*	8,153	2,810,828
National Oilwell Varco, Inc.	40,600	1,262,660
Signet Jewelers Ltd.	16,600	2,058,898
Tidewater, Inc.	147,500	1,007,425

		17,037,085

Total Common Stocks (79.6%) (Cost $1,149,239,163)		1,290,035,613

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.7%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	128,300	4,304,465
iShares Currency Hedged MSCI Japan ETF	245,600	6,203,856
iShares® China Large-Cap ETF	147,610	4,984,790
iShares® Core MSCI EAFE ETF	152,000	8,077,280
iShares® Core MSCI Emerging Markets ETF	35,400	1,473,348
iShares® Europe ETF	160,066	6,260,181
iShares® Latin America 40 ETF	27,847	700,630
iShares® MSCI Australia ETF	70,315	1,358,486
iShares® MSCI Austria Capped ETF	140,837	2,213,958

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
iShares® MSCI Belgium Capped ETF	85,697	$1,513,409
iShares® MSCI BRIC ETF	9,916	294,406
iShares® MSCI Canada ETF	55,458	1,314,909
iShares® MSCI EAFE ETF	515,466	29,448,573
iShares® MSCI EAFE Small-Cap ETF	31,200	1,553,760
iShares® MSCI France ETF	208,967	5,052,822
iShares® MSCI Germany ETF	375,010	9,649,007
iShares® MSCI Hong Kong ETF	10,677	211,084
iShares® MSCI Indonesia ETF	15,600	367,536
iShares® MSCI Ireland Capped ETF	15,500	623,100
iShares® MSCI Israel Capped ETF	31,500	1,505,700
iShares® MSCI Italy Capped ETF	437,548	5,338,086
iShares® MSCI Japan ETF	819,080	9,345,703
iShares® MSCI Malaysia ETF	24,662	219,738
iShares® MSCI Mexico Capped ETF	6,948	373,108
iShares® MSCI Netherlands ETF	104,693	2,575,448
iShares® MSCI New Zealand Capped ETF	39,400	1,620,522
iShares® MSCI Norway Capped ETF	23,200	455,184
iShares® MSCI Pacific ex-Japan ETF	98,892	3,878,544
iShares® MSCI Poland Capped ETF	7,700	155,771
iShares® MSCI Singapore ETF	103,926	1,128,636
iShares® MSCI South Korea Capped ETF	6,000	316,920
iShares® MSCI Spain Capped ETF	110,221	2,995,807
iShares® MSCI Sweden ETF	44,203	1,301,778
iShares® MSCI Switzerland Capped ETF	13,900	413,247
iShares® MSCI Thailand Capped ETF	3,868	260,664
iShares® MSCI Turkey ETF	8,084	354,403
iShares® MSCI United Kingdom ETF	66,400	1,041,152
SPDR® DJ EURO Stoxx 50 ETF	19,964	663,404
SPDR® S&P Emerging Asia Pacific ETF	40,579	3,005,281
Vanguard FTSE Developed Markets ETF	190,900	6,845,674
Vanguard FTSE Emerging Markets ETF	253,200	8,755,656
Vanguard FTSE Europe ETF	574,400	27,881,376
Vanguard FTSE Pacific ETF	32,100	1,774,167
WisdomTree Japan Hedged Equity Fund	113,000	4,939,230

Total Investment Companies (10.7%) (Cost $164,787,893)		172,750,799

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,241,902	7,241,902

Total Short-Term Investment (0.4%) (Cost $7,241,902)		7,241,902

Total Investments (90.7%) (Cost $1,321,268,958)		1,470,028,314
Other Assets Less Liabilities (9.3%)		151,002,620

Net Assets (100%)		$1,621,030,934

*	Non-income producing.

†	Securities (totaling $669,303 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $2,832,581 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$184,416,914	11.4%
Consumer Staples	166,803,185	10.3
Energy	53,986,473	3.3
Exchange Traded Funds	172,750,799	10.7
Financials	289,018,105	17.8
Health Care	156,581,410	9.7
Industrials	168,839,038	10.4
Information Technology	103,571,224	6.4
Investment Company	7,241,902	0.4
Materials	88,032,653	5.4
Telecommunication Services	46,604,251	2.9
Utilities	32,182,360	2.0
Cash and Other	151,002,620	9.3

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,875,690	$—	$166,034	$3,182,657	$—	$(11,893)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	1,751	June-16	$59,568,567	$58,399,086	$(1,169,481)
FTSE 100 Index	415	June-16	36,335,220	36,436,154	100,934
SPI 200 Index	151	June-16	14,729,139	14,659,616	(69,523)
TOPIX Index	298	June-16	35,311,874	35,679,506	367,632

					$(770,438)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	Australia & New Zealand Banking Group Ltd.	1,994	$1,523,535	$1,486,694	$36,841
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	2,780	3,993,662	3,955,317	38,345
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	5,904	6,734,371	6,497,411	236,960
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	455	519,014	514,146	4,868
Hong Kong Dollar vs. U.S. Dollar, expiring 4/5/16	Brown Brothers Harriman & Co.	45	5,848	5,850	(2)
Hong Kong Dollar vs. U.S. Dollar, expiring 4/5/16	Brown Brothers Harriman & Co.	13	1,628	1,628	— #
Hong Kong Dollar vs. U.S. Dollar, expiring 4/21/16	JPMorgan Chase Bank	1,360	175,399	175,460	(61)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Australia & New Zealand Banking Group Ltd.	441,797	3,934,217	3,932,420	1,797

					$318,748

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/17/16	Northern Trust Corp.	437	$627,159	$627,617	$(458)
Canadian Dollar vs. U.S. Dollar, expiring 4/5/16	Goldman Sachs International	116	89,381	89,475	(94)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	585	654,522	666,698	(12,176)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Northern Trust Corp.	503	558,232	573,427	(15,195)
Hong Kong Dollar vs. U.S. Dollar, expiring 4/21/16	JPMorgan Chase Bank	1,360	175,450	175,399	51

					$(27,872)

					$290,876

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,532,553	$174,884,361	$—	$184,416,914
Consumer Staples	2,204,551	164,598,634	—	166,803,185
Energy	10,023,634	43,962,839	—	53,986,473
Financials	25,591,962	263,036,829	389,314	289,018,105
Health Care	16,286,954	140,294,456	—	156,581,410
Industrials	8,134,651	160,704,387	—	168,839,038
Information Technology	31,154,453	72,416,771	—	103,571,224
Materials	3,073,326	84,959,327	—	88,032,653
Telecommunication Services	1,639,459	44,964,792	—	46,604,251
Utilities	—	31,902,371	279,989	32,182,360
Forward Currency Contracts	—	318,862	—	318,862
Futures	468,566	—	—	468,566
Investment Companies
Exchange Traded Funds (ETFs)	172,750,799	—	—	172,750,799
Short-Term Investments	7,241,902	—	—	7,241,902

Total Assets	$288,102,810	$1,182,043,629	$669,303	$1,470,815,742

Liabilities:
Forward Currency Contracts	$—	$(27,986)	$—	$(27,986)
Futures	(1,239,004)	—	—	(1,239,004)

Total Liabilities	$(1,239,004)	$(27,986)	$—	$(1,266,990)

Total	$286,863,806	$1,182,015,643	$669,303	$1,469,548,752

(a)	A security with a market value of $1,235,295 transferred from Level 2 to Level 1 at the end of the period due to active trading and a security with a market value of $1,199,761 transferred from Level 2 to Level 1 at the end of the period due to the security no longer being valued using fair value factors based on third party vendor modeling tools

(b)	Securities with a market value of $660,392 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$250,518,826
Aggregate gross unrealized depreciation	(141,474,753)

Net unrealized appreciation	$109,044,073

Federal income tax cost of investments	$1,360,984,241

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.6%)
Abacus Property Group (REIT)	16,300	$37,234
Adelaide Brighton Ltd.	26,648	103,565
AGL Energy Ltd.	46,531	656,297
ALS Ltd.	35,278	107,899
Alumina Ltd.	167,663	167,079
Amcor Ltd.	76,895	845,844
AMP Ltd.	190,257	844,422
Ansell Ltd.	9,337	123,749
APA Group	71,162	480,579
APN News & Media Ltd.*	57,186	28,493
ARB Corp., Ltd.	3,357	38,703
Ardent Leisure Group	20,240	35,529
Aristocrat Leisure Ltd.	35,318	278,852
Asaleo Care Ltd.	32,244	44,984
Asciano Ltd.	58,789	403,780
ASX Ltd.	11,588	368,014
Aurizon Holdings Ltd.	130,426	395,913
AusNet Services	196,073	223,947
Australia & New Zealand Banking Group Ltd.	180,418	3,244,504
Automotive Holdings Group Ltd.	11,763	36,879
Aveo Group	16,815	43,180
Bank of Queensland Ltd.	23,547	218,765
Beach Energy Ltd.	53,100	26,661
Bendigo & Adelaide Bank Ltd.	27,424	186,464
BHP Billiton Ltd.	207,221	2,678,131
BHP Billiton plc	140,703	1,581,919
BlueScope Steel Ltd.	39,036	185,224
Boral Ltd.	43,486	206,005
Brambles Ltd.	99,274	922,314
Breville Group Ltd.	5,221	31,297
Broadspectrum Ltd.*	30,870	28,041
BWP Trust (REIT)	26,350	69,079
Caltex Australia Ltd.	17,100	445,934
carsales.com Ltd.	14,419	129,982
Challenger Ltd.	36,965	237,735
Charter Hall Group (REIT)	16,050	57,087
Charter Hall Retail REIT (REIT)	14,347	50,479
CIMIC Group Ltd.	6,002	159,925
Cleanaway Waste Management Ltd.	114,822	67,773
Coca-Cola Amatil Ltd.	33,316	225,759
Cochlear Ltd.	3,590	281,521
Commonwealth Bank of Australia	110,794	6,362,891
Computershare Ltd.	32,745	245,485
Corporate Travel Management Ltd.	3,875	39,833
Cover-More Group Ltd.	19,859	23,596
Cromwell Property Group (REIT)	85,018	67,777
Crown Resorts Ltd.	24,532	234,310
CSL Ltd.	31,066	2,415,656
CSR Ltd.	34,360	86,918
Dexus Property Group (REIT)	60,929	370,839
Domino’s Pizza Enterprises Ltd.	3,712	163,556
Downer EDI Ltd.	41,744	122,876
DUET Group†	125,524	219,094
DuluxGroup Ltd.	21,933	105,584
Estia Health Ltd.	7,359	32,436
Evolution Mining Ltd.	79,262	92,353
Fairfax Media Ltd.	153,337	101,085
FlexiGroup Ltd.	8,527	16,210
Flight Centre Travel Group Ltd.	3,640	120,622
Fortescue Metals Group Ltd.	112,186	219,290
G8 Education Ltd.	27,893	80,608
Genworth Mortgage Insurance Australia Ltd.	17,841	34,053
Goodman Group (REIT)	97,952	500,818
GPT Group (REIT)	110,946	425,228
GrainCorp Ltd., Class A	13,054	75,449
Greencross Ltd.	7,100	40,764
GUD Holdings Ltd.	4,390	23,421
GWA Group Ltd.	18,054	31,277
Harvey Norman Holdings Ltd.	38,105	137,284
Healthscope Ltd.	61,077	124,537
Iluka Resources Ltd.	27,793	139,759
Incitec Pivot Ltd.	103,113	252,142
Independence Group NL	34,037	73,838
Insurance Australia Group Ltd.	151,065	646,158
Investa Office Fund (REIT)	33,254	106,807
InvoCare Ltd.	6,750	65,040
IOOF Holdings Ltd.	16,411	111,583
IRESS Ltd.	6,640	59,043
Japara Healthcare Ltd.	16,654	39,064
JB Hi-Fi Ltd.	4,960	89,653
LendLease Group	33,990	361,383
Liquefied Natural Gas Ltd.*	32,095	13,039
Macquarie Atlas Roads Group	41,781	153,731
Macquarie Group Ltd.	21,998	1,114,447
Magellan Financial Group Ltd.	9,442	164,153
Mayne Pharma Group Ltd.*	42,379	48,891
McMillan Shakespeare Ltd.	2,381	22,796
Medibank Pvt Ltd.	176,333	396,042
Mesoblast Ltd.*	7,231	14,245
Metcash Ltd.*	73,371	97,862
Mineral Resources Ltd.	9,297	42,831
Mirvac Group (REIT)	307,632	456,303
Monadelphous Group Ltd.	8,615	47,019
Myer Holdings Ltd.	73,647	66,334
National Australia Bank Ltd.	170,614	3,431,776
Navitas Ltd.	20,680	80,529
Newcrest Mining Ltd.*	48,942	636,280
Nine Entertainment Co. Holdings Ltd.	43,128	51,573
Northern Star Resources Ltd.	38,712	101,784
Nufarm Ltd.	11,910	68,472
Oil Search Ltd.	78,051	404,451
Orica Ltd.	23,497	276,839
Origin Energy Ltd.	111,641	435,594
Orora Ltd.	83,338	159,707
OZ Minerals Ltd.	18,845	72,662
OzForex Group Ltd.	21,095	32,664
Pacific Brands Ltd.	62,010	48,960
Pact Group Holdings Ltd.	11,437	43,748
Perpetual Ltd.	2,833	94,596
Platinum Asset Management Ltd.	15,920	77,492
Premier Investments Ltd.	5,965	77,366
Primary Health Care Ltd.	27,634	79,436
Qantas Airways Ltd.*	132,581	413,634
QBE Insurance Group Ltd.	88,417	739,437
Qube Holdings Ltd.	31,841	57,602
Ramsay Health Care Ltd.	13,775	647,914
REA Group Ltd.	6,495	269,001
Recall Holdings Ltd.	21,544	123,859
Regis Healthcare Ltd.	8,255	31,766
Regis Resources Ltd.	24,410	45,656
Retail Food Group Ltd.	7,021	27,771
SAI Global Ltd.	10,500	30,344
Sandfire Resources NL	5,890	25,781
Santos Ltd.	99,188	306,411
Scentre Group (REIT)	344,125	1,171,223
SEEK Ltd.	22,102	274,126
Select Harvests Ltd.	4,555	14,420
Seven Group Holdings Ltd.	6,490	27,163
Seven West Media Ltd.	103,318	81,574
Shopping Centres Australasia Property Group (REIT)	37,627	66,050
Sigma Pharmaceuticals Ltd.	76,540	62,192

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sirtex Medical Ltd.	3,230	$71,605
Sonic Healthcare Ltd.	24,785	356,800
South32 Ltd.*	336,215	377,568
Southern Cross Media Group Ltd.	37,539	31,941
Spark Infrastructure Group	92,555	146,862
Spotless Group Holdings Ltd.	43,610	42,121
Star Entertainment Grp Ltd.	52,781	229,809
Steadfast Group Ltd.	38,427	52,727
Stockland Corp., Ltd. (REIT)	168,362	551,077
Suncorp Group Ltd.	83,576	763,016
Super Retail Group Ltd.	5,904	38,740
Sydney Airport	200,327	1,027,321
Syrah Resources Ltd.*	12,091	37,630
Tabcorp Holdings Ltd.	50,814	166,712
Tatts Group Ltd.	85,659	248,202
Technology One Ltd.	11,605	42,433
Telstra Corp., Ltd.	783,005	3,199,132
TPG Telecom Ltd.	34,662	301,306
Transurban Group	153,708	1,337,312
Treasury Wine Estates Ltd.	50,744	374,975
Vicinity Centres (REIT)	199,282	487,303
Village Roadshow Ltd.	5,218	20,719
Virgin Australia International Holdings Pty Ltd.(b)*†	96,120	—
Virtus Health Ltd.	4,442	21,315
Vocus Communications Ltd.	26,403	168,593
Wesfarmers Ltd.	71,808	2,281,591
Western Areas Ltd.†	22,353	36,591
Westfield Corp. (REIT)	123,228	943,660
Westpac Banking Corp.	212,516	4,944,141
Whitehaven Coal Ltd.*	29,544	14,834
Woodside Petroleum Ltd.	46,479	924,915
Woolworths Ltd.	81,806	1,385,855
WorleyParsons Ltd.	20,131	83,021

		64,695,234

Austria (0.4%)
Erste Group Bank AG*	136,781	3,844,384

Belgium (1.7%)
Anheuser-Busch InBev S.A./N.V.	137,515	17,095,256

Brazil (0.1%)
Ambev S.A.	66,100	344,871
Ambev S.A. (ADR)	66,109	342,445

		687,316

Canada (0.1%)
Barrick Gold Corp.	87,914	1,193,872

Chile (0.0%)
Antofagasta plc	36,150	243,714

China (0.7%)
Alibaba Group Holding Ltd. (ADR)*	87,127	6,885,647

Colombia (0.6%)
Bancolombia S.A. (ADR)	91,166	3,116,054
Cementos Argos S.A.	614,515	2,355,240
Grupo Aval Acciones y Valores S.A. (ADR)	68,676	530,866

		6,002,160

Denmark (1.1%)
Novo Nordisk A/S, Class B	196,873	10,678,673

Finland (0.4%)
Nokia Oyj	619,270	3,681,887

France (14.7%)
Air Liquide S.A.	65,139	7,329,892
Airbus Group SE	62,972	4,181,118
AXA S.A.‡	229,868	5,411,817
BNP Paribas S.A.	123,371	6,209,178
Carrefour S.A.	60,644	1,668,585
Cie de Saint-Gobain	56,597	2,494,279
Cie Generale des Etablissements Michelin	55,201	5,648,792
Danone S.A.	65,704	4,673,534
Engie S.A.	176,540	2,740,069
Essilor International S.A.	85,328	10,539,633
Hermes International	1,172	412,688
J.C. Decaux S.A.	60,574	2,651,628
Legrand S.A.	40,539	2,271,639
L’Oreal S.A.	58,180	10,423,665
LVMH Moet Hennessy Louis Vuitton SE	58,202	9,967,322
Orange S.A.	222,521	3,898,116
Pernod-Ricard S.A.	57,252	6,384,411
Safran S.A.	37,975	2,656,658
Sanofi S.A.	129,546	10,445,500
Schneider Electric SE	150,012	9,480,603
Societe Generale S.A.	88,821	3,282,735
Total S.A.	258,015	11,761,426
Unibail-Rodamco SE (REIT)	44,616	12,275,834
Vinci S.A.	56,973	4,244,392
Vivendi S.A.	128,124	2,694,242

		143,747,756

Germany (10.6%)
Allianz SE (Registered)	79,750	12,972,358
BASF SE	100,850	7,608,403
Bayer AG (Registered)	89,389	10,507,236
Bayerische Motoren Werke (BMW) AG	34,963	3,210,601
Daimler AG (Registered)	144,029	11,041,309
Deutsche Bank AG (Registered)	143,508	2,441,301
Deutsche Post AG (Registered)	102,489	2,847,915
Deutsche Telekom AG (Registered)	344,765	6,188,660
E.ON SE	217,491	2,088,262
Fresenius Medical Care AG & Co. KGaA	33,469	2,964,488
Fresenius SE & Co. KGaA	109,310	7,986,687
Linde AG	36,800	5,362,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,620	3,177,102
SAP SE	172,050	13,919,651
Siemens AG (Registered)	84,491	8,955,656
TUI AG	28,009	434,059
Volkswagen AG (Preference)(q)	17,769	2,261,534

		103,967,280

Ireland (1.3%)
CRH plc	53,343	1,506,229
Experian plc	65,771	1,176,072
James Hardie Industries plc (CDI)	27,487	376,313
Shire plc	175,155	9,959,512

		13,018,126

Italy (1.7%)
Assicurazioni Generali S.p.A.	154,036	2,283,866
Enel S.p.A.	675,971	2,998,292
Eni S.p.A.	294,069	4,450,461
Intesa Sanpaolo S.p.A.	1,535,189	4,251,934
UniCredit S.p.A.	619,768	2,235,592

		16,220,145

Japan (17.7%)
77 Bank Ltd.	14,000	49,509
A&A Material Corp.*	2,000	1,351
A&D Co., Ltd.	1,200	4,190
ABC-Mart, Inc.	1,400	89,689
Accordia Golf Co., Ltd.	4,000	37,567
Accretive Co., Ltd.	1,000	4,043
Achilles Corp.	10,000	12,795
Acom Co., Ltd.*	24,100	121,415

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Adastria Co., Ltd.	2,060	$62,507
ADEKA Corp.	5,100	74,453
Aderans Co., Ltd.	1,300	7,774
Advan Co., Ltd.	1,400	12,663
Advanex, Inc.	200	2,236
Advantest Corp.	5,600	51,798
Aeon Co., Ltd.	37,199	537,435
Aeon Delight Co., Ltd.	1,400	44,969
Aeon Fantasy Co., Ltd.	400	8,015
AEON Financial Service Co., Ltd.	4,900	115,637
Aeon Hokkaido Corp.	900	4,254
Aeon Mall Co., Ltd.	5,960	88,279
AGORA Hospitality Group Co., Ltd.*	5,000	1,733
Ai Holdings Corp.	2,100	60,922
Aica Kogyo Co., Ltd.	3,700	77,718
Aichi Bank Ltd.	400	16,758
Aichi Corp.	2,100	14,610
Aichi Steel Corp.	6,000	23,511
Aichi Tokei Denki Co., Ltd.	1,000	2,710
Aida Engineering Ltd.	3,300	28,677
Aiful Corp.*	20,300	71,788
Aigan Co., Ltd.*	900	1,799
Ain Holdings, Inc.	1,000	51,268
Aiphone Co., Ltd.	800	13,406
Air Water, Inc.	6,000	88,818
Airport Facilities Co., Ltd.	1,200	5,427
Airtech Japan Ltd.	300	1,845
Aisan Industry Co., Ltd.	1,500	11,809
Aisin Seiki Co., Ltd.	7,600	286,321
Ajinomoto Co., Inc.	14,000	315,900
Akebono Brake Industry Co., Ltd.	5,700	13,675
Akita Bank Ltd.	8,000	21,822
Alconix Corp.	400	5,587
Alfresa Holdings Corp.	8,000	153,468
Alpen Co., Ltd.	700	11,544
Alpha Corp.	300	2,922
Alpha Systems, Inc.	360	5,537
Alpine Electronics, Inc.	2,400	26,891
Alps Electric Co., Ltd.	7,200	125,518
Altech Co., Ltd.	500	693
Altech Corp.	500	10,507
Amada Holdings Co., Ltd.	13,000	126,829
Amano Corp.	3,400	53,683
Amuse, Inc.	600	12,390
ANA Holdings, Inc.	99,000	278,936
Anest Iwata Corp.	2,000	19,157
Anritsu Corp.	5,000	27,500
AOI Pro, Inc.	500	4,198
AOKI Holdings, Inc.	2,200	26,585
Aomori Bank Ltd.	9,000	26,230
Aoyama Trading Co., Ltd.	3,100	119,130
Aozora Bank Ltd.	60,000	209,516
Arakawa Chemical Industries Ltd.	1,000	8,628
Araya Industrial Co., Ltd.	2,000	2,257
Arcland Sakamoto Co., Ltd.	1,400	14,828
Arcs Co., Ltd.	1,500	33,600
Argo Graphics, Inc.	400	6,163
Ariake Japan Co., Ltd.	1,100	64,508
Arisawa Manufacturing Co., Ltd.	2,000	10,218
Arrk Corp.*	4,200	3,247
As One Corp.	800	30,281
Asahi Co., Ltd.	500	6,722
Asahi Diamond Industrial Co., Ltd.	4,000	35,861
Asahi Glass Co., Ltd.	48,000	262,722
Asahi Group Holdings Ltd.	13,300	414,440
Asahi Kasei Corp.	56,000	378,608
Asahi Kogyosha Co., Ltd.	1,000	3,847
Asahi Net, Inc.	1,000	4,318
Asahi Organic Chemicals Industry Co., Ltd.	4,000	7,286
Asanuma Corp.	4,000	10,698
Asatsu-DK, Inc.	2,000	51,499
Ashimori Industry Co., Ltd.	3,000	4,372
Asics Corp.	9,200	163,899
ASKA Pharmaceutical Co., Ltd.	1,000	12,368
ASKUL Corp.	900	36,625
Astellas Pharma, Inc.	85,500	1,136,885
Asunaro Aoki Construction Co., Ltd.	500	3,230
Atsugi Co., Ltd.	11,000	11,142
Autobacs Seven Co., Ltd.	4,500	75,970
Avex Group Holdings, Inc.	2,300	29,980
Awa Bank Ltd.	10,000	48,425
Axell Corp.	400	3,003
Axial Retailing, Inc.	700	23,044
Azbil Corp.	2,300	58,877
Azuma Shipping Co., Ltd.	600	1,455
Bandai Namco Holdings, Inc.	10,700	233,309
Bando Chemical Industries Ltd.	4,000	18,091
Bank of Iwate Ltd.	800	29,002
Bank of Kyoto Ltd.	16,000	104,349
Bank of Nagoya Ltd.	11,000	36,163
Bank of Okinawa Ltd.	900	29,548
Bank of Saga Ltd.	7,000	13,186
Bank of the Ryukyus Ltd.	2,500	28,078
Bank of Yokohama Ltd.†	60,000	272,691
Belc Co., Ltd.	600	22,658
Belluna Co., Ltd.	3,000	15,221
Benesse Holdings, Inc.	2,400	69,092
Best Denki Co., Ltd.	3,500	3,670
Bic Camera, Inc.	3,000	27,242
BML, Inc.	700	27,118
Bookoff Corp.	700	5,548
BP Castrol KK	500	5,669
Bridgestone Corp.	30,100	1,124,621
Brother Industries Ltd.	9,700	111,527
Bunka Shutter Co., Ltd.	3,000	24,657
CAC Holdings Corp.	700	5,106
Calbee, Inc.	4,200	166,813
Calsonic Kansei Corp.	6,000	44,622
Can Do Co., Ltd.	1,000	13,737
Canare Electric Co., Ltd.	100	1,732
Canon Electronics, Inc.	1,100	16,186
Canon Marketing Japan, Inc.	4,000	69,874
Canon, Inc.	37,200	1,108,943
Capcom Co., Ltd.	2,600	63,415
Carlit Holdings Co., Ltd.	1,000	4,407
Casio Computer Co., Ltd.	8,700	175,554
Cawachi Ltd.	800	14,458
Central Glass Co., Ltd.	12,000	65,147
Central Japan Railway Co.	6,900	1,220,352
Central Security Patrols Co., Ltd.	500	11,973
Central Sports Co., Ltd.	400	8,160
Century Tokyo Leasing Corp.	2,800	103,870
Chiba Bank Ltd.	31,000	154,525
Chiba Kogyo Bank Ltd.	2,300	10,402
Chilled & Frozen Logistics Holdings Co., Ltd.	400	3,092
Chino Corp.	400	3,668
Chiyoda Co., Ltd.	1,600	46,062
Chiyoda Corp.	9,000	65,974
Chiyoda Integre Co., Ltd.	400	8,889
Chofu Seisakusho Co., Ltd.	1,200	27,808
Chori Co., Ltd.	800	10,357
Chubu Electric Power Co., Inc.	29,200	407,728

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Chubu Shiryo Co., Ltd.	1,200	$8,935
Chudenko Corp.	2,000	39,966
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,966
Chugai Pharmaceutical Co., Ltd.	10,600	328,233
Chugai Ro Co., Ltd.	4,000	7,002
Chugoku Bank Ltd.	8,000	83,309
Chugoku Electric Power Co., Inc.	11,600	156,666
Chugoku Marine Paints Ltd.	3,000	19,779
Chugokukogyo Co., Ltd.	100	610
Chukyo Bank Ltd.	5,000	8,619
Chuo Spring Co., Ltd.	1,000	2,506
Ci:z Holdings Co., Ltd.	2,000	40,961
Citizen Holdings Co., Ltd.	15,500	87,867
CKD Corp.	3,400	28,065
Clarion Co., Ltd.	6,000	18,659
Cleanup Corp.	1,200	8,221
CMIC Holdings Co., Ltd.	400	5,047
CMK Corp.	2,400	9,468
Coca-Cola Central Japan Co., Ltd.	2,764	45,876
Coca-Cola West Co., Ltd.	4,200	103,969
Cocokara fine, Inc.	1,100	47,794
COLOPL, Inc.	1,700	36,297
Colowide Co., Ltd.	4,000	60,491
Computer Engineering & Consulting Ltd.	800	10,470
Computer Institute of Japan Ltd.	1,200	4,915
COMSYS Holdings Corp.	3,400	52,505
CONEXIO Corp.	1,000	10,112
Core Corp.	400	4,940
Corona Corp.	500	4,887
Cosel Co., Ltd.	1,800	17,289
Cosmo Energy Holdings Co., Ltd.	1,500	15,900
Cosmos Pharmaceutical Corp.	900	149,620
Create Medic Co., Ltd.	300	2,284
Create SD Holdings Co., Ltd.	1,500	37,718
Credit Saison Co., Ltd.	7,300	127,067
Cresco Ltd.	300	4,830
CTI Engineering Co., Ltd.	700	5,996
CyberAgent, Inc.	2,300	106,882
Cybernet Systems Co., Ltd.	1,000	8,370
Cybozu, Inc.	2,000	6,078
Dai Nippon Printing Co., Ltd.	25,000	222,133
Dai Nippon Toryo Co., Ltd.	7,000	12,128
Daibiru Corp.	3,600	30,388
Daicel Corp.	13,000	177,653
Dai-Dan Co., Ltd.	1,000	6,611
Daido Kogyo Co., Ltd.	2,000	3,448
Daido Metal Co., Ltd.	1,000	7,730
Daido Steel Co., Ltd.	20,000	69,306
Daidoh Ltd.	1,600	6,824
Daifuku Co., Ltd.	5,000	84,277
Daihatsu Motor Co., Ltd.	9,000	126,829
Daihen Corp.	6,000	27,296
Daiho Corp.	4,000	17,415
Daiichi Jitsugyo Co., Ltd.	2,000	8,761
Dai-ichi Life Insurance Co., Ltd.	48,400	585,943
Daiichi Sankyo Co., Ltd.	32,400	720,432
Daiken Corp.	5,000	13,950
Daiken Medical Co., Ltd.	400	3,181
Daiki Aluminium Industry Co., Ltd.	2,000	4,940
Daikin Industries Ltd.	10,800	807,229
Daikoku Denki Co., Ltd.	500	5,847
Daikyo, Inc.	10,000	15,905
Dainichi Co., Ltd.	600	3,231
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	15,994
Daio Paper Corp.	5,000	42,161
Daiohs Corp.	200	1,862
Daisan Bank Ltd.	7,000	9,330
Daiseki Co., Ltd.	1,900	31,097
Daishi Bank Ltd.	16,000	55,018
Daisue Construction Co., Ltd.	400	2,826
Daisyo Corp.	600	7,991
Daito Bank Ltd.	7,000	10,885
Daito Electron Co., Ltd.	500	3,230
Daito Trust Construction Co., Ltd.	3,600	511,156
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	533
Daiwa House Industry Co., Ltd.	30,500	857,995
Daiwa Industries Ltd.	1,000	8,388
Daiwa Securities Group, Inc.	88,000	541,316
Daiwabo Holdings Co., Ltd.	14,100	26,309
Daiyu Eight Co., Ltd.	100	631
Danto Holdings Corp.*	1,000	1,733
DC Co., Ltd.	1,300	4,020
DCM Holdings Co., Ltd.	5,800	41,898
DeNA Co., Ltd.	4,000	68,915
Denki Kagaku Kogyo KK	22,000	90,506
Denki Kogyo Co., Ltd.	3,000	13,994
Denso Corp.	21,900	880,320
Dentsu, Inc.	88,700	4,452,930
Denyo Co., Ltd.	1,100	11,328
Descente Ltd.	3,000	44,196
DIC Corp.	40,000	95,606
Dijet Industrial Co., Ltd.	1,000	1,226
Disco Corp.	1,300	110,196
DKS Co., Ltd.	2,000	5,829
DMG Mori Co., Ltd.	6,800	62,535
Don Quijote Holdings Co., Ltd.	6,800	236,243
Doshisha Co., Ltd.	1,000	18,410
Doutor Nichires Holdings Co., Ltd.	2,100	33,922
Dowa Holdings Co., Ltd.	9,000	50,140
DTS Corp.	1,100	21,043
Dunlop Sports Co., Ltd.	1,000	8,903
Duskin Co., Ltd.	3,600	64,678
Dydo Drinco, Inc.	500	23,324
Dynic Corp.	2,000	2,754
Eagle Industry Co., Ltd.	1,000	13,177
Earth Chemical Co., Ltd.	900	36,385
East Japan Railway Co.	13,600	1,173,724
Ebara Corp.	17,000	70,994
Ebara Jitsugyo Co., Ltd.	300	3,241
Echo Trading Co., Ltd.	300	1,551
Econach Holdings Co., Ltd.*	3,000	1,306
Eco’s Co., Ltd.	400	4,272
EDION Corp.	4,400	33,388
Ehime Bank Ltd.	7,000	14,492
Eighteenth Bank Ltd.	7,000	15,549
Eiken Chemical Co., Ltd.	1,000	20,934
Eisai Co., Ltd.	10,000	601,537
Eizo Corp.	1,000	25,163
Electric Power Development Co., Ltd.	7,000	218,624
Elematec Corp.	900	16,337
Enplas Corp.	600	22,231
Enshu Ltd.*	2,000	1,333
EPS Holdings, Inc.	2,000	24,452
ESPEC Corp.	1,200	15,663
euglena Co., Ltd.*	3,600	52,171
Excel Co., Ltd.	600	7,480
Exedy Corp.	1,500	33,160
Ezaki Glico Co., Ltd.	2,500	128,171
Faith, Inc.	400	4,709
Falco Holdings Co., Ltd.	600	7,266
FamilyMart Co., Ltd.	3,200	166,333

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fancl Corp.	2,500	$34,097
FANUC Corp.	37,200	5,779,395
Fast Retailing Co., Ltd.	1,500	480,075
FCC Co., Ltd.	1,800	30,420
Feed One Holdings Co., Ltd.	7,520	8,085
Felissimo Corp.	300	2,823
FIDEA Holdings Co., Ltd.	7,000	11,009
Financial Products Group Co., Ltd.	4,600	55,464
First Baking Co., Ltd.*	1,000	942
Foster Electric Co., Ltd.	1,100	23,203
FP Corp.	1,200	51,339
France Bed Holdings Co., Ltd.	1,600	14,743
F-Tech, Inc.	400	3,789
Fudo Tetra Corp.	9,800	10,972
Fuji Co., Ltd.	1,300	26,764
Fuji Corp., Ltd.	1,200	7,293
Fuji Electric Co., Ltd.	30,000	103,692
Fuji Heavy Industries Ltd.	25,200	890,044
Fuji Kiko Co., Ltd.	1,000	3,927
Fuji Kosan Co., Ltd.	400	1,468
Fuji Kyuko Co., Ltd.	3,000	41,237
Fuji Media Holdings, Inc.	7,700	84,564
Fuji Oil Co., Ltd.	3,300	9,090
Fuji Oil Holdings, Inc.	3,300	59,494
Fuji Seal International, Inc.	1,200	42,543
Fuji Soft, Inc.	1,600	34,902
Fujibo Holdings, Inc.	5,000	9,952
Fujicco Co., Ltd.	1,000	20,898
Fujifilm Holdings Corp.	17,770	702,779
Fujikura Kasei Co., Ltd.	1,600	7,236
Fujikura Ltd.	18,000	84,766
Fujikura Rubber Ltd.	800	3,128
Fujimi, Inc.	1,100	14,661
Fujimori Kogyo Co., Ltd.	900	21,160
Fujita Kanko, Inc.	3,000	15,514
Fujitec Co., Ltd.	3,000	30,548
Fujitsu General Ltd.	2,000	30,868
Fujitsu Ltd.	91,000	336,848
Fujiya Co., Ltd.*	7,000	11,942
FuKoKu Co., Ltd.	500	3,958
Fukuda Corp.	1,000	10,014
Fukui Bank Ltd.	10,000	18,215
Fukui Computer Holdings, Inc.	400	4,592
Fukuoka Financial Group, Inc.	37,000	120,654
Fukushima Bank Ltd.	15,000	10,929
Fukushima Industries Corp.	600	13,930
Fukuyama Transporting Co., Ltd.	8,000	39,024
FULLCASTHoldings Co., Ltd.	1,000	7,028
Funai Electric Co., Ltd.	1,100	9,647
Funai Soken Holdings, Inc.	1,560	25,089
Furukawa Co., Ltd.	21,000	30,974
Furukawa Electric Co., Ltd.	31,000	66,933
Furusato Industries Ltd.	700	10,480
Fuso Pharmaceutical Industries Ltd.	4,000	9,241
Futaba Corp.	2,100	29,743
Futaba Industrial Co., Ltd.	3,500	13,963
Future Architect, Inc.	1,000	7,792
Fuyo General Lease Co., Ltd.	1,100	46,963
G-7 Holdings, Inc.	300	3,420
Gakken Holdings Co., Ltd.	5,000	11,240
Gakujo Co., Ltd.	400	4,652
Gecoss Corp.	800	7,286
Genki Sushi Co., Ltd.	300	5,944
Geo Holdings Corp.	2,000	33,249
GLOBERIDE, Inc.	500	6,429
Glory Ltd.	3,400	115,554
GMO Internet, Inc.	3,400	45,406
Godo Steel Ltd.	7,000	11,755
Goldcrest Co., Ltd.	1,100	16,440
Goldwin, Inc.	400	16,189
Gree, Inc.	5,100	28,005
GS Yuasa Corp.	14,000	59,834
GSI Creos Corp.	3,000	3,225
Gulliver International Co., Ltd.	3,300	41,080
Gun-Ei Chemical Industry Co., Ltd.	3,000	7,970
Gunma Bank Ltd.	22,000	90,897
Gunze Ltd.	8,000	22,604
Gurunavi, Inc.	2,000	47,501
H2O Retailing Corp.	4,760	82,178
Hachijuni Bank Ltd.	10,000	43,094
Hakudo Co., Ltd.	400	3,771
Hakuhodo DY Holdings, Inc.	10,600	120,085
Hakuto Co., Ltd.	700	6,164
Hakuyosha Co., Ltd.	1,000	2,310
Hamakyorex Co., Ltd.	600	10,359
Hamamatsu Photonics KK	6,000	165,534
Hankyu Hanshin Holdings, Inc.	55,000	350,882
Hanwa Co., Ltd.	11,000	46,426
Happinet Corp.	600	5,448
Hard Off Corp. Co., Ltd.	500	6,748
Harima Chemicals, Inc.	1,100	5,258
Haruyama Trading Co., Ltd.	500	3,270
Haseko Corp.	13,700	127,572
Hayashikane Sangyo Co., Ltd.*	4,000	3,590
Hazama Ando Corp.	7,520	36,616
Heiwa Corp.	4,220	87,478
Heiwa Real Estate Co., Ltd.	1,800	22,391
Heiwado Co., Ltd.	2,400	49,815
Helios Techno Holding Co., Ltd.	1,100	3,851
Hibiya Engineering Ltd.	1,800	25,206
Hiday Hidaka Corp.	1,036	26,069
Higashi-Nippon Bank Ltd.†	6,000	14,394
Hikari Tsushin, Inc.	900	68,533
Hino Motors Ltd.	12,000	129,761
Hioki EE Corp.	500	11,107
Hirakawa Hewtech Corp.	400	3,227
Hirose Electric Co., Ltd.	1,575	173,671
Hiroshima Bank Ltd.	29,000	105,904
HIS Co., Ltd.	2,600	72,655
Hisaka Works Ltd.	1,000	7,313
Hisamitsu Pharmaceutical Co., Inc.	2,600	116,202
Hitachi Capital Corp.	1,200	26,123
Hitachi Chemical Co., Ltd.	4,600	82,767
Hitachi Construction Machinery Co., Ltd.	4,200	66,725
Hitachi High-Technologies Corp.	1,800	50,700
Hitachi Koki Co., Ltd.	3,300	21,815
Hitachi Kokusai Electric, Inc.	2,000	24,044
Hitachi Ltd.	223,640	1,046,415
Hitachi Metals Ltd.	9,400	96,969
Hitachi Transport System Ltd.	2,100	35,117
Hitachi Zosen Corp.	5,100	24,198
Hochiki Corp.	1,000	11,453
Hodogaya Chemical Co., Ltd.	2,000	3,323
Hogy Medical Co., Ltd.	600	32,200
Hokkaido Electric Power Co., Inc.*	7,100	59,490
Hokkaido Gas Co., Ltd.	2,000	4,958
Hokkan Holdings Ltd.	3,000	8,263
Hokko Chemical Industry Co., Ltd.	1,000	2,710
Hokkoku Bank Ltd.	14,000	36,821
Hokuetsu Bank Ltd.	13,000	21,023
Hokuetsu Kishu Paper Co., Ltd.	8,000	47,696
Hokuhoku Financial Group, Inc.	68,000	89,422
Hokuriku Electric Industry Co., Ltd.	4,000	4,727

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hokuriku Electric Power Co.	7,800	$110,404
Hokushin Co., Ltd.	800	839
Hokuto Corp.	1,400	27,690
Honda Motor Co., Ltd.	73,200	2,007,154
Honeys Co., Ltd.	1,080	11,304
Hoosiers Holdings Co., Ltd.	2,000	8,939
Horiba Ltd.	2,100	78,369
Hoshizaki Electric Co., Ltd.	1,500	125,150
Hosiden Corp.	3,000	17,939
Hosokawa Micron Corp.	2,000	10,112
House Foods Group, Inc.	3,600	67,301
House of Rose Co., Ltd.	100	1,268
Howa Machinery Ltd.	600	2,927
Hoya Corp.	34,300	1,304,707
Hulic Co., Ltd.	14,800	141,497
Hurxley Corp.	300	2,906
Hyakugo Bank Ltd.	11,000	41,246
Hyakujushi Bank Ltd.	14,000	39,309
Ibiden Co., Ltd.	4,300	52,573
IBJ Leasing Co., Ltd.	1,700	30,180
Ichibanya Co., Ltd.	400	25,590
Ichiken Co., Ltd.	1,000	2,861
Ichikoh Industries Ltd.	2,000	4,372
Ichinen Holdings Co., Ltd.	1,300	11,551
Ichiyoshi Securities Co., Ltd.	2,700	23,007
Icom, Inc.	600	10,966
Idec Corp.	1,400	13,310
Idemitsu Kosan Co., Ltd.	3,200	57,122
Ihara Chemical Industry Co., Ltd.	2,000	25,839
IHI Corp.	66,000	139,571
Iida Group Holdings Co., Ltd.	5,976	116,552
Iino Kaiun Kaisha Ltd.	5,900	23,433
Ikegami Tsushinki Co., Ltd.	3,000	3,812
Imasen Electric Industrial Co., Ltd.	800	6,966
Impress Holdings, Inc.	1,000	1,342
Inaba Denki Sangyo Co., Ltd.	1,400	44,098
Inaba Seisakusho Co., Ltd.	600	6,984
Inabata & Co., Ltd.	3,200	31,731
Inageya Co., Ltd.	1,000	12,573
INES Corp.	1,600	16,449
I-Net Corp.	500	5,038
Information Services International-Dentsu Ltd.	700	14,044
INPEX Corp.	52,000	394,349
Intage Holdings, Inc.	600	7,704
Internet Initiative Japan, Inc.	700	14,386
Inui Global Logistics Co., Ltd.	490	3,579
I’rom Group Co., Ltd.*	300	3,129
Iseki & Co., Ltd.	13,000	25,528
Isetan Mitsukoshi Holdings Ltd.	16,800	196,295
Ishihara Sangyo Kaisha Ltd.*	21,000	14,368
Ishii Iron Works Co., Ltd.	1,000	1,359
Ishikawa Seisakusho Ltd.*	2,000	1,368
Ishizuka Glass Co., Ltd.	1,000	1,813
Isuzu Motors Ltd.	28,400	293,223
IT Holdings Corp.	4,000	94,682
Itfor, Inc.	1,300	5,648
Ito En Ltd.	3,000	94,762
ITOCHU Corp.	56,900	700,728
Itochu Enex, Co., Ltd.	2,700	21,663
Itochu Techno-Solutions Corp.	2,400	45,294
Itochu-Shokuhin Co., Ltd.	300	11,262
Itoham Foods, Inc.†	7,000	45,839
Itoki Corp.	2,600	18,389
IwaiCosmo Holdings, Inc.	1,100	10,693
Iwaki & Co., Ltd.	1,000	1,670
Iwasaki Electric Co., Ltd.	4,000	6,469
Iwatani Corp.	13,000	75,543
Iwatsu Electric Co., Ltd.*	5,000	3,199
Iyo Bank Ltd.	10,000	65,485
Izumi Co., Ltd.	1,700	73,335
Izutsuya Co., Ltd.*	6,000	2,932
J. Front Retailing Co., Ltd.	9,500	126,025
Jaccs Co., Ltd.	8,000	33,196
Jafco Co., Ltd.	1,600	49,189
Jalux, Inc.	300	5,782
Janome Sewing Machine Co., Ltd.*	1,200	6,536
Japan Airlines Co., Ltd.	13,500	494,442
Japan Airport Terminal Co., Ltd.	1,600	56,866
Japan Asia Investment Co., Ltd.*	800	1,933
Japan Aviation Electronics Industry Ltd.	2,000	23,422
Japan Cash Machine Co., Ltd.	1,100	8,875
Japan Digital Laboratory Co., Ltd.	1,000	14,305
Japan Display, Inc.*	17,300	33,818
Japan Drilling Co., Ltd.	300	6,275
Japan Electronic Materials Corp.	500	1,946
Japan Exchange Group, Inc.	25,400	389,085
Japan Foods Co., Ltd.	100	1,031
Japan Foundation Engineering Co., Ltd.	1,700	6,238
Japan Medical Dynamic Marketing, Inc.	1,000	5,402
Japan Oil Transportation Co., Ltd.	1,000	2,061
Japan Petroleum Exploration Co., Ltd.	1,700	38,095
Japan Pulp & Paper Co., Ltd.	6,000	17,166
Japan Radio Co., Ltd.	3,000	7,970
Japan Securities Finance Co., Ltd.	5,546	22,274
Japan Steel Works Ltd.	16,000	50,469
Japan Tobacco, Inc.	168,864	7,036,938
Japan Transcity Corp.	2,000	6,700
Japan Wool Textile Co., Ltd.	4,000	27,011
Jastec Co., Ltd.	700	5,697
JBCC Holdings, Inc.	1,000	6,024
JCU Corp.	200	6,575
Jeans Mate Corp.*	300	560
Jeol Ltd.	4,000	20,259
JFE Holdings, Inc.	25,544	344,082
JGC Corp.	11,000	164,690
JK Holdings Co., Ltd.	1,100	4,662
JMS Co., Ltd.	1,000	2,621
Joban Kosan Co., Ltd.	3,000	4,052
J-Oil Mills, Inc.	5,000	15,283
Joshin Denki Co., Ltd.	2,000	15,372
Joyo Bank Ltd.	28,000	96,033
JSP Corp.	800	15,937
JSR Corp.	8,100	116,449
JTEKT Corp.	10,500	136,212
Juki Corp.	1,400	12,713
Juroku Bank Ltd.	15,000	44,782
JVC Kenwood Corp.	5,800	14,997
JX Holdings, Inc.	99,900	385,060
K&O Energy Group, Inc.	500	6,175
K.R.S. Corp.	300	7,005
kabu.com Securities Co., Ltd.	9,800	31,347
Kadokawa Dwango	1,484	22,877
Kaga Electronics Co., Ltd.	1,200	15,226
Kagome Co., Ltd.	2,200	43,005
Kajima Corp.	45,000	282,287
Kakaku.com, Inc.	8,000	148,563
Kaken Pharmaceutical Co., Ltd.	2,500	151,273
Kamei Corp.	1,000	10,058
Kamigumi Co., Ltd.	11,000	103,505

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kanaden Corp.	1,000	$7,881
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,962
Kanamoto Co., Ltd.	1,000	23,537
Kandenko Co., Ltd.	6,000	42,810
Kaneka Corp.	13,000	111,351
Kanematsu Corp.	27,000	39,344
Kanematsu Electronics Ltd.	700	11,755
Kanematsu-NNK Corp.	1,000	1,271
Kansai Electric Power Co., Inc.*	39,000	345,385
Kansai Paint Co., Ltd.	12,000	192,776
Kansai Urban Banking Corp.	1,700	16,752
Kanto Denka Kogyo Co., Ltd.	2,000	14,217
Kao Corp.	20,700	1,104,110
Kappa Create Co., Ltd.	1,800	19,672
Kasai Kogyo Co., Ltd.	1,000	10,343
Katakura & Co-op Agri Corp.	275	564
Katakura Industries Co., Ltd.	1,400	14,716
Kato Sangyo Co., Ltd.	1,700	42,037
Kato Works Co., Ltd.	2,000	7,766
Kawada Technologies, Inc.	200	6,389
Kawai Musical Instruments Manufacturing Co., Ltd.	400	7,037
Kawasaki Heavy Industries Ltd.	67,000	193,478
Kawasaki Kisen Kaisha Ltd.	39,000	75,543
KDDI Corp.	80,500	2,150,100
Keihan Electric Railway Co., Ltd.	16,000	112,737
Keihanshin Building Co., Ltd.	1,400	7,439
Keihin Co., Ltd.	2,000	2,506
Keihin Corp.	2,500	37,341
Keikyu Corp.	21,000	184,726
Keio Corp.	23,000	201,910
Keisei Electric Railway Co., Ltd.	12,000	168,786
Keiyo Bank Ltd.	5,000	18,082
Keiyo Co., Ltd.	2,200	9,950
Kenedix, Inc.	16,500	72,131
Kewpie Corp.	5,100	115,644
Key Coffee, Inc.	1,200	19,896
Keyence Corp.	1,690	921,845
Kikkoman Corp.	9,000	295,882
Kimoto Co., Ltd.	2,200	3,343
Kimura Chemical Plants Co., Ltd.	1,100	3,655
Kimura Unity Co., Ltd.	200	1,965
Kinden Corp.	5,000	61,309
King Jim Co., Ltd.	1,000	7,464
Kinki Sharyo Co., Ltd.	1,000	2,914
Kintetsu Department Store Co., Ltd.*	11,000	29,517
Kintetsu Group Holdings Co., Ltd.	78,000	316,034
Kintetsu World Express, Inc.	2,200	29,243
Kinugawa Rubber Industrial Co., Ltd.	3,000	20,445
Kirin Holdings Co., Ltd.	27,700	388,383
Kirindo Holdings Co., Ltd.	500	4,452
Kisoji Co., Ltd.	1,400	26,956
Kissei Pharmaceutical Co., Ltd.	2,600	59,926
Kitagawa Iron Works Co., Ltd.	5,000	9,196
Kita-Nippon Bank Ltd.	300	7,624
Kitano Construction Corp.	3,000	7,277
Kitazawa Sangyo Co., Ltd.	1,000	1,555
Kitz Corp.	5,100	22,069
KNT-CT Holdings Co., Ltd.*	4,000	6,433
Koa Corp.	1,500	11,102
Koatsu Gas Kogyo Co., Ltd.	1,000	5,687
Kobayashi Pharmaceutical Co., Ltd.	1,300	114,123
Kobayashi Yoko Co., Ltd.	300	653
Kobe Steel Ltd.	161,000	141,623
Koei Tecmo Holdings Co., Ltd.	2,880	44,091
Kohnan Shoji Co., Ltd.	1,100	16,371
Kohsoku Corp.	700	5,424
Koito Manufacturing Co., Ltd.	5,300	240,171
Kojima Co., Ltd.	1,500	3,225
Kokuyo Co., Ltd.	6,400	74,893
Komaihaltec, Inc.	2,000	4,283
Komatsu Ltd.	33,690	573,549
Komatsu Seiren Co., Ltd.	2,000	11,533
Komatsu Wall Industry Co., Ltd.	400	6,401
Komeri Co., Ltd.	1,600	32,698
Komori Corp.	3,400	39,575
Konaka Co., Ltd.	1,400	6,854
Konami Corp.	4,600	136,106
Konica Minolta, Inc.	21,000	178,382
Konishi Co., Ltd.	2,000	24,950
Kosaido Co., Ltd.*	900	2,655
Kose Corp.	1,200	116,753
Kosei Securities Co., Ltd.	2,000	2,470
Kourakuen Corp.	700	9,628
Krosaki Harima Corp.	2,000	4,460
K’s Holdings Corp.	1,700	56,342
Kubota Corp.	35,000	477,831
Kumagai Gumi Co., Ltd.	10,000	25,412
Kumiai Chemical Industry Co., Ltd.	2,000	17,948
Kura Corp.	600	29,002
Kurabo Industries Ltd.	12,000	20,792
Kuraray Co., Ltd.	14,900	182,171
Kuraudia Co., Ltd.	200	1,011
Kureha Corp.	8,000	25,448
Kurimoto Ltd.	6,000	8,210
Kurita Water Industries Ltd.	5,000	114,043
Kuroda Electric Co., Ltd.	1,600	23,955
KYB Corp.	7,000	20,712
Kyocera Corp.	11,300	497,704
Kyodo Printing Co., Ltd.	3,000	9,010
Kyoei Sangyo Co., Ltd.	1,000	1,164
Kyoei Steel Ltd.	1,300	19,544
Kyoei Tanker Co., Ltd.	1,000	1,297
Kyokuto Boeki Kaisha Ltd.	1,000	2,008
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	23,256
Kyokuto Securities Co., Ltd.	1,600	19,235
Kyokuyo Co., Ltd.	5,000	11,462
Kyorin Holdings, Inc.	3,000	57,150
Kyoritsu Maintenance Co., Ltd.	600	51,766
Kyoritsu Printing Co., Ltd.	1,000	2,550
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,255
Kyoto Kimono Yuzen Co., Ltd.	700	5,355
Kyowa Electronic Instruments Co., Ltd.	1,000	3,652
Kyowa Exeo Corp.	4,900	54,423
Kyowa Hakko Kirin Co., Ltd.	10,000	159,581
Kyowa Leather Cloth Co., Ltd.	700	5,554
Kyudenko Corp.	2,000	47,608
Kyushu Electric Power Co., Inc.*	19,200	182,711
Kyushu Financial Group, Inc.	16,770	96,706
Land Business Co., Ltd.	1,000	2,452
Land Co., Ltd.*	1,300	162
Lawson, Inc.	3,800	318,059
LEC, Inc.	300	3,409
Leopalace21 Corp.	7,300	44,107
Life Corp.	700	17,527
Lintec Corp.	2,600	46,527
Lion Corp.	12,000	135,306
Lixil Group Corp.	40,040	816,489
Look, Inc.	2,000	2,701
M3, Inc.	8,300	208,855
Mabuchi Motor Co., Ltd.	2,400	111,742

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Macnica Fuji Electronics Holdings, Inc.	1,850	$21,994
Maeda Corp.	8,000	59,638
Maeda Road Construction Co., Ltd.	4,000	65,965
Maezawa Industries, Inc.	900	2,407
Maezawa Kasei Industries Co., Ltd.	900	8,253
Maezawa Kyuso Industries Co., Ltd.	400	4,990
Makino Milling Machine Co., Ltd.	6,000	36,732
Makita Corp.	5,300	328,704
Mandom Corp.	1,300	57,870
Marche Corp.	300	2,196
Mars Engineering Corp.	600	10,401
Marubeni Construction Material Lease Co., Ltd.	1,000	1,670
Marubeni Corp.	81,400	412,262
Marubun Corp.	900	6,142
Marudai Food Co., Ltd.	6,000	23,297
Maruei Department Store Co., Ltd.*	2,000	1,617
Maruha Nichiro Corp.	2,700	50,356
Marui Group Co., Ltd.	10,400	149,053
Maruichi Steel Tube Ltd.	2,800	76,752
Maruka Machinery Co., Ltd.	400	5,697
Marusan Securities Co., Ltd.	3,900	36,732
Maruwa Co., Ltd.	300	7,317
Maruwn Corp.	600	1,327
Maruyama Manufacturing Co., Inc.	2,000	3,163
Maruzen CHI Holdings Co., Ltd.*	600	1,903
Maruzen Showa Unyu Co., Ltd.	4,000	14,039
Matsuda Sangyo Co., Ltd.	800	8,317
Matsui Construction Co., Ltd.	1,000	6,664
Matsui Securities Co., Ltd.	6,800	57,943
Matsumotokiyoshi Holdings Co., Ltd.	2,500	130,837
Matsuya Co., Ltd.	2,200	20,232
Matsuya Foods Co., Ltd.	500	12,333
Max Co., Ltd.	2,000	20,543
Mazda Motor Corp.	28,000	434,511
MEC Co., Ltd.	800	6,163
Medical System Network Co., Ltd.	400	1,635
Medipal Holdings Corp.	7,600	120,336
Megachips Corp.	1,100	12,364
Megmilk Snow Brand Co., Ltd.	2,700	67,869
Meidensha Corp.	12,000	54,698
Meiji Holdings Co., Ltd.	6,200	498,556
Meiji Shipping Co., Ltd.	1,100	3,528
Meiko Network Japan Co., Ltd.	900	9,812
Meitec Corp.	1,000	34,964
Meito Sangyo Co., Ltd.	600	6,941
Meiwa Corp.	900	2,911
Meiwa Estate Co., Ltd.	700	4,006
Melco Holdings, Inc.	600	12,251
Michinoku Bank Ltd.	6,000	9,276
Mie Bank Ltd.	5,000	8,885
Milbon Co., Ltd.	720	29,108
Mimasu Semiconductor Industry Co., Ltd.	1,000	9,196
Minato Bank Ltd.	12,000	16,100
Minebea Co., Ltd.	15,000	117,020
Ministop Co., Ltd.	900	16,385
Miraca Holdings, Inc.	2,600	106,846
Mirait Holdings Corp.	3,600	28,661
Misawa Homes Co., Ltd.	1,600	10,591
MISUMI Group, Inc.	7,800	111,651
Mitachi Co., Ltd.	200	1,121
Mito Securities Co., Ltd.	3,000	8,317
Mitsuba Corp.	2,000	30,903
Mitsubishi Chemical Holdings Corp.	55,000	287,107
Mitsubishi Corp.	55,310	936,700
Mitsubishi Electric Corp.	91,000	953,703
Mitsubishi Estate Co., Ltd.	57,000	1,058,763
Mitsubishi Gas Chemical Co., Inc.	13,000	69,999
Mitsubishi Heavy Industries Ltd.	162,000	601,823
Mitsubishi Kakoki Kaisha Ltd.	3,000	6,211
Mitsubishi Logistics Corp.	6,000	78,795
Mitsubishi Materials Corp.	58,000	163,881
Mitsubishi Motors Corp.	34,100	255,421
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	4,087
Mitsubishi Paper Mills Ltd.*	18,000	12,795
Mitsubishi Pencil Co., Ltd.	1,000	42,916
Mitsubishi Research Institute, Inc.	400	12,670
Mitsubishi Shokuhin Co., Ltd.	1,100	27,973
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	11,320
Mitsubishi Tanabe Pharma Corp.	10,100	175,625
Mitsubishi UFJ Financial Group, Inc.	656,000	3,039,709
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	86,470
Mitsuboshi Belting Ltd.	3,000	24,150
Mitsui & Co., Ltd.	57,700	663,926
Mitsui Chemicals, Inc.	46,090	153,572
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	50,753
Mitsui Fudosan Co., Ltd.	41,000	1,022,951
Mitsui High-Tec, Inc.	1,400	8,608
Mitsui Home Co., Ltd.	1,000	4,674
Mitsui Matsushima Co., Ltd.	8,000	8,317
Mitsui Mining & Smelting Co., Ltd.	31,000	49,580
Mitsui O.S.K. Lines Ltd.	41,000	83,424
Mitsui Sugar Co., Ltd.	5,000	22,302
Mitsui-Soko Holdings Co., Ltd.	5,000	13,328
Mitsumi Electric Co., Ltd.*	4,300	19,982
Mitsumura Printing Co., Ltd.	1,000	1,946
Mitsuuroko Group Holdings Co., Ltd.	1,900	9,319
Miura Co., Ltd.	6,000	112,009
Miyaji Engineering Group, Inc.	4,000	5,153
Miyakoshi Holdings, Inc.*	300	1,024
Miyazaki Bank Ltd.	8,000	19,477
Miyoshi Oil & Fat Co., Ltd.	4,000	4,478
Mizuho Financial Group, Inc.	1,132,480	1,691,500
Mizuno Corp.	6,000	27,669
Mochida Pharmaceutical Co., Ltd.	1,000	74,281
Modec, Inc.	1,000	14,652
Monex Group, Inc.	7,000	18,099
MonotaRO Co., Ltd.	3,600	106,997
Morinaga & Co., Ltd.	13,000	66,187
Morinaga Milk Industry Co., Ltd.	11,000	58,936
Morita Holdings Corp.	2,000	23,386
Morozoff Ltd.	2,000	7,499
Mory Industries, Inc.	2,000	5,402
MOS Food Services, Inc.	1,600	41,811
Mr. Max Corp.	1,200	3,017
MS&AD Insurance Group Holdings, Inc.	22,100	615,803
Murata Manufacturing Co., Ltd.	8,630	1,040,554
Musashi Seimitsu Industry Co., Ltd.	1,200	23,820
Musashino Bank Ltd.	1,900	47,861
Mutoh Holdings Co., Ltd.	1,000	2,070
Nabtesco Corp.	5,100	114,466
NAC Co., Ltd.	400	3,099
Nachi-Fujikoshi Corp.	12,000	41,797
Nagaileben Co., Ltd.	1,200	24,673
Nagano Bank Ltd.	4,000	6,646
Nagano Keiki Co., Ltd.	800	4,585
Nagase & Co., Ltd.	6,300	69,244
Nagatanien Holdings Co., Ltd.	1,000	9,916

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nagoya Railroad Co., Ltd.	20,000	$93,474
Naigai Co., Ltd.*	3,000	1,333
Nakabayashi Co., Ltd.	2,000	5,331
Nakamuraya Co., Ltd.	3,000	12,262
Nakano Corp.	1,000	4,896
Nakayama Steel Works Ltd.*	6,000	3,732
Nakayamafuku Co., Ltd.	700	4,733
Nakayo, Inc.	1,000	3,057
Namura Shipbuilding Co., Ltd.	1,024	7,670
Nankai Electric Railway Co., Ltd.	16,000	86,863
Nanto Bank Ltd.	11,000	29,908
Natori Co., Ltd.	600	8,685
NEC Capital Solutions Ltd.	300	4,220
NEC Corp.	113,000	284,144
NEC Networks & System Integration Corp.	1,100	17,104
NET One Systems Co., Ltd.	900	4,862
Neturen Co., Ltd.	1,700	11,540
Nexon Co., Ltd.	8,800	150,048
Nexyz Corp.	500	4,332
NGK Insulators Ltd.	13,000	240,144
NGK Spark Plug Co., Ltd.	9,000	172,251
NH Foods Ltd.	8,000	176,285
NHK Spring Co., Ltd.	9,700	92,824
Nice Holdings, Inc.	5,000	6,309
Nichia Steel Works Ltd.	1,000	2,159
Nichias Corp.	6,000	35,879
Nichiban Co., Ltd.	1,000	5,855
Nichicon Corp.	3,900	27,168
Nichiden Corp.	500	12,950
Nichiha Corp.	1,200	18,158
Nichii Gakkan Co.	2,200	15,228
Nichi-iko Pharmaceutical Co., Ltd.	2,100	48,439
Nichimo Co., Ltd.	1,000	1,564
Nichirei Corp.	7,000	56,973
Nichireki Co., Ltd.	1,000	7,215
Nidec Corp.	10,627	727,163
Nifco, Inc.	2,400	115,367
Nihon Chouzai Co., Ltd.	300	10,729
Nihon Dempa Kogyo Co., Ltd.	900	6,102
Nihon Eslead Corp.	500	4,634
Nihon Kohden Corp.	4,400	109,389
Nihon M&A Center, Inc.	1,300	75,659
Nihon Nohyaku Co., Ltd.	2,000	10,147
Nihon Parkerizing Co., Ltd.	6,000	54,272
Nihon Tokushu Toryo Co., Ltd.	1,000	8,032
Nihon Trim Co., Ltd.	200	9,276
Nihon Unisys Ltd.	3,300	43,719
Nihon Yamamura Glass Co., Ltd.	5,000	7,375
Nikkato Corp.	400	1,340
Nikkiso Co., Ltd.	4,000	29,393
Nikko Co., Ltd.	1,000	3,048
Nikkon Holdings Co., Ltd.	3,000	54,378
Nikon Corp.	16,100	246,339
Nintendo Co., Ltd.	5,600	796,126
Nippo Corp.	3,000	50,460
Nippon Air Conditioning Services Co., Ltd.	1,200	6,483
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	11,880
Nippon Carbide Industries Co., Inc.	3,000	3,412
Nippon Carbon Co., Ltd.	6,000	12,795
Nippon Ceramic Co., Ltd.	800	13,890
Nippon Chemical Industrial Co., Ltd.	4,000	7,393
Nippon Chemi-Con Corp.	7,000	9,827
Nippon Chemiphar Co., Ltd.	1,000	4,256
Nippon Chutetsukan KK	1,000	1,217
Nippon Coke & Engineering Co., Ltd.	10,000	7,197
Nippon Concrete Industries Co., Ltd.	1,000	2,355
Nippon Conveyor Co., Ltd.†	3,000	3,945
Nippon Denko Co., Ltd.	5,000	7,997
Nippon Densetsu Kogyo Co., Ltd.	2,000	40,197
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,509
Nippon Electric Glass Co., Ltd.	20,000	102,359
Nippon Express Co., Ltd.	34,000	154,676
Nippon Felt Co., Ltd.	700	2,780
Nippon Filcon Co., Ltd.	900	3,423
Nippon Fine Chemical Co., Ltd.	1,000	6,833
Nippon Flour Mills Co., Ltd.	8,000	65,751
Nippon Gas Co., Ltd.	1,100	24,835
Nippon Hume Corp.	1,000	5,180
Nippon Kanzai Co., Ltd.	800	12,653
Nippon Kasei Chemical Co., Ltd.	2,000	2,008
Nippon Kayaku Co., Ltd.	5,000	50,558
Nippon Kinzoku Co., Ltd.*	3,000	2,692
Nippon Koei Co., Ltd.	4,000	12,617
Nippon Koshuha Steel Co., Ltd.	5,000	3,376
Nippon Light Metal Holdings Co., Ltd.	29,000	47,670
Nippon Paint Holdings Co., Ltd.	8,200	181,931
Nippon Paper Industries Co., Ltd.	4,600	81,868
Nippon Parking Development Co., Ltd.	13,000	14,439
Nippon Pillar Packing Co., Ltd.	1,000	8,699
Nippon Piston Ring Co., Ltd.	400	5,228
Nippon Road Co., Ltd.	4,000	18,588
Nippon Seisen Co., Ltd.	1,000	3,936
Nippon Sharyo Ltd.*	4,000	9,845
Nippon Sheet Glass Co., Ltd.*	38,000	27,011
Nippon Shinyaku Co., Ltd.	3,000	117,286
Nippon Shokubai Co., Ltd.	1,600	81,461
Nippon Signal Co., Ltd.	2,800	23,162
Nippon Soda Co., Ltd.	7,000	35,266
Nippon Steel & Sumikin Bussan Corp.	7,400	24,657
Nippon Steel & Sumitomo Metal Corp.	41,054	788,651
Nippon Suisan Kaisha Ltd.	16,000	77,764
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	19,006
Nippon Systemware Co., Ltd.	400	3,312
Nippon Telegraph & Telephone Corp.	63,420	2,731,886
Nippon Television Holdings, Inc.	6,700	110,550
Nippon Thompson Co., Ltd.	4,000	14,288
Nippon Valqua Industries Ltd.	5,000	13,106
Nippon Yakin Kogyo Co., Ltd.*	6,500	7,566
Nippon Yusen KK	66,000	127,256
Nipro Corp.	4,800	45,592
Nishimatsu Construction Co., Ltd.	18,000	77,249
Nishimatsuya Chain Co., Ltd.	2,600	26,059
Nishi-Nippon City Bank Ltd.	37,000	65,423
Nissan Chemical Industries Ltd.	5,300	136,568
Nissan Motor Co., Ltd.	110,720	1,024,611
Nissan Shatai Co., Ltd.	4,000	40,268
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	2,470
Nissei Build Kogyo Co., Ltd.	4,000	13,683
Nissei Plastic Industrial Co., Ltd.	1,000	6,024
Nissen Holdings Co., Ltd.*	2,400	2,772
Nissha Printing Co., Ltd.	2,200	32,215
Nisshin Fudosan Co., Ltd.	1,400	4,665
Nisshin Oillio Group Ltd.	6,000	24,470
Nisshin Seifun Group, Inc.	12,705	201,957
Nisshin Steel Co., Ltd.	5,004	58,379

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshinbo Holdings, Inc.	8,000	$84,944
Nissin Corp.	4,000	10,947
Nissin Electric Co., Ltd.	2,000	21,822
Nissin Foods Holdings Co., Ltd.	4,300	202,115
Nissin Kogyo Co., Ltd.	2,100	28,287
Nissui Pharmaceutical Co., Ltd.	500	5,758
Nitori Holdings Co., Ltd.	3,700	338,949
Nitta Corp.	1,100	27,709
Nittetsu Mining Co., Ltd.	3,000	11,196
Nitto Boseki Co., Ltd.	10,000	32,254
Nitto Denko Corp.	7,620	423,638
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,208
Nitto Kogyo Corp.	1,800	28,693
Nitto Kohki Co., Ltd.	700	13,864
Nitto Seiko Co., Ltd.	1,000	2,488
Nitto Seimo Co., Ltd.	1,000	1,368
Nittoc Construction Co., Ltd.	750	2,699
NOF Corp.	11,000	77,995
Nohmi Bosai Ltd.	1,000	15,141
NOK Corp.	5,000	85,388
Nomura Co., Ltd.	2,000	29,020
Nomura Holdings, Inc.	143,400	640,774
Nomura Real Estate Holdings, Inc.	6,400	118,282
Nomura Research Institute Ltd.	4,730	159,285
Noritake Co., Ltd.	6,000	13,541
Noritsu Koki Co., Ltd.	1,100	6,793
Noritz Corp.	2,300	37,480
North Pacific Bank Ltd.	18,400	46,595
NS Solutions Corp.	2,000	39,255
NS United Kaiun Kaisha Ltd.	4,000	5,402
NSD Co., Ltd.	2,530	37,407
NSK Ltd.	18,000	164,734
NTN Corp.	23,000	73,366
NTT Data Corp.	5,900	296,193
NTT DoCoMo, Inc.	57,800	1,310,893
NTT Urban Development Corp.	6,200	60,653
Obara Group, Inc.	800	28,682
Obayashi Corp.	27,000	266,293
Obayashi Road Corp.	1,000	6,611
Obic Business Consultants Co., Ltd.	600	25,510
Obic Co., Ltd.	2,900	153,316
Odakyu Electric Railway Co., Ltd.	28,000	304,767
Oenon Holdings, Inc.	3,000	5,518
Ogaki Kyoritsu Bank Ltd.	16,000	48,336
Ohara, Inc.	400	1,866
Ohashi Technica, Inc.	600	6,333
Oie Sangyo Co., Ltd.	300	2,279
Oiles Corp.	1,560	23,328
Oita Bank Ltd.	7,000	21,831
Oizumi Corp.	400	1,724
Oji Holdings Corp.	45,000	180,728
Okabe Co., Ltd.	2,700	19,288
Okamoto Industries, Inc.	4,000	33,764
Okamura Corp.	4,000	38,207
Okasan Securities Group, Inc.	6,000	31,347
Okaya Electric Industries Co., Ltd.	600	1,983
Oki Electric Cable Co., Ltd.	1,000	1,955
Oki Electric Industry Co., Ltd.	36,000	50,860
Okinawa Electric Power Co., Inc.	1,050	28,269
OKK Corp.	4,000	3,874
Okuma Corp.	5,000	34,964
Okumura Corp.	13,000	68,728
Okura Industrial Co., Ltd.	3,000	7,784
Okuwa Co., Ltd.	1,000	8,930
Olympic Group Corp.	800	3,654
Olympus Corp.	13,100	509,241
Omron Corp.	49,200	1,464,481
Ono Pharmaceutical Co., Ltd.	17,500	740,926
ONO Sokki Co., Ltd.	500	3,256
Onoken Co., Ltd.	1,000	8,761
Onward Holdings Co., Ltd.	8,000	54,663
Optex Co., Ltd.	800	25,554
Oracle Corp. Japan	1,900	106,695
Organo Corp.	2,000	7,393
Orient Corp.*	16,500	32,840
Oriental Land Co., Ltd.	8,500	601,937
Origin Electric Co., Ltd.	1,000	2,479
Orix Corp.	65,600	935,811
Osaka Gas Co., Ltd.	97,000	372,676
Osaka Soda Co., Ltd.	5,000	18,259
Osaka Steel Co., Ltd.	800	13,093
Osaka Titanium Technologies Co., Ltd.	1,100	14,944
Osaki Electric Co., Ltd.	1,000	7,162
OSG Corp.	2,200	41,070
OSJB Holdings Corp.	450	1,036
Otsuka Corp.	2,700	142,503
Otsuka Holdings Co., Ltd.	18,300	664,715
Oyo Corp.	1,200	13,008
P.S. Mitsubishi Construction Co., Ltd.	800	2,858
Pacific Industrial Co., Ltd.	2,000	20,134
Pacific Metals Co., Ltd.	9,000	26,309
Pack Corp.	900	21,623
Pal Co., Ltd.	700	17,533
Paltac Corp.	1,050	18,594
PanaHome Corp.	4,000	30,032
Panasonic Corp.	91,385	839,188
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	5,322
Paramount Bed Holdings Co., Ltd.	900	32,907
Parco Co., Ltd.	500	4,234
Paris Miki Holdings, Inc.	1,500	6,158
Park24 Co., Ltd.	4,000	111,955
Pasco Corp.	1,000	3,910
Pasona Group, Inc.	1,000	7,339
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	5,566
Penta-Ocean Construction Co., Ltd.	17,000	71,145
Pia Corp.	300	5,451
Pigeon Corp.	4,800	125,262
Pilot Corp.	2,000	76,236
Piolax, Inc.	500	24,835
Pioneer Corp.*	17,600	46,602
Plenus Co., Ltd.	1,500	27,056
Pocket Card Co., Ltd.	1,100	5,307
Pola Orbis Holdings, Inc.	1,100	91,190
Poplar Co., Ltd.*	300	1,256
Press Kogyo Co., Ltd.	5,000	16,838
Prima Meat Packers Ltd.	7,000	17,726
Pronexus, Inc.	1,300	13,861
Raito Kogyo Co., Ltd.	2,900	26,798
Rakuten, Inc.	40,600	391,588
Rasa Corp.	500	2,559
Rasa Industries Ltd.*	4,000	3,910
Recruit Holdings Co., Ltd.	14,300	436,452
Relia, Inc.	1,600	14,799
Renaissance, Inc.	500	5,536
Renesas Electronics Corp.*	3,200	20,586
Rengo Co., Ltd.	10,000	50,469
Renown, Inc.*	2,500	2,532
Resona Holdings, Inc.	63,800	227,661
Resort Solution Co., Ltd.	1,000	2,754
Resorttrust, Inc.	3,800	85,390

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Rheon Automatic Machinery Co., Ltd.	1,000	$6,095
Rhythm Watch Co., Ltd.	6,000	8,050
Ricoh Co., Ltd.	26,000	264,747
Ricoh Leasing Co., Ltd.	800	23,777
Right On Co., Ltd.	900	14,858
Riken Corp.	4,000	13,079
Riken Keiki Co., Ltd.	1,000	9,099
Riken Technos Corp.	2,000	6,895
Ringer Hut Co., Ltd.	900	19,632
Rinnai Corp.	1,700	150,144
Riso Kagaku Corp.	1,800	27,765
Riso Kyoiku Co., Ltd.	1,300	3,974
Rock Field Co., Ltd.	600	18,259
Rohm Co., Ltd.	4,300	181,101
Rohto Pharmaceutical Co., Ltd.	5,000	91,075
Roland DG Corp.	500	9,765
Round One Corp.	3,300	18,619
Royal Holdings Co., Ltd.	1,800	36,353
Ryobi Ltd.	7,000	27,616
Ryoden Trading Co., Ltd.	1,000	5,864
Ryohin Keikaku Co., Ltd.	1,000	211,471
Ryosan Co., Ltd.	1,900	47,473
Ryoyo Electro Corp.	1,600	19,022
S Foods, Inc.	500	10,813
S.T. Corp.	600	5,939
Sagami Chain Co., Ltd.	1,000	10,973
Saibu Gas Co., Ltd.	13,000	30,032
Saizeriya Co., Ltd.	1,600	32,940
Sakai Chemical Industry Co., Ltd.	4,000	10,982
Sakai Heavy Industries Ltd.	2,000	3,252
Sakai Moving Service Co., Ltd.	400	12,102
Sakai Ovex Co., Ltd.	3,000	4,665
Sakata INX Corp.	2,000	21,787
Sakata Seed Corp.	2,000	50,806
Sakurada Co., Ltd.(b)*†	6,000	—
Sala Corp.	1,000	5,536
San Holdings, Inc.	200	2,467
San-A Co., Ltd.	800	37,816
San-Ai Oil Co., Ltd.	2,000	14,519
Sanden Holdings Corp.	7,000	20,028
Sangetsu Co., Ltd.	4,200	76,167
San-In Godo Bank Ltd.	7,000	43,289
Sanix, Inc.*	1,800	3,359
Sanken Electric Co., Ltd.	7,000	21,023
Sanki Engineering Co., Ltd.	3,000	24,017
Sanko Metal Industrial Co., Ltd.	1,000	2,781
Sankyo Co., Ltd.	2,200	81,905
Sankyo Seiko Co., Ltd.	2,000	6,788
Sankyo Tateyama, Inc.	1,700	22,038
Sankyu, Inc.	15,000	68,506
Sanoh Industrial Co., Ltd.	1,400	7,650
Sanrio Co., Ltd.	2,000	39,113
Sanritsu Corp.	300	1,338
Sanshin Electronics Co., Ltd.	1,500	11,849
Santen Pharmaceutical Co., Ltd.	17,800	267,763
Sanwa Holdings Corp.	12,000	89,244
Sanyo Chemical Industries Ltd.	3,000	21,138
Sanyo Housing Nagoya Co., Ltd.	1,000	8,796
Sanyo Industries Ltd.	1,000	1,351
Sanyo Shokai Ltd.	6,000	13,648
Sanyo Special Steel Co., Ltd.	6,000	27,402
Sapporo Holdings Ltd.	19,000	94,540
Sata Construction Co., Ltd.	800	3,057
Sato Holdings Corp.	1,200	25,547
Sato Shoji Corp.	1,000	5,722
Satori Electric Co., Ltd.	900	5,838
Sawai Pharmaceutical Co., Ltd.	1,800	112,755
Saxa Holdings, Inc.	3,000	5,704
SBI Holdings, Inc.	11,260	114,356
Screen Holdings Co., Ltd.	11,000	86,987
Scroll Corp.	1,700	6,646
SCSK Corp.	2,232	87,261
Secom Co., Ltd.	9,900	735,914
Sega Sammy Holdings, Inc.	8,900	97,031
Seibu Electric Industry Co., Ltd.	1,000	3,634
Seibu Holdings, Inc.	7,600	160,785
Seika Corp.	4,000	8,068
Seikagaku Corp.	2,400	36,146
Seikitokyu Kogyo Co., Ltd.	600	2,511
Seiko Epson Corp.	13,600	219,688
Seiko Holdings Corp.	6,000	23,777
Seino Holdings Co., Ltd.	9,000	97,001
Seiren Co., Ltd.	3,200	35,968
Sekisui Chemical Co., Ltd.	21,000	258,617
Sekisui House Ltd.	31,200	526,584
Sekisui Jushi Corp.	1,000	13,399
Sekisui Plastics Co., Ltd.	2,000	6,060
Senko Co., Ltd.	4,000	24,381
Senshu Ikeda Holdings, Inc.	6,880	24,758
Senshukai Co., Ltd.	2,200	14,074
Seven & i Holdings Co., Ltd.	31,000	1,319,934
Seven Bank Ltd.	26,000	110,889
Sharp Corp.*	67,000	76,796
Shibaura Mechatronics Corp.	2,000	4,034
Shibusawa Warehouse Co., Ltd.	3,000	7,704
Shibuya Corp.	700	8,216
Shiga Bank Ltd.	11,000	46,328
Shikibo Ltd.	7,000	6,904
Shikoku Bank Ltd.	8,000	15,425
Shikoku Chemicals Corp.	1,000	8,672
Shikoku Electric Power Co., Inc.	7,600	101,901
Shima Seiki Manufacturing Ltd.	1,600	26,670
Shimachu Co., Ltd.	2,300	54,912
Shimadzu Corp.	12,000	188,191
Shimamura Co., Ltd.	800	99,871
Shimano, Inc.	2,900	454,538
Shimizu Bank Ltd.	400	8,370
Shimizu Corp.	33,000	279,728
Shimojima Co., Ltd.	800	7,940
Shin Nippon Air Technologies Co., Ltd.	900	7,949
Shin Nippon Biomedical Laboratories Ltd.*	700	2,643
Shinagawa Refractories Co., Ltd.	3,000	5,358
Shindengen Electric Manufacturing Co., Ltd.	4,000	13,541
Shin-Etsu Chemical Co., Ltd.	11,300	584,755
Shin-Etsu Polymer Co., Ltd.	2,500	13,395
Shingakukai Co., Ltd.	600	3,129
Shinkawa Ltd.*	900	3,663
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,865
Shinko Electric Industries Co., Ltd.	3,100	17,436
Shinko Plantech Co., Ltd.	2,600	19,798
Shinko Shoji Co., Ltd.	1,100	10,605
Shinmaywa Industries Ltd.	5,000	35,452
Shinnihon Corp.	1,600	7,549
Shinsei Bank Ltd.	79,000	103,185
Shinsho Corp.	3,000	5,438
Shinwa Co., Ltd.	600	8,141
Shinyei Kaisha	1,000	915
Shionogi & Co., Ltd.	11,200	527,135
Ship Healthcare Holdings, Inc.	1,500	37,785

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Shiroki Corp.†	2,000	$5,687
Shiseido Co., Ltd.	17,400	388,367
Shizuoka Bank Ltd.	23,000	165,943
Shizuoka Gas Co., Ltd.	3,000	20,125
Sho-Bond Holdings Co., Ltd.	900	34,226
Shobunsha Publications, Inc.	700	3,819
Shochiku Co., Ltd.	4,000	37,709
Shoko Co., Ltd.*	4,000	2,737
Showa Corp.	2,600	22,686
Showa Denko KK	68,000	70,088
Showa Sangyo Co., Ltd.	5,000	20,703
Showa Shell Sekiyu KK	9,300	83,460
Shuei Yobiko Co., Ltd.	200	761
Siix Corp.	700	21,427
Sinanen Holdings Co., Ltd.	2,000	7,819
Sinfonia Technology Co., Ltd.	7,000	9,516
Sintokogio Ltd.	2,600	22,986
SK Japan Co., Ltd.	200	663
SKY Perfect JSAT Holdings, Inc.	9,000	52,379
Skylark Co., Ltd.	3,900	51,494
SMC Corp.	17,800	4,134,275
SMK Corp.	3,000	15,407
SNT Corp.	1,200	7,165
Soda Nikka Co., Ltd.	1,000	4,105
SoftBank Group Corp.	48,706	2,322,239
Softbank Technology Corp.	200	2,664
Softbrain Co., Ltd.*	2,000	2,843
Sogo Medical Co., Ltd.	400	13,577
Sohgo Security Services Co., Ltd.	4,700	254,743
Sojitz Corp.	63,300	129,924
Sompo Japan Nipponkoa Holdings, Inc.	20,150	570,778
Sony Corp.	60,700	1,560,310
Sony Financial Holdings, Inc.	7,300	93,273
Soshin Electric Co., Ltd.	600	1,418
Sotetsu Holdings, Inc.	15,000	91,963
SPK Corp.	200	3,579
Square Enix Holdings Co., Ltd.	4,000	108,046
SRA Holdings, Inc.	600	13,813
St. Marc Holdings Co., Ltd.	800	22,071
Stanley Electric Co., Ltd.	6,700	151,508
Star Micronics Co., Ltd.	2,300	25,791
Start Today Co., Ltd.	5,200	209,765
Starzen Co., Ltd.	400	11,178
Stella Chemifa Corp.	500	10,671
Studio Alice Co., Ltd.	500	10,929
Sugi Holdings Co., Ltd.	2,600	137,225
Sugimoto & Co., Ltd.	600	6,595
Sumco Corp.	8,000	50,327
Sumida Corp.	700	4,584
Suminoe Textile Co., Ltd.	3,000	8,717
Sumiseki Holdings, Inc.	3,800	3,275
Sumitomo Bakelite Co., Ltd.	12,000	47,021
Sumitomo Chemical Co., Ltd.	71,000	321,107
Sumitomo Corp.	50,580	502,677
Sumitomo Dainippon Pharma Co., Ltd.	7,000	80,608
Sumitomo Densetsu Co., Ltd.	900	11,651
Sumitomo Electric Industries Ltd.	36,900	448,852
Sumitomo Forestry Co., Ltd.	4,800	55,146
Sumitomo Heavy Industries Ltd.	29,000	119,819
Sumitomo Metal Mining Co., Ltd.	26,000	258,163
Sumitomo Mitsui Construction Co., Ltd.	36,000	32,307
Sumitomo Mitsui Financial Group, Inc.	62,550	1,896,313
Sumitomo Mitsui Trust Holdings, Inc.	204,410	598,636
Sumitomo Osaka Cement Co., Ltd.	20,000	78,546
Sumitomo Precision Products Co., Ltd.	2,000	6,042
Sumitomo Real Estate Sales Co., Ltd.	880	16,944
Sumitomo Realty & Development Co., Ltd.	22,000	643,902
Sumitomo Riko Co., Ltd.	2,000	17,433
Sumitomo Rubber Industries Ltd.	6,500	100,435
Sumitomo Seika Chemicals Co., Ltd.	2,000	9,880
Sumitomo Warehouse Co., Ltd.	9,000	45,822
Sun Frontier Fudousan Co., Ltd.	1,000	10,094
Sundrug Co., Ltd.	300	22,444
Suntory Beverage & Food Ltd.	7,000	315,341
Sun-Wa Technos Corp.	600	3,790
Suruga Bank Ltd.	10,000	175,752
Suzuden Corp.	300	2,799
Suzuken Co., Ltd.	3,190	108,417
Suzuki Motor Corp.	19,200	513,672
SWCC Showa Holdings Co., Ltd.*	15,000	8,397
Sysmex Corp.	7,400	462,890
Systena Corp.	1,000	17,007
T Hasegawa Co., Ltd.	1,600	24,239
T&D Holdings, Inc.	33,100	308,663
T.Rad Co., Ltd.	4,000	6,433
Tac Co., Ltd.	700	1,256
Tachibana Eletech Co., Ltd.	840	8,792
Tachi-S Co., Ltd.	1,600	23,344
Tadano Ltd.	5,000	46,426
Taihei Dengyo Kaisha Ltd.	1,000	8,334
Taiheiyo Cement Corp.	60,000	138,078
Taiheiyo Kouhatsu, Inc.	4,000	2,737
Taiho Kogyo Co., Ltd.	800	8,267
Taikisha Ltd.	2,100	50,641
Taiko Pharmaceutical Co., Ltd.	400	5,129
Taisei Corp.	52,000	343,756
Taisei Lamick Co., Ltd.	300	7,826
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	158,514
Taiyo Holdings Co., Ltd.	900	30,468
Taiyo Nippon Sanso Corp.	11,800	111,977
Taiyo Yuden Co., Ltd.	4,700	45,854
Takachiho Koheki Co., Ltd.	500	4,038
Takadakiko Co., Ltd.	1,000	1,786
Takamatsu Construction Group Co., Ltd.	1,000	21,556
Takano Co., Ltd.	400	2,182
Takaoka Toko Co., Ltd.	400	5,555
Taka-Q Co., Ltd.	500	835
Takara Holdings, Inc.	6,000	49,420
Takara Leben Co., Ltd.	4,400	26,038
Takara Printing Co., Ltd.	700	8,254
Takara Standard Co., Ltd.	5,000	45,448
Takasago International Corp.	800	17,870
Takasago Thermal Engineering Co., Ltd.	3,900	48,999
Takashima & Co., Ltd.	2,000	3,163
Takashimaya Co., Ltd.	13,000	108,694
Takata Corp.	1,900	7,394
Take And Give Needs Co., Ltd.	600	2,447
Takeda Pharmaceutical Co., Ltd.	35,600	1,624,609
Takihyo Co., Ltd.	1,000	4,087
Takiron Co., Ltd.	3,000	14,874
Takuma Co., Ltd.	4,000	35,790
Tamron Co., Ltd.	1,200	19,672
Tamura Corp.	3,000	7,970
Tanaka Co., Ltd.	300	1,711
Tanseisha Co., Ltd.	1,950	14,797

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tasaki & Co., Ltd.	200	$3,147
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	6,326
Taya Co., Ltd.*	200	1,219
Tayca Corp.	2,000	9,401
TBK Co., Ltd.	1,000	3,563
TDC Software Engineering, Inc.	400	2,360
TDK Corp.	5,900	327,647
Teac Corp.*	6,000	2,239
TechnoPro Holdings, Inc.	1,500	44,516
Teijin Ltd.	37,000	128,873
Teikoku Electric Manufacturing Co., Ltd.	800	5,473
Teikoku Sen-I Co., Ltd.	1,000	13,657
Teikoku Tsushin Kogyo Co., Ltd.	2,000	2,932
Tekken Corp.	8,000	19,263
Temp Holdings Co., Ltd.	5,100	73,954
Ten Allied Co., Ltd.*	800	2,559
Tenma Corp.	1,100	18,013
Terumo Corp.	14,200	509,103
T-Gaia Corp.	2,000	23,155
THK Co., Ltd.	5,300	97,764
Tigers Polymer Corp.	600	3,209
Titan Kogyo Ltd.	1,000	1,644
TKC Corp.	900	24,430
TOA Corp. (Osaka Securities Exchange)	1,000	9,516
TOA Corp. (Tokyo Stock Exchange)	11,000	25,998
TOA Road Corp.	2,000	6,664
Toabo Corp.	400	1,820
Toagosei Co., Ltd.	6,500	54,116
Tobishima Corp.	8,000	13,221
Tobu Railway Co., Ltd.	47,000	234,280
Tobu Store Co., Ltd.	1,000	2,586
TOC Co., Ltd.	4,700	39,757
Tocalo Co., Ltd.	600	10,790
Tochigi Bank Ltd.	6,000	22,818
Toda Corp.	14,000	67,671
Toda Kogyo Corp.	1,000	2,826
Toei Co., Ltd.	5,000	44,516
Toenec Corp.	1,000	6,166
Toho Bank Ltd.	10,000	32,076
Toho Co., Ltd. (Frankfurt Stock Exchange)	400	8,729
Toho Co., Ltd. (Tokyo Stock Exchange)	5,400	142,071
Toho Gas Co., Ltd.	21,000	149,087
Toho Holdings Co., Ltd.	3,700	79,165
Toho Titanium Co., Ltd.	2,100	15,133
Toho Zinc Co., Ltd.	7,000	17,726
Tohoku Bank Ltd.	6,000	7,357
Tohoku Electric Power Co., Inc.	24,000	309,636
Tohto Suisan Co., Ltd.	2,000	3,110
Tokai Carbon Co., Ltd.	12,000	28,469
Tokai Holdings Corp.	2,000	10,414
Tokai Rika Co., Ltd.	2,900	54,576
Tokai Senko KK	1,000	1,208
Tokai Tokyo Financial Holdings, Inc.	9,600	52,630
Token Corp.	520	42,507
Tokio Marine Holdings, Inc.	190,800	6,442,223
Toko, Inc.	5,000	16,171
Tokushu Tokai Paper Co., Ltd.	8,000	25,874
Tokuyama Corp.	11,000	17,007
Tokyo Broadcasting System Holdings, Inc.	3,700	57,335
Tokyo Dome Corp.	9,000	40,784
Tokyo Electric Power Co., Inc.*	79,000	434,502
Tokyo Electron Ltd.	8,300	541,017
Tokyo Energy & Systems, Inc.	1,000	8,086
Tokyo Gas Co., Ltd.	68,000	317,025
Tokyo Individualized Educational Institute, Inc.	900	5,422
Tokyo Keiki, Inc.	4,000	5,793
Tokyo Kikai Seisakusho Ltd.*	3,000	1,120
Tokyo Ohka Kogyo Co., Ltd.	2,300	57,549
Tokyo Rakutenchi Co., Ltd.	2,000	8,459
Tokyo Rope Manufacturing Co., Ltd.	8,000	11,586
Tokyo Sangyo Co., Ltd.	1,000	3,679
Tokyo Seimitsu Co., Ltd.	2,300	45,103
Tokyo Steel Manufacturing Co., Ltd.	7,100	42,268
Tokyo Tatemono Co., Ltd.	11,091	138,163
Tokyo Tekko Co., Ltd.	2,000	6,735
Tokyo Theatres Co., Inc.	4,000	4,301
Tokyo TY Financial Group, Inc.	1,451	33,714
Tokyotokeiba Co., Ltd.	8,000	16,065
Tokyu Construction Co., Ltd.	4,940	40,382
Tokyu Corp.	53,000	444,080
Tokyu Fudosan Holdings Corp.	22,174	150,526
Toli Corp.	3,000	7,650
Tomato Bank Ltd.	4,000	5,189
Tomen Devices Corp.	100	1,565
Tomoe Corp.	1,800	5,710
Tomoe Engineering Co., Ltd.	400	5,292
Tomoegawa Co., Ltd.	2,000	3,465
Tomoku Co., Ltd.	4,000	9,845
Tomony Holdings, Inc.	9,400	27,813
Tomy Co., Ltd.	3,700	27,024
Tonami Holdings Co., Ltd.	2,000	5,225
TonenGeneral Sekiyu KK	12,000	108,543
Top Culture Co., Ltd.	400	1,702
Topcon Corp.	2,800	36,920
Toppan Forms Co., Ltd.	2,600	28,947
Toppan Printing Co., Ltd.	27,000	226,469
Topre Corp.	2,500	46,581
Topy Industries Ltd.	10,000	19,725
Toray Industries, Inc.	54,000	460,232
Torigoe Co., Ltd.	1,200	7,037
Torii Pharmaceutical Co., Ltd.	800	18,396
Torishima Pump Manufacturing Co., Ltd.	1,500	13,355
Tose Co., Ltd.	300	1,879
Toshiba Corp.*	197,000	383,340
Toshiba Machine Co., Ltd.	7,000	21,520
Toshiba Plant Systems & Services Corp.	2,000	24,506
Toshiba TEC Corp.*	7,000	27,491
Tosho Printing Co., Ltd.	1,000	4,869
Tosoh Corp.	26,000	109,272
Totetsu Kogyo Co., Ltd.	1,000	30,743
Toto Ltd.	6,500	202,719
Totoku Electric Co., Ltd.	100	790
Tottori Bank Ltd.	3,000	4,505
Toukei Computer Co., Ltd.	200	3,531
Tow Co., Ltd.	600	3,737
Towa Bank Ltd.	13,000	10,049
Towa Corp.	1,200	7,624
Towa Pharmaceutical Co., Ltd.	600	24,603
Toyo Construction Co., Ltd.	3,600	15,706
Toyo Corp.	1,600	16,420
Toyo Denki Seizo KK	2,000	7,019
Toyo Engineering Corp.	8,000	20,827
Toyo Ink SC Holdings Co., Ltd.	11,000	44,080
Toyo Kanetsu KK	6,000	13,115
Toyo Kohan Co., Ltd.	3,000	9,010

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Logistics Co., Ltd.	1,000	$2,044
Toyo Machinery & Metal Co., Ltd.	1,000	3,003
Toyo Securities Co., Ltd.	4,000	9,987
Toyo Seikan Group Holdings Ltd.	7,600	142,350
Toyo Shutter Co., Ltd.	200	1,000
Toyo Sugar Refining Co., Ltd.	2,000	1,813
Toyo Suisan Kaisha Ltd.	5,000	179,484
Toyo Tanso Co., Ltd.	700	8,720
Toyo Tire & Rubber Co., Ltd.	5,000	74,637
Toyo Wharf & Warehouse Co., Ltd.	3,000	3,972
Toyobo Co., Ltd.	40,000	60,065
Toyoda Gosei Co., Ltd.	2,400	46,317
Toyota Boshoku Corp.	1,800	29,332
Toyota Industries Corp.	8,400	377,662
Toyota Motor Corp.	106,340	5,623,845
Toyota Tsusho Corp.	9,300	210,137
TPR Co., Ltd.	1,500	39,371
Transcosmos, Inc.	1,600	41,569
Trend Micro, Inc.	4,900	179,377
Trusco Nakayama Corp.	1,500	59,576
TS Tech Co., Ltd.	2,300	53,829
TSI Holdings Co., Ltd.	4,825	32,154
Tsubakimoto Chain Co.	6,000	37,158
Tsubakimoto Kogyo Co., Ltd.	1,000	2,657
Tsudakoma Corp.*	3,000	2,852
Tsugami Corp.	3,000	10,902
Tsukamoto Corp. Co., Ltd.	2,000	1,955
Tsukishima Kikai Co., Ltd.	2,000	17,149
Tsukuba Bank Ltd.	5,400	14,442
Tsumura & Co.	2,700	64,822
Tsuruha Holdings, Inc.	1,700	167,213
Tsutsumi Jewelry Co., Ltd.	500	10,587
TV Asahi Holdings Corp.	3,000	53,818
Tv Tokyo Holdings Corp.	500	9,121
TYK Corp.	1,000	1,555
UACJ Corp.	12,266	24,849
Ube Industries Ltd.	45,000	79,568
Uchida Yoko Co., Ltd.	2,000	7,855
Ueki Corp.	1,000	2,053
UKC Holdings Corp.	700	13,889
Ulvac, Inc.	2,200	72,033
Unicafe, Inc.	300	2,455
Unicharm Corp.	19,800	430,852
Uniden Holdings Corp.	3,000	3,385
Union Tool Co.	800	21,026
Unipres Corp.	1,600	27,879
United Arrows Ltd.	1,100	45,497
United Super Markets Holdings, Inc.	3,520	33,466
Unitika Ltd.*	29,000	13,914
UNY Group Holdings Co., Ltd.	7,900	55,664
U-Shin Ltd.	1,400	8,994
Ushio, Inc.	6,300	83,743
USS Co., Ltd.	9,100	145,380
Utoc Corp.	900	2,663
Valor Holdings Co., Ltd.	2,400	60,541
Vital KSK Holdings, Inc.	2,300	18,147
Wacoal Holdings Corp.	6,000	71,598
Wacom Co., Ltd.	8,000	33,906
Wakachiku Construction Co., Ltd.	7,000	7,899
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,301
Warabeya Nichiyo Co., Ltd.	700	15,419
Watabe Wedding Corp.*	300	1,178
Watami Co., Ltd.	1,400	12,439
Weathernews, Inc.	300	10,076
Welcia Holdings Co., Ltd.	1,000	57,577
West Japan Railway Co.	8,600	531,000
Wood One Co., Ltd.	2,000	4,443
Xebio Holdings Co., Ltd.	1,400	22,341
Y.A.C. Co., Ltd.	500	3,838
Yahagi Construction Co., Ltd.	1,700	11,933
Yahoo! Japan Corp.	63,900	271,963
Yaizu Suisankagaku Industry Co., Ltd.	600	5,422
Yakult Honsha Co., Ltd.	6,200	274,619
Yamabiko Corp.	2,000	13,914
Yamada Denki Co., Ltd.	36,800	173,954
Yamada SxL Home Co., Ltd.*	6,000	4,532
Yamagata Bank Ltd.	7,000	26,558
Yamaguchi Financial Group, Inc.	8,000	72,718
Yamaha Corp.	7,600	228,922
Yamaha Motor Co., Ltd.	14,200	236,194
Yamaichi Electronics Co., Ltd.	1,200	6,248
Yamanashi Chuo Bank Ltd.	7,000	25,688
Yamashita Medical Instruments Co., Ltd.	100	1,620
Yamatane Corp.	6,000	8,263
Yamato Corp.	1,000	4,087
Yamato Holdings Co., Ltd.	16,500	329,428
Yamato International, Inc.	700	2,401
Yamato Kogyo Co., Ltd.	2,800	60,779
Yamaura Corp.	500	2,119
Yamaya Corp.	110	1,934
Yamazaki Baking Co., Ltd.	6,000	126,403
Yamazawa Co., Ltd.	300	4,492
Yamazen Corp.	4,700	35,706
Yaoko Co., Ltd.	1,000	44,205
Yaskawa Electric Corp.	9,000	103,878
Yasuda Logistics Corp.	1,000	6,513
Yellow Hat Ltd.	1,100	22,118
Yodogawa Steel Works Ltd.	1,800	38,209
Yokogawa Bridge Holdings Corp.	2,000	21,503
Yokogawa Electric Corp.	11,200	115,737
Yokohama Reito Co., Ltd.	2,600	24,627
Yokohama Rubber Co., Ltd.	5,000	82,234
Yokowo Co., Ltd.	1,000	4,594
Yomeishu Seizo Co., Ltd.	500	8,783
Yomiuri Land Co., Ltd.	2,000	10,254
Yondenko Corp.	1,000	3,412
Yondoshi Holdings, Inc.	900	22,231
Yonekyu Corp.†	1,000	24,070
Yorozu Corp.	700	14,679
Yoshinoya Holdings Co., Ltd.	3,000	36,705
Yuasa Trading Co., Ltd.	1,200	28,202
Yuken Kogyo Co., Ltd.	2,000	3,323
Yurtec Corp.	2,000	16,704
Yusen Logistics Co., Ltd.	900	10,468
Yushin Precision Equipment Co., Ltd.	600	10,801
Yushiro Chemical Industry Co., Ltd.	600	7,016
Zappallas, Inc.	1,000	3,527
Zenkoku Hosho Co., Ltd.	2,400	81,461
Zenrin Co., Ltd.	1,700	34,153
Zensho Holdings Co., Ltd.	4,600	55,096
Zeon Corp.	7,000	45,280
Zeria Pharmaceutical Co., Ltd.	1,100	14,280
Zuken, Inc.	800	8,430

		173,554,966

Macau (0.0%)
MGM China Holdings Ltd.	80,000	122,310

Malaysia (0.2%)
Genting Bhd	642,100	1,612,862

Mexico (0.0%)
Fresnillo plc	12,042	164,738

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Netherlands (3.4%)
ASML Holding N.V.	45,650	$4,637,661
Heineken N.V.	82,273	7,456,709
ING Groep N.V. (CVA)	431,174	5,215,428
Koninklijke Philips N.V.	107,839	3,072,045
Royal Dutch Shell plc, Class A	259,116	6,267,096
Royal Dutch Shell plc, Class B	265,675	6,486,787

		33,135,726

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	79,467
SKY Network Television Ltd.	9,950	34,399
Skycity Entertainment Group Ltd.	11,465	39,812
Spark New Zealand Ltd.	15,442	38,944
Trade Me Group Ltd.	13,185	40,327

		232,949

South Africa (0.1%)
Mondi plc	24,806	475,985

Spain (3.1%)
Banco Bilbao Vizcaya Argentaria S.A.	1,457,128	9,686,421
Banco Santander S.A.	1,607,564	7,086,503
Iberdrola S.A.	619,146	4,129,228
Industria de Diseno Textil S.A.	113,277	3,810,866
Telefonica S.A.	474,871	5,323,585

		30,036,603

Sweden (1.2%)
Atlas Copco AB, Class A	243,447	6,126,471
Investor AB, Class B	122,267	4,328,462
Sandvik AB	117,424	1,214,993

		11,669,926

Switzerland (5.1%)
Cie Financiere Richemont S.A. (Registered)	76,071	5,027,624
Coca-Cola HBC AG*	14,772	314,001
Glencore plc*	1,509,309	3,409,863
LafargeHolcim Ltd. (Registered)*	67,981	3,197,734
Nestle S.A. (Registered)	90,404	6,755,267
Novartis AG (Registered)	109,756	7,955,897
Roche Holding AG	39,788	9,794,415
Swatch Group AG	10,111	3,502,651
Syngenta AG (Registered)	7,080	2,945,245
UBS Group AG (Registered)	358,760	5,779,411
Wolseley plc	17,072	965,829

		49,647,937

United Kingdom (16.8%)
3i Group plc	63,063	413,381
Admiral Group plc	12,783	364,071
Anglo American plc	86,465	685,627
ARM Holdings plc	93,176	1,356,976
Ashtead Group plc	34,116	423,352
Associated British Foods plc	23,140	1,113,034
AstraZeneca plc	84,310	4,725,546
Aviva plc	264,335	1,731,589
Babcock International Group plc	33,507	456,941
BAE Systems plc	207,523	1,517,099
Barclays plc	1,098,340	2,366,236
Barratt Developments plc	71,420	574,944
BP plc	1,212,964	6,100,031
British American Tobacco plc	124,297	7,301,532
British Land Co. plc (REIT)	66,861	672,684
BT Group plc	556,506	3,520,836
Bunzl plc	21,022	610,801
Burberry Group plc	29,041	569,343
Capita plc	43,846	656,187
Centrica plc	334,294	1,093,255
Compass Group plc	110,284	1,945,095
CYBG plc (CDI)*	42,653	128,821
Diageo plc	443,686	11,989,746
Direct Line Insurance Group plc	89,880	477,892
Dixons Carphone plc	65,223	399,343
easyJet plc	16,309	355,808
GKN plc	106,406	441,360
GlaxoSmithKline plc	325,047	6,591,904
Hammerson plc (REIT)	51,731	429,818
Hargreaves Lansdown plc	15,090	291,285
Henderson Group plc (CDI)	46,926	175,899
HSBC Holdings plc	1,274,137	7,940,280
Imperial Brands plc	64,139	3,558,582
Indivior plc	347,124	813,146
InterContinental Hotels Group plc	16,492	680,043
International Consolidated Airlines Group S.A.	121,144	963,052
Intertek Group plc	10,830	492,614
Intu Properties plc (REIT)	61,746	277,577
ITV plc	247,389	857,014
J Sainsbury plc	94,446	374,796
Johnson Matthey plc	12,801	504,496
Kingfisher plc	156,757	848,111
Land Securities Group plc (REIT)	52,301	827,042
Legal & General Group plc	393,670	1,329,841
Liberty Global plc*	27,265	1,049,702
Liberty Global plc (Nasdaq Stock Exchange)*	33,757	1,267,913
Lloyds Banking Group plc	10,123,087	9,889,621
London Stock Exchange Group plc	20,340	823,816
Marks & Spencer Group plc	108,582	633,473
Merlin Entertainments plc§	44,702	297,582
National Grid plc	253,011	3,587,357
Next plc	11,462	888,964
Old Mutual plc	332,698	922,704
Pearson plc	54,130	680,262
Persimmon plc	20,795	622,723
Prudential plc	169,839	3,173,546
Randgold Resources Ltd.	6,467	591,660
Reckitt Benckiser Group plc	101,477	9,808,729
RELX plc	75,182	1,397,263
Rio Tinto Ltd.	28,280	925,435
Rio Tinto plc	82,844	2,326,746
Rolls-Royce Holdings plc*	766,800	7,510,978
Royal Bank of Scotland Group plc*	148,548	475,135
Royal Mail plc	40,340	278,510
RSA Insurance Group plc	68,900	470,741
SABMiller plc	63,018	3,852,089
Sage Group plc	71,377	644,821
Schroders plc	7,268	280,069
Severn Trent plc	17,177	536,089
Sky plc	69,560	1,023,033
Smith & Nephew plc	59,743	985,051
SSE plc	66,142	1,417,347
St. James’s Place plc	34,729	458,143
Standard Chartered plc	846,379	5,744,374
Standard Life plc	128,830	658,899
Taylor Wimpey plc	214,642	586,656
Tesco plc*	536,816	1,478,782
Travis Perkins plc	15,674	411,290
Unilever N.V. (CVA)	170,071	7,621,934
Unilever plc	80,152	3,629,105
United Utilities Group plc	46,175	612,123
Vodafone Group plc	1,770,948	5,626,275
Whitbread plc	11,968	680,686
WPP plc	88,328	2,064,030

		164,880,686

United States (3.1%)
Carnival plc	12,177	656,195
Freeport-McMoRan, Inc.	193,257	1,998,277

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Las Vegas Sands Corp.	223,040	$11,526,707
News Corp. (CDI), Class B	2,956	39,359
ResMed, Inc. (CDI)	45,600	259,713
Schlumberger Ltd.	103,395	7,625,381
Sims Metal Management Ltd.	10,232	67,767
Wynn Resorts Ltd.	88,999	8,315,177

		30,488,576

Total Common Stocks (90.7%) (Cost $910,801,045)		887,984,714

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Qube Holdings Ltd., expiring 4/4/16* (Cost $—)	7,236	1,720

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,511,067	1,511,067

Total Short-Term Investment (0.2%) (Cost $1,511,067)		1,511,067

Total Investments (90.9%) (Cost $912,312,112)		889,497,501
Other Assets Less Liabilities (9.1%)		89,220,569

Net Assets (100%)		$978,718,070

*	Non-income producing.

†	Securities (totaling $622,311 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $297,582 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$125,754,273	12.9%
Consumer Staples	129,654,110	13.2
Energy	46,592,884	4.8
Financials	193,084,341	19.7
Health Care	110,837,027	11.3
Industrials	109,027,467	11.1
Information Technology	47,687,407	4.9
Investment Company	1,511,067	0.2
Materials	61,689,923	6.3
Telecommunication Services	39,474,807	4.0
Utilities	24,184,195	2.5
Cash and Other	89,220,569	9.1

		100.0%

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$6,284,278	$—	$—	$5,411,817	$—	$—

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	1,039	June-16	$35,345,441	$34,652,570	$(692,871)
FTSE 100 Index	247	June-16	21,625,310	21,686,096	60,786
SPI 200 Index	90	June-16	8,776,231	8,737,520	(38,711)
TOPIX Index	177	June-16	20,974,065	21,192,190	218,125

					$(452,671)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	1,388	$1,060,586	$1,034,979	$25,607
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	1,799	2,584,791	2,559,973	24,818
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Deutsche Bank AG	397	453,131	448,871	4,260
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	3,640	4,151,457	4,005,381	146,076
Japanese Yen vs. U.S. Dollar, expiring 4/5/16	JPMorgan Chase Bank	4,571	40,621	40,648	(27)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	257,877	2,296,401	2,295,343	1,058

					$201,792

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 4/5/16	JPMorgan Chase Bank	211	$240,621	$240,431	$190
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Deutsche Bank AG	311	347,873	354,343	(6,470)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	364	404,181	415,192	(11,011)

					$(17,291)

					$184,501

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,159,499	$103,589,087	$5,687	$125,754,273
Consumer Staples	687,316	128,896,885	69,909	129,654,110
Energy	7,625,381	38,967,503	—	46,592,884
Financials	3,646,920	189,150,336	287,085	193,084,341
Health Care	—	110,837,027	—	110,837,027
Industrials	—	109,021,802	3,945	109,025,747
Information Technology	6,885,647	40,801,760	—	47,687,407
Materials	5,547,389	56,105,943	36,591	61,689,923
Telecommunication Services	—	39,474,807	—	39,474,807
Utilities	—	23,965,101	219,094	24,184,195
Forward Currency Contracts	—	202,009	—	202,009
Futures	278,911	—	—	278,911
Rights
Industrials	—	1,720	—	1,720
Short-Term Investments	1,511,067	—	—	1,511,067

Total Assets	$48,342,130	$841,013,980	$622,311	$889,978,421

Liabilities:
Forward Currency Contracts	$—	$(17,508)	$—	$(17,508)
Futures	(731,582)	—	—	(731,582)

Total Liabilities	$(731,582)	$(17,508)	$—	$(749,090)

Total	$47,610,548	$840,996,472	$622,311	$889,229,331

(a)	A security with a market value of $2,355,240 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	Securities with a market value of $622,312 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,661,142
Aggregate gross unrealized depreciation	(164,086,744)

Net unrealized depreciation	$(27,425,602)

Federal income tax cost of investments	$916,923,103

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.2%)
BorgWarner, Inc.	16,361	$628,262
Delphi Automotive plc	20,562	1,542,561
Goodyear Tire & Rubber Co.	19,438	641,065
Johnson Controls, Inc.	47,548	1,852,946

		4,664,834

Automobiles (0.3%)
Ford Motor Co.	288,105	3,889,418
General Motors Co.	103,961	3,267,494
Harley-Davidson, Inc.	13,425	689,105

		7,846,017

Distributors (0.1%)
Genuine Parts Co.	11,139	1,106,771
Pool Corp.	16,108	1,413,316

		2,520,087

Diversified Consumer Services (0.4%)
Grand Canyon Education, Inc.*	165,540	7,075,180
H&R Block, Inc.	17,958	474,450
Nord Anglia Education, Inc.*	96,962	2,025,536

		9,575,166

Hotels, Restaurants & Leisure (1.9%)
Aramark	191,513	6,342,911
Carnival Corp.	33,238	1,753,969
Chipotle Mexican Grill, Inc.*	2,219	1,045,082
Darden Restaurants, Inc.	8,715	577,804
Marriott International, Inc., Class A	14,098	1,003,496
McDonald’s Corp.	66,563	8,365,638
Norwegian Cruise Line Holdings Ltd.*	54,300	3,002,247
Panera Bread Co., Class A*	14,100	2,888,103
Royal Caribbean Cruises Ltd.	12,374	1,016,524
Starbucks Corp.	212,385	12,679,385
Starwood Hotels & Resorts Worldwide, Inc.	12,454	1,039,037
Wyndham Worldwide Corp.	8,484	648,432
Wynn Resorts Ltd.	25,464	2,379,102
Yum! Brands, Inc.	56,005	4,584,009

		47,325,739

Household Durables (0.9%)
D.R. Horton, Inc.	24,528	741,481
Garmin Ltd.	8,281	330,909
Harman International Industries, Inc.	5,113	455,261
Leggett & Platt, Inc.	9,850	476,740
Lennar Corp., Class A	49,902	2,413,261
Mohawk Industries, Inc.*	4,657	889,021
Newell Rubbermaid, Inc.	145,251	6,433,167
PulteGroup, Inc.	22,967	429,713
TRI Pointe Group, Inc.*	486,888	5,735,541
Whirlpool Corp.	30,611	5,520,388

		23,425,482

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	32,132	19,074,841
Expedia, Inc.	8,831	952,158
Netflix, Inc.*	31,641	3,234,659
Priceline Group, Inc.*	15,305	19,727,533
TripAdvisor, Inc.*	8,411	559,332

		43,548,523

Leisure Products (0.1%)
Hasbro, Inc.	8,404	673,160
Mattel, Inc.	24,672	829,473

		1,502,633

Media (2.7%)
Cablevision Systems Corp. - New York Group, Class A	16,670	550,110
CBS Corp. (Non-Voting), Class B	31,051	1,710,600
Charter Communications, Inc., Class A*	63,893	12,933,860
Comcast Corp., Class A	219,598	13,413,046
Discovery Communications, Inc., Class A*	10,419	298,296
Discovery Communications, Inc., Class C*	18,290	493,830
DreamWorks Animation SKG, Inc., Class A*	35,360	882,232
Gannett Co., Inc.	117,322	1,776,255
Interpublic Group of Cos., Inc.	29,722	682,120
News Corp., Class A	26,729	341,329
News Corp., Class B	8,455	112,029
Omnicom Group, Inc.	17,572	1,462,517
Scripps Networks Interactive, Inc., Class A	45,757	2,997,083
Sirius XM Holdings, Inc.*	755,865	2,985,667
TEGNA, Inc.	108,435	2,543,885
Time Warner Cable, Inc.	20,924	4,281,469
Time Warner, Inc.	58,287	4,228,722
Twenty-First Century Fox, Inc., Class A	84,967	2,368,880
Twenty-First Century Fox, Inc., Class B	29,891	842,926
Viacom, Inc., Class B	25,639	1,058,378
Walt Disney Co.	110,758	10,999,377

		66,962,611

Multiline Retail (0.4%)
Dollar General Corp.	21,359	1,828,330
Dollar Tree, Inc.*	17,495	1,442,638
Kohl’s Corp.	14,266	664,938
Macy’s, Inc.	23,118	1,019,273
Nordstrom, Inc.	9,629	550,875
Target Corp.	44,422	3,655,042

		9,161,096

Specialty Retail (1.7%)
Advance Auto Parts, Inc.	5,360	859,422
AutoNation, Inc.*	5,431	253,519
AutoZone, Inc.*	5,726	4,561,847
Bed Bath & Beyond, Inc.*	12,157	603,474
Best Buy Co., Inc.	20,755	673,292
CarMax, Inc.*	14,411	736,402
GameStop Corp., Class A	8,177	259,456
Gap, Inc.	16,578	487,393
Home Depot, Inc.	93,553	12,482,777
L Brands, Inc.	18,699	1,641,959
Lowe’s Cos., Inc.	67,537	5,115,928
Office Depot, Inc.*	413,800	2,937,980
O’Reilly Automotive, Inc.*	7,146	1,955,574
Ross Stores, Inc.	29,975	1,735,553
Signet Jewelers Ltd.	5,976	741,203
Staples, Inc.	294,688	3,250,409
Tiffany & Co.	8,049	590,636
TJX Cos., Inc.	49,494	3,877,855
Tractor Supply Co.	9,929	898,177
Urban Outfitters, Inc.*	6,432	212,835

		43,875,691

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	20,761	832,309
Hanesbrands, Inc.	28,530	808,540
Michael Kors Holdings Ltd.*	13,261	755,347

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	145,109	$8,919,850
PVH Corp.	6,004	594,756
Ralph Lauren Corp.	4,159	400,345
Under Armour, Inc., Class A*	13,295	1,127,815
VF Corp.	24,844	1,608,897

		15,047,859

Total Consumer Discretionary		275,455,738

Consumer Staples (8.1%)
Beverages (1.6%)
Anheuser-Busch InBev S.A./N.V. (ADR)	56,025	6,984,077
Brown-Forman Corp., Class B	7,326	721,391
Coca-Cola Co.	287,342	13,329,795
Coca-Cola Enterprises, Inc.	15,326	777,641
Constellation Brands, Inc., Class A	12,983	1,961,602
Dr. Pepper Snapple Group, Inc.	13,792	1,233,281
Molson Coors Brewing Co., Class B	13,571	1,305,259
Monster Beverage Corp.*	10,993	1,466,246
PepsiCo, Inc.	106,694	10,934,001

		38,713,293

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	32,436	5,111,265
CVS Health Corp.	81,033	8,405,553
Kroger Co.	72,143	2,759,470
Sysco Corp.	38,542	1,801,068
Walgreens Boots Alliance, Inc.	210,624	17,742,966
Wal-Mart Stores, Inc.	277,693	19,019,193
Whole Foods Market, Inc.	179,021	5,569,343

		60,408,858

Food Products (1.7%)
Archer-Daniels-Midland Co.	43,645	1,584,750
Campbell Soup Co.	13,185	841,071
ConAgra Foods, Inc.	32,137	1,433,953
General Mills, Inc.	43,878	2,779,671
Hershey Co.	10,743	989,323
Hormel Foods Corp.	19,780	855,287
J.M. Smucker Co.	8,847	1,148,695
Kellogg Co.	18,613	1,424,825
Kraft Heinz Co.	105,627	8,298,057
McCormick & Co., Inc. (Non-Voting)	8,477	843,292
Mead Johnson Nutrition Co.	67,833	5,763,770
Mondelez International, Inc., Class A	362,949	14,561,514
Tyson Foods, Inc., Class A	21,704	1,446,789

		41,970,997

Household Products (1.2%)
Church & Dwight Co., Inc.	9,626	887,325
Clorox Co.	9,477	1,194,670
Colgate-Palmolive Co.	65,846	4,652,020
Kimberly-Clark Corp.	26,649	3,584,557
Procter & Gamble Co.	252,810	20,808,791

		31,127,363

Personal Products (0.1%)
Avon Products, Inc.	98,233	472,501
Estee Lauder Cos., Inc., Class A	16,340	1,541,025

		2,013,526

Tobacco (1.1%)
Altria Group, Inc.	144,603	9,060,824
Philip Morris International, Inc.	164,604	16,149,298
Reynolds American, Inc.	60,850	3,061,364

		28,271,486

Total Consumer Staples		202,505,523

Energy (5.0%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	32,217	1,412,071
Cameron International Corp.*	14,031	940,779
Diamond Offshore Drilling, Inc.	4,715	102,457
Ensco plc, Class A	38,716	401,485
FMC Technologies, Inc.*	17,033	466,023
Halliburton Co.	119,765	4,278,006
Helmerich & Payne, Inc.	8,061	473,342
National Oilwell Varco, Inc.	27,429	853,042
Schlumberger Ltd.	121,011	8,924,561
Transocean Ltd.	26,185	239,331
Weatherford International plc*	512,122	3,984,309

		22,075,406

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.	70,669	3,291,055
Apache Corp.	27,939	1,363,703
Cabot Oil & Gas Corp.	33,581	762,624
California Resources Corp.	22	23
Cenovus Energy, Inc.	90,751	1,179,763
Chesapeake Energy Corp.	39,344	162,097
Chevron Corp.	209,109	19,948,999
Cimarex Energy Co.	7,095	690,131
Columbia Pipeline Group, Inc.	104,460	2,621,946
Concho Resources, Inc.*	9,567	966,650
ConocoPhillips Co.	116,890	4,707,160
Devon Energy Corp.	37,799	1,037,204
Enbridge, Inc.	39,900	1,552,509
EOG Resources, Inc.	129,509	9,399,763
EQT Corp.	11,678	785,462
Exxon Mobil Corp.	306,404	25,612,310
Hess Corp.	19,398	1,021,305
Kinder Morgan, Inc.	228,533	4,081,599
Marathon Oil Corp.	61,869	689,221
Marathon Petroleum Corp.	184,844	6,872,500
Murphy Oil Corp.	12,261	308,855
Newfield Exploration Co.*	14,435	479,964
Noble Energy, Inc.	70,299	2,208,092
Occidental Petroleum Corp.	56,449	3,862,805
ONEOK, Inc.	15,091	450,617
Phillips 66	34,555	2,992,117
Pioneer Natural Resources Co.	12,009	1,690,147
Range Resources Corp.	12,738	412,456
Southwestern Energy Co.*	28,894	233,175
Spectra Energy Corp.	49,863	1,525,808
Tesoro Corp.	8,725	750,437
Valero Energy Corp.	34,738	2,228,095
Williams Cos., Inc.	50,552	812,371

		104,700,963

Total Energy		126,776,369

Financials (13.3%)
Banks (4.5%)
Bank of America Corp.	762,026	10,302,591
BB&T Corp.	57,273	1,905,473
CIT Group, Inc.	80,900	2,510,327
Citigroup, Inc.	377,200	15,748,100
Citizens Financial Group, Inc.	353,106	7,397,571
Comerica, Inc.	12,521	474,170
Fifth Third Bancorp	57,940	967,019
Huntington Bancshares, Inc./Ohio	57,422	547,806
JPMorgan Chase & Co.	515,157	30,507,597
KeyCorp	61,305	676,807
M&T Bank Corp.	11,683	1,296,813
People’s United Financial, Inc.	23,701	377,557
PNC Financial Services Group, Inc.‡	36,973	3,126,807

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	97,261	$763,499
SunTrust Banks, Inc./Georgia	37,412	1,349,825
U.S. Bancorp	120,707	4,899,497
Umpqua Holdings Corp.	66,000	1,046,760
Wells Fargo & Co.	579,378	28,018,720
Zions Bancorp	15,644	378,741

		112,295,680

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	3,901	633,522
Ameriprise Financial, Inc.	12,480	1,173,245
Apollo Global Management LLC, Class A	306,314	5,244,096
Bank of New York Mellon Corp.	79,502	2,928,059
BlackRock, Inc.‡	9,271	3,157,424
Charles Schwab Corp.	88,886	2,490,586
E*TRADE Financial Corp.*	21,011	514,559
Franklin Resources, Inc.	27,441	1,071,571
Goldman Sachs Group, Inc.	51,290	8,051,504
Invesco Ltd.	83,550	2,570,834
Legg Mason, Inc.	8,294	287,636
Morgan Stanley	112,530	2,814,375
Northern Trust Corp.	15,798	1,029,556
Oaktree Capital Group LLC	135,992	6,708,485
State Street Corp.	29,621	1,733,421
T. Rowe Price Group, Inc.	18,434	1,354,162

		41,763,035

Consumer Finance (0.8%)
American Express Co.	163,159	10,017,963
Capital One Financial Corp.	39,059	2,707,179
Discover Financial Services	78,486	3,996,507
Navient Corp.	25,978	310,957
Synchrony Financial*	107,914	3,092,815

		20,125,421

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	138,251	19,615,052
CME Group, Inc./Illinois	46,492	4,465,557
Intercontinental Exchange, Inc.	18,918	4,448,378
Leucadia National Corp.	23,960	387,433
McGraw Hill Financial, Inc.	19,563	1,936,346
Moody’s Corp.	87,705	8,468,795
Nasdaq, Inc.	8,372	555,733

		39,877,294

Insurance (2.4%)
Aflac, Inc.	30,900	1,951,026
Allstate Corp.	27,977	1,884,811
American International Group, Inc.	245,023	13,243,493
Aon plc	68,092	7,112,209
Assurant, Inc.	4,739	365,614
Assured Guaranty Ltd.	174,900	4,424,970
Chubb Ltd.	66,373	7,908,343
Cincinnati Financial Corp.	10,688	698,568
Hartford Financial Services Group, Inc.	29,292	1,349,775
Lincoln National Corp.	17,701	693,879
Loews Corp.	19,785	756,974
Marsh & McLennan Cos., Inc.	94,043	5,716,874
MetLife, Inc.	80,834	3,551,846
Principal Financial Group, Inc.	20,072	791,840
Progressive Corp.	43,250	1,519,805
Prudential Financial, Inc.	32,963	2,380,588
Torchmark Corp.	8,159	441,892
Travelers Cos., Inc.	21,818	2,546,379
Unum Group	17,658	545,985
Willis Towers Watson plc	10,093	1,197,635
XL Group plc	21,402	787,594

		59,870,100

Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	97,053	9,935,316
Apartment Investment & Management Co. (REIT), Class A	11,975	500,794
AvalonBay Communities, Inc. (REIT)	10,049	1,911,320
Boston Properties, Inc. (REIT)	11,340	1,441,087
Crown Castle International Corp. (REIT)	73,303	6,340,710
Equinix, Inc. (REIT)	5,111	1,690,259
Equity Residential (REIT)	26,742	2,006,452
Essex Property Trust, Inc. (REIT)	4,848	1,133,753
Extra Space Storage, Inc. (REIT)	9,292	868,430
Federal Realty Investment Trust (REIT)	5,225	815,361
General Growth Properties, Inc. (REIT)	43,360	1,289,093
HCP, Inc. (REIT)	34,613	1,127,692
Host Hotels & Resorts, Inc. (REIT)	55,178	921,473
Iron Mountain, Inc. (REIT)	79,387	2,692,013
Kimco Realty Corp. (REIT)	30,253	870,681
Macerich Co. (REIT)	9,308	737,566
Outfront Media, Inc. (REIT)	61,200	1,291,320
PennyMac Mortgage Investment Trust (REIT)	371,863	5,072,211
Prologis, Inc. (REIT)	73,732	3,257,480
Public Storage (REIT)	10,904	3,007,650
Realty Income Corp. (REIT)	18,480	1,155,185
Simon Property Group, Inc. (REIT)	22,845	4,744,678
SL Green Realty Corp. (REIT)	7,498	726,406
UDR, Inc. (REIT)	19,718	759,735
Ventas, Inc. (REIT)	24,788	1,560,652
Vornado Realty Trust (REIT)	13,180	1,244,587
Welltower, Inc. (REIT)	26,375	1,828,843
Weyerhaeuser Co. (REIT)	57,864	1,792,633

		60,723,380

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	21,740	626,547

Total Financials		335,281,457

Health Care (12.4%)
Biotechnology (2.2%)
Agios Pharmaceuticals, Inc.*	29,200	1,185,520
Alexion Pharmaceuticals, Inc.*	16,542	2,302,977
Amgen, Inc.	55,559	8,329,961
Baxalta, Inc.	50,268	2,030,827
Biogen, Inc.*	16,146	4,203,127
Celgene Corp.*	57,677	5,772,891
Gilead Sciences, Inc.	165,430	15,196,400
Incyte Corp.*	81,500	5,906,305
Kite Pharma, Inc.*	43,200	1,983,312
Regeneron Pharmaceuticals, Inc.*	5,771	2,080,099
Seattle Genetics, Inc.*	131,339	4,608,685
Vertex Pharmaceuticals, Inc.*	18,036	1,433,682

		55,033,786

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	108,769	4,549,807
Baxter International, Inc.	40,158	1,649,691
Becton Dickinson and Co.	15,649	2,375,831
Boston Scientific Corp.*	98,582	1,854,327
C.R. Bard, Inc.	5,471	1,108,808
Dentsply Sirona, Inc.	18,330	1,129,678
Edwards Lifesciences Corp.*	15,986	1,410,125

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hologic, Inc.*	18,211	$628,280
Intuitive Surgical, Inc.*	2,744	1,649,281
Medtronic plc	422,918	31,718,850
St. Jude Medical, Inc.	20,932	1,151,260
Stryker Corp.	23,187	2,487,733
Varian Medical Systems, Inc.*	7,059	564,861
Zimmer Biomet Holdings, Inc.	13,197	1,407,196

		53,685,728

Health Care Providers & Services (3.0%)
Aetna, Inc.	53,032	5,958,145
AmerisourceBergen Corp.	14,537	1,258,177
Anthem, Inc.	19,349	2,689,318
Cardinal Health, Inc.	24,152	1,979,256
Centene Corp.*	12,535	771,780
Cigna Corp.	18,911	2,595,346
DaVita HealthCare Partners, Inc.*	55,095	4,042,871
Envision Healthcare Holdings, Inc.*	174,997	3,569,939
Express Scripts Holding Co.*	111,542	7,661,820
HCA Holdings, Inc.*	129,273	10,089,758
Henry Schein, Inc.*	5,979	1,032,155
Humana, Inc.	10,882	1,990,862
Laboratory Corp. of America Holdings*	7,593	889,368
McKesson Corp.	16,893	2,656,424
Patterson Cos., Inc.	5,949	276,807
Quest Diagnostics, Inc.	10,440	745,938
Tenet Healthcare Corp.*	6,830	197,592
UnitedHealth Group, Inc.	195,747	25,231,788
Universal Health Services, Inc., Class B	6,688	834,127

		74,471,471

Health Care Technology (0.2%)
Cerner Corp.*	88,385	4,680,870

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	24,425	973,336
Illumina, Inc.*	25,621	4,153,421
PerkinElmer, Inc.	7,885	389,992
Thermo Fisher Scientific, Inc.	197,812	28,008,201
Waters Corp.*	6,000	791,520

		34,316,470

Pharmaceuticals (3.5%)
AbbVie, Inc.	118,932	6,793,396
Allergan plc*	29,134	7,808,786
Bristol-Myers Squibb Co.	123,210	7,870,655
Eli Lilly & Co.	103,550	7,456,636
Endo International plc*	15,040	423,376
GlaxoSmithKline plc (ADR)	147,008	5,961,174
Johnson & Johnson	203,679	22,038,068
Mallinckrodt plc*	8,430	516,590
Merck & Co., Inc.	205,081	10,850,836
Mylan N.V.*	30,638	1,420,071
Perrigo Co. plc	10,836	1,386,249
Pfizer, Inc.	446,479	13,233,638
Phibro Animal Health Corp., Class A	84,607	2,287,773
Zoetis, Inc.	33,401	1,480,666

		89,527,914

Total Health Care		311,716,239

Industrials (8.3%)
Aerospace & Defense (2.4%)
Boeing Co.	45,931	5,830,481
General Dynamics Corp.	89,805	11,797,683
Hexcel Corp.	90,225	3,943,735
Honeywell International, Inc.	147,746	16,554,939
L-3 Communications Holdings, Inc.	5,820	689,670
Lockheed Martin Corp.	19,401	4,297,322
Northrop Grumman Corp.	13,390	2,649,881
Raytheon Co.	22,105	2,710,736
Rockwell Collins, Inc.	9,663	891,025
Textron, Inc.	20,203	736,601
TransDigm Group, Inc.*	22,400	4,935,616
United Technologies Corp.	57,381	5,743,838

		60,781,527

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	10,683	792,999
Expeditors International of Washington, Inc.	13,591	663,377
FedEx Corp.	18,939	3,081,754
United Parcel Service, Inc., Class B	50,850	5,363,149

		9,901,279

Airlines (0.5%)
American Airlines Group, Inc.	137,511	5,639,326
Delta Air Lines, Inc.	57,194	2,784,204
Southwest Airlines Co.	47,130	2,111,424
United Continental Holdings, Inc.*	26,573	1,590,660

		12,125,614

Building Products (0.1%)
Allegion plc	7,232	460,750
Masco Corp.	24,915	783,577

		1,244,327

Commercial Services & Supplies (0.7%)
ADT Corp.	11,988	494,625
Cintas Corp.	6,392	574,066
Covanta Holding Corp.	304,948	5,141,423
Pitney Bowes, Inc.	14,112	303,972
Rentokil Initial plc	1,713,203	4,350,319
Republic Services, Inc.	17,590	838,164
Stericycle, Inc.*	6,163	777,709
Tyco International plc	31,036	1,139,332
Waste Connections, Inc.	39,063	2,523,079
Waste Management, Inc.	30,484	1,798,556

		17,941,245

Construction & Engineering (0.1%)
Fluor Corp.	10,213	548,438
Jacobs Engineering Group, Inc.*	9,365	407,846
Quanta Services, Inc.*	12,303	277,556

		1,233,840

Electrical Equipment (0.4%)
AMETEK, Inc.	17,250	862,155
Eaton Corp. plc	95,845	5,996,063
Emerson Electric Co.	47,518	2,584,029
Rockwell Automation, Inc.	9,631	1,095,526

		10,537,773

Industrial Conglomerates (1.5%)
3M Co.	44,690	7,446,695
Danaher Corp.	86,195	8,176,458
General Electric Co.	688,650	21,892,183
Roper Technologies, Inc.	7,499	1,370,592

		38,885,928

Machinery (1.2%)
Allison Transmission Holdings, Inc.	130,244	3,513,983
Caterpillar, Inc.	43,102	3,299,027
Cummins, Inc.	91,209	10,027,517
Deere & Co.	22,131	1,703,866
Dover Corp.	11,323	728,409
Flowserve Corp.	9,251	410,837
IDEX Corp.	24,137	2,000,475
Illinois Tool Works, Inc.	24,017	2,460,302
Ingersoll-Rand plc	18,924	1,173,477
PACCAR, Inc.	26,113	1,428,120

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	10,068	$1,118,353
Pentair plc	13,547	735,060
Snap-on, Inc.	4,204	659,986
Stanley Black & Decker, Inc.	11,233	1,181,824
Xylem, Inc.	13,408	548,387

		30,989,623

Professional Services (0.3%)
Dun & Bradstreet Corp.	2,744	282,852
Equifax, Inc.	8,698	994,094
Nielsen Holdings plc	88,495	4,660,147
Robert Half International, Inc.	9,938	462,912
Verisk Analytics, Inc.*	11,375	909,090

		7,309,095

Road & Rail (0.6%)
Canadian National Railway Co.	33,200	2,073,672
CSX Corp.	71,573	1,843,005
J.B. Hunt Transport Services, Inc.	6,516	548,908
Kansas City Southern	7,994	683,087
Norfolk Southern Corp.	21,919	1,824,757
Ryder System, Inc.	4,030	261,063
Union Pacific Corp.	97,179	7,730,590

		14,965,082

Trading Companies & Distributors (0.1%)
Fastenal Co.	21,268	1,042,132
United Rentals, Inc.*	6,702	416,797
W.W. Grainger, Inc.	4,241	989,977

		2,448,906

Total Industrials		208,364,239

Information Technology (18.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	371,608	10,579,680
F5 Networks, Inc.*	5,055	535,072
Harris Corp.	9,025	702,686
Juniper Networks, Inc.	25,578	652,495
Motorola Solutions, Inc.	11,782	891,897
Nokia Oyj	547,016	3,252,299

		16,614,129

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	22,884	1,323,153
CDW Corp.	82,892	3,440,018
Corning, Inc.	81,696	1,706,629
FLIR Systems, Inc.	9,812	323,305
Jabil Circuit, Inc.	214,683	4,136,941
TE Connectivity Ltd.	27,394	1,696,237

		12,626,283

Internet Software & Services (3.9%)
Akamai Technologies, Inc.*	12,988	721,743
Alphabet, Inc., Class A*	24,593	18,762,000
Alphabet, Inc., Class C*	55,693	41,488,500
eBay, Inc.*	79,982	1,908,371
Facebook, Inc., Class A*	243,881	27,826,822
Marin Software, Inc.*	301,682	911,080
VeriSign, Inc.*	49,939	4,421,599
Yahoo!, Inc.*	64,562	2,376,527

		98,416,642

IT Services (3.2%)
Accenture plc, Class A	75,995	8,769,823
Alliance Data Systems Corp.*	4,377	962,940
Automatic Data Processing, Inc.	33,859	3,037,491
Broadridge Financial Solutions, Inc.	100,275	5,947,310
Cognizant Technology Solutions Corp., Class A*	78,687	4,933,675
CSRA, Inc.	10,579	284,575
Fidelity National Information Services, Inc.	20,237	1,281,204
Fiserv, Inc.*	16,430	1,685,389
International Business Machines Corp.	65,271	9,885,293
Jack Henry & Associates, Inc.	28,559	2,415,235
MasterCard, Inc., Class A	121,095	11,443,477
Paychex, Inc.	23,856	1,288,463
PayPal Holdings, Inc.*	291,501	11,251,939
Teradata Corp.*	9,568	251,064
Total System Services, Inc.	12,278	584,187
Visa, Inc., Class A	193,889	14,828,631
Western Union Co.	36,889	711,589
Xerox Corp.	69,205	772,328

		80,334,613

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	34,610	2,048,566
Applied Materials, Inc.	83,007	1,758,088
ARM Holdings plc (ADR)	25,800	1,127,202
ASML Holding N.V. (N.Y. Shares)	17,141	1,720,785
Broadcom Ltd.	155,593	24,039,119
First Solar, Inc.*	5,752	393,839
Intel Corp.	348,887	11,286,494
KLA-Tencor Corp.	11,479	835,786
Lam Research Corp.	11,601	958,243
Linear Technology Corp.	17,482	778,998
Microchip Technology, Inc.	15,275	736,255
Micron Technology, Inc.*	75,760	793,207
NVIDIA Corp.	37,984	1,353,370
ON Semiconductor Corp.*	291,154	2,792,167
Qorvo, Inc.*	9,478	477,786
QUALCOMM, Inc.	110,346	5,643,094
Skyworks Solutions, Inc.	14,033	1,093,171
Texas Instruments, Inc.	199,905	11,478,545
Xilinx, Inc.	18,955	899,036

		70,213,751

Software (3.4%)
Activision Blizzard, Inc.	247,266	8,367,481
Adobe Systems, Inc.*	36,618	3,434,768
Autodesk, Inc.*	16,670	972,028
CA, Inc.	21,723	668,851
Citrix Systems, Inc.*	11,272	885,754
Electronic Arts, Inc.*	22,666	1,498,449
Intuit, Inc.	19,027	1,978,998
Microsoft Corp.	937,383	51,771,663
Mobileye N.V.*	18,500	689,865
Oracle Corp.	232,677	9,518,816
Red Hat, Inc.*	13,570	1,011,101
salesforce.com, Inc.*	46,550	3,436,787
Symantec Corp.	48,407	889,721
Tableau Software, Inc., Class A*	14,300	655,941

		85,780,223

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	643,628	70,149,016
EMC Corp.	143,683	3,829,152
Hewlett Packard Enterprise Co.	179,838	3,188,528
HP, Inc.	693,779	8,547,357
NetApp, Inc.	63,497	1,732,833
SanDisk Corp.	14,958	1,138,005
Seagate Technology plc	22,008	758,175
Western Digital Corp.	17,413	822,590

		90,165,656

Total Information Technology		454,151,297

Materials (2.0%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	14,234	2,050,408
Airgas, Inc.	4,795	679,164

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CF Industries Holdings, Inc.	17,544	$549,829
Dow Chemical Co.	82,554	4,198,697
E.I. du Pont de Nemours & Co.	64,339	4,073,946
Eastman Chemical Co.	10,845	783,334
Ecolab, Inc.	19,761	2,203,747
FMC Corp.	10,238	413,308
International Flavors & Fragrances, Inc.	61,118	6,953,395
LyondellBasell Industries N.V., Class A	25,530	2,184,857
Monsanto Co.	75,926	6,661,747
Mosaic Co.	25,861	698,247
PPG Industries, Inc.	19,768	2,203,934
Praxair, Inc.	36,212	4,144,463
Sherwin-Williams Co.	5,772	1,643,115

		39,442,191

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,830	770,433
Vulcan Materials Co.	9,788	1,033,319

		1,803,752

Containers & Packaging (0.1%)
Avery Dennison Corp.	6,443	464,605
Ball Corp.	10,423	743,056
International Paper Co.	30,253	1,241,583
Owens-Illinois, Inc.*	12,457	198,814
Sealed Air Corp.	14,243	683,806
WestRock Co.	18,470	720,884

		4,052,748

Metals & Mining (0.2%)
Alcoa, Inc.	96,180	921,404
Allegheny Technologies, Inc.	49,687	809,898
Barrick Gold Corp.	23,356	317,175
Freeport-McMoRan, Inc.	111,904	1,157,087
Newmont Mining Corp.	38,844	1,032,474
Nucor Corp.	39,274	1,857,660

		6,095,698

Total Materials		51,394,389

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	453,811	17,775,777
CenturyLink, Inc.	40,285	1,287,509
Frontier Communications Corp.	89,132	498,248
Level 3 Communications, Inc.*	21,339	1,127,766
Verizon Communications, Inc.	346,776	18,753,646
Vivendi S.A.	244,480	5,141,021
Zayo Group Holdings, Inc.*	205,026	4,969,830

		49,553,797

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	109,557	4,196,033

Total Telecommunication Services		53,749,830

Utilities (2.5%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	36,436	2,419,350
Duke Energy Corp.	50,868	4,104,030
Edison International	24,113	1,733,484
Entergy Corp.	13,181	1,044,990
Eversource Energy	23,536	1,373,090
Exelon Corp.	67,508	2,420,837
FirstEnergy Corp.	31,057	1,117,120
ITC Holdings Corp.	278,624	12,139,648
NextEra Energy, Inc.	34,035	4,027,702
PG&E Corp.	36,460	2,177,391
Pinnacle West Capital Corp.	8,311	623,907
PPL Corp.	49,834	1,897,180
Southern Co.	67,255	3,479,101
Xcel Energy, Inc.	37,485	1,567,623

		40,125,453

Gas Utilities (0.0%)
AGL Resources, Inc.	9,014	587,172

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	242,448	2,860,887
NextEra Energy Partners LP	3,900	106,041
NRG Energy, Inc.	23,715	308,532

		3,275,460

Multi-Utilities (0.7%)
Ameren Corp.	17,796	891,580
CenterPoint Energy, Inc.	32,083	671,176
CMS Energy Corp.	20,213	857,840
Consolidated Edison, Inc.	21,664	1,659,896
Dominion Resources, Inc.	44,063	3,310,012
DTE Energy Co.	13,257	1,201,880
NiSource, Inc.	23,020	542,351
Public Service Enterprise Group, Inc.	37,468	1,766,241
SCANA Corp.	10,374	727,736
Sempra Energy	37,588	3,911,031
TECO Energy, Inc.	16,864	464,266
WEC Energy Group, Inc.	23,426	1,407,200

		17,411,209

Water Utilities (0.1%)
American Water Works Co., Inc.	13,324	918,423

Total Utilities		62,317,717

Total Common Stocks (82.8%) (Cost $1,555,478,065)		2,081,712,798

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(7.2%)
iShares® Core S&P 500 ETF	261,844	54,110,063
iShares® Morningstar Large-Cap ETF	208,502	24,830,503
iShares® Morningstar Large-Cap Growth ETF	71,198	8,415,604
iShares® Morningstar Large-Cap Value ETF	7,163	600,761
iShares® Russell 1000 ETF	253,599	28,928,038
iShares® Russell 1000 Growth ETF	83,897	8,371,243
iShares® Russell 1000 Value ETF	26,125	2,581,411
iShares® S&P 100 ETF	56,815	5,191,186
iShares® S&P 500 Growth ETF	66,548	7,712,248
iShares® S&P 500 Value ETF	6,446	579,753
Vanguard Growth ETF	97,700	10,400,165
Vanguard Large-Cap ETF	305,413	28,711,876
Vanguard Value ETF	10,800	889,812

Total Investment Companies (7.2%) (Cost $131,381,903)		181,322,663

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	37,962,972	37,962,972

Total Short-Term Investment (1.5%) (Cost $37,962,972)		37,962,972

Total Investments (91.5%) (Cost $1,724,822,940)		2,300,998,433
Other Assets Less Liabilities (8.5%)		214,593,816

Net Assets (100%)		$2,515,592,249

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$3,299,639	$—	$150,791	$3,157,424	$21,760	$(16,365)
PNC Financial Services Group, Inc.	3,708,989	—	189,681	3,126,807	19,488	(21,123)

	$7,008,628	$—	$340,472	$6,284,231	$41,248	$(37,488)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	2,367	June-16	$233,445,603	$242,795,025	$9,349,422

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$275,455,738	$—	$—	$275,455,738
Consumer Staples	202,505,523	—	—	202,505,523
Energy	126,776,369	—	—	126,776,369
Financials	335,281,457	—	—	335,281,457
Health Care	311,716,239	—	—	311,716,239
Industrials	204,013,920	4,350,319	—	208,364,239
Information Technology	450,898,998	3,252,299	—	454,151,297
Materials	51,394,389	—	—	51,394,389
Telecommunication Services	48,608,809	5,141,021	—	53,749,830
Utilities	62,317,717	—	—	62,317,717
Futures	9,349,422	—	—	9,349,422
Investment Companies
Exchange Traded Funds (ETFs)	181,322,663	—	—	181,322,663
Short-Term Investments	37,962,972	—	—	37,962,972

Total Assets	$2,297,604,216	$12,743,639	$—	$2,310,347,855

Total Liabilities	$—	$—	$—	$—

Total	$2,297,604,216	$12,743,639	$—	$2,310,347,855

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$630,416,201
Aggregate gross unrealized depreciation	(59,196,074)

Net unrealized appreciation	$571,220,127

Federal income tax cost of investments	$1,729,778,306

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.5%)
BorgWarner, Inc.	123,608	$4,746,547
Delphi Automotive plc	183,960	13,800,679
Gentex Corp.	34,243	537,273
Johnson Controls, Inc.	35,632	1,388,579
Lear Corp.	14,576	1,620,414
Visteon Corp.	9,709	772,739

		22,866,231

Automobiles (0.3%)
Ferrari N.V.*	50,930	2,123,781
Harley-Davidson, Inc.	25,416	1,304,603
Tesla Motors, Inc.*	45,197	10,384,915
Thor Industries, Inc.	10,936	697,389

		14,510,688

Distributors (0.1%)
Genuine Parts Co.	34,671	3,444,911
LKQ Corp.*	74,652	2,383,638

		5,828,549

Diversified Consumer Services (0.3%)
H&R Block, Inc.	54,837	1,448,794
Service Corp. International	49,581	1,223,659
ServiceMaster Global Holdings, Inc.*	267,686	10,086,408

		12,758,861

Hotels, Restaurants & Leisure (3.1%)
Aramark	43,818	1,451,252
Brinker International, Inc.	14,246	654,604
Chipotle Mexican Grill, Inc.*	7,627	3,592,088
Choice Hotels International, Inc.	9,354	505,584
Darden Restaurants, Inc.	6,527	432,740
Dave & Buster’s Entertainment, Inc.*	37,335	1,447,851
Domino’s Pizza, Inc.	12,348	1,628,207
Dunkin’ Brands Group, Inc.	23,668	1,116,420
Extended Stay America, Inc.	15,014	244,728
Hilton Worldwide Holdings, Inc.	240,379	5,413,335
International Game Technology plc	15,860	289,445
Las Vegas Sands Corp.	139,684	7,218,869
Marriott International, Inc., Class A	94,879	6,753,487
McDonald’s Corp.	282,723	35,532,627
MGM Resorts International*	238,194	5,106,880
Norwegian Cruise Line Holdings Ltd.*	30,366	1,678,936
Panera Bread Co., Class A*	5,799	1,187,809
Royal Caribbean Cruises Ltd.	29,200	2,398,780
Six Flags Entertainment Corp.	17,429	967,135
Starbucks Corp.	551,539	32,926,878
Starwood Hotels & Resorts Worldwide, Inc.	42,453	3,541,854
Vail Resorts, Inc.	49,030	6,555,311
Wyndham Worldwide Corp.	27,881	2,130,945
Wynn Resorts Ltd.	17,375	1,623,346
Yum! Brands, Inc.	294,639	24,116,202

		148,515,313

Household Durables (0.3%)
D.R. Horton, Inc.	33,161	1,002,457
GoPro, Inc., Class A*	22,819	272,915
Harman International Industries, Inc.	17,834	1,587,939
Jarden Corp.*	52,310	3,083,675
Leggett & Platt, Inc.	34,518	1,670,671
Lennar Corp., Class A	16,256	786,140
Lennar Corp., Class B	1,063	41,149
Mohawk Industries, Inc.*	10,565	2,016,859
Newell Rubbermaid, Inc.	33,627	1,489,340
NVR, Inc.*	1,020	1,767,048
Tempur Sealy International, Inc.*	14,874	904,190
Toll Brothers, Inc.*	15,525	458,143
TopBuild Corp.*	9,893	294,218
Tupperware Brands Corp.	11,225	650,825
Whirlpool Corp.	1,494	269,428

		16,294,997

Internet & Catalog Retail (3.9%)
Amazon.com, Inc.*	213,960	127,015,214
Ctrip.com International Ltd. (ADR)*	48,720	2,156,347
Expedia, Inc.	25,957	2,798,684
Groupon, Inc.*	114,401	456,460
Liberty Interactive Corp. QVC Group*	54,688	1,380,872
Liberty Ventures*	35,106	1,373,347
Netflix, Inc.*	138,503	14,159,161
Priceline Group, Inc.*	25,730	33,164,941
TripAdvisor, Inc.*	27,284	1,814,386

		184,319,412

Leisure Products (0.1%)
Brunswick Corp.	16,236	779,003
Hasbro, Inc.	22,378	1,792,478
Polaris Industries, Inc.	16,672	1,641,859
Vista Outdoor, Inc.*	2,319	120,379

		4,333,719

Media (3.1%)
AMC Networks, Inc., Class A*	14,875	965,983
Cablevision Systems Corp. - New York Group, Class A	6,596	217,668
CBS Corp. (Non-Voting), Class B	113,064	6,228,696
Charter Communications, Inc., Class A*	18,416	3,727,951
Cinemark Holdings, Inc.	161,193	5,775,545
Clear Channel Outdoor Holdings, Inc., Class A	3,953	18,579
Comcast Corp., Class A	558,462	34,110,859
Discovery Communications, Inc., Class A*	34,727	994,234
Discovery Communications, Inc., Class C*	57,795	1,560,465
DISH Network Corp., Class A*	36,595	1,692,885
Interpublic Group of Cos., Inc.	101,598	2,331,674
Lions Gate Entertainment Corp.	22,514	491,931
Live Nation Entertainment, Inc.*	34,862	777,771
Madison Square Garden Co., Class A*	4,930	820,155
MSG Networks, Inc., Class A*	16,701	288,760
Omnicom Group, Inc.	60,110	5,002,955
Regal Entertainment Group, Class A	21,641	457,491
Scripps Networks Interactive, Inc., Class A	22,653	1,483,771
Sirius XM Holdings, Inc.*	530,336	2,094,827
Starz, Class A*	20,573	541,687
Time Warner Cable, Inc.	69,887	14,300,278
Time Warner, Inc.	104,485	7,580,387
Twenty-First Century Fox, Inc., Class A	186,462	5,198,561
Twenty-First Century Fox, Inc., Class B	80,552	2,271,566
Viacom, Inc., Class A	2,884	130,645
Viacom, Inc., Class B	85,045	3,510,658

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Walt Disney Co.	443,704	$44,064,244

		146,640,226

Multiline Retail (0.4%)
Dillard’s, Inc., Class A	793	67,334
Dollar General Corp.	127,846	10,943,618
Dollar Tree, Inc.*	56,648	4,671,194
Macy’s, Inc.	56,044	2,470,980
Nordstrom, Inc.	31,468	1,800,284
Sears Holdings Corp.*	385	5,894
Target Corp.	12,210	1,004,639

		20,963,943

Specialty Retail (3.4%)
Aaron’s, Inc.	2,916	73,192
Advance Auto Parts, Inc.	18,094	2,901,192
AutoNation, Inc.*	17,187	802,289
AutoZone, Inc.*	13,772	10,972,015
Bed Bath & Beyond, Inc.*	41,870	2,078,427
Cabela’s, Inc.*	1,452	70,698
CarMax, Inc.*	83,064	4,244,570
CST Brands, Inc.	16,053	614,669
Dick’s Sporting Goods, Inc.	15,876	742,203
DSW, Inc., Class A	1,229	33,970
Foot Locker, Inc.	29,467	1,900,622
Gap, Inc.	54,686	1,607,768
GNC Holdings, Inc., Class A	18,624	591,312
Home Depot, Inc.	428,859	57,222,656
L Brands, Inc.	60,882	5,346,048
Lowe’s Cos., Inc.	304,541	23,068,981
Michaels Cos., Inc.*	16,264	454,904
Murphy USA, Inc.*	772	47,439
Office Depot, Inc.*	27,062	192,140
O’Reilly Automotive, Inc.*	24,848	6,799,904
Penske Automotive Group, Inc.	4,459	168,996
Ross Stores, Inc.	143,581	8,313,340
Sally Beauty Holdings, Inc.*	36,669	1,187,342
Signet Jewelers Ltd.	19,844	2,461,251
Tiffany & Co.	21,297	1,562,774
TJX Cos., Inc.	168,061	13,167,579
Tractor Supply Co.	76,208	6,893,776
Ulta Salon Cosmetics & Fragrance, Inc.*	15,956	3,091,316
Urban Outfitters, Inc.*	21,340	706,141
Williams-Sonoma, Inc.	22,730	1,244,240

		158,561,754

Textiles, Apparel & Luxury Goods (1.4%)
adidas AG (ADR)	202,490	11,823,391
Carter’s, Inc.	13,125	1,383,113
Coach, Inc.	9,888	396,410
Fossil Group, Inc.*	7,905	351,140
Hanesbrands, Inc.	237,221	6,722,843
Kate Spade & Co.*	30,953	789,921
lululemon athletica, Inc.*	27,923	1,890,666
Michael Kors Holdings Ltd.*	45,553	2,594,699
NIKE, Inc., Class B	472,521	29,045,866
Ralph Lauren Corp.	919	88,463
Skechers USA, Inc., Class A*	29,942	911,734
Under Armour, Inc., Class A*	43,886	3,722,849
VF Corp.	83,157	5,385,247

		65,106,342

Total Consumer Discretionary		800,700,035

Consumer Staples (8.9%)
Beverages (3.7%)
Brown-Forman Corp., Class A	5,869	626,164
Brown-Forman Corp., Class B	27,025	2,661,152
Coca-Cola Co.	1,217,385	56,474,490
Coca-Cola Enterprises, Inc.	57,690	2,927,191
Constellation Brands, Inc., Class A	94,665	14,302,935
Dr. Pepper Snapple Group, Inc.	145,053	12,970,639
Monster Beverage Corp.*	270,729	36,109,834
PepsiCo, Inc.	364,711	37,375,583
SABMiller plc (ADR)	161,334	9,857,507

		173,305,495

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	118,708	18,706,007
CVS Health Corp.	291,831	30,271,630
Kroger Co.	242,558	9,277,843
Rite Aid Corp.*	146,114	1,190,829
Sprouts Farmers Market, Inc.*	37,576	1,091,207
Sysco Corp.	45,258	2,114,906
Walgreens Boots Alliance, Inc.	145,011	12,215,727
Whole Foods Market, Inc.	74,268	2,310,477

		77,178,626

Food Products (1.3%)
Blue Buffalo Pet Products, Inc.*	6,819	174,975
Campbell Soup Co.	25,530	1,628,559
ConAgra Foods, Inc.	13,819	616,604
Danone S.A. (ADR)	973,905	13,839,190
Flowers Foods, Inc.	36,700	677,482
General Mills, Inc.	147,491	9,343,555
Hain Celestial Group, Inc.*	25,337	1,036,537
Hershey Co.	35,696	3,287,244
Hormel Foods Corp.	66,230	2,863,785
Ingredion, Inc.	2,449	261,529
Kellogg Co.	55,299	4,233,138
Kraft Heinz Co.	146,301	11,493,406
McCormick & Co., Inc. (Non-Voting)	31,689	3,152,422
Mead Johnson Nutrition Co.	45,845	3,895,450
Pilgrim’s Pride Corp.*	2,082	52,883
Tyson Foods, Inc., Class A	3,441	229,377
WhiteWave Foods Co.*	43,978	1,787,266

		58,573,402

Household Products (0.9%)
Church & Dwight Co., Inc.	32,413	2,987,830
Clorox Co.	25,494	3,213,774
Colgate-Palmolive Co.	195,921	13,841,819
Kimberly-Clark Corp.	71,425	9,607,377
Procter & Gamble Co.	122,295	10,066,101
Spectrum Brands Holdings, Inc.	6,018	657,647

		40,374,548

Personal Products (0.1%)
Coty, Inc., Class A	19,374	539,178
Estee Lauder Cos., Inc., Class A	51,610	4,867,339
Herbalife Ltd.*	15,116	930,541
Nu Skin Enterprises, Inc., Class A	3,439	131,542

		6,468,600

Tobacco (1.3%)
Altria Group, Inc.	457,177	28,646,711
Philip Morris International, Inc.	241,852	23,728,100
Reynolds American, Inc.	204,174	10,271,994

		62,646,805

Total Consumer Staples		418,547,476

Energy (0.5%)
Energy Equipment & Services (0.3%)
FMC Technologies, Inc.*	37,112	1,015,384
Oceaneering International, Inc.	4,827	160,449

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
RPC, Inc.	2,006	$28,445
Schlumberger Ltd.	190,338	14,037,428

		15,241,706

Oil, Gas & Consumable Fuels (0.2%)
Cabot Oil & Gas Corp.	113,238	2,571,635
Continental Resources, Inc.*	7,086	215,131
CVR Energy, Inc.	1,605	41,891
EOG Resources, Inc.	11,384	826,251
HollyFrontier Corp.	5,770	203,796
Marathon Petroleum Corp.	9,329	346,852
Memorial Resource Development Corp.*	23,061	234,761
ONEOK, Inc.	23,536	702,785
Range Resources Corp.	3,117	100,929
Targa Resources Corp.	20,182	602,635
Teekay Corp.	5,056	43,785
Tesoro Corp.	2,144	184,405
Williams Cos., Inc.	185,271	2,977,305
World Fuel Services Corp.	3,649	177,268

		9,229,429

Total Energy		24,471,135

Financials (5.0%)
Banks (0.1%)
Signature Bank/New York*	11,680	1,589,881
SVB Financial Group*	7,699	785,683

		2,375,564

Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	13,350	2,168,040
Ameriprise Financial, Inc.	33,999	3,196,246
Artisan Partners Asset Management, Inc., Class A	9,166	282,679
Bank of New York Mellon Corp.	30,156	1,110,645
BlackRock, Inc.	12,880	4,386,542
Charles Schwab Corp.	199,286	5,583,994
Eaton Vance Corp.	28,547	956,895
Federated Investors, Inc., Class B	23,482	677,456
Greenhill & Co., Inc.	39,702	881,384
Interactive Brokers Group, Inc., Class A	1,399	55,009
Invesco Ltd.	14,167	435,919
Lazard Ltd., Class A	30,922	1,199,774
Legg Mason, Inc.	8,284	287,289
LPL Financial Holdings, Inc.	17,580	435,984
Morgan Stanley	170,000	4,251,700
NorthStar Asset Management Group, Inc.	50,399	572,029
Raymond James Financial, Inc.	107,885	5,136,405
SEI Investments Co.	500,847	21,561,463
State Street Corp.	43,500	2,545,620
T. Rowe Price Group, Inc.	64,114	4,709,814
TD Ameritrade Holding Corp.	140,471	4,429,051
Waddell & Reed Financial, Inc., Class A	20,627	485,559

		65,349,497

Consumer Finance (0.1%)
Ally Financial, Inc.*	9,952	186,301
American Express Co.	82,099	5,040,879
Credit Acceptance Corp.*	2,225	403,949
LendingClub Corp.*	18,645	154,754
Santander Consumer USA Holdings, Inc.*	1,541	16,165
SLM Corp.*	93,434	594,240

		6,396,288

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	29,744	4,220,079
CBOE Holdings, Inc.	20,680	1,351,024
FactSet Research Systems, Inc.	73,660	11,161,700
Intercontinental Exchange, Inc.	57,060	13,417,088
Leucadia National Corp.	12,298	198,859
McGraw Hill Financial, Inc.	119,540	11,832,069
Moody’s Corp.	43,675	4,217,258
Morningstar, Inc.	4,941	436,142
MSCI, Inc.	134,310	9,949,685

		56,783,904

Insurance (0.3%)
AmTrust Financial Services, Inc.	1,200	31,056
Aon plc	69,344	7,242,981
Arthur J. Gallagher & Co.	22,740	1,011,475
Erie Indemnity Co., Class A	5,621	522,697
Markel Corp.*	370	329,881
Marsh & McLennan Cos., Inc.	79,124	4,809,948

		13,948,038

Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	182,548	18,687,439
Boston Properties, Inc. (REIT)	34,460	4,379,177
Columbia Property Trust, Inc. (REIT)	4,262	93,721
Crown Castle International Corp. (REIT)	121,443	10,504,820
Digital Realty Trust, Inc. (REIT)	20,982	1,856,697
Empire State Realty Trust, Inc. (REIT), Class A	13,112	229,853
Equinix, Inc. (REIT)	16,829	5,565,519
Equity LifeStyle Properties, Inc. (REIT)	20,895	1,519,693
Extra Space Storage, Inc. (REIT)	30,344	2,835,950
Federal Realty Investment Trust (REIT)	17,072	2,664,086
Four Corners Property Trust, Inc. (REIT)	2,972	53,348
Gaming and Leisure Properties, Inc. (REIT)	3,351	103,613
Healthcare Trust of America, Inc. (REIT), Class A	3,427	100,822
Iron Mountain, Inc. (REIT)	19,631	665,687
Lamar Advertising Co. (REIT), Class A	20,184	1,241,316
Omega Healthcare Investors, Inc. (REIT)	13,051	460,700
Post Properties, Inc. (REIT)	4,661	278,448
Public Storage (REIT)	32,736	9,029,571
Simon Property Group, Inc. (REIT)	76,584	15,905,731
Tanger Factory Outlet Centers, Inc. (REIT)	22,850	831,512
Taubman Centers, Inc. (REIT)	6,032	429,659
Welltower, Inc. (REIT)	39,345	2,728,182
Weyerhaeuser Co. (REIT)	39,023	1,208,945

		81,374,489

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	269,337	7,762,292
Howard Hughes Corp.*	3,503	370,933
Jones Lang LaSalle, Inc.	7,840	919,789
Realogy Holdings Corp.*	13,492	487,196

		9,540,210

Total Financials		235,767,990

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (12.8%)
Biotechnology (3.8%)
Agios Pharmaceuticals, Inc.*	6,876	$279,166
Alexion Pharmaceuticals, Inc.*	142,564	19,847,760
Alkermes plc*	31,236	1,067,959
Alnylam Pharmaceuticals, Inc.*	14,652	919,706
Amgen, Inc.	233,080	34,945,684
Baxalta, Inc.	84,769	3,424,668
Biogen, Inc.*	66,472	17,303,991
BioMarin Pharmaceutical, Inc.*	57,850	4,771,468
Bluebird Bio, Inc.*	9,362	397,885
Celgene Corp.*	268,184	26,842,536
Gilead Sciences, Inc.	430,008	39,500,535
Incyte Corp.*	63,497	4,601,628
Intercept Pharmaceuticals, Inc.*	4,140	531,866
Intrexon Corp.*	12,110	410,408
Ionis Pharmaceuticals, Inc.*	29,381	1,189,930
Juno Therapeutics, Inc.*	3,331	126,878
Medivation, Inc.*	39,390	1,811,152
OPKO Health, Inc.*	76,469	794,513
Puma Biotechnology, Inc.*	6,667	195,810
Regeneron Pharmaceuticals, Inc.*	25,698	9,262,587
Seattle Genetics, Inc.*	25,547	896,444
United Therapeutics Corp.*	11,621	1,294,928
Vertex Pharmaceuticals, Inc.*	106,675	8,479,596

		178,897,098

Health Care Equipment & Supplies (2.0%)
Alere, Inc.*	13,161	666,078
Align Technology, Inc.*	93,693	6,810,544
Baxter International, Inc.	146,171	6,004,705
Becton Dickinson and Co.	51,517	7,821,311
Boston Scientific Corp.*	242,913	4,569,194
C.R. Bard, Inc.	18,240	3,696,701
Cooper Cos., Inc.	8,159	1,256,241
Dentsply Sirona, Inc.	33,861	2,086,881
DexCom, Inc.*	19,821	1,346,044
Edwards Lifesciences Corp.*	74,437	6,566,088
Hill-Rom Holdings, Inc.	12,348	621,104
Hologic, Inc.*	60,425	2,084,663
IDEXX Laboratories, Inc.*	23,491	1,839,815
Intuitive Surgical, Inc.*	29,881	17,959,975
ResMed, Inc.	34,332	1,985,076
St. Jude Medical, Inc.	38,984	2,144,120
Stryker Corp.	75,234	8,071,856
Teleflex, Inc.	9,898	1,554,085
Varian Medical Systems, Inc.*	197,975	15,841,959
Zimmer Biomet Holdings, Inc.	2,672	284,915

		93,211,355

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	14,569	802,898
Aetna, Inc.	52,124	5,856,131
AmerisourceBergen Corp.	50,593	4,378,824
Anthem, Inc.	55,461	7,708,524
Brookdale Senior Living, Inc.*	9,870	156,736
Cardinal Health, Inc.	73,583	6,030,127
Centene Corp.*	31,076	1,913,362
Cigna Corp.	89,594	12,295,881
DaVita HealthCare Partners, Inc.*	12,276	900,813
Envision Healthcare Holdings, Inc.*	45,932	937,013
Express Scripts Holding Co.*	131,011	8,999,146
HCA Holdings, Inc.*	6,322	493,432
Henry Schein, Inc.*	20,522	3,542,713
Humana, Inc.	56,025	10,249,774
Laboratory Corp. of America Holdings*	8,067	944,888
LifePoint Health, Inc.*	1,213	84,000
McKesson Corp.	81,766	12,857,703
MEDNAX, Inc.*	12,979	838,703
Patterson Cos., Inc.	12,014	559,011
Premier, Inc., Class A*	9,680	322,925
Tenet Healthcare Corp.*	25,219	729,586
UnitedHealth Group, Inc.	361,499	46,597,221
Universal Health Services, Inc., Class B	4,198	523,574
VCA, Inc.*	19,116	1,102,802

		128,825,787

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	15,710	207,529
athenahealth, Inc.*	9,527	1,322,157
Cerner Corp.*	244,173	12,931,402
IMS Health Holdings, Inc.*	32,193	854,724
Inovalon Holdings, Inc., Class A*	7,083	131,177
Veeva Systems, Inc., Class A*	18,705	468,374

		15,915,363

Life Sciences Tools & Services (0.4%)
Bio-Techne Corp.	3,964	374,677
Bruker Corp.	26,718	748,104
Charles River Laboratories International, Inc.*	11,375	863,818
Illumina, Inc.*	44,054	7,141,594
Mettler-Toledo International, Inc.*	6,882	2,372,638
PerkinElmer, Inc.	4,368	216,041
Quintiles Transnational Holdings, Inc.*	18,751	1,220,690
Thermo Fisher Scientific, Inc.	33,005	4,673,178
VWR Corp.*	3,997	108,159
Waters Corp.*	20,575	2,714,254

		20,433,153

Pharmaceuticals (3.5%)
AbbVie, Inc.	408,314	23,322,896
Akorn, Inc.*	20,375	479,424
Allergan plc*	89,787	24,065,610
Bristol-Myers Squibb Co.	706,738	45,146,423
Eli Lilly & Co.	241,716	17,405,969
Endo International plc*	20,417	574,738
Jazz Pharmaceuticals plc*	15,256	1,991,671
Johnson & Johnson	88,934	9,622,659
Mallinckrodt plc*	11,685	716,057
Merck & Co., Inc.	148,901	7,878,352
Mylan N.V.*	87,683	4,064,107
Novartis AG (ADR)	117,703	8,526,405
Novo Nordisk A/S (ADR)	286,652	15,533,672
Perrigo Co. plc	6,593	843,442
Zoetis, Inc.	123,009	5,452,989

		165,624,414

Total Health Care		602,907,170

Industrials (8.5%)
Aerospace & Defense (1.8%)
B/E Aerospace, Inc.	26,337	1,214,663
Boeing Co.	210,440	26,713,254
BWX Technologies, Inc.	5,947	199,581
General Dynamics Corp.	20,970	2,754,829
Hexcel Corp.	23,793	1,039,992
Honeywell International, Inc.	192,982	21,623,633
Huntington Ingalls Industries, Inc.	12,182	1,668,203
Lockheed Martin Corp.	48,170	10,669,655

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Northrop Grumman Corp.	13,813	$2,733,593
Orbital ATK, Inc.	52,510	4,565,219
Rockwell Collins, Inc.	32,830	3,027,254
Spirit AeroSystems Holdings, Inc., Class A*	29,499	1,338,075
Textron, Inc.	16,031	584,490
TransDigm Group, Inc.*	13,224	2,913,776
United Technologies Corp.	19,046	1,906,505

		82,952,722

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	36,155	2,683,786
Expeditors International of Washington, Inc.	436,351	21,298,292
FedEx Corp.	38,545	6,272,042
United Parcel Service, Inc., Class B	241,244	25,444,005

		55,698,125

Airlines (1.1%)
Alaska Air Group, Inc.	32,067	2,630,135
American Airlines Group, Inc.	367,883	15,086,882
Delta Air Lines, Inc.	326,938	15,915,342
JetBlue Airways Corp.*	30,269	639,281
Southwest Airlines Co.	164,425	7,366,240
Spirit Airlines, Inc.*	17,456	837,539
United Continental Holdings, Inc.*	161,950	9,694,327

		52,169,746

Building Products (0.2%)
A.O. Smith Corp.	18,380	1,402,578
Allegion plc	23,919	1,523,879
Armstrong World Industries, Inc.*	6,291	304,296
Fortune Brands Home & Security, Inc.	14,042	786,914
Lennox International, Inc.	9,984	1,349,737
Masco Corp.	86,162	2,709,795
USG Corp.*	20,830	516,792

		8,593,991

Commercial Services & Supplies (0.4%)
Cintas Corp.	21,963	1,972,497
Clean Harbors, Inc.*	9,332	460,441
Copart, Inc.*	27,414	1,117,669
Covanta Holding Corp.	29,024	489,345
KAR Auction Services, Inc.	221,936	8,464,639
Pitney Bowes, Inc.	17,670	380,612
R.R. Donnelley & Sons Co.	28,893	473,845
Rollins, Inc.	22,729	616,410
Stericycle, Inc.*	21,101	2,662,735
Tyco International plc	90,138	3,308,966
Waste Management, Inc.	9,779	576,961

		20,524,120

Construction & Engineering (0.0%)
AECOM*	5,544	170,700
Quanta Services, Inc.*	8,184	184,631
Valmont Industries, Inc.	406	50,279

		405,610

Electrical Equipment (0.4%)
Acuity Brands, Inc.	31,876	6,953,431
AMETEK, Inc.	59,914	2,994,502
Babcock & Wilcox Enterprises, Inc.*	2,973	63,622
Emerson Electric Co.	113,291	6,160,764
Hubbell, Inc.	2,133	225,949
Regal Beloit Corp.	664	41,892
Rockwell Automation, Inc.	33,073	3,762,054
SolarCity Corp.*	13,554	333,157

		20,535,371

Industrial Conglomerates (1.1%)
3M Co.	156,683	26,108,088
Carlisle Cos., Inc.	52,047	5,178,677
Danaher Corp.	151,469	14,368,349
Roper Technologies, Inc.	29,353	5,364,848

		51,019,962

Machinery (1.0%)
Allison Transmission Holdings, Inc.	25,236	680,867
Caterpillar, Inc.	26,092	1,997,082
Cummins, Inc.	31,017	3,410,009
Deere & Co.	13,979	1,076,243
Donaldson Co., Inc.	29,885	953,630
Flowserve Corp.	59,502	2,642,484
Graco, Inc.	13,826	1,160,831
IDEX Corp.	17,581	1,457,113
Illinois Tool Works, Inc.	73,619	7,541,530
Ingersoll-Rand plc	4,691	290,889
Lincoln Electric Holdings, Inc.	15,534	909,826
Middleby Corp.*	14,301	1,526,918
Nordson Corp.	14,321	1,088,969
PACCAR, Inc.	78,913	4,315,752
Parker-Hannifin Corp.	15,759	1,750,510
Proto Labs, Inc.*	35,681	2,750,648
Snap-on, Inc.	14,336	2,250,609
Stanley Black & Decker, Inc.	3,678	386,962
Toro Co.	13,737	1,183,031
WABCO Holdings, Inc.*	13,525	1,446,093
Wabtec Corp.	78,900	6,255,981

		45,075,977

Professional Services (0.4%)
Dun & Bradstreet Corp.	2,714	279,759
Equifax, Inc.	29,168	3,333,611
IHS, Inc., Class A*	21,258	2,639,393
Nielsen Holdings plc	62,126	3,271,555
Robert Half International, Inc.	33,806	1,574,684
TransUnion*	6,835	188,714
Verisk Analytics, Inc.*	95,906	7,664,808

		18,952,524

Road & Rail (0.6%)
AMERCO	905	323,366
Avis Budget Group, Inc.*	25,429	695,737
Canadian Pacific Railway Ltd.	18,900	2,507,841
CSX Corp.	63,775	1,642,206
Genesee & Wyoming, Inc., Class A*	5,357	335,884
Hertz Global Holdings, Inc.*	89,795	945,541
J.B. Hunt Transport Services, Inc.	22,172	1,867,769
Kansas City Southern	6,900	589,605
Landstar System, Inc.	11,137	719,562
Old Dominion Freight Line, Inc.*	17,344	1,207,489
Union Pacific Corp.	216,076	17,188,846

		28,023,846

Trading Companies & Distributors (0.3%)
Air Lease Corp.	1,676	53,833
Fastenal Co.	72,159	3,535,791
HD Supply Holdings, Inc.*	171,013	5,655,400
MSC Industrial Direct Co., Inc., Class A	3,738	285,247
United Rentals, Inc.*	22,820	1,419,176
W.W. Grainger, Inc.	15,415	3,598,323
Watsco, Inc.	6,218	837,813

		15,385,583

Total Industrials		399,337,577

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (25.5%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	8,596	$542,408
ARRIS International plc*	18,160	416,227
Cisco Systems, Inc.	812,527	23,132,644
CommScope Holding Co., Inc.*	12,133	338,753
F5 Networks, Inc.*	17,898	1,894,503
Harris Corp.	73,550	5,726,603
Juniper Networks, Inc.	15,590	397,701
Motorola Solutions, Inc.	43,933	3,325,728
Palo Alto Networks, Inc.*	38,712	6,315,476

		42,090,043

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	76,006	4,394,667
CDW Corp.	32,652	1,355,058
Cognex Corp.	20,725	807,239
Fitbit, Inc., Class A*	7,691	116,519
FLIR Systems, Inc.	21,296	701,703
Ingram Micro, Inc., Class A	2,445	87,800
IPG Photonics Corp.*	8,744	840,123
Jabil Circuit, Inc.	8,959	172,640
Keysight Technologies, Inc.*	34,790	965,074
National Instruments Corp.	6,909	208,030
Trimble Navigation Ltd.*	3,841	95,257
VeriFone Systems, Inc.*	27,095	765,163
Zebra Technologies Corp., Class A*	12,405	855,945

		11,365,218

Internet Software & Services (7.9%)
Akamai Technologies, Inc.*	43,932	2,441,301
Alibaba Group Holding Ltd. (ADR)*	282,401	22,318,151
Alphabet, Inc., Class A*	125,665	95,869,829
Alphabet, Inc., Class C*	120,758	89,958,672
CoStar Group, Inc.*	31,197	5,870,340
eBay, Inc.*	298,890	7,131,515
Facebook, Inc., Class A*	1,070,020	122,089,282
GoDaddy, Inc., Class A*	6,592	213,119
IAC/InterActiveCorp.	18,151	854,549
LinkedIn Corp., Class A*	40,461	4,626,715
Match Group, Inc.*	4,702	52,004
Pandora Media, Inc.*	50,111	448,494
Rackspace Hosting, Inc.*	28,579	617,021
Tencent Holdings Ltd.	291,000	5,942,029
Tencent Holdings Ltd. (ADR)	270,140	5,521,662
Twitter, Inc.*	140,067	2,318,109
VeriSign, Inc.*	71,444	6,325,652
Yelp, Inc.*	16,917	336,310
Zillow Group, Inc., Class A*	7,348	187,741
Zillow Group, Inc., Class C*	13,673	324,460

		373,446,955

IT Services (5.3%)
Accenture plc, Class A	155,099	17,898,425
Alliance Data Systems Corp.*	30,702	6,754,440
Automatic Data Processing, Inc.	144,451	12,958,699
Black Knight Financial Services, Inc., Class A*	5,071	157,353
Booz Allen Hamilton Holding Corp.	22,554	682,935
Broadridge Financial Solutions, Inc.	102,779	6,095,822
Cognizant Technology Solutions Corp., Class A*	151,059	9,471,399
CoreLogic, Inc.*	10,567	366,675
DST Systems, Inc.	6,693	754,770
EPAM Systems, Inc.*	88,903	6,638,387
Fidelity National Information Services, Inc.	30,497	1,930,765
First Data Corp., Class A*	36,662	474,406
Fiserv, Inc.*	83,526	8,568,097
FleetCor Technologies, Inc.*	22,814	3,393,583
Gartner, Inc.*	20,680	1,847,758
Genpact Ltd.*	38,922	1,058,289
Global Payments, Inc.	32,399	2,115,655
International Business Machines Corp.	124,403	18,840,834
Jack Henry & Associates, Inc.	20,487	1,732,586
Leidos Holdings, Inc.	1,603	80,663
MasterCard, Inc., Class A	362,306	34,237,917
Paychex, Inc.	69,557	3,756,774
PayPal Holdings, Inc.*	525,620	20,288,932
Sabre Corp.	26,978	780,204
Square, Inc., Class A*	4,446	67,935
Teradata Corp.*	24,261	636,609
Total System Services, Inc.	40,169	1,911,241
Vantiv, Inc., Class A*	35,580	1,917,050
Visa, Inc., Class A	1,043,048	79,772,311
Western Union Co.	127,031	2,450,428
WEX, Inc.*	9,803	817,178

		248,458,120

Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc.	95,666	5,662,471
Applied Materials, Inc.	166,857	3,534,031
ARM Holdings plc (ADR)	259,495	11,337,337
ASML Holding N.V. (N.Y. Shares)	30,800	3,092,012
Atmel Corp.	99,776	810,181
Broadcom Ltd.	65,632	10,140,144
Intel Corp.	82,668	2,674,310
KLA-Tencor Corp.	39,601	2,883,349
Lam Research Corp.	27,717	2,289,424
Linear Technology Corp.	96,342	4,292,999
Maxim Integrated Products, Inc.	23,490	863,962
Microchip Technology, Inc.	51,648	2,489,434
Micron Technology, Inc.*	22,160	232,015
NXP Semiconductors N.V.*	48,700	3,948,109
ON Semiconductor Corp.*	96,453	924,984
Qorvo, Inc.*	34,800	1,754,268
QUALCOMM, Inc.	354,118	18,109,595
Skyworks Solutions, Inc.	46,941	3,656,704
SunEdison, Inc.*	67,637	36,537
SunPower Corp.*	1,074	23,993
Texas Instruments, Inc.	257,495	14,785,363
Xilinx, Inc.	14,354	680,810

		94,222,032

Software (5.3%)
Adobe Systems, Inc.*	187,624	17,599,131
ANSYS, Inc.*	4,440	397,202
Atlassian Corp. plc, Class A*	4,128	103,819
Autodesk, Inc.*	261,731	15,261,535
Cadence Design Systems, Inc.*	73,418	1,731,196
CDK Global, Inc.	39,894	1,857,066
Citrix Systems, Inc.*	39,761	3,124,419
Electronic Arts, Inc.*	182,435	12,060,778
FireEye, Inc.*	34,754	625,225
Fortinet, Inc.*	35,313	1,081,637
Intuit, Inc.	63,408	6,595,066
Microsoft Corp.	1,526,569	84,312,406
Mobileye N.V.*	106,000	3,952,740
NetSuite, Inc.*	39,143	2,680,904
Oracle Corp.	989,994	40,500,655
PTC, Inc.*	27,838	923,108
Red Hat, Inc.*	44,942	3,348,628

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
salesforce.com, Inc.*	315,601	$23,300,822
ServiceNow, Inc.*	162,843	9,962,735
Splunk, Inc.*	31,511	1,541,833
SS&C Technologies Holdings, Inc.	17,760	1,126,339
Synopsys, Inc.*	3,162	153,167
Tableau Software, Inc., Class A*	35,256	1,617,193
Take-Two Interactive Software, Inc.*	194,980	7,344,897
Tyler Technologies, Inc.*	27,840	3,580,502
Ultimate Software Group, Inc.*	7,043	1,362,821
VMware, Inc., Class A*	20,331	1,063,515
Workday, Inc., Class A*	25,825	1,984,393

		249,193,732

Technology Hardware, Storage & Peripherals (3.9%)
3D Systems Corp.*	11,460	177,286
Apple, Inc.	1,680,853	183,196,168
EMC Corp.	38,991	1,039,110
NetApp, Inc.	20,216	551,695

		184,964,259

Total Information Technology		1,203,740,359

Materials (2.4%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	43,488	6,264,446
Airgas, Inc.	3,969	562,169
Ashland, Inc.	29,315	3,223,477
Axalta Coating Systems Ltd.*	25,312	739,110
Celanese Corp.	3,039	199,055
CF Industries Holdings, Inc.	57,207	1,792,867
Chermours Co.	23,361	163,527
Dow Chemical Co.	36,378	1,850,185
E.I. du Pont de Nemours & Co.	102,897	6,515,438
Eastman Chemical Co.	8,738	631,146
Ecolab, Inc.	64,957	7,244,005
FMC Corp.	23,488	948,211
GCP Applied Technologies, Inc.*	18,344	365,779
Huntsman Corp.	30,369	403,908
International Flavors & Fragrances, Inc.	19,956	2,270,394
LyondellBasell Industries N.V., Class A	89,960	7,698,777
Monsanto Co.	108,780	9,544,357
NewMarket Corp.	2,031	804,804
Platform Specialty Products Corp.*	5,493	47,240
PPG Industries, Inc.	66,886	7,457,120
Praxair, Inc.	59,089	6,762,736
RPM International, Inc.	33,186	1,570,693
Scotts Miracle-Gro Co., Class A	9,811	713,947
Sherwin-Williams Co.	45,858	13,054,397
Valspar Corp.	20,177	2,159,343
W.R. Grace & Co.*	18,344	1,305,726

		84,292,857

Construction Materials (0.2%)
Eagle Materials, Inc.	12,004	841,600
Martin Marietta Materials, Inc.	13,334	2,126,906
Vulcan Materials Co.	52,952	5,590,143

		8,558,649

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,235	253,657
Avery Dennison Corp.	20,999	1,514,238
Ball Corp.	34,087	2,430,062
Bemis Co., Inc.	2,967	153,631
Crown Holdings, Inc.*	14,414	714,790
Graphic Packaging Holding Co.	49,002	629,676
International Paper Co.	98,382	4,037,597
Owens-Illinois, Inc.*	2,838	45,295
Packaging Corp. of America	24,337	1,469,955
Sealed Air Corp.	49,133	2,358,875
Silgan Holdings, Inc.	10,330	549,246
WestRock Co.	6,743	263,179

		14,420,201

Metals & Mining (0.1%)
Compass Minerals International, Inc.	58,018	4,111,156
Royal Gold, Inc.	960	49,238
Southern Copper Corp.	9,330	258,534
Steel Dynamics, Inc.	7,497	168,758
Tahoe Resources, Inc.	5,732	57,492

		4,645,178

Total Materials		111,916,885

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	221,508	8,676,468
Level 3 Communications, Inc.*	8,062	426,077
SBA Communications Corp., Class A*	48,658	4,874,072
Verizon Communications, Inc.	934,592	50,542,735
Zayo Group Holdings, Inc.*	232,316	5,631,340

		70,150,692

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	54,000	2,068,200

Total Telecommunication Services		72,218,892

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	14,588	635,599

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	12,064	183,011
TerraForm Power, Inc., Class A*	743	6,427

		189,438

Multi-Utilities (0.0%)
Dominion Resources, Inc.	7,565	568,283

Total Utilities		1,393,320

Total Common Stocks (82.0%) (Cost $2,661,653,652)		3,871,000,839

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(7.3%)
iShares® Core S&P 500 ETF	5,579	1,152,900
iShares® Morningstar Large-Cap ETF	10,023	1,193,639
iShares® Morningstar Large-Cap Growth ETF‡	663,465	78,421,563
iShares® Morningstar Large-Cap Value ETF	25,268	2,119,227
iShares® Russell 1000 ETF	3,225	367,876
iShares® Russell 1000 Growth ETF	1,050,673	104,836,152
iShares® Russell 1000 Value ETF	52,290	5,166,775
iShares® S&P 100 ETF	2,587	236,374
iShares® S&P 500 Growth ETF	629,550	72,958,549
iShares® S&P 500 Value ETF	6,504	584,970
Vanguard Growth ETF	714,322	76,039,577
Vanguard Large-Cap ETF	600	56,406

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Value ETF	29,200	$2,405,788

Total Investment Companies (7.3%) (Cost $209,551,465)		345,539,796

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceauticals, Inc. (Contingent Value Shares)(b)*† (Cost $—)	306	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (6.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	293,669,929	293,669,929

Total Short-Term Investment (6.2%) (Cost $293,669,929)		293,669,929

Total Investments (95.5%) (Cost $3,164,875,046)		4,510,210,564
Other Assets Less Liabilities (4.5%)		214,974,138

Net Assets (100%)		$4,725,184,702

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$78,396,755	$1,333,037	$—	$78,421,563	$208,348	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying portfolios.

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	998	June-16	$85,074,849	$89,345,950	$4,271,101
S&P 500 E-Mini Index	3,480	June-16	343,175,088	356,961,000	13,785,912

					$18,057,013

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$800,700,035	$—	$—		$800,700,035
Consumer Staples	418,547,476	—	—		418,547,476
Energy	24,471,135	—	—		24,471,135
Financials	235,767,990	—	—		235,767,990
Health Care	602,907,170	—	—		602,907,170
Industrials	399,337,577	—	—		399,337,577
Information Technology	1,197,798,330	5,942,029	—		1,203,740,359
Materials	111,916,885	—	—		111,916,885
Telecommunication Services	72,218,892	—	—		72,218,892
Utilities	1,393,320	—	—		1,393,320
Futures	18,057,013	—	—		18,057,013
Investment Companies
Exchange Traded Funds (ETFs)	345,539,796	—	—		345,539,796
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments	293,669,929	—	—		293,669,929

Total Assets	$4,522,325,548	$5,942,029	$—		$4,528,267,577

Total Liabilities	$—	$—	$—		$—

Total	$4,522,325,548	$5,942,029	$—		$4,528,267,577

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,393,200,822
Aggregate gross unrealized depreciation	(77,257,479)

Net unrealized appreciation	$1,315,943,343

Federal income tax cost of investments	$3,194,267,221

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.5%)
Auto Components (0.8%)
Delphi Automotive plc	39,037	$2,928,556
Gentex Corp.	43,602	684,116
Goodyear Tire & Rubber Co.	215,439	7,105,178
Johnson Controls, Inc.	248,160	9,670,795
Lear Corp.	107,696	11,972,564
Magna International, Inc.	138,841	5,964,609

		38,325,818

Automobiles (0.7%)
Ford Motor Co.	1,158,820	15,644,070
General Motors Co.	519,302	16,321,662
Harley-Davidson, Inc.	70,449	3,616,147
Thor Industries, Inc.	16,040	1,022,871

		36,604,750

Distributors (0.0%)
Genuine Parts Co.	3,262	324,112

Diversified Consumer Services (0.0%)
DeVry Education Group, Inc.	11,860	204,822
Graham Holdings Co., Class B	1,126	540,480
H&R Block, Inc.	4,500	118,890

		864,192

Hotels, Restaurants & Leisure (0.5%)
Aramark	4,830	159,969
Carnival Corp.	126,062	6,652,292
Darden Restaurants, Inc.	29,932	1,984,492
Hyatt Hotels Corp., Class A*	10,092	499,453
International Game Technology plc	9,100	166,075
McDonald’s Corp.	57,600	7,239,168
MGM Resorts International*	122,862	2,634,161
Norwegian Cruise Line Holdings Ltd.*	3,182	175,933
Royal Caribbean Cruises Ltd.	51,086	4,196,715
Starbucks Corp.	48,176	2,876,107
Wendy’s Co.	60,592	659,847
Wyndham Worldwide Corp.	710	54,265
Wynn Resorts Ltd.	2,800	261,604

		27,560,081

Household Durables (0.5%)
D.R. Horton, Inc.	57,065	1,725,075
Garmin Ltd.	35,112	1,403,076
Lennar Corp., Class A	31,386	1,517,827
Lennar Corp., Class B	1,700	65,807
Mohawk Industries, Inc.*	5,487	1,047,468
Newell Rubbermaid, Inc.	259,570	11,496,355
PulteGroup, Inc.	108,200	2,024,422
Toll Brothers, Inc.*	33,860	999,209
Tupperware Brands Corp.	10,630	616,327
Whirlpool Corp.	21,572	3,890,295

		24,785,861

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	6,647	3,945,925
Expedia, Inc.	3,947	425,566
Liberty Interactive Corp. QVC Group*	80,411	2,030,378
Priceline Group, Inc.*	1,122	1,446,213

		7,848,082

Leisure Products (0.1%)
Brunswick Corp.	7,200	345,456
Hasbro, Inc.	6,268	502,067
Mattel, Inc.	100,400	3,375,448
Vista Outdoor, Inc.*	16,518	857,449

		5,080,420

Media (1.8%)
Cable One, Inc.	1,126	492,208
Cablevision Systems Corp. - New York Group, Class A	51,400	1,696,200
Clear Channel Outdoor Holdings, Inc., Class A	6,500	30,550
Comcast Corp., Class A	408,018	24,921,739
Discovery Communications, Inc., Class A*	4,100	117,383
Discovery Communications, Inc., Class C*	7,300	197,100
DISH Network Corp., Class A*	21,100	976,086
Gannett Co., Inc.	33,569	508,235
Interpublic Group of Cos., Inc.	194,656	4,467,355
John Wiley & Sons, Inc., Class A	13,712	670,380
Liberty Broadband Corp.*	27,442	1,591,884
Liberty Media Corp.*	90,468	3,462,642
News Corp., Class A	113,832	1,453,635
News Corp., Class B	35,800	474,350
Omnicom Group, Inc.	105,309	8,764,868
Scripps Networks Interactive, Inc., Class A	73,630	4,822,765
TEGNA, Inc.	67,238	1,577,404
Thomson Reuters Corp.	97,836	3,960,401
Time Warner Cable, Inc.	22,378	4,578,986
Time Warner, Inc.	174,262	12,642,708
Time, Inc.	5,240	80,906
Tribune Media Co., Class A	23,900	916,565
Twenty-First Century Fox, Inc., Class A	148,337	4,135,636
Twenty-First Century Fox, Inc., Class B	46,300	1,305,660
Viacom, Inc., Class B	39,821	1,643,811
Walt Disney Co.	48,113	4,778,102

		90,267,559

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	5,515	468,279
Dollar General Corp.	80,602	6,899,531
J.C. Penney Co., Inc.*	90,477	1,000,676
Kohl’s Corp.	56,286	2,623,490
Macy’s, Inc.	134,096	5,912,293
Sears Holdings Corp.*	3,468	53,095
Target Corp.	215,211	17,707,561

		34,664,925

Specialty Retail (0.9%)
Aaron’s, Inc.	16,342	410,184
Advance Auto Parts, Inc.	9,574	1,535,095
Bed Bath & Beyond, Inc.*	17,066	847,156
Best Buy Co., Inc.	90,061	2,921,579
Cabela’s, Inc.*	13,500	657,315
CST Brands, Inc.	4,004	153,313
Dick’s Sporting Goods, Inc.	8,500	397,375
DSW, Inc., Class A	20,444	565,072
Foot Locker, Inc.	64,204	4,141,158
GameStop Corp., Class A	31,796	1,008,887
Gap, Inc.	94,740	2,785,356
GNC Holdings, Inc., Class A	130,610	4,146,868
Home Depot, Inc.	60,900	8,125,887
Lowe’s Cos., Inc.	36,280	2,748,210
Murphy USA, Inc.*	12,630	776,114
Office Depot, Inc.*	133,700	949,270
Penske Automotive Group, Inc.	7,900	299,410
Ross Stores, Inc.	77,668	4,496,977

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Staples, Inc.	190,096	$2,096,759
Tiffany & Co.	8,300	609,054
TJX Cos., Inc.	61,069	4,784,756

		44,455,795

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	70,500	2,826,345
Fossil Group, Inc.*	2,200	97,724
NIKE, Inc., Class B	98,882	6,078,276
PVH Corp.	24,582	2,435,093
Ralph Lauren Corp.	16,800	1,617,168

		13,054,606

Total Consumer Discretionary		323,836,201

Consumer Staples (6.6%)
Beverages (0.4%)
Brown-Forman Corp., Class A	600	64,014
Brown-Forman Corp., Class B	2,400	236,328
Diageo plc	194,429	5,254,063
Molson Coors Brewing Co., Class B	40,922	3,935,878
PepsiCo, Inc.	90,900	9,315,432

		18,805,715

Food & Staples Retailing (1.5%)
CVS Health Corp.	116,719	12,107,262
Kroger Co.	124,624	4,766,868
Rite Aid Corp.*	119,100	970,665
Sysco Corp.	121,250	5,666,013
Walgreens Boots Alliance, Inc.	216,606	18,246,889
Wal-Mart Stores, Inc.	468,874	32,113,180
Whole Foods Market, Inc.	8,900	276,879

		74,147,756

Food Products (1.7%)
Archer-Daniels-Midland Co.	278,553	10,114,260
Blue Buffalo Pet Products, Inc.*	4,086	104,847
Bunge Ltd.	42,614	2,414,935
Campbell Soup Co.	21,251	1,355,601
ConAgra Foods, Inc.	123,269	5,500,263
Danone S.A.	51,728	3,679,419
Flowers Foods, Inc.	5,600	103,376
General Mills, Inc.	140,890	8,925,382
Ingredion, Inc.	38,996	4,164,383
J.M. Smucker Co.	43,080	5,593,507
Kellogg Co.	7,420	568,001
Mondelez International, Inc., Class A	573,902	23,024,948
Nestle S.A. (Registered)	103,035	7,699,095
Pilgrim’s Pride Corp.*	16,900	429,260
Pinnacle Foods, Inc.	34,581	1,545,079
Tyson Foods, Inc., Class A	134,792	8,985,235

		84,207,591

Household Products (1.7%)
Clorox Co.	8,077	1,018,187
Colgate-Palmolive Co.	52,800	3,730,320
Energizer Holdings, Inc.	18,373	744,290
Kimberly-Clark Corp.	59,381	7,987,338
Procter & Gamble Co.#	880,091	72,440,290

		85,920,425

Personal Products (0.1%)
Avon Products, Inc.	129,100	620,971
Edgewell Personal Care Co.	18,473	1,487,631
Herbalife Ltd.*	3,200	196,992
Nu Skin Enterprises, Inc., Class A	13,700	524,025

		2,829,619

Tobacco (1.2%)
Altria Group, Inc.	240,369	15,061,522
Philip Morris International, Inc.	442,168	43,381,102

		58,442,624

Total Consumer Staples		324,353,730

Energy (10.1%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	207,392	9,089,991
Cameron International Corp.*	56,812	3,809,245
Diamond Offshore Drilling, Inc.	19,003	412,935
Dril-Quip, Inc.*	11,600	702,496
Ensco plc, Class A	69,500	720,715
FMC Technologies, Inc.*	25,820	706,435
Frank’s International N.V.	10,257	169,035
Halliburton Co.	265,130	9,470,444
Helmerich & Payne, Inc.	28,583	1,678,394
Nabors Industries Ltd.	98,025	901,830
National Oilwell Varco, Inc.	184,394	5,734,653
Noble Corp. plc	71,800	743,130
Oceaneering International, Inc.	24,100	801,084
Patterson-UTI Energy, Inc.	43,549	767,333
Rowan Cos., plc, Class A	36,946	594,831
RPC, Inc.	14,900	211,282
Schlumberger Ltd.	490,161	36,149,374
Seadrill Ltd.*	110,900	365,970
Superior Energy Services, Inc.	340,828	4,563,687
Weatherford International plc*	229,900	1,788,622

		79,381,486

Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	150,706	7,018,378
Antero Resources Corp.*	20,600	512,322
Apache Corp.	485,293	23,687,151
California Resources Corp.	114,747	118,190
Cheniere Energy, Inc.*	70,200	2,374,866
Chesapeake Energy Corp.	174,083	717,222
Chevron Corp.	614,049	58,580,275
Cimarex Energy Co.	28,072	2,730,563
Cobalt International Energy, Inc.*	108,763	323,026
Columbia Pipeline Group, Inc.	118,604	2,976,960
Concho Resources, Inc.*	38,300	3,869,832
ConocoPhillips Co.	365,953	14,736,927
CONSOL Energy, Inc.	67,830	765,801
Continental Resources, Inc.*	17,000	516,120
CVR Energy, Inc.	3,000	78,300
Denbury Resources, Inc.	105,924	235,151
Devon Energy Corp.	349,081	9,578,783
Diamondback Energy, Inc.*	19,800	1,528,164
Energen Corp.	23,288	852,108
EOG Resources, Inc.	291,750	21,175,215
EP Energy Corp., Class A*	10,069	45,512
EQT Corp.	45,213	3,041,026
Exxon Mobil Corp.#	1,379,474	115,310,232
Golar LNG Ltd.	26,618	478,325
Gulfport Energy Corp.*	327,003	9,267,265
Hess Corp.	175,274	9,228,176
HollyFrontier Corp.	167,343	5,910,555
Kinder Morgan, Inc.	529,918	9,464,336
Kosmos Energy Ltd.*	46,700	271,794
Laredo Petroleum, Inc.*	36,456	289,096
Marathon Oil Corp.	1,320,433	14,709,624
Marathon Petroleum Corp.	261,318	9,715,803
Murphy Oil Corp.	52,822	1,330,586
Newfield Exploration Co.*	48,231	1,603,681
Noble Energy, Inc.	127,294	3,998,305
Occidental Petroleum Corp.	292,292	20,001,542
ONEOK, Inc.	34,044	1,016,554
PBF Energy, Inc., Class A	28,618	950,118

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Phillips 66	178,570	$15,462,376
Pioneer Natural Resources Co.	44,300	6,234,782
QEP Resources, Inc.	52,403	739,406
Range Resources Corp.	46,800	1,515,384
Rice Energy, Inc.*	21,562	301,006
SM Energy Co.	20,000	374,800
Southwestern Energy Co.*	114,100	920,787
Spectra Energy Corp.	199,226	6,096,316
Targa Resources Corp.	8,500	253,810
Teekay Corp.	8,393	72,683
Tesoro Corp.	35,133	3,021,789
Valero Energy Corp.	410,037	26,299,773
Whiting Petroleum Corp.*	60,548	483,173
World Fuel Services Corp.	17,490	849,664
WPX Energy, Inc.*	69,603	486,525

		422,120,158

Total Energy		501,501,644

Financials (23.8%)
Banks (9.0%)
Associated Banc-Corp.	45,184	810,601
Bank of America Corp.	4,267,503	57,696,641
Bank of Hawaii Corp.	12,928	882,724
BankUnited, Inc.	30,608	1,054,140
BB&T Corp.	301,739	10,038,857
BOK Financial Corp.	8,344	455,749
CIT Group, Inc.	51,608	1,601,396
Citigroup, Inc.	1,516,699	63,322,183
Citizens Financial Group, Inc.	288,742	6,049,145
Comerica, Inc.	52,751	1,997,680
Commerce Bancshares, Inc./Missouri	25,608	1,151,080
Cullen/Frost Bankers, Inc.	16,067	885,452
East West Bancorp, Inc.	42,629	1,384,590
Fifth Third Bancorp	240,324	4,011,008
First Horizon National Corp.	69,292	907,725
First Niagara Financial Group, Inc.	105,364	1,019,924
First Republic Bank/California	42,213	2,813,074
Huntington Bancshares, Inc./Ohio	239,901	2,288,656
JPMorgan Chase & Co.#	1,886,094	111,694,487
KeyCorp	514,711	5,682,409
M&T Bank Corp.	47,371	5,258,181
PacWest Bancorp	33,200	1,233,380
People’s United Financial, Inc.	91,648	1,459,953
PNC Financial Services Group, Inc.	206,188	17,437,319
Popular, Inc.	30,640	876,610
Regions Financial Corp.	827,396	6,495,059
Signature Bank/New York*	1,317	179,270
SunTrust Banks, Inc./Georgia	153,157	5,525,905
SVB Financial Group*	5,650	576,582
Synovus Financial Corp.	39,520	1,142,523
TCF Financial Corp.	50,136	614,667
U.S. Bancorp	706,658	28,683,248
Wells Fargo & Co.#	2,047,732	99,028,319
Zions Bancorp	60,214	1,457,781

		445,716,318

Capital Markets (2.3%)
Ameriprise Financial, Inc.	20,743	1,950,050
Bank of New York Mellon Corp.	417,063	15,360,430
BlackRock, Inc.	38,775	13,205,602
Charles Schwab Corp.	99,566	2,789,839
E*TRADE Financial Corp.*	85,951	2,104,940
Franklin Resources, Inc.	230,509	9,001,377
Goldman Sachs Group, Inc.	193,268	30,339,211
Interactive Brokers Group, Inc., Class A	15,594	613,156
Invesco Ltd.	111,807	3,440,301
KKR & Co. L.P.	69,526	1,021,337
Legg Mason, Inc.	19,515	676,780
Morgan Stanley	587,263	14,687,448
Northern Trust Corp.	69,254	4,513,283
Raymond James Financial, Inc.	37,930	1,805,847
State Street Corp.	181,370	10,613,772
TD Ameritrade Holding Corp.	11,653	367,419
Waddell & Reed Financial, Inc., Class A	1,500	35,310

		112,526,102

Consumer Finance (2.1%)
Ally Financial, Inc.*	132,300	2,476,656
American Express Co.	271,507	16,670,530
Capital One Financial Corp.	469,960	32,572,928
Discover Financial Services	557,560	28,390,955
Navient Corp.	107,493	1,286,691
OneMain Holdings, Inc.*	183,254	5,026,657
Santander Consumer USA Holdings, Inc.*	24,795	260,100
SLM Corp.*	520,626	3,311,181
Synchrony Financial*	454,597	13,028,750

		103,024,448

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B#*	516,121	73,227,247
CME Group, Inc./Illinois	95,208	9,144,728
Intercontinental Exchange, Inc.	21,283	5,004,485
Leucadia National Corp.	84,405	1,364,829
McGraw Hill Financial, Inc.	9,143	904,974
Nasdaq, Inc.	237,863	15,789,346
Voya Financial, Inc.	63,861	1,901,142

		107,336,751

Insurance (5.0%)
Aflac, Inc.	128,790	8,131,801
Alleghany Corp.*	4,834	2,398,631
Allied World Assurance Co. Holdings AG	28,270	987,754
Allstate Corp.	241,395	16,262,781
American Financial Group, Inc./Ohio	60,027	4,224,100
American International Group, Inc.	500,479	27,050,890
American National Insurance Co.	2,179	251,674
AmTrust Financial Services, Inc.	23,000	595,240
Aon plc	71,409	7,458,670
Arch Capital Group Ltd.*	36,864	2,621,030
Arthur J. Gallagher & Co.	22,200	987,456
Aspen Insurance Holdings Ltd.	18,224	869,285
Assurant, Inc.	20,169	1,556,038
Assured Guaranty Ltd.	41,892	1,059,868
Axis Capital Holdings Ltd.	29,994	1,663,467
Brown & Brown, Inc.	34,362	1,230,160
Chubb Ltd.	212,673	25,339,988
Cincinnati Financial Corp.	48,821	3,190,941
CNA Financial Corp.	7,922	254,930
Endurance Specialty Holdings Ltd.	18,434	1,204,478
Everest Reinsurance Group Ltd.	13,175	2,601,140
First American Financial Corp.	69,161	2,635,726
FNF Group	197,489	6,694,877
Genworth Financial, Inc., Class A*	668,018	1,823,689
Hanover Insurance Group, Inc.	13,101	1,181,972
Hartford Financial Services Group, Inc.	298,919	13,774,187
Lincoln National Corp.	185,533	7,272,894
Loews Corp.	92,340	3,532,928
Markel Corp.*	3,749	3,342,496
Marsh & McLennan Cos., Inc.	63,872	3,882,779
Mercury General Corp.	8,041	446,275
MetLife, Inc.	468,300	20,577,102

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	77,491	$1,416,535
Principal Financial Group, Inc.	87,297	3,443,867
ProAssurance Corp.	16,270	823,262
Progressive Corp.	191,505	6,729,486
Prudential Financial, Inc.	240,459	17,365,949
Reinsurance Group of America, Inc.	19,645	1,890,831
RenaissanceReinsurance Holdings Ltd.	13,736	1,645,985
Torchmark Corp.	37,421	2,026,721
Travelers Cos., Inc.	190,540	22,237,923
Unum Group	74,053	2,289,719
Validus Holdings Ltd.	25,078	1,183,431
W. R. Berkley Corp.	28,854	1,621,595
White Mountains Insurance Group Ltd.	1,696	1,361,210
XL Group plc	214,995	7,911,816

		247,053,577

Real Estate Investment Trusts (REITs) (3.1%)
Alexandria Real Estate Equities, Inc. (REIT)	21,406	1,945,591
American Campus Communities, Inc. (REIT)	33,311	1,568,615
American Capital Agency Corp. (REIT)	104,648	1,949,592
American Homes 4 Rent (REIT), Class A	49,108	780,817
Annaly Capital Management, Inc. (REIT)	281,280	2,885,933
Apartment Investment & Management Co. (REIT), Class A	46,349	1,938,315
Apple Hospitality REIT, Inc. (REIT)	52,000	1,030,120
AvalonBay Communities, Inc. (REIT)	39,248	7,464,970
Boston Properties, Inc. (REIT)	3,975	505,143
Brandywine Realty Trust (REIT)	53,344	748,416
Brixmor Property Group, Inc. (REIT)	107,621	2,757,250
Camden Property Trust (REIT)	25,767	2,166,747
Care Capital Properties, Inc. (REIT)	24,499	657,553
CBL & Associates Properties, Inc. (REIT)	49,555	589,705
Chimera Investment Corp. (REIT)	56,056	761,801
Columbia Property Trust, Inc. (REIT)	32,500	714,675
Communications Sales & Leasing, Inc. (REIT)	35,707	794,481
Corporate Office Properties Trust (REIT)	27,997	734,641
Corrections Corp. of America (REIT)	34,689	1,111,782
DDR Corp. (REIT)	89,869	1,598,770
Digital Realty Trust, Inc. (REIT)	18,560	1,642,374
Douglas Emmett, Inc. (REIT)	43,244	1,302,077
Duke Realty Corp. (REIT)	102,339	2,306,721
Empire State Realty Trust, Inc. (REIT), Class A	17,400	305,022
Equity Commonwealth (REIT)*	38,446	1,084,946
Equity Residential (REIT)	108,039	8,106,166
Essex Property Trust, Inc. (REIT)	19,409	4,538,989
Forest City Realty Trust, Inc. (REIT), Class A	64,758	1,365,746
Four Corners Property Trust, Inc. (REIT)	13,626	244,587
Gaming and Leisure Properties, Inc. (REIT)	22,532	696,689
General Growth Properties, Inc. (REIT)	171,225	5,090,519
HCP, Inc. (REIT)	137,009	4,463,753
Healthcare Trust of America, Inc. (REIT), Class A	33,497	985,482
Hospitality Properties Trust (REIT)	44,483	1,181,469
Host Hotels & Resorts, Inc. (REIT)	224,838	3,754,795
Iron Mountain, Inc. (REIT)	37,928	1,286,138
Kilroy Realty Corp. (REIT)	26,088	1,614,065
Kimco Realty Corp. (REIT)	122,472	3,524,744
Liberty Property Trust (REIT)	44,347	1,483,851
Macerich Co. (REIT)	47,009	3,724,993
MFA Financial, Inc. (REIT)	109,857	752,520
Mid-America Apartment Communities, Inc. (REIT)	22,338	2,283,167
National Retail Properties, Inc. (REIT)	39,762	1,837,004
NorthStar Realty Europe Corp. (REIT)	18,000	208,800
NorthStar Realty Finance Corp. (REIT)	54,100	709,792
Omega Healthcare Investors, Inc. (REIT)	39,400	1,390,820
Outfront Media, Inc. (REIT)	108,738	2,294,372
Paramount Group, Inc. (REIT)	52,974	844,935
Piedmont Office Realty Trust, Inc. (REIT), Class A	43,088	875,117
Post Properties, Inc. (REIT)	10,715	640,114
Prologis, Inc. (REIT)	155,554	6,872,376
Public Storage (REIT)	3,750	1,034,363
Rayonier, Inc. (REIT)	37,600	927,968
Realty Income Corp. (REIT)	74,088	4,631,241
Regency Centers Corp. (REIT)	28,002	2,095,950
Retail Properties of America, Inc. (REIT), Class A	70,397	1,115,792
Senior Housing Properties Trust (REIT)	69,722	1,247,327
SL Green Realty Corp. (REIT)	29,615	2,869,101
Spirit Realty Capital, Inc. (REIT)	130,933	1,472,996
Starwood Property Trust, Inc. (REIT)	277,006	5,243,724
Taubman Centers, Inc. (REIT)	11,543	822,208
Two Harbors Investment Corp. (REIT)	108,761	863,562
UDR, Inc. (REIT)	76,828	2,960,183
Ventas, Inc. (REIT)	98,198	6,182,546
VEREIT, Inc. (REIT)	268,600	2,382,482
Vornado Realty Trust (REIT)	55,946	5,282,981
Weingarten Realty Investors (REIT)	36,716	1,377,584
Welltower, Inc. (REIT)	57,112	3,960,146
Weyerhaeuser Co. (REIT)	189,520	5,871,330
WP Carey, Inc. (REIT)	30,953	1,926,515
WP Glimcher, Inc. (REIT)	54,973	521,694

		152,906,753

Real Estate Management & Development (0.0%)
Howard Hughes Corp.*	6,999	741,124
Jones Lang LaSalle, Inc.	3,646	427,748
Realogy Holdings Corp.*	27,607	996,889

		2,165,761

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	219,418	3,488,746
TFS Financial Corp.	19,496	338,646

		3,827,392

Total Financials		1,174,557,102

Health Care (11.1%)
Biotechnology (0.4%)
Alkermes plc*	7,600	259,844
Alnylam Pharmaceuticals, Inc.*	4,000	251,080
Baxalta, Inc.	248,720	10,048,288

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Biogen, Inc.*	5,004	$1,302,641
Gilead Sciences, Inc.	83,627	7,681,976

		19,543,829

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	558,295	23,353,480
Alere, Inc.*	9,053	458,172
Baxter International, Inc.	295,400	12,135,032
Boston Scientific Corp.*	366,806	6,899,621
Cooper Cos., Inc.	4,564	702,719
DENTSPLY SIRONA, Inc.	30,887	1,903,566
Hill-Rom Holdings, Inc.	1,365	68,660
Medtronic plc	641,000	48,075,000
St. Jude Medical, Inc.	160,359	8,819,745
Stryker Corp.	49,442	5,304,632
Teleflex, Inc.	12,398	1,946,610
Zimmer Biomet Holdings, Inc.	130,854	13,952,962

		123,620,199

Health Care Providers & Services (1.5%)
Aetna, Inc.	159,725	17,945,104
Anthem, Inc.	62,646	8,707,168
Brookdale Senior Living, Inc.*	42,800	679,664
Cardinal Health, Inc.	9,442	773,772
Centene Corp.*	11,885	731,770
Cigna Corp.	15,696	2,154,119
Community Health Systems, Inc.*	34,999	647,832
DaVita HealthCare Partners, Inc.*	37,300	2,737,074
Express Scripts Holding Co.*	90,616	6,224,413
HCA Holdings, Inc.*	87,729	6,847,249
Humana, Inc.	3,334	609,955
Laboratory Corp. of America Holdings*	19,964	2,338,383
LifePoint Health, Inc.*	11,881	822,759
McKesson Corp.	9,057	1,424,213
MEDNAX, Inc.*	11,706	756,442
Patterson Cos., Inc.	11,585	539,050
Quest Diagnostics, Inc.	88,936	6,354,477
UnitedHealth Group, Inc.	85,510	11,022,239
Universal Health Services, Inc., Class B	22,338	2,785,995
VCA, Inc.*	1,343	77,478

		74,179,156

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	36,950	488,109

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	98,820	3,937,977
Bio-Rad Laboratories, Inc., Class A*	6,183	845,340
Bio-Techne Corp.	6,462	610,788
PerkinElmer, Inc.	28,404	1,404,862
QIAGEN N.V.*	68,844	1,537,975
Quintiles Transnational Holdings, Inc.*	1,266	82,417
Thermo Fisher Scientific, Inc.	114,046	16,147,773
VWR Corp.*	4,017	108,700

		24,675,832

Pharmaceuticals (6.2%)
Allergan plc*	68,977	18,487,905
Endo International plc*	71,542	2,013,907
Johnson & Johnson#	1,011,746	109,470,917
Mallinckrodt plc*	21,062	1,290,680
Merck & Co., Inc.	1,337,485	70,766,331
Mylan N.V.*	18,900	876,015
Novartis AG (Registered)	16,560	1,200,387
Perrigo Co. plc	35,400	4,528,722
Pfizer, Inc.#	3,152,633	93,444,042
Roche Holding AG	4,750	1,169,284
Teva Pharmaceutical Industries Ltd. (ADR)	50,460	2,700,115

		305,948,305

Total Health Care		548,455,430

Industrials (9.3%)
Aerospace & Defense (2.3%)
B/E Aerospace, Inc.	20,930	965,292
Boeing Co.	31,710	4,025,267
BWX Technologies, Inc.	25,358	851,015
General Dynamics Corp.	60,108	7,896,388
Honeywell International, Inc.	127,514	14,287,944
Huntington Ingalls Industries, Inc.	12,180	1,667,929
L-3 Communications Holdings, Inc.	74,121	8,783,339
Lockheed Martin Corp.	54,260	12,018,590
Northrop Grumman Corp.	68,627	13,581,283
Orbital ATK, Inc.	18,009	1,565,703
Raytheon Co.	99,615	12,215,787
Spirit AeroSystems Holdings, Inc., Class A*	3,173	143,927
Textron, Inc.	63,707	2,322,757
Triumph Group, Inc.	14,542	457,782
United Technologies Corp.	340,463	34,080,346

		114,863,349

Air Freight & Logistics (0.3%)
FedEx Corp.	53,715	8,740,505
United Parcel Service, Inc., Class B	72,916	7,690,450

		16,430,955

Airlines (0.3%)
American Airlines Group, Inc.	31,160	1,277,872
Copa Holdings S.A., Class A	9,800	663,950
Delta Air Lines, Inc.	137,739	6,705,135
JetBlue Airways Corp.*	317,962	6,715,357

		15,362,314

Building Products (0.1%)
Armstrong World Industries, Inc.*	4,300	207,991
Fortune Brands Home & Security, Inc.	30,696	1,720,204
Owens Corning, Inc.	35,037	1,656,549

		3,584,744

Commercial Services & Supplies (0.5%)
ADT Corp.	50,838	2,097,576
Clean Harbors, Inc.*	5,600	276,304
KAR Auction Services, Inc.	27,877	1,063,229
Pitney Bowes, Inc.	36,678	790,044
R.R. Donnelley & Sons Co.	29,361	481,520
Republic Services, Inc.	71,965	3,429,132
Tyco International plc	175,260	6,433,795
Waste Connections, Inc.	36,782	2,375,749
Waste Management, Inc.	124,461	7,343,199

		24,290,548

Construction & Engineering (0.3%)
AECOM*	102,784	3,164,719
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	29,000	1,061,110
Fluor Corp.	43,505	2,336,218
Jacobs Engineering Group, Inc.*	37,285	1,623,762
KBR, Inc.	42,797	662,498
Quanta Services, Inc.*	98,398	2,219,859
Valmont Industries, Inc.	6,600	817,344

		11,885,510

Electrical Equipment (0.5%)
Babcock & Wilcox Enterprises, Inc.*	12,679	271,331
Eaton Corp. plc	328,101	20,525,999
Emerson Electric Co.	61,635	3,351,711
Hubbell, Inc.	14,946	1,583,230

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Regal Beloit Corp.	12,593	$794,492

		26,526,763

Industrial Conglomerates (2.5%)
3M Co.	62,161	10,357,887
Carlisle Cos., Inc.	15,078	1,500,261
Danaher Corp.	215,627	20,454,377
General Electric Co.#	2,791,330	88,736,381
Roper Technologies, Inc.	18,400	3,362,968

		124,411,874

Machinery (1.4%)
AGCO Corp.	22,451	1,115,815
Allison Transmission Holdings, Inc.	24,300	655,614
Caterpillar, Inc.	167,693	12,835,222
Colfax Corp.*	29,800	851,982
Crane Co.	14,274	768,798
Cummins, Inc.	24,130	2,652,852
Deere & Co.	96,822	7,454,326
Donaldson Co., Inc.	3,954	126,172
Dover Corp.	47,639	3,064,617
Flowserve Corp.	21,300	945,933
IDEX Corp.	2,055	170,318
Illinois Tool Works, Inc.	52,973	5,426,554
Ingersoll-Rand plc	94,685	5,871,417
ITT Corp.	137,433	5,069,903
Joy Global, Inc.	28,812	463,009
Kennametal, Inc.	23,495	528,403
Lincoln Electric Holdings, Inc.	1,800	105,426
Manitowoc Co., Inc.	40,400	174,932
Manitowoc Foodservice, Inc.*	40,400	595,496
Oshkosh Corp.	23,199	948,143
PACCAR, Inc.	10,076	551,057
Parker-Hannifin Corp.	22,538	2,503,521
Pentair plc	90,378	4,903,910
SPX Corp.	12,102	181,772
SPX FLOW, Inc.*	12,102	303,518
Stanley Black & Decker, Inc.	64,557	6,792,042
Terex Corp.	31,103	773,843
Timken Co.	23,039	771,576
Trinity Industries, Inc.	45,898	840,392
Xylem, Inc.	53,817	2,201,115

		69,647,678

Marine (0.0%)
Kirby Corp.*	16,500	994,785

Professional Services (0.5%)
Dun & Bradstreet Corp.	10,502	1,082,546
Equifax, Inc.	38,540	4,404,736
IHS, Inc., Class A*	3,000	372,480
ManpowerGroup, Inc.	32,338	2,632,960
Nielsen Holdings plc	268,689	14,149,163
TransUnion*	2,152	59,417

		22,701,302

Road & Rail (0.5%)
AMERCO	1,203	429,844
Canadian National Railway Co.	36,389	2,272,857
CSX Corp.	217,508	5,600,831
Genesee & Wyoming, Inc., Class A*	10,239	641,986
Kansas City Southern	32,800	2,802,760
Norfolk Southern Corp.	90,508	7,534,791
Ryder System, Inc.	15,858	1,027,281
Union Pacific Corp.	37,713	3,000,069

		23,310,419

Trading Companies & Distributors (0.1%)
AerCap Holdings N.V.*	4,420	171,319
Air Lease Corp.	33,649	1,080,806
GATX Corp.	13,012	618,070
MSC Industrial Direct Co., Inc., Class A	9,800	747,838
NOW, Inc.*	31,726	562,185
WESCO International, Inc.*	13,064	714,209

		3,894,427

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	20,500	1,382,520

Total Industrials		459,287,188

Information Technology (11.1%)
Communications Equipment (1.9%)
ARRIS International plc*	33,600	770,112
Brocade Communications Systems, Inc.	123,976	1,311,666
Cisco Systems, Inc.	2,571,683	73,215,815
CommScope Holding Co., Inc.*	17,300	483,016
EchoStar Corp., Class A*	13,083	579,446
Harris Corp.	30,514	2,375,820
Juniper Networks, Inc.	96,429	2,459,904
Lumentum Holdings, Inc.*	13,860	373,804
Nokia Oyj (ADR)	476,760	2,817,652
Telefonaktiebolaget LM Ericsson (ADR)	672,230	6,742,467
Viavi Solutions, Inc.*	69,403	476,104

		91,605,806

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	28,408	1,829,759
Avnet, Inc.	40,282	1,784,493
Corning, Inc.	351,066	7,333,769
Dolby Laboratories, Inc., Class A	14,736	640,427
Fitbit, Inc., Class A*	4,065	61,585
FLIR Systems, Inc.	15,335	505,288
Ingram Micro, Inc., Class A	43,725	1,570,165
Jabil Circuit, Inc.	46,774	901,335
Keysight Technologies, Inc.*	196,575	5,452,990
National Instruments Corp.	26,000	782,860
Trimble Navigation Ltd.*	72,900	1,807,920

		22,670,591

Internet Software & Services (0.5%)
Alphabet, Inc., Class C*	21,785	16,228,736
Match Group, Inc.*	2,072	22,916
Yahoo!, Inc.*	278,500	10,251,585
Zillow Group, Inc., Class A*	5,200	132,860
Zillow Group, Inc., Class C*	10,400	246,792

		26,882,889

IT Services (1.5%)
Accenture plc, Class A	135,562	15,643,855
Amdocs Ltd.	45,843	2,769,834
Automatic Data Processing, Inc.	27,500	2,467,025
Black Knight Financial Services, Inc., Class A*	700	21,721
Booz Allen Hamilton Holding Corp.	2,211	66,949
Computer Sciences Corp.	41,170	1,415,836
CoreLogic, Inc.*	14,725	510,957
CSRA, Inc.	41,170	1,107,473
DST Systems, Inc.	2,340	263,882
Fidelity National Information Services, Inc.	113,365	7,177,138
First Data Corp., Class A*	67,924	878,937
Fiserv, Inc.*	28,797	2,953,996
International Business Machines Corp.	153,845	23,299,825
Leidos Holdings, Inc.	18,084	909,987
MasterCard, Inc., Class A	31,723	2,997,823
Paychex, Inc.	12,270	662,703

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Square, Inc., Class A*	2,042	$31,202
Teradata Corp.*	10,100	265,024
Visa, Inc., Class A	44,013	3,366,114
Xerox Corp.	707,897	7,900,131

		74,710,412

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	33,855	2,003,877
Applied Materials, Inc.	555,923	11,774,449
Broadcom Ltd.	38,666	5,973,897
Cree, Inc.*	30,500	887,550
Cypress Semiconductor Corp.*	98,481	852,846
First Solar, Inc.*	22,394	1,533,317
Intel Corp.	1,465,353	47,404,170
Lam Research Corp.	13,464	1,112,126
Marvell Technology Group Ltd.	134,400	1,385,664
Maxim Integrated Products, Inc.	55,200	2,030,256
Micron Technology, Inc.*	295,645	3,095,403
NVIDIA Corp.	159,615	5,687,082
ON Semiconductor Corp.*	9,793	93,915
QUALCOMM, Inc.	785,639	40,177,579
SunEdison, Inc.*	6,400	3,457
SunPower Corp.*	15,000	335,100
Teradyne, Inc.	178,729	3,858,759
Texas Instruments, Inc.	141,325	8,114,882
Xilinx, Inc.	59,000	2,798,370

		139,122,699

Software (2.5%)
Activision Blizzard, Inc.	149,776	5,068,420
ANSYS, Inc.*	21,600	1,932,336
Autodesk, Inc.*	17,369	1,012,787
CA, Inc.	88,806	2,734,337
Intuit, Inc.	7,934	825,215
Microsoft Corp.	1,381,740	76,313,500
Nuance Communications, Inc.*	75,035	1,402,404
Oracle Corp.	705,408	28,858,241
SS&C Technologies Holdings, Inc.	2,500	158,550
Symantec Corp.	201,950	3,711,841
Synopsys, Inc.*	42,647	2,065,821
Zynga, Inc., Class A*	227,989	519,815

		124,603,267

Technology Hardware, Storage & Peripherals (1.4%)
3D Systems Corp.*	21,000	324,870
Apple, Inc.	166,655	18,163,728
EMC Corp.	529,109	14,100,755
Hewlett Packard Enterprise Co.	857,998	15,212,305
HP, Inc.	857,998	10,570,535
Lexmark International, Inc., Class A	18,114	605,551
NCR Corp.*	96,798	2,897,164
NetApp, Inc.	61,200	1,670,148
SanDisk Corp.	61,672	4,692,006
Western Digital Corp.	66,642	3,148,168

		71,385,230

Total Information Technology		550,980,894

Materials (2.6%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	11,307	1,628,773
Airgas, Inc.	15,700	2,223,748
Akzo Nobel N.V. (ADR)	59,646	1,352,175
Albemarle Corp.	33,322	2,130,276
Ashland, Inc.	23,413	2,574,494
Cabot Corp.	18,789	908,072
Celanese Corp.	42,300	2,770,650
CF Industries Holdings, Inc.	255,989	8,022,695
Chermours Co.	28,840	201,880
Dow Chemical Co.	351,230	17,863,558
E.I. du Pont de Nemours & Co.	203,379	12,877,958
Eastman Chemical Co.	33,100	2,390,813
FMC Corp.	10,900	440,033
Huntsman Corp.	22,213	295,433
LyondellBasell Industries N.V., Class A	112,987	9,669,427
Monsanto Co.	18,685	1,639,422
Mosaic Co.	103,387	2,791,449
Platform Specialty Products Corp.*	32,800	282,080
PPG Industries, Inc.	92,770	10,342,927
Praxair, Inc.	14,300	1,636,635
Scotts Miracle-Gro Co., Class A	1,400	101,878
Westlake Chemical Corp.	11,936	552,637

		82,697,013

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	17,200	2,743,572
Vulcan Materials Co.	34,254	3,616,195

		6,359,767

Containers & Packaging (0.3%)
AptarGroup, Inc.	15,192	1,191,205
Avery Dennison Corp.	14,134	1,019,203
Bemis Co., Inc.	55,380	2,867,576
Crown Holdings, Inc.*	89,242	4,425,511
Graphic Packaging Holding Co.	41,200	529,420
International Paper Co.	6,213	254,981
Owens-Illinois, Inc.*	44,787	714,801
Sonoco Products Co.	29,967	1,455,497
WestRock Co.	70,142	2,737,642

		15,195,836

Metals & Mining (0.5%)
Alcoa, Inc.	388,684	3,723,593
Allegheny Technologies, Inc.	55,370	902,531
Freeport-McMoRan, Inc.	337,177	3,486,410
Newmont Mining Corp.	157,001	4,173,087
Nucor Corp.	94,649	4,476,898
Reliance Steel & Aluminum Co.	58,779	4,066,919
Royal Gold, Inc.	18,128	929,785
Southern Copper Corp.	22,700	629,017
Steel Dynamics, Inc.	63,716	1,434,247
Tahoe Resources, Inc.	41,485	416,094
United States Steel Corp.	43,217	693,633

		24,932,214

Paper & Forest Products (0.0%)
Domtar Corp.	18,894	765,207

Total Materials		129,950,037

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,541,167	60,367,511
CenturyLink, Inc.	167,308	5,347,164
Frontier Communications Corp.	346,729	1,938,215
Level 3 Communications, Inc.*	75,600	3,995,460
SBA Communications Corp., Class A*	19,500	1,953,315
Verizon Communications, Inc.†	10,622	574,438
Verizon Communications, Inc.	690,279	37,330,288
Zayo Group Holdings, Inc.*	5,728	138,847

		111,645,238

Wireless Telecommunication Services (0.3%)
Sprint Corp.*	220,381	766,926
Telephone & Data Systems, Inc.	304,614	9,165,835
T-Mobile US, Inc.*	81,470	3,120,301
U.S. Cellular Corp.*	38,697	1,768,066

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vodafone Group plc	345,414	$1,097,375

		15,918,503

Total Telecommunication Services		127,563,741

Utilities (5.6%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	238,161	15,813,890
Avangrid, Inc.	16,962	680,346
Duke Energy Corp.	253,312	20,437,212
Edison International	166,837	11,993,912
Entergy Corp.	53,314	4,226,734
Eversource Energy	94,297	5,501,287
Exelon Corp.	716,018	25,676,405
FirstEnergy Corp.	125,176	4,502,581
Great Plains Energy, Inc.	45,719	1,474,438
Hawaiian Electric Industries, Inc.	31,864	1,032,393
ITC Holdings Corp.	29,000	1,263,530
NextEra Energy, Inc.	131,813	15,598,750
OGE Energy Corp.	59,160	1,693,751
PG&E Corp.	219,132	13,086,563
Pinnacle West Capital Corp.	32,825	2,464,173
PPL Corp.	387,040	14,734,613
Southern Co.	269,605	13,946,667
Westar Energy, Inc.	41,887	2,078,014
Xcel Energy, Inc.	176,845	7,395,658

		163,600,917

Gas Utilities (0.2%)
AGL Resources, Inc.	35,587	2,318,137
Atmos Energy Corp.	30,016	2,228,988
National Fuel Gas Co.	25,045	1,253,503
Questar Corp.	52,124	1,292,675
UGI Corp.	51,135	2,060,229

		9,153,532

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	1,338,011	15,788,530
Calpine Corp.*	97,642	1,481,229
Dynegy, Inc.*	459,630	6,604,883
NRG Energy, Inc.	93,157	1,211,973
TerraForm Power, Inc., Class A*	16,200	140,130

		25,226,745

Multi-Utilities (1.5%)
Alliant Energy Corp.	33,570	2,493,580
Ameren Corp.	71,975	3,605,947
CenterPoint Energy, Inc.	127,598	2,669,350
CMS Energy Corp.	82,086	3,483,730
Consolidated Edison, Inc.	86,970	6,663,641
Dominion Resources, Inc.	167,312	12,568,477
DTE Energy Co.	53,239	4,826,648
MDU Resources Group, Inc.	57,794	1,124,671
NiSource, Inc.	319,426	7,525,677
Public Service Enterprise Group, Inc.	150,079	7,074,724
SCANA Corp.	42,418	2,975,623
Sempra Energy	73,479	7,645,490
TECO Energy, Inc.	69,719	1,919,364
Vectren Corp.	24,544	1,240,945
WEC Energy Group, Inc.	93,687	5,627,778

		71,445,645

Water Utilities (0.1%)
American Water Works Co., Inc.	53,389	3,680,104
Aqua America, Inc.	52,468	1,669,531

		5,349,635

Total Utilities		274,776,474

Total Common Stocks (89.3%) (Cost $3,538,090,398)		4,415,262,441

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.1%)
Food Products (0.1%)
Tyson Foods, Inc. 4.750%	31,270	2,328,989

Total Consumer Staples		2,328,989

Industrials (0.0%)
Machinery (0.0%)
Stanley Black & Decker, Inc.
6.250%	4,200	473,634

Total Industrials		473,634

Total Convertible Preferred Stocks (0.1%) (Cost $1,983,500)		2,802,623

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.9%)
iShares® Core S&P 500 ETF	9,894	2,044,595
iShares® Morningstar Large-Cap ETF	9,729	1,158,627
iShares® Morningstar Large-Cap Growth ETF	21,660	2,560,212
iShares® Morningstar Large-Cap Value ETF	166,705	13,981,548
iShares® Russell 1000 ETF	4,031	459,816
iShares® Russell 1000 Growth ETF	37,170	3,708,823
iShares® Russell 1000 Value ETF	289,088	28,564,785
iShares® S&P 500 Growth ETF	29,650	3,436,138
iShares® S&P 500 Value ETF	172,391	15,504,847
Vanguard Growth ETF	33,590	3,575,656
Vanguard Large-Cap ETF	8,064	758,097
Vanguard Value ETF	191,401	15,769,528

Total Investment Companies (1.9%) (Cost $88,131,621)		91,522,672

SHORT-TERM INVESTMENT:
Investment Company (6.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	321,381,717	321,381,717

Total Short-Term Investment (6.5%) (Cost $321,381,717)		321,381,717

Total Investments (97.8%) (Cost $3,949,587,236)		4,830,969,453
Other Assets Less Liabilities (2.2%)		110,681,437

Net Assets (100%)		$4,941,650,890

*	Non-income producing.

†	Security (totaling $574,438 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $41,678,640.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	3,249	June-16	$320,292,596	$333,266,175	$12,973,579
S&P MidCap 400 E-Mini Index	594	June-16	81,878,445	85,607,280	3,728,835

					$16,702,414

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$323,836,201	$—	$—	$323,836,201
Consumer Staples	307,721,153	16,632,577	—	324,353,730
Energy	501,501,644	—	—	501,501,644
Financials	1,174,557,102	—	—	1,174,557,102
Health Care	546,085,759	2,369,671	—	548,455,430
Industrials	459,287,188	—	—	459,287,188
Information Technology	550,980,894	—	—	550,980,894
Materials	129,950,037	—	—	129,950,037
Telecommunication Services	125,891,928	1,097,375	574,438	127,563,741
Utilities	274,776,474	—	—	274,776,474
Convertible Preferred Stocks
Consumer Staples	2,328,989	—	—	2,328,989
Industrials	473,634	—	—	473,634
Futures	16,702,414	—	—	16,702,414
Investment Companies
Exchange Traded Funds (ETFs)	91,522,672	—	—	91,522,672
Short-Term Investments	321,381,717	—	—	321,381,717

Total Assets	$4,826,997,806	$20,099,623	$574,438	$4,847,671,867

Total Liabilities	$—	$—	$—	$—

Total	$4,826,997,806	$20,099,623	$574,438	$4,847,671,867

(a)	A security with a market value of $574,438 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$983,294,701
Aggregate gross unrealized depreciation	(258,742,820)

Net unrealized appreciation	$724,551,881

Federal income tax cost of investments	$4,106,417,572

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (1.0%)
BorgWarner, Inc.	210,030	$8,065,152
Gentex Corp.	48,988	768,622
Goodyear Tire & Rubber Co.	295,491	9,745,293
Lear Corp.	6,544	727,496

		19,306,563

Automobiles (0.1%)
Harley-Davidson, Inc.	29,369	1,507,511

Distributors (0.0%)
Genuine Parts Co.	3,578	355,510

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,178	565,440
H&R Block, Inc.	5,445	143,857

		709,297

Hotels, Restaurants & Leisure (1.0%)
Aramark	5,644	186,929
Bloomin’ Brands, Inc.	94,700	1,597,589
Darden Restaurants, Inc.	34,048	2,257,382
Hyatt Hotels Corp., Class A*	10,841	536,521
International Game Technology plc	10,938	199,619
MGM Resorts International*	139,954	3,000,614
Norwegian Cruise Line Holdings Ltd.*	118,662	6,560,822
Royal Caribbean Cruises Ltd.	58,116	4,774,229
Wendy’s Co.	70,703	769,956
Wynn Resorts Ltd.	3,118	291,315

		20,174,976

Household Durables (2.5%)
D.R. Horton, Inc.	151,653	4,584,470
Garmin Ltd.	40,025	1,599,399
Jarden Corp.*	173,427	10,223,522
Lennar Corp., Class A	154,743	7,483,371
Lennar Corp., Class B	1,056	40,878
Mohawk Industries, Inc.*	6,213	1,186,062
Newell Rubbermaid, Inc.	130,737	5,790,342
NVR, Inc.*	1,260	2,182,824
PulteGroup, Inc.	264,144	4,942,134
Toll Brothers, Inc.*	85,684	2,528,535
Tupperware Brands Corp.	1,005	58,270
Whirlpool Corp.	55,333	9,978,753

		50,598,560

Internet & Catalog Retail (0.1%)
Expedia, Inc.	4,609	496,943
Liberty Interactive Corp. QVC Group*	91,609	2,313,127

		2,810,070

Leisure Products (0.3%)
Brunswick Corp.	8,153	391,181
Hasbro, Inc.	7,252	580,885
Mattel, Inc.	114,329	3,843,741
Performance Sports Group Ltd.*	284,740	905,473
Vista Outdoor, Inc.*	18,778	974,766

		6,696,046

Media (1.4%)
Cable One, Inc.	1,208	528,053
Cablevision Systems Corp. - New York Group, Class A	58,579	1,933,107
Clear Channel Outdoor Holdings, Inc., Class A	8,709	40,932
Discovery Communications, Inc., Class A*	5,084	145,555
Discovery Communications, Inc., Class C*	7,700	207,900
Gannett Co., Inc.	39,281	594,714
Interpublic Group of Cos., Inc.	164,685	3,779,521
John Wiley & Sons, Inc., Class A	16,035	783,951
Liberty Broadband Corp.*	31,459	1,824,950
Liberty Media Corp.*	103,088	3,945,699
News Corp., Class A	129,611	1,655,132
News Corp., Class B	40,085	531,126
Quebecor, Inc., Class B	126,070	3,310,096
TEGNA, Inc.	350,338	8,218,929
Tribune Media Co., Class A	27,140	1,040,819

		28,540,484

Multiline Retail (0.3%)
Dillard’s, Inc., Class A	6,330	537,480
J.C. Penney Co., Inc.*	103,104	1,140,330
Kohl’s Corp.	64,143	2,989,705
Macy’s, Inc.	29,638	1,306,740
Sears Holdings Corp.*	4,351	66,614

		6,040,869

Specialty Retail (1.5%)
Aaron’s, Inc.	273,645	6,868,489
Best Buy Co., Inc.	94,419	3,062,952
Cabela’s, Inc.*	14,631	712,383
CST Brands, Inc.	4,883	186,970
Dick’s Sporting Goods, Inc.	9,909	463,246
DSW, Inc., Class A	208,070	5,751,055
Foot Locker, Inc.	6,539	421,766
GameStop Corp., Class A	36,173	1,147,769
Murphy USA, Inc.*	13,225	812,676
Office Depot, Inc.*	150,344	1,067,442
Penske Automotive Group, Inc.	8,914	337,841
Staples, Inc.	709,659	7,827,539
Tiffany & Co.	9,389	688,965

		29,349,093

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	80,291	3,218,866
Fossil Group, Inc.*	2,870	127,486
Global Brands Group Holding Ltd.*	28,418,605	3,443,636
PVH Corp.	27,934	2,767,142
Ralph Lauren Corp.	19,105	1,839,047
Samsonite International S.A.	212,850	713,401

		12,109,578

Total Consumer Discretionary		178,198,557

Consumer Staples (4.0%)
Beverages (0.6%)
Brown-Forman Corp., Class A	561	59,853
Brown-Forman Corp., Class B	2,751	270,891
Molson Coors Brewing Co., Class B	129,624	12,467,236

		12,797,980

Food & Staples Retailing (0.4%)
Rite Aid Corp.*	135,343	1,103,046
Sysco Corp.	138,040	6,450,609
Whole Foods Market, Inc.	9,312	289,696

		7,843,351

Food Products (2.6%)
B&G Foods, Inc.	178,728	6,221,521
Blue Buffalo Pet Products, Inc.*	4,912	126,042
Bunge Ltd.	48,528	2,750,082
Campbell Soup Co.	24,182	1,542,570
ConAgra Foods, Inc.	124,681	5,563,266
Flowers Foods, Inc.	308,398	5,693,027
Ingredion, Inc.	71,919	7,680,230
J.M. Smucker Co.	40,436	5,250,210
Kellogg Co.	8,649	662,081

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pilgrim’s Pride Corp.*	19,732	$501,193
Pinnacle Foods, Inc.	39,385	1,759,722
Post Holdings, Inc.*	110,275	7,583,612
Tyson Foods, Inc., Class A	94,521	6,300,770

		51,634,326

Household Products (0.1%)
Clorox Co.	9,170	1,155,970
Energizer Holdings, Inc.	44,176	1,789,570

		2,945,540

Personal Products (0.3%)
Avon Products, Inc.	147,020	707,166
Coty, Inc., Class A	64,325	1,790,165
Edgewell Personal Care Co.	44,176	3,557,493
Herbalife Ltd.*	3,453	212,567
Nu Skin Enterprises, Inc., Class A	16,040	613,530

		6,880,921

Total Consumer Staples		82,102,118

Energy (5.7%)
Energy Equipment & Services (1.1%)
Cameron International Corp.*	64,679	4,336,727
Diamond Offshore Drilling, Inc.	22,236	483,188
Dril-Quip, Inc.*	13,161	797,030
Ensco plc, Class A	78,066	809,544
FMC Technologies, Inc.*	27,908	763,563
Frank’s International N.V.	10,899	179,616
Helmerich & Payne, Inc.	32,583	1,913,274
Nabors Industries Ltd.	95,257	876,364
National Oilwell Varco, Inc.	131,065	4,076,122
Noble Corp. plc	80,630	834,520
Oceaneering International, Inc.	27,167	903,031
Patterson-UTI Energy, Inc.	49,035	863,997
Rowan Cos., plc, Class A	43,206	695,617
RPC, Inc.	16,478	233,658
Seadrill Ltd.*	132,975	438,817
Solar Cayman Ltd.(b)*§†	90,472	18,094
Superior Energy Services, Inc.	50,840	680,748
Trican Well Service Ltd.*	208,042	190,622
Weatherford International plc*	302,710	2,355,084

		21,449,616

Oil, Gas & Consumable Fuels (4.6%)
Antero Resources Corp.*	23,538	585,390
California Resources Corp.	108,890	112,157
Cheniere Energy, Inc.*	79,941	2,704,404
Chesapeake Energy Corp.	203,154	836,994
Cimarex Energy Co.	123,613	12,023,836
Cobalt International Energy, Inc.*	483,281	1,435,345
Columbia Pipeline Group, Inc.	135,111	3,391,286
Concho Resources, Inc.*	43,640	4,409,386
CONSOL Energy, Inc.	77,322	872,965
Continental Resources, Inc.*	19,285	585,493
CVR Energy, Inc.	3,797	99,102
Denbury Resources, Inc.	123,607	274,408
Diamondback Energy, Inc.	119,724	9,240,298
Energen Corp.	87,696	3,208,797
EP Energy Corp., Class A*	13,498	61,011
EQT Corp.	51,480	3,462,545
Golar LNG Ltd.	31,138	559,550
Gulfport Energy Corp.*	42,411	1,201,928
Hess Corp.	93,297	4,912,087
HollyFrontier Corp.	78,076	2,757,644
Kosmos Energy Ltd.*	54,596	317,749
Laredo Petroleum, Inc.*	42,646	338,183
Marathon Oil Corp.	285,101	3,176,025
Murphy Oil Corp.	60,108	1,514,120
Newfield Exploration Co.*	203,454	6,764,845
Noble Energy, Inc.	145,007	4,554,670
ONEOK, Inc.	38,613	1,152,984
PBF Energy, Inc., Class A	32,518	1,079,598
Pioneer Natural Resources Co.	54,576	7,681,026
QEP Resources, Inc.	344,474	4,860,528
Range Resources Corp.	53,361	1,727,829
SM Energy Co.	24,009	449,929
Southwestern Energy Co.*	128,441	1,036,519
Targa Resources Corp.	27,398	818,104
Teekay Corp.	10,486	90,809
Tesoro Corp.	39,927	3,434,121
Whiting Petroleum Corp.*	70,689	564,098
World Fuel Services Corp.	19,856	964,604
WPX Energy, Inc.*	76,030	531,450

		93,791,817

Total Energy		115,241,433

Financials (25.4%)
Banks (5.1%)
Associated Banc-Corp.	51,203	918,582
Bank of Hawaii Corp.	14,661	1,001,053
BankUnited, Inc.	354,558	12,210,978
BOK Financial Corp.	83,204	4,544,602
CIT Group, Inc.	89,490	2,776,875
Citizens Financial Group, Inc.	105,382	2,207,753
Comerica, Inc.	207,922	7,874,006
Commerce Bancshares, Inc./Missouri	29,220	1,313,439
Cullen/Frost Bankers, Inc.	18,218	1,003,994
East West Bancorp, Inc.	48,608	1,578,788
Fifth Third Bancorp	273,686	4,567,819
First Horizon National Corp.	370,792	4,857,375
First Niagara Financial Group, Inc.	119,977	1,161,377
First Republic Bank/California	140,170	9,340,929
Huntington Bancshares, Inc./Ohio	273,211	2,606,433
IBERIABANK Corp.	38,969	1,997,941
KeyCorp	286,653	3,164,649
M&T Bank Corp.	53,954	5,988,894
PacWest Bancorp	37,839	1,405,719
People’s United Financial, Inc.	104,452	1,663,920
Popular, Inc.	215,797	6,173,952
Regions Financial Corp.	452,922	3,555,438
Signature Bank/New York*	1,500	204,180
South State Corp.	37,755	2,425,004
SunTrust Banks, Inc./Georgia	174,437	6,293,687
SVB Financial Group*	29,401	3,000,372
Synovus Financial Corp.	45,011	1,301,268
TCF Financial Corp.	58,498	717,185
Zions Bancorp	312,809	7,573,106

		103,429,318

Capital Markets (0.9%)
Ameriprise Financial, Inc.	10,155	954,672
E*TRADE Financial Corp.*	97,966	2,399,187
Interactive Brokers Group, Inc., Class A	17,762	698,402
Invesco Ltd.	127,348	3,918,498
Legg Mason, Inc.	22,764	789,455
Northern Trust Corp.	78,859	5,139,241
Raymond James Financial, Inc.	82,237	3,915,304
TD Ameritrade Holding Corp.	13,229	417,110
Waddell & Reed Financial, Inc., Class A	1,890	44,491

		18,276,360

Consumer Finance (0.7%)
Ally Financial, Inc.*	150,666	2,820,468
Navient Corp.	122,429	1,465,475
OneMain Holdings, Inc.*	18,048	495,057

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Santander Consumer USA Holdings, Inc.*	29,041	$304,640
SLM Corp.*	13,037	82,915
Synchrony Financial*	281,723	8,074,181

		13,242,736

Diversified Financial Services (1.0%)
Intercontinental Exchange, Inc.	25,457	5,985,959
Leucadia National Corp.	96,153	1,554,794
Markit Ltd.*	109,085	3,856,155
MSCI, Inc.	63,917	4,734,971
Nasdaq, Inc.	39,120	2,596,785
Voya Financial, Inc.	72,762	2,166,125

		20,894,789

Insurance (7.3%)
Alleghany Corp.*	5,407	2,682,953
Allied World Assurance Co. Holdings AG	32,165	1,123,845
American Financial Group, Inc./Ohio	23,305	1,639,973
American National Insurance Co.	2,391	276,160
AmTrust Financial Services, Inc.	26,758	692,497
Arch Capital Group Ltd.*	41,912	2,979,943
Argo Group International Holdings Ltd.	70,059	4,020,686
Arthur J. Gallagher & Co.	25,153	1,118,805
Aspen Insurance Holdings Ltd.	20,696	987,199
Assurant, Inc.	22,950	1,770,593
Assured Guaranty Ltd.	47,755	1,208,201
Axis Capital Holdings Ltd.	32,093	1,779,878
Brown & Brown, Inc.	255,186	9,135,659
Cincinnati Financial Corp.	55,539	3,630,029
CNA Financial Corp.	8,865	285,276
CNO Financial Group, Inc.	62,775	1,124,928
Endurance Specialty Holdings Ltd.	97,186	6,350,133
Enstar Group Ltd.*	9,515	1,546,949
Everest Reinsurance Group Ltd.	15,014	2,964,214
FNF Group	94,769	3,212,669
Genworth Financial, Inc., Class A*	165,160	450,887
Hanover Insurance Group, Inc.	68,081	6,142,268
Hartford Financial Services Group, Inc.	134,317	6,189,327
Infinity Property & Casualty Corp.	16,900	1,360,450
Lincoln National Corp.	85,499	3,351,561
Loews Corp.	96,027	3,673,993
Markel Corp.*	4,228	3,769,558
Mercury General Corp.	8,211	455,711
Navigators Group, Inc.*	41,720	3,499,056
Old Republic International Corp.	88,250	1,613,210
Principal Financial Group, Inc.	99,477	3,924,368
ProAssurance Corp.	18,472	934,683
Progressive Corp.	198,261	6,966,892
Reinsurance Group of America, Inc.	137,894	13,272,297
RenaissanceReinsurance Holdings Ltd.	14,590	1,748,320
Torchmark Corp.	42,614	2,307,974
Unum Group	254,818	7,878,973
Validus Holdings Ltd.	28,582	1,348,785
W. R. Berkley Corp.	32,856	1,846,507
White Mountains Insurance Group Ltd.	1,922	1,542,597
Willis Towers Watson plc	133,101	15,793,765
XL Group plc	317,281	11,675,941

		148,277,713

Real Estate Investment Trusts (REITs) (9.7%)
Alexandria Real Estate Equities, Inc. (REIT)	24,344	2,212,626
American Assets Trust, Inc. (REIT)	75,362	3,008,451
American Campus Communities, Inc. (REIT)	44,027	2,073,231
American Capital Agency Corp. (REIT)	112,441	2,094,776
American Homes 4 Rent (REIT), Class A	68,167	1,083,855
Annaly Capital Management, Inc. (REIT)	320,242	3,285,683
Apartment Investment & Management Co. (REIT), Class A	52,809	2,208,472
Apple Hospitality REIT, Inc. (REIT)	59,257	1,173,881
AvalonBay Communities, Inc. (REIT)	44,668	8,495,854
Blackstone Mortgage Trust, Inc. (REIT), Class A	80,597	2,164,835
Boston Properties, Inc. (REIT)	4,501	571,987
Brandywine Realty Trust (REIT)	60,780	852,743
Brixmor Property Group, Inc. (REIT)	58,471	1,498,027
Camden Property Trust (REIT)	29,345	2,467,621
Care Capital Properties, Inc. (REIT)	27,573	740,059
CBL & Associates Properties, Inc. (REIT)	56,428	671,493
Chimera Investment Corp. (REIT)	63,385	861,402
Colony Capital, Inc. (REIT), Class A	138,785	2,327,424
Columbia Property Trust, Inc. (REIT)	36,619	805,252
Communications Sales & Leasing, Inc. (REIT)	40,765	907,021
Corporate Office Properties Trust (REIT)	31,946	838,263
Corrections Corp. of America (REIT)	39,537	1,267,161
DDR Corp. (REIT)	102,346	1,820,735
Digital Realty Trust, Inc. (REIT)	21,067	1,864,219
Douglas Emmett, Inc. (REIT)	49,289	1,484,092
Duke Realty Corp. (REIT)	116,596	2,628,074
Empire State Realty Trust, Inc. (REIT), Class A	19,434	340,678
Equity Commonwealth (REIT)*	43,836	1,237,052
Equity LifeStyle Properties, Inc. (REIT)	70,860	5,153,648
Essex Property Trust, Inc. (REIT)	22,084	5,164,564
Extra Space Storage, Inc. (REIT)	52,178	4,876,556
Forest City Realty Trust, Inc. (REIT), Class A	215,232	4,539,243
Four Corners Property Trust, Inc. (REIT)	11,350	203,733
Gaming and Leisure Properties, Inc. (REIT)	25,756	796,376
General Growth Properties, Inc. (REIT)	194,986	5,796,934
HCP, Inc. (REIT)	156,006	5,082,676
Healthcare Trust of America, Inc. (REIT), Class A	38,076	1,120,196
Hospitality Properties Trust (REIT)	50,674	1,345,901
Host Hotels & Resorts, Inc. (REIT)	256,027	4,275,651
Iron Mountain, Inc. (REIT)	43,259	1,466,913
iStar, Inc. (REIT)*	386,734	3,735,850
Kilroy Realty Corp. (REIT)	29,754	1,840,880
Kimco Realty Corp. (REIT)	139,474	4,014,062
LaSalle Hotel Properties (REIT)	114,663	2,902,121
Liberty Property Trust (REIT)	50,502	1,689,797
Macerich Co. (REIT)	50,473	3,999,481
MFA Financial, Inc. (REIT)	123,940	848,989
Mid-America Apartment Communities, Inc. (REIT)	64,421	6,584,470

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)	47,662	$2,201,984
NorthStar Realty Europe Corp. (REIT)	21,639	251,012
NorthStar Realty Finance Corp. (REIT)	60,859	798,470
Omega Healthcare Investors, Inc. (REIT)	44,951	1,586,770
Outfront Media, Inc. (REIT)	46,191	974,630
Paramount Group, Inc. (REIT)	59,992	956,872
Piedmont Office Realty Trust, Inc. (REIT), Class A	48,905	993,261
Post Properties, Inc. (REIT)	12,232	730,740
Prologis, Inc. (REIT)	177,082	7,823,483
PS Business Parks, Inc. (REIT)	45,380	4,561,144
Rayonier, Inc. (REIT)	42,659	1,052,824
Realty Income Corp. (REIT)	84,338	5,271,968
Regency Centers Corp. (REIT)	31,874	2,385,769
Retail Properties of America, Inc. (REIT), Class A	80,148	1,270,346
Senior Housing Properties Trust (REIT)	79,414	1,420,716
SL Green Realty Corp. (REIT)	33,651	3,260,109
Sovran Self Storage, Inc. (REIT)	18,942	2,234,209
Spirit Realty Capital, Inc. (REIT)	149,170	1,678,163
Starwood Property Trust, Inc. (REIT)	80,466	1,523,221
STORE Capital Corp. (REIT)	133,405	3,452,521
Taubman Centers, Inc. (REIT)	13,066	930,691
Two Harbors Investment Corp. (REIT)	123,165	977,930
UDR, Inc. (REIT)	87,515	3,371,953
Ventas, Inc. (REIT)	111,809	7,039,495
VEREIT, Inc. (REIT)	305,869	2,713,058
Vornado Realty Trust (REIT)	63,620	6,007,637
Weingarten Realty Investors (REIT)	41,869	1,570,925
Welltower, Inc. (REIT)	65,047	4,510,359
Weyerhaeuser Co. (REIT)	215,925	6,689,369
WP Carey, Inc. (REIT)	35,257	2,194,396
WP Glimcher, Inc. (REIT)	64,167	608,945

		197,465,978

Real Estate Management & Development (0.1%)
Howard Hughes Corp.*	7,896	836,107
Jones Lang LaSalle, Inc.	4,062	476,554
Realogy Holdings Corp.*	31,392	1,133,565

		2,446,226

Thrifts & Mortgage Finance (0.6%)
EverBank Financial Corp.	122,388	1,846,835
Nationstar Mortgage Holdings, Inc.*	438,810	4,344,219
New York Community Bancorp, Inc.	163,868	2,605,501
Provident Financial Services, Inc.	127,925	2,582,806
TFS Financial Corp.	21,753	377,850

		11,757,211

Total Financials		515,790,331

Health Care (4.8%)
Biotechnology (0.0%)
Alkermes plc*	8,853	302,684
Alnylam Pharmaceuticals, Inc.*	4,677	293,575

		596,259

Health Care Equipment & Supplies (2.0%)
Alere, Inc.*	10,297	521,131
Boston Scientific Corp.*	1,064,362	20,020,649
Cooper Cos., Inc.	5,113	787,249
Dentsply Sirona, Inc.	36,024	2,220,159
Hill-Rom Holdings, Inc.	1,308	65,793
Orthofix International N.V.*	130,914	5,435,549
St. Jude Medical, Inc.	41,426	2,278,430
Teleflex, Inc.	14,034	2,203,478
Zimmer Biomet Holdings, Inc.	54,012	5,759,300

		39,291,738

Health Care Providers & Services (1.6%)
Brookdale Senior Living, Inc.*	146,788	2,330,993
Centene Corp.*	13,538	833,562
Community Health Systems, Inc.*	40,876	756,615
DaVita HealthCare Partners, Inc.*	42,447	3,114,761
Envision Healthcare Holdings, Inc.*	172,659	3,522,244
Laboratory Corp. of America Holdings*	22,697	2,658,500
LifePoint Health, Inc.*	129,213	8,948,000
MEDNAX, Inc.*	13,264	857,120
Patterson Cos., Inc.	13,180	613,265
Quest Diagnostics, Inc.	48,537	3,467,969
Universal American Corp.	381,315	2,722,589
Universal Health Services, Inc., Class B	25,443	3,173,251
VCA, Inc.*	1,916	110,534

		33,109,403

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	43,154	570,064

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	112,525	4,484,121
Bio-Rad Laboratories, Inc., Class A*	6,943	949,247
Bio-Techne Corp.	7,553	713,909
PerkinElmer, Inc.	32,321	1,598,597
QIAGEN N.V.*	78,404	1,751,545
Quintiles Transnational Holdings, Inc.*	1,658	107,936
VWR Corp.*	5,045	136,518

		9,741,873

Pharmaceuticals (0.7%)
Almirall S.A.	77,758	1,306,862
Endo International plc*	87,786	2,471,176
Mallinckrodt plc*	23,954	1,467,901
Ono Pharmaceutical Co., Ltd.	85,900	3,636,888
Perrigo Co. plc	40,283	5,153,404

		14,036,231

Total Health Care		97,345,568

Industrials (8.4%)
Aerospace & Defense (0.7%)
BWX Technologies, Inc.	28,876	969,079
Curtiss-Wright Corp.	9,270	701,461
L-3 Communications Holdings, Inc.	26,228	3,108,018
Moog, Inc., Class A*	74,828	3,418,143
Orbital ATK, Inc.	28,562	2,483,180
Spirit AeroSystems Holdings, Inc., Class A*	3,754	170,281
Textron, Inc.	72,523	2,644,189
Triumph Group, Inc.	17,064	537,175

		14,031,526

Air Freight & Logistics (0.5%)
Hub Group, Inc., Class A*	233,568	9,527,239

Airlines (0.1%)
Copa Holdings S.A., Class A	11,399	772,282
JetBlue Airways Corp.*	66,372	1,401,777

		2,174,059

Building Products (0.4%)
Armstrong World Industries, Inc.*	5,101	246,735
Fortune Brands Home & Security, Inc.	35,016	1,962,297

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Owens Corning, Inc.	39,873	$1,885,195
Sanwa Holdings Corp.	453,005	3,369,010

		7,463,237

Commercial Services & Supplies (0.7%)
ADT Corp.	57,884	2,388,294
Brink’s Co.	74,486	2,501,985
Clean Harbors, Inc.*	6,329	312,273
KAR Auction Services, Inc.	31,782	1,212,165
Pitney Bowes, Inc.	41,247	888,460
R.R. Donnelley & Sons Co.	33,370	547,268
Republic Services, Inc.	81,932	3,904,060
Tyco International plc	17,927	658,100
Waste Connections, Inc.	41,856	2,703,479

		15,116,084

Construction & Engineering (0.5%)
AECOM*	44,108	1,358,085
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	33,081	1,210,434
Fluor Corp.	46,942	2,520,786
Jacobs Engineering Group, Inc.*	42,437	1,848,131
KBR, Inc.	49,956	773,319
Quanta Services, Inc.*	41,545	937,255
Valmont Industries, Inc.	7,460	923,846

		9,571,856

Electrical Equipment (0.8%)
Babcock & Wilcox Enterprises, Inc.*	14,210	304,094
Generac Holdings, Inc.*	103,455	3,852,664
Hubbell, Inc.	76,740	8,129,068
Regal Beloit Corp.	14,171	894,049
Sensata Technologies Holding N.V.*	74,204	2,882,083

		16,061,958

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	17,199	1,711,300
Roper Technologies, Inc.	20,958	3,830,494

		5,541,794

Machinery (2.5%)
AGCO Corp.	25,631	1,273,861
Allison Transmission Holdings, Inc.	28,435	767,176
Colfax Corp.*	313,538	8,964,051
Crane Co.	16,088	866,500
Donaldson Co., Inc.	4,752	151,636
Dover Corp.	107,662	6,925,896
Flowserve Corp.	24,182	1,073,923
IDEX Corp.	2,371	196,509
Ingersoll-Rand plc	83,191	5,158,674
ITT Corp.	30,086	1,109,873
Joy Global, Inc.	32,447	521,423
Kennametal, Inc.	26,789	602,485
Lincoln Electric Holdings, Inc.	1,844	108,003
Manitowoc Co., Inc.	47,148	204,151
Manitowoc Foodservice, Inc.*	47,148	694,962
Oshkosh Corp.	24,706	1,009,734
PACCAR, Inc.	11,796	645,123
Parker-Hannifin Corp.	40,892	4,542,283
Pentair plc	60,703	3,293,745
SPX Corp.	14,600	219,292
SPX FLOW, Inc.*	96,940	2,431,255
Stanley Black & Decker, Inc.	47,168	4,962,545
Terex Corp.	35,515	883,613
Timken Co.	25,951	869,099
Trinity Industries, Inc.	51,846	949,300
Xylem, Inc.	61,288	2,506,679

		50,931,791

Marine (0.3%)
Kirby Corp.*	105,850	6,381,697

Professional Services (0.2%)
Dun & Bradstreet Corp.	8,491	875,252
IHS, Inc., Class A*	3,348	415,688
ManpowerGroup, Inc.	24,876	2,025,404
Nielsen Holdings plc	38,680	2,036,889
TransUnion*	2,612	72,117

		5,425,350

Road & Rail (0.9%)
AMERCO	1,268	453,069
Avis Budget Group, Inc.*	99,210	2,714,386
Genesee & Wyoming, Inc., Class A*	74,580	4,676,166
Hertz Global Holdings, Inc.*	201,900	2,126,007
Kansas City Southern	37,355	3,191,985
Knight Transportation, Inc.	63,977	1,672,998
Ryder System, Inc.	46,969	3,042,652

		17,877,263

Trading Companies & Distributors (0.4%)
Air Lease Corp.	32,690	1,050,003
Aircastle Ltd.	134,085	2,982,050
GATX Corp.	14,835	704,662
MSC Industrial Direct Co., Inc., Class A	11,006	839,868
NOW, Inc.*	37,117	657,713
Rexel S.A.	35,017	500,265
WESCO International, Inc.*	32,159	1,758,133

		8,492,694

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	23,354	1,574,994

Total Industrials		170,171,542

Information Technology (8.1%)
Communications Equipment (1.2%)
ARRIS International plc*	80,243	1,839,169
Brocade Communications Systems, Inc.	141,209	1,493,991
CommScope Holding Co., Inc.*	170,829	4,769,546
EchoStar Corp., Class A*	15,275	676,530
Harris Corp.	76,195	5,932,543
Juniper Networks, Inc.	342,123	8,727,558
Lumentum Holdings, Inc.*	15,825	426,800
Viavi Solutions, Inc.*	81,086	556,250

		24,422,387

Electronic Equipment, Instruments & Components (1.2%)
Anixter International, Inc.*	51,405	2,678,714
Arrow Electronics, Inc.*	140,282	9,035,564
Avnet, Inc.	45,897	2,033,237
Dolby Laboratories, Inc., Class A	17,247	749,555
Fitbit, Inc., Class A*	4,892	74,114
FLIR Systems, Inc.	17,906	590,003
Ingram Micro, Inc., Class A	47,331	1,699,656
Jabil Circuit, Inc.	53,254	1,026,205
Keysight Technologies, Inc.*	86,521	2,400,092
Knowles Corp.*	87,435	1,152,393
National Instruments Corp.	29,373	884,421
Trimble Navigation Ltd.*	83,028	2,059,094

		24,383,048

Internet Software & Services (0.0%)
Zillow Group, Inc., Class A*	6,507	166,254
Zillow Group, Inc., Class C*	11,701	277,665

		443,919

IT Services (1.4%)
Amdocs Ltd.	52,248	3,156,824
Black Knight Financial Services, Inc., Class A*	979	30,378
Booz Allen Hamilton Holding Corp.	144,448	4,373,886

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Broadridge Financial Solutions, Inc.	35,354	$2,096,846
Computer Sciences Corp.	46,893	1,612,650
CoreLogic, Inc.*	16,797	582,856
CSRA, Inc.	46,893	1,261,422
DST Systems, Inc.	2,655	299,404
Fidelity National Information Services, Inc.	54,503	3,450,585
First Data Corp., Class A*	14,077	182,156
Leidos Holdings, Inc.	20,472	1,030,151
Paychex, Inc.	13,819	746,364
Teradata Corp.*	11,551	303,098
Vantiv, Inc., Class A*	105,015	5,658,208
Xerox Corp.	342,103	3,817,870

		28,602,698

Semiconductors & Semiconductor Equipment (2.3%)
Analog Devices, Inc.	8,954	529,987
Applied Materials, Inc.	158,429	3,355,526
Cree, Inc.*	34,779	1,012,069
Cypress Semiconductor Corp.*	111,371	964,473
First Solar, Inc.*	25,528	1,747,902
Lam Research Corp.	15,286	1,262,624
Linear Technology Corp.	120,107	5,351,968
Marvell Technology Group Ltd.	153,078	1,578,234
Maxim Integrated Products, Inc.	62,859	2,311,954
Microsemi Corp.*	165,004	6,321,303
NVIDIA Corp.	181,797	6,477,427
ON Semiconductor Corp.*	12,770	122,464
Qorvo, Inc.*	81,544	4,110,633
Silicon Motion Technology Corp. (ADR)	106,573	4,136,098
SunEdison, Inc.*	8,157	4,407
SunPower Corp.*	17,093	381,858
Synaptics, Inc.*	38,749	3,089,845
Teradyne, Inc.	72,496	1,565,189
Xilinx, Inc.	67,219	3,188,197

		47,512,158

Software (1.3%)
Activision Blizzard, Inc.	170,505	5,769,889
ANSYS, Inc.*	24,602	2,200,895
Autodesk, Inc.*	19,721	1,149,931
CA, Inc.	101,150	3,114,408
Nuance Communications, Inc.*	85,521	1,598,387
SS&C Technologies Holdings, Inc.	2,687	170,410
Symantec Corp.	230,026	4,227,878
Synopsys, Inc.*	48,581	2,353,264
Verint Systems, Inc.*	123,876	4,134,981
Zynga, Inc., Class A*	266,052	606,599

		25,326,642

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.*	23,504	363,607
Lexmark International, Inc., Class A	21,228	709,652
NCR Corp.*	44,875	1,343,109
NetApp, Inc.	69,756	1,903,641
SanDisk Corp.	70,248	5,344,468
Western Digital Corp.	75,928	3,586,839

		13,251,316

Total Information Technology		163,942,168

Materials (4.6%)
Chemicals (1.9%)
Airgas, Inc.	17,797	2,520,767
Albemarle Corp.	37,909	2,423,522
Ashland, Inc.	19,335	2,126,077
Axalta Coating Systems Ltd.*	210,940	6,159,448
Cabot Corp.	112,531	5,438,623
Celanese Corp.	105,974	6,941,297
Eastman Chemical Co.	37,726	2,724,949
FMC Corp.	12,763	515,242
Huntsman Corp.	24,912	331,330
Methanex Corp.	153,324	4,924,767
Mosaic Co.	117,732	3,178,764
Platform Specialty Products Corp.*	37,008	318,269
Scotts Miracle-Gro Co., Class A	1,621	117,960
Westlake Chemical Corp.	13,934	645,144

		38,366,159

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	19,611	3,128,151
Vulcan Materials Co.	38,956	4,112,585

		7,240,736

Containers & Packaging (0.7%)
AptarGroup, Inc.	17,240	1,351,788
Avery Dennison Corp.	2,000	144,220
Bemis Co., Inc.	101,352	5,248,007
Crown Holdings, Inc.*	26,347	1,306,548
Graphic Packaging Holding Co.	47,015	604,143
International Paper Co.	7,288	299,099
Owens-Illinois, Inc.*	50,322	803,139
Packaging Corp. of America	5,251	317,160
Sonoco Products Co.	34,096	1,656,043
WestRock Co.	79,899	3,118,458

		14,848,605

Metals & Mining (1.2%)
Alcoa, Inc.	442,525	4,239,389
Allegheny Technologies, Inc.	37,822	616,499
Freeport-McMoRan, Inc.	423,296	4,376,881
Newmont Mining Corp.	178,774	4,751,813
Nucor Corp.	107,840	5,100,832
Reliance Steel & Aluminum Co.	25,103	1,736,877
Royal Gold, Inc.	20,740	1,063,755
Steel Dynamics, Inc.	72,639	1,635,104
Tahoe Resources, Inc.	48,413	485,582
United States Steel Corp.	49,227	790,093

		24,796,825

Paper & Forest Products (0.4%)
Domtar Corp.	21,227	859,694
KapStone Paper and Packaging Corp.	82,917	1,148,400
Louisiana-Pacific Corp.*	310,845	5,321,666

		7,329,760

Total Materials		92,582,085

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
CenturyLink, Inc.	190,498	6,088,316
Frontier Communications Corp.	394,785	2,206,848
Level 3 Communications, Inc.*	86,104	4,550,596
SBA Communications Corp., Class A*	22,179	2,221,671
Zayo Group Holdings, Inc.*	7,268	176,176

		15,243,607

Wireless Telecommunication Services (0.2%)
Millicom International Cellular S.A. (SDR)	43,351	2,369,333
Sprint Corp.*	249,382	867,849
Telephone & Data Systems, Inc.	31,478	947,173
U.S. Cellular Corp.*	4,872	222,602

		4,406,957

Total Telecommunication Services		19,650,564

Utilities (8.2%)
Electric Utilities (3.2%)
Avangrid, Inc.	19,117	766,783

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	110,096	$7,914,801
Entergy Corp.	60,663	4,809,363
Eversource Energy	107,337	6,262,041
FirstEnergy Corp.	142,608	5,129,610
Great Plains Energy, Inc.	158,420	5,109,045
Hawaiian Electric Industries, Inc.	36,209	1,173,172
ITC Holdings Corp.	117,830	5,133,853
OGE Energy Corp.	67,439	1,930,778
Pinnacle West Capital Corp.	37,424	2,809,420
Portland General Electric Co.	40,045	1,581,377
PPL Corp.	225,761	8,594,721
Westar Energy, Inc.	112,306	5,571,501
Xcel Energy, Inc.	171,292	7,163,431

		63,949,896

Gas Utilities (1.2%)
AGL Resources, Inc.	40,528	2,639,994
Atmos Energy Corp.	34,136	2,534,939
National Fuel Gas Co.	28,527	1,427,776
Questar Corp.	59,376	1,472,525
UGI Corp.	387,766	15,623,092

		23,698,326

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	230,605	2,721,139
Calpine Corp.*	111,225	1,687,283
NRG Energy, Inc.	106,164	1,381,194
TerraForm Power, Inc., Class A*	17,643	152,612

		5,942,228

Multi-Utilities (3.2%)
Alliant Energy Corp.	103,074	7,656,337
Ameren Corp.	81,990	4,107,699
CenterPoint Energy, Inc.	145,372	3,041,182
CMS Energy Corp.	93,533	3,969,541
Consolidated Edison, Inc.	98,967	7,582,852
DTE Energy Co.	60,598	5,493,815
MDU Resources Group, Inc.	65,816	1,280,779
NiSource, Inc.	107,246	2,526,716
Public Service Enterprise Group, Inc.	170,937	8,057,970
SCANA Corp.	48,294	3,387,824
Sempra Energy	83,661	8,704,927
TECO Energy, Inc.	79,451	2,187,286
Vectren Corp.	27,922	1,411,736
WEC Energy Group, Inc.	106,677	6,408,087

		65,816,751

Water Utilities (0.3%)
American Water Works Co., Inc.	60,812	4,191,771
Aqua America, Inc.	59,834	1,903,918

		6,095,689

Total Utilities		165,502,890

Total Common Stocks (79.0%) (Cost $1,362,968,170)		1,600,527,256

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares® Core S&P Mid-Cap ETF	3,855	555,852
iShares® Morningstar Mid-Cap ETF	6,466	939,122
iShares® Morningstar Mid-Cap Growth ETF	38,930	5,918,139
iShares® Morningstar Mid-Cap Value ETF‡	77,937	9,624,440
iShares® Russell Mid-Cap ETF	2,905	473,282
iShares® Russell Mid-Cap Growth ETF	57,054	5,258,097
iShares® Russell Mid-Cap Value ETF	879,175	62,359,883
iShares® S&P Mid-Cap 400 Growth ETF	22,360	3,635,959
iShares® S&P Mid-Cap 400 Value ETF	443,721	55,039,153
SPDR® S&P 400 MidCap Value ETF	23,094	1,859,991
Vanguard Mid-Cap Growth ETF	48,900	4,902,714
Vanguard Mid-Cap Value Index Fund	548,900	47,820,168

Total Investment Companies (9.8%) (Cost $112,342,835)		198,386,800

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*† (Cost $—)	1,953	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	117,186,519	117,186,519

Total Short-Term Investment (5.8%) (Cost $117,186,519)		117,186,519

Total Investments (94.6%) (Cost $1,592,497,524)		1,916,100,575
Other Assets Less Liabilities (5.4%)		109,311,962

Net Assets (100%)		$2,025,412,537

*	Non-income producing.

†	Securities (totaling $18,094 or 0.0% of net assets) held at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $18,094 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid-Cap Value ETF	$9,229,300	$—	$—	$9,624,440	$68,721	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying portfolios.

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	446	June-16	$47,391,185	$49,488,160	$2,096,975
S&P 500 E-Mini Index	478	June-16	47,127,137	49,030,850	1,903,713
S&P MidCap 400 E-Mini Index	686	June-16	94,672,700	98,866,320	4,193,620

					$8,194,308

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 4/5/16	Goldman Sachs International	23	$25,940	$25,922	$18

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$174,041,520	$4,157,037	$—		$178,198,557
Consumer Staples	82,102,118	—	—		82,102,118
Energy	115,223,339	—	18,094		115,241,433
Financials	515,790,331	—	—		515,790,331
Health Care	92,401,818	4,943,750	—		97,345,568
Industrials	166,302,267	3,869,275	—		170,171,542
Information Technology	163,942,168	—	—		163,942,168
Materials	92,582,085	—	—		92,582,085
Telecommunication Services	17,281,231	2,369,333	—		19,650,564
Utilities	165,502,890	—	—		165,502,890
Forward Currency Contracts	—	18	—		18
Futures	8,194,308	—	—		8,194,308
Investment Companies
Exchange Traded Funds (ETFs)	198,386,800	—	—		198,386,800
Rights
Information Technology	—	—	—	(a)	—	(a)
Short-Term Investments	117,186,519	—	—		117,186,519

Total Assets	$1,908,937,394	$15,339,413	$18,094		$1,924,294,901

Total Liabilities	$—	$—	$—		$—

Total	$1,908,937,394	$15,339,413	$18,094		$1,924,294,901

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$451,283,110
Aggregate gross unrealized depreciation	(145,711,223)

Net unrealized appreciation	$305,571,887

Federal income tax cost of investments	$1,610,528,688

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (6.6%)
Fertilizers & Agricultural Chemicals (6.6%)
Agrium, Inc.	1,186	$104,715
CF Industries Holdings, Inc.	2,106	66,002
FMC Corp.	1,207	48,727
Israel Chemicals Ltd.	4,607	20,053
K+S AG (Registered)	1,729	40,460
Monsanto Co.	3,973	348,591
Mosaic Co.	2,878	77,706
Potash Corp. of Saskatchewan, Inc.	7,542	128,395
Syngenta AG (Registered)	838	348,604
Yara International ASA	1,615	60,777

Total Chemicals		1,244,030

Construction & Engineering (0.1%)
Construction & Engineering (0.1%)
OCI N.V.*	762	14,923

Total Construction & Engineering		14,923

Food Products (1.8%)
Agricultural Products (1.8%)
Archer-Daniels-Midland Co.	5,391	195,747
Bunge Ltd.	1,287	72,934
Golden Agri-Resources Ltd.	63,538	19,328
Wilmar International Ltd.	16,478	41,077

Total Food Products		329,086

Metals & Mining (18.4%)
Aluminum (1.0%)
Alcoa, Inc.	11,834	113,370
Alumina Ltd.	23,412	23,330
Norsk Hydro ASA	12,148	50,018

		186,718

Diversified Metals & Mining (9.5%)
Anglo American plc	12,663	100,412
Antofagasta plc	3,562	24,014
BHP Billiton Ltd.	29,011	374,939
BHP Billiton plc	19,078	214,493
Boliden AB	2,471	39,538
First Quantum Minerals Ltd.	6,226	32,790
Freeport-McMoRan, Inc.	10,441	107,960
Glencore plc*	110,523	249,696
Iluka Resources Ltd.	3,782	19,018
Mitsubishi Materials Corp.	9,841	27,806
Rio Tinto Ltd.	3,832	125,398
Rio Tinto plc	11,209	314,815
South32 Ltd.*	48,089	54,004
Sumitomo Metal Mining Co., Ltd.	4,468	44,364
Teck Resources Ltd., Class B	5,120	38,831
Turquoise Hill Resources Ltd.*	9,088	23,232

		1,791,310

Gold (4.3%)
Agnico Eagle Mines Ltd.	1,965	71,096
Barrick Gold Corp.	10,522	142,913
Eldorado Gold Corp.	6,472	20,332
Franco-Nevada Corp.	1,579	96,971
Goldcorp, Inc.	7,499	121,658
Kinross Gold Corp.*	11,110	37,896
Newcrest Mining Ltd.*	6,924	90,017
Newmont Mining Corp.	4,780	127,052
Randgold Resources Ltd.	843	77,125
Yamana Gold, Inc.	8,550	25,938

		810,998

Precious Metals & Minerals (0.2%)
Fresnillo plc	1,997	27,320

Silver (0.3%)
Silver Wheaton Corp.	3,654	60,630

Steel (3.1%)
ArcelorMittal S.A.	15,344	69,403
Fortescue Metals Group Ltd.	14,063	27,489
Hitachi Metals Ltd.	1,504	15,515
JFE Holdings, Inc.	4,448	59,915
Kobe Steel Ltd.	27,729	24,392
Maruichi Steel Tube Ltd.	429	11,759
Nippon Steel & Sumitomo Metal Corp.	7,334	140,887
Nucor Corp.	2,887	136,555
ThyssenKrupp AG	3,323	69,046
voestalpine AG	1,028	34,397

		589,358

Total Metals & Mining		3,466,334

Oil, Gas & Consumable Fuels (71.5%)
Coal & Consumable Fuels (0.2%)
Cameco Corp.	3,575	45,887

Integrated Oil & Gas (53.7%)
BP plc	165,454	832,073
Cenovus Energy, Inc.	7,526	97,932
Chevron Corp.	17,001	1,621,895
Eni S.p.A.	22,980	347,781
Exxon Mobil Corp.	37,604	3,143,318
Galp Energia SGPS S.A.	4,180	52,559
Husky Energy, Inc.	3,179	39,580
Imperial Oil Ltd.	2,680	89,536
Occidental Petroleum Corp.	6,899	472,099
OMV AG	1,331	37,447
Origin Energy Ltd.	15,803	61,659
Repsol S.A.	9,918	111,954
Royal Dutch Shell plc, Class A	71,405	1,735,260
Statoil ASA	10,081	158,743
Suncor Energy, Inc.	14,249	396,833
Total S.A.	19,825	903,708

		10,102,377

Oil & Gas Exploration & Production (17.6%)
Anadarko Petroleum Corp.	4,590	213,756
Antero Resources Corp.*	751	18,677
Apache Corp.	3,415	166,686
ARC Resources Ltd.	3,117	45,336
Cabot Oil & Gas Corp.	4,138	93,974
California Resources Corp.	3	3
Canadian Natural Resources Ltd.	9,886	267,407
Cimarex Energy Co.	855	83,166
Concho Resources, Inc.*	1,167	117,914
ConocoPhillips Co.	11,153	449,131
Continental Resources, Inc.*	843	25,594
Crescent Point Energy Corp.	4,558	63,101
Devon Energy Corp.	4,149	113,849
Encana Corp.	7,595	46,316
EOG Resources, Inc.	4,966	360,432
EQT Corp.	1,378	92,684
Hess Corp.	2,529	133,152
INPEX Corp.	8,586	65,113
Lundin Petroleum AB*	1,967	33,315

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Oil Corp.	7,424	$82,703
Murphy Oil Corp.	1,476	37,181
Noble Energy, Inc.	3,871	121,588
Oil Search Ltd.	12,379	64,147
Peyto Exploration & Development Corp.	1,364	30,342
Pioneer Natural Resources Co.	1,459	205,340
PrairieSky Royalty Ltd.	1,647	31,247
Range Resources Corp.	1,530	49,541
Santos Ltd.	15,149	46,798
Seven Generations Energy Ltd., Class A*	1,478	22,248
Southwestern Energy Co.*	3,473	28,027
Tourmaline Oil Corp.*	1,699	35,975
Vermilion Energy, Inc.	1,001	29,296
Woodside Petroleum Ltd.	6,698	133,288

		3,307,327

Total Oil, Gas & Consumable Fuels		13,455,591

Paper & Forest Products (1.3%)
Forest Products (0.1%)
West Fraser Timber Co., Ltd.	616	24,716

Paper Products (1.2%)
Mondi plc	3,317	63,648
Oji Holdings Corp.	6,600	26,507
Stora Enso Oyj, Class R	4,976	44,533
UPM-Kymmene Oyj	4,821	87,334

		222,022

Total Paper & Forest Products		246,738

Total Common Stocks (99.7%) (Cost $23,524,638)		18,756,702

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	73,338	73,338

Total Short-Term Investment (0.4%) (Cost $73,338)		73,338

Total Investments (100.1%) (Cost $23,597,976)		18,830,040
Other Assets Less Liabilities (-0.1%)		(23,912)

Net Assets (100%)		$18,806,128

*	Non-income producing.

Country Diversification

As a Percentage of Total Net Assets

Australia	5.9%
Austria	0.4
Canada	11.5
Chile	0.1
Finland	0.7
France	4.8
Germany	0.6
Israel	0.1
Italy	1.9
Japan	2.2
Luxembourg	0.4
Mexico	0.1
Netherlands	9.3
Norway	1.4
Portugal	0.3
Singapore	0.3
South Africa	0.3
Spain	0.6
Sweden	0.4
Switzerland	3.2
United Kingdom	7.7
United States	47.9
Cash and Other	(0.1)

100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$268,681	$60,405	$—	$329,086
Energy	8,871,746	4,583,845	—	13,455,591
Industrials	—	14,923	—	14,923
Materials	1,956,076	3,001,026	—	4,957,102
Short-Term Investments	73,338	—	—	73,338

Total Assets	$11,169,841	$7,660,199	$—	$18,830,040

Total Liabilities	$—	$—	$—	$—

Total	$11,169,841	$7,660,199	$—	$18,830,040

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,114
Aggregate gross unrealized depreciation	(4,970,684)

Net unrealized depreciation	$(4,843,570)

Federal income tax cost of investments	$23,673,610

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	3,739	$40,593
Extendicare, Inc.	1,907	13,817

Total Health Care Providers & Services		54,410

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	1,145	19,915

Total Hotels, Restaurants & Leisure		19,915

Real Estate Investment Trusts (REITs) (80.4%)
Diversified REITs (12.6%)
Activia Properties, Inc. (REIT)	11	57,079
Affine S.A. (REIT)	149	2,916
American Assets Trust, Inc. (REIT)	838	33,453
ANF Immobilier (REIT)	155	4,173
Artis Real Estate Investment Trust (REIT)	2,947	29,113
Canadian Real Estate Investment Trust (REIT)	1,570	54,483
Cofinimmo S.A. (REIT)	454	55,716
Cominar Real Estate Investment Trust (REIT)	3,675	48,670
Cousins Properties, Inc. (REIT)	4,513	46,845
Daiwa House REIT Investment Corp. (REIT)	7	30,694
Daiwa House Residential Investment Corp. (REIT)	15	31,294
Dream Global Real Estate Investment Trust (REIT)	2,050	13,748
Duke Realty Corp. (REIT)	7,523	169,568
Empire State Realty Trust, Inc. (REIT), Class A	2,068	36,252
F&C UK Real Estate Investment Ltd. (REIT)	5,206	7,328
First Potomac Realty Trust (REIT)	1,257	11,388
Fonciere des Regions (REIT)	794	75,035
Forest City Realty Trust, Inc. (REIT), Class A	5,109	107,749
Gecina S.A. (REIT)	869	119,649
GPT Group (REIT)	39,182	150,175
Gramercy Property Trust (REIT)	9,150	77,318
Green REIT plc (REIT)	14,410	23,136
H&R Real Estate Investment Trust (REIT)	6,047	97,730
Hamborner REIT AG (REIT)	1,274	13,792
Hibernia REIT plc (REIT)	14,870	21,997
Hulic Reit, Inc. (REIT)	15	24,390
ICADE (REIT)	754	57,759
Investors Real Estate Trust (REIT)	2,658	19,297
Kenedix Realty Investment Corp. (REIT)	8	45,919
Land Securities Group plc (REIT)	17,160	271,353
Lar Espana Real Estate Socimi S.A. (REIT)	1,120	10,616
Lexington Realty Trust (REIT)	5,146	44,256
Liberty Property Trust (REIT)	3,211	107,440
Londonmetric Property plc (REIT)	12,753	29,050
Merlin Properties Socimi S.A. (REIT)	7,050	81,987
Mirvac Group (REIT)	80,794	119,840
Nomura Real Estate Master Fund, Inc. (REIT)	79	117,926
NSI N.V. (REIT)	2,977	14,140
Premier Investment Corp. (REIT)	28	34,607
PS Business Parks, Inc. (REIT)	455	45,732
Redefine International plc (REIT)	25,827	17,479
Schroder Real Estate Investment Trust Ltd. (REIT)	11,313	9,871
Sekisui House SI Residential Investment Corp. (REIT)	30	30,841
Select Income REIT (REIT)	1,473	33,953
Shaftesbury plc (REIT)	6,059	79,277
Spirit Realty Capital, Inc. (REIT)	9,181	103,286
Standard Life Investment Property Income Trust Ltd. (REIT)	8,288	10,267
Stockland Corp., Ltd. (REIT)	51,565	168,781
STORE Capital Corp. (REIT)	2,264	58,592
Suntec Real Estate Investment Trust (REIT)	52,892	65,730
Tokyu REIT, Inc. (REIT)	21	28,828
Top REIT, Inc. (REIT)	4	15,798
United Urban Investment Corp. (REIT)	61	98,591
VEREIT, Inc. (REIT)	19,737	175,067
Vornado Realty Trust (REIT)	3,697	349,108
Washington Real Estate Investment Trust (REIT)	1,481	43,260
Winthrop Realty Trust (REIT)*	495	6,499
WP Carey, Inc. (REIT)	1,937	120,559

		3,759,400

Health Care REITs (7.0%)
Aedifica S.A. (REIT)	268	18,877
Assura plc (REIT)	35,650	27,189
Care Capital Properties, Inc. (REIT)	1,820	48,849
HCP, Inc. (REIT)	10,150	330,687
Healthcare Realty Trust, Inc. (REIT)	2,234	69,008
Healthcare Trust of America, Inc. (REIT), Class A	2,830	83,259
LTC Properties, Inc. (REIT)	818	37,006
Medical Properties Trust, Inc. (REIT)	5,180	67,236
National Health Investors, Inc. (REIT)	778	51,753
New Senior Investment Group, Inc. (REIT)	1,720	17,716
Omega Healthcare Investors, Inc. (REIT)	3,644	128,633
Physicians Realty Trust (REIT)	2,366	43,960
Primary Health Properties plc (REIT)	9,244	13,542
Sabra Health Care REIT, Inc. (REIT)	1,404	28,206
Senior Housing Properties Trust (REIT)	5,173	92,545
Target Healthcare REIT Ltd. (REIT)	3,730	5,947
Universal Health Realty Income Trust (REIT)	304	17,100
Ventas, Inc. (REIT)	7,330	461,497
Welltower, Inc. (REIT)	7,760	538,078

		2,081,088

Hotel & Resort REITs (3.4%)
Apple Hospitality REIT, Inc. (REIT)	3,630	71,910
Ashford Hospitality Trust, Inc. (REIT)	1,984	12,658
CDL Hospitality Trusts (REIT)	13,917	13,578
Chatham Lodging Trust (REIT)	800	17,144
Chesapeake Lodging Trust (REIT)	1,302	34,451
DiamondRock Hospitality Co. (REIT)	4,360	44,123
FelCor Lodging Trust, Inc. (REIT)	3,119	25,326

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hersha Hospitality Trust (REIT)	811	$17,307
Hospitality Properties Trust (REIT)	3,311	87,940
Host Hotels & Resorts, Inc. (REIT)	16,510	275,717
InnVest Real Estate Investment Trust (REIT)	2,167	8,726
Japan Hotel REIT Investment Corp. (REIT)	79	69,563
LaSalle Hotel Properties (REIT)	2,463	62,339
Pebblebrook Hotel Trust (REIT)	1,560	45,349
RLJ Lodging Trust (REIT)	2,726	62,371
Ryman Hospitality Properties, Inc. (REIT)	1,057	54,414
Summit Hotel Properties, Inc. (REIT)	1,810	21,666
Sunstone Hotel Investors, Inc. (REIT)	4,528	63,392
Xenia Hotels & Resorts, Inc. (REIT)	2,410	37,644

		1,025,618

Industrial REITs (5.2%)
Ascendas Real Estate Investment
Trust (REIT)	45,723	81,076
BWP Trust (REIT)	10,669	27,970
DCT Industrial Trust, Inc. (REIT)	1,935	76,374
EastGroup Properties, Inc. (REIT)	694	41,897
First Industrial Realty Trust, Inc. (REIT)	2,390	54,349
GLP J-REIT (REIT)	49	55,859
Goodman Group (REIT)	38,295	195,798
Granite Real Estate Investment Trust (REIT)	1,034	29,784
Hansteen Holdings plc (REIT)	15,706	24,001
Industrial & Infrastructure Fund Investment Corp. (REIT)	8	37,176
Japan Logistics Fund, Inc. (REIT)	19	39,690
Mapletree Industrial Trust (REIT)	27,064	32,027
Mapletree Logistics Trust (REIT)	31,848	23,865
Nippon Prologis REIT, Inc. (REIT)	32	71,623
Prologis, Inc. (REIT)	11,453	505,993
Pure Industrial Real Estate Trust (REIT)	4,109	15,060
Rexford Industrial Realty, Inc. (REIT)	1,170	21,247
Segro plc (REIT)	16,187	95,389
STAG Industrial, Inc. (REIT)	1,477	30,072
Terreno Realty Corp. (REIT)	920	21,574
Tritax Big Box REIT plc (REIT)	18,305	35,361
Warehouses De Pauw S.C.A. (REIT)	292	27,761

		1,543,946

Office REITs (10.3%)
Alexandria Real Estate Equities, Inc. (REIT)	1,597	145,151
Allied Properties Real Estate Investment Trust (REIT)	1,692	45,559
Alstria Office REIT-AG (REIT)*	2,292	33,070
Axiare Patrimonio SOCIMI S.A. (REIT)	1,260	18,753
Befimmo S.A. (REIT)	352	22,615
Beni Stabili S.p.A. SIIQ (REIT)	23,281	17,471
Boston Properties, Inc. (REIT)	3,351	425,845
Brandywine Realty Trust (REIT)	3,824	53,651
CapitaLand Commercial Trust (REIT)	42,855	46,739
Champion REIT (REIT)	51,536	26,242
Columbia Property Trust, Inc. (REIT)	2,680	58,933
Corporate Office Properties Trust (REIT)	2,047	53,713
Cromwell Property Group (REIT)	31,874	25,410
Daiwa Office Investment Corp. (REIT)	6	37,318
Derwent London plc (REIT)	2,188	99,052
Dexus Property Group (REIT)	21,073	128,259
Douglas Emmett, Inc. (REIT)	2,989	89,999
Dream Office Real Estate Investment Trust (REIT)	2,360	37,705
DuPont Fabros Technology, Inc. (REIT)	1,627	65,942
Equity Commonwealth (REIT)*	2,760	77,887
Franklin Street Properties Corp. (REIT)	1,901	20,170
Government Properties Income Trust (REIT)	1,551	27,685
Great Portland Estates plc (REIT)	7,493	78,346
Highwoods Properties, Inc. (REIT)	2,071	99,014
Hudson Pacific Properties, Inc. (REIT)	1,584	45,809
Intervest Offices & Warehouses N.V. (REIT)*	271	7,734
Investa Office Fund (REIT)	12,461	40,023
Japan Excellent, Inc. (REIT)	25	33,764
Japan Prime Realty Investment Corp. (REIT)	19	77,405
Japan Real Estate Investment Corp. (REIT)	29	167,489
Keppel REIT (REIT)	40,729	30,067
Kilroy Realty Corp. (REIT)	2,022	125,101
Leasinvest Real Estate S.C.A. (REIT)	14	1,583
Mack-Cali Realty Corp. (REIT)	1,916	45,026
Mori Hills REIT Investment Corp. (REIT)	32	47,341
Mori Trust Sogo Reit, Inc. (REIT)	22	38,040
New York REIT, Inc. (REIT)	3,550	35,855
Nippon Building Fund, Inc. (REIT)	30	177,796
Orix JREIT, Inc. (REIT)	52	80,626
Paramount Group, Inc. (REIT)	3,131	49,939
Parkway Properties, Inc. (REIT)	1,727	27,045
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,159	64,159
SL Green Realty Corp. (REIT)	2,186	211,780
Tier REIT, Inc. (REIT)	1,020	13,709
Workspace Group plc (REIT)	2,513	28,261

		3,083,081

Residential REITs (10.5%)
Advance Residence Investment Corp. (REIT)	29	73,412
American Campus Communities, Inc. (REIT)	2,852	134,301
American Homes 4 Rent (REIT), Class A	4,173	66,351
Apartment Investment & Management Co. (REIT), Class A	3,425	143,233
AvalonBay Communities, Inc. (REIT)	3,000	570,600
Boardwalk Real Estate Investment Trust (REIT)	876	34,932
Camden Property Trust (REIT)	1,882	158,257
Canadian Apartment Properties REIT (REIT)	2,747	61,084
Colony Starwood Homes (REIT)	1,070	26,482
Education Realty Trust, Inc. (REIT)	1,389	57,782
Empiric Student Property plc (REIT)	9,600	15,098
Equity LifeStyle Properties, Inc. (REIT)	1,685	122,550

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Residential (REIT)	7,865	$590,111
Essex Property Trust, Inc. (REIT)	1,450	339,097
Invincible Investment Corp. (REIT)	41	30,747
Irish Residential Properties REIT plc (REIT)	7,650	9,619
Japan Rental Housing Investments, Inc. (REIT)	30	22,151
Killam Apartment Real Estate Investment Trust (REIT)	1,151	10,378
Mid-America Apartment Communities, Inc. (REIT)	1,646	168,238
Milestone Apartments Real Estate Investment Trust (REIT)	1,530	19,556
Monogram Residential Trust, Inc. (REIT)	3,660	36,088
Nippon Accommodations Fund, Inc. (REIT)	11	42,370
Northview Apartment Real Estate Investment Trust (REIT)	949	13,649
Post Properties, Inc. (REIT)	1,175	70,194
Silver Bay Realty Trust Corp. (REIT)	746	11,078
Sun Communities, Inc. (REIT)	1,224	87,651
UDR, Inc. (REIT)	5,718	220,315

		3,135,324

Retail REITs (25.1%)
Acadia Realty Trust (REIT)	1,527	53,644
AEON REIT Investment Corp. (REIT)	19	24,344
Agree Realty Corp. (REIT)	437	16,811
Alexander’s, Inc. (REIT)	44	16,744
British Land Co. plc (REIT)	22,362	224,983
Brixmor Property Group, Inc. (REIT)	3,794	97,202
CapitaLand Mall Trust (REIT)	58,134	90,144
CBL & Associates Properties, Inc. (REIT)	3,694	43,959
Cedar Realty Trust, Inc. (REIT)	1,823	13,180
Charter Hall Retail REIT (REIT)	7,470	26,283
Crombie Real Estate Investment Trust (REIT)	1,668	18,057
DDR Corp. (REIT)	6,648	118,268
Equity One, Inc. (REIT)	1,983	56,833
Eurocommercial Properties N.V. (CVA)	990	46,334
Federal Realty Investment Trust (REIT)	1,559	243,282
Fortune Real Estate Investment Trust (REIT)	28,713	30,759
Frontier Real Estate Investment Corp. (REIT)	11	52,877
Fukuoka REIT Corp. (REIT)	14	25,314
General Growth Properties, Inc. (REIT)	10,978	326,376
Getty Realty Corp. (REIT)	525	10,411
Hammerson plc (REIT)	17,108	142,145
Immobiliare Grande Distribuzione SIIQ S.p.A. (REIT)	7,991	7,274
Intu Properties plc (REIT)	20,456	91,959
Japan Retail Fund Investment Corp. (REIT)	56	134,446
Kimco Realty Corp. (REIT)	8,982	258,502
Kite Realty Group Trust (REIT)	1,794	49,712
Kiwi Property Group Ltd. (REIT)	27,628	27,594
Klepierre S.A. (REIT)	4,461	213,707
Link REIT (REIT)	49,342	292,591
Macerich Co. (REIT)	3,469	274,884
Mapletree Commercial Trust (REIT)	28,594	29,912
Mercialys S.A. (REIT)	879	20,399
National Retail Properties, Inc. (REIT)	3,073	141,973
Pennsylvania Real Estate Investment Trust (REIT)	1,419	31,005
Ramco-Gershenson Properties Trust (REIT)	1,685	30,381
Realty Income Corp. (REIT)	5,463	341,492
Regency Centers Corp. (REIT)	2,132	159,580
Retail Opportunity Investments Corp. (REIT)	2,147	43,198
Retail Properties of America, Inc. (REIT), Class A	5,159	81,770
RioCan Real Estate Investment Trust (REIT)	6,933	141,996
Rouse Properties, Inc. (REIT)	769	14,134
Saul Centers, Inc. (REIT)	306	16,224
Scentre Group (REIT)	111,601	379,832
Shopping Centres Australasia Property Group (REIT)	16,010	28,104
Simon Property Group, Inc. (REIT)	6,787	1,409,592
Smart Real Estate Investment Trust (REIT)	2,435	63,615
Tanger Factory Outlet Centers, Inc. (REIT)	2,078	75,618
Taubman Centers, Inc. (REIT)	1,317	93,810
Unibail-Rodamco SE (REIT)	2,161	594,587
Urban Edge Properties (REIT)	1,925	49,742
Urstadt Biddle Properties, Inc. (REIT), Class A	552	11,564
Vastned Retail N.V. (REIT)	391	17,501
Vicinity Centres (REIT)	71,759	175,472
Weingarten Realty Investors (REIT)	2,439	91,511
Wereldhave Belgium N.V. (REIT)*	61	7,903
Wereldhave N.V. (REIT)	866	48,433
Westfield Corp. (REIT)	42,196	323,130
WP Glimcher, Inc. (REIT)	4,009	38,045

		7,489,142

Specialized REITs (6.3%)
Big Yellow Group plc (REIT)	3,105	34,539
CubeSmart (REIT)	3,824	127,339
Digital Realty Trust, Inc. (REIT)	3,218	284,761
EPR Properties (REIT)	1,395	92,935
Extra Space Storage, Inc. (REIT)	2,531	236,547
Gaming and Leisure Properties, Inc. (REIT)	1,920	59,367
Public Storage (REIT)	3,173	875,209
QTS Realty Trust, Inc. (REIT), Class A	840	39,799
Safestore Holdings plc (REIT)	4,503	21,711
Sovran Self Storage, Inc. (REIT)	861	101,555

		1,873,762

Total Real Estate Investment Trusts (REITs)		23,991,361

Real Estate Management & Development (18.3%)
Diversified Real Estate Activities (9.1%)
Allreal Holding AG (Registered)*	223	32,283
CapitaLand Ltd.	55,593	126,624
D Carnegie & Co. AB*	750	7,206
DIC Asset AG	741	6,923
Grand City Properties S.A.	2,210	50,798
Hang Lung Properties Ltd.	47,875	91,463
Henderson Land Development Co., Ltd.	22,436	137,814

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Kennedy Wilson Europe Real Estate plc		2,550	$42,887
Kerry Properties Ltd.		14,229	39,070
Mitsubishi Estate Co., Ltd.		27,195	505,141
Mitsui Fudosan Co., Ltd.		20,267	505,662
Mobimo Holding AG (Registered)*		131	31,921
New World Development Co., Ltd.		121,224	115,483
Nomura Real Estate Holdings, Inc.		2,586	47,793
Sumitomo Realty & Development Co., Ltd.		8,985	262,976
Sun Hung Kai Properties Ltd.		36,500	446,290
Tokyo Tatemono Co., Ltd.		4,488	55,908
UOL Group Ltd.		10,318	45,931
Wharf Holdings Ltd.		29,818	162,979

			2,715,152

Real Estate Development (1.9%)
ADLER Real Estate AG*		520	6,781
Cheung Kong Property Holdings Ltd.		61,530	396,195
Conwert Immobilien Invest SE*		1,511	24,226
Helical Bar plc		2,072	11,487
Sino Land Co., Ltd.		64,619	102,293
TAG Immobilien AG		2,561	34,649

			575,631

Real Estate Operating Companies (7.3%)
ADO Properties S.A.*§		502	17,217
Aeon Mall Co., Ltd.		2,464	36,496
Azrieli Group Ltd.		800	31,414
BUWOG AG*		1,576	33,858
CA Immobilien Anlagen AG*		1,555	30,567
Capital & Counties Properties plc		15,865	75,149
Castellum AB		3,593	57,138
Citycon Oyj		8,541	21,556
Daejan Holdings plc		128	10,626
Deutsche EuroShop AG		1,000	46,973
Deutsche Wohnen AG		7,360	228,887
Dios Fastigheter AB		1,013	7,456
Entra ASA§		1,373	12,942
Fabege AB*		2,877	48,587
Fastighets AB Balder, Class B*		2,022	51,308
First Capital Realty, Inc.		1,964	31,182
Fonciere de Paris SIIC		60	9,886
Grainger plc		8,946	29,077
Hemfosa Fastigheter AB		1,714	18,843
Hispania Activos Inmobiliarios S.A.*		1,480	21,051
Hongkong Land Holdings Ltd.		25,704	153,967
Hufvudstaden AB, Class A		2,433	38,571
Hulic Co., Ltd.		7,760	74,190
Hysan Development Co., Ltd.		13,725	58,475
Inmobiliaria Colonial S.A.*		45,563	33,752
Klovern AB, Class B		8,175	9,254
Kungsleden AB		3,954	28,006
LEG Immobilien AG*		1,375	129,628
Norwegian Property ASA*		5,362	5,586
NTT Urban Development Corp.		2,370	23,185
PSP Swiss Property AG (Registered)*		855	82,250
Sponda Oyj		5,242	22,070
Swire Properties Ltd.		25,539	68,972
Swiss Prime Site AG (Registered)*		1,384	122,056
Technopolis Oyj		2,092	8,927
TLG Immobilien AG		1,220	26,585
Unite Group plc		4,835	44,200
Vonovia SE		10,184	366,482
Wallenstam AB, Class B		4,296	37,148
Wihlborgs Fastigheter AB		1,458	30,962

			2,184,479

Total Real Estate Management & Development			5,475,262

Total Common Stocks (99.0%) (Cost $27,122,463)			29,540,948

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.4%)
iShares® International Developed Real Estate ETF		2,225	65,014
iShares® U.S. Real Estate ETF		845	65,792

			130,806

Investment Companies (0.2%)
F&C Commercial Property Trust Ltd.		11,515	21,583
MedicX Fund Ltd.		8,118	10,202
Picton Property Income Ltd.		11,785	11,806
UK Commercial Property Trust Ltd.		14,445	17,313

			60,904

Total Investment Companies (0.6%) (Cost $190,994)			191,710

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Security (0.0%)
Foreign Government (0.0%)
France Government Bond OAT
1.100%, 7/25/22(m)	EUR	1	2

Total Government Securities			2

Total Long-Term Debt Securities (0.0%) (Cost $224)			2

	Number of Rights		Value (Note 1)
RIGHTS:
Real Estate Investment Trusts (REITs) (0.0%)
Health Care REITs (0.0%)
Primary Health Properties plc, expiring 4/12/16* (Cost $—)		933	27

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares		103,154	103,154

Total Short-Term Investment (0.4%) (Cost $103,154)			103,154

Total Investments (100.0%) (Cost $27,416,835)			29,835,841
Other Assets Less Liabilities (0.0%)			8,652

Net Assets (100%)			$29,844,493

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $30,159 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $2 or 0.0% of net assets.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Glossary:

CVA — Dutch Certification

EUR — European Currency Unit

Country Diversification

As a Percentage of Total Net Assets

Australia	6.0%
Austria	0.3
Belgium	0.5
Canada	2.7
Finland	0.2
France	3.7
Germany	3.0
Hong Kong	7.0
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	11.3
Luxembourg	0.2
Netherlands	0.4
New Zealand	0.1
Norway	0.0	#
Singapore	2.1
Spain	0.5
Sweden	1.2
Switzerland	0.9
United Kingdom	5.5
United States	54.0
Cash and Other	0.0	#

	100.0%

#	Percent shown is less than 0.05%.

Options Written:

Options written for the three months March 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	12	$435
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(12)	(435)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2016	—	$—

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$19,915	$—	$19,915
Financials	16,631,139	12,835,484	—	29,466,623
Health Care	54,410	—	—	54,410
Government Securities
Foreign Governments	—	2	—	2
Investment Companies
Exchange Traded Funds (ETFs)	130,806	—	—	130,806
Investment Companies	—	60,904	—	60,904
Rights
Financials	—	27	—	27
Short-Term Investments	103,154	—	—	103,154

Total Assets	$16,919,509	$12,916,332	$—	$29,835,841

Total Liabilities	$—	$—	$—	$—

Total	$16,919,509	$12,916,332	$—	$29,835,841

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,124,602
Aggregate gross unrealized depreciation	(1,203,720)

Net unrealized appreciation	$1,920,882

Federal income tax cost of investments	$27,914,959

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.6%)
Bridgestone Corp.	600	$22,418
Continental AG	120	27,309
Delphi Automotive plc	300	22,506
Valeo S.A.	90	14,010

		86,243

Automobiles (0.5%)
Fuji Heavy Industries Ltd.	400	14,128
General Motors Co.	1,100	34,573
Isuzu Motors Ltd.	500	5,162
Toyota Motor Corp.	300	15,866

		69,729

Distributors (0.2%)
Genuine Parts Co.	300	29,808

Hotels, Restaurants & Leisure (2.5%)
Compass Group plc	2,258	39,825
InterContinental Hotels Group plc	200	8,247
McDonald’s Corp.	900	113,112
Oriental Land Co., Ltd.	200	14,163
Sodexo S.A.	200	21,561
Starbucks Corp.	1,000	59,700
Tatts Group Ltd.	2,600	7,534
TUI AG	500	7,748
Whitbread plc	300	17,063
Yum! Brands, Inc.	500	40,925

		329,878

Household Durables (0.4%)
Barratt Developments plc	800	6,440
Persimmon plc	300	8,984
Sekisui House Ltd.	1,000	16,878
Taylor Wimpey plc	3,000	8,199
Techtronic Industries Co., Ltd.	1,500	5,927

		46,428

Leisure Products (0.1%)
Shimano, Inc.	100	15,674

Media (1.7%)
Comcast Corp., Class A	400	24,432
DISH Network Corp., Class A*	200	9,252
ITV plc	2,000	6,928
Omnicom Group, Inc.	300	24,969
Publicis Groupe S.A.	200	14,044
SES S.A. (FDR)	500	14,642
Singapore Press Holdings Ltd.	3,000	8,903
Sky plc	500	7,354
Thomson Reuters Corp.	900	36,464
Walt Disney Co.	600	59,586
Wolters Kluwer N.V.	400	15,967
WPP plc	400	9,347

		231,888

Multiline Retail (0.6%)
Dollar General Corp.	300	25,680
Dollar Tree, Inc.*	200	16,492
Next plc	280	21,716
Target Corp.	200	16,456

		80,344

Specialty Retail (3.9%)
Advance Auto Parts, Inc.	100	16,034
AutoZone, Inc.*	100	79,669
Hennes & Mauritz AB, Class B	1,000	33,345
Home Depot, Inc.	900	120,087
Industria de Diseno Textil S.A.	1,200	40,370
L Brands, Inc.	300	26,343
Lowe’s Cos., Inc.	600	45,450
Nitori Holdings Co., Ltd.	100	9,161
O’Reilly Automotive, Inc.*	100	27,366
Ross Stores, Inc.	500	28,950
TJX Cos., Inc.	1,000	78,350
Tractor Supply Co.	100	9,046
USS Co., Ltd.	600	9,585

		523,756

Textiles, Apparel & Luxury Goods (1.2%)
Burberry Group plc	800	15,684
Cie Financiere Richemont S.A. (Registered)	200	13,218
Coach, Inc.	300	12,027
Hanesbrands, Inc.	400	11,336
Luxottica Group S.p.A.	300	16,556
NIKE, Inc., Class B	800	49,176
Under Armour, Inc., Class A*	200	16,966
VF Corp.	500	32,380

		167,343

Total Consumer Discretionary		1,581,091

Consumer Staples (18.6%)
Beverages (3.8%)
Anheuser-Busch InBev S.A./N.V.	400	49,726
Asahi Group Holdings Ltd.	600	18,697
Brown-Forman Corp., Class B	200	19,694
Coca-Cola Co.	2,800	129,892
Constellation Brands, Inc., Class A	100	15,109
Diageo plc	2,400	64,855
Dr. Pepper Snapple Group, Inc.	400	35,768
Heineken N.V.	200	18,127
Monster Beverage Corp.*	200	26,676
PepsiCo, Inc.	1,100	112,728
Pernod-Ricard S.A.	200	22,303

		513,575

Food & Staples Retailing (3.4%)
Alimentation Couche-Tard, Inc., Class B	400	17,802
Costco Wholesale Corp.	600	94,548
CVS Health Corp.	900	93,357
Koninklijke Ahold N.V.	700	15,747
Kroger Co.	1,000	38,250
Lawson, Inc.	200	16,740
Metro, Inc.	300	10,408
Seven & i Holdings Co., Ltd.	900	38,321
Sysco Corp.	1,100	51,403
Wal-Mart Stores, Inc.	500	34,245
Wesfarmers Ltd.	700	22,241
Woolworths Ltd.	1,100	18,635

		451,697

Food Products (3.5%)
Ajinomoto Co., Inc.	1,000	22,564
Campbell Soup Co.	300	19,137
ConAgra Foods, Inc.	300	13,386
General Mills, Inc.	1,000	63,350
Hershey Co.	300	27,627
Hormel Foods Corp.	600	25,944
J.M. Smucker Co.	200	25,968
Kellogg Co.	400	30,620
Kerry Group plc, Class A	300	27,951
McCormick & Co., Inc. (Non-Voting)	200	19,896
Mead Johnson Nutrition Co.	200	16,994
Mondelez International, Inc., Class A	2,100	84,252

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle S.A. (Registered)	1,200	$89,668

		467,357

Household Products (3.6%)
Church & Dwight Co., Inc.	300	27,654
Clorox Co.	300	37,818
Colgate-Palmolive Co.	1,300	91,845
Henkel AG & Co. KGaA (Preference)(q)	400	44,105
Kimberly-Clark Corp.	600	80,706
Procter & Gamble Co.	1,600	131,696
Reckitt Benckiser Group plc	700	67,662

		481,486

Personal Products (1.8%)
Beiersdorf AG	200	18,056
Estee Lauder Cos., Inc., Class A	300	28,293
Kao Corp.	500	26,670
L’Oreal S.A.	240	42,999
Unilever N.V. (CVA)	1,500	67,224
Unilever plc	1,400	63,389

		246,631

Tobacco (2.5%)
Altria Group, Inc.	1,600	100,256
British American Tobacco plc	1,200	70,491
Imperial Brands plc	600	33,289
Japan Tobacco, Inc.	700	29,171
Philip Morris International, Inc.	900	88,299
Reynolds American, Inc.	400	20,124

		341,630

Total Consumer Staples		2,502,376

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Exxon Mobil Corp.	1,500	125,385
Total S.A.	1,200	54,701
TransCanada Corp.	1,300	51,109

Total Energy		231,195

Financials (16.6%)
Banks (7.1%)
Australia & New Zealand Banking Group Ltd.	1,000	17,983
Bank of Montreal	1,300	78,946
Bank of Nova Scotia	1,800	87,966
Bank of Yokohama Ltd.†	2,000	9,090
BB&T Corp.	500	16,635
Canadian Imperial Bank of Commerce	900	67,232
Commonwealth Bank of Australia	500	28,715
DBS Group Holdings Ltd.	1,000	11,411
Hang Seng Bank Ltd.	1,100	19,441
Lloyds Banking Group plc	24,000	23,447
M&T Bank Corp.	300	33,300
Mizuho Financial Group, Inc.	7,900	11,800
National Bank of Canada	600	19,630
Nordea Bank AB	2,000	19,216
Oversea-Chinese Banking Corp., Ltd.	2,000	13,117
PNC Financial Services Group, Inc.	500	42,285
Resona Holdings, Inc.	1,900	6,780
Royal Bank of Canada	1,700	97,949
Shizuoka Bank Ltd.	1,000	7,215
Sumitomo Mitsui Financial Group, Inc.	500	15,158
Svenska Handelsbanken AB, Class A	1,200	15,269
Swedbank AB, Class A*	800	17,235
Toronto-Dominion Bank	2,400	103,595
U.S. Bancorp	2,100	85,239
United Overseas Bank Ltd.	1,000	14,000
Wells Fargo & Co.	1,900	91,884

		954,538

Capital Markets (0.3%)
T. Rowe Price Group, Inc.	300	22,038
UBS Group AG (Registered)	1,500	24,164

		46,202

Consumer Finance (0.9%)
American Express Co.	900	55,260
Discover Financial Services	500	25,460
Provident Financial plc	200	8,517
Synchrony Financial*	1,000	28,660

		117,897

Diversified Financial Services (1.5%)
ASX Ltd.	200	6,352
Berkshire Hathaway, Inc., Class B*	900	127,692
Deutsche Boerse AG	200	17,066
McGraw Hill Financial, Inc.	200	19,796
Moody’s Corp.	200	19,312
Singapore Exchange Ltd.	2,000	11,796

		202,014

Insurance (4.1%)
AIA Group Ltd.	3,000	16,997
Allianz SE (Registered)	240	39,039
Allstate Corp.	200	13,474
Aon plc	400	41,780
Arch Capital Group Ltd.*	200	14,220
Baloise Holding AG (Registered)	100	12,709
Cincinnati Financial Corp.	300	19,608
Everest Reinsurance Group Ltd.	100	19,743
Hannover Rueck SE	100	11,652
Insurance Australia Group Ltd.	1,900	8,127
Intact Financial Corp.	200	14,003
Marsh & McLennan Cos., Inc.	900	54,711
Medibank Pvt Ltd.	2,100	4,716
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	240	48,816
Progressive Corp.	1,100	38,654
Prudential plc	1,200	22,423
Sampo Oyj, Class A	900	42,746
SCOR SE	400	14,201
Suncorp Group Ltd.	800	7,304
Swiss Reinsurance AG	600	55,473
T&D Holdings, Inc.	800	7,460
Tokio Marine Holdings, Inc.	300	10,129
Travelers Cos., Inc.	200	23,342
Zurich Insurance Group AG*	50	11,611

		552,938

Real Estate Investment Trusts (REITs) (1.9%)
British Land Co. plc (REIT)	800	8,049
CapitaLand Mall Trust (REIT)	4,000	6,202
Dexus Property Group (REIT)	1,500	9,130
Equity Residential (REIT)	200	15,006
GPT Group (REIT)	3,500	13,415
Public Storage (REIT)	200	55,166
Scentre Group (REIT)	7,200	24,505
Simon Property Group, Inc. (REIT)	400	83,076
Stockland Corp., Ltd. (REIT)	1,900	6,219
Unibail-Rodamco SE (REIT)	100	27,514
Westfield Corp. (REIT)	1,300	9,955

		258,237

Real Estate Management & Development (0.8%)
Brookfield Asset Management, Inc., Class A	900	31,302

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Daito Trust Construction Co., Ltd.	100	$14,199
Daiwa House Industry Co., Ltd.	1,000	28,131
Swiss Prime Site AG (Registered)*	200	17,638
Vonovia SE	400	14,394

		105,664

Total Financials		2,237,490

Health Care (13.0%)
Biotechnology (1.8%)
Actelion Ltd. (Registered)*	100	14,944
Amgen, Inc.	400	59,972
Biogen, Inc.*	200	52,064
Celgene Corp.*	500	50,045
CSL Ltd.	200	15,552
Gilead Sciences, Inc.	600	55,116

		247,693

Health Care Equipment & Supplies (2.3%)
Becton, Dickinson and Co.	300	45,546
C.R. Bard, Inc.	100	20,267
Coloplast A/S, Class B	300	22,732
Edwards Lifesciences Corp.*	200	17,642
Hoya Corp.	500	19,019
Medtronic plc	700	52,500
Smith & Nephew plc	1,500	24,732
St. Jude Medical, Inc.	300	16,500
Stryker Corp.	500	53,645
Sysmex Corp.	200	12,511
Zimmer Biomet Holdings, Inc.	200	21,326

		306,420

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	200	17,310
Cardinal Health, Inc.	600	49,170
Fresenius SE & Co. KGaA	600	43,839
HCA Holdings, Inc.*	400	31,220
Henry Schein, Inc.*	100	17,263
McKesson Corp.	300	47,175
Ramsay Health Care Ltd.	100	4,703
UnitedHealth Group, Inc.	700	90,230

		300,910

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.	100	14,159
Waters Corp.*	100	13,192

		27,351

Pharmaceuticals (6.5%)
AbbVie, Inc.	500	28,560
Astellas Pharma, Inc.	1,900	25,264
AstraZeneca plc	300	16,815
Bayer AG (Registered)	400	47,018
Eli Lilly & Co.	1,300	93,613
GlaxoSmithKline plc	3,600	73,008
Johnson & Johnson	1,300	140,660
Merck & Co., Inc.	1,900	100,529
Novartis AG (Registered)	800	57,990
Novo Nordisk A/S, Class B	900	48,817
Pfizer, Inc.	3,400	100,776
Roche Holding AG	300	73,850
Sanofi S.A.	200	16,126
Shire plc	400	22,744
Zoetis, Inc.	500	22,165

		867,935

Total Health Care		1,750,309

Industrials (14.4%)
Aerospace & Defense (4.0%)
Airbus Group SE	400	26,558
BAE Systems plc	2,000	14,621
Boeing Co.	500	63,470
General Dynamics Corp.	400	52,548
Honeywell International, Inc.	600	67,230
Lockheed Martin Corp.	400	88,600
Northrop Grumman Corp.	300	59,370
Raytheon Co.	400	49,052
Rockwell Collins, Inc.	200	18,442
Rolls-Royce Holdings plc*	800	7,836
Safran S.A.	200	13,992
Singapore Technologies Engineering Ltd.	3,000	7,189
Thales S.A.	200	17,524
United Technologies Corp.	500	50,050

		536,482

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,600	44,460
United Parcel Service, Inc., Class B	900	94,923

		139,383

Airlines (0.0%)
Japan Airlines Co., Ltd.	100	3,663

Building Products (0.5%)
Assa Abloy AB, Class B	1,200	23,680
Daikin Industries Ltd.	200	14,949
Geberit AG (Registered)	60	22,420

		61,049

Commercial Services & Supplies (1.0%)
Brambles Ltd.	1,600	14,865
Cintas Corp.	200	17,962
Republic Services, Inc.	500	23,825
Secom Co., Ltd.	300	22,300
Stericycle, Inc.*	100	12,619
Waste Management, Inc.	700	41,300

		132,871

Construction & Engineering (0.3%)
Skanska AB, Class B	800	18,260
Taisei Corp.	1,000	6,611
Vinci S.A.	200	14,899

		39,770

Electrical Equipment (0.6%)
AMETEK, Inc.	300	14,994
Emerson Electric Co.	600	32,628
Legrand S.A.	300	16,811
Mitsubishi Electric Corp.	1,000	10,480
Rockwell Automation, Inc.	100	11,375

		86,288

Industrial Conglomerates (1.5%)
3M Co.	400	66,652
CK Hutchison Holdings Ltd.	684	8,879
Danaher Corp.	300	28,458
Keihan Electric Railway Co., Ltd.	1,000	7,046
Roper Technologies, Inc.	200	36,554
Siemens AG (Registered)	500	52,998

		200,587

Machinery (1.4%)
Atlas Copco AB, Class A	700	17,616
Cummins, Inc.	200	21,988
Deere & Co.	300	23,097
FANUC Corp.	100	15,536
Illinois Tool Works, Inc.	400	40,976
Kone Oyj, Class B	200	9,640
Kubota Corp.	1,000	13,653
Makita Corp.	100	6,202
Schindler Holding AG	100	18,439

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SMC Corp.	100	$23,226

		190,373

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	100	14,217

Professional Services (0.8%)
Capita plc	600	8,980
Equifax, Inc.	300	34,287
Experian plc	1,000	17,881
Intertek Group plc	200	9,097
SGS S.A. (Registered)	7	14,793
Verisk Analytics, Inc.*	300	23,976

		109,014

Road & Rail (2.3%)
Canadian National Railway Co.	1,200	74,989
Canadian Pacific Railway Ltd.	100	13,286
Central Japan Railway Co.	200	35,372
ComfortDelGro Corp., Ltd.	4,000	8,666
DSV A/S	400	16,651
East Japan Railway Co.	300	25,891
Hankyu Hanshin Holdings, Inc.	1,000	6,380
Kintetsu Group Holdings Co., Ltd.	1,000	4,052
MTR Corp., Ltd.(b)	3,000	14,850
Nagoya Railroad Co., Ltd.	1,000	4,674
Tobu Railway Co., Ltd.	3,000	14,954
Tokyu Corp.	1,000	8,379
Union Pacific Corp.	800	63,640
West Japan Railway Co.	300	18,523

		310,307

Trading Companies & Distributors (0.9%)
Ashtead Group plc	500	6,205
Brenntag AG	240	13,709
Bunzl plc	600	17,433
Fastenal Co.	300	14,700
ITOCHU Corp.	1,800	22,167
Mitsui & Co., Ltd.	1,400	16,109
W.W. Grainger, Inc.	100	23,343

		113,666

Transportation Infrastructure (0.0%)
Transurban Group	500	4,350

Total Industrials		1,942,020

Information Technology (10.0%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	1,800	51,246
Motorola Solutions, Inc.	200	15,140

		66,386

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	400	23,128
Hexagon AB, Class B	500	19,462
Keyence Corp.	100	54,547
Murata Manufacturing Co., Ltd.	200	24,115

		121,252

Internet Software & Services (0.3%)
Alphabet, Inc., Class A*	40	30,516
Yahoo! Japan Corp.	900	3,831

		34,347

IT Services (4.2%)
Accenture plc, Class A	500	57,700
Amadeus IT Holding S.A., Class A	400	17,155
Automatic Data Processing, Inc.	800	71,768
Cognizant Technology Solutions Corp., Class A*	600	37,620
Fiserv, Inc.*	400	41,032
International Business Machines Corp.	700	106,015
MasterCard, Inc., Class A	800	75,600
Nomura Research Institute Ltd.	110	3,704
Paychex, Inc.	700	37,807
Visa, Inc., Class A	1,600	122,368

		570,769

Semiconductors & Semiconductor Equipment (1.3%)
ARM Holdings plc	1,200	17,477
Broadcom Ltd.	300	46,350
Lam Research Corp.	100	8,260
Linear Technology Corp.	300	13,368
QUALCOMM, Inc.	700	35,798
Texas Instruments, Inc.	800	45,936
Xilinx, Inc.	300	14,229

		181,418

Software (2.0%)
Electronic Arts, Inc.*	300	19,833
Intuit, Inc.	400	41,604
Microsoft Corp.	1,500	82,845
Oracle Corp.	1,400	57,274
SAP SE	700	56,633
Synopsys, Inc.*	200	9,688

		267,877

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	800	87,192
Canon, Inc.	800	23,848

		111,040

Total Information Technology		1,353,089

Materials (3.6%)
Chemicals (3.4%)
Air Liquide S.A.	430	48,387
Daicel Corp.	1,000	13,666
E.I. du Pont de Nemours & Co.	500	31,660
Ecolab, Inc.	500	55,760
Givaudan S.A. (Registered)	20	39,228
International Flavors & Fragrances, Inc.	100	11,377
Johnson Matthey plc	200	7,882
Kuraray Co., Ltd.	600	7,336
LyondellBasell Industries N.V., Class A	200	17,116
Monsanto Co.	400	35,096
Novozymes A/S, Class B	400	17,983
PPG Industries, Inc.	200	22,298
Praxair, Inc.	600	68,670
Sherwin-Williams Co.	100	28,467
Shin-Etsu Chemical Co., Ltd.	400	20,699
Sika AG	4	15,833
Symrise AG	200	13,427

		454,885

Construction Materials (0.0%)
James Hardie Industries plc (CDI)	300	4,107

Containers & Packaging (0.2%)
Amcor Ltd.	1,700	18,700

Total Materials		477,692

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	2,500	97,925
BT Group plc	6,000	37,960
Deutsche Telekom AG (Registered)	700	12,565

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Elisa Oyj*	300	$11,665
Nippon Telegraph & Telephone Corp.	800	34,461
Singapore Telecommunications Ltd.	10,000	28,341
Swisscom AG (Registered)	60	32,604
TeliaSonera AB	4,000	20,778
Telstra Corp., Ltd.	6,200	25,331
Verizon Communications, Inc.	600	32,448

		334,078

Wireless Telecommunication Services (0.4%)
KDDI Corp.	900	24,038
NTT DoCoMo, Inc.	1,500	34,020

		58,058

Total Telecommunication Services		392,136

Utilities (6.8%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	800	53,120
CLP Holdings Ltd.	2,500	22,608
Duke Energy Corp.	600	48,408
Eversource Energy	600	35,004
NextEra Energy, Inc.	700	82,838
PG&E Corp.	200	11,944
PPL Corp.	700	26,649
Red Electrica Corporacion S.A.	200	17,364
Southern Co.	1,500	77,595
SSE plc	1,500	32,143
Terna Rete Elettrica Nazionale S.p.A.	3,000	17,120
Xcel Energy, Inc.	1,000	41,820

		466,613

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	7,000	13,084
Osaka Gas Co., Ltd.	4,000	15,368
Snam S.p.A.	3,000	18,792
Tokyo Gas Co., Ltd.	4,000	18,649

		65,893

Multi-Utilities (2.5%)
AGL Energy Ltd.	900	12,694
Ameren Corp.	200	10,020
CMS Energy Corp.	500	21,220
Consolidated Edison, Inc.	400	30,648
Dominion Resources, Inc.	900	67,608
DTE Energy Co.	400	36,264
National Grid plc	4,200	59,551
Public Service Enterprise Group, Inc.	400	18,856
SCANA Corp.	200	14,030
Sempra Energy	500	52,025
WEC Energy Group, Inc.	300	18,021

		340,937

Water Utilities (0.3%)
American Water Works Co., Inc.	400	27,572
Severn Trent plc	300	9,363
United Utilities Group plc	600	7,954

		44,889

Total Utilities		918,332

Total Common Stocks (99.3%) (Cost $12,206,698)		13,385,730

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	48,421	48,421

Total Short-Term Investment (0.4%) (Cost $48,421)		48,421

Total Investments (99.7%) (Cost $12,255,119)		13,434,151
Other Assets Less Liabilities (0.3%)		34,873

Net Assets (100%)		$13,469,024

*	Non-income producing.

†	Securities (totaling $9,090 or 0.1% of net assets) held at fair value by management.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	2.1%
Belgium	0.4
Bermuda	0.2
Canada	5.0
Denmark	0.8
Finland	0.5
France	2.7
Germany	3.8
Hong Kong	0.7
Ireland	1.3
Italy	0.4
Japan	7.4
Luxembourg	0.1
Netherlands	0.4
Singapore	1.2
Spain	0.5
Sweden	1.4
Switzerland	3.9
United Kingdom	7.4
United States	59.5
Cash and Other	0.3

100.0%

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,067,135	$513,956	$—	$1,581,091
Consumer Staples	1,613,745	888,631	—	2,502,376
Energy	176,494	54,701	—	231,195
Financials	1,446,964	781,436	9,090	2,237,490
Health Care	1,210,645	539,664	—	1,750,309
Industrials	1,164,334	777,686	—	1,942,020
Information Technology	1,132,317	220,772	—	1,353,089
Materials	270,444	207,248	—	477,692
Telecommunication Services	130,373	261,763	—	392,136
Utilities	673,642	244,690	—	918,332
Short-Term Investments	48,421	—	—	48,421

Total Assets	$8,934,514	$4,490,547	$9,090	$13,434,151

Total Liabilities	$—	$—	$—	$—

Total	$8,934,514	$4,490,547	$9,090	$13,434,151

(a)	A security with a market value of $9,090 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2, or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,656,458
Aggregate gross unrealized depreciation	(480,098)

Net unrealized appreciation	$1,176,360

Federal income tax cost of investments	$12,257,791

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(51.5%)
iShares® Core S&P 500 ETF	196,589	$40,625,117
iShares® MSCI EAFE ETF	158,064	9,030,196
iShares® Russell 2000 ETF	74,623	8,254,796
SPDR® S&P 500 ETF Trust	192,452	39,560,433
SPDR® S&P MidCap 400 ETF	31,311	8,226,026

Total Investment Companies (51.5%) (Cost $105,986,628)		105,696,568

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (25.7%)
U.S. Treasury Bills
0.17%, 4/28/16(p)	$7,145,000	7,144,049
0.15%, 5/19/16(p)	4,278,100	4,277,216
0.13%, 5/26/16(p)	9,000,000	8,998,248
0.19%, 6/16/16(p)	18,390,000	18,382,530
0.21%, 6/23/16(p)	14,000,000	13,993,144

Total Government Securities		52,795,187

Total Short-Term Investments (25.7%) (Cost $52,783,200)		52,795,187

Total Investments (77.2%) (Cost $158,769,828)		158,491,755
Other Assets Less Liabilities (22.8%)		46,760,833

Net Assets (100%)		$205,252,588

(p)	Yield to maturity.

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	195	June-16	$25,404,511	$25,426,172	$21,661
2 Year U.S. Treasury Notes	77	June-16	16,848,610	16,843,750	(4,860)
5 Year U.S. Treasury Notes	48	June-16	5,810,321	5,815,875	5,554
EURO Stoxx 50 Index	583	June-16	19,824,430	19,444,127	(380,303)
FTSE 100 Index	119	June-16	10,371,276	10,447,957	76,681
S&P 500 E-Mini Index	28	June-16	2,772,659	2,872,100	99,441
SPI 200 Index	18	June-16	1,779,158	1,747,504	(31,654)
TOPIX Index	47	June-16	5,623,202	5,627,305	4,103

					$(209,377)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	1,427	$1,090,164	$1,032,428	$57,736
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	1,003	766,168	741,497	24,671
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	407	311,250	311,466	(216)

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	709	$1,018,314	$1,018,800	$(486)
British Pound vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	1,586	2,278,455	2,287,023	(8,568)
British Pound vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	386	554,661	549,361	5,300
British Pound vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	289	415,680	415,984	(304)
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	208	299,258	290,350	8,908
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	395	566,939	562,780	4,159
British Pound vs. U.S. Dollar, expiring 6/17/16	UBS AG	753	1,081,302	1,085,610	(4,308)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	384	437,860	433,308	4,552
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	834	951,233	906,383	44,850
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	520	593,095	567,044	26,051
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	422	481,216	472,738	8,478
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	458	522,059	504,877	17,182
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	381	434,556	430,247	4,309
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Nomura Securities International	3,053	3,482,153	3,434,262	47,891
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Nomura Securities International	1,199	1,367,046	1,327,717	39,329
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Royal Bank of Scotland	1,918	2,187,609	2,159,407	28,202
European Union Euro vs. U.S. Dollar, expiring 6/17/16	UBS AG	702	801,113	801,253	(140)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	112,549	1,002,256	984,085	18,171
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	62,452	556,136	556,267	(131)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	58,690	522,637	516,995	5,642
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	232,669	2,071,924	2,075,842	(3,918)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	20,167	179,586	179,161	425
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Nomura Securities International	100,608	895,918	890,234	5,684
Swedish Krona vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	5,923	731,666	700,596	31,070
Swedish Krona vs. U.S. Dollar, expiring 6/17/16	UBS AG	1,881	232,354	232,389	(35)
Swiss Franc vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	1,689	1,762,511	1,720,270	42,241
Swiss Franc vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	610	636,672	617,712	18,960
Swiss Franc vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	187	195,180	195,354	(174)
Swiss Franc vs. U.S. Dollar, expiring 6/17/16	Nomura Securities International	446	465,411	452,137	13,274

					$438,805

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	1,299	$964,939	$991,900	$(26,961)
British Pound vs. U.S. Dollar, expiring 6/17/16	UBS AG	896	1,267,711	1,287,143	(19,432)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	927	$1,037,243	$1,057,140	$(19,897)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Royal Bank of Scotland	349	388,470	398,271	(9,801)

					$(76,091)

					$362,714

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Forward Currency Contracts	$—	$457,085	$—	$457,085
Futures	207,440	—	—	207,440
Investment Companies
Exchange Traded Funds (ETFs)	105,696,568	—	—	105,696,568
Short-Term Investments	—	52,795,187	—	52,795,187

Total Assets	$105,904,008	$53,252,272	$—	$159,156,280

Liabilities:
Forward Currency Contracts	$—	$(94,371)	$—	$(94,371)
Futures	(416,817)	—	—	(416,817)

Total Liabilities	$(416,817)	$(94,371)	$—	$(511,188)

Total	$105,487,191	$53,157,901	$—	$158,645,092

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$822,583
Aggregate gross unrealized depreciation	(1,118,847)

Net unrealized depreciation	$(296,264)

Federal income tax cost of investments	$158,788,019

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.2%)
Auto Components (0.3%)
Aisin Seiki Co., Ltd.	5,900	$222,275
BorgWarner, Inc.	5,060	194,304
Bridgestone Corp.	19,900	743,520
Cie Generale des Etablissements Michelin	5,713	584,619
Continental AG	3,369	766,717
Delphi Automotive plc	6,683	501,359
Denso Corp.	14,900	598,939
GKN plc	52,479	217,677
Goodyear Tire & Rubber Co.	6,100	201,178
Johnson Controls, Inc.	14,795	576,561
Koito Manufacturing Co., Ltd.	3,000	135,946
NGK Spark Plug Co., Ltd.	6,000	114,834
NHK Spring Co., Ltd.	4,000	38,278
NOK Corp.	2,900	49,525
Nokian Renkaat Oyj	3,506	123,754
Stanley Electric Co., Ltd.	4,300	97,237
Sumitomo Electric Industries Ltd.	23,100	280,989
Sumitomo Rubber Industries Ltd.	5,200	80,348
Toyoda Gosei Co., Ltd.	2,000	38,598
Toyota Industries Corp.	5,000	224,799
Valeo S.A.	2,434	378,888
Yokohama Rubber Co., Ltd.	3,000	49,340

		6,219,685

Automobiles (0.7%)
Bayerische Motoren Werke (BMW) AG	10,140	931,141
Bayerische Motoren Werke (BMW) AG (Preference)(q)	1,669	133,435
Daihatsu Motor Co., Ltd.	5,000	70,461
Daimler AG (Registered)	29,487	2,260,483
Ferrari N.V.*	2,754	114,383
Fiat Chrysler Automobiles N.V.	27,544	222,530
Ford Motor Co.	86,290	1,164,915
Fuji Heavy Industries Ltd.	18,000	635,746
General Motors Co.	29,950	941,328
Harley-Davidson, Inc.	4,850	248,951
Honda Motor Co., Ltd.	49,906	1,368,430
Isuzu Motors Ltd.	17,500	180,683
Mazda Motor Corp.	16,800	260,706
Mitsubishi Motors Corp.	18,700	140,069
Nissan Motor Co., Ltd.	76,100	704,235
Peugeot S.A.*	13,562	232,409
Porsche Automobil Holding SE (Preference)(q)	4,690	241,701
Renault S.A.	5,887	584,941
Suzuki Motor Corp.	11,200	299,642
Toyota Motor Corp.	83,771	4,430,272
Volkswagen AG	1,085	157,476
Volkswagen AG (Preference)(q)	5,684	723,426
Yamaha Motor Co., Ltd.	8,000	133,067

		16,180,430

Distributors (0.0%)
Genuine Parts Co.	3,385	336,334
Jardine Cycle & Carriage Ltd.	3,467	102,967

		439,301

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,000	57,577
H&R Block, Inc.	6,120	161,690

		219,267

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	6,434	272,643
Aristocrat Leisure Ltd.	16,498	130,259
Carnival Corp.	10,005	527,964
Carnival plc	5,641	303,983
Chipotle Mexican Grill, Inc.*	711	334,860
Compass Group plc	50,460	889,971
Crown Resorts Ltd.	11,153	106,525
Darden Restaurants, Inc.	2,915	193,264
Flight Centre Travel Group Ltd.	1,699	56,301
Galaxy Entertainment Group Ltd.	71,705	268,986
Genting Singapore plc	185,000	114,608
InterContinental Hotels Group plc	7,231	298,168
Marriott International, Inc., Class A	4,820	343,088
McDonald’s Corp.	21,845	2,745,480
McDonald’s Holdings Co. Japan Ltd.	2,008	47,566
Melco Crown Entertainment Ltd. (ADR)	2,913	48,094
Merlin Entertainments plc§	21,731	144,664
MGM China Holdings Ltd.	29,092	44,478
Oriental Land Co., Ltd.	6,200	439,060
Paddy Power Betfair plc	2,512	350,440
Royal Caribbean Cruises Ltd.	3,716	305,269
Sands China Ltd.	74,130	301,973
Shangri-La Asia Ltd.	38,000	43,352
SJM Holdings Ltd.	60,630	43,300
Sodexo S.A.	2,888	311,340
Starbucks Corp.	33,430	1,995,771
Starwood Hotels & Resorts Worldwide, Inc.	4,250	354,577
Tabcorp Holdings Ltd.	25,399	83,330
Tatts Group Ltd.	44,735	129,622
TUI AG	15,269	236,626
Whitbread plc	5,588	317,820
William Hill plc	27,066	127,116
Wyndham Worldwide Corp.	2,800	214,004
Wynn Macau Ltd.*	47,732	73,838
Wynn Resorts Ltd.	1,795	167,707
Yum! Brands, Inc.	9,780	800,493

		13,166,540

Household Durables (0.2%)
Barratt Developments plc	30,497	245,506
Berkeley Group Holdings plc	3,979	183,904
Casio Computer Co., Ltd.	6,200	125,107
D.R. Horton, Inc.	7,335	221,737
Electrolux AB*	7,368	193,860
Garmin Ltd.	2,680	107,093
Harman International Industries, Inc.	1,500	133,560
Husqvarna AB, Class B	12,751	93,219
Iida Group Holdings Co., Ltd.	4,508	87,921
Leggett & Platt, Inc.	3,005	145,442
Lennar Corp., Class A	3,925	189,813
Mohawk Industries, Inc.*	1,400	267,260
Newell Rubbermaid, Inc.	6,060	268,397
Nikon Corp.	10,400	159,126
Panasonic Corp.	67,600	620,770
Persimmon plc	9,388	281,131
PulteGroup, Inc.	7,435	139,109
Rinnai Corp.	1,200	105,984
Sekisui Chemical Co., Ltd.	12,000	147,781
Sekisui House Ltd.	18,000	303,799
Sony Corp.	38,700	994,794
Taylor Wimpey plc	99,633	272,315
Techtronic Industries Co., Ltd.	42,078	166,254
Whirlpool Corp.	1,765	318,300

		5,772,182

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,446	5,013,883
Expedia, Inc.	2,227	240,115
Netflix, Inc.*	9,646	986,111

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Priceline Group, Inc.*	1,179	$1,519,684
Rakuten, Inc.	28,465	274,546
TripAdvisor, Inc.*	2,457	163,391
Zalando SE*§	2,645	86,831

		8,284,561

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	5,400	117,745
Hasbro, Inc.	2,525	202,253
Mattel, Inc.	7,510	252,486
Sankyo Co., Ltd.	1,500	55,844
Sega Sammy Holdings, Inc.	5,700	62,143
Shimano, Inc.	2,500	391,843
Yamaha Corp.	5,100	153,619

		1,235,933

Media (0.8%)
Altice N.V., Class A*	11,293	201,236
Altice N.V., Class B*	3,346	60,290
Axel Springer SE	1,364	73,523
Cablevision Systems Corp. - New York Group, Class A	4,780	157,740
CBS Corp. (Non-Voting), Class B	10,795	594,697
Comcast Corp., Class A	56,902	3,475,574
Dentsu, Inc.	6,637	333,192
Discovery Communications, Inc., Class A*	3,255	93,191
Discovery Communications, Inc., Class C*	6,055	163,485
Eutelsat Communications S.A.	5,213	168,406
Hakuhodo DY Holdings, Inc.	7,130	80,774
Interpublic Group of Cos., Inc.	9,335	214,238
ITV plc	117,299	406,351
J.C. Decaux S.A.	2,274	99,544
Kabel Deutschland Holding AG	678	75,992
Lagardere S.C.A.	3,614	96,024
News Corp., Class A	11,036	140,930
News Corp., Class B	2,470	32,727
Numericable-SFR S.A.	3,355	141,215
Omnicom Group, Inc.	5,580	464,423
Pearson plc	25,141	315,952
ProSiebenSat.1 Media SE	6,701	344,539
Publicis Groupe S.A.	5,786	406,292
REA Group Ltd.	1,614	66,847
RELX N.V.	30,466	531,969
RELX plc	34,208	635,758
RTL Group S.A.	1,185	100,376
Schibsted ASA*	2,729	75,557
Schibsted ASA, Class A	2,315	67,676
Scripps Networks Interactive, Inc., Class A	2,295	150,323
SES S.A. (FDR)	9,996	292,721
Singapore Press Holdings Ltd.	49,000	145,417
Sky plc	31,619	465,027
TEGNA, Inc.	5,000	117,300
Telenet Group Holding N.V.*	1,612	81,599
Time Warner Cable, Inc.	6,200	1,268,644
Time Warner, Inc.	19,045	1,381,715
Toho Co., Ltd.	3,500	92,083
Twenty-First Century Fox, Inc., Class A	27,980	780,082
Twenty-First Century Fox, Inc., Class B	9,882	278,672
Viacom, Inc., Class B	8,450	348,816
Walt Disney Co.	35,156	3,491,342
Wolters Kluwer N.V.	9,245	369,038
WPP plc	39,667	926,930

		19,808,227

Multiline Retail (0.2%)
Dollar General Corp.	6,760	578,656
Dollar Tree, Inc.*	5,094	420,051
Don Quijote Holdings Co., Ltd.	3,600	125,070
Harvey Norman Holdings Ltd.	17,017	61,309
Isetan Mitsukoshi Holdings Ltd.	10,800	126,189
J. Front Retailing Co., Ltd.	7,500	99,494
Kohl’s Corp.	4,550	212,075
Macy’s, Inc.	7,860	346,547
Marks & Spencer Group plc	50,350	293,744
Marui Group Co., Ltd.	6,800	97,458
Next plc	4,448	344,976
Nordstrom, Inc.	3,180	181,928
Ryohin Keikaku Co., Ltd.	735	155,431
Takashimaya Co., Ltd.	8,000	66,889
Target Corp.	14,100	1,160,148

		4,269,965

Specialty Retail (0.6%)
ABC-Mart, Inc.	900	57,657
Advance Auto Parts, Inc.	1,666	267,126
AutoNation, Inc.*	1,710	79,823
AutoZone, Inc.*	755	601,501
Bed Bath & Beyond, Inc.*	4,465	221,643
Best Buy Co., Inc.	6,435	208,751
CarMax, Inc.*	4,860	248,346
Dixons Carphone plc	29,972	183,511
Dufry AG (Registered)*	1,238	152,312
Fast Retailing Co., Ltd.	1,700	544,085
GameStop Corp., Class A	2,485	78,849
Gap, Inc.	6,095	179,193
Hennes & Mauritz AB, Class B	29,076	969,528
Hikari Tsushin, Inc.	600	45,688
Home Depot, Inc.	29,935	3,994,227
Industria de Diseno Textil S.A.	33,405	1,123,811
Kingfisher plc	70,621	382,085
L Brands, Inc.	5,455	479,003
Lowe’s Cos., Inc.	21,965	1,663,849
Nitori Holdings Co., Ltd.	2,300	210,698
O’Reilly Automotive, Inc.*	2,315	633,523
Ross Stores, Inc.	9,380	543,102
Sanrio Co., Ltd.	1,500	29,335
Shimamura Co., Ltd.	700	87,387
Signet Jewelers Ltd.	1,826	226,479
Sports Direct International plc*	8,247	44,785
Staples, Inc.	14,320	157,950
Tiffany & Co.	2,500	183,450
TJX Cos., Inc.	15,420	1,208,157
Tractor Supply Co.	3,054	276,265
Urban Outfitters, Inc.*	2,260	74,783
USS Co., Ltd.	6,710	107,198
Yamada Denki Co., Ltd.	20,710	97,896

		15,361,996

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	6,407	750,924
Asics Corp.	5,000	89,075
Burberry Group plc	13,622	267,057
Christian Dior SE	1,670	302,907
Cie Financiere Richemont S.A. (Registered)	15,986	1,056,534
Coach, Inc.	6,100	244,549
Hanesbrands, Inc.	9,050	256,477
Hermes International	809	284,868
Hugo Boss AG	2,048	134,325
Kering	2,321	414,911
Li & Fung Ltd.	180,000	106,505
Luxottica Group S.p.A.	5,181	285,930

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
LVMH Moet Hennessy Louis Vuitton SE	8,557	$1,465,420
Michael Kors Holdings Ltd.*	4,563	259,909
NIKE, Inc., Class B	31,320	1,925,240
Pandora A/S	3,371	441,419
PVH Corp.	1,852	183,459
Ralph Lauren Corp.	1,379	132,743
Swatch Group AG	945	327,367
Swatch Group AG (Registered)	1,520	102,356
Under Armour, Inc., Class A*	3,692	313,192
VF Corp.	7,670	496,709
Yue Yuen Industrial Holdings Ltd.	22,500	77,298

		9,919,174

Total Consumer Discretionary		100,877,261

Consumer Staples (3.7%)
Beverages (0.8%)
Anheuser-Busch InBev S.A./N.V.	24,626	3,061,395
Asahi Group Holdings Ltd.	11,800	367,698
Brown-Forman Corp., Class B	3,492	343,857
Carlsberg A/S, Class B	3,276	312,167
Coca-Cola Amatil Ltd.	17,538	118,843
Coca-Cola Co.	87,830	4,074,434
Coca-Cola Enterprises, Inc.	5,015	254,461
Coca-Cola HBC AG*	6,122	130,132
Constellation Brands, Inc., Class A	3,750	566,588
Diageo plc	77,033	2,081,666
Dr. Pepper Snapple Group, Inc.	4,320	386,294
Heineken Holding N.V.	3,087	240,901
Heineken N.V.	7,056	639,512
Kirin Holdings Co., Ltd.	25,000	350,526
Molson Coors Brewing Co., Class B	3,555	341,920
Monster Beverage Corp.*	3,180	424,148
PepsiCo, Inc.	33,550	3,438,204
Pernod-Ricard S.A.	6,503	725,177
Remy Cointreau S.A.	746	56,637
SABMiller plc	29,725	1,816,994
Suntory Beverage & Food Ltd.	4,258	191,817
Treasury Wine Estates Ltd.	22,603	167,026

		20,090,397

Food & Staples Retailing (0.7%)
Aeon Co., Ltd.	20,000	288,951
Carrefour S.A.	16,961	466,672
Casino Guichard Perrachon S.A.	1,733	99,348
Colruyt S.A.	2,159	125,784
Costco Wholesale Corp.	9,775	1,540,344
CVS Health Corp.	25,760	2,672,085
Delhaize Group S.A.	3,178	331,791
Distribuidora Internacional de Alimentacion S.A.	18,941	98,411
FamilyMart Co., Ltd.	1,800	93,563
ICA Gruppen AB	2,370	78,414
J Sainsbury plc	41,233	163,627
Jeronimo Martins SGPS S.A.	7,708	126,126
Koninklijke Ahold N.V.	25,551	574,803
Kroger Co.	21,710	830,407
Lawson, Inc.	2,000	167,400
Metro AG	5,459	169,147
Seven & i Holdings Co., Ltd.	23,100	983,564
Sysco Corp.	13,050	609,827
Tesco plc*	249,183	686,431
Walgreens Boots Alliance, Inc.	19,555	1,647,313
Wal-Mart Stores, Inc.	35,151	2,407,492
Wesfarmers Ltd.	34,413	1,093,421
Whole Foods Market, Inc.	7,990	248,569
Wm Morrison Supermarkets plc	67,935	193,875
Woolworths Ltd.	38,788	657,098

		16,354,463

Food Products (0.8%)
Ajinomoto Co., Inc.	16,466	371,544
Archer-Daniels-Midland Co.	14,325	520,141
Aryzta AG*	2,671	110,640
Associated British Foods plc	10,910	524,771
Barry Callebaut AG (Registered)*	68	73,901
Calbee, Inc.	2,251	89,404
Campbell Soup Co.	3,940	251,332
Chocoladefabriken Lindt & Spruengli AG	30	185,950
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	299,475
ConAgra Foods, Inc.	9,365	417,866
Danone S.A.	18,052	1,284,041
General Mills, Inc.	13,635	863,777
Golden Agri-Resources Ltd.	216,000	65,705
Hershey Co.	3,325	306,199
Hormel Foods Corp.	5,990	259,008
J.M. Smucker Co.	2,260	293,438
Kellogg Co.	5,680	434,804
Kerry Group plc, Class A	4,848	451,698
Kikkoman Corp.	4,000	131,503
Kraft Heinz Co.	13,185	1,035,814
McCormick & Co., Inc. (Non-Voting)	2,900	288,492
Mead Johnson Nutrition Co.	4,505	382,790
Meiji Holdings Co., Ltd.	3,800	305,567
Mondelez International, Inc., Class A	37,505	1,504,701
Nestle S.A. (Registered)	97,641	7,296,038
NH Foods Ltd.	5,000	110,178
Nisshin Seifun Group, Inc.	6,470	102,846
Nissin Foods Holdings Co., Ltd.	2,000	94,007
Orkla ASA	24,962	226,099
Tate & Lyle plc	14,283	118,571
Toyo Suisan Kaisha Ltd.	2,000	71,793
Tyson Foods, Inc., Class A	6,480	431,957
WH Group Ltd.*§	179,436	129,997
Wilmar International Ltd.	58,000	144,586
Yakult Honsha Co., Ltd.	2,700	119,592
Yamazaki Baking Co., Ltd.	2,842	59,873

		19,358,098

Household Products (0.5%)
Church & Dwight Co., Inc.	3,040	280,227
Clorox Co.	2,845	358,641
Colgate-Palmolive Co.	19,110	1,350,121
Henkel AG & Co. KGaA	3,183	312,827
Henkel AG & Co. KGaA (Preference)(q)	5,456	601,592
Kimberly-Clark Corp.	8,320	1,119,123
Procter & Gamble Co.	60,250	4,959,178
Reckitt Benckiser Group plc	19,595	1,894,045
Svenska Cellulosa AB S.C.A., Class B	18,041	563,792
Unicharm Corp.	11,400	248,066

		11,687,612

Personal Products (0.3%)
Beiersdorf AG	3,087	278,697
Estee Lauder Cos., Inc., Class A	4,990	470,607
Kao Corp.	15,400	821,415
Kose Corp.	934	90,873
L’Oreal S.A.	7,714	1,382,058
Shiseido Co., Ltd.	11,000	245,520
Unilever N.V. (CVA)	49,886	2,235,701

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever plc	39,304	$1,779,598

		7,304,469

Tobacco (0.6%)
Altria Group, Inc.	44,095	2,762,993
British American Tobacco plc	57,089	3,353,558
Imperial Brands plc	29,310	1,626,187
Japan Tobacco, Inc.	33,686	1,403,771
Philip Morris International, Inc.	34,755	3,409,813
Reynolds American, Inc.	18,288	920,069
Swedish Match AB	6,017	204,266

		13,680,657

Total Consumer Staples		88,475,696

Energy (1.8%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	9,655	423,179
Cameron International Corp.*	4,530	303,736
Diamond Offshore Drilling, Inc.	1,480	32,160
FMC Technologies, Inc.*	5,220	142,819
Halliburton Co.	18,915	675,644
Helmerich & Payne, Inc.	2,430	142,690
National Oilwell Varco, Inc.	9,560	297,316
Petrofac Ltd.	7,945	105,095
Saipem S.p.A.*	8,108	3,249
Schlumberger Ltd.	28,850	2,127,687
Technip S.A.	3,212	178,032
Tenaris S.A.	14,461	180,184
Transocean Ltd.	7,528	68,806

		4,680,597

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	11,255	524,145
Apache Corp.	8,535	416,593
BP plc	560,070	2,816,608
Cabot Oil & Gas Corp.	9,240	209,840
California Resources Corp.	7	8
Caltex Australia Ltd.	8,269	215,639
Chesapeake Energy Corp.	11,510	47,421
Chevron Corp.	42,280	4,033,512
Cimarex Energy Co.	1,941	188,801
Columbia Pipeline Group, Inc.	6,995	175,574
Concho Resources, Inc.*	3,003	303,423
ConocoPhillips Co.	27,370	1,102,190
Delek Group Ltd.	144	24,704
Devon Energy Corp.	8,560	234,886
Eni S.p.A.	77,905	1,179,020
EOG Resources, Inc.	12,210	886,202
EQT Corp.	3,385	227,675
Exxon Mobil Corp.	94,923	7,934,614
Galp Energia SGPS S.A.	11,808	148,471
Hess Corp.	5,820	306,423
Idemitsu Kosan Co., Ltd.	2,700	48,197
INPEX Corp.	29,108	220,744
JX Holdings, Inc.	68,000	262,103
Kinder Morgan, Inc.	37,873	676,412
Koninklijke Vopak N.V.	2,154	107,270
Lundin Petroleum AB*	6,668	112,937
Marathon Oil Corp.	14,970	166,766
Marathon Petroleum Corp.	12,560	466,981
Murphy Oil Corp.	3,705	93,329
Neste Oyj	3,926	129,197
Newfield Exploration Co.*	3,005	99,916
Noble Energy, Inc.	8,000	251,280
Occidental Petroleum Corp.	17,355	1,187,603
Oil Search Ltd.	41,967	217,468
OMV AG	4,510	126,887
ONEOK, Inc.	4,610	137,655
Origin Energy Ltd.	53,400	208,353
Phillips 66	12,460	1,078,911
Pioneer Natural Resources Co.	3,180	447,553
Range Resources Corp.	3,735	120,939
Repsol S.A.	32,163	363,055
Royal Dutch Shell plc, Class A	119,985	2,902,011
Royal Dutch Shell plc, Class B	121,324	2,962,277
Santos Ltd.	51,360	158,661
Showa Shell Sekiyu KK	5,700	51,153
Southwestern Energy Co.*	7,850	63,350
Spectra Energy Corp.	14,920	456,552
Statoil ASA	34,177	538,178
Tesoro Corp.	2,855	245,559
TonenGeneral Sekiyu KK	9,000	81,407
Total S.A.	66,544	3,033,360
Valero Energy Corp.	11,735	752,683
Williams Cos., Inc.	14,950	240,247
Woodside Petroleum Ltd.	22,708	451,881

		39,436,624

Total Energy		44,117,221

Financials (6.2%)
Banks (2.6%)
Aozora Bank Ltd.	34,000	118,726
Australia & New Zealand Banking Group Ltd.	88,057	1,583,552
Banco Bilbao Vizcaya Argentaria S.A.	195,189	1,297,541
Banco Comercial Portugues S.A., Class R*	1,265,602	51,413
Banco de Sabadell S.A.	154,717	278,515
Banco Espirito Santo S.A. (Registered)(b)*†	26,714	—
Banco Popolare SC*	11,091	76,291
Banco Popular Espanol S.A.	52,208	135,865
Banco Santander S.A.	442,687	1,951,464
Bank Hapoalim B.M.	32,513	168,786
Bank Leumi Le-Israel B.M.*	42,876	153,983
Bank of America Corp.	233,994	3,163,599
Bank of East Asia Ltd.	36,000	134,582
Bank of Ireland*	842,425	244,442
Bank of Kyoto Ltd.	10,415	67,925
Bank of Queensland Ltd.	11,354	105,485
Bank of Yokohama Ltd.†	34,000	154,525
Bankia S.A.	141,082	133,246
Bankinter S.A.	20,645	145,885
Barclays plc	513,815	1,106,950
BB&T Corp.	15,965	531,156
Bendigo & Adelaide Bank Ltd.	13,904	94,537
BNP Paribas S.A.	34,712	1,747,031
BOC Hong Kong Holdings Ltd.	113,000	337,222
CaixaBank S.A.	80,328	237,379
Chiba Bank Ltd.	21,000	104,678
Chugoku Bank Ltd.	4,475	46,601
Citigroup, Inc.	67,430	2,815,202
Citizens Financial Group, Inc.	12,258	256,805
Comerica, Inc.	4,020	152,237
Commerzbank AG*	32,599	283,438
Commonwealth Bank of Australia	52,011	2,986,988
Credit Agricole S.A.	43,531	471,464
Danske Bank A/S	21,622	610,838
DBS Group Holdings Ltd.	54,000	616,181
DNB ASA	29,928	353,905
Erste Group Bank AG*	8,556	240,476
Fifth Third Bancorp	18,525	309,182
Fukuoka Financial Group, Inc.	23,000	75,001

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Gunma Bank Ltd.	11,000	$45,448
Hachijuni Bank Ltd.	12,000	51,713
Hang Seng Bank Ltd.	23,400	413,561
Hiroshima Bank Ltd.	15,000	54,778
Hokuhoku Financial Group, Inc.	37,000	48,656
HSBC Holdings plc	599,057	3,733,256
Huntington Bancshares, Inc./Ohio	18,155	173,199
ING Groep N.V. (CVA)	118,500	1,433,361
Intesa Sanpaolo S.p.A. (RNC)	417,007	1,150,154
Iyo Bank Ltd.	7,000	45,839
Japan Post Bank Co., Ltd.	12,403	152,634
Joyo Bank Ltd.	18,000	61,735
JPMorgan Chase & Co.	83,680	4,955,530
KBC Groep N.V.	7,677	396,031
KeyCorp	19,500	215,280
Kyushu Financial Group, Inc.	10,643	61,374
Lloyds Banking Group plc	1,748,591	1,708,264
M&T Bank Corp.	2,940	326,340
Mitsubishi UFJ Financial Group, Inc.	390,462	1,809,285
Mizrahi Tefahot Bank Ltd.	4,259	49,968
Mizuho Financial Group, Inc.	721,200	1,077,202
National Australia Bank Ltd.	80,407	1,617,328
Natixis S.A.	50,969	250,956
Nordea Bank AB	93,019	893,725
Oversea-Chinese Banking Corp., Ltd.	93,000	609,949
People’s United Financial, Inc.	6,760	107,687
PNC Financial Services Group, Inc.	12,050	1,019,069
Raiffeisen Bank International AG*	3,589	54,377
Regions Financial Corp.	30,660	240,681
Resona Holdings, Inc.	67,600	241,220
Royal Bank of Scotland Group plc*	106,330	340,100
Seven Bank Ltd.	18,236	77,776
Shinsei Bank Ltd.	54,000	70,532
Shizuoka Bank Ltd.	16,000	115,438
Skandinaviska Enskilda Banken AB, Class A	46,518	444,366
Societe Generale S.A.	25,042	925,527
Standard Chartered plc	100,276	680,573
Sumitomo Mitsui Financial Group, Inc.	39,000	1,182,354
Sumitomo Mitsui Trust Holdings, Inc.	101,000	295,789
SunTrust Banks, Inc./Georgia	11,770	424,662
Suruga Bank Ltd.	6,000	105,451
Svenska Handelsbanken AB, Class A	45,857	583,504
Swedbank AB, Class A*	27,733	597,481
U.S. Bancorp	40,095	1,627,456
UniCredit S.p.A.	146,190	527,328
Unione di Banche Italiane S.p.A.	27,615	102,188
United Overseas Bank Ltd.	40,000	560,003
Wells Fargo & Co.	105,730	5,113,103
Westpac Banking Corp.	101,743	2,367,030
Yamaguchi Financial Group, Inc.	6,092	55,374
Zions Bancorp	4,470	108,219

		62,645,950

Capital Markets (0.6%)
3i Group plc	29,784	195,236
Aberdeen Asset Management plc	28,251	112,556
Affiliated Managers Group, Inc.*	1,226	199,102
Ameriprise Financial, Inc.	4,180	392,962
Bank of New York Mellon Corp.	25,160	926,643
BlackRock, Inc.	2,825	962,110
Charles Schwab Corp.	25,510	714,790
Credit Suisse Group AG (Registered)*	54,198	767,131
Daiwa Securities Group, Inc.	50,000	307,566
Deutsche Bank AG (Registered)	42,239	718,553
E*TRADE Financial Corp.*	6,425	157,348
Franklin Resources, Inc.	8,735	341,102
Goldman Sachs Group, Inc.	9,120	1,431,658
Hargreaves Lansdown plc	7,989	154,213
ICAP plc	16,943	115,540
Invesco Ltd.	9,590	295,084
Investec plc	17,017	125,258
Julius Baer Group Ltd.*	6,854	294,390
Legg Mason, Inc.	2,255	78,203
Macquarie Group Ltd.	9,193	465,729
Mediobanca S.p.A.	17,265	124,358
Morgan Stanley	34,040	851,340
Nomura Holdings, Inc.	111,200	496,890
Northern Trust Corp.	4,900	319,333
Partners Group Holding AG	491	197,360
Platinum Asset Management Ltd.	7,186	34,979
SBI Holdings, Inc.	6,533	66,349
Schroders plc	3,807	146,701
State Street Corp.	9,425	551,551
T. Rowe Price Group, Inc.	5,845	429,374
UBS Group AG (Registered)	111,968	1,803,738

		13,777,147

Consumer Finance (0.1%)
Acom Co., Ltd.*	12,220	61,564
AEON Financial Service Co., Ltd.	3,200	75,518
American Express Co.	20,035	1,230,149
Capital One Financial Corp.	12,472	864,435
Credit Saison Co., Ltd.	4,600	80,069
Discover Financial Services	10,290	523,967
Navient Corp.	9,310	111,441
Provident Financial plc	4,501	191,674
Synchrony Financial*	19,068	546,489

		3,685,306

Diversified Financial Services (0.5%)
ASX Ltd.	5,929	188,294
Berkshire Hathaway, Inc., Class B*	42,932	6,091,192
Challenger Ltd.	17,447	112,208
CME Group, Inc./Illinois	7,030	675,232
Deutsche Boerse AG	5,911	504,392
Eurazeo S.A.	3,236	218,799
EXOR S.p.A.	3,017	108,141
First Pacific Co., Ltd.	71,894	53,661
Groupe Bruxelles Lambert S.A.	2,471	203,880
Hong Kong Exchanges and Clearing Ltd.	34,900	840,406
Industrivarden AB, Class C	5,027	85,700
Intercontinental Exchange, Inc.	2,560	601,958
Investment AB Kinnevik, Class B	7,209	204,506
Investor AB, Class B	13,949	493,819
Japan Exchange Group, Inc.	16,815	257,578
Leucadia National Corp.	7,045	113,918
London Stock Exchange Group plc	9,602	388,903
McGraw Hill Financial, Inc.	6,010	594,870
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,080	66,191
Moody’s Corp.	4,115	397,344
Nasdaq, Inc.	2,595	172,256
Orix Corp.	40,550	578,462
Pargesa Holding S.A.	946	60,259
Singapore Exchange Ltd.	24,076	142,007
Wendel S.A.	2,022	220,098

		13,374,074

Insurance (1.3%)
Admiral Group plc	6,423	182,932
Aegon N.V.	55,482	305,185

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aflac, Inc.	10,070	$635,820
Ageas	6,168	244,737
AIA Group Ltd.	368,937	2,090,247
Allianz SE (Registered)	13,996	2,276,629
Allstate Corp.	9,640	649,447
American International Group, Inc.	31,744	1,715,763
AMP Ltd.	90,577	402,010
Aon plc	6,455	674,225
Assicurazioni Generali S.p.A.	35,758	530,178
Assurant, Inc.	1,565	120,740
Aviva plc	123,898	811,623
Baloise Holding AG (Registered)	1,532	194,697
Chubb Ltd.	10,681	1,272,641
Cincinnati Financial Corp.	3,265	213,400
CNP Assurances S.A.	15,386	239,943
Dai-ichi Life Insurance Co., Ltd.	33,019	399,737
Direct Line Insurance Group plc	42,107	223,883
Gjensidige Forsikring ASA	6,125	104,443
Hannover Rueck SE	1,847	215,214
Hartford Financial Services Group, Inc.	9,965	459,187
Insurance Australia Group Ltd.	74,458	318,483
Japan Post Holdings Co., Ltd.	13,781	183,918
Legal & General Group plc	182,090	615,111
Lincoln National Corp.	5,775	226,380
Loews Corp.	6,775	259,212
Mapfre S.A.	33,007	71,324
Marsh & McLennan Cos., Inc.	12,090	734,951
Medibank Pvt Ltd.	84,338	189,422
MetLife, Inc.	25,020	1,099,379
MS&AD Insurance Group Holdings, Inc.	15,500	431,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,110	1,039,372
NN Group N.V.	7,315	239,349
Old Mutual plc	150,924	418,572
Principal Financial Group, Inc.	6,075	239,659
Progressive Corp.	11,900	418,166
Prudential Financial, Inc.	10,230	738,811
Prudential plc	78,736	1,471,230
QBE Insurance Group Ltd.	41,930	350,663
RSA Insurance Group plc	31,143	212,777
Sampo Oyj, Class A	13,690	650,220
SCOR SE	8,141	289,026
Sompo Japan Nipponkoa Holdings, Inc.	10,000	283,264
Sony Financial Holdings, Inc.	5,329	68,089
St. James’s Place plc	16,040	211,599
Standard Life plc	60,308	308,444
Suncorp Group Ltd.	39,401	359,716
Swiss Life Holding AG (Registered)*	983	261,404
Swiss Reinsurance AG	10,785	997,126
T&D Holdings, Inc.	17,750	165,522
Tokio Marine Holdings, Inc.	20,900	705,673
Torchmark Corp.	2,893	156,685
Travelers Cos., Inc.	7,545	880,577
Tryg A/S	3,547	68,844
UnipolSai S.p.A.	34,059	78,829
Unum Group	5,640	174,389
Willis Towers Watson plc	3,184	377,813
XL Group plc	5,880	216,384
Zurich Insurance Group AG*	4,606	1,069,648

		30,544,610

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	8,805	901,368
Apartment Investment & Management Co. (REIT), Class A	3,250	135,915
Ascendas Real Estate Investment Trust (REIT)	62,000	109,938
AvalonBay Communities, Inc. (REIT)	2,915	554,433
Boston Properties, Inc. (REIT)	3,395	431,437
British Land Co. plc (REIT)	29,810	299,916
CapitaLand Commercial Trust (REIT)	63,000	68,709
CapitaLand Mall Trust (REIT)	74,000	114,746
Crown Castle International Corp. (REIT)	7,450	644,425
Dexus Property Group (REIT)	29,729	180,943
Equinix, Inc. (REIT)	1,309	432,899
Equity Residential (REIT)	8,060	604,742
Essex Property Trust, Inc. (REIT)	1,403	328,106
Extra Space Storage, Inc. (REIT)	2,863	267,576
Federal Realty Investment Trust (REIT)	1,613	251,709
Fonciere des Regions (REIT)	2,423	228,980
Gecina S.A. (REIT)	2,169	298,641
General Growth Properties, Inc. (REIT)	13,960	415,031
Goodman Group (REIT)	54,205	277,144
GPT Group (REIT)	54,436	208,639
Hammerson plc (REIT)	24,022	199,592
HCP, Inc. (REIT)	10,200	332,316
Host Hotels & Resorts, Inc. (REIT)	16,845	281,311
ICADE (REIT)	2,895	221,767
Intu Properties plc (REIT)	28,708	129,056
Iron Mountain, Inc. (REIT)	4,088	138,624
Japan Prime Realty Investment Corp. (REIT)	26	105,922
Japan Real Estate Investment Corp. (REIT)	41	236,794
Japan Retail Fund Investment Corp. (REIT)	75	180,061
Kimco Realty Corp. (REIT)	9,100	261,898
Klepierre S.A. (REIT)	9,697	464,540
Land Securities Group plc (REIT)	24,212	382,867
Link REIT (REIT)	69,000	409,160
Macerich Co. (REIT)	3,130	248,021
Mirvac Group (REIT)	113,344	168,120
Nippon Building Fund, Inc. (REIT)	44	260,767
Nippon Prologis REIT, Inc. (REIT)	46	102,958
Nomura Real Estate Master Fund, Inc. (REIT)	109	162,708
Prologis, Inc. (REIT)	11,112	490,928
Public Storage (REIT)	3,255	897,827
Realty Income Corp. (REIT)	5,084	317,801
Scentre Group (REIT)	163,050	554,938
Segro plc (REIT)	22,891	134,895
Simon Property Group, Inc. (REIT)	6,940	1,441,369
SL Green Realty Corp. (REIT)	2,227	215,752
Stockland Corp., Ltd. (REIT)	72,808	238,313
Suntec Real Estate Investment Trust (REIT)	73,000	90,718
UDR, Inc. (REIT)	6,095	234,840
Unibail-Rodamco SE (REIT)	3,021	831,211
United Urban Investment Corp. (REIT)	81	130,916
Ventas, Inc. (REIT)	6,539	411,695
Vicinity Centres (REIT)	103,044	251,973

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	3,910	$369,221
Welltower, Inc. (REIT)	7,190	498,555
Westfield Corp. (REIT)	60,457	462,970
Weyerhaeuser Co. (REIT)	18,006	557,826

		19,173,527

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	3,470	51,397
Azrieli Group Ltd.	1,114	43,744
CapitaLand Ltd.	78,000	177,661
CBRE Group, Inc., Class A*	6,190	178,396
Cheung Kong Property Holdings Ltd.	82,738	532,755
City Developments Ltd.	12,000	72,738
Daito Trust Construction Co., Ltd.	2,200	312,373
Daiwa House Industry Co., Ltd.	19,000	534,488
Deutsche Wohnen AG	10,332	321,313
Global Logistic Properties Ltd.	96,429	137,720
Hang Lung Properties Ltd.	68,000	129,910
Henderson Land Development Co., Ltd.	35,398	217,434
Hongkong Land Holdings Ltd.	18,000	104,040
Hulic Co., Ltd.	9,130	87,289
Hysan Development Co., Ltd.	19,000	80,949
Kerry Properties Ltd.	19,500	53,543
LendLease Group	16,887	179,543
Mitsubishi Estate Co., Ltd.	39,000	724,417
Mitsui Fudosan Co., Ltd.	29,000	723,551
New World Development Co., Ltd.	164,854	157,047
Nomura Real Estate Holdings, Inc.	3,836	70,895
NTT Urban Development Corp.	3,528	34,514
Sino Land Co., Ltd.	92,000	145,637
Sumitomo Realty & Development Co., Ltd.	11,000	321,951
Sun Hung Kai Properties Ltd.	53,000	648,037
Swire Pacific Ltd., Class A	18,000	193,752
Swire Properties Ltd.	35,829	96,762
Swiss Prime Site AG (Registered)*	2,027	178,763
Tokyo Tatemono Co., Ltd.	6,000	74,743
Tokyu Fudosan Holdings Corp.	15,699	106,571
UOL Group Ltd.	14,000	62,322
Vonovia SE	14,271	513,557
Wharf Holdings Ltd.	41,000	224,097
Wheelock & Co., Ltd.	28,000	125,069

		7,616,978

Total Financials		150,817,592

Health Care (4.1%)
Biotechnology (0.5%)
Actelion Ltd. (Registered)*	3,146	470,158
Alexion Pharmaceuticals, Inc.*	4,400	612,568
Amgen, Inc.	16,931	2,538,465
Baxalta, Inc.	12,030	486,012
Biogen, Inc.*	5,260	1,369,283
Celgene Corp.*	17,810	1,782,603
CSL Ltd.	14,236	1,106,975
Genmab A/S*	1,642	227,551
Gilead Sciences, Inc.	31,798	2,920,964
Grifols S.A.	9,134	203,402
Regeneron Pharmaceuticals, Inc.*	1,650	594,726
Vertex Pharmaceuticals, Inc.*	5,323	423,125

		12,735,832

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	33,450	1,399,214
Baxter International, Inc.	12,030	494,192
Becton Dickinson and Co.	4,643	704,900
Boston Scientific Corp.*	29,465	554,237
C.R. Bard, Inc.	1,695	343,526
Cochlear Ltd.	1,751	137,310
Coloplast A/S, Class B	3,403	257,856
Dentsply Sirona, Inc.	5,609	345,683
Edwards Lifesciences Corp.*	4,698	414,411
Essilor International S.A.	6,288	776,688
Getinge AB, Class B	6,129	141,254
Hologic, Inc.*	5,750	198,375
Hoya Corp.	12,800	486,888
Intuitive Surgical, Inc.*	827	497,068
Medtronic plc	31,383	2,353,725
Olympus Corp.	8,400	326,536
Smith & Nephew plc	27,414	452,006
Sonova Holding AG (Registered)	1,646	210,211
St. Jude Medical, Inc.	6,345	348,975
Stryker Corp.	6,635	711,869
Sysmex Corp.	4,500	281,487
Terumo Corp.	9,300	333,427
Varian Medical Systems, Inc.*	2,270	181,645
William Demant Holding A/S*	750	75,418
Zimmer Biomet Holdings, Inc.	3,770	401,995

		12,428,896

Health Care Providers & Services (0.6%)
Aetna, Inc.	7,867	883,857
Alfresa Holdings Corp.	5,400	103,591
AmerisourceBergen Corp.	4,735	409,814
Anthem, Inc.	6,085	845,754
Cardinal Health, Inc.	7,470	612,167
Centene Corp.*	4,070	250,590
Cigna Corp.	5,885	807,657
DaVita HealthCare Partners, Inc.*	3,810	279,578
Express Scripts Holding Co.*	16,589	1,139,498
Fresenius Medical Care AG & Co. KGaA	6,693	592,827
Fresenius SE & Co. KGaA	11,682	853,540
HCA Holdings, Inc.*	6,818	532,145
Healthscope Ltd.	53,135	108,344
Henry Schein, Inc.*	1,896	327,306
Humana, Inc.	3,420	625,689
Laboratory Corp. of America Holdings*	1,915	224,304
McKesson Corp.	5,145	809,051
Mediclinic International plc	12,356	159,007
Medipal Holdings Corp.	4,100	64,918
Miraca Holdings, Inc.	1,700	69,861
Patterson Cos., Inc.	1,925	89,570
Quest Diagnostics, Inc.	3,185	227,568
Ramsay Health Care Ltd.	4,332	203,758
Ryman Healthcare Ltd.	11,483	66,274
Sonic Healthcare Ltd.	11,695	168,359
Suzuken Co., Ltd.	2,350	79,868
Tenet Healthcare Corp.*	2,192	63,415
UnitedHealth Group, Inc.	21,635	2,788,752
Universal Health Services, Inc., Class B	2,050	255,676

		13,642,738

Health Care Technology (0.0%)
Cerner Corp.*	6,750	357,480
M3, Inc.	5,945	149,595

		507,075

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	7,430	296,086
Illumina, Inc.*	3,325	539,016
Lonza Group AG (Registered)*	1,621	274,283
PerkinElmer, Inc.	2,470	122,166
QIAGEN N.V.*	6,771	150,858
Thermo Fisher Scientific, Inc.	8,865	1,255,195

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,865	$246,031

		2,883,635

Pharmaceuticals (2.4%)
AbbVie, Inc.	38,925	2,223,396
Allergan plc*	8,361	2,240,999
Astellas Pharma, Inc.	64,600	858,980
AstraZeneca plc	38,702	2,169,234
Bayer AG (Registered)	25,325	2,976,829
Bristol-Myers Squibb Co.	36,855	2,354,297
Chugai Pharmaceutical Co., Ltd.	6,900	213,661
Daiichi Sankyo Co., Ltd.	19,500	433,593
Eisai Co., Ltd.	7,700	463,184
Eli Lilly & Co.	21,870	1,574,859
Endo International plc*	3,453	97,202
Galenica AG (Registered)	120	180,459
GlaxoSmithKline plc	149,035	3,022,407
Hisamitsu Pharmaceutical Co., Inc.	1,800	80,448
Johnson & Johnson	62,790	6,793,878
Kyowa Hakko Kirin Co., Ltd.	7,000	111,706
Mallinckrodt plc*	2,515	154,119
Merck & Co., Inc.	64,160	3,394,706
Merck KGaA	3,958	330,174
Mitsubishi Tanabe Pharma Corp.	6,000	104,332
Mylan N.V.*	8,315	385,400
Novartis AG (Registered)	69,683	5,051,121
Novo Nordisk A/S, Class B	60,006	3,254,811
Ono Pharmaceutical Co., Ltd.	13,000	550,402
Orion Oyj, Class B	3,118	103,069
Otsuka Holdings Co., Ltd.	11,958	434,353
Perrigo Co. plc	2,980	381,231
Pfizer, Inc.	141,074	4,181,433
Roche Holding AG	21,516	5,296,487
Sanofi S.A.	36,167	2,916,203
Santen Pharmaceutical Co., Ltd.	11,400	171,489
Shionogi & Co., Ltd.	9,100	428,297
Shire plc	18,130	1,030,892
Sumitomo Dainippon Pharma Co., Ltd.	4,800	55,274
Taisho Pharmaceutical Holdings Co., Ltd.	966	76,562
Takeda Pharmaceutical Co., Ltd.	24,200	1,104,369
Taro Pharmaceutical Industries Ltd.*	230	32,948
Teva Pharmaceutical Industries Ltd.	26,469	1,428,357
UCB S.A.	3,872	296,256
Zoetis, Inc.	11,138	493,748

		57,451,165

Total Health Care		99,649,341

Industrials (3.8%)
Aerospace & Defense (0.6%)
Airbus Group SE	18,090	1,201,112
BAE Systems plc	96,894	708,345
Boeing Co.	14,935	1,895,849
Cobham plc	34,867	108,719
Finmeccanica S.p.A.*	12,394	157,250
General Dynamics Corp.	7,075	929,443
Honeywell International, Inc.	17,400	1,949,670
L-3 Communications Holdings, Inc.	1,930	228,705
Lockheed Martin Corp.	6,040	1,337,860
Meggitt plc	23,725	138,549
Northrop Grumman Corp.	4,660	922,214
Raytheon Co.	6,920	848,599
Rockwell Collins, Inc.	2,995	276,169
Rolls-Royce Holdings plc*	56,307	551,540
Safran S.A.	8,940	625,425
Singapore Technologies Engineering Ltd.	47,000	112,631
Textron, Inc.	6,195	225,870
Thales S.A.	3,205	280,817
United Technologies Corp.	18,925	1,894,392
Zodiac Aerospace	6,177	123,777

		14,516,936

Air Freight & Logistics (0.2%)
Bollore S.A.	26,576	103,242
C.H. Robinson Worldwide, Inc.	3,260	241,990
Deutsche Post AG (Registered)	29,673	824,539
Expeditors International of Washington, Inc.	4,295	209,639
FedEx Corp.	5,895	959,234
Royal Mail plc	27,561	190,283
TNT Express N.V.	15,128	135,751
United Parcel Service, Inc., Class B	15,655	1,651,133
Yamato Holdings Co., Ltd.	10,400	207,639

		4,523,450

Airlines (0.2%)
American Airlines Group, Inc.	16,195	664,157
ANA Holdings, Inc.	35,000	98,614
Cathay Pacific Airways Ltd.	36,060	62,383
Delta Air Lines, Inc.	18,738	912,166
Deutsche Lufthansa AG (Registered)*	7,086	114,537
easyJet plc	4,866	106,160
International Consolidated Airlines Group S.A.	24,888	198,524
Japan Airlines Co., Ltd.	3,666	134,268
Qantas Airways Ltd.*	15,789	49,259
Ryanair Holdings plc (ADR)	204	17,507
Singapore Airlines Ltd.	16,000	135,564
Southwest Airlines Co.	15,225	682,080
United Continental Holdings, Inc.*	8,723	522,159

		3,697,378

Building Products (0.1%)
Allegion plc	2,138	136,212
Asahi Glass Co., Ltd.	29,000	158,728
Assa Abloy AB, Class B	30,695	605,714
Cie de Saint-Gobain	14,931	658,022
Daikin Industries Ltd.	7,200	538,153
Geberit AG (Registered)	1,158	432,707
Lixil Group Corp.	8,200	167,213
Masco Corp.	7,920	249,084
Toto Ltd.	4,500	140,344

		3,086,177

Commercial Services & Supplies (0.2%)
ADT Corp.	3,825	157,819
Aggreko plc	7,844	121,334
Babcock International Group plc	7,720	105,279
Brambles Ltd.	47,987	445,827
Cintas Corp.	2,120	190,397
Dai Nippon Printing Co., Ltd.	17,000	151,051
Edenred	6,362	123,575
G4S plc	47,515	130,072
ISS A/S	4,549	182,627
Park24 Co., Ltd.	2,900	81,168
Pitney Bowes, Inc.	4,475	96,391
Republic Services, Inc.	5,610	267,317
Secom Co., Ltd.	6,500	483,176
Securitas AB, Class B	9,589	158,867
Societe BIC S.A.	881	132,529
Sohgo Security Services Co., Ltd.	1,900	102,981
Stericycle, Inc.*	1,915	241,654
Toppan Printing Co., Ltd.	16,000	134,204

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International plc	9,870	$362,328
Waste Management, Inc.	9,610	566,990

		4,235,586

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	5,782	172,313
Boskalis Westminster	2,693	105,858
Bouygues S.A.	6,207	253,207
CIMIC Group Ltd.	3,110	82,867
Ferrovial S.A.	13,793	296,401
Fluor Corp.	3,500	187,950
Jacobs Engineering Group, Inc.*	2,940	128,037
JGC Corp.	6,471	96,882
Kajima Corp.	26,000	163,099
Obayashi Corp.	20,000	197,254
OCI N.V.*	2,581	50,544
Quanta Services, Inc.*	4,785	107,950
Shimizu Corp.	18,000	152,579
Skanska AB, Class B	11,638	265,639
Taisei Corp.	31,595	208,865
Vinci S.A.	14,653	1,091,624

		3,561,069

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	67,342	1,312,453
AMETEK, Inc.	5,437	271,741
Eaton Corp. plc	10,605	663,449
Emerson Electric Co.	15,535	844,793
Fuji Electric Co., Ltd.	17,000	58,759
Legrand S.A.	8,145	456,412
Mabuchi Motor Co., Ltd.	1,600	74,495
Mitsubishi Electric Corp.	59,000	618,335
Nidec Corp.	6,900	472,139
OSRAM Licht AG	2,725	140,481
Prysmian S.p.A.	5,973	135,322
Rockwell Automation, Inc.	3,085	350,919
Schneider Electric SE	17,095	1,080,386
Vestas Wind Systems A/S	6,862	484,117

		6,963,801

Industrial Conglomerates (0.7%)
3M Co.	14,410	2,401,138
CK Hutchison Holdings Ltd.	82,460	1,070,433
Danaher Corp.	13,540	1,284,404
General Electric Co.	216,375	6,878,561
Jardine Matheson Holdings Ltd.	7,500	422,625
Keihan Electric Railway Co., Ltd.	15,000	105,691
Keppel Corp., Ltd.	44,000	190,318
Koninklijke Philips N.V.	29,169	830,947
NWS Holdings Ltd.	46,000	73,412
Roper Technologies, Inc.	2,215	404,836
Seibu Holdings, Inc.	3,667	77,579
Sembcorp Industries Ltd.	30,000	67,218
Siemens AG (Registered)	24,282	2,573,780
Smiths Group plc	12,097	186,948
Toshiba Corp.*	123,000	239,344

		16,807,234

Machinery (0.6%)
Alfa Laval AB	8,992	147,204
Alstom S.A.*	6,644	169,840
Amada Holdings Co., Ltd.	11,000	107,317
Andritz AG*	2,389	131,178
Atlas Copco AB, Class A	20,565	517,529
Atlas Copco AB, Class B	11,950	281,739
Caterpillar, Inc.	13,970	1,069,264
CNH Industrial N.V.	29,054	197,537
Cummins, Inc.	3,835	421,620
Deere & Co.	7,980	614,380
Dover Corp.	3,720	239,308
FANUC Corp.	6,036	937,753
Flowserve Corp.	3,060	135,895
GEA Group AG	5,601	274,055
Hino Motors Ltd.	7,816	84,518
Hitachi Construction Machinery Co., Ltd.	3,300	52,427
Hoshizaki Electric Co., Ltd.	1,300	108,463
IHI Corp.	42,000	88,818
Illinois Tool Works, Inc.	8,095	829,252
IMI plc	8,328	113,929
Ingersoll-Rand plc	5,965	369,890
JTEKT Corp.	6,300	81,727
Kawasaki Heavy Industries Ltd.	43,000	124,173
Komatsu Ltd.	28,300	481,788
Kone Oyj, Class B	10,317	497,294
Kubota Corp.	35,000	477,831
Kurita Water Industries Ltd.	3,300	75,269
Makita Corp.	3,700	229,473
MAN SE	1,080	116,896
Metso Oyj	3,454	82,419
Minebea Co., Ltd.	10,000	78,013
Mitsubishi Heavy Industries Ltd.	93,000	345,491
Nabtesco Corp.	4,523	101,516
NGK Insulators Ltd.	8,000	147,781
NSK Ltd.	15,000	137,278
PACCAR, Inc.	7,890	431,504
Parker-Hannifin Corp.	3,305	367,119
Pentair plc	4,273	231,853
Sandvik AB	32,652	337,852
Schindler Holding AG	1,355	249,848
Schindler Holding AG (Registered)	626	114,647
Sembcorp Marine Ltd.	25,000	30,604
SKF AB, Class B*	12,192	220,164
SMC Corp.	1,700	394,847
Snap-on, Inc.	1,320	207,227
Stanley Black & Decker, Inc.	3,470	365,079
Sulzer AG (Registered)	735	72,999
Sumitomo Heavy Industries Ltd.	16,000	66,107
THK Co., Ltd.	3,700	68,250
Volvo AB, Class B	47,211	518,154
Wartsila Oyj Abp	4,531	205,047
Weir Group plc	6,553	104,282
Xylem, Inc.	4,050	165,645
Yangzijiang Shipbuilding Holdings Ltd.	58,753	42,718
Zardoya Otis S.A.	5,541	64,501

		14,127,312

Marine (0.0%)
A. P. Moeller - Maersk A/S, Class A*	117	149,365
A. P. Moeller - Maersk A/S, Class B*	212	278,091
Kuehne + Nagel International AG (Registered)	1,654	235,143
Mitsui O.S.K. Lines Ltd.	35,000	71,216
Nippon Yusen KK	49,000	94,478

		828,293

Professional Services (0.2%)
Adecco S.A. (Registered)*	5,076	330,728
Bureau Veritas S.A.	8,122	180,913
Capita plc	20,351	304,567
Dun & Bradstreet Corp.	810	83,495
Equifax, Inc.	2,710	309,726
Experian plc	29,797	532,809
Intertek Group plc	4,942	224,792
Nielsen Holdings plc	6,751	355,508
Randstad Holding N.V.	3,924	217,496

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Recruit Holdings Co., Ltd.	4,328	$132,095
Robert Half International, Inc.	3,065	142,768
SEEK Ltd.	10,021	124,288
SGS S.A. (Registered)	168	355,027
Verisk Analytics, Inc.*	3,554	284,036

		3,578,248

Road & Rail (0.3%)
Asciano Ltd.	30,007	206,097
Aurizon Holdings Ltd.	64,984	197,261
Central Japan Railway Co.	4,416	781,025
ComfortDelGro Corp., Ltd.	65,000	140,817
CSX Corp.	22,240	572,680
DSV A/S	5,895	245,396
East Japan Railway Co.	10,300	888,924
Hankyu Hanshin Holdings, Inc.	35,000	223,288
J.B. Hunt Transport Services, Inc.	2,091	176,146
Kansas City Southern	2,450	209,353
Keikyu Corp.	14,000	123,151
Keio Corp.	18,000	158,017
Keisei Electric Railway Co., Ltd.	8,467	119,092
Kintetsu Group Holdings Co., Ltd.	55,000	222,844
MTR Corp., Ltd.	44,500	220,281
Nagoya Railroad Co., Ltd.	26,000	121,516
Nippon Express Co., Ltd.	25,000	113,732
Norfolk Southern Corp.	6,900	574,425
Odakyu Electric Railway Co., Ltd.	19,000	206,806
Ryder System, Inc.	1,180	76,440
Tobu Railway Co., Ltd.	31,000	154,525
Tokyu Corp.	34,000	284,882
Union Pacific Corp.	19,990	1,590,205
West Japan Railway Co.	5,043	311,376

		7,918,279

Trading Companies & Distributors (0.2%)
AerCap Holdings N.V.*	2,721	105,466
Ashtead Group plc	15,415	191,288
Brenntag AG	4,732	270,304
Bunzl plc	10,262	298,166
Fastenal Co.	6,050	296,450
ITOCHU Corp.	49,000	603,439
Marubeni Corp.	50,000	253,232
Mitsubishi Corp.	41,400	701,128
Mitsui & Co., Ltd.	52,300	601,790
Noble Group Ltd.*	144,000	47,008
Rexel S.A.	9,244	132,063
Sumitomo Corp.	34,500	342,870
Toyota Tsusho Corp.	6,500	146,870
Travis Perkins plc	7,622	200,003
United Rentals, Inc.*	2,150	133,708
W.W. Grainger, Inc.	1,366	318,865
Wolseley plc	7,947	449,593

		5,092,243

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	15,887	261,224
Aena S.A.*§	2,068	266,968
Aeroports de Paris S.A.	910	112,506
Atlantia S.p.A.	12,645	350,654
Auckland International Airport Ltd.	29,166	129,626
Fraport AG Frankfurt Airport Services Worldwide	1,274	77,283
Groupe Eurotunnel SE (Registered)	14,317	160,469
Hutchison Port Holdings Trust	173,398	86,728
Japan Airport Terminal Co., Ltd.	1,300	46,204
Kamigumi Co., Ltd.	7,000	65,867
Mitsubishi Logistics Corp.	4,000	52,530
Sydney Airport	33,454	171,559
Transurban Group	62,171	540,909

		2,322,527

Total Industrials		91,258,533

Information Technology (4.4%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	113,470	3,230,491
F5 Networks, Inc.*	1,635	173,065
Harris Corp.	2,340	182,192
Juniper Networks, Inc.	8,900	227,039
Motorola Solutions, Inc.	4,905	371,308
Nokia Oyj	168,054	999,170
Telefonaktiebolaget LM Ericsson, Class B	93,197	933,319

		6,116,584

Electronic Equipment, Instruments & Components (0.3%)
Alps Electric Co., Ltd.	5,515	96,143
Amphenol Corp., Class A	6,940	401,271
Citizen Holdings Co., Ltd.	8,000	45,351
Corning, Inc.	28,695	599,439
FLIR Systems, Inc.	3,145	103,628
Hamamatsu Photonics KK	4,400	121,391
Hexagon AB, Class B	7,906	307,738
Hirose Electric Co., Ltd.	935	103,100
Hitachi High-Technologies Corp.	2,141	60,304
Hitachi Ltd.	148,000	692,495
Ingenico Group S.A.	1,681	193,098
Keyence Corp.	1,400	763,659
Kyocera Corp.	9,900	436,042
Murata Manufacturing Co., Ltd.	6,200	747,559
Nippon Electric Glass Co., Ltd.	12,000	61,415
Omron Corp.	6,000	178,595
Shimadzu Corp.	7,000	109,778
TDK Corp.	3,800	211,027
TE Connectivity Ltd.	9,090	562,853
Yaskawa Electric Corp.	7,000	80,794
Yokogawa Electric Corp.	6,900	71,302

		5,946,982

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	3,980	221,168
Alphabet, Inc., Class A*	6,354	4,847,467
Alphabet, Inc., Class C*	6,778	5,049,271
Auto Trader Group plc§	22,992	128,787
eBay, Inc.*	25,135	599,721
Facebook, Inc., Class A*	51,786	5,908,783
Kakaku.com, Inc.	4,414	81,969
Mixi, Inc.	1,291	47,949
United Internet AG (Registered)	3,767	189,055
VeriSign, Inc.*	2,490	220,465
Yahoo! Japan Corp.	43,601	185,569
Yahoo!, Inc.*	20,550	756,445

		18,236,649

IT Services (0.7%)
Accenture plc, Class A	14,060	1,622,524
Alliance Data Systems Corp.*	1,230	270,600
Amadeus IT Holding S.A., Class A	13,439	576,364
Atos SE	2,678	218,125
Automatic Data Processing, Inc.	10,725	962,140
Cap Gemini S.A.	5,009	470,685
Cognizant Technology Solutions Corp., Class A*	13,500	846,450
Computershare Ltd.	14,478	108,540
CSRA, Inc.	3,235	87,021
Fidelity National Information Services, Inc.	6,325	400,436
Fiserv, Inc.*	5,520	566,242

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fujitsu Ltd.	57,000	$210,993
International Business Machines Corp.	20,645	3,126,685
Itochu Techno-Solutions Corp.	1,500	28,309
MasterCard, Inc., Class A	21,910	2,070,495
Nomura Research Institute Ltd.	3,850	129,650
NTT Data Corp.	3,866	194,081
Obic Co., Ltd.	1,990	105,207
Otsuka Corp.	1,600	84,446
Paychex, Inc.	7,255	391,843
PayPal Holdings, Inc.*	25,135	970,211
Teradata Corp.*	3,430	90,003
Total System Services, Inc.	3,665	174,381
Visa, Inc., Class A	43,840	3,352,883
Western Union Co.	11,750	226,657
Worldpay Group plc*§	33,716	133,216
Xerox Corp.	24,105	269,012

		17,687,199

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.	6,990	413,738
Applied Materials, Inc.	27,115	574,296
ARM Holdings plc	43,008	626,350
ASM Pacific Technology Ltd.	7,300	57,310
ASML Holding N.V.	10,617	1,078,599
Broadcom Ltd.	9,038	1,396,371
First Solar, Inc.*	1,690	115,714
Infineon Technologies AG	34,582	492,083
Intel Corp.	110,155	3,563,514
KLA-Tencor Corp.	3,680	267,941
Lam Research Corp.	3,579	295,625
Linear Technology Corp.	5,280	235,277
Microchip Technology, Inc.	4,460	214,972
Micron Technology, Inc.*	23,795	249,134
NVIDIA Corp.	11,440	407,607
NXP Semiconductors N.V.*	3,662	296,878
Qorvo, Inc.*	3,365	169,630
QUALCOMM, Inc.	37,305	1,907,778
Rohm Co., Ltd.	3,000	126,349
Skyworks Solutions, Inc.	4,292	334,347
STMicroelectronics N.V.	19,519	108,344
Texas Instruments, Inc.	23,760	1,364,299
Tokyo Electron Ltd.	5,300	345,469
Xilinx, Inc.	5,945	281,971

		14,923,596

Software (0.9%)
Activision Blizzard, Inc.	11,439	387,096
Adobe Systems, Inc.*	10,485	983,493
Autodesk, Inc.*	5,060	295,049
CA, Inc.	7,055	217,224
Check Point Software Technologies Ltd.*	4,158	363,700
Citrix Systems, Inc.*	3,630	285,245
Dassault Systemes S.A.	3,911	310,321
Electronic Arts, Inc.*	6,915	457,151
Gemalto N.V.	2,453	181,349
GungHo Online Entertainment, Inc.	12,958	36,498
Intuit, Inc.	6,315	656,823
Konami Corp.	2,800	82,847
Microsoft Corp.	183,335	10,125,592
Mobileye N.V.*	2,489	92,815
Nexon Co., Ltd.	3,950	67,351
NICE-Systems Ltd.	1,745	114,514
Nintendo Co., Ltd.	3,300	469,146
Oracle Corp.	72,365	2,960,452
Oracle Corp. Japan	1,200	67,386
Red Hat, Inc.*	4,175	311,079
Sage Group plc	33,032	298,412
salesforce.com, Inc.*	12,806	945,467
SAP SE	30,098	2,435,069
Symantec Corp.	15,340	281,949
Trend Micro, Inc.	3,200	117,144

		22,543,172

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	129,207	14,082,271
Brother Industries Ltd.	7,200	82,783
Canon, Inc.	32,677	974,111
EMC Corp.	45,120	1,202,448
Fujifilm Holdings Corp.	14,200	561,591
Hewlett Packard Enterprise Co.	41,525	736,238
HP, Inc.	41,525	511,588
Konica Minolta, Inc.	13,500	114,674
NEC Corp.	79,000	198,649
NetApp, Inc.	7,090	193,486
Ricoh Co., Ltd.	21,000	213,835
SanDisk Corp.	5,010	381,161
Seagate Technology plc	7,240	249,418
Seiko Epson Corp.	8,500	137,305
Western Digital Corp.	4,880	230,531

		19,870,089

Total Information Technology		105,324,271

Materials (1.5%)
Chemicals (0.9%)
Air Liquide S.A.	10,536	1,185,584
Air Products and Chemicals, Inc.	4,295	618,695
Air Water, Inc.	5,000	74,015
Airgas, Inc.	1,475	208,919
Akzo Nobel N.V.	7,583	516,859
Arkema S.A.	2,047	153,686
Asahi Kasei Corp.	38,000	256,912
BASF SE	28,128	2,122,054
CF Industries Holdings, Inc.	5,730	179,578
Chr Hansen Holding A/S	3,029	203,336
Croda International plc	4,158	181,487
Daicel Corp.	9,000	122,991
Dow Chemical Co.	24,985	1,270,737
E.I. du Pont de Nemours & Co.	20,365	1,289,512
Eastman Chemical Co.	3,320	239,804
Ecolab, Inc.	6,020	671,350
EMS-Chemie Holding AG (Registered)	251	130,127
Evonik Industries AG	4,281	128,433
FMC Corp.	2,950	119,091
Fuchs Petrolub SE (Preference)(q)	2,129	95,123
Givaudan S.A. (Registered)	283	555,081
Hitachi Chemical Co., Ltd.	3,200	57,577
Incitec Pivot Ltd.	51,621	126,229
International Flavors & Fragrances, Inc.	1,795	204,217
Israel Chemicals Ltd.	15,619	67,985
Johnson Matthey plc	5,927	233,587
JSR Corp.	5,800	83,384
K+S AG (Registered)	5,862	137,176
Kaneka Corp.	8,000	68,524
Kansai Paint Co., Ltd.	7,148	114,830
Koninklijke DSM N.V.	5,556	305,582
Kuraray Co., Ltd.	11,000	134,488
Lanxess AG	2,803	134,726
Linde AG	5,688	828,788
LyondellBasell Industries N.V., Class A	9,466	810,100
Mitsubishi Chemical Holdings Corp.	41,500	216,636

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Gas Chemical Co., Inc.	11,000	$59,230
Mitsui Chemicals, Inc.	25,000	83,300
Monsanto Co.	11,670	1,023,926
Mosaic Co.	7,075	191,025
Nippon Paint Holdings Co., Ltd.	5,000	110,933
Nitto Denko Corp.	5,100	283,537
Novozymes A/S, Class B	7,146	321,262
Orica Ltd.	11,334	133,536
PPG Industries, Inc.	6,210	692,353
Praxair, Inc.	6,530	747,358
Sherwin-Williams Co.	1,865	530,910
Shin-Etsu Chemical Co., Ltd.	12,600	652,027
Sika AG	66	261,241
Solvay S.A.	1,816	182,155
Sumitomo Chemical Co., Ltd.	45,000	203,519
Symrise AG	3,777	253,573
Syngenta AG (Registered)	2,847	1,184,338
Taiyo Nippon Sanso Corp.	4,000	37,958
Teijin Ltd.	28,000	97,525
Toray Industries, Inc.	45,000	383,527
Umicore S.A.	2,916	145,168
Yara International ASA	5,476	206,077

		21,631,681

Construction Materials (0.1%)
Boral Ltd.	23,404	110,871
CRH plc	25,179	711,409
Fletcher Building Ltd.	21,092	115,027
HeidelbergCement AG	4,316	369,566
Imerys S.A.	1,102	76,856
James Hardie Industries plc (CDI)	13,776	188,601
LafargeHolcim Ltd. (Registered)*	12,997	611,361
Martin Marietta Materials, Inc.	1,397	222,835
Taiheiyo Cement Corp.	36,000	82,847
Vulcan Materials Co.	2,910	307,209

		2,796,582

Containers & Packaging (0.1%)
Amcor Ltd.	36,126	397,386
Avery Dennison Corp.	2,080	149,989
Ball Corp.	3,090	220,286
International Paper Co.	9,495	389,675
Owens-Illinois, Inc.*	3,650	58,254
Rexam plc	21,593	196,622
Sealed Air Corp.	4,685	224,927
Toyo Seikan Group Holdings Ltd.	4,965	92,996
WestRock Co.	5,920	231,057

		1,961,192

Metals & Mining (0.4%)
Alcoa, Inc.	26,160	250,613
Alumina Ltd.	77,343	77,073
Anglo American plc	42,929	340,407
Antofagasta plc	12,076	81,413
ArcelorMittal S.A.	30,600	138,409
BHP Billiton Ltd.	98,354	1,271,130
BHP Billiton plc	64,680	727,195
Boliden AB	8,376	134,024
Fortescue Metals Group Ltd.	47,678	93,196
Freeport-McMoRan, Inc.	23,120	239,061
Fresnillo plc	6,770	92,616
Glencore plc*	374,699	846,528
Hitachi Metals Ltd.	7,000	72,211
Iluka Resources Ltd.	12,822	64,476
JFE Holdings, Inc.	15,100	203,400
Kobe Steel Ltd.	94,000	82,687
Maruichi Steel Tube Ltd.	1,500	41,117
Mitsubishi Materials Corp.	34,000	96,068
Newcrest Mining Ltd.*	23,473	305,165
Newmont Mining Corp.	11,095	294,905
Nippon Steel & Sumitomo Metal Corp.	23,314	447,864
Norsk Hydro ASA	41,184	169,570
Nucor Corp.	7,065	334,175
Randgold Resources Ltd.	2,857	261,384
Rio Tinto Ltd.	12,991	425,118
Rio Tinto plc	38,389	1,078,188
South32 Ltd.*	163,034	183,087
Sumitomo Metal Mining Co., Ltd.	15,000	148,940
ThyssenKrupp AG	11,265	234,065
voestalpine AG	3,483	116,541

		8,850,626

Paper & Forest Products (0.0%)
Mondi plc	11,247	215,811
Oji Holdings Corp.	24,000	96,388
Stora Enso Oyj, Class R	16,868	150,961
UPM-Kymmene Oyj	16,345	296,096

		759,256

Total Materials		35,999,337

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	136,496	5,346,548
Bezeq Israeli Telecommunication Corp., Ltd.	58,974	133,060
BT Group plc	256,331	1,621,725
CenturyLink, Inc.	12,679	405,221
Deutsche Telekom AG (Registered)	98,751	1,772,617
Elisa Oyj*	4,356	169,370
Frontier Communications Corp.	22,290	124,601
HKT Trust & HKT Ltd.	81,156	111,732
Iliad S.A.	806	207,413
Inmarsat plc	13,768	194,678
Koninklijke KPN N.V.	98,078	411,034
Level 3 Communications, Inc.*	6,204	327,881
Nippon Telegraph & Telephone Corp.	23,018	991,526
Orange S.A.	60,839	1,065,776
PCCW Ltd.	127,000	82,185
Proximus SADP	4,658	159,196
Singapore Telecommunications Ltd.	244,000	691,531
Spark New Zealand Ltd.	56,037	141,375
Swisscom AG (Registered)	794	431,454
TDC A/S	24,866	121,700
Telecom Italia S.p.A.*	351,406	379,072
Telecom Italia S.p.A. (RNC)	184,543	161,693
Telefonica Deutschland Holding AG	18,218	98,697
Telefonica S.A.	138,011	1,547,185
Telenor ASA	22,990	372,021
TeliaSonera AB	79,562	413,282
Telstra Corp., Ltd.	131,038	535,383
TPG Telecom Ltd.	8,802	76,513
Verizon Communications, Inc.	73,666	3,983,857
Verizon Communications, Inc.†	18,559	1,003,671
Vivendi S.A.	35,601	748,632
Vocus Communications Ltd.	13,899	88,750

		23,919,379

Wireless Telecommunication Services (0.3%)
KDDI Corp.	53,564	1,430,658
Millicom International Cellular S.A. (SDR)	1,927	105,320
NTT DoCoMo, Inc.	43,793	993,217
SoftBank Group Corp.	29,400	1,401,754
StarHub Ltd.	17,924	44,549
Tele2 AB, Class B	9,773	90,648

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vodafone Group plc	812,986	$2,582,844

		6,648,990

Total Telecommunication Services		30,568,369

Utilities (1.1%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	10,850	720,440
AusNet Services	53,725	61,362
Cheung Kong Infrastructure Holdings Ltd.	19,000	185,779
Chubu Electric Power Co., Inc.	19,800	276,473
Chugoku Electric Power Co., Inc.	9,100	122,902
CLP Holdings Ltd.	58,000	524,496
Contact Energy Ltd.	22,545	77,915
Duke Energy Corp.	15,739	1,269,823
Edison International	7,245	520,843
EDP - Energias de Portugal S.A.	70,918	252,261
Electricite de France S.A.	7,405	83,116
Endesa S.A.	9,727	186,723
Enel S.p.A.	215,975	957,964
Entergy Corp.	3,970	314,742
Eversource Energy	7,020	409,547
Exelon Corp.	19,100	684,926
FirstEnergy Corp.	9,330	335,600
Fortum Oyj	13,603	206,024
HK Electric Investments & HK Electric
Investments Ltd.§	81,179	71,474
Hokuriku Electric Power Co.	5,200	73,603
Iberdrola S.A.	164,951	1,100,096
Kansai Electric Power Co., Inc.*	21,600	191,290
Kyushu Electric Power Co., Inc.*	13,100	124,662
Mighty River Power Ltd.	21,436	43,264
NextEra Energy, Inc.	9,690	1,146,715
PG&E Corp.	10,485	626,164
Pinnacle West Capital Corp.	2,440	183,171
Power Assets Holdings Ltd.	42,500	434,733
PPL Corp.	14,750	561,532
Red Electrica Corporacion S.A.	3,314	287,727
Shikoku Electric Power Co., Inc.	5,500	73,744
Southern Co.	19,905	1,029,686
SSE plc	30,414	651,737
Terna Rete Elettrica Nazionale S.p.A.	46,165	263,444
Tohoku Electric Power Co., Inc.	13,900	179,331
Tokyo Electric Power Co., Inc.*	44,300	243,651
Xcel Energy, Inc.	11,240	470,057

		14,947,017

Gas Utilities (0.1%)
AGL Resources, Inc.	2,643	172,165
APA Group	34,124	230,450
Enagas S.A.	6,580	197,779
Gas Natural SDG S.A.	10,726	216,885
Hong Kong & China Gas Co., Ltd.	212,166	396,580
Osaka Gas Co., Ltd.	57,000	218,995
Snam S.p.A.	64,322	402,922
Toho Gas Co., Ltd.	12,633	89,687
Tokyo Gas Co., Ltd.	70,000	326,349

		2,251,812

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	14,780	174,404
Electric Power Development Co., Ltd.	4,500	140,544
Enel Green Power S.p.A.	53,591	115,254
Meridian Energy Ltd.	39,244	71,069
NRG Energy, Inc.	7,470	97,185

		598,456

Multi-Utilities (0.4%)
AGL Energy Ltd.	20,663	291,442
Ameren Corp.	5,370	269,037
CenterPoint Energy, Inc.	9,540	199,577
Centrica plc	154,731	506,023
CMS Energy Corp.	6,075	257,823
Consolidated Edison, Inc.	6,480	496,498
Dominion Resources, Inc.	12,940	972,053
DTE Energy Co.	3,910	354,481
DUET Group†	71,084	124,072
E.ON SE	61,278	588,367
Engie S.A.	44,747	694,516
National Grid plc	114,640	1,625,441
NiSource, Inc.	6,995	164,802
Public Service Enterprise Group, Inc.	11,225	529,146
RWE AG	14,987	193,986
SCANA Corp.	3,120	218,868
Sempra Energy	5,170	537,938
Suez Environnement Co. S.A.	9,115	167,196
TECO Energy, Inc.	5,175	142,468
Veolia Environnement S.A.	13,776	331,855
WEC Energy Group, Inc.	6,960	418,087

		9,083,676

Water Utilities (0.0%)
American Water Works Co., Inc.	3,978	274,203
Severn Trent plc	7,252	226,333
United Utilities Group plc	20,882	276,824

		777,360

Total Utilities		27,658,321

Total Common Stocks (32.1%) (Cost $706,640,846)		774,745,942

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (15.4%)
SPDR® S&P 500 ETF Trust (Cost $332,246,800)	1,801,568	370,330,318

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (24.7%)
U.S. Government Agencies (1.3%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	102,925
5.000%, 11/17/17	6,720,000	7,180,704
Federal Home Loan Mortgage Corp.
2.000%, 8/25/16	1,135,000	1,140,535
0.750%, 1/12/18	970,000	969,072
0.875%, 3/7/18	2,130,000	2,132,244
3.750%, 3/27/19	3,030,000	3,278,401
2.375%, 1/13/22	4,363,000	4,580,766
Federal National Mortgage Association
1.250%, 1/30/17	1,070,000	1,073,701
1.125%, 4/27/17	1,045,000	1,049,660
0.875%, 12/20/17	960,000	961,551
1.625%, 11/27/18	4,460,000	4,542,985
1.750%, 6/20/19	4,859,000	4,976,577

		31,989,121

U.S. Treasuries (23.4%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,517,589
U.S. Treasury Notes
3.000%, 8/31/16	990,000	1,000,586

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.000%, 9/30/16	$33,335,000	$33,427,615
3.000%, 9/30/16	1,445,000	1,463,253
1.000%, 10/31/16	885,000	887,632
0.875%, 1/31/17	1,375,000	1,378,169
3.125%, 1/31/17	1,327,100	1,354,659
0.875%, 2/28/17	845,000	846,906
3.000%, 2/28/17	735,000	750,680
2.750%, 5/31/17	505,000	517,105
2.500%, 6/30/17	520,000	531,700
2.375%, 7/31/17	2,114,100	2,160,893
4.750%, 8/15/17	1,974,000	2,082,464
1.875%, 8/31/17	2,110,000	2,144,545
0.750%, 10/31/17	3,870,000	3,871,247
2.250%, 11/30/17	4,910,000	5,032,247
2.625%, 1/31/18	5,365,000	5,547,745
3.500%, 2/15/18	1,150,000	1,209,100
2.750%, 2/28/18	5,920,000	6,146,076
2.875%, 3/31/18	2,420,000	2,520,960
2.375%, 6/30/18	5,250,000	5,437,287
1.375%, 7/31/18	7,780,000	7,884,012
1.500%, 8/31/18#	37,850,000	38,489,090
1.375%, 9/30/18	2,115,000	2,144,887
3.750%, 11/15/18	1,735,000	1,868,056
1.250%, 11/30/18	7,720,000	7,806,322
1.375%, 12/31/18	3,045,000	3,089,277
1.375%, 2/28/19	3,805,000	3,860,366
1.500%, 3/31/19	22,355,000	22,766,734
3.125%, 5/15/19	39,763,000	42,499,036
3.625%, 8/15/19	51,867,000	56,441,830
1.500%, 11/30/19	16,945,000	17,229,623
1.250%, 1/31/20	8,450,000	8,508,177
3.625%, 2/15/20	9,258,000	10,161,921
1.125%, 3/31/20	22,333,000	22,372,911
1.375%, 3/31/20	6,140,000	6,206,677
1.500%, 5/31/20	8,715,000	8,845,980
1.625%, 6/30/20	9,955,000	10,152,253
1.625%, 7/31/20	8,735,000	8,907,653
1.375%, 8/31/20	21,510,000	21,713,758
1.375%, 10/31/20	10,075,000	10,155,974
2.625%, 11/15/20	16,025,000	17,041,898
3.625%, 2/15/21	29,105,000	32,390,681
3.125%, 5/15/21	2,430,000	2,653,066
2.125%, 8/15/21	2,355,000	2,452,604
2.000%, 11/15/21	1,585,000	1,639,005
2.000%, 2/15/22	2,415,000	2,497,497
1.750%, 5/15/22	2,015,000	2,049,003
1.625%, 8/15/22	4,960,000	5,007,614
1.625%, 11/15/22	2,585,000	2,603,933
2.000%, 2/15/23	4,365,000	4,497,143
1.750%, 5/15/23	6,680,000	6,771,328
2.500%, 8/15/23	8,760,000	9,334,961
2.750%, 11/15/23	11,415,000	12,363,872
2.750%, 2/15/24	17,216,000	18,641,700
2.375%, 8/15/24	13,500,000	14,217,187
2.250%, 11/15/24	2,390,000	2,491,762
2.000%, 2/15/25	12,485,000	12,751,526
2.125%, 5/15/25	7,420,000	7,648,977
2.000%, 8/15/25	15,275,000	15,567,373

		563,554,125

Total Long-Term Debt Securities (24.7%) (Cost $583,278,756)		595,543,246

SHORT-TERM INVESTMENTS:
Government Securities (7.1%)
U.S. Treasury Bills
0.17%, 4/28/16(p)	99,626,000	99,612,740
0.15%, 5/19/16(p)	71,309,000	71,294,268

		170,907,008

Total Short-Term Investments (7.1%) (Cost $170,884,597)		170,907,008

Total Investments (79.3%) (Cost $1,793,050,999)		1,911,526,514
Other Assets Less Liabilities (20.7%)		498,403,549

Net Assets (100%)		$2,409,930,063

*	Non-income producing.

†	Securities (totaling $1,282,268 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $961,937 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,930,373.

(b)	Illiquid Security.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

14

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AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.1%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.2
France	1.5
Germany	1.4
Hong Kong	0.5
Ireland	0.4
Israel	0.1
Italy	0.3
Japan	3.4
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.6
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.5
Sweden	0.4
Switzerland	1.5
United Kingdom	2.7
United States	63.8
Cash and Other	20.7

	100.0%

#	Percent shown is less than 0.05%.

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	850	June-16	$110,625,999	$110,832,031	$206,032
2 Year U.S. Treasury Notes	541	June-16	118,381,559	118,343,750	(37,809)
5 Year U.S. Treasury Notes	414	June-16	50,113,980	50,161,922	47,942
E-Mini MSCI EAFE Index	28	June-16	2,243,312	2,275,700	32,388
EURO Stoxx 50 Index	2,259	June-16	76,798,295	75,341,825	(1,456,470)
FTSE 100 Index	705	June-16	61,526,893	61,897,562	370,669
Russell 2000 Mini Index	862	June-16	91,583,942	95,647,520	4,063,578
S&P 500 E-Mini Index	236	June-16	24,081,399	24,207,700	126,301
S&P MidCap 400 E-Mini Index	658	June-16	90,787,227	94,830,960	4,043,733

					$7,396,364

Sales
SPI 200 Index	172	June-16	$17,000,172	$16,698,371	$301,801
TOPIX Index	97	June-16	11,499,872	11,613,799	(113,927)

					$187,874

					$7,584,238

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	Citibank N.A.	4,073	$3,111,349	$3,011,172	$100,177
British Pound vs. U.S. Dollar, expiring 6/17/16	Citibank N.A.	3,610	5,186,142	5,150,253	35,889
British Pound vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	8,632	12,400,225	12,406,141	(5,916)
British Pound vs. U.S. Dollar, expiring 6/17/16	Societe Generale S.A.	6,779	9,738,240	9,772,983	(34,743)
British Pound vs. U.S. Dollar, expiring 6/17/16	UBS AG	9,032	12,975,968	13,027,663	(51,695)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Credit Suisse	15,938	18,178,777	17,884,807	293,970
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	8,093	9,230,675	8,795,450	435,225
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	4,109	4,686,531	4,465,562	220,969
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Royal Bank of Scotland	10,066	11,481,107	11,333,098	148,009
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Royal Bank of Scotland	12,900	14,713,170	14,523,495	189,675
European Union Euro vs. U.S. Dollar, expiring 6/17/16	UBS AG	12,716	14,503,998	14,506,525	(2,527)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Barclays Bank plc	395,962	3,526,049	3,461,913	64,136
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Barclays Bank plc	406,546	3,620,302	3,618,725	1,577
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	UBS AG	667,589	5,944,901	5,881,220	63,681
Swiss Franc vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	2,762	2,882,550	2,813,466	69,084
Swiss Franc vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	2,368	2,470,591	2,472,802	(2,211)

					$1,525,300

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	BNP Paribas	4,073	$3,025,377	$3,111,349	$(85,972)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	BNP Paribas	13,916	10,336,284	10,630,010	(293,726)
British Pound vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	12,642	17,789,750	18,162,110	(372,360)
British Pound vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	3,258	4,583,955	4,679,903	(95,948)
British Pound vs. U.S. Dollar, expiring 6/17/16	Royal Bank of Scotland	3,521	4,938,605	5,058,337	(119,732)
British Pound vs. U.S. Dollar, expiring 6/17/16	UBS AG	8,632	12,213,017	12,400,225	(187,208)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	5,799	6,383,746	6,614,090	(230,344)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	8,093	8,909,206	9,230,675	(321,469)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	5,677	6,437,377	6,475,002	(37,625)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	4,462	4,932,038	5,089,684	(157,646)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Royal Bank of Scotland	2,945	$3,276,320	$3,358,979	$(82,659)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	UBS AG	5,037	5,637,686	5,745,185	(107,499)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	UBS AG	4,109	4,598,935	4,686,531	(87,596)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Citibank N.A.	815,630	7,204,734	7,263,210	(58,476)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	UBS AG	1,063,551	9,462,659	9,470,951	(8,292)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	UBS AG	358,635	3,190,863	3,193,659	(2,796)

					$(2,249,348)

					$(724,048)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$53,717,427	$47,159,834	$—	$100,877,261
Consumer Staples	42,407,034	46,068,662	—	88,475,696
Energy	27,291,080	16,826,141	—	44,117,221
Financials	64,324,948	86,338,119	154,525	150,817,592
Health Care	57,974,142	41,675,199	—	99,649,341
Industrials	43,261,493	47,997,040	—	91,258,533
Information Technology	86,921,557	18,402,714	—	105,324,271
Materials	11,720,561	24,278,776	—	35,999,337
Telecommunication Services	10,188,108	19,376,590	1,003,671	30,568,369
Utilities	13,551,981	13,982,268	124,072	27,658,321
Forward Currency Contracts	—	1,622,392	—	1,622,392
Futures	9,192,444	—	—	9,192,444
Government Securities
U.S. Government Agencies	—	31,989,121	—	31,989,121
U.S. Treasuries	—	563,554,125	—	563,554,125
Investment Companies
Exchange Traded Funds (ETFs)	370,330,318	—	—	370,330,318
Short-Term Investments	—	170,907,008	—	170,907,008

Total Assets	$790,881,093	$1,130,177,989	$1,282,268	$1,922,341,350

Liabilities:
Forward Currency Contracts	$—	$(2,346,440)	$—	$(2,346,440)
Futures	(1,608,206)	—	—	(1,608,206)

Total Liabilities	$(1,608,206)	$(2,346,440)	$—	$(3,954,646)

Total	$789,272,887	$1,127,831,549	$1,282,268	$1,918,386,704

(a)	Securities with a market value of $1,282,268 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,354,866
Aggregate gross unrealized depreciation	(65,383,243)

Net unrealized appreciation	$113,971,623

Federal income tax cost of investments	$1,797,554,891

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.2%)
Asset-Backed Securities (7.7%)
Ally Auto Receivables Trust,
Series 2015-2 A3
1.490%, 11/15/19	$3,380,000	$3,390,646
Ally Master Owner Trust,
Series 2014-1 A2
1.290%, 1/15/19	3,599,000	3,593,132
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20	3,121,000	3,128,305
AmeriCredit Automobile Receivables Trust,
Series 2013-3 A3
0.920%, 4/9/18	3,815	3,814
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§	684,997	684,107
Barclays Dryrock Issuance Trust,
Series 2015-2 A
1.560%, 3/15/21	3,869,000	3,889,594
BMW Floorplan Master Owner Trust,
Series 2015-1A A
0.936%, 7/15/20(b)(l)§	5,074,000	5,064,461
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20	4,148,000	4,166,291
Chrysler Capital Auto Receivables Trust,
Series 2015-BA A3
1.910%, 3/16/20(b)§	4,116,000	4,136,817
CIT Equipment Collateral,
Series 2013-VT1 A3
1.130%, 7/20/20§	734,641	734,998
CNH Equipment Trust,
Series 2013-A A3
0.690%, 6/15/18	4,058	4,057
Series 2014-B A4
1.610%, 5/17/21	3,386,769	3,399,065
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§	1,244,353	1,229,383
Series 2014-B A
1.110%, 11/15/18§	1,005,629	998,446
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§	1,713,000	1,714,564
Discover Card Execution Note Trust,
Series 2014-A1 A1
0.866%, 7/15/21(l)	2,095,000	2,097,575
Series 2015-A1 A1
0.886%, 8/17/20(l)	5,326,000	5,326,599
Series 2015-A2 A
1.900%, 10/17/22	5,346,000	5,385,303
Drive Auto Receivables,
Series 2016-AA A2A
1.500%, 3/15/18(b)§	3,304,000	3,304,442
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§	358,682	357,465
Exeter Automobile Receivables Trust,
Series 2014-1A A
1.290%, 5/15/18§	54,949	54,935
Series 2014-2A A
1.060%, 8/15/18§	250,128	249,740
First National Master Note Trust,
Series 2013-2 A
0.966%, 10/15/19(l)	1,979,000	1,977,109
Series 2015-1 A
1.206%, 9/15/20(l)	3,200,000	3,205,584
Ford Credit Auto Owner Trust,
Series 2013-A D
1.860%, 8/15/19	3,803,000	3,805,137
Ford Credit Floorplan Master Owner Trust,
Series 2014-1 A1
1.200%, 2/15/19	2,522,000	2,520,497
Series 2015-2 A2
1.006%, 1/15/22(l)	3,123,000	3,083,528
GE Dealer Floorplan Master Note Trust,
Series 2015-1 A
0.932%, 1/20/20(l)	4,974,000	4,926,204
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§	2,831,960	2,827,701
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	2,621,000	2,620,089
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.992%, 12/10/27(l)§	2,129,507	2,130,955
Series 2014-1 A
0.842%, 4/10/28(l)§	3,568,514	3,570,054
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3
1.400%, 11/15/18§	2,648,000	2,652,425
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18	3,121,000	3,124,330
Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A
1.183%, 10/25/19(l)§	3,627,000	3,611,836
Porsche Innovative Lease Owner Trust,
Series 2015-1 A4
1.430%, 5/21/21(b)§	5,823,000	5,829,544
Santander Drive Auto Receivables Trust,
Series 2015-4 A2A
1.200%, 12/17/18	2,270,691	2,267,143
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	5,784,000	5,853,888
Volkswagen Credit Auto Master Trust,
Series 2014-1A A1
0.782%, 7/22/19(l)§	1,700,000	1,681,164
Series 2014-1A A2
1.400%, 7/22/19(b)§	2,430,000	2,400,855

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Volvo Financial Equipment LLC,
Series 2015-1A A3
1.510%, 6/17/19§	$4,982,000	$4,983,319
World Financial Network Credit Card Master Trust,
Series 2015-A A
0.916%, 2/15/22(l)	3,297,000	3,288,946

		119,274,047

Non-Agency CMO (4.5%)
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)	4,306,416	4,459,619
Carefree Portfolio Trust,
Series 2014-CARE A
1.756%, 11/15/19(l)§	2,329,000	2,319,587
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
6.085%, 3/15/49(l)	749	749
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	768,459	773,251
COMM Mortgage Trust,
Series 2006-C8 A1A
5.292%, 12/10/46	5,139,364	5,224,167
Series 2012-9W57 A
2.365%, 2/10/29§	2,140,632	2,153,646
Series 2014-SAVA A
1.587%, 6/15/34(l)§	1,594,963	1,573,855
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39	1,287,912	1,313,106
DB-UBS Mortgage Trust,
Series 2011-LC1A A1
3.742%, 11/10/46§	244,060	244,723
Series 2011-LC2A A2
3.386%, 7/10/44§	2,763,437	2,767,841
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C04 2M1
2.533%, 11/25/24(l)	2,179,127	2,185,289
Series 2015-C01 1M1
1.933%, 2/25/25(l)	1,142,119	1,142,591
Series 2015-C03 1M1
1.933%, 7/25/25(l)	1,545,507	1,544,475
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.283%, 4/25/24(l)	1,721,779	1,719,870
Series 2014-HQ1 M1
2.083%, 8/25/24(l)	2,308,998	2,314,097
Series 2014-HQ2 M1
1.883%, 9/25/24(l)	1,862,082	1,866,708
Series 2014-HQ3 M1
2.083%, 10/25/24(l)	1,461,740	1,464,096
Series 2015-DNA3 M1
1.783%, 4/25/28(l)	2,918,133	2,922,145
Series 2015-HQA2 M1
1.583%, 5/25/28(l)	846,620	845,700
Series 2016-HQA1 M1
2.191%, 9/25/28(l)	3,161,764	3,164,155
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4
5.794%, 8/10/45(l)	2,521,870	2,597,526
Series 2013-GC14 A1
1.217%, 8/10/46	2,007,534	2,000,963
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	657,542	660,238
Series 2007-CB18 A4
5.440%, 6/12/47	1,336,284	1,359,720
Series 2010-C1 A1
3.853%, 6/15/43§	85,612	85,650
Series 2012-C6 A2
2.206%, 5/15/45	3,660,268	3,677,204
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-C2 A1A
5.739%, 8/12/43(l)	10,840	10,879
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49	13,100	13,257
Series 2006-4 A3
5.172%, 12/12/49	490,110	495,498
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	3,515,400	3,605,999
Series 2015-XLF2 AFSA
2.286%, 8/15/26(b)(l)§	1,530,750	1,522,701
Series 2015-XLF2 SNMA
2.386%, 11/15/26(b)(l)§	1,530,749	1,521,961
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.794%, 8/12/45(l)§	762,693	775,538
PFP III Ltd.,
Series 2014-1 A
1.606%, 6/14/31(l)§	50,131	50,057
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.491%, 4/15/32(l)§	1,341,970	1,316,870
Starwood Retail Property Trust,
Series 2014-STAR A
1.656%, 11/15/27(b)(l)§	2,841,906	2,777,778
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A1A
6.009%, 6/15/45(l)	1,002,276	1,002,411
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.462%, 3/23/45(l)§	571,189	575,820
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.183%, 11/25/25(b)(l)§	1,161,341	1,161,583
Series 2015-WF1 2M1
3.283%, 11/25/25(b)(l)§	1,362,025	1,362,400
WF-RBS Commercial Mortgage Trust,
Series 2012-C9 A1
0.673%, 11/15/45	36,694	36,528

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C24 A2
2.863%, 11/15/47	$3,800,000	$3,944,198

		70,554,449

Total Asset-Backed and Mortgage-Backed Securities		189,828,496

Corporate Bonds (6.0%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	136,526

Media (0.3%)
NBCUniversal Enterprise, Inc.
1.159%, 4/15/16(l)§	2,829,000	2,829,321
1.307%, 4/15/18(l)§	306,000	305,118
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	134,344
Walt Disney Co.
1.350%, 8/16/16	515,000	516,354

		3,785,137

Multiline Retail (0.0%)
Nordstrom, Inc.
6.250%, 1/15/18	123,000	132,328

Specialty Retail (0.0%)
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	107,496

Total Consumer Discretionary		4,161,487

Consumer Staples (0.1%)
Beverages (0.0%)
Diageo Capital plc
5.750%, 10/23/17	92,000	98,142

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	96,081
CVS Health Corp.
6.125%, 8/15/16	89,000	90,684
5.750%, 6/1/17	57,000	60,022

		246,787

Food Products (0.1%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	31,697
General Mills, Inc.
5.700%, 2/15/17	925,000	961,537
Kellogg Co.
4.450%, 5/30/16	230,000	231,245

		1,224,479

Total Consumer Staples		1,569,408

Energy (0.6%)
Energy Equipment & Services (0.5%)
Schlumberger Holdings Corp.
1.900%, 12/21/17§	8,210,000	8,220,630

Oil, Gas & Consumable Fuels (0.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	257,635
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	313,387
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	76,214
EOG Resources, Inc.
6.875%, 10/1/18	31,000	34,204
Marathon Oil Corp.
5.900%, 3/15/18	71,000	71,000
Nexen Energy ULC
6.200%, 7/30/19	25,000	27,587
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	77,356
1.750%, 2/15/17	495,000	495,497
Petrobras Global Finance B.V.
5.875%, 3/1/18	92,000	87,971
7.875%, 3/15/19	92,000	87,589

		1,528,440

Total Energy		9,749,070

Financials (3.7%)
Banks (2.4%)
Bank of America Corp.
6.500%, 8/1/16	215,000	218,972
5.625%, 10/14/16	399,000	408,584
5.420%, 3/15/17	1,000,000	1,034,097
Bank of Montreal
2.500%, 1/11/17	530,000	535,876
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,229,662
BB&T Corp.
3.950%, 4/29/16	46,000	46,096
Branch Banking & Trust Co.
1.065%, 12/1/16(l)	3,605,000	3,605,630
Capital One Bank USA N.A.
1.150%, 11/21/16	2,255,000	2,252,139
Citigroup, Inc.
1.325%, 11/24/17(l)	4,105,000	4,082,246
JPMorgan Chase & Co.
3.150%, 7/5/16	1,065,000	1,071,297
1.138%, 2/15/17(l)	3,155,000	3,157,445
KeyBank N.A./Ohio
1.119%, 11/25/16(l)	3,360,000	3,360,396
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	159,443
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	527,514
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	2,977,616
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,668,515
PNC Funding Corp.
5.625%, 2/1/17	510,000	526,208
SunTrust Banks, Inc./Georgia
1.058%, 2/15/17(l)	3,670,000	3,658,456
7.250%, 3/15/18	154,000	168,934
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	527,586
U.S. Bancorp
1.108%, 11/15/18(l)	3,195,000	3,165,707
Wells Fargo & Co.
3.676%, 6/15/16(e)	711,000	714,985

		37,097,404

Capital Markets (0.4%)
Goldman Sachs Group, Inc.
5.625%, 1/15/17	750,000	773,893
Morgan Stanley
5.450%, 1/9/17	539,000	556,220
5.950%, 12/28/17	184,000	196,881

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 1/5/18	$4,112,000	$4,125,390

		5,652,384

Consumer Finance (0.9%)
American Express Co.
5.500%, 9/12/16	706,000	720,300
Capital One Financial Corp.
6.150%, 9/1/16	31,000	31,631
Ford Motor Credit Co. LLC
1.461%, 3/27/17	3,330,000	3,325,338
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19§	6,570,000	6,660,954
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,666,275

		14,404,498

Diversified Financial Services (0.0%)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	108,446
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	31,000	33,270

		141,716

Insurance (0.0%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	312,884
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	34,638

		347,522

Real Estate Investment Trusts (REITs) (0.0%)
American Tower Corp.
4.500%, 1/15/18	95,000	99,062
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	63,410
Duke Realty LP
5.950%, 2/15/17	3,000	3,110
HCP, Inc.
6.000%, 1/30/17	100,000	103,304
Welltower, Inc.
6.200%, 6/1/16	135,000	136,010

		404,896

Total Financials		58,048,420

Health Care (0.3%)
Biotechnology (0.3%)
Amgen, Inc.
2.500%, 11/15/16	2,286,000	2,306,221
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,909,191

		4,215,412

Health Care Providers & Services (0.0%)
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	34,070

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	643,362

Total Health Care		4,892,844

Industrials (0.2%)
Aerospace & Defense (0.1%)
Goodrich Corp.
4.875%, 3/1/20	31,000	33,822
L-3 Communications Corp.
3.950%, 11/15/16	840,000	849,054

		882,876

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	50,123	51,065
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	43,418	48,602

		99,667

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,553

Industrial Conglomerates (0.1%)
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	1,270,000	1,269,335

Road & Rail (0.0%)
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	65,241
5.750%, 4/1/18	154,000	166,540

		231,781

Total Industrials		2,495,212

Information Technology (0.0%)
IT Services (0.0%)
Western Union Co.
5.930%, 10/1/16	310,000	316,184

Semiconductors & Semiconductor Equipment (0.0%)
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	485,919

Total Information Technology		802,103

Materials (0.4%)
Chemicals (0.4%)
Cabot Corp.
5.000%, 10/1/16	61,000	61,968
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	111,000	114,391
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	2,929,771
Monsanto Co.
0.820%, 11/7/16(l)	3,195,000	3,184,992
5.125%, 4/15/18	31,000	33,158

		6,324,280

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	31,000	34,828

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,981

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
5.400%, 3/29/17	61,000	63,305

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	$92,000	$100,285

		163,590

Total Materials		6,556,679

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
2.400%, 3/15/17	695,000	702,810
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,679,930

		4,382,740

Wireless Telecommunication Services (0.0%)
Vodafone Group plc
5.625%, 2/27/17	184,000	191,275

Total Telecommunication Services		4,574,015

Utilities (0.1%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	16,469
PacifiCorp
5.650%, 7/15/18	154,000	168,450

		184,919

Gas Utilities (0.0%)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	158,557

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Supply LLC
6.200%, 5/15/16	220,000	221,375

Multi-Utilities (0.1%)
DTE Energy Co.
6.350%, 6/1/16	92,000	92,755
Sempra Energy
6.500%, 6/1/16	181,000	182,399

		275,154

Total Utilities		840,005

Total Corporate Bonds		93,689,243

Government Securities (47.7%)
Agency CMO (8.4%)
Federal Home Loan Mortgage Corp.
2.000%, 11/15/24	15,583,588	15,771,408
0.736%, 8/15/25(l)	65,394	65,565
1.750%, 1/15/27	9,572,768	9,596,013
3.000%, 12/15/29	14,627,578	15,157,863
0.836%, 7/15/34(l)	202,014	201,639
5.000%, 12/15/34	10,981,889	11,576,723
5.500%, 10/15/35	9,128,063	9,444,641
0.926%, 7/15/37(l)	3,570,762	3,580,260
0.776%, 1/15/39(l)	2,844,154	2,822,575
3.000%, 7/15/39	14,560,518	15,144,278
0.936%, 2/15/41(l)	149,041	149,298
0.886%, 9/15/41(l)	287,669	287,349
0.906%, 7/15/42(l)	3,218,893	3,210,470
0.886%, 12/15/43(l)	3,314,582	3,301,518
Federal National Mortgage Association
0.883%, 6/25/36(l)	200,138	200,345
0.633%, 10/27/37(l)	1,174,052	1,164,442
1.113%, 12/25/37(l)	252,078	254,302
1.013%, 6/25/41(l)	598,694	601,432
0.983%, 9/25/41(l)	918,957	922,007
0.883%, 6/25/42(l)	189,622	189,018
3.000%, 10/25/43	10,958,826	11,272,652
0.833%, 12/25/43(l)	2,363,438	2,358,101
3.000%, 2/25/44	4,948,355	5,114,601
0.746%, 8/25/44(l)	10,107,122	9,951,149
National Credit Union Administration Guaranteed Notes
Series 2010-R3 1A
0.998%, 12/8/20(l)	7,048,582	7,081,897
Series 2010-R3 2A
0.998%, 12/8/20(l)	770,422	774,214
Series 2011-R4 1A
0.818%, 3/6/20(l)	555,630	555,131

		130,748,891

Foreign Governments (0.4%)
Federative Republic of Brazil
6.000%, 1/17/17	2,355,000	2,426,828
8.000%, 1/15/18(b)	85,333	90,581
5.875%, 1/15/19	305,000	329,400
Province of Nova Scotia
5.125%, 1/26/17	92,000	95,122
Province of Ontario
4.950%, 11/28/16	184,000	188,583
Republic of Italy
5.250%, 9/20/16	399,000	406,596
Republic of Korea
7.125%, 4/16/19	154,000	179,183
Republic of Panama
5.200%, 1/30/20	462,000	509,355
Republic of South Africa
5.875%, 5/30/22	215,000	233,490
State of Israel
5.125%, 3/26/19	138,000	151,869
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	95,514
United Mexican States
5.625%, 1/15/17	338,000	348,647
5.950%, 3/19/19	307,000	342,305

		5,397,473

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	21,767
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794%, 8/15/46	55,000	66,943
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	61,000	79,052
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	31,000	35,840
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	123,000	157,684

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	$38,000	$43,094
6.395%, 1/1/40	21,000	27,683
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	11,000	15,079
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	38,000	50,174
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	92,000	113,774
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	46,000	54,298
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	77,000	97,257
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	61,000	68,552
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	44,373
6.750%, 8/1/49	61,000	91,808
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	31,000	38,015
5.750%, 7/1/34	77,000	96,456
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	46,000	60,949
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	31,000	41,641
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	47,320
7.055%, 4/1/57	61,000	71,875
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	54,561
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	23,000	31,266
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	31,000	40,780
6.648%, 11/15/39	31,000	41,736
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	89,000	125,273
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	34,172
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	88,000	127,846
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	61,000	72,450
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	69,000	87,212
5.561%, 12/1/49	92,000	117,578
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	31,000	39,705
6.918%, 4/1/40	31,000	43,932
7.043%, 4/1/50	61,000	90,334
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	92,000	129,787
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	61,000	89,789
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	31,000	35,242
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	31,000	38,092
5.600%, 3/15/40	31,000	39,395
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	18,000	22,465
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	61,000	77,668
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	31,000	36,993

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.140%, 8/1/40	$31,000	$38,496

		2,738,406

Supranational (0.2%)
Asian Development Bank
5.500%, 6/27/16	307,000	310,313
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	158,697
8.125%, 6/4/19	46,000	54,625
European Investment Bank
4.875%, 1/17/17	1,379,000	1,422,696
5.125%, 5/30/17	399,000	418,612
Inter-American Development Bank
5.125%, 9/13/16	107,000	108,986
3.875%, 2/14/20	307,000	336,040
International Bank for Reconstruction & Development
5.000%, 4/1/16	959,000	958,997

		3,768,966

U.S. Government Agencies (2.8%)
Federal Home Loan Bank
4.750%, 12/16/16	154,000	158,504
4.875%, 5/17/17	461,000	482,686
5.000%, 11/17/17	5,859,000	6,260,677
5.500%, 7/15/36	92,000	127,067
Federal Home Loan Mortgage Corp.
5.500%, 7/18/16	307,000	311,449
1.250%, 5/25/18	16,798,000	16,796,371
Federal National Mortgage Association
2.375%, 4/11/16	14,705,000	14,712,211
5.000%, 2/13/17	307,000	318,237
1.000%, 9/20/17	4,587,000	4,596,769

		43,763,971

U.S. Treasuries (35.7%)
U.S. Treasury Notes
0.500%, 9/30/16	100,000,000	100,035,160
1.000%, 9/30/16	100,000,000	100,277,830
0.500%, 2/28/17	38,000,000	37,959,922
0.500%, 3/31/17	100,000,000	99,878,420
1.000%, 3/31/17	215,000,000	215,775,806

		553,927,138

Total Government Securities		740,344,845

Total Long-Term Debt Securities (65.9%) (Cost $1,025,144,507)		1,023,862,584

SHORT-TERM INVESTMENTS:
Government Securities (29.5%)
Federal Home Loan Bank
0.33%, 7/29/16(o)(p)	70,000,000	69,924,078
0.40%, 8/31/16(o)(p)	70,000,000	69,882,449
0.43%, 9/16/16(o)(p)	65,000,000	64,868,739
U.S. Treasury Bills
0.23%, 7/7/16(p)	255,000,000	254,840,319

Total Government Securities		459,515,585

	Number of Shares	Value (Note 1)
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	69,639,959	69,639,959

Total Short-Term Investments (34.0%) (Cost $528,875,507)		529,155,544

Total Investments (99.9%) (Cost $1,554,020,014)		1,553,018,128
Other Assets Less Liabilities (0.1%)		1,035,253

Net Assets (100%)		$1,554,053,381

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $92,197,649 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At March 31, 2016, the market value of these securities amounted to $31,905,390 or 2.1% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
2 Year U.S. Treasury Notes	861	June-16	$188,337,975	$188,343,750	$5,775

Sales
10 Year U.S. Treasury Notes	45	June-16	$5,868,616	$5,867,578	$1,038
5 Year U.S. Treasury Notes	168	June-16	20,271,753	20,355,563	(83,810)

					$(82,772)

					$(76,997)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$119,274,047	$—	$119,274,047
Non-Agency CMO	—	70,554,449	—	70,554,449
Corporate Bonds
Consumer Discretionary	—	4,161,487	—	4,161,487
Consumer Staples	—	1,569,408	—	1,569,408
Energy	—	9,749,070	—	9,749,070
Financials	—	58,048,420	—	58,048,420
Health Care	—	4,892,844	—	4,892,844
Industrials	—	2,495,212	—	2,495,212
Information Technology	—	802,103	—	802,103
Materials	—	6,556,679	—	6,556,679
Telecommunication Services	—	4,574,015	—	4,574,015
Utilities	—	840,005	—	840,005
Futures	6,813	—	—	6,813
Government Securities
Agency CMO	—	130,748,891	—	130,748,891
Foreign Governments	—	5,397,473	—	5,397,473
Municipal Bonds	—	2,738,406	—	2,738,406
Supranational	—	3,768,966	—	3,768,966
U.S. Government Agencies	—	43,763,971	—	43,763,971
U.S. Treasuries	—	553,927,138	—	553,927,138
Short-Term Investments	69,639,959	459,515,585	—	529,155,544

Total Assets	$69,646,772	$1,483,378,169	$—	$1,553,024,941

Liabilities:
Futures	$(83,810)	$—	$—	$(83,810)

Total Liabilities	$(83,810)	$—	$—	$(83,810)

Total	$69,562,962	$1,483,378,169	$—	$1,552,941,131

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,578,853
Aggregate gross unrealized depreciation	(2,600,192)

Net unrealized depreciation	$(1,021,339)

Federal income tax cost of investments	$1,554,039,467

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.7%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$724,869
Cooper Tire & Rubber Co.	31,400	1,162,428
Cooper-Standard Holding, Inc.*	8,700	625,008
Dana Holding Corp.	81,100	1,142,699
Dorman Products, Inc.*	14,000	761,880
Drew Industries, Inc.	13,600	876,656
Federal-Mogul Holdings Corp.*	3,600	35,568
Gentherm, Inc.*	19,800	823,482
Horizon Global Corp.*	11,800	148,444
Modine Manufacturing Co.*	27,900	307,179
Motorcar Parts of America, Inc.*	9,600	364,608
Standard Motor Products, Inc.	10,800	374,220
Superior Industries International, Inc.	12,200	269,376
Tenneco, Inc.*	30,100	1,550,451
Tower International, Inc.	13,100	356,320

		9,523,188

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	363,690

Distributors (0.2%)
Core-Mark Holding Co., Inc.	13,800	1,125,528
Pool Corp.	23,900	2,096,986
VOXX International Corp.*	6,900	30,843
Weyco Group, Inc.	4,500	119,790

		3,373,147

Diversified Consumer Services (2.2%)
2U, Inc.*	13,100	296,060
American Public Education, Inc.*	5,950	122,748
Apollo Education Group, Inc.*	51,700	424,716
Ascent Capital Group, Inc., Class A*	8,900	131,809
Bright Horizons Family Solutions, Inc.*	251,336	16,281,546
Capella Education Co.	6,550	344,792
Chegg, Inc.*	24,200	107,932
DeVry Education Group, Inc.	34,900	602,723
Grand Canyon Education, Inc.*	360,108	15,391,016
Houghton Mifflin Harcourt Co.*	69,300	1,381,842
K12, Inc.*	16,200	160,218
LifeLock, Inc.*	43,900	529,873
Regis Corp.*	26,110	396,611
Sotheby’s, Inc.	38,700	1,034,451
Strayer Education, Inc.*	5,800	282,750
Universal Technical Institute, Inc.	3,500	15,085

		37,504,172

Hotels, Restaurants & Leisure (5.5%)
Belmond Ltd., Class A*	71,400	677,586
Biglari Holdings, Inc.*	870	323,388
BJ’s Restaurants, Inc.*	11,800	490,526
Bloomin’ Brands, Inc.	68,000	1,147,160
Bob Evans Farms, Inc.	13,000	606,970
Boyd Gaming Corp.*	39,200	809,872
Buffalo Wild Wings, Inc.*	74,828	11,083,523
Caesars Acquisition Co., Class A*	23,900	146,268
Caesars Entertainment Corp.*	11,740	79,832
Carrols Restaurant Group, Inc.*	18,600	268,584
Cheesecake Factory, Inc.	26,700	1,417,503
Churchill Downs, Inc.	7,300	1,079,524
Chuy’s Holdings, Inc.*	8,700	270,309
ClubCorp Holdings, Inc.	24,100	338,364
Cracker Barrel Old Country Store, Inc.	10,000	1,526,700
Dave & Buster’s Entertainment, Inc.*	316,394	12,269,759
Del Frisco’s Restaurant Group, Inc.*	9,700	160,826
Denny’s Corp.*	52,112	539,880
Diamond Resorts International, Inc.*	22,500	546,750
DineEquity, Inc.	11,300	1,055,759
Fiesta Restaurant Group, Inc.*	14,300	468,754
Habit Restaurants, Inc., Class A*	273,101	5,087,872
International Speedway Corp., Class A	21,100	778,801
Interval Leisure Group, Inc.	26,500	382,660
J Alexander’s Holdings, Inc.*	6,582	69,506
Jack in the Box, Inc.	20,500	1,309,335
Krispy Kreme Doughnuts, Inc.*	38,500	600,215
La Quinta Holdings, Inc.*	51,300	641,250
Marcus Corp.	7,400	140,230
Marriott Vacations Worldwide Corp.	16,300	1,100,250
Monarch Casino & Resort, Inc.*	12,700	247,142
Morgans Hotel Group Co.*	10,800	14,904
Norwegian Cruise Line Holdings Ltd.*	226,897	12,545,135
Papa John’s International, Inc.	18,266	989,835
Penn National Gaming, Inc.*	49,900	832,831
Pinnacle Entertainment, Inc.*	31,700	1,112,670
Planet Fitness, Inc., Class A*	2,900	47,096
Popeyes Louisiana Kitchen, Inc.*	12,700	661,162
Red Robin Gourmet Burgers, Inc.*	9,600	618,912
Ruby Tuesday, Inc.*	2,900	15,602
Ruth’s Hospitality Group, Inc.	13,500	248,535
Scientific Games Corp., Class A*	26,200	247,066
SeaWorld Entertainment, Inc.	37,500	789,750
Sonic Corp.	27,700	973,932
Speedway Motorsports, Inc.	5,000	99,150
Texas Roadhouse, Inc.	267,160	11,642,833
Vail Resorts, Inc.	19,800	2,647,260
Wyndham Worldwide Corp.	176,845	13,516,263
Zoe’s Kitchen, Inc.*	10,600	413,294

		93,081,328

Household Durables (1.5%)
Beazer Homes USA, Inc.*	11,200	97,664
CalAtlantic Group, Inc.	41,023	1,370,989
Cavco Industries, Inc.*	4,800	448,608
Ethan Allen Interiors, Inc.	14,900	474,118
Helen of Troy Ltd.*	15,200	1,576,088
Installed Building Products, Inc.*	6,900	183,609
iRobot Corp.*	21,319	752,561
KB Home	55,200	788,256
La-Z-Boy, Inc.	36,000	962,640
Libbey, Inc.	12,000	223,200
Lifetime Brands, Inc.	5,400	81,378
M.D.C. Holdings, Inc.	26,900	674,114
M/I Homes, Inc.*	12,800	238,720
Meritage Homes Corp.*	23,900	871,394
NACCO Industries, Inc., Class A	1,100	63,151
Taylor Morrison Home Corp., Class A*	6,500	91,780
Tempur Sealy International, Inc.*	240,397	14,613,734
TRI Pointe Group, Inc.*	94,175	1,109,381
Universal Electronics, Inc.*	9,500	588,905

		25,210,290

Internet & Catalog Retail (0.8%)
Blue Nile, Inc.	900	23,139
Expedia, Inc.	82,214	8,864,313
FTD Cos., Inc.*	9,760	256,200
HSN, Inc.	19,600	1,025,276
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	908,560
Nutrisystem, Inc.	15,100	315,137
Shutterfly, Inc.*	20,600	955,222

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Wayfair, Inc., Class A*	11,000	$475,420

		12,823,267

Leisure Products (0.1%)
Callaway Golf Co.	47,000	428,640
Marine Products Corp.	27,200	206,448
Nautilus, Inc.*	17,900	345,828
Performance Sports Group Ltd.*	17,200	54,696
Smith & Wesson Holding Corp.*	28,200	750,684
Sturm Ruger & Co., Inc.	12,800	875,264

		2,661,560

Media (1.8%)
AMC Entertainment Holdings, Inc., Class A	13,127	367,425
AMC Networks, Inc., Class A*	207,207	13,456,023
Carmike Cinemas, Inc.*	14,200	426,568
Crown Media Holdings, Inc., Class A*	1,500	7,620
Cumulus Media, Inc., Class A*	45,000	20,894
DreamWorks Animation SKG, Inc., Class A*	41,600	1,037,920
Entercom Communications Corp., Class A*	10,500	111,090
Entravision Communications Corp., Class A	34,000	252,960
EW Scripps Co., Class A	40,165	626,172
Global Eagle Entertainment, Inc.*	16,400	139,728
Gray Television, Inc.*	29,100	341,052
Harte-Hanks, Inc.	2,500	6,325
IMAX Corp.*	168,660	5,243,639
Journal Media Group, Inc.	9,563	114,373
Loral Space & Communications, Inc.*	9,300	326,709
MDC Partners, Inc., Class A	30,150	711,540
Media General, Inc.*	46,600	760,046
Meredith Corp.	20,100	954,750
National CineMedia, Inc.	36,100	549,081
New Media Investment Group, Inc.	26,000	432,640
New York Times Co., Class A	75,400	939,484
Nexstar Broadcasting Group, Inc., Class A	17,900	792,433
Scholastic Corp.	19,500	728,715
Sinclair Broadcast Group, Inc., Class A	36,300	1,116,225
Sizmek, Inc.*	1,000	2,900
Time, Inc.	70,100	1,082,344
World Wrestling Entertainment, Inc., Class A	9,700	171,302

		30,719,958

Multiline Retail (0.1%)
Big Lots, Inc.	29,600	1,340,584
Fred’s, Inc., Class A	19,700	293,727
Tuesday Morning Corp.*	16,100	131,698

		1,766,009

Specialty Retail (5.5%)
Abercrombie & Fitch Co., Class A	38,100	1,201,674
American Eagle Outfitters, Inc.	104,200	1,737,014
America’s Car-Mart, Inc.*	2,100	52,500
Asbury Automotive Group, Inc.*	16,100	963,424
Ascena Retail Group, Inc.*	97,264	1,075,740
Barnes & Noble Education, Inc.*	12,647	123,941
Barnes & Noble, Inc.	24,600	304,056
Buckle, Inc.	20,300	687,561
Burlington Stores, Inc.*	41,300	2,322,712
Caleres, Inc.	29,100	823,239
Cato Corp., Class A	17,800	686,190
Chico’s FAS, Inc.	78,600	1,043,022
Children’s Place, Inc.	13,045	1,088,866
Conn’s, Inc.*	3,700	46,102
Destination XL Group, Inc.*	35,600	184,052
Express, Inc.*	49,200	1,053,372
Finish Line, Inc., Class A	33,700	711,070
Five Below, Inc.*	394,760	16,319,378
Francesca’s Holdings Corp.*	25,600	490,496
Genesco, Inc.*	14,900	1,076,525
Group 1 Automotive, Inc.	12,800	751,232
Guess?, Inc.	39,000	732,030
Haverty Furniture Cos., Inc.	5,300	112,148
Hibbett Sports, Inc.*	11,848	425,343
Lithia Motors, Inc., Class A	144,110	12,585,126
MarineMax, Inc.*	9,700	188,859
Mattress Firm Holding Corp.*	11,200	474,768
Monro Muffler Brake, Inc.	18,650	1,332,915
Outerwall, Inc.	13,850	512,312
Pier 1 Imports, Inc.	69,800	489,298
Rent-A-Center, Inc.	32,800	519,880
Restoration Hardware Holdings, Inc.*	18,600	779,340
Select Comfort Corp.*	467,894	9,072,465
Shoe Carnival, Inc.	3,450	93,012
Sonic Automotive, Inc., Class A	27,100	500,808
Stage Stores, Inc.	13,700	110,422
Stein Mart, Inc.	1,300	9,529
Tailored Brands, Inc.	28,000	501,200
Tilly’s, Inc., Class A*	3,200	21,408
Tractor Supply Co.	154,498	13,975,889
Ulta Salon Cosmetics & Fragrance, Inc.*	84,612	16,392,729
Vitamin Shoppe, Inc.*	22,900	708,984
West Marine, Inc.*	10,300	93,627
Zumiez, Inc.*	8,056	160,476

		92,534,734

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	16,000	961,440
Crocs, Inc.*	44,800	430,976
Deckers Outdoor Corp.*	19,000	1,138,290
G-III Apparel Group Ltd.*	24,000	1,173,360
Iconix Brand Group, Inc.*	13,300	107,065
Movado Group, Inc.	8,400	231,252
Oxford Industries, Inc.	7,600	510,948
Steven Madden Ltd.*	29,262	1,083,864
Tumi Holdings, Inc.*	34,600	927,972
Wolverine World Wide, Inc.	63,300	1,165,986

		7,731,153

Total Consumer Discretionary		317,292,496

Consumer Staples (2.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,900	906,843
Coca-Cola Bottling Co. Consolidated	2,600	415,376
National Beverage Corp.*	4,800	203,136

		1,525,355

Food & Staples Retailing (0.5%)
Andersons, Inc.	17,700	555,957
Casey’s General Stores, Inc.	21,150	2,396,718
Fresh Market, Inc.*	27,200	776,016
Ingles Markets, Inc., Class A	7,800	292,500
PriceSmart, Inc.	12,700	1,074,166
SpartanNash Co.	19,320	585,589
SUPERVALU, Inc.*	127,700	735,552
United Natural Foods, Inc.*	31,300	1,261,390
Village Super Market, Inc., Class A	2,800	67,648
Weis Markets, Inc.	5,900	265,854

		8,011,390

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.4%)
Alico, Inc.	400	$11,044
B&G Foods, Inc.	36,100	1,256,641
Blue Buffalo Pet Products, Inc.*	288,887	7,412,840
Calavo Growers, Inc.	8,400	479,304
Cal-Maine Foods, Inc.	18,200	944,762
Darling Ingredients, Inc.*	91,022	1,198,760
Dean Foods Co.	59,400	1,028,808
Farmer Brothers Co.*	732	20,401
Fresh Del Monte Produce, Inc.	17,800	748,846
J&J Snack Foods Corp.	8,600	931,208
John B. Sanfilippo & Son, Inc.	4,400	303,996
Lancaster Colony Corp.	10,100	1,116,757
Landec Corp.*	3,300	34,650
Limoneira Co.	900	13,680
Omega Protein Corp.*	5,200	88,088
Post Holdings, Inc.*	33,500	2,303,795
Sanderson Farms, Inc.	12,200	1,100,196
Seaboard Corp.*	200	600,602
Seneca Foods Corp., Class A*	1,400	48,636
Snyder’s-Lance, Inc.	38,303	1,205,778
Tootsie Roll Industries, Inc.	10,062	351,569
TreeHouse Foods, Inc.*	29,870	2,591,223

		23,791,584

Household Products (0.1%)
Central Garden & Pet Co., Class A*	23,000	374,670
HRG Group, Inc.*	52,800	735,504
WD-40 Co.	7,800	842,478

		1,952,652

Personal Products (0.1%)
Elizabeth Arden, Inc.*	5,600	45,864
Inter Parfums, Inc.	7,600	234,840
Nature’s Sunshine Products, Inc.	10,800	103,680
Nutraceutical International Corp.*	11,000	267,850
Synutra International, Inc.*	15,493	77,000
USANA Health Sciences, Inc.*	3,700	449,254

		1,178,488

Tobacco (0.1%)
Universal Corp.	12,000	681,720
Vector Group Ltd.	50,019	1,142,434

		1,824,154

Total Consumer Staples		38,283,623

Energy (2.3%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	38,400	307,200
Atwood Oceanics, Inc.	35,400	324,618
Basic Energy Services, Inc.*	19,500	53,820
Bristow Group, Inc.	20,501	387,879
C&J Energy Services Ltd.*	15,100	21,291
CARBO Ceramics, Inc.	14,300	203,060
Era Group, Inc.*	11,000	103,180
Exterran Corp.*	19,200	296,832
Fairmount Santrol Holdings, Inc.*	12,800	32,128
FMC Technologies, Inc.*	45,830	1,253,909
Forum Energy Technologies, Inc.*	37,900	500,280
Geospace Technologies Corp.*	9,700	119,698
Gulfmark Offshore, Inc., Class A*	20,900	128,953
Helix Energy Solutions Group, Inc.*	75,800	424,480
ION Geophysical Corp.*	4,626	37,378
Key Energy Services, Inc.*	117,400	43,368
Matrix Service Co.*	13,300	235,410
McDermott International, Inc.*	150,900	617,181
Natural Gas Services Group, Inc.*	7,600	164,388
Newpark Resources, Inc.*	56,300	243,216
North Atlantic Drilling Ltd.*	4,898	13,420
Oceaneering International, Inc.	207,342	6,892,048
Oil States International, Inc.*	28,300	892,016
Parker Drilling Co.*	77,700	164,724
PHI, Inc. (Non-Voting)*	10,200	192,678
Pioneer Energy Services Corp.*	38,100	83,820
RigNet, Inc.*	8,200	112,176
SEACOR Holdings, Inc.*	10,000	544,500
Tesco Corp.	20,100	173,061
TETRA Technologies, Inc.*	42,200	267,970
Tidewater, Inc.	25,800	176,214
U.S. Silica Holdings, Inc.	34,200	777,024
Unit Corp.*	27,600	243,156

		16,031,076

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	45,200	45,652
Alon USA Energy, Inc.	17,100	176,472
Approach Resources, Inc.*	22,500	26,100
Bill Barrett Corp.*	33,000	205,260
Bonanza Creek Energy, Inc.*	20,400	32,436
Callon Petroleum Co.*	35,900	317,715
Carrizo Oil & Gas, Inc.*	30,800	952,336
Clayton Williams Energy, Inc.*	5,900	52,628
Clean Energy Fuels Corp.*	30,000	87,900
Cloud Peak Energy, Inc.*	43,706	85,227
Concho Resources, Inc.*	74,944	7,572,342
Contango Oil & Gas Co.*	10,279	121,189
Delek U.S. Holdings, Inc.	37,700	574,548
DHT Holdings, Inc.	55,300	318,528
Dorian LPG Ltd.*	4,000	37,600
Eclipse Resources Corp.*	48,298	69,549
Energy XXI Ltd.	70,151	43,697
Erin Energy Corp.*	9,900	18,612
EXCO Resources, Inc.*	98,100	97,031
Frontline Ltd.	25,060	209,752
GasLog Ltd.	21,300	207,462
Green Plains, Inc.	23,700	378,252
Halcon Resources Corp.*	28,276	27,176
Hallador Energy Co.	15,000	68,550
Jones Energy, Inc., Class A*	2,500	8,325
Matador Resources Co.*	42,800	811,488
Navios Maritime Acquisition Corp.	5,600	8,904
Nordic American Tankers Ltd.	41,200	580,508
Northern Oil and Gas, Inc.*	22,500	89,775
Oasis Petroleum, Inc.*	76,300	555,464
Pacific Ethanol, Inc.*	8,200	38,376
Panhandle Oil and Gas, Inc., Class A	7,800	135,018
Par Pacific Holdings, Inc.*	2,000	37,520
Parsley Energy, Inc., Class A*	52,200	1,179,720
PDC Energy, Inc.*	44,620	2,652,659
Peabody Energy Corp.	10,153	23,555
Renewable Energy Group, Inc.*	3,200	30,208
REX American Resources Corp.*	4,000	221,880
Rex Energy Corp.*	27,200	20,898
RSP Permian, Inc.*	29,961	870,067
Sanchez Energy Corp.*	2,300	12,627
Scorpio Tankers, Inc.	96,600	563,178
SemGroup Corp., Class A	25,800	577,920
Ship Finance International Ltd.	37,200	516,708
Stone Energy Corp.*	38,500	30,415
Synergy Resources Corp.*	52,500	407,925
Teekay Tankers Ltd., Class A	41,000	150,470
Triangle Petroleum Corp.*	38,500	20,879
Ultra Petroleum Corp.*	84,000	41,832
W&T Offshore, Inc.*	22,700	49,713
Western Refining, Inc.	39,000	1,134,510

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Westmoreland Coal Co.*	9,000	$64,890

		22,561,446

Total Energy		38,592,522

Financials (17.3%)
Banks (7.0%)
1st Source Corp.	8,935	284,490
American National Bankshares, Inc.	7,400	187,442
Ameris Bancorp	19,400	573,852
Ames National Corp.	10,160	251,562
Arrow Financial Corp.	3,081	81,862
Banc of California, Inc.	19,100	334,250
BancFirst Corp.	1,800	102,654
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	421,912
BancorpSouth, Inc.	57,100	1,216,801
Bank of Marin Bancorp/California	2,590	127,480
Bank of the Ozarks, Inc.	42,720	1,792,958
Banner Corp.	14,900	626,396
BBCN Bancorp, Inc.	42,410	644,208
Berkshire Hills Bancorp, Inc.	14,800	397,972
BNC Bancorp	15,500	327,360
Boston Private Financial Holdings, Inc.	54,810	627,574
Bridge Bancorp, Inc.	3,000	91,410
Brookline Bancorp, Inc.	51,156	563,228
Bryn Mawr Bank Corp.	8,300	213,559
Camden National Corp.	2,050	86,100
Capital Bank Financial Corp., Class A	17,900	552,215
Capital City Bank Group, Inc.	9,100	132,769
Cardinal Financial Corp.	19,550	397,842
Cathay General Bancorp	45,801	1,297,542
CenterState Banks, Inc.	24,900	370,761
Central Pacific Financial Corp.	10,600	230,762
Chemical Financial Corp.	19,500	695,955
Citizens & Northern Corp.	7,100	141,148
City Holding Co.	10,500	501,690
CNB Financial Corp./Pennsylvania	5,640	99,208
CoBiz Financial, Inc.	900	10,638
Columbia Banking System, Inc.	33,110	990,651
Community Bank System, Inc.	21,776	832,061
Community Trust Bancorp, Inc.	8,500	300,220
CommunityOne Bancorp*	7,514	99,786
ConnectOne Bancorp, Inc.	16,400	268,140
Customers Bancorp, Inc.*	14,900	352,087
CVB Financial Corp.	63,600	1,109,820
Eagle Bancorp, Inc.*	17,930	860,640
Enterprise Financial Services Corp.	6,190	167,378
F.N.B. Corp./Pennsylvania	105,800	1,376,458
FCB Financial Holdings, Inc., Class A*	15,300	508,878
Fidelity Southern Corp.	1,300	20,852
First Bancorp, Inc./Maine	2,940	57,359
First Bancorp/North Carolina	8,500	160,225
First BanCorp/Puerto Rico*	42,500	124,100
First Busey Corp.	8,473	173,527
First Citizens BancShares, Inc./North Carolina, Class A	4,200	1,054,494
First Commonwealth Financial Corp.	59,700	528,942
First Community Bancshares, Inc./Virginia	12,300	244,032
First Connecticut Bancorp, Inc./Connecticut	12,100	193,116
First Financial Bancorp	41,460	753,743
First Financial Bankshares, Inc.	35,200	1,041,216
First Financial Corp./Indiana	2,600	88,946
First Interstate BancSystem, Inc., Class A	6,300	177,219
First Merchants Corp.	20,800	490,256
First Midwest Bancorp, Inc./Illinois	50,000	901,000
First NBC Bank Holding Co.*	4,600	94,714
First Republic Bank/California	177,189	11,807,875
FirstMerit Corp.	87,947	1,851,284
Flushing Financial Corp.	20,350	439,967
Fulton Financial Corp.	96,900	1,296,522
German American Bancorp, Inc.	4,400	141,680
Glacier Bancorp, Inc.	41,430	1,053,151
Great Southern Bancorp, Inc.	2,400	89,112
Great Western Bancorp, Inc.	22,700	619,029
Hancock Holding Co.	42,290	970,978
Hanmi Financial Corp.	21,138	465,459
Heartland Financial USA, Inc.	9,755	300,356
Heritage Financial Corp./Washington	17,866	313,906
Hilltop Holdings, Inc.*	45,799	864,685
Home BancShares, Inc./Arkansas	31,894	1,306,059
IBERIABANK Corp.	95,865	4,914,999
Independent Bank Corp./Massachusetts	13,600	625,056
Independent Bank Group, Inc.	800	21,920
International Bancshares Corp.	28,700	707,742
Investors Bancorp, Inc.	191,172	2,225,242
Lakeland Bancorp, Inc.	10,810	109,721
Lakeland Financial Corp.	10,570	483,895
LegacyTexas Financial Group, Inc.	22,130	434,855
MainSource Financial Group, Inc.	400	8,436
MB Financial, Inc.	45,440	1,474,528
Merchants Bancshares, Inc./Vermont	2,900	86,246
National Bank Holdings Corp., Class A	20,300	413,917
National Bankshares, Inc./Virginia	3,100	106,392
National Penn Bancshares, Inc.	73,500	782,040
NBT Bancorp, Inc.	24,195	652,055
Old National Bancorp/Indiana	78,880	961,547
Opus Bank	1,900	64,600
Pacific Continental Corp.	8,700	140,331
Pacific Premier Bancorp, Inc.*	14,300	305,591
Park National Corp.	8,850	796,500
Park Sterling Corp.	400	2,668
Penns Woods Bancorp, Inc.	340	13,104
Peoples Bancorp, Inc./Ohio	7,500	146,550
Pinnacle Financial Partners, Inc.	21,281	1,044,046
PrivateBancorp, Inc.	43,518	1,679,795
Prosperity Bancshares, Inc.	37,350	1,732,667
Renasant Corp.	21,900	720,729
Republic Bancorp, Inc./Kentucky, Class A	4,800	123,984
S&T Bancorp, Inc.	19,961	514,195
Sandy Spring Bancorp, Inc.	15,910	442,775
Seacoast Banking Corp. of Florida*	1,000	15,790
ServisFirst Bancshares, Inc.	12,200	541,680
Sierra Bancorp	3,300	59,895
Signature Bank/New York*	105,140	14,311,657
Simmons First National Corp., Class A	16,320	735,542
South State Corp.	13,240	850,405
Southside Bancshares, Inc.	11,925	310,885
State Bank Financial Corp.	22,700	448,552
Sterling Bancorp/Delaware	65,474	1,043,001
Stock Yards Bancorp, Inc.	8,100	312,093
SVB Financial Group*	119,004	12,144,358
Talmer Bancorp, Inc., Class A	30,000	542,700
Texas Capital Bancshares, Inc.*	24,450	938,391
Tompkins Financial Corp.	10,451	668,864

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Towne Bank/Virginia	25,445	$488,290
TriCo Bancshares	9,900	250,668
Trustmark Corp.	42,820	986,145
UMB Financial Corp.	25,060	1,293,848
Umpqua Holdings Corp.	113,173	1,794,924
Union Bankshares Corp.	31,197	768,382
United Bankshares, Inc./West Virginia	37,052	1,359,808
United Community Banks, Inc./Georgia	26,500	489,455
Univest Corp. of Pennsylvania	3,847	75,055
Valley National Bancorp	129,447	1,234,924
Washington Trust Bancorp, Inc.	10,800	403,056
Webster Financial Corp.	47,900	1,719,610
WesBanco, Inc.	21,531	639,686
West Bancorp, Inc.	6,100	111,203
Westamerica Bancorp	13,500	657,585
Western Alliance Bancorp*	42,700	1,425,326
Wilshire Bancorp, Inc.	54,700	563,410
Wintrust Financial Corp.	28,270	1,253,492
Yadkin Financial Corp.	22,500	532,575

		118,580,904

Capital Markets (2.3%)
Actua Corp.*	19,750	178,737
Affiliated Managers Group, Inc.*	70,975	11,526,340
Arlington Asset Investment Corp., Class A	3,700	46,361
Associated Capital Group, Inc., Class A*	3,630	101,713
BGC Partners, Inc., Class A	110,740	1,002,197
Calamos Asset Management, Inc., Class A	1,000	8,490
Cohen & Steers, Inc.	11,366	442,365
Diamond Hill Investment Group, Inc.	1,600	283,776
Evercore Partners, Inc., Class A	22,200	1,148,850
Financial Engines, Inc.	28,400	892,612
GAMCO Investors, Inc., Class A	3,230	119,704
Greenhill & Co., Inc.	22,600	501,720
HFF, Inc., Class A	21,500	591,895
Houlihan Lokey, Inc.	2,900	72,210
INTL FCStone, Inc.*	7,300	195,129
Investment Technology Group, Inc.	20,000	442,000
Janus Capital Group, Inc.	88,300	1,291,829
KCG Holdings, Inc., Class A*	15,471	184,878
Ladenburg Thalmann Financial Services, Inc.*	1,800	4,500
Lazard Ltd., Class A	301,124	11,683,611
Moelis & Co., Class A	6,800	191,964
OM Asset Management plc	4,900	65,415
Piper Jaffray Cos.*	8,000	396,480
Pzena Investment Management, Inc., Class A	400	3,020
Safeguard Scientifics, Inc.*	1,630	21,598
Stifel Financial Corp.*	221,888	6,567,885
Virtu Financial, Inc., Class A	7,900	174,669
Virtus Investment Partners, Inc.	4,795	374,537
Walter Investment Management Corp.*	13,400	102,376
Westwood Holdings Group, Inc.	200	11,730
WisdomTree Investments, Inc.	72,600	829,818

		39,458,409

Consumer Finance (0.2%)
Cash America International, Inc.	13,220	510,821
Encore Capital Group, Inc.*	17,050	438,867
EZCORP, Inc., Class A*	15,700	46,629
First Cash Financial Services, Inc.	15,500	713,930
Green Dot Corp., Class A*	25,200	578,844
Nelnet, Inc., Class A	16,850	663,385
PRA Group, Inc.*	26,460	777,659
World Acceptance Corp.*	1,420	53,846

		3,783,981

Diversified Financial Services (0.2%)
FNFV Group*	43,900	476,315
MarketAxess Holdings, Inc.	20,300	2,534,049
Marlin Business Services Corp.	11,200	160,272
NewStar Financial, Inc.*	9,000	78,750
On Deck Capital, Inc.*	4,900	38,171
PICO Holdings, Inc.*	8,100	82,863

		3,370,420

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	513,500
American Equity Investment Life Holding Co.	47,380	795,984
AMERISAFE, Inc.	11,990	629,955
Argo Group International Holdings Ltd.	17,369	996,807
Baldwin & Lyons, Inc., Class B	3,187	78,432
Citizens, Inc./Texas*	21,900	158,556
CNO Financial Group, Inc.	105,000	1,881,600
Donegal Group, Inc., Class A	6,600	94,908
EMC Insurance Group, Inc.	400	10,260
Employers Holdings, Inc.	18,300	514,962
Enstar Group Ltd.*	4,750	772,255
FBL Financial Group, Inc., Class A	5,300	326,056
Fidelity & Guaranty Life	1,500	39,360
First American Financial Corp.	59,400	2,263,734
Global Indemnity plc*	7,350	228,806
Greenlight Capital Reinsurance Ltd., Class A*	20,316	442,686
Hallmark Financial Services, Inc.*	12,600	144,900
Heritage Insurance Holdings, Inc.	13,500	215,595
Horace Mann Educators Corp.	24,910	789,398
Independence Holding Co.	7,484	119,145
Infinity Property & Casualty Corp.	6,000	483,000
James River Group Holdings Ltd.	2,300	74,198
Kemper Corp.	29,500	872,315
Maiden Holdings Ltd.	34,930	451,994
MBIA, Inc.*	85,600	757,560
National General Holdings Corp.	22,600	487,934
National Interstate Corp.	3,100	92,752
National Western Life Group, Inc., Class A	1,030	237,549
Navigators Group, Inc.*	7,600	637,412
OneBeacon Insurance Group Ltd., Class A	7,000	89,110
Primerica, Inc.	27,900	1,242,387
RLI Corp.	22,500	1,504,350
Safety Insurance Group, Inc.	8,350	476,451
Selective Insurance Group, Inc.	30,340	1,110,747
State Auto Financial Corp.	7,100	156,626
Stewart Information Services Corp.	12,600	457,128
Third Point Reinsurance Ltd.*	36,100	410,457
United Fire Group, Inc.	15,100	661,682
Universal Insurance Holdings, Inc.	19,000	338,200

		21,558,751

Real Estate Investment Trusts (REITs) (5.1%)
Acadia Realty Trust (REIT)	38,586	1,355,526
AG Mortgage Investment Trust, Inc. (REIT)	14,400	188,208
Agree Realty Corp. (REIT)	9,600	369,312
Alexander’s, Inc. (REIT)	1,600	608,880
Altisource Residential Corp. (REIT)	38,700	464,400
American Assets Trust, Inc. (REIT)	23,296	929,976

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
American Capital Mortgage Investment Corp. (REIT)	26,845	$394,085
Anworth Mortgage Asset Corp. (REIT)	6,800	31,688
Apollo Commercial Real Estate Finance, Inc. (REIT)	30,460	496,498
Apollo Residential Mortgage, Inc. (REIT)	200	2,684
ARMOUR Residential REIT, Inc. (REIT)	20,916	450,321
Ashford Hospitality Prime, Inc. (REIT)	1,455	16,980
Ashford Hospitality Trust, Inc. (REIT)	35,550	226,809
Capstead Mortgage Corp. (REIT)	50,010	494,599
CareTrust REIT, Inc. (REIT)	26,200	332,740
CatchMark Timber Trust, Inc. (REIT), Class A	1,100	11,913
Cedar Realty Trust, Inc. (REIT)	46,200	334,026
Chatham Lodging Trust (REIT)	22,400	480,032
Chesapeake Lodging Trust (REIT)	30,620	810,205
Colony Capital, Inc. (REIT), Class A	62,734	1,052,049
Colony Starwood Homes (REIT)	20,900	517,275
CoreSite Realty Corp. (REIT)	12,800	896,128
Cousins Properties, Inc. (REIT)	137,392	1,426,129
CubeSmart (REIT)	88,650	2,952,045
CyrusOne, Inc. (REIT)	36,300	1,657,095
CYS Investments, Inc. (REIT)	93,937	764,647
DCT Industrial Trust, Inc. (REIT)	46,600	1,839,302
DiamondRock Hospitality Co. (REIT)	119,208	1,206,385
DuPont Fabros Technology, Inc. (REIT)	38,110	1,544,598
EastGroup Properties, Inc. (REIT)	17,180	1,037,157
Education Realty Trust, Inc. (REIT)	33,033	1,374,173
EPR Properties (REIT)	29,778	1,983,810
Equity One, Inc. (REIT)	38,700	1,109,142
FelCor Lodging Trust, Inc. (REIT)	88,640	719,757
First Industrial Realty Trust, Inc. (REIT)	60,700	1,380,318
First Potomac Realty Trust (REIT)	34,657	313,992
Franklin Street Properties Corp. (REIT)	65,080	690,499
Geo Group, Inc. (REIT)	43,381	1,504,019
Getty Realty Corp. (REIT)	7,064	140,079
Gladstone Commercial Corp. (REIT)	1,600	26,208
Government Properties Income Trust (REIT)	39,550	705,968
Gramercy Property Trust (REIT)	229,658	1,940,610
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	17,800	342,116
Hatteras Financial Corp. (REIT)	61,300	876,590
Healthcare Realty Trust, Inc. (REIT)	54,500	1,683,505
Hersha Hospitality Trust (REIT)	33,432	713,439
Highwoods Properties, Inc. (REIT)	53,800	2,572,178
Hudson Pacific Properties, Inc. (REIT)	41,700	1,205,964
InfraREIT, Inc. (REIT)	877	14,953
Invesco Mortgage Capital, Inc. (REIT)	82,055	999,430
Investors Real Estate Trust (REIT)	55,920	405,979
iStar, Inc. (REIT)*	45,200	436,632
Kite Realty Group Trust (REIT)	45,782	1,268,619
Ladder Capital Corp. (REIT)	23,927	297,891
LaSalle Hotel Properties (REIT)	65,950	1,669,195
Lexington Realty Trust (REIT)	130,645	1,123,547
LTC Properties, Inc. (REIT)	21,800	986,232
Mack-Cali Realty Corp. (REIT)	56,300	1,323,050
Medical Properties Trust, Inc. (REIT)	124,032	1,609,935
Monmouth Real Estate Investment Corp. (REIT)	33,113	393,714
Monogram Residential Trust, Inc. (REIT)	91,300	900,218
National Health Investors, Inc. (REIT)	20,200	1,343,704
New Residential Investment Corp. (REIT)	126,292	1,468,776
New Senior Investment Group, Inc. (REIT)	36,400	374,920
New York Mortgage Trust, Inc. (REIT)	51,800	245,532
New York REIT, Inc. (REIT)	86,600	874,660
One Liberty Properties, Inc. (REIT)	4,800	107,568
Parkway Properties, Inc. (REIT)	50,158	785,474
Pebblebrook Hotel Trust (REIT)	45,428	1,320,592
Pennsylvania Real Estate Investment Trust (REIT)	36,260	792,281
PennyMac Mortgage Investment Trust (REIT)	46,763	637,847
Physicians Realty Trust (REIT)	56,700	1,053,486
Potlatch Corp. (REIT)	28,600	900,900
PS Business Parks, Inc. (REIT)	10,220	1,027,212
QTS Realty Trust, Inc. (REIT), Class A	13,200	625,416
RAIT Financial Trust (REIT)	27,300	85,722
Ramco-Gershenson Properties Trust (REIT)	48,260	870,128
Redwood Trust, Inc. (REIT)	61,900	809,652
Resource Capital Corp. (REIT)	16,987	191,104
Retail Opportunity Investments Corp. (REIT)	51,500	1,036,180
Rexford Industrial Realty, Inc. (REIT)	28,700	521,192
RLJ Lodging Trust (REIT)	79,700	1,823,536
Rouse Properties, Inc. (REIT)	23,600	433,768
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,226,048
Sabra Health Care REIT, Inc. (REIT)	33,000	662,970
Saul Centers, Inc. (REIT)	5,300	281,006
Select Income REIT (REIT)	34,400	792,920
Silver Bay Realty Trust Corp. (REIT)	24,422	362,667
Sovran Self Storage, Inc. (REIT)	20,520	2,420,334
STAG Industrial, Inc. (REIT)	30,200	614,872
STORE Capital Corp. (REIT)	19,031	492,522
Summit Hotel Properties, Inc. (REIT)	47,700	570,969
Sun Communities, Inc. (REIT)	26,840	1,922,012
Sunstone Hotel Investors, Inc. (REIT)	108,914	1,524,796
Terreno Realty Corp. (REIT)	21,100	494,795
United Development Funding IV (REIT)†	16,700	45,424
Universal Health Realty Income Trust (REIT)	7,650	430,313
Urban Edge Properties (REIT)	48,700	1,258,408
Urstadt Biddle Properties, Inc. (REIT), Class A	15,170	317,812
Washington Real Estate Investment Trust (REIT)	37,000	1,080,770
Western Asset Mortgage Capital Corp. (REIT)	2,900	29,145
Xenia Hotels & Resorts, Inc. (REIT)	61,200	955,944

		86,416,831

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	31,100	1,140,748

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Altisource Asset Management Corp.*	600	$7,080
AV Homes, Inc.*	6,200	70,432
FRP Holdings, Inc.*	2,200	78,320
Kennedy-Wilson Holdings, Inc.	50,900	1,114,710
Marcus & Millichap, Inc.*	3,800	96,482
RE/MAX Holdings, Inc., Class A	1,000	34,300
RMR Group, Inc., Class A*	1,035	25,885
St. Joe Co.*	40,200	689,430
Tejon Ranch Co.*	3,100	63,767

		3,321,154

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	57,300	907,632
Bank Mutual Corp.	18,100	137,017
BankFinancial Corp.	12,400	146,568
Beneficial Bancorp, Inc.*	45,376	621,197
BofI Holding, Inc.*	34,800	742,632
Capitol Federal Financial, Inc.	77,100	1,022,346
Charter Financial Corp./Maryland	18,076	244,026
Dime Community Bancshares, Inc.	9,700	170,914
Essent Group Ltd.*	26,500	551,200
EverBank Financial Corp.	58,200	878,238
Flagstar Bancorp, Inc.*	4,300	92,278
HomeStreet, Inc.*	11,000	228,910
Kearny Financial Corp.	51,279	633,296
LendingTree, Inc.*	3,300	322,674
Meridian Bancorp, Inc.	30,100	418,992
MGIC Investment Corp.*	202,451	1,552,799
Nationstar Mortgage Holdings, Inc.*	7,400	73,260
NMI Holdings, Inc., Class A*	15,900	80,295
Northfield Bancorp, Inc.	24,658	405,378
Northwest Bancshares, Inc.	51,790	699,683
Ocwen Financial Corp.*	4,600	11,362
Oritani Financial Corp.	23,094	391,905
PHH Corp.*	38,200	479,028
Provident Financial Services, Inc.	43,000	868,170
Radian Group, Inc.	110,666	1,372,258
Territorial Bancorp, Inc.	3,900	101,634
TrustCo Bank Corp.	66,200	401,172
United Financial Bancorp, Inc.	26,345	331,684
Walker & Dunlop, Inc.*	14,500	351,915
Washington Federal, Inc.	51,500	1,166,475
WSFS Financial Corp.	16,400	533,328

		15,938,266

Total Financials		292,428,716

Health Care (15.4%)
Biotechnology (3.0%)
ACADIA Pharmaceuticals, Inc.*	43,700	1,221,852
Acceleron Pharma, Inc.*	10,500	277,095
Achillion Pharmaceuticals, Inc.*	57,900	446,988
Acorda Therapeutics, Inc.*	28,100	743,245
Aduro Biotech, Inc.*	8,200	105,042
Advaxis, Inc.*	16,600	149,898
Aegerion Pharmaceuticals, Inc.*	21,300	78,810
Agenus, Inc.*	41,900	174,304
Alder Biopharmaceuticals, Inc.*	169,411	4,148,875
AMAG Pharmaceuticals, Inc.*	19,553	457,540
Amicus Therapeutics, Inc.*	63,500	536,575
Anacor Pharmaceuticals, Inc.*	75,800	4,051,510
Anthera Pharmaceuticals, Inc.*	6,700	24,254
Arena Pharmaceuticals, Inc.*	168,800	332,536
ARIAD Pharmaceuticals, Inc.*	104,700	669,033
Array BioPharma, Inc.*	92,500	272,875
Arrowhead Research Corp.*	33,000	159,060
Atara Biotherapeutics, Inc.*	7,900	150,337
Axovant Sciences Ltd.*	4,400	50,512
Bellicum Pharmaceuticals, Inc.*	2,200	20,570
BioCryst Pharmaceuticals, Inc.*	44,500	125,935
BioTime, Inc.*	27,600	79,212
Blueprint Medicines Corp.*	2,000	36,100
Cara Therapeutics, Inc.*	3,100	19,282
Celldex Therapeutics, Inc.*	60,800	229,824
Cepheid, Inc.*	43,500	1,451,160
Chimerix, Inc.*	22,700	115,997
Clovis Oncology, Inc.*	15,700	301,440
Coherus Biosciences, Inc.*	12,900	273,867
CTI BioPharma Corp.*	41,200	21,894
DBV Technologies S.A. (ADR)*	71,956	2,342,168
Dynavax Technologies Corp.*	21,060	405,194
Eagle Pharmaceuticals, Inc.*	4,700	190,350
Emergent BioSolutions, Inc.*	18,700	679,745
Enanta Pharmaceuticals, Inc.*	8,800	258,456
Epizyme, Inc.*	15,900	192,708
Esperion Therapeutics, Inc.*	7,200	121,752
Exact Sciences Corp.*	55,100	371,374
Exelixis, Inc.*	142,700	570,800
FibroGen, Inc.*	26,200	557,798
Five Prime Therapeutics, Inc.*	11,400	463,182
Foundation Medicine, Inc.*	8,200	149,076
Genomic Health, Inc.*	8,400	208,068
Geron Corp.*	95,100	277,692
Halozyme Therapeutics, Inc.*	59,200	560,624
Heron Therapeutics, Inc.*	13,500	256,365
ImmunoGen, Inc.*	47,200	402,144
Immunomedics, Inc.*	48,800	122,000
Infinity Pharmaceuticals, Inc.*	34,600	182,342
Inovio Pharmaceuticals, Inc.*	38,200	332,722
Insmed, Inc.*	35,400	448,518
Insys Therapeutics, Inc.*	14,400	230,256
Ironwood Pharmaceuticals, Inc.*	72,800	796,432
Karyopharm Therapeutics, Inc.*	3,800	33,896
Keryx Biopharmaceuticals, Inc.*	61,400	286,738
Kite Pharma, Inc.*	15,800	725,378
Lexicon Pharmaceuticals, Inc.*	32,042	382,902
Ligand Pharmaceuticals, Inc.*	9,250	990,583
MacroGenics, Inc.*	17,300	324,375
MannKind Corp.*	144,855	233,217
Merrimack Pharmaceuticals, Inc.*	65,700	549,909
MiMedx Group, Inc.*	60,900	532,266
Momenta Pharmaceuticals, Inc.*	33,100	305,844
Myriad Genetics, Inc.*	38,100	1,426,083
Neurocrine Biosciences, Inc.*	49,300	1,949,815
NewLink Genetics Corp.*	14,000	254,800
Northwest Biotherapeutics, Inc.*	10,600	15,476
Novavax, Inc.*	154,100	795,156
Oncocyte Corp.*	650	2,997
OncoMed Pharmaceuticals, Inc.*	600	6,066
Ophthotech Corp.*	13,000	549,510
Osiris Therapeutics, Inc.*	27,300	155,883
OvaScience, Inc.*	12,900	122,421
PDL BioPharma, Inc.	101,200	336,996
Portola Pharmaceuticals, Inc.*	23,400	477,360
Progenics Pharmaceuticals, Inc.*	35,400	154,344
Prothena Corp. plc*	16,600	683,256
PTC Therapeutics, Inc.*	18,600	119,784
Radius Health, Inc.*	16,000	503,040
Raptor Pharmaceutical Corp.*	49,500	227,700
Repligen Corp.*	20,900	560,538
Retrophin, Inc.*	16,000	218,560
Rigel Pharmaceuticals, Inc.*	58,400	121,472
Sage Therapeutics, Inc.*	106,068	3,400,540
Sangamo BioSciences, Inc.*	42,200	255,310
Sarepta Therapeutics, Inc.*	23,100	450,912
Sorrento Therapeutics, Inc.*	10,400	55,952

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Spark Therapeutics, Inc.*	4,752	$140,232
Spectrum Pharmaceuticals, Inc.*	32,000	203,520
Synergy Pharmaceuticals, Inc.*	54,900	151,524
TESARO, Inc.*	97,880	4,309,656
TG Therapeutics, Inc.*	19,400	165,288
Threshold Pharmaceuticals, Inc.*	1,900	874
Ultragenyx Pharmaceutical, Inc.*	21,100	1,335,841
Vanda Pharmaceuticals, Inc.*	26,703	223,237
Verastem, Inc.*	7,990	12,624
Xencor, Inc.*	15,600	209,352
XOMA Corp.*	100	77
Zafgen, Inc.*	2,900	19,372
ZIOPHARM Oncology, Inc.*	56,765	421,196

		51,247,260

Health Care Equipment & Supplies (5.4%)
Abaxis, Inc.	14,700	667,233
ABIOMED, Inc.*	22,900	2,171,149
Accuray, Inc.*	28,267	163,383
Align Technology, Inc.*	233,001	16,936,843
Analogic Corp.	8,700	687,387
AngioDynamics, Inc.*	11,800	145,022
Anika Therapeutics, Inc.*	8,000	357,760
Antares Pharma, Inc.*	64,900	56,469
AtriCure, Inc.*	16,400	276,012
Atrion Corp.	1,300	513,968
Cantel Medical Corp.	18,275	1,304,104
Cardiovascular Systems, Inc.*	15,100	156,587
Cerus Corp.*	50,100	297,093
CONMED Corp.	18,600	780,084
CryoLife, Inc.	16,300	175,225
Cynosure, Inc., Class A*	11,631	513,160
Dentsply Sirona, Inc.	233,180	14,370,871
DexCom, Inc.*	195,036	13,244,895
Endologix, Inc.*	46,600	389,576
Exactech, Inc.*	18,800	380,888
GenMark Diagnostics, Inc.*	26,400	139,128
Globus Medical, Inc., Class A*	39,500	938,125
Greatbatch, Inc.*	15,100	538,164
Haemonetics Corp.*	28,300	989,934
Halyard Health, Inc.*	25,500	732,615
HeartWare International, Inc.*	11,000	345,620
ICU Medical, Inc.*	7,600	791,160
Inogen, Inc.*	8,600	386,828
Insulet Corp.*	30,100	998,116
Integra LifeSciences Holdings Corp.*	14,300	963,248
Invacare Corp.	20,100	264,717
K2M Group Holdings, Inc.*	3,400	50,422
LDR Holding Corp.*	10,300	262,547
LivaNova plc*	23,700	1,279,326
Masimo Corp.*	23,950	1,002,068
Meridian Bioscience, Inc.	26,900	554,409
Merit Medical Systems, Inc.*	32,675	604,161
Natus Medical, Inc.*	16,700	641,781
Neogen Corp.*	20,350	1,024,622
Nevro Corp.*	194,549	10,945,327
Novocure Ltd.*	4,400	63,712
NuVasive, Inc.*	26,800	1,303,820
Nuvectra Corp.*	5,033	27,230
NxStage Medical, Inc.*	43,200	647,568
OraSure Technologies, Inc.*	39,600	286,308
Orthofix International N.V.*	12,500	519,000
Penumbra, Inc.*	57,698	2,654,108
Quidel Corp.*	17,900	308,954
Rockwell Medical, Inc.*	22,500	168,975
RTI Surgical, Inc.*	24,300	97,200
SeaSpine Holdings Corp.*	4,066	59,526
Spectranetics Corp.*	25,300	367,356
STAAR Surgical Co.*	30,600	226,134
STERIS plc	46,486	3,302,830
SurModics, Inc.*	18,600	342,426
Vascular Solutions, Inc.*	15,700	510,721
West Pharmaceutical Services, Inc.	38,400	2,661,888
Wright Medical Group N.V.*	50,345	835,727
Zeltiq Aesthetics, Inc.*	21,800	592,088

		92,015,598

Health Care Providers & Services (4.0%)
AAC Holdings, Inc.*	3,500	69,265
Acadia Healthcare Co., Inc.*	233,731	12,880,915
Aceto Corp.	17,900	421,724
Adeptus Health, Inc., Class A*	2,200	122,188
Air Methods Corp.*	25,900	938,098
Almost Family, Inc.*	5,700	212,268
Amedisys, Inc.*	14,700	710,598
AMN Healthcare Services, Inc.*	24,800	833,528
Amsurg Corp.*	207,676	15,492,630
BioScrip, Inc.*	32,200	68,908
Capital Senior Living Corp.*	17,600	325,952
Chemed Corp.	9,100	1,232,595
CorVel Corp.*	9,300	366,606
Cross Country Healthcare, Inc.*	17,000	197,710
Diplomat Pharmacy, Inc.*	260,952	7,150,085
Ensign Group, Inc.	23,400	529,776
ExamWorks Group, Inc.*	20,300	600,068
Five Star Quality Care, Inc.*	38,800	88,852
Genesis Healthcare, Inc.*	22,090	51,249
HealthEquity, Inc.*	19,900	490,933
HealthSouth Corp.	53,700	2,020,731
Healthways, Inc.*	25,900	261,331
Kindred Healthcare, Inc.	45,681	564,160
Landauer, Inc.	5,833	192,897
LHC Group, Inc.*	9,300	330,708
Magellan Health, Inc.*	16,000	1,086,880
Molina Healthcare, Inc.*	20,050	1,293,025
National HealthCare Corp.	6,100	380,030
Owens & Minor, Inc.#	32,950	1,331,839
PharMerica Corp.*	20,800	459,888
Premier, Inc., Class A*	335,399	11,188,911
Providence Service Corp.*	6,700	342,169
Select Medical Holdings Corp.*	50,019	590,724
Surgical Care Affiliates, Inc.*	11,800	546,104
Team Health Holdings, Inc.*	38,400	1,605,504
Triple-S Management Corp., Class B*	11,900	295,834
U.S. Physical Therapy, Inc.	6,200	308,326
Universal American Corp.	21,200	151,368
WellCare Health Plans, Inc.*	24,100	2,235,275

		67,969,652

Health Care Technology (0.2%)
Castlight Health, Inc., Class B*	9,300	30,969
Computer Programs & Systems, Inc.	6,500	338,780
HealthStream, Inc.*	12,200	269,498
HMS Holdings Corp.*	52,400	751,940
Medidata Solutions, Inc.*	31,600	1,223,236
Omnicell, Inc.*	23,800	663,306
Press Ganey Holdings, Inc.*	4,900	147,392
Quality Systems, Inc.	27,800	423,672

		3,848,793

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.*	14,400	206,928
Affymetrix, Inc.*	40,400	566,004
Albany Molecular Research, Inc.*	14,600	223,234
Cambrex Corp.*	17,900	787,600
Fluidigm Corp.*	18,500	149,295

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ICON plc*	164,926	$12,385,943
INC Research Holdings, Inc., Class A*	7,100	292,591
Luminex Corp.*	28,500	552,900
Pacific Biosciences of California, Inc.*	31,800	270,300
PAREXEL International Corp.*	30,277	1,899,276
PRA Health Sciences, Inc.*	11,400	487,464

		17,821,535

Pharmaceuticals (1.7%)
Aerie Pharmaceuticals, Inc.*	5,600	68,096
Akorn, Inc.*	357,747	8,417,787
Amphastar Pharmaceuticals, Inc.*	4,200	50,400
ANI Pharmaceuticals, Inc.*	3,000	100,980
Aralez Pharmaceuticals, Inc.*	42,700	151,585
Aratana Therapeutics, Inc.*	11,800	65,136
BioDelivery Sciences International, Inc.*	26,500	85,595
Catalent, Inc.*	45,845	1,222,686
Cempra, Inc.*	14,600	255,792
Corcept Therapeutics, Inc.*	31,400	146,952
Depomed, Inc.*	41,700	580,881
Dermira, Inc.*	8,200	169,576
Endocyte, Inc.*	1,500	4,650
GW Pharmaceuticals plc (ADR)*	38,855	2,803,388
Impax Laboratories, Inc.*	39,100	1,251,982
Innoviva, Inc.	52,300	658,457
Intersect ENT, Inc.*	8,400	159,600
Intra-Cellular Therapies, Inc.*	11,900	330,820
Lannett Co., Inc.*	15,000	268,950
Medicines Co.*	149,580	4,752,157
Nektar Therapeutics*	79,800	1,097,250
Omeros Corp.*	20,700	317,538
Orexigen Therapeutics, Inc.*	75,800	42,653
Pacira Pharmaceuticals, Inc.*	21,300	1,128,474
Pernix Therapeutics Holdings, Inc.*	11,468	12,041
Phibro Animal Health Corp., Class A	9,600	259,584
Prestige Brands Holdings, Inc.*	28,700	1,532,293
Relypsa, Inc.*	17,900	242,545
Revance Therapeutics, Inc.*	8,300	144,918
Sagent Pharmaceuticals, Inc.*	13,900	169,163
SciClone Pharmaceuticals, Inc.*	42,600	468,600
Sucampo Pharmaceuticals, Inc., Class A*	22,100	241,553
Supernus Pharmaceuticals, Inc.*	17,600	268,400
Teligent, Inc.*	3,300	16,170
Tetraphase Pharmaceuticals, Inc.*	19,800	91,674
TherapeuticsMD, Inc.*	59,700	382,080
Theravance Biopharma, Inc.*	14,900	280,120
VIVUS, Inc.*	63,800	89,320
XenoPort, Inc.*	30,000	135,300

		28,465,146

Total Health Care		261,367,984

Industrials (16.1%)
Aerospace & Defense (2.2%)
AAR Corp.	24,500	570,115
Aerojet Rocketdyne Holdings, Inc.*	35,500	581,490
Aerovironment, Inc.*	10,300	291,696
Astronics Corp.*	10,800	412,020
Cubic Corp.	12,600	503,496
Curtiss-Wright Corp.	25,000	1,891,750
DigitalGlobe, Inc.*	43,817	758,034
Engility Holdings, Inc.*	5,100	95,676
Esterline Technologies Corp.*	16,800	1,076,376
HEICO Corp.	10,546	634,131
HEICO Corp., Class A	21,900	1,042,440
Hexcel Corp.	324,955	14,203,783
KLX, Inc.*	28,900	928,846
Moog, Inc., Class A*	19,300	881,624
TASER International, Inc.*	30,700	602,641
Teledyne Technologies, Inc.*	20,400	1,798,056
TransDigm Group, Inc.*	50,154	11,050,932

		37,323,106

Air Freight & Logistics (0.9%)
Air Transport Services Group, Inc.*	27,700	426,026
Atlas Air Worldwide Holdings, Inc.*	12,900	545,283
Echo Global Logistics, Inc.*	14,700	399,252
Expeditors International of Washington, Inc.	213,887	10,439,824
Forward Air Corp.	16,700	756,844
Hub Group, Inc., Class A*	20,800	848,432
XPO Logistics, Inc.*	39,237	1,204,576

		14,620,237

Airlines (0.2%)
Allegiant Travel Co.	8,190	1,458,311
Hawaiian Holdings, Inc.*	25,400	1,198,626
SkyWest, Inc.	29,900	597,701
Virgin America, Inc.*	13,800	532,128

		3,786,766

Building Products (1.3%)
AAON, Inc.	20,562	575,736
Advanced Drainage Systems, Inc.	18,400	391,920
American Woodmark Corp.*	7,200	537,048
Apogee Enterprises, Inc.	15,900	697,851
Builders FirstSource, Inc.*	29,100	327,957
Continental Building Products, Inc.*	16,400	304,384
Gibraltar Industries, Inc.*	17,700	506,220
Griffon Corp.	21,700	335,265
Insteel Industries, Inc.	9,600	293,472
Lennox International, Inc.	89,720	12,129,247
Masonite International Corp.*	18,700	1,224,850
Nortek, Inc.*	2,200	106,238
Patrick Industries, Inc.*	6,600	299,574
PGT, Inc.*	7,800	76,752
Quanex Building Products Corp.	25,200	437,472
Simpson Manufacturing Co., Inc.	27,800	1,061,126
Trex Co., Inc.*	16,500	790,845
Universal Forest Products, Inc.	10,700	918,274

		21,014,231

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	36,000	1,163,160
ACCO Brands Corp.*	80,600	723,788
Brady Corp., Class A	26,400	708,576
Brink’s Co.	27,100	910,289
Deluxe Corp.	28,900	1,805,961
Ennis, Inc.	13,500	263,925
Essendant, Inc.	19,190	612,737
G&K Services, Inc., Class A	13,400	981,550
Healthcare Services Group, Inc.	41,900	1,542,339
Herman Miller, Inc.	31,000	957,590
HNI Corp.	27,500	1,077,175
Interface, Inc.	37,800	700,812
Knoll, Inc.	29,700	643,005
Matthews International Corp., Class A	17,344	892,695
McGrath RentCorp	15,500	388,740
Mobile Mini, Inc.	24,600	812,292
MSA Safety, Inc.	18,800	908,980
Multi-Color Corp.	7,100	378,785
NL Industries, Inc.*	7,100	16,046
Steelcase, Inc., Class A	44,100	657,972
Team, Inc.*	15,000	455,700
Tetra Tech, Inc.#	32,400	966,168

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Ecology, Inc.	13,800	$609,408
UniFirst Corp.	9,400	1,025,728
Viad Corp.	11,100	323,676
West Corp.	24,500	559,090

		20,086,187

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	531,468
Comfort Systems USA, Inc.	20,900	663,993
Dycom Industries, Inc.*	18,600	1,202,862
EMCOR Group, Inc.	34,400	1,671,840
Granite Construction, Inc.	20,800	994,240
MasTec, Inc.*	40,300	815,672
MYR Group, Inc.*	10,900	273,699
Primoris Services Corp.	22,900	556,470
Tutor Perini Corp.*	19,700	306,138

		7,016,382

Electrical Equipment (0.9%)
AMETEK, Inc.	196,065	9,799,329
AZZ, Inc.	13,300	752,780
Encore Wire Corp.	12,200	474,946
EnerSys, Inc.	25,200	1,404,144
Franklin Electric Co., Inc.	25,200	810,684
Generac Holdings, Inc.*	36,100	1,344,364
General Cable Corp.	36,000	439,560
Preformed Line Products Co.	698	25,491
Thermon Group Holdings, Inc.*	14,300	251,108
Vicor Corp.*	11,500	120,520

		15,422,926

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	132,794	13,213,003
Raven Industries, Inc.	26,000	416,520

		13,629,523

Machinery (3.6%)
Actuant Corp., Class A	31,200	770,952
Alamo Group, Inc.	5,100	284,121
Albany International Corp., Class A	16,700	627,753
Altra Industrial Motion Corp.	16,800	466,704
Astec Industries, Inc.	11,400	532,038
Barnes Group, Inc.	31,210	1,093,286
Blount International, Inc.*	9,000	89,820
Briggs & Stratton Corp.	23,300	557,336
Chart Industries, Inc.*	16,200	351,864
CIRCOR International, Inc.	10,900	505,651
CLARCOR, Inc.	27,500	1,589,225
Douglas Dynamics, Inc.	11,700	268,047
EnPro Industries, Inc.	12,800	738,304
ESCO Technologies, Inc.	13,600	530,128
Federal Signal Corp.	45,300	600,678
Global Brass & Copper Holdings, Inc.	11,200	279,440
Gorman-Rupp Co.	8,643	224,113
Graham Corp.	800	15,928
Greenbrier Cos., Inc.	17,400	480,936
Harsco Corp.	21,000	114,450
Hillenbrand, Inc.	35,200	1,054,240
Hyster-Yale Materials Handling, Inc.	6,400	426,240
IDEX Corp.	184,455	15,287,630
John Bean Technologies Corp.	18,400	1,037,944
Kadant, Inc.	5,700	257,412
Lincoln Electric Holdings, Inc.	188,885	11,062,995
Lindsay Corp.	8,200	587,202
Lydall, Inc.*	5,900	191,868
Meritor, Inc.*	65,800	530,348
Middleby Corp.*	93,530	9,986,198
Miller Industries, Inc.	5,500	111,540
Mueller Industries, Inc.	31,800	935,556
Mueller Water Products, Inc., Class A	97,400	962,312
Navistar International Corp.*	26,600	333,032
Proto Labs, Inc.*	12,300	948,207
RBC Bearings, Inc.*	13,000	952,380
Rexnord Corp.*	55,800	1,128,276
Standex International Corp.	9,600	746,976
Sun Hydraulics Corp.	12,000	398,280
Tennant Co.	9,200	473,616
TriMas Corp.*	32,000	560,640
Wabash National Corp.*	37,700	497,640
Watts Water Technologies, Inc., Class A	17,792	980,873
Woodward, Inc.	34,300	1,784,286

		61,356,465

Marine (0.8%)
Kirby Corp.*	216,016	13,023,605
Matson, Inc.	23,300	935,961

		13,959,566

Professional Services (1.4%)
Advisory Board Co.*	26,700	861,075
CBIZ, Inc.*	14,300	144,287
CEB, Inc.	17,900	1,158,667
Exponent, Inc.	13,900	709,039
FTI Consulting, Inc.*	22,800	809,628
Heidrick & Struggles International, Inc.	7,600	180,120
Huron Consulting Group, Inc.*	13,569	789,580
ICF International, Inc.*	11,700	402,129
Insperity, Inc.	8,400	434,532
Kelly Services, Inc., Class A	15,600	298,272
Kforce, Inc.	7,800	152,724
Korn/Ferry International	30,100	851,529
Navigant Consulting, Inc.*	23,900	377,859
On Assignment, Inc.*	27,300	1,007,916
Pendrell Corp.*	28,400	15,052
Resources Connection, Inc.	25,200	392,112
Robert Half International, Inc.	247,135	11,511,549
RPX Corp.*	33,700	379,462
TriNet Group, Inc.*	22,600	324,310
TrueBlue, Inc.*	28,300	740,045
WageWorks, Inc.*	22,292	1,128,198

		22,668,085

Road & Rail (1.0%)
ArcBest Corp.	18,600	401,574
Genesee & Wyoming, Inc., Class A*	199,605	12,515,234
Heartland Express, Inc.	37,900	703,045
Knight Transportation, Inc.	36,200	946,630
Saia, Inc.*	14,700	413,805
Swift Transportation Co.*	56,900	1,060,047
Werner Enterprises, Inc.	30,200	820,232

		16,860,567

Trading Companies & Distributors (1.4%)
Aircastle Ltd.	41,700	927,408
Applied Industrial Technologies, Inc.	25,400	1,102,360
Beacon Roofing Supply, Inc.*	26,200	1,074,462
BMC Stock Holdings, Inc.*	19,700	327,414
H&E Equipment Services, Inc.	18,600	326,058
Kaman Corp.	14,300	610,467
MRC Global, Inc.*	56,500	742,410
Rush Enterprises, Inc., Class A*	22,000	401,280
TAL International Group, Inc.*	5,200	80,288
United Rentals, Inc.*	66,441	4,131,966
Univar, Inc.*	22,079	379,317
Watsco, Inc.	101,440	13,668,026

		23,771,456

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	$479,187

Total Industrials		271,994,684

Information Technology (20.6%)
Communications Equipment (2.6%)
ADTRAN, Inc.	26,200	529,764
Bel Fuse, Inc., Class B	250	3,650
Black Box Corp.	4,100	55,227
CalAmp Corp.*	19,000	340,670
Ciena Corp.*	544,510	10,356,580
CommScope Holding Co., Inc.*	281,280	7,853,338
Digi International, Inc.*	7,450	70,254
Finisar Corp.*	355,966	6,492,820
Harris Corp.	84,290	6,562,819
Infinera Corp.*	75,000	1,204,500
InterDigital, Inc.	19,800	1,101,870
Ixia*	32,750	408,065
KVH Industries, Inc.*	9,700	92,635
NETGEAR, Inc.*	17,100	690,327
NetScout Systems, Inc.*	50,400	1,157,688
Oclaro, Inc.*	50,900	274,860
Palo Alto Networks, Inc.*	10,859	1,771,537
Plantronics, Inc.	19,200	752,448
Polycom, Inc.*	87,800	978,970
Ruckus Wireless, Inc.*	30,500	299,205
ShoreTel, Inc.*	34,430	256,159
Sonus Networks, Inc.*	12,800	96,384
Ubiquiti Networks, Inc.*	18,900	628,803
ViaSat, Inc.*	23,400	1,719,432

		43,698,005

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	10,750	109,758
Anixter International, Inc.*	18,200	948,402
AVX Corp.	25,300	318,021
Badger Meter, Inc.	9,500	631,845
Belden, Inc.	22,200	1,362,636
Benchmark Electronics, Inc.*	34,300	790,615
Checkpoint Systems, Inc.*	17,300	175,076
Coherent, Inc.*	12,700	1,167,130
CTS Corp.	21,400	336,836
DTS, Inc.*	8,100	176,418
Electro Rent Corp.	11,800	109,268
ePlus, Inc.*	800	64,408
Fabrinet*	18,800	608,180
FARO Technologies, Inc.*	9,095	292,950
FEI Co.	22,000	1,958,220
GSI Group, Inc.*	6,400	90,624
II-VI, Inc.*	37,100	805,441
Insight Enterprises, Inc.*	21,300	610,032
InvenSense, Inc.*	41,000	344,400
Itron, Inc.*	20,500	855,260
Knowles Corp.*	46,700	615,506
Littelfuse, Inc.	13,200	1,625,052
Mercury Systems, Inc.*	18,600	377,580
Methode Electronics, Inc.	26,100	763,164
MTS Systems Corp.	11,300	687,605
Newport Corp.*	29,600	680,800
OSI Systems, Inc.*	10,500	687,645
Park Electrochemical Corp.	10,700	171,307
Plexus Corp.*	18,395	726,970
QLogic Corp.*	51,500	692,160
Rofin-Sinar Technologies, Inc.*	19,200	618,624
Rogers Corp.*	11,300	676,531
Sanmina Corp.*	50,800	1,187,704
ScanSource, Inc.*	14,000	565,320
SYNNEX Corp.	15,000	1,388,850
Tech Data Corp.*	20,100	1,543,077
Universal Display Corp.*	23,700	1,282,170
VeriFone Systems, Inc.*	230,942	6,521,802
Vishay Intertechnology, Inc.	74,300	907,203
Vishay Precision Group, Inc.*	8,400	117,684

		33,592,274

Internet Software & Services (2.0%)
Alarm.com Holdings, Inc.*	2,600	61,620
Bankrate, Inc.*	35,933	329,506
Benefitfocus, Inc.*	2,300	76,705
Carbonite, Inc.*	5,250	41,842
Cimpress N.V.*	18,000	1,632,420
comScore, Inc.*	29,455	884,828
Cornerstone OnDemand, Inc.*	33,800	1,107,626
CoStar Group, Inc.*	70,641	13,292,517
Cvent, Inc.*	12,800	273,920
Demandware, Inc.*	19,100	746,810
EarthLink Holdings Corp.	58,850	333,680
Endurance International Group Holdings, Inc.*	32,100	338,013
Envestnet, Inc.*	21,600	587,520
Gogo, Inc.*	35,500	390,855
GrubHub, Inc.*	41,200	1,035,356
inContact, Inc.*	39,000	346,710
Internap Corp.*	17,200	46,956
Intralinks Holdings, Inc.*	8,300	65,404
j2 Global, Inc.	27,800	1,711,924
Limelight Networks, Inc.*	35,100	63,531
LogMeIn, Inc.*	14,600	736,716
Marketo, Inc.*	16,300	318,991
Monster Worldwide, Inc.*	53,200	173,432
New Relic, Inc.*	3,900	101,712
NIC, Inc.	45,895	827,487
Pandora Media, Inc.*	513,955	4,599,897
Q2 Holdings, Inc.*	8,200	197,128
Quotient Technology, Inc.*	21,100	223,660
RealNetworks, Inc.*	3,700	15,022
RetailMeNot, Inc.*	800	6,408
Shutterstock, Inc.*	9,700	356,281
SPS Commerce, Inc.*	8,700	373,578
Stamps.com, Inc.*	8,700	924,636
TechTarget, Inc.*	21,300	158,046
TrueCar, Inc.*	1,300	7,267
Web.com Group, Inc.*	30,400	602,528
WebMD Health Corp.*	19,800	1,240,074
Wix.com Ltd.*	2,100	42,567

		34,273,173

IT Services (2.3%)
Acxiom Corp.*	42,600	913,344
Blackhawk Network Holdings, Inc.*	28,495	977,379
CACI International, Inc., Class A*	13,100	1,397,770
Cardtronics, Inc.*	23,500	845,765
Cass Information Systems, Inc.	5,101	267,037
Ciber, Inc.*	22,400	47,264
Convergys Corp.	58,800	1,632,876
CSG Systems International, Inc.	22,600	1,020,616
EPAM Systems, Inc.*	26,800	2,001,156
Euronet Worldwide, Inc.*	27,540	2,040,990
Everi Holdings, Inc.*	18,800	43,052
EVERTEC, Inc.	41,700	582,966
ExlService Holdings, Inc.*	17,500	906,500
Forrester Research, Inc.	5,600	188,216
Heartland Payment Systems, Inc.	20,600	1,989,342
Luxoft Holding, Inc.*	10,100	555,803
ManTech International Corp., Class A	14,700	470,253

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MAXIMUS, Inc.	35,120	$1,848,717
NeuStar, Inc., Class A*	28,800	708,480
Perficient, Inc.*	19,700	427,884
Science Applications International Corp.	26,700	1,424,178
Sykes Enterprises, Inc.*	24,228	731,201
Syntel, Inc.*	16,500	823,845
TeleTech Holdings, Inc.	900	24,984
Travelport Worldwide Ltd.	57,900	790,914
Unisys Corp.*	30,389	233,995
Vantiv, Inc., Class A*	296,640	15,982,963
Virtusa Corp.*	15,800	591,868

		39,469,358

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Energy Industries, Inc.*	24,400	848,876
Advanced Micro Devices, Inc.*	348,700	993,795
Ambarella, Inc.*	17,500	782,250
Amkor Technology, Inc.*	35,800	210,862
Applied Micro Circuits Corp.*	24,400	157,624
Axcelis Technologies, Inc.*	34,400	96,320
Brooks Automation, Inc.	40,700	423,280
Cabot Microelectronics Corp.	17,000	695,470
Cavium, Inc.*	120,853	7,391,369
CEVA, Inc.*	8,900	200,250
Cirrus Logic, Inc.*	36,300	1,321,683
Cohu, Inc.	3,600	42,768
Diodes, Inc.*	21,300	428,130
DSP Group, Inc.*	24,200	220,704
Entegris, Inc.*	83,200	1,133,184
Exar Corp.*	4,550	26,163
Fairchild Semiconductor International, Inc.*	62,100	1,242,000
FormFactor, Inc.*	30,100	218,827
Inphi Corp.*	18,500	616,790
Integrated Device Technology, Inc.*	70,600	1,443,064
Intersil Corp., Class A	76,100	1,017,457
IXYS Corp.	2,650	29,733
Kopin Corp.*	34,550	57,353
Lattice Semiconductor Corp.*	61,900	351,592
MA-COM Technology Solutions Holdings, Inc.*	12,900	564,891
MaxLinear, Inc., Class A*	22,856	422,836
Mellanox Technologies Ltd.*	169,716	9,220,670
Microsemi Corp.*	378,053	14,483,210
MKS Instruments, Inc.	30,800	1,159,620
Monolithic Power Systems, Inc.	22,700	1,444,628
Nanometrics, Inc.*	5,750	91,080
NVE Corp.	1,250	70,663
ON Semiconductor Corp.*	1,082,788	10,383,937
PDF Solutions, Inc.*	11,300	151,194
Photronics, Inc.*	42,400	441,384
Power Integrations, Inc.	20,000	993,200
Rambus, Inc.*	70,500	969,375
Semtech Corp.*	34,500	758,655
Silicon Laboratories, Inc.*	27,600	1,240,896
Synaptics, Inc.*	19,200	1,531,008
Tessera Technologies, Inc.	32,600	1,010,600
Ultratech, Inc.*	14,400	314,496
Veeco Instruments, Inc.*	31,188	607,542

		65,809,429

Software (7.5%)
ACI Worldwide, Inc.*	66,481	1,382,140
American Software, Inc., Class A	22,100	198,900
Aspen Technology, Inc.*	241,852	8,738,113
Atlassian Corp. plc, Class A*	267,292	6,722,394
AVG Technologies N.V.*	22,500	466,875
Blackbaud, Inc.	27,000	1,698,030
Bottomline Technologies de, Inc.*	23,900	728,711
BroadSoft, Inc.*	21,400	863,490
Cadence Design Systems, Inc.*	601,781	14,189,996
Callidus Software, Inc.*	28,000	467,040
CommVault Systems, Inc.*	28,200	1,217,394
Digimarc Corp.*	600	18,180
Ebix, Inc.	18,100	738,299
Ellie Mae, Inc.*	16,800	1,522,752
Epiq Systems, Inc.	12,400	186,248
Fair Isaac Corp.	17,000	1,803,530
Fleetmatics Group plc*	23,700	964,827
Fortinet, Inc.*	300,360	9,200,027
Gigamon, Inc.*	14,000	434,280
Globant S.A.*	5,000	154,300
Glu Mobile, Inc.*	19,200	54,144
Guidance Software, Inc.*	22,700	97,610
Guidewire Software, Inc.*	213,343	11,622,927
HubSpot, Inc.*	216,470	9,442,421
Imperva, Inc.*	13,800	696,900
Infoblox, Inc.*	36,200	619,020
Interactive Intelligence Group, Inc.*	10,200	371,484
Manhattan Associates, Inc.*	40,500	2,303,235
Mentor Graphics Corp.	53,300	1,083,589
MicroStrategy, Inc., Class A*	5,900	1,060,348
Monotype Imaging Holdings, Inc.	25,800	617,136
Paycom Software, Inc.*	17,300	615,880
Paylocity Holding Corp.*	5,900	193,166
Pegasystems, Inc.	25,400	644,652
Progress Software Corp.*	31,250	753,750
Proofpoint, Inc.*	23,500	1,263,830
PROS Holdings, Inc.*	6,450	76,045
Qlik Technologies, Inc.*	267,240	7,728,581
Qualys, Inc.*	12,500	316,375
RealPage, Inc.*	27,800	579,352
RingCentral, Inc., Class A*	29,400	463,050
Rovi Corp.*	48,500	994,735
Rubicon Project, Inc.*	3,200	58,496
Silver Spring Networks, Inc.*	19,100	281,725
Synchronoss Technologies, Inc.*	19,000	614,460
Take-Two Interactive Software, Inc.*	388,113	14,620,217
Tangoe, Inc.*	5,500	43,395
Textura Corp.*	3,500	65,205
TiVo, Inc.*	53,200	505,932
Tyler Technologies, Inc.*	18,300	2,353,563
Ultimate Software Group, Inc.*	63,948	12,373,938
VASCO Data Security International, Inc.*	15,900	244,860
Verint Systems, Inc.*	37,321	1,245,775
Xura, Inc.*	12,300	241,941
Zendesk, Inc.*	29,500	617,435
Zix Corp.*	16,050	63,076

		126,623,774

Technology Hardware, Storage & Peripherals (0.3%)
Cray, Inc.*	24,700	1,035,177
Diebold, Inc.	35,600	1,029,196
Electronics for Imaging, Inc.*	29,449	1,248,343
Immersion Corp.*	11,600	95,816
Nimble Storage, Inc.*	3,600	28,224
Pure Storage, Inc., Class A*	10,800	147,852
Stratasys Ltd.*	27,900	723,168
Super Micro Computer, Inc.*	22,600	770,208

		5,077,984

Total Information Technology		348,543,997

Materials (3.3%)
Chemicals (1.6%)
A. Schulman, Inc.	18,100	492,682

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Axiall Corp.	37,800	$825,552
Balchem Corp.	16,600	1,029,532
Calgon Carbon Corp.	36,300	508,926
Chemtura Corp.*	42,500	1,122,000
Ferro Corp.*	44,554	528,856
Flotek Industries, Inc.*	35,800	262,414
H.B. Fuller Co.	26,900	1,141,905
Hawkins, Inc.	100	3,609
Innophos Holdings, Inc.	11,900	367,829
Innospec, Inc.	17,000	737,120
Intrepid Potash, Inc.*	26,500	29,415
KMG Chemicals, Inc.	3,500	80,745
Koppers Holdings, Inc.*	3,500	78,645
Kraton Performance Polymers, Inc.*	22,900	396,170
LSB Industries, Inc.*	11,500	146,625
Minerals Technologies, Inc.	19,600	1,114,260
Olin Corp.	90,323	1,568,910
PolyOne Corp.	440,827	13,335,017
Quaker Chemical Corp.	7,000	594,020
Rayonier Advanced Materials, Inc.	16,600	157,700
Rentech, Inc.*	4,030	8,947
Sensient Technologies Corp.	25,500	1,618,230
Solazyme, Inc.*	34,600	70,238
Stepan Co.	11,600	641,364
Trinseo S.A.*	2,200	80,982
Tronox Ltd., Class A	39,000	249,210

		27,190,903

Construction Materials (0.8%)
Headwaters, Inc.*	46,200	916,608
Martin Marietta Materials, Inc.	70,377	11,225,835
Summit Materials, Inc., Class A*	14,210	276,385
U.S. Concrete, Inc.*	6,800	405,144

		12,823,972

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	65,500	2,367,825
Greif, Inc., Class A	16,900	553,475
Multi Packaging Solutions International Ltd.*	1,900	30,837

		2,952,137

Metals & Mining (0.4%)
AK Steel Holding Corp.*	92,800	383,264
Carpenter Technology Corp.	27,600	944,748
Cliffs Natural Resources, Inc.*	33,000	99,000
Coeur Mining, Inc.*	59,870	336,469
Commercial Metals Co.	64,900	1,101,353
Ferroglobe plc	45,200	398,212
Hecla Mining Co.	222,100	617,438
Kaiser Aluminum Corp.	11,000	929,940
Materion Corp.	14,300	378,664
Stillwater Mining Co.*	77,875	829,369
SunCoke Energy, Inc.	22,830	148,395
TimkenSteel Corp.	10,700	97,370
Worthington Industries, Inc.	25,099	894,528

		7,158,750

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	518,000
Clearwater Paper Corp.*	12,828	622,286
Deltic Timber Corp.	7,100	427,065
KapStone Paper and Packaging Corp.	52,100	721,585
Louisiana-Pacific Corp.*	84,400	1,444,928
Neenah Paper, Inc.	10,100	642,966
P.H. Glatfelter Co.	29,400	609,462
Schweitzer-Mauduit International, Inc.	16,000	503,680

		5,489,972

Total Materials		55,615,734

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	62,900	632,774
Atlantic Tele-Network, Inc.	4,700	356,401
Cincinnati Bell, Inc.*	152,000	588,240
Cogent Communications Holdings, Inc.	24,500	956,235
Consolidated Communications Holdings, Inc.	31,299	806,262
FairPoint Communications, Inc.*	25,700	382,416
General Communication, Inc., Class A*	27,600	505,632
Globalstar, Inc.*	261,000	383,670
Inteliquent, Inc.	19,800	317,790
Iridium Communications, Inc.*	34,300	269,941
ORBCOMM, Inc.*	31,200	316,056
Vonage Holdings Corp.*	90,900	415,413
Windstream Holdings, Inc.	55,300	424,704

		6,355,534

Wireless Telecommunication Services (0.0%)
NTELOS Holdings Corp.*	13,200	121,440
Shenandoah Telecommunications Co.	27,328	731,024
Spok Holdings, Inc.	9,443	165,347

		1,017,811

Total Telecommunication Services		7,373,345

Utilities (2.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	27,300	1,530,711
Cleco Corp.	34,600	1,910,266
El Paso Electric Co.	20,500	940,540
Empire District Electric Co.	27,825	919,616
IDACORP, Inc.	25,700	1,916,963
MGE Energy, Inc.	17,800	930,050
Otter Tail Corp.	25,300	749,386
PNM Resources, Inc.	40,300	1,358,916
Portland General Electric Co.	48,400	1,911,316

		12,167,764

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	8,040	506,279
Laclede Group, Inc.	22,100	1,497,275
New Jersey Resources Corp.	47,800	1,741,354
Northwest Natural Gas Co.	13,500	726,975
ONE Gas, Inc.	26,900	1,643,590
Piedmont Natural Gas Co., Inc.#	41,800	2,500,894
South Jersey Industries, Inc.	35,100	998,595
Southwest Gas Corp.	26,600	1,751,610
WGL Holdings, Inc.	26,000	1,881,620

		13,248,192

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	26,919	478,620
Dynegy, Inc.*	76,651	1,101,475
NRG Yield, Inc., Class A	1,400	18,998
NRG Yield, Inc., Class C	34,592	492,590
Ormat Technologies, Inc.	19,200	791,808
Pattern Energy Group, Inc.	25,100	478,657
Talen Energy Corp.*	45,700	411,300

		3,773,448

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,325,350
Black Hills Corp.	26,200	1,575,406
NorthWestern Corp.	23,591	1,456,744
Unitil Corp.	7,300	310,177

		4,667,677

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American States Water Co.	24,000	$944,640
California Water Service Group	23,000	614,560
Connecticut Water Service, Inc.	5,800	261,580
Middlesex Water Co.	8,400	259,140
SJW Corp.	8,300	301,705

		2,381,625

Total Utilities		36,238,706

Total Common Stocks (98.5%) (Cost $1,226,007,627)		1,667,731,807

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics International Ltd. (Contingent Value Shares)(b)*†	52,100	3,126
Durata Therapeutics, Inc. (Contingent Value Shares)(b)*†	5,000	600
Dyax Corp. (Contingent Value Shares)(b)*†	77,700	64,685

		68,411

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	11,400	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	5,500	2,475

		2,475

Total Health Care		70,886

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	38,700	73,143

Total Telecommunication Services		73,143

Total Rights (0.0%) (Cost $—)		144,029

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	11,460	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	18,946,669	18,946,669

Total Short-Term Investment (1.1%) (Cost $18,946,669)		18,946,669

Total Investments (99.6%) (Cost $1,244,954,296)		1,686,822,505
Other Assets Less Liabilities (0.4%)		6,611,612

Net Assets (100%)		$1,693,434,117

*	Non-income producing.

†	Securities (totaling $189,453 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,090,576.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	67	June-16	$7,271,915	$7,434,320	$162,405

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$316,969,108	$323,388	$—		$317,292,496
Consumer Staples	38,283,623	—	—		38,283,623
Energy	38,592,522	—	—		38,592,522
Financials	292,383,292	—	45,424		292,428,716
Health Care	261,367,984	—	—		261,367,984
Industrials	271,994,684	—	—		271,994,684
Information Technology	347,925,373	618,624	—		348,543,997
Materials	55,062,259	553,475	—		55,615,734
Telecommunication Services	7,373,345	—	—		7,373,345
Utilities	36,238,706	—	—		36,238,706
Futures	162,405	—	—		162,405
Rights
Health Care	—	—	70,886		70,886
Telecommunication Services	—	—	73,143		73,143
Short-Term Investments	18,946,669	—	—		18,946,669
Warrants
Energy	—	—	—	(c)	—	(c)

Total Assets	$1,685,299,970	$1,495,487	$189,453		$1,686,984,910

Total Liabilities	$—	$—	$—		$—

Total	$1,685,299,970	$1,495,487	$189,453		$1,686,984,910

(a)	Securities with a market value of $1,172,099 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	A security with a market value of $45,424 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553,576,545
Aggregate gross unrealized depreciation	(117,279,570)

Net unrealized appreciation	$436,296,975

Federal income tax cost of investments	$1,250,525,530

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (23.0%)
Asset-Backed Securities (5.0%)
Apidos CLO XXI,
Series 2015-21A C
4.170%, 7/18/27(l)§	$500,000	$429,345
Series 2015-21A D
6.170%, 7/18/27(l)§	250,000	204,196
Babson CLO Ltd.,
Series 2012-2A CR
4.218%, 5/15/23(l)§	250,000	234,454
BlueMountain CLO Ltd.,
Series 2012-2A C
3.368%, 11/20/24(l)§	250,000	241,754
Series 2015-2A D
4.170%, 7/18/27(l)§	250,000	215,241
Clydesdale CLO Ltd.,
Series 2006-1A C
2.068%, 12/19/18(l)§	250,000	237,373
Eaton Vance CDO VIII Ltd.,
Series 2006-8A B
1.268%, 8/15/22(l)§	250,000	231,072
KKR Financial CLO Ltd.,
Series 2007-1A A
0.968%, 5/15/21(l)§	209,605	208,552
LCM XII LP,
Series 12A DR
4.321%, 10/19/22(l)§	500,000	461,938
Madison Park Funding XV Ltd.,
Series 2014-15A A2
3.021%, 1/27/26(l)§	285,000	285,785
Series 2014-15A C
4.321%, 1/27/26(l)§	250,000	223,986
Venture XVII CLO Ltd.,
Series 2014-17A C
3.472%, 7/15/26(l)§	250,000	228,927

		3,202,623

Non-Agency CMO (18.0%)
Banc of America Funding Corp.,
Series 2005-6 1A8
6.000%, 10/25/35	868,345	814,745
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15 AM
5.363%, 2/11/44	150,000	150,642
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.102%, 1/10/48 IO(l)	998,689	78,964
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA
0.911%, 11/10/48 IO(l)	848,753	49,893
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR2 1A2
2.902%, 3/25/36(l)	1,211,690	1,127,314
COMM Mortgage Trust,
Series 2013-CR10 XA
0.964%, 8/10/46 IO(l)	2,165,744	90,573
Series 2014-KYO F
3.938%, 6/11/27(l)§	60,000	56,835
Series 2015-CR22 D
4.127%, 3/10/48(l)§	140,000	105,483
Series 2015-CR23 D
4.257%, 5/10/48(l)	140,000	103,576
Series 2015-CR26 B
4.495%, 10/10/48(l)	100,000	100,818
Series 2015-CR26 XA
1.066%, 10/10/48 IO(l)	1,296,631	91,335
Series 2015-LC23 C
4.646%, 10/10/53(l)	64,000	60,776
Series 2016-CR28 C
4.648%, 2/10/49(l)	73,000	69,483
Series 2016-DC2 XA
1.240%, 2/10/49 IO(l)	1,000,000	74,662
Commercial Mortgage Trust,
Series 2007-GG11 AJ
6.031%, 12/10/49(l)	140,000	138,727
Series 2007-GG9 AMFX
5.475%, 3/10/39	140,000	143,294
Countrywide Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	502,502	446,985
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-J4 A15
6.250%, 9/25/36	960,093	862,366
Series 2007-HY1 1A1
3.021%, 4/25/37(l)	771,227	712,753
Series 2007-HY1 2A1
4.384%, 3/25/37(l)	425,081	398,444
Credit Suisse Commercial Mortgage Trust,
Series 2007-C4 A1AM
5.941%, 9/15/39(l)	140,000	145,797
CSAIL Commercial Mortgage Trust,
Series 2015-C2 AS
3.849%, 6/15/57	140,000	147,479
Series 2015-C4 C
4.586%, 11/15/48(l)	64,000	60,991
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36	557,194	517,189
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM
5.606%, 12/10/49(l)	85,700	85,661
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4
5.794%, 8/10/45(l)	58,929	60,697
Series 2013-GC10 XA
1.611%, 2/10/46 IO(l)	1,465,690	118,497
Series 2014-GC20 XA
1.183%, 4/10/47 IO(l)	1,955,077	121,370
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.511%, 11/10/47(l)§	43,000	33,389
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM
5.372%, 5/15/47	140,000	141,316
Series 2007-C1 AM
5.940%, 2/15/51(l)	140,000	142,078
Series 2007-LD12 AM
6.007%, 2/15/51(l)	100,000	104,055
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
1.159%, 1/15/49 IO(l)	998,462	67,084

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32 C
4.669%, 11/15/48(l)	$105,000	$89,652
Series 2016-C1 C
4.905%, 3/15/49(l)	66,000	61,156
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 AJ
5.484%, 2/15/40	65,000	65,364
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 AJ
5.954%, 6/12/46(l)	150,000	149,976
Series 2007-5 AM
5.419%, 8/12/48	140,000	142,800
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	111,163
Series 2015-C20 C
4.462%, 2/15/48(l)	125,000	116,056
Series 2015-C26 D
3.060%, 10/15/48§	100,000	66,500
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ
5.508%, 2/12/44(l)	64,000	64,729
Series 2015-UBS8 XA
0.986%, 12/15/48 IO(l)	1,097,860	75,185
Series 2015-XLF2 AJ
3.436%, 8/15/26(l)§	65,000	64,872
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	731,103	681,452
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	673,823	617,524
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	856,540	804,650
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	112,363
Series 2015-C28 C
4.138%, 5/15/48(l)	140,000	124,411
Series 2015-C31 C
4.612%, 11/15/48(l)	105,000	100,477
Series 2015-C31 XA
1.123%, 11/15/48 IO(l)	1,246,876	95,462
Series 2015-LC22 C
4.539%, 9/15/58(l)	50,000	46,127
Series 2015-P2 A4
3.809%, 12/15/48	66,000	71,072
Series 2015-P2 XA
1.036%, 12/15/48 IO(l)	999,275	69,520
Series 2016-C32 C
4.721%, 1/15/59(l)	51,000	47,044
WF-RBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.176%, 8/15/47 IO(l)	2,951,128	192,334

		11,393,160

Total Asset-Backed and Mortgage-Backed Securities		14,595,783

Corporate Bonds (28.7%)
Consumer Discretionary (2.1%)
Auto Components (0.2%)
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	25,000	25,937
Dana Holding Corp.
5.500%, 12/15/24	15,000	14,175
Delphi Automotive plc
4.250%, 1/15/26	8,000	8,359
Delphi Corp.
4.150%, 3/15/24	60,000	61,929
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	25,000	25,515

		135,915

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	50,000	65,001

Diversified Consumer Services (0.0%)
Service Corp. International
5.375%, 1/15/22	20,000	20,900

Hotels, Restaurants & Leisure (0.2%)
ESH Hospitality, Inc.
5.250%, 5/1/25§	35,000	34,048
NCL Corp., Ltd.
5.250%, 11/15/19§	25,000	25,500
Sabre GLBL, Inc.
5.250%, 11/15/23§	15,000	15,261
Scientific Games International, Inc.
7.000%, 1/1/22§	25,000	25,438
Station Casinos LLC
7.500%, 3/1/21	15,000	15,882
Viking Cruises Ltd.
8.500%, 10/15/22§	15,000	14,175

		130,304

Household Durables (0.1%)
Newell Rubbermaid, Inc.
3.150%, 4/1/21	15,000	15,381
WCI Communities, Inc.
6.875%, 8/15/21	20,000	19,850

		35,231

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
3.800%, 12/5/24	30,000	32,779

Media (1.2%)
21st Century Fox America, Inc.
4.750%, 9/15/44	30,000	30,856
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	35,000	34,738
Comcast Corp.
4.200%, 8/15/34	10,000	10,553
4.400%, 8/15/35	50,000	54,092
CSC Holdings LLC
5.250%, 6/1/24	10,000	8,888

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22(e)(m)	$200,000	$197,800
Gray Television, Inc.
7.500%, 10/1/20	25,000	26,375
Omnicom Group, Inc.
3.625%, 5/1/22	35,000	36,666
3.600%, 4/15/26	25,000	25,596
Regal Entertainment Group
5.750%, 3/15/22	10,000	10,300
Sinclair Television Group, Inc.
5.625%, 8/1/24§	25,000	25,406
TEGNA, Inc.
4.875%, 9/15/21§	35,000	36,050
Time Warner, Inc.
3.600%, 7/15/25	30,000	30,810
Tribune Media Co.
5.875%, 7/15/22§	35,000	34,195
VTR Finance B.V.
6.875%, 1/15/24(m)	200,000	195,250
WMG Acquisition Corp.
6.750%, 4/15/22§	15,000	14,925

		772,500

Multiline Retail (0.0%)
Dollar Tree, Inc.
5.750%, 3/1/23§	10,000	10,575

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
6.000%, 12/15/24	10,000	10,025
Home Depot, Inc.
3.350%, 9/15/25	36,000	38,906
3.000%, 4/1/26	30,000	31,275
Sally Holdings LLC/Sally Capital, Inc.
5.750%, 6/1/22	25,000	26,062

		106,268

Textiles, Apparel & Luxury Goods (0.0%)
Levi Strauss & Co.
5.000%, 5/1/25	15,000	15,150

Total Consumer Discretionary		1,324,623

Consumer Staples (2.5%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	30,000	33,491
Central American Bottling Corp.
6.750%, 2/9/22(m)	200,000	210,750
Coca-Cola Co.
1.650%, 11/1/18	30,000	30,614
1.875%, 10/27/20	30,000	30,398

		305,253

Food & Staples Retailing (0.3%)
Kroger Co.
3.400%, 4/15/22	80,000	84,838
Rite Aid Corp.
6.125%, 4/1/23§	20,000	21,200
Wal-Mart Stores, Inc.
4.300%, 4/22/44	55,000	61,288

		167,326

Food Products (1.5%)
Grupo Bimbo S.A.B. de C.V.
4.500%, 1/25/22(m)	150,000	157,630
JBS Investments GmbH
7.250%, 4/3/24(m)	200,000	182,750
JBS USA LLC/JBS USA Finance, Inc.
5.750%, 6/15/25§	30,000	26,250
Kraft Heinz Foods Co.
1.600%, 6/30/17§	45,000	45,120
2.000%, 7/2/18§	15,000	15,137
Marfrig Holding Europe B.V.
6.875%, 6/24/19(m)	200,000	190,250
Minerva Luxembourg S.A.
8.750%, 4/3/19(l)(m)(y)	200,000	186,500
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	10,000	10,038
Post Holdings, Inc.
7.375%, 2/15/22	15,000	15,807
TreeHouse Foods, Inc.
6.000%, 2/15/24§	10,000	10,600
Tyson Foods, Inc.
3.950%, 8/15/24	115,000	121,428

		961,510

Household Products (0.0%)
Spectrum Brands, Inc.
5.750%, 7/15/25	25,000	26,563

Personal Products (0.1%)
Revlon Consumer Products Corp.
5.750%, 2/15/21	30,000	30,600

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	55,000	59,612

Total Consumer Staples		1,550,864

Energy (1.8%)
Energy Equipment & Services (0.0%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	35,000	35,233

Oil, Gas & Consumable Fuels (1.8%)
Apache Corp.
4.750%, 4/15/43	65,000	58,521
BP Capital Markets plc
3.062%, 3/17/22	60,000	60,865
Chevron Corp.
1.365%, 3/2/18	39,000	39,155
1.790%, 11/16/18	23,000	23,285
Cosan Overseas Ltd.
8.250%, 5/5/16(m)(y)	100,000	83,210
Ecopetrol S.A.
5.875%, 5/28/45	200,000	158,000
Energy Transfer Partners LP
5.200%, 2/1/22	20,000	18,967
4.750%, 1/15/26	65,000	59,385
Enterprise Products Operating LLC
3.700%, 2/15/26	43,000	42,320
EOG Resources, Inc.
4.150%, 1/15/26	30,000	31,104
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	49,773
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, 8/1/22	40,000	10,400
MPLX LP
5.500%, 2/15/23§	20,000	19,169
National Gas Co. of Trinidad & Tobago Ltd.
6.050%, 1/15/36(m)	100,000	101,500

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Occidental Petroleum Corp.
3.400%, 4/15/26	$15,000	$15,121
Petroleos Mexicanos
5.625%, 1/23/46	130,000	107,900
Phillips 66
5.875%, 5/1/42	19,000	20,648
4.875%, 11/15/44	10,000	10,033
Sanchez Energy Corp.
6.125%, 1/15/23	20,000	10,750
SandRidge Energy, Inc.
8.750%, 6/1/20§	5,000	1,212
Transportadora de Gas Internacional S.A. ESP
5.700%, 3/20/22(m)	200,000	201,200
Ultra Petroleum Corp.
5.750%, 12/15/18§	25,000	1,750

		1,124,268

Total Energy		1,159,501

Financials (10.1%)
Banks (6.9%)
Agromercantil Senior Trust
6.250%, 4/10/19(m)	200,000	205,750
Australia & New Zealand Banking Group Ltd./New York
4.875%, 1/12/21§	100,000	111,888
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.875%, 4/21/25§	200,000	192,000
Banco Continental SAECA
8.875%, 10/15/17(m)	300,000	301,931
Banco de Costa Rica
5.250%, 8/12/18(m)	200,000	202,500
Banco de Credito del Peru
6.125%, 4/24/27(l)(m)	150,000	159,938
Banco GNB Sudameris S.A.
7.500%, 7/30/22(m)	200,000	199,000
Banco Internacional del Peru SAA Interbank
6.625%, 3/19/29(l)(m)	250,000	255,875
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/25§	200,000	200,500
Banco Nacional de Costa Rica
4.875%, 11/1/18(m)	200,000	199,000
Bank of America Corp.
2.000%, 1/11/18	105,000	105,344
Bank of Montreal
2.375%, 1/25/19	60,000	61,076
BB&T Corp.
2.450%, 1/15/20	60,000	60,983
BBVA Banco Continental S.A.
5.250%, 9/22/29(l)(m)	50,000	50,063
Citigroup, Inc.
2.650%, 10/26/20	60,000	60,488
2.700%, 3/30/21	35,000	35,203
CorpGroup Banking S.A.
6.750%, 3/15/23(m)	250,000	230,000
Global Bank Corp.
5.125%, 10/30/19(m)	200,000	203,300
Grupo Aval Ltd.
4.750%, 9/26/22(m)	200,000	186,500
Grupo Elektra S.A.B. de C.V.
7.250%, 8/6/18(m)	200,000	193,750
Industrial Senior Trust
5.500%, 11/1/22(m)	200,000	191,650
JPMorgan Chase & Co.
2.550%, 10/29/20	64,000	64,750
4.250%, 10/1/27	60,000	61,966
MUFG Americas Holdings Corp.
1.625%, 2/9/18	60,000	59,638
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24(l)(m)	200,000	207,500
PNC Funding Corp.
3.300%, 3/8/22	65,000	67,623
Royal Bank of Canada
2.500%, 1/19/21	15,000	15,308
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	65,000	66,237
Toronto-Dominion Bank
1.750%, 7/23/18	25,000	25,106
2.125%, 4/7/21	40,000	39,926
United Overseas Bank Ltd.
3.750%, 9/19/24(l)(m)	200,000	205,762
Wells Fargo & Co.
3.550%, 9/29/25	120,000	125,277
Westpac Banking Corp.
2.600%, 11/23/20	65,000	66,138

		4,411,970

Capital Markets (0.4%)
Goldman Sachs Group, Inc.
2.875%, 2/25/21	65,000	66,142
Morgan Stanley
2.650%, 1/27/20	60,000	60,729
3.875%, 1/27/26	65,000	67,787
State Street Corp.
3.550%, 8/18/25	45,000	47,442

		242,100

Consumer Finance (1.1%)
Ally Financial, Inc.
4.125%, 3/30/20	65,000	64,756
American Express Credit Corp.
2.250%, 8/15/19	120,000	121,334
Financiera Independencia S.A.B.de C.V. SOFOM ENR
7.500%, 6/3/19(m)	205,000	182,194
General Motors Financial Co., Inc.
3.200%, 7/13/20	30,000	29,847
4.200%, 3/1/21	50,000	51,430
Synchrony Financial
3.000%, 8/15/19	65,000	65,676
Unifin Financiera S.A.B. de C.V. SOFOM ENR
6.250%, 7/22/19(m)	200,000	191,000

		706,237

Diversified Financial Services (1.2%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	10,000	10,575
Corp Financiera de Desarrollo S.A.
5.250%, 7/15/29(l)(m)	200,000	199,800
Guanay Finance Ltd.
6.000%, 12/15/20(m)	239,244	229,674
McGraw Hill Financial, Inc.
4.400%, 2/15/26	30,000	32,772
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	95,000	95,794

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SUAM Finance B.V.
4.875%, 4/17/24(m)	$200,000	$200,250

		768,865

Insurance (0.3%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	80,000	93,253
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	70,000	71,043

		164,296

Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP
4.125%, 5/15/21	60,000	64,305
Equinix, Inc.
5.875%, 1/15/26	15,000	15,834
Simon Property Group LP
3.300%, 1/15/26	60,000	62,149

		142,288

Total Financials		6,435,756

Health Care (1.6%)
Biotechnology (0.0%)
Celgene Corp.
3.875%, 8/15/25	30,000	31,503

Health Care Equipment & Supplies (0.2%)
Alere, Inc.
6.500%, 6/15/20	19,000	19,277
Covidien International Finance S.A.
2.950%, 6/15/23	30,000	30,938
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	55,000	54,932
2.700%, 4/1/20	10,000	10,142

		115,289

Health Care Providers & Services (0.7%)
Anthem, Inc.
2.300%, 7/15/18	60,000	60,383
Cardinal Health, Inc.
1.950%, 6/15/18	60,000	60,242
Centene Escrow Corp.
5.625%, 2/15/21§	35,000	36,400
Express Scripts Holding Co.
4.500%, 2/25/26	30,000	31,035
HCA, Inc.
5.375%, 2/1/25	15,000	15,150
5.875%, 2/15/26	20,000	20,600
Laboratory Corp. of America Holdings
2.500%, 11/1/18	60,000	60,531
4.700%, 2/1/45	65,000	63,855
Select Medical Corp.
6.375%, 6/1/21	30,000	28,350
Team Health, Inc.
7.250%, 12/15/23§	10,000	10,675
Tenet Healthcare Corp.
6.750%, 6/15/23	30,000	28,800

		416,021

Life Sciences Tools & Services (0.2%)
Quintiles Transnational Corp.
4.875%, 5/15/23§	15,000	15,351
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	95,000	96,412

		111,763

Pharmaceuticals (0.5%)
AbbVie, Inc.
4.700%, 5/14/45	61,000	64,817
Actavis Funding SCS
2.350%, 3/12/18	59,000	59,658
AstraZeneca plc
2.375%, 11/16/20	65,000	66,136
Eli Lilly & Co.
3.700%, 3/1/45	45,000	45,625
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	65,000	65,140
Vizient, Inc.
10.375%, 3/1/24§	15,000	16,087

		317,463

Total Health Care		992,039

Industrials (2.5%)
Aerospace & Defense (0.2%)
Boeing Co.
6.875%, 3/15/39	40,000	57,781
Lockheed Martin Corp.
4.700%, 5/15/46	60,000	67,034
TransDigm, Inc.
6.000%, 7/15/22	35,000	34,783

		159,598

Air Freight & Logistics (0.2%)
Air Medical Merger Sub Corp.
6.375%, 5/15/23§	30,000	28,125
FedEx Corp.
4.750%, 11/15/45	65,000	68,764

		96,889

Airlines (0.2%)
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.
8.375%, 5/10/20(m)	200,000	157,000

Commercial Services & Supplies (0.2%)
Gates Global LLC/Gates Global Co.
6.000%, 7/15/22§	60,000	51,300
Waste Management, Inc.
4.100%, 3/1/45	50,000	49,899

		101,199

Construction & Engineering (0.1%)
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc.
6.375%, 5/1/22§	40,000	36,000

Industrial Conglomerates (0.2%)
General Electric Co.
2.900%, 1/9/17	115,000	116,807

Machinery (0.1%)
Milacron LLC/Mcron Finance Corp.
7.750%, 2/15/21§	35,000	32,375
Terex Corp.
6.000%, 5/15/21	25,000	24,000

		56,375

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	60,000	64,932
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(m)	200,000	198,000
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	15,000	14,962

		277,894

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 2/1/22	$65,000	$64,025
HD Supply, Inc.
7.500%, 7/15/20	25,000	26,470
5.750%, 4/15/24§	5,000	5,137

		95,632

Transportation Infrastructure (0.8%)
Aeropuertos Dominicanos Siglo XXI S.A.
9.750%, 11/13/19(m)	200,000	210,750
ENA Norte Trust
4.950%, 4/25/23(m)	291,027	293,954

		504,704

Total Industrials		1,602,098

Information Technology (1.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.650%, 6/15/18	60,000	60,836
CommScope, Inc.
5.000%, 6/15/21§	25,000	25,125

		85,961

IT Services (0.8%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	45,000	46,482
First Data Corp.
7.000%, 12/1/23§	10,000	10,100
5.750%, 1/15/24§	15,000	14,961
International Business Machines Corp.
1.250%, 2/8/18	210,000	210,858
Sixsigma Networks Mexico S.A.de C.V.
8.250%, 11/7/21(m)	200,000	186,500
Xerox Corp.
2.950%, 3/15/17	55,000	55,347

		524,248

Semiconductors & Semiconductor Equipment (0.0%)
Microsemi Corp.
9.125%, 4/15/23§	4,000	4,400

Software (0.6%)
Activision Blizzard, Inc.
5.625%, 9/15/21§	25,000	26,250
Ensemble S Merger Sub, Inc.
9.000%, 9/30/23§	35,000	34,212
Infor U.S., Inc.
6.500%, 5/15/22	30,000	27,285
Microsoft Corp.
4.450%, 11/3/45	60,000	65,737
Oracle Corp.
2.250%, 10/8/19	125,000	128,696
4.125%, 5/15/45	65,000	66,395
Solera LLC/Solera Finance, Inc.
10.500%, 3/1/24§	15,000	15,038

		363,613

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
4.650%, 2/23/46	48,000	52,236
Hewlett Packard Enterprise Co.
3.600%, 10/15/20§	56,000	58,230
Western Digital Corp.
7.375%, 4/1/23§	5,000	5,094

		115,560

Total Information Technology		1,093,782

Materials (2.1%)
Chemicals (0.4%)
Ashland, Inc.
4.750%, 8/15/22	25,000	25,340
Grupo Idesa S.A. de C.V.
7.875%, 12/18/20(m)	200,000	193,000

		218,340

Construction Materials (0.5%)
CIMPOR Financial Operations B.V.
5.750%, 7/17/24(m)	200,000	144,000
Union Andina de Cementos SAA
5.875%, 10/30/21(m)	200,000	199,500

		343,500

Containers & Packaging (0.1%)
Berry Plastics Corp.
5.500%, 5/15/22	15,000	15,413
Plastipak Holdings, Inc.
6.500%, 10/1/21§	25,000	24,625

		40,038

Metals & Mining (0.9%)
Cia Minera Ares S.A.C.
7.750%, 1/23/21(m)	200,000	196,000
Freeport-McMoRan, Inc.
3.875%, 3/15/23	200,000	136,500
Vedanta Resources plc
7.125%, 5/31/23(m)	200,000	111,250
Volcan Cia Minera SAA
5.375%, 2/2/22(m)	200,000	149,000

		592,750

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	125,000	129,491

Total Materials		1,324,119

Telecommunication Services (2.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.400%, 5/15/25	65,000	64,786
British Telecommunications plc
5.950%, 1/15/18	100,000	107,840
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 9/30/22	35,000	36,050
5.125%, 5/1/23§	10,000	10,175
Frontier Communications Corp.
10.500%, 9/15/22§	15,000	15,338
Intelsat Jackson Holdings S.A.
8.000%, 2/15/24§	5,000	5,150
Level 3 Communications, Inc.
5.750%, 12/1/22	25,000	25,656
Orange S.A.
2.750%, 9/14/16	25,000	25,178
2.750%, 2/6/19	40,000	40,998
SBA Communications Corp.
5.625%, 10/1/19	25,000	26,033
Verizon Communications, Inc.
4.400%, 11/1/34	135,000	136,370

		493,574

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (1.2%)
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	$200,000	$203,296
Digicel Group Ltd.
7.125%, 4/1/22(m)	250,000	193,100
Empresa Nacional de Telecomunicaciones S.A.
4.750%, 8/1/26(m)	200,000	192,250
Telefonica Celular del Paraguay S.A.
6.750%, 12/13/22(m)	200,000	194,000

		782,646

Total Telecommunication Services		1,276,220

Utilities (2.3%)
Electric Utilities (1.2%)
Abengoa Transmision Sur S.A.
6.875%, 4/30/43(m)	200,000	201,500
Duke Energy Progress LLC
4.150%, 12/1/44	65,000	67,562
Empresa Electrica Guacolda S.A.
4.560%, 4/30/25§	200,000	190,500
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	242,060	210,592
Southern Co.
2.450%, 9/1/18	95,000	96,427

		766,581

Gas Utilities (0.6%)
Empresa de Energia de Bogota S.A. ESP
6.125%, 11/10/21(m)	200,000	207,900
GNL Quintero S.A.
4.634%, 7/31/29(m)	200,000	199,000

		406,900

Independent Power and Renewable Electricity Producers (0.3%)
Empresa Electrica Angamos S.A.
4.875%, 5/25/29(m)	200,000	185,040

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	71,000	91,424

Total Utilities		1,449,945

Total Corporate Bonds		18,208,947

Government Securities (40.5%)
Agency CMO (16.3%)
Federal Home Loan Mortgage Corp.
4.000%, 2/15/42	1,559,329	1,727,765
3.000%, 2/15/44	915,928	953,332
3.000%, 6/15/44	592,309	615,444
3.000%, 2/15/45	516,496	490,233
3.000%, 7/1/45	971,425	995,597
3.000%, 8/1/45	1,458,961	1,495,264
Federal National Mortgage Association
2.702%, 2/25/26(l)	67,000	67,798
3.000%, 3/25/44	1,603,880	1,667,162
3.000%, 1/25/45	798,389	829,863
3.000%, 4/1/45	1,412,431	1,436,542
FHLMC Multifamily Structured Pass Through Certificates
3.334%, 8/25/25(l)	50,000	54,127

		10,333,127

Foreign Governments (0.5%)
Aeropuerto Internacional de Tocumen S.A.
5.750%, 10/9/23	200,000	204,025
United Mexican States
4.000%, 10/2/23	90,000	94,275

		298,300

Municipal Bonds (0.2%)
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series 2015A
5.000%, 3/15/33	60,000	71,743
State of California, Various Purpose, General Obligations Bonds
5.000%, 8/1/33	70,000	83,959

		155,702

U.S. Treasuries (23.5%)
U.S. Treasury Bonds
2.750%, 11/15/42	1,495,000	1,541,252
3.000%, 11/15/44	890,000	960,661
U.S. Treasury Notes
0.500%, 6/30/16	1,970,000	1,971,077
0.500%, 3/31/17	1,610,000	1,608,042
1.000%, 5/15/18	305,000	306,439
0.125%, 4/15/19 TIPS	707,927	723,262
2.000%, 11/30/20	1,680,000	1,740,293
2.250%, 3/31/21	1,350,000	1,415,338
1.875%, 11/30/21	170,000	174,605
1.750%, 3/31/22	700,000	712,469
2.500%, 5/15/24	1,180,000	1,254,764
2.375%, 8/15/24	75,000	78,984
2.250%, 11/15/24	1,160,000	1,209,391
2.000%, 2/15/25	1,190,000	1,215,404

		14,911,981

Total Government Securities		25,699,110

Total Long-Term Debt Securities (92.2%) (Cost $59,133,454)		58,503,840

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Investment Company (2.6%)
DoubleLine Floating Rate Fund‡ (Cost $1,700,000)	168,986	1,650,994

Total Investments (94.8%) (Cost $60,833,454)		60,154,834
Other Assets Less Liabilities (5.2%)		3,331,840

Net Assets (100%)		$63,486,674

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $5,592,445 or 8.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $ 9,527,909 or 15.0% of net assets.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2016.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Australia	0.3%
Austria	0.3
Bermuda	0.4
Brazil	0.3
Canada	0.2
Cayman Islands	6.8
Chile	1.6
Colombia	1.5
Costa Rica	0.6
Curacao	0.4
Dominican Republic	0.3
France	0.1
India	0.3
Japan	0.1
Luxembourg	0.4
Mexico	2.7
Netherlands	0.8
Panama	1.4
Paraguay	0.8
Peru	2.2
Singapore	0.7
Trinidad and Tobago	0.2
United Kingdom	0.9
United States	71.5
Cash and Other	5.2

100.0%

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$1,650,994	$—	$—	$1,650,994	$14,105	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$3,202,623	$—	$3,202,623
Non-Agency CMO	—	11,393,160	—	11,393,160
Corporate Bonds
Consumer Discretionary	—	1,324,623	—	1,324,623
Consumer Staples	—	1,550,864	—	1,550,864
Energy	—	1,159,501	—	1,159,501
Financials	—	6,435,756	—	6,435,756
Health Care	—	992,039	—	992,039
Industrials	—	1,602,098	—	1,602,098
Information Technology	—	1,093,782	—	1,093,782
Materials	—	1,324,119	—	1,324,119
Telecommunication Services	—	1,276,220	—	1,276,220
Utilities	—	1,449,945	—	1,449,945
Government Securities
Agency CMO	—	10,333,127	—	10,333,127
Foreign Governments	—	298,300	—	298,300
Municipal Bonds	—	155,702	—	155,702
U.S. Treasuries	—	14,911,981	—	14,911,981
Investment Companies
Investment Companies	1,650,994	—	—	1,650,994

Total Assets	$1,650,994	$58,503,840	$—	$60,154,834

Total Liabilities	$—	$—	$—	$—

Total	$1,650,994	$58,503,840	$—	$60,154,834

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$770,667
Aggregate gross unrealized depreciation	(1,464,590)

Net unrealized depreciation	$(693,923)

Federal income tax cost of investments	$60,848,757

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.2%)
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$1,000,000	$709,175

Total Consumer Discretionary		709,175

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Cobalt International Energy, Inc.
3.125%, 5/15/24	4,000,000	1,610,000
Stone Energy Corp.
1.750%, 3/1/17	1,213,000	470,796

Total Energy		2,080,796

Total Convertible Bonds		2,789,971

Corporate Bonds (27.0%)
Consumer Discretionary (4.7%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24	75,000	77,411
Johnson Controls, Inc.
1.400%, 11/2/17	250,000	249,688

		327,099

Automobiles (0.1%)
Navistar, Inc.
6.500%, 8/15/17	758,227	688,723

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.
3.950%, 10/15/20	150,000	159,193
International Game Technology plc
6.250%, 2/15/22§	4,300,000	4,364,500
6.500%, 2/15/25§	4,300,000	4,246,250
Marriott International, Inc.
3.125%, 10/15/21	250,000	253,950
McDonald’s Corp.
5.350%, 3/1/18	140,000	150,501
3.625%, 5/20/21	150,000	161,172
3.700%, 1/30/26	200,000	211,692
MGM Resorts International
6.750%, 10/1/20	400,000	431,000
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	155,329

		10,133,587

Household Durables (0.6%)
KB Home
7.500%, 9/15/22	4,000,000	4,025,000
Newell Rubbermaid, Inc.
3.850%, 4/1/23	80,000	82,913
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/1/23§	3,000,000	2,958,900
Whirlpool Corp.
2.400%, 3/1/19	250,000	251,313

		7,318,126

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19	250,000	260,241
3.300%, 12/5/21	150,000	159,440
QVC, Inc.
4.850%, 4/1/24	50,000	49,094

		468,775

Media (2.4%)
21st Century Fox America, Inc.
3.000%, 9/15/22	150,000	154,010
Altice Luxembourg S.A.
7.750%, 5/15/22§	800,000	784,000
7.625%, 2/15/25§	1,800,000	1,721,340
CBS Corp.
3.375%, 3/1/22	200,000	205,978
CCO Safari II LLC
3.579%, 7/23/20§	350,000	357,455
4.908%, 7/23/25§	100,000	105,170
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	35,341
Comcast Corp.
5.150%, 3/1/20	150,000	168,570
3.375%, 8/15/25	250,000	266,322
Discovery Communications LLC
5.050%, 6/1/20	100,000	107,085
DISH DBS Corp.
5.000%, 3/15/23	3,600,000	3,168,000
iHeartCommunications, Inc.
7.189%, 1/30/19	2,539,722	1,734,419
7.939%, 7/30/19	816,818	558,295
9.000%, 12/15/19	1,019,000	751,512
9.000%, 3/1/21	4,000,000	2,780,000
9.000%, 9/15/22	7,300,000	5,037,000
Interpublic Group of Cos., Inc.
4.200%, 4/15/24	150,000	153,118
NBCUniversal Media LLC
4.375%, 4/1/21	300,000	335,590
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	150,000	148,236
Sirius XM Radio, Inc.
6.000%, 7/15/24§	2,000,000	2,100,000
Time Warner Cable, Inc.
8.250%, 4/1/19	170,000	197,639
4.000%, 9/1/21	100,000	104,085
Time Warner, Inc.
4.700%, 1/15/21	250,000	274,780
3.550%, 6/1/24	200,000	206,188
Univision Communications, Inc.
5.125%, 5/15/23§	7,000,000	7,000,000
Viacom, Inc.
3.500%, 4/1/17	68,000	68,905
2.750%, 12/15/19	165,000	165,402
4.250%, 9/1/23	100,000	101,628
Walt Disney Co.
2.300%, 2/12/21	105,000	108,155
2.550%, 2/15/22	250,000	257,113
WPP Finance 2010
3.750%, 9/19/24	100,000	101,197

		29,256,533

Multiline Retail (0.5%)
Belk, Inc.
5.750%, 11/18/22	5,000,000	4,408,335
Dollar General Corp.
1.875%, 4/15/18	150,000	150,795
3.250%, 4/15/23	1,000,000	996,426
Kohl’s Corp.
4.750%, 12/15/23	100,000	104,001
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	154,069

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Target Corp.
6.000%, 1/15/18	$200,000	$217,682
2.300%, 6/26/19	100,000	102,836

		6,134,144

Specialty Retail (0.2%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	106,172
Gap, Inc.
5.950%, 4/12/21	50,000	54,439
Home Depot, Inc.
2.000%, 6/15/19	250,000	256,254
2.625%, 6/1/22	115,000	119,131
Petco Animal Supplies Stores, Inc., Term Loan
5.750%, 1/26/23	2,000,000	1,992,812

		2,528,808

Total Consumer Discretionary		56,855,795

Consumer Staples (0.9%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	255,068
2.650%, 2/1/21	130,000	133,409
3.300%, 2/1/23	200,000	207,574
3.700%, 2/1/24	100,000	106,059
3.650%, 2/1/26	350,000	368,008
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	58,210
5.375%, 1/15/20	250,000	280,883
4.375%, 2/15/21	25,000	27,625
2.500%, 7/15/22	100,000	100,398
Coca-Cola Co.
3.150%, 11/15/20	100,000	106,968
3.200%, 11/1/23	200,000	214,733
Cott Beverages, Inc.
5.375%, 7/1/22	1,500,000	1,522,500
PepsiCo, Inc.
5.000%, 6/1/18	100,000	108,441
7.900%, 11/1/18	144,000	167,547
1.850%, 4/30/20	200,000	201,896
3.600%, 3/1/24	250,000	273,986

		4,133,305

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	86,298
CVS Health Corp.
5.750%, 6/1/17	75,000	78,977
2.250%, 8/12/19	350,000	359,075
3.500%, 7/20/22	500,000	534,353
Kroger Co.
6.150%, 1/15/20	150,000	172,826
2.950%, 11/1/21	150,000	155,867
Sysco Corp.
2.600%, 10/1/20	40,000	40,785
2.500%, 7/15/21	25,000	25,237
U.S. Foods, Inc.
8.500%, 6/30/19	1,000,000	1,027,500
Walgreen Co.
3.100%, 9/15/22	150,000	151,239
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	250,000	250,376
3.300%, 11/18/21	150,000	154,421
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	209,212
1.125%, 4/11/18	200,000	201,054
3.625%, 7/8/20	100,000	109,059
3.250%, 10/25/20	100,000	107,601
3.300%, 4/22/24	100,000	107,777

		3,771,657

Food Products (0.1%)
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	101,779
General Mills, Inc.
5.650%, 2/15/19	100,000	111,094
2.200%, 10/21/19	250,000	254,232
J.M. Smucker Co.
3.000%, 3/15/22	180,000	184,789
Kellogg Co.
3.250%, 5/21/18	200,000	206,996
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	116,160
2.800%, 7/2/20§	250,000	255,211
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	106,160
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	255,443
4.500%, 6/15/22	100,000	109,864

		1,701,728

Household Products (0.1%)
Clorox Co.
3.050%, 9/15/22	150,000	152,509
3.500%, 12/15/24	100,000	102,279
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	151,910
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	53,386
3.625%, 8/1/20	50,000	53,848
Procter & Gamble Co.
4.700%, 2/15/19	350,000	384,926

		898,858

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	55,535
2.625%, 1/14/20	200,000	206,732
2.850%, 8/9/22	200,000	207,350
4.000%, 1/31/24	100,000	110,819
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	68,882
2.500%, 8/22/22	100,000	102,449
3.600%, 11/15/23	50,000	54,609

		806,376

Total Consumer Staples		11,311,924

Energy (2.3%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
3.700%, 6/15/24	150,000	147,884
Halliburton Co.
2.000%, 8/1/18	100,000	100,560
3.250%, 11/15/21	100,000	102,073
3.800%, 11/15/25	30,000	29,871
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	288,550
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	125,488

		794,426

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	150,000	132,666

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Antero Resources Corp.
5.375%, 11/1/21	$2,100,000	$1,942,500
Bill Barrett Corp.
7.625%, 10/1/19	3,250,000	2,210,000
7.000%, 10/15/22	500,000	300,000
BP Capital Markets plc
1.375%, 5/10/18	250,000	247,940
2.315%, 2/13/20	200,000	201,075
4.500%, 10/1/20	100,000	108,952
3.814%, 2/10/24	250,000	259,473
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	103,088
Chesapeake Energy Corp.
7.250%, 12/15/18	3,000,000	1,620,000
8.000%, 12/15/22§	2,440,000	1,195,600
Chevron Corp.
1.345%, 11/15/17	250,000	251,440
1.790%, 11/16/18	350,000	354,344
2.193%, 11/15/19	35,000	35,641
2.355%, 12/5/22	150,000	149,570
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	194,022
ConocoPhillips Co.
2.875%, 11/15/21	120,000	117,976
2.400%, 12/15/22	150,000	140,862
Denbury Resources, Inc.
5.500%, 5/1/22	500,000	223,750
Devon Energy Corp.
4.000%, 7/15/21	100,000	88,962
Ecopetrol S.A.
7.625%, 7/23/19	50,000	54,875
Enable Midstream Partners LP
3.900%, 5/15/24	150,000	118,552
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	99,576
Enbridge, Inc.
5.600%, 4/1/17	250,000	250,679
Energy Transfer Equity LP
5.500%, 6/1/27	1,500,000	1,203,750
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	144,788
3.600%, 2/1/23	100,000	86,909
4.050%, 3/15/25	100,000	88,298
Energy XXI Gulf Coast, Inc.
11.000%, 3/15/20§	900,000	123,750
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	100,212
3.350%, 3/15/23	150,000	148,831
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,340
4.100%, 2/1/21	100,000	105,523
EQT Corp.
4.875%, 11/15/21	50,000	47,819
Exxon Mobil Corp.
1.305%, 3/6/18	250,000	251,276
2.397%, 3/6/22	150,000	151,960
3.176%, 3/15/24	150,000	156,160
Halcon Resources Corp.
13.000%, 2/15/22§	1,907,000	567,332
Husky Energy, Inc.
4.000%, 4/15/24	50,000	47,166
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	353,671
4.300%, 5/1/24	150,000	141,912
Kinder Morgan, Inc.
2.000%, 12/1/17	350,000	346,115
5.625%, 11/15/23§	2,300,000	2,310,815
7.750%, 1/15/32	1,700,000	1,768,304
Marathon Oil Corp.
2.800%, 11/1/22	100,000	80,500
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	51,961
3.625%, 9/15/24	150,000	136,909
MPLX LP
4.875%, 6/1/25§	100,000	91,013
NGL Energy Partners LP/NGL Energy Finance Corp.
6.875%, 10/15/21	1,000,000	590,000
NGPL PipeCo LLC
7.119%, 12/15/17§	925,000	893,828
Noble Energy, Inc.
4.150%, 12/15/21	150,000	149,707
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	197,330
ONEOK Partners LP
8.625%, 3/1/19	100,000	108,741
Petroleos Mexicanos
5.750%, 3/1/18	300,000	315,000
3.500%, 7/18/18	200,000	202,700
4.875%, 1/24/22	250,000	248,375
4.250%, 1/15/25	100,000	92,500
Phillips 66
2.950%, 5/1/17	250,000	254,500
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	41,577
3.850%, 10/15/23	100,000	88,319
Sabine Pass LNG LP
7.500%, 11/30/16	500,000	514,500
Sanchez Energy Corp.
7.750%, 6/15/21	2,800,000	1,610,000
Statoil ASA
3.125%, 8/17/17	250,000	256,159
5.250%, 4/15/19	25,000	27,466
2.900%, 11/8/20	200,000	205,047
2.750%, 11/10/21	150,000	151,853
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	176,545
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	137,066
Total Capital International S.A.
2.700%, 1/25/23	200,000	197,972
Total Capital S.A.
4.125%, 1/28/21	250,000	270,794
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	130,240
3.800%, 10/1/20	100,000	103,473
4.875%, 1/15/26	120,000	126,318
Valero Energy Corp.
6.125%, 2/1/20	150,000	166,607
W&T Offshore, Inc.
8.500%, 6/15/19	3,100,000	364,250
Williams Partners LP
5.250%, 3/15/20	100,000	95,838
4.125%, 11/15/20	100,000	90,641
4.300%, 3/4/24	150,000	124,972

		26,855,175

Total Energy		27,649,601

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (6.0%)
Banks (3.7%)
Australia & New Zealand Banking Group Ltd./New York
2.250%, 6/13/19	$250,000	$252,298
Bank of America Corp.
6.400%, 8/28/17	150,000	159,427
5.650%, 5/1/18	550,000	590,831
2.600%, 1/15/19	250,000	253,726
7.625%, 6/1/19	250,000	290,996
2.250%, 4/21/20	300,000	297,116
5.700%, 1/24/22	100,000	114,440
3.300%, 1/11/23	150,000	151,283
4.125%, 1/22/24	100,000	105,857
4.000%, 4/1/24	350,000	367,498
4.000%, 1/22/25	250,000	250,217
6.100%, 3/17/25(l)(y)	1,000,000	983,800
Bank of Montreal
2.375%, 1/25/19	50,000	50,897
Bank of Nova Scotia
1.300%, 7/21/17	250,000	250,200
2.050%, 6/5/19	250,000	251,656
Barclays Bank plc
5.140%, 10/14/20	100,000	106,606
Barclays plc
2.750%, 11/8/19	250,000	249,524
4.375%, 1/12/26	200,000	196,102
BB&T Corp.
2.050%, 6/19/18	200,000	201,971
2.450%, 1/15/20	300,000	304,917
BNP Paribas S.A.
2.700%, 8/20/18	100,000	102,143
3.250%, 3/3/23	100,000	102,869
4.250%, 10/15/24	200,000	201,474
Capital One Bank USA N.A.
1.300%, 6/5/17	250,000	249,157
Citigroup, Inc.
1.850%, 11/24/17	250,000	250,482
1.750%, 5/1/18	250,000	249,253
2.050%, 12/7/18	350,000	350,386
2.550%, 4/8/19	100,000	101,292
5.875%, 3/27/20(l)(y)	4,000,000	3,835,000
5.950%, 8/15/20(l)(y)	3,000,000	2,876,400
3.875%, 10/25/23	150,000	156,956
6.300%, 5/15/24(l)(y)	4,500,000	4,359,600
3.300%, 4/27/25	345,000	344,240
Commonwealth Bank of Australia/New York
2.250%, 3/13/19	250,000	252,791
Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	82,577
3.875%, 2/8/22	75,000	79,989
4.375%, 8/4/25	250,000	256,283
Cooperatieve Rabobank UA/New York
2.250%, 1/14/19	250,000	253,482
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20§	250,000	247,533
Discover Bank/Delaware
3.200%, 8/9/21	250,000	250,738
Fifth Third Bancorp
2.300%, 3/1/19	125,000	125,975
HSBC Holdings plc
5.100%, 4/5/21	100,000	109,604
4.000%, 3/30/22	100,000	104,861
4.250%, 3/14/24	200,000	201,566
4.300%, 3/8/26	250,000	257,492
Huntington National Bank
2.200%, 4/1/19	250,000	248,378
Industrial & Commercial Bank of China Ltd./New York
3.231%, 11/13/19	250,000	258,632
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	204,708
JPMorgan Chase & Co.
6.000%, 1/15/18	250,000	269,145
7.900%, 4/30/18(l)(y)	9,468,000	9,468,000
1.625%, 5/15/18	250,000	250,458
2.250%, 1/23/20	150,000	151,029
4.250%, 10/15/20	200,000	216,958
4.500%, 1/24/22	250,000	275,640
3.250%, 9/23/22	100,000	104,017
3.200%, 1/25/23	150,000	153,796
5.150%, 5/1/23(l)(y)	2,000,000	1,915,000
3.625%, 5/13/24	250,000	261,108
3.125%, 1/23/25	150,000	150,443
KeyCorp
2.900%, 9/15/20	100,000	101,373
5.100%, 3/24/21	50,000	55,333
KfW
1.000%, 6/11/18	250,000	250,138
1.125%, 8/6/18	750,000	750,928
4.875%, 6/17/19	250,000	278,137
1.500%, 4/20/20	250,000	251,194
2.750%, 9/8/20	150,000	157,541
1.625%, 3/15/21	250,000	250,996
2.625%, 1/25/22	300,000	316,149
2.125%, 1/17/23	250,000	255,215
Landwirtschaftliche Rentenbank
0.875%, 9/12/17	350,000	349,801
Lloyds Bank plc
2.350%, 9/5/19	200,000	201,538
2.400%, 3/17/20	200,000	200,077
6.375%, 1/21/21	100,000	118,168
Manufacturers & Traders Trust Co.
1.400%, 7/25/17	250,000	249,025
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	48,894
MUFG Union Bank N.A.
2.250%, 5/6/19	250,000	251,282
Oesterreichische Kontrollbank AG
0.750%, 5/19/17	250,000	249,658
PNC Bank N.A.
2.250%, 7/2/19	250,000	253,684
PNC Financial Services Group, Inc.
3.900%, 4/29/24	250,000	262,805
PNC Funding Corp.
5.125%, 2/8/20	100,000	110,805
Royal Bank of Canada
2.200%, 7/27/18	250,000	253,467
2.500%, 1/19/21	150,000	153,077
Royal Bank of Scotland Group plc
6.400%, 10/21/19	100,000	112,000
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	118,591
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	253,648
2.650%, 7/23/20	250,000	253,145
SunTrust Banks, Inc./Georgia
2.350%, 11/1/18	150,000	150,744
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	252,888

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Toronto-Dominion Bank
1.400%, 4/30/18	$250,000	$249,461
2.250%, 11/5/19	150,000	151,870
U.S. Bancorp
2.200%, 4/25/19	150,000	152,745
2.950%, 7/15/22	150,000	153,251
U.S. Bank N.A./Ohio
2.125%, 10/28/19	250,000	253,356
Wachovia Corp.
5.750%, 6/15/17	100,000	105,211
Wells Fargo & Co.
5.625%, 12/11/17	250,000	267,526
2.150%, 1/15/19	150,000	152,449
2.600%, 7/22/20	105,000	107,420
2.550%, 12/7/20	350,000	355,421
3.500%, 3/8/22	100,000	106,592
3.450%, 2/13/23	100,000	102,788
4.125%, 8/15/23	100,000	106,453
5.900%, 6/15/24(l)(y)	1,200,000	1,215,000
3.300%, 9/9/24	250,000	257,306
Westpac Banking Corp.
2.000%, 8/14/17	200,000	201,942
1.500%, 12/1/17	150,000	150,498
2.250%, 7/30/18	250,000	253,507

		45,611,914

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	111,899
Bank of New York Mellon Corp.
2.600%, 8/17/20	200,000	204,095
4.150%, 2/1/21	100,000	108,322
3.550%, 9/23/21	100,000	106,474
Charles Schwab Corp.
3.225%, 9/1/22	100,000	104,140
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	108,224
4.375%, 8/5/20	250,000	271,175
3.625%, 9/9/24	250,000	253,002
Deutsche Bank AG/London
6.000%, 9/1/17	150,000	158,063
2.500%, 2/13/19	150,000	151,572
Goldman Sachs Group, Inc.
6.150%, 4/1/18	600,000	648,405
2.900%, 7/19/18	150,000	153,315
2.550%, 10/23/19	250,000	253,398
2.750%, 9/15/20	45,000	45,677
5.750%, 1/24/22	250,000	287,775
3.625%, 1/22/23	150,000	154,709
4.000%, 3/3/24	250,000	261,967
4.250%, 10/21/25	200,000	201,904
Jefferies Group LLC
5.125%, 4/13/18	100,000	103,330
8.500%, 7/15/19	75,000	85,235
Morgan Stanley
1.875%, 1/5/18	100,000	100,326
6.625%, 4/1/18	250,000	273,080
7.300%, 5/13/19	200,000	230,047
2.375%, 7/23/19	150,000	151,349
2.800%, 6/16/20	140,000	142,478
5.550%, 7/15/20(l)(y)	700,000	686,000
5.750%, 1/25/21	250,000	285,350
4.875%, 11/1/22	100,000	107,904
3.750%, 2/25/23	100,000	104,130
4.100%, 5/22/23	100,000	103,026
3.875%, 4/29/24	100,000	104,766
3.700%, 10/23/24	150,000	155,039
3.875%, 1/27/26	200,000	208,575
State Street Corp.
4.375%, 3/7/21	150,000	164,555
3.300%, 12/16/24	95,000	98,504
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	255,080
UBS AG/Connecticut
2.350%, 3/26/20	250,000	252,722

		7,195,612

Consumer Finance (0.6%)
American Express Co.
1.550%, 5/22/18	150,000	149,681
2.650%, 12/2/22	212,000	210,698
3.625%, 12/5/24	150,000	151,211
American Express Credit Corp.
1.125%, 6/5/17	250,000	249,688
American Honda Finance Corp.
2.450%, 9/24/20	250,000	256,155
Capital One Financial Corp.
4.750%, 7/15/21	100,000	108,480
3.500%, 6/15/23	200,000	202,281
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	155,145
2.100%, 6/9/19	250,000	255,070
Discover Financial Services
3.850%, 11/21/22	100,000	98,750
Ford Motor Credit Co. LLC
3.000%, 6/12/17	200,000	202,588
2.375%, 3/12/19	250,000	248,661
5.875%, 8/2/21	200,000	229,272
4.134%, 8/4/25	200,000	207,086
General Motors Financial Co., Inc.
2.400%, 4/10/18	75,000	75,022
3.700%, 11/24/20	165,000	167,030
4.000%, 1/15/25	250,000	241,500
HSBC Finance Corp.
6.676%, 1/15/21	250,000	286,849
John Deere Capital Corp.
1.125%, 6/12/17	250,000	250,154
2.050%, 3/10/20	100,000	100,826
OneMain Financial Holdings LLC
7.250%, 12/15/21§	2,500,000	2,482,750
Synchrony Financial
3.000%, 8/15/19	250,000	252,600
3.750%, 8/15/21	75,000	77,005
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	182,857
2.750%, 5/17/21	250,000	259,433

		7,100,792

Diversified Financial Services (0.5%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	600,000	634,500
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	165,843
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	96,828
Boeing Capital Corp.
4.700%, 10/27/19	100,000	110,188
First Eagle Investment Management, LLC
4.750%, 11/30/22	2,000,000	1,966,666
GE Capital International Funding Co.
2.342%, 11/15/20§	283,000	289,743
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	40,841

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 10/15/23	$100,000	$104,472
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	483,169
Leucadia National Corp.
5.500%, 10/18/23	100,000	93,750
McGraw Hill Financial, Inc.
3.300%, 8/14/20	50,000	51,721
Moody’s Corp.
4.500%, 9/1/22	50,000	54,585
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	85,594
2.300%, 11/15/19	200,000	203,490
Shell International Finance B.V.
2.375%, 8/21/22	250,000	246,930
3.400%, 8/12/23	100,000	103,519
3.250%, 5/11/25	140,000	141,070
Stena International S.A.
5.750%, 3/1/24§	800,000	664,000
Voya Financial, Inc.
2.900%, 2/15/18	100,000	101,191

		5,638,100

Insurance (0.2%)
Allstate Corp.
3.150%, 6/15/23	100,000	102,776
American International Group, Inc.
3.375%, 8/15/20	150,000	154,567
3.300%, 3/1/21	55,000	56,198
Aon Corp.
5.000%, 9/30/20	50,000	55,405
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	250,000	252,229
4.250%, 1/15/21	100,000	111,279
Chubb Corp.
6.375%, 4/15/37(l)	50,000	43,500
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	260,412
CNA Financial Corp.
5.875%, 8/15/20	100,000	111,622
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	165,866
Lincoln National Corp.
8.750%, 7/1/19	100,000	118,929
4.850%, 6/24/21	50,000	54,385
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	166,253
MetLife, Inc.
4.750%, 2/8/21	100,000	111,071
3.600%, 4/10/24	250,000	258,883
Progressive Corp.
3.750%, 8/23/21	50,000	53,520
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	230,916
5.875%, 9/15/42(l)	150,000	155,813
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	104,981
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	69,680

		2,638,285

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20	75,000	81,759
3.500%, 1/31/23	150,000	150,895
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	100,830
Boston Properties LP
5.625%, 11/15/20	70,000	79,075
3.850%, 2/1/23	100,000	105,184
Corporate Office Properties LP
5.250%, 2/15/24	150,000	154,610
Crown Castle International Corp.
4.450%, 2/15/26	250,000	259,450
ERP Operating LP
4.625%, 12/15/21	150,000	166,826
Essex Portfolio LP
3.875%, 5/1/24	250,000	258,141
HCP, Inc.
5.375%, 2/1/21	150,000	164,459
3.875%, 8/15/24	150,000	145,328
Liberty Property LP
4.125%, 6/15/22	100,000	103,418
National Retail Properties, Inc.
3.900%, 6/15/24	250,000	253,861
Prologis LP
3.350%, 2/1/21	100,000	103,951
Realty Income Corp.
3.250%, 10/15/22	150,000	149,398
Senior Housing Properties Trust
3.250%, 5/1/19	150,000	149,399
Simon Property Group LP
5.650%, 2/1/20	300,000	338,663
3.500%, 9/1/25	150,000	158,152
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	110,042
4.250%, 3/1/22	100,000	106,116
Welltower, Inc.
4.700%, 9/15/17	100,000	103,918
4.000%, 6/1/25	150,000	149,956

		3,393,431

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	770,000

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	100,000	102,700
2.350%, 9/10/19	250,000	250,969
BPCE S.A.
2.500%, 7/15/19	250,000	253,652

		607,321

Total Financials		72,955,455

Health Care (3.2%)
Biotechnology (0.1%)
Amgen, Inc.
3.450%, 10/1/20	150,000	159,201
2.700%, 5/1/22	110,000	112,249
3.625%, 5/22/24	250,000	263,486
Biogen, Inc.
4.050%, 9/15/25	40,000	42,688
Celgene Corp.
2.300%, 8/15/18	100,000	101,535
3.950%, 10/15/20	100,000	106,829
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	111,330
3.250%, 9/1/22	40,000	42,144
3.700%, 4/1/24	100,000	107,328

		1,046,790

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.550%, 3/15/22	$175,000	$177,969
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	255,960
3.875%, 5/15/24	150,000	159,930
3.734%, 12/15/24	25,000	26,593
Boston Scientific Corp.
2.650%, 10/1/18	100,000	101,706
3.850%, 5/15/25	150,000	155,250
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	200,722
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC
5.750%, 8/1/22§	2,500,000	2,297,000
5.500%, 4/15/25§	1,000,000	875,000
Medtronic, Inc.
4.125%, 3/15/21	100,000	110,697
3.150%, 3/15/22	80,000	84,411
2.750%, 4/1/23	100,000	102,606
Stryker Corp.
3.375%, 5/15/24	150,000	152,785
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	202,582

		4,903,211

Health Care Providers & Services (1.5%)
Aetna, Inc.
2.750%, 11/15/22	150,000	149,427
3.500%, 11/15/24	150,000	152,786
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	154,028
Anthem, Inc.
2.250%, 8/15/19	225,000	223,515
3.125%, 5/15/22	150,000	150,690
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	51,644
CHS/Community Health Systems, Inc.
8.000%, 11/15/19	2,500,000	2,434,500
7.125%, 7/15/20	2,500,000	2,362,500
6.875%, 2/1/22	1,800,000	1,624,500
Cigna Corp.
4.500%, 3/15/21	150,000	163,298
DaVita HealthCare Partners, Inc.
5.125%, 7/15/24	1,100,000	1,111,660
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	162,765
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,610,880
5.875%, 5/1/23	1,500,000	1,573,200
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	151,327
3.200%, 2/1/22	75,000	74,838
McKesson Corp.
3.796%, 3/15/24	100,000	104,154
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	105,975
Tenet Healthcare Corp.
8.125%, 4/1/22	3,000,000	3,086,400
UnitedHealth Group, Inc.
1.400%, 12/15/17	200,000	200,571
6.000%, 2/15/18	300,000	325,716
2.875%, 12/15/21	65,000	67,438
3.750%, 7/15/25	150,000	161,340

		18,203,152

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	103,062
Life Technologies Corp.
5.000%, 1/15/21	100,000	109,579
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	252,150
3.600%, 8/15/21	50,000	51,788
3.300%, 2/15/22	100,000	101,487

		618,066

Pharmaceuticals (1.2%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	151,556
2.900%, 11/6/22	200,000	202,276
3.600%, 5/14/25	185,000	191,815
Actavis Funding SCS
1.300%, 6/15/17	200,000	199,587
3.450%, 3/15/22	250,000	259,485
3.800%, 3/15/25	250,000	259,150
Actavis, Inc.
3.250%, 10/1/22	150,000	153,948
AstraZeneca plc
5.900%, 9/15/17	63,000	67,208
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	100,097
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,345
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	202,675
2.800%, 3/18/23	100,000	103,389
Johnson & Johnson
2.450%, 12/5/21	150,000	155,487
2.050%, 3/1/23	35,000	35,178
3.375%, 12/5/23	100,000	110,273
Merck & Co., Inc.
1.300%, 5/18/18	250,000	251,669
1.850%, 2/10/20	250,000	254,189
2.350%, 2/10/22	45,000	45,912
2.400%, 9/15/22	150,000	151,724
Novartis Capital Corp.
3.400%, 5/6/24	100,000	107,320
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	276,175
Pfizer, Inc.
4.650%, 3/1/18	50,000	53,435
6.200%, 3/15/19	100,000	113,598
2.100%, 5/15/19	250,000	256,447
3.400%, 5/15/24	100,000	107,094
Sanofi S.A.
1.250%, 4/10/18	250,000	251,109
4.000%, 3/29/21	75,000	82,413
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	79,000	79,170
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23§	2,100,000	1,640,730
6.125%, 4/15/25§	1,600,000	1,232,000
Vizient, Inc.
10.375%, 3/1/24§	3,000,000	3,217,500
Vizient, Inc., Term Loan B
6.500%, 2/8/23	4,000,000	4,016,668

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Zoetis, Inc.
3.250%, 2/1/23	$150,000	$147,661

		14,527,283

Total Health Care		39,298,502

Industrials (1.4%)
Aerospace & Defense (0.4%)
Bombardier, Inc.
7.500%, 3/15/25§	1,000,000	760,000
General Dynamics Corp.
3.875%, 7/15/21	100,000	108,253
Honeywell International, Inc.
5.300%, 3/1/18	85,000	91,715
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	163,249
3.550%, 1/15/26	150,000	158,786
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	105,748
Precision Castparts Corp.
2.500%, 1/15/23	75,000	75,082
Raytheon Co.
6.400%, 12/15/18	50,000	56,718
Textron, Inc.
4.300%, 3/1/24	100,000	104,662
TransDigm, Inc.
6.000%, 7/15/22	700,000	695,660
6.500%, 7/15/24	1,500,000	1,488,450
United Technologies Corp.
6.125%, 2/1/19	233,000	261,875
3.100%, 6/1/22	50,000	52,789

		4,122,987

Air Freight & Logistics (0.5%)
FedEx Corp.
2.300%, 2/1/20	85,000	86,046
2.625%, 8/1/22	50,000	50,424
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	65,063
3.125%, 1/15/21	200,000	213,549
XPO Logistics, Inc.
5.500%, 10/27/21	1,000,000	1,003,125
6.500%, 6/15/22§	5,000,000	4,875,000

		6,293,207

Airlines (0.0%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	168,031	179,374

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	101,612
Republic Services, Inc.
5.250%, 11/15/21	100,000	113,689

		215,301

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	152,734

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	150,192
Emerson Electric Co.
2.625%, 2/15/23	150,000	150,058

		300,250

Industrial Conglomerates (0.1%)
Danaher Corp.
3.900%, 6/23/21	50,000	54,838
General Electric Co.
4.625%, 1/7/21	101,000	113,990
3.150%, 9/7/22	100,000	106,314
2.700%, 10/9/22	250,000	259,965
3.100%, 1/9/23	150,000	158,970
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	105,331
Pentair Finance S.A.
3.150%, 9/15/22	150,000	144,424
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	99,483
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	107,131

		1,150,446

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	101,318
Deere & Co.
4.375%, 10/16/19	150,000	164,012
2.600%, 6/8/22	100,000	101,595
Flowserve Corp.
4.000%, 11/15/23	100,000	101,682
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	160,830
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	250,000	250,604
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	100,965

		981,006

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	124,119
3.750%, 4/1/24	25,000	27,242
3.400%, 9/1/24	250,000	266,083
Canadian National Railway Co.
5.550%, 5/15/18	48,000	51,774
CSX Corp.
7.375%, 2/1/19	100,000	115,227
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	44,652
Ryder System, Inc.
3.500%, 6/1/17	100,000	102,156
2.500%, 5/11/20	65,000	63,877
Union Pacific Corp.
5.700%, 8/15/18	100,000	109,774
3.250%, 8/15/25	150,000	160,177

		1,065,081

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21	150,000	151,500
GATX Corp.
2.375%, 7/30/18	150,000	150,104
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,047,500
United Rentals North America, Inc.
5.750%, 11/15/24	1,500,000	1,507,500

		2,856,604

Total Industrials		17,316,990

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	277,318
3.625%, 3/4/24	150,000	163,907
Harris Corp.
2.700%, 4/27/20	150,000	149,886

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Juniper Networks, Inc.
4.600%, 3/15/21	$50,000	$52,852
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	246,582

		890,545

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
2.550%, 1/30/19	100,000	100,670

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	252,139
eBay, Inc.
2.200%, 8/1/19	150,000	150,494
3.250%, 10/15/20	50,000	51,370
2.600%, 7/15/22	100,000	95,620

		549,623

IT Services (0.6%)
Computer Sciences Corp.
4.450%, 9/15/22	100,000	101,641
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	98,987
5.000%, 10/15/25	200,000	215,626
First Data Corp.
7.000%, 12/1/23§	5,400,000	5,454,000
Fiserv, Inc.
4.750%, 6/15/21	100,000	108,056
International Business Machines Corp.
5.700%, 9/14/17	350,000	373,640
1.125%, 2/6/18	200,000	200,360
1.950%, 2/12/19	200,000	203,207
3.375%, 8/1/23	150,000	158,761
3.450%, 2/19/26	150,000	156,853
MasterCard, Inc.
3.375%, 4/1/24	50,000	53,175
Visa, Inc.
2.200%, 12/14/20	350,000	358,768
2.800%, 12/14/22	115,000	119,936
Xerox Corp.
2.750%, 9/1/20	80,000	74,786
4.500%, 5/15/21	150,000	150,603

		7,828,399

Semiconductors & Semiconductor Equipment (0.5%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	110,198
Freescale Semiconductor, Inc.
5.000%, 5/15/21§	5,000,000	5,175,000
Intel Corp.
3.300%, 10/1/21	100,000	107,226
2.700%, 12/15/22	150,000	154,664
KLA-Tencor Corp.
3.375%, 11/1/19	250,000	253,885
4.125%, 11/1/21	135,000	141,111
Lam Research Corp.
3.800%, 3/15/25	60,000	57,834
QUALCOMM, Inc.
3.450%, 5/20/25	150,000	154,919
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	150,758

		6,305,595

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	205,757
Autodesk, Inc.
1.950%, 12/15/17	50,000	49,679
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	1,775,000
CA, Inc.
2.875%, 8/15/18	200,000	203,315
Microsoft Corp.
1.000%, 5/1/18	200,000	200,683
4.000%, 2/8/21	150,000	166,921
2.375%, 2/12/22	145,000	149,036
2.650%, 11/3/22	110,000	114,059
Oracle Corp.
5.750%, 4/15/18	250,000	273,290
2.250%, 10/8/19	250,000	257,393
2.500%, 5/15/22	150,000	152,811
2.500%, 10/15/22	200,000	202,651

		3,750,595

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.000%, 5/3/18	500,000	500,580
2.150%, 2/9/22	150,000	151,140
2.850%, 2/23/23	110,000	113,916
3.450%, 5/6/24	250,000	264,873
3.200%, 5/13/25	115,000	120,053
EMC Corp.
1.875%, 6/1/18	250,000	244,394
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§	250,000	257,241
NetApp, Inc.
2.000%, 12/15/17	150,000	149,631
Seagate HDD Cayman
4.750%, 6/1/23	75,000	61,500
Western Digital Corp.
7.375%, 4/1/23§	1,000,000	1,018,800
10.500%, 4/1/24§	1,000,000	1,002,500
Western Digital Corp., Term Loan
6.500%, 3/16/23	5,000,000	4,936,000

		8,820,628

Total Information Technology		28,246,055

Materials (1.0%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	50,000	49,469
3.375%, 3/15/25	150,000	145,214
Albemarle Corp.
4.150%, 12/1/24	200,000	197,900
Dow Chemical Co.
8.550%, 5/15/19	150,000	178,077
3.000%, 11/15/22	150,000	152,866
E.I. du Pont de Nemours & Co.
6.000%, 7/15/18	250,000	275,057
Eastman Chemical Co.
2.700%, 1/15/20	250,000	254,537
3.600%, 8/15/22	100,000	103,536
Lubrizol Corp.
8.875%, 2/1/19	55,000	65,386
LyondellBasell Industries N.V.
6.000%, 11/15/21	200,000	232,435
Monsanto Co.
1.150%, 6/30/17	250,000	249,269
2.750%, 7/15/21	60,000	61,128
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	200,000	203,760

		2,168,634

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.250%, 1/15/21§	$1,000,000	$1,037,500

Containers & Packaging (0.2%)
International Paper Co.
4.750%, 2/15/22	124,000	136,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,242,000
9.875%, 8/15/19	800,000	827,040
5.750%, 10/15/20	900,000	923,670

		3,129,148

Metals & Mining (0.5%)
Barrick Gold Corp.
4.100%, 5/1/23	48,000	46,621
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	160,000	180,072
3.850%, 9/30/23	250,000	256,952
First Quantum Minerals Ltd.
7.000%, 2/15/21§	1,035,000	701,213
FMG Resources (August 2006) Pty Ltd.
9.750%, 3/1/22§	4,000,000	3,980,000
Goldcorp, Inc.
2.125%, 3/15/18	100,000	98,489
Newmont Mining Corp.
3.500%, 3/15/22	100,000	98,941
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	118,295
Rio Tinto Finance USA plc
3.500%, 3/22/22	100,000	100,251
Vale Overseas Ltd.
4.375%, 1/11/22	150,000	127,762

		5,708,596

Total Materials		12,043,878

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
5.500%, 2/1/18	525,000	562,734
3.000%, 2/15/22	100,000	101,393
3.800%, 3/15/22	100,000	105,105
3.000%, 6/30/22	75,000	75,887
4.450%, 4/1/24	150,000	163,297
3.950%, 1/15/25	100,000	104,327
3.400%, 5/15/25	250,000	249,177
British Telecommunications plc
5.950%, 1/15/18	100,000	107,840
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 1/15/24	1,000,000	1,038,800
Frontier Communications Corp.
10.500%, 9/15/22§	5,000,000	5,112,500
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	1,000,000	602,500
Neptune Finco Corp.
10.875%, 10/15/25§	1,800,000	1,953,000
Qwest Corp.
6.750%, 12/1/21	100,000	107,450
Telecom Italia S.p.A.
5.303%, 5/30/24§	2,000,000	2,050,000
Telefonica Emisiones S.A.U.
4.570%, 4/27/23	150,000	163,680
Verizon Communications, Inc.
1.350%, 6/9/17	250,000	250,568
2.550%, 6/17/19	250,000	256,872
3.000%, 11/1/21	250,000	259,543
2.450%, 11/1/22	200,000	198,365
5.150%, 9/15/23	250,000	287,895
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,060,000
Wind Acquisition Finance S.A.
7.375%, 4/23/21§	1,000,000	902,500

		16,713,433

Wireless Telecommunication Services (1.8%)
Altice Financing S.A.
6.625%, 2/15/23§	1,500,000	1,500,000
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	221,154
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	110,986
Sprint Communications, Inc.
9.000%, 11/15/18§	3,400,000	3,561,500
7.000%, 8/15/20	1,000,000	795,000
11.500%, 11/15/21	2,500,000	2,221,000
Sprint Corp.
7.875%, 9/15/23	4,700,000	3,582,810
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,212,500
6.731%, 4/28/22	5,000,000	5,211,500
Vodafone Group plc
5.450%, 6/10/19	200,000	220,379
2.950%, 2/19/23	150,000	148,520

		22,785,349

Total Telecommunication Services		39,498,782

Utilities (2.0%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	154,501
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	153,896
3.400%, 9/1/21	100,000	106,910
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	149,606
DTE Electric Co.
3.450%, 10/1/20	100,000	106,369
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	29,713
Duke Energy Corp.
2.100%, 6/15/18	250,000	251,142
5.050%, 9/15/19	165,000	179,859
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	107,688
Edison International
3.750%, 9/15/17	100,000	103,303
Entergy Corp.
5.125%, 9/15/20	50,000	54,977
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	105,824
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	201,983
Northern States Power Co.
5.250%, 3/1/18	25,000	26,813
2.150%, 8/15/22	100,000	98,513
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19	250,000	251,738
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	105,890
3.750%, 2/15/24	100,000	106,992

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
PPL Capital Funding, Inc.
4.200%, 6/15/22	$75,000	$81,028
3.950%, 3/15/24	100,000	105,871
Progress Energy, Inc.
4.400%, 1/15/21	100,000	107,525
Public Service Electric & Gas Co.
3.050%, 11/15/24	150,000	155,396
Southern California Edison Co.
3.875%, 6/1/21	50,000	54,282
Southern Co.
2.150%, 9/1/19	150,000	150,375
2.750%, 6/15/20	150,000	152,057
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	110,922
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	106,691
3.100%, 5/15/25	200,000	204,250
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	52,071
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	110,524

		3,686,709

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	82,888
Dominion Gas Holdings LLC
3.600%, 12/15/24	150,000	154,091
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	1,910,000

		2,146,979

Independent Power and Renewable Electricity Producers (1.4%)
Calpine Corp.
5.375%, 1/15/23	3,000,000	2,910,000
5.750%, 1/15/25	6,000,000	5,760,000
Dynegy, Inc.
6.750%, 11/1/19	5,000,000	4,975,000
InterGen N.V.
7.000%, 6/30/23§	5,000,000	3,412,500

		17,057,500

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	75,342
2.000%, 11/15/18	60,000	60,529
3.750%, 11/15/23	250,000	267,528
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	175,000	189,233
Consumers Energy Co.
2.850%, 5/15/22	50,000	51,035
3.375%, 8/15/23	100,000	105,392
NiSource Finance Corp.
6.400%, 3/15/18	40,000	43,370
6.125%, 3/1/22	100,000	116,997
Puget Energy, Inc.
3.650%, 5/15/25	150,000	151,728
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	161,084
Sempra Energy
3.550%, 6/15/24	250,000	254,984

		1,477,222

Total Utilities		24,368,410

Total Corporate Bonds		329,545,392

Government Securities (16.2%)
Foreign Governments (0.5%)
Export-Import Bank of Korea
4.000%, 1/14/24	250,000	273,738
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	301,376
2.750%, 1/21/26	250,000	258,052
Province of British Columbia
2.000%, 10/23/22	200,000	201,519
Province of New Brunswick
2.750%, 6/15/18	50,000	51,500
Province of Ontario
1.100%, 10/25/17	500,000	498,939
2.000%, 9/27/18	250,000	253,696
2.450%, 6/29/22	150,000	153,836
Province of Quebec
2.750%, 8/25/21	200,000	208,553
2.625%, 2/13/23	200,000	205,515
2.875%, 10/16/24	100,000	103,920
Republic of Chile
3.125%, 1/21/26	200,000	202,500
Republic of Colombia
7.375%, 3/18/19	250,000	283,125
4.000%, 2/26/24	200,000	201,000
Republic of Italy
6.875%, 9/27/23	100,000	125,528
Republic of Panama
4.000%, 9/22/24	200,000	210,000
Republic of Peru
7.125%, 3/30/19	260,000	298,610
Republic of Philippines
6.500%, 1/20/20	250,000	294,687
10.625%, 3/16/25	150,000	245,250
Republic of Poland
6.375%, 7/15/19	150,000	170,625
5.000%, 3/23/22	150,000	167,437
4.000%, 1/22/24	100,000	106,750
Republic of South Africa
5.500%, 3/9/20	150,000	159,150
Republic of Turkey
6.750%, 4/3/18	250,000	269,063
7.500%, 11/7/19	200,000	228,250
3.250%, 3/23/23	250,000	235,625
7.375%, 2/5/25	150,000	179,625
United Mexican States
5.125%, 1/15/20	300,000	329,250
4.000%, 10/2/23	250,000	261,875

		6,478,994

Municipal Bonds (0.1%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107%, 7/1/18	100,000	101,178
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	43,867
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010
6.650%, 3/1/22	140,000	171,155
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	100,000	108,555

		424,755

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (0.7%)
Asian Development Bank
0.750%, 7/28/17	$500,000	$498,951
1.750%, 9/11/18	250,000	254,172
1.875%, 4/12/19	250,000	255,332
Council of Europe Development Bank
1.625%, 3/10/20	500,000	505,720
European Bank for Reconstruction & Development
0.750%, 9/1/17	250,000	249,509
1.000%, 6/15/18	250,000	249,724
1.625%, 11/15/18	150,000	152,101
European Investment Bank
0.875%, 4/18/17	500,000	499,767
5.125%, 5/30/17	250,000	262,288
1.000%, 8/17/17	500,000	500,209
1.000%, 6/15/18	250,000	249,574
1.125%, 8/15/18	500,000	500,995
1.625%, 12/18/18	150,000	151,923
1.750%, 6/17/19	500,000	507,904
1.625%, 3/16/20	500,000	498,130
4.000%, 2/16/21	200,000	222,685
Inter-American Development Bank
1.000%, 7/14/17	500,000	500,468
3.875%, 2/14/20	150,000	164,189
3.000%, 10/4/23	250,000	269,594
International Bank for Reconstruction & Development
1.000%, 6/15/18	500,000	499,364
1.875%, 3/15/19	250,000	255,195
1.625%, 3/9/21	250,000	251,206
2.250%, 6/24/21	500,000	516,943
2.125%, 2/13/23	200,000	203,530
International Finance Corp.
0.875%, 6/15/18	250,000	249,275
1.750%, 9/16/19	250,000	254,126

		8,722,874

U.S. Government Agencies (1.2%)
Federal Home Loan Bank
0.875%, 5/24/17	3,500,000	3,505,946
5.250%, 6/5/17	195,000	204,998
5.375%, 8/15/24	300,000	377,983
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	1,390,000	1,485,752
4.875%, 6/13/18	409,000	444,806
1.200%, 10/29/18	1,300,000	1,303,674
1.375%, 5/1/20	1,000,000	1,007,058
2.375%, 1/13/22	1,850,000	1,942,337
Federal National Mortgage Association (Zero Coupon), 6/1/17	650,000	644,192
5.375%, 6/12/17	1,371,000	1,445,788
0.875%, 5/21/18	1,050,000	1,051,510
1.875%, 9/18/18	600,000	614,336
1.750%, 9/12/19	200,000	204,818
Tennessee Valley Authority
5.500%, 7/18/17	500,000	530,229

		14,763,427

U.S. Treasuries (13.7%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	2,108,167
8.500%, 2/15/20	592,000	759,627
7.625%, 2/15/25	3,000,000	4,462,705
6.000%, 2/15/26	1,300,000	1,798,063
U.S. Treasury Notes
0.625%, 6/30/17	1,000,000	999,385
0.750%, 6/30/17	1,000,000	1,000,884
2.500%, 6/30/17	2,750,000	2,811,875
0.500%, 7/31/17	1,700,000	1,695,742
4.750%, 8/15/17	3,900,000	4,114,291
0.625%, 9/30/17	700,000	699,108
1.875%, 9/30/17	2,250,000	2,288,628
0.750%, 10/31/17	3,000,000	3,000,967
4.250%, 11/15/17	730,000	771,116
1.000%, 12/15/17	2,086,000	2,095,320
0.750%, 12/31/17	4,000,000	4,001,289
1.000%, 12/31/17	2,000,000	2,009,405
2.750%, 12/31/17	2,000,000	2,069,336
0.875%, 1/15/18	2,000,000	2,004,951
2.625%, 1/31/18	1,000,000	1,034,062
0.750%, 2/28/18	2,250,000	2,250,549
2.750%, 2/28/18	2,100,000	2,180,196
0.875%, 3/31/18	4,500,000	4,512,659
2.875%, 3/31/18	1,600,000	1,666,750
0.625%, 4/30/18	2,000,000	1,994,180
2.625%, 4/30/18	1,800,000	1,869,750
1.375%, 7/31/18	250,000	253,342
1.000%, 9/15/18	600,000	602,842
0.875%, 10/15/18	1,700,000	1,702,706
1.250%, 11/30/18	1,600,000	1,617,891
1.250%, 12/15/18	100,000	101,133
1.500%, 12/31/18	2,290,000	2,331,305
1.250%, 1/31/19	650,000	657,262
1.375%, 2/28/19	500,000	507,275
1.500%, 2/28/19	2,500,000	2,545,020
1.625%, 3/31/19	1,000,000	1,021,572
1.250%, 4/30/19	2,200,000	2,223,461
1.625%, 4/30/19	800,000	817,336
3.125%, 5/15/19	900,000	961,928
1.500%, 5/31/19	6,500,000	6,615,845
1.000%, 6/30/19	1,300,000	1,303,491
1.625%, 6/30/19	500,000	511,133
0.875%, 7/31/19	500,000	498,794
1.625%, 7/31/19	1,000,000	1,021,875
1.000%, 8/31/19	2,500,000	2,503,174
1.625%, 8/31/19	700,000	715,203
1.250%, 10/31/19	200,000	201,736
3.375%, 11/15/19	1,065,000	1,154,516
1.000%, 11/30/19	1,100,000	1,099,441
1.500%, 11/30/19	3,000,000	3,050,391
1.125%, 12/31/19	1,500,000	1,504,365
3.625%, 2/15/20	995,000	1,092,149
1.375%, 2/29/20	800,000	808,812
1.375%, 3/31/20	1,500,000	1,516,289
1.375%, 4/30/20	800,000	808,258
3.500%, 5/15/20	3,450,000	3,779,030
1.375%, 5/31/20	450,000	454,496
1.625%, 6/30/20	400,000	407,926
1.625%, 7/31/20	800,000	815,812
2.000%, 7/31/20	500,000	517,710
2.625%, 8/15/20	1,825,000	1,939,062
1.375%, 8/31/20	250,000	252,368
1.375%, 9/30/20	1,500,000	1,512,539
2.000%, 9/30/20	1,100,000	1,140,133
1.375%, 10/31/20	1,700,000	1,713,663
1.625%, 11/30/20	1,800,000	1,836,035
2.000%, 11/30/20	1,000,000	1,035,889
1.750%, 12/31/20	3,500,000	3,585,893
3.625%, 2/15/21	850,000	945,957
2.000%, 2/28/21	2,000,000	2,072,363
3.125%, 5/15/21	6,500,000	7,096,680
2.125%, 6/30/21	800,000	833,703

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 7/31/21	$500,000	$524,341
2.125%, 8/15/21	1,550,000	1,614,240
2.125%, 9/30/21	1,000,000	1,040,879
2.000%, 11/15/21	3,000,000	3,102,217
1.875%, 11/30/21	2,000,000	2,054,180
1.500%, 1/31/22	600,000	602,965
2.000%, 2/15/22	400,000	413,664
1.750%, 3/31/22	2,500,000	2,544,531
1.750%, 4/30/22	1,000,000	1,017,266
1.750%, 5/15/22	1,300,000	1,321,937
2.125%, 6/30/22	1,000,000	1,038,828
2.000%, 7/31/22	1,100,000	1,134,364
1.750%, 9/30/22	1,500,000	1,522,852
2.000%, 11/30/22	1,000,000	1,030,312
1.750%, 1/31/23	900,000	912,401
1.500%, 3/31/23	500,000	498,359
1.750%, 5/15/23	2,000,000	2,027,344
2.500%, 8/15/23	650,000	692,663
2.750%, 11/15/23	1,650,000	1,787,156
2.750%, 2/15/24	450,000	487,266
2.500%, 5/15/24	2,750,000	2,924,238
2.375%, 8/15/24	2,500,000	2,632,812
2.250%, 11/15/24	2,300,000	2,397,930
2.000%, 2/15/25	3,790,000	3,870,908
2.000%, 8/15/25	3,500,000	3,566,992
2.250%, 11/15/25	1,800,000	1,873,318

		166,520,772

Total Government Securities		196,910,822

Total Long-Term Debt Securities (43.4%) (Cost $538,473,216)		529,246,185

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Motors Liquidation Co.
0.000%(b)*†	200,000	—

Total Consumer Discretionary		—

Financials (0.1%)
Capital Markets (0.1%)
Morgan Stanley
6.375%(l)	30,000	782,100

Total Financials		782,100

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC
0.000%*	1,408	563,188

Total Industrials		563,188

Total Preferred Stocks (0.1%) (Cost $2,708,219)		1,345,288

CONVERTIBLE PREFERRED STOCKS:
Financials (1.0%)
Banks (0.9%)
Bank of America Corp.
7.250%	7,210	8,204,980
Wells Fargo & Co.
7.500%	2,500	3,012,525

		11,217,505

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	50,000	1,260,500

Total Financials		12,478,005

Health Care (0.3%)
Pharmaceuticals (0.3%)
Allergan plc
5.500%	2,000	1,838,280
Teva Pharmaceutical Industries Ltd.
7.000%	2,000	1,767,880

Total Health Care		3,606,160

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC
0.000%*	31	16,275

Total Industrials		16,275

Materials (0.2%)
Metals & Mining (0.2%)
Alcoa, Inc.
5.375%	60,000	1,979,400

Total Materials		1,979,400

Utilities (0.6%)
Electric Utilities (0.4%)
NextEra Energy, Inc.
6.371%	75,000	4,578,750

Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.000%	12,500	727,875
6.125%	12,500	733,125
6.375%	37,100	1,866,130

		3,327,130

Total Utilities		7,905,880

Total Convertible Preferred Stocks (2.1%) (Cost $22,365,425)		25,985,720

COMMON STOCKS:
Consumer Discretionary (4.6%)
Auto Components (0.1%)
BorgWarner, Inc.	2,595	99,648
Delphi Automotive plc	3,185	238,939
Goodyear Tire & Rubber Co.	3,089	101,875
Johnson Controls, Inc.	7,499	292,236

		732,698

Automobiles (1.5%)
Daimler AG (Registered)	37,200	2,851,764
Ford Motor Co.	642,122	8,668,647
General Motors Co.	204,742	6,435,041
Harley-Davidson, Inc.	2,126	109,128

		18,064,580

Distributors (0.0%)
Genuine Parts Co.	1,738	172,688

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,679	70,779

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	5,221	275,512
Chipotle Mexican Grill, Inc.*	349	164,369
Darden Restaurants, Inc.	1,307	86,654
Marriott International, Inc., Class A	2,194	156,169
McDonald’s Corp.	10,460	1,314,613

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Caribbean Cruises Ltd.	1,967	$161,589
Starbucks Corp.	17,119	1,022,004
Starwood Hotels & Resorts Worldwide, Inc.	1,954	163,022
Wyndham Worldwide Corp.	1,354	103,486
Wynn Resorts Ltd.	932	87,077
Yum! Brands, Inc.	4,754	389,115

		3,923,610

Household Durables (0.1%)
D.R. Horton, Inc.	3,743	113,151
Garmin Ltd.	1,358	54,266
Harman International Industries, Inc.	816	72,657
Leggett & Platt, Inc.	1,569	75,940
Lennar Corp., Class A	2,120	102,523
Mohawk Industries, Inc.*	729	139,166
Newell Rubbermaid, Inc.	3,071	136,014
PulteGroup, Inc.	3,681	68,871
Whirlpool Corp.	899	162,126

		924,714

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	4,475	2,656,539
Expedia, Inc.	1,377	148,468
Netflix, Inc.*	4,979	509,003
Priceline Group, Inc.*	575	741,152
TripAdvisor, Inc.*	1,295	86,118

		4,141,280

Leisure Products (0.0%)
Hasbro, Inc.	1,289	103,249
Mattel, Inc.	3,882	130,513

		233,762

Media (0.5%)
Cablevision Systems Corp. - New York Group, Class A	2,549	84,117
CBS Corp. (Non-Voting), Class B	4,884	269,060
Comcast Corp., Class A	28,219	1,723,616
Discovery Communications, Inc., Class A*	4,512	124,615
Interpublic Group of Cos., Inc.	4,705	107,980
News Corp., Class A	5,584	71,891
Omnicom Group, Inc.	2,786	231,879
Scripps Networks Interactive, Inc., Class A	1,080	70,740
TEGNA, Inc.	2,597	60,926
Time Warner Cable, Inc.	3,279	670,949
Time Warner, Inc.	9,161	664,630
Twenty-First Century Fox, Inc., Class A	18,077	505,507
Viacom, Inc., Class B	3,984	164,459
Walt Disney Co.	17,399	1,727,895

		6,478,264

Multiline Retail (1.1%)
Dollar General Corp.	3,378	289,157
Dollar Tree, Inc.*	2,741	226,023
Kohl’s Corp.	2,219	103,427
Macy’s, Inc.	3,622	159,694
Nordstrom, Inc.	21,517	1,230,987
Target Corp.	135,888	11,180,865

		13,190,153

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	840	134,686
AutoNation, Inc.*	898	41,919
AutoZone, Inc.*	349	278,045
Bed Bath & Beyond, Inc.*	1,862	92,430
Best Buy Co., Inc.	3,312	107,441
CarMax, Inc.*	2,279	116,457
GameStop Corp., Class A	1,224	38,838
Gap, Inc.	2,654	78,028
Home Depot, Inc.	14,698	1,961,154
L Brands, Inc.	2,946	258,688
Lowe’s Cos., Inc.	10,611	803,783
O’Reilly Automotive, Inc.*	1,125	307,867
Ross Stores, Inc.	4,713	272,883
Signet Jewelers Ltd.	913	113,239
Staples, Inc.	7,378	81,379
Tiffany & Co.	1,287	94,440
TJX Cos., Inc.	7,731	605,724
Tractor Supply Co.	1,557	140,846
Urban Outfitters, Inc.*	960	31,766

		5,559,613

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	3,172	127,166
Hanesbrands, Inc.	4,560	129,230
Michael Kors Holdings Ltd.*	2,064	117,565
NIKE, Inc., Class B	15,654	962,251
PVH Corp.	947	93,810
Ralph Lauren Corp.	686	66,034
Under Armour, Inc., Class A*	2,115	179,416
VF Corp.	3,904	252,823

		1,928,295

Total Consumer Discretionary		55,420,436

Consumer Staples (2.7%)
Beverages (1.1%)
Anheuser-Busch InBev S.A./N.V. (ADR)	9,500	1,184,270
Brown-Forman Corp., Class B	1,155	113,733
Coca-Cola Co.	45,117	2,092,978
Coca-Cola Enterprises, Inc.	2,417	122,639
Constellation Brands, Inc., Class A	2,045	308,979
Dr. Pepper Snapple Group, Inc.	2,189	195,740
Molson Coors Brewing Co., Class B	2,142	206,017
Monster Beverage Corp.*	1,744	232,615
PepsiCo, Inc.	89,778	9,200,449

		13,657,420

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	5,098	803,343
CVS Health Corp.	12,734	1,320,898
Kroger Co.	11,284	431,613
Sysco Corp.	6,052	282,810
Walgreens Boots Alliance, Inc.	10,011	843,327
Wal-Mart Stores, Inc.	18,181	1,245,217
Whole Foods Market, Inc.	3,769	117,253

		5,044,461

Food Products (0.6%)
Archer-Daniels-Midland Co.	6,915	251,084
Campbell Soup Co.	2,065	131,726
ConAgra Foods, Inc.	5,045	225,108
General Mills, Inc.	6,864	434,834
Hershey Co.	1,675	154,251
Hormel Foods Corp.	3,092	133,698
J.M. Smucker Co.	1,372	178,141
Kellogg Co.	2,919	223,449
Kraft Heinz Co.	6,900	542,064
McCormick & Co., Inc. (Non- Voting)	1,330	132,308
Mead Johnson Nutrition Co.	2,171	184,470

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mondelez International, Inc., Class A	18,200	$730,184
Nestle S.A. (Registered)	41,000	3,063,647
Tyson Foods, Inc., Class A	3,375	224,978

		6,609,942

Household Products (0.3%)
Church & Dwight Co., Inc.	1,512	139,376
Clorox Co.	1,507	189,973
Colgate-Palmolive Co.	10,319	729,037
Kimberly-Clark Corp.	4,176	561,714
Procter & Gamble Co.	30,749	2,530,950

		4,151,050

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	2,572	242,565

Tobacco (0.3%)
Altria Group, Inc.	22,685	1,421,442
Philip Morris International, Inc.	17,953	1,761,369
Reynolds American, Inc.	9,641	485,039

		3,667,850

Total Consumer Staples		33,373,288

Energy (5.1%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	5,094	223,270
Cameron International Corp.*	2,196	147,242
Diamond Offshore Drilling, Inc.	718	15,602
FMC Technologies, Inc.*	2,631	71,984
Halliburton Co.	78,266	2,795,662
Helmerich & Payne, Inc.	1,236	72,578
National Oilwell Varco, Inc.	4,375	136,062
Schlumberger Ltd.	31,038	2,289,052
Transocean Ltd.	3,918	35,811

		5,787,263

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	50,911	2,370,925
Apache Corp.	4,419	215,691
BP plc (ADR)	200,000	6,036,000
Cabot Oil & Gas Corp.	5,313	120,658
California Resources Corp.	21	21
Chesapeake Energy Corp.	5,929	24,427
Chevron Corp.	136,829	13,053,487
Cimarex Energy Co.	1,083	105,343
Columbia Pipeline Group, Inc.	4,486	112,599
Concho Resources, Inc.*	1,488	150,347
ConocoPhillips Co.	14,366	578,519
Devon Energy Corp.	5,883	161,430
EOG Resources, Inc.	6,377	462,843
EQT Corp.	1,853	124,633
Exxon Mobil Corp.	48,133	4,023,437
Hess Corp.	3,076	161,951
Kinder Morgan, Inc.	21,108	376,989
Marathon Oil Corp.	9,840	109,618
Marathon Petroleum Corp.	6,147	228,545
Murphy Oil Corp.	1,862	46,904
Newfield Exploration Co.*	2,303	76,575
Noble Energy, Inc.	4,999	157,019
Occidental Petroleum Corp.	50,849	3,479,597
ONEOK, Inc.	2,398	71,604
Phillips 66	5,443	471,309
Pioneer Natural Resources Co.	1,895	266,702
Range Resources Corp.	1,942	62,882
Royal Dutch Shell plc (ADR), Class A	322,300	15,615,435
Southwestern Energy Co.*	4,408	35,573
Spectra Energy Corp.	7,835	239,751
Tesoro Corp.	1,398	120,242
Total S.A. (ADR)	140,000	6,358,800
Valero Energy Corp.	5,461	350,269
Williams Cos., Inc.	7,822	125,700

		55,895,825

Total Energy		61,683,088

Financials (4.8%)
Banks (2.5%)
Bank of America Corp.	339,690	4,592,609
BB&T Corp.	9,103	302,857
Citigroup, Inc.	34,142	1,425,428
Citizens Financial Group, Inc.	6,079	127,355
Comerica, Inc.	2,040	77,255
Fifth Third Bancorp	9,209	153,698
Huntington Bancshares, Inc./Ohio	9,207	87,835
JPMorgan Chase & Co.	123,509	7,314,203
KeyCorp	9,640	106,426
M&T Bank Corp.	1,847	205,017
People’s United Financial, Inc.	3,554	56,615
PNC Financial Services Group, Inc.	5,822	492,366
Regions Financial Corp.	15,189	119,234
SunTrust Banks, Inc./Georgia	5,795	209,084
Toronto-Dominion Bank	25,000	1,079,114
U.S. Bancorp	123,977	5,032,226
Wells Fargo & Co.	176,384	8,529,930
Zions Bancorp	2,341	56,676

		29,967,928

Capital Markets (0.5%)
Affiliated Managers Group, Inc.*	623	101,175
Ameriprise Financial, Inc.	1,940	182,379
Bank of New York Mellon Corp.	12,424	457,576
BlackRock, Inc.	1,463	498,254
Charles Schwab Corp.	55,912	1,566,654
E*TRADE Financial Corp.*	3,327	81,478
Franklin Resources, Inc.	4,371	170,688
Goldman Sachs Group, Inc.	4,546	713,631
Invesco Ltd.	4,777	146,988
Legg Mason, Inc.	1,258	43,627
Morgan Stanley	53,708	1,343,237
Northern Trust Corp.	2,510	163,577
State Street Corp.	4,607	269,602
T. Rowe Price Group, Inc.	2,851	209,435

		5,948,301

Consumer Finance (0.1%)
American Express Co.	9,502	583,423
Capital One Financial Corp.	6,136	425,286
Discover Financial Services	4,792	244,009
Navient Corp.	4,288	51,327
Synchrony Financial*	9,607	275,337

		1,579,382

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	21,708	3,079,931
CME Group, Inc./Illinois	3,938	378,245
Intercontinental Exchange, Inc.	1,386	325,904
Leucadia National Corp.	3,867	62,529
McGraw Hill Financial, Inc.	3,077	304,562
Moody’s Corp.	1,954	188,678
Nasdaq, Inc.	1,356	90,011

		4,429,860

Insurance (0.8%)
Aflac, Inc.	4,841	305,661
Allstate Corp.	4,393	295,956
American International Group, Inc.	13,337	720,865

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc	3,146	$328,600
Assurant, Inc.	766	59,097
Chubb Ltd.	5,328	634,831
Cincinnati Financial Corp.	1,694	110,720
Hartford Financial Services Group, Inc.	4,607	212,291
Lincoln National Corp.	2,774	108,741
Loews Corp.	3,123	119,486
Marsh & McLennan Cos., Inc.	6,036	366,928
MetLife, Inc.	115,457	5,073,181
Principal Financial Group, Inc.	3,143	123,991
Progressive Corp.	6,717	236,035
Prudential Financial, Inc.	5,171	373,450
Torchmark Corp.	1,334	72,249
Travelers Cos., Inc.	3,423	399,498
Unum Group	2,828	87,442
Willis Towers Watson plc	1,608	190,805
XL Group plc	3,352	123,354

		9,943,181

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	4,918	503,456
Apartment Investment & Management Co. (REIT), Class A	1,792	74,941
AvalonBay Communities, Inc. (REIT)	1,578	300,136
Boston Properties, Inc. (REIT)	1,800	228,744
Crown Castle International Corp. (REIT)	3,827	331,035
Equinix, Inc. (REIT)	805	266,221
Equity Residential (REIT)	4,232	317,527
Essex Property Trust, Inc. (REIT)	754	176,330
Extra Space Storage, Inc. (REIT)	1,472	137,573
Federal Realty Investment Trust (REIT)	801	124,996
General Growth Properties, Inc. (REIT)	6,701	199,221
HCP, Inc. (REIT)	5,474	178,343
Host Hotels & Resorts, Inc. (REIT)	8,611	143,804
Iron Mountain, Inc. (REIT)	2,200	74,602
Kimco Realty Corp. (REIT)	4,737	136,331
Macerich Co. (REIT)	1,492	118,226
Prologis, Inc. (REIT)	6,139	271,221
Public Storage (REIT)	1,712	472,221
Realty Income Corp. (REIT)	2,878	179,904
Simon Property Group, Inc. (REIT)	3,581	743,738
SL Green Realty Corp. (REIT)	1,142	110,637
UDR, Inc. (REIT)	3,145	121,177
Ventas, Inc. (REIT)	3,934	247,685
Vornado Realty Trust (REIT)	2,032	191,882
Welltower, Inc. (REIT)	4,130	286,374
Weyerhaeuser Co. (REIT)	9,101	281,961

		6,218,286

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,323	95,769

Total Financials		58,182,707

Health Care (6.0%)
Biotechnology (0.4%)
Alexion Pharmaceuticals, Inc.*	2,623	365,174
Amgen, Inc.	8,721	1,307,539
Baxalta, Inc.	7,894	318,918
Biogen, Inc.*	2,532	659,130
Celgene Corp.*	9,063	907,116
Gilead Sciences, Inc.	15,831	1,454,236
Regeneron Pharmaceuticals, Inc.*	910	328,000
Vertex Pharmaceuticals, Inc.*	2,858	227,182

		5,567,295

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories	17,076	714,289
Baxter International, Inc.	6,319	259,584
Becton Dickinson and Co.	2,452	372,263
Boston Scientific Corp.*	15,636	294,113
C.R. Bard, Inc.	851	172,472
Dentsply Sirona, Inc.	2,772	170,838
Edwards Lifesciences Corp.*	2,466	217,526
Hologic, Inc.*	2,860	98,670
Intuitive Surgical, Inc.*	437	262,659
Medtronic plc	16,287	1,221,525
St. Jude Medical, Inc.	3,304	181,720
Stryker Corp.	3,627	389,141
Varian Medical Systems, Inc.*	1,132	90,583
Zimmer Biomet Holdings, Inc.	2,069	220,617

		4,666,000

Health Care Providers & Services (0.5%)
Aetna, Inc.	4,055	455,579
AmerisourceBergen Corp.	2,254	195,084
Anthem, Inc.	3,028	420,862
Cardinal Health, Inc.	3,825	313,459
Centene Corp.*	1,969	121,231
Cigna Corp.	2,961	406,368
DaVita HealthCare Partners, Inc.*	1,894	138,982
Express Scripts Holding Co.*	7,739	531,592
HCA Holdings, Inc.*	3,570	278,638
Henry Schein, Inc.*	957	165,207
Humana, Inc.	1,721	314,857
Laboratory Corp. of America Holdings*	1,190	139,385
McKesson Corp.	2,657	417,813
Patterson Cos., Inc.	996	46,344
Quest Diagnostics, Inc.	1,646	117,607
Tenet Healthcare Corp.*	1,142	33,038
UnitedHealth Group, Inc.	11,028	1,421,509
Universal Health Services, Inc., Class B	1,052	131,205

		5,648,760

Health Care Technology (0.0%)
Cerner Corp.*	3,521	186,472

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,800	151,430
Illumina, Inc.*	1,691	274,128
PerkinElmer, Inc.	1,300	64,298
Thermo Fisher Scientific, Inc.	4,585	649,190
Waters Corp.*	944	124,533

		1,263,579

Pharmaceuticals (4.6%)
AbbVie, Inc.	18,677	1,066,830
Allergan plc*	4,574	1,225,969
AstraZeneca plc	114,000	6,389,661
Bristol-Myers Squibb Co.	57,940	3,701,207
Eli Lilly & Co.	103,857	7,478,743
Endo International plc*	2,388	67,222
Johnson & Johnson	31,973	3,459,479
Mallinckrodt plc*	1,278	78,316
Merck & Co., Inc.	146,972	7,776,289
Mylan N.V.*	4,734	219,421
Perrigo Co. plc	1,707	218,376
Pfizer, Inc.	395,099	11,710,734
Roche Holding AG	25,000	6,154,126
Sanofi S.A. (ADR)	163,500	6,566,160
Zoetis, Inc.	5,263	233,309

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
		$56,345,842

Total Health Care		73,677,948

Industrials (6.3%)
Aerospace & Defense (2.3%)
Boeing Co.	30,010	3,809,469
General Dynamics Corp.	3,380	444,031
Honeywell International, Inc.	8,922	999,710
L-3 Communications Holdings, Inc.	921	109,139
Lockheed Martin Corp.	33,052	7,321,018
Northrop Grumman Corp.	2,103	416,184
Raytheon Co.	57,580	7,061,035
Rockwell Collins, Inc.	1,511	139,329
Textron, Inc.	3,169	115,542
United Technologies Corp.	79,011	7,909,001

		28,324,458

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,682	124,855
CEVA Holdings LLC*	1,065	425,944
Expeditors International of Washington, Inc.	2,084	101,720
FedEx Corp.	2,968	482,953
United Parcel Service, Inc., Class B	8,007	844,498

		1,979,970

Airlines (0.1%)
American Airlines Group, Inc.	6,989	286,619
Delta Air Lines, Inc.	8,997	437,974
Southwest Airlines Co.	7,418	332,326
United Continental Holdings, Inc.*	4,162	249,137

		1,306,056

Building Products (0.0%)
Allegion plc	1,099	70,017
Masco Corp.	3,943	124,008

		194,025

Commercial Services & Supplies (0.6%)
ADT Corp.	1,949	80,416
Cintas Corp.	1,024	91,965
Pitney Bowes, Inc.	2,315	49,865
Republic Services, Inc.	82,760	3,943,514
Stericycle, Inc.*	973	122,783
Tyco International plc	4,946	181,568
Waste Management, Inc.	52,110	3,074,490

		7,544,601

Construction & Engineering (0.0%)
Fluor Corp.	1,582	84,953
Jacobs Engineering Group, Inc.*	1,420	61,841
Quanta Services, Inc.*	1,842	41,556

		188,350

Electrical Equipment (0.1%)
AMETEK, Inc.	2,777	138,794
Eaton Corp. plc	5,292	331,068
Emerson Electric Co.	7,452	405,240
Rockwell Automation, Inc.	1,538	174,947

		1,050,049

Industrial Conglomerates (1.8%)
3M Co.	7,011	1,168,243
Danaher Corp.	6,929	657,285
General Electric Co.	579,152	18,411,242
Roper Technologies, Inc.	1,178	215,303
Siemens AG (Registered)	15,000	1,589,931

		22,042,004

Machinery (0.7%)
Caterpillar, Inc.	6,768	518,023
Cummins, Inc.	1,866	205,148
Deere & Co.	54,480	4,194,415
Dover Corp.	1,794	115,408
Flowserve Corp.	1,529	67,903
Illinois Tool Works, Inc.	23,778	2,435,818
Ingersoll-Rand plc	2,972	184,294
PACCAR, Inc.	4,070	222,588
Parker-Hannifin Corp.	1,587	176,284
Pentair plc	2,146	116,442
Snap-on, Inc.	667	104,712
Stanley Black & Decker, Inc.	1,760	185,170
Xylem, Inc.	2,081	85,113

		8,611,318

Professional Services (0.1%)
Dun & Bradstreet Corp.	414	42,675
Equifax, Inc.	1,356	154,977
Nielsen Holdings plc	4,206	221,488
Robert Half International, Inc.	1,542	71,827
Verisk Analytics, Inc.*	1,776	141,938

		632,905

Road & Rail (0.4%)
CSX Corp.	11,121	286,366
J.B. Hunt Transport Services, Inc.	1,053	88,705
Kansas City Southern	1,266	108,179
Norfolk Southern Corp.	3,456	287,712
Ryder System, Inc.	612	39,645
Union Pacific Corp.	49,794	3,961,113

		4,771,720

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,327	163,023
United Rentals, Inc.*	1,026	63,807
W.W. Grainger, Inc.	664	154,997

		381,827

Total Industrials		77,027,283

Information Technology (6.8%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	238,335	6,785,397
F5 Networks, Inc.*	814	86,162
Harris Corp.	1,423	110,795
Juniper Networks, Inc.	4,055	103,443
Motorola Solutions, Inc.	1,844	139,591

		7,225,388

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,544	204,914
Corning, Inc.	12,924	269,982
FLIR Systems, Inc.	1,608	52,984
TE Connectivity Ltd.	4,288	265,513

		793,393

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	2,048	113,807
Alphabet, Inc., Class C*	6,836	5,153,347
eBay, Inc.*	12,630	301,352
Facebook, Inc., Class A*	26,602	3,035,288
VeriSign, Inc.*	1,099	97,305
Yahoo!, Inc.*	10,117	372,407

		9,073,506

IT Services (0.6%)
Accenture plc, Class A	7,276	839,650
Alliance Data Systems Corp.*	686	150,920
Automatic Data Processing, Inc.	5,293	474,835
Cognizant Technology Solutions Corp., Class A*	7,061	442,725

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CSRA, Inc.	1,586	$42,663
Fidelity National Information Services, Inc.	3,229	204,428
Fiserv, Inc.*	2,581	264,759
International Business Machines Corp.	10,249	1,552,211
MasterCard, Inc., Class A	11,366	1,074,087
Paychex, Inc.	3,686	199,081
PayPal Holdings, Inc.*	12,885	497,361
Teradata Corp.*	1,552	40,725
Total System Services, Inc.	1,941	92,353
Visa, Inc., Class A	22,248	1,701,527
Western Union Co.	5,863	113,097
Xerox Corp.	10,899	121,633

		7,812,055

Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc.	58,596	3,468,297
Applied Materials, Inc.	13,042	276,230
Broadcom Ltd.	4,301	664,505
First Solar, Inc.*	868	59,432
Intel Corp.	254,755	8,241,324
KLA-Tencor Corp.	1,806	131,495
Lam Research Corp.	1,814	149,836
Linear Technology Corp.	2,749	122,495
Microchip Technology, Inc.	2,372	114,330
Micron Technology, Inc.*	12,102	126,708
NVIDIA Corp.	5,871	209,184
Qorvo, Inc.*	1,502	75,716
QUALCOMM, Inc.	70,337	3,597,034
Skyworks Solutions, Inc.	2,242	174,652
Texas Instruments, Inc.	110,859	6,365,524
Xilinx, Inc.	2,966	140,677

		23,917,439

Software (1.8%)
Activision Blizzard, Inc.	5,893	199,419
Adobe Systems, Inc.*	5,771	541,320
Autodesk, Inc.*	2,594	151,256
CA, Inc.	3,442	105,979
Citrix Systems, Inc.*	1,763	138,536
Electronic Arts, Inc.*	3,574	236,277
Intuit, Inc.	2,981	310,054
Microsoft Corp.	287,683	15,888,732
Oracle Corp.	81,536	3,335,638
Red Hat, Inc.*	2,104	156,769
salesforce.com, Inc.*	7,314	539,993
Symantec Corp.	7,594	139,578

		21,743,551

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	94,269	10,274,378
EMC Corp.	22,564	601,331
Hewlett Packard Enterprise Co.	19,923	353,235
HP, Inc.	20,071	247,275
NetApp, Inc.	3,283	89,593
SanDisk Corp.	2,331	177,343
Seagate Technology plc	3,463	119,300
Western Digital Corp.	2,731	129,012

		11,991,467

Total Information Technology		82,556,799

Materials (3.2%)
Chemicals (2.3%)
Agrium, Inc.	30,000	2,648,700
Air Products and Chemicals, Inc.	2,267	326,561
Airgas, Inc.	755	106,938
BASF SE	82,000	6,186,307
CF Industries Holdings, Inc.	2,672	83,741
Dow Chemical Co.	259,773	13,212,055
E.I. du Pont de Nemours & Co.	13,028	824,933
Eastman Chemical Co.	1,705	123,152
Ecolab, Inc.	3,099	345,601
FMC Corp.	1,532	61,847
International Flavors & Fragrances, Inc.	924	105,123
LyondellBasell Industries N.V., Class A	4,010	343,176
Monsanto Co.	5,108	448,176
Mosaic Co.	96,086	2,594,322
PPG Industries, Inc.	3,104	346,065
Praxair, Inc.	3,285	375,968
Sherwin-Williams Co.	909	258,765

		28,391,430

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	742	118,357
Vulcan Materials Co.	1,527	161,205

		279,562

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,049	75,643
Ball Corp.	1,656	118,056
International Paper Co.	4,789	196,541
Owens-Illinois, Inc.*	1,844	29,430
Sealed Air Corp.	2,302	110,519
WestRock Co.	2,892	112,875

		643,064

Metals & Mining (0.8%)
Alcoa, Inc.	15,016	143,853
BHP Billiton plc	257,100	2,890,566
Freeport-McMoRan, Inc.	14,585	150,809
Newmont Mining Corp.	6,065	161,208
Nucor Corp.	3,664	173,307
Rio Tinto plc (ADR)	222,000	6,275,940

		9,795,683

Total Materials		39,109,739

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	71,285	2,792,234
BCE, Inc.	50,000	2,278,730
CenturyLink, Inc.	6,339	202,594
Frontier Communications Corp.	13,393	74,867
Level 3 Communications, Inc.*	3,385	178,897
Telstra Corp., Ltd.	800,000	3,268,569
Verizon Communications, Inc.†	31,560	1,706,765
Verizon Communications, Inc.	128,656	6,957,716

		17,460,372

Total Telecommunication Services		17,460,372

Utilities (2.9%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	5,735	380,804
Duke Energy Corp.	68,972	5,564,661
Edison International	3,795	272,823
Entergy Corp.	2,059	163,237
Eversource Energy	3,710	216,441
Exelon Corp.	52,399	1,879,028
FirstEnergy Corp.	4,959	178,375
NextEra Energy, Inc.	5,340	631,936
PG&E Corp.	108,926	6,505,061
Pinnacle West Capital Corp.	1,271	95,414
PPL Corp.	7,868	299,535
Southern Co.	70,551	3,649,603

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	65,917	$2,756,649

		22,593,567

Gas Utilities (0.0%)
AGL Resources, Inc.	1,377	89,698

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	7,828	92,371
NRG Energy, Inc.	3,791	49,321

		141,692

Multi-Utilities (1.0%)
Ameren Corp.	2,782	139,378
CenterPoint Energy, Inc.	4,933	103,198
CMS Energy Corp.	3,172	134,620
Consolidated Edison, Inc.	3,415	261,657
Dominion Resources, Inc.	66,908	5,026,129
DTE Energy Co.	2,058	186,578
NiSource, Inc.	3,644	85,853
Public Service Enterprise Group, Inc.	45,893	2,163,396
SCANA Corp.	1,639	114,976
Sempra Energy	35,743	3,719,059
TECO Energy, Inc.	2,697	74,249
WEC Energy Group, Inc.	3,690	221,658

		12,230,751

Water Utilities (0.0%)
American Water Works Co., Inc.	2,069	142,616

Total Utilities		35,198,324

Total Common Stocks (43.8%) (Cost $391,279,562)		533,689,984

Total Investments (89.4%) (Cost $954,826,422)		1,090,267,177
Other Assets Less Liabilities (10.6%)		128,872,367

Net Assets (100%)		$1,219,139,544

*	Non-income producing.

†	Security (totaling $1,706,765 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $90,014,174 or 7.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2016.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,011	June-16	$99,676,799	$103,703,325	$4,026,526

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$52,568,672	$2,851,764	$—	$55,420,436
Consumer Staples	30,309,641	3,063,647	—	33,373,288
Energy	61,683,088	—	—	61,683,088
Financials	58,182,707	—	—	58,182,707
Health Care	61,134,161	12,543,787	—	73,677,948
Industrials	75,011,408	1,589,931	425,944	77,027,283
Information Technology	82,556,799	—	—	82,556,799
Materials	30,032,866	9,076,873	—	39,109,739
Telecommunication Services	12,485,038	3,268,569	1,706,765	17,460,372
Utilities	35,198,324	—	—	35,198,324
Convertible Bonds
Consumer Discretionary	709,175	—	—	709,175
Energy	—	2,080,796	—	2,080,796
Convertible Preferred Stocks
Financials	12,478,005	—	—	12,478,005
Health Care	3,606,160	—	—	3,606,160
Industrials	—	—	16,275	16,275
Materials	1,979,400	—	—	1,979,400
Utilities	7,905,880	—	—	7,905,880
Corporate Bonds
Consumer Discretionary	—	56,855,795	—	56,855,795
Consumer Staples	—	11,311,924	—	11,311,924
Energy	—	27,649,601	—	27,649,601
Financials	—	72,955,455	—	72,955,455
Health Care	—	39,298,502	—	39,298,502
Industrials	—	17,316,990	—	17,316,990
Information Technology	—	28,246,055	—	28,246,055
Materials	—	12,043,878	—	12,043,878
Telecommunication Services	—	39,498,782	—	39,498,782
Utilities	—	24,368,410	—	24,368,410
Futures	4,026,526	—	—	4,026,526
Government Securities
Foreign Governments	—	6,478,994	—	6,478,994
Municipal Bonds	—	424,755	—	424,755
Supranational	—	8,722,874	—	8,722,874
U.S. Government Agencies	—	14,763,427	—	14,763,427
U.S. Treasuries	—	166,520,772	—	166,520,772

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Preferred Stocks
Consumer Discretionary	$—	$—	$—	(b)	$—	(b)
Financials	782,100	—	—		782,100
Industrials	—	—	563,188		563,188

Total Assets	$530,649,950	$560,931,581	$2,712,172		$1,094,293,703

Total Liabilities	$—	$—	$—		$—

Total	$530,649,950	$560,931,581	$2,712,172		$1,094,293,703

(a)	A security with a market value of $1,706,765 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,972,755
Aggregate gross unrealized depreciation	(51,217,994)

Net unrealized appreciation	$134,754,761

Federal income tax cost of investments	$955,512,416

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (1.8%)
American Axle & Manufacturing Holdings, Inc.*	4,807	$73,980
Cooper Tire & Rubber Co.	3,711	137,381
Cooper-Standard Holding, Inc.*	893	64,153
Dana Holding Corp.	9,708	136,786
Dorman Products, Inc.*	1,689	91,915
Drew Industries, Inc.	41,936	2,703,195
Federal-Mogul Holdings Corp.*	1,842	18,199
Fox Factory Holding Corp.*	1,147	18,134
Gentex Corp.	61,100	958,659
Gentherm, Inc.*	2,286	95,075
Horizon Global Corp.*	1,283	16,140
Metaldyne Performance Group, Inc.	783	13,162
Modine Manufacturing Co.*	3,064	33,735
Motorcar Parts of America, Inc.*	1,200	45,576
Standard Motor Products, Inc.	1,290	44,698
Stoneridge, Inc.*	1,780	25,917
Strattec Security Corp.	218	12,511
Superior Industries International, Inc.	1,475	32,568
Tenneco, Inc.*	3,702	190,690
Tower International, Inc.	1,406	38,243

		4,750,717

Automobiles (1.0%)
Thor Industries, Inc.	29,800	1,900,346
Winnebago Industries, Inc.	36,145	811,455

		2,711,801

Distributors (0.2%)
Core-Mark Holding Co., Inc.	1,478	120,546
Fenix Parts, Inc.*	956	4,398
Pool Corp.	2,806	246,198
VOXX International Corp.*	1,386	6,195
Weyco Group, Inc.	441	11,739

		389,076

Diversified Consumer Services (0.4%)
2U, Inc.*	1,685	38,081
American Public Education, Inc.*	1,108	22,858
Apollo Education Group, Inc.*	6,129	50,350
Ascent Capital Group, Inc., Class A*	947	14,025
Bridgepoint Education, Inc.*	1,162	11,713
Bright Horizons Family Solutions, Inc.*	2,422	156,897
Cambium Learning Group, Inc.*	911	3,890
Capella Education Co.	795	41,849
Career Education Corp.*	4,653	21,125
Carriage Services, Inc.	946	20,443
Chegg, Inc.*	4,945	22,055
Collectors Universe, Inc.	507	8,416
DeVry Education Group, Inc.	4,021	69,443
Grand Canyon Education, Inc.*	3,009	128,605
Houghton Mifflin Harcourt Co.*	7,983	159,181
K12, Inc.*	2,171	21,471
Liberty Tax, Inc.	392	7,679
LifeLock, Inc.*	5,932	71,599
Regis Corp.*	2,167	32,917
Sotheby’s, Inc.	3,577	95,613
Strayer Education, Inc.*	715	34,856
Universal Technical Institute, Inc.	1,420	6,120
Weight Watchers International, Inc.*	1,787	25,965

		1,065,151

Hotels, Restaurants & Leisure (1.4%)
Belmond Ltd., Class A*	6,325	60,024
Biglari Holdings, Inc.*	110	40,888
BJ’s Restaurants, Inc.*	1,280	53,210
Bloomin’ Brands, Inc.	7,525	126,947
Bob Evans Farms, Inc.	1,303	60,837
Bojangles’, Inc.*	591	10,053
Boyd Gaming Corp.*	5,061	104,560
Bravo Brio Restaurant Group, Inc.*	1,052	8,153
Buffalo Wild Wings, Inc.*	1,230	182,188
Caesars Acquisition Co., Class A*	2,967	18,158
Caesars Entertainment Corp.*	3,618	24,602
Carrols Restaurant Group, Inc.*	2,289	33,053
Cheesecake Factory, Inc.	3,145	166,968
Churchill Downs, Inc.	829	122,593
Chuy’s Holdings, Inc.*	1,067	33,152
ClubCorp Holdings, Inc.	2,867	40,253
Cracker Barrel Old Country Store, Inc.	1,244	189,921
Dave & Buster’s Entertainment, Inc.*	1,493	57,899
Del Frisco’s Restaurant Group, Inc.*	1,485	24,621
Denny’s Corp.*	4,975	51,541
Diamond Resorts International, Inc.*	2,769	67,287
DineEquity, Inc.	1,084	101,278
El Pollo Loco Holdings, Inc.*	953	12,713
Eldorado Resorts, Inc.*	1,814	20,752
Empire Resorts, Inc.*	191	2,607
Fiesta Restaurant Group, Inc.*	1,735	56,873
Fogo De Chao, Inc.*	308	4,808
Habit Restaurants, Inc., Class A*	804	14,979
International Speedway Corp., Class A	1,803	66,549
Interval Leisure Group, Inc.	2,627	37,934
Intrawest Resorts Holdings, Inc.*	1,264	10,807
Isle of Capri Casinos, Inc.*	1,490	20,860
J Alexander’s Holdings, Inc.*	977	10,317
Jack in the Box, Inc.	2,254	143,963
Jamba, Inc.*	640	7,910
Kona Grill, Inc.*	580	7,511
Krispy Kreme Doughnuts, Inc.*	4,211	65,649
La Quinta Holdings, Inc.*	5,801	72,512
Marcus Corp.	1,169	22,153
Marriott Vacations Worldwide Corp.	1,528	103,140
Monarch Casino & Resort, Inc.*	642	12,493
Morgans Hotel Group Co.*	2,076	2,865
Noodles & Co.*	699	8,290
Papa John’s International, Inc.	1,783	96,621
Papa Murphy’s Holdings, Inc.*	643	7,684
Penn National Gaming, Inc.*	4,942	82,482
Pinnacle Entertainment, Inc.*	3,717	130,467
Planet Fitness, Inc., Class A*	1,089	17,685
Popeyes Louisiana Kitchen, Inc.*	1,474	76,736
Potbelly Corp.*	1,108	15,080
Red Robin Gourmet Burgers, Inc.*	931	60,022
Ruby Tuesday, Inc.*	3,959	21,299
Ruth’s Hospitality Group, Inc.	2,295	42,251
Scientific Games Corp., Class A*	3,356	31,647
SeaWorld Entertainment, Inc.	4,347	91,548
Shake Shack, Inc., Class A*	407	15,189
Sonic Corp.	3,149	110,719
Speedway Motorsports, Inc.	807	16,003
Texas Roadhouse, Inc.	4,515	196,764
Vail Resorts, Inc.	2,352	314,462
Wingstop, Inc.*	444	10,070
Zoe’s Kitchen, Inc.*	1,229	47,919

		3,668,519

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	677	21,569

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Beazer Homes USA, Inc.*	2,137	$18,635
CalAtlantic Group, Inc.	4,979	166,398
Cavco Industries, Inc.*	574	53,646
Century Communities, Inc.*	1,091	18,623
CSS Industries, Inc.	591	16,507
Ethan Allen Interiors, Inc.	1,582	50,339
Flexsteel Industries, Inc.	396	17,297
Green Brick Partners, Inc.*	1,435	10,892
Helen of Troy Ltd.*	4,453	461,732
Hooker Furniture Corp.	58,743	1,929,708
Hovnanian Enterprises, Inc., Class A*	8,604	13,422
Installed Building Products, Inc.*	1,317	35,045
iRobot Corp.*	1,928	68,058
KB Home	4,887	69,786
La-Z-Boy, Inc.	54,535	1,458,266
LGI Homes, Inc.*	923	22,346
Libbey, Inc.	1,456	27,082
Lifetime Brands, Inc.	653	9,841
M.D.C. Holdings, Inc.	2,466	61,798
M/I Homes, Inc.*	53,617	999,957
Meritage Homes Corp.*	2,529	92,207
NACCO Industries, Inc., Class A	295	16,936
New Home Co., Inc.*	641	7,859
Skullcandy, Inc.*	1,583	5,635
Taylor Morrison Home Corp., Class A*	2,175	30,711
TRI Pointe Group, Inc.*	10,261	120,875
Universal Electronics, Inc.*	887	54,985
WCI Communities, Inc.*	1,012	18,803
William Lyon Homes, Class A*	1,275	18,475
ZAGG, Inc.*	1,821	16,407

		5,913,840

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	12,096
Blue Nile, Inc.	770	19,797
Duluth Holdings, Inc.*	503	9,803
Etsy, Inc.*	1,411	12,276
EVINE Live, Inc.*	3,557	4,162
FTD Cos., Inc.*	1,200	31,500
HSN, Inc.	2,080	108,805
Lands’ End, Inc.*	1,063	27,117
Liberty TripAdvisor Holdings, Inc., Class A*	4,756	105,393
Nutrisystem, Inc.	1,784	37,232
Overstock.com, Inc.*	751	10,799
PetMed Express, Inc.	1,284	22,996
Shutterfly, Inc.*	2,243	104,008
Wayfair, Inc., Class A*	1,303	56,316

		562,300

Leisure Products (0.7%)
Arctic Cat, Inc.	806	13,541
Black Diamond, Inc.*	1,601	7,237
BRP, Inc.*	81,200	1,214,796
Brunswick Corp.	5,300	254,294
Callaway Golf Co.	4,710	42,955
Escalade, Inc.	668	7,862
JAKKS Pacific, Inc.*	1,330	9,895
Johnson Outdoors, Inc., Class A	334	7,422
Malibu Boats, Inc., Class A*	1,256	20,598
Marine Products Corp.	745	5,655
MCBC Holdings, Inc.*	407	5,731
Nautilus, Inc.*	1,939	37,461
Performance Sports Group Ltd.*	2,951	9,384
Smith & Wesson Holding Corp.*	3,412	90,827
Sturm Ruger & Co., Inc.	1,178	80,552

		1,808,210

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	1,397	39,102
Carmike Cinemas, Inc.*	1,640	49,266
Central European Media Enterprises Ltd., Class A*	5,269	13,436
Crown Media Holdings, Inc., Class A*	2,351	11,943
Cumulus Media, Inc., Class A*	10,139	4,708
Daily Journal Corp.*	77	15,068
DreamWorks Animation SKG, Inc., Class A*	4,808	119,960
Entercom Communications Corp., Class A*	1,578	16,695
Entravision Communications Corp., Class A	4,242	31,560
Eros International plc*	1,794	20,649
EW Scripps Co., Class A	3,881	60,505
Global Eagle Entertainment, Inc.*	3,029	25,807
Gray Television, Inc.*	4,169	48,861
Harte-Hanks, Inc.	3,477	8,797
Hemisphere Media Group, Inc.*	748	9,821
IMAX Corp.*	3,859	119,976
Journal Media Group, Inc.	1,509	18,048
Loral Space & Communications, Inc.*	866	30,423
MDC Partners, Inc., Class A	2,843	67,095
Media General, Inc.*	6,053	98,724
Meredith Corp.	2,337	111,007
National CineMedia, Inc.	4,074	61,965
New Media Investment Group, Inc.	2,770	46,093
New York Times Co., Class A	8,796	109,598
Nexstar Broadcasting Group, Inc., Class A	1,991	88,142
Reading International, Inc., Class A*	1,155	13,837
Saga Communications, Inc., Class A	239	9,574
Scholastic Corp.	1,755	65,584
Sinclair Broadcast Group, Inc., Class A	4,238	130,318
Sizmek, Inc.*	1,460	4,234
Time, Inc.	6,939	107,138
Townsquare Media, Inc., Class A*	527	5,908
Tribune Publishing Co.	1,875	14,475
World Wrestling Entertainment, Inc., Class A	2,001	35,338

		1,613,655

Multiline Retail (0.1%)
Big Lots, Inc.	3,195	144,702
Fred’s, Inc., Class A	2,422	36,112
Ollie’s Bargain Outlet Holdings, Inc.*	643	15,065
Tuesday Morning Corp.*	2,742	22,430

		218,309

Specialty Retail (3.2%)
Abercrombie & Fitch Co., Class A	4,456	140,542
American Eagle Outfitters, Inc.	11,740	195,706
America’s Car-Mart, Inc.*	533	13,325
Asbury Automotive Group, Inc.*	1,605	96,043
Ascena Retail Group, Inc.*	10,864	120,156
Barnes & Noble Education, Inc.*	2,081	20,394
Barnes & Noble, Inc.	3,399	42,012
bebe stores, Inc.*	1,742	958
Big 5 Sporting Goods Corp.	1,297	14,410
Boot Barn Holdings, Inc.*	844	7,934

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Buckle, Inc.	1,854	$62,795
Build-A-Bear Workshop, Inc.*	803	10,431
Burlington Stores, Inc.*	4,850	272,764
Caleres, Inc.	49,168	1,390,963
Cato Corp., Class A	45,706	1,761,966
Chico’s FAS, Inc.	8,622	114,414
Children’s Place, Inc.	1,312	109,513
Christopher & Banks Corp.*	2,740	6,549
Citi Trends, Inc.	999	17,812
Conn’s, Inc.*	1,514	18,864
Container Store Group, Inc.*	1,134	6,657
Destination XL Group, Inc.*	2,166	11,198
Express, Inc.*	5,399	115,593
Finish Line, Inc., Class A	2,891	61,000
Five Below, Inc.*	3,470	143,450
Francesca’s Holdings Corp.*	2,652	50,812
Genesco, Inc.*	22,212	1,604,817
Group 1 Automotive, Inc.	1,489	87,389
Guess?, Inc.	3,913	73,447
Haverty Furniture Cos., Inc.	1,320	27,931
Hibbett Sports, Inc.*	1,424	51,122
Kirkland’s, Inc.	1,116	19,541
Lithia Motors, Inc., Class A	1,467	128,113
Lumber Liquidators Holdings, Inc.*	1,764	23,144
MarineMax, Inc.*	1,507	29,341
Mattress Firm Holding Corp.*	1,336	56,633
Monro Muffler Brake, Inc.	2,038	145,656
Outerwall, Inc.	1,070	39,579
Party City Holdco, Inc.*	1,637	24,620
Pier 1 Imports, Inc.	5,309	37,216
Rent-A-Center, Inc.	3,478	55,126
Restoration Hardware Holdings, Inc.*	2,149	90,043
Select Comfort Corp.*	3,172	61,505
Shoe Carnival, Inc.	938	25,288
Sonic Automotive, Inc., Class A	2,050	37,884
Sportsman’s Warehouse Holdings, Inc.*	1,107	13,948
Stage Stores, Inc.	2,040	16,442
Stein Mart, Inc.	1,927	14,125
Tailored Brands, Inc.	3,181	56,940
Tile Shop Holdings, Inc.*	1,765	26,316
Tilly’s, Inc., Class A*	807	5,399
Vitamin Shoppe, Inc.*	1,675	51,858
West Marine, Inc.*	76,666	696,894
Winmark Corp.	138	13,521
Zumiez, Inc.*	1,305	25,996

		8,346,095

Textiles, Apparel & Luxury Goods (1.0%)
Cherokee, Inc.*	587	10,443
Columbia Sportswear Co.	1,834	110,205
Crocs, Inc.*	158,663	1,526,338
Culp, Inc.	719	18,852
Deckers Outdoor Corp.*	2,084	124,852
G-III Apparel Group Ltd.*	2,542	124,278
Iconix Brand Group, Inc.*	3,070	24,714
Movado Group, Inc.	1,036	28,521
Oxford Industries, Inc.	920	61,852
Perry Ellis International, Inc.*	781	14,378
Sequential Brands Group, Inc.*	2,174	13,892
Steven Madden Ltd.*	3,601	133,381
Superior Uniform Group, Inc.	505	8,999
Tumi Holdings, Inc.*	3,655	98,027
Unifi, Inc.*	976	22,360
Vera Bradley, Inc.*	1,302	26,483
Vince Holding Corp.*	1,073	6,792
Wolverine World Wide, Inc.	6,535	120,375

		2,474,742

Total Consumer Discretionary		33,522,415

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	580	107,341
Castle Brands, Inc.*	4,542	4,270
Coca-Cola Bottling Co. Consolidated	304	48,567
Craft Brew Alliance, Inc.*	776	6,386
MGP Ingredients, Inc.	596	14,447
National Beverage Corp.*	716	30,301

		211,312

Food & Staples Retailing (0.4%)
Andersons, Inc.	1,718	53,962
Casey’s General Stores, Inc.	2,520	285,566
Chefs’ Warehouse, Inc.*	1,186	24,064
Fairway Group Holdings Corp.*	1,490	522
Fresh Market, Inc.*	2,815	80,312
Ingles Markets, Inc., Class A	899	33,712
Natural Grocers by Vitamin Cottage, Inc.*	543	11,550
Performance Food Group Co.*	1,094	25,545
PriceSmart, Inc.	1,245	105,302
Smart & Final Stores, Inc.*	1,559	25,256
SpartanNash Co.	2,439	73,926
SUPERVALU, Inc.*	16,739	96,417
United Natural Foods, Inc.*	3,164	127,509
Village Super Market, Inc., Class A	503	12,152
Weis Markets, Inc.	693	31,227

		987,022

Food Products (2.6%)
AGT Food & Ingredients, Inc.	7,800	227,919
Alico, Inc.	269	7,427
Amplify Snack Brands, Inc.*	1,053	15,079
Arcadia Biosciences, Inc.*	577	1,604
B&G Foods, Inc.	4,095	142,547
Calavo Growers, Inc.	919	52,438
Cal-Maine Foods, Inc.	2,009	104,287
Darling Ingredients, Inc.*	10,417	137,192
Dean Foods Co.	5,967	103,348
Farmer Brothers Co.*	521	14,520
Fresh Del Monte Produce, Inc.	2,123	89,315
Freshpet, Inc.*	1,450	10,629
GrainCorp Ltd., Class A	47,000	271,650
Inventure Foods, Inc.*	1,372	7,752
J&J Snack Foods Corp.	952	103,083
John B. Sanfilippo & Son, Inc.	554	38,276
Lancaster Colony Corp.	1,193	131,910
Landec Corp.*	67,223	705,842
Lifeway Foods, Inc.*	327	3,541
Limoneira Co.	791	12,023
Maple Leaf Foods, Inc.	171,200	3,578,887
Omega Protein Corp.*	1,387	23,496
Post Holdings, Inc.*	3,959	272,260
Sanderson Farms, Inc.	1,445	130,310
Seaboard Corp.*	17	51,051
Seneca Foods Corp., Class A*	532	18,482
Snyder’s-Lance, Inc.	4,463	140,495
Tootsie Roll Industries, Inc.	1,241	43,366
TreeHouse Foods, Inc.*	3,618	313,862

		6,752,591

Household Products (0.1%)
Central Garden & Pet Co., Class A*	2,742	44,667
HRG Group, Inc.*	4,940	68,814
Oil-Dri Corp. of America	329	11,114

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Orchids Paper Products Co.	592	$16,286
WD-40 Co.	938	101,313

		242,194

Personal Products (0.0%)
Elizabeth Arden, Inc.*	1,651	13,522
Inter Parfums, Inc.	1,104	34,114
Medifast, Inc.	724	21,857
Natural Health Trends Corp.	528	17,503
Nature’s Sunshine Products, Inc.	705	6,768
Nutraceutical International Corp.*	394	9,594
Revlon, Inc., Class A*	743	27,053
Synutra International, Inc.*	1,505	7,480
USANA Health Sciences, Inc.*	357	43,347

		181,238

Tobacco (0.1%)
Universal Corp.	1,439	81,750
Vector Group Ltd.	5,559	126,967

		208,717

Total Consumer Staples		8,583,074

Energy (2.9%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	3,996	31,968
Atwood Oceanics, Inc.	4,281	39,257
Basic Energy Services, Inc.*	3,002	8,285
Bristow Group, Inc.	2,283	43,194
C&J Energy Services Ltd.*	3,526	4,972
CARBO Ceramics, Inc.	1,258	17,864
Era Group, Inc.*	1,246	11,687
Exterran Corp.*	2,132	32,961
Fairmount Santrol Holdings, Inc.*	4,530	11,370
Forum Energy Technologies, Inc.*	3,827	50,516
Geospace Technologies Corp.*	926	11,427
Gulfmark Offshore, Inc., Class A*	1,843	11,371
Helix Energy Solutions Group, Inc.*	75,976	425,466
Hornbeck Offshore Services, Inc.*	2,113	20,982
Hunting plc	193,519	890,108
Independence Contract Drilling, Inc.*	1,127	5,376
ION Geophysical Corp.*	645	5,212
Key Energy Services, Inc.*	9,112	3,366
Matrix Service Co.*	1,756	31,081
McDermott International, Inc.*	15,685	64,152
Natural Gas Services Group, Inc.*	781	16,893
Newpark Resources, Inc.*	5,579	24,101
Nordic American Offshore Ltd.	1,245	5,578
North Atlantic Drilling Ltd.*	455	1,247
Oil States International, Inc.*	56,206	1,771,613
Parker Drilling Co.*	7,855	16,653
PHI, Inc. (Non-Voting)*	768	14,507
Pioneer Energy Services Corp.*	4,456	9,803
RigNet, Inc.*	828	11,327
SEACOR Holdings, Inc.*	1,105	60,167
Seventy Seven Energy, Inc.*	3,974	2,305
Tesco Corp.	2,407	20,724
TETRA Technologies, Inc.*	5,285	33,560
Tidewater, Inc.	3,032	20,709
U.S. Silica Holdings, Inc.	4,055	92,130
Unit Corp.*	93,261	821,629

		4,643,561

Oil, Gas & Consumable Fuels (1.1%)
Abraxas Petroleum Corp.*	6,790	6,858
Adams Resources & Energy, Inc.	144	5,757
Alon USA Energy, Inc.	2,058	21,239
Approach Resources, Inc.*	2,575	2,987
Ardmore Shipping Corp.	1,226	10,360
Bill Barrett Corp.*	2,867	17,833
Bonanza Creek Energy, Inc.*	3,236	5,145
Callon Petroleum Co.*	6,097	53,958
Carrizo Oil & Gas, Inc.*	3,718	114,961
Clayton Williams Energy, Inc.*	378	3,372
Clean Energy Fuels Corp.*	4,576	13,408
Cloud Peak Energy, Inc.*	4,290	8,365
Contango Oil & Gas Co.*	1,188	14,007
Delek U.S. Holdings, Inc.	3,552	54,132
DHT Holdings, Inc.	5,648	32,532
Dorian LPG Ltd.*	1,754	16,488
Earthstone Energy, Inc.*	74	896
Eclipse Resources Corp.*	3,333	4,800
Energen Corp.	29,100	1,064,769
Energy Fuels, Inc.*	2,953	6,526
Energy XXI Ltd.	6,545	4,077
Erin Energy Corp.*	923	1,735
Evolution Petroleum Corp.	1,671	8,121
EXCO Resources, Inc.*	11,299	11,176
Frontline Ltd.	3,132	26,215
GasLog Ltd.	2,711	26,405
Gastar Exploration, Inc.*	5,713	6,284
Gener8 Maritime, Inc.*	1,095	7,731
Green Plains, Inc.	2,455	39,182
Halcon Resources Corp.*	4,546	4,369
Hallador Energy Co.	703	3,213
Isramco, Inc.*	62	5,065
Jones Energy, Inc., Class A*	2,061	6,863
Matador Resources Co.*	5,105	96,791
Navios Maritime Acquisition Corp.	5,164	8,211
Nordic American Tankers Ltd.	5,653	79,651
Northern Oil and Gas, Inc.*	3,944	15,737
Oasis Petroleum, Inc.*	11,600	84,448
Pacific Ethanol, Inc.*	2,202	10,305
Panhandle Oil and Gas, Inc., Class A	1,155	19,993
Par Pacific Holdings, Inc.*	1,017	19,079
Parsley Energy, Inc., Class A*	6,354	143,600
PDC Energy, Inc.*	2,974	176,804
Peabody Energy Corp.	1,148	2,663
Renewable Energy Group, Inc.*	2,819	26,611
REX American Resources Corp.*	393	21,800
Rex Energy Corp.*	3,346	2,571
Ring Energy, Inc.*	1,655	8,358
RSP Permian, Inc.*	4,246	123,304
Sanchez Energy Corp.*	3,410	18,721
Scorpio Tankers, Inc.	11,213	65,372
SemGroup Corp., Class A	2,882	64,557
Ship Finance International Ltd.	3,927	54,546
Stone Energy Corp.*	3,701	2,924
Synergy Resources Corp.*	7,500	58,275
Teekay Tankers Ltd., Class A	6,224	22,842
TransAtlantic Petroleum Ltd.*	1,710	1,282
Triangle Petroleum Corp.*	3,358	1,821
Ultra Petroleum Corp.*	10,150	5,055
Uranium Energy Corp.*	6,415	4,798
W&T Offshore, Inc.*	2,554	5,593
Western Refining, Inc.	4,541	132,098
Westmoreland Coal Co.*	1,259	9,077

		2,895,716

Total Energy		7,539,277

Financials (18.6%)
Banks (5.3%)
1st Source Corp.	1,062	33,814
Access National Corp.	479	9,499
American National Bankshares, Inc.	594	15,046

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ameris Bancorp	2,122	$62,769
Ames National Corp.	601	14,881
Arrow Financial Corp.	751	19,954
Banc of California, Inc.	2,903	50,803
BancFirst Corp.	466	26,576
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,838	44,516
Bancorp, Inc.*	2,096	11,989
BancorpSouth, Inc.	6,170	131,483
Bank of Marin Bancorp/California	316	15,554
Bank of the Ozarks, Inc.	5,034	211,277
Banner Corp.	1,380	58,015
Bar Harbor Bankshares	386	12,823
BBCN Bancorp, Inc.	5,003	75,996
Berkshire Hills Bancorp, Inc.	1,921	51,656
Blue Hills Bancorp, Inc.	1,791	24,483
BNC Bancorp	1,860	39,283
Boston Private Financial Holdings, Inc.	5,400	61,830
Bridge Bancorp, Inc.	941	28,672
Brookline Bancorp, Inc.	4,513	49,688
Bryn Mawr Bank Corp.	1,159	29,821
BSB Bancorp, Inc./Massachusetts*	516	11,595
C1 Financial, Inc.*	412	9,970
Camden National Corp.	479	20,118
Capital Bank Financial Corp., Class A	1,281	39,519
Capital City Bank Group, Inc.	769	11,220
Cardinal Financial Corp.	1,939	39,459
Cascade Bancorp*	2,034	11,614
Cathay General Bancorp	5,129	145,305
CenterState Banks, Inc.	2,978	44,342
Central Pacific Financial Corp.	1,493	32,503
Century Bancorp, Inc./Massachusetts, Class A	234	9,105
Chemical Financial Corp.	52,958	1,890,071
Citizens & Northern Corp.	825	16,401
City Holding Co.	994	47,493
CNB Financial Corp./Pennsylvania	900	15,831
CoBiz Financial, Inc.	2,366	27,966
Columbia Banking System, Inc.	33,263	995,229
Community Bank System, Inc.	2,770	105,842
Community Trust Bancorp, Inc.	1,012	35,744
CommunityOne Bancorp*	867	11,514
ConnectOne Bancorp, Inc.	1,966	32,144
CU Bancorp*	952	20,154
Customers Bancorp, Inc.*	1,754	41,447
CVB Financial Corp.	6,732	117,473
Eagle Bancorp, Inc.*	1,908	91,584
Enterprise Bancorp, Inc./Massachusetts	523	13,724
Enterprise Financial Services Corp.	1,331	35,990
F.N.B. Corp./Pennsylvania	13,051	169,794
Farmers Capital Bank Corp.	524	13,844
FCB Financial Holdings, Inc., Class A*	1,756	58,405
Fidelity Southern Corp.	1,155	18,526
Financial Institutions, Inc.	903	26,250
First Bancorp, Inc./Maine	718	14,008
First Bancorp/North Carolina	1,245	23,468
First BanCorp/Puerto Rico*	7,608	22,215
First Busey Corp.	1,556	31,867
First Business Financial Services, Inc.	588	13,483
First Citizens BancShares, Inc./North Carolina, Class A	497	124,782
First Commonwealth Financial Corp.	5,363	47,516
First Community Bancshares, Inc./Virginia	1,153	22,876
First Connecticut Bancorp, Inc./Connecticut	970	15,481
First Financial Bancorp	4,041	73,465
First Financial Bankshares, Inc.	4,060	120,095
First Financial Corp./Indiana	702	24,015
First Interstate BancSystem, Inc., Class A	1,277	35,922
First Merchants Corp.	2,623	61,824
First Midwest Bancorp, Inc./Illinois	4,883	87,992
First NBC Bank Holding Co.*	1,017	20,940
First of Long Island Corp.	785	22,373
FirstMerit Corp.	10,629	223,740
Flushing Financial Corp.	1,893	40,927
Franklin Financial Network, Inc.*	386	10,422
Fulton Financial Corp.	11,282	150,953
German American Bancorp, Inc.	855	27,531
Glacier Bancorp, Inc.	4,784	121,609
Great Southern Bancorp, Inc.	711	26,399
Great Western Bancorp, Inc.	2,597	70,820
Green Bancorp, Inc.*	699	5,291
Guaranty Bancorp	1,046	16,171
Hampton Roads Bankshares, Inc.*	1,859	3,290
Hancock Holding Co.	4,922	113,009
Hanmi Financial Corp.	1,905	41,948
Heartland Financial USA, Inc.	1,199	36,917
Heritage Commerce Corp.	1,438	14,394
Heritage Financial Corp./Washington	1,964	34,507
Heritage Oaks Bancorp	1,463	11,397
Hilltop Holdings, Inc.*	4,830	91,190
Home BancShares, Inc./Arkansas	3,673	150,409
HomeTrust Bancshares, Inc.*	1,317	24,141
Horizon Bancorp/Indiana	792	19,578
IBERIABANK Corp.	2,424	124,279
Independent Bank Corp./Massachusetts	1,646	75,650
Independent Bank Corp./Michigan	1,502	21,854
Independent Bank Group, Inc.	621	17,015
International Bancshares Corp.	3,394	83,696
Investors Bancorp, Inc.	21,656	252,076
Lakeland Bancorp, Inc.	2,405	24,411
Lakeland Financial Corp.	21,022	962,387
LegacyTexas Financial Group, Inc.	3,131	61,524
Live Oak Bancshares, Inc.	267	4,005
MainSource Financial Group, Inc.	1,406	29,653
MB Financial, Inc.	4,794	155,565
Mercantile Bank Corp.	1,091	24,460
Merchants Bancshares, Inc./Vermont	336	9,993
MidWestOne Financial Group, Inc.	553	15,180
National Bank Holdings Corp., Class A	1,758	35,846
National Bankshares, Inc./Virginia	462	15,856
National Commerce Corp.*	412	9,727
National Penn Bancshares, Inc.	8,953	95,260
NBT Bancorp, Inc.	2,883	77,697
OFG Bancorp	2,943	20,572
Old National Bancorp/Indiana	7,348	89,572
Old Second Bancorp, Inc.*	1,744	12,504
Opus Bank	667	22,678
Pacific Continental Corp.	1,209	19,501
Pacific Premier Bancorp, Inc.*	1,814	38,765
Park National Corp.	823	74,070
Park Sterling Corp.	2,846	18,983
Peapack-Gladstone Financial Corp.	996	16,832

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Penns Woods Bancorp, Inc.	316	$12,179
Peoples Bancorp, Inc./Ohio	29,507	576,567
Peoples Financial Services Corp.	469	17,447
People’s Utah Bancorp	88	1,393
Pinnacle Financial Partners, Inc.	2,297	112,691
Preferred Bank/California	753	22,778
PrivateBancorp, Inc.	5,056	195,162
Prosperity Bancshares, Inc.	4,502	208,848
QCR Holdings, Inc.	641	15,288
Renasant Corp.	2,543	83,690
Republic Bancorp, Inc./Kentucky, Class A	703	18,159
S&T Bancorp, Inc.	2,280	58,733
Sandy Spring Bancorp, Inc.	1,626	45,252
Seacoast Banking Corp. of Florida*	1,617	25,532
ServisFirst Bancshares, Inc.	1,461	64,868
Sierra Bancorp	841	15,264
Simmons First National Corp., Class A	1,891	85,227
South State Corp.	1,544	99,171
Southside Bancshares, Inc.	1,685	43,928
Southwest Bancorp, Inc./Oklahoma	1,170	17,609
State Bank Financial Corp.	2,328	46,001
Sterling Bancorp/Delaware	7,649	121,849
Stock Yards Bancorp, Inc.	961	37,027
Stonegate Bank	715	21,421
Suffolk Bancorp	805	20,318
Sun Bancorp, Inc./New Jersey*	651	13,482
Talmer Bancorp, Inc., Class A	3,362	60,819
Texas Capital Bancshares, Inc.*	2,917	111,954
Tompkins Financial Corp.	929	59,456
Towne Bank/Virginia	2,972	57,033
TriCo Bancshares	1,492	37,777
TriState Capital Holdings, Inc.*	1,362	17,161
Triumph Bancorp, Inc.*	1,045	16,542
Trustmark Corp.	4,260	98,108
UMB Financial Corp.	2,509	129,540
Umpqua Holdings Corp.	14,109	223,769
Union Bankshares Corp.	2,949	72,634
United Bankshares, Inc./West Virginia	4,448	163,242
United Community Banks, Inc./Georgia	3,458	63,869
Univest Corp. of Pennsylvania	1,339	26,124
Valley National Bancorp	14,891	142,060
Washington Trust Bancorp, Inc.	964	35,976
Webster Financial Corp.	5,868	210,661
WesBanco, Inc.	2,523	74,958
West Bancorp, Inc.	1,007	18,358
Westamerica Bancorp	1,669	81,297
Western Alliance Bancorp*	5,566	185,793
Wilshire Bancorp, Inc.	4,614	47,524
Wintrust Financial Corp.	3,052	135,326
Yadkin Financial Corp.	2,812	66,560

		13,763,605

Capital Markets (0.5%)
Actua Corp.*	2,629	23,792
Arlington Asset Investment Corp., Class A	1,322	16,565
Ashford, Inc.*	69	3,146
Associated Capital Group, Inc., Class A*	404	11,320
BGC Partners, Inc., Class A	11,670	105,613
Calamos Asset Management, Inc., Class A	1,249	10,604
Cohen & Steers, Inc.	1,318	51,297
Cowen Group, Inc., Class A*	6,473	24,662
Diamond Hill Investment Group, Inc.	199	35,295
Evercore Partners, Inc., Class A	2,217	114,730
Fifth Street Asset Management, Inc.	418	1,279
Financial Engines, Inc.	3,257	102,367
GAMCO Investors, Inc., Class A	404	14,972
Greenhill & Co., Inc.	1,954	43,379
HFF, Inc., Class A	2,376	65,411
Houlihan Lokey, Inc.	626	15,587
INTL FCStone, Inc.*	1,001	26,757
Investment Technology Group, Inc.	2,080	45,968
Janus Capital Group, Inc.	9,378	137,200
KCG Holdings, Inc., Class A*	2,320	27,724
Ladenburg Thalmann Financial Services, Inc.*	7,254	18,135
Medley Management, Inc., Class A	485	2,667
Moelis & Co., Class A	1,129	31,872
OM Asset Management plc	1,644	21,947
Oppenheimer Holdings, Inc., Class A	733	11,567
Piper Jaffray Cos.*	855	42,374
Pzena Investment Management, Inc., Class A	837	6,319
Safeguard Scientifics, Inc.*	1,415	18,749
Stifel Financial Corp.*	4,352	128,819
Virtu Financial, Inc., Class A	1,244	27,505
Virtus Investment Partners, Inc.	443	34,603
Walter Investment Management Corp.*	2,410	18,412
Westwood Holdings Group, Inc.	498	29,208
WisdomTree Investments, Inc.	7,232	82,662
ZAIS Group Holdings, Inc.*	260	1,264

		1,353,771

Consumer Finance (0.2%)
Cash America International, Inc.	1,582	61,129
Encore Capital Group, Inc.*	1,727	44,453
Enova International, Inc.*	1,601	10,102
EZCORP, Inc., Class A*	3,397	10,089
First Cash Financial Services, Inc.	1,837	84,612
Green Dot Corp., Class A*	2,964	68,083
JG Wentworth Co., Class A*	1,070	1,306
Nelnet, Inc., Class A	1,468	57,795
PRA Group, Inc.*	3,054	89,757
Regional Management Corp.*	659	11,276
World Acceptance Corp.*	458	17,367

		455,969

Diversified Financial Services (0.2%)
BBX Capital Corp., Class A*	203	3,240
FNFV Group*	4,662	50,583
GAIN Capital Holdings, Inc.	2,265	14,858
MarketAxess Holdings, Inc.	2,416	301,589
Marlin Business Services Corp.	606	8,672
NewStar Financial, Inc.*	1,674	14,648
On Deck Capital, Inc.*	814	6,341
PICO Holdings, Inc.*	1,624	16,614
Resource America, Inc., Class A	1,134	6,543
Tiptree Financial, Inc., Class A	2,022	11,525

		434,613

Insurance (4.6%)
Ambac Financial Group, Inc.*	2,782	43,956
American Equity Investment Life Holding Co.	5,160	86,688
AMERISAFE, Inc.	1,246	65,465
Argo Group International Holdings Ltd.	1,799	103,245
Arthur J. Gallagher & Co.	21,000	934,080
Aspen Insurance Holdings Ltd.	53,700	2,561,490

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Atlas Financial Holdings, Inc.*	757	$13,732
Baldwin & Lyons, Inc., Class B	647	15,923
Citizens, Inc./Texas*	3,333	24,131
CNO Financial Group, Inc.	11,945	214,054
Crawford & Co., Class B	1,999	12,953
Donegal Group, Inc., Class A	553	7,952
eHealth, Inc.*	1,172	11,005
EMC Insurance Group, Inc.	477	12,235
Employers Holdings, Inc.	2,105	59,235
Endurance Specialty Holdings Ltd.	3,091	201,966
Enstar Group Ltd.*	587	95,434
FBL Financial Group, Inc., Class A	637	39,188
Federated National Holding Co.	953	18,736
Fidelity & Guaranty Life	708	18,578
First American Financial Corp.	7,038	268,218
Global Indemnity plc*	429	13,355
Greenlight Capital Reinsurance Ltd., Class A*	1,911	41,641
Hallmark Financial Services, Inc.*	1,007	11,580
Hanover Insurance Group, Inc.	22,600	2,038,972
HCI Group, Inc.	576	19,181
Heritage Insurance Holdings, Inc.	1,658	26,478
Horace Mann Educators Corp.	2,605	82,552
Independence Holding Co.	490	7,801
Infinity Property & Casualty Corp.	753	60,616
James River Group Holdings Ltd.	684	22,066
Kemper Corp.	2,771	81,938
Maiden Holdings Ltd.	3,273	42,353
MBIA, Inc.*	7,566	66,959
National General Holdings Corp.	2,611	56,371
National Interstate Corp.	475	14,212
National Western Life Group, Inc., Class A	147	33,903
Navigators Group, Inc.*	665	55,773
Old Republic International Corp.	97,900	1,789,612
OneBeacon Insurance Group Ltd., Class A	1,352	17,211
Patriot National, Inc.*	598	4,605
Primerica, Inc.	3,098	137,954
RLI Corp.	2,815	188,211
Safety Insurance Group, Inc.	940	53,636
Selective Insurance Group, Inc.	3,665	134,176
State Auto Financial Corp.	976	21,531
State National Cos., Inc.	2,116	26,662
Stewart Information Services Corp.	1,516	55,000
Third Point Reinsurance Ltd.*	5,289	60,136
United Fire Group, Inc.	1,280	56,090
United Insurance Holdings Corp.	1,128	21,669
Universal Insurance Holdings, Inc.	2,130	37,914
Validus Holdings Ltd.	41,500	1,958,385

		12,046,807

Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	4,489	157,699
AG Mortgage Investment Trust, Inc. (REIT)	1,902	24,859
Agree Realty Corp. (REIT)	1,352	52,011
Alexander’s, Inc. (REIT)	131	49,852
Altisource Residential Corp. (REIT)	3,736	44,832
American Assets Trust, Inc. (REIT)	2,400	95,808
American Capital Mortgage Investment Corp. (REIT)	3,383	49,662
Anworth Mortgage Asset Corp. (REIT)	6,932	32,303
Apollo Commercial Real Estate Finance, Inc. (REIT)	3,745	61,044
Apollo Residential Mortgage, Inc. (REIT)	2,134	28,638
Ares Commercial Real Estate Corp. (REIT)	1,825	19,984
Armada Hoffler Properties, Inc. (REIT)	1,872	21,060
ARMOUR Residential REIT, Inc. (REIT)	2,496	53,734
Ashford Hospitality Prime, Inc. (REIT)	1,758	20,516
Ashford Hospitality Trust, Inc. (REIT)	5,587	35,645
Bluerock Residential Growth REIT, Inc. (REIT)	1,361	14,808
Brandywine Realty Trust (REIT)	82,500	1,157,475
Capstead Mortgage Corp. (REIT)	6,356	62,861
CareTrust REIT, Inc. (REIT)	2,716	34,493
CatchMark Timber Trust, Inc. (REIT), Class A	2,465	26,696
Cedar Realty Trust, Inc. (REIT)	5,621	40,640
Chatham Lodging Trust (REIT)	2,288	49,032
Chesapeake Lodging Trust (REIT)	3,749	99,199
Colony Capital, Inc. (REIT), Class A	7,245	121,499
Colony Starwood Homes (REIT)	2,186	54,104
CorEnergy Infrastructure Trust, Inc. (REIT)	801	16,108
CoreSite Realty Corp. (REIT)	1,575	110,266
Cousins Properties, Inc. (REIT)	13,613	141,303
CubeSmart (REIT)	11,549	384,582
CyrusOne, Inc. (REIT)	4,771	217,796
CYS Investments, Inc. (REIT)	10,195	82,987
DCT Industrial Trust, Inc. (REIT)	5,804	229,084
DiamondRock Hospitality Co. (REIT)	12,678	128,301
DuPont Fabros Technology, Inc. (REIT)	4,098	166,092
Dynex Capital, Inc. (REIT)	2,374	15,787
Easterly Government Properties, Inc. (REIT)	644	11,927
EastGroup Properties, Inc. (REIT)	2,093	126,354
Education Realty Trust, Inc. (REIT)	4,064	169,062
EPR Properties (REIT)	3,759	250,425
Equity One, Inc. (REIT)	5,306	152,070
FelCor Lodging Trust, Inc. (REIT)	9,386	76,214
First Industrial Realty Trust, Inc. (REIT)	7,123	161,977
First Potomac Realty Trust (REIT)	3,828	34,682
Franklin Street Properties Corp. (REIT)	5,488	58,228
Geo Group, Inc. (REIT)	4,776	165,584
Getty Realty Corp. (REIT)	1,593	31,589
Gladstone Commercial Corp. (REIT)	1,279	20,950
Government Properties Income Trust (REIT)	4,307	76,880
Gramercy Property Trust (REIT)	26,943	227,668
Great Ajax Corp. (REIT)	400	4,476
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,485	47,762
Hatteras Financial Corp. (REIT)	6,158	88,059
Healthcare Realty Trust, Inc. (REIT)	6,549	202,299
Hersha Hospitality Trust (REIT)	2,824	60,264
Highwoods Properties, Inc. (REIT)	6,180	295,466
Hudson Pacific Properties, Inc. (REIT)	4,795	138,671
Independence Realty Trust, Inc. (REIT)	2,183	15,543

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
InfraREIT, Inc. (REIT)	1,475	$25,149
Invesco Mortgage Capital, Inc. (REIT)	7,951	96,843
Investors Real Estate Trust (REIT)	8,030	58,298
iStar, Inc. (REIT)*	4,672	45,132
Kite Realty Group Trust (REIT)	5,325	147,556
Ladder Capital Corp. (REIT)	2,660	33,117
LaSalle Hotel Properties (REIT)	7,245	183,371
Lexington Realty Trust (REIT)	13,017	111,946
LTC Properties, Inc. (REIT)	77,708	3,515,510
Mack-Cali Realty Corp. (REIT)	5,765	135,477
Medical Properties Trust, Inc. (REIT)	15,132	196,413
Monmouth Real Estate Investment Corp. (REIT)	3,874	46,062
Monogram Residential Trust, Inc. (REIT)	10,725	105,748
National Health Investors, Inc. (REIT)	2,453	163,174
National Storage Affiliates Trust (REIT)	1,517	32,160
New Residential Investment Corp. (REIT)	14,960	173,985
New Senior Investment Group, Inc. (REIT)	5,619	57,876
New York Mortgage Trust, Inc. (REIT)	7,355	34,863
New York REIT, Inc. (REIT)	10,376	104,798
NexPoint Residential Trust, Inc. (REIT)	783	10,249
One Liberty Properties, Inc. (REIT)	814	18,242
Orchid Island Capital, Inc. (REIT)	1,535	15,918
Parkway Properties, Inc. (REIT)	5,214	81,651
Pebblebrook Hotel Trust (REIT)	4,555	132,414
Pennsylvania Real Estate Investment Trust (REIT)	4,290	93,736
PennyMac Mortgage Investment Trust (REIT)‡	4,598	62,717
Physicians Realty Trust (REIT)	6,973	129,558
Potlatch Corp. (REIT)	2,665	83,947
Preferred Apartment Communities, Inc. (REIT), Class A	1,546	19,603
PS Business Parks, Inc. (REIT)	1,272	127,849
QTS Realty Trust, Inc. (REIT), Class A	1,817	86,089
RAIT Financial Trust (REIT)	6,074	19,072
Ramco-Gershenson Properties Trust (REIT)	4,911	88,545
Redwood Trust, Inc. (REIT)	4,989	65,256
Resource Capital Corp. (REIT)	1,564	17,595
Retail Opportunity Investments Corp. (REIT)	6,428	129,331
Rexford Industrial Realty, Inc. (REIT)	3,414	61,998
RLJ Lodging Trust (REIT)	8,165	186,815
Rouse Properties, Inc. (REIT)	2,397	44,057
Ryman Hospitality Properties, Inc. (REIT)	2,834	145,894
Sabra Health Care REIT, Inc. (REIT)	4,050	81,365
Saul Centers, Inc. (REIT)	611	32,395
Select Income REIT (REIT)	3,966	91,416
Silver Bay Realty Trust Corp. (REIT)	2,317	34,407
Sovran Self Storage, Inc. (REIT)	2,528	298,178
STAG Industrial, Inc. (REIT)	4,036	82,173
STORE Capital Corp. (REIT)	2,657	68,763
Summit Hotel Properties, Inc. (REIT)	5,763	68,983
Sun Communities, Inc. (REIT)	3,277	234,666
Sunstone Hotel Investors, Inc. (REIT)	13,375	187,250
Terreno Realty Corp. (REIT)	2,655	62,260
UMH Properties, Inc. (REIT)	1,530	15,178
United Development Funding IV (REIT)†	1,991	5,416
Universal Health Realty Income Trust (REIT)	786	44,213
Urban Edge Properties (REIT)	5,754	148,683
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	35,112
Washington Real Estate Investment Trust (REIT)	4,385	128,086
Western Asset Mortgage Capital Corp. (REIT)	2,888	29,024
Whitestone REIT (REIT)	1,724	21,671
Xenia Hotels & Resorts, Inc. (REIT)	7,110	111,058

		14,985,221

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,080	112,974
Altisource Asset Management Corp.*	65	767
Altisource Portfolio Solutions S.A.*	870	21,011
AV Homes, Inc.*	865	9,826
Consolidated-Tomoka Land Co.	280	12,919
Forestar Group, Inc.*	2,209	28,805
FRP Holdings, Inc.*	459	16,340
Kennedy-Wilson Holdings, Inc.	5,924	129,736
Marcus & Millichap, Inc.*	889	22,572
RE/MAX Holdings, Inc., Class A	788	27,029
RMR Group, Inc., Class A*	415	10,379
St. Joe Co.*	1,965	33,700
Tejon Ranch Co.*	881	18,122

		444,180

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin, Inc.*	462	20,818
Astoria Financial Corp.	5,744	90,985
Bank Mutual Corp.	3,186	24,118
BankFinancial Corp.	1,262	14,917
Bear State Financial, Inc.*	875	8,111
Beneficial Bancorp, Inc.*	5,193	71,092
BofI Holding, Inc.*	3,894	83,098
Capitol Federal Financial, Inc.	9,003	119,380
Charter Financial Corp./Maryland	1,090	14,715
Clifton Bancorp, Inc.	1,698	25,674
Dime Community Bancshares, Inc.	2,069	36,456
Essent Group Ltd.*	3,496	72,717
EverBank Financial Corp.	145,146	2,190,253
Federal Agricultural Mortgage Corp., Class C	678	25,581
First Defiance Financial Corp.	586	22,508
Flagstar Bancorp, Inc.*	1,304	27,984
Fox Chase Bancorp, Inc.	805	15,553
Hingham Institution for Savings	85	10,124
HomeStreet, Inc.*	1,460	30,383
Impac Mortgage Holdings, Inc.*	610	8,461
Kearny Financial Corp.	5,865	72,433
LendingTree, Inc.*	414	40,481
Meridian Bancorp, Inc.	3,616	50,335
Meta Financial Group, Inc.	487	22,207
MGIC Investment Corp.*	21,652	166,071
Nationstar Mortgage Holdings, Inc.*	2,290	22,671
NMI Holdings, Inc., Class A*	3,153	15,923
Northfield Bancorp, Inc.	3,099	50,947
Northwest Bancshares, Inc.	6,439	86,991
OceanFirst Financial Corp.	833	14,727
Ocwen Financial Corp.*	6,341	15,662

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oritani Financial Corp.	2,876	$48,806
PennyMac Financial Services, Inc., Class A*‡	1,023	12,030
PHH Corp.*	2,722	34,134
Provident Financial Services, Inc.	4,161	84,010
Radian Group, Inc.	11,717	145,291
Stonegate Mortgage Corp.*	1,072	6,153
Territorial Bancorp, Inc.	576	15,010
TrustCo Bank Corp.	90,007	545,442
United Community Financial Corp./Ohio	3,132	18,385
United Financial Bancorp, Inc.	3,259	41,031
Walker & Dunlop, Inc.*	1,713	41,574
Washington Federal, Inc.	6,115	138,505
Waterstone Financial, Inc.	1,744	23,858
WSFS Financial Corp.	2,000	65,040

		4,690,645

Total Financials		48,174,811

Health Care (10.2%)
Biotechnology (1.8%)
Abeona Therapeutics, Inc.*	792	2,028
ACADIA Pharmaceuticals, Inc.*	5,375	150,285
Acceleron Pharma, Inc.*	1,545	40,773
Achillion Pharmaceuticals, Inc.*	7,712	59,537
Acorda Therapeutics, Inc.*	2,673	70,701
Adamas Pharmaceuticals, Inc.*	728	10,527
Aduro Biotech, Inc.*	591	7,571
Advaxis, Inc.*	1,995	18,015
Aegerion Pharmaceuticals, Inc.*	1,788	6,616
Affimed N.V.*	1,078	4,032
Agenus, Inc.*	4,894	20,359
Aimmune Therapeutics, Inc.*	780	10,577
Akebia Therapeutics, Inc.*	2,073	18,678
Alder Biopharmaceuticals, Inc.*	1,537	37,641
AMAG Pharmaceuticals, Inc.*	2,272	53,165
Amicus Therapeutics, Inc.*	7,650	64,643
Anacor Pharmaceuticals, Inc.*	2,618	139,932
Anthera Pharmaceuticals, Inc.*	2,779	10,060
Applied Genetic Technologies Corp.*	607	8,486
Ardelyx, Inc.*	1,399	10,870
Arena Pharmaceuticals, Inc.*	15,720	30,968
ARIAD Pharmaceuticals, Inc.*	11,010	70,354
Array BioPharma, Inc.*	9,456	27,895
Arrowhead Research Corp.*	3,769	18,167
Asterias Biotherapeutics, Inc.*	728	3,422
Atara Biotherapeutics, Inc.*	1,101	20,952
aTyr Pharma, Inc.*	432	1,702
Avalanche Biotechnologies, Inc.*	1,382	7,145
Avexis, Inc.*	208	5,666
Axovant Sciences Ltd.*	934	10,722
Bellicum Pharmaceuticals, Inc.*	583	5,451
BioCryst Pharmaceuticals, Inc.*	4,256	12,044
BioSpecifics Technologies Corp.*	308	10,725
BioTime, Inc.*	3,593	10,312
Blueprint Medicines Corp.*	663	11,967
Calithera Biosciences, Inc.*	780	4,430
Cara Therapeutics, Inc.*	1,369	8,515
Catabasis Pharmaceuticals, Inc.*	182	917
Catalyst Pharmaceuticals, Inc.*	5,455	6,382
Celldex Therapeutics, Inc.*	6,457	24,407
Cellular Biomedicine Group, Inc.*	693	12,924
Cepheid, Inc.*	4,546	151,655
ChemoCentryx, Inc.*	1,890	4,706
Chiasma, Inc.*	472	4,324
Chimerix, Inc.*	3,003	15,345
Cidara Therapeutics, Inc.*	345	4,382
Clovis Oncology, Inc.*	1,834	35,213
Coherus Biosciences, Inc.*	1,576	33,458
Concert Pharmaceuticals, Inc.*	993	13,564
CorMedix, Inc.*	2,603	6,898
CTI BioPharma Corp.*	13,963	7,420
Curis, Inc.*	6,923	11,146
Cytokinetics, Inc.*	2,223	15,672
CytomX Therapeutics, Inc.*	503	6,489
CytRx Corp.*	4,291	11,500
Dicerna Pharmaceuticals, Inc.*	1,067	5,719
Dimension Therapeutics, Inc.*	247	1,934
Dynavax Technologies Corp.*	2,394	46,061
Eagle Pharmaceuticals, Inc.*	534	21,627
Edge Therapeutics, Inc.*	552	5,051
Editas Medicine, Inc.*	361	12,469
Emergent BioSolutions, Inc.*	1,884	68,483
Enanta Pharmaceuticals, Inc.*	1,050	30,839
Epizyme, Inc.*	2,402	29,112
Esperion Therapeutics, Inc.*	845	14,289
Exact Sciences Corp.*	6,263	42,213
Exelixis, Inc.*	13,984	55,936
Fibrocell Science, Inc.*	1,716	4,290
FibroGen, Inc.*	3,139	66,829
Five Prime Therapeutics, Inc.*	1,471	59,767
Flexion Therapeutics, Inc.*	982	9,034
Foundation Medicine, Inc.*	849	15,435
Galena Biopharma, Inc.*	11,367	15,459
Genocea Biosciences, Inc.*	1,459	11,293
Genomic Health, Inc.*	1,152	28,535
Geron Corp.*	10,558	30,829
Global Blood Therapeutics, Inc.*	484	7,676
Halozyme Therapeutics, Inc.*	6,974	66,044
Heron Therapeutics, Inc.*	1,920	36,461
Idera Pharmaceuticals, Inc.*	5,384	10,660
Ignyta, Inc.*	1,473	9,972
Immune Design Corp.*	794	10,322
ImmunoGen, Inc.*	5,644	48,087
Immunomedics, Inc.*	6,072	15,180
Infinity Pharmaceuticals, Inc.*	3,162	16,664
Inovio Pharmaceuticals, Inc.*	4,667	40,650
Insmed, Inc.*	3,993	50,591
Insys Therapeutics, Inc.*	1,581	25,280
Invitae Corp.*	512	5,238
Ironwood Pharmaceuticals, Inc.*	7,862	86,010
Karyopharm Therapeutics, Inc.*	1,480	13,202
Keryx Biopharmaceuticals, Inc.*	6,857	32,022
Kite Pharma, Inc.*	2,045	93,886
La Jolla Pharmaceutical Co.*	933	19,509
Lexicon Pharmaceuticals, Inc.*	2,691	32,157
Ligand Pharmaceuticals, Inc.*	1,114	119,298
Lion Biotechnologies, Inc.*	2,843	14,442
Loxo Oncology, Inc.*	542	14,818
MacroGenics, Inc.*	2,058	38,587
MannKind Corp.*	16,425	26,444
Medgenics, Inc.*	1,154	5,078
Merrimack Pharmaceuticals, Inc.*	7,635	63,905
MiMedx Group, Inc.*	6,887	60,192
Mirati Therapeutics, Inc.*	773	16,542
Momenta Pharmaceuticals, Inc.*	3,998	36,942
Myriad Genetics, Inc.*	4,423	165,553
NantKwest, Inc.*	413	3,395
Natera, Inc.*	632	6,017
Navidea Biopharmaceuticals, Inc.*	9,449	8,925
Neurocrine Biosciences, Inc.*	5,454	215,706

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NewLink Genetics Corp.*	1,371	$24,952
Nivalis Therapeutics, Inc.*	277	1,155
Northwest Biotherapeutics, Inc.*	3,327	4,857
Novavax, Inc.*	17,135	88,417
Oncocyte Corp.*	179	825
OncoMed Pharmaceuticals, Inc.*	1,089	11,010
Oncothyreon, Inc.*	6,514	8,273
Ophthotech Corp.*	1,490	62,982
Organovo Holdings, Inc.*	6,115	13,270
Osiris Therapeutics, Inc.*	1,339	7,646
Otonomy, Inc.*	1,132	16,889
OvaScience, Inc.*	1,452	13,779
PDL BioPharma, Inc.	10,964	36,510
Peregrine Pharmaceuticals, Inc.*	15,221	6,400
Pfenex, Inc.*	1,004	9,869
Portola Pharmaceuticals, Inc.*	3,121	63,668
Progenics Pharmaceuticals, Inc.*	4,525	19,729
Proteon Therapeutics, Inc.*	531	4,110
Prothena Corp. plc*	2,139	88,041
PTC Therapeutics, Inc.*	2,200	14,168
Radius Health, Inc.*	2,073	65,175
Raptor Pharmaceutical Corp.*	5,240	24,104
REGENXBIO, Inc.*	475	5,130
Regulus Therapeutics, Inc.*	1,754	12,155
Repligen Corp.*	2,161	57,958
Retrophin, Inc.*	2,102	28,713
Rigel Pharmaceuticals, Inc.*	5,766	11,993
Sage Therapeutics, Inc.*	1,007	32,284
Sangamo BioSciences, Inc.*	4,502	27,237
Sarepta Therapeutics, Inc.*	2,890	56,413
Seres Therapeutics, Inc.*	579	15,378
Sorrento Therapeutics, Inc.*	1,750	9,415
Spark Therapeutics, Inc.*	529	15,611
Spectrum Pharmaceuticals, Inc.*	4,332	27,552
Stemline Therapeutics, Inc.*	1,125	5,243
Synergy Pharmaceuticals, Inc.*	6,711	18,522
Synta Pharmaceuticals Corp.*	6,364	1,527
T2 Biosystems, Inc.*	634	6,251
TESARO, Inc.*	1,525	67,146
TG Therapeutics, Inc.*	2,292	19,528
Threshold Pharmaceuticals, Inc.*	3,954	1,819
Tobira Therapeutics, Inc.*	181	1,481
Tokai Pharmaceuticals, Inc.*	665	3,731
Trevena, Inc.*	2,103	17,392
Trovagene, Inc.*	2,035	9,463
Ultragenyx Pharmaceutical, Inc.*	2,449	155,046
Vanda Pharmaceuticals, Inc.*	2,717	22,714
Verastem, Inc.*	2,282	3,606
Versartis, Inc.*	1,128	9,047
Vitae Pharmaceuticals, Inc.*	932	6,179
Vital Therapies, Inc.*	1,513	13,723
Voyager Therapeutics, Inc.*	377	3,291
vTv Therapeutics, Inc., Class A*	331	1,708
XBiotech, Inc.*	283	2,674
Xencor, Inc.*	1,834	24,612
XOMA Corp.*	6,503	5,027
Zafgen, Inc.*	1,162	7,762
ZIOPHARM Oncology, Inc.*	7,544	55,976

		4,711,130

Health Care Equipment & Supplies (5.0%)
Abaxis, Inc.	1,411	64,045
ABIOMED, Inc.*	2,683	254,375
Accuray, Inc.*	5,175	29,912
Analogic Corp.	780	61,628
AngioDynamics, Inc.*	1,616	19,861
Anika Therapeutics, Inc.*	977	43,691
Antares Pharma, Inc.*	11,004	9,575
AtriCure, Inc.*	1,859	31,287
Atrion Corp.	88	34,792
Cantel Medical Corp.	2,195	156,635
Cardiovascular Systems, Inc.*	2,056	21,321
Cerus Corp.*	6,200	36,766
ConforMIS, Inc.*	685	7,364
CONMED Corp.	1,734	72,724
Corindus Vascular Robotics, Inc.*	1,618	1,603
CryoLife, Inc.	1,648	17,716
Cutera, Inc.*	681	7,661
Cynosure, Inc., Class A*	1,460	64,415
EndoChoice Holdings, Inc.*	383	1,995
Endologix, Inc.*	4,527	37,846
Entellus Medical, Inc.*	421	7,658
Exactech, Inc.*	735	14,891
GenMark Diagnostics, Inc.*	2,667	14,055
Glaukos Corp.*	486	8,194
Globus Medical, Inc., Class A*	4,386	104,168
Greatbatch, Inc.*	1,617	57,630
Haemonetics Corp.*	3,285	114,909
Halyard Health, Inc.*	2,960	85,041
HeartWare International, Inc.*	1,120	35,190
Hill-Rom Holdings, Inc.	43,800	2,203,140
ICU Medical, Inc.*	909	94,627
Inogen, Inc.*	976	43,901
Insulet Corp.*	3,582	118,779
Integra LifeSciences Holdings Corp.*	1,834	123,538
Invacare Corp.	64,451	848,820
InVivo Therapeutics Holdings Corp.*	1,892	13,206
Invuity, Inc.*	278	2,007
iRadimed Corp.*	201	3,851
K2M Group Holdings, Inc.*	1,130	16,758
Lantheus Holdings, Inc.*	799	1,510
LDR Holding Corp.*	1,705	43,460
LeMaitre Vascular, Inc.	824	12,789
LivaNova plc*	2,837	153,141
Masimo Corp.*	2,805	117,361
Meridian Bioscience, Inc.	2,511	51,752
Merit Medical Systems, Inc.*	2,867	53,011
Natus Medical, Inc.*	2,103	80,818
Neogen Corp.*	2,354	118,524
Nevro Corp.*	1,091	61,380
Novocure Ltd.*	554	8,022
NuVasive, Inc.*	3,089	150,280
Nuvectra Corp.*	539	2,916
NxStage Medical, Inc.*	3,969	59,495
OraSure Technologies, Inc.*	3,559	25,732
Orthofix International N.V.*	1,166	48,412
Oxford Immunotec Global plc*	1,420	14,072
Penumbra, Inc.*	302	13,892
Quidel Corp.*	1,893	32,673
Rockwell Medical, Inc.*	3,416	25,654
RTI Surgical, Inc.*	4,107	16,428
SeaSpine Holdings Corp.*	609	8,916
Second Sight Medical Products, Inc.*	841	4,062
Sientra, Inc.*	467	3,194
Spectranetics Corp.*	2,827	41,048
STAAR Surgical Co.*	2,458	18,165
STERIS plc	50,907	3,616,942
SurModics, Inc.*	845	15,556
Tandem Diabetes Care, Inc.*	1,252	10,905
Teleflex, Inc.	16,700	2,622,067
TransEnterix, Inc.*	2,830	12,028

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Unilife Corp.*	8,311	$5,652
Utah Medical Products, Inc.	248	15,510
Vascular Solutions, Inc.*	1,045	33,994
Veracyte, Inc.*	933	5,038
West Pharmaceutical Services, Inc.	4,654	322,615
Wright Medical Group N.V.*	5,634	93,524
Zeltiq Aesthetics, Inc.*	2,009	54,564

		12,860,677

Health Care Providers & Services (1.1%)
AAC Holdings, Inc.*	563	11,142
Aceto Corp.	1,880	44,293
Addus HomeCare Corp.*	443	7,615
Adeptus Health, Inc., Class A*	403	22,382
Air Methods Corp.*	2,514	91,057
Alliance HealthCare Services, Inc.*	357	2,567
Almost Family, Inc.*	462	17,205
Amedisys, Inc.*	1,774	85,755
AMN Healthcare Services, Inc.*	3,033	101,939
Amsurg Corp.*	3,493	260,578
BioScrip, Inc.*	4,741	10,146
BioTelemetry, Inc.*	1,729	20,195
Capital Senior Living Corp.*	1,944	36,003
Chemed Corp.	1,109	150,214
Civitas Solutions, Inc.*	741	12,916
CorVel Corp.*	533	21,011
Cross Country Healthcare, Inc.*	2,082	24,214
Diplomat Pharmacy, Inc.*	2,285	62,609
Ensign Group, Inc.	3,216	72,810
ExamWorks Group, Inc.*	2,594	76,679
Five Star Quality Care, Inc.*	2,748	6,293
Genesis Healthcare, Inc.*	2,594	6,018
HealthEquity, Inc.*	2,379	58,690
HealthSouth Corp.	5,800	218,254
Healthways, Inc.*	2,018	20,361
Kindred Healthcare, Inc.	5,460	67,431
Landauer, Inc.	622	20,569
LHC Group, Inc.*	875	31,115
Magellan Health, Inc.*	1,587	107,805
Molina Healthcare, Inc.*	2,538	163,675
National HealthCare Corp.	629	39,187
National Research Corp., Class A	718	11,165
Nobilis Health Corp.*	2,245	7,004
Owens & Minor, Inc.	4,050	163,701
PharMerica Corp.*	1,908	42,186
Providence Service Corp.*	859	43,869
RadNet, Inc.*	2,436	11,766
Select Medical Holdings Corp.*	6,922	81,749
Surgery Partners, Inc.*	1,038	13,764
Surgical Care Affiliates, Inc.*	1,378	63,774
Team Health Holdings, Inc.*	4,622	193,246
Teladoc, Inc.*	647	6,211
Triple-S Management Corp., Class B*	1,616	40,174
Trupanion, Inc.*	1,098	10,815
U.S. Physical Therapy, Inc.	816	40,580
Universal American Corp.	3,182	22,719
WellCare Health Plans, Inc.*	2,841	263,503

		2,886,954

Health Care Technology (0.2%)
Castlight Health, Inc., Class B*	2,370	7,892
Computer Programs & Systems, Inc.	731	38,100
Connecture, Inc.*	469	1,200
Evolent Health, Inc., Class A*	897	9,472
HealthStream, Inc.*	1,646	36,360
HMS Holdings Corp.*	5,408	77,605
Imprivata, Inc.*	649	8,197
Medidata Solutions, Inc.*	3,531	136,685
Omnicell, Inc.*	2,268	63,209
Press Ganey Holdings, Inc.*	686	20,635
Quality Systems, Inc.	3,107	47,351
Vocera Communications, Inc.*	1,648	21,012

		467,718

Life Sciences Tools & Services (1.4%)
Accelerate Diagnostics, Inc.*	1,596	22,935
Affymetrix, Inc.*	4,871	68,243
Albany Molecular Research, Inc.*	1,628	24,892
Cambrex Corp.*	2,010	88,440
Fluidigm Corp.*	1,806	14,574
Gerresheimer AG	38,800	3,043,295
Harvard Bioscience, Inc.*	2,223	6,713
INC Research Holdings, Inc., Class A*	799	32,927
Luminex Corp.*	2,830	54,902
NanoString Technologies, Inc.*	810	12,328
NeoGenomics, Inc.*	3,432	23,132
Pacific Biosciences of California, Inc.*	4,371	37,154
PAREXEL International Corp.*	3,568	223,821
PRA Health Sciences, Inc.*	1,248	53,364
Sequenom, Inc.*	7,345	10,356

		3,717,076

Pharmaceuticals (0.7%)
Aclaris Therapeutics, Inc.*	377	7,144
Aerie Pharmaceuticals, Inc.*	1,387	16,866
Agile Therapeutics, Inc.*	769	4,775
Alimera Sciences, Inc.*	2,290	4,008
Amphastar Pharmaceuticals, Inc.*	2,151	25,812
ANI Pharmaceuticals, Inc.*	505	16,998
Aralez Pharmaceuticals, Inc.*	2,885	10,242
Aratana Therapeutics, Inc.*	2,138	11,802
Assembly Biosciences, Inc.*	1,044	5,241
BioDelivery Sciences International, Inc.*	3,333	10,766
Carbylan Therapeutics, Inc.*	869	559
Catalent, Inc.*	5,332	142,204
Cempra, Inc.*	2,246	39,350
Collegium Pharmaceutical, Inc.*	425	7,714
Corcept Therapeutics, Inc.*	3,917	18,332
Corium International, Inc.*	834	3,219
Depomed, Inc.*	3,780	52,655
Dermira, Inc.*	1,027	21,238
Durect Corp.*	8,128	10,973
Endocyte, Inc.*	2,436	7,552
Flex Pharma, Inc.*	477	5,233
Foamix Pharmaceuticals Ltd.*	1,661	10,830
Heska Corp.*	308	8,778
Impax Laboratories, Inc.*	4,594	147,100
Innoviva, Inc.	5,272	66,374
Intersect ENT, Inc.*	1,084	20,596
Intra-Cellular Therapies, Inc.*	1,685	46,843
Lannett Co., Inc.*	1,678	30,087
Medicines Co.*	4,229	134,355
MyoKardia, Inc.*	221	2,367
Nektar Therapeutics*	8,448	116,160
Neos Therapeutics, Inc.*	390	4,208
Ocular Therapeutix, Inc.*	1,025	9,902
Omeros Corp.*	2,464	37,798
Orexigen Therapeutics, Inc.*	6,501	3,658
Pacira Pharmaceuticals, Inc.*	2,316	122,702
Paratek Pharmaceuticals, Inc.*	854	12,955
Pernix Therapeutics Holdings, Inc.*	3,227	3,388
Phibro Animal Health Corp., Class A	1,042	28,176

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Prestige Brands Holdings, Inc.*	3,360	$179,390
Relypsa, Inc.*	2,006	27,181
Revance Therapeutics, Inc.*	1,203	21,004
Sagent Pharmaceuticals, Inc.*	1,422	17,306
SciClone Pharmaceuticals, Inc.*	3,251	35,761
Sucampo Pharmaceuticals, Inc., Class A*	1,682	18,384
Supernus Pharmaceuticals, Inc.*	2,297	35,029
Teligent, Inc.*	2,726	13,357
Tetraphase Pharmaceuticals, Inc.*	2,332	10,797
TherapeuticsMD, Inc.*	9,019	57,722
Theravance Biopharma, Inc.*	1,807	33,972
VIVUS, Inc.*	7,605	10,647
XenoPort, Inc.*	3,861	17,413
Zogenix, Inc.*	1,339	12,372
Zynerba Pharmaceuticals, Inc.*	242	2,287

		1,721,582

Total Health Care		26,365,137

Industrials (20.2%)
Aerospace & Defense (2.5%)
AAR Corp.	139,579	3,248,003
Aerojet Rocketdyne Holdings, Inc.*	4,096	67,093
Aerovironment, Inc.*	1,269	35,938
American Science & Engineering, Inc.	460	12,737
Astronics Corp.*	1,443	55,051
Cubic Corp.	25,843	1,032,686
Curtiss-Wright Corp.	2,935	222,092
DigitalGlobe, Inc.*	4,090	70,757
Ducommun, Inc.*	691	10,538
Engility Holdings, Inc.*	1,205	22,606
Esterline Technologies Corp.*	16,094	1,031,143
HEICO Corp.	1,224	73,599
HEICO Corp., Class A	2,561	121,904
KEYW Holding Corp.*	2,019	13,406
KLX, Inc.*	3,302	106,126
Kratos Defense & Security Solutions, Inc.*	3,176	15,721
Moog, Inc., Class A*	2,349	107,302
National Presto Industries, Inc.	310	25,959
Sparton Corp.*	701	12,611
TASER International, Inc.*	3,534	69,372
Teledyne Technologies, Inc.*	2,301	202,810
Vectrus, Inc.*	674	15,334

		6,572,788

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,455	53,138
Atlas Air Worldwide Holdings, Inc.*	1,568	66,279
Echo Global Logistics, Inc.*	1,915	52,012
Forward Air Corp.	1,959	88,782
Hub Group, Inc., Class A*	2,275	92,797
Park-Ohio Holdings Corp.	565	24,193
Radiant Logistics, Inc.*	2,170	7,747
XPO Logistics, Inc.*	4,597	141,128

		526,076

Airlines (0.5%)
Allegiant Travel Co.	867	154,378
Hawaiian Holdings, Inc.*	3,052	144,024
SkyWest, Inc.	3,373	67,426
Spirit Airlines, Inc.*	18,000	863,640
Virgin America, Inc.*	1,649	63,586

		1,293,054

Building Products (3.3%)
AAON, Inc.	2,674	74,872
Advanced Drainage Systems, Inc.	2,238	47,669
American Woodmark Corp.*	806	60,120
Apogee Enterprises, Inc.	1,848	81,109
Builders FirstSource, Inc.*	3,350	37,755
Continental Building Products, Inc.*	1,922	35,672
Gibraltar Industries, Inc.*	63,657	1,820,590
Griffon Corp.	29,369	453,751
Insteel Industries, Inc.	1,189	36,348
Masonite International Corp.*	1,932	126,546
NCI Building Systems, Inc.*	1,722	24,452
Nortek, Inc.*	643	31,051
Patrick Industries, Inc.*	854	38,763
PGT, Inc.*	3,160	31,094
Ply Gem Holdings, Inc.*	1,385	19,459
Quanex Building Products Corp.	2,265	39,320
Simpson Manufacturing Co., Inc.	48,774	1,861,704
Trex Co., Inc.*	1,936	92,793
Universal Forest Products, Inc.	41,976	3,602,380

		8,515,448

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	3,560	115,024
ACCO Brands Corp.*	7,213	64,773
ARC Document Solutions, Inc.*	2,500	11,250
Brady Corp., Class A	3,102	83,258
Brink’s Co.	3,076	103,323
Casella Waste Systems, Inc., Class A*	2,773	18,579
CECO Environmental Corp.	1,795	11,147
Civeo Corp.*	6,408	7,882
Deluxe Corp.	3,235	202,155
Ennis, Inc.	1,686	32,961
Essendant, Inc.	2,505	79,985
G&K Services, Inc., Class A	1,264	92,588
Healthcare Services Group, Inc.	4,605	169,510
Heritage-Crystal Clean, Inc.*	896	8,906
Herman Miller, Inc.	3,775	116,610
HNI Corp.	2,797	109,558
InnerWorkings, Inc.*	2,347	18,659
Interface, Inc.	4,334	80,352
Kimball International, Inc., Class B	2,202	24,993
Knoll, Inc.	3,211	69,518
Matthews International Corp., Class A	2,108	108,499
McGrath RentCorp	60,541	1,518,368
Mobile Mini, Inc.	2,997	98,961
MSA Safety, Inc.	22,245	1,075,546
Multi-Color Corp.	821	43,800
NL Industries, Inc.*	460	1,039
Quad/Graphics, Inc.	1,790	23,163
SP Plus Corp.*	1,086	26,129
Steelcase, Inc., Class A	5,205	77,659
Team, Inc.*	1,911	58,047
Tetra Tech, Inc.	3,866	115,284
TRC Cos., Inc.*	1,195	8,664
U.S. Ecology, Inc.	1,376	60,764
UniFirst Corp.	949	103,555
Viad Corp.	1,228	35,808
VSE Corp.	272	18,466
West Corp.	3,243	74,005

		4,868,788

Construction & Engineering (2.3%)
Aegion Corp.*	2,206	46,525
Ameresco, Inc., Class A*	1,393	6,645
Argan, Inc.	845	29,710
Comfort Systems USA, Inc.	2,366	75,168
Dycom Industries, Inc.*	2,200	142,274
EMCOR Group, Inc.	45,458	2,209,259

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Granite Construction, Inc.	67,511	$3,227,026
Great Lakes Dredge & Dock Corp.*	3,766	16,796
HC2 Holdings, Inc.*	1,398	5,340
MasTec, Inc.*	4,416	89,380
MYR Group, Inc.*	1,256	31,538
Northwest Pipe Co.*	651	6,002
NV5 Global, Inc.*	359	9,632
Orion Marine Group, Inc.*	1,821	9,433
Primoris Services Corp.	2,421	58,830
Tutor Perini Corp.*	2,497	38,803

		6,002,361

Electrical Equipment (2.4%)
Allied Motion Technologies, Inc.	442	7,956
AZZ, Inc.	1,645	93,107
Encore Wire Corp.	1,344	52,322
EnerSys, Inc.	34,262	1,909,079
Enphase Energy, Inc.*	1,942	4,525
Franklin Electric Co., Inc.	25,287	813,483
FuelCell Energy, Inc.*	1,467	9,931
Generac Holdings, Inc.*	4,410	164,228
General Cable Corp.	3,234	39,487
LSI Industries, Inc.	1,357	15,945
Plug Power, Inc.*	10,763	22,064
Powell Industries, Inc.	566	16,872
Power Solutions International, Inc.*	336	4,637
PowerSecure International, Inc.*	1,442	26,951
Preformed Line Products Co.	184	6,720
Regal Beloit Corp.	47,900	3,022,011
Sunrun, Inc.*	1,258	8,152
Thermon Group Holdings, Inc.*	2,115	37,139
Vicor Corp.*	1,125	11,790

		6,266,399

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	30,400	3,024,800
Raven Industries, Inc.	2,424	38,832

		3,063,632

Machinery (4.4%)
Accuride Corp.*	2,701	4,186
Actuant Corp., Class A	3,778	93,354
Alamo Group, Inc.	638	35,543
Albany International Corp., Class A	1,855	69,729
Altra Industrial Motion Corp.	1,771	49,198
American Railcar Industries, Inc.	542	22,076
Astec Industries, Inc.	64,760	3,022,349
Barnes Group, Inc.	3,513	123,060
Blount International, Inc.*	3,043	30,369
Blue Bird Corp.*	335	3,635
Briggs & Stratton Corp.	2,894	69,224
Chart Industries, Inc.*	2,036	44,222
CIRCOR International, Inc.	1,148	53,256
CLARCOR, Inc.	3,215	185,795
Columbus McKinnon Corp.	1,286	20,267
Commercial Vehicle Group, Inc.*	2,066	5,475
Douglas Dynamics, Inc.	1,448	33,174
EnPro Industries, Inc.	1,501	86,578
ESCO Technologies, Inc.	1,689	65,837
ExOne Co.*	759	9,973
Federal Signal Corp.	4,120	54,631
FreightCar America, Inc.	850	13,243
Global Brass & Copper Holdings, Inc.	1,424	35,529
Gorman-Rupp Co.	1,236	32,049
Graham Corp.	701	13,957
Greenbrier Cos., Inc.	1,740	48,094
Harsco Corp.	5,338	29,092
Hillenbrand, Inc.	37,338	1,118,273
Hurco Cos., Inc.	436	14,384
Hyster-Yale Materials Handling, Inc.	621	41,359
John Bean Technologies Corp.	1,864	105,148
Kadant, Inc.	718	32,425
L.B. Foster Co., Class A	736	13,366
Lindsay Corp.	15,995	1,145,402
Lydall, Inc.*	1,132	36,813
Meritor, Inc.*	5,634	45,410
Milacron Holdings Corp.*	981	16,177
Miller Industries, Inc.	699	14,176
Mueller Industries, Inc.	85,460	2,514,233
Mueller Water Products, Inc., Class A	54,326	536,741
Navistar International Corp.*	3,424	42,868
NN, Inc.	1,829	25,021
Omega Flex, Inc.	203	7,060
Proto Labs, Inc.*	1,488	114,710
RBC Bearings, Inc.*	1,487	108,938
Rexnord Corp.*	6,563	132,704
Standex International Corp.	802	62,404
Sun Hydraulics Corp.	1,472	48,856
Tennant Co.	1,156	59,511
Titan International, Inc.	3,066	16,495
TriMas Corp.*	2,956	51,789
Twin Disc, Inc.	497	5,035
Wabash National Corp.*	4,442	58,634
Watts Water Technologies, Inc., Class A	8,282	456,587
Woodward, Inc.	3,977	206,883
Xerium Technologies, Inc.*	785	4,098

		11,289,395

Marine (0.0%)
Eagle Bulk Shipping, Inc.*	1,522	548
Golden Ocean Group Ltd.*	3,829	2,661
Matson, Inc.	2,791	112,114
Navios Maritime Holdings, Inc.	5,564	6,287
Safe Bulkers, Inc.	2,567	2,063
Scorpio Bulkers, Inc.*	2,404	7,885
Ultrapetrol Bahamas Ltd.*	1,666	450

		132,008

Professional Services (1.0%)
Acacia Research Corp.	3,546	13,439
Advisory Board Co.*	2,724	87,849
Barrett Business Services, Inc.	416	11,960
CBIZ, Inc.*	3,373	34,034
CDI Corp.	1,017	6,387
CEB, Inc.	2,137	138,328
CRA International, Inc.*	592	11,627
Exponent, Inc.	1,662	84,779
Franklin Covey Co.*	823	14,477
FTI Consulting, Inc.*	2,655	94,279
GP Strategies Corp.*	835	22,879
Heidrick & Struggles International, Inc.	1,203	28,511
Hill International, Inc.*	2,639	8,893
Huron Consulting Group, Inc.*	20,609	1,199,238
ICF International, Inc.*	1,292	44,406
Insperity, Inc.	1,037	53,644
Kelly Services, Inc., Class A	1,881	35,965
Kforce, Inc.	1,607	31,465
Korn/Ferry International	3,214	90,924
Mistras Group, Inc.*	998	24,720
Navigant Consulting, Inc.*	3,163	50,007
On Assignment, Inc.*	3,316	122,427
Pendrell Corp.*	11,599	6,147
Resources Connection, Inc.	2,527	39,320

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
RPX Corp.*	3,329	$37,484
TriNet Group, Inc.*	2,671	38,329
TrueBlue, Inc.*	2,757	72,096
Volt Information Sciences, Inc.*	651	4,902
WageWorks, Inc.*	2,263	114,530

		2,523,046

Road & Rail (0.2%)
ArcBest Corp.	1,732	37,394
Celadon Group, Inc.	1,780	18,654
Covenant Transportation Group, Inc., Class A*	834	20,174
Heartland Express, Inc.	3,292	61,067
Knight Transportation, Inc.	4,009	104,835
Marten Transport Ltd.	1,539	28,810
P.A.M. Transportation Services, Inc.*	205	6,314
Roadrunner Transportation Systems, Inc.*	1,793	22,341
Saia, Inc.*	1,672	47,067
Swift Transportation Co.*	5,586	104,067
Universal Truckload Services, Inc.	572	9,421
USA Truck, Inc.*	488	9,194
Werner Enterprises, Inc.	2,904	78,873
YRC Worldwide, Inc.*	2,183	20,346

		568,557

Trading Companies & Distributors (0.3%)
Aircastle Ltd.	3,947	87,781
Applied Industrial Technologies, Inc.	2,571	111,582
Beacon Roofing Supply, Inc.*	3,199	131,191
BMC Stock Holdings, Inc.*	2,460	40,885
CAI International, Inc.*	1,076	10,394
DXP Enterprises, Inc.*	811	14,241
H&E Equipment Services, Inc.	2,085	36,550
Kaman Corp.	1,787	76,287
Lawson Products, Inc.*	383	7,499
MRC Global, Inc.*	6,467	84,977
Neff Corp., Class A*	741	5,513
Real Industry, Inc.*	1,727	15,025
Rush Enterprises, Inc., Class A*	2,170	39,581
TAL International Group, Inc.*	2,240	34,586
Textainer Group Holdings Ltd.	1,524	22,616
Titan Machinery, Inc.*	1,223	14,138
Univar, Inc.*	2,617	44,960
Veritiv Corp.*	532	19,822

		797,628

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,821	54,984

Total Industrials		52,474,164

Information Technology (9.4%)
Communications Equipment (0.6%)
ADTRAN, Inc.	3,243	65,573
Aerohive Networks, Inc.*	1,598	7,974
Alliance Fiber Optic Products, Inc.*	792	11,714
Applied Optoelectronics, Inc.*	1,143	17,042
Bel Fuse, Inc., Class B	718	10,483
Black Box Corp.	1,075	14,480
CalAmp Corp.*	2,240	40,163
Calix, Inc.*	2,763	19,590
Ciena Corp.*	7,868	149,644
Clearfield, Inc.*	765	12,294
Comtech Telecommunications Corp.	1,033	24,141
Digi International, Inc.*	1,598	15,069
Emcore Corp.*	1,204	6,020
Extreme Networks, Inc.*	6,390	19,873
Finisar Corp.*	6,651	121,314
Harmonic, Inc.*	4,271	13,966
Infinera Corp.*	8,458	135,836
InterDigital, Inc.	2,291	127,494
Ixia*	3,710	46,227
KVH Industries, Inc.*	1,099	10,495
NETGEAR, Inc.*	2,020	81,547
NetScout Systems, Inc.*	5,874	134,926
Novatel Wireless, Inc.*	2,626	4,648
Oclaro, Inc.*	6,437	34,760
Plantronics, Inc.	2,232	87,472
Polycom, Inc.*	8,503	94,808
Ruckus Wireless, Inc.*	4,909	48,157
ShoreTel, Inc.*	4,291	31,925
Sonus Networks, Inc.*	3,091	23,275
Ubiquiti Networks, Inc.*	1,873	62,315
ViaSat, Inc.*	2,731	200,674

		1,673,899

Electronic Equipment, Instruments & Components (1.8%)
Agilysys, Inc.*	989	10,098
Anixter International, Inc.*	1,800	93,798
AVX Corp.	2,987	37,547
Badger Meter, Inc.	940	62,519
Belden, Inc.	2,748	168,672
Benchmark Electronics, Inc.*	3,422	78,877
Checkpoint Systems, Inc.*	2,606	26,373
Coherent, Inc.*	1,515	139,228
Control4 Corp.*	1,460	11,622
CTS Corp.	2,204	34,691
Daktronics, Inc.	2,484	19,624
DTS, Inc.*	1,145	24,938
Electro Rent Corp.	1,003	9,288
ePlus, Inc.*	366	29,467
Fabrinet*	2,297	74,308
FARO Technologies, Inc.*	1,124	36,204
FEI Co.	2,663	237,034
GSI Group, Inc.*	2,229	31,563
II-VI, Inc.*	3,422	74,292
Insight Enterprises, Inc.*	2,525	72,316
InvenSense, Inc.*	5,062	42,521
Itron, Inc.*	2,516	104,967
Kimball Electronics, Inc.*	1,833	20,475
Knowles Corp.*	5,599	73,795
Littelfuse, Inc.	1,447	178,140
Mercury Systems, Inc.*	2,217	45,005
Mesa Laboratories, Inc.	200	19,270
Methode Electronics, Inc.	2,408	70,410
MTS Systems Corp.	967	58,842
Multi-Fineline Electronix, Inc.*	559	12,974
Newport Corp.*	2,650	60,950
OSI Systems, Inc.*	1,271	83,238
Park Electrochemical Corp.	1,294	20,717
PC Connection, Inc.	742	19,151
Plexus Corp.*	2,103	83,110
QLogic Corp.*	5,309	71,353
Rofin-Sinar Technologies, Inc.*	46,523	1,498,971
Rogers Corp.*	1,213	72,622
Sanmina Corp.*	4,976	116,339
ScanSource, Inc.*	1,717	69,332
SYNNEX Corp.	1,854	171,662
Systemax, Inc.*	797	6,990
Tech Data Corp.*	2,343	179,872
TTM Technologies, Inc.*	3,833	25,489
Universal Display Corp.*	2,577	139,416
Vishay Intertechnology, Inc.	8,587	104,847

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vishay Precision Group, Inc.*	852	$11,936

		4,634,853

Internet Software & Services (0.9%)
Alarm.com Holdings, Inc.*	493	11,684
Amber Road, Inc.*	1,207	6,530
Angie’s List, Inc.*	2,747	22,168
Apigee Corp.*	332	2,759
Appfolio, Inc., Class A*	341	4,174
Bankrate, Inc.*	3,867	35,460
Bazaarvoice, Inc.*	3,754	11,825
Benefitfocus, Inc.*	498	16,608
Blucora, Inc.*	2,650	13,674
Box, Inc., Class A*	877	10,752
Brightcove, Inc.*	2,215	13,822
Carbonite, Inc.*	1,101	8,775
Care.com, Inc.*	1,328	8,167
ChannelAdvisor Corp.*	1,378	15,503
Cimpress N.V.*	2,108	191,175
comScore, Inc.*	3,137	94,235
Cornerstone OnDemand, Inc.*	3,411	111,778
Cvent, Inc.*	1,454	31,116
Demandware, Inc.*	2,117	82,775
DHI Group, Inc.*	2,888	23,306
EarthLink Holdings Corp.	6,705	38,017
Endurance International Group Holdings, Inc.*	3,556	37,445
Envestnet, Inc.*	2,532	68,870
Everyday Health, Inc.*	1,519	8,506
Five9, Inc.*	1,623	14,428
Gogo, Inc.*	3,483	38,348
GrubHub, Inc.*	4,836	121,529
GTT Communications, Inc.*	1,612	26,662
Hortonworks, Inc.*	537	6,068
inContact, Inc.*	4,094	36,396
Instructure, Inc.*	332	5,956
Internap Corp.*	3,576	9,762
Intralinks Holdings, Inc.*	2,585	20,370
j2 Global, Inc.	3,122	192,253
Limelight Networks, Inc.*	4,199	7,600
Liquidity Services, Inc.*	1,457	7,547
LivePerson, Inc.*	3,663	21,429
LogMeIn, Inc.*	1,567	79,071
Marchex, Inc., Class B	2,188	9,737
Marin Software, Inc.*	2,155	6,508
Marketo, Inc.*	2,265	44,326
MaxPoint Interactive, Inc.*	480	850
MINDBODY, Inc., Class A*	451	6,012
Monster Worldwide, Inc.*	6,038	19,684
New Relic, Inc.*	350	9,128
NIC, Inc.	4,137	74,590
OPOWER, Inc.*	1,599	10,889
Q2 Holdings, Inc.*	1,281	30,795
QuinStreet, Inc.*	2,531	8,656
Quotient Technology, Inc.*	3,920	41,552
RealNetworks, Inc.*	1,654	6,715
Reis, Inc.	600	14,130
RetailMeNot, Inc.*	2,474	19,817
Rocket Fuel, Inc.*	1,849	5,824
SciQuest, Inc.*	1,715	23,804
Shutterstock, Inc.*	1,249	45,876
SPS Commerce, Inc.*	1,050	45,087
Stamps.com, Inc.*	911	96,821
TechTarget, Inc.*	1,398	10,373
Travelzoo, Inc.*	455	3,695
TrueCar, Inc.*	3,138	17,541
United Online, Inc.*	1,035	11,944
Web.com Group, Inc.*	2,875	56,983
WebMD Health Corp.*	2,417	151,377
Wix.com Ltd.*	1,215	24,628
Xactly Corp.*	449	3,076
XO Group, Inc.*	1,722	27,638

		2,284,599

IT Services (1.1%)
6D Global Technologies, Inc.(b)*	704	211
Acxiom Corp.*	4,958	106,300
Blackhawk Network Holdings, Inc.*	3,492	119,776
CACI International, Inc., Class A*	1,562	166,665
Cardtronics, Inc.*	2,876	103,507
Cass Information Systems, Inc.	773	40,467
Ciber, Inc.*	5,014	10,580
Convergys Corp.	6,293	174,757
CSG Systems International, Inc.	2,091	94,430
Datalink Corp.*	1,434	13,107
EPAM Systems, Inc.*	3,153	235,434
Euronet Worldwide, Inc.*	3,350	248,268
Everi Holdings, Inc.*	4,207	9,634
EVERTEC, Inc.	4,329	60,519
ExlService Holdings, Inc.*	2,134	110,541
Forrester Research, Inc.	653	21,947
Hackett Group, Inc.	1,576	23,829
Heartland Payment Systems, Inc.	2,367	228,581
Lionbridge Technologies, Inc.*	4,212	21,313
Luxoft Holding, Inc.*	1,172	64,495
ManTech International Corp., Class A	1,616	51,696
MAXIMUS, Inc.	4,251	223,773
ModusLink Global Solutions, Inc.*	2,481	3,647
MoneyGram International, Inc.*	2,033	12,442
NeuStar, Inc., Class A*	1,428	35,129
Perficient, Inc.*	2,330	50,608
PFSweb, Inc.*	832	10,916
Science Applications International Corp.	2,947	157,193
ServiceSource International, Inc.*	3,747	15,962
Sykes Enterprises, Inc.*	2,485	74,997
Syntel, Inc.*	2,026	101,158
TeleTech Holdings, Inc.	1,103	30,619
Travelport Worldwide Ltd.	6,688	91,358
Unisys Corp.*	3,380	26,026
Virtusa Corp.*	1,883	70,537

		2,810,422

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Energy Industries, Inc.*	2,571	89,445
Advanced Micro Devices, Inc.*	41,518	118,326
Alpha & Omega Semiconductor Ltd.*	1,123	13,308
Ambarella, Inc.*	2,035	90,965
Amkor Technology, Inc.*	6,117	36,029
Applied Micro Circuits Corp.*	5,230	33,786
Axcelis Technologies, Inc.*	6,961	19,491
Brooks Automation, Inc.	4,137	43,025
Cabot Microelectronics Corp.	1,619	66,233
Cascade Microtech, Inc.*	949	19,568
Cavium, Inc.*	3,548	216,996
CEVA, Inc.*	1,340	30,150
Cirrus Logic, Inc.*	4,082	148,626
Cohu, Inc.	96,848	1,150,554
Diodes, Inc.*	2,334	46,913
DSP Group, Inc.*	1,552	14,154
Entegris, Inc.*	8,953	121,940
Exar Corp.*	2,391	13,748

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fairchild Semiconductor International, Inc.*	7,470	$149,400
FormFactor, Inc.*	3,699	26,892
Inphi Corp.*	2,474	82,483
Integrated Device Technology, Inc.*	8,696	177,746
Intersil Corp., Class A	8,351	111,653
IXYS Corp.	1,556	17,458
Kopin Corp.*	4,430	7,354
Lattice Semiconductor Corp.*	7,740	43,963
MA-COM Technology Solutions Holdings, Inc.*	1,519	66,517
Mattson Technology, Inc.*	5,242	19,133
MaxLinear, Inc., Class A*	3,535	65,398
Microsemi Corp.*	6,990	267,787
MKS Instruments, Inc.	44,297	1,667,782
Monolithic Power Systems, Inc.	2,546	162,028
Nanometrics, Inc.*	1,529	24,219
NeoPhotonics Corp.*	1,884	26,451
NVE Corp.	336	18,994
PDF Solutions, Inc.*	1,688	22,586
Photronics, Inc.*	72,301	752,653
Power Integrations, Inc.	1,861	92,417
Rambus, Inc.*	7,309	100,499
Rudolph Technologies, Inc.*	2,109	28,809
Semtech Corp.*	4,264	93,765
Sigma Designs, Inc.*	2,234	15,191
Silicon Laboratories, Inc.*	2,734	122,921
Synaptics, Inc.*	2,367	188,745
Tessera Technologies, Inc.	3,353	103,943
Ultra Clean Holdings, Inc.*	2,238	11,996
Ultratech, Inc.*	1,780	38,875
Veeco Instruments, Inc.*	2,473	48,174
Xcerra Corp.*	3,564	23,237

		6,852,326

Software (2.1%)
A10 Networks, Inc.*	2,365	14,001
ACI Worldwide, Inc.*	7,463	155,156
American Software, Inc., Class A	1,687	15,183
Aspen Technology, Inc.*	5,470	197,631
AVG Technologies N.V.*	2,667	55,340
Barracuda Networks, Inc.*	566	8,716
Blackbaud, Inc.	3,013	189,488
Bottomline Technologies de, Inc.*	2,566	78,237
BroadSoft, Inc.*	1,830	73,841
Callidus Software, Inc.*	3,621	60,398
Code Rebel Corp.*	82	384
CommVault Systems, Inc.*	2,857	123,337
Digimarc Corp.*	528	15,998
Digital Turbine, Inc.*	3,287	3,912
Ebix, Inc.	1,757	71,668
Ellie Mae, Inc.*	1,890	171,310
EnerNOC, Inc.*	1,894	14,167
Epiq Systems, Inc.	2,098	31,512
Fair Isaac Corp.	2,002	212,392
Fleetmatics Group plc*	2,442	99,414
Gigamon, Inc.*	1,756	54,471
Globant S.A.*	1,009	31,138
Glu Mobile, Inc.*	7,767	21,903
Guidance Software, Inc.*	1,375	5,913
Guidewire Software, Inc.*	4,501	245,214
HubSpot, Inc.*	1,235	53,871
Imperva, Inc.*	1,792	90,496
Infoblox, Inc.*	3,881	66,365
Interactive Intelligence Group, Inc.*	1,122	40,863
Jive Software, Inc.*	2,897	10,951
Manhattan Associates, Inc.*	4,749	270,076
Mentor Graphics Corp.	42,375	861,484
MicroStrategy, Inc., Class A*	592	106,394
MobileIron, Inc.*	2,695	12,181
Model N, Inc.*	1,444	15,552
Monotype Imaging Holdings, Inc.	2,619	62,646
Park City Group, Inc.*	738	6,672
Paycom Software, Inc.*	1,989	70,808
Paylocity Holding Corp.*	1,040	34,050
Pegasystems, Inc.	2,346	59,541
Progress Software Corp.*	3,189	76,919
Proofpoint, Inc.*	2,515	135,257
PROS Holdings, Inc.*	1,564	18,440
QAD, Inc., Class A	491	10,434
QAD, Inc., Class B	219	3,898
Qlik Technologies, Inc.*	5,812	168,083
Qualys, Inc.*	1,611	40,774
Rapid7, Inc.*	534	6,979
RealPage, Inc.*	3,441	71,710
RingCentral, Inc., Class A*	3,506	55,220
Rovi Corp.*	5,324	109,195
Rubicon Project, Inc.*	1,676	30,637
Sapiens International Corp. N.V.	1,480	17,730
SeaChange International, Inc.*	2,320	12,806
Silver Spring Networks, Inc.*	2,469	36,418
Synchronoss Technologies, Inc.*	2,445	79,071
Take-Two Interactive Software, Inc.*	5,414	203,945
Tangoe, Inc.*	2,425	19,133
Telenav, Inc.*	1,705	10,060
Textura Corp.*	1,294	24,107
TiVo, Inc.*	5,974	56,813
TubeMogul, Inc.*	1,070	13,846
Tyler Technologies, Inc.*	2,174	279,598
Varonis Systems, Inc.*	631	11,516
VASCO Data Security International, Inc.*	1,958	30,153
Verint Systems, Inc.*	3,908	130,449
VirnetX Holding Corp.*	3,148	14,449
Workiva, Inc.*	511	5,953
Xura, Inc.*	1,483	29,171
Zendesk, Inc.*	3,597	75,285
Zix Corp.*	3,649	14,341

		5,505,064

Technology Hardware, Storage & Peripherals (0.3%)
Avid Technology, Inc.*	2,272	15,359
CPI Card Group, Inc.	1,132	9,328
Cray, Inc.*	2,580	108,128
Diebold, Inc.	4,105	118,676
Eastman Kodak Co.*	1,236	13,411
Electronics for Imaging, Inc.*	2,993	126,873
Imation Corp.*	2,342	3,630
Immersion Corp.*	1,807	14,926
Nimble Storage, Inc.*	3,298	25,856
Pure Storage, Inc., Class A*	1,886	25,819
Quantum Corp.*	15,375	9,379
Silicon Graphics International Corp.*	2,379	16,938
Stratasys Ltd.*	3,314	85,899
Super Micro Computer, Inc.*	2,417	82,371
Violin Memory, Inc.*	6,524	3,407

		660,000

Total Information Technology		24,421,163

Materials (6.2%)
Chemicals (4.4%)
A. Schulman, Inc.	2,376	64,675
American Vanguard Corp.*	1,906	30,077
Axiall Corp.	105,911	2,313,096

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Balchem Corp.	1,977	$122,614
Calgon Carbon Corp.	3,256	45,649
Chase Corp.	433	22,771
Chemtura Corp.*	4,327	114,233
Core Molding Technologies, Inc.*	542	6,764
Ferro Corp.*	4,426	52,537
Flotek Industries, Inc.*	3,436	25,186
FutureFuel Corp.	1,523	17,956
H.B. Fuller Co.	58,895	2,500,093
Hawkins, Inc.	685	24,722
Innophos Holdings, Inc.	1,282	39,627
Innospec, Inc.	1,539	66,731
Intrepid Potash, Inc.*	3,983	4,421
KMG Chemicals, Inc.	679	15,664
Koppers Holdings, Inc.*	1,334	29,975
Kraton Performance Polymers, Inc.*	2,109	36,486
Kronos Worldwide, Inc.	1,446	8,271
LSB Industries, Inc.*	1,120	14,280
Minerals Technologies, Inc.	14,091	801,073
Olin Corp.	10,572	183,636
OMNOVA Solutions, Inc.*	3,024	16,813
PolyOne Corp.	5,700	172,425
Quaker Chemical Corp.	874	74,168
Rayonier Advanced Materials, Inc.	2,643	25,108
Rentech, Inc.*	1,481	3,288
RPM International, Inc.	16,450	778,578
Senomyx, Inc.*	2,973	7,730
Sensient Technologies Corp.	47,524	3,015,873
Solazyme, Inc.*	4,947	10,042
Stepan Co.	13,363	738,840
Trecora Resources*	1,286	12,371
Tredegar Corp.	1,612	25,341
Trinseo S.A.*	720	26,503
Tronox Ltd., Class A	4,040	25,816
Valhi, Inc.	1,231	1,453

		11,474,886

Construction Materials (0.1%)
Headwaters, Inc.*	4,667	92,593
Summit Materials, Inc., Class A*	2,083	40,514
U.S. Concrete, Inc.*	959	57,137
United States Lime & Minerals, Inc.	141	8,462

		198,706

Containers & Packaging (0.2%)
AEP Industries, Inc.	259	17,094
AptarGroup, Inc.	1,600	125,456
Berry Plastics Group, Inc.*	7,686	277,849
Greif, Inc., Class A	1,878	61,505
Multi Packaging Solutions International Ltd.*	1,245	20,206
Myers Industries, Inc.	1,569	20,177

		522,287

Metals & Mining (1.3%)
AK Steel Holding Corp.*	11,545	47,681
Carpenter Technology Corp.	22,525	771,031
Century Aluminum Co.*	3,013	21,242
Cliffs Natural Resources, Inc.*	11,266	33,798
Coeur Mining, Inc.*	8,707	48,933
Commercial Metals Co.	7,280	123,541
Detour Gold Corp.*	66,300	1,043,954
Ferroglobe plc	4,251	37,451
Handy & Harman Ltd.*	188	5,142
Haynes International, Inc.	805	29,382
Hecla Mining Co.	23,138	64,324
Kaiser Aluminum Corp.	1,087	91,895
Materion Corp.	1,314	34,795
OceanaGold Corp.	255,300	701,768
Olympic Steel, Inc.	512	8,863
Ryerson Holding Corp.*	738	4,103
Schnitzer Steel Industries, Inc., Class A	1,681	30,998
Stillwater Mining Co.*	7,945	84,614
SunCoke Energy, Inc.	4,095	26,617
TimkenSteel Corp.	2,548	23,187
Worthington Industries, Inc.	3,033	108,096

		3,341,415

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,596	53,789
Clearwater Paper Corp.*	1,116	54,137
Deltic Timber Corp.	681	40,962
KapStone Paper and Packaging Corp.	5,391	74,665
Louisiana-Pacific Corp.*	9,131	156,323
Neenah Paper, Inc.	1,052	66,970
P.H. Glatfelter Co.	2,678	55,515
Schweitzer-Mauduit International, Inc.	1,932	60,820

		563,181

Total Materials		16,100,475

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	5,771	58,056
Atlantic Tele-Network, Inc.	676	51,261
Cincinnati Bell, Inc.*	13,789	53,363
Cogent Communications Holdings, Inc.	2,907	113,460
Consolidated Communications Holdings, Inc.	3,325	85,652
FairPoint Communications, Inc.*	1,330	19,790
General Communication, Inc., Class A*	2,274	41,660
Globalstar, Inc.*	30,900	45,423
Hawaiian Telcom Holdco, Inc.*	668	15,731
IDT Corp., Class B	1,039	16,198
Inteliquent, Inc.	2,193	35,198
Intelsat S.A.*	2,039	5,138
Iridium Communications, Inc.*	5,498	43,269
Lumos Networks Corp.*	1,202	15,434
ORBCOMM, Inc.*	3,791	38,403
pdvWireless, Inc.*	800	27,472
Straight Path Communications, Inc., Class B*	662	20,542
Vonage Holdings Corp.*	11,699	53,465
Windstream Holdings, Inc.	5,653	43,415

		782,930

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,258	17,432
NTELOS Holdings Corp.*	1,184	10,893
Shenandoah Telecommunications Co.	3,172	84,851
Spok Holdings, Inc.	1,459	25,547

		138,723

Total Telecommunication Services		921,653

Utilities (4.3%)
Electric Utilities (1.8%)
ALLETE, Inc.	3,123	175,106
Cleco Corp.	3,937	217,362
El Paso Electric Co.	2,557	117,315
Empire District Electric Co.	2,698	89,169
Genie Energy Ltd., Class B*	857	6,522
IDACORP, Inc.	46,546	3,471,866

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MGE Energy, Inc.	2,251	$117,615
Otter Tail Corp.	2,251	66,675
PNM Resources, Inc.	5,135	173,152
Portland General Electric Co.	5,750	227,067
Spark Energy, Inc., Class A	181	3,258

		4,665,107

Gas Utilities (1.9%)
Chesapeake Utilities Corp.	982	61,837
Laclede Group, Inc.	53,836	3,647,389
New Jersey Resources Corp.	5,539	201,786
Northwest Natural Gas Co.	1,742	93,807
ONE Gas, Inc.	3,425	209,267
Piedmont Natural Gas Co., Inc.	5,095	304,834
South Jersey Industries, Inc.	4,325	123,046
Southwest Gas Corp.	3,047	200,645
WGL Holdings, Inc.	3,255	235,564

		5,078,175

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	2,947	52,398
Atlantic Power Corp.	7,535	18,536
Dynegy, Inc.*	7,619	109,485
NRG Yield, Inc., Class A	2,233	30,302
NRG Yield, Inc., Class C	4,140	58,953
Ormat Technologies, Inc.	2,428	100,131
Pattern Energy Group, Inc.	3,630	69,224
Talen Energy Corp.*	5,509	49,581
TerraForm Global, Inc., Class A	2,993	7,123
Vivint Solar, Inc.*	1,424	3,774

		499,507

Multi-Utilities (0.2%)
Avista Corp.	3,998	163,039
Black Hills Corp.	3,271	196,685
NorthWestern Corp.	3,052	188,461
Unitil Corp.	904	38,411

		586,596

Water Utilities (0.2%)
American States Water Co.	2,423	95,369
Artesian Resources Corp., Class A	553	15,462
California Water Service Group	3,117	83,286
Connecticut Water Service, Inc.	3,708	167,231
Consolidated Water Co., Ltd.	995	12,109
Middlesex Water Co.	1,019	31,436
SJW Corp.	1,033	37,550
York Water Co.	791	24,141

		466,584

Total Utilities		11,295,969

Total Common Stocks (88.4%) (Cost $180,111,633)		229,398,138

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Energy (0.2%)
Energy Equipment & Services (0.2%)
Unit Corp.
6.625%, 5/15/21	$1,057,000	526,386

Total Energy		526,386

Total Corporate Bonds		526,386

Total Long-Term Debt Securities (0.2%) (Cost $1,006,284)		526,386

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
Vince Holding Corp., expiring 4/14/16*	1,073	284

Total Consumer Discretionary		284

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	9,594	7,987

Total Health Care		7,987

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	2,504	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.
(Contingent Value Shares)(b)*†	3,905	7,381

Total Telecommunication Services		7,381

Total Rights (0.0%) (Cost $—)		15,652

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16(b)*† (Cost $—)	1,382	—

Total Investments (88.6%) (Cost $181,117,917)		229,940,176
Other Assets Less Liabilities (11.4%)		29,522,879

Net Assets (100%)		$259,463,055

*	Non-income producing.

†	Securities (totaling $20,784 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$15,713	$—	$—	$12,030	$—	$—
PennyMac Mortgage Investment Trust (REIT)	70,165	—	—	62,717	—	—

	$85,878	$—	$—	$74,747	$—	$—

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	203	June-16	$21,568,639	$22,524,880	$956,241

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$33,468,006	$54,409	$—		$33,522,415
Consumer Staples	8,311,424	271,650	—		8,583,074
Energy	6,649,169	890,108	—		7,539,277
Financials	48,169,395	—	5,416		48,174,811
Health Care	23,321,842	3,043,295	—		26,365,137
Industrials	52,474,164	—	—		52,474,164
Information Technology	22,922,192	1,498,971	—		24,421,163
Materials	16,038,970	61,505	—		16,100,475
Telecommunication Services	921,653	—	—		921,653
Utilities	11,295,969	—	—		11,295,969
Corporate Bonds
Energy	—	526,386	—		526,386
Futures	956,241	—	—		956,241
Rights
Consumer Discretionary	—	284	—		284
Health Care	—	—	7,987		7,987
Information Technology	—	—	—	(d)	—	(d)
Telecommunication Services	—	—	7,381		7,381
Warrants
Energy	—	—	—	(d)	—	(d)

Total Assets	$224,529,025	$6,346,608	$20,784		$230,896,417

Total Liabilities	$—	$—	$—		$—

Total	$224,529,025	$6,346,608	$20,784		$230,896,417

(a)	Securities with a market value of $3,606 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $1,560,476 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $5,416 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,924,992
Aggregate gross unrealized depreciation	(24,939,952)

Net unrealized appreciation	$48,985,040

Federal income tax cost of investments	$180,955,136

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(29.7%)
iShares® Core S&P 500 ETF	28,708	$5,932,508
SPDR® S&P 500 ETF Trust	28,866	5,933,695
Vanguard S&P 500 ETF	177,035	33,381,720

Total Investment Companies (29.7%) (Cost $44,503,937)		45,247,923

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Security (37.3%)
U.S. Treasury (37.3%)
U.S. Treasury Notes
2.125%, 5/15/25	$55,124,000	56,825,093

Total Long-Term Debt Securities (37.3%) (Cost $55,304,581)		56,825,093

SHORT-TERM INVESTMENTS:
Government Securities (18.5%)
Federal Home Loan Bank
0.26%, 6/24/16(o)(p)	14,757,000	14,747,846
Federal Home Loan Mortgage Corp.
0.20%, 5/4/16(o)(p)	5,933,000	5,931,869
Federal National Mortgage Association
0.33%, 8/1/16(o)(p)	7,383,000	7,374,623

Total Government Securities		28,054,338

	Number of Shares	Value (Note 1)
Investment Company (5.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,686,688	8,686,688

Total Short-Term Investments (24.2%) (Cost $36,736,256)		36,741,026

Total Investments (91.2%) (Cost $136,544,774)		138,814,042
Other Assets Less Liabilities (8.8%)		13,430,077

Net Assets (100%)		$152,244,119

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	271	June-16	$9,190,811	$9,038,351	$(152,460)
FTSE 100 Index	85	June-16	7,420,770	7,462,826	42,056
Russell 2000 Mini Index	61	June-16	6,524,807	6,768,560	243,753
S&P MidCap 400 E-Mini Index	79	June-16	10,926,680	11,385,480	458,800
TOPIX Index	38	June-16	4,560,475	4,549,736	(10,739)

					$581,410

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Futures	$744,609	$—	$—	$744,609
Government Securities
U.S. Treasuries	—	56,825,093	—	56,825,093
Investment Companies
Exchange Traded Funds (ETFs)	45,247,923	—	—	45,247,923
Short-Term Investments	8,686,688	28,054,338	—	36,741,026

Total Assets	$54,679,220	$84,879,431	$—	$139,558,651

Liabilities:
Futures	$(163,199)	$—	$—	$(163,199)

Total Liabilities	$(163,199)	$—	$—	$(163,199)

Total	$54,516,021	$84,879,431	$—	$139,395,452

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,388,639
Aggregate gross unrealized depreciation	(241,876)

Net unrealized appreciation	$2,146,763

Federal income tax cost of investments	$136,667,279

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.3%)
Auto Components (0.8%)
Cooper Tire & Rubber Co.	4,554	$168,589
Cooper-Standard Holding, Inc.*	1,141	81,969
Dana Holding Corp.	6,519	91,853
Dorman Products, Inc.*	11,000	598,620
Federal-Mogul Holdings Corp.*	2,564	25,332
Horizon Global Corp.*	1,459	18,354
Metaldyne Performance Group, Inc.	385	6,472
Modine Manufacturing Co.*	4,389	48,323
Motorcar Parts of America, Inc.*	108	4,102
Standard Motor Products, Inc.	1,798	62,301
Strattec Security Corp.	249	14,290
Superior Industries International, Inc.	2,135	47,141
Tower International, Inc.	881	23,963

		1,191,309

Automobiles (0.0%)
Winnebago Industries, Inc.	206	4,625

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,004	81,886
Fenix Parts, Inc.*	405	1,863
VOXX International Corp.*	1,661	7,425
Weyco Group, Inc.	537	14,295

		105,469

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,470	30,326
Apollo Education Group, Inc.*	8,593	70,591
Ascent Capital Group, Inc., Class A*	1,137	16,839
Bridgepoint Education, Inc.*	1,525	15,372
Cambium Learning Group, Inc.*	1,018	4,347
Career Education Corp.*	5,919	26,872
Carriage Services, Inc.	1,152	24,895
Chegg, Inc.*	4,070	18,152
DeVry Education Group, Inc.	5,680	98,093
Houghton Mifflin Harcourt Co.*	10,423	207,835
K12, Inc.*	3,155	31,203
Regis Corp.*	3,269	49,656
Strayer Education, Inc.*	600	29,250
Universal Technical Institute, Inc.	1,857	8,004
Weight Watchers International, Inc.*	198	2,877

		634,312

Hotels, Restaurants & Leisure (5.1%)
Belmond Ltd., Class A*	8,790	83,417
Biglari Holdings, Inc.*	150	55,757
Bob Evans Farms, Inc.	1,678	78,346
Bravo Brio Restaurant Group, Inc.*	147	1,139
Caesars Acquisition Co., Class A*	4,266	26,108
Caesars Entertainment Corp.*	5,050	34,340
Carrols Restaurant Group, Inc.*	417	6,022
Cracker Barrel Old Country Store, Inc.	111	16,946
Del Frisco’s Restaurant Group, Inc.*	2,048	33,956
Del Taco Restaurants, Inc.*	200	2,066
Denny’s Corp.*	2,252	23,331
DineEquity, Inc.	99	9,250
Eldorado Resorts, Inc.*	1,267	14,494
Empire Resorts, Inc.*	24	328
Fogo De Chao, Inc.*	151	2,357
International Speedway Corp., Class A	2,517	92,902
Intrawest Resorts Holdings, Inc.*	1,545	13,210
Isle of Capri Casinos, Inc.*	100	1,400
J Alexander’s Holdings, Inc.*	1,190	12,566
Kona Grill, Inc.*	342	4,429
Marcus Corp.	1,592	30,168
Marriott Vacations Worldwide Corp.	942	63,585
Monarch Casino & Resort, Inc.*	826	16,074
Morgans Hotel Group Co.*	1,606	2,216
Noodles & Co.*	320	3,795
Penn National Gaming, Inc.*	6,709	111,973
Planet Fitness, Inc., Class A*	550	8,932
Ruby Tuesday, Inc.*	5,687	30,596
Ruth’s Hospitality Group, Inc.	1,027	18,907
Shake Shack, Inc., Class A*	68	2,538
Sonic Corp.	1,193	41,946
Speedway Motorsports, Inc.	1,054	20,901
Tropicana Entertainment, Inc.*	112,200	1,991,561
Wendy’s Co.	424,400	4,621,716
Wingstop, Inc.*	85	1,928

		7,479,200

Household Durables (5.9%)
Bassett Furniture Industries, Inc.	499	15,898
Beazer Homes USA, Inc.*	3,041	26,518
CalAtlantic Group, Inc.	5,394	180,268
Cavco Industries, Inc.*	174	16,262
Century Communities, Inc.*	1,246	21,269
CSS Industries, Inc.	825	23,042
Ethan Allen Interiors, Inc.	2,298	73,122
Flexsteel Industries, Inc.	530	23,151
Green Brick Partners, Inc.*	32,085	243,525
Helen of Troy Ltd.*	1,496	155,120
Hooker Furniture Corp.	902	29,631
Hovnanian Enterprises, Inc., Class A*	10,409	16,238
iRobot Corp.*	2,193	77,413
Jarden Corp.*	101,000	5,953,950
KB Home	6,919	98,803
La-Z-Boy, Inc.	2,836	75,835
LGI Homes, Inc.*	920	22,273
Libbey, Inc.	129	2,399
Lifetime Brands, Inc.	917	13,819
M.D.C. Holdings, Inc.	2,318	58,089
M/I Homes, Inc.*	1,849	34,484
Meritage Homes Corp.*	3,360	122,506
NACCO Industries, Inc., Class A	358	20,553
New Home Co., Inc.*	887	10,875
Skullcandy, Inc.*	1,283	4,568
Taylor Morrison Home Corp., Class A*	2,992	42,247
TRI Pointe Group, Inc.*	113,567	1,337,819
Universal Electronics, Inc.*	220	13,638
WCI Communities, Inc.*	1,430	26,569
William Lyon Homes, Class A*	1,470	21,300
ZAGG, Inc.*	118	1,063

		8,762,247

Internet & Catalog Retail (0.4%)
Duluth Holdings, Inc.*	284	5,535
EVINE Live, Inc.*	4,249	4,971
FTD Cos., Inc.*	1,698	44,572
Lands’ End, Inc.*	1,274	32,500
Liberty TripAdvisor Holdings, Inc., Class A*	4,810	106,590
Liberty Ventures*	9,400	367,728
Shutterfly, Inc.*	1,175	54,485

		616,381

Leisure Products (0.1%)
Arctic Cat, Inc.	695	11,676
Black Diamond, Inc.*	1,877	8,484
Callaway Golf Co.	7,073	64,506
Escalade, Inc.	653	7,686
JAKKS Pacific, Inc.*	1,520	11,309

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Outdoors, Inc., Class A	424	$9,421
MCBC Holdings, Inc.*	264	3,717
Performance Sports Group Ltd.*	3,843	12,221

		129,020

Media (6.1%)
AMC Entertainment Holdings, Inc., Class A	1,802	50,438
Carmike Cinemas, Inc.*	2,104	63,204
Central European Media Enterprises Ltd., Class A*	1,899	4,842
Crown Media Holdings, Inc., Class A*	498	2,530
Cumulus Media, Inc., Class A*	12,244	5,685
Daily Journal Corp.*	94	18,395
DreamWorks Animation SKG, Inc., Class A*	113,342	2,827,883
Entercom Communications Corp., Class A*	2,337	24,725
Entravision Communications Corp., Class A	238	1,771
Eros International plc*	2,462	28,338
EW Scripps Co., Class A	1,945	30,323
Harte-Hanks, Inc.	4,605	11,651
Hemisphere Media Group, Inc.*	848	11,134
Journal Media Group, Inc.	2,156	25,786
Live Nation Entertainment, Inc.*	148,600	3,315,266
Loral Space & Communications, Inc.*	6,100	214,293
MDC Partners, Inc., Class A	2,874	67,826
Media General, Inc.*	8,540	139,287
Meredith Corp.	3,275	155,562
National CineMedia, Inc.	4,242	64,521
New Media Investment Group, Inc.	4,063	67,608
New York Times Co., Class A	9,975	124,289
Promotora de Informaciones S.A. (ADR)*	26,310	168,910
Reading International, Inc., Class A*	1,153	13,813
Saga Communications, Inc., Class A	337	13,500
Scholastic Corp.	2,395	89,501
Sizmek, Inc.*	1,915	5,554
Starz, Class A*	47,000	1,237,510
Time, Inc.	9,738	150,355
Townsquare Media, Inc., Class A*	573	6,423
Tribune Publishing Co.	974	7,519

		8,948,442

Multiline Retail (0.1%)
Fred’s, Inc., Class A	3,351	49,963
Ollie’s Bargain Outlet Holdings, Inc.*	270	6,326
Sears Canada, Inc.*	56,000	156,800
Tuesday Morning Corp.*	692	5,661

		218,750

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A	6,217	196,084
American Eagle Outfitters, Inc.	2,056	34,274
America’s Car-Mart, Inc.*	609	15,225
Ascena Retail Group, Inc.*	12,482	138,051
Barnes & Noble Education, Inc.*	2,921	28,626
Barnes & Noble, Inc.	4,649	57,462
bebe stores, Inc.*	2,501	1,375
Big 5 Sporting Goods Corp.	1,688	18,754
Build-A-Bear Workshop, Inc.*	1,232	16,004
Burlington Stores, Inc.*	711	39,987
Caleres, Inc.	3,609	102,099
Cato Corp., Class A	1,938	74,710
Children’s Place, Inc.	1,344	112,184
Christopher & Banks Corp.*	3,137	7,497
Citi Trends, Inc.	1,275	22,733
Conn’s, Inc.*	2,192	27,312
Destination XL Group, Inc.*	2,528	13,070
Express, Inc.*	738	15,801
Finish Line, Inc., Class A	3,010	63,511
Genesco, Inc.*	1,958	141,465
Group 1 Automotive, Inc.	1,670	98,012
Guess?, Inc.	5,608	105,262
Haverty Furniture Cos., Inc.	1,873	39,633
Lumber Liquidators Holdings, Inc.*	2,491	32,682
MarineMax, Inc.*	1,156	22,507
Penske Automotive Group, Inc.	14,000	530,600
Rent-A-Center, Inc.	4,838	76,682
Sears Hometown and Outlet Stores, Inc.*	62,600	401,892
Shoe Carnival, Inc.	1,365	36,800
Sonic Automotive, Inc., Class A	2,735	50,543
Sportsman’s Warehouse Holdings, Inc.*	992	12,499
Stage Stores, Inc.	2,946	23,745
Stein Mart, Inc.	2,539	18,611
Tilly’s, Inc., Class A*	951	6,362
Vitamin Shoppe, Inc.*	2,217	68,638
West Marine, Inc.*	1,593	14,480
Zumiez, Inc.*	385	7,669

		2,672,841

Textiles, Apparel & Luxury Goods (0.5%)
Cherokee, Inc.*	57	1,014
Columbia Sportswear Co.	779	46,810
Crocs, Inc.*	1,538	14,796
Deckers Outdoor Corp.*	1,275	76,385
Iconix Brand Group, Inc.*	4,188	33,713
Movado Group, Inc.	17,868	491,906
Perry Ellis International, Inc.*	1,063	19,570
Sequential Brands Group, Inc.*	762	4,869
Unifi, Inc.*	1,278	29,279
Vera Bradley, Inc.*	1,961	39,887

		758,229

Total Consumer Discretionary		31,520,825

Consumer Staples (3.2%)
Beverages (0.2%)
Coca-Cola Bottling Co. Consolidated	37	5,911
Craft Brew Alliance, Inc.*	551	4,535
Crimson Wine Group Ltd.*	42,400	355,312
National Beverage Corp.*	36	1,523

		367,281

Food & Staples Retailing (0.3%)
Andersons, Inc.	2,582	81,101
Fairway Group Holdings Corp.*	1,161	407
Ingles Markets, Inc., Class A	885	33,188
Performance Food Group Co.*	654	15,271
Smart & Final Stores, Inc.*	2,212	35,834
SpartanNash Co.	3,310	100,326
SUPERVALU, Inc.*	23,336	134,415
United Natural Foods, Inc.*	378	15,233
Village Super Market, Inc., Class A	620	14,979
Weis Markets, Inc.	994	44,790

		475,544

Food Products (1.3%)
Alico, Inc.	1,497	41,332
Amplify Snack Brands, Inc.*	537	7,690
Arcadia Biosciences, Inc.*	387	1,076
B&G Foods, Inc.	279	9,712
Darling Ingredients, Inc.*	14,739	194,113
Dean Foods Co.	4,616	79,949
Fresh Del Monte Produce, Inc.	2,945	123,896

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
John B. Sanfilippo & Son, Inc.	560	$38,690
Lancaster Colony Corp.	582	64,352
Landec Corp.*	1,867	19,603
Omega Protein Corp.*	1,970	33,372
Post Holdings, Inc.*	5,562	382,499
Sanderson Farms, Inc.	1,998	180,180
Seaboard Corp.*	21	63,063
Seneca Foods Corp., Class A*	655	22,755
Snyder’s-Lance, Inc.	4,427	139,362
Tootsie Roll Industries, Inc.	1,121	39,155
TreeHouse Foods, Inc.*	5,107	443,032

		1,883,831

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,379	55,044
HRG Group, Inc.*	3,925	54,675
Oil-Dri Corp. of America	463	15,640
Orchids Paper Products Co.	595	16,369

		141,728

Personal Products (1.2%)
Elizabeth Arden, Inc.*	2,277	18,648
Inter Parfums, Inc.	55,722	1,721,810
Nature’s Sunshine Products, Inc.	907	8,707
Nutraceutical International Corp.*	731	17,800
Revlon, Inc., Class A*	770	28,036
Synutra International, Inc.*	199	989

		1,795,990

Tobacco (0.1%)
Universal Corp.	2,016	114,529

Total Consumer Staples		4,778,903

Energy (2.8%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	6,374	50,992
Atwood Oceanics, Inc.	5,873	53,855
Basic Energy Services, Inc.*	3,679	10,154
Bristow Group, Inc.	3,182	60,203
C&J Energy Services Ltd.*	4,877	6,877
CARBO Ceramics, Inc.	1,832	26,014
Era Group, Inc.*	1,798	16,865
Exterran Corp.*	3,164	48,915
Fairmount Santrol Holdings, Inc.*	546	1,370
Forum Energy Technologies, Inc.*	5,354	70,673
Geospace Technologies Corp.*	1,138	14,043
Gulfmark Offshore, Inc., Class A*	2,245	13,852
Helix Energy Solutions Group, Inc.*	9,640	53,984
Hornbeck Offshore Services, Inc.*	3,026	30,048
Independence Contract Drilling, Inc.*	1,406	6,707
ION Geophysical Corp.*	689	5,567
Key Energy Services, Inc.*	11,673	4,312
Matrix Service Co.*	2,425	42,922
McDermott International, Inc.*	21,598	88,336
Natural Gas Services Group, Inc.*	1,171	25,329
Newpark Resources, Inc.*	7,720	33,350
Nordic American Offshore Ltd.	1,617	7,244
North Atlantic Drilling Ltd.*	606	1,660
Oil States International, Inc.*	4,605	145,150
Parker Drilling Co.*	10,643	22,563
PHI, Inc. (Non-Voting)*	1,083	20,458
Pioneer Energy Services Corp.*	5,548	12,206
SEACOR Holdings, Inc.*	1,583	86,194
Seventy Seven Energy, Inc.*	4,847	2,812
Subsea 7 S.A. (ADR)*	600	4,560
TerraVest Capital, Inc.	300	1,430
Tesco Corp.	3,336	28,723
TETRA Technologies, Inc.*	7,202	45,733
Tidewater, Inc.	4,361	29,786
Unit Corp.*	4,581	40,359

		1,113,246

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	8,038	8,118
Adams Resources & Energy, Inc.	183	7,316
Alon USA Energy, Inc.	2,852	29,433
Approach Resources, Inc.*	3,113	3,611
Ardmore Shipping Corp.	1,697	14,340
Bill Barrett Corp.*	4,360	27,119
Bonanza Creek Energy, Inc.*	4,707	7,484
Callon Petroleum Co.*	8,759	77,517
Carrizo Oil & Gas, Inc.*	4,927	152,343
Clayton Williams Energy, Inc.*	509	4,540
Clean Energy Fuels Corp.*	7,173	21,017
Cloud Peak Energy, Inc.*	5,356	10,444
Contango Oil & Gas Co.*	1,523	17,956
Delek U.S. Holdings, Inc.	2,326	35,448
DHT Holdings, Inc.	8,411	48,447
Dorian LPG Ltd.*	2,321	21,817
Earthstone Energy, Inc.*	99	1,199
Eclipse Resources Corp.*	4,147	5,972
Energy Fuels, Inc.*	1,613	3,565
Energy XXI Ltd.	8,256	5,143
Erin Energy Corp.*	985	1,852
EXCO Resources, Inc.*	13,643	13,494
Frontline Ltd.	4,302	36,008
GasLog Ltd.	3,839	37,392
Gastar Exploration, Inc.*	6,987	7,686
Gener8 Maritime, Inc.*	1,492	10,534
Green Plains, Inc.	3,447	55,014
Halcon Resources Corp.*	6,351	6,104
Hallador Energy Co.	716	3,272
Jones Energy, Inc., Class A*	2,480	8,258
Matador Resources Co.*	2,988	56,652
Navios Maritime Acquisition Corp.	7,168	11,397
Nordic American Tankers Ltd.	7,905	111,381
Northern Oil and Gas, Inc.*	5,357	21,374
Oasis Petroleum, Inc.*	16,318	118,795
Pacific Ethanol, Inc.*	3,100	14,508
Panhandle Oil and Gas, Inc., Class A	744	12,879
Par Pacific Holdings, Inc.*	50,722	951,545
Parsley Energy, Inc., Class A*	5,780	130,628
PDC Energy, Inc.*	4,183	248,679
Peabody Energy Corp.	1,601	3,714
Renewable Energy Group, Inc.*	4,058	38,308
REX American Resources Corp.*	531	29,455
Rex Energy Corp.*	4,160	3,196
Ring Energy, Inc.*	2,275	11,489
RSP Permian, Inc.*	5,879	170,726
Sanchez Energy Corp.*	4,560	25,034
Scorpio Tankers, Inc.	16,241	94,685
Ship Finance International Ltd.	5,400	75,006
Stone Energy Corp.*	4,969	3,926
Synergy Resources Corp.*	9,622	74,763
Teekay Tankers Ltd., Class A	8,587	31,514
TransAtlantic Petroleum Ltd.*	2,180	1,635
Triangle Petroleum Corp.*	4,023	2,182
Ultra Petroleum Corp.*	6,789	3,381
W&T Offshore, Inc.*	3,009	6,590
Westmoreland Coal Co.*	1,546	11,147

		2,947,032

Total Energy		4,060,278

Financials (36.7%)
Banks (8.5%)
1st Source Corp.	1,478	47,060

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Access National Corp.	598	$11,858
Allegiance Bancshares, Inc.*	309	5,676
American National Bankshares, Inc.	746	18,896
Ameris Bancorp	2,913	86,167
Ames National Corp.	868	21,492
Arrow Financial Corp.	982	26,092
Banc of California, Inc.	4,130	72,275
BancFirst Corp.	661	37,697
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,734	66,217
Bancorp, Inc.*	2,976	17,023
BancorpSouth, Inc.	8,614	183,564
Bank of Marin Bancorp/California	522	25,693
Banner Corp.	1,895	79,666
Bar Harbor Bankshares	562	18,670
BBCN Bancorp, Inc.	7,198	109,338
Berkshire Hills Bancorp, Inc.	2,669	71,769
Blue Hills Bancorp, Inc.	2,565	35,064
BNC Bancorp	2,303	48,639
Boston Private Financial Holdings, Inc.	7,520	86,104
Bridge Bancorp, Inc.	1,341	40,860
Brookline Bancorp, Inc.	6,336	69,759
Bryn Mawr Bank Corp.	1,612	41,477
BSB Bancorp, Inc./Massachusetts*	688	15,459
C1 Financial, Inc.*	578	13,988
Camden National Corp.	650	27,300
Capital Bank Financial Corp., Class A	1,909	58,893
Capital City Bank Group, Inc.	961	14,021
Cardinal Financial Corp.	2,707	55,087
Cascade Bancorp*	2,759	15,754
Cathay General Bancorp	7,108	201,370
CenterState Banks, Inc.	4,087	60,855
Central Pacific Financial Corp.	2,103	45,782
Century Bancorp, Inc./Massachusetts, Class A	316	12,296
Chemical Financial Corp.	2,962	105,714
Citizens & Northern Corp.	1,106	21,987
City Holding Co.	1,365	65,220
CNB Financial Corp./Pennsylvania	1,305	22,955
CoBiz Financial, Inc.	3,299	38,994
Columbia Banking System, Inc.	5,106	152,771
Community Bank System, Inc.	3,787	144,701
Community Trust Bancorp, Inc.	1,413	49,907
CommunityOne Bancorp*	1,172	15,564
ConnectOne Bancorp, Inc.	2,700	44,145
CU Bancorp*	1,529	32,369
Customers Bancorp, Inc.*	2,415	57,066
CVB Financial Corp.	9,420	164,379
Eagle Bancorp, Inc.*	667	32,016
Enterprise Bancorp, Inc./Massachusetts	652	17,108
Enterprise Financial Services Corp.	1,806	48,834
Equity Bancshares, Inc., Class A*	240	5,040
F.N.B. Corp./Pennsylvania	18,156	236,210
Farmers Capital Bank Corp.	690	18,230
FCB Financial Holdings, Inc., Class A*	2,526	84,015
Fidelity Southern Corp.	1,943	31,166
Financial Institutions, Inc.	1,290	37,500
First Bancorp, Inc./Maine	978	19,081
First Bancorp/North Carolina	1,736	32,724
First BanCorp/Puerto Rico*	10,721	31,305
First Busey Corp.	2,174	44,524
First Business Financial Services, Inc.	748	17,152
First Citizens BancShares, Inc./North Carolina, Class A	685	171,983
First Commonwealth Financial Corp.	8,048	71,305
First Community Bancshares, Inc./Virginia	1,474	29,244
First Connecticut Bancorp, Inc./Connecticut	1,451	23,158
First Financial Bancorp	5,584	101,517
First Financial Bankshares, Inc.	2,358	69,750
First Financial Corp./Indiana	1,013	34,655
First Interstate BancSystem, Inc., Class A	1,777	49,987
First Merchants Corp.	3,659	86,243
First Midwest Bancorp, Inc./Illinois	7,047	126,987
First NBC Bank Holding Co.*	1,392	28,661
First of Long Island Corp.	1,123	32,005
FirstMerit Corp.	14,826	312,087
Flushing Financial Corp.	2,651	57,315
Franklin Financial Network, Inc.*	486	13,122
Fulton Financial Corp.	15,745	210,668
German American Bancorp, Inc.	1,454	46,819
Glacier Bancorp, Inc.	6,712	170,619
Great Southern Bancorp, Inc.	956	35,496
Great Western Bancorp, Inc.	3,734	101,826
Green Bancorp, Inc.*	1,360	10,295
Guaranty Bancorp	1,305	20,175
Hampton Roads Bankshares, Inc.*	2,998	5,306
Hancock Holding Co.	6,932	159,159
Hanmi Financial Corp.	2,879	63,396
Heartland Financial USA, Inc.	1,686	51,912
Heritage Commerce Corp.	2,218	22,202
Heritage Financial Corp./Washington	2,733	48,019
Heritage Oaks Bancorp	2,100	16,359
Hilltop Holdings, Inc.*	4,336	81,864
Home BancShares, Inc./Arkansas	937	38,370
HomeTrust Bancshares, Inc.*	1,763	32,316
Horizon Bancorp/Indiana	1,042	25,758
IBERIABANK Corp.	3,395	174,062
Independent Bank Corp./Massachusetts	2,360	108,466
Independent Bank Corp./Michigan	2,068	30,089
Independent Bank Group, Inc.	897	24,578
International Bancshares Corp.	4,795	118,245
Investors Bancorp, Inc.	29,775	346,581
Lakeland Bancorp, Inc.	3,445	34,967
Lakeland Financial Corp.	1,488	68,121
LegacyTexas Financial Group, Inc.	4,313	84,750
Live Oak Bancshares, Inc.	456	6,840
MainSource Financial Group, Inc.	1,955	41,231
MB Financial, Inc.	6,685	216,928
Mercantile Bank Corp.	1,487	33,339
Merchants Bancshares, Inc./Vermont	415	12,342
MidWestOne Financial Group, Inc.	718	19,709
National Bank Holdings Corp., Class A	2,724	55,542
National Bankshares, Inc./Virginia	605	20,764
National Commerce Corp.*	527	12,442
National Penn Bancshares, Inc.	12,653	134,628
NBT Bancorp, Inc.	3,860	104,027
OFG Bancorp	4,154	29,036
Old National Bancorp/Indiana	10,365	126,349
Old Second Bancorp, Inc.*	2,697	19,337
Opus Bank	954	32,436
Pacific Continental Corp.	1,739	28,050
Pacific Premier Bancorp, Inc.*	2,469	52,763
Park National Corp.	1,177	105,930
Park Sterling Corp.	4,380	29,215

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Peapack-Gladstone Financial Corp.	1,439	$24,319
Penns Woods Bancorp, Inc.	420	16,187
Peoples Bancorp, Inc./Ohio	1,688	32,984
Peoples Financial Services Corp.	687	25,556
People’s Utah Bancorp	309	4,891
Pinnacle Financial Partners, Inc.	2,938	144,138
Preferred Bank/California	1,070	32,367
PrivateBancorp, Inc.	7,020	270,972
Prosperity Bancshares, Inc.	6,266	290,680
QCR Holdings, Inc.	1,092	26,044
Renasant Corp.	3,281	107,978
Republic Bancorp, Inc./Kentucky, Class A	871	22,498
S&T Bancorp, Inc.	3,147	81,067
Sandy Spring Bancorp, Inc.	2,216	61,671
Seacoast Banking Corp. of Florida*	2,157	34,059
ServisFirst Bancshares, Inc.	2,014	89,422
Sierra Bancorp	1,039	18,858
Simmons First National Corp., Class A	2,637	118,850
South State Corp.	2,066	132,699
Southside Bancshares, Inc.	2,285	59,570
Southwest Bancorp, Inc./Oklahoma	1,678	25,254
State Bank Financial Corp.	3,232	63,864
Sterling Bancorp/Delaware	10,678	170,101
Stock Yards Bancorp, Inc.	1,331	51,283
Stonegate Bank	1,018	30,499
Suffolk Bancorp	1,028	25,947
Sun Bancorp, Inc./New Jersey*	890	18,432
Talmer Bancorp, Inc., Class A	4,616	83,503
Texas Capital Bancshares, Inc.*	3,788	145,383
Tompkins Financial Corp.	1,339	85,696
Towne Bank/Virginia	4,110	78,871
TriCo Bancshares	2,056	52,058
TriState Capital Holdings, Inc.*	1,872	23,587
Triumph Bancorp, Inc.*	1,288	20,389
Trustmark Corp.	5,987	137,881
UMB Financial Corp.	3,505	180,963
Umpqua Holdings Corp.	19,703	312,490
Union Bankshares Corp.	4,071	100,269
United Bankshares, Inc./West Virginia	6,184	226,953
United Community Banks, Inc./Georgia	4,808	88,804
Univest Corp. of Pennsylvania	1,793	34,981
Valley National Bancorp	20,789	198,327
Washington Trust Bancorp, Inc.	1,330	49,636
Webster Financial Corp.	8,121	291,544
WesBanco, Inc.	3,476	103,272
West Bancorp, Inc.	1,470	26,798
Westamerica Bancorp	2,313	112,666
Western Alliance Bancorp*	3,797	126,744
Wilshire Bancorp, Inc.	6,385	65,765
Wintrust Financial Corp.	4,219	187,070
Yadkin Financial Corp.	3,908	92,491

		12,538,214

Capital Markets (1.6%)
Actua Corp.*	3,724	33,702
Arlington Asset Investment Corp., Class A	2,009	25,173
Associated Capital Group, Inc., Class A*	5,320	149,066
BGC Partners, Inc., Class A	200	1,810
Calamos Asset Management, Inc., Class A	1,544	13,109
Clarke, Inc.	3,700	25,925
Cowen Group, Inc., Class A*	8,875	33,814
Dundee Corp., Class A*	151,400	701,345
Federated Investors, Inc., Class B	14,600	421,210
GAMCO Investors, Inc., Class A	5,320	197,159
Houlihan Lokey, Inc.	747	18,600
INTL FCStone, Inc.*	1,014	27,104
Investment Technology Group, Inc.	2,578	56,974
Janus Capital Group, Inc.	12,002	175,589
KCG Holdings, Inc., Class A*	2,780	33,221
Ladenburg Thalmann Financial Services, Inc.*	8,605	21,512
Moelis & Co., Class A	190	5,364
Oppenheimer Holdings, Inc., Class A	899	14,186
Piper Jaffray Cos.*	1,203	59,621
Safeguard Scientifics, Inc.*	1,915	25,374
Senvest Capital, Inc.*	1,110	107,492
Stifel Financial Corp.*	6,053	179,169
Virtus Investment Partners, Inc.	582	45,460
Walter Investment Management Corp.*	3,443	26,304

		2,398,283

Consumer Finance (1.4%)
Cash America International, Inc.	2,293	88,602
Emergent Capital, Inc.*	433,700	1,743,474
Encore Capital Group, Inc.*	1,966	50,605
Enova International, Inc.*	294	1,855
EZCORP, Inc., Class A*	4,518	13,418
First Cash Financial Services, Inc.	216	9,949
Green Dot Corp., Class A*	4,168	95,739
JG Wentworth Co., Class A*	1,329	1,621
Nelnet, Inc., Class A	2,060	81,102
Regional Management Corp.*	869	14,869
World Acceptance Corp.*	236	8,949

		2,110,183

Diversified Financial Services (6.6%)
BBX Capital Corp., Class A*	245	3,910
FNFV Group*	6,645	72,098
GAIN Capital Holdings, Inc.	2,512	16,479
Marlin Business Services Corp.	760	10,876
NewStar Financial, Inc.*	2,115	18,506
Onex Corp.	50,000	3,036,500
PICO Holdings, Inc.*	2,016	20,624
Resource America, Inc., Class A	1,222	7,051
Texas Pacific Land Trust	45,500	6,620,705
Tiptree Financial, Inc., Class A	2,827	16,114

		9,822,863

Insurance (3.3%)
Ambac Financial Group, Inc.*	3,467	54,779
American Equity Investment Life Holding Co.	6,836	114,845
AMERISAFE, Inc.	1,724	90,579
AmTrust Financial Services, Inc.	17,100	442,548
Argo Group International Holdings Ltd.	2,485	142,614
Atlas Financial Holdings, Inc.*	574	10,412
Baldwin & Lyons, Inc., Class B	831	20,451
Citizens, Inc./Texas*	4,543	32,891
CNO Financial Group, Inc.	16,671	298,744
Crawford & Co., Class B	1,743	11,295
Donegal Group, Inc., Class A	752	10,814
EMC Insurance Group, Inc.	733	18,801
Employers Holdings, Inc.	1,100	30,954
Enstar Group Ltd.*	811	131,852
FBL Financial Group, Inc., Class A	872	53,645
Federated National Holding Co.	1,292	25,401
Fidelity & Guaranty Life	1,051	27,578
First American Financial Corp.	9,724	370,582
Global Indemnity plc*	737	22,943

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Greenlight Capital Reinsurance Ltd., Class A*	51,656	$1,125,584
Hallmark Financial Services, Inc.*	1,255	14,433
HCI Group, Inc.	697	23,210
Heritage Insurance Holdings, Inc.	857	13,686
Horace Mann Educators Corp.	3,717	117,792
Independence Holding Co.	621	9,886
Infinity Property & Casualty Corp.	1,036	83,398
James River Group Holdings Ltd.	1,009	32,550
Kemper Corp.	3,874	114,554
Maiden Holdings Ltd.	4,027	52,109
MBIA, Inc.*	10,786	95,456
National General Holdings Corp.	2,946	63,604
National Interstate Corp.	542	16,217
National Western Life Group, Inc., Class A	205	47,279
Navigators Group, Inc.*	969	81,270
OneBeacon Insurance Group Ltd., Class A	2,108	26,835
Primerica, Inc.	4,333	192,949
RLI Corp.	3,718	248,586
Safety Insurance Group, Inc.	1,352	77,145
Selective Insurance Group, Inc.	5,086	186,199
State Auto Financial Corp.	1,391	30,685
State National Cos., Inc.	2,460	30,996
Stewart Information Services Corp.	1,995	72,379
Third Point Reinsurance Ltd.*	7,176	81,591
United Fire Group, Inc.	1,839	80,585
United Insurance Holdings Corp.	1,587	30,486

		4,861,192

Real Estate Investment Trusts (REITs) (8.4%)
Acadia Realty Trust (REIT)	6,198	217,736
AG Mortgage Investment Trust, Inc. (REIT)	2,534	33,119
Agree Realty Corp. (REIT)	1,811	69,669
Alexander’s, Inc. (REIT)	10	3,805
Altisource Residential Corp. (REIT)	5,253	63,036
American Assets Trust, Inc. (REIT)	365	14,571
American Capital Mortgage Investment Corp. (REIT)	4,303	63,168
Anworth Mortgage Asset Corp. (REIT)	8,836	41,176
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,236	85,347
Apollo Residential Mortgage, Inc. (REIT)	2,796	37,522
Ares Commercial Real Estate Corp. (REIT)	2,455	26,882
Armada Hoffler Properties, Inc. (REIT)	2,823	31,759
ARMOUR Residential REIT, Inc. (REIT)	3,315	71,377
Ashford Hospitality Prime, Inc. (REIT)	2,486	29,012
Ashford Hospitality Trust, Inc. (REIT)	7,700	49,126
Bluerock Residential Growth REIT, Inc. (REIT)	1,873	20,378
Capstead Mortgage Corp. (REIT)	8,698	86,023
CatchMark Timber Trust, Inc. (REIT), Class A	3,551	38,457
Cedar Realty Trust, Inc. (REIT)	7,653	55,331
Chatham Lodging Trust (REIT)	3,482	74,619
Chesapeake Lodging Trust (REIT)	5,406	143,043
Colony Capital, Inc. (REIT), Class A	10,019	168,019
Colony Starwood Homes (REIT)	3,466	85,784
CorEnergy Infrastructure Trust, Inc. (REIT)	1,031	20,733
Cousins Properties, Inc. (REIT)	19,343	200,780
CubeSmart (REIT)	3,520	117,216
CyrusOne, Inc. (REIT)	518	23,647
CYS Investments, Inc. (REIT)	14,429	117,452
DCT Industrial Trust, Inc. (REIT)	7,966	314,418
DiamondRock Hospitality Co. (REIT)	18,216	184,346
DuPont Fabros Technology, Inc. (REIT)	3,649	147,894
Dynex Capital, Inc. (REIT)	4,512	30,005
EastGroup Properties, Inc. (REIT)	2,318	139,938
Education Realty Trust, Inc. (REIT)	5,649	234,998
EPR Properties (REIT)	5,139	342,360
Equity LifeStyle Properties, Inc. (REIT)	7,000	509,110
Equity One, Inc. (REIT)	6,494	186,118
FelCor Lodging Trust, Inc. (REIT)	12,976	105,365
First Industrial Realty Trust, Inc. (REIT)	9,884	224,762
First Potomac Realty Trust (REIT)	5,390	48,833
Franklin Street Properties Corp. (REIT)	8,110	86,047
Geo Group, Inc. (REIT)	6,667	231,145
Getty Realty Corp. (REIT)	2,299	45,589
Gladstone Commercial Corp. (REIT)	1,789	29,304
Government Properties Income Trust (REIT)	6,180	110,313
Gramercy Property Trust (REIT)	37,583	317,576
Great Ajax Corp. (REIT)	384	4,297
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,460	66,501
Hatteras Financial Corp. (REIT)	8,787	125,654
Healthcare Realty Trust, Inc. (REIT)	9,055	279,709
Hersha Hospitality Trust (REIT)	4,191	89,436
Highwoods Properties, Inc. (REIT)	8,445	403,755
Hudson Pacific Properties, Inc. (REIT)	6,642	192,087
Independence Realty Trust, Inc. (REIT)	3,119	22,207
InfraREIT, Inc. (REIT)	2,022	34,475
Invesco Mortgage Capital, Inc. (REIT)	10,492	127,793
Investors Real Estate Trust (REIT)	11,075	80,405
iStar, Inc. (REIT)*	6,981	67,436
Kite Realty Group Trust (REIT)	7,460	206,717
Ladder Capital Corp. (REIT)	4,018	50,024
LaSalle Hotel Properties (REIT)	10,240	259,174
Lexington Realty Trust (REIT)	18,617	160,106
LTC Properties, Inc. (REIT)	3,248	146,940
Mack-Cali Realty Corp. (REIT)	7,959	187,037
Medical Properties Trust, Inc. (REIT)	21,163	274,696
Monmouth Real Estate Investment Corp. (REIT)	5,481	65,169
Monogram Residential Trust, Inc. (REIT)	15,074	148,630
National Health Investors, Inc. (REIT)	2,203	146,544
National Storage Affiliates Trust (REIT)	118	2,502
New Residential Investment Corp. (REIT)	20,892	242,974
New Senior Investment Group, Inc. (REIT)	7,569	77,961
New York Mortgage Trust, Inc. (REIT)	10,112	47,931

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
New York REIT, Inc. (REIT)	14,689	$148,359
NexPoint Residential Trust, Inc. (REIT)	1,845	24,151
One Liberty Properties, Inc. (REIT)	1,111	24,898
Orchid Island Capital, Inc. (REIT)	1,949	20,211
Parkway Properties, Inc. (REIT)	7,665	120,034
Pebblebrook Hotel Trust (REIT)	6,444	187,327
Pennsylvania Real Estate Investment Trust (REIT)	6,246	136,475
PennyMac Mortgage Investment Trust (REIT)‡	4,210	57,424
Physicians Realty Trust (REIT)	9,689	180,022
Potlatch Corp. (REIT)	990	31,185
Preferred Apartment Communities, Inc. (REIT), Class A	2,100	26,628
PS Business Parks, Inc. (REIT)	1,569	157,700
QTS Realty Trust, Inc. (REIT), Class A	139	6,586
RAIT Financial Trust (REIT)	8,141	25,563
Ramco-Gershenson Properties Trust (REIT)	7,145	128,824
Redwood Trust, Inc. (REIT)	7,233	94,608
Resource Capital Corp. (REIT)	2,919	32,839
Retail Opportunity Investments Corp. (REIT)	8,940	179,873
Rexford Industrial Realty, Inc. (REIT)	4,995	90,709
RLJ Lodging Trust (REIT)	7,296	166,932
Rouse Properties, Inc. (REIT)	3,311	60,856
Sabra Health Care REIT, Inc. (REIT)	5,029	101,033
Saul Centers, Inc. (REIT)	70	3,711
Select Income REIT (REIT)	5,600	129,080
Silver Bay Realty Trust Corp. (REIT)	3,105	46,109
Sovran Self Storage, Inc. (REIT)	452	53,313
STAG Industrial, Inc. (REIT)	5,884	119,798
STORE Capital Corp. (REIT)	3,644	94,307
Summit Hotel Properties, Inc. (REIT)	7,900	94,563
Sun Communities, Inc. (REIT)	3,838	274,839
Sunstone Hotel Investors, Inc. (REIT)	18,893	264,502
Terreno Realty Corp. (REIT)	3,876	90,892
UMH Properties, Inc. (REIT)	1,778	17,638
United Development Funding IV (REIT)†	2,856	7,768
Urstadt Biddle Properties, Inc. (REIT), Class A	2,130	44,624
Washington Real Estate Investment Trust (REIT)	6,072	177,363
Western Asset Mortgage Capital Corp. (REIT)	3,926	39,456
Whitestone REIT (REIT)	2,272	28,559
Xenia Hotels & Resorts, Inc. (REIT)	9,975	155,810

		12,431,637

Real Estate Management & Development (5.2%)
Alexander & Baldwin, Inc.	4,331	158,861
Altisource Asset Management Corp.*	15	177
AV Homes, Inc.*	1,042	11,837
Consolidated-Tomoka Land Co.	670	30,914
Dream Unlimited Corp.*	381,500	2,367,322
Forestar Group, Inc.*	3,080	40,163
FRP Holdings, Inc.*	600	21,360
Howard Hughes Corp.*	45,000	4,765,050
Kennedy-Wilson Holdings, Inc.	7,454	163,243
RE/MAX Holdings, Inc., Class A	1,078	36,975
RMR Group, Inc., Class A*	624	15,606
St. Joe Co.*	4,732	81,154
Tejon Ranch Co.*	1,203	24,746

		7,717,408

Thrifts & Mortgage Finance (1.7%)
Anchor BanCorp Wisconsin, Inc.*	697	31,407
Astoria Financial Corp.	8,147	129,049
Bank Mutual Corp.	4,279	32,392
BankFinancial Corp.	1,641	19,397
Bear State Financial, Inc.*	1,133	10,503
Beneficial Bancorp, Inc.*	7,486	102,483
Capitol Federal Financial, Inc.	12,520	166,015
Charter Financial Corp./Maryland	1,125	15,188
Clifton Bancorp, Inc.	2,364	35,744
Dime Community Bancshares, Inc.	2,830	49,865
EverBank Financial Corp.	8,614	129,985
Federal Agricultural Mortgage Corp., Class C	955	36,032
First Defiance Financial Corp.	847	32,533
Flagstar Bancorp, Inc.*	1,865	40,023
Fox Chase Bancorp, Inc.	1,048	20,247
Hingham Institution for Savings	95	11,315
HomeStreet, Inc.*	1,596	33,213
Impac Mortgage Holdings, Inc.*	55	763
Kearny Financial Corp.	8,459	104,469
Meridian Bancorp, Inc.	4,214	58,659
Meta Financial Group, Inc.	684	31,190
MGIC Investment Corp.*	16,791	128,787
Nationstar Mortgage Holdings, Inc.*	3,251	32,185
NMI Holdings, Inc., Class A*	4,689	23,679
Northfield Bancorp, Inc.	4,225	69,459
Northwest Bancshares, Inc.	9,007	121,685
OceanFirst Financial Corp.	1,187	20,986
Ocwen Financial Corp.*	9,754	24,092
Oritani Financial Corp.	3,943	66,913
PennyMac Financial Services, Inc., Class A*‡	468	5,504
PHH Corp.*	4,065	50,975
Provident Financial Services, Inc.	5,824	117,587
Radian Group, Inc.	16,511	204,736
Stonegate Mortgage Corp.*	1,081	6,205
Territorial Bancorp, Inc.	765	19,936
TrustCo Bank Corp.	8,583	52,013
United Community Financial Corp./Ohio	4,336	25,452
United Financial Bancorp, Inc.	3,665	46,142
Walker & Dunlop, Inc.*	1,246	30,240
Washington Federal, Inc.	8,475	191,959
Waterstone Financial, Inc.	2,358	32,257
WSFS Financial Corp.	2,634	85,658

		2,446,922

Total Financials		54,326,702

Health Care (2.1%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	611	17,084
Acorda Therapeutics, Inc.*	325	8,596
Adamas Pharmaceuticals, Inc.*	1,128	16,311
Agenus, Inc.*	1,319	5,487
Aimmune Therapeutics, Inc.*	101	1,370
Akebia Therapeutics, Inc.*	2,939	26,480
Array BioPharma, Inc.*	2,255	6,652
Arrowhead Research Corp.*	2,319	11,178
Axovant Sciences Ltd.*	147	1,688
BioCryst Pharmaceuticals, Inc.*	1,227	3,472
Calithera Biosciences, Inc.*	946	5,373
Celldex Therapeutics, Inc.*	784	2,964
Chiasma, Inc.*	116	1,063
Cytokinetics, Inc.*	1,485	10,469

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CytomX Therapeutics, Inc.*	126	$1,625
Emergent BioSolutions, Inc.*	828	30,098
Geron Corp.*	804	2,348
Global Blood Therapeutics, Inc.*	63	999
Idera Pharmaceuticals, Inc.*	614	1,216
Ignyta, Inc.*	725	4,908
Immunomedics, Inc.*	686	1,715
Inovio Pharmaceuticals, Inc.*	620	5,400
Lexicon Pharmaceuticals, Inc.*	2,304	27,533
Loxo Oncology, Inc.*	838	22,911
Merrimack Pharmaceuticals, Inc.*	482	4,034
Navidea Biopharmaceuticals, Inc.*	2,844	2,686
Osiris Therapeutics, Inc.*	148	845
PDL BioPharma, Inc.	15,151	50,453
Peregrine Pharmaceuticals, Inc.*	1,330	559
REGENXBIO, Inc.*	119	1,285
Rigel Pharmaceuticals, Inc.*	1,751	3,642
Seres Therapeutics, Inc.*	56	1,487
Spectrum Pharmaceuticals, Inc.*	4,294	27,310
Stemline Therapeutics, Inc.*	1,108	5,163
Threshold Pharmaceuticals, Inc.*	319	147
Tokai Pharmaceuticals, Inc.*	476	2,670
Vanda Pharmaceuticals, Inc.*	717	5,994
Verastem, Inc.*	2,401	3,794
Versartis, Inc.*	1,783	14,300
Voyager Therapeutics, Inc.*	110	960
XOMA Corp.*	1,363	1,054

		343,323

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	1,027	81,143
AngioDynamics, Inc.*	2,202	27,063
Anika Therapeutics, Inc.*	306	13,684
AtriCure, Inc.*	655	11,024
Cardiovascular Systems, Inc.*	138	1,431
Cerus Corp.*	1,233	7,312
ConforMIS, Inc.*	188	2,021
CONMED Corp.	2,503	104,976
CryoLife, Inc.	2,235	24,026
Cutera, Inc.*	374	4,207
Cynosure, Inc., Class A*	167	7,368
Entellus Medical, Inc.*	77	1,401
Exactech, Inc.*	890	18,031
Glaukos Corp.*	87	1,467
Greatbatch, Inc.*	2,318	82,613
Haemonetics Corp.*	2,458	85,981
Halyard Health, Inc.*	4,216	121,126
ICU Medical, Inc.*	459	47,782
Integra LifeSciences Holdings Corp.*	1,435	96,662
Invacare Corp.	2,941	38,733
LeMaitre Vascular, Inc.	716	11,112
LivaNova plc*	1,201	64,830
Meridian Bioscience, Inc.	667	13,747
Merit Medical Systems, Inc.*	3,995	73,867
Novocure Ltd.*	148	2,143
Nuvectra Corp.*	773	4,180
OraSure Technologies, Inc.*	4,761	34,422
Orthofix International N.V.*	1,700	70,584
Oxford Immunotec Global plc*	74	733
Penumbra, Inc.*	79	3,634
Quidel Corp.*	1,569	27,081
Rockwell Medical, Inc.*	475	3,567
RTI Surgical, Inc.*	791	3,164
SeaSpine Holdings Corp.*	412	6,032
SurModics, Inc.*	909	16,735
TransEnterix, Inc.*	3,649	15,508
Unilife Corp.*	1,673	1,138
Wright Medical Group N.V.*	3,890	64,574

		1,195,102

Health Care Providers & Services (0.8%)
Aceto Corp.	333	7,845
Addus HomeCare Corp.*	501	8,612
Alliance HealthCare Services, Inc.*	308	2,214
Almost Family, Inc.*	665	24,765
Amedisys, Inc.*	541	26,152
Amsurg Corp.*	3,652	272,439
BioScrip, Inc.*	5,984	12,806
Cross Country Healthcare, Inc.*	1,078	12,537
Ensign Group, Inc.	314	7,109
Five Star Quality Care, Inc.*	3,796	8,693
Genesis Healthcare, Inc.*	1,587	3,682
Healthways, Inc.*	2,856	28,817
Kindred Healthcare, Inc.	7,406	91,464
LHC Group, Inc.*	1,107	39,365
Magellan Health, Inc.*	2,173	147,612
National HealthCare Corp.	912	56,818
National Research Corp., Class A	159	2,472
Owens & Minor, Inc.	5,738	231,930
PharMerica Corp.*	2,763	61,090
Select Medical Holdings Corp.*	585	6,909
Surgery Partners, Inc.*	609	8,075
Surgical Care Affiliates, Inc.*	94	4,350
Teladoc, Inc.*	260	2,496
Triple-S Management Corp., Class B*	2,195	54,568
Trupanion, Inc.*	269	2,650
Universal American Corp.	4,611	32,923

		1,158,393

Health Care Technology (0.0%)
Evolent Health, Inc., Class A*	392	4,139
Vocera Communications, Inc.*	837	10,672

		14,811

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	5,063	70,933
Harvard Bioscience, Inc.*	3,188	9,628
Luminex Corp.*	3,665	71,101

		151,662

Pharmaceuticals (0.2%)
Aclaris Therapeutics, Inc.*	102	1,933
Amphastar Pharmaceuticals, Inc.*	908	10,896
Aratana Therapeutics, Inc.*	237	1,308
Assembly Biosciences, Inc.*	67	336
Dermira, Inc.*	917	18,964
Endocyte, Inc.*	3,217	9,973
Innoviva, Inc.	938	11,809
Medicines Co.*	5,299	168,349
Omeros Corp.*	241	3,697
Theravance Biopharma, Inc.*	2,595	48,786

		276,051

Total Health Care		3,139,342

Industrials (9.8%)
Aerospace & Defense (1.0%)
AAR Corp.	3,219	74,906
Aerojet Rocketdyne Holdings, Inc.*	2,998	49,107
Aerovironment, Inc.*	1,783	50,494
American Science & Engineering, Inc.	635	17,583
Cubic Corp.	1,968	78,641
Curtiss-Wright Corp.	3,828	289,665
DigitalGlobe, Inc.*	5,869	101,534
Ducommun, Inc.*	949	14,472
Engility Holdings, Inc.*	1,627	30,522
Esterline Technologies Corp.*	2,641	169,209

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
KEYW Holding Corp.*	2,916	$19,362
KLX, Inc.*	4,683	150,512
Kratos Defense & Security Solutions, Inc.*	3,967	19,637
Moog, Inc., Class A*	2,967	135,533
National Presto Industries, Inc.	439	36,762
Sparton Corp.*	342	6,153
Teledyne Technologies, Inc.*	2,347	206,865
Vectrus, Inc.*	86	1,956

		1,452,913

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,782	73,547
Atlas Air Worldwide Holdings, Inc.*	2,270	95,953
Hub Group, Inc., Class A*	264	10,768
XPO Logistics, Inc.*	1,161	35,643

		215,911

Airlines (0.1%)
SkyWest, Inc.	4,574	91,434
Virgin America, Inc.*	143	5,514

		96,948

Building Products (0.3%)
Gibraltar Industries, Inc.*	2,793	79,880
Griffon Corp.	2,220	34,299
Insteel Industries, Inc.	138	4,219
Quanex Building Products Corp.	2,817	48,903
Simpson Manufacturing Co., Inc.	3,407	130,045
Universal Forest Products, Inc.	1,788	153,446

		450,792

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	4,971	160,613
ACCO Brands Corp.*	9,943	89,288
Brady Corp., Class A	4,209	112,970
Casella Waste Systems, Inc., Class A*	3,010	20,167
CECO Environmental Corp.	2,206	13,699
Civeo Corp.*	9,281	11,416
Deluxe Corp.	2,017	126,042
Ennis, Inc.	2,329	45,532
Essendant, Inc.	3,360	107,285
G&K Services, Inc., Class A	500	36,625
Heritage-Crystal Clean, Inc.*	979	9,731
InnerWorkings, Inc.*	1,981	15,749
Kimball International, Inc., Class B	2,006	22,768
Matthews International Corp., Class A	2,829	145,609
McGrath RentCorp	2,172	54,474
Mobile Mini, Inc.	3,673	121,282
MSA Safety, Inc.	955	46,174
NL Industries, Inc.*	576	1,302
Quad/Graphics, Inc.	2,642	34,187
SP Plus Corp.*	83	1,997
Tetra Tech, Inc.	5,457	162,728
TRC Cos., Inc.*	1,636	11,861
UniFirst Corp.	1,316	143,602
Viad Corp.	1,857	54,150
VSE Corp.	377	25,595
West Corp.	4,103	93,630

		1,668,476

Construction & Engineering (0.6%)
Aegion Corp.*	3,320	70,019
Ameresco, Inc., Class A*	1,767	8,429
Argan, Inc.	138	4,852
Comfort Systems USA, Inc.	209	6,640
EMCOR Group, Inc.	5,589	271,625
Granite Construction, Inc.	3,495	167,061
Great Lakes Dredge & Dock Corp.*	4,805	21,430
HC2 Holdings, Inc.*	1,068	4,080
MasTec, Inc.*	5,946	120,347
MYR Group, Inc.*	1,788	44,897
Northwest Pipe Co.*	839	7,736
Orion Marine Group, Inc.*	2,463	12,758
Primoris Services Corp.	1,118	27,167
Tutor Perini Corp.*	3,428	53,271

		820,312

Electrical Equipment (0.2%)
Encore Wire Corp.	408	15,883
EnerSys, Inc.	2,891	161,087
Franklin Electric Co., Inc.	303	9,748
FuelCell Energy, Inc.*	1,271	8,605
General Cable Corp.	371	4,530
LSI Industries, Inc.	2,014	23,665
Plug Power, Inc.*	6,181	12,671
Powell Industries, Inc.	842	25,100
PowerSecure International, Inc.*	1,604	29,979
Preformed Line Products Co.	224	8,180
Sunrun, Inc.*	1,351	8,754
Thermon Group Holdings, Inc.*	2,533	44,479
Vicor Corp.*	192	2,012

		354,693

Industrial Conglomerates (3.3%)
Icahn Enterprises LP	77,138	4,863,551
Raven Industries, Inc.	3,017	48,332

		4,911,883

Machinery (1.5%)
Accuride Corp.*	205	318
Actuant Corp., Class A	5,294	130,815
Alamo Group, Inc.	875	48,746
Albany International Corp., Class A	2,205	82,886
Altra Industrial Motion Corp.	494	13,723
American Railcar Industries, Inc.	599	24,397
Astec Industries, Inc.	1,699	79,292
Barnes Group, Inc.	4,864	170,386
Briggs & Stratton Corp.	4,043	96,708
Chart Industries, Inc.*	2,782	60,425
CIRCOR International, Inc.	1,557	72,229
CLARCOR, Inc.	272	15,719
Colfax Corp.*	12,000	343,080
Columbus McKinnon Corp.	1,837	28,951
Douglas Dynamics, Inc.	1,525	34,938
EnPro Industries, Inc.	802	46,259
ESCO Technologies, Inc.	2,364	92,149
ExOne Co.*	897	11,787
Federal Signal Corp.	5,652	74,945
FreightCar America, Inc.	549	8,553
Global Brass & Copper Holdings, Inc.	205	5,115
Gorman-Rupp Co.	1,333	34,565
Graham Corp.	940	18,715
Hurco Cos., Inc.	573	18,903
Hyster-Yale Materials Handling, Inc.	628	41,825
Kadant, Inc.	855	38,612
L.B. Foster Co., Class A	905	16,435
Lindsay Corp.	161	11,529
Lydall, Inc.*	1,041	33,853
Meritor, Inc.*	3,511	28,299
Milacron Holdings Corp.*	818	13,489
Miller Industries, Inc.	918	18,617
Mueller Industries, Inc.	1,674	49,249
Navistar International Corp.*	4,409	55,201
Standex International Corp.	317	24,666
Tennant Co.	104	5,354
Titan International, Inc.	3,556	19,131
TriMas Corp.*	3,861	67,645
Twin Disc, Inc.	697	7,061

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	2,489	$137,219
Woodward, Inc.	1,734	90,203

		2,171,992

Marine (0.3%)
Eagle Bulk Shipping, Inc.*	1,850	666
Golden Ocean Group Ltd.*	5,867	4,078
Matson, Inc.	326	13,095
Navios Maritime Holdings, Inc.	7,102	8,025
Safe Bulkers, Inc.	3,370	2,708
Scorpio Bulkers, Inc.*	3,958	12,982
Stolt-Nielsen Ltd.	34,400	387,664
Ultrapetrol Bahamas Ltd.*	1,820	491

		429,709

Professional Services (0.5%)
Acacia Research Corp.	4,867	18,446
CBIZ, Inc.*	4,626	46,676
CDI Corp.	1,231	7,731
CRA International, Inc.*	839	16,478
Exponent, Inc.	151	7,703
Franklin Covey Co.*	1,011	17,783
FTI Consulting, Inc.*	3,488	123,859
Heidrick & Struggles International, Inc.	1,575	37,327
Hill International, Inc.*	3,804	12,819
Huron Consulting Group, Inc.*	1,742	101,367
ICF International, Inc.*	1,800	61,866
Kelly Services, Inc., Class A	2,701	51,643
Korn/Ferry International	2,059	58,249
Mistras Group, Inc.*	658	16,299
Navigant Consulting, Inc.*	4,443	70,244
Pendrell Corp.*	14,504	7,687
Resources Connection, Inc.	2,857	44,455
RPX Corp.*	4,370	49,206
TriNet Group, Inc.*	290	4,162
Volt Information Sciences, Inc.*	256	1,928

		755,928

Road & Rail (0.1%)
ArcBest Corp.	1,613	34,825
Celadon Group, Inc.	766	8,028
Covenant Transportation Group, Inc., Class A*	37	895
Marten Transport Ltd.	1,953	36,560
Roadrunner Transportation Systems, Inc.*	1,592	19,836
Universal Truckload Services, Inc.	212	3,492
USA Truck, Inc.*	542	10,211
Werner Enterprises, Inc.	3,036	82,458
YRC Worldwide, Inc.*	2,286	21,305

		217,610

Trading Companies & Distributors (0.6%)
Aircastle Ltd.	5,547	123,365
Applied Industrial Technologies, Inc.	2,194	95,220
Beacon Roofing Supply, Inc.*	3,314	135,907
CAI International, Inc.*	1,498	14,471
DXP Enterprises, Inc.*	751	13,188
Kaman Corp.	2,263	96,607
Lawson Products, Inc.*	116	2,271
MRC Global, Inc.*	9,126	119,916
Neff Corp., Class A*	591	4,397
Real Industry, Inc.*	4,954	43,100
Rush Enterprises, Inc., Class A*	3,217	58,678
TAL International Group, Inc.*	3,033	46,829
Textainer Group Holdings Ltd.	2,058	30,541
Titan Machinery, Inc.*	1,481	17,120
Univar, Inc.*	1,882	32,333
Veritiv Corp.*	718	26,753

		860,696

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	5,597	80,541

Total Industrials		14,488,404

Information Technology (6.6%)
Communications Equipment (1.9%)
ADTRAN, Inc.	4,530	91,597
Applied Optoelectronics, Inc.*	322	4,801
Bel Fuse, Inc., Class B	906	13,228
Black Box Corp.	1,339	18,036
Calix, Inc.*	3,877	27,488
Comtech Telecommunications Corp.	1,485	34,704
Digi International, Inc.*	2,178	20,539
EchoStar Corp., Class A*	36,000	1,594,440
Emcore Corp.*	1,586	7,930
Extreme Networks, Inc.*	8,438	26,242
Finisar Corp.*	9,402	171,492
Harmonic, Inc.*	5,199	17,001
InterDigital, Inc.	348	19,366
Ixia*	508	6,330
KVH Industries, Inc.*	314	2,999
NETGEAR, Inc.*	2,828	114,166
NetScout Systems, Inc.*	4,027	92,500
Novatel Wireless, Inc.*	334	591
Oclaro, Inc.*	8,846	47,768
Polycom, Inc.*	11,946	133,198
ShoreTel, Inc.*	4,600	34,224
Sonus Networks, Inc.*	4,590	34,563
Ubiquiti Networks, Inc.*	162	5,390
ViaSat, Inc.*	3,411	250,640

		2,769,233

Electronic Equipment, Instruments & Components (2.0%)
Agilysys, Inc.*	1,302	13,293
Anixter International, Inc.*	2,528	131,734
AVX Corp.	4,152	52,191
Benchmark Electronics, Inc.*	4,752	109,534
Checkpoint Systems, Inc.*	3,878	39,245
Coherent, Inc.*	1,964	180,492
Control4 Corp.*	1,790	14,248
CTS Corp.	3,009	47,362
Daktronics, Inc.	2,888	22,815
DTS, Inc.*	188	4,095
Electro Rent Corp.	1,563	14,473
ePlus, Inc.*	477	38,403
Fabrinet*	3,206	103,714
FARO Technologies, Inc.*	1,238	39,876
GSI Group, Inc.*	3,132	44,349
II-VI, Inc.*	4,748	103,079
Insight Enterprises, Inc.*	3,505	100,383
Itron, Inc.*	3,466	144,601
Kimball Electronics, Inc.*	2,647	29,567
Knowles Corp.*	7,926	104,465
Littelfuse, Inc.	279	34,348
Mercury Systems, Inc.*	3,102	62,971
Multi-Fineline Electronix, Inc.*	830	19,264
Newport Corp.*	2,433	55,959
OSI Systems, Inc.*	1,338	87,626
Park Electrochemical Corp.	1,786	28,594
PC Connection, Inc.	992	25,604
Plexus Corp.*	1,897	74,969
QLogic Corp.*	7,486	100,612
Rofin-Sinar Technologies, Inc.*	2,256	72,688
Rogers Corp.*	1,157	69,270
Sanmina Corp.*	7,086	165,671

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ScanSource, Inc.*	2,427	$98,002
SYNNEX Corp.	2,552	236,290
Systemax, Inc.*	991	8,691
Tech Data Corp.*	3,308	253,955
TTM Technologies, Inc.*	5,380	35,777
Vishay Intertechnology, Inc.	11,952	145,934
Vishay Precision Group, Inc.*	1,114	15,607

		2,929,751

Internet Software & Services (0.2%)
Alarm.com Holdings, Inc.*	198	4,693
Amber Road, Inc.*	176	952
Appfolio, Inc., Class A*	123	1,505
Bankrate, Inc.*	5,609	51,435
Bazaarvoice, Inc.*	2,866	9,028
Blucora, Inc.*	3,786	19,536
Brightcove, Inc.*	150	936
Care.com, Inc.*	1,408	8,659
DHI Group, Inc.*	2,293	18,504
Everyday Health, Inc.*	149	834
inContact, Inc.*	565	5,023
Instructure, Inc.*	350	6,279
Intralinks Holdings, Inc.*	1,613	12,710
Limelight Networks, Inc.*	5,282	9,560
Liquidity Services, Inc.*	2,104	10,899
Marchex, Inc., Class B	2,900	12,905
Marin Software, Inc.*	2,229	6,732
MINDBODY, Inc., Class A*	129	1,720
Monster Worldwide, Inc.*	8,333	27,166
QuinStreet, Inc.*	3,095	10,585
RealNetworks, Inc.*	1,894	7,690
Reis, Inc.	280	6,594
RetailMeNot, Inc.*	2,963	23,734
Rocket Fuel, Inc.*	2,282	7,188
SciQuest, Inc.*	1,056	14,657
TechTarget, Inc.*	1,229	9,119
United Online, Inc.*	1,369	15,798
Xactly Corp.*	316	2,165

		306,606

IT Services (0.7%)
6D Global Technologies, Inc.(b)*	418	125
Acxiom Corp.*	7,120	152,653
CACI International, Inc., Class A*	2,166	231,112
Cass Information Systems, Inc.	484	25,337
Ciber, Inc.*	7,435	15,688
Convergys Corp.	9,005	250,069
Datalink Corp.*	1,887	17,247
Everi Holdings, Inc.*	5,729	13,119
ExlService Holdings, Inc.*	242	12,536
ManTech International Corp., Class A	2,241	71,690
ModusLink Global Solutions, Inc.*	3,259	4,791
MoneyGram International, Inc.*	2,542	15,557
NeuStar, Inc., Class A*	381	9,373
Perficient, Inc.*	1,074	23,327
PFSweb, Inc.*	60	787
ServiceSource International, Inc.*	2,171	9,248
Sykes Enterprises, Inc.*	3,565	107,592
TeleTech Holdings, Inc.	725	20,126
Travelport Worldwide Ltd.	2,860	39,068
Unisys Corp.*	1,649	12,697

		1,032,142

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.*	1,690	58,795
Advanced Micro Devices, Inc.*	32,290	92,026
Alpha & Omega Semiconductor Ltd.*	1,790	21,211
Amkor Technology, Inc.*	8,907	52,462
Applied Micro Circuits Corp.*	5,441	35,149
Axcelis Technologies, Inc.*	10,409	29,145
Brooks Automation, Inc.	6,065	63,076
Cabot Microelectronics Corp.	333	13,623
Cascade Microtech, Inc.*	259	5,341
CEVA, Inc.*	977	21,982
Cohu, Inc.	2,251	26,742
Diodes, Inc.*	3,401	68,360
DSP Group, Inc.*	1,963	17,903
Entegris, Inc.*	5,235	71,301
Exar Corp.*	2,897	16,658
Fairchild Semiconductor International, Inc.*	10,463	209,260
FormFactor, Inc.*	2,692	19,571
Intersil Corp., Class A	11,805	157,833
IXYS Corp.	2,286	25,649
Kopin Corp.*	6,202	10,295
Lattice Semiconductor Corp.*	7,968	45,258
Microsemi Corp.*	789	30,227
MKS Instruments, Inc.	4,840	182,226
Nanometrics, Inc.*	2,198	34,816
NeoPhotonics Corp.*	2,532	35,549
NVE Corp.	256	14,472
PDF Solutions, Inc.*	160	2,141
Photronics, Inc.*	6,003	62,491
Power Integrations, Inc.	889	44,148
Rudolph Technologies, Inc.*	2,477	33,836
Semtech Corp.*	3,985	87,630
Sigma Designs, Inc.*	3,243	22,052
Silicon Laboratories, Inc.*	1,122	50,445
Tessera Technologies, Inc.	1,829	56,699
Ultra Clean Holdings, Inc.*	2,971	15,925
Ultratech, Inc.*	2,501	54,622
Veeco Instruments, Inc.*	3,664	71,375
Xcerra Corp.*	2,692	17,552

		1,877,846

Software (0.5%)
American Software, Inc., Class A	1,928	17,352
Bottomline Technologies de, Inc.*	554	16,891
Digimarc Corp.*	45	1,364
Digital Turbine, Inc.*	258	307
EnerNOC, Inc.*	2,338	17,488
Epiq Systems, Inc.	1,765	26,510
Glu Mobile, Inc.*	5,369	15,141
Mentor Graphics Corp.	8,363	170,020
Park City Group, Inc.*	62	560
Progress Software Corp.*	4,600	110,952
QAD, Inc., Class A	711	15,109
Rapid7, Inc.*	107	1,398
Rovi Corp.*	7,367	151,097
Sapiens International Corp. N.V.	493	5,906
SeaChange International, Inc.*	2,929	16,168
Silver Spring Networks, Inc.*	174	2,567
Take-Two Interactive Software, Inc.*	3,700	139,379
Telenav, Inc.*	2,463	14,532
Verint Systems, Inc.*	335	11,182

		733,923

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	991	6,699
CPI Card Group, Inc.	421	3,469
Imation Corp.*	2,905	4,503
Pure Storage, Inc., Class A*	958	13,115
Quantum Corp.*	18,458	11,259
Stratasys Ltd.*	4,617	119,673

		158,718

Total Information Technology		9,808,219

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (2.4%)
Chemicals (1.1%)
A. Schulman, Inc.	267	$7,268
American Vanguard Corp.*	2,346	37,020
Axiall Corp.	6,262	136,762
Calgon Carbon Corp.	2,589	36,298
Chase Corp.	54	2,840
Flotek Industries, Inc.*	4,844	35,507
FutureFuel Corp.	2,250	26,527
Hawkins, Inc.	796	28,728
Innophos Holdings, Inc.	1,785	55,174
Innospec, Inc.	2,189	94,915
Intrepid Potash, Inc.*	4,909	5,449
Kraton Performance Polymers, Inc.*	2,851	49,322
Kronos Worldwide, Inc.	1,780	10,182
LSB Industries, Inc.*	1,089	13,885
Minerals Technologies, Inc.	193	10,972
Olin Corp.	8,205	142,521
OMNOVA Solutions, Inc.*	1,588	8,829
Platform Specialty Products Corp.*	82,940	713,284
Quaker Chemical Corp.	351	29,786
Rayonier Advanced Materials, Inc.	3,737	35,501
Sensient Technologies Corp.	1,507	95,634
Stepan Co.	897	49,595
Tredegar Corp.	1,788	28,107
Tronox Ltd., Class A	5,547	35,445
Valhi, Inc.	699	825

		1,690,376

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	147	8,822

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	4,306	155,662
Greif, Inc., Class A	2,796	91,569
Multi Packaging Solutions International Ltd.*	616	9,998

		257,229

Metals & Mining (0.9%)
AK Steel Holding Corp.*	15,714	64,899
Carpenter Technology Corp.	4,155	142,226
Century Aluminum Co.*	4,301	30,322
Cliffs Natural Resources, Inc.*	16,375	49,125
Coeur Mining, Inc.*	12,061	67,783
Commercial Metals Co.	10,263	174,163
Dominion Diamond Corp.	10,000	110,900
Handy & Harman Ltd.*	197	5,388
Haynes International, Inc.	1,057	38,580
Hecla Mining Co.	33,334	92,668
Kaiser Aluminum Corp.	1,027	86,823
Materion Corp.	1,829	48,432
McEwen Mining, Inc.	33,454	62,894
Olympic Steel, Inc.	621	10,749
Pershing Gold Corp.*	2,000	7,900
Ryerson Holding Corp.*	863	4,798
Sandstorm Gold Ltd.*	12,000	39,480
Schnitzer Steel Industries, Inc., Class A	2,428	44,772
Stillwater Mining Co.*	7,406	78,874
SunCoke Energy, Inc.	1,632	10,608
TimkenSteel Corp.	3,736	33,998
Worthington Industries, Inc.	3,261	116,222

		1,321,604

Paper & Forest Products (0.2%)
Boise Cascade Co.*	575	11,914
Louisiana-Pacific Corp.*	1,030	17,634
Neenah Paper, Inc.	697	44,371
P.H. Glatfelter Co.	3,928	81,427
Schweitzer-Mauduit International, Inc.	2,271	71,491

		226,837

Total Materials		3,504,868

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	5,173	52,040
Atlantic Tele-Network, Inc.	930	70,522
Cincinnati Bell, Inc.*	19,015	73,588
Consolidated Communications Holdings, Inc.	1,606	41,371
Globalstar, Inc.*	43,081	63,329
Hawaiian Telcom Holdco, Inc.*	1,071	25,222
IDT Corp., Class B	1,250	19,488
Inteliquent, Inc.	1,796	28,826
Intelsat S.A.*	1,749	4,407
Iridium Communications, Inc.*	7,514	59,135
Lumos Networks Corp.*	308	3,955
ORBCOMM, Inc.*	5,450	55,209
pdvWireless, Inc.*	372	12,774
Vonage Holdings Corp.*	15,092	68,970
Windstream Holdings, Inc.	492	3,779

		582,615

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,460	11,271
NTELOS Holdings Corp.*	1,468	13,506
Shenandoah Telecommunications Co.	586	15,675
Spok Holdings, Inc.	2,039	35,703

		76,155

Total Telecommunication Services		658,770

Utilities (4.8%)
Electric Utilities (1.3%)
ALLETE, Inc.	4,359	244,409
Cleco Corp.	5,461	301,502
El Paso Electric Co.	3,583	164,388
Empire District Electric Co.	3,882	128,300
Genie Energy Ltd., Class B*	801	6,096
IDACORP, Inc.	4,512	336,550
MGE Energy, Inc.	3,060	159,885
Otter Tail Corp.	3,383	100,204
PNM Resources, Inc.	7,119	240,053
Portland General Electric Co.	7,960	314,340
Spark Energy, Inc., Class A	49	882

		1,996,609

Gas Utilities (2.2%)
Chesapeake Utilities Corp.	1,373	86,458
Laclede Group, Inc.	3,881	262,938
New Jersey Resources Corp.	7,672	279,491
Northwest Natural Gas Co.	2,471	133,063
ONE Gas, Inc.	4,700	287,170
Piedmont Natural Gas Co., Inc.	7,065	422,699
Rubis S.C.A.	11,950	959,604
South Jersey Industries, Inc.	6,109	173,801
Southwest Gas Corp.	4,193	276,109
WGL Holdings, Inc.	4,459	322,698

		3,204,031

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	4,463	79,352
Atlantic Power Corp.	10,664	26,234
Dynegy, Inc.*	10,763	154,664
NRG Yield, Inc., Class A	3,149	42,732
NRG Yield, Inc., Class C	5,692	81,054
Ormat Technologies, Inc.	1,960	80,831

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pattern Energy Group, Inc.	5,057	$96,437
Talen Energy Corp.*	7,592	68,328
TerraForm Global, Inc., Class A	2,864	6,816
Vivint Solar, Inc.*	697	1,847

		638,295

Multi-Utilities (0.6%)
Avista Corp.	5,554	226,492
Black Hills Corp.	4,585	275,696
NorthWestern Corp.	4,211	260,029
Unitil Corp.	1,272	54,048

		816,265

Water Utilities (0.3%)
American States Water Co.	3,123	122,921
Artesian Resources Corp., Class A	666	18,621
California Water Service Group	4,331	115,724
Connecticut Water Service, Inc.	1,010	45,551
Consolidated Water Co., Ltd.	1,348	16,405
Middlesex Water Co.	1,459	45,010
SJW Corp.	1,430	51,981
York Water Co.	1,069	32,626

		448,839

Total Utilities		7,104,039

Total Common Stocks (90.2%) (Cost $121,684,950)		133,390,350

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $190,347)	27,800	159,113

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	2,344	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	3,800	7,182

Total Telecommunication Services		7,182

Total Rights (0.0%) (Cost $—)		7,182

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16(b)*† (Cost $—)	724	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (4.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,378,214	6,378,214

Total Short-Term Investment (4.3%) (Cost $6,378,214)		6,378,214

Total Investments (94.6%) (Cost $128,253,511)		139,934,859
Other Assets Less Liabilities (5.4%)		7,985,680

Net Assets (100%)		$147,920,539

*	Non-income producing.

†	Securities (totaling $14,950 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:
ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,189	$—	$—	$5,504	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	—	—	57,424	—	—

	$71,434	$—	$—	$62,928	$—	$—

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	9	June-16	$968,881	$998,640	$29,759

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$31,296,158	$224,667	$—		$31,520,825
Consumer Staples	4,778,903	—	—		4,778,903
Energy	4,058,848	1,430	—		4,060,278
Financials	48,781,695	5,537,239	7,768		54,326,702
Health Care	3,139,342	—	—		3,139,342
Industrials	14,100,740	387,664	—		14,488,404
Information Technology	9,735,531	72,688	—		9,808,219
Materials	3,413,299	91,569	—		3,504,868
Telecommunication Services	658,770	—	—		658,770
Utilities	6,144,435	959,604	—		7,104,039
Futures	29,759	—	—		29,759
Investment Companies
Investment Companies	—	159,113	—		159,113
Rights
Information Technology	—	—	—	(e)	—	(e)
Telecommunication Services	—	—	7,182		7,182
Short-Term Investments	6,378,214	—	—		6,378,214
Warrants
Energy	—	—	—	(e)	—	(e)

Total Assets	$132,515,694	$7,433,974	$14,950		$139,964,618

Total Liabilities	$—	$—	$—		$—

Total	$132,515,694	$7,433,974	$14,950		$139,964,618

(a)	A security with a market value of $1,991,561 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $125 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(c)	Securities with a market value of $2,531,579 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	A security with a market value of $7,768 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,083,578
Aggregate gross unrealized depreciation	(22,888,958)

Net unrealized appreciation	$12,194,620

Federal income tax cost of investments	$127,740,239

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.3%)
Auto Components (0.1%)
BorgWarner, Inc.	339	$13,018
Delphi Automotive plc	374	28,057
Goodyear Tire & Rubber Co.	369	12,170
Johnson Controls, Inc.	897	34,956

		88,201

Automobiles (0.2%)
Ford Motor Co.	5,292	71,442
General Motors Co.	1,944	61,100
Harley-Davidson, Inc.	255	13,089

		145,631

Distributors (0.0%)
Genuine Parts Co.	204	20,269

Diversified Consumer Services (0.0%)
H&R Block, Inc.	355	9,379

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	605	31,926
Chipotle Mexican Grill, Inc.*	43	20,252
Darden Restaurants, Inc.	144	9,547
Marriott International, Inc., Class A	274	19,503
McDonald’s Corp.	1,252	157,351
Royal Caribbean Cruises Ltd.	233	19,141
Starbucks Corp.	2,043	121,967
Starwood Hotels & Resorts Worldwide, Inc.	222	18,522
Wyndham Worldwide Corp.	159	12,152
Wynn Resorts Ltd.	116	10,838
Yum! Brands, Inc.	555	45,427

		466,626

Household Durables (0.1%)
D.R. Horton, Inc.	412	12,455
Garmin Ltd.	186	7,433
Harman International Industries, Inc.	88	7,835
Leggett & Platt, Inc.	208	10,067
Lennar Corp., Class A	265	12,815
Mohawk Industries, Inc.*	92	17,563
Newell Rubbermaid, Inc.	350	15,501
PulteGroup, Inc.	397	7,428
Whirlpool Corp.	100	18,034

		109,131

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	527	312,848
Expedia, Inc.	166	17,898
Netflix, Inc.*	592	60,520
Priceline Group, Inc.*	69	88,938
TripAdvisor, Inc.*	145	9,643

		489,847

Leisure Products (0.0%)
Hasbro, Inc.	154	12,336
Mattel, Inc.	449	15,095

		27,431

Media (0.8%)
Cablevision Systems Corp. - New York Group, Class A	293	9,669
CBS Corp. (Non-Voting), Class B	597	32,889
Comcast Corp., Class A	3,333	203,580
Discovery Communications, Inc., Class A*	175	5,010
Discovery Communications, Inc., Class C*	367	9,909
Interpublic Group of Cos., Inc.	569	13,059
News Corp., Class A	626	7,994
News Corp., Class B	196	2,597
Omnicom Group, Inc.	337	28,048
Scripps Networks Interactive, Inc., Class A	111	7,270
TEGNA, Inc.	311	7,296
Time Warner Cable, Inc.	382	78,165
Time Warner, Inc.	1,089	79,007
Twenty-First Century Fox, Inc., Class A	1,561	43,521
Twenty-First Century Fox, Inc., Class B	601	16,948
Viacom, Inc., Class B	498	20,557
Walt Disney Co.	2,089	207,459

		772,978

Multiline Retail (0.2%)
Dollar General Corp.	397	33,983
Dollar Tree, Inc.*	327	26,965
Kohl’s Corp.	253	11,792
Macy’s, Inc.	448	19,752
Nordstrom, Inc.	170	9,726
Target Corp.	828	68,128

		170,346

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	107	17,156
AutoNation, Inc.*	100	4,668
AutoZone, Inc.*	43	34,258
Bed Bath & Beyond, Inc.*	245	12,162
Best Buy Co., Inc.	380	12,327
CarMax, Inc.*	294	15,023
GameStop Corp., Class A	157	4,982
Gap, Inc.	325	9,555
Home Depot, Inc.	1,731	230,967
L Brands, Inc.	361	31,699
Lowe’s Cos., Inc.	1,255	95,066
O’Reilly Automotive, Inc.*	134	36,671
Ross Stores, Inc.	540	31,266
Signet Jewelers Ltd.	108	13,395
Staples, Inc.	1,006	11,096
Tiffany & Co.	138	10,127
TJX Cos., Inc.	921	72,160
Tractor Supply Co.	188	17,007
Urban Outfitters, Inc.*	151	4,997

		664,582

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	373	14,954
Hanesbrands, Inc.	495	14,028
Michael Kors Holdings Ltd.*	253	14,411
NIKE, Inc., Class B	1,848	113,597
PVH Corp.	110	10,897
Ralph Lauren Corp.	74	7,123
Under Armour, Inc., Class A*	238	20,189
VF Corp.	478	30,955

		226,154

Total Consumer Discretionary		3,190,575

Consumer Staples (2.7%)
Beverages (0.6%)
Brown-Forman Corp., Class B	151	14,869
Coca-Cola Co.	5,336	247,537
Coca-Cola Enterprises, Inc.	288	14,613
Constellation Brands, Inc., Class A	234	35,355
Dr. Pepper Snapple Group, Inc.	266	23,786
Molson Coors Brewing Co., Class B	260	25,007

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	201	$26,809
PepsiCo, Inc.	1,981	203,013

		590,989

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	595	93,760
CVS Health Corp.	1,503	155,906
Kroger Co.	1,329	50,834
Sysco Corp.	737	34,440
Walgreens Boots Alliance, Inc.	1,187	99,993
Wal-Mart Stores, Inc.	2,163	148,144
Whole Foods Market, Inc.	435	13,533

		596,610

Food Products (0.5%)
Archer-Daniels-Midland Co.	792	28,757
Campbell Soup Co.	228	14,544
ConAgra Foods, Inc.	602	26,861
General Mills, Inc.	828	52,454
Hershey Co.	209	19,247
Hormel Foods Corp.	383	16,561
J.M. Smucker Co.	169	21,943
Kellogg Co.	354	27,099
Kraft Heinz Co.	807	63,398
McCormick & Co., Inc. (Non-Voting)	154	15,320
Mead Johnson Nutrition Co.	259	22,007
Mondelez International, Inc., Class A	2,145	86,057
Tyson Foods, Inc., Class A	398	26,531

		420,779

Household Products (0.5%)
Church & Dwight Co., Inc.	185	17,053
Clorox Co.	171	21,556
Colgate-Palmolive Co.	1,232	87,041
Kimberly-Clark Corp.	502	67,524
Procter & Gamble Co.	3,711	305,453

		498,627

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	309	29,142

Tobacco (0.5%)
Altria Group, Inc.	2,693	168,743
Philip Morris International, Inc.	2,128	208,778
Reynolds American, Inc.	1,137	57,203

		434,724

Total Consumer Staples		2,570,871

Energy (1.7%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	601	26,342
Cameron International Corp.*	254	17,031
Diamond Offshore Drilling, Inc.	109	2,369
FMC Technologies, Inc.*	270	7,387
Halliburton Co.	1,173	41,900
Helmerich & Payne, Inc.	157	9,219
National Oilwell Varco, Inc.	510	15,861
Schlumberger Ltd.	1,714	126,407
Transocean Ltd.	437	3,994

		250,510

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	719	33,484
Apache Corp.	504	24,600
Cabot Oil & Gas Corp.	641	14,557
California Resources Corp.	1	1
Chesapeake Energy Corp.	578	2,381
Chevron Corp.	2,561	244,319
Cimarex Energy Co.	126	12,256
Columbia Pipeline Group, Inc.	525	13,177
Concho Resources, Inc.*	188	18,996
ConocoPhillips Co.	1,697	68,338
Devon Energy Corp.	701	19,235
EOG Resources, Inc.	754	54,725
EQT Corp.	231	15,537
Exxon Mobil Corp.	5,684	475,126
Hess Corp.	337	17,743
Kinder Morgan, Inc.	2,538	45,329
Marathon Oil Corp.	1,067	11,886
Marathon Petroleum Corp.	725	26,956
Murphy Oil Corp.	205	5,164
Newfield Exploration Co.*	227	7,548
Noble Energy, Inc.	594	18,658
Occidental Petroleum Corp.	1,060	72,536
ONEOK, Inc.	261	7,793
Phillips 66	641	55,504
Pioneer Natural Resources Co.	214	30,118
Range Resources Corp.	228	7,383
Southwestern Energy Co.*	668	5,391
Spectra Energy Corp.	899	27,509
Tesoro Corp.	167	14,364
Valero Energy Corp.	669	42,910
Williams Cos., Inc.	897	14,415

		1,407,939

Total Energy		1,658,449

Financials (4.0%)
Banks (1.3%)
Bank of America Corp.	14,232	192,417
BB&T Corp.	1,057	35,166
Citigroup, Inc.	4,081	170,382
Citizens Financial Group, Inc.	762	15,964
Comerica, Inc.	253	9,581
Fifth Third Bancorp	1,124	18,760
Huntington Bancshares, Inc./Ohio	1,000	9,540
JPMorgan Chase & Co.	5,016	297,048
KeyCorp	1,081	11,934
M&T Bank Corp.	217	24,087
People’s United Financial, Inc.	456	7,264
PNC Financial Services Group, Inc.	704	59,537
Regions Financial Corp.	1,786	14,020
SunTrust Banks, Inc./Georgia	721	26,014
U.S. Bancorp	2,249	91,287
Wells Fargo & Co.	6,376	308,343
Zions Bancorp	292	7,069

		1,298,413

Capital Markets (0.5%)
Affiliated Managers Group, Inc.*	81	13,154
Ameriprise Financial, Inc.	241	22,656
Bank of New York Mellon Corp.	1,481	54,545
BlackRock, Inc.	173	58,919
Charles Schwab Corp.	1,654	46,345
E*TRADE Financial Corp.*	389	9,527
Franklin Resources, Inc.	524	20,462
Goldman Sachs Group, Inc.	540	84,769
Legg Mason, Inc.	151	5,237
Morgan Stanley	2,089	52,246
Northern Trust Corp.	297	19,356
State Street Corp.	553	32,362
T. Rowe Price Group, Inc.	342	25,123

		444,701

Consumer Finance (0.2%)
American Express Co.	1,141	70,057
Capital One Financial Corp.	731	50,666
Discover Financial Services	595	30,297

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	418	$5,004
Synchrony Financial*	1,134	32,500

		188,524

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	2,562	363,496
CME Group, Inc./Illinois	474	45,527
Intercontinental Exchange, Inc.	163	38,328
Leucadia National Corp.	499	8,069
McGraw Hill Financial, Inc.	363	35,930
Moody’s Corp.	232	22,402
Nasdaq, Inc.	144	9,559

		523,311

Insurance (0.7%)
Aflac, Inc.	588	37,126
Allstate Corp.	513	34,561
American International Group, Inc.	1,594	86,156
Aon plc	387	40,422
Assurant, Inc.	92	7,098
Chubb Ltd.	626	74,588
Cincinnati Financial Corp.	185	12,092
Hartford Financial Services Group, Inc.	541	24,929
Lincoln National Corp.	363	14,230
Loews Corp.	385	14,730
Marsh & McLennan Cos., Inc.	694	42,188
MetLife, Inc.	1,544	67,843
Principal Financial Group, Inc.	368	14,518
Progressive Corp.	798	28,042
Prudential Financial, Inc.	600	43,332
Torchmark Corp.	177	9,586
Travelers Cos., Inc.	424	49,485
Unum Group	306	9,461
Willis Towers Watson plc	180	21,359
XL Group plc	404	14,867

		646,613

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	589	60,296
Apartment Investment & Management Co. (REIT), Class A	184	7,695
AvalonBay Communities, Inc. (REIT)	184	34,997
Boston Properties, Inc. (REIT)	215	27,322
Crown Castle International Corp. (REIT)	453	39,184
Equinix, Inc. (REIT)	93	30,756
Equity Residential (REIT)	498	37,365
Essex Property Trust, Inc. (REIT)	87	20,346
Extra Space Storage, Inc. (REIT)	164	15,327
Federal Realty Investment Trust (REIT)	94	14,669
General Growth Properties, Inc. (REIT)	833	24,765
HCP, Inc. (REIT)	601	19,581
Host Hotels & Resorts, Inc. (REIT)	1,020	17,034
Iron Mountain, Inc. (REIT)	232	7,867
Kimco Realty Corp. (REIT)	602	17,326
Macerich Co. (REIT)	182	14,422
Prologis, Inc. (REIT)	741	32,737
Public Storage (REIT)	202	55,718
Realty Income Corp. (REIT)	323	20,191
Simon Property Group, Inc. (REIT)	423	87,853
SL Green Realty Corp. (REIT)	130	12,594
UDR, Inc. (REIT)	391	15,065
Ventas, Inc. (REIT)	437	27,513
Vornado Realty Trust (REIT)	237	22,380
Welltower, Inc. (REIT)	477	33,075
Weyerhaeuser Co. (REIT)	1,071	33,186

		729,264

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	358	10,318

Total Financials		3,841,144

Health Care (3.7%)
Biotechnology (0.7%)
Alexion Pharmaceuticals, Inc.*	305	42,462
Amgen, Inc.	1,028	154,128
Baxalta, Inc.	823	33,249
Biogen, Inc.*	309	80,439
Celgene Corp.*	1,084	108,498
Gilead Sciences, Inc.	1,862	171,043
Regeneron Pharmaceuticals, Inc.*	105	37,846
Vertex Pharmaceuticals, Inc.*	350	27,822

		655,487

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,057	86,044
Baxter International, Inc.	722	29,660
Becton, Dickinson and Co.	291	44,180
Boston Scientific Corp.*	1,887	35,494
C.R. Bard, Inc.	99	20,064
Dentsply Sirona, Inc.	317	19,537
Edwards Lifesciences Corp.*	308	27,169
Hologic, Inc.*	374	12,903
Intuitive Surgical, Inc.*	49	29,451
Medtronic plc	1,899	142,425
St. Jude Medical, Inc.	393	21,615
Stryker Corp.	437	46,886
Varian Medical Systems, Inc.*	124	9,922
Zimmer Biomet Holdings, Inc.	255	27,191

		552,541

Health Care Providers & Services (0.7%)
Aetna, Inc.	471	52,917
AmerisourceBergen Corp.	280	24,234
Anthem, Inc.	356	49,480
Cardinal Health, Inc.	450	36,878
Centene Corp.*	247	15,208
Cigna Corp.	354	48,583
DaVita HealthCare Partners, Inc.*	242	17,758
Express Scripts Holding Co.*	937	64,363
HCA Holdings, Inc.*	429	33,483
Henry Schein, Inc.*	115	19,852
Humana, Inc.	197	36,041
Laboratory Corp. of America Holdings*	129	15,110
McKesson Corp.	322	50,635
Patterson Cos., Inc.	109	5,072
Quest Diagnostics, Inc.	209	14,933
Tenet Healthcare Corp.*	95	2,748
UnitedHealth Group, Inc.	1,296	167,054
Universal Health Services, Inc., Class B	129	16,089

		670,438

Health Care Technology (0.0%)
Cerner Corp.*	417	22,084

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	441	17,574
Illumina, Inc.*	193	31,287
PerkinElmer, Inc.	152	7,518
Thermo Fisher Scientific, Inc.	541	76,600

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	112	$14,775

		147,754

Pharmaceuticals (1.5%)
AbbVie, Inc.	2,214	126,464
Allergan plc*	537	143,932
Bristol-Myers Squibb Co.	2,275	145,327
Eli Lilly & Co.	1,322	95,197
Endo International plc*	296	8,333
Johnson & Johnson	3,786	409,645
Mallinckrodt plc*	162	9,927
Merck & Co., Inc.	3,822	202,222
Mylan N.V.*	578	26,790
Perrigo Co. plc	198	25,330
Pfizer, Inc.	8,418	249,510
Zoetis, Inc.	652	28,903

		1,471,580

Total Health Care		3,519,884

Industrials (2.6%)
Aerospace & Defense (0.6%)
Boeing Co.	860	109,169
General Dynamics Corp.	398	52,285
Honeywell International, Inc.	1,044	116,980
L-3 Communications Holdings, Inc.	102	12,087
Lockheed Martin Corp.	356	78,854
Northrop Grumman Corp.	252	49,871
Raytheon Co.	413	50,646
Rockwell Collins, Inc.	190	17,520
Textron, Inc.	360	13,126
United Technologies Corp.	1,053	105,405

		605,943

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	198	14,698
Expeditors International of Washington, Inc.	251	12,251
FedEx Corp.	354	57,603
United Parcel Service, Inc., Class B	952	100,407

		184,959

Airlines (0.2%)
American Airlines Group, Inc.	860	35,269
Delta Air Lines, Inc.	1,061	51,649
Southwest Airlines Co.	886	39,693
United Continental Holdings, Inc.*	499	29,870

		156,481

Building Products (0.0%)
Allegion plc	114	7,263
Masco Corp.	486	15,284

		22,547

Commercial Services & Supplies (0.1%)
ADT Corp.	235	9,696
Cintas Corp.	108	9,700
Pitney Bowes, Inc.	240	5,170
Republic Services, Inc.	305	14,533
Stericycle, Inc.*	122	15,395
Tyco International plc	602	22,099
Waste Management, Inc.	576	33,984

		110,577

Construction & Engineering (0.0%)
Fluor Corp.	189	10,150
Jacobs Engineering Group, Inc.*	175	7,621
Quanta Services, Inc.*	220	4,963

		22,734

Electrical Equipment (0.1%)
AMETEK, Inc.	348	17,393
Eaton Corp. plc	639	39,976
Emerson Electric Co.	903	49,105
Rockwell Automation, Inc.	180	20,475

		126,949

Industrial Conglomerates (0.7%)
3M Co.	847	141,135
Danaher Corp.	816	77,406
General Electric Co.	12,916	410,600
Roper Technologies, Inc.	137	25,039

		654,180

Machinery (0.3%)
Caterpillar, Inc.	800	61,232
Cummins, Inc.	231	25,396
Deere & Co.	419	32,259
Dover Corp.	196	12,609
Flowserve Corp.	165	7,328
Illinois Tool Works, Inc.	444	45,483
Ingersoll-Rand plc	371	23,006
PACCAR, Inc.	497	27,181
Parker-Hannifin Corp.	178	19,772
Pentair plc	239	12,968
Snap-on, Inc.	78	12,245
Stanley Black & Decker, Inc.	193	20,305
Xylem, Inc.	253	10,348

		310,132

Professional Services (0.1%)
Dun & Bradstreet Corp.	49	5,051
Equifax, Inc.	154	17,601
Nielsen Holdings plc	520	27,383
Robert Half International, Inc.	172	8,012
Verisk Analytics, Inc.*	221	17,662

		75,709

Road & Rail (0.2%)
CSX Corp.	1,302	33,527
J.B. Hunt Transport Services, Inc.	118	9,940
Kansas City Southern	143	12,219
Norfolk Southern Corp.	397	33,050
Ryder System, Inc.	80	5,183
Union Pacific Corp.	1,175	93,471

		187,390

Trading Companies & Distributors (0.1%)
Fastenal Co.	410	20,090
United Rentals, Inc.*	122	7,587
W.W. Grainger, Inc.	78	18,208

		45,885

Total Industrials		2,503,486

Information Technology (5.4%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	6,982	198,778
F5 Networks, Inc.*	98	10,373
Harris Corp.	155	12,068
Juniper Networks, Inc.	469	11,964
Motorola Solutions, Inc.	235	17,790

		250,973

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	435	25,152
Corning, Inc.	1,490	31,126
FLIR Systems, Inc.	152	5,008
TE Connectivity Ltd.	531	32,880

		94,166

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	265	14,726
Alphabet, Inc., Class A*	399	304,397
Alphabet, Inc., Class C*	408	303,940
eBay, Inc.*	1,536	36,649

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Facebook, Inc., Class A*	3,098	$353,482
VeriSign, Inc.*	136	12,041
Yahoo!, Inc.*	1,161	42,736

		1,067,971

IT Services (1.0%)
Accenture plc, Class A	857	98,898
Alliance Data Systems Corp.*	80	17,600
Automatic Data Processing, Inc.	636	57,056
Cognizant Technology Solutions Corp., Class A*	832	52,166
CSRA, Inc.	193	5,192
Fidelity National Information Services, Inc.	387	24,501
Fiserv, Inc.*	318	32,620
International Business Machines Corp.	1,216	184,163
MasterCard, Inc., Class A	1,351	127,669
Paychex, Inc.	454	24,521
PayPal Holdings, Inc.*	1,537	59,328
Teradata Corp.*	187	4,907
Total System Services, Inc.	217	10,325
Visa, Inc., Class A	2,652	202,825
Western Union Co.	653	12,596
Xerox Corp.	1,372	15,312

		929,679

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.	430	25,452
Applied Materials, Inc.	1,577	33,401
Broadcom Ltd.	537	82,967
First Solar, Inc.*	102	6,984
Intel Corp.	6,483	209,725
KLA-Tencor Corp.	208	15,145
Lam Research Corp.	219	18,089
Linear Technology Corp.	331	14,749
Microchip Technology, Inc.	301	14,508
Micron Technology, Inc.*	1,558	16,312
NVIDIA Corp.	676	24,086
Qorvo, Inc.*	196	9,880
QUALCOMM, Inc.	2,057	105,195
Skyworks Solutions, Inc.	262	20,410
Texas Instruments, Inc.	1,386	79,584
Xilinx, Inc.	359	17,027

		693,514

Software (1.1%)
Activision Blizzard, Inc.	669	22,639
Adobe Systems, Inc.*	695	65,191
Autodesk, Inc.*	300	17,493
CA, Inc.	399	12,285
Citrix Systems, Inc.*	220	17,288
Electronic Arts, Inc.*	441	29,155
Intuit, Inc.	365	37,964
Microsoft Corp.	10,902	602,117
Oracle Corp.	4,362	178,449
Red Hat, Inc.*	236	17,584
salesforce.com, Inc.*	842	62,165
Symantec Corp.	915	16,818

		1,079,148

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	7,618	830,286
EMC Corp.	2,675	71,289
Hewlett Packard Enterprise Co.	2,447	43,385
HP, Inc.	2,541	31,305
NetApp, Inc.	374	10,207
SanDisk Corp.	287	21,835
Seagate Technology plc	418	14,400
Western Digital Corp.	318	15,022

		1,037,729

Total Information Technology		5,153,180

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	270	38,894
Airgas, Inc.	85	12,039
CF Industries Holdings, Inc.	287	8,995
Dow Chemical Co.	1,539	78,274
E.I. du Pont de Nemours & Co.	1,191	75,414
Eastman Chemical Co.	208	15,024
Ecolab, Inc.	371	41,374
FMC Corp.	185	7,468
International Flavors & Fragrances, Inc.	109	12,401
LyondellBasell Industries N.V., Class A	487	41,677
Monsanto Co.	596	52,293
Mosaic Co.	423	11,421
PPG Industries, Inc.	369	41,140
Praxair, Inc.	397	45,437
Sherwin-Williams Co.	111	31,598

		513,449

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	95	15,153
Vulcan Materials Co.	187	19,742

		34,895

Containers & Packaging (0.1%)
Avery Dennison Corp.	140	10,095
Ball Corp.	176	12,547
International Paper Co.	550	22,572
Owens-Illinois, Inc.*	168	2,681
Sealed Air Corp.	260	12,483
WestRock Co.	326	12,724

		73,102

Metals & Mining (0.1%)
Alcoa, Inc.	1,845	17,675
Freeport-McMoRan, Inc.	1,823	18,850
Newmont Mining Corp.	732	19,456
Nucor Corp.	429	20,292

		76,273

Total Materials		697,719

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	8,398	328,950
CenturyLink, Inc.	771	24,641
Frontier Communications Corp.	1,404	7,848
Level 3 Communications, Inc.*	379	20,030
Verizon Communications, Inc.	5,546	299,928

Total Telecommunication Services		681,397

Utilities (0.9%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	675	44,820
Duke Energy Corp.	928	74,871
Edison International	448	32,207
Entergy Corp.	252	19,978
Eversource Energy	425	24,794
Exelon Corp.	1,260	45,184
FirstEnergy Corp.	610	21,942
NextEra Energy, Inc.	627	74,199
PG&E Corp.	672	40,132
Pinnacle West Capital Corp.	168	12,612

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	926	$35,253
Southern Co.	1,247	64,507
Xcel Energy, Inc.	715	29,901

		520,400

Gas Utilities (0.0%)
AGL Resources, Inc.	150	9,771

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	880	10,384
NRG Energy, Inc.	363	4,723

		15,107

Multi-Utilities (0.3%)
Ameren Corp.	351	17,585
CenterPoint Energy, Inc.	589	12,322
CMS Energy Corp.	353	14,981
Consolidated Edison, Inc.	392	30,035
Dominion Resources, Inc.	827	62,124
DTE Energy Co.	246	22,302
NiSource, Inc.	426	10,037
Public Service Enterprise Group, Inc.	701	33,045
SCANA Corp.	179	12,557
Sempra Energy	313	32,568
TECO Energy, Inc.	351	9,663
WEC Energy Group, Inc.	414	24,869

		282,088

Water Utilities (0.0%)
American Water Works Co., Inc.	246	16,957

Total Utilities		844,323

Total Common Stocks (25.7%) (Cost $23,238,142)		24,661,028

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.5%)
iShares® Core S&P 500 ETF	6,007	1,241,347
iShares® Core S&P Mid-Cap ETF	884	127,464
iShares® MSCI EAFE ETF	507	28,965
iShares® Russell 2000 ETF	186	20,575

Total Investment Companies (1.5%) (Cost $1,409,674)		1,418,351

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (48.4%)
U.S. Government Agencies (2.1%)
Federal Home Loan Bank
1.000%, 6/21/17	$850,000	852,948
Federal Home Loan Mortgage Corp.
1.750%, 5/30/19	1,125,000	1,151,915

		2,004,863

U.S. Treasuries (46.3%)
U.S. Treasury Notes
0.875%, 2/28/17	650,000	651,466
0.625%, 8/31/17	9,400,000	9,388,433
1.500%, 8/31/18	8,020,000	8,155,416
1.625%, 8/31/19	5,845,000	5,971,947
2.125%, 8/31/20	6,740,000	7,015,919
1.875%, 11/30/21	360,000	369,752
2.000%, 2/15/22	7,425,000	7,678,640
2.375%, 8/15/24	4,945,000	5,207,703

		44,439,276

Total Long-Term Debt Securities (48.4%) (Cost $46,180,642)		46,444,139

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (15.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	14,802,218	14,802,218

Total Short-Term Investment (15.4%) (Cost $14,802,218)		14,802,218

Total Investments (91.0%) (Cost $85,630,676)		87,325,736
Other Assets Less Liabilities (9.0%)		8,662,398

Net Assets (100%)		$95,988,134

*	Non-income producing.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
E-Mini MSCI EAFE Index	210	June-16	$16,731,652	$17,067,750	$336,098
Russell 2000 Mini Index	21	June-16	2,223,604	2,330,160	106,556
S&P MidCap 400 E-Mini Index	14	June-16	1,925,938	2,017,680	91,742

					$534,396

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$3,190,575	$—	$—	$3,190,575
Consumer Staples	2,570,871	—	—	2,570,871
Energy	1,658,449	—	—	1,658,449
Financials	3,841,144	—	—	3,841,144
Health Care	3,519,884	—	—	3,519,884
Industrials	2,503,486	—	—	2,503,486
Information Technology	5,153,180	—	—	5,153,180
Materials	697,719	—	—	697,719
Telecommunication Services	681,397	—	—	681,397
Utilities	844,323	—	—	844,323
Futures	534,396	—	—	534,396
Government Securities
U.S. Government Agencies	—	2,004,863	—	2,004,863
U.S. Treasuries	—	44,439,276	—	44,439,276
Investment Companies
Exchange Traded Funds (ETFs)	1,418,351	—	—	1,418,351
Short-Term Investments	14,802,218	—	—	14,802,218

Total Assets	$41,415,993	$46,444,139	$—	$87,860,132

Total Liabilities	$—	$—	$—	$—

Total	$41,415,993	$46,444,139	$—	$87,860,132

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,092,554
Aggregate gross unrealized depreciation	(457,794)

Net unrealized appreciation	$1,634,760

Federal income tax cost of investments	$85,690,976

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® Barclays 3-7 Year Treasury Bond ETF	24,871	$3,132,502
iShares® Core S&P 500 ETF	12,827	2,650,700
iShares® Core S&P Mid-Cap ETF	8,138	1,173,418
iShares® MSCI EAFE ETF	71,785	4,101,077
iShares® Russell 2000 ETF	5,664	626,552
SPDR Barclays Intermediate Term Treasury ETF	51,280	3,131,157

Total Investments (93.2%) (Cost $14,358,835)		14,815,406
Other Assets Less Liabilities (6.8%)		1,078,986

Net Assets (100%)		$15,894,392

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
5 Year U.S. Treasury Notes	6	June-16	$724,988	$726,984	$1,996

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Futures	$1,996	$—	$—	$1,996
Investment Companies
Exchange Traded Funds (ETFs)	14,815,406	—	—	14,815,406

Total Assets	$14,817,402	$—	$—	$14,817,402

Total Liabilities	$—	$—	$—	$—

Total	$14,817,402	$—	$—	$14,817,402

There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$456,571
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$456,571

Federal income tax cost of investments	$14,358,835

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Hotels, Restaurants & Leisure (2.2%)
Yum! Brands, Inc.	141,088	$11,548,053

Internet & Catalog Retail (5.8%)
Amazon.com, Inc.*	51,607	30,635,979

Textiles, Apparel & Luxury Goods (2.6%)
adidas AG (ADR)	234,374	13,685,098

Total Consumer Discretionary		55,869,130

Consumer Staples (15.7%)
Beverages (10.5%)
Coca-Cola Co.	288,089	13,364,449
Monster Beverage Corp.*	227,345	30,323,276
SABMiller plc (ADR)	184,896	11,297,145

		54,984,870

Food Products (3.0%)
Danone S.A. (ADR)	1,127,666	16,024,134

Household Products (2.2%)
Procter & Gamble Co.	141,602	11,655,261

Total Consumer Staples		82,664,265

Energy (2.5%)
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	177,095	13,060,756

Total Energy		13,060,756

Financials (8.9%)
Capital Markets (4.5%)
Greenhill & Co., Inc.	279,579	6,206,654
SEI Investments Co.	403,099	17,353,412

		23,560,066

Consumer Finance (0.6%)
American Express Co.	49,921	3,065,149

Diversified Financial Services (3.8%)
FactSet Research Systems, Inc.	72,746	11,023,201
MSCI, Inc.	124,573	9,228,368

		20,251,569

Total Financials		46,876,784

Health Care (12.6%)
Biotechnology (1.5%)
Amgen, Inc.	52,588	7,884,519

Health Care Equipment & Supplies (3.1%)
Varian Medical Systems, Inc.*	202,231	16,182,525

Health Care Technology (1.9%)
Cerner Corp.*	191,487	10,141,151

Pharmaceuticals (6.1%)
Merck & Co., Inc.	80,667	4,268,091
Novartis AG (ADR)	136,264	9,870,964
Novo Nordisk A/S (ADR)	331,881	17,984,632

		32,123,687

Total Health Care		66,331,882

Industrials (5.8%)
Air Freight & Logistics (5.8%)
Expeditors International of Washington, Inc.	450,780	22,002,572
United Parcel Service, Inc., Class B	79,004	8,332,552

Total Industrials		30,335,124

Information Technology (42.1%)
Communications Equipment (5.0%)
Cisco Systems, Inc.	920,292	26,200,713

Internet Software & Services (16.1%)
Alibaba Group Holding Ltd. (ADR)*	301,012	23,788,978
Alphabet, Inc., Class A*	18,531	14,137,300
Alphabet, Inc., Class C*	18,568	13,832,232
Facebook, Inc., Class A*	287,877	32,846,766

		84,605,276

IT Services (5.2%)
Automatic Data Processing, Inc.	59,168	5,307,961
Visa, Inc., Class A	288,302	22,049,337

		27,357,298

Semiconductors & Semiconductor Equipment (6.5%)
Analog Devices, Inc.	29,058	1,719,943
ARM Holdings plc (ADR)	300,456	13,126,923
Linear Technology Corp.	42,817	1,907,926
QUALCOMM, Inc.	344,465	17,615,940

		34,370,732

Software (9.3%)
Autodesk, Inc.*	258,093	15,049,403
Microsoft Corp.	174,643	9,645,533
Oracle Corp.	591,494	24,198,019

		48,892,955

Total Information Technology		221,426,974

Materials (0.8%)
Metals & Mining (0.8%)
Compass Minerals International, Inc.	57,926	4,104,636

Total Materials		4,104,636

Total Common Stocks (99.0%) (Cost $469,745,189)		520,669,551

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,634,185	4,634,185

Total Short-Term Investment (0.9%) (Cost $4,634,185)		4,634,185

Total Investments (99.9%) (Cost $474,379,374)		525,303,736
Other Assets Less Liabilities (0.1%)		459,643

Net Assets (100%)		$525,763,379

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

China	4.5%
Denmark	3.4
France	3.1
Germany	2.6
Switzerland	1.9
United Kingdom	4.6
United States	79.8
Cash and Other	0.1

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$55,869,130	$—	$—	$55,869,130
Consumer Staples	82,664,265	—	—	82,664,265
Energy	13,060,756	—	—	13,060,756
Financials	46,876,784	—	—	46,876,784
Health Care	66,331,882	—	—	66,331,882
Industrials	30,335,124	—	—	30,335,124
Information Technology	221,426,974	—	—	221,426,974
Materials	4,104,636	—	—	4,104,636
Short-Term Investments	4,634,185	—	—	4,634,185

Total Assets	$525,303,736	$—	$—	$525,303,736

Total Liabilities	$—	$—	$—	$—

Total	$525,303,736	$—	$—	$525,303,736

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,871,822
Aggregate gross unrealized depreciation	(20,349,575)

Net unrealized appreciation	$50,522,247

Federal income tax cost of investments	$474,781,489

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (1.0%)
Fox Factory Holding Corp.*	37,771	$597,160
Fuel Systems Solutions, Inc.*	1,822	10,076
Modine Manufacturing Co.*	7,941	87,430
Motorcar Parts of America, Inc.*	2,998	113,864
Shiloh Industries, Inc.*	1,511	7,751
Spartan Motors, Inc.	6,065	23,957
Stoneridge, Inc.*	4,646	67,646
Strattec Security Corp.	585	33,573
Superior Industries International, Inc.	3,897	86,046
Sypris Solutions, Inc.*	1,893	1,798
Tower International, Inc.	3,506	95,363
Unique Fabricating, Inc.	456	5,632

		1,130,296

Automobiles (0.1%)
Winnebago Industries, Inc.	4,491	100,823

Distributors (0.1%)
AMCON Distributing Co.	60	4,806
Fenix Parts, Inc.*	2,449	11,265
VOXX International Corp.*	3,485	15,578
Weyco Group, Inc.	1,082	28,803

		60,452

Diversified Consumer Services (0.9%)
2U, Inc.*	19,298	436,135
American Public Education, Inc.*	2,689	55,474
Ascent Capital Group, Inc., Class A*	2,163	32,034
Bridgepoint Education, Inc.*	2,971	29,948
Cambium Learning Group, Inc.*	2,358	10,069
Career Education Corp.*	11,146	50,603
Carriage Services, Inc.	2,537	54,825
Chegg, Inc.*	12,690	56,597
Collectors Universe, Inc.	1,132	18,791
ITT Educational Services, Inc.*	4,209	13,006
K12, Inc.*	5,599	55,374
Liberty Tax, Inc.	1,042	20,413
Lincoln Educational Services Corp.*	4,132	10,247
National American University Holdings, Inc.	1,544	2,192
Strayer Education, Inc.*	1,829	89,164
Universal Technical Institute, Inc.	3,765	16,227
Weight Watchers International, Inc.*	4,606	66,925

		1,018,024

Hotels, Restaurants & Leisure (3.3%)
Ark Restaurants Corp.	329	6,777
Biglari Holdings, Inc.*	277	102,964
Bravo Brio Restaurant Group, Inc.*	2,462	19,081
Canterbury Park Holding Corp.	304	3,149
Carrols Restaurant Group, Inc.*	5,935	85,701
Century Casinos, Inc.*	3,376	20,796
Chanticleer Holdings, Inc.*	3,485	2,823
Chuy’s Holdings, Inc.*	26,881	835,193
Cosi, Inc.*	7,633	6,488
Del Frisco’s Restaurant Group, Inc.*	3,921	65,010
Denny’s Corp.*	12,930	133,955
Diversified Restaurant Holdings, Inc.*	2,247	4,314
Dover Downs Gaming & Entertainment, Inc.*	3,148	3,368
Dover Motorsports, Inc.	2,635	5,982
Eldorado Resorts, Inc.*	4,730	54,111
Empire Resorts, Inc.*	513	7,003
Famous Dave’s of America, Inc.*	736	4,482
Flanigan’s Enterprises, Inc.	129	2,446
Fogo De Chao, Inc.*	854	13,331
Full House Resorts, Inc.*	3,119	4,491
Gaming Partners International Corp.*	602	5,930
Golden Entertainment, Inc.*	1,730	18,753
Good Times Restaurants, Inc.*	1,900	7,562
Ignite Restaurant Group, Inc.*	1,299	4,209
Intrawest Resorts Holdings, Inc.*	2,698	23,068
Isle of Capri Casinos, Inc.*	3,670	51,380
Jamba, Inc.*	2,133	26,364
Kona Grill, Inc.*	1,475	19,101
Luby’s, Inc.*	3,565	17,290
Marcus Corp.	3,070	58,177
Monarch Casino & Resort, Inc.*	1,683	32,751
Morgans Hotel Group Co.*	4,847	6,689
Nathan’s Famous, Inc.*	527	22,977
Noodles & Co.*	1,877	22,261
Papa Murphy’s Holdings, Inc.*	1,613	19,275
Peak Resorts, Inc.	2,080	7,072
Potbelly Corp.*	3,203	43,593
Rave Restaurant Group, Inc.*	1,090	5,799
RCI Hospitality Holdings, Inc.	1,821	16,134
Red Lion Hotels Corp.*	2,541	21,421
Ruby Tuesday, Inc.*	10,297	55,398
Ruth’s Hospitality Group, Inc.	40,854	752,122
Town Sports International Holdings, Inc.*	3,593	10,312
Zoe’s Kitchen, Inc.*	25,202	982,626

		3,611,729

Household Durables (2.6%)
Bassett Furniture Industries, Inc.	1,794	57,157
Beazer Homes USA, Inc.*	5,407	47,149
Cavco Industries, Inc.*	1,481	138,414
Century Communities, Inc.*	2,525	43,102
CSS Industries, Inc.	1,546	43,180
Dixie Group, Inc.*	2,651	11,161
Emerson Radio Corp.*	2,169	1,822
Flexsteel Industries, Inc.	976	42,632
Green Brick Partners, Inc.*	3,561	27,028
Hooker Furniture Corp.	1,796	58,998
Hovnanian Enterprises, Inc., Class A*	19,683	30,705
Installed Building Products, Inc.*	3,333	88,691
iRobot Corp.*	12,646	446,404
LGI Homes, Inc.*	26,215	634,665
Libbey, Inc.	3,638	67,667
Lifetime Brands, Inc.	1,882	28,362
M/I Homes, Inc.*	4,094	76,353
NACCO Industries, Inc., Class A	683	39,211
New Home Co., Inc.*	1,800	22,068
Nova Lifestyle, Inc.*	2,466	2,885
P&F Industries, Inc., Class A	336	3,212
Skullcandy, Inc.*	3,898	13,877
Stanley Furniture Co., Inc.*	2,200	5,830
Turtle Beach Corp.*	2,025	2,308
UCP, Inc., Class A*	1,434	11,529
Universal Electronics, Inc.*	14,038	870,216
Vuzix Corp.*	2,193	11,689
WCI Communities, Inc.*	2,592	48,159
ZAGG, Inc.*	4,597	41,419

		2,915,893

Internet & Catalog Retail (2.0%)
1-800-Flowers.com, Inc., Class A*	4,161	32,789
Blue Nile, Inc.	1,978	50,854
CafePress, Inc.*	1,475	5,443
Duluth Holdings, Inc.*	48,795	951,015
Etsy, Inc.*	32,581	283,455
EVINE Live, Inc.*	8,256	9,659

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FTD Cos., Inc.*	3,052	$80,115
Gaiam, Inc., Class A*	2,302	14,733
JRjr33, Inc.*	2,349	2,349
Nutrisystem, Inc.	4,835	100,906
Overstock.com, Inc.*	1,990	28,616
PetMed Express, Inc.	34,522	618,289
U.S. Auto Parts Network, Inc.*	2,480	6,349

		2,184,572

Leisure Products (1.3%)
Arctic Cat, Inc.	2,135	35,868
Black Diamond, Inc.*	3,562	16,100
Escalade, Inc.	1,725	20,303
JAKKS Pacific, Inc.*	2,733	20,334
Johnson Outdoors, Inc., Class A	822	18,265
LeapFrog Enterprises, Inc.*	11,114	11,058
Malibu Boats, Inc., Class A*	2,952	48,413
Marine Products Corp.	1,884	14,300
MCBC Holdings, Inc.*	1,199	16,882
Nautilus, Inc.*	5,245	101,333
Smith & Wesson Holding Corp.*	41,459	1,103,639
Summer Infant, Inc.*	1,806	3,160

		1,409,655

Media (1.3%)
AH Belo Corp., Class A	3,157	15,185
Ballantyne Strong, Inc.*	1,928	8,849
Beasley Broadcast Group, Inc., Class A	737	2,587
Carmike Cinemas, Inc.*	4,090	122,864
Central European Media Enterprises Ltd., Class A*	12,097	30,847
Cumulus Media, Inc., Class A*	23,654	10,983
Daily Journal Corp.*	178	34,833
Emmis Communications Corp., Class A*	6,355	3,695
Entercom Communications Corp., Class A*	4,230	44,753
Entravision Communications Corp., Class A	108,790	809,398
Harte-Hanks, Inc.	7,867	19,903
Hemisphere Media Group, Inc.*	1,774	23,293
Insignia Systems, Inc.*	1,331	3,793
Journal Media Group, Inc.	4,064	48,605
Lee Enterprises, Inc.*	9,087	16,357
McClatchy Co., Class A*	9,344	9,811
New Media Investment Group, Inc.	7,454	124,035
Radio One, Inc., Class D*	4,804	6,870
ReachLocal, Inc.*	2,331	4,172
Reading International, Inc., Class A*	2,758	33,041
Saga Communications, Inc., Class A	581	23,275
Salem Media Group, Inc.	1,868	10,760
Sizmek, Inc.*	3,817	11,069
Spanish Broadcasting System, Inc., Class A*	680	2,278
SPAR Group, Inc.*	922	894
Townsquare Media, Inc., Class A*	1,233	13,822
Tribune Publishing Co.	4,317	33,327
You On Demand Holdings, Inc.*	2,860	5,177

		1,474,476

Multiline Retail (1.0%)
Bon-Ton Stores, Inc.	2,748	6,238
Fred’s, Inc., Class A	6,201	92,457
Gordmans Stores, Inc.*	1,522	3,440
Ollie’s Bargain Outlet Holdings, Inc.*	38,199	895,002
Tuesday Morning Corp.*	7,304	59,747

		1,056,884

Specialty Retail (0.7%)
Aeropostale, Inc.*	14,811	2,940
America’s Car-Mart, Inc.*	1,409	35,225
bebe stores, Inc.*	4,771	2,623
Big 5 Sporting Goods Corp.	3,039	33,763
Boot Barn Holdings, Inc.*	2,043	19,204
Build-A-Bear Workshop, Inc.*	2,198	28,552
Christopher & Banks Corp.*	6,024	14,397
Citi Trends, Inc.	2,589	46,162
Destination Maternity Corp.	2,304	15,759
Destination XL Group, Inc.*	5,922	30,617
Haverty Furniture Cos., Inc.	3,394	71,817
hhgregg, Inc.*	1,940	4,093
Kirkland’s, Inc.	2,872	50,289
Lumber Liquidators Holdings, Inc.*	4,491	58,922
MarineMax, Inc.*	4,241	82,572
New York & Co., Inc.*	4,876	19,309
Perfumania Holdings, Inc.*	980	2,450
Sears Hometown and Outlet Stores, Inc.*	2,151	13,809
Shoe Carnival, Inc.	2,499	67,373
Sportsman’s Warehouse Holdings, Inc.*	3,016	38,002
Stage Stores, Inc.	5,299	42,710
Stein Mart, Inc.	4,863	35,646
Tandy Leather Factory, Inc.*	1,022	7,103
Tilly’s, Inc., Class A*	2,006	13,420
Trans World Entertainment Corp.*	1,507	5,486
West Marine, Inc.*	2,934	26,670
Winmark Corp.	370	36,253

		805,166

Textiles, Apparel & Luxury Goods (0.8%)
Charles & Colvard Ltd.*	2,852	3,280
Cherokee, Inc.*	1,407	25,030
Crown Crafts, Inc.	1,441	13,329
Culp, Inc.	1,726	45,256
Delta Apparel, Inc.*	1,311	25,092
Lakeland Industries, Inc.*	1,256	15,411
Movado Group, Inc.	2,673	73,588
Perry Ellis International, Inc.*	2,017	37,133
Rocky Brands, Inc.	1,321	16,830
Sequential Brands Group, Inc.*	5,948	38,008
Superior Uniform Group, Inc.	1,313	23,398
Unifi, Inc.*	2,477	56,748
Vera Bradley, Inc.*	25,357	515,761
Vince Holding Corp.*	3,345	21,174

		910,038

Total Consumer Discretionary		16,678,008

Consumer Staples (2.7%)
Beverages (0.1%)
Castle Brands, Inc.*	11,728	11,025
Craft Brew Alliance, Inc.*	1,811	14,905
MGP Ingredients, Inc.	1,685	40,844
Primo Water Corp.*	3,295	33,247
Reed’s, Inc.*	1,792	8,369
Willamette Valley Vineyards, Inc.*	686	4,747

		113,137

Food & Staples Retailing (0.1%)
Chefs’ Warehouse, Inc.*	3,130	63,508
Fairway Group Holdings Corp.*	3,412	1,194
Natural Grocers by Vitamin Cottage, Inc.*	1,484	31,565
Village Super Market, Inc., Class A	1,182	28,557

		124,824

Food Products (2.1%)
Alico, Inc.	671	18,526

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Amplify Snack Brands, Inc.*	42,229		$604,719
Arcadia Biosciences, Inc.*	1,416		3,937
Bridgford Foods Corp.*	259		3,196
Calavo Growers, Inc.	22,009		1,255,834
Coffee Holding Co., Inc.*	1,069		4,169
Farmer Brothers Co.*	1,288		35,897
Freshpet, Inc.*	3,394		24,878
Golden Enterprises, Inc.	729		3,681
Inventure Foods, Inc.*	3,408		19,255
John B. Sanfilippo & Son, Inc.	1,393		96,242
Landec Corp.*	4,487		47,114
Lifeway Foods, Inc.*	858		9,292
Limoneira Co.	1,872		28,454
Omega Protein Corp.*	3,638		61,628
RiceBran Technologies*	1,273		1,426
Rocky Mountain Chocolate Factory, Inc.	917		9,326
S&W Seed Co.*	2,154		9,004
Seneca Foods Corp., Class A*	1,233		42,834

			2,279,412

Household Products (0.2%)
Central Garden & Pet Co., Class A*	7,070		115,170
Ocean Bio-Chem, Inc.*	595		1,387
Oil-Dri Corp. of America	813		27,463
Orchids Paper Products Co.	1,524		41,925

			185,945

Personal Products (0.2%)
Cyanotech Corp.*	556		2,769
DS Healthcare Group, Inc.*	2,078		1,600
Elizabeth Arden, Inc.*	4,262		34,906
Female Health Co.*	3,837		7,175
Mannatech, Inc.*	359		8,013
Medifast, Inc.	1,818		54,885
Natural Alternatives International, Inc.*	534		7,225
Natural Health Trends Corp.	1,227		40,675
Nature’s Sunshine Products, Inc.	1,868		17,933
Nutraceutical International Corp.*	1,389		33,822
Synutra International, Inc.*	3,380		16,798
United-Guardian, Inc.	486		10,046

			235,847

Tobacco (0.0%)
22nd Century Group, Inc.*	9,338		7,312
Alliance One International, Inc.*	1,510		26,515

			33,827

Total Consumer Staples			2,972,992

Energy (1.9%)
Energy Equipment & Services (0.6%)
Aspen Aerogels, Inc.*	2,941		13,234
Basic Energy Services, Inc.*	7,286		20,109
Dawson Geophysical Co.*	3,689		16,859
Eco-Stim Energy Solutions, Inc.*	1,338		3,412
ENGlobal Corp.*	3,027		3,118
Enservco Corp.*	2,990		1,734
Ensite Power, Inc.*†	1,815		23
Era Group, Inc.*	3,360		31,517
Forbes Energy Services Ltd.*	1,946		876
Geospace Technologies Corp.*	2,141		26,420
Glori Energy, Inc.*	2,077		411
Gulf Island Fabrication, Inc.	2,330		18,290
Gulfmark Offshore, Inc., Class A*	4,381		27,031
Independence Contract Drilling, Inc.*	2,941		14,028
ION Geophysical Corp.*	1,610		13,009
Key Energy Services, Inc.*	23,846		8,809
Matrix Service Co.*	4,458		78,906
Mitcham Industries, Inc.*	1,968		6,022
Natural Gas Services Group, Inc.*	2,082		45,034
Nordic American Offshore Ltd.	3,228		14,461
North Atlantic Drilling Ltd.*	1,290		3,535
Parker Drilling Co.*	20,265		42,962
PHI, Inc. (Non-Voting)*	2,061		38,932
Pioneer Energy Services Corp.*	11,009		24,220
Profire Energy, Inc.*	3,039		2,948
RigNet, Inc.*	1,974		27,004
SAExploration Holdings, Inc.*	827		571
Seventy Seven Energy, Inc.*	9,892		5,738
Superior Drilling Products, Inc.*	1,345		1,843
Synthesis Energy Systems, Inc.*	11,834		13,254
Tesco Corp.	6,268		53,967
TETRA Technologies, Inc.*	13,256		84,176
Willbros Group, Inc.*	7,184		15,302

			657,755

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	16,048		16,209
Adams Resources & Energy, Inc.	380		15,192
Aemetis, Inc.*	1,750		3,570
Amyris, Inc.*	3,187		3,538
Approach Resources, Inc.*	6,483		7,520
Ardmore Shipping Corp.	2,942		24,860
Bill Barrett Corp.*	8,279		51,495
Callon Petroleum Co.*	15,986		141,476
Centrus Energy Corp., Class A*	1,259		5,678
Cloud Peak Energy, Inc.*	10,427		20,333
Comstock Resources, Inc.*	8,427		6,451
Contango Oil & Gas Co.*	3,044		35,889
Dakota Plains Holdings, Inc.*	9,027		821
DHT Holdings, Inc.	15,475		89,136
Earthstone Energy, Inc.*	231		2,797
Energy Fuels, Inc.*	8,368		18,493
Energy XXI Ltd.	16,114		10,037
Evolution Petroleum Corp.	4,293		20,864
EXCO Resources, Inc.*	25,788		25,507
Frontline Ltd.	8,096		67,764
GasLog Ltd.	34,073		331,871
Gastar Exploration, Inc.*	14,318		15,750
Gevo, Inc.*	3,037		820
Halcon Resources Corp.*	12,529		12,042
Hallador Energy Co.	1,948		8,902
Harvest Natural Resources, Inc.*	7,776		4,689
Isramco, Inc.*	154		12,582
Jones Energy, Inc., Class A*	5,047		16,807
Lilis Energy, Inc.*	4,048		692
Midstates Petroleum Co., Inc.*	—	@	—
Navios Maritime Acquisition Corp.	13,456		21,395
Northern Oil and Gas, Inc.*	9,928		39,613
Pacific Ethanol, Inc.*	5,264		24,636
Panhandle Oil and Gas, Inc., Class A	2,657		45,993
PetroQuest Energy, Inc.*	10,505		6,365
PrimeEnergy Corp.*	101		3,365
Renewable Energy Group, Inc.*	7,301		68,921
Resolute Energy Corp.*	13,277		6,771
REX American Resources Corp.*	972		53,917
Rex Energy Corp.*	8,422		6,471
Ring Energy, Inc.*	3,882		19,604
Sanchez Energy Corp.*	8,570		47,049
Teekay Tankers Ltd., Class A	15,871		58,247
TransAtlantic Petroleum Ltd.*	4,643		3,482
Triangle Petroleum Corp.*	8,186		4,439
Uranium Energy Corp.*	18,475		13,819
Uranium Resources, Inc.*	284		727
VAALCO Energy, Inc.*	9,976		9,377
Vertex Energy, Inc.*	3,396		6,622

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
W&T Offshore, Inc.*	5,970	$13,074
Westmoreland Coal Co.*	3,004	21,659
Zion Oil & Gas, Inc.*	5,852	10,300

		1,457,631

Total Energy		2,115,386

Financials (17.7%)
Banks (8.3%)
1st Century Bancshares, Inc.*	1,297	14,228
1st Constitution Bancorp*	1,156	14,635
Access National Corp.	1,185	23,499
ACNB Corp.	1,035	23,163
Allegiance Bancshares, Inc.*	510	9,369
American National Bankshares, Inc.	1,433	36,298
American River Bankshares/California*	1,144	11,623
Ameris Bancorp	5,399	159,702
AmeriServ Financial, Inc.	3,222	9,634
Ames National Corp.	1,531	37,908
Arrow Financial Corp.	1,869	49,659
Auburn National Bancorporation, Inc.	413	11,667
Avenue Financial Holdings, Inc.*	508	9,840
Banc of California, Inc.	7,255	126,963
Bancorp of New Jersey, Inc.	719	8,757
Bancorp, Inc.*	5,464	31,254
Bank of Commerce Holdings	2,315	14,700
Bank of Marin Bancorp/California	994	48,925
Bank of South Carolina Corp.	671	10,582
Bank of the James Financial Group, Inc.	769	9,005
Bankwell Financial Group, Inc.	868	16,987
Banner Corp.	3,515	147,771
Bar Harbor Bankshares	980	32,556
Bay Bancorp, Inc.*	1,389	6,695
Baylake Corp.	1,427	22,789
BCB Bancorp, Inc.	1,452	14,535
Berkshire Hills Bancorp, Inc.	4,971	133,670
Blue Hills Bancorp, Inc.	4,650	63,566
BNC Bancorp	5,037	106,381
Bridge Bancorp, Inc.	2,488	75,809
Bryn Mawr Bank Corp.	2,830	72,816
BSB Bancorp, Inc./Massachusetts*	1,314	29,526
C&F Financial Corp.	546	20,857
C1 Financial, Inc.*	994	24,055
California First National Bancorp	413	5,431
Camden National Corp.	1,248	52,416
Capital City Bank Group, Inc.	1,742	25,416
Cardinal Financial Corp.	20,132	409,686
Carolina Financial Corp.	1,540	28,582
Cascade Bancorp*	5,026	28,698
CB Financial Services, Inc.	720	14,292
CenterState Banks, Inc.	7,610	113,313
Central Valley Community Bancorp	1,372	15,270
Century Bancorp, Inc./Massachusetts, Class A	550	21,400
Chemung Financial Corp.	525	13,834
Citizens & Northern Corp.	2,010	39,959
Citizens Holding Co.	610	13,115
Civista Bancshares, Inc.	1,229	12,671
CNB Financial Corp./Pennsylvania	2,382	41,899
Coastway Bancorp, Inc.*	863	10,813
CoBiz Financial, Inc.	6,037	71,357
Codorus Valley Bancorp, Inc.	1,296	26,205
Colony Bankcorp, Inc.*	1,056	9,705
Community Bankers Trust Corp.*	3,872	19,360
Community Financial Corp.	727	15,878
Community Trust Bancorp, Inc.	2,640	93,245
Community West Bancshares	1,141	7,759
CommunityOne Bancorp*	2,032	26,985
ConnectOne Bancorp, Inc.	4,984	81,488
County Bancorp, Inc.	254	5,100
CU Bancorp*	2,789	59,043
Customers Bancorp, Inc.*	4,487	106,028
DNB Financial Corp.	412	11,750
Eastern Virginia Bankshares, Inc.	2,043	13,668
Emclaire Financial Corp.	231	5,544
Enterprise Bancorp, Inc./Massachusetts	1,252	32,852
Enterprise Financial Services Corp.	3,350	90,584
Equity Bancshares, Inc., Class A*	381	8,001
Evans Bancorp, Inc.	729	17,788
Farmers Capital Bank Corp.	1,243	32,840
Farmers National Banc Corp.	3,986	35,515
Fauquier Bankshares, Inc.	674	10,157
Fidelity Southern Corp.	3,064	49,147
Financial Institutions, Inc.	2,370	68,896
First Bancorp, Inc./Maine	1,748	34,103
First Bancorp/North Carolina	3,275	61,734
First Bancshares, Inc./Massachusetts	803	12,551
First Bank/New Jersey*	1,261	8,751
First Busey Corp.	4,039	82,719
First Business Financial Services, Inc.	1,433	32,859
First Community Bancshares, Inc./Virginia	2,668	52,933
First Community Corp./South Carolina	1,174	16,929
First Connecticut Bancorp, Inc./Connecticut	2,634	42,039
First Financial Corp./Indiana	1,847	63,186
First Foundation, Inc.*	1,766	39,611
First Internet Bancorp	736	17,200
First Merchants Corp.	6,820	160,747
First Mid-Illinois Bancshares, Inc.	868	20,927
First NBC Bank Holding Co.*	2,557	52,649
First Northwest Bancorp*	2,118	27,259
First of Long Island Corp.	2,045	58,282
First South Bancorp, Inc./North Carolina	1,424	11,748
First United Corp.*	1,031	11,289
Flushing Financial Corp.	4,953	107,084
Franklin Financial Network, Inc.*	893	24,111
German American Bancorp, Inc.	2,489	80,146
Great Southern Bancorp, Inc.	1,762	65,423
Green Bancorp, Inc.*	2,286	17,305
Guaranty Bancorp	2,445	37,800
Hampton Roads Bankshares, Inc.*	5,910	10,461
Hanmi Financial Corp.	5,344	117,675
Hawthorn Bancshares, Inc.	810	11,947
Heartland Financial USA, Inc.	3,174	97,727
Heritage Commerce Corp.	4,024	40,280
Heritage Financial Corp./Washington	5,061	88,922
Heritage Oaks Bancorp	3,827	29,812
HomeTrust Bancshares, Inc.*	3,178	58,253
Horizon Bancorp/Indiana	1,905	47,092
Howard Bancorp, Inc.*	935	11,248
Independent Bank Corp./Michigan	3,656	53,195
Independent Bank Group, Inc.	1,605	43,977
Investar Holding Corp.	1,254	18,396
Lakeland Bancorp, Inc.	6,430	65,265
Lakeland Financial Corp.	2,807	128,504
Landmark Bancorp, Inc./Kansas	507	12,680
LCNB Corp.	1,412	22,691

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Live Oak Bancshares, Inc.	809	$12,135
Macatawa Bank Corp.	4,280	26,750
Mackinac Financial Corp.	792	8,118
MainSource Financial Group, Inc.	3,633	76,620
MBT Financial Corp.	3,778	30,413
Melrose Bancorp, Inc.*	450	6,750
Mercantile Bank Corp.	2,816	63,135
Merchants Bancshares, Inc./Vermont	803	23,881
Middleburg Financial Corp.	794	17,150
MidSouth Bancorp, Inc.	1,572	11,994
MidWestOne Financial Group, Inc.	1,310	35,960
Monarch Financial Holdings, Inc.	1,950	32,390
MutualFirst Financial, Inc.	1,013	25,528
National Bankshares, Inc./Virginia	1,150	39,468
National Commerce Corp.*	974	22,996
Northrim BanCorp, Inc.	1,125	26,899
Norwood Financial Corp.	430	11,765
Oak Valley Bancorp	1,186	10,994
OFG Bancorp	7,330	51,237
Ohio Valley Banc Corp.	653	14,203
Old Line Bancshares, Inc.	1,331	23,998
Old Point Financial Corp.	506	9,412
Old Second Bancorp, Inc.*	4,847	34,753
Orrstown Financial Services, Inc.	1,172	20,299
Pacific Continental Corp.	3,241	52,277
Pacific Mercantile Bancorp*	2,202	15,414
Pacific Premier Bancorp, Inc.*	4,573	97,725
Park Sterling Corp.	7,985	53,260
Parke Bancorp, Inc.	750	9,938
Patriot National Bancorp, Inc.*	124	1,593
Peapack-Gladstone Financial Corp.	2,573	43,484
Penns Woods Bancorp, Inc.	775	29,869
Peoples Bancorp of North Carolina, Inc.	783	14,564
Peoples Bancorp, Inc./Ohio	3,035	59,304
Peoples Financial Corp./Mississippi*	571	5,156
Peoples Financial Services Corp.	1,241	46,165
People’s Utah Bancorp	462	7,313
Plumas Bancorp*	699	6,158
Porter Bancorp, Inc.*	1,405	1,700
Preferred Bank/California	1,964	59,411
Premier Financial Bancorp, Inc.	1,236	19,479
QCR Holdings, Inc.	1,948	46,460
Renasant Corp.	6,771	222,834
Republic Bancorp, Inc./Kentucky, Class A	1,673	43,214
Republic First Bancorp, Inc.*	4,997	21,037
Royal Bancshares of Pennsylvania, Inc., Class A*	3,900	8,307
Salisbury Bancorp, Inc.	396	12,589
Sandy Spring Bancorp, Inc.	4,146	115,383
SB Financial Group, Inc.	759	7,825
Seacoast Banking Corp. of Florida*	3,964	62,592
Select Bancorp, Inc.*	1,537	12,296
ServisFirst Bancshares, Inc.	10,807	479,831
Shore Bancshares, Inc.	2,042	24,463
Sierra Bancorp	1,943	35,265
Southcoast Financial Corp.*	1,052	13,729
Southern First Bancshares, Inc.*	916	22,360
Southern National Bancorp of Virginia, Inc.	1,990	23,721
Southside Bancshares, Inc.	4,227	110,198
Southwest Bancorp, Inc./Oklahoma	3,148	47,377
Southwest Georgia Financial Corp.	242	3,390
State Bank Financial Corp.	6,001	118,580
Stewardship Financial Corp.	932	5,387
Stock Yards Bancorp, Inc.	2,498	96,248
Stonegate Bank	1,851	55,456
Suffolk Bancorp	1,949	49,193
Summit Financial Group, Inc.	1,410	21,813
Sun Bancorp, Inc./New Jersey*	1,545	31,997
Sunshine Bancorp, Inc.*	835	12,141
Sussex Bancorp	678	8,475
Tompkins Financial Corp.	2,522	161,408
Towne Bank/Virginia	7,660	146,995
TriCo Bancshares	3,806	96,368
TriState Capital Holdings, Inc.*	3,547	44,692
Triumph Bancorp, Inc.*	2,470	39,100
Two River Bancorp	1,176	11,172
Union Bankshares, Inc./Vermont	675	19,285
United Bancorp, Inc./Ohio	833	7,555
United Bancshares, Inc./Ohio	594	11,048
United Security Bancshares, Inc./Alabama	1,119	9,064
United Security Bancshares/California*	2,062	10,205
Unity Bancorp, Inc.	905	10,290
Univest Corp. of Pennsylvania	3,285	64,090
Veritex Holdings, Inc.*	1,285	18,671
Washington Trust Bancorp, Inc.	2,497	93,188
WashingtonFirst Bankshares, Inc.	1,091	23,838
Wellesley Bank	292	5,606
West Bancorp, Inc.	2,669	48,656
Westbury Bancorp, Inc.*	666	12,654
Wilshire Bancorp, Inc.	11,809	121,633
Xenith Bankshares, Inc.*	1,574	11,899
Yadkin Financial Corp.	7,269	172,057
Your Community Bankshares, Inc.	894	28,000

		9,211,917

Capital Markets (0.9%)
Actua Corp.*	6,734	60,943
Arlington Asset Investment Corp., Class A	3,613	45,271
Ashford, Inc.*	192	8,753
Cowen Group, Inc., Class A*	17,808	67,848
Diamond Hill Investment Group, Inc.	502	89,035
FBR & Co.	951	17,204
Fifth Street Asset Management, Inc.	1,102	3,372
FXCM, Inc., Class A*	826	8,871
Hennessy Advisors, Inc.	505	13,483
INTL FCStone, Inc.*	2,520	67,360
Ladenburg Thalmann Financial Services, Inc.*	17,436	43,590
Manning & Napier, Inc.	2,539	20,490
Medley Management, Inc., Class A	1,030	5,665
National Holdings Corp.*	1,628	3,891
Oppenheimer Holdings, Inc., Class A	1,701	26,842
Pzena Investment Management, Inc., Class A	2,241	16,920
Safeguard Scientifics, Inc.*	3,400	45,050
Siebert Financial Corp.*	541	703
Silvercrest Asset Management Group, Inc., Class A	1,395	17,772
U.S. Global Investors, Inc., Class A	2,179	3,770
Walter Investment Management Corp.*	5,995	45,802
Westwood Holdings Group, Inc.	1,286	75,424
WisdomTree Investments, Inc.	21,957	250,968
ZAIS Group Holdings, Inc.*	628	3,052

		942,079

Consumer Finance (0.1%)
Asta Funding, Inc.*	1,358	12,100
Atlanticus Holdings Corp.*	1,038	3,114
Consumer Portfolio Services, Inc.*	3,845	16,264

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Emergent Capital, Inc.*	3,677	$14,781
EZCORP, Inc., Class A*	8,378	24,883
First Marblehead Corp.*	1,582	6,012
JG Wentworth Co., Class A*	2,589	3,159
Nicholas Financial, Inc.*	1,370	14,782
Regional Management Corp.*	1,783	30,507

		125,602

Diversified Financial Services (0.3%)
A-Mark Precious Metals, Inc.	660	13,134
BBX Capital Corp., Class A*	469	7,485
GAIN Capital Holdings, Inc.	5,404	35,450
GWG Holdings, Inc.*	178	1,086
Marlin Business Services Corp.	1,422	20,349
NewStar Financial, Inc.*	3,986	34,878
On Deck Capital, Inc.*	18,449	143,718
PICO Holdings, Inc.*	3,744	38,301
Resource America, Inc., Class A	2,359	13,611
TheStreet, Inc.	5,877	7,287
Tiptree Financial, Inc., Class A	4,924	28,067
Value Line, Inc.	183	2,934

		346,300

Insurance (1.1%)
1347 Property Insurance Holdings, Inc.*	814	4,835
American Independence Corp.*	146	2,905
AMERISAFE, Inc.	3,192	167,708
Atlantic American Corp.	932	4,147
Atlas Financial Holdings, Inc.*	1,722	31,237
Baldwin & Lyons, Inc., Class B	1,554	38,244
Blue Capital Reinsurance Holdings Ltd.	1,031	18,476
Citizens, Inc./Texas*	8,145	58,970
Conifer Holdings, Inc.*	559	3,650
Crawford & Co., Class B	4,611	29,879
Donegal Group, Inc., Class A	1,397	20,089
eHealth, Inc.*	2,969	27,879
EMC Insurance Group, Inc.	1,315	33,730
Federated National Holding Co.	2,367	46,535
First Acceptance Corp.*	2,694	4,849
Hallmark Financial Services, Inc.*	2,327	26,760
HCI Group, Inc.	1,443	48,052
Health Insurance Innovations, Inc., Class A*	1,151	7,033
Heritage Insurance Holdings, Inc.	4,148	66,244
Independence Holding Co.	1,158	18,435
Investors Title Co.	206	18,760
James River Group Holdings Ltd.	1,878	60,584
Kingstone Cos., Inc.	941	7,773
National Interstate Corp.	1,193	35,695
National Security Group, Inc.	286	4,299
Oxbridge Re Holdings Ltd.	718	3,669
Patriot National, Inc.*	1,450	11,165
Phoenix Cos., Inc.*	954	35,145
State National Cos., Inc.	5,213	65,684
Stewart Information Services Corp.	3,851	139,714
Unico American Corp.*	362	3,439
United Insurance Holdings Corp.	2,853	54,806
Universal Insurance Holdings, Inc.	5,362	95,444

		1,195,834

Real Estate Investment Trusts (REITs) (3.7%)
AG Mortgage Investment Trust, Inc. (REIT)	4,793	62,645
Agree Realty Corp. (REIT)	3,486	134,106
American Farmland Co. (REIT)	889	5,583
Anworth Mortgage Asset Corp. (REIT)	16,621	77,454
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,918	161,663
Apollo Residential Mortgage, Inc. (REIT)	5,358	71,904
Ares Commercial Real Estate Corp. (REIT)	4,484	49,100
Armada Hoffler Properties, Inc. (REIT)	4,960	55,800
Ashford Hospitality Prime, Inc. (REIT)	4,539	52,970
Bluerock Residential Growth REIT, Inc. (REIT)	3,093	33,652
BRT Realty Trust (REIT)*	1,483	10,307
CareTrust REIT, Inc. (REIT)	8,052	102,260
CatchMark Timber Trust, Inc. (REIT), Class A	6,614	71,630
Cedar Realty Trust, Inc. (REIT)	14,247	103,006
Cherry Hill Mortgage Investment Corp. (REIT)	1,178	16,680
City Office REIT, Inc. (REIT)	1,982	22,595
Community Healthcare Trust, Inc. (REIT)	1,170	21,633
CorEnergy Infrastructure Trust, Inc. (REIT)	1,963	39,476
Dynex Capital, Inc. (REIT)	8,182	54,410
Ellington Residential Mortgage REIT (REIT)	1,178	14,101
Farmland Partners, Inc. (REIT)	2,059	22,093
First Potomac Realty Trust (REIT)	9,805	88,833
Five Oaks Investment Corp. (REIT)	2,076	11,626
Getty Realty Corp. (REIT)	4,337	86,003
Gladstone Commercial Corp. (REIT)	3,658	59,918
Gladstone Land Corp. (REIT)	1,034	10,412
Great Ajax Corp. (REIT)	830	9,288
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	27,514	528,819
Independence Realty Trust, Inc. (REIT)	5,283	37,615
JAVELIN Mortgage Investment Corp. (REIT)	1,775	12,744
Jernigan Capital, Inc. (REIT)	1,023	15,979
Manhattan Bridge Capital, Inc. (REIT)	706	3,071
Monmouth Real Estate Investment Corp. (REIT)	10,657	126,712
National Storage Affiliates Trust (REIT)	3,823	81,048
New York Mortgage Trust, Inc. (REIT)	18,342	86,941
NexPoint Residential Trust, Inc. (REIT)	3,251	42,556
One Liberty Properties, Inc. (REIT)	2,105	47,173
Orchid Island Capital, Inc. (REIT)	3,627	37,612
Owens Realty Mortgage, Inc. (REIT)	1,838	29,353
Preferred Apartment Communities, Inc. (REIT), Class A	3,674	46,586
RAIT Financial Trust (REIT)	14,832	46,572
Resource Capital Corp. (REIT)	5,269	59,276
Rexford Industrial Realty, Inc. (REIT)	42,997	780,826
Silver Bay Realty Trust Corp. (REIT)	6,090	90,436
Sotherly Hotels, Inc. (REIT)	2,076	10,671
Terreno Realty Corp. (REIT)	7,223	169,379
UMH Properties, Inc. (REIT)	3,892	38,609

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
United Development Funding IV (REIT)†	5,669	$15,420
Universal Health Realty Income Trust (REIT)	1,949	109,631
Urstadt Biddle Properties, Inc. (REIT), Class A	4,470	93,646
Western Asset Mortgage Capital Corp. (REIT)	7,070	71,054
Whitestone REIT (REIT)	4,484	56,364
ZAIS Financial Corp. (REIT)	1,293	19,292

		4,106,533

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	150	1,770
Altisource Portfolio Solutions S.A.*	2,205	53,251
American Realty Investors, Inc.*	361	1,855
AV Homes, Inc.*	1,989	22,595
Consolidated-Tomoka Land Co.	718	33,128
Forestar Group, Inc.*	5,519	71,968
FRP Holdings, Inc.*	1,143	40,691
Griffin Industrial Realty, Inc.	439	10,782
Intergroup Corp.*	131	3,275
Maui Land & Pineapple Co., Inc.*	1,230	7,195
Stratus Properties, Inc.*	1,110	26,374
Tejon Ranch Co.*	2,270	46,694

		319,578

Thrifts & Mortgage Finance (3.0%)
Anchor BanCorp Wisconsin, Inc.*	1,307	58,893
ASB Bancorp, Inc.*	565	13,696
Atlantic Coast Financial Corp.*	2,286	13,807
Bank Mutual Corp.	7,750	58,668
BankFinancial Corp.	3,047	36,016
Bear State Financial, Inc.*	2,164	20,060
Cape Bancorp, Inc.	1,905	25,603
Charter Financial Corp./Maryland	2,517	33,980
Cheviot Financial Corp.	1,181	17,349
Chicopee Bancorp, Inc.	658	11,607
Citizens Community Bancorp, Inc.	952	8,520
Clifton Bancorp, Inc.	4,279	64,698
Dime Community Bancshares, Inc.	5,259	92,664
Eagle Bancorp Montana, Inc.	682	8,286
Elmira Savings Bank	358	6,448
Entegra Financial Corp.*	1,175	20,410
ESSA Bancorp, Inc.	1,290	17,402
Federal Agricultural Mortgage Corp., Class C	1,656	62,481
First Capital, Inc.	491	13,503
First Clover Leaf Financial Corp.	1,029	9,673
First Defiance Financial Corp.	1,559	59,881
First Financial Northwest, Inc.	2,318	30,528
Fox Chase Bancorp, Inc.	1,917	37,036
FS Bancorp, Inc.	574	14,459
Georgetown Bancorp, Inc.	247	4,940
Greene County Bancorp, Inc.	578	10,155
Guaranty Federal Bancshares, Inc.	795	11,901
Hamilton Bancorp, Inc./Maryland*	611	8,132
HF Financial Corp.	993	17,874
Hingham Institution for Savings	221	26,323
HMN Financial, Inc.*	645	7,263
Home Bancorp, Inc.	1,026	27,507
HomeStreet, Inc.*	17,501	364,196
HopFed Bancorp, Inc.	1,264	14,473
IF Bancorp, Inc.	634	11,742
Impac Mortgage Holdings, Inc.*	1,441	19,987
Jacksonville Bancorp, Inc.	217	5,534
Lake Shore Bancorp, Inc.	336	4,465
Lake Sunapee Bank Group	1,453	20,313
LaPorte Bancorp, Inc.	994	15,665
LendingTree, Inc.*	8,861	866,429
Malvern Bancorp, Inc.*	1,042	16,693
Meridian Bancorp, Inc.	9,258	128,871
Meta Financial Group, Inc.	1,269	57,866
NMI Holdings, Inc., Class A*	8,189	41,354
Ocean Shore Holding Co.	1,086	19,027
OceanFirst Financial Corp.	2,221	39,267
Oconee Federal Financial Corp.	201	3,725
Pathfinder Bancorp, Inc.	674	7,427
Provident Bancorp, Inc.*	718	9,499
Provident Financial Holdings, Inc.	1,227	20,920
Prudential Bancorp, Inc.	1,393	19,948
Pulaski Financial Corp.	1,541	24,887
Riverview Bancorp, Inc.	4,012	16,850
Security National Financial Corp., Class A*	1,192	6,067
Severn Bancorp, Inc./Maryland*	1,317	6,651
SI Financial Group, Inc.	2,051	28,570
Sound Financial Bancorp, Inc.	417	9,387
Southern Missouri Bancorp, Inc.	975	23,420
Stonegate Mortgage Corp.*	2,593	14,884
Territorial Bancorp, Inc.	1,428	37,214
Timberland Bancorp, Inc./Washington	1,038	13,120
United Community Bancorp	704	9,603
United Community Financial Corp./Ohio	8,220	48,251
United Financial Bancorp, Inc.	8,249	103,855
Walker & Dunlop, Inc.*	4,432	107,565
Waterstone Financial, Inc.	4,556	62,326
Wayne Savings Bancshares, Inc.	428	5,286
Westfield Financial, Inc.	3,010	25,374
Wolverine Bancorp, Inc.	401	10,226
WSFS Financial Corp.	5,164	167,933

		3,258,633

Total Financials		19,506,476

Health Care (19.9%)
Biotechnology (8.3%)
Abeona Therapeutics, Inc.*	2,038	5,217
Acceleron Pharma, Inc.*	15,144	399,650
Actinium Pharmaceuticals, Inc.*	5,755	11,452
Adamas Pharmaceuticals, Inc.*	2,025	29,282
ADMA Biologics, Inc.*	708	5,728
Advaxis, Inc.*	5,002	45,168
Aegerion Pharmaceuticals, Inc.*	4,106	15,192
Affimed N.V.*	2,675	10,005
Agenus, Inc.*	12,647	52,612
Agios Pharmaceuticals, Inc.*	9,944	403,726
Akebia Therapeutics, Inc.*	5,322	47,951
Aldeyra Therapeutics, Inc.*	958	4,014
Anthera Pharmaceuticals, Inc.*	6,524	23,617
Applied Genetic Technologies Corp.*	1,453	20,313
Ardelyx, Inc.*	3,679	28,586
Argos Therapeutics, Inc.*	1,749	11,194
ArQule, Inc.*	10,990	17,584
Arrowhead Research Corp.*	9,864	47,544
Asterias Biotherapeutics, Inc.*	1,727	8,117
Athersys, Inc.*	13,623	30,652
aTyr Pharma, Inc.*	1,079	4,251
Avalanche Biotechnologies, Inc.*	3,341	17,273
AVEO Pharmaceuticals, Inc.*	9,813	9,028
Avexis, Inc.*	775	21,111
Bellicum Pharmaceuticals, Inc.*	1,414	13,221
BIND Therapeutics, Inc.*	2,608	5,738
Biocept, Inc.*	2,668	3,442

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
BioCryst Pharmaceuticals, Inc.*	12,011	$33,991
BioSpecifics Technologies Corp.*	822	28,622
Biota Pharmaceuticals, Inc.*	6,248	9,372
BioTime, Inc.*	9,281	26,636
Blueprint Medicines Corp.*	16,837	303,908
Brainstorm Cell Therapeutics, Inc.*	3,003	8,018
Caladrius Biosciences, Inc.*	8,674	6,506
Calithera Biosciences, Inc.*	1,973	11,207
Cancer Genetics, Inc.*	1,424	4,044
Capricor Therapeutics, Inc.*	410	1,041
Cara Therapeutics, Inc.*	3,275	20,370
CareDx, Inc.*	948	4,702
CASI Pharmaceuticals, Inc.*	2,802	2,970
Catabasis Pharmaceuticals, Inc.*	786	3,961
Catalyst Biosciences, Inc.	923	1,551
Catalyst Pharmaceuticals, Inc.*	12,176	14,246
Celator Pharmaceuticals, Inc.*	4,492	49,547
Cellular Biomedicine Group, Inc.*	1,627	30,344
Celsion Corp.*	3,399	4,963
Cerulean Pharma, Inc.*	3,549	9,618
ChemoCentryx, Inc.*	4,796	11,942
Chiasma, Inc.*	1,252	11,468
Cidara Therapeutics, Inc.*	866	10,998
Coherus Biosciences, Inc.*	24,317	516,250
CoLucid Pharmaceuticals, Inc.*	566	3,509
Conatus Pharmaceuticals, Inc.*	2,287	4,894
Concert Pharmaceuticals, Inc.*	2,560	34,970
ContraFect Corp.*	2,892	9,833
Corbus Pharmaceuticals Holdings, Inc.*	3,102	5,615
CorMedix, Inc.*	5,891	15,611
CTI BioPharma Corp.*	37,951	20,167
Curis, Inc.*	18,386	29,601
Cytokinetics, Inc.*	5,769	40,671
CytomX Therapeutics, Inc.*	1,269	16,370
CytRx Corp.*	10,901	29,215
Dicerna Pharmaceuticals, Inc.*	2,582	13,840
Dimension Therapeutics, Inc.*	957	7,493
Dynavax Technologies Corp.*	29,830	573,929
Edge Therapeutics, Inc.*	1,433	13,112
Eiger BioPharmaceuticals, Inc.*	245	4,111
Eleven Biotherapeutics, Inc.*	1,793	572
Emergent BioSolutions, Inc.*	11,657	423,732
Enanta Pharmaceuticals, Inc.*	2,672	78,477
EPIRUS Biopharmaceuticals, Inc.*	3,015	8,110
Exelixis, Inc.*	37,663	150,652
Fate Therapeutics, Inc.*	4,327	7,789
Fibrocell Science, Inc.*	4,521	11,302
Five Prime Therapeutics, Inc.*	23,262	945,135
Flexion Therapeutics, Inc.*	2,295	21,114
Fortress Biotech, Inc.*	5,875	18,212
Foundation Medicine, Inc.*	8,207	149,203
Galectin Therapeutics, Inc.*	3,479	4,975
Galena Biopharma, Inc.*	29,950	40,732
Genocea Biosciences, Inc.*	3,694	28,592
Genomic Health, Inc.*	18,112	448,634
GenVec, Inc.*	2,984	2,406
Geron Corp.*	26,375	77,015
GlycoMimetics, Inc.*	1,613	9,613
GTx, Inc.*	12,001	6,001
Heat Biologics, Inc.*	2,505	1,737
Heron Therapeutics, Inc.*	4,881	92,690
Histogenics Corp.*	979	2,242
Idera Pharmaceuticals, Inc.*	14,133	27,983
Ignyta, Inc.*	3,573	24,189
Immune Design Corp.*	1,860	24,180
Immune Pharmaceuticals, Inc.*	3,245	1,395
Immunomedics, Inc.*	15,935	39,838
Infinity Pharmaceuticals, Inc.*	8,141	42,903
Inotek Pharmaceuticals Corp.*	1,262	9,339
Inovio Pharmaceuticals, Inc.*	11,955	104,128
Invitae Corp.*	1,337	13,678
IsoRay, Inc.*	9,825	8,843
Karyopharm Therapeutics, Inc.*	3,801	33,905
Kindred Biosciences, Inc.*	2,258	7,790
La Jolla Pharmaceutical Co.*	2,291	47,905
Lion Biotechnologies, Inc.*	7,446	37,826
Loxo Oncology, Inc.*	1,517	41,475
MacroGenics, Inc.*	5,253	98,494
Medgenics, Inc.*	3,803	16,733
MediciNova, Inc.*	4,285	31,452
MEI Pharma, Inc.*	5,628	7,091
Minerva Neurosciences, Inc.*	2,334	14,331
Mirati Therapeutics, Inc.*	1,909	40,853
Mirna Therapeutics, Inc.*	1,187	5,187
NanoViricides, Inc.*	6,633	14,526
Navidea Biopharmaceuticals, Inc.*	24,806	23,429
Neothetics, Inc.*	2,378	1,451
NephroGenex, Inc.*	813	382
Neuralstem, Inc.*	12,481	9,361
Nivalis Therapeutics, Inc.*	867	3,615
Northwest Biotherapeutics, Inc.*	8,432	12,311
Ohr Pharmaceutical, Inc.*	4,761	15,283
Oncocyte Corp.*	462	2,130
OncoGenex Pharmaceuticals, Inc.*	5,238	3,580
OncoMed Pharmaceuticals, Inc.*	2,783	28,136
Onconova Therapeutics, Inc.*	2,119	1,229
Oncothyreon, Inc.*	16,233	20,616
OpGen, Inc.*	422	595
Ophthotech Corp.*	7,856	332,073
Organovo Holdings, Inc.*	14,975	32,496
Osiris Therapeutics, Inc.*	3,153	18,004
Otonomy, Inc.*	3,045	45,431
OvaScience, Inc.*	3,873	36,755
OXiGENE, Inc.*	4,577	3,635
Peregrine Pharmaceuticals, Inc.*	38,019	15,987
Pfenex, Inc.*	2,710	26,639
PharmAthene, Inc.*	10,193	19,265
Progenics Pharmaceuticals, Inc.*	11,593	50,545
Proteon Therapeutics, Inc.*	1,366	10,573
Proteostasis Therapeutics, Inc.*	1,022	9,852
Raptor Pharmaceutical Corp.*	13,374	61,520
Recro Pharma, Inc.*	826	4,931
REGENXBIO, Inc.*	1,199	12,949
Regulus Therapeutics, Inc.*	4,683	32,453
Rigel Pharmaceuticals, Inc.*	14,519	30,200
Sage Therapeutics, Inc.*	10,899	349,422
Sarepta Therapeutics, Inc.*	21,699	423,564
Sorrento Therapeutics, Inc.*	4,692	25,243
Spark Therapeutics, Inc.*	15,717	463,809
Spectrum Pharmaceuticals, Inc.*	11,133	70,806
Stemline Therapeutics, Inc.*	2,770	12,908
Strongbridge Biopharma plc*	1,331	6,069
Sunesis Pharmaceuticals, Inc.*	11,505	6,213
Synergy Pharmaceuticals, Inc.*	16,636	45,915
Synta Pharmaceuticals Corp.*	16,286	3,909
Synthetic Biologics, Inc.*	10,781	25,443
T2 Biosystems, Inc.*	1,706	16,821
Tenax Therapeutics, Inc.*	3,802	7,794
TetraLogic Pharmaceuticals Corp.*	1,485	264
TG Therapeutics, Inc.*	6,314	53,795
Threshold Pharmaceuticals, Inc.*	10,924	5,025
Tobira Therapeutics, Inc.*	402	3,288
Tokai Pharmaceuticals, Inc.*	1,687	9,464

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tonix Pharmaceuticals Holding Corp.*	3,261	$7,859
Tracon Pharmaceuticals, Inc.*	609	4,257
Trevena, Inc.*	5,299	43,823
Trovagene, Inc.*	5,100	23,715
Vanda Pharmaceuticals, Inc.*	6,977	58,328
VBI Vaccines, Inc.*	1,219	2,865
Verastem, Inc.*	5,587	8,827
Vericel Corp.*	4,011	23,504
Versartis, Inc.*	3,701	29,682
Viking Therapeutics, Inc.*	327	464
Vitae Pharmaceuticals, Inc.*	2,193	14,540
Vital Therapies, Inc.*	3,525	31,972
Voyager Therapeutics, Inc.*	980	8,555
vTv Therapeutics, Inc., Class A*	1,088	5,614
XBiotech, Inc.*	667	6,303
Xencor, Inc.*	4,744	63,664
XOMA Corp.*	15,587	12,049
Zafgen, Inc.*	2,807	18,751

		9,223,813

Health Care Equipment & Supplies (5.0%)
Accuray, Inc.*	13,136	75,926
Alliqua BioMedical, Inc.*	3,355	2,751
Alphatec Holdings, Inc.*	10,533	2,528
AngioDynamics, Inc.*	4,165	51,188
Anika Therapeutics, Inc.*	2,449	109,519
Antares Pharma, Inc.*	25,399	22,100
Atossa Genetics, Inc.*	3,682	1,267
AtriCure, Inc.*	15,215	256,068
Atrion Corp.	238	94,096
Avinger, Inc.*	1,059	10,145
AxoGen, Inc.*	3,542	18,985
Bellerophon Therapeutics, Inc.*	846	2,081
Biolase, Inc.*	8,375	10,971
Bovie Medical Corp.*	4,801	8,018
Capnia, Inc.*	326	391
Cardiovascular Systems, Inc.*	5,239	54,328
CAS Medical Systems, Inc.*	5,033	7,147
Cerus Corp.*	15,858	94,038
Chembio Diagnostics, Inc.*	1,805	10,812
Cogentix Medical, Inc.*	3,962	4,358
ConforMIS, Inc.*	1,765	18,974
Corindus Vascular Robotics, Inc.*	3,978	3,940
CryoLife, Inc.	4,223	45,397
Cutera, Inc.*	2,107	23,704
Cynosure, Inc., Class A*	3,705	163,465
CytoSorbents Corp.*	2,591	10,157
Derma Sciences, Inc.*	3,882	12,034
EndoChoice Holdings, Inc.*	1,179	6,143
Entellus Medical, Inc.*	947	17,226
EnteroMedics, Inc.*	1,163	1,125
ERBA Diagnostics, Inc.*	1,321	1,347
Exactech, Inc.*	1,687	34,179
FONAR Corp.*	1,003	15,426
GenMark Diagnostics, Inc.*	6,951	36,632
Glaukos Corp.*	16,193	273,014
Inogen, Inc.*	19,180	862,716
Invacare Corp.	5,390	70,986
InVivo Therapeutics Holdings Corp.*	5,269	36,778
Invuity, Inc.*	850	6,137
iRadimed Corp.*	498	9,542
Iridex Corp.*	1,141	11,661
Kewaunee Scientific Corp.	362	6,027
Lantheus Holdings, Inc.*	2,074	3,920
LeMaitre Vascular, Inc.	1,977	30,683
Lombard Medical, Inc.*	2,008	2,108
Medovex Corp.*	222	233
Merit Medical Systems, Inc.*	7,360	136,086
Misonix, Inc.*	951	5,782
Nevro Corp.*	11,774	662,405
NxStage Medical, Inc.*	19,186	287,598
OncoSec Medical, Inc.*	2,633	6,714
OraSure Technologies, Inc.*	9,374	67,774
Orthofix International N.V.*	3,140	130,373
Oxford Immunotec Global plc*	3,318	32,881
Penumbra, Inc.*	13,606	625,876
PhotoMedex, Inc.*	2,769	1,495
Presbia plc*	609	2,667
Retractable Technologies, Inc.*	1,806	3,883
Rockwell Medical, Inc.*	8,369	62,851
Roka Bioscience, Inc.*	1,027	709
RTI Surgical, Inc.*	9,457	37,828
Second Sight Medical Products, Inc.*	1,952	9,428
Sientra, Inc.*	1,480	10,123
Span-America Medical Systems, Inc.	309	5,874
STAAR Surgical Co.*	6,426	47,488
Stereotaxis, Inc.*	3,086	3,395
Sunshine Heart, Inc.*	3,109	2,612
SurModics, Inc.*	2,154	39,655
Symmetry Surgical, Inc.*	1,829	18,034
Tandem Diabetes Care, Inc.*	2,869	24,989
TearLab Corp.*	5,377	3,388
TransEnterix, Inc.*	7,929	33,698
Unilife Corp.*	22,514	15,310
Utah Medical Products, Inc.	620	38,775
Vascular Solutions, Inc.*	2,883	93,784
Veracyte, Inc.*	2,395	12,933
Vermillion, Inc.*	4,390	6,453
Zeltiq Aesthetics, Inc.*	20,098	545,862
Zosano Pharma Corp.*	799	1,838

		5,518,832

Health Care Providers & Services (1.5%)
AAC Holdings, Inc.*	1,320	26,123
Aceto Corp.	4,871	114,761
AdCare Health Systems, Inc.	2,632	6,106
Addus HomeCare Corp.*	1,063	18,273
Alliance HealthCare Services, Inc.*	936	6,730
Almost Family, Inc.*	1,195	44,502
BioScrip, Inc.*	11,095	23,743
BioTelemetry, Inc.*	4,501	52,572
Civitas Solutions, Inc.*	1,953	34,041
Cross Country Healthcare, Inc.*	5,363	62,372
Digirad Corp.	3,380	16,765
Diversicare Healthcare Services, Inc.	556	4,743
ExamWorks Group, Inc.*	15,271	451,411
Five Star Quality Care, Inc.*	7,539	17,264
Genesis Healthcare, Inc.*	6,266	14,537
Healthways, Inc.*	5,133	51,792
InfuSystems Holdings, Inc.*	3,392	11,940
Joint Corp.*	1,424	4,457
Landauer, Inc.	1,587	52,482
LHC Group, Inc.*	2,173	77,272
National Research Corp., Class A	1,704	26,497
Nobilis Health Corp.*	5,357	16,714
PharMerica Corp.*	5,083	112,385
Providence Service Corp.*	2,128	108,677
Psychemedics Corp.	958	13,172
RadNet, Inc.*	5,662	27,347
Sharps Compliance Corp.*	2,153	11,841
Triple-S Management Corp., Class B*	4,033	100,260
Trupanion, Inc.*	2,683	26,428
U.S. Physical Therapy, Inc.	2,073	103,090

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
USMD Holdings, Inc.*	184	$1,978

		1,640,275

Health Care Technology (1.5%)
Computer Programs & Systems, Inc.	1,895	98,767
Connecture, Inc.*	1,123	2,875
Evolent Health, Inc., Class A*	24,652	260,325
HealthStream, Inc.*	4,208	92,955
HTG Molecular Diagnostics, Inc.*	593	1,702
Icad, Inc.*	2,276	11,608
Imprivata, Inc.*	1,556	19,652
Press Ganey Holdings, Inc.*	23,489	706,549
Simulations Plus, Inc.	1,813	16,009
Streamline Health Solutions, Inc.*	3,091	4,358
Vocera Communications, Inc.*	33,686	429,497

		1,644,297

Life Sciences Tools & Services (1.4%)
Affymetrix, Inc.*	12,940	181,289
Albany Molecular Research, Inc.*	4,176	63,851
Enzo Biochem, Inc.*	6,327	28,788
Fluidigm Corp.*	42,130	339,989
Harvard Bioscience, Inc.*	5,838	17,631
NanoString Technologies, Inc.*	2,195	33,408
NeoGenomics, Inc.*	8,910	60,053
Pacific Biosciences of California, Inc.*	92,276	784,346
pSivida Corp.*	5,176	13,872
Sequenom, Inc.*	19,276	27,179
Transgenomic, Inc.*	2,034	1,187

		1,551,593

Pharmaceuticals (2.2%)
AcelRx Pharmaceuticals, Inc.*	5,652	17,408
Achaogen, Inc.*	3,196	8,821
Aclaris Therapeutics, Inc.*	950	18,003
Adamis Pharmaceuticals Corp.*	2,313	14,179
Aerie Pharmaceuticals, Inc.*	3,411	41,478
Agile Therapeutics, Inc.*	2,172	13,488
Alimera Sciences, Inc.*	5,207	9,112
Amphastar Pharmaceuticals, Inc.*	5,299	63,588
Ampio Pharmaceuticals, Inc.*	7,638	17,186
ANI Pharmaceuticals, Inc.*	1,309	44,061
Aoxing Pharmaceutical Co., Inc.*	6,847	4,519
Apricus Biosciences, Inc.*	10,437	6,064
Aradigm Corp.*	1,598	7,095
Aralez Pharmaceuticals, Inc.*	8,892	31,567
Aratana Therapeutics, Inc.*	5,063	27,948
Assembly Biosciences, Inc.*	2,458	12,339
Axsome Therapeutics, Inc.*	969	8,333
Biodel, Inc.*	10,113	3,337
BioDelivery Sciences International, Inc.*	7,618	24,606
Bio-Path Holdings, Inc.*	14,814	38,368
Carbylan Therapeutics, Inc.*	2,238	1,440
Cerecor, Inc.*	838	3,126
Collegium Pharmaceutical, Inc.*	1,257	22,815
ContraVir Pharmaceuticals, Inc.*	4,635	5,608
Corcept Therapeutics, Inc.*	10,313	48,265
Corium International, Inc.*	1,834	7,079
Cumberland Pharmaceuticals, Inc.*	1,900	8,531
Cymabay Therapeutics, Inc.*	3,566	4,814
Dermira, Inc.*	2,590	53,561
Dipexium Pharmaceuticals, Inc.*	893	8,492
Durect Corp.*	18,421	24,868
Egalet Corp.*	2,193	15,044
Endocyte, Inc.*	6,491	20,122
Evoke Pharma, Inc.*	489	2,489
Flex Pharma, Inc.*	970	10,641
Foamix Pharmaceuticals Ltd.*	3,708	24,176
Heska Corp.*	949	27,046
Imprimis Pharmaceuticals, Inc.*	1,472	5,844
Intersect ENT, Inc.*	2,740	52,060
Intra-Cellular Therapies, Inc.*	22,714	631,449
Jaguar Animal Health, Inc.*	469	741
Juniper Pharmaceuticals, Inc.*	1,848	12,215
KemPharm, Inc.*	987	14,311
Lipocine, Inc.*	2,538	25,761
Marinus Pharmaceuticals, Inc.*	1,045	5,622
MyoKardia, Inc.*	1,067	11,428
Neos Therapeutics, Inc.*	981	10,585
Ocera Therapeutics, Inc.*	2,386	7,015
Ocular Therapeutix, Inc.*	2,565	24,778
Omeros Corp.*	6,294	96,550
Orexigen Therapeutics, Inc.*	16,897	9,508
Pain Therapeutics, Inc.*	6,607	14,734
Paratek Pharmaceuticals, Inc.*	2,018	30,613
Pernix Therapeutics Holdings, Inc.*	7,519	7,895
Repros Therapeutics, Inc.*	4,324	4,194
Revance Therapeutics, Inc.*	14,479	252,803
SciClone Pharmaceuticals, Inc.*	8,296	91,256
SCYNEXIS, Inc.*	2,041	8,225
Sucampo Pharmaceuticals, Inc., Class A*	4,149	45,349
Supernus Pharmaceuticals, Inc.*	5,731	87,398
Teligent, Inc.*	6,859	33,609
Theravance Biopharma, Inc.*	4,757	89,432
VIVUS, Inc.*	16,914	23,680
XenoPort, Inc.*	9,734	43,900
Zogenix, Inc.*	4,090	37,792
Zynerba Pharmaceuticals, Inc.*	596	5,632

		2,383,996

Total Health Care		21,962,806

Industrials (12.1%)
Aerospace & Defense (1.5%)
Aerovironment, Inc.*	27,809	787,551
Air Industries Group	1,323	8,031
American Science & Engineering, Inc.	1,208	33,449
API Technologies Corp.*	3,708	7,305
Arotech Corp.*	3,606	8,762
Astrotech Corp.*	2,874	6,007
CPI Aerostructures, Inc.*	1,523	11,164
Ducommun, Inc.*	1,806	27,541
Innovative Solutions & Support, Inc.*	2,181	5,736
KEYW Holding Corp.*	5,455	36,221
Kratos Defense & Security Solutions, Inc.*	7,320	36,234
LMI Aerospace, Inc.*	1,853	15,769
National Presto Industries, Inc.	815	68,248
SIFCO Industries, Inc.*	440	4,088
Sparton Corp.*	1,618	29,108
TASER International, Inc.*	26,588	521,922
Vectrus, Inc.*	1,752	39,858

		1,646,994

Air Freight & Logistics (1.5%)
Air T., Inc.*	295	7,127
Air Transport Services Group, Inc.*	47,286	727,259
Echo Global Logistics, Inc.*	32,318	877,757
Park-Ohio Holdings Corp.	1,455	62,303
Radiant Logistics, Inc.*	5,368	19,164

		1,693,610

Building Products (2.2%)
Alpha Pro Tech Ltd.*	2,302	4,190
American Woodmark Corp.*	9,641	719,122

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Builders FirstSource, Inc.*	65,105	$733,733
Gibraltar Industries, Inc.*	5,173	147,948
Insteel Industries, Inc.	3,076	94,033
Patrick Industries, Inc.*	12,465	565,787
PGT, Inc.*	7,970	78,425
Quanex Building Products Corp.	5,662	98,292
Tecogen, Inc.*	1,409	5,594

		2,447,124

Commercial Services & Supplies (0.7%)
Acme United Corp.	416	6,797
AMREP Corp.*	548	2,411
Aqua Metals, Inc.*	1,218	8,100
ARC Document Solutions, Inc.*	6,651	29,929
Casella Waste Systems, Inc., Class A*	6,506	43,590
CECO Environmental Corp.	4,748	29,485
Cenveo, Inc.*	10,333	4,340
Civeo Corp.*	18,321	22,535
Ecology and Environment, Inc., Class A	445	4,468
Ennis, Inc.	4,316	84,378
Fuel Tech, Inc.*	3,024	5,292
Heritage-Crystal Clean, Inc.*	2,138	21,252
Hudson Technologies, Inc.*	4,561	14,960
InnerWorkings, Inc.*	6,144	48,845
Intersections, Inc.*	1,265	3,112
Kimball International, Inc., Class B	5,701	64,706
MagneGas Corp.*	5,820	6,053
NL Industries, Inc.*	1,236	2,793
Performant Financial Corp.*	6,113	10,392
Perma-Fix Environmental Services*	2,052	7,592
Quest Resource Holding Corp.*	4,205	1,766
SP Plus Corp.*	2,783	66,959
Team, Inc.*	4,805	145,976
TRC Cos., Inc.*	2,839	20,583
Versar, Inc.*	1,471	3,560
Viad Corp.	3,366	98,153
Virco Manufacturing Corp.*	2,529	7,789
VSE Corp.	693	47,048
Wilhelmina International, Inc.*	233	1,424

		814,288

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	3,434	16,380
Argan, Inc.	2,170	76,297
Comfort Systems USA, Inc.	28,847	916,469
Goldfield Corp.*	4,451	7,567
Great Lakes Dredge & Dock Corp.*	9,919	44,239
HC2 Holdings, Inc.*	4,256	16,258
Integrated Electrical Services, Inc.*	1,324	19,423
Layne Christensen Co.*	3,434	24,691
MYR Group, Inc.*	3,255	81,733
Northwest Pipe Co.*	1,642	15,139
NV5 Global, Inc.*	875	23,476
Orion Marine Group, Inc.*	4,840	25,071
Sterling Construction Co., Inc.*	3,235	16,660

		1,283,403

Electrical Equipment (0.9%)
Active Power, Inc.*	3,347	3,247
Allied Motion Technologies, Inc.	1,022	18,396
American Electric Technologies, Inc.*	793	1,435
American Superconductor Corp.*	1,959	14,888
Broadwind Energy, Inc.*	2,493	7,504
Energous Corp.*	2,188	22,099
Energy Focus, Inc.*	1,265	9,399
Enphase Energy, Inc.*	4,895	11,405
Espey Manufacturing & Electronics Corp.	369	9,077
FuelCell Energy, Inc.*	3,967	26,857
Ideal Power, Inc.*	1,480	6,690
LSI Industries, Inc.	47,422	557,208
Orion Energy Systems, Inc.*	4,950	6,881
Plug Power, Inc.*	28,839	59,120
Powell Industries, Inc.	1,493	44,506
Power Solutions International, Inc.*	794	10,957
PowerSecure International, Inc.*	3,731	69,732
Preformed Line Products Co.	453	16,544
Revolution Lighting Technologies, Inc.*	900	4,734
SL Industries, Inc.*	514	17,476
TCP International Holdings Ltd.*	1,271	1,551
Ultralife Corp.*	1,959	10,030
Vicor Corp.*	2,691	28,202

		957,938

Machinery (2.2%)
Accuride Corp.*	6,785	10,517
Alamo Group, Inc.	1,617	90,083
ARC Group Worldwide, Inc.*	1,503	3,757
Blount International, Inc.*	8,096	80,798
Blue Bird Corp.*	926	10,047
Briggs & Stratton Corp.	24,540	586,997
Columbus McKinnon Corp.	3,311	52,181
Commercial Vehicle Group, Inc.*	5,335	14,138
Douglas Dynamics, Inc.	3,722	85,271
Dynamic Materials Corp.	2,518	16,317
Eastern Co.	1,099	18,046
Energy Recovery, Inc.*	5,754	59,496
ExOne Co.*	1,792	23,547
Federal Signal Corp.	10,446	138,514
FreightCar America, Inc.	2,047	31,892
Gencor Industries, Inc.*	891	13,026
Global Brass & Copper Holdings, Inc.	3,604	89,920
Graham Corp.	1,654	32,931
Hardinge, Inc.	2,058	25,663
Hurco Cos., Inc.	1,068	35,233
Jason Industries, Inc.*	3,153	11,035
Kadant, Inc.	1,829	82,598
Key Technology, Inc.*	833	5,681
L.B. Foster Co., Class A	1,692	30,727
L.S. Starrett Co., Class A	1,241	12,844
Lydall, Inc.*	2,841	92,389
Manitex International, Inc.*	2,657	13,896
MFRI, Inc.*	1,069	7,483
Miller Industries, Inc.	1,876	38,045
NN, Inc.	4,463	61,054
Omega Flex, Inc.	510	17,738
RBC Bearings, Inc.*	7,778	569,816
Supreme Industries, Inc., Class A	2,215	19,581
Titan International, Inc.	7,199	38,731
Twin Disc, Inc.	1,490	15,094
Xerium Technologies, Inc.*	1,916	10,002

		2,445,088

Marine (0.0%)
Eagle Bulk Shipping, Inc.*	3,868	1,393
Golden Ocean Group Ltd.*	11,428	7,942
Navios Maritime Holdings, Inc.	13,865	15,667
Pangaea Logistics Solutions Ltd.*	505	1,162
Rand Logistics, Inc.*	2,713	2,577
Safe Bulkers, Inc.	6,706	5,388
Scorpio Bulkers, Inc.*	7,332	24,049
Ultrapetrol Bahamas Ltd.*	3,454	933

		59,111

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.4%)
Acacia Research Corp.	8,371	$31,726
Barrett Business Services, Inc.	1,187	34,126
CBIZ, Inc.*	8,318	83,929
CDI Corp.	2,538	15,939
CRA International, Inc.*	1,504	29,539
Franklin Covey Co.*	2,031	35,725
General Employment Enterprises, Inc.*	273	1,174
GP Strategies Corp.*	2,169	59,431
Heidrick & Struggles International, Inc.	3,052	72,332
Hill International, Inc.*	5,879	19,812
Hudson Global, Inc.	4,154	9,845
IDI, Inc.*	2,461	14,274
Insperity, Inc.	14,866	769,018
Kelly Services, Inc., Class A	4,954	94,721
Luna Innovations, Inc.*	4,317	4,533
Marathon Patent Group, Inc.*	2,026	4,032
Mastech Holdings, Inc.*	264	1,906
Mistras Group, Inc.*	2,799	69,331
Pendrell Corp.*	26,208	13,890
RCM Technologies, Inc.	1,691	8,979
Resources Connection, Inc.	6,281	97,732
Volt Information Sciences, Inc.*	1,691	12,733
Willdan Group, Inc.*	1,204	11,619

		1,496,346

Road & Rail (0.2%)
Celadon Group, Inc.	4,521	47,380
Covenant Transportation Group, Inc., Class A*	1,946	47,074
P.A.M. Transportation Services, Inc.*	542	16,694
Patriot Transportation Holding, Inc.*	430	8,695
Providence and Worcester Railroad Co.	616	8,870
Universal Truckload Services, Inc.	1,365	22,481
USA Truck, Inc.*	1,481	27,902
YRC Worldwide, Inc.*	5,441	50,710

		229,806

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc.*	6,552	3,997
BMC Stock Holdings, Inc.*	6,265	104,124
CAI International, Inc.*	2,713	26,207
DXP Enterprises, Inc.*	2,060	36,174
Empire Resources, Inc.	865	2,837
Erickson, Inc.*	1,049	1,731
General Finance Corp.*	1,615	7,364
Houston Wire & Cable Co.	2,924	20,439
Huttig Building Products, Inc.*	3,654	13,447
Lawson Products, Inc.*	932	18,248
Neff Corp., Class A*	1,798	13,377
Real Industry, Inc.*	4,187	36,427
Titan Machinery, Inc.*	2,807	32,449
Transcat, Inc.*	1,206	12,229
Willis Lease Finance Corp.*	827	17,855

		346,905

Total Industrials		13,420,613

Information Technology (24.7%)
Communications Equipment (1.2%)
Aerohive Networks, Inc.*	4,101	20,464
Alliance Fiber Optic Products, Inc.*	2,175	32,168
Applied Optoelectronics, Inc.*	2,824	42,106
Aviat Networks, Inc.*	9,643	6,847
Bel Fuse, Inc., Class B	1,699	24,805
Black Box Corp.	2,499	33,662
CalAmp Corp.*	6,053	108,530
Calix, Inc.*	6,991	49,566
Clearfield, Inc.*	1,865	29,971
ClearOne, Inc.	1,126	13,062
Communications Systems, Inc.	1,353	9,945
Comtech Telecommunications Corp.	2,692	62,912
Digi International, Inc.*	4,108	38,738
Emcore Corp.*	3,365	16,825
Extreme Networks, Inc.*	16,622	51,694
Harmonic, Inc.*	12,754	41,706
Infosonics Corp.*	1,624	1,510
KVH Industries, Inc.*	2,612	24,945
MRV Communications, Inc.*	968	8,770
Network-1 Technologies, Inc.*	2,321	4,433
Novatel Wireless, Inc.*	6,688	11,838
Numerex Corp., Class A*	2,552	15,567
Oclaro, Inc.*	16,298	88,009
PC-Tel, Inc.	2,839	13,570
RELM Wireless Corp.*	1,523	6,884
Ruckus Wireless, Inc.*	40,694	399,208
ShoreTel, Inc.*	10,752	79,995
Sonus Networks, Inc.*	8,169	61,513
TESSCO Technologies, Inc.	1,019	16,966
Westell Technologies, Inc., Class A*	8,166	9,554
Xtera Communications, Inc.*	1,109	3,150
Zhone Technologies, Inc.*	4,377	7,003

		1,335,916

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.*	2,491	25,433
Applied DNA Sciences, Inc.*	3,451	11,871
Checkpoint Systems, Inc.*	6,956	70,395
ClearSign Combustion Corp.*	1,986	7,924
Control4 Corp.*	3,416	27,191
CPS Technologies Corp.*	1,140	1,961
CTS Corp.	5,535	87,121
CUI Global, Inc.*	3,423	27,658
Daktronics, Inc.	6,387	50,457
Digital Ally, Inc.*	547	2,708
DTS, Inc.*	2,941	64,055
Electro Rent Corp.	2,699	24,993
Electro Scientific Industries, Inc.*	4,239	30,309
eMagin Corp.*	2,679	4,795
ePlus, Inc.*	942	75,840
Fabrinet*	18,672	604,039
Frequency Electronics, Inc.*	1,204	12,016
GSI Group, Inc.*	5,715	80,924
ID Systems, Inc.*	2,023	8,780
Identiv, Inc.*	1,563	3,376
IEC Electronics Corp.*	1,534	6,903
II-VI, Inc.*	31,600	686,036
IntriCon Corp.*	950	6,052
Iteris, Inc.*	4,821	11,763
Kemet Corp.*	7,831	15,114
Key Tronic Corp.*	1,853	13,249
Kimball Electronics, Inc.*	4,859	54,275
LRAD Corp.	5,620	9,329
Maxwell Technologies, Inc.*	5,240	31,126
Mercury Systems, Inc.*	5,708	115,872
Mesa Laboratories, Inc.	481	46,344
MicroVision, Inc.*	8,071	15,093
MOCON, Inc.	1,025	14,196
Multi-Fineline Electronix, Inc.*	1,512	35,094
Napco Security Technologies, Inc.*	2,013	12,581
Neonode, Inc.*	5,860	11,954
PAR Technology Corp.*	1,660	11,006
Park Electrochemical Corp.	3,379	54,098
PC Connection, Inc.	1,787	46,123

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PCM, Inc.*	1,687	$13,530
Perceptron, Inc.*	1,659	8,046
RadiSys Corp.*	6,106	24,119
Research Frontiers, Inc.*	3,679	16,776
RF Industries Ltd.	1,426	3,850
Richardson Electronics Ltd.	1,884	9,722
Rogers Corp.*	9,168	548,888
SigmaTron International, Inc.*	683	4,241
Systemax, Inc.*	2,007	17,601
Uni-Pixel, Inc.*	4,421	4,067
Vishay Precision Group, Inc.*	2,055	28,791
Wayside Technology Group, Inc.	697	11,919
Wireless Telecom Group, Inc.*	3,605	4,759

		3,114,363

Internet Software & Services (6.5%)
Alarm.com Holdings, Inc.*	36,352	861,542
Amber Road, Inc.*	3,130	16,933
Angie’s List, Inc.*	7,318	59,056
Apigee Corp.*	52,557	436,749
Appfolio, Inc., Class A*	1,008	12,338
ARI Network Services, Inc.*	2,424	10,641
Autobytel, Inc.*	1,501	26,057
Bazaarvoice, Inc.*	9,996	31,487
Benefitfocus, Inc.*	18,425	614,474
Blucora, Inc.*	6,798	35,078
Brightcove, Inc.*	5,356	33,421
Carbonite, Inc.*	2,970	23,671
Care.com, Inc.*	3,276	20,147
ChannelAdvisor Corp.*	3,614	40,657
Criteo S.A. (ADR)*	20,774	860,459
Demand Media, Inc.*	1,923	9,615
Determine, Inc.*	1,380	2,553
DHI Group, Inc.*	7,044	56,845
DraftDay Fantasy Sports, Inc.*	1,352	324
EarthLink Holdings Corp.	17,199	97,518
eGain Corp.*	2,729	9,688
Everyday Health, Inc.*	3,691	20,670
Five9, Inc.*	83,399	741,417
Global Sources Ltd.*	2,025	16,403
GTT Communications, Inc.*	4,090	67,649
inContact, Inc.*	10,267	91,274
Instructure, Inc.*	35,435	635,704
Internap Corp.*	8,936	24,395
Intralinks Holdings, Inc.*	6,679	52,631
Inuvo, Inc.*	3,306	5,852
iPass, Inc.*	10,152	11,167
Limelight Networks, Inc.*	10,418	18,857
Liquidity Services, Inc.*	4,162	21,559
Live Ventures, Inc.*	1,825	2,537
LivePerson, Inc.*	9,453	55,300
Marchex, Inc., Class B	5,267	23,438
Marin Software, Inc.*	5,116	15,450
MaxPoint Interactive, Inc.*	1,131	2,002
MeetMe, Inc.*	6,478	18,398
MINDBODY, Inc., Class A*	1,221	16,276
Monster Worldwide, Inc.*	15,150	49,389
Onvia, Inc.*	700	2,450
OPOWER, Inc.*	4,322	29,433
Professional Diversity Network, Inc.*	779	288
Q2 Holdings, Inc.*	3,254	78,226
QuinStreet, Inc.*	6,090	20,828
Qumu Corp.*	1,537	7,086
RealNetworks, Inc.*	4,102	16,654
Reis, Inc.	1,413	33,276
Remark Media, Inc.*	1,834	8,675
Rightside Group Ltd.*	2,286	18,402
Rocket Fuel, Inc.*	4,596	14,477
SciQuest, Inc.*	4,579	63,557
SharpSpring, Inc.*	711	2,488
Spark Networks, Inc.*	3,360	7,459
Stamps.com, Inc.*	8,021	852,472
Support.com, Inc.*	9,752	8,387
Synacor, Inc.*	3,846	5,384
TechTarget, Inc.*	3,222	23,907
Travelzoo, Inc.*	1,256	10,199
Tremor Video, Inc.*	6,997	12,315
United Online, Inc.*	2,564	29,589
Wix.com Ltd.*	30,526	618,762
Xactly Corp.*	1,325	9,076
XO Group, Inc.*	4,413	70,829
YuMe, Inc.*	4,685	17,522

		7,111,362

IT Services (0.7%)
6D Global Technologies, Inc.(b)*	1,698	509
Cartesian, Inc.*	1,245	2,527
Cass Information Systems, Inc.	1,924	100,721
Ciber, Inc.*	12,986	27,401
Computer Task Group, Inc.	2,728	13,940
Datalink Corp.*	3,391	30,994
Edgewater Technology, Inc.*	1,547	12,051
Everi Holdings, Inc.*	10,874	24,901
Forrester Research, Inc.	1,678	56,398
Hackett Group, Inc.	4,013	60,677
Higher One Holdings, Inc.*	6,886	26,924
Information Services Group, Inc.*	5,731	22,523
Innodata, Inc.*	4,323	9,770
InterCloud Systems, Inc.*	3,041	2,889
JetPay Corp.*	1,105	2,608
Lionbridge Technologies, Inc.*	10,697	54,127
Mattersight Corp.*	2,839	11,384
ModusLink Global Solutions, Inc.*	6,676	9,814
MoneyGram International, Inc.*	4,796	29,352
NCI, Inc., Class A	942	13,197
Perficient, Inc.*	5,924	128,669
PFSweb, Inc.*	1,983	26,017
Planet Payment, Inc.*	7,239	25,554
PRGX Global, Inc.*	3,647	17,214
ServiceSource International, Inc.*	9,740	41,492
StarTek, Inc.*	2,105	8,841
Sysorex Global Holdings Corp.*	2,000	1,200
WidePoint Corp.*	14,626	8,776

		770,470

Semiconductors & Semiconductor Equipment (5.4%)
Adesto Technologies Corp.*	836	4,698
Aehr Test Systems*	1,507	1,733
Alpha & Omega Semiconductor Ltd.*	3,128	37,067
Amtech Systems, Inc.*	2,099	13,622
Applied Micro Circuits Corp.*	13,463	86,971
Axcelis Technologies, Inc.*	18,887	52,884
AXT, Inc.*	5,849	14,447
Cascade Microtech, Inc.*	2,253	46,457
CEVA, Inc.*	3,438	77,355
Cohu, Inc.	4,306	51,155
CVD Equipment Corp.*	895	7,527
CyberOptics Corp.*	1,223	11,411
DSP Group, Inc.*	3,664	33,416
Exar Corp.*	6,489	37,312
FormFactor, Inc.*	9,580	69,647
GigOptix, Inc.*	5,977	16,138
GSI Technology, Inc.*	3,348	13,727
Inphi Corp.*	39,060	1,302,260
Intermolecular, Inc.*	8,528	21,576

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
inTEST Corp.*	1,308	$5,101
IXYS Corp.	4,130	46,339
Kopin Corp.*	10,744	17,835
Mattson Technology, Inc.*	12,453	45,453
MaxLinear, Inc., Class A*	72,485	1,340,972
MoSys, Inc.*	11,415	7,420
Nanometrics, Inc.*	3,980	63,043
NeoPhotonics Corp.*	4,916	69,021
NVE Corp.	802	45,337
PDF Solutions, Inc.*	4,480	59,942
Photronics, Inc.*	38,180	397,454
Pixelworks, Inc.*	4,613	10,102
QuickLogic Corp.*	10,954	11,611
Rubicon Technology, Inc.*	4,305	3,143
Rudolph Technologies, Inc.*	5,332	72,835
Sevcon, Inc.*	514	5,166
Sigma Designs, Inc.*	5,881	39,991
Silicon Motion Technology Corp. (ADR)	22,514	873,768
SolarEdge Technologies, Inc.*	29,521	742,158
Sunworks, Inc.*	2,916	8,077
Ultra Clean Holdings, Inc.*	5,194	27,840
Ultratech, Inc.*	4,606	100,595
Xcerra Corp.*	9,037	58,921

		5,951,527

Software (6.2%)
A10 Networks, Inc.*	5,593	33,111
American Software, Inc., Class A	4,128	37,152
Asure Software, Inc.*	751	4,025
Aware, Inc.*	2,621	9,776
Bottomline Technologies de, Inc.*	19,021	579,950
BroadSoft, Inc.*	20,959	845,696
BSQUARE Corp.*	2,028	12,006
Callidus Software, Inc.*	38,258	638,144
Code Rebel Corp.*	180	842
Covisint Corp.*	6,913	13,826
Datawatch Corp.*	1,677	8,301
Digimarc Corp.*	1,340	40,602
Digital Turbine, Inc.*	8,811	10,485
EnerNOC, Inc.*	4,415	33,024
Epiq Systems, Inc.	5,382	80,838
Evolving Systems, Inc.	1,427	8,191
Exa Corp.*	2,172	28,127
FalconStor Software, Inc.*	5,979	8,012
Gigamon, Inc.*	31,136	965,839
GlobalSCAPE, Inc.	2,326	8,839
Globant S.A.*	12,740	393,156
Glu Mobile, Inc.*	20,031	56,488
Guidance Software, Inc.*	3,373	14,504
Jive Software, Inc.*	7,601	28,732
Materialise N.V. (ADR)(b)*	60,640	460,864
Mind CTI Ltd.	2,598	5,248
Mitek Systems, Inc.*	4,283	28,011
MobileIron, Inc.*	6,733	30,433
Model N, Inc.*	3,453	37,189
NetSol Technologies, Inc.*	1,430	9,981
NXT-ID, Inc.*	1,157	671
Park City Group, Inc.*	1,883	17,022
Paylocity Holding Corp.*	13,038	426,864
PROS Holdings, Inc.*	3,949	46,559
QAD, Inc., Class A	1,693	35,976
Rosetta Stone, Inc.*	3,117	20,915
Rubicon Project, Inc.*	38,608	705,754
Sapiens International Corp. N.V.	3,991	47,812
SeaChange International, Inc.*	5,463	30,156
Silver Spring Networks, Inc.*	48,002	708,030
Smith Micro Software, Inc.*	6,717	3,963
Tangoe, Inc.*	6,477	51,104
Telenav, Inc.*	4,647	27,417
Textura Corp.*	3,291	61,311
TubeMogul, Inc.*	2,574	33,308
Upland Software, Inc.*	1,197	8,223
Varonis Systems, Inc.*	1,475	26,919
VirnetX Holding Corp.*	7,529	34,558
Voltari Corp.*	696	2,742
Workiva, Inc.*	1,251	14,574
Xura, Inc.*	3,787	74,490
Zix Corp.*	9,569	37,606

		6,847,366

Technology Hardware, Storage & Peripherals (1.9%)
Astro-Med, Inc.	1,057	14,650
Avid Technology, Inc.*	5,358	36,220
Concurrent Computer Corp.	1,547	9,128
CPI Card Group, Inc.	2,858	23,550
Cray, Inc.*	20,087	841,846
Crossroads Systems, Inc.*	3,806	799
Hutchinson Technology, Inc.*	5,494	20,108
Imation Corp.*	5,778	8,956
Immersion Corp.*	4,638	38,310
Intevac, Inc.*	2,924	13,158
Quantum Corp.*	35,285	21,524
Silicon Graphics International Corp.*	5,744	40,897
Stratasys Ltd.*	11,014	285,483
Super Micro Computer, Inc.*	20,066	683,849
TransAct Technologies, Inc.	1,373	11,176
USA Technologies, Inc.*	6,005	26,182
Violin Memory, Inc.*	15,918	8,313
Xplore Technologies Corp.*	1,382	4,823

		2,088,972

Total Information Technology		27,219,976

Materials (1.8%)
Chemicals (0.5%)
American Vanguard Corp.*	4,855	76,612
Chase Corp.	1,155	60,741
China Green Agriculture, Inc.*	4,169	5,628
Codexis, Inc.*	5,702	17,733
Core Molding Technologies, Inc.*	1,331	16,611
Flotek Industries, Inc.*	8,900	65,237
FutureFuel Corp.	4,079	48,091
Hawkins, Inc.	1,771	63,915
Ikonics Corp.*	154	1,780
KMG Chemicals, Inc.	1,608	37,097
Koppers Holdings, Inc.*	3,422	76,892
Marrone Bio Innovations, Inc.*	4,095	3,686
Metabolix, Inc.*	1,424	2,706
Northern Technologies International Corp.*	696	8,790
OMNOVA Solutions, Inc.*	7,746	43,068
Rentech, Inc.*	3,906	8,671
Senomyx, Inc.*	7,238	18,819
Solazyme, Inc.*	13,017	26,425
Trecora Resources*	3,316	31,900

		614,402

Construction Materials (0.8%)
U.S. Concrete, Inc.*	14,034	836,146
United States Lime & Minerals, Inc.	322	19,323

		855,469

Containers & Packaging (0.1%)
AEP Industries, Inc.	663	43,758
Myers Industries, Inc.	4,035	51,890
UFP Technologies, Inc.*	1,022	22,760

		118,408

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.2%)
A.M. Castle & Co.*	2,238	$6,043
Ampco-Pittsburgh Corp.	1,292	17,972
Friedman Industries, Inc.	1,140	6,179
Gold Resource Corp.	9,315	21,704
Handy & Harman Ltd.*	474	12,964
Haynes International, Inc.	2,066	75,409
Olympic Steel, Inc.	1,435	24,840
Ryerson Holding Corp.*	1,820	10,119
Schnitzer Steel Industries, Inc., Class A	4,386	80,878
Synalloy Corp.	1,422	11,262
U.S. Antimony Corp.*	10,953	2,465
Universal Stainless & Alloy Products, Inc.*	1,268	12,921

		282,756

Paper & Forest Products (0.2%)
Neenah Paper, Inc.	2,804	178,503

Total Materials		2,049,538

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
8x8, Inc.*	56,945	572,867
Alaska Communications Systems Group, Inc.*	8,946	15,924
FairPoint Communications, Inc.*	3,481	51,797
General Communication, Inc., Class A*	5,840	106,989
Hawaiian Telcom Holdco, Inc.*	1,908	44,933
IDT Corp., Class B	2,799	43,636
Inteliquent, Inc.	5,607	89,992
Lumos Networks Corp.*	3,765	48,343
magicJack VocalTec Ltd.*	2,610	17,122
Ooma, Inc.*	857	5,056
ORBCOMM, Inc.*	9,973	101,026
pdvWireless, Inc.*	2,152	73,900
Straight Path Communications, Inc., Class B*	1,562	48,469
Towerstream Corp.*	10,871	1,306

		1,221,360

Wireless Telecommunication Services (0.3%)
Boingo Wireless, Inc.*	6,066	46,830
NTELOS Holdings Corp.*	2,881	26,505
Shenandoah Telecommunications Co.	8,092	216,461
Spok Holdings, Inc.	3,426	59,989

		349,785

Total Telecommunication Services		1,571,145

Utilities (1.2%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B*	2,199	16,734
Spark Energy, Inc., Class A	512	9,216

		25,950

Gas Utilities (0.2%)
Chesapeake Utilities Corp.	2,561	161,266
Delta Natural Gas Co., Inc.	1,133	26,229
Gas Natural, Inc.	1,857	14,503
RGC Resources, Inc.	710	15,351

		217,349

Independent Power and Renewable Electricity Producers (0.5%)
8Point3 Energy Partners LP	33,010	485,247
Atlantic Power Corp.	19,850	48,831

		534,078

Multi-Utilities (0.1%)
Unitil Corp.	2,343	99,554

Water Utilities (0.4%)
Artesian Resources Corp., Class A	1,296	36,236
Cadiz, Inc.*	3,151	16,448
Connecticut Water Service, Inc.	1,868	84,247
Consolidated Water Co., Ltd.	2,427	29,537
Middlesex Water Co.	2,700	83,295
Pure Cycle Corp.*	3,062	13,810
SJW Corp.	2,653	96,436
York Water Co.	2,139	65,282

		425,291

Total Utilities		1,302,222

Total Common Stocks (98.5%) (Cost $117,283,485)		108,799,162

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
Vince Holding Corp., expiring 4/14/16* (Cost $—)	2,629	696

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	9

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,070,040	1,070,040

Total Short-Term Investment (1.0%) (Cost $1,070,040)		1,070,040

Total Investments (99.5%) (Cost $118,353,525)		109,869,907
Other Assets Less Liabilities (0.5%)		498,021

Net Assets (100%)		$110,367,928

*	Non-income producing.

†	Securities (totaling $15,443 or 0.0% of net assets) held at fair value by management.

@	Shares are less than 0.5

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	4	June-16	$424,998	$443,840	$18,842

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,527,073	$150,935	$—	$16,678,008
Consumer Staples	2,962,946	10,046	—	2,972,992
Energy	2,115,363	—	23	2,115,386
Financials	19,480,274	10,782	15,420	19,506,476
Health Care	21,962,806	—	—	21,962,806
Industrials	13,364,804	55,809	—	13,420,613
Information Technology	27,190,669	29,307	—	27,219,976
Materials	2,049,538	—	—	2,049,538
Telecommunication Services	1,571,145	—	—	1,571,145
Utilities	1,302,222	—	—	1,302,222
Futures	18,842	—	—	18,842
Rights
Consumer Discretionary	—	696	—	696
Short-Term Investments	1,070,040	—	—	1,070,040
Warrants
Industrials	9	—	—	9

Total Assets	$109,615,731	$257,575	$15,443	$109,888,749

Total Liabilities	$—	$—	$—	$—

Total	$109,615,731	$257,575	$15,443	$109,888,749

(a)	A security with a market value of $509 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $33,726 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $15,420 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,977,351
Aggregate gross unrealized depreciation	(21,577,544)

Net unrealized depreciation	$(9,600,193)

Federal income tax cost of investments	$119,470,100

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.7%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	11,493	$176,877
Cooper Tire & Rubber Co.	1,002	37,094
Cooper-Standard Holding, Inc.*	135	9,698
Dana Holding Corp.	12,248	172,574
Dorman Products, Inc.*	4,054	220,619
Drew Industries, Inc.	3,661	235,988
Fox Factory Holding Corp.*	2,652	41,928
Gentherm, Inc.*	5,432	225,917
Horizon Global Corp.*	86	1,082
Metaldyne Performance Group, Inc.	1,094	18,390
Motorcar Parts of America, Inc.*	2,601	98,786
Stoneridge, Inc.*	4,392	63,948
Strattec Security Corp.	79	4,534
Tenneco, Inc.*	8,794	452,979
Tower International, Inc.	1,846	50,211

		1,810,625

Automobiles (0.0%)
Winnebago Industries, Inc.	3,845	86,320

Distributors (0.3%)
Core-Mark Holding Co., Inc.	1,806	147,297
Fenix Parts, Inc.*	1,264	5,814
Pool Corp.	6,629	581,629
VOXX International Corp.*	166	742

		735,482

Diversified Consumer Services (0.6%)
2U, Inc.*	4,112	92,931
Bright Horizons Family Solutions, Inc.*	5,704	369,505
Capella Education Co.	1,795	94,489
Carriage Services, Inc.	502	10,848
Chegg, Inc.*	4,773	21,288
Collectors Universe, Inc.	1,194	19,821
Grand Canyon Education, Inc.*	7,148	305,506
Houghton Mifflin Harcourt Co.*	1,564	31,186
Liberty Tax, Inc.	963	18,865
LifeLock, Inc.*	14,203	171,430
Sotheby’s, Inc.	8,555	228,675
Strayer Education, Inc.*	703	34,271
Weight Watchers International, Inc.*	4,049	58,832

		1,457,647

Hotels, Restaurants & Leisure (6.6%)
BJ’s Restaurants, Inc.*	3,037	126,248
Bloomin’ Brands, Inc.	17,886	301,737
Bob Evans Farms, Inc.	267	12,466
Bojangles’, Inc.*	1,255	21,348
Boyd Gaming Corp.*	12,100	249,986
Bravo Brio Restaurant Group, Inc.*	2,053	15,911
Buffalo Wild Wings, Inc.*	2,899	429,400
Carrols Restaurant Group, Inc.*	4,687	67,680
Cheesecake Factory, Inc.	7,450	395,520
Churchill Downs, Inc.	1,952	288,662
Chuy’s Holdings, Inc.*	2,570	79,850
ClubCorp Holdings, Inc.	6,888	96,707
Cracker Barrel Old Country Store, Inc.	2,759	421,217
Dave & Buster’s Entertainment, Inc.*	3,422	132,705
Del Frisco’s Restaurant Group, Inc.*	300	4,974
Denny’s Corp.*	8,244	85,408
Diamond Resorts International, Inc.*	6,296	152,993
DineEquity, Inc.	2,417	225,820
El Pollo Loco Holdings, Inc.*	2,007	26,773
Eldorado Resorts, Inc.*	2,351	26,895
Empire Resorts, Inc.*	423	5,774
Fiesta Restaurant Group, Inc.*	54,569	1,788,772
Fogo De Chao, Inc.*	651	10,162
Habit Restaurants, Inc., Class A*	60,755	1,131,866
Interval Leisure Group, Inc.	6,141	88,676
Isle of Capri Casinos, Inc.*	3,394	47,516
Jack in the Box, Inc.	5,303	338,703
Jamba, Inc.*	2,072	25,610
Kona Grill, Inc.*	590	7,640
Krispy Kreme Doughnuts, Inc.*	58,628	914,010
La Quinta Holdings, Inc.*	14,055	175,687
Lindblad Expeditions Holdings, Inc.*	50,677	503,729
Marriott Vacations Worldwide Corp.	2,112	142,560
Monarch Casino & Resort, Inc.*	173	3,367
Morgans Hotel Group Co.*	1,344	1,855
Noodles & Co.*	1,301	15,430
Papa John’s International, Inc.	4,207	227,977
Papa Murphy’s Holdings, Inc.*	1,428	17,065
Penn National Gaming, Inc.*	895	14,938
Pinnacle Entertainment, Inc.*	8,538	299,684
Planet Fitness, Inc., Class A*	1,460	23,710
Popeyes Louisiana Kitchen, Inc.*	3,516	183,043
Potbelly Corp.*	2,882	39,224
Red Robin Gourmet Burgers, Inc.*	2,132	137,450
Ruth’s Hospitality Group, Inc.	3,597	66,221
Scientific Games Corp., Class A*	7,590	71,574
SeaWorld Entertainment, Inc.	10,337	217,697
Shake Shack, Inc., Class A*	15,691	585,588
Sonic Corp.	5,373	188,915
Texas Roadhouse, Inc.	10,681	465,478
Vail Resorts, Inc.	5,550	742,035
Wingstop, Inc.*	52,858	1,198,819
Zoe’s Kitchen, Inc.*	78,718	3,069,215

		15,912,290

Household Durables (0.4%)
Bassett Furniture Industries, Inc.	840	26,762
CalAtlantic Group, Inc.	2,610	87,226
Cavco Industries, Inc.*	1,083	101,217
Century Communities, Inc.*	225	3,841
Helen of Troy Ltd.*	1,768	183,324
Hooker Furniture Corp.	139	4,566
Installed Building Products, Inc.*	3,111	82,784
iRobot Corp.*	839	29,616
La-Z-Boy, Inc.	3,081	82,386
LGI Homes, Inc.*	578	13,993
Libbey, Inc.	3,227	60,022
M.D.C. Holdings, Inc.	2,163	54,205
M/I Homes, Inc.*	677	12,626
Meritage Homes Corp.*	419	15,277
New Home Co., Inc.*	257	3,151
Skullcandy, Inc.*	1,080	3,845
TRI Pointe Group, Inc.*	1,478	17,411
Universal Electronics, Inc.*	1,798	111,458
William Lyon Homes, Class A*	471	6,825
ZAGG, Inc.*	4,104	36,977

		937,512

Internet & Catalog Retail (3.1%)
1-800-Flowers.com, Inc., Class A*	4,008	31,583
Blue Nile, Inc.	22,305	573,462
Duluth Holdings, Inc.*	617	12,025
Etsy, Inc.*	143,199	1,245,831
HSN, Inc.	4,941	258,464
Lands’ End, Inc.*	501	12,781
Liberty TripAdvisor Holdings, Inc., Class A*	3,405	75,455
MakeMyTrip Ltd.*	48,072	869,622

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nutrisystem, Inc.	4,512	$94,165
Ocado Group plc*	325,236	1,355,116
Overstock.com, Inc.*	1,806	25,970
PetMed Express, Inc.	3,145	56,327
Shutterfly, Inc.*	3,359	155,757
Wayfair, Inc., Class A*	63,862	2,760,116

		7,526,674

Leisure Products (0.3%)
Arctic Cat, Inc.	834	14,011
Black Diamond, Inc.*	170	768
Escalade, Inc.	315	3,708
JAKKS Pacific, Inc.*	270	2,009
Malibu Boats, Inc., Class A*	2,815	46,166
Marine Products Corp.	1,528	11,598
MCBC Holdings, Inc.*	803	11,306
Nautilus, Inc.*	4,907	94,803
Performance Sports Group Ltd.*	487	1,549
Smith & Wesson Holding Corp.*	8,166	217,379
Sturm Ruger & Co., Inc.	2,830	193,515

		596,812

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	309	8,649
Carmike Cinemas, Inc.*	225	6,759
Central European Media Enterprises Ltd., Class A*	8,615	21,968
Crown Media Holdings, Inc., Class A*	4,652	23,632
Entravision Communications Corp., Class A	9,436	70,204
EW Scripps Co., Class A	5,640	87,928
Global Eagle Entertainment, Inc.*	7,259	61,847
Gray Television, Inc.*	9,796	114,809
Hemisphere Media Group, Inc.*	115	1,510
IMAX Corp.*	9,148	284,411
Journal Media Group, Inc.	170	2,033
Loral Space & Communications, Inc.*	2,057	72,262
MDC Partners, Inc., Class A	1,955	46,138
National CineMedia, Inc.	2,396	36,443
New York Times Co., Class A	4,310	53,703
Nexstar Broadcasting Group, Inc., Class A	4,744	210,017
Reading International, Inc., Class A*	523	6,265
Sinclair Broadcast Group, Inc., Class A	10,097	310,483
Tribune Publishing Co.	2,288	17,663
World Wrestling Entertainment, Inc., Class A	4,692	82,861

		1,519,585

Multiline Retail (0.7%)
Big Lots, Inc.	7,551	341,985
Ollie’s Bargain Outlet Holdings, Inc.*	59,789	1,400,856
Tuesday Morning Corp.*	5,716	46,757

		1,789,598

Specialty Retail (5.5%)
American Eagle Outfitters, Inc.	24,553	409,299
America’s Car-Mart, Inc.*	215	5,375
Asbury Automotive Group, Inc.*	3,847	230,205
Ascena Retail Group, Inc.*	4,905	54,249
Boot Barn Holdings, Inc.*	1,776	16,694
Buckle, Inc.	4,281	144,997
Build-A-Bear Workshop, Inc.*	175	2,273
Burlington Stores, Inc.*	32,336	1,818,577
Caleres, Inc.	632	17,879
Cato Corp., Class A	669	25,790
Chico’s FAS, Inc.	20,489	271,889
Children’s Place, Inc.	835	69,697
Citi Trends, Inc.	106	1,890
Container Store Group, Inc.*	2,310	13,560
Destination XL Group, Inc.*	1,181	6,106
Express, Inc.*	11,585	248,035
Finish Line, Inc., Class A	2,035	42,939
Five Below, Inc.*	147,884	6,113,525
Francesca’s Holdings Corp.*	6,350	121,666
Group 1 Automotive, Inc.	779	45,720
Hibbett Sports, Inc.*	3,423	122,886
Kirkland’s, Inc.	2,728	47,767
Lithia Motors, Inc., Class A	3,461	302,249
MarineMax, Inc.*	2,100	40,887
Mattress Firm Holding Corp.*	3,081	130,604
Monro Muffler Brake, Inc.	4,838	345,772
Outerwall, Inc.	2,589	95,767
Party City Holdco, Inc.*	4,035	60,686
Pier 1 Imports, Inc.	12,917	90,548
Restoration Hardware Holdings, Inc.*	49,731	2,083,729
Select Comfort Corp.*	7,633	148,004
Sportsman’s Warehouse Holdings, Inc.*	1,154	14,540
Tailored Brands, Inc.	7,244	129,668
Tile Shop Holdings, Inc.*	4,229	63,054
Vitamin Shoppe, Inc.*	288	8,916
Winmark Corp.	347	33,999
Zumiez, Inc.*	2,510	49,999

		13,429,440

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.*	1,256	22,344
Columbia Sportswear Co.	3,037	182,493
Crocs, Inc.*	8,775	84,416
Culp, Inc.	1,608	42,162
Deckers Outdoor Corp.*	2,829	169,485
G-III Apparel Group Ltd.*	6,068	296,665
Oxford Industries, Inc.	2,210	148,578
Sequential Brands Group, Inc.*	4,029	25,745
Steven Madden Ltd.*	8,570	317,433
Superior Uniform Group, Inc.	1,176	20,956
Tumi Holdings, Inc.*	8,467	227,085
Unifi, Inc.*	125	2,864
Vince Holding Corp.*	2,799	17,718
Wolverine World Wide, Inc.	15,678	288,789

		1,846,733

Total Consumer Discretionary		47,648,718

Consumer Staples (1.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,385	256,322
Castle Brands, Inc.*	9,290	8,734
Coca-Cola Bottling Co. Consolidated	636	101,607
Craft Brew Alliance, Inc.*	606	4,987
MGP Ingredients, Inc.	1,594	38,639
National Beverage Corp.*	1,682	71,182

		481,471

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	5,948	674,027
Chefs’ Warehouse, Inc.*	2,974	60,343
Fairway Group Holdings Corp.*	1,109	388
Fresh Market, Inc.*	6,480	184,874
Ingles Markets, Inc., Class A	554	20,775
Natural Grocers by Vitamin Cottage, Inc.*	1,440	30,629
Performance Food Group Co.*	1,420	33,157
PriceSmart, Inc.	2,972	251,372

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
United Natural Foods, Inc.*	6,973	$281,012

		1,536,577

Food Products (0.6%)
Alico, Inc.	48	1,325
Amplify Snack Brands, Inc.*	1,381	19,776
Arcadia Biosciences, Inc.*	435	1,209
B&G Foods, Inc.	8,881	309,148
Calavo Growers, Inc.	2,207	125,931
Cal-Maine Foods, Inc.	4,798	249,064
Dean Foods Co.	6,527	113,048
Farmer Brothers Co.*	1,212	33,778
Freshpet, Inc.*	3,350	24,556
Inventure Foods, Inc.*	2,896	16,362
J&J Snack Foods Corp.	2,275	246,337
John B. Sanfilippo & Son, Inc.	318	21,971
Lancaster Colony Corp.	1,836	203,007
Landec Corp.*	950	9,975
Lifeway Foods, Inc.*	670	7,256
Limoneira Co.	1,697	25,794
Seaboard Corp.*	3	9,009
Snyder’s-Lance, Inc.	2,917	91,827
Tootsie Roll Industries, Inc.	1,056	36,888

		1,546,261

Household Products (0.2%)
Central Garden & Pet Co., Class A*	711	11,582
HRG Group, Inc.*	5,556	77,395
Orchids Paper Products Co.	394	10,839
WD-40 Co.	2,222	239,998

		339,814

Personal Products (0.1%)
Inter Parfums, Inc.	1,102	34,052
Medifast, Inc.	1,744	52,651
Natural Health Trends Corp.	1,131	37,493
Revlon, Inc., Class A*	514	18,715
Synutra International, Inc.*	2,822	14,025
USANA Health Sciences, Inc.*	840	101,993

		258,929

Tobacco (0.1%)
Vector Group Ltd.	13,141	300,141

Total Consumer Staples		4,463,193

Energy (0.5%)
Energy Equipment & Services (0.1%)
Fairmount Santrol Holdings, Inc.*	8,653	21,719
ION Geophysical Corp.*	215	1,737
PHI, Inc. (Non-Voting)*	98	1,851
RigNet, Inc.*	1,941	26,553
U.S. Silica Holdings, Inc.	9,615	218,453

		270,313

Oil, Gas & Consumable Fuels (0.4%)
Carrizo Oil & Gas, Inc.*	522	16,140
Delek U.S. Holdings, Inc.	4,999	76,185
Energy Fuels, Inc.*	4,136	9,141
Erin Energy Corp.*	333	626
Evolution Petroleum Corp.	3,897	18,939
Hallador Energy Co.	380	1,737
Isramco, Inc.*	132	10,784
Matador Resources Co.*	7,150	135,564
Panhandle Oil and Gas, Inc., Class A	1,229	21,274
Par Pacific Holdings, Inc.*	2,260	42,398
Parsley Energy, Inc., Class A*	5,553	125,498
SemGroup Corp., Class A	6,501	145,622
Synergy Resources Corp.*	1,681	13,061
Ultra Petroleum Corp.*	11,163	5,559
Uranium Energy Corp.*	14,434	10,797
Western Refining, Inc.	10,823	314,841

		948,166

Total Energy		1,218,479

Financials (7.2%)
Banks (0.6%)
Bank of the Ozarks, Inc.	11,897	499,317
BNC Bancorp	633	13,369
Cardinal Financial Corp.	315	6,410
Eagle Bancorp, Inc.*	3,418	164,064
First Financial Bankshares, Inc.	5,602	165,707
Hilltop Holdings, Inc.*	4,271	80,637
Home BancShares, Inc./Arkansas	7,100	290,745
Pinnacle Financial Partners, Inc.	424	20,801
Renasant Corp.	495	16,290
South State Corp.	204	13,103
Texas Capital Bancshares, Inc.*	489	18,768
Western Alliance Bancorp*	6,715	224,147

		1,513,358

Capital Markets (2.5%)
Artisan Partners Asset Management, Inc., Class A	42,390	1,307,308
Ashford, Inc.*	144	6,565
Associated Capital Group, Inc., Class A*	1,016	28,468
BGC Partners, Inc., Class A	27,814	251,717
Cohen & Steers, Inc.	3,012	117,227
Cowen Group, Inc., Class A*	1,071	4,081
Diamond Hill Investment Group, Inc.	468	83,004
Evercore Partners, Inc., Class A	5,296	274,068
Fifth Street Asset Management, Inc.	804	2,460
Financial Engines, Inc.	67,334	2,116,308
GAMCO Investors, Inc., Class A	1,013	37,542
Greenhill & Co., Inc.	4,370	97,014
HFF, Inc., Class A	5,694	156,756
Houlihan Lokey, Inc.	665	16,558
INTL FCStone, Inc.*	592	15,824
Investment Technology Group, Inc.	675	14,917
Janus Capital Group, Inc.	1,908	27,914
KCG Holdings, Inc., Class A*	550	6,572
Ladenburg Thalmann Financial Services, Inc.*	1,479	3,697
Medley Management, Inc., Class A	902	4,961
Moelis & Co., Class A	2,431	68,627
OM Asset Management plc	3,826	51,077
Pzena Investment Management, Inc., Class A	1,771	13,371
Virtu Financial, Inc., Class A	2,996	66,242
Virtus Investment Partners, Inc.	55	4,296
Westwood Holdings Group, Inc.	1,210	70,967
WisdomTree Investments, Inc.	108,678	1,242,190
ZAIS Group Holdings, Inc.*	522	2,537

		6,092,268

Consumer Finance (1.4%)
Encore Capital Group, Inc.*	702	18,069
Enova International, Inc.*	3,458	21,820
First Cash Financial Services, Inc.	3,912	180,187
LendingClub Corp.*	358,275	2,973,683
PRA Group, Inc.*	7,313	214,929
Regional Management Corp.*	182	3,114
World Acceptance Corp.*	695	26,354

		3,438,156

Diversified Financial Services (0.3%)
GAIN Capital Holdings, Inc.	693	4,546
MarketAxess Holdings, Inc.	5,696	711,032
On Deck Capital, Inc.*	1,699	13,235

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Resource America, Inc., Class A	272	$1,570

		730,383

Insurance (0.2%)
Atlas Financial Holdings, Inc.*	752	13,641
Crawford & Co., Class B	1,106	7,167
eHealth, Inc.*	2,804	26,329
Employers Holdings, Inc.	3,013	84,786
HCI Group, Inc.	232	7,726
Heritage Insurance Holdings, Inc.	2,511	40,101
Maiden Holdings Ltd.	1,042	13,483
National General Holdings Corp.	622	13,429
National Interstate Corp.	242	7,241
Patriot National, Inc.*	1,296	9,979
State National Cos., Inc.	473	5,960
Third Point Reinsurance Ltd.*	965	10,972
Universal Insurance Holdings, Inc.	5,009	89,160

		329,974

Real Estate Investment Trusts (REITs) (1.8%)
Alexander’s, Inc. (REIT)	295	112,262
American Assets Trust, Inc. (REIT)	5,037	201,077
CareTrust REIT, Inc. (REIT)	7,561	96,025
CoreSite Realty Corp. (REIT)	3,717	260,227
CubeSmart (REIT)	20,808	692,906
CyrusOne, Inc. (REIT)	10,089	460,563
DuPont Fabros Technology, Inc. (REIT)	3,353	135,897
Easterly Government Properties, Inc. (REIT)	2,076	38,448
EastGroup Properties, Inc. (REIT)	1,004	60,612
Equity One, Inc. (REIT)	1,090	31,239
LTC Properties, Inc. (REIT)	359	16,241
National Health Investors, Inc. (REIT)	1,937	128,849
National Storage Affiliates Trust (REIT)	3,442	72,970
Potlatch Corp. (REIT)	4,409	138,884
PS Business Parks, Inc. (REIT)	307	30,857
QTS Realty Trust, Inc. (REIT), Class A	4,033	191,084
RLJ Lodging Trust (REIT)	7,165	163,935
Ryman Hospitality Properties, Inc. (REIT)	6,644	342,033
Sabra Health Care REIT, Inc. (REIT)	1,448	29,090
Saul Centers, Inc. (REIT)	1,279	67,813
Sovran Self Storage, Inc. (REIT)	5,285	623,366
Sun Communities, Inc. (REIT)	1,186	84,929
Universal Health Realty Income Trust (REIT)	1,705	95,906
Urban Edge Properties (REIT)	13,587	351,088
Urstadt Biddle Properties, Inc. (REIT), Class A	667	13,974

		4,440,275

Real Estate Management & Development (0.1%)
Altisource Asset Management Corp.*	116	1,369
Altisource Portfolio Solutions S.A.*	2,077	50,159
Consolidated-Tomoka Land Co.	191	8,813
Kennedy-Wilson Holdings, Inc.	1,302	28,514
Marcus & Millichap, Inc.*	2,148	54,538

		143,393

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.*	9,321	198,910
Essent Group Ltd.*	8,392	174,553
HomeStreet, Inc.*	1,078	22,433
Impac Mortgage Holdings, Inc.*	1,179	16,353
LendingTree, Inc.*	932	91,131
Meridian Bancorp, Inc.	1,238	17,233
MGIC Investment Corp.*	23,022	176,579
Stonegate Mortgage Corp.*	397	2,279
United Financial Bancorp, Inc.	1,474	18,558
Walker & Dunlop, Inc.*	2,080	50,481
WSFS Financial Corp.	294	9,561

		778,071

Total Financials		17,465,878

Health Care (19.9%)
Biotechnology (6.0%)
Abeona Therapeutics, Inc.*	1,661	4,252
ACADIA Pharmaceuticals, Inc.*	22,529	629,911
Acceleron Pharma, Inc.*	3,835	101,206
Achillion Pharmaceuticals, Inc.*	18,273	141,068
Acorda Therapeutics, Inc.*	5,833	154,283
Aduro Biotech, Inc.*	1,251	16,025
Advaxis, Inc.*	4,562	41,195
Aegerion Pharmaceuticals, Inc.*	3,780	13,986
Affimed N.V.*	2,273	8,501
Agenus, Inc.*	9,126	37,964
Agios Pharmaceuticals, Inc.*	8,890	360,934
Aimmune Therapeutics, Inc.*	1,598	21,669
Alder Biopharmaceuticals, Inc.*	3,659	89,609
Alnylam Pharmaceuticals, Inc.*	6,983	438,323
AMAG Pharmaceuticals, Inc.*	5,198	121,633
Amicus Therapeutics, Inc.*	17,669	149,303
Anacor Pharmaceuticals, Inc.*	6,193	331,016
Anthera Pharmaceuticals, Inc.*	5,930	21,467
Applied Genetic Technologies Corp.*	1,282	17,922
Ardelyx, Inc.*	3,491	27,125
Arena Pharmaceuticals, Inc.*	37,970	74,801
ARIAD Pharmaceuticals, Inc.*	25,509	163,003
Array BioPharma, Inc.*	18,127	53,475
Arrowhead Research Corp.*	4,906	23,647
Asterias Biotherapeutics, Inc.*	1,536	7,219
Atara Biotherapeutics, Inc.*	2,641	50,258
aTyr Pharma, Inc.*	918	3,617
Avalanche Biotechnologies, Inc.*	2,916	15,076
Avexis, Inc.*	540	14,710
Axovant Sciences Ltd.*	1,882	21,605
Bellicum Pharmaceuticals, Inc.*	29,098	272,066
BioCryst Pharmaceuticals, Inc.*	8,580	24,281
BioSpecifics Technologies Corp.*	743	25,871
BioTime, Inc.*	8,894	25,526
Blueprint Medicines Corp.*	1,400	25,270
Cara Therapeutics, Inc.*	3,141	19,537
Catabasis Pharmaceuticals, Inc.*	426	2,147
Catalyst Pharmaceuticals, Inc.*	11,471	13,421
Celldex Therapeutics, Inc.*	13,847	52,342
Cellular Biomedicine Group, Inc.*	1,576	29,392
Cepheid, Inc.*	10,852	362,023
ChemoCentryx, Inc.*	4,088	10,179
Chiasma, Inc.*	1,094	10,021
Chimerix, Inc.*	7,059	36,071
Cidara Therapeutics, Inc.*	721	9,157
Clovis Oncology, Inc.*	11,112	213,350
Coherus Biosciences, Inc.*	3,534	75,027
Concert Pharmaceuticals, Inc.*	2,432	33,221
CorMedix, Inc.*	5,754	15,248
CTI BioPharma Corp.*	37,516	19,936
Curis, Inc.*	16,486	26,542
Cytokinetics, Inc.*	2,612	18,415
CytomX Therapeutics, Inc.*	1,002	12,926
CytRx Corp.*	10,416	27,915
Dicerna Pharmaceuticals, Inc.*	2,232	11,964
Dimension Therapeutics, Inc.*	544	4,260
Dynavax Technologies Corp.*	5,718	110,014

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Eagle Pharmaceuticals, Inc.*	1,341	$54,311
Edge Therapeutics, Inc.*	1,446	13,231
Editas Medicine, Inc.*	11,756	406,052
Emergent BioSolutions, Inc.*	3,163	114,975
Enanta Pharmaceuticals, Inc.*	2,518	73,954
Epizyme, Inc.*	6,054	73,374
Esperion Therapeutics, Inc.*	2,102	35,545
Exact Sciences Corp.*	14,246	96,018
Exelixis, Inc.*	33,443	133,772
Fibrocell Science, Inc.*	3,782	9,455
FibroGen, Inc.*	7,074	150,605
Five Prime Therapeutics, Inc.*	3,509	142,571
Flexion Therapeutics, Inc.*	2,058	18,934
Foundation Medicine, Inc.*	1,790	32,542
Galena Biopharma, Inc.*	28,684	39,010
Genocea Biosciences, Inc.*	3,532	27,338
Genomic Health, Inc.*	2,787	69,034
Geron Corp.*	23,430	68,416
Global Blood Therapeutics, Inc.*	909	14,417
Halozyme Therapeutics, Inc.*	16,015	151,662
Heron Therapeutics, Inc.*	4,567	86,727
Idera Pharmaceuticals, Inc.*	11,472	22,715
Ignyta, Inc.*	1,857	12,572
Immune Design Corp.*	1,671	21,723
ImmunoGen, Inc.*	13,375	113,955
Immunomedics, Inc.*	14,195	35,488
Infinity Pharmaceuticals, Inc.*	7,711	40,637
Inovio Pharmaceuticals, Inc.*	10,053	87,562
Insmed, Inc.*	26,687	338,124
Insys Therapeutics, Inc.*	3,694	59,067
Intrexon Corp.*	26,026	882,021
Invitae Corp.*	1,096	11,212
Ironwood Pharmaceuticals, Inc.*	47,738	522,254
Juno Therapeutics, Inc.*	9,136	347,990
Karyopharm Therapeutics, Inc.*	3,429	30,587
Keryx Biopharmaceuticals, Inc.*	15,619	72,941
Kite Pharma, Inc.*	4,862	223,214
La Jolla Pharmaceutical Co.*	2,166	45,291
Lexicon Pharmaceuticals, Inc.*	2,601	31,082
Ligand Pharmaceuticals, Inc.*	2,646	283,360
Lion Biotechnologies, Inc.*	7,121	36,175
MacroGenics, Inc.*	4,919	92,231
MannKind Corp.*	37,165	59,836
Medgenics, Inc.*	3,252	14,309
Merrimack Pharmaceuticals, Inc.*	16,307	136,490
MiMedx Group, Inc.*	16,105	140,758
Mirati Therapeutics, Inc.*	1,797	38,456
Momenta Pharmaceuticals, Inc.*	9,610	88,796
Myriad Genetics, Inc.*	10,485	392,454
NantKwest, Inc.*	1,028	8,450
Natera, Inc.*	1,515	14,423
Navidea Biopharmaceuticals, Inc.* .	17,784	16,797
Neurocrine Biosciences, Inc.*	12,914	510,749
NewLink Genetics Corp.*	3,294	59,951
Nivalis Therapeutics, Inc.*	556	2,319
Northwest Biotherapeutics, Inc.*	7,031	10,265
Novavax, Inc.*	40,636	209,682
Oncocyte Corp.*	390	1,798
OncoMed Pharmaceuticals, Inc.*	2,526	25,538
Oncothyreon, Inc.*	13,924	17,683
Ophthotech Corp.*	3,538	149,551
Organovo Holdings, Inc.*	14,432	31,317
Osiris Therapeutics, Inc.*	2,597	14,829
Otonomy, Inc.*	2,885	43,044
OvaScience, Inc.*	3,503	33,243
Peregrine Pharmaceuticals, Inc.*	33,502	14,088
Pfenex, Inc.*	2,421	23,798
Portola Pharmaceuticals, Inc.*	7,438	151,735
Progenics Pharmaceuticals, Inc.*	10,944	47,716
Proteon Therapeutics, Inc.*	1,104	8,545
Prothena Corp. plc*	5,048	207,776
PTC Therapeutics, Inc.*	5,278	33,990
Radius Health, Inc.*	4,939	155,282
Raptor Pharmaceutical Corp.*	12,662	58,245
REGENXBIO, Inc.*	1,194	12,895
Regulus Therapeutics, Inc.*	4,209	29,168
Repligen Corp.*	5,098	136,728
Retrophin, Inc.*	5,473	74,761
Rigel Pharmaceuticals, Inc.*	10,399	21,630
Sage Therapeutics, Inc.*	2,438	78,162
Sangamo BioSciences, Inc.*	10,945	66,217
Sarepta Therapeutics, Inc.*	6,796	132,658
Seres Therapeutics, Inc.*	1,268	33,678
Sorrento Therapeutics, Inc.*	4,225	22,731
Spark Therapeutics, Inc.*	10,078	297,402
Spectrum Pharmaceuticals, Inc.*	2,676	17,019
Stemline Therapeutics, Inc.*	423	1,971
Synergy Pharmaceuticals, Inc.*	15,701	43,335
Synta Pharmaceuticals Corp.*	13,400	3,216
T2 Biosystems, Inc.*	1,712	16,880
TESARO, Inc.*	3,478	153,136
TG Therapeutics, Inc.*	5,552	47,303
Threshold Pharmaceuticals, Inc.*	8,916	4,101
Tobira Therapeutics, Inc.*	347	2,838
Tokai Pharmaceuticals, Inc.*	594	3,332
Trevena, Inc.*	4,971	41,110
Trovagene, Inc.*	4,387	20,400
Ultragenyx Pharmaceutical, Inc.*	5,800	367,198
Vanda Pharmaceuticals, Inc.*	5,254	43,923
Verastem, Inc.*	623	984
Versartis, Inc.*	281	2,254
Vitae Pharmaceuticals, Inc.*	1,958	12,982
Vital Therapies, Inc.*	2,848	25,831
Voyager Therapeutics, Inc.*	1,022	8,922
vTv Therapeutics, Inc., Class A*	728	3,756
XBiotech, Inc.*	600	5,670
Xencor, Inc.*	4,465	59,920
XOMA Corp.*	11,322	8,752
Zafgen, Inc.*	2,451	16,373
ZIOPHARM Oncology, Inc.*	22,924	170,096

		14,472,314

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.	3,366	152,783
ABIOMED, Inc.*	6,354	602,423
Accuray, Inc.*	12,388	71,603
Analogic Corp.	189	14,933
Anika Therapeutics, Inc.*	1,791	80,093
Antares Pharma, Inc.*	22,987	20,001
AtriCure, Inc.*	3,346	56,313
Atrion Corp.	221	87,375
Cantel Medical Corp.	5,230	373,213
Cardiovascular Systems, Inc.*	4,740	49,154
Cerus Corp.*	12,636	74,931
ConforMIS, Inc.*	1,205	12,954
Corindus Vascular Robotics, Inc.*	3,232	3,201
Cutera, Inc.*	1,488	16,740
Cynosure, Inc., Class A*	3,055	134,787
EndoChoice Holdings, Inc.*	716	3,730
Endologix, Inc.*	11,514	96,257
Entellus Medical, Inc.*	703	12,788
GenMark Diagnostics, Inc.*	6,745	35,546
Glaukos Corp.*	859	14,483
Globus Medical, Inc., Class A*	10,406	247,142
Haemonetics Corp.*	3,727	130,370

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
HeartWare International, Inc.*	2,710	$85,148
ICU Medical, Inc.*	1,363	141,888
Inogen, Inc.*	2,458	110,561
Insulet Corp.*	8,572	284,248
Integra LifeSciences Holdings Corp.*	1,873	126,165
InVivo Therapeutics Holdings Corp.*	4,443	31,012
Invuity, Inc.*	531	3,834
iRadimed Corp.*	473	9,063
K2M Group Holdings, Inc.*	2,776	41,168
Lantheus Holdings, Inc.*	1,488	2,812
LDR Holding Corp.*	3,720	94,823
LeMaitre Vascular, Inc.	685	10,631
LivaNova plc*	4,715	254,516
Masimo Corp.*	6,637	277,692
Meridian Bioscience, Inc.	5,126	105,647
Natus Medical, Inc.*	4,978	191,305
Neogen Corp.*	5,599	281,910
Nevro Corp.*	2,519	141,719
Novocure Ltd.*	20,276	293,596
NuVasive, Inc.*	7,334	356,799
NxStage Medical, Inc.*	9,487	142,210
OraSure Technologies, Inc.*	786	5,683
Oxford Immunotec Global plc*	2,993	29,661
Penumbra, Inc.*	18,996	873,816
Quidel Corp.*	1,834	31,655
Rockwell Medical, Inc.*	7,093	53,268
RTI Surgical, Inc.*	6,993	27,972
SeaSpine Holdings Corp.*	584	8,550
Second Sight Medical Products, Inc.*	1,752	8,462
Sientra, Inc.*	1,105	7,558
Spectranetics Corp.*	6,652	96,587
STAAR Surgical Co.*	5,867	43,357
STERIS plc	13,008	924,218
SurModics, Inc.*	453	8,340
Tandem Diabetes Care, Inc.*	2,562	22,315
TransEnterix, Inc.*	712	3,026
Unilife Corp.*	16,990	11,553
Utah Medical Products, Inc.	572	35,773
Vascular Solutions, Inc.*	2,697	87,733
Veracyte, Inc.*	1,949	10,525
West Pharmaceutical Services, Inc.	10,985	761,480
Wright Medical Group N.V.*	6,932	115,071
Zeltiq Aesthetics, Inc.*	4,809	130,612

		8,574,782

Health Care Providers & Services (2.8%)
AAC Holdings, Inc.*	1,292	25,569
Aceto Corp.	3,967	93,462
Addus HomeCare Corp.*	109	1,874
Adeptus Health, Inc., Class A*	981	54,485
Air Methods Corp.*	5,977	216,487
Alliance HealthCare Services, Inc.*	303	2,179
Amedisys, Inc.*	3,357	162,277
AMN Healthcare Services, Inc.*	7,230	243,000
Amsurg Corp.*	1,977	147,484
BioTelemetry, Inc.*	4,230	49,406
Capital Senior Living Corp.*	4,628	85,711
Chemed Corp.	2,613	353,931
Civitas Solutions, Inc.*	1,887	32,890
CorVel Corp.*	1,340	52,823
Cross Country Healthcare, Inc.*	3,106	36,123
Diplomat Pharmacy, Inc.*	5,470	149,878
Ensign Group, Inc.	7,155	161,989
ExamWorks Group, Inc.*	6,239	184,425
Genesis Healthcare, Inc.*	2,709	6,285
HealthEquity, Inc.*	82,368	2,032,019
HealthSouth Corp.	13,855	521,364
Landauer, Inc.	1,496	49,473
LHC Group, Inc.*	123	4,374
Molina Healthcare, Inc.*	5,991	386,360
National Research Corp., Class A	1,210	18,815
National Research Corp., Class B	206	7,245
Nobilis Health Corp.*	4,694	14,645
Providence Service Corp.*	1,976	100,914
RadNet, Inc.*	5,238	25,300
Select Medical Holdings Corp.*	15,317	180,894
Surgery Partners, Inc.*	1,570	20,818
Surgical Care Affiliates, Inc.*	3,066	141,894
Team Health Holdings, Inc.*	10,976	458,907
Teladoc, Inc.*	1,170	11,232
Trupanion, Inc.*	2,159	21,266
U.S. Physical Therapy, Inc.	1,933	96,128
WellCare Health Plans, Inc.*	6,718	623,094

		6,775,020

Health Care Technology (5.5%)
athenahealth, Inc.*	43,383	6,020,693
Castlight Health, Inc., Class B*	210,192	699,939
Computer Programs & Systems, Inc.	1,688	87,978
Connecture, Inc.*	987	2,527
Evolent Health, Inc., Class A*	1,674	17,677
HealthStream, Inc.*	3,956	87,388
HMS Holdings Corp.*	12,976	186,206
Imprivata, Inc.*	1,495	18,882
Medidata Solutions, Inc.*	89,306	3,457,035
Omnicell, Inc.*	5,438	151,557
Press Ganey Holdings, Inc.*	38,778	1,166,442
Quality Systems, Inc.	7,458	113,660
Veeva Systems, Inc., Class A*	55,965	1,401,364
Vocera Communications, Inc.*	2,577	32,857

		13,444,205

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	3,853	55,368
Affymetrix, Inc.*	3,444	48,250
Albany Molecular Research, Inc.*	3,913	59,830
Cambrex Corp.*	4,743	208,692
Fluidigm Corp.*	4,318	34,846
INC Research Holdings, Inc., Class A*	2,018	83,162
Luminex Corp.*	464	9,001
NanoString Technologies, Inc.*	2,119	32,251
NeoGenomics, Inc.*	8,349	56,272
Pacific Biosciences of California, Inc.*	10,544	89,624
PAREXEL International Corp.*	8,420	528,187
PRA Health Sciences, Inc.*	2,971	127,040
Sequenom, Inc.*	18,948	26,717

		1,359,240

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	638	12,090
Aerie Pharmaceuticals, Inc.*	3,226	39,228
Agile Therapeutics, Inc.*	1,611	10,004
Alimera Sciences, Inc.*	4,807	8,412
Amphastar Pharmaceuticals, Inc.*	3,352	40,224
ANI Pharmaceuticals, Inc.*	1,257	42,311
Aralez Pharmaceuticals, Inc.*	8,317	29,525
Aratana Therapeutics, Inc.*	4,019	22,185
Assembly Biosciences, Inc.*	2,057	10,326
BioDelivery Sciences International, Inc.*	7,036	22,726
Carbylan Therapeutics, Inc.*	1,830	1,177
Catalent, Inc.*	12,696	338,602
Cempra, Inc.*	5,203	91,157
Collegium Pharmaceutical, Inc.*	1,137	20,637

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Corcept Therapeutics, Inc.*	9,891	$46,290
Corium International, Inc.*	1,616	6,238
Depomed, Inc.*	8,940	124,534
Dermira, Inc.*	801	16,565
Durect Corp.*	17,107	23,094
Flex Pharma, Inc.*	913	10,016
Foamix Pharmaceuticals Ltd.*	3,492	22,768
Heska Corp.*	940	26,790
Impax Laboratories, Inc.*	10,879	348,346
Innoviva, Inc.	10,950	137,861
Intersect ENT, Inc.*	2,508	47,652
Intra-Cellular Therapies, Inc.*	3,973	110,449
Lannett Co., Inc.*	3,960	71,003
Medicines Co.*	939	29,832
MyoKardia, Inc.*	677	7,251
Nektar Therapeutics*	19,787	272,071
Neos Therapeutics, Inc.*	761	8,211
Ocular Therapeutix, Inc.*	2,215	21,397
Omeros Corp.*	5,549	85,122
Orexigen Therapeutics, Inc.*	15,533	8,740
Pacira Pharmaceuticals, Inc.*	5,514	292,132
Paratek Pharmaceuticals, Inc.*	1,793	27,200
Pernix Therapeutics Holdings, Inc.*	6,828	7,169
Phibro Animal Health Corp., Class A	2,572	69,547
Prestige Brands Holdings, Inc.*	7,956	424,771
Relypsa, Inc.*	5,120	69,376
Revance Therapeutics, Inc.*	2,895	50,547
Sagent Pharmaceuticals, Inc.*	3,483	42,388
SciClone Pharmaceuticals, Inc.*	7,777	85,547
Sucampo Pharmaceuticals, Inc., Class A*	3,937	43,031
Supernus Pharmaceuticals, Inc.*	5,385	82,121
Teligent, Inc.*	6,384	31,282
Tetraphase Pharmaceuticals, Inc.*	5,363	24,831
TherapeuticsMD, Inc.*	21,566	138,022
VIVUS, Inc.*	16,000	22,400
XenoPort, Inc.*	8,946	40,346
Zogenix, Inc.*	3,873	35,787
Zynerba Pharmaceuticals, Inc.*	467	4,413

		3,603,744

Total Health Care		48,229,305

Industrials (17.8%)
Aerospace & Defense (2.6%)
Aerojet Rocketdyne Holdings, Inc.*	4,612	75,544
Astronics Corp.*	3,436	131,083
BWX Technologies, Inc.	156,326	5,246,301
Curtiss-Wright Corp.	401	30,344
HEICO Corp.	2,921	175,640
HEICO Corp., Class A	6,090	289,884
Moog, Inc., Class A*	535	24,439
Sparton Corp.*	829	14,914
TASER International, Inc.*	8,024	157,511
Teledyne Technologies, Inc.*	1,382	121,809
Vectrus, Inc.*	1,629	37,060

		6,304,529

Air Freight & Logistics (1.8%)
Echo Global Logistics, Inc.*	4,444	120,699
Forward Air Corp.	4,709	213,412
Hub Group, Inc., Class A*	4,992	203,624
Park-Ohio Holdings Corp.	1,385	59,306
Radiant Logistics, Inc.*	4,818	17,200
XPO Logistics, Inc.*	119,008	3,653,545

		4,267,786

Airlines (0.3%)
Allegiant Travel Co.	2,063	367,338
Hawaiian Holdings, Inc.*	7,289	343,968
Virgin America, Inc.*	3,537	136,386

		847,692

Building Products (0.7%)
AAON, Inc.	6,153	172,284
Advanced Drainage Systems, Inc.	5,258	111,996
American Woodmark Corp.*	1,986	148,136
Apogee Enterprises, Inc.	4,389	192,633
Builders FirstSource, Inc.*	7,935	89,428
Continental Building Products, Inc.*	4,620	85,747
Griffon Corp.	1,219	18,834
Insteel Industries, Inc.	2,620	80,093
Masonite International Corp.*	4,560	298,680
NCI Building Systems, Inc.*	4,256	60,435
Nortek, Inc.*	1,517	73,256
Patrick Industries, Inc.*	1,987	90,190
PGT, Inc.*	7,464	73,446
Ply Gem Holdings, Inc.*	3,247	45,620
Quanex Building Products Corp.	473	8,211
Simpson Manufacturing Co., Inc.	530	20,230
Trex Co., Inc.*	4,598	220,382

		1,789,601

Commercial Services & Supplies (1.2%)
ARC Document Solutions, Inc.*	6,646	29,907
Brink’s Co.	7,356	247,088
Casella Waste Systems, Inc., Class A*	1,305	8,743
CECO Environmental Corp.	923	5,732
Deluxe Corp.	4,194	262,083
G&K Services, Inc., Class A	2,184	159,978
Healthcare Services Group, Inc.	10,874	400,272
Heritage-Crystal Clean, Inc.*	198	1,968
Herman Miller, Inc.	9,022	278,690
HNI Corp.	6,707	262,713
InnerWorkings, Inc.*	2,164	17,204
Interface, Inc.	9,931	184,121
Kimball International, Inc., Class B	1,912	21,701
Knoll, Inc.	7,328	158,651
Matthews International Corp., Class A	252	12,970
Mobile Mini, Inc.	686	22,652
MSA Safety, Inc.	2,819	136,299
Multi-Color Corp.	1,975	105,366
SP Plus Corp.*	2,454	59,043
Steelcase, Inc., Class A	12,532	186,977
Team, Inc.*	4,351	132,170
U.S. Ecology, Inc.	3,245	143,299
West Corp.	980	22,364

		2,859,991

Construction & Engineering (0.3%)
Argan, Inc.	1,789	62,901
Comfort Systems USA, Inc.	5,275	167,587
Dycom Industries, Inc.*	5,193	335,832
Great Lakes Dredge & Dock Corp.*	576	2,569
HC2 Holdings, Inc.*	2,571	9,821
NV5 Global, Inc.*	735	19,720
Primoris Services Corp.	3,901	94,794

		693,224

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	920	16,560
AZZ, Inc.	3,914	221,532
Encore Wire Corp.	2,512	97,792
EnerSys, Inc.	1,870	104,196
Enphase Energy, Inc.*	4,072	9,488
Franklin Electric Co., Inc.	6,677	214,799
FuelCell Energy, Inc.*	884	5,985
Generac Holdings, Inc.*	10,518	391,690
General Cable Corp.	7,032	85,861

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Plug Power, Inc.*	16,257	$33,327
Power Solutions International, Inc.*	687	9,481
PowerSecure International, Inc.*	585	10,934
Sunrun, Inc.*	229	1,484
Thermon Group Holdings, Inc.*	640	11,238
Vicor Corp.*	2,372	24,859

		1,239,226

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	753	12,063

Machinery (5.8%)
Accuride Corp.*	5,251	8,139
Albany International Corp., Class A	573	21,539
Altra Industrial Motion Corp.	3,123	86,757
American Railcar Industries, Inc.	341	13,889
Blount International, Inc.*	7,194	71,796
Blue Bird Corp.*	688	7,465
CLARCOR, Inc.	7,208	416,550
Commercial Vehicle Group, Inc.*	4,440	11,766
Douglas Dynamics, Inc.	889	20,367
EnPro Industries, Inc.	2,041	117,725
FreightCar America, Inc.	1,004	15,642
Global Brass & Copper Holdings, Inc.	3,051	76,122
Gorman-Rupp Co.	677	17,555
Greenbrier Cos., Inc.	4,129	114,126
Harsco Corp.	12,582	68,572
Hillenbrand, Inc.	9,592	287,280
Hyster-Yale Materials Handling, Inc.	424	28,238
John Bean Technologies Corp.	4,446	250,799
Joy Global, Inc.	94,871	1,524,577
Kadant, Inc.	248	11,200
Lindsay Corp.	1,386	99,251
Lydall, Inc.*	903	29,366
Manitowoc Co., Inc.	314,130	1,360,183
Manitowoc Foodservice, Inc.*	314,130	4,630,276
Meritor, Inc.*	8,086	65,173
Milacron Holdings Corp.*	963	15,880
Miller Industries, Inc.	167	3,387
Mueller Industries, Inc.	5,729	168,547
Mueller Water Products, Inc., Class A	24,329	240,371
Navistar International Corp.*	500	6,260
NN, Inc.	4,217	57,689
Omega Flex, Inc.	421	14,642
Proto Labs, Inc.*	3,530	272,128
RBC Bearings, Inc.*	3,548	259,926
Rexnord Corp.*	15,414	311,671
Standex International Corp.	1,464	113,914
Sun Hydraulics Corp.	3,371	111,884
Tennant Co.	2,595	133,591
Terex Corp.	96,309	2,396,168
Titan International, Inc.	310	1,668
TriMas Corp.*	414	7,253
Wabash National Corp.*	10,191	134,521
Woodward, Inc.	6,519	339,118
Xerium Technologies, Inc.*	1,715	8,952

		13,951,923

Marine (0.1%)
Matson, Inc.	6,086	244,475

Professional Services (3.9%)
Advisory Board Co.*	107,258	3,459,070
Barrett Business Services, Inc.	1,129	32,459
CEB, Inc.	39,015	2,525,441
Exponent, Inc.	3,746	191,083
Franklin Covey Co.*	153	2,691
FTI Consulting, Inc.*	550	19,530
GP Strategies Corp.*	2,053	56,252
Heidrick & Struggles International, Inc.	101	2,394
Huron Consulting Group, Inc.*	443	25,778
Insperity, Inc.	2,394	123,842
Kforce, Inc.	3,851	75,403
Korn/Ferry International	4,138	117,064
Mistras Group, Inc.*	1,473	36,486
On Assignment, Inc.*	7,849	289,785
Resources Connection, Inc.	1,178	18,330
RPX Corp.*	1,052	11,846
TriNet Group, Inc.*	5,950	85,383
TrueBlue, Inc.*	6,315	165,137
Volt Information Sciences, Inc.*	828	6,235
WageWorks, Inc.*	45,040	2,279,474

		9,523,683

Road & Rail (0.4%)
ArcBest Corp.	1,299	28,045
Celadon Group, Inc.	3,024	31,692
Covenant Transportation Group, Inc., Class A*	1,756	42,478
Heartland Express, Inc.	7,616	141,277
Knight Transportation, Inc.	9,543	249,550
Marten Transport Ltd.	313	5,859
P.A.M. Transportation Services, Inc.*	443	13,644
Roadrunner Transportation Systems, Inc.*	1,696	21,132
Saia, Inc.*	3,740	105,281
Swift Transportation Co.*	13,384	249,344
Universal Truckload Services, Inc.	741	12,204
USA Truck, Inc.*	519	9,778
Werner Enterprises, Inc.	1,643	44,624
YRC Worldwide, Inc.*	907	8,453

		963,361

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	2,481	107,675
Beacon Roofing Supply, Inc.*	1,793	73,531
BMC Stock Holdings, Inc.*	5,496	91,344
DXP Enterprises, Inc.*	544	9,553
H&E Equipment Services, Inc.	4,602	80,673
Kaman Corp.	345	14,728
Lawson Products, Inc.*	574	11,239
Neff Corp., Class A*	705	5,245
Real Industry, Inc.*	2,314	20,132
Univar, Inc.*	2,847	48,911

		463,031

Total Industrials		43,160,585

Information Technology (27.1%)
Communications Equipment (1.0%)
Aerohive Networks, Inc.*	3,775	18,837
Alliance Fiber Optic Products, Inc.*	2,051	30,334
Applied Optoelectronics, Inc.*	2,162	32,235
CalAmp Corp.*	5,662	101,520
Ciena Corp.*	18,729	356,226
Clearfield, Inc.*	1,792	28,798
Extreme Networks, Inc.*	1,574	4,895
Harmonic, Inc.*	1,963	6,419
Infinera Corp.*	20,146	323,545
InterDigital, Inc.	4,895	272,407
Ixia*	8,520	106,159
KVH Industries, Inc.*	1,889	18,040
NetScout Systems, Inc.*	7,195	165,269
Novatel Wireless, Inc.*	4,778	8,457
Plantronics, Inc.	5,322	208,569

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ruckus Wireless, Inc.*	11,242	$110,284
ShoreTel, Inc.*	2,156	16,041
Ubiquiti Networks, Inc.*	4,082	135,808
ViaSat, Inc.*	5,527	406,124

		2,349,967

Electronic Equipment, Instruments & Components (1.7%)
Badger Meter, Inc.	2,172	144,460
Belden, Inc.	6,472	397,251
Cognex Corp.	19,957	777,325
Coherent, Inc.*	330	30,327
Daktronics, Inc.	1,209	9,551
DTS, Inc.*	2,445	53,252
ePlus, Inc.*	59	4,750
FARO Technologies, Inc.*	20,243	652,027
FEI Co.	6,318	562,365
InvenSense, Inc.*	12,150	102,060
Littelfuse, Inc.	2,960	364,406
Mesa Laboratories, Inc.	448	43,165
Methode Electronics, Inc.	5,778	168,949
MTS Systems Corp.	2,221	135,148
Newport Corp.*	2,071	47,633
OSI Systems, Inc.*	797	52,196
Plexus Corp.*	1,989	78,605
Rofin-Sinar Technologies, Inc.*	466	15,015
Rogers Corp.*	922	55,200
Universal Display Corp.*	6,104	330,226

		4,023,911

Internet Software & Services (12.0%)
Alarm.com Holdings, Inc.*	977	23,155
Amber Road, Inc.*	2,286	12,367
Angie’s List, Inc.*	106,360	858,325
Apigee Corp.*	648	5,385
Appfolio, Inc., Class A*	739	9,045
Autohome, Inc. (ADR)*	45,676	1,276,187
Bazaarvoice, Inc.*	4,039	12,723
Benefitfocus, Inc.*	45,161	1,506,119
Box, Inc., Class A*	2,100	25,746
Brightcove, Inc.*	4,805	29,983
Carbonite, Inc.*	2,686	21,407
Care.com, Inc.*	354	2,177
ChannelAdvisor Corp.*	3,393	38,171
Cimpress N.V.*	4,994	452,906
comScore, Inc.*	7,390	221,996
Cornerstone OnDemand, Inc.*	8,104	265,568
Criteo S.A. (ADR)*	113,604	4,705,478
Cvent, Inc.*	3,658	78,281
Demandware, Inc.*	5,011	195,930
DHI Group, Inc.*	2,337	18,860
EarthLink Holdings Corp.	16,104	91,310
Endurance International Group Holdings, Inc.*	8,680	91,400
Envestnet, Inc.*	6,008	163,418
Everyday Health, Inc.*	2,929	16,402
Five9, Inc.*	3,725	33,115
Gogo, Inc.*	8,755	96,393
GrubHub, Inc.*	229,193	5,759,620
GTT Communications, Inc.*	3,822	63,216
Hortonworks, Inc.*	1,098	12,407
inContact, Inc.*	8,706	77,396
Instructure, Inc.*	79	1,417
Internap Corp.*	8,888	24,264
Intralinks Holdings, Inc.*	3,518	27,722
j2 Global, Inc.	7,331	451,443
Just Eat plc*	326,358	1,768,525
LivePerson, Inc.*	8,975	52,504
LogMeIn, Inc.*	3,719	187,661
Marin Software, Inc.*	554	1,673
Marketo, Inc.*	76,550	1,498,084
MaxPoint Interactive, Inc.*	994	1,759
MINDBODY, Inc., Class A*	763	10,171
New Relic, Inc.*	25,183	656,773
NIC, Inc.	9,789	176,496
OPOWER, Inc.*	65,129	443,528
Q2 Holdings, Inc.*	3,040	73,082
Quotient Technology, Inc.*	87,368	926,101
Reis, Inc.	873	20,559
RetailMeNot, Inc.*	226	1,810
SciQuest, Inc.*	2,478	34,395
Shutterstock, Inc.*	55,986	2,056,366
SPS Commerce, Inc.*	2,489	106,878
Stamps.com, Inc.*	2,156	229,140
TechTarget, Inc.*	786	5,832
Travelzoo, Inc.*	1,004	8,152
TrueCar, Inc.*	7,696	43,021
Web.com Group, Inc.*	6,532	129,464
WebMD Health Corp.*	5,729	358,807
Wix.com Ltd.*	2,927	59,330
Xactly Corp.*	767	5,254
XO Group, Inc.*	4,133	66,335
Zillow Group, Inc., Class A*	49,056	1,253,381
Zillow Group, Inc., Class C*	98,673	2,341,510

		29,185,923

IT Services (2.0%)
6D Global Technologies, Inc.(b)*	678	203
Blackhawk Network Holdings, Inc.*	8,257	283,215
Cardtronics, Inc.*	6,824	245,596
Cass Information Systems, Inc.	1,020	53,397
CSG Systems International, Inc.	4,979	224,852
Datalink Corp.*	231	2,111
EPAM Systems, Inc.*	7,450	556,292
Euronet Worldwide, Inc.*	7,928	587,544
EVERTEC, Inc.	9,826	137,368
ExlService Holdings, Inc.*	4,693	243,097
Forrester Research, Inc.	1,587	53,339
Hackett Group, Inc.	3,752	56,730
Heartland Payment Systems, Inc.	5,592	540,019
Lionbridge Technologies, Inc.*	10,187	51,546
Luxoft Holding, Inc.*	2,770	152,433
MAXIMUS, Inc.	10,052	529,137
Perficient, Inc.*	3,743	81,298
PFSweb, Inc.*	1,800	23,616
Science Applications International Corp.	7,003	373,540
ServiceSource International, Inc.*	5,621	23,946
Syntel, Inc.*	4,811	240,213
TeleTech Holdings, Inc.	1,418	39,364
Travelport Worldwide Ltd.	11,220	153,265
Unisys Corp.*	4,987	38,400
Virtusa Corp.*	4,493	168,308

		4,858,829

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Energy Industries, Inc.*	3,280	114,111
Advanced Micro Devices, Inc.*	42,314	120,595
Ambarella, Inc.*	4,748	212,235
Applied Micro Circuits Corp.*	3,387	21,880
Cabot Microelectronics Corp.	3,137	128,335
Cascade Microtech, Inc.*	1,685	34,745
Cavium, Inc.*	8,408	514,233
CEVA, Inc.*	1,564	35,190
Cirrus Logic, Inc.*	9,656	351,575
Entegris, Inc.*	12,343	168,112
Exar Corp.*	801	4,606
FormFactor, Inc.*	4,201	30,541
Inphi Corp.*	5,767	192,272

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Integrated Device Technology, Inc.*	20,605	$421,166
Lattice Semiconductor Corp.*	4,619	26,236
MA-COM Technology Solutions Holdings, Inc.*	3,522	154,228
Mattson Technology, Inc.*	11,706	42,727
MaxLinear, Inc., Class A*	8,432	155,992
Microsemi Corp.*	15,216	582,925
Monolithic Power Systems, Inc.	6,009	382,413
NVE Corp.	339	19,164
PDF Solutions, Inc.*	3,916	52,396
Power Integrations, Inc.	3,031	150,519
Rambus, Inc.*	17,471	240,226
Rudolph Technologies, Inc.*	698	9,535
Semtech Corp.*	3,514	77,273
Silicon Laboratories, Inc.*	4,577	205,782
Synaptics, Inc.*	5,602	446,703
Tessera Technologies, Inc.	4,861	150,691
Xcerra Corp.*	3,523	22,970

		5,069,376

Software (7.8%)
A10 Networks, Inc.*	5,313	31,453
ACI Worldwide, Inc.*	17,717	368,336
American Software, Inc., Class A	531	4,779
Aspen Technology, Inc.*	12,975	468,787
AVG Technologies N.V.*	6,155	127,716
Barracuda Networks, Inc.*	1,179	18,157
Blackbaud, Inc.	7,126	448,154
Bottomline Technologies de, Inc.*	5,162	157,389
BroadSoft, Inc.*	4,386	176,975
Callidus Software, Inc.*	8,561	142,798
Code Rebel Corp.*	179	838
CommVault Systems, Inc.*	6,839	295,240
Digimarc Corp.*	1,110	33,633
Digital Turbine, Inc.*	8,240	9,806
Ebix, Inc.	4,045	164,996
Ellie Mae, Inc.*	18,071	1,637,955
Epiq Systems, Inc.	1,958	29,409
Fair Isaac Corp.	4,730	501,806
Fleetmatics Group plc*	60,044	2,444,391
Gigamon, Inc.*	4,066	126,127
Globant S.A.*	2,378	73,385
Glu Mobile, Inc.*	9,859	27,802
Guidance Software, Inc.*	3,180	13,674
Guidewire Software, Inc.*	75,459	4,111,006
HubSpot, Inc.*	2,915	127,152
Imperva, Inc.*	4,244	214,322
Infoblox, Inc.*	8,992	153,763
Interactive Intelligence Group, Inc.*	2,713	98,807
Jive Software, Inc.*	7,497	28,339
Manhattan Associates, Inc.*	11,232	638,764
MicroStrategy, Inc., Class A*	1,407	252,866
MobileIron, Inc.*	6,330	28,612
Model N, Inc.*	3,288	35,412
Monotype Imaging Holdings, Inc.	6,207	148,471
Park City Group, Inc.*	1,427	12,900
Paycom Software, Inc.*	4,764	169,598
Paylocity Holding Corp.*	2,418	79,165
Pegasystems, Inc.	5,360	136,037
Proofpoint, Inc.*	5,967	320,905
PROS Holdings, Inc.*	3,763	44,366
QAD, Inc., Class A	360	7,650
Qlik Technologies, Inc.*	13,824	399,790
Qualys, Inc.*	3,871	97,975
Rapid7, Inc.*	1,059	13,841
RealPage, Inc.*	7,941	165,490
RingCentral, Inc., Class A*	8,026	126,410
Rubicon Project, Inc.*	4,020	73,486
Sapiens International Corp. N.V.	2,908	34,838
Silver Spring Networks, Inc.*	5,342	78,795
Synchronoss Technologies, Inc.*	5,839	188,833
Take-Two Interactive Software, Inc.*	6,642	250,204
Tangoe, Inc.*	6,120	48,287
Textura Corp.*	3,112	57,977
TiVo, Inc.*	14,529	138,171
TubeMogul, Inc.*	2,453	31,742
Tyler Technologies, Inc.*	5,135	660,412
Varonis Systems, Inc.*	1,454	26,536
VASCO Data Security International, Inc.*	4,603	70,886
Verint Systems, Inc.*	8,791	293,444
VirnetX Holding Corp.*	7,146	32,800
Workiva, Inc.*	1,207	14,062
Xero Ltd.*	45,076	480,745
Xura, Inc.*	3,546	69,750
Zendesk, Inc.*	75,422	1,578,582
Zix Corp.*	9,225	36,254

		18,881,051

Technology Hardware, Storage & Peripherals (0.5%)
Avid Technology, Inc.*	3,330	22,511
CPI Card Group, Inc.	1,755	14,461
Cray, Inc.*	6,175	258,794
Diebold, Inc.	9,792	283,087
Eastman Kodak Co.*	2,794	30,315
Electronics for Imaging, Inc.*	7,100	300,969
Immersion Corp.*	4,473	36,947
Nimble Storage, Inc.*	7,988	62,626
Pure Storage, Inc., Class A*	2,998	41,043
Silicon Graphics International Corp.*	5,491	39,096
Super Micro Computer, Inc.*	5,549	189,110
Violin Memory, Inc.*	13,329	6,960

		1,285,919

Total Information Technology		65,654,976

Materials (2.6%)
Chemicals (1.7%)
A. Schulman, Inc.	3,878	105,559
American Vanguard Corp.*	469	7,401
Balchem Corp.	4,711	292,176
Calgon Carbon Corp.	3,803	53,318
Chase Corp.	976	51,328
Chemtura Corp.*	10,277	271,313
Core Molding Technologies, Inc.*	1,133	14,140
Ferro Corp.*	10,796	128,148
H.B. Fuller Co.	7,651	324,785
Hawkins, Inc.	262	9,456
KMG Chemicals, Inc.	1,525	35,182
Koppers Holdings, Inc.*	3,230	72,578
LSB Industries, Inc.*	1,077	13,732
Minerals Technologies, Inc.	4,936	280,612
Olin Corp.	11,147	193,623
OMNOVA Solutions, Inc.*	4,097	22,779
Platform Specialty Products Corp.*	133,486	1,147,980
PolyOne Corp.	13,547	409,797
Quaker Chemical Corp.	1,481	125,678
Rentech, Inc.*	2,974	6,602
Senomyx, Inc.*	6,480	16,848
Sensient Technologies Corp.	4,613	292,741
Solazyme, Inc.*	11,907	24,171
Stepan Co.	1,477	81,663
Trecora Resources*	3,242	31,188
Tredegar Corp.	764	12,010
Trinseo S.A.*	1,805	66,442
Valhi, Inc.	1,313	1,549

		4,092,799

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Headwaters, Inc.*	11,135	$220,918
Summit Materials, Inc., Class A*	4,711	91,629
U.S. Concrete, Inc.*	2,182	130,004
United States Lime & Minerals, Inc.	5	300

		442,851

Containers & Packaging (0.2%)
AEP Industries, Inc.	624	41,184
Berry Plastics Group, Inc.*	10,799	390,384
Multi Packaging Solutions International Ltd.*	1,767	28,678
Myers Industries, Inc.	3,825	49,190

		509,436

Metals & Mining (0.1%)
Century Aluminum Co.*	479	3,377
Ferroglobe plc	10,214	89,985
Handy & Harman Ltd.*	67	1,832
Haynes International, Inc.	101	3,686
Kaiser Aluminum Corp.	892	75,410
Olympic Steel, Inc.	287	4,968
Ryerson Holding Corp.*	285	1,585
Stillwater Mining Co.*	6,151	65,508
SunCoke Energy, Inc.	7,075	45,988
Worthington Industries, Inc.	1,724	61,443

		353,782

Paper & Forest Products (0.4%)
Boise Cascade Co.*	5,208	107,910
Clearwater Paper Corp.*	2,643	128,212
Deltic Timber Corp.	1,719	103,398
KapStone Paper and Packaging Corp.	12,821	177,571
Louisiana-Pacific Corp.*	19,877	340,294
Neenah Paper, Inc.	1,429	90,970
Schweitzer-Mauduit International, Inc.	854	26,884

		975,239

Total Materials		6,374,107

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	4,862	48,912
Cogent Communications Holdings, Inc.	6,958	271,571
Consolidated Communications Holdings, Inc.	5,122	131,943
FairPoint Communications, Inc.*	3,264	48,568
General Communication, Inc., Class A*	5,470	100,210
IDT Corp., Class B	457	7,125
Inteliquent, Inc.	2,185	35,069
Intelsat S.A.*	1,319	3,324
Lumos Networks Corp.*	3,013	38,687
pdvWireless, Inc.*	1,416	48,625
Straight Path Communications, Inc., Class B*	1,467	45,521
Vonage Holdings Corp.*	3,184	14,551
Windstream Holdings, Inc.	13,462	103,388

		897,494

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,274	25,275
Shenandoah Telecommunications Co.	6,244	167,027

		192,302

Total Telecommunication Services		1,089,796

Utilities (0.1%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B*	376	2,861
Spark Energy, Inc., Class A	409	7,362

		10,223

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	2,399	98,935
TerraForm Global, Inc., Class A	1,728	4,113
Vivint Solar, Inc.*	1,840	4,876

		107,924

Water Utilities (0.0%)
American States Water Co.	485	19,090
York Water Co.	124	3,784

		22,874

Total Utilities		141,021

Total Common Stocks (97.2%) (Cost $220,899,957)		235,446,058

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%(b)*†	139,552	—

Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc.
0.000%(b)*†	10,195	—

Total Preferred Stocks (0.0%) (Cost $969,195)		—

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
Vince Holding Corp. expiring 4/14/16*	2,286	605

Total Consumer Discretionary		605

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	22,179	18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	899	405

Total Health Care		18,869

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	1,729	3,268

Total Telecommunication Services		3,268

Total Rights (0.0%) (Cost $—)		22,742

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Lindblad Expeditions Holdings, Inc., expiring 7/8/20*	31,644	82,274

Total Consumer Discretionary		82,274

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Warrants	Value (Note 1)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*†	855	$—

Total Energy		—

Total Warrants (0.0%) (Cost $15,762)		82,274

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,659,411	4,659,411

Total Short-Term Investment (1.9%) (Cost $4,659,411)		4,659,411

Total Investments (99.1%) (Cost $226,544,325)		240,210,485
Other Assets Less Liabilities (0.9%)		2,109,841

Net Assets (100%)		$242,320,326

*	Non-income producing.

†	Securities (totaling $22,137 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	3	June-16	$318,748	$332,880	$14,132

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$46,259,603	$1,389,115	$—		$47,648,718
Consumer Staples	4,463,193	—	—		4,463,193
Energy	1,218,479	—	—		1,218,479
Financials	17,465,878	—	—		17,465,878
Health Care	48,229,305	—	—		48,229,305
Industrials	43,160,585	—	—		43,160,585
Information Technology	63,390,691	2,264,285	—		65,654,976
Materials	6,374,107	—	—		6,374,107
Telecommunication Services	1,089,796	—	—		1,089,796
Utilities	141,021	—	—		141,021
Futures	14,132	—	—		14,132
Preferred Stocks
Consumer Discretionary	—	—	—	(c)	—	(c)
Rights
Consumer Discretionary	—	605	—		605
Health Care	—	—	18,869		18,869
Telecommunication Services	—	—	3,268		3,268
Short-Term Investments	4,659,411	—	—		4,659,411
Warrants
Consumer Discretionary	—	82,274	—		82,274
Energy	—	—	—	(c)	—	(c)

Total Assets	$236,466,201	$3,736,279	$22,137		$240,224,617

Total Liabilities	$—	$—	$—		$—

Total	$236,466,201	$3,736,279	$22,137		$240,224,617

(a)	Securities with a market value of $8,654 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $97,289 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,445,591
Aggregate gross unrealized depreciation	(37,144,544)

Net unrealized appreciation	$13,301,047

Federal income tax cost of investments	$226,909,438

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.2%)
BorgWarner, Inc.	3,136	$120,423
Delphi Automotive plc	3,886	291,528
Goodyear Tire & Rubber Co.	3,734	123,147
International Automotive Components Group North America LLC*†	131,578	56,513
Johnson Controls, Inc.	9,088	354,159

		945,770

Automobiles (0.9%)
Ford Motor Co.	55,127	744,214
General Motors Co.	145,346	4,568,225
Harley-Davidson, Inc.	2,572	132,021

		5,444,460

Distributors (0.0%)
Genuine Parts Co.	2,140	212,630

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,224	85,178

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	6,353	335,248
Chipotle Mexican Grill, Inc.*	426	200,633
Darden Restaurants, Inc.	1,600	106,080
Marriott International, Inc., Class A	2,706	192,613
McDonald’s Corp.	12,736	1,600,660
Royal Caribbean Cruises Ltd.	2,379	195,435
Starbucks Corp.	20,833	1,243,730
Starwood Hotels & Resorts Worldwide, Inc.	2,395	199,815
Wyndham Worldwide Corp.	1,568	119,842
Wynn Resorts Ltd.	1,132	105,763
Yum! Brands, Inc.	5,735	469,410

		4,769,229

Household Durables (0.2%)
D.R. Horton, Inc.	4,546	137,426
Garmin Ltd.	1,617	64,615
Harman International Industries, Inc.	988	87,972
Leggett & Platt, Inc.	1,858	89,927
Lennar Corp., Class A	2,553	123,463
Mohawk Industries, Inc.*	895	170,856
Newell Rubbermaid, Inc.	3,760	166,530
PulteGroup, Inc.	4,564	85,392
Whirlpool Corp.	1,100	198,374

		1,124,555

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	5,447	3,233,557
Expedia, Inc.	1,652	178,119
Netflix, Inc.*	6,048	618,287
Priceline Group, Inc.*	699	900,983
TripAdvisor, Inc.*	1,583	105,269

		5,036,215

Leisure Products (0.1%)
Hasbro, Inc.	1,556	124,636
Mattel, Inc.	4,754	159,829

		284,465

Media (5.0%)
Cablevision Systems Corp. - New York Group, Class A	51,898	1,712,634
CBS Corp. (Non-Voting), Class B	73,905	4,071,426
Comcast Corp., Class A	34,345	2,097,793
Discovery Communications, Inc., Class A*	1,995	57,117
Discovery Communications, Inc., Class C*	3,515	94,905
Interpublic Group of Cos., Inc.	5,710	131,044
News Corp., Class A	5,139	65,625
News Corp., Class B	1,628	21,571
Omnicom Group, Inc.	3,380	281,317
RELX plc	202,624	3,765,782
Scripps Networks Interactive, Inc., Class A	1,311	85,871
TEGNA, Inc.	3,015	70,732
Time Warner Cable, Inc.	39,942	8,172,932
Time Warner, Inc.	40,889	2,966,497
Tribune Co., Class 1C Litigation Interests*†	24,120	—
Twenty-First Century Fox, Inc., Class A	16,243	452,855
Twenty-First Century Fox, Inc., Class B	137,094	3,866,051
Viacom, Inc., Class B	4,940	203,923
Walt Disney Co.	21,180	2,103,386

		30,221,461

Multiline Retail (0.6%)
Dollar General Corp.	4,083	349,505
Dollar Tree, Inc.*	3,331	274,674
Kohl’s Corp.	2,637	122,911
Macy’s, Inc.	52,113	2,297,662
Nordstrom, Inc.	1,808	103,436
Target Corp.	8,519	700,943

		3,849,131

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	1,028	164,830
AutoNation, Inc.*	1,037	48,407
AutoZone, Inc.*	428	340,983
Bed Bath & Beyond, Inc.*	2,336	115,959
Best Buy Co., Inc.	4,015	130,247
CarMax, Inc.*	2,784	142,262
GameStop Corp., Class A	1,411	44,771
Gap, Inc.	3,172	93,257
Home Depot, Inc.	17,896	2,387,863
L Brands, Inc.	3,574	313,833
Lowe’s Cos., Inc.	12,925	979,069
Office Depot, Inc.*	265,342	1,883,928
O’Reilly Automotive, Inc.*	1,366	373,820
Ross Stores, Inc.	5,683	329,046
Signet Jewelers Ltd.	1,108	137,425
Staples, Inc.	8,908	98,255
Tiffany & Co.	1,544	113,299
TJX Cos., Inc.	9,479	742,680
Tractor Supply Co.	1,914	173,140
Urban Outfitters, Inc.*	1,280	42,355

		8,655,429

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	3,873	155,269
Hanesbrands, Inc.	5,571	157,882
Michael Kors Holdings Ltd.*	2,541	144,735
NIKE, Inc., Class B	19,054	1,171,249
PVH Corp.	1,180	116,891
Ralph Lauren Corp.	803	77,297
Under Armour, Inc., Class A*	2,549	216,232
VF Corp.	4,776	309,294

		2,348,849

Total Consumer Discretionary		62,977,372

Consumer Staples (10.4%)
Beverages (1.7%)
Brown-Forman Corp., Class B	1,407	138,548
Coca-Cola Co.	54,918	2,547,646

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Enterprises, Inc.	2,947	$149,531
Constellation Brands, Inc., Class A	2,481	374,854
Dr. Pepper Snapple Group, Inc.	2,643	236,337
Molson Coors Brewing Co., Class B	2,596	249,683
Monster Beverage Corp.*	2,120	282,766
PepsiCo, Inc.	59,038	6,050,214

		10,029,579

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	6,210	978,572
CVS Health Corp.	46,424	4,815,561
Kroger Co.	93,030	3,558,397
Rite Aid Corp.*	180,817	1,473,658
Sysco Corp.	7,367	344,260
Walgreens Boots Alliance, Inc.	58,690	4,944,046
Wal-Mart Stores, Inc.	22,136	1,516,095
Whole Foods Market, Inc.	4,590	142,795

		17,773,384

Food Products (0.7%)
Archer-Daniels-Midland Co.	8,455	307,001
Campbell Soup Co.	2,536	161,771
ConAgra Foods, Inc.	6,130	273,521
General Mills, Inc.	8,387	531,316
Hershey Co.	2,039	187,772
Hormel Foods Corp.	3,786	163,707
J.M. Smucker Co.	1,702	220,988
Kellogg Co.	3,548	271,599
Kraft Heinz Co.	8,408	660,532
McCormick & Co., Inc. (Non-Voting)	1,629	162,053
Mead Johnson Nutrition Co.	2,616	222,282
Mondelez International, Inc., Class A	22,136	888,096
Tyson Foods, Inc., Class A	4,121	274,706

		4,325,344

Household Products (0.9%)
Church & Dwight Co., Inc.	1,854	170,902
Clorox Co.	1,837	231,572
Colgate-Palmolive Co.	12,585	889,130
Energizer Holdings, Inc.	14,285	578,686
Kimberly-Clark Corp.	5,094	685,194
Procter & Gamble Co.	37,429	3,080,781

		5,636,265

Personal Products (0.2%)
Edgewell Personal Care Co.	14,285	1,150,371
Estee Lauder Cos., Inc., Class A	3,123	294,530

		1,444,901

Tobacco (3.9%)
Altria Group, Inc.	88,277	5,531,437
British American Tobacco plc	99,055	5,818,751
Imperial Brands plc	78,434	4,351,701
Philip Morris International, Inc.	39,071	3,833,256
Reynolds American, Inc.	76,963	3,872,008

		23,407,153

Total Consumer Staples		62,616,626

Energy (6.2%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	68,029	2,981,711
Cameron International Corp.*	2,697	180,834
Diamond Offshore Drilling, Inc.	1,011	21,969
FMC Technologies, Inc.*	3,281	89,768
Halliburton Co.	12,150	433,998
Helmerich & Payne, Inc.	1,492	87,610
National Oilwell Varco, Inc.	5,332	165,825
Schlumberger Ltd.	17,695	1,305,007
Transocean Ltd.	4,672	42,702

		5,309,424

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	21,917	1,020,675
Apache Corp.	34,965	1,706,642
BP plc	339,359	1,706,646
Cabot Oil & Gas Corp.	6,416	145,707
California Resources Corp.	5	5
Chesapeake Energy Corp.	7,784	32,070
Chevron Corp.	26,539	2,531,821
Cimarex Energy Co.	1,355	131,801
Columbia Pipeline Group, Inc.	5,596	140,460
Concho Resources, Inc.*	1,833	185,206
ConocoPhillips Co.	17,449	702,671
CONSOL Energy, Inc.	102,914	1,161,899
Devon Energy Corp.	7,219	198,089
EOG Resources, Inc.	7,781	564,745
EQT Corp.	2,238	150,528
Exxon Mobil Corp.	58,542	4,893,526
Hess Corp.	3,708	195,226
Kinder Morgan, Inc.	214,354	3,828,362
Marathon Oil Corp.	243,520	2,712,813
Marathon Petroleum Corp.	7,470	277,735
Murphy Oil Corp.	2,392	60,254
Newfield Exploration Co.*	2,756	91,637
Noble Energy, Inc.	6,003	188,554
Occidental Petroleum Corp.	10,789	738,291
ONEOK, Inc.	3,048	91,013
Phillips 66	6,605	571,927
Pioneer Natural Resources Co.	2,302	323,983
Range Resources Corp.	2,339	75,737
Royal Dutch Shell plc, Class A	214,934	5,211,728
Southwestern Energy Co.*	5,662	45,692
Spectra Energy Corp.	9,508	290,945
Tesoro Corp.	1,676	144,153
Valero Energy Corp.	6,640	425,890
Williams Cos., Inc.	88,542	1,422,870

		31,969,301

Total Energy		37,278,725

Financials (18.2%)
Banks (6.6%)
Bank of America Corp.	145,677	1,969,553
Barclays plc	807,990	1,740,713
BB&T Corp.	10,947	364,207
CIT Group, Inc.	74,007	2,296,437
Citigroup, Inc.	112,052	4,678,171
Citizens Financial Group, Inc.	149,232	3,126,410
Columbia Banking System, Inc.	6,450	192,984
Comerica, Inc.	2,416	91,494
FCB Financial Holdings, Inc., Class A*	39,554	1,315,566
Fifth Third Bancorp	10,981	183,273
Guaranty Bancorp	18,334	283,444
Huntington Bancshares, Inc./Ohio	11,037	105,293
JPMorgan Chase & Co.	123,066	7,287,969
KeyCorp	11,773	129,974
M&T Bank Corp.	2,262	251,082
People’s United Financial, Inc.	4,157	66,221
PNC Financial Services Group, Inc.‡	76,976	6,509,860
Regions Financial Corp.	18,670	146,559
SunTrust Banks, Inc./Georgia	68,741	2,480,175
U.S. Bancorp	23,070	936,411
Wells Fargo & Co.	116,032	5,611,308
Zions Bancorp	2,931	70,960

		39,838,064

Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	749	121,638

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	2,393	$224,966
Bank of New York Mellon Corp.	15,188	559,374
BlackRock, Inc.‡	1,772	603,490
Charles Schwab Corp.	16,990	476,060
E*TRADE Financial Corp.*	4,015	98,327
Franklin Resources, Inc.	5,274	205,950
Goldman Sachs Group, Inc.	5,532	868,413
Invesco Ltd.	5,893	181,328
Legg Mason, Inc.	1,598	55,419
Lehman Brothers Holdings, Inc. Claim Assignment*	10,579,142	624,169
Morgan Stanley	21,525	538,340
Northern Trust Corp.	3,032	197,595
State Street Corp.	5,662	331,340
T. Rowe Price Group, Inc.	3,524	258,873

		5,345,282

Consumer Finance (0.8%)
Ally Financial, Inc.*	67,136	1,256,786
American Express Co.	37,149	2,280,949
Capital One Financial Corp.	7,466	517,468
Discover Financial Services	5,857	298,238
Navient Corp.	5,006	59,922
Synchrony Financial*	11,700	335,322

		4,748,685

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	26,428	3,749,605
CME Group, Inc./Illinois	4,746	455,853
Intercontinental Exchange, Inc.	1,667	391,979
Leucadia National Corp.	4,819	77,923
McGraw Hill Financial, Inc.	3,738	369,987
Moody’s Corp.	2,400	231,744
Nasdaq, Inc.	1,603	106,407
Voya Financial, Inc.	46,744	1,391,569

		6,775,067

Insurance (7.1%)
Aflac, Inc.	5,903	372,716
Alleghany Corp.*	7,585	3,763,677
Allstate Corp.	56,622	3,814,624
American International Group, Inc.	119,264	6,446,219
Aon plc	3,794	396,283
Assurant, Inc.	883	68,124
Chubb Ltd.	50,428	6,008,496
Cincinnati Financial Corp.	2,060	134,642
Hartford Financial Services Group, Inc.	5,610	258,509
Lincoln National Corp.	3,396	133,123
Loews Corp.	3,780	144,623
Marsh & McLennan Cos., Inc.	7,320	444,983
MetLife, Inc.	87,349	3,838,115
Principal Financial Group, Inc.	3,851	151,922
Progressive Corp.	8,166	286,953
Prudential Financial, Inc.	6,300	454,986
Torchmark Corp.	1,576	85,356
Travelers Cos., Inc.	4,175	487,264
Unum Group	3,389	104,788
White Mountains Insurance Group Ltd.	13,142	10,547,769
Willis Towers Watson plc	1,961	232,692
XL Group plc	127,667	4,698,146

		42,874,010

Real Estate Investment Trusts (REITs) (1.7%)
Alexander’s, Inc. (REIT)	6,879	2,617,804
American Tower Corp. (REIT)	5,995	613,708
Apartment Investment & Management Co. (REIT), Class A	2,276	95,182
AvalonBay Communities, Inc. (REIT)	1,921	365,374
Boston Properties, Inc. (REIT)	2,179	276,907
Crown Castle International Corp. (REIT)	4,684	405,166
Equinix, Inc. (REIT)	978	323,434
Equity Residential (REIT)	5,111	383,478
Essex Property Trust, Inc. (REIT)	937	219,127
Extra Space Storage, Inc. (REIT)	1,761	164,583
Federal Realty Investment Trust (REIT)	1,001	156,206
General Growth Properties, Inc. (REIT)	8,237	244,886
HCP, Inc. (REIT)	6,622	215,745
Host Hotels & Resorts, Inc. (REIT)	10,546	176,118
Iron Mountain, Inc. (REIT)	2,813	95,389
Kimco Realty Corp. (REIT)	5,800	166,924
Macerich Co. (REIT)	1,782	141,206
Prologis, Inc. (REIT)	7,356	324,988
Public Storage (REIT)	2,085	575,106
Realty Income Corp. (REIT)	3,555	222,223
Simon Property Group, Inc. (REIT)	4,367	906,982
SL Green Realty Corp. (REIT)	1,389	134,566
UDR, Inc. (REIT)	3,813	146,915
Ventas, Inc. (REIT)	4,727	297,612
Vornado Realty Trust (REIT)	2,450	231,354
Welltower, Inc. (REIT)	5,043	349,682
Weyerhaeuser Co. (REIT)	11,060	342,651

		10,193,316

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,176	120,353
Forestar Group, Inc.*	21,907	285,667

		406,020

Total Financials		110,180,444

Health Care (12.0%)
Biotechnology (1.1%)
Alexion Pharmaceuticals, Inc.*	3,162	440,214
Amgen, Inc.	10,619	1,592,107
Baxalta, Inc.	9,608	388,163
Biogen, Inc.*	3,085	803,087
Celgene Corp.*	11,024	1,103,392
Gilead Sciences, Inc.	19,278	1,770,877
Regeneron Pharmaceuticals, Inc.*	1,104	397,926
Vertex Pharmaceuticals, Inc.*	3,448	274,081

		6,769,847

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	20,766	868,642
Baxter International, Inc.	7,765	318,986
Becton, Dickinson and Co.	2,991	454,094
Boston Scientific Corp.*	18,875	355,039
C.R. Bard, Inc.	1,051	213,006
DENTSPLY SIRONA, Inc.	3,520	216,938
Edwards Lifesciences Corp.*	3,047	268,776
Hologic, Inc.*	3,481	120,094
Intuitive Surgical, Inc.*	525	315,551
Medtronic plc	133,748	10,031,100
St. Jude Medical, Inc.	4,024	221,320
Stryker Corp.	43,894	4,709,387
Varian Medical Systems, Inc.*	1,357	108,587
Zimmer Biomet Holdings, Inc.	2,513	267,961

		18,469,481

Health Care Providers & Services (1.4%)
Aetna, Inc.	4,937	554,672
AmerisourceBergen Corp.	2,732	236,455
Anthem, Inc.	3,699	514,124

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Health, Inc.	4,616	$378,281
Centene Corp.*	2,396	147,522
Cigna Corp.	13,527	1,856,445
DaVita HealthCare Partners, Inc.*	2,362	173,323
Express Scripts Holding Co.*	9,410	646,373
HCA Holdings, Inc.*	4,299	335,537
Henry Schein, Inc.*	1,147	198,007
Humana, Inc.	2,080	380,536
Laboratory Corp. of America Holdings*	1,415	165,739
McKesson Corp.	3,229	507,760
Patterson Cos., Inc.	1,121	52,160
Quest Diagnostics, Inc.	2,006	143,329
Tenet Healthcare Corp.*	1,482	42,874
UnitedHealth Group, Inc.	13,413	1,728,936
Universal Health Services, Inc., Class B	1,282	159,891

		8,221,964

Health Care Technology (0.0%)
Cerner Corp.*	4,246	224,868

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	4,688	186,817
Illumina, Inc.*	2,088	338,485
PerkinElmer, Inc.	1,541	76,218
Thermo Fisher Scientific, Inc.	5,600	792,904
Waters Corp.*	1,154	152,236

		1,546,660

Pharmaceuticals (6.2%)
AbbVie, Inc.	22,724	1,297,995
Allergan plc*	5,566	1,491,855
Bristol-Myers Squibb Co.	23,536	1,503,480
Eli Lilly & Co.	92,991	6,696,282
Endo International plc*	2,934	82,592
Johnson & Johnson	38,907	4,209,737
Mallinckrodt plc*	1,616	99,029
Merck & Co., Inc.	205,299	10,862,370
Mylan N.V.*	5,775	267,671
Novartis AG (ADR)	61,992	4,490,701
Perrigo Co. plc	2,082	266,350
Pfizer, Inc.	85,308	2,528,529
Teva Pharmaceutical Industries Ltd. (ADR)	62,987	3,370,434
Zoetis, Inc.	6,420	284,599

		37,451,624

Total Health Care		72,684,444

Industrials (6.4%)
Aerospace & Defense (1.8%)
B/E Aerospace, Inc.	28,656	1,321,615
Boeing Co.	8,778	1,114,279
General Dynamics Corp.	4,126	542,033
Honeywell International, Inc.	10,862	1,217,087
Huntington Ingalls Industries, Inc.	20,639	2,826,305
KLX, Inc.*	16,096	517,325
L-3 Communications Holdings, Inc.	1,120	132,720
Lockheed Martin Corp.	3,708	821,322
Northrop Grumman Corp.	2,559	506,426
Raytheon Co.	4,225	518,112
Rockwell Collins, Inc.	1,858	171,326
Textron, Inc.	3,882	141,538
United Technologies Corp.	10,972	1,098,297

		10,928,385

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	1,986	147,421
Expeditors International of Washington, Inc.	2,617	127,736
FedEx Corp.	3,628	590,348
United Parcel Service, Inc., Class B	9,719	1,025,063

		1,890,568

Airlines (0.3%)
American Airlines Group, Inc.	8,521	349,446
Delta Air Lines, Inc.	10,931	532,121
Southwest Airlines Co.	9,009	403,603
United Continental Holdings, Inc.*	5,094	304,927

		1,590,097

Building Products (0.0%)
Allegion plc	1,324	84,352
Masco Corp.	4,777	150,237

		234,589

Commercial Services & Supplies (0.2%)
ADT Corp.	2,313	95,435
Cintas Corp.	1,230	110,466
Pitney Bowes, Inc.	2,647	57,016
Republic Services, Inc.	3,381	161,105
Stericycle, Inc.*	1,186	149,661
Tyco International plc	5,932	217,764
Waste Management, Inc.	5,827	343,793

		1,135,240

Construction & Engineering (0.0%)
Fluor Corp.	1,961	105,306
Jacobs Engineering Group, Inc.*	1,764	76,822
Quanta Services, Inc.*	2,172	49,000

		231,128

Electrical Equipment (0.2%)
AMETEK, Inc.	3,312	165,534
Eaton Corp. plc	6,494	406,265
Emerson Electric Co.	9,084	493,988
Rockwell Automation, Inc.	1,875	213,281

		1,279,068

Industrial Conglomerates (1.1%)
3M Co.	8,540	1,423,020
Danaher Corp.	8,428	799,480
General Electric Co.	131,625	4,184,359
Roper Technologies, Inc.	1,433	261,909

		6,668,768

Machinery (1.5%)
Caterpillar, Inc.	52,812	4,042,230
CNH Industrial N.V.	194,168	1,320,139
Cummins, Inc.	2,288	251,543
Deere & Co.	4,241	326,515
Dover Corp.	2,174	139,853
Federal Signal Corp.	71,920	953,659
Flowserve Corp.	1,794	79,672
Illinois Tool Works, Inc.	4,591	470,302
Ingersoll-Rand plc	3,634	225,344
PACCAR, Inc.	4,924	269,294
Parker-Hannifin Corp.	1,887	209,608
Pentair plc	2,607	141,456
Snap-on, Inc.	808	126,848
Stanley Black & Decker, Inc.	2,164	227,674
Xylem, Inc.	2,476	101,268

		8,885,405

Marine (0.5%)
A. P. Moeller - Maersk A/S, Class B*	2,117	2,776,976

Professional Services (0.1%)
Dun & Bradstreet Corp.	491	50,612
Equifax, Inc.	1,663	190,064
Nielsen Holdings plc	5,095	268,303

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	1,800	$83,844
Verisk Analytics, Inc.*	2,184	174,545

		767,368

Road & Rail (0.3%)
CSX Corp.	13,680	352,260
J.B. Hunt Transport Services, Inc.	1,258	105,974
Kansas City Southern	1,522	130,055
Norfolk Southern Corp.	4,190	348,818
Ryder System, Inc.	798	51,694
Union Pacific Corp.	11,922	948,395

		1,937,196

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,086	200,214
United Rentals, Inc.*	1,285	79,914
W.W. Grainger, Inc.	813	189,779

		469,907

Total Industrials		38,794,695

Information Technology (15.2%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	234,572	6,678,265
F5 Networks, Inc.*	972	102,886
Harris Corp.	1,728	134,542
Juniper Networks, Inc.	4,915	125,382
Motorola Solutions, Inc.	2,255	170,703
Nokia Oyj	274,476	1,631,904
Nokia Oyj (ADR)	238,527	1,409,695

		10,253,377

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	4,308	249,089
Corning, Inc.	15,614	326,177
FLIR Systems, Inc.	1,872	61,682
TE Connectivity Ltd.	5,248	324,956

		961,904

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	2,497	138,758
Alphabet, Inc., Class A*	4,128	3,149,251
Alphabet, Inc., Class C*	4,192	3,122,831
eBay, Inc.*	15,285	364,700
Facebook, Inc., Class A*	32,376	3,694,102
VeriSign, Inc.*	1,378	122,008
Yahoo!, Inc.*	12,340	454,235

		11,045,885

IT Services (2.2%)
Accenture plc, Class A	8,861	1,022,559
Alliance Data Systems Corp.*	838	184,360
Automatic Data Processing, Inc.	6,472	580,603
Cognizant Technology Solutions Corp., Class A*	8,618	540,349
CSRA, Inc.	2,038	54,822
Fidelity National Information Services, Inc.	3,876	245,390
Fiserv, Inc.*	3,149	323,024
International Business Machines Corp.	12,476	1,889,490
MasterCard, Inc., Class A	13,835	1,307,407
Paychex, Inc.	4,579	247,312
PayPal Holdings, Inc.*	15,726	607,024
Teradata Corp.*	1,790	46,970
Total System Services, Inc.	2,328	110,766
Visa, Inc., Class A	27,082	2,071,231
Western Union Co.	7,100	136,959
Xerox Corp.	334,617	3,734,326

		13,102,592

Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	4,344	257,121
Applied Materials, Inc.	15,874	336,211
Broadcom Ltd.	5,243	810,043
First Solar, Inc.*	1,095	74,975
Intel Corp.	66,716	2,158,263
KLA-Tencor Corp.	2,208	160,764
Lam Research Corp.	2,223	183,620
Linear Technology Corp.	3,356	149,543
Microchip Technology, Inc.	2,833	136,551
Micron Technology, Inc.*	14,564	152,485
NVIDIA Corp.	7,258	258,603
Qorvo, Inc.*	1,812	91,343
QUALCOMM, Inc.	21,090	1,078,543
Skyworks Solutions, Inc.	2,698	210,174
Texas Instruments, Inc.	14,145	812,206
Xilinx, Inc.	3,639	172,598

		7,043,043

Software (4.8%)
Activision Blizzard, Inc.	7,163	242,396
Adobe Systems, Inc.*	6,999	656,506
Autodesk, Inc.*	3,196	186,359
CA, Inc.	118,425	3,646,306
Citrix Systems, Inc.*	2,159	169,654
Electronic Arts, Inc.*	4,361	288,306
Intuit, Inc.	3,634	377,972
Microsoft Corp.	306,063	16,903,859
Oracle Corp.	44,468	1,819,186
Red Hat, Inc.*	2,608	194,322
salesforce.com, Inc.*	8,899	657,013
Symantec Corp.	214,773	3,947,528

		29,089,407

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	78,227	8,525,961
EMC Corp.	159,215	4,243,080
Hewlett Packard Enterprise Co.	128,796	2,283,553
HP, Inc.	129,004	1,589,329
NetApp, Inc.	4,093	111,698
Samsung Electronics Co., Ltd.	3,028	3,473,886
SanDisk Corp.	2,807	213,556
Seagate Technology plc	4,215	145,207
Western Digital Corp.	3,238	152,963

		20,739,233

Total Information Technology		92,235,441

Materials (3.3%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	2,721	391,960
Airgas, Inc.	930	131,725
CF Industries Holdings, Inc.	3,221	100,946
Dow Chemical Co.	15,778	802,469
E.I. du Pont de Nemours & Co.	12,297	778,646
Eastman Chemical Co.	2,081	150,311
Ecolab, Inc.	3,778	421,322
FMC Corp.	49,450	1,996,296
International Flavors & Fragrances, Inc.	1,124	127,877
LyondellBasell Industries N.V., Class A	4,888	418,315
Monsanto Co.	6,228	546,445
Mosaic Co.	4,982	134,514
PPG Industries, Inc.	3,779	421,321
Praxair, Inc.	3,997	457,457
Sherwin-Williams Co.	1,110	315,984

		7,195,588

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered)*	42,114	1,980,985
Martin Marietta Materials, Inc.	897	143,081

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	1,871	$197,521

		2,321,587

Containers & Packaging (1.1%)
Avery Dennison Corp.	1,253	90,354
Ball Corp.	2,008	143,150
International Paper Co.	88,168	3,618,415
Owens-Illinois, Inc.*	2,340	37,347
Sealed Air Corp.	2,738	131,451
WestRock Co.	59,765	2,332,628

		6,353,345

Metals & Mining (0.6%)
Alcoa, Inc.	18,383	176,109
Freeport-McMoRan, Inc.	149,033	1,541,001
Newmont Mining Corp.	7,424	197,330
Nucor Corp.	4,504	213,039
ThyssenKrupp AG	82,162	1,707,167

		3,834,646

Total Materials		19,705,166

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	86,768	3,398,702
CenturyLink, Inc.	7,703	246,188
Frontier Communications Corp.	16,035	89,636
Koninklijke KPN N.V.	623,150	2,611,550
Level 3 Communications, Inc.*	4,094	216,368
Verizon Communications, Inc.	57,463	3,107,599

		9,670,043

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,199,289	3,810,123

Total Telecommunication Services		13,480,166

Utilities (1.7%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	6,887	457,297
Duke Energy Corp.	9,723	784,452
Edison International	4,564	328,106
Entergy Corp.	2,536	201,054
Eversource Energy	4,484	261,596
Exelon Corp.	12,903	462,702
FirstEnergy Corp.	5,992	215,532
NextEra Energy, Inc.	6,506	769,920
PG&E Corp.	6,971	416,308
Pinnacle West Capital Corp.	1,584	118,911
PPL Corp.	9,565	364,139
Southern Co.	12,860	665,248
Xcel Energy, Inc.	7,207	301,397

		5,346,662

Gas Utilities (0.0%)
AGL Resources, Inc.	1,723	112,236

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	9,283	109,540
NRG Energy, Inc.	102,603	1,334,865

		1,444,405

Multi-Utilities (0.5%)
Ameren Corp.	3,405	170,591
CenterPoint Energy, Inc.	5,919	123,825
CMS Energy Corp.	3,879	164,625
Consolidated Edison, Inc.	4,164	319,046
Dominion Resources, Inc.	8,424	632,811
DTE Energy Co.	2,550	231,183
NiSource, Inc.	4,562	107,481
Public Service Enterprise Group, Inc.	7,088	334,128
SCANA Corp.	1,990	139,599
Sempra Energy	3,309	344,301
TECO Energy, Inc.	3,442	94,758
WEC Energy Group, Inc.	4,464	268,152

		2,930,500

Water Utilities (0.0%)
American Water Works Co., Inc.	2,514	173,290

Total Utilities		10,007,093

Total Common Stocks (86.0%) (Cost $364,452,698)		519,960,172

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.8%)
Consumer Discretionary (1.3%)
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment Operating Company, Inc.
1.500%, 3/1/17	$2,101,131	1,924,061
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(h)*†	2,014,000	—

		1,924,061

Media (0.6%)
Cengage Learning Acquisitions, Inc., Term Loan
7.000%, 3/31/20	129,868	129,121
iHeartCommunications, Inc., Term Loan
9.000%, 12/15/19	2,028,000	1,495,650
7.188%, 1/30/19	2,267,587	1,548,574
7.938%, 7/30/19	728,853	498,171

		3,671,516

Multiline Retail (0.1%)
Belk, Inc.
5.750%, 11/18/22	899,000	792,619

Specialty Retail (0.3%)
Toys R Us, Inc.
8.250%, 10/15/19	184,000	171,120
9.750%, 3/15/20	1,753,350	1,428,980

		1,600,100

Total Consumer Discretionary		7,988,296

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
NGPL PipeCo LLC
9.625%, 6/1/19§	1,103,000	1,086,234
Term Loan
6.750%, 9/15/17	55,085	53,020
Samson Investment Co.
9.750%, 2/15/20(h)	1,209,000	2,176

Total Energy		1,141,430

Health Care (0.2%)
Pharmaceuticals (0.2%)
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	1,368,000	1,132,020
6.750%, 8/15/21§	224,000	182,560
7.250%, 7/15/22§	109,000	87,200

Total Health Care		1,401,780

See Notes to Portfolio of Investments.

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.7%)
Communications Equipment (0.5%)
Avaya, Inc.
6.500%, 3/30/18	$506,832	$368,087
7.000%, 4/1/19§	966,000	653,016
6.250%, 5/29/20	491,892	327,108
10.500%, 3/1/21§	3,180,000	969,900
Term Loan
5.121%, 10/26/17	945,515	763,503

		3,081,614

Technology Hardware, Storage & Peripherals (0.2%)
Western Digital Corp.
10.500%, 4/1/24§	1,055,000	1,057,638

Total Information Technology		4,139,252

Materials (0.0%)
Metals & Mining (0.0%)
Walter Energy, Inc.
9.500%, 10/15/19(h)§	442,000	60,222
11.000%, 4/1/20(h)§	392,430	981
Term Loan
7.250%, 4/1/18	806,015	96,722

Total Materials		157,925

Utilities (0.4%)
Electric Utilities (0.4%)
Energy Future Holdings Corp., Term Loan
7.250%, 10/10/17	5,264,099	1,478,333
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20(h)§	2,404,000	712,185

Total Utilities		2,190,518

Total Corporate Bonds		17,019,201

Government Security (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligations, Series A
8.000%, 7/1/35	1,590,000	1,093,125

Total Long-Term Debt Securities (3.0%) (Cost $30,077,101)		18,112,326

SHORT-TERM INVESTMENTS:
Government Securities (1.7%)
Federal Home Loan Bank
0.18%, 4/1/16(o)(p)	2,700,000	2,699,986
U.S. Treasury Bills
0.09%, 5/5/16(p)	500,000	499,958
0.15%, 5/19/16(p)	2,350,000	2,349,514
0.13%, 5/26/16(p)	2,000,000	1,999,611
0.16%, 6/2/16(p)	2,000,000	1,999,441
0.18%, 6/9/16(p)	1,000,000	999,650

Total Government Securities		10,548,160

	Number of Shares	Value (Note 1)
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,200,200	5,200,200

Total Short-Term Investments (2.6%) (Cost $15,745,617)		15,748,360

Total Investments (91.6%) (Cost $410,275,416)		553,820,858
Other Assets Less Liabilities (8.4%)		50,933,840

Net Assets (100%)		$604,754,698

See Notes to Portfolio of Investments.

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

†	Securities (totaling $56,513 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $5,941,956 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$634,048	$—	$32,185	$603,490	$4,168	$(3,882)
PNC Financial Services Group, Inc.	712,919	—	40,730	597,318	3,733	(4,681)

	$1,346,967	$—	$72,915	$1,200,808	$7,901	$(8,563)

See Notes to Portfolio of Investments.

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	546	June-16	$53,831,357	$56,005,950	$2,174,593

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Bank of America	18	$20,699	$20,410	$289
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Bank of America	75	85,031	83,353	1,678
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Bank of America	42	47,720	46,286	1,434
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Bank of America	25	28,491	27,326	1,165
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Bank of America	21	24,481	23,506	975
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Bank of America	6	7,208	7,060	148
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	18	20,699	20,421	278
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	21	24,482	23,510	972
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	13	14,415	14,121	294
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	25	28,492	27,382	1,110
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	180	205,004	196,633	8,371
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	43	48,589	47,741	848
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Deutsche Bank AG	18	20,699	20,394	305
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Deutsche Bank AG	21	24,481	23,512	969
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Deutsche Bank AG	75	85,028	83,384	1,644
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Deutsche Bank AG	25	28,492	27,354	1,138
European Union Euro vs. U.S. Dollar, expiring 5/4/16	HSBC Bank plc	29	32,641	31,345	1,296
European Union Euro vs. U.S. Dollar, expiring 5/4/16	HSBC Bank plc	36	41,397	40,787	610
European Union Euro vs. U.S. Dollar, expiring 5/4/16	HSBC Bank plc	43	48,589	47,744	845
European Union Euro vs. U.S. Dollar, expiring 5/4/16	State Street Bank & Trust	36	41,398	40,846	552
European Union Euro vs. U.S. Dollar, expiring 5/4/16	State Street Bank & Trust	1	639	614	25
European Union Euro vs. U.S. Dollar, expiring 5/4/16	State Street Bank & Trust	29	32,642	31,350	1,292
European Union Euro vs. U.S. Dollar, expiring 5/4/16	State Street Bank & Trust	9	10,335	9,913	422
European Union Euro vs. U.S. Dollar, expiring 5/4/16	State Street Bank & Trust	53	60,735	59,603	1,132
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Bank of America	18	20,793	20,737	56
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Bank of America	67	76,461	75,737	724

See Notes to Portfolio of Investments.

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Credit Suisse	37	$41,797	$41,687	$110
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Credit Suisse	67	76,461	75,749	712
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	12	13,862	13,823	39
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	57	64,410	63,911	499
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	11	12,723	12,597	126
European Union Euro vs. U.S. Dollar, expiring 5/18/16	State Street Bank & Trust	57	64,410	63,912	498
European Union Euro vs. U.S. Dollar, expiring 5/18/16	State Street Bank & Trust	12	13,863	13,826	37
Korean Won vs. U.S. Dollar, expiring 5/12/16	HSBC Bank plc	63,813	55,744	52,942	2,802
Korean Won vs. U.S. Dollar, expiring 5/12/16	HSBC Bank plc	59,396	51,885	49,629	2,256
Korean Won vs. U.S. Dollar, expiring 5/12/16	HSBC Bank plc	13,171	11,505	10,890	615

					$36,266

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 5/23/16	Bank of America	254	$364,591	$365,077	$(486)
British Pound vs. U.S. Dollar, expiring 5/23/16	Bank of America	54	77,860	78,111	(251)
British Pound vs. U.S. Dollar, expiring 5/23/16	Bank of America	80	112,396	115,609	(3,213)
British Pound vs. U.S. Dollar, expiring 5/23/16	Bank of America	119	167,448	170,890	(3,442)
British Pound vs. U.S. Dollar, expiring 5/23/16	Credit Suisse	80	112,414	115,609	(3,195)
British Pound vs. U.S. Dollar, expiring 5/23/16	Credit Suisse	54	77,903	78,111	(208)
British Pound vs. U.S. Dollar, expiring 5/23/16	Credit Suisse	71	101,758	101,396	362
British Pound vs. U.S. Dollar, expiring 5/23/16	Credit Suisse	46	63,556	65,380	(1,824)
British Pound vs. U.S. Dollar, expiring 5/23/16	Credit Suisse	36	52,317	51,918	399
British Pound vs. U.S. Dollar, expiring 5/23/16	HSBC Bank plc	46	63,490	65,380	(1,890)
British Pound vs. U.S. Dollar, expiring 5/23/16	HSBC Bank plc	59	83,603	85,447	(1,844)
British Pound vs. U.S. Dollar, expiring 5/23/16	HSBC Bank plc	60	87,341	86,529	812
British Pound vs. U.S. Dollar, expiring 5/23/16	HSBC Bank plc	27	37,548	38,537	(989)
British Pound vs. U.S. Dollar, expiring 5/23/16	HSBC Bank plc	108	153,923	155,092	(1,169)
British Pound vs. U.S. Dollar, expiring 5/23/16	HSBC Bank plc	60	85,556	85,650	(94)
British Pound vs. U.S. Dollar, expiring 5/23/16	HSBC Bank plc	11,914	17,055,537	17,114,069	(58,532)
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	76	84,374	86,135	(1,761)
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Credit Suisse	15	16,420	17,555	(1,135)
European Union Euro vs. U.S. Dollar, expiring 5/4/16	State Street Bank & Trust	492	529,317	560,577	(31,260)

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/4/16	State Street Bank & Trust	492	$529,311	$560,576	$(31,265)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Bank of America	16	16,999	18,230	(1,231)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Bank of America	30	31,883	33,720	(1,837)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Bank of America	37	39,122	41,783	(2,661)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Bank of America	431	463,339	491,005	(27,666)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Credit Suisse	22	23,901	25,290	(1,389)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Credit Suisse	2	2,492	2,649	(157)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Credit Suisse	431	463,468	491,005	(27,537)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Credit Suisse	10	10,760	11,164	(404)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Credit Suisse	21	22,663	24,307	(1,644)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Deutsche Bank AG	22	23,927	25,290	(1,363)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Deutsche Bank AG	37	39,069	41,783	(2,714)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Deutsche Bank AG	6	6,221	6,453	(232)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	Deutsche Bank AG	8	8,881	9,421	(540)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	9	10,095	10,485	(390)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	37	40,211	41,675	(1,464)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	21	22,670	24,308	(1,638)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	2	2,494	2,650	(156)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	HSBC Bank plc	22	23,914	25,290	(1,376)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	State Street Bank & Trust	37	39,083	41,782	(2,699)
European Union Euro vs. U.S. Dollar, expiring 5/18/16	State Street Bank & Trust	6	6,225	6,452	(227)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	70	79,416	79,767	(351)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	13	15,237	15,299	(62)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	43	47,019	48,550	(1,531)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	20	21,711	22,609	(898)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	8,017	8,784,972	9,154,698	(369,726)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	49	54,768	56,438	(1,670)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	12	13,515	13,945	(430)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	50	56,404	57,573	(1,169)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	36	39,957	41,555	(1,598)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Credit Suisse	14	15,046	15,742	(696)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Deutsche Bank AG	20	21,691	22,609	(918)

See Notes to Portfolio of Investments.

11

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	36	$39,877	$41,555	$(1,678)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	50	56,379	57,573	(1,194)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	70	79,433	79,766	(333)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	64	70,418	72,824	(2,406)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	12	13,523	13,946	(423)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	13	15,219	15,299	(80)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	45	49,781	51,300	(1,519)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	22	24,850	24,973	(123)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	24	27,016	27,891	(875)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	64	70,462	72,825	(2,363)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	14	15,042	15,743	(701)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	42	46,530	47,452	(922)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	53	59,157	61,015	(1,858)
Korean Won vs. U.S. Dollar, expiring 5/12/16	Bank of America	99,631	85,874	87,032	(1,158)
Korean Won vs. U.S. Dollar, expiring 5/12/16	Bank of America	163,462	142,905	142,791	114
Korean Won vs. U.S. Dollar, expiring 5/12/16	Bank of America	45,573	37,203	39,810	(2,607)
Korean Won vs. U.S. Dollar, expiring 5/12/16	Bank of America	101,033	83,855	88,256	(4,401)
Korean Won vs. U.S. Dollar, expiring 5/12/16	Credit Suisse	123,939	108,538	108,266	272
Korean Won vs. U.S. Dollar, expiring 5/12/16	Credit Suisse	251,584	217,070	219,769	(2,699)
Korean Won vs. U.S. Dollar, expiring 5/12/16	HSBC Bank plc	374,607	327,611	327,234	377
Korean Won vs. U.S. Dollar, expiring 5/12/16	HSBC Bank plc	494,078	409,140	431,597	(22,457)
Korean Won vs. U.S. Dollar, expiring 5/12/16	HSBC Bank plc	463,726	406,065	405,084	981
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	111,564	92,417	97,268	(4,851)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	52,259	44,994	45,563	(569)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	101,066	83,733	88,115	(4,382)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	102,201	83,733	89,104	(5,371)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	41,451	34,378	36,139	(1,761)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	43,283	35,898	37,737	(1,839)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	54,847	44,876	47,819	(2,943)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	20,942	18,003	18,258	(255)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	54,194	44,883	47,249	(2,366)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	93,070	78,190	81,143	(2,953)

See Notes to Portfolio of Investments.

12

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	123,355	$102,133	$107,548	$(5,415)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	136,043	112,881	118,610	(5,729)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	101,787	83,645	88,744	(5,099)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	63,843	54,538	55,661	(1,123)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	19,979	17,452	17,419	33
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	498,138	408,460	434,303	(25,843)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	246,649	204,264	215,042	(10,778)

					$(724,656)

					$(688,390)

See Notes to Portfolio of Investments.

13

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AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$59,155,077	$3,765,782	$56,513		$62,977,372
Consumer Staples	52,446,174	10,170,452	—		62,616,626
Energy	30,360,351	6,918,374	—		37,278,725
Financials	107,815,562	2,364,882	—		110,180,444
Health Care	72,684,444	—	—		72,684,444
Industrials	34,697,580	4,097,115	—		38,794,695
Information Technology	87,129,651	5,105,790	—		92,235,441
Materials	16,017,014	3,688,152	—		19,705,166
Telecommunication Services	7,058,493	6,421,673	—		13,480,166
Utilities	10,007,093	—	—		10,007,093
Corporate Bonds
Consumer Discretionary	—	7,988,296	—	(a)	7,988,296
Energy	—	1,141,430	—		1,141,430
Health Care	—	1,401,780	—		1,401,780
Information Technology	—	4,139,252	—		4,139,252
Materials	—	157,925	—		157,925
Utilities	—	2,190,518	—		2,190,518
Forward Currency Contracts	—	39,616	—		39,616
Futures	2,174,593	—	—		2,174,593
Government Securities
Municipal Bonds	—	1,093,125	—		1,093,125
Short-Term Investments	5,200,200	10,548,160	—		15,748,360

Total Assets	$484,746,232	$71,232,322	$56,513		$556,035,067

Liabilities:
Forward Currency Contracts	$—	$(728,006)	$—		$(728,006)

Total Liabilities	$—	$(728,006)	$—		$(728,006)

Total	$484,746,232	$70,504,316	$56,513		$555,307,061

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,263,038
Aggregate gross unrealized depreciation	(48,362,458)

Net unrealized appreciation	$120,900,580

Federal income tax cost of investments	$432,920,278

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (2.3%)
Cooper Tire & Rubber Co.	4,040	$149,561
Cooper-Standard Holding, Inc.*	1,015	72,918
Dana Holding Corp.	5,748	80,989
Federal-Mogul Holdings Corp.*	2,484	24,542
Gentherm, Inc.*	61,000	2,536,990
Horizon Global Corp.*	1,442	18,140
Metaldyne Performance Group, Inc.	413	6,942
Modine Manufacturing Co.*	3,755	41,343
Motorcar Parts of America, Inc.*	101	3,836
Standard Motor Products, Inc.	1,591	55,128
Strattec Security Corp.	249	14,290
Superior Industries International, Inc.	1,837	40,561
Tower International, Inc.	795	21,624

		3,066,864

Automobiles (0.0%)
Winnebago Industries, Inc.	228	5,118

Distributors (0.1%)
Core-Mark Holding Co., Inc.	892	72,751
Fenix Parts, Inc.*	450	2,070
VOXX International Corp.*	1,574	7,036
Weyco Group, Inc.	506	13,470

		95,327

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,347	27,789
Apollo Education Group, Inc.*	7,533	61,884
Ascent Capital Group, Inc., Class A*	1,022	15,136
Bridgepoint Education, Inc.*	1,446	14,576
Cambium Learning Group, Inc.*	964	4,116
Career Education Corp.*	5,144	23,354
Carriage Services, Inc.	1,036	22,388
Chegg, Inc.*	3,929	17,523
DeVry Education Group, Inc.	5,117	88,370
Houghton Mifflin Harcourt Co.*	9,243	184,305
K12, Inc.*	2,636	26,070
Regis Corp.*	2,862	43,474
Strayer Education, Inc.*	511	24,911
Universal Technical Institute, Inc.	1,793	7,728
Weight Watchers International, Inc.*	198	2,877

		564,501

Hotels, Restaurants & Leisure (1.5%)
Belmond Ltd., Class A*	7,730	73,358
Biglari Holdings, Inc.*	125	46,464
Bob Evans Farms, Inc.	1,505	70,268
Bravo Brio Restaurant Group, Inc.*	163,148	1,264,397
Caesars Acquisition Co., Class A*	3,847	23,544
Caesars Entertainment Corp.*	4,406	29,961
Carrols Restaurant Group, Inc.*	409	5,906
Cracker Barrel Old Country Store, Inc.	101	15,420
Del Frisco’s Restaurant Group, Inc.*	1,726	28,617
Denny’s Corp.*	2,017	20,896
DineEquity, Inc.	100	9,343
Eldorado Resorts, Inc.*	1,212	13,865
Empire Resorts, Inc.*	23	314
Fogo De Chao, Inc.*	26	406
International Speedway Corp., Class A	2,220	81,940
Intrawest Resorts Holdings, Inc.*	1,294	11,064
Isle of Capri Casinos, Inc.*	96	1,344
J Alexander’s Holdings, Inc.*	1,155	12,197
Kona Grill, Inc.*	361	4,675
Marcus Corp.	1,474	27,932
Marriott Vacations Worldwide Corp.	834	56,295
Monarch Casino & Resort, Inc.*	803	15,626
Morgans Hotel Group Co.*	1,519	2,096
Noodles & Co.*	301	3,570
Penn National Gaming, Inc.*	5,898	98,437
Planet Fitness, Inc., Class A*	529	8,591
Ruby Tuesday, Inc.*	4,844	26,061
Ruth’s Hospitality Group, Inc.	965	17,766
Shake Shack, Inc., Class A*	64	2,388
Sonic Corp.	1,099	38,641
Speedway Motorsports, Inc.	944	18,719
Wingstop, Inc.*	82	1,860

		2,031,961

Household Durables (0.9%)
Bassett Furniture Industries, Inc.	450	14,337
Beazer Homes USA, Inc.*	2,545	22,192
CalAtlantic Group, Inc.	4,778	159,681
Cavco Industries, Inc.*	145	13,552
Century Communities, Inc.*	1,201	20,501
CSS Industries, Inc.	780	21,785
Ethan Allen Interiors, Inc.	2,040	64,913
Flexsteel Industries, Inc.	488	21,316
Green Brick Partners, Inc.*	1,815	13,776
Helen of Troy Ltd.*	1,337	138,633
Hooker Furniture Corp.	833	27,364
Hovnanian Enterprises, Inc., Class A*	10,153	15,839
iRobot Corp.*	1,937	68,376
KB Home	6,120	87,393
La-Z-Boy, Inc.	2,523	67,465
LGI Homes, Inc.*	813	19,683
Libbey, Inc.	129	2,399
Lifetime Brands, Inc.	890	13,412
M.D.C. Holdings, Inc.	2,031	50,897
M/I Homes, Inc.*	1,575	29,374
Meritage Homes Corp.*	2,982	108,724
NACCO Industries, Inc., Class A	310	17,797
New Home Co., Inc.*	757	9,281
Skullcandy, Inc.*	1,205	4,290
Taylor Morrison Home Corp., Class A*	2,573	36,331
TRI Pointe Group, Inc.*	12,246	144,258
Universal Electronics, Inc.*	181	11,220
WCI Communities, Inc.*	1,207	22,426
William Lyon Homes, Class A*	1,424	20,634
ZAGG, Inc.*	89	802

		1,248,651

Internet & Catalog Retail (0.2%)
Duluth Holdings, Inc.*	206	4,015
EVINE Live, Inc.*	3,996	4,675
FTD Cos., Inc.*	1,429	37,511
Lands’ End, Inc.*	1,056	26,939
Liberty TripAdvisor Holdings, Inc., Class A*	4,244	94,047
Shutterfly, Inc.*	1,023	47,437

		214,624

Leisure Products (0.1%)
Arctic Cat, Inc.	680	11,424
Black Diamond, Inc.*	1,762	7,964
Callaway Golf Co.	6,197	56,517
Escalade, Inc.	611	7,191
JAKKS Pacific, Inc.*	1,190	8,854
Johnson Outdoors, Inc., Class A	417	9,266
MCBC Holdings, Inc.*	172	2,422
Performance Sports Group Ltd.*	3,486	11,085

		114,723

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Media (0.9%)
AMC Entertainment Holdings, Inc., Class A	1,550	$43,384
Carmike Cinemas, Inc.*	1,825	54,823
Central European Media Enterprises Ltd., Class A*	1,788	4,559
Crown Media Holdings, Inc., Class A*	508	2,581
Cumulus Media, Inc., Class A*	12,054	5,597
Daily Journal Corp.*	93	18,199
DreamWorks Animation SKG, Inc., Class A*	6,086	151,846
Entercom Communications Corp., Class A*	2,132	22,557
Entravision Communications Corp., Class A	350	2,604
Eros International plc*	2,115	24,344
EW Scripps Co., Class A	1,780	27,750
Harte-Hanks, Inc.	4,153	10,507
Hemisphere Media Group, Inc.*	802	10,530
Journal Media Group, Inc.	1,776	21,241
MDC Partners, Inc., Class A	2,521	59,496
Media General, Inc.*	7,706	125,685
Meredith Corp.	2,959	140,553
National CineMedia, Inc.	3,748	57,007
New Media Investment Group, Inc.	3,577	59,521
New York Times Co., Class A	8,866	110,470
Reading International, Inc., Class A*	1,080	12,938
Saga Communications, Inc., Class A	300	12,018
Scholastic Corp.	2,131	79,635
Sizmek, Inc.*	1,805	5,235
Time, Inc.	8,734	134,853
Townsquare Media, Inc., Class A*	601	6,737
Tribune Publishing Co.	1,000	7,720

		1,212,390

Multiline Retail (0.0%)
Fred’s, Inc., Class A	2,957	44,089
Ollie’s Bargain Outlet Holdings, Inc.*	195	4,569
Tuesday Morning Corp.*	669	5,472

		54,130

Specialty Retail (6.0%)
Abercrombie & Fitch Co., Class A	5,538	174,668
American Eagle Outfitters, Inc.	1,793	29,889
America’s Car-Mart, Inc.*	593	14,825
Ascena Retail Group, Inc.*	11,242	124,337
Barnes & Noble Education, Inc.*	2,497	24,471
Barnes & Noble, Inc.	3,998	49,415
bebe stores, Inc.*	2,331	1,282
Big 5 Sporting Goods Corp.	1,490	16,554
Build-A-Bear Workshop, Inc.*	999	12,977
Burlington Stores, Inc.*	617	34,700
Caleres, Inc.	3,214	90,924
Cato Corp., Class A	1,740	67,077
Children’s Place, Inc.	1,231	102,752
Christopher & Banks Corp.*	2,774	6,630
Citi Trends, Inc.	1,168	20,825
Conn’s, Inc.*	142,900	1,780,534
Destination XL Group, Inc.*	2,229	11,524
Express, Inc.*	695	14,880
Finish Line, Inc., Class A	2,637	55,641
Genesco, Inc.*	1,780	128,605
Group 1 Automotive, Inc.	1,479	86,802
Guess?, Inc.	4,991	93,681
Haverty Furniture Cos., Inc.	1,601	33,877
Hibbett Sports, Inc.*	73,000	2,620,700
Lumber Liquidators Holdings, Inc.*	2,121	27,828
MarineMax, Inc.*	1,053	20,502
Rent-A-Center, Inc.	4,255	67,442
Shoe Carnival, Inc.	1,163	31,354
Sonic Automotive, Inc., Class A	112,413	2,077,392
Sportsman’s Warehouse Holdings, Inc.*	898	11,315
Stage Stores, Inc.	2,547	20,529
Stein Mart, Inc.	2,440	17,885
Tilly’s, Inc., Class A*	955	6,389
Vitamin Shoppe, Inc.*	1,970	60,991
West Marine, Inc.*	1,478	13,435
Zumiez, Inc.*	273	5,438

		7,958,070

Textiles, Apparel & Luxury Goods (0.2%)
Cherokee, Inc.*	68	1,210
Columbia Sportswear Co.	684	41,102
Crocs, Inc.*	1,446	13,910
Deckers Outdoor Corp.*	1,139	68,237
Iconix Brand Group, Inc.*	3,816	30,719
Movado Group, Inc.	1,269	34,936
Perry Ellis International, Inc.*	1,002	18,447
Sequential Brands Group, Inc.*	494	3,157
Unifi, Inc.*	1,108	25,384
Vera Bradley, Inc.*	1,651	33,581

		270,683

Total Consumer Discretionary		16,837,042

Consumer Staples (5.5%)
Beverages (0.0%)
Coca-Cola Bottling Co. Consolidated	34	5,432
Craft Brew Alliance, Inc.*	609	5,012
National Beverage Corp.*	51	2,158

		12,602

Food & Staples Retailing (2.1%)
Andersons, Inc.	2,258	70,924
Chefs’ Warehouse, Inc.*	120,000	2,434,800
Fairway Group Holdings Corp.*	1,095	383
Ingles Markets, Inc., Class A	752	28,200
Performance Food Group Co.*	586	13,683
Smart & Final Stores, Inc.*	1,912	30,974
SpartanNash Co.	2,992	90,688
SUPERVALU, Inc.*	21,005	120,989
United Natural Foods, Inc.*	337	13,581
Village Super Market, Inc., Class A	584	14,110
Weis Markets, Inc.	868	39,112

		2,857,444

Food Products (3.1%)
Alico, Inc.	296	8,173
Amplify Snack Brands, Inc.*	506	7,246
Arcadia Biosciences, Inc.*	365	1,015
B&G Foods, Inc.	269	9,364
Darling Ingredients, Inc.*	203,261	2,676,947
Dean Foods Co.	4,095	70,925
Fresh Del Monte Produce, Inc.	2,633	110,770
John B. Sanfilippo & Son, Inc.	491	33,923
Lancaster Colony Corp.	499	55,175
Landec Corp.*	1,753	18,407
Omega Protein Corp.*	1,729	29,289
Post Holdings, Inc.*	4,917	338,142
Sanderson Farms, Inc.	1,774	159,979
Seaboard Corp.*	19	57,057
Seneca Foods Corp., Class A*	562	19,524
Snyder’s-Lance, Inc.	4,009	126,203
Tootsie Roll Industries, Inc.	976	34,117
TreeHouse Foods, Inc.*	4,508	391,069

		4,147,325

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co., Class A*	2,961	$48,235
HRG Group, Inc.*	3,441	47,933
Oil-Dri Corp. of America	400	13,512
Orchids Paper Products Co.	567	15,598

		125,278

Personal Products (0.1%)
Elizabeth Arden, Inc.*	1,901	15,569
Inter Parfums, Inc.	741	22,897
Nature’s Sunshine Products, Inc.	854	8,199
Nutraceutical International Corp.*	718	17,483
Revlon, Inc., Class A*	640	23,302
Synutra International, Inc.*	234	1,163

		88,613

Tobacco (0.1%)
Universal Corp.	1,826	103,735

Total Consumer Staples		7,334,997

Energy (9.2%)
Energy Equipment & Services (7.9%)
Archrock, Inc.	5,294	42,352
Atwood Oceanics, Inc.	5,156	47,280
Basic Energy Services, Inc.*	3,602	9,942
Bristow Group, Inc.	2,733	51,708
C&J Energy Services Ltd.*	4,742	6,686
CARBO Ceramics, Inc.	1,541	21,882
Era Group, Inc.*	1,733	16,256
Exterran Corp.*	2,724	42,113
Fairmount Santrol Holdings, Inc.*	513	1,288
Forum Energy Technologies, Inc.*	4,690	61,908
Geospace Technologies Corp.*	1,095	13,512
Gulfmark Offshore, Inc., Class A*	2,198	13,562
Helix Energy Solutions Group, Inc.*	8,183	45,825
Hornbeck Offshore Services, Inc.*	187,452	1,861,398
Independence Contract Drilling, Inc.*	1,323	6,311
ION Geophysical Corp.*	598	4,832
Key Energy Services, Inc.*	10,911	4,031
Matrix Service Co.*	130,094	2,302,664
McDermott International, Inc.*	19,042	77,882
Natural Gas Services Group, Inc.*	101,050	2,185,711
Newpark Resources, Inc.*	6,504	28,097
Noble Corp. plc	170,000	1,759,500
Nordic American Offshore Ltd.	1,625	7,280
North American Energy Partners, Inc.	370,000	754,800
North Atlantic Drilling Ltd.*	599	1,641
Oil States International, Inc.*	4,147	130,713
Parker Drilling Co.*	400,160	848,339
PHI, Inc. (Non-Voting)*	930	17,568
Pioneer Energy Services Corp.*	5,449	11,988
SEACOR Holdings, Inc.*	1,404	76,448
Seventy Seven Energy, Inc.*	4,839	2,807
Tesco Corp.	3,222	27,741
TETRA Technologies, Inc.*	6,254	39,713
Tidewater, Inc.	3,630	24,793
Unit Corp.*	3,941	34,720

		10,583,291

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	7,953	8,033
Adams Resources & Energy, Inc.	183	7,316
Alon USA Energy, Inc.	2,587	26,698
Approach Resources, Inc.*	2,928	3,396
Ardmore Shipping Corp.	1,498	12,658
Bill Barrett Corp.*	3,761	23,393
Bonanza Creek Energy, Inc.*	4,179	6,645
Callon Petroleum Co.*	7,632	67,543
Carrizo Oil & Gas, Inc.*	4,411	136,388
Clayton Williams Energy, Inc.*	493	4,398
Clean Energy Fuels Corp.*	5,938	17,398
Cloud Peak Energy, Inc.*	4,684	9,134
Contango Oil & Gas Co.*	1,150	13,559
Delek U.S. Holdings, Inc.	1,928	29,383
DHT Holdings, Inc.	7,390	42,566
Dorian LPG Ltd.*	2,102	19,759
Earthstone Energy, Inc.*	110	1,332
Eclipse Resources Corp.*	4,093	5,894
Energy Fuels, Inc.*	1,517	3,353
Energy XXI Ltd.	7,980	4,971
Erin Energy Corp.*	925	1,739
EXCO Resources, Inc.*	12,837	12,697
Frontline Ltd.	3,852	32,241
GasLog Ltd.	3,252	31,674
Gastar Exploration, Inc.*	6,569	7,226
Gener8 Maritime, Inc.*	1,455	10,272
Green Plains, Inc.	3,036	48,455
Halcon Resources Corp.*	6,124	5,886
Hallador Energy Co.	675	3,085
Jones Energy, Inc., Class A*	2,471	8,228
Matador Resources Co.*	2,557	48,481
Navios Maritime Acquisition Corp.	6,853	10,896
Nordic American Tankers Ltd.	7,171	101,039
Northern Oil and Gas, Inc.*	5,182	20,676
Oasis Petroleum, Inc.*	14,303	104,126
Pacific Ethanol, Inc.*	2,692	12,599
Panhandle Oil and Gas, Inc., Class A	741	12,827
Par Pacific Holdings, Inc.*	115	2,157
Parsley Energy, Inc., Class A*	5,197	117,452
PDC Energy, Inc.*	3,683	218,954
Peabody Energy Corp.	1,549	3,594
Renewable Energy Group, Inc.*	3,428	32,360
REX American Resources Corp.*	489	27,125
Rex Energy Corp.*	4,137	3,178
Ring Energy, Inc.*	2,024	10,221
RSP Permian, Inc.*	5,271	153,070
Sanchez Energy Corp.*	4,287	23,536
Scorpio Tankers, Inc.	14,322	83,497
Ship Finance International Ltd.	4,780	66,394
Stone Energy Corp.*	4,813	3,802
Synergy Resources Corp.*	8,356	64,926
Teekay Tankers Ltd., Class A	7,453	27,353
TransAtlantic Petroleum Ltd.*	2,050	1,538
Triangle Petroleum Corp.*	3,999	2,169
Ultra Petroleum Corp.*	6,608	3,291
W&T Offshore, Inc.*	2,830	6,198
Westmoreland Coal Co.*	1,496	10,786

		1,777,565

Total Energy		12,360,856

Financials (26.0%)
Banks (10.6%)
1st Source Corp.	1,291	41,105
Access National Corp.	603	11,958
Allegiance Bancshares, Inc.*	253	4,648
American National Bankshares, Inc.	722	18,288
Ameris Bancorp	2,591	76,642
Ames National Corp.	776	19,214
Arrow Financial Corp.	864	22,956
Banc of California, Inc.	3,418	59,815
BancFirst Corp.	576	32,849
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,413	58,443
Bancorp, Inc.*	2,863	16,376

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
BancorpSouth, Inc.	7,674	$163,533
Bank of Marin Bancorp/California	460	22,641
Banner Corp.	1,680	70,627
Bar Harbor Bankshares	502	16,676
BBCN Bancorp, Inc.	6,396	97,155
Berkshire Hills Bancorp, Inc.	2,370	63,729
Blue Hills Bancorp, Inc.	2,319	31,701
BNC Bancorp	2,036	43,000
Boston Private Financial Holdings, Inc.	6,652	76,165
Bridge Bancorp, Inc.	1,165	35,498
Brookline Bancorp, Inc.	5,637	62,063
Bryn Mawr Bank Corp.	1,410	36,279
BSB Bancorp, Inc./Massachusetts*	693	15,572
C1 Financial, Inc.*	521	12,608
Camden National Corp.	598	25,116
Capital Bank Financial Corp., Class A	1,678	51,766
Capital City Bank Group, Inc.	912	13,306
Cardinal Financial Corp.	2,406	48,962
Cascade Bancorp*	2,612	14,915
Cathay General Bancorp	34,339	972,824
CenterState Banks, Inc.	3,627	54,006
Central Pacific Financial Corp.	1,784	38,838
Century Bancorp, Inc./Massachusetts, Class A	248	9,650
Chemical Financial Corp.	2,708	96,649
Citizens & Northern Corp.	1,014	20,158
City Holding Co.	1,217	58,148
CNB Financial Corp./Pennsylvania	1,196	21,038
CoBiz Financial, Inc.	2,830	33,451
Columbia Banking System, Inc.	4,544	135,956
Community Bank System, Inc.	3,350	128,004
Community Trust Bancorp, Inc.	1,243	43,903
CommunityOne Bancorp*	1,034	13,732
ConnectOne Bancorp, Inc.	2,360	38,586
CU Bancorp*	1,397	29,575
Customers Bancorp, Inc.*	2,138	50,521
CVB Financial Corp.	8,327	145,306
Eagle Bancorp, Inc.*	576	27,648
East West Bancorp, Inc.	70,500	2,289,840
Enterprise Bancorp, Inc./Massachusetts	618	16,216
Enterprise Financial Services Corp.	1,577	42,642
Equity Bancshares, Inc., Class A*	140	2,940
F.N.B. Corp./Pennsylvania	16,113	209,630
Farmers Capital Bank Corp.	629	16,618
FCB Financial Holdings, Inc., Class A*	2,257	75,068
Fidelity Southern Corp.	1,422	22,809
Financial Institutions, Inc.	1,120	32,558
First Bancorp, Inc./Maine	902	17,598
First Bancorp/North Carolina	1,537	28,972
First BanCorp/Puerto Rico*	9,698	28,318
First Busey Corp.	1,893	38,769
First Business Financial Services, Inc.	655	15,019
First Citizens BancShares, Inc./North Carolina, Class A	609	152,902
First Commonwealth Financial Corp.	7,127	63,145
First Community Bancshares, Inc./Virginia	1,400	27,776
First Connecticut Bancorp, Inc./Connecticut	1,225	19,551
First Financial Bancorp	4,939	89,791
First Financial Bankshares, Inc.	2,166	64,070
First Financial Corp./Indiana	864	29,557
First Interstate BancSystem, Inc., Class A	1,553	43,686
First Merchants Corp.	3,253	76,673
First Midwest Bancorp, Inc./Illinois	6,258	112,769
First NBC Bank Holding Co.*	1,199	24,687
First of Long Island Corp.	960	27,360
FirstMerit Corp.	13,179	277,418
Flushing Financial Corp.	2,361	51,045
Franklin Financial Network, Inc.*	468	12,636
Fulton Financial Corp.	13,965	186,852
German American Bancorp, Inc.	1,103	35,517
Glacier Bancorp, Inc.	6,079	154,528
Great Southern Bancorp, Inc.	822	30,521
Great Western Bancorp, Inc.	3,346	91,245
Green Bancorp, Inc.*	1,052	7,964
Guaranty Bancorp	1,214	18,768
Hampton Roads Bankshares, Inc.*	2,998	5,306
Hancock Holding Co.	6,266	143,867
Hanmi Financial Corp.	2,541	55,953
Heartland Financial USA, Inc.	1,501	46,216
Heritage Commerce Corp.	2,018	20,200
Heritage Financial Corp./Washington	2,387	41,940
Heritage Oaks Bancorp	1,949	15,183
Hilltop Holdings, Inc.*	3,935	74,293
Home BancShares, Inc./Arkansas	824	33,743
HomeTrust Bancshares, Inc.*	1,576	28,888
Horizon Bancorp/Indiana	954	23,583
IBERIABANK Corp.	3,066	157,194
Independent Bank Corp./Massachusetts	2,104	96,700
Independent Bank Corp./Michigan	1,800	26,190
Independent Bank Group, Inc.	814	22,304
International Bancshares Corp.	4,351	107,296
Investors Bancorp, Inc.	26,495	308,402
Lakeland Bancorp, Inc.	2,952	29,963
Lakeland Financial Corp.	1,329	60,842
LegacyTexas Financial Group, Inc.	3,826	75,181
Live Oak Bancshares, Inc.	349	5,235
MainSource Financial Group, Inc.	1,701	35,874
MB Financial, Inc.	5,963	193,499
Mercantile Bank Corp.	1,310	29,370
Merchants Bancshares, Inc./Vermont	413	12,283
MidWestOne Financial Group, Inc.	666	18,282
National Bank Holdings Corp., Class A	2,368	48,284
National Bankshares, Inc./Virginia	577	19,803
National Commerce Corp.*	510	12,041
National Penn Bancshares, Inc.	11,290	120,126
NBT Bancorp, Inc.	3,535	95,268
OFG Bancorp	3,762	26,296
Old National Bancorp/Indiana	9,405	114,647
Old Second Bancorp, Inc.*	2,489	17,846
Opus Bank	818	27,812
Pacific Continental Corp.	1,626	26,227
Pacific Premier Bancorp, Inc.*	2,185	46,693
Park National Corp.	1,052	94,680
Park Sterling Corp.	3,973	26,500
Peapack-Gladstone Financial Corp.	1,299	21,953
Penns Woods Bancorp, Inc.	356	13,720
Peoples Bancorp, Inc./Ohio	1,430	27,942
Peoples Financial Services Corp.	579	21,539
People’s Utah Bancorp	251	3,973
Pinnacle Financial Partners, Inc.	2,600	127,556
Preferred Bank/California	900	27,225
PrivateBancorp, Inc.	6,260	241,636
Prosperity Bancshares, Inc.	5,563	258,068
QCR Holdings, Inc.	900	21,465

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Renasant Corp.	3,011	$99,092
Republic Bancorp, Inc./Kentucky, Class A	815	21,051
S&T Bancorp, Inc.	2,786	71,767
Sandy Spring Bancorp, Inc.	1,959	54,519
Seacoast Banking Corp. of Florida*	1,848	29,180
ServisFirst Bancshares, Inc.	1,796	79,742
Sierra Bancorp	981	17,805
Simmons First National Corp., Class A	2,399	108,123
South State Corp.	1,843	118,376
Southside Bancshares, Inc.	2,015	52,531
Southwest Bancorp, Inc./Oklahoma	1,520	22,876
State Bank Financial Corp.	2,841	56,138
Sterling Bancorp/Delaware	9,456	150,634
Stock Yards Bancorp, Inc.	1,171	45,119
Stonegate Bank	871	26,095
Suffolk Bancorp	909	22,943
Sun Bancorp, Inc./New Jersey*	687	14,228
Talmer Bancorp, Inc., Class A	4,095	74,079
Texas Capital Bancshares, Inc.*	3,424	131,413
Tompkins Financial Corp.	1,203	76,992
Towne Bank/Virginia	3,650	70,044
TriCo Bancshares	1,802	45,627
TriState Capital Holdings, Inc.*	1,775	22,365
Triumph Bancorp, Inc.*	1,260	19,946
Trustmark Corp.	5,439	125,260
UMB Financial Corp.	3,109	160,518
Umpqua Holdings Corp.	17,496	277,487
Union Bankshares Corp.	3,616	89,062
United Bankshares, Inc./West Virginia	5,513	202,327
United Community Banks, Inc./Georgia	4,222	77,980
Univest Corp. of Pennsylvania	1,532	29,889
Valley National Bancorp	18,421	175,736
Washington Trust Bancorp, Inc.	1,175	43,851
Webster Financial Corp.	7,217	259,090
WesBanco, Inc.	3,087	91,715
West Bancorp, Inc.	1,339	24,410
Westamerica Bancorp	2,054	100,050
Western Alliance Bancorp*	3,317	110,721
Wilshire Bancorp, Inc.	5,653	58,226
Wintrust Financial Corp.	3,764	166,896
Yadkin Financial Corp.	3,477	82,289

		14,232,336

Capital Markets (0.5%)
Actua Corp.*	3,057	27,666
Arlington Asset Investment Corp., Class A	1,921	24,070
Calamos Asset Management, Inc., Class A	1,459	12,387
Cowen Group, Inc., Class A*	7,788	29,672
Houlihan Lokey, Inc.	655	16,310
INTL FCStone, Inc.*	858	22,934
Investment Technology Group, Inc.	2,372	52,421
Janus Capital Group, Inc.	10,698	156,512
KCG Holdings, Inc., Class A*	2,346	28,035
Ladenburg Thalmann Financial Services, Inc.*	7,804	19,510
Moelis & Co., Class A	177	4,997
Oppenheimer Holdings, Inc., Class A	849	13,397
Piper Jaffray Cos.*	1,058	52,434
Safeguard Scientifics, Inc.*	1,731	22,936
Stifel Financial Corp.*	5,390	159,544
Virtus Investment Partners, Inc.	517	40,383
Walter Investment Management Corp.*	2,817	21,522

		704,730

Consumer Finance (2.6%)
Cash America International, Inc.	2,042	78,903
Encore Capital Group, Inc.*	1,721	44,299
Enova International, Inc.*	277	1,748
EZCORP, Inc., Class A*	4,334	12,872
First Cash Financial Services, Inc.	189	8,705
Green Dot Corp., Class A*	3,693	84,828
JG Wentworth Co., Class A*	1,201	1,465
Nelnet, Inc., Class A	1,823	71,772
Regional Management Corp.*	184,318	3,153,681
World Acceptance Corp.*	222	8,418

		3,466,691

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	232	3,703
FNFV Group*	5,852	63,494
GAIN Capital Holdings, Inc.	2,275	14,924
Marlin Business Services Corp.	716	10,246
NewStar Financial, Inc.*	1,989	17,404
PICO Holdings, Inc.*	1,619	16,562
Resource America, Inc., Class A	1,183	6,826
Tiptree Financial, Inc., Class A	2,495	14,221

		147,380

Insurance (2.3%)
Ambac Financial Group, Inc.*	3,261	51,524
American Equity Investment Life Holding Co.	6,502	109,234
AMERISAFE, Inc.	1,529	80,334
Argo Group International Holdings Ltd.	2,191	125,742
Atlas Financial Holdings, Inc.*	476	8,635
Baldwin & Lyons, Inc., Class B	761	18,728
Citizens, Inc./Texas*	4,080	29,539
CNO Financial Group, Inc.	14,854	266,184
Crawford & Co., Class B	1,640	10,627
Donegal Group, Inc., Class A	719	10,339
EMC Insurance Group, Inc.	643	16,493
Employers Holdings, Inc.	1,035	29,125
Enstar Group Ltd.*	717	116,570
FBL Financial Group, Inc., Class A	772	47,493
Federated National Holding Co.	1,115	21,921
Fidelity & Guaranty Life	879	23,065
First American Financial Corp.	8,636	329,118
Global Indemnity plc*	630	19,612
Greenlight Capital Reinsurance Ltd., Class A*	2,285	49,790
Hallmark Financial Services, Inc.*	1,207	13,881
HCI Group, Inc.	638	21,245
Heritage Insurance Holdings, Inc.	767	12,249
Horace Mann Educators Corp.	3,314	105,021
Independence Holding Co.	586	9,329
Infinity Property & Casualty Corp.	919	73,980
James River Group Holdings Ltd.	854	27,550
Kemper Corp.	3,492	103,258
Maiden Holdings Ltd.	3,567	46,157
MBIA, Inc.*	9,508	84,146
National General Holdings Corp.	2,898	62,568
National Interstate Corp.	449	13,434
National Western Life Group, Inc., Class A	178	41,052
Navigators Group, Inc.*	857	71,877
OneBeacon Insurance Group Ltd., Class A	1,847	23,512
Primerica, Inc.	3,848	171,351
RLI Corp.	3,428	229,196

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	1,202	$68,586
Selective Insurance Group, Inc.	4,499	164,708
State Auto Financial Corp.	1,164	25,678
State National Cos., Inc.	2,253	28,388
Stewart Information Services Corp.	1,869	67,807
Third Point Reinsurance Ltd.*	6,285	71,460
United Fire Group, Inc.	1,627	71,295
United Insurance Holdings Corp.	1,338	25,703

		2,997,504

Real Estate Investment Trusts (REITs) (7.9%)
Acadia Realty Trust (REIT)	5,452	191,529
AG Mortgage Investment Trust, Inc. (REIT)	2,391	31,250
Agree Realty Corp. (REIT)	1,666	64,091
Alexander’s, Inc. (REIT)	11	4,186
Altisource Residential Corp. (REIT)	4,522	54,264
American Assets Trust, Inc. (REIT)	309	12,335
American Capital Mortgage Investment Corp. (REIT)	3,776	55,432
Anworth Mortgage Asset Corp. (REIT)	7,381	34,396
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,797	78,191
Apollo Residential Mortgage, Inc. (REIT)	2,507	33,644
Ares Commercial Real Estate Corp. (REIT)	2,095	22,940
Armada Hoffler Properties, Inc. (REIT)	2,443	27,484
ARMOUR Residential REIT, Inc. (REIT)	2,857	61,519
Ashford Hospitality Prime, Inc. (REIT)	2,086	24,344
Ashford Hospitality Trust, Inc. (REIT)	6,546	41,764
Bluerock Residential Growth REIT, Inc. (REIT)	1,386	15,080
Capstead Mortgage Corp. (REIT)	7,879	77,923
CatchMark Timber Trust, Inc. (REIT), Class A	3,169	34,320
Cedar Realty Trust, Inc. (REIT)	6,647	48,058
Chatham Lodging Trust (REIT)	3,043	65,212
Chesapeake Lodging Trust (REIT)	4,792	126,796
Colony Capital, Inc. (REIT), Class A	9,026	151,366
Colony Starwood Homes (REIT)	3,059	75,710
CorEnergy Infrastructure Trust, Inc. (REIT)	991	19,929
Cousins Properties, Inc. (REIT)	17,351	180,103
CubeSmart (REIT)	3,048	101,498
CyrusOne, Inc. (REIT)	481	21,958
CYS Investments, Inc. (REIT)	12,663	103,077
DCT Industrial Trust, Inc. (REIT)	7,082	279,527
DiamondRock Hospitality Co. (REIT)	16,137	163,306
DuPont Fabros Technology, Inc. (REIT)	3,257	132,006
Dynex Capital, Inc. (REIT)	4,087	27,179
EastGroup Properties, Inc. (REIT)	2,028	122,430
Education Realty Trust, Inc. (REIT)	5,027	209,123
EPR Properties (REIT)	4,584	305,386
Equity One, Inc. (REIT)	5,835	167,231
FelCor Lodging Trust, Inc. (REIT)	11,404	92,601
First Industrial Realty Trust, Inc. (REIT)	8,718	198,247
First Potomac Realty Trust (REIT)	4,765	43,171
Franklin Street Properties Corp. (REIT)	7,133	75,681
Geo Group, Inc. (REIT)	5,908	204,830
Getty Realty Corp. (REIT)	2,017	39,997
Gladstone Commercial Corp. (REIT)	1,741	28,518
Government Properties Income Trust (REIT)	5,612	100,174
Gramercy Property Trust (REIT)	33,260	281,047
Great Ajax Corp. (REIT)	457	5,114
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,067	58,948
Hatteras Financial Corp. (REIT)	7,837	112,069
Healthcare Realty Trust, Inc. (REIT)	7,999	247,089
Hersha Hospitality Trust (REIT)	3,680	78,531
Highwoods Properties, Inc. (REIT)	7,524	359,722
Hudson Pacific Properties, Inc. (REIT)	5,981	172,971
Independence Realty Trust, Inc. (REIT)	2,778	19,779
InfraREIT, Inc. (REIT)	1,743	29,718
Invesco Mortgage Capital, Inc. (REIT)	9,336	113,713
Investors Real Estate Trust (REIT)	9,726	70,611
iStar, Inc. (REIT)*	6,179	59,689
Kite Realty Group Trust (REIT)	6,715	186,073
Ladder Capital Corp. (REIT)	3,265	40,649
LaSalle Hotel Properties (REIT)	8,988	227,486
Lexington Realty Trust (REIT)	16,512	142,003
LTC Properties, Inc. (REIT)	2,785	125,993
Mack-Cali Realty Corp. (REIT)	7,062	165,957
Medical Properties Trust, Inc. (REIT)	18,579	241,155
Monmouth Real Estate Investment Corp. (REIT)	4,985	59,272
Monogram Residential Trust, Inc. (REIT)	13,405	132,173
National Health Investors, Inc. (REIT)	1,960	130,379
National Storage Affiliates Trust (REIT)	181	3,837
New Residential Investment Corp. (REIT)	18,393	213,911
New Senior Investment Group, Inc. (REIT)	6,866	70,720
New York Mortgage Trust, Inc. (REIT)	8,728	41,371
New York REIT, Inc. (REIT)	13,066	131,967
NexPoint Residential Trust, Inc. (REIT)	1,409	18,444
One Liberty Properties, Inc. (REIT)	956	21,424
Orchid Island Capital, Inc. (REIT)	1,751	18,158
Parkway Properties, Inc. (REIT)	6,735	105,470
Pebblebrook Hotel Trust (REIT)	5,771	167,763
Pennsylvania Real Estate Investment Trust (REIT)	5,518	120,568
PennyMac Mortgage Investment Trust (REIT)‡	4,210	57,424
Physicians Realty Trust (REIT)	8,613	160,030
Potlatch Corp. (REIT)	866	27,279
Preferred Apartment Communities, Inc. (REIT), Class A	1,681	21,315
PS Business Parks, Inc. (REIT)	1,389	139,608
QTS Realty Trust, Inc. (REIT), Class A	99	4,691
RAIT Financial Trust (REIT)	7,557	23,729
Ramco-Gershenson Properties Trust (REIT)	6,329	114,112
Redwood Trust, Inc. (REIT)	6,436	84,183
Resource Capital Corp. (REIT)	2,641	29,711

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Opportunity Investments Corp. (REIT)	7,873	$158,405
Rexford Industrial Realty, Inc. (REIT)	4,429	80,431
RLJ Lodging Trust (REIT)	6,492	148,537
Rouse Properties, Inc. (REIT)	2,915	53,578
Sabra Health Care REIT, Inc. (REIT)	4,416	88,717
Saul Centers, Inc. (REIT)	87	4,613
Select Income REIT (REIT)	5,077	117,025
Silver Bay Realty Trust Corp. (REIT)	2,937	43,614
Sovran Self Storage, Inc. (REIT)	406	47,888
STAG Industrial, Inc. (REIT)	5,200	105,872
STORE Capital Corp. (REIT)	3,301	85,430
Summit Hotel Properties, Inc. (REIT)	6,959	83,299
Sun Communities, Inc. (REIT)	3,407	243,975
Sunstone Hotel Investors, Inc. (REIT)	16,796	235,144
Terreno Realty Corp. (REIT)	3,424	80,293
UMH Properties, Inc. (REIT)	1,868	18,531
United Development Funding IV (REIT)†	2,620	7,126
Urstadt Biddle Properties, Inc. (REIT), Class A	2,011	42,130
Washington Real Estate Investment Trust (REIT)	5,467	159,691
Western Asset Mortgage Capital Corp. (REIT)	3,390	34,070
Whitestone REIT (REIT)	2,195	27,591
Xenia Hotels & Resorts, Inc. (REIT)	8,955	139,877

		10,589,499

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	3,902	143,125
Altisource Asset Management Corp.*	18	213
AV Homes, Inc.*	1,050	11,928
Consolidated-Tomoka Land Co.	228	10,520
Forestar Group, Inc.*	2,571	33,526
FRP Holdings, Inc.*	579	20,612
Kennedy-Wilson Holdings, Inc.	6,729	147,365
RE/MAX Holdings, Inc., Class A	943	32,345
RMR Group, Inc., Class A*	521	13,030
St. Joe Co.*	4,403	75,512
Tejon Ranch Co.*	1,055	21,701

		509,877

Thrifts & Mortgage Finance (1.6%)
Anchor BanCorp Wisconsin, Inc.*	610	27,487
Astoria Financial Corp.	7,278	115,283
Bank Mutual Corp.	3,772	28,554
BankFinancial Corp.	1,529	18,073
Bear State Financial, Inc.*	1,085	10,058
Beneficial Bancorp, Inc.*	6,662	91,203
Capitol Federal Financial, Inc.	11,069	146,775
Charter Financial Corp./Maryland	1,150	15,525
Clifton Bancorp, Inc.	2,002	30,270
Dime Community Bancshares, Inc.	2,500	44,050
EverBank Financial Corp.	7,801	117,717
Federal Agricultural Mortgage Corp., Class C	821	30,976
First Defiance Financial Corp.	731	28,078
Flagstar Bancorp, Inc.*	1,598	34,293
Fox Chase Bancorp, Inc.	881	17,021
Hingham Institution for Savings	113	13,459
HomeStreet, Inc.*	1,269	26,408
Impac Mortgage Holdings, Inc.*	41	569
Kearny Financial Corp.	7,519	92,860
Meridian Bancorp, Inc.	3,758	52,311
Meta Financial Group, Inc.	626	28,546
MGIC Investment Corp.*	15,089	115,733
Nationstar Mortgage Holdings, Inc.*	2,907	28,779
NMI Holdings, Inc., Class A*	4,211	21,266
Northfield Bancorp, Inc.	3,751	61,666
Northwest Bancshares, Inc.	7,928	107,107
OceanFirst Financial Corp.	1,120	19,802
Ocwen Financial Corp.*	8,537	21,086
Oritani Financial Corp.	3,552	60,277
PennyMac Financial Services, Inc., Class A*‡	468	5,504
PHH Corp.*	3,559	44,630
Provident Financial Services, Inc.	5,130	103,575
Radian Group, Inc.	14,617	181,251
Stonegate Mortgage Corp.*	1,077	6,182
Territorial Bancorp, Inc.	720	18,763
TrustCo Bank Corp.	7,517	45,553
United Community Financial Corp./Ohio	4,114	24,149
United Financial Bancorp, Inc.	3,206	40,363
Walker & Dunlop, Inc.*	1,052	25,532
Washington Federal, Inc.	7,512	170,147
Waterstone Financial, Inc.	2,119	28,988
WSFS Financial Corp.	2,349	76,389

		2,176,258

Total Financials		34,824,275

Health Care (3.5%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	508	14,204
Acorda Therapeutics, Inc.*	329	8,702
Adamas Pharmaceuticals, Inc.*	1,012	14,633
Agenus, Inc.*	1,204	5,009
Aimmune Therapeutics, Inc.*	97	1,315
Akebia Therapeutics, Inc.*	2,632	23,714
Array BioPharma, Inc.*	2,106	6,213
Arrowhead Research Corp.*	2,075	10,001
Axovant Sciences Ltd.*	143	1,642
BioCryst Pharmaceuticals, Inc.*	1,156	3,271
Calithera Biosciences, Inc.*	892	5,066
Celldex Therapeutics, Inc.*	733	2,771
Chiasma, Inc.*	93	852
Cytokinetics, Inc.*	1,399	9,863
CytomX Therapeutics, Inc.*	3	39
Emergent BioSolutions, Inc.*	702	25,518
Geron Corp.*	761	2,222
Global Blood Therapeutics, Inc.*	60	951
Idera Pharmaceuticals, Inc.*	465	921
Ignyta, Inc.*	735	4,976
Immunomedics, Inc.*	561	1,402
Inovio Pharmaceuticals, Inc.*	666	5,801
Lexicon Pharmaceuticals, Inc.*	2,068	24,713
Loxo Oncology, Inc.*	758	20,724
Merrimack Pharmaceuticals, Inc.*	511	4,277
Navidea Biopharmaceuticals, Inc.*	2,545	2,404
Osiris Therapeutics, Inc.*	133	759
PDL BioPharma, Inc.	13,127	43,713
Peregrine Pharmaceuticals, Inc.*	1,278	537
REGENXBIO, Inc.*	30	324
Rigel Pharmaceuticals, Inc.*	1,649	3,430
Seres Therapeutics, Inc.*	55	1,461
Spectrum Pharmaceuticals, Inc.*	3,888	24,728
Stemline Therapeutics, Inc.*	1,045	4,870
Threshold Pharmaceuticals, Inc.*	292	134
Tokai Pharmaceuticals, Inc.*	450	2,524
Vanda Pharmaceuticals, Inc.*	678	5,668
Verastem, Inc.*	2,336	3,691
Versartis, Inc.*	1,734	13,907

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
XOMA Corp.*	1,429	$1,105

		308,055

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.	41,000	1,860,990
Analogic Corp.	904	71,425
AngioDynamics, Inc.*	1,847	22,700
Anika Therapeutics, Inc.*	275	12,298
AtriCure, Inc.*	575	9,677
Cardiovascular Systems, Inc.*	131	1,358
Cerus Corp.*	1,160	6,879
ConforMIS, Inc.*	123	1,322
CONMED Corp.	2,206	92,520
CryoLife, Inc.	1,984	21,328
Cutera, Inc.*	399	4,489
Cynosure, Inc., Class A*	157	6,927
Entellus Medical, Inc.*	73	1,328
Exactech, Inc.*	856	17,343
Glaukos Corp.*	85	1,433
Greatbatch, Inc.*	2,049	73,026
Haemonetics Corp.*	2,166	75,767
Halyard Health, Inc.*	3,716	106,761
ICU Medical, Inc.*	400	41,640
Integra LifeSciences Holdings Corp.*	1,276	85,951
Invacare Corp.	2,519	33,175
LeMaitre Vascular, Inc.	624	9,684
LivaNova plc*	1,108	59,810
Meridian Bioscience, Inc.	560	11,542
Merit Medical Systems, Inc.*	3,526	65,196
Novocure Ltd.*	167	2,418
Nuvectra Corp.*	683	3,695
OraSure Technologies, Inc.*	4,073	29,448
Orthofix International N.V.*	1,499	62,238
Penumbra, Inc.*	46	2,116
Quidel Corp.*	1,302	22,472
Rockwell Medical, Inc.*	446	3,349
RTI Surgical, Inc.*	857	3,428
SeaSpine Holdings Corp.*	387	5,666
SurModics, Inc.*	869	15,998
TransEnterix, Inc.*	3,160	13,430
Unilife Corp.*	1,673	1,138
Wright Medical Group N.V.*	3,412	56,639

		2,916,604

Health Care Providers & Services (0.8%)
Aceto Corp.	313	7,374
Addus HomeCare Corp.*	477	8,200
Alliance HealthCare Services, Inc.*	309	2,222
Almost Family, Inc.*	604	22,493
Amedisys, Inc.*	476	23,010
Amsurg Corp.*	3,258	243,047
BioScrip, Inc.*	5,762	12,331
Cross Country Healthcare, Inc.*	1,014	11,793
Ensign Group, Inc.	308	6,973
Five Star Quality Care, Inc.*	3,578	8,194
Genesis Healthcare, Inc.*	1,560	3,619
Healthways, Inc.*	2,417	24,388
Kindred Healthcare, Inc.	6,654	82,177
LHC Group, Inc.*	965	34,315
Magellan Health, Inc.*	1,994	135,452
National HealthCare Corp.	810	50,463
National Research Corp., Class A	159	2,472
Owens & Minor, Inc.	5,017	202,787
PharMerica Corp.*	2,456	54,302
Select Medical Holdings Corp.*	559	6,602
Surgery Partners, Inc.*	474	6,285
Surgical Care Affiliates, Inc.*	104	4,813
Teladoc, Inc.*	115	1,104
Triple-S Management Corp., Class B*	1,937	48,154
Trupanion, Inc.*	256	2,522
Universal American Corp.	3,853	27,510

		1,032,602

Health Care Technology (0.0%)
Evolent Health, Inc., Class A*	391	4,129
Vocera Communications, Inc.*	760	9,690

		13,819

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	4,434	62,120
Harvard Bioscience, Inc.*	2,769	8,363
Luminex Corp.*	3,160	61,304

		131,787

Pharmaceuticals (0.2%)
Aclaris Therapeutics, Inc.*	5	95
Amphastar Pharmaceuticals, Inc.*	908	10,896
Aratana Therapeutics, Inc.*	223	1,231
Assembly Biosciences, Inc.*	46	231
Dermira, Inc.*	836	17,288
Endocyte, Inc.*	3,162	9,802
Innoviva, Inc.	932	11,734
Medicines Co.*	4,793	152,274
Omeros Corp.*	231	3,544
Theravance Biopharma, Inc.*	2,223	41,792

		248,887

Total Health Care		4,651,754

Industrials (30.1%)
Aerospace & Defense (1.0%)
AAR Corp.	2,826	65,761
Aerojet Rocketdyne Holdings, Inc.*	2,637	43,194
Aerovironment, Inc.*	1,560	44,179
American Science & Engineering, Inc.	616	17,057
Cubic Corp.	1,727	69,011
Curtiss-Wright Corp.	3,406	257,732
DigitalGlobe, Inc.*	5,178	89,579
Ducommun, Inc.*	931	14,198
Engility Holdings, Inc.*	1,401	26,283
Esterline Technologies Corp.*	2,353	150,757
KEYW Holding Corp.*	2,674	17,755
KLX, Inc.*	4,221	135,663
Kratos Defense & Security Solutions, Inc.*	3,718	18,404
Moog, Inc., Class A*	2,682	122,514
National Presto Industries, Inc.	363	30,398
Sparton Corp.*	353	6,350
Teledyne Technologies, Inc.*	2,081	183,419
Vectrus, Inc.*	93	2,116

		1,294,370

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,211	64,765
Atlas Air Worldwide Holdings, Inc.*	2,001	84,582
Hub Group, Inc., Class A*	269	10,973
XPO Logistics, Inc.*	981	30,117

		190,437

Airlines (0.1%)
SkyWest, Inc.	4,133	82,619
Virgin America, Inc.*	134	5,167

		87,786

Building Products (3.5%)
Gibraltar Industries, Inc.*	2,461	70,384
Griffon Corp.	1,911	29,525
Insteel Industries, Inc.	84,137	2,572,068
NCI Building Systems, Inc.*	123,000	1,746,600
Quanex Building Products Corp.	2,472	42,914

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Simpson Manufacturing Co., Inc.	3,104	$118,480
Universal Forest Products, Inc.	1,613	138,428

		4,718,399

Commercial Services & Supplies (5.8%)
ABM Industries, Inc.	4,499	145,363
ACCO Brands Corp.*	8,799	79,015
Brady Corp., Class A	3,813	102,341
Casella Waste Systems, Inc., Class A*	2,756	18,465
CECO Environmental Corp.	1,932	11,998
Civeo Corp.*	8,725	10,732
Deluxe Corp.	1,784	111,482
Ennis, Inc.	2,047	40,019
Essendant, Inc.	3,048	97,323
G&K Services, Inc., Class A	432	31,644
Heritage-Crystal Clean, Inc.*	981	9,751
InnerWorkings, Inc.*	1,859	14,779
Kimball International, Inc., Class B	1,828	20,748
Matthews International Corp., Class A	2,515	129,447
McGrath RentCorp	1,904	47,752
Mobile Mini, Inc.	80,316	2,652,034
MSA Safety, Inc.	828	40,034
NL Industries, Inc.*	606	1,370
Quad/Graphics, Inc.	2,151	27,834
SP Plus Corp.*	95	2,286
Team, Inc.*	123,930	3,764,993
Tetra Tech, Inc.	4,781	142,569
TRC Cos., Inc.*	1,429	10,360
UniFirst Corp.	1,174	128,107
Viad Corp.	1,620	47,239
VSE Corp.	335	22,743
West Corp.	3,621	82,631

		7,793,059

Construction & Engineering (1.7%)
Aegion Corp.*	2,906	61,287
Ameresco, Inc., Class A*	1,708	8,147
Argan, Inc.	148	5,204
Comfort Systems USA, Inc.	196	6,227
EMCOR Group, Inc.	4,981	242,077
Granite Construction, Inc.	3,157	150,905
Great Lakes Dredge & Dock Corp.*	4,013	17,898
HC2 Holdings, Inc.*	573	2,189
MasTec, Inc.*	5,373	108,749
MYR Group, Inc.*	1,582	39,724
Northwest Pipe Co.*	789	7,274
Orion Marine Group, Inc.*	297,400	1,540,532
Primoris Services Corp.	946	22,988
Tutor Perini Corp.*	2,956	45,936

		2,259,137

Electrical Equipment (0.2%)
Encore Wire Corp.	383	14,910
EnerSys, Inc.	2,566	142,978
Franklin Electric Co., Inc.	295	9,490
FuelCell Energy, Inc.*	1,264	8,557
General Cable Corp.	349	4,261
LSI Industries, Inc.	1,785	20,974
Plug Power, Inc.*	5,813	11,917
Powell Industries, Inc.	627	18,691
PowerSecure International, Inc.*	1,461	27,306
Preformed Line Products Co.	222	8,107
Sunrun, Inc.*	1,299	8,418
Thermon Group Holdings, Inc.*	2,208	38,773
Vicor Corp.*	180	1,886

		316,268

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,613	41,860

Machinery (3.0%)
Accuride Corp.*	205	318
Actuant Corp., Class A	4,795	118,484
Alamo Group, Inc.	772	43,008
Albany International Corp., Class A	1,950	73,301
Altra Industrial Motion Corp.	444	12,334
American Railcar Industries, Inc.	549	22,361
Astec Industries, Inc.	1,511	70,518
Barnes Group, Inc.	4,340	152,030
Briggs & Stratton Corp.	3,588	85,825
Chart Industries, Inc.*	2,435	52,888
CIRCOR International, Inc.	1,370	63,554
CLARCOR, Inc.	244	14,101
Columbus McKinnon Corp.	1,444	22,757
Douglas Dynamics, Inc.	1,310	30,012
EnPro Industries, Inc.	734	42,337
ESCO Technologies, Inc.	2,087	81,351
ExOne Co.*	844	11,090
Federal Signal Corp.	5,006	66,380
FreightCar America, Inc.	516	8,039
Global Brass & Copper Holdings, Inc.	208	5,190
Gorman-Rupp Co.	1,146	29,716
Graham Corp.	857	17,063
Hurco Cos., Inc.	540	17,815
Hyster-Yale Materials Handling, Inc.	540	35,964
Kadant, Inc.	722	32,606
L.B. Foster Co., Class A	892	16,199
Lindsay Corp.	125	8,951
Lydall, Inc.*	883	28,715
Meritor, Inc.*	3,192	25,728
Milacron Holdings Corp.*	654	10,785
Miller Industries, Inc.	875	17,745
Mueller Industries, Inc.	1,457	42,865
Navistar International Corp.*	193,779	2,426,113
Standex International Corp.	240	18,674
Tennant Co.	109	5,611
Titan International, Inc.	3,235	17,404
TriMas Corp.*	3,398	59,533
Twin Disc, Inc.	706	7,152
Watts Water Technologies, Inc., Class A	2,262	124,704
Woodward, Inc.	1,543	80,267

		3,999,488

Marine (2.1%)
Eagle Bulk Shipping, Inc.*	1,845	664
Golden Ocean Group Ltd.*	5,517	3,835
Kirby Corp.*	46,000	2,773,340
Matson, Inc.	295	11,850
Navios Maritime Holdings, Inc.	6,779	7,660
Safe Bulkers, Inc.	3,178	2,554
Scorpio Bulkers, Inc.*	3,172	10,404
Ultrapetrol Bahamas Ltd.*	1,971	532

		2,810,839

Professional Services (0.5%)
Acacia Research Corp.	4,396	16,661
CBIZ, Inc.*	4,003	40,390
CDI Corp.	1,223	7,680
CRA International, Inc.*	806	15,830
Exponent, Inc.	148	7,550
Franklin Covey Co.*	932	16,394
FTI Consulting, Inc.*	3,086	109,584
Heidrick & Struggles International, Inc.	1,363	32,303

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hill International, Inc.*	3,243	$10,929
Huron Consulting Group, Inc.*	1,544	89,845
ICF International, Inc.*	1,578	54,236
Kelly Services, Inc., Class A	2,318	44,320
Korn/Ferry International	1,847	52,252
Mistras Group, Inc.*	552	13,673
Navigant Consulting, Inc.*	3,908	61,785
Pendrell Corp.*	13,658	7,239
Resources Connection, Inc.	2,365	36,799
RPX Corp.*	3,798	42,765
TriNet Group, Inc.*	273	3,918
Volt Information Sciences, Inc.*	322	2,425

		666,578

Road & Rail (4.3%)
ArcBest Corp.	1,360	29,362
Celadon Group, Inc.	721	7,556
Covenant Transportation Group, Inc., Class A*	63	1,524
Genesee & Wyoming, Inc., Class A*	43,000	2,696,100
Marten Transport Ltd.	1,747	32,704
Roadrunner Transportation Systems, Inc.*	1,429	17,805
Saia, Inc.*	101,500	2,857,225
Universal Truckload Services, Inc.	212	3,492
USA Truck, Inc.*	440	8,290
Werner Enterprises, Inc.	2,705	73,468
YRC Worldwide, Inc.*	2,083	19,413

		5,746,939

Trading Companies & Distributors (7.7%)
Aircastle Ltd.	5,026	111,778
Applied Industrial Technologies, Inc.	1,958	84,977
Beacon Roofing Supply, Inc.*	2,962	121,472
BMC Stock Holdings, Inc.*	130,000	2,160,600
CAI International, Inc.*	1,297	12,529
DXP Enterprises, Inc.*	102,736	1,804,044
Kaman Corp.	2,008	85,722
Lawson Products, Inc.*	142	2,780
MRC Global, Inc.*	8,225	108,077
Neff Corp., Class A*	530	3,943
Real Industry, Inc.*	709	6,168
Rush Enterprises, Inc., Class A*	122,818	2,240,200
TAL International Group, Inc.*	224,556	3,467,145
Textainer Group Holdings Ltd.	1,857	27,558
Titan Machinery, Inc.*	1,441	16,658
Univar, Inc.*	1,646	28,278
Veritiv Corp.*	633	23,586

		10,305,515

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	4,911	70,669

Total Industrials		40,301,344

Information Technology (6.5%)
Communications Equipment (0.6%)
ADTRAN, Inc.	3,990	80,678
Applied Optoelectronics, Inc.*	261	3,891
Bel Fuse, Inc., Class B	864	12,614
Black Box Corp.	1,109	14,938
Calix, Inc.*	3,455	24,496
Comtech Telecommunications Corp.	1,262	29,493
Digi International, Inc.*	2,084	19,652
Emcore Corp.*	1,642	8,210
Extreme Networks, Inc.*	7,105	22,097
Finisar Corp.*	8,334	152,012
Harmonic, Inc.*	4,587	14,999
InterDigital, Inc.	313	17,418
Ixia*	543	6,766
KVH Industries, Inc.*	309	2,951
NETGEAR, Inc.*	2,576	103,993
NetScout Systems, Inc.*	3,539	81,291
Novatel Wireless, Inc.*	304	538
Oclaro, Inc.*	7,697	41,564
Polycom, Inc.*	10,825	120,699
ShoreTel, Inc.*	3,956	29,433
Sonus Networks, Inc.*	3,860	29,066
Ubiquiti Networks, Inc.*	152	5,057
ViaSat, Inc.*	502	36,887

		858,743

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.*	1,249	12,752
Anixter International, Inc.*	2,289	119,280
AVX Corp.	3,664	46,056
Benchmark Electronics, Inc.*	4,203	96,879
Checkpoint Systems, Inc.*	3,210	32,485
Coherent, Inc.*	1,726	158,619
Control4 Corp.*	1,767	14,065
CTS Corp.	2,616	41,176
Daktronics, Inc.	2,583	20,406
DTS, Inc.*	177	3,855
Electro Rent Corp.	1,366	12,649
ePlus, Inc.*	404	32,526
Fabrinet*	2,849	92,165
FARO Technologies, Inc.*	1,052	33,885
GSI Group, Inc.*	2,585	36,604
II-VI, Inc.*	4,207	91,334
Insight Enterprises, Inc.*	3,111	89,099
Itron, Inc.*	3,072	128,164
Kimball Electronics, Inc.*	2,433	27,177
Knowles Corp.*	6,993	92,168
Littelfuse, Inc.	240	29,546
Mercury Systems, Inc.*	2,718	55,175
Multi-Fineline Electronix, Inc.*	761	17,663
Newport Corp.*	2,118	48,714
OSI Systems, Inc.*	1,181	77,344
Park Electrochemical Corp.	1,577	25,248
PC Connection, Inc.	883	22,790
Plexus Corp.*	1,673	66,117
QLogic Corp.*	6,636	89,188
Rofin-Sinar Technologies, Inc.*	1,970	63,473
Rogers Corp.*	1,023	61,247
Sanmina Corp.*	6,302	147,341
ScanSource, Inc.*	2,138	86,332
SYNNEX Corp.	2,285	211,568
Systemax, Inc.*	875	7,674
Tech Data Corp.*	2,906	223,094
TTM Technologies, Inc.*	4,446	29,566
Vishay Intertechnology, Inc.	10,893	133,004
Vishay Precision Group, Inc.*	1,072	15,019

		2,591,447

Internet Software & Services (1.4%)
Alarm.com Holdings, Inc.*	168	3,982
Amber Road, Inc.*	180	974
Appfolio, Inc., Class A*	120	1,469
Bankrate, Inc.*	4,983	45,694
Bazaarvoice, Inc.*	2,826	8,902
Blucora, Inc.*	3,452	17,812
Brightcove, Inc.*	122	761
Care.com, Inc.*	1,449	8,911
DHI Group, Inc.*	2,036	16,431
Everyday Health, Inc.*	147	823
inContact, Inc.*	536	4,765
Instructure, Inc.*	292	5,238
Intralinks Holdings, Inc.*	1,519	11,970
Limelight Networks, Inc.*	5,163	9,345

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Liquidity Services, Inc.*	1,982	$10,267
Marchex, Inc., Class B	2,799	12,456
Marin Software, Inc.*	2,100	6,342
MINDBODY, Inc., Class A*	125	1,666
Monster Worldwide, Inc.*	7,016	22,872
NIC, Inc.	90,000	1,622,700
QuinStreet, Inc.*	2,966	10,144
RealNetworks, Inc.*	1,897	7,702
Reis, Inc.	299	7,041
RetailMeNot, Inc.*	2,639	21,138
Rocket Fuel, Inc.*	2,262	7,125
SciQuest, Inc.*	1,011	14,033
TechTarget, Inc.*	1,158	8,592
United Online, Inc.*	1,237	14,275
Xactly Corp.*	253	1,733

		1,905,163

IT Services (0.7%)
6D Global Technologies, Inc.(b)*	394	118
Acxiom Corp.*	6,285	134,751
CACI International, Inc., Class A*	1,933	206,251
Cass Information Systems, Inc.	438	22,929
Ciber, Inc.*	6,792	14,331
Convergys Corp.	7,952	220,827
Datalink Corp.*	1,500	13,710
Everi Holdings, Inc.*	5,513	12,625
ExlService Holdings, Inc.*	232	12,018
ManTech International Corp., Class A	1,950	62,381
ModusLink Global Solutions, Inc.*	3,260	4,792
MoneyGram International, Inc.*	2,476	15,153
NeuStar, Inc., Class A*	359	8,831
Perficient, Inc.*	881	19,135
PFSweb, Inc.*	116	1,522
ServiceSource International, Inc.*	2,040	8,690
Sykes Enterprises, Inc.*	3,160	95,369
TeleTech Holdings, Inc.	664	18,433
Travelport Worldwide Ltd.	2,459	33,590
Unisys Corp.*	1,607	12,374

		917,830

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	1,494	51,976
Advanced Micro Devices, Inc.*	28,323	80,721
Alpha & Omega Semiconductor Ltd.*	1,584	18,770
Amkor Technology, Inc.*	7,902	46,543
Applied Micro Circuits Corp.*	4,590	29,651
Axcelis Technologies, Inc.*	9,018	25,250
Brooks Automation, Inc.	5,366	55,806
Cabot Microelectronics Corp.	313	12,805
Cascade Microtech, Inc.*	243	5,011
CEVA, Inc.*	878	19,755
Cohu, Inc.	1,992	23,665
Diodes, Inc.*	2,994	60,179
DSP Group, Inc.*	1,856	16,927
Entegris, Inc.*	4,679	63,728
Exar Corp.*	2,803	16,117
Fairchild Semiconductor International, Inc.*	9,242	184,840
FormFactor, Inc.*	2,530	18,393
Intersil Corp., Class A	10,570	141,321
IXYS Corp.	1,917	21,509
Kopin Corp.*	5,494	9,120
Lattice Semiconductor Corp.*	7,021	39,879
Microsemi Corp.*	682	26,128
MKS Instruments, Inc.	4,287	161,406
Nanometrics, Inc.*	1,861	29,478
NeoPhotonics Corp.*	2,296	32,236
NVE Corp.	229	12,945
PDF Solutions, Inc.*	211	2,823
Photronics, Inc.*	5,344	55,631
Power Integrations, Inc.	779	38,685
Rudolph Technologies, Inc.*	2,123	29,000
Semtech Corp.*	3,518	77,361
Sigma Designs, Inc.*	2,935	19,958
Silicon Laboratories, Inc.*	993	44,645
Tessera Technologies, Inc.	1,630	50,530
Ultra Clean Holdings, Inc.*	2,635	14,124
Ultratech, Inc.*	2,190	47,830
Veeco Instruments, Inc.*	3,216	62,648
Xcerra Corp.*	2,532	16,509

		1,663,903

Software (0.5%)
American Software, Inc., Class A	1,736	15,624
Bottomline Technologies de, Inc.*	478	14,574
Digimarc Corp.*	56	1,697
EnerNOC, Inc.*	2,132	15,947
Epiq Systems, Inc.	1,561	23,446
Glu Mobile, Inc.*	4,858	13,700
Mentor Graphics Corp.	7,425	150,950
Progress Software Corp.*	4,059	97,903
QAD, Inc., Class A	637	13,536
Rapid7, Inc.*	149	1,947
Rovi Corp.*	6,635	136,084
Sapiens International Corp. N.V.	462	5,535
SeaChange International, Inc.*	2,780	15,346
Silver Spring Networks, Inc.*	172	2,537
Take-Two Interactive Software, Inc.*	3,280	123,558
Telenav, Inc.*	2,335	13,776
Verint Systems, Inc.*	291	9,714

		655,874

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	1,019	6,888
CPI Card Group, Inc.	221	1,821
Imation Corp.*	1,905	2,953
Pure Storage, Inc., Class A*	796	10,897
Quantum Corp.*	17,994	10,976
Stratasys Ltd.*	4,030	104,458

		137,993

Total Information Technology		8,730,953

Materials (1.7%)
Chemicals (0.6%)
A. Schulman, Inc.	250	6,805
American Vanguard Corp.*	2,011	31,734
Axiall Corp.	5,622	122,784
Calgon Carbon Corp.	2,194	30,760
Chase Corp.	54	2,840
Flotek Industries, Inc.*	4,270	31,299
FutureFuel Corp.	1,888	22,260
Hawkins, Inc.	665	24,000
Innophos Holdings, Inc.	1,556	48,096
Innospec, Inc.	1,950	84,552
Intrepid Potash, Inc.*	4,709	5,227
Kraton Performance Polymers, Inc.*	2,486	43,008
Kronos Worldwide, Inc.	1,669	9,547
LSB Industries, Inc.*	1,054	13,438
Minerals Technologies, Inc.	181	10,290
Olin Corp.	7,411	128,729
OMNOVA Solutions, Inc.*	1,611	8,957
Quaker Chemical Corp.	287	24,355
Rayonier Advanced Materials, Inc.	3,190	30,305
Sensient Technologies Corp.	1,340	85,036
Stepan Co.	788	43,569
Tredegar Corp.	1,434	22,542

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tronox Ltd., Class A	4,764	$30,442
Valhi, Inc.	656	774

		861,349

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	152	9,121

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	3,901	141,021
Greif, Inc., Class A	2,452	80,303
Multi Packaging Solutions International Ltd.*	498	8,083

		229,407

Metals & Mining (0.7%)
AK Steel Holding Corp.*	14,025	57,923
Carpenter Technology Corp.	3,747	128,260
Century Aluminum Co.*	3,607	25,429
Cliffs Natural Resources, Inc.*	14,214	42,642
Coeur Mining, Inc.*	10,683	60,039
Commercial Metals Co.	9,313	158,042
Handy & Harman Ltd.*	184	5,033
Haynes International, Inc.	940	34,310
Hecla Mining Co.	29,830	82,927
Kaiser Aluminum Corp.	912	77,101
Materion Corp.	1,646	43,586
Olympic Steel, Inc.	584	10,109
Ryerson Holding Corp.*	847	4,709
Schnitzer Steel Industries, Inc., Class A	2,146	39,572
Stillwater Mining Co.*	6,528	69,523
SunCoke Energy, Inc.	1,532	9,958
TimkenSteel Corp.	3,104	28,246
Worthington Industries, Inc.	2,970	105,851

		983,260

Paper & Forest Products (0.2%)
Boise Cascade Co.*	551	11,417
Louisiana-Pacific Corp.*	970	16,606
Neenah Paper, Inc.	607	38,641
P.H. Glatfelter Co.	3,442	71,353
Schweitzer-Mauduit International, Inc.	2,019	63,558

		201,575

Total Materials		2,284,712

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	4,579	46,065
Atlantic Tele-Network, Inc.	811	61,498
Cincinnati Bell, Inc.*	16,966	65,658
Consolidated Communications Holdings, Inc.	1,385	35,678
Globalstar, Inc.*	37,695	55,412
Hawaiian Telcom Holdco, Inc.*	929	21,878
IDT Corp., Class B	1,188	18,521
Inteliquent, Inc.	1,644	26,386
Intelsat S.A.*	1,717	4,327
Iridium Communications, Inc.*	6,498	51,139
Lumos Networks Corp.*	277	3,557
ORBCOMM, Inc.*	4,711	47,722
pdvWireless, Inc.*	363	12,465
Vonage Holdings Corp.*	13,386	61,174
Windstream Holdings, Inc.	464	3,564

		515,044

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,377	10,630
NTELOS Holdings Corp.*	1,473	13,552
Shenandoah Telecommunications Co.	548	14,659
Spok Holdings, Inc.	1,803	31,570

		70,411

Total Telecommunication Services		585,455

Utilities (4.1%)
Electric Utilities (1.3%)
ALLETE, Inc.	3,890	218,112
Cleco Corp.	4,835	266,940
El Paso Electric Co.	3,236	148,468
Empire District Electric Co.	3,491	115,378
Genie Energy Ltd., Class B*	754	5,738
IDACORP, Inc.	4,018	299,703
MGE Energy, Inc.	2,769	144,680
Otter Tail Corp.	2,963	87,764
PNM Resources, Inc.	6,364	214,594
Portland General Electric Co.	7,081	279,629
Spark Energy, Inc., Class A	43	774

		1,781,780

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	1,227	77,264
Laclede Group, Inc.	3,472	235,228
New Jersey Resources Corp.	6,838	249,108
Northwest Natural Gas Co.	2,162	116,424
ONE Gas, Inc.	4,200	256,620
Piedmont Natural Gas Co., Inc.	6,310	377,527
South Jersey Industries, Inc.	5,499	156,447
Southwest Gas Corp.	3,736	246,016
WGL Holdings, Inc.	3,987	288,539

		2,003,173

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	3,873	68,862
Atlantic Power Corp.	9,182	22,588
Dynegy, Inc.*	9,624	138,297
NRG Yield, Inc., Class A	2,824	38,322
NRG Yield, Inc., Class C	4,962	70,659
Ormat Technologies, Inc.	1,719	70,891
Pattern Energy Group, Inc.	4,437	84,614
Talen Energy Corp.*	6,612	59,508
TerraForm Global, Inc., Class A	2,996	7,130
Vivint Solar, Inc.*	656	1,738

		562,609

Multi-Utilities (0.6%)
Avista Corp.	4,963	202,391
Black Hills Corp.	4,095	246,232
NorthWestern Corp.	3,746	231,316
Unitil Corp.	1,037	44,062

		724,001

Water Utilities (0.3%)
American States Water Co.	2,789	109,775
Artesian Resources Corp., Class A	658	18,398
California Water Service Group	3,847	102,792
Connecticut Water Service, Inc.	874	39,417
Consolidated Water Co., Ltd.	1,223	14,884
Middlesex Water Co.	1,257	38,779
SJW Corp.	1,255	45,619
York Water Co.	966	29,482

		399,146

Total Utilities		5,470,709

Total Common Stocks (99.7%) (Cost $140,370,834)		133,382,097

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	2,344	$—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	3,801	7,184

Total Telecommunication Services		7,184

Total Rights (0.0%) (Cost $—)		7,184

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	725	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	331,527	331,527

Total Short-Term Investment (0.2%) (Cost $331,527)		331,527

Total Investments (99.9%) (Cost $140,702,361)		133,720,808
Other Assets Less Liabilities (0.1%)		153,808

Net Assets (100%)		$133,874,616

*	Non-income producing.

†	Securities (totaling $14,310 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	8	June-16	$858,509	$887,680	$29,171

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,188	$—	$—	$5,504	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	—	—	57,424	—	—

	$71,433	$—	$—	$62,928	$—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$16,790,578	$46,464	$—		$16,837,042
Consumer Staples	7,334,997	—	—		7,334,997
Energy	12,360,856	—	—		12,360,856
Financials	34,817,149	—	7,126		34,824,275
Health Care	4,651,754	—	—		4,651,754
Industrials	40,301,344	—	—		40,301,344
Information Technology	8,667,480	63,473	—		8,730,953
Materials	2,204,409	80,303	—		2,284,712
Telecommunication Services	585,455	—	—		585,455
Utilities	5,470,709	—	—		5,470,709
Futures	29,171	—	—		29,171
Rights
Information Technology	—	—	—	(d)	—	(d)
Telecommunication Services	—	—	7,184		7,184
Short-Term Investments	331,527	—	—		331,527
Warrants
Energy	—	—	—	(d)	—	(d)

Total Assets	$133,545,429	$190,240	$14,310		$133,749,979

Total Liabilities	$—	$—	$—		$—

Total	$133,545,429	$190,240	$14,310		$133,749,979

(a)	A security with a market value of $118 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $143,776 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $7,126 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,144,626
Aggregate gross unrealized depreciation	(30,170,814)

Net unrealized depreciation	$(7,026,188)

Federal income tax cost of investments	$140,746,996

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (1.2%)
Aisin Seiki Co., Ltd.	2,600	$97,952
BorgWarner, Inc.	1,985	76,224
Bridgestone Corp.	8,300	310,112
Cie Generale des Etablissements Michelin	42,010	4,298,940
Continental AG	1,425	324,301
Delphi Automotive plc	2,533	190,026
Denso Corp.	6,200	249,223
GKN plc	22,148	91,867
Goodyear Tire & Rubber Co.	2,522	83,176
Hyundai Mobis Co., Ltd.	12,808	2,788,730
Johnson Controls, Inc.	5,986	233,274
Koito Manufacturing Co., Ltd.	1,400	63,441
NGK Spark Plug Co., Ltd.	2,400	45,934
NHK Spring Co., Ltd.	2,200	21,053
NOK Corp.	1,300	22,201
Nokian Renkaat Oyj	1,603	56,582
Stanley Electric Co., Ltd.	1,900	42,965
Sumitomo Electric Industries Ltd.	10,200	124,073
Sumitomo Rubber Industries Ltd.	2,300	35,539
Toyoda Gosei Co., Ltd.	600	11,579
Toyota Industries Corp.	2,200	98,912
Valeo S.A.	995	154,886
Yokohama Rubber Co., Ltd.	1,500	24,670

		9,445,660

Automobiles (2.5%)
Bayerische Motoren Werke (BMW) AG	4,307	395,505
Bayerische Motoren Werke (BMW) AG (Preference)(q)	691	55,245
Daihatsu Motor Co., Ltd.	2,300	32,412
Daimler AG (Registered)	12,566	963,314
Ferrari N.V.*	1,479	61,428
Fiat Chrysler Automobiles N.V.	12,155	98,201
Ford Motor Co.	36,000	486,000
Fuji Heavy Industries Ltd.	7,500	264,894
General Motors Co.	98,499	3,095,824
Harley-Davidson, Inc.	1,726	88,596
Honda Motor Co., Ltd.	21,100	578,565
Isuzu Motors Ltd.	8,100	83,630
Mazda Motor Corp.	7,420	115,145
Mitsubishi Motors Corp.	8,500	63,668
Nissan Motor Co., Ltd.	722,420	6,685,330
Peugeot S.A.*	6,033	103,386
Porsche Automobil Holding SE (Preference)(q)	2,082	107,297
Renault S.A.	2,479	246,317
Suzuki Motor Corp.	4,300	115,041
Toyota Motor Corp.	100,330	5,306,003
Volkswagen AG	486	70,538
Volkswagen AG (Preference)(q)	2,369	301,512
Yamaha Motor Co., Ltd.	3,600	59,880

		19,377,731

Distributors (0.0%)
Genuine Parts Co.	1,368	135,925
Jardine Cycle & Carriage Ltd.	1,555	46,182

		182,107

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	1,000	28,789
H&R Block, Inc.	2,191	57,886

		86,675

Hotels, Restaurants & Leisure (0.7%)
Accor S.A.	2,934	124,329
Aristocrat Leisure Ltd.	7,322	57,811
Carnival Corp.	4,160	219,523
Carnival plc	2,543	137,037
Chipotle Mexican Grill, Inc.*	274	129,046
Compass Group plc	21,049	371,244
Crown Resorts Ltd.	4,862	46,438
Darden Restaurants, Inc.	1,039	68,886
Flight Centre Travel Group Ltd.	747	24,754
Galaxy Entertainment Group Ltd.	32,000	120,041
Genting Singapore plc	85,442	52,932
InterContinental Hotels Group plc	3,274	135,002
Marriott International, Inc., Class A	1,720	122,430
McDonald’s Corp.	8,326	1,046,412
McDonald’s Holdings Co. Japan Ltd.	573	13,573
Melco Crown Entertainment Ltd. (ADR)	996	16,444
Merlin Entertainments plc§	9,439	62,836
MGM China Holdings Ltd.	14,000	21,404
Oriental Land Co., Ltd.	2,600	184,122
Paddy Power Betfair plc	1,054	147,040
Royal Caribbean Cruises Ltd.	1,538	126,347
Sands China Ltd.	31,596	128,708
Shangri-La Asia Ltd.	11,000	12,549
SJM Holdings Ltd.	29,000	20,711
Sodexo S.A.	1,237	133,354
Starbucks Corp.	13,649	814,845
Starwood Hotels & Resorts Worldwide, Inc.	1,535	128,065
Tabcorp Holdings Ltd.	11,347	37,228
Tatts Group Ltd.	18,701	54,187
TUI AG	6,302	97,663
Whitbread plc	2,478	140,937
William Hill plc	11,917	55,969
Wyndham Worldwide Corp.	1,062	81,169
Wynn Macau Ltd.*	22,800	35,270
Wynn Resorts Ltd.	774	72,315
Yum! Brands, Inc.	3,775	308,984

		5,349,605

Household Durables (0.6%)
Barratt Developments plc	13,551	109,088
Berkeley Group Holdings plc	1,444	66,740
Casio Computer Co., Ltd.	2,800	56,500
D.R. Horton, Inc.	3,056	92,383
Electrolux AB*	3,289	86,537
Garmin Ltd.	1,108	44,276
Haier Electronics Group Co., Ltd.	1,393,600	2,428,854
Harman International Industries, Inc.	664	59,123
Husqvarna AB, Class B	5,644	41,262
Iida Group Holdings Co., Ltd.	1,800	35,106
Leggett & Platt, Inc.	1,281	62,000
Lennar Corp., Class A	1,624	78,537
Mohawk Industries, Inc.*	595	113,585
Newell Rubbermaid, Inc.	2,507	111,035
Nikon Corp.	4,600	70,383
Panasonic Corp.	28,800	264,470
Persimmon plc	4,181	125,203
PulteGroup, Inc.	2,994	56,018
Rinnai Corp.	500	44,160
Sekisui Chemical Co., Ltd.	6,000	73,890
Sekisui House Ltd.	8,100	136,709
Sony Corp.	15,900	408,714
Taylor Wimpey plc	44,793	122,427
Techtronic Industries Co., Ltd.	19,000	75,071

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Whirlpool Corp.	705	$127,140

		4,889,211

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	3,566	2,116,920
Expedia, Inc.	1,079	116,338
Netflix, Inc.*	3,953	404,115
Priceline Group, Inc.*	459	591,633
Rakuten, Inc.	10,700	103,202
TripAdvisor, Inc.*	1,065	70,823
Zalando SE*§	1,000	32,828

		3,435,859

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	52,331
Hasbro, Inc.	1,006	80,580
Mattel, Inc.	3,163	106,340
Sankyo Co., Ltd.	600	22,338
Sega Sammy Holdings, Inc.	2,500	27,256
Shimano, Inc.	1,000	156,737
Yamaha Corp.	2,300	69,279

		514,861

Media (2.9%)
Altice N.V., Class A*	4,727	84,233
Altice N.V., Class B*	1,203	21,676
Axel Springer SE	572	30,832
Cablevision Systems Corp. - New York Group, Class A	2,096	69,168
CBS Corp. (Non-Voting), Class B	3,895	214,576
Comcast Corp., Class A	117,596	7,182,764
Dentsu, Inc.	2,961	148,649
Discovery Communications, Inc., Class A*	1,419	40,626
Discovery Communications, Inc., Class C*	2,280	61,560
Eutelsat Communications S.A.	2,257	72,912
Hakuhodo DY Holdings, Inc.	3,200	36,252
Interpublic Group of Cos., Inc.	3,614	82,941
ITV plc	48,559	168,220
J.C. Decaux S.A.	1,025	44,869
Kabel Deutschland Holding AG	133	14,907
Lagardere S.C.A.	1,629	43,282
News Corp., Class A	129,482	1,653,485
News Corp., Class B	1,034	13,701
Numericable-SFR S.A.	1,353	56,949
Omnicom Group, Inc.	2,213	184,188
Pearson plc	10,314	129,618
ProSiebenSat.1 Media SE	2,923	150,289
Publicis Groupe S.A.	2,398	168,387
REA Group Ltd.	712	29,489
RELX N.V.	13,002	227,029
RELX plc	14,305	265,860
RTL Group S.A.	502	42,522
Schibsted ASA*	925	25,610
Schibsted ASA, Class A	985	28,795
Scripps Networks Interactive, Inc., Class A	882	57,771
SES S.A. (FDR)	4,041	118,336
Singapore Press Holdings Ltd.	16,900	50,154
Sky plc	193,382	2,844,108
TEGNA, Inc.	2,105	49,383
Telenet Group Holding N.V.*	728	36,851
Time Warner Cable, Inc.	2,616	535,286
Time Warner, Inc.	7,297	529,397
Toho Co., Ltd.	1,600	42,095
Twenty-First Century Fox, Inc., Class A	109,857	3,062,813
Twenty-First Century Fox, Inc., Class B	3,881	109,444
Viacom, Inc., Class B	3,253	134,284
Walt Disney Co.	31,291	3,107,509
Wolters Kluwer N.V.	4,028	160,788
WPP plc	16,593	387,742

		22,519,350

Multiline Retail (0.5%)
Dollar General Corp.	2,687	230,007
Dollar Tree, Inc.*	2,169	178,856
Don Quijote Holdings Co., Ltd.	1,600	55,587
Harvey Norman Holdings Ltd.	8,114	29,233
Isetan Mitsukoshi Holdings Ltd.	4,900	57,253
J. Front Retailing Co., Ltd.	3,300	43,777
Kohl’s Corp.	1,707	79,563
Macy’s, Inc.	45,159	1,991,060
Marks & Spencer Group plc	22,440	130,916
Marui Group Co., Ltd.	3,300	47,296
Next plc	1,948	151,082
Nordstrom, Inc.	1,146	65,563
Ryohin Keikaku Co., Ltd.	300	63,441
Takashimaya Co., Ltd.	4,000	33,444
Target Corp.	5,561	457,559

		3,614,637

Specialty Retail (1.9%)
ABC-Mart, Inc.	400	25,625
Advance Auto Parts, Inc.	686	109,993
AutoNation, Inc.*	668	31,182
AutoZone, Inc.*	278	221,480
Bed Bath & Beyond, Inc.*	1,520	75,453
Best Buy Co., Inc.	61,637	1,999,504
CarMax, Inc.*	1,759	89,885
Dixons Carphone plc	13,226	80,979
Dufry AG (Registered)*	554	68,159
Fast Retailing Co., Ltd.	700	224,035
Foot Locker, Inc.	39,290	2,534,205
GameStop Corp., Class A	985	31,254
Gap, Inc.	2,103	61,828
Hennes & Mauritz AB, Class B	12,267	409,039
Hikari Tsushin, Inc.	200	15,229
Home Depot, Inc.	11,708	1,562,198
Industria de Diseno Textil S.A.	14,164	476,505
Kingfisher plc	765,549	4,141,891
L Brands, Inc.	2,347	206,090
Lowe’s Cos., Inc.	8,450	640,088
Nitori Holdings Co., Ltd.	1,000	91,608
O’Reilly Automotive, Inc.*	898	245,747
Ross Stores, Inc.	3,740	216,546
Sanrio Co., Ltd.	700	13,690
Shimamura Co., Ltd.	300	37,452
Signet Jewelers Ltd.	745	92,402
Sports Direct International plc*	3,509	19,055
Staples, Inc.	6,118	67,482
Tiffany & Co.	1,050	77,049
TJX Cos., Inc.	6,183	484,438
Tractor Supply Co.	1,216	109,999
Urban Outfitters, Inc.*	842	27,862
USS Co., Ltd.	2,900	46,330
Yamada Denki Co., Ltd.	9,300	43,961

		14,578,243

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	2,742	321,373
Asics Corp.	2,200	39,193
Burberry Group plc	6,008	117,786
Christian Dior SE	732	132,771

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Financiere Richemont S.A. (Registered)	6,676	$441,225
Coach, Inc.	2,537	101,708
Hanesbrands, Inc.	3,542	100,380
Hermes International	355	125,004
Hugo Boss AG	884	57,980
Kering	1,022	182,697
Li & Fung Ltd.	82,000	48,519
Luxottica Group S.p.A.	2,311	127,540
LVMH Moet Hennessy Louis Vuitton SE	3,583	613,603
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	43,491	2,477,247
Michael Kors Holdings Ltd. (New York Stock Exchange)*	205	11,677
NIKE, Inc., Class B	12,465	766,224
Pandora A/S	1,474	193,014
PVH Corp.	766	75,880
Ralph Lauren Corp.	560	53,906
Swatch Group AG	401	138,914
Swatch Group AG (Registered)	626	42,154
Under Armour, Inc., Class A*	1,666	141,327
VF Corp.	3,111	201,468
Yue Yuen Industrial Holdings Ltd.	11,000	37,790

		6,549,380

Total Consumer Discretionary		90,543,319

Consumer Staples (7.3%)
Beverages (1.7%)
Anheuser-Busch InBev S.A./N.V.	10,407	1,293,752
Asahi Group Holdings Ltd.	4,600	143,340
Brown-Forman Corp., Class B	944	92,956
Carlsberg A/S, Class B	1,373	130,832
Coca-Cola Amatil Ltd.	7,532	51,039
Coca-Cola Co.	35,981	1,669,159
Coca-Cola Enterprises, Inc.	1,973	100,110
Coca-Cola HBC AG*	2,709	57,584
Constellation Brands, Inc., Class A	1,625	245,521
Diageo plc	32,908	889,274
Dr. Pepper Snapple Group, Inc.	1,730	154,697
Heineken Holding N.V.	1,320	103,009
Heineken N.V.	2,979	269,998
Kirin Holdings Co., Ltd.	11,200	157,036
Molson Coors Brewing Co., Class B	1,697	163,217
Monster Beverage Corp.*	1,382	184,331
PepsiCo, Inc.	13,347	1,367,801
Pernod-Ricard S.A.	2,732	304,657
Remy Cointreau S.A.	287	21,789
SABMiller plc	12,653	773,437
Suntory Beverage & Food Ltd.	105,800	4,766,147
Treasury Wine Estates Ltd.	9,081	67,104

		13,006,790

Food & Staples Retailing (2.8%)
Aeon Co., Ltd.	8,700	125,694
Carrefour S.A.	7,022	193,206
Casino Guichard Perrachon S.A.	747	42,824
Colruyt S.A.	894	52,085
Costco Wholesale Corp.	4,061	639,932
CVS Health Corp.	56,962	5,908,668
Delhaize Group S.A.	1,327	138,542
Distribuidora Internacional de Alimentacion S.A.	8,974	46,626
FamilyMart Co., Ltd.	800	41,583
ICA Gruppen AB	1,037	34,310
J Sainsbury plc	18,160	72,065
Jeronimo Martins SGPS S.A.	3,886	63,587
Koninklijke Ahold N.V.	10,802	243,005
Kroger Co.	9,001	344,288
Lawson, Inc.	800	66,960
Metro AG	83,469	2,586,288
Seven & i Holdings Co., Ltd.	9,600	408,754
Sysco Corp.	4,849	226,594
Tesco plc*	993,211	2,736,026
Walgreens Boots Alliance, Inc.	66,969	5,641,469
Wal-Mart Stores, Inc.	14,488	992,283
Wesfarmers Ltd.	14,550	462,304
Whole Foods Market, Inc.	2,920	90,841
Wm Morrison Supermarkets plc	30,225	86,257
Woolworths Ltd.	16,312	276,338

		21,520,529

Food Products (1.1%)
Ajinomoto Co., Inc.	7,000	157,950
Archer-Daniels-Midland Co.	5,498	199,632
Aryzta AG*	1,195	49,500
Associated British Foods plc	4,520	217,412
Barry Callebaut AG (Registered)*	29	31,517
Calbee, Inc.	1,000	39,717
Campbell Soup Co.	1,620	103,340
Chocoladefabriken Lindt & Spruengli AG	11	68,182
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	74,869
ConAgra Foods, Inc.	4,004	178,659
Danone S.A.	7,680	546,279
General Mills, Inc.	5,479	347,095
Golden Agri-Resources Ltd.	75,544	22,980
Hershey Co.	1,313	120,914
Hormel Foods Corp.	2,524	109,138
J.M. Smucker Co.	1,121	145,551
Kellogg Co.	2,317	177,366
Kerry Group plc, Class A	2,075	193,330
Kikkoman Corp.	2,000	65,752
Kraft Heinz Co.	5,491	431,373
McCormick & Co., Inc. (Non-Voting)	1,086	108,035
Mead Johnson Nutrition Co.	1,713	145,554
Meiji Holdings Co., Ltd.	1,538	123,674
Mondelez International, Inc., Class A	14,487	581,218
Nestle S.A. (Registered)	41,722	3,117,597
NH Foods Ltd.	2,000	44,071
Nisshin Seifun Group, Inc.	2,815	44,747
Nissin Foods Holdings Co., Ltd.	900	42,303
Orkla ASA	10,984	99,490
Tate & Lyle plc	6,224	51,669
Toyo Suisan Kaisha Ltd.	1,100	39,486
Tyson Foods, Inc., Class A	2,682	178,782
WH Group Ltd.*§	83,500	60,494
Wilmar International Ltd.	26,100	65,064
Yakult Honsha Co., Ltd.	1,200	53,152
Yamazaki Baking Co., Ltd.	1,000	21,067

		8,056,959

Household Products (0.6%)
Church & Dwight Co., Inc.	1,180	108,772
Clorox Co.	1,192	150,264
Colgate-Palmolive Co.	8,244	582,439
Henkel AG & Co. KGaA	1,289	126,683
Henkel AG & Co. KGaA
(Preference)(q)	2,340	258,014
Kimberly-Clark Corp.	3,333	448,322
Procter & Gamble Co.	24,494	2,016,101
Reckitt Benckiser Group plc	8,378	809,814

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Svenska Cellulosa AB S.C.A., Class B	7,785	$243,286
Unicharm Corp.	5,100	110,977

		4,854,672

Personal Products (0.4%)
Beiersdorf AG	1,363	123,053
Estee Lauder Cos., Inc., Class A	2,050	193,335
Kao Corp.	6,400	341,367
Kose Corp.	300	29,188
L’Oreal S.A.	3,287	588,907
Shiseido Co., Ltd.	4,400	98,208
Unilever N.V. (CVA)	21,077	944,591
Unilever plc	16,779	759,716

		3,078,365

Tobacco (0.7%)
Altria Group, Inc.	18,080	1,132,893
British American Tobacco plc	24,278	1,426,153
Imperial Brands plc	12,489	692,919
Japan Tobacco, Inc.	14,200	591,745
Philip Morris International, Inc.	14,307	1,403,660
Reynolds American, Inc.	7,645	384,620
Swedish Match AB	2,652	90,031

		5,722,021

Total Consumer Staples		56,239,336

Energy (8.8%)
Energy Equipment & Services (2.8%)
Baker Hughes, Inc.	94,104	4,124,578
Cameron International Corp.*	1,793	120,221
Diamond Offshore Drilling, Inc.	642	13,951
FMC Technologies, Inc.*	2,148	58,769
Halliburton Co.	166,936	5,962,954
Helmerich & Payne, Inc.	1,029	60,423
National Oilwell Varco, Inc.	3,395	105,585
Noble Corp. plc	131,040	1,356,264
Petrofac Ltd.	281,781	3,727,360
Saipem S.p.A.*	71,641	28,703
SBM Offshore N.V.*	214,464	2,728,351
Schlumberger Ltd.	11,573	853,509
Technip S.A.	42,351	2,347,394
Tenaris S.A.	5,386	67,110
Transocean Ltd.	3,253	29,732

		21,584,904

Oil, Gas & Consumable Fuels (6.0%)
Anadarko Petroleum Corp.	4,695	218,646
Apache Corp.	3,494	170,542
BP plc	1,259,946	6,336,305
Cabot Oil & Gas Corp.	4,323	98,175
California Resources Corp.	3	3
Caltex Australia Ltd.	3,669	95,680
Chesapeake Energy Corp.	4,942	20,361
Chevron Corp.	56,639	5,403,361
Cimarex Energy Co.	894	86,959
Columbia Pipeline Group, Inc.	3,662	91,916
Concho Resources, Inc.*	1,215	122,764
ConocoPhillips Co.	11,415	459,682
Delek Group Ltd.	73	12,523
Devon Energy Corp.	4,802	131,767
Eni S.p.A.	205,802	3,114,622
EOG Resources, Inc.	5,078	368,561
EQT Corp.	1,508	101,428
Exxon Mobil Corp.	38,347	3,205,426
Galp Energia SGPS S.A.	218,993	2,753,573
Hess Corp.	2,405	126,623
Idemitsu Kosan Co., Ltd.	800	14,281
INPEX Corp.	12,800	97,071
JX Holdings, Inc.	30,094	115,996
Kinder Morgan, Inc.	16,897	301,780
Koninklijke Vopak N.V.	944	47,011
Lundin Petroleum AB*	2,940	49,795
Marathon Oil Corp.	7,549	84,096
Marathon Petroleum Corp.	4,886	181,662
Murphy Oil Corp.	1,520	38,289
Neste Oyj	1,763	58,017
Newfield Exploration Co.*	1,865	62,011
Noble Energy, Inc.	3,929	123,410
Occidental Petroleum Corp.	7,054	482,705
Oil Search Ltd.	18,609	96,430
OMV AG	1,931	54,328
ONEOK, Inc.	1,991	59,451
Origin Energy Ltd.	23,609	92,116
Phillips 66	4,335	375,368
Pioneer Natural Resources Co.	1,508	212,236
Range Resources Corp.	1,584	51,290
Repsol S.A.	14,408	162,637
Royal Dutch Shell plc, Class A	56,645	1,370,041
Royal Dutch Shell plc, Class B	311,544	7,606,736
Santos Ltd.	21,101	65,185
Showa Shell Sekiyu KK	2,500	22,436
Southwestern Energy Co.*	3,673	29,641
Spectra Energy Corp.	6,201	189,751
Statoil ASA	98,621	1,552,965
Suncor Energy, Inc.	106,768	2,973,473
Tesoro Corp.	1,086	93,407
TonenGeneral Sekiyu KK	4,000	36,181
Total S.A.	124,082	5,656,188
Valero Energy Corp.	4,344	278,624
Williams Cos., Inc.	6,386	102,623
Woodside Petroleum Ltd.	9,387	186,798

		45,842,946

Total Energy		67,427,850

Financials (18.6%)
Banks (9.5%)
Aozora Bank Ltd.	16,000	55,871
Australia & New Zealand Banking Group Ltd.	37,849	680,649
Banco Bilbao Vizcaya Argentaria S.A.	83,150	552,749
Banco Comercial Portugues S.A., Class R*	571,810	23,229
Banco de Sabadell S.A.	70,524	126,954
Banco Popolare SC*	3,191	21,950
Banco Popular Espanol S.A.	24,747	64,401
Banco Santander S.A.	188,729	831,960
Bangkok Bank PCL (Registered)	74,000	382,831
Bangkok Bank PCL (NVDR)	411,700	2,106,481
Bank Hapoalim B.M.	14,599	75,789
Bank Leumi Le-Israel B.M.*	19,139	68,735
Bank of America Corp.	95,346	1,289,078
Bank of East Asia Ltd.	15,800	59,067
Bank of Ireland*	380,531	110,417
Bank of Kyoto Ltd.	5,000	32,609
Bank of Queensland Ltd.	5,368	49,872
Bank of Yokohama Ltd.†	11,000	49,993
Bankia S.A.	67,002	63,281
Bankinter S.A.	8,702	61,491
Barclays plc	1,529,786	3,295,733
BB&T Corp.	7,207	239,777
Bendigo & Adelaide Bank Ltd.	6,113	41,564
BNP Paribas S.A.	140,452	7,068,853

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
BOC Hong Kong Holdings Ltd.	50,500	$150,705
CaixaBank S.A.*†	547	1,616
CaixaBank S.A.	34,461	101,837
Chiba Bank Ltd.	10,000	49,847
Chugoku Bank Ltd.	2,300	23,951
Citigroup, Inc.	127,333	5,316,153
Citizens Financial Group, Inc.	4,962	103,954
Comerica, Inc.	1,666	63,091
Commerzbank AG*	13,822	120,178
Commonwealth Bank of Australia	22,184	1,274,025
Credit Agricole S.A.	14,374	155,678
Danske Bank A/S	9,135	258,071
DBS Group Holdings Ltd.	208,988	2,384,713
DNB ASA	13,200	156,093
Erste Group Bank AG*	3,656	102,756
Fifth Third Bancorp	7,233	120,719
Fukuoka Financial Group, Inc.	11,000	35,870
Gunma Bank Ltd.	5,000	20,658
Hachijuni Bank Ltd.	6,000	25,856
Hana Financial Group, Inc.	64,599	1,400,888
Hang Seng Bank Ltd.	9,900	174,968
Hiroshima Bank Ltd.	8,000	29,215
Hokuhoku Financial Group, Inc.	18,000	23,671
HSBC Holdings plc (Hong Kong Exchange)	575,128	3,588,364
HSBC Holdings plc (London Stock Exchange)	255,774	1,593,955
Huntington Bancshares, Inc./Ohio	7,517	71,712
ING Groep N.V. (CVA)	465,752	5,633,679
Intesa Sanpaolo S.p.A. (RNC)	12,775	33,231
Intesa Sanpaolo S.p.A.	821,296	2,274,701
Iyo Bank Ltd.	3,500	22,920
Japan Post Bank Co., Ltd.	5,500	67,684
Joyo Bank Ltd.	9,000	30,868
JPMorgan Chase & Co.	124,361	7,364,658
KB Financial Group, Inc. (ADR)	62,765	1,731,686
KBC Groep N.V.	3,010	155,276
KeyCorp	7,871	86,896
Kyushu Financial Group, Inc.	2,700	15,570
Lloyds Banking Group plc	3,474,195	3,394,070
M&T Bank Corp.	1,450	160,950
Mitsubishi UFJ Financial Group, Inc.	164,800	763,634
Mizrahi Tefahot Bank Ltd.	1,290	15,135
Mizuho Financial Group, Inc.	303,524	453,351
National Australia Bank Ltd.	34,124	686,379
Natixis S.A.	10,640	52,388
Nordea Bank AB	39,745	381,869
Oversea-Chinese Banking Corp., Ltd.	39,186	257,005
People’s United Financial, Inc.	2,944	46,898
PNC Financial Services Group, Inc.‡	4,628	391,390
Raiffeisen Bank International AG*	1,683	25,499
Regions Financial Corp.	11,792	92,567
Resona Holdings, Inc.	29,451	105,091
Royal Bank of Scotland Group plc*	40,934	130,929
Seven Bank Ltd.	8,700	37,105
Shinsei Bank Ltd.	25,000	32,654
Shizuoka Bank Ltd.	7,000	50,504
Skandinaviska Enskilda Banken AB, Class A	19,459	185,883
Societe Generale S.A.	9,381	346,712
Standard Chartered plc	347,335	2,357,362
Sumitomo Mitsui Financial Group, Inc.	16,377	496,498
Sumitomo Mitsui Trust Holdings, Inc.	43,860	128,449
SunTrust Banks, Inc./Georgia	92,087	3,322,499
Suruga Bank Ltd.	2,600	45,696
Svenska Handelsbanken AB, Class A	19,404	246,905
Swedbank AB, Class A*	11,779	253,767
U.S. Bancorp	15,080	612,097
UniCredit S.p.A.	705,580	2,545,128
Unione di Banche Italiane S.p.A.	12,356	45,723
United Overseas Bank Ltd.	16,581	232,135
Wells Fargo & Co.	42,659	2,062,989
Westpac Banking Corp.	43,303	1,007,435
Yamaguchi Financial Group, Inc.	3,000	27,269
Zions Bancorp	1,939	46,943

		73,159,955

Capital Markets (1.4%)
3i Group plc	13,562	88,899
Aberdeen Asset Management plc	11,954	47,627
Affiliated Managers Group, Inc.*	509	82,662
Ameriprise Financial, Inc.	1,584	148,912
Bank of New York Mellon Corp.	9,934	365,869
BlackRock, Inc.‡	1,166	397,105
Charles Schwab Corp.	11,097	310,938
Credit Suisse Group AG (Registered)*	272,552	3,857,764
Daiwa Securities Group, Inc.	21,500	132,253
Deutsche Bank AG (Registered)	17,868	303,963
E*TRADE Financial Corp.*	2,702	66,172
Franklin Resources, Inc.	3,439	134,293
Goldman Sachs Group, Inc.	3,627	569,366
Hargreaves Lansdown plc	3,701	71,441
ICAP plc	7,767	52,966
Invesco Ltd.	3,901	120,034
Investec plc	7,924	58,327
Julius Baer Group Ltd.*	2,791	119,878
Legg Mason, Inc.	1,053	36,518
Macquarie Group Ltd.	4,043	204,824
Mediobanca S.p.A.	7,693	55,412
Morgan Stanley	77,037	1,926,695
Nomura Holdings, Inc.	45,400	202,867
Northern Trust Corp.	1,974	128,646
Partners Group Holding AG	195	78,381
Platinum Asset Management Ltd.	3,534	17,202
SBI Holdings, Inc.	3,150	31,991
Schroders plc	1,808	69,670
State Street Corp.	3,678	215,236
T. Rowe Price Group, Inc.	2,260	166,020
UBS Group AG (Registered)	47,551	766,018

		10,827,949

Consumer Finance (1.0%)
Acom Co., Ltd.*	6,200	31,235
AEON Financial Service Co., Ltd.	1,600	37,759
American Express Co.	37,127	2,279,598
Capital One Financial Corp.	61,780	4,281,972
Credit Saison Co., Ltd.	2,100	36,553
Discover Financial Services	3,814	194,209
Navient Corp.	3,179	38,053
Provident Financial plc	1,787	76,099
Synchrony Financial*	7,700	220,682

		7,196,160

Diversified Financial Services (0.7%)
ASX Ltd.	2,685	85,271
Berkshire Hathaway, Inc., Class B*	17,301	2,454,666
Challenger Ltd.	7,350	47,270
CME Group, Inc./Illinois	3,125	300,156
Deutsche Boerse AG	2,548	217,424
Eurazeo S.A.	592	40,028
EXOR S.p.A.	1,350	48,389
First Pacific Co., Ltd.	24,250	18,100
Groupe Bruxelles Lambert S.A.	1,012	83,499

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong Exchanges and Clearing Ltd.	15,100	$363,614
Industrivarden AB, Class C	2,340	39,892
Intercontinental Exchange, Inc.	1,098	258,184
Investment AB Kinnevik, Class B	3,252	92,253
Investor AB, Class B	5,797	205,224
Japan Exchange Group, Inc.	7,200	110,292
Leucadia National Corp.	3,140	50,774
London Stock Exchange Group plc	3,877	157,027
McGraw Hill Financial, Inc.	2,450	242,501
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,400	32,481
Moody’s Corp.	1,543	148,992
Nasdaq, Inc.	1,024	67,973
Orix Corp.	17,400	248,218
Pargesa Holding S.A.	455	28,983
Singapore Exchange Ltd.	11,000	64,881
Wendel S.A.	427	46,480

		5,452,572

Insurance (4.0%)
Admiral Group plc	2,806	79,917
Aegon N.V.	24,258	133,434
Aflac, Inc.	3,877	244,794
Ageas	2,809	111,457
AIA Group Ltd.	155,600	881,567
Allianz SE (Registered)	5,813	945,559
Allstate Corp.	3,494	235,391
American International Group, Inc.	54,784	2,961,075
AMP Ltd.	36,614	162,505
Aon plc	2,494	260,498
Assicurazioni Generali S.p.A.	15,105	223,959
Assurant, Inc.	626	48,296
Aviva plc	618,357	4,050,694
AXA S.A.‡	25,651	603,905
Baloise Holding AG (Registered)	657	83,496
China Life Insurance Co., Ltd., Class H	741,000	1,828,297
Chubb Ltd.	34,266	4,082,794
Cincinnati Financial Corp.	1,383	90,393
CNP Assurances S.A.	2,491	38,847
Dai-ichi Life Insurance Co., Ltd.	13,500	163,435
Direct Line Insurance Group plc	18,344	97,535
Gjensidige Forsikring ASA	2,717	46,330
Hannover Rueck SE	788	91,819
Hartford Financial Services Group, Inc.	3,651	168,238
Insurance Australia Group Ltd.	28,915	123,680
Japan Post Holdings Co., Ltd.	6,100	81,409
Legal & General Group plc	76,908	259,800
Lincoln National Corp.	2,265	88,788
Loews Corp.	2,421	92,627
Mapfre S.A.	13,440	29,042
Marsh & McLennan Cos., Inc.	4,813	292,582
Medibank Pvt Ltd.	36,145	81,181
MetLife, Inc.	10,127	444,980
MS&AD Insurance Group Holdings, Inc.	6,611	184,212
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen (Registered)	15,232	3,098,183
NN Group N.V.	5,465	178,817
Old Mutual plc	62,359	172,946
Principal Financial Group, Inc.	2,442	96,337
Progressive Corp.	5,345	187,823
Prudential Financial, Inc.	4,119	297,474
Prudential plc	33,548	626,865
QBE Insurance Group Ltd.	16,640	139,161
RSA Insurance Group plc	13,758	93,998
Sampo Oyj, Class A	5,892	279,846
SCOR SE	2,216	78,673
Sompo Japan Nipponkoa Holdings, Inc.	4,385	124,211
Sony Financial Holdings, Inc.	2,300	29,387
St. James’s Place plc	5,970	78,756
Standard Life plc	26,683	136,470
Suncorp Group Ltd.	17,354	158,435
Swiss Life Holding AG (Registered)*	429	114,082
Swiss Reinsurance AG	41,078	3,797,862
T&D Holdings, Inc.	8,000	74,601
Tokio Marine Holdings, Inc.	8,600	290,373
Torchmark Corp.	998	54,052
Travelers Cos., Inc.	2,724	317,918
Tryg A/S	1,512	29,346
UnipolSai S.p.A.	13,205	30,563
Unum Group	2,153	66,571
Willis Towers Watson plc	1,271	150,817
XL Group plc	2,737	100,722
Zurich Insurance Group AG*	1,954	453,776

		30,570,601

Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)	3,915	400,779
Apartment Investment & Management Co. (REIT), Class A	1,493	62,437
Ascendas Real Estate Investment Trust (REIT)	30,917	54,822
AvalonBay Communities, Inc. (REIT)	1,261	239,842
Boston Properties, Inc. (REIT)	1,419	180,327
British Land Co. plc (REIT)	13,183	132,633
CapitaLand Commercial Trust (REIT)	30,400	33,155
CapitaLand Mall Trust (REIT)	34,400	53,341
Crown Castle International Corp. (REIT)	3,066	265,209
Dexus Property Group (REIT)	11,648	70,894
Equinix, Inc. (REIT)	637	210,662
Equity Residential (REIT)	3,372	253,001
Essex Property Trust, Inc. (REIT)	593	138,679
Extra Space Storage, Inc. (REIT)	1,145	107,012
Federal Realty Investment Trust (REIT)	654	102,057
Fonciere des Regions (REIT)	363	34,304
Gecina S.A. (REIT)	455	62,647
General Growth Properties, Inc. (REIT)	5,301	157,599
Goodman Group (REIT)	23,594	120,634
GPT Group (REIT)	22,685	86,946
Hammerson plc (REIT)	10,577	87,881
HCP, Inc. (REIT)	4,367	142,277
Host Hotels & Resorts, Inc. (REIT)	7,031	117,418
ICADE (REIT)	390	29,875
Intu Properties plc (REIT)	12,253	55,083
Iron Mountain, Inc. (REIT)	1,786	60,563
Japan Prime Realty Investment Corp. (REIT)	9	36,665
Japan Real Estate Investment Corp. (REIT)	18	103,958
Japan Retail Fund Investment Corp. (REIT)	34	81,628
Kimco Realty Corp. (REIT)	3,867	111,292
Klepierre S.A. (REIT)	2,706	129,633

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Land Securities Group plc (REIT)	10,761	$170,165
Link REIT (REIT)	29,500	174,931
Macerich Co. (REIT)	1,155	91,522
Mirvac Group (REIT)	49,100	72,829
Nippon Building Fund, Inc. (REIT)	17	100,751
Nippon Prologis REIT, Inc. (REIT)	15	33,573
Nomura Real Estate Master Fund, Inc. (REIT)	42	62,695
Prologis, Inc. (REIT)	4,846	214,096
Public Storage (REIT)	1,360	375,129
Realty Income Corp. (REIT)	2,350	146,899
Scentre Group (REIT)	66,894	227,673
Segro plc (REIT)	11,053	65,135
Simon Property Group, Inc. (REIT)	2,858	593,578
SL Green Realty Corp. (REIT)	933	90,389
Stockland Corp., Ltd. (REIT)	28,650	93,776
Suntec Real Estate Investment Trust (REIT)	33,300	41,383
UDR, Inc. (REIT)	2,438	93,936
Unibail-Rodamco SE (REIT)	1,266	348,333
United Urban Investment Corp. (REIT)	38	61,417
Ventas, Inc. (REIT)	3,104	195,428
Vicinity Centres (REIT)	45,841	112,095
Vornado Realty Trust (REIT)	1,659	156,659
Welltower, Inc. (REIT)	3,280	227,435
Westfield Corp. (REIT)	24,744	189,485
Weyerhaeuser Co. (REIT)	7,268	225,150

		7,887,715

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	1,570	23,255
Azrieli Group Ltd.	192	7,539
CapitaLand Ltd.	19,300	43,960
CBRE Group, Inc., Class A*	2,714	78,217
Cheung Kong Property Holdings Ltd.	149,424	962,149
City Developments Ltd.	5,600	33,944
Daito Trust Construction Co., Ltd.	900	127,789
Daiwa House Industry Co., Ltd.	7,800	219,422
Deutsche Wohnen AG	4,610	143,365
Global Logistic Properties Ltd.	44,500	63,555
Hang Lung Properties Ltd.	30,000	57,313
Henderson Land Development Co., Ltd.	15,138	92,986
Hongkong Land Holdings Ltd.	7,700	44,506
Hulic Co., Ltd.	4,100	39,199
Hysan Development Co., Ltd.	9,000	38,344
Kerry Properties Ltd.	9,500	26,085
LendLease Group	7,334	77,975
Mitsubishi Estate Co., Ltd.	16,000	297,197
Mitsui Fudosan Co., Ltd.	12,000	299,400
New World Development Co., Ltd.	71,133	67,764
Nomura Real Estate Holdings, Inc.	1,700	31,419
NTT Urban Development Corp.	1,300	12,718
Sino Land Co., Ltd.	42,600	67,436
Sumitomo Realty & Development Co., Ltd.	4,000	117,073
Sun Hung Kai Properties Ltd.	23,000	281,224
Swire Pacific Ltd., Class A	160,260	1,725,036
Swire Properties Ltd.	763,732	2,062,584
Swiss Prime Site AG (Registered)*	904	79,725
Tokyo Tatemono Co., Ltd.	3,000	37,372
Tokyu Fudosan Holdings Corp.	7,100	48,198
UOL Group Ltd.	6,428	28,614
Vonovia SE	6,204	223,258
Wharf Holdings Ltd.	18,400	100,570
Wheelock & Co., Ltd.	13,000	58,068

		7,617,259

Total Financials		142,712,211

Health Care (13.5%)
Biotechnology (2.3%)
Actelion Ltd. (Registered)*	1,307	195,326
Alexion Pharmaceuticals, Inc.*	2,081	289,717
Amgen, Inc.	46,525	6,975,493
Baxalta, Inc.	6,445	260,378
Biogen, Inc.*	2,020	525,846
Celgene Corp.*	7,218	722,450
CSL Ltd.	6,054	470,752
Genmab A/S*	658	91,187
Gilead Sciences, Inc.	78,882	7,246,101
Grifols S.A.	4,166	92,771
Regeneron Pharmaceuticals, Inc.*	721	259,877
Vertex Pharmaceuticals, Inc.*	2,272	180,601

		17,310,499

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	13,604	569,055
Baxter International, Inc.	5,060	207,865
Becton Dickinson and Co.	1,956	296,960
Boston Scientific Corp.*	12,451	234,203
C.R. Bard, Inc.	670	135,789
Cochlear Ltd.	768	60,225
Coloplast A/S, Class B	1,501	113,736
Dentsply Sirona, Inc.	2,263	139,469
Edwards Lifesciences Corp.*	1,956	172,539
Essilor International S.A.	2,646	326,831
Getinge AB, Class B	110,657	2,550,294
Hologic, Inc.*	2,279	78,626
Hoya Corp.	5,300	201,602
Intuitive Surgical, Inc.*	342	205,559
Medtronic plc	12,985	973,875
Olympus Corp.	3,500	136,057
Smith & Nephew plc	11,259	185,640
Sonova Holding AG (Registered)	731	93,356
St. Jude Medical, Inc.	2,608	143,440
Stryker Corp.	2,894	310,497
Sysmex Corp.	2,000	125,106
Terumo Corp.	3,800	136,239
Varian Medical Systems, Inc.*	861	68,897
William Demant Holding A/S*	368	37,005
Zimmer Biomet Holdings, Inc.	1,645	175,406

		7,678,271

Health Care Providers & Services (1.1%)
Aetna, Inc.	3,229	362,778
Alfresa Holdings Corp.	2,300	44,122
AmerisourceBergen Corp.	1,783	154,319
Anthem, Inc.	2,414	335,522
Cardinal Health, Inc.	3,042	249,292
Centene Corp.*	1,569	96,603
Cigna Corp.	2,362	324,161
DaVita HealthCare Partners, Inc.*	1,546	113,445
Express Scripts Holding Co.*	6,169	423,749
Fresenius Medical Care AG & Co. KGaA	2,804	248,362
Fresenius SE & Co. KGaA	4,941	361,012
HCA Holdings, Inc.*	2,823	220,335
Healthscope Ltd.	21,288	43,407
Henry Schein, Inc.*	751	129,645
Humana, Inc.	1,370	250,641
Laboratory Corp. of America Holdings*	928	108,697
McKesson Corp.	2,111	331,955

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mediclinic International plc	4,794	$61,693
Medipal Holdings Corp.	1,500	23,750
Miraca Holdings, Inc.	700	28,766
Patterson Cos., Inc.	819	38,108
Quest Diagnostics, Inc.	1,344	96,029
Ramsay Health Care Ltd.	1,908	89,744
Ryman Healthcare Ltd.	5,887	33,977
Sinopharm Group Co., Ltd., Class H	604,400	2,730,858
Sonic Healthcare Ltd.	4,960	71,403
Suzuken Co., Ltd.	960	32,627
Tenet Healthcare Corp.*	941	27,223
UnitedHealth Group, Inc.	8,779	1,131,613
Universal Health Services, Inc., Class B	813	101,397

		8,265,233

Health Care Technology (0.0%)
Cerner Corp.*	2,781	147,282
M3, Inc.	2,700	67,941

		215,223

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,977	118,633
Illumina, Inc.*	1,350	218,849
Lonza Group AG (Registered)*	670	113,368
PerkinElmer, Inc.	1,010	49,955
QIAGEN N.V.*	99,363	2,213,816
Thermo Fisher Scientific, Inc.	3,660	518,219
Waters Corp.*	733	96,697

		3,329,537

Pharmaceuticals (8.7%)
AbbVie, Inc.	14,879	849,888
Allergan plc*	28,928	7,753,572
Astellas Pharma, Inc.	27,300	363,005
AstraZeneca plc	16,479	923,642
Bayer AG (Registered)	40,914	4,809,239
Bristol-Myers Squibb Co.	15,416	984,774
Chugai Pharmaceutical Co., Ltd.	3,100	95,993
Daiichi Sankyo Co., Ltd.	7,700	171,214
Eisai Co., Ltd.	3,200	192,492
Eli Lilly & Co.	39,498	2,844,251
Endo International plc*	1,950	54,892
Galenica AG (Registered)	52	78,199
GlaxoSmithKline plc	297,773	6,038,792
Hisamitsu Pharmaceutical Co., Inc.	700	31,285
Johnson & Johnson	25,480	2,756,936
Kyowa Hakko Kirin Co., Ltd.	3,000	47,874
Mallinckrodt plc*	1,043	63,915
Merck & Co., Inc.	61,147	3,235,288
Merck KGaA	26,154	2,181,752
Mitsubishi Tanabe Pharma Corp.	3,000	52,166
Mylan N.V.*	3,756	174,091
Novartis AG (Registered)	55,113	3,994,983
Novo Nordisk A/S, Class B	25,492	1,382,723
Ono Pharmaceutical Co., Ltd.	5,500	232,862
Orion Oyj, Class B	1,363	45,055
Otsuka Holdings Co., Ltd.	4,800	174,352
Perrigo Co. plc	1,352	172,961
Pfizer, Inc.	179,488	5,320,024
Roche Holding AG	30,005	7,386,182
Sanofi S.A.	67,317	5,427,877
Santen Pharmaceutical Co., Ltd.	5,100	76,719
Shionogi & Co., Ltd.	3,900	183,556
Shire plc	7,664	435,784
Sumitomo Dainippon Pharma Co., Ltd.	2,100	24,182
Taisho Pharmaceutical Holdings Co., Ltd.	400	31,703
Takeda Pharmaceutical Co., Ltd.	10,100	460,914
Taro Pharmaceutical Industries Ltd.*	115	16,474
Teva Pharmaceutical Industries Ltd.	11,746	633,854
Teva Pharmaceutical Industries Ltd. (ADR)	116,978	6,259,493
UCB S.A.	1,611	123,261
Zoetis, Inc.	4,181	185,344

		66,271,563

Total Health Care		103,070,326

Industrials (8.9%)
Aerospace & Defense (1.5%)
Airbus Group SE	7,639	507,203
BAE Systems plc	386,638	2,826,522
Boeing Co.	5,751	730,032
Cobham plc	12,783	39,859
Finmeccanica S.p.A.*	3,972	50,395
General Dynamics Corp.	2,701	354,830
Honeywell International, Inc.	7,104	796,003
L-3 Communications Holdings, Inc.	710	84,135
Lockheed Martin Corp.	2,426	537,359
Meggitt plc	10,669	62,305
Northrop Grumman Corp.	1,671	330,691
Raytheon Co.	2,761	338,581
Rockwell Collins, Inc.	26,824	2,473,441
Rolls-Royce Holdings plc*	23,313	228,356
Safran S.A.	3,916	273,956
Singapore Technologies Engineering Ltd.	24,400	58,472
Textron, Inc.	2,453	89,436
Thales S.A.	1,374	120,388
United Technologies Corp.	7,183	719,018
Zodiac Aerospace	28,548	572,057

		11,193,039

Air Freight & Logistics (0.9%)
Bollore S.A.	11,869	46,109
C.H. Robinson Worldwide, Inc.	1,328	98,577
Deutsche Post AG (Registered)	12,459	346,205
Expeditors International of Washington, Inc.	1,702	83,075
FedEx Corp.	15,267	2,484,246
Royal Mail plc	11,062	76,373
TNT Express N.V.	6,728	60,373
United Parcel Service, Inc., Class B	35,984	3,795,232
Yamato Holdings Co., Ltd.	4,700	93,837

		7,084,027

Airlines (0.6%)
American Airlines Group, Inc.	5,569	228,385
ANA Holdings, Inc.	17,000	47,898
Cathay Pacific Airways Ltd.	19,000	32,870
Delta Air Lines, Inc.	7,189	349,961
Deutsche Lufthansa AG (Registered)*	202,292	3,269,821
easyJet plc	2,225	48,542
International Consolidated Airlines Group S.A.	10,074	80,357
Japan Airlines Co., Ltd.	1,730	63,362
Qantas Airways Ltd.*	8,028	25,046
Singapore Airlines Ltd.	7,800	66,087
Southwest Airlines Co.	5,892	263,962
United Continental Holdings, Inc.*	3,319	198,675

		4,674,966

Building Products (0.7%)
Allegion plc	891	56,766
Asahi Glass Co., Ltd.	13,000	71,154
Assa Abloy AB, Class B	12,810	252,784

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cie de Saint-Gobain	90,160	$3,973,429
Daikin Industries Ltd.	3,000	224,230
Geberit AG (Registered)	485	181,229
Lixil Group Corp.	3,600	73,411
Masco Corp.	3,061	96,268
Toto Ltd.	2,000	62,375

		4,991,646

Commercial Services & Supplies (0.4%)
ADT Corp.	1,464	60,405
Aggreko plc	3,441	53,227
Babcock International Group plc	3,318	45,248
Brambles Ltd.	21,203	196,988
Cintas Corp.	779	69,962
Dai Nippon Printing Co., Ltd.	7,000	62,197
Edenred	2,745	53,319
G4S plc	20,641	56,505
ISS A/S	2,023	81,217
Park24 Co., Ltd.	1,300	36,385
Pitney Bowes, Inc.	1,761	37,932
Republic Services, Inc.	2,151	102,495
Secom Co., Ltd.	2,600	193,270
Securitas AB, Class B	4,220	69,915
Serco Group plc*	845,484	1,244,685
Societe BIC S.A.	381	57,314
Sohgo Security Services Co., Ltd.	800	43,360
Stericycle, Inc.*	794	100,195
Toppan Printing Co., Ltd.	7,000	58,714
Tyco International plc	3,900	143,169
Waste Management, Inc.	3,828	225,852

		2,992,354

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	2,809	83,713
Boskalis Westminster	1,173	46,109
Bouygues S.A.	2,768	112,917
CIMIC Group Ltd.	1,306	34,799
Ferrovial S.A.	6,231	133,899
Fluor Corp.	1,292	69,380
Jacobs Engineering Group, Inc.*	1,159	50,474
JGC Corp.	3,000	44,915
Kajima Corp.	11,000	69,004
Obayashi Corp.	9,000	88,765
OCI N.V.*	1,185	23,206
Quanta Services, Inc.*	1,525	34,404
Shimizu Corp.	8,000	67,813
Skanska AB, Class B	5,127	117,024
Taisei Corp.	14,000	92,550
Vinci S.A.	6,190	461,145

		1,530,117

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	28,297	551,491
AMETEK, Inc.	2,167	108,307
Eaton Corp. plc	4,238	265,129
Emerson Electric Co.	5,939	322,963
Fuji Electric Co., Ltd.	8,000	27,651
Legrand S.A.	3,622	202,962
Mabuchi Motor Co., Ltd.	700	32,591
Mitsubishi Electric Corp.	25,000	262,006
Nidec Corp.	3,000	205,278
OSRAM Licht AG	1,230	63,410
Prysmian S.p.A.	2,673	60,558
Rockwell Automation, Inc.	1,212	137,865
Schneider Electric SE	7,128	450,482
Vestas Wind Systems A/S	2,959	208,759

		2,899,452

Industrial Conglomerates (1.6%)
3M Co.	5,587	930,962
CK Hutchison Holdings Ltd.	149,924	1,946,199
Danaher Corp.	5,521	523,722
General Electric Co.	86,158	2,738,963
Jardine Matheson Holdings Ltd.	2,900	163,415
Keihan Electric Railway Co., Ltd.	6,000	42,277
Keppel Corp., Ltd.	20,200	87,373
Koninklijke Philips N.V.	12,254	349,084
NWS Holdings Ltd.	19,688	31,420
Roper Technologies, Inc.	934	170,707
Seibu Holdings, Inc.	1,700	35,965
Sembcorp Industries Ltd.	13,500	30,248
Siemens AG (Registered)	35,386	3,750,753
Smiths Group plc	5,273	81,489
Toshiba Corp.*	822,000	1,599,520

		12,482,097

Machinery (1.6%)
Alfa Laval AB	3,926	64,271
Alstom S.A.*	1,876	47,956
Amada Holdings Co., Ltd.	4,700	45,854
Andritz AG*	1,039	57,051
Atlas Copco AB, Class A	8,675	218,311
Atlas Copco AB, Class B	4,916	115,902
Caterpillar, Inc.	5,378	411,632
CNH Industrial N.V.	12,870	87,503
CRRC Corp., Ltd., Class H	2,030,570	2,044,352
Cummins, Inc.	1,478	162,491
Deere & Co.	2,767	213,031
Dover Corp.	1,465	94,243
FANUC Corp.	2,500	388,400
Flowserve Corp.	1,248	55,424
GEA Group AG	2,479	121,297
Hino Motors Ltd.	3,400	36,766
Hitachi Construction Machinery Co., Ltd.	1,400	22,242
Hoshizaki Electric Co., Ltd.	500	41,717
IHI Corp.	19,000	40,179
Illinois Tool Works, Inc.	3,024	309,779
IMI plc	3,626	49,605
Ingersoll-Rand plc	2,346	145,475
JTEKT Corp.	2,800	36,323
Kawasaki Heavy Industries Ltd.	20,000	57,755
Komatsu Ltd.	11,700	199,184
Kone Oyj, Class B	4,251	204,904
Kubota Corp.	15,000	204,785
Kurita Water Industries Ltd.	1,400	31,932
Makita Corp.	1,600	99,231
MAN SE	401	43,403
Metso Oyj	1,535	36,628
Minebea Co., Ltd.	4,000	31,205
Mitsubishi Heavy Industries Ltd.	41,000	152,313
Nabtesco Corp.	1,600	35,911
NGK Insulators Ltd.	3,000	55,418
NSK Ltd.	6,500	59,487
PACCAR, Inc.	3,231	176,703
Parker-Hannifin Corp.	1,265	140,516
Pentair plc	1,659	90,017
Sandvik AB	12,838	132,836
Schindler Holding AG	618	113,953
Schindler Holding AG (Registered)	208	38,093
Sembcorp Marine Ltd.	15,500	18,975
SKF AB, Class B*	5,477	98,904
SMC Corp.	700	162,584
Snap-on, Inc.	545	85,560
Stanley Black & Decker, Inc.	28,551	3,003,851

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sulzer AG (Registered)	127	$12,613
Sumitomo Heavy Industries Ltd.	8,000	33,053
THK Co., Ltd.	1,600	29,514
Volvo AB, Class B	19,482	213,820
Wartsila Oyj Abp	2,019	91,368
Weichai Power Co., Ltd., Class H	1,310,000	1,467,499
Weir Group plc	2,903	46,197
Xylem, Inc.	1,696	69,366
Yangzijiang Shipbuilding Holdings Ltd.	30,135	21,911
Zardoya Otis S.A.	1,863	21,687

		12,090,980

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A*	53	67,661
A. P. Moller - Maersk A/S, Class B*	77	101,005
Kuehne + Nagel International AG (Registered)	757	107,620
Mitsui O.S.K. Lines Ltd.	15,000	30,521
Nippon Yusen KK	22,000	42,419

		349,226

Professional Services (0.2%)
Adecco S.A. (Registered)*	2,011	131,027
Bureau Veritas S.A.	3,506	78,094
Capita plc	8,959	134,078
Dun & Bradstreet Corp.	344	35,460
Equifax, Inc.	1,107	126,519
Experian plc	12,233	218,742
Intertek Group plc	2,192	99,705
Nielsen Holdings plc	3,339	175,832
Randstad Holding N.V.	1,639	90,845
Recruit Holdings Co., Ltd.	2,000	61,042
Robert Half International, Inc.	1,256	58,505
SEEK Ltd.	4,362	54,101
SGS S.A. (Registered)	75	158,494
Verisk Analytics, Inc.*	1,451	115,964

		1,538,408

Road & Rail (0.4%)
Asciano Ltd.	8,787	60,352
Aurizon Holdings Ltd.	28,767	87,323
Central Japan Railway Co.	1,900	336,039
ComfortDelGro Corp., Ltd.	30,000	64,992
CSX Corp.	8,889	228,892
DSV A/S	2,378	98,991
East Japan Railway Co.	4,297	370,845
Hankyu Hanshin Holdings, Inc.	15,000	95,695
J.B. Hunt Transport Services, Inc.	801	67,476
Kansas City Southern	975	83,314
Keikyu Corp.	6,000	52,779
Keio Corp.	8,000	70,230
Keisei Electric Railway Co., Ltd.	4,000	56,262
Kintetsu Group Holdings Co., Ltd.	24,000	97,241
MTR Corp., Ltd.	19,500	96,528
Nagoya Railroad Co., Ltd.	12,000	56,084
Nippon Express Co., Ltd.	12,000	54,591
Norfolk Southern Corp.	2,754	229,271
Odakyu Electric Railway Co., Ltd.	7,000	76,192
Ryder System, Inc.	507	32,843
Tobu Railway Co., Ltd.	13,000	64,801
Tokyu Corp.	15,000	125,683
Union Pacific Corp.	7,816	621,763
West Japan Railway Co.	2,200	135,837

		3,264,024

Trading Companies & Distributors (0.3%)
AerCap Holdings N.V.*	1,291	50,039
Ashtead Group plc	6,948	86,219
Brenntag AG	2,092	119,500
Bunzl plc	4,686	136,153
Fastenal Co.	2,615	128,135
ITOCHU Corp.	20,500	252,459
Marubeni Corp.	21,900	110,916
Mitsubishi Corp.	17,400	294,677
Mitsui & Co., Ltd.	22,000	253,143
Noble Group Ltd.*	66,218	21,617
Rexel S.A.	3,907	55,817
Sumitomo Corp.	15,200	151,061
Toyota Tsusho Corp.	2,800	63,267
Travis Perkins plc	2,757	72,345
United Rentals, Inc.*	837	52,053
W.W. Grainger, Inc.	521	121,617
Wolseley plc	3,128	176,963

		2,145,981

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	6,666	109,607
Aena S.A.*§	844	108,956
Aeroports de Paris S.A.	392	48,464
Atlantia S.p.A.	5,658	156,900
Auckland International Airport Ltd.	14,368	63,857
Fraport AG Frankfurt Airport Services Worldwide	511	30,998
Groupe Eurotunnel SE (Registered)	6,419	71,946
Hutchison Port Holdings Trust (BATS Exchange)	23,100	12,012
Hutchison Port Holdings Trust (Singapore Stock Exchange)	56,200	28,100
Japan Airport Terminal Co., Ltd.	600	21,325
Kamigumi Co., Ltd.	3,000	28,229
Mitsubishi Logistics Corp.	2,000	26,265
Sydney Airport	14,373	73,708
Transurban Group	25,098	218,361

		998,728

Total Industrials		68,235,045

Information Technology (11.1%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	174,897	4,979,318
F5 Networks, Inc.*	617	65,309
Harris Corp.	1,136	88,449
Juniper Networks, Inc.	3,309	84,413
Motorola Solutions, Inc.	1,433	108,478
Nokia Oyj	73,764	438,566
Telefonaktiebolaget LM Ericsson, Class B	39,342	393,989

		6,158,522

Electronic Equipment, Instruments & Components (0.6%)
Alps Electric Co., Ltd.	2,500	43,582
Amphenol Corp., Class A	2,807	162,301
Citizen Holdings Co., Ltd.	3,700	20,975
Corning, Inc.	10,276	214,665
FLIR Systems, Inc.	1,336	44,021
Hamamatsu Photonics KK	1,900	52,419
Hexagon AB, Class B	3,264	127,050
Hirose Electric Co., Ltd.	415	45,761
Hitachi High-Technologies Corp.	900	25,350
Hitachi Ltd.	62,400	291,971
Ingenico Group S.A.	682	78,342
Keyence Corp.	540	294,554
Knowles Corp.*	179,490	2,365,678
Kyocera Corp.	4,100	180,583
Murata Manufacturing Co., Ltd.	2,600	313,492
Nippon Electric Glass Co., Ltd.	6,000	30,708
Omron Corp.	2,700	80,368
Shimadzu Corp.	3,000	47,048

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TDK Corp.	1,700	$94,407
TE Connectivity Ltd.	3,414	211,395
Yaskawa Electric Corp.	3,100	35,780
Yokogawa Electric Corp.	3,200	33,068

		4,793,518

Internet Software & Services (1.5%)
Akamai Technologies, Inc.*	1,672	92,913
Alphabet, Inc., Class A*	8,042	6,135,242
Alphabet, Inc., Class C*	2,744	2,044,143
Auto Trader Group p§	9,300	52,093
eBay, Inc.*	10,014	238,934
Facebook, Inc., Class A*	21,192	2,418,007
Kakaku.com, Inc.	2,000	37,141
Mixi, Inc.	600	22,284
United Internet AG (Registered)	1,684	84,515
VeriSign, Inc.*	897	79,420
Yahoo! Japan Corp.	19,700	83,845
Yahoo!, Inc.*	8,044	296,100

		11,584,637

IT Services (1.0%)
Accenture plc, Class A	5,799	669,205
Alliance Data Systems Corp.*	535	117,700
Amadeus IT Holding S.A., Class A	5,875	251,964
Atos SE	1,184	96,438
Automatic Data Processing, Inc.	4,225	379,025
Cap Gemini S.A.	2,165	203,440
Cognizant Technology Solutions Corp., Class A*	5,625	352,688
Computershare Ltd.	6,230	46,705
CSRA, Inc.	1,320	35,508
Fidelity National Information Services, Inc.	2,550	161,441
Fiserv, Inc.*	2,057	211,007
Fujitsu Ltd.	23,000	85,137
International Business Machines Corp.	8,163	1,236,286
Itochu Techno-Solutions Corp.	400	7,549
MasterCard, Inc., Class A	9,055	855,698
Nomura Research Institute Ltd.	1,650	55,564
NTT Data Corp.	1,400	70,283
Obic Co., Ltd.	800	42,294
Otsuka Corp.	700	36,945
Paychex, Inc.	3,009	162,516
PayPal Holdings, Inc.*	10,274	396,576
Teradata Corp.*	1,245	32,669
Total System Services, Inc.	1,584	75,367
Visa, Inc., Class A	17,722	1,355,379
Western Union Co.	4,525	87,287
Worldpay Group plc*§	8,410	33,229
Xerox Corp.	8,908	99,413

		7,157,313

Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc.	2,851	168,751
Applied Materials, Inc.	189,925	4,022,612
ARM Holdings plc	18,016	262,377
ASM Pacific Technology Ltd.	3,400	26,692
ASML Holding N.V.	4,506	457,772
Broadcom Ltd.	3,424	529,008
First Solar, Inc.*	719	49,230
Infineon Technologies AG	14,287	203,296
Intel Corp.	43,621	1,411,139
KLA-Tencor Corp.	1,405	102,298
Lam Research Corp.	1,481	122,331
Linear Technology Corp.	2,245	100,037
Microchip Technology, Inc.	1,833	88,351
Micron Technology, Inc.*	9,409	98,512
NVIDIA Corp.	4,650	165,680
NXP Semiconductors N.V.*	1,662	134,738
Qorvo, Inc.*	1,224	61,702
QUALCOMM, Inc.	13,804	705,937
Rohm Co., Ltd.	1,300	54,751
Skyworks Solutions, Inc.	1,766	137,571
STMicroelectronics N.V.	8,965	49,762
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	75,575	1,980,065
Texas Instruments, Inc.	9,283	533,030
Tokyo Electron Ltd.	2,300	149,920
Xilinx, Inc.	2,317	109,895

		11,725,457

Software (3.1%)
Activision Blizzard, Inc.	4,660	157,694
Adobe Systems, Inc.*	4,602	431,668
Autodesk, Inc.*	2,118	123,501
CA, Inc.	2,651	81,624
Check Point Software Technologies Ltd.*	922	80,647
Citrix Systems, Inc.*	1,439	113,077
Dassault Systemes S.A.	1,751	138,934
Electronic Arts, Inc.*	2,842	187,885
Gemalto N.V.	1,098	81,174
GungHo Online Entertainment, Inc.	6,400	18,027
Intuit, Inc.	2,372	246,712
Konami Corp.	1,200	35,506
Microsoft Corp.	248,974	13,750,834
Mobileye N.V.*	937	34,941
Nexon Co., Ltd.	1,800	30,692
NICE-Systems Ltd.	797	52,302
Nintendo Co., Ltd.	1,400	199,031
Oracle Corp.	85,913	3,514,701
Oracle Corp. Japan	500	28,078
Red Hat, Inc.*	1,718	128,008
Sage Group plc	14,625	132,122
salesforce.com, Inc.*	5,824	429,986
SAP SE	45,697	3,697,101
Symantec Corp.	5,936	109,104
Trend Micro, Inc.	1,500	54,911

		23,858,260

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	51,199	5,580,179
Brother Industries Ltd.	3,100	35,643
Canon, Inc.	13,600	405,420
EMC Corp.	17,979	479,140
Fujifilm Holdings Corp.	5,900	233,337
Hewlett Packard Enterprise Co.	81,401	1,443,240
HP, Inc.	81,494	1,004,006
Konica Minolta, Inc.	303,400	2,577,195
NEC Corp.	36,000	90,524
NetApp, Inc.	2,680	73,137
Ricoh Co., Ltd.	9,500	96,735
Samsung Electronics Co., Ltd.	530	608,045
Samsung Electronics Co., Ltd. (GDR)	12,420	7,073,190
SanDisk Corp.	1,838	139,835
Seagate Technology plc	2,685	92,498
Seiko Epson Corp.	3,800	61,383
Western Digital Corp.	2,129	100,574

		20,094,081

Total Information Technology		85,371,788

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.8%)
Chemicals (1.9%)
Air Liquide S.A.	4,458	$501,645
Air Products and Chemicals, Inc.	1,793	258,282
Air Water, Inc.	2,000	29,606
Airgas, Inc.	616	87,250
Akzo Nobel N.V.	62,984	4,293,003
Arkema S.A.	898	67,421
Asahi Kasei Corp.	17,000	114,935
BASF SE	11,986	904,257
CF Industries Holdings, Inc.	2,182	68,384
Chr Hansen Holding A/S	1,312	88,074
Croda International plc	1,823	79,570
Daicel Corp.	4,000	54,663
Dow Chemical Co.	10,316	524,672
E.I. du Pont de Nemours & Co.	8,050	509,726
Eastman Chemical Co.	1,392	100,544
Ecolab, Inc.	2,460	274,339
EMS-Chemie Holding AG (Registered)	109	56,509
Evonik Industries AG	1,893	56,791
FMC Corp.	1,274	51,431
Fuchs Petrolub SE (Preference)(q)	921	41,150
Givaudan S.A. (Registered)	116	227,524
Hitachi Chemical Co., Ltd.	1,400	25,190
Incitec Pivot Ltd.	23,083	56,445
International Flavors & Fragrances, Inc.	755	85,896
Israel Chemicals Ltd.	6,622	28,824
Johnson Matthey plc	2,603	102,586
JSR Corp.	2,500	35,941
K+S AG (Registered)	2,676	62,621
Kaneka Corp.	3,000	25,696
Kansai Paint Co., Ltd.	3,000	48,194
Koninklijke DSM N.V.	2,488	136,841
Kuraray Co., Ltd.	4,600	56,241
Lanxess AG	1,269	60,994
Linde AG	2,394	348,825
LyondellBasell Industries N.V., Class A	23,983	2,052,465
Mitsubishi Chemical Holdings Corp.	18,700	97,617
Mitsubishi Gas Chemical Co., Inc.	5,000	26,923
Mitsui Chemicals, Inc.	12,000	39,984
Monsanto Co.	4,067	356,839
Mosaic Co.	3,332	89,964
Nippon Paint Holdings Co., Ltd.	2,000	44,373
Nitto Denko Corp.	2,200	122,310
Novozymes A/S, Class B	2,901	130,420
Orica Ltd.	5,042	59,404
PPG Industries, Inc.	2,464	274,711
Praxair, Inc.	2,631	301,118
Sherwin-Williams Co.	724	206,101
Shin-Etsu Chemical Co., Ltd.	5,100	263,916
Sika AG	27	106,871
Solvay S.A.	946	94,889
Sumitomo Chemical Co., Ltd.	18,000	81,407
Symrise AG	1,677	112,587
Syngenta AG (Registered)	1,199	498,778
Taiyo Nippon Sanso Corp.	2,000	18,979
Teijin Ltd.	13,000	45,280
Toray Industries, Inc.	18,000	153,411
Umicore S.A.	1,318	65,614
Yara International ASA	2,138	80,459

		14,788,490

Construction Materials (1.2%)
Boral Ltd.	10,355	49,055
PMCRH plc	214,018	6,046,877
Fletcher Building Ltd.	8,834	48,177
HeidelbergCement AG	31,557	2,702,130
Holcim Ltd. (Registered)*	5,590	262,946
Imerys S.A.	480	33,476
James Hardie Industries plc (CDI)	6,081	83,252
Martin Marietta Materials, Inc.	606	96,663
Taiheiyo Cement Corp.	16,000	36,821
Vulcan Materials Co.	1,244	131,329

		9,490,726

Containers & Packaging (0.1%)
Amcor Ltd.	14,667	161,337
Avery Dennison Corp.	796	57,399
Ball Corp.	1,282	91,394
International Paper Co.	3,789	155,500
Owens-Illinois, Inc.*	1,479	23,605
Rexam plc	9,256	84,283
Sealed Air Corp.	1,777	85,314
Toyo Seikan Group Holdings Ltd.	2,500	46,826
WestRock Co.	2,361	92,150

		797,808

Metals & Mining (1.5%)
Alcoa, Inc.	12,260	117,451
Alumina Ltd.	33,989	33,871
Anglo American plc	17,475	138,569
Antofagasta plc	5,347	36,048
ArcelorMittal S.A.	23,857	107,909
BHP Billiton Ltd.	42,104	544,153
BHP Billiton plc	26,822	301,559
Boliden AB	3,846	61,540
Fortescue Metals Group Ltd.	21,391	41,813
Freeport-McMoRan, Inc.	11,392	117,793
Fresnillo plc	2,927	40,042
Glencore plc*	1,856,753	4,194,816
Hitachi Metals Ltd.	3,000	30,948
Iluka Resources Ltd.	5,716	28,743
JFE Holdings, Inc.	6,700	90,250
Kobe Steel Ltd.	39,000	34,306
Maruichi Steel Tube Ltd.	600	16,447
Mitsubishi Materials Corp.	15,000	42,383
MMC Norilsk Nickel PJSC (ADR)	159,541	2,067,651
Newcrest Mining Ltd.*	9,616	125,015
Newmont Mining Corp.	4,952	131,624
Nippon Steel & Sumitomo Metal Corp.	8,705	167,224
Norsk Hydro ASA	18,444	75,941
Nucor Corp.	2,885	136,460
POSCO (ADR)	39,545	1,871,665
Randgold Resources Ltd.	1,241	113,538
Rio Tinto Ltd.	5,236	171,343
Rio Tinto plc	16,176	454,317
South32 Ltd.*	71,928	80,775
Sumitomo Metal Mining Co., Ltd.	6,000	59,576
ThyssenKrupp AG	5,089	105,740
voestalpine AG	1,151	38,512

		11,578,022

Paper & Forest Products (0.1%)
Mondi plc	5,020	96,325
Oji Holdings Corp.	11,000	44,178
Stora Enso Oyj, Class R	7,051	63,103
UPM-Kymmene Oyj	6,585	119,290

		322,896

Total Materials		36,977,942

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (4.0%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	56,800	$2,224,856
Bezeq Israeli Telecommunication Corp., Ltd.	26,067	58,813
BT Group plc	109,194	690,836
CenturyLink, Inc.	5,017	160,343
Deutsche Telekom AG (Registered)	42,070	755,172
Elisa Oyj*	1,939	75,392
Frontier Communications Corp.	11,008	61,535
HKT Trust & HKT Ltd.	37,414	51,510
Iliad S.A.	360	92,641
Inmarsat plc	6,041	85,419
Koninklijke KPN N.V.	40,111	168,101
Level 3 Communications, Inc.*	2,667	140,951
Nippon Telegraph & Telephone Corp.	8,756	377,174
Orange S.A.	25,753	451,140
PCCW Ltd.	61,000	39,475
Proximus SADP	2,116	72,318
Singapore Telecommunications Ltd.	1,261,050	3,573,996
Spark New Zealand Ltd.	23,871	60,224
Swisscom AG (Registered)	350	190,188
TDC A/S	10,686	52,300
Telecom Italia S.p.A.*	151,436	163,358
Telecom Italia S.p.A. (RNC)	82,364	72,166
Telefonica Deutschland Holding AG	9,992	54,132
Telefonica S.A.	406,859	4,561,130
Telenor ASA	114,709	1,856,205
TeliaSonera AB	34,526	179,344
Telstra Corp., Ltd.	54,576	222,982
TPG Telecom Ltd.	3,744	32,545
Verizon Communications, Inc.	37,618	2,034,382
Vivendi S.A.	14,975	314,900
Vocus Communications Ltd.	4,724	30,165

		18,903,693

Wireless Telecommunication Services (1.5%)
China Mobile Ltd.	205,000	2,284,575
KDDI Corp.	22,500	600,960
Millicom International Cellular S.A. (SDR)	928	50,719
NTT DoCoMo, Inc.	18,800	426,381
SoftBank Group Corp.	60,100	2,865,490
StarHub Ltd.	8,019	19,931
Tele2 AB, Class B	4,200	38,957
Vodafone Group plc	1,716,686	5,453,885

		11,740,898

Total Telecommunication Services		30,644,591

Utilities (1.5%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	4,535	301,124
AusNet Services	19,264	22,003
Cheung Kong Infrastructure Holdings Ltd.	8,000	78,223
Chubu Electric Power Co., Inc.	9,000	125,670
Chugoku Electric Power Co., Inc.	4,100	55,373
CLP Holdings Ltd.	24,000	217,033
Contact Energy Ltd.	6,159	21,285
Duke Energy Corp.	6,357	512,884
Edison International	3,009	216,317
EDP - Energias de Portugal S.A.	30,107	107,093
Electricite de France S.A.	3,312	37,175
Endesa S.A.	4,346	83,427
Enel S.p.A.	93,449	414,496
Entergy Corp.	1,618	128,275
Eversource Energy	2,929	170,878
Exelon Corp.	8,495	304,631
FirstEnergy Corp.	3,912	140,715
Fortum Oyj	6,196	93,841
HK Electric Investments & HK Electric Investments Ltd.§	34,000	29,935
Hokuriku Electric Power Co.	2,300	32,555
Iberdrola S.A.	71,949	479,845
Kansai Electric Power Co., Inc.*	9,700	85,903
Kyushu Electric Power Co., Inc.*	5,900	56,146
Mighty River Power Ltd.	11,822	23,860
NextEra Energy, Inc.	4,254	503,418
PG&E Corp.	4,551	271,786
Pinnacle West Capital Corp.	1,029	77,247
Power Assets Holdings Ltd.	17,500	179,008
PPL Corp.	6,223	236,910
Red Electrica Corporacion S.A.	937	81,352
Shikoku Electric Power Co., Inc.	2,500	33,520
Southern Co.	8,430	436,084
SSE plc	12,825	274,825
Terna Rete Elettrica Nazionale S.p.A.	20,620	117,669
Tohoku Electric Power Co., Inc.	6,300	81,279
Tokyo Electric Power Co., Inc.*	17,700	97,350
Xcel Energy, Inc.	4,687	196,010

		6,325,145

Gas Utilities (0.1%)
AGL Resources, Inc.	1,115	72,631
APA Group	15,649	105,682
Enagas S.A.	1,556	46,770
Gas Natural SDG S.A.	5,149	104,115
Hong Kong & China Gas Co., Ltd.	91,520	171,069
Osaka Gas Co., Ltd.	26,000	99,893
Snam S.p.A.	27,293	170,967
Toho Gas Co., Ltd.	6,000	42,596
Tokyo Gas Co., Ltd.	29,000	135,202

		948,925

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,898	69,597
Electric Power Development Co., Ltd.	2,000	62,464
Enel Green Power S.p.A.	23,979	51,570
Meridian Energy Ltd.	18,290	33,122
NRG Energy, Inc.	3,034	39,472

		256,225

Multi-Utilities (0.5%)
AGL Energy Ltd.	9,203	129,804
Ameren Corp.	2,271	113,777
CenterPoint Energy, Inc.	4,000	83,680
Centrica plc	68,300	223,364
CMS Energy Corp.	2,581	109,538
Consolidated Edison, Inc.	2,711	207,717
Dominion Resources, Inc.	5,508	413,761
DTE Energy Co.	1,680	152,309
DUET Group†	30,152	52,628
E.ON SE	25,679	246,560
Engie S.A.	19,092	296,326
National Grid plc	49,420	700,709
NiSource, Inc.	2,967	69,903
Public Service Enterprise Group, Inc.	4,677	220,474
RWE AG	6,804	88,068
SCANA Corp.	1,335	93,650
Sempra Energy	2,178	226,621
Suez Environnement Co. S.A.	3,905	71,629
TECO Energy, Inc.	2,185	60,153

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Veolia Environnement S.A.	6,063	$146,054
WEC Energy Group, Inc.	2,915	175,104

		3,881,829

Water Utilities (0.1%)
American Water Works Co., Inc.	1,616	111,391
Severn Trent plc	3,369	105,145
United Utilities Group plc	9,661	128,072

		344,608

Total Utilities		11,756,732

Total Common Stocks (90.3%) (Cost $585,407,534)		692,979,140

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	20,434,927	20,434,927

Total Short-Term Investment (2.7%) (Cost $20,434,927)		20,434,927

Total Investments (93.0%) (Cost $605,842,461)		713,414,067
Other Assets Less Liabilities (7.0%)		53,788,918

Net Assets (100%)		$767,202,985

*	Non-income producing.

†	Securities (totaling $104,237 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $380,371 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.4%
Austria	0.0	#
Belgium	0.3
Canada	0.4
Chile	0.0	#
China	1.1
Denmark	0.4
Finland	0.2
France	5.3
Germany	4.7
Hong Kong	2.0
Ireland	1.2
Israel	1.0
Italy	1.3
Japan	7.2
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	3.5
New Zealand	0.0	#
Norway	0.5
Portugal	0.4
Russia	0.3
Singapore	1.0
South Africa	0.0	#
South Korea	2.0
Spain	1.1
Sweden	0.9
Switzerland	4.8
Taiwan	0.3
Thailand	0.3
United Kingdom	10.1
United States	41.2
Cash and Other	7.0

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$701,263	$—	$—	$603,905	$—	$—
BlackRock, Inc.	403,176	3,426	9,903	397,105	2,711	(544)
PNC Financial Services Group, Inc.	453,104	—	11,314	391,390	2,425	(630)

	$1,557,543	$3,426	$21,217	$1,392,400	$5,136	$(1,174)

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	391	June-16	$13,300,837	$13,040,573	$(260,264)
FTSE 100 Index	92	June-16	8,056,239	8,077,412	21,173
S&P 500 E-Mini Index	371	June-16	36,662,543	38,055,325	1,392,782
SPI 200 Index	33	June-16	3,219,393	3,203,757	(15,636)
TOPIX Index	66	June-16	7,817,849	7,902,173	84,324

					$1,222,379

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	Barclays Bank plc	106	$81,068	$78,810	$2,258
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	354	270,341	263,815	6,526
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	596	856,660	848,435	8,225
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	1,239	1,413,394	1,363,661	49,733
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	114	130,246	129,025	1,221
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	94,846	844,606	844,217	389

					$68,352

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	74	$105,082	$106,044	$(962)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Citibank N.A.	102	113,215	116,297	(3,082)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Morgan Stanley	99	111,444	113,043	(1,599)
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	Citibank N.A.	11,882	105,354	105,805	(451)

					$(6,094)

					$62,258

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,718,249	$45,825,070	$—	$90,543,319
Consumer Staples	27,068,930	29,170,406	—	56,239,336
Energy	28,932,017	38,495,833	—	67,427,850
Financials	53,694,551	88,966,051	51,609	142,712,211
Health Care	56,489,693	46,580,633	—	103,070,326
Industrials	27,462,757	40,772,288	—	68,235,045
Information Technology	64,680,429	20,691,359	—	85,371,788
Materials	10,417,720	26,560,222	—	36,977,942
Telecommunication Services	4,622,067	26,022,524	—	30,644,591
Utilities	5,716,057	5,988,047	52,628	11,756,732
Forward Currency Contracts	—	68,352	—	68,352
Futures	1,498,279	—	—	1,498,279
Short-Term Investments	20,434,927	—	—	20,434,927

Total Assets	$345,735,676	$369,140,785	$104,237	$714,980,698

Liabilities:
Forward Currency Contracts	$—	$(6,094)	$—	$(6,094)
Futures	(275,900)	—	—	(275,900)

Total Liabilities	$(275,900)	$(6,094)	$—	$(281,994)

Total	$345,459,776	$369,134,691	$104,237	$714,698,704

(a)	Securities with a market value of $102,622 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,026,087
Aggregate gross unrealized depreciation	(89,883,972)

Net unrealized appreciation	$105,142,115

Federal income tax cost of investments	$608,271,952

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.3%)
BorgWarner, Inc.	79,515	$3,053,376
Delphi Automotive plc	100,556	7,543,711
Goodyear Tire & Rubber Co.	94,688	3,122,810
Johnson Controls, Inc.	234,867	9,152,767

		22,872,664

Automobiles (0.5%)
Ford Motor Co.	1,412,552	19,069,452
General Motors Co.	509,233	16,005,193
Harley-Davidson, Inc.	68,210	3,501,220

		38,575,865

Distributors (0.1%)
Genuine Parts Co.	55,112	5,475,928

Diversified Consumer Services (0.0%)
H&R Block, Inc.	82,642	2,183,402

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	163,640	8,635,283
Chipotle Mexican Grill, Inc.*	11,074	5,215,522
Darden Restaurants, Inc.	40,629	2,693,703
Marriott International, Inc., Class A	69,824	4,970,072
McDonald’s Corp.	326,669	41,055,760
Royal Caribbean Cruises Ltd.	60,130	4,939,680
Starbucks Corp.	535,541	31,971,798
Starwood Hotels & Resorts Worldwide, Inc.	62,052	5,176,998
Wyndham Worldwide Corp.	39,894	3,049,098
Wynn Resorts Ltd.	28,717	2,683,029
Yum! Brands, Inc.	148,084	12,120,675

		122,511,618

Household Durables (0.4%)
D.R. Horton, Inc.	121,024	3,658,556
Garmin Ltd.	40,871	1,633,205
Harman International Industries, Inc.	25,152	2,239,534
Leggett & Platt, Inc.	47,672	2,307,325
Lennar Corp., Class A	65,026	3,144,657
Mohawk Industries, Inc.*	23,316	4,451,024
Newell Rubbermaid, Inc.	98,473	4,361,369
PulteGroup, Inc.	110,698	2,071,160
Whirlpool Corp.	27,486	4,956,825

		28,823,655

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	139,888	83,043,112
Expedia, Inc.	42,119	4,541,271
Netflix, Inc.*	155,101	15,855,975
Priceline Group, Inc.*	17,978	23,172,923
TripAdvisor, Inc.*	39,692	2,639,518

		129,252,799

Leisure Products (0.1%)
Hasbro, Inc.	40,424	3,237,963
Mattel, Inc.	125,239	4,210,535

		7,448,498

Media (2.8%)
Cablevision Systems Corp. - New York Group, Class A	80,394	2,653,002
CBS Corp. (Non-Voting), Class B	152,920	8,424,363
Comcast Corp., Class A	881,501	53,842,081
Discovery Communications, Inc., Class A*	52,419	1,500,756
Discovery Communications, Inc., Class C*	84,894	2,292,138
Interpublic Group of Cos., Inc.	144,202	3,309,436
News Corp., Class A	133,020	1,698,666
News Corp., Class B	36,313	481,147
Omnicom Group, Inc.	87,527	7,284,872
Scripps Networks Interactive, Inc., Class A	32,896	2,154,688
TEGNA, Inc.	78,562	1,843,065
Time Warner Cable, Inc.	102,634	21,000,969
Time Warner, Inc.	286,287	20,770,122
Twenty-First Century Fox, Inc., Class A	406,602	11,336,064
Twenty-First Century Fox, Inc., Class B	156,232	4,405,742
Viacom, Inc., Class B	126,644	5,227,864
Walt Disney Co.	543,855	54,010,240

		202,235,215

Multiline Retail (0.6%)
Dollar General Corp.	105,567	9,036,535
Dollar Tree, Inc.*	86,246	7,111,845
Kohl’s Corp.	68,075	3,172,976
Macy’s, Inc.	113,227	4,992,178
Nordstrom, Inc.	45,925	2,627,369
Target Corp.	218,198	17,953,332

		44,894,235

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	26,861	4,306,893
AutoNation, Inc.*	26,973	1,259,100
AutoZone, Inc.*	10,945	8,719,772
Bed Bath & Beyond, Inc.*	61,016	3,028,834
Best Buy Co., Inc.	101,524	3,293,439
CarMax, Inc.*	69,690	3,561,159
GameStop Corp., Class A	36,775	1,166,871
Gap, Inc.	82,001	2,410,829
Home Depot, Inc.	459,375	61,294,406
L Brands, Inc.	92,315	8,106,180
Lowe’s Cos., Inc.	331,559	25,115,594
O’Reilly Automotive, Inc.*	35,214	9,636,663
Ross Stores, Inc.	146,999	8,511,242
Signet Jewelers Ltd.	28,002	3,473,088
Staples, Inc.	227,422	2,508,465
Tiffany & Co.	41,531	3,047,545
TJX Cos., Inc.	242,582	19,006,300
Tractor Supply Co.	47,604	4,306,258
Urban Outfitters, Inc.*	32,559	1,077,377

		173,830,015

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	99,097	3,972,799
Hanesbrands, Inc.	139,110	3,942,377
Michael Kors Holdings Ltd.*	63,505	3,617,245
NIKE, Inc., Class B	489,091	30,064,424
PVH Corp.	28,585	2,831,630
Ralph Lauren Corp.	20,652	1,987,961
Under Armour, Inc., Class A*	64,631	5,482,648
VF Corp.	123,036	7,967,811

		59,866,895

Total Consumer Discretionary		837,970,789

Consumer Staples (9.3%)
Beverages (2.1%)
Brown-Forman Corp., Class B	37,320	3,674,900
Coca-Cola Co.	1,411,787	65,492,799
Coca-Cola Enterprises, Inc.	73,913	3,750,346
Constellation Brands, Inc., Class A	63,793	9,638,484
Dr. Pepper Snapple Group, Inc.	66,905	5,982,645
Molson Coors Brewing Co., Class B	67,504	6,492,535
Monster Beverage Corp.*	54,753	7,302,955
PepsiCo, Inc.	523,698	53,668,571

		156,003,235

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	159,339	$25,108,640
CVS Health Corp.	398,003	41,284,851
Kroger Co.	353,159	13,508,332
Sysco Corp.	190,246	8,890,196
Walgreens Boots Alliance, Inc.	312,679	26,340,079
Wal-Mart Stores, Inc.	568,450	38,933,140
Whole Foods Market, Inc.	115,101	3,580,792

		157,646,030

Food Products (1.5%)
Archer-Daniels-Midland Co.	216,688	7,867,941
Campbell Soup Co.	66,334	4,231,446
ConAgra Foods, Inc.	158,702	7,081,283
General Mills, Inc.	214,980	13,618,983
Hershey Co.	51,195	4,714,548
Hormel Foods Corp.	99,024	4,281,798
J.M. Smucker Co.	43,441	5,640,379
Kellogg Co.	91,800	7,027,290
Kraft Heinz Co.	215,432	16,924,338
McCormick & Co., Inc. (Non- Voting)	42,723	4,250,084
Mead Johnson Nutrition Co.	66,444	5,645,747
Mondelez International, Inc., Class A	568,425	22,805,211
Tyson Foods, Inc., Class A	106,193	7,078,825

		111,167,873

Household Products (1.8%)
Church & Dwight Co., Inc.	46,228	4,261,297
Clorox Co.	47,596	5,999,952
Colgate-Palmolive Co.	323,455	22,852,096
Kimberly-Clark Corp.	130,761	17,588,662
Procter & Gamble Co.	961,071	79,105,754

		129,807,761

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	81,230	7,660,801

Tobacco (1.6%)
Altria Group, Inc.	709,393	44,450,565
Philip Morris International, Inc.	561,355	55,074,539
Reynolds American, Inc.	299,947	15,090,334

		114,615,438

Total Consumer Staples		676,901,138

Energy (6.1%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	160,063	7,015,561
Cameron International Corp.*	70,039	4,696,115
Diamond Offshore Drilling, Inc.	21,870	475,235
FMC Technologies, Inc.*	80,983	2,215,695
Halliburton Co.	310,993	11,108,670
Helmerich & Payne, Inc.	40,598	2,383,915
National Oilwell Varco, Inc.	133,873	4,163,450
Schlumberger Ltd.	454,066	33,487,367
Transocean Ltd.	119,741	1,094,433

		66,640,441

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	184,898	8,610,700
Apache Corp.	135,094	6,593,938
Cabot Oil & Gas Corp.	162,494	3,690,239
California Resources Corp.	104	107
Chesapeake Energy Corp.	175,888	724,659
Chevron Corp.	682,300	65,091,420
Cimarex Energy Co.	35,150	3,419,040
Columbia Pipeline Group, Inc.	144,870	3,636,237
Concho Resources, Inc.*	47,391	4,788,387
ConocoPhillips Co.	447,898	18,036,852
Devon Energy Corp.	187,323	5,140,143
EOG Resources, Inc.	199,233	14,460,331
EQT Corp.	56,723	3,815,189
Exxon Mobil Corp.	1,504,615	125,770,768
Hess Corp.	94,171	4,958,103
Kinder Morgan, Inc.	662,996	11,841,109
Marathon Oil Corp.	300,824	3,351,179
Marathon Petroleum Corp.	193,102	7,179,532
Murphy Oil Corp.	56,107	1,413,335
Newfield Exploration Co.*	70,554	2,345,921
Noble Energy, Inc.	152,907	4,802,809
Occidental Petroleum Corp.	276,755	18,938,345
ONEOK, Inc.	78,860	2,354,760
Phillips 66	170,086	14,727,747
Pioneer Natural Resources Co.	59,400	8,359,956
Range Resources Corp.	58,975	1,909,611
Southwestern Energy Co.*	131,321	1,059,760
Spectra Energy Corp.	245,888	7,524,173
Tesoro Corp.	42,726	3,674,863
Valero Energy Corp.	170,432	10,931,508
Williams Cos., Inc.	250,985	4,033,329

		373,184,050

Total Energy		439,824,491

Financials (14.0%)
Banks (4.7%)
Bank of America Corp.	3,741,153	50,580,388
BB&T Corp.	283,926	9,446,218
Citigroup, Inc.	1,068,155	44,595,471
Citizens Financial Group, Inc.	194,738	4,079,761
Comerica, Inc.	62,703	2,374,563
Fifth Third Bancorp	281,536	4,698,836
Huntington Bancshares, Inc./Ohio	281,471	2,685,233
JPMorgan Chase & Co.	1,329,800	78,750,756
KeyCorp	296,191	3,269,949
M&T Bank Corp.	57,780	6,413,580
People’s United Financial, Inc.	107,846	1,717,987
PNC Financial Services Group, Inc.‡	181,558	15,354,360
Regions Financial Corp.	464,374	3,645,336
SunTrust Banks, Inc./Georgia	182,971	6,601,594
U.S. Bancorp	591,692	24,016,778
Wells Fargo & Co.	1,673,836	80,946,709
Zions Bancorp	70,355	1,703,294

		340,880,813

Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	20,079	3,260,830
Ameriprise Financial, Inc.	61,372	5,769,582
Bank of New York Mellon Corp.	389,782	14,355,671
BlackRock, Inc.‡	45,737	15,576,650
Charles Schwab Corp.	435,388	12,199,572
E*TRADE Financial Corp.*	102,105	2,500,551
Franklin Resources, Inc.	135,278	5,282,606
Goldman Sachs Group, Inc.	142,313	22,340,295
Invesco Ltd.	152,398	4,689,286
Legg Mason, Inc.	38,331	1,329,319
Morgan Stanley	553,507	13,843,210
Northern Trust Corp.	76,718	4,999,712
State Street Corp.	144,934	8,481,538
T. Rowe Price Group, Inc.	89,920	6,605,523

		121,234,345

Consumer Finance (0.7%)
American Express Co.	296,897	18,229,476
Capital One Financial Corp.	191,079	13,243,685
Discover Financial Services	150,331	7,654,855
Navient Corp.	131,017	1,568,273
Synchrony Financial*	303,516	8,698,769

		49,395,058

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	678,819	96,310,840

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CME Group, Inc./Illinois	122,613	$11,776,979
Intercontinental Exchange, Inc.	43,076	10,128,891
Leucadia National Corp.	116,490	1,883,643
McGraw Hill Financial, Inc.	96,123	9,514,254
Moody’s Corp.	61,792	5,966,635
Nasdaq, Inc.	40,778	2,706,844

		138,288,086

Insurance (2.3%)
Aflac, Inc.	152,174	9,608,266
Allstate Corp.	137,410	9,257,312
American International Group, Inc.	416,465	22,509,933
Aon plc	98,115	10,248,112
Assurant, Inc.	23,199	1,789,803
Chubb Ltd.	166,973	19,894,833
Cincinnati Financial Corp.	54,912	3,589,048
Hartford Financial Services Group, Inc.	145,434	6,701,599
Lincoln National Corp.	89,596	3,512,163
Loews Corp.	95,473	3,652,797
Marsh & McLennan Cos., Inc.	188,850	11,480,192
MetLife, Inc.	397,342	17,459,207
Principal Financial Group, Inc.	96,076	3,790,198
Progressive Corp.	211,713	7,439,595
Prudential Financial, Inc.	161,594	11,670,319
Torchmark Corp.	40,254	2,180,157
Travelers Cos., Inc.	106,876	12,473,498
Unum Group	87,037	2,691,184
Willis Towers Watson plc	50,806	6,028,640
XL Group plc	107,693	3,963,102

		169,939,958

Real Estate Investment Trusts (REITs) (2.7%)
American Tower Corp. (REIT)	153,586	15,722,599
Apartment Investment & Management Co. (REIT), Class A	58,762	2,457,427
AvalonBay Communities, Inc. (REIT)	49,639	9,441,338
Boston Properties, Inc. (REIT)	55,049	6,995,627
Crown Castle International Corp. (REIT)	120,930	10,460,445
Equinix, Inc. (REIT)	25,227	8,342,821
Equity Residential (REIT)	132,297	9,926,244
Essex Property Trust, Inc. (REIT)	23,888	5,586,448
Extra Space Storage, Inc. (REIT)	44,990	4,204,765
Federal Realty Investment Trust (REIT)	25,745	4,017,507
General Growth Properties, Inc. (REIT)	211,543	6,289,173
HCP, Inc. (REIT)	167,359	5,452,556
Host Hotels & Resorts, Inc. (REIT)	275,188	4,595,640
Iron Mountain, Inc. (REIT)	71,983	2,440,944
Kimco Realty Corp. (REIT)	151,744	4,367,192
Macerich Co. (REIT)	45,629	3,615,642
Prologis, Inc. (REIT)	192,270	8,494,489
Public Storage (REIT)	53,362	14,718,841
Realty Income Corp. (REIT)	89,842	5,616,023
Simon Property Group, Inc. (REIT)	112,106	23,283,295
SL Green Realty Corp. (REIT)	36,956	3,580,297
UDR, Inc. (REIT)	96,196	3,706,432
Ventas, Inc. (REIT)	123,259	7,760,387
Vornado Realty Trust (REIT)	64,226	6,064,861
Welltower, Inc. (REIT)	129,150	8,955,261
Weyerhaeuser Co. (REIT)	286,011	8,860,633

		194,956,887

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	108,376	3,123,396

Total Financials		1,017,818,543

Health Care (12.8%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	81,637	11,365,503
Amgen, Inc.	272,496	40,855,325
Baxalta, Inc.	246,826	9,971,770
Biogen, Inc.*	79,229	20,624,893
Celgene Corp.*	283,211	28,346,589
Gilead Sciences, Inc.	495,232	45,492,012
Regeneron Pharmaceuticals, Inc.*	28,309	10,203,696
Vertex Pharmaceuticals, Inc.*	89,773	7,136,056

		173,995,844

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	533,781	22,328,059
Baxter International, Inc.	198,504	8,154,544
Becton Dickinson and Co.	76,745	11,651,426
Boston Scientific Corp.*	488,645	9,191,412
C.R. Bard, Inc.	26,978	5,467,631
Dentsply Sirona, Inc.	88,133	5,431,637
Edwards Lifesciences Corp.*	77,753	6,858,592
Hologic, Inc.*	89,398	3,084,231
Intuitive Surgical, Inc.*	13,658	8,209,141
Medtronic plc	509,475	38,210,625
St. Jude Medical, Inc.	101,003	5,555,165
Stryker Corp.	113,516	12,179,132
Varian Medical Systems, Inc.*	34,828	2,786,937
Zimmer Biomet Holdings, Inc.	64,982	6,929,031

		146,037,563

Health Care Providers & Services (2.4%)
Aetna, Inc.	126,667	14,231,037
AmerisourceBergen Corp.	71,101	6,153,791
Anthem, Inc.	94,693	13,161,380
Cardinal Health, Inc.	119,322	9,778,438
Centene Corp.*	61,535	3,788,710
Cigna Corp.	92,669	12,717,894
DaVita HealthCare Partners, Inc.*	59,671	4,378,658
Express Scripts Holding Co.*	242,045	16,626,071
HCA Holdings, Inc.*	111,676	8,716,312
Henry Schein, Inc.*	29,231	5,046,147
Humana, Inc.	53,733	9,830,452
Laboratory Corp. of America Holdings*	36,366	4,259,550
McKesson Corp.	82,821	13,023,602
Patterson Cos., Inc.	30,496	1,418,979
Quest Diagnostics, Inc.	50,553	3,612,012
Tenet Healthcare Corp.*	34,733	1,004,826
UnitedHealth Group, Inc.	344,446	44,399,089
Universal Health Services, Inc., Class B	32,154	4,010,247

		176,157,195

Health Care Technology (0.1%)
Cerner Corp.*	111,307	5,894,819

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	121,044	4,823,603
Illumina, Inc.*	53,261	8,634,141
PerkinElmer, Inc.	39,265	1,942,047
Thermo Fisher Scientific, Inc.	143,573	20,328,501
Waters Corp.*	28,964	3,820,931

		39,549,223

Pharmaceuticals (5.3%)
AbbVie, Inc.	583,780	33,345,514
Allergan plc*	143,002	38,328,826

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Bristol-Myers Squibb Co.	604,874	$38,639,351
Eli Lilly & Co.	352,666	25,395,479
Endo International plc*	73,004	2,055,062
Johnson & Johnson	999,764	108,174,465
Mallinckrodt plc*	40,591	2,487,416
Merck & Co., Inc.	1,005,524	53,202,275
Mylan N.V.*	149,340	6,921,909
Perrigo Co. plc	53,680	6,867,282
Pfizer, Inc.	2,191,345	64,951,466
Zoetis, Inc.	165,720	7,346,368

		387,715,413

Total Health Care		929,350,057

Industrials (9.1%)
Aerospace & Defense (2.2%)
Boeing Co.	225,635	28,642,107
General Dynamics Corp.	105,975	13,921,936
Honeywell International, Inc.	278,739	31,232,705
L-3 Communications Holdings, Inc.	27,684	3,280,554
Lockheed Martin Corp.	95,188	21,084,142
Northrop Grumman Corp.	65,559	12,974,126
Raytheon Co.	108,333	13,284,876
Rockwell Collins, Inc.	48,290	4,452,821
Textron, Inc.	96,932	3,534,140
United Technologies Corp.	281,840	28,212,184

		160,619,591

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	52,445	3,892,992
Expeditors International of Washington, Inc.	67,687	3,303,803
FedEx Corp.	92,870	15,111,806
United Parcel Service, Inc., Class B	250,065	26,374,356

		48,682,957

Airlines (0.6%)
American Airlines Group, Inc.	218,484	8,960,029
Delta Air Lines, Inc.	282,068	13,731,070
Southwest Airlines Co.	231,184	10,357,043
United Continental Holdings, Inc.*	130,314	7,800,596

		40,848,738

Building Products (0.1%)
Allegion plc	36,282	2,311,526
Masco Corp.	120,656	3,794,631

		6,106,157

Commercial Services & Supplies (0.4%)
ADT Corp.	59,397	2,450,720
Cintas Corp.	31,460	2,825,423
Pitney Bowes, Inc.	71,605	1,542,372
Republic Services, Inc.	84,427	4,022,946
Stericycle, Inc.*	31,331	3,953,659
Tyco International plc	151,195	5,550,368
Waste Management, Inc.	150,691	8,890,769

		29,236,257

Construction & Engineering (0.1%)
Fluor Corp.	51,929	2,788,587
Jacobs Engineering Group, Inc.*	43,288	1,885,193
Quanta Services, Inc.*	56,297	1,270,060

		5,943,840

Electrical Equipment (0.4%)
AMETEK, Inc.	84,878	4,242,202
Eaton Corp. plc	166,268	10,401,726
Emerson Electric Co.	233,012	12,671,193
Rockwell Automation, Inc.	47,004	5,346,705

		32,661,826

Industrial Conglomerates (2.3%)
3M Co.	219,216	36,527,962
Danaher Corp.	216,603	20,546,961
General Electric Co.	3,380,639	107,470,514
Roper Technologies, Inc.	37,065	6,774,370

		171,319,807

Machinery (1.1%)
Caterpillar, Inc.	210,986	16,148,869
Cummins, Inc.	58,832	6,467,990
Deere & Co.	109,074	8,397,607
Dover Corp.	54,892	3,531,202
Flowserve Corp.	46,584	2,068,796
Illinois Tool Works, Inc.	118,620	12,151,433
Ingersoll-Rand plc	94,013	5,829,746
PACCAR, Inc.	128,009	7,000,812
Parker-Hannifin Corp.	48,516	5,389,157
Pentair plc	66,828	3,626,087
Snap-on, Inc.	21,393	3,358,487
Stanley Black & Decker, Inc.	55,862	5,877,241
Xylem, Inc.	62,875	2,571,588

		82,419,015

Professional Services (0.3%)
Dun & Bradstreet Corp.	12,865	1,326,124
Equifax, Inc.	43,174	4,934,356
Nielsen Holdings plc	132,298	6,966,813
Robert Half International, Inc.	47,596	2,217,022
Verisk Analytics, Inc.*	56,819	4,540,975

		19,985,290

Road & Rail (0.7%)
CSX Corp.	348,966	8,985,875
J.B. Hunt Transport Services, Inc.	32,467	2,735,020
Kansas City Southern	38,763	3,312,298
Norfolk Southern Corp.	108,043	8,994,580
Ryder System, Inc.	18,694	1,210,997
Union Pacific Corp.	306,671	24,395,678

		49,634,448

Trading Companies & Distributors (0.2%)
Fastenal Co.	105,653	5,176,997
United Rentals, Inc.*	33,292	2,070,430
W.W. Grainger, Inc.	20,301	4,738,862

		11,986,289

Total Industrials		659,444,215

Information Technology (18.6%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,823,224	51,907,187
F5 Networks, Inc.*	25,708	2,721,192
Harris Corp.	45,969	3,579,146
Juniper Networks, Inc.	124,006	3,163,393
Motorola Solutions, Inc.	56,352	4,265,847

		65,636,765

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	111,748	6,461,269
Corning, Inc.	403,200	8,422,848
FLIR Systems, Inc.	49,648	1,635,902
TE Connectivity Ltd.	134,356	8,319,324

		24,839,343

Internet Software & Services (3.9%)
Akamai Technologies, Inc.*	62,669	3,482,516
Alphabet, Inc., Class A*	106,008	80,873,503
Alphabet, Inc., Class C*	107,668	80,207,277
eBay, Inc.*	394,118	9,403,656
Facebook, Inc., Class A*	831,497	94,873,808
VeriSign, Inc.*	33,795	2,992,209
Yahoo!, Inc.*	315,603	11,617,346

		283,450,315

IT Services (3.4%)
Accenture plc, Class A	227,504	26,253,962
Alliance Data Systems Corp.*	21,858	4,808,760
Automatic Data Processing, Inc.	165,743	14,868,805

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A*	220,695	$13,837,576
CSRA, Inc.	47,668	1,282,269
Fidelity National Information Services, Inc.	98,694	6,248,317
Fiserv, Inc.*	80,834	8,291,952
International Business Machines Corp.	320,293	48,508,375
MasterCard, Inc., Class A	355,265	33,572,542
Paychex, Inc.	116,392	6,286,332
PayPal Holdings, Inc.*	403,127	15,560,702
Teradata Corp.*	49,195	1,290,877
Total System Services, Inc.	59,468	2,829,487
Visa, Inc., Class A	695,335	53,179,221
Western Union Co.	179,616	3,464,793
Xerox Corp.	339,090	3,784,244

		244,068,214

Semiconductors & Semiconductor Equipment (2.5%)
Analog Devices, Inc.	113,250	6,703,268
Applied Materials, Inc.	409,682	8,677,065
Broadcom Ltd.	134,348	20,756,766
First Solar, Inc.*	26,800	1,834,996
Intel Corp.	1,711,587	55,369,839
KLA-Tencor Corp.	55,214	4,020,131
Lam Research Corp.	57,875	4,780,475
Linear Technology Corp.	88,408	3,939,461
Microchip Technology, Inc.	72,591	3,498,886
Micron Technology, Inc.*	369,559	3,869,283
NVIDIA Corp.	185,181	6,597,999
Qorvo, Inc.*	45,332	2,285,186
QUALCOMM, Inc.	541,624	27,698,651
Skyworks Solutions, Inc.	68,544	5,339,578
Texas Instruments, Inc.	364,223	20,913,685
Xilinx, Inc.	90,659	4,299,956

		180,585,225

Software (3.9%)
Activision Blizzard, Inc.	186,073	6,296,710
Adobe Systems, Inc.*	180,554	16,935,965
Autodesk, Inc.*	82,650	4,819,321
CA, Inc.	105,399	3,245,235
Citrix Systems, Inc.*	56,425	4,433,877
Electronic Arts, Inc.*	112,232	7,419,658
Intuit, Inc.	93,159	9,689,468
Microsoft Corp.	2,865,676	158,271,285
Oracle Corp.	1,141,631	46,704,124
Red Hat, Inc.*	66,970	4,989,935
salesforce.com, Inc.*	228,494	16,869,712
Symantec Corp.	232,463	4,272,670

		283,947,960

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	2,008,898	218,949,793
EMC Corp.	705,449	18,800,216
Hewlett Packard Enterprise Co.	621,941	11,027,014
HP, Inc.	628,171	7,739,067
NetApp, Inc.	103,694	2,829,809
SanDisk Corp.	73,617	5,600,781
Seagate Technology plc	105,862	3,646,946
Western Digital Corp.	83,485	3,943,831

		272,537,457

Total Information Technology		1,355,065,279

Materials (2.5%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	70,597	10,169,498
Airgas, Inc.	23,254	3,293,697
CF Industries Holdings, Inc.	82,059	2,571,729
Dow Chemical Co.	404,749	20,585,534
E.I. du Pont de Nemours & Co.	315,825	19,998,039
Eastman Chemical Co.	54,823	3,959,865
Ecolab, Inc.	96,522	10,764,133
FMC Corp.	46,411	1,873,612
International Flavors & Fragrances, Inc.	29,706	3,379,652
LyondellBasell Industries N.V., Class A	125,276	10,721,120
Monsanto Co.	159,549	13,998,829
Mosaic Co.	124,589	3,363,903
PPG Industries, Inc.	96,655	10,776,066
Praxair, Inc.	103,201	11,811,354
Sherwin-Williams Co.	28,452	8,099,431

		135,366,462

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	22,683	3,618,165
Vulcan Materials Co.	48,527	5,122,996

		8,741,161

Containers & Packaging (0.3%)
Avery Dennison Corp.	31,509	2,272,114
Ball Corp.	50,708	3,614,973
International Paper Co.	151,156	6,203,442
Owens-Illinois, Inc.*	56,237	897,543
Sealed Air Corp.	71,969	3,455,232
WestRock Co.	91,777	3,582,056

		20,025,360

Metals & Mining (0.3%)
Alcoa, Inc.	479,779	4,596,283
Freeport-McMoRan, Inc.	444,658	4,597,764
Newmont Mining Corp.	194,180	5,161,304
Nucor Corp.	116,209	5,496,686

		19,852,037

Total Materials		183,985,020

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	2,228,689	87,297,748
CenturyLink, Inc.	200,058	6,393,854
Frontier Communications Corp.	439,577	2,457,235
Level 3 Communications, Inc.*	103,467	5,468,231
Verizon Communications, Inc.	1,476,023	79,823,324

Total Telecommunication Services		181,440,392

Utilities (3.1%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	178,283	11,837,991
Duke Energy Corp.	249,412	20,122,560
Edison International	119,020	8,556,348
Entergy Corp.	65,393	5,184,357
Eversource Energy	114,924	6,704,666
Exelon Corp.	333,305	11,952,317
FirstEnergy Corp.	153,497	5,521,287
NextEra Energy, Inc.	166,884	19,749,053
PG&E Corp.	178,561	10,663,663
Pinnacle West Capital Corp.	39,209	2,943,420
PPL Corp.	245,721	9,354,599
Southern Co.	330,741	17,109,232
Xcel Energy, Inc.	185,977	7,777,558

		137,477,051

Gas Utilities (0.0%)
AGL Resources, Inc.	42,416	2,762,978

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	238,030	2,808,754
NRG Energy, Inc.	112,851	1,468,192

		4,276,946

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.0%)
Ameren Corp.	89,030	$4,460,403
CenterPoint Energy, Inc.	152,086	3,181,639
CMS Energy Corp.	101,811	4,320,859
Consolidated Edison, Inc.	107,445	8,232,436
Dominion Resources, Inc.	216,093	16,232,906
DTE Energy Co.	65,065	5,898,793
NiSource, Inc.	119,183	2,807,951
Public Service Enterprise Group, Inc.	184,729	8,708,125
SCANA Corp.	53,161	3,729,244
Sempra Energy	86,180	8,967,029
TECO Energy, Inc.	88,577	2,438,525
WEC Energy Group, Inc.	114,367	6,870,026

		75,847,936

Water Utilities (0.1%)
American Water Works Co., Inc.	63,238	4,358,995

Total Utilities		224,723,906

Total Investments (89.5%) (Cost $5,312,405,150)		6,506,523,830
Other Assets Less Liabilities (10.5%)		764,833,062

Net Assets (100%)		$7,271,356,892

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$15,094,230	$474,590	$—	$15,576,650	$101,509	$—
PNC Financial Services Group, Inc.	17,065,256	364,059	150,873	15,354,360	91,316	2,927

	$32,159,486	$838,649	$150,873	$30,931,010	$192,825	$2,927

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	7,457	June-16	$736,666,042	$764,901,775	$28,235,733

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$837,970,789	$—	$—	$837,970,789
Consumer Staples	676,901,138	—	—	676,901,138
Energy	439,824,491	—	—	439,824,491
Financials	1,017,818,543	—	—	1,017,818,543
Health Care	929,350,057	—	—	929,350,057
Industrials	659,444,215	—	—	659,444,215
Information Technology	1,355,065,279	—	—	1,355,065,279
Materials	183,985,020	—	—	183,985,020
Telecommunication Services	181,440,392	—	—	181,440,392
Utilities	224,723,906	—	—	224,723,906
Futures	28,235,733	—	—	28,235,733

Total Assets	$6,534,759,563	$—	$—	$6,534,759,563

Total Liabilities	$—	$—	$—	$—

Total	$6,534,759,563	$—	$—	$6,534,759,563

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,383,531,813
Aggregate gross unrealized depreciation	(188,855,532)

Net unrealized appreciation	$1,194,676,281

Federal income tax cost of investments	$5,311,847,549

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.4%)
Dana Holding Corp.	58,112	$818,798
Gentex Corp.	111,836	1,754,707

		2,573,505

Automobiles (0.2%)
Thor Industries, Inc.	17,677	1,127,262

Distributors (0.8%)
LKQ Corp.*	118,540	3,784,982
Pool Corp.	16,276	1,428,057

		5,213,039

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.	22,476	388,161
Graham Holdings Co., Class B	1,671	802,080
Service Corp. International	75,444	1,861,958
Sotheby’s, Inc.	21,685	579,640

		3,631,839

Hotels, Restaurants & Leisure (2.0%)
Brinker International, Inc.	22,108	1,015,862
Buffalo Wild Wings, Inc.*	7,290	1,079,795
Cheesecake Factory, Inc.	17,474	927,695
Cracker Barrel Old Country Store, Inc.	9,268	1,414,945
Domino’s Pizza, Inc.	19,287	2,543,184
Dunkin’ Brands Group, Inc.	35,487	1,673,922
International Speedway Corp., Class A	10,281	379,472
Jack in the Box, Inc.	13,427	857,582
Panera Bread Co., Class A*	8,902	1,823,397
Wendy’s Co.	84,697	922,350

		12,638,204

Household Durables (2.2%)
CalAtlantic Group, Inc.	29,583	988,664
Jarden Corp.*	80,024	4,717,415
KB Home	33,634	480,293
M.D.C. Holdings, Inc.	15,771	395,221
NVR, Inc.*	1,413	2,447,881
Tempur Sealy International, Inc.*	24,167	1,469,112
Toll Brothers, Inc.*	60,022	1,771,249
TRI Pointe Group, Inc.*	56,479	665,323
Tupperware Brands Corp.	19,550	1,133,509

		14,068,667

Internet & Catalog Retail (0.1%)
HSN, Inc.	12,395	648,383

Leisure Products (0.8%)
Brunswick Corp.	35,241	1,690,863
Polaris Industries, Inc.	23,386	2,303,053
Vista Outdoor, Inc.*	23,660	1,228,191

		5,222,107

Media (1.3%)
AMC Networks, Inc., Class A*	23,580	1,531,285
Cable One, Inc.	1,714	749,241
Cinemark Holdings, Inc.	40,839	1,463,261
DreamWorks Animation SKG, Inc., Class A*	27,662	690,167
John Wiley & Sons, Inc., Class A	18,866	922,359
Live Nation Entertainment, Inc.*	56,432	1,258,998
Meredith Corp.	14,715	698,963
New York Times Co., Class A	47,924	597,133
Time, Inc.	40,887	631,295

		8,542,702

Multiline Retail (0.3%)
Big Lots, Inc.	19,184	868,843
J.C. Penney Co., Inc.*	118,500	1,310,610

		2,179,453

Specialty Retail (2.5%)
Aaron’s, Inc.	25,419	638,017
Abercrombie & Fitch Co., Class A	26,017	820,576
American Eagle Outfitters, Inc.	64,344	1,072,614
Ascena Retail Group, Inc.*	66,678	737,459
Cabela’s, Inc.*	18,641	907,630
Chico’s FAS, Inc.	52,103	691,407
CST Brands, Inc.	29,273	1,120,863
Dick’s Sporting Goods, Inc.	34,873	1,630,313
Foot Locker, Inc.	53,138	3,427,401
Guess?, Inc.	25,130	471,690
Murphy USA, Inc.*	15,167	932,012
Office Depot, Inc.*	191,275	1,358,053
Williams-Sonoma, Inc.	31,999	1,751,625

		15,559,660

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	20,033	2,111,078
Deckers Outdoor Corp.*	12,686	760,018
Fossil Group, Inc.*	16,194	719,337
Kate Spade & Co.*	49,594	1,265,639
Skechers USA, Inc., Class A*	50,588	1,540,405

		6,396,477

Total Consumer Discretionary		77,801,298

Consumer Staples (3.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,675	680,132

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	15,118	1,713,172
Sprouts Farmers Market, Inc.*	54,716	1,588,953
SUPERVALU, Inc.*	104,994	604,765
United Natural Foods, Inc.*	19,586	789,316

		4,696,206

Food Products (2.4%)
Dean Foods Co.	35,494	614,756
Flowers Foods, Inc.	72,324	1,335,101
Hain Celestial Group, Inc.*	39,914	1,632,882
Ingredion, Inc.	27,830	2,971,966
Lancaster Colony Corp.	7,525	832,039
Post Holdings, Inc.*	24,813	1,706,390
Snyder’s-Lance, Inc.	30,604	963,414
Tootsie Roll Industries, Inc.	7,254	253,471
TreeHouse Foods, Inc.*	21,832	1,893,926
WhiteWave Foods Co.*	68,268	2,774,411

		14,978,356

Household Products (0.2%)
Energizer Holdings, Inc.	23,972	971,106

Personal Products (0.4%)
Avon Products, Inc.	169,598	815,766
Edgewell Personal Care Co.	22,979	1,850,499

		2,666,265

Total Consumer Staples		23,992,065

Energy (3.0%)
Energy Equipment & Services (1.3%)
Dril-Quip, Inc.*	14,760	893,866
Ensco plc, Class A	91,722	951,157
Nabors Industries Ltd.	109,018	1,002,966
Noble Corp. plc	94,151	974,463
Oceaneering International, Inc.	37,881	1,259,164
Oil States International, Inc.*	19,918	627,815

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	56,973	$1,003,864
Rowan Cos., plc, Class A	48,639	783,088
Superior Energy Services, Inc.	58,610	784,788

		8,281,171

Oil, Gas & Consumable Fuels (1.7%)
CONSOL Energy, Inc.	88,673	1,001,118
Denbury Resources, Inc.	140,441	311,779
Energen Corp.	37,573	1,374,796
Gulfport Energy Corp.*	47,627	1,349,749
HollyFrontier Corp.	68,335	2,413,592
QEP Resources, Inc.	73,895	1,042,659
SM Energy Co.	26,985	505,699
Western Refining, Inc.	26,213	762,536
World Fuel Services Corp.	27,409	1,331,529
WPX Energy, Inc.*	91,328	638,383

		10,731,840

Total Energy		19,013,011

Financials (22.8%)
Banks (5.0%)
Associated Banc-Corp	57,955	1,039,713
BancorpSouth, Inc.	32,834	699,692
Bank of Hawaii Corp.	16,688	1,139,457
Bank of the Ozarks, Inc.	31,600	1,326,252
Cathay General Bancorp	28,657	811,853
Commerce Bancshares, Inc./Missouri	32,209	1,447,794
Cullen/Frost Bankers, Inc.	21,116	1,163,703
East West Bancorp, Inc.	55,708	1,809,396
F.N.B. Corp./Pennsylvania	81,082	1,054,877
First Horizon National Corp.	92,039	1,205,711
First Niagara Financial Group, Inc.	137,347	1,329,519
FirstMerit Corp.	64,168	1,350,736
Fulton Financial Corp.	67,214	899,323
Hancock Holding Co.	30,002	688,846
International Bancshares Corp.	21,754	536,454
PacWest Bancorp	44,296	1,645,596
PrivateBancorp, Inc.	30,725	1,185,985
Prosperity Bancshares, Inc.	25,427	1,179,558
Signature Bank/New York*	20,623	2,807,203
SVB Financial Group*	19,982	2,039,163
Synovus Financial Corp.	48,903	1,413,786
TCF Financial Corp.	66,346	813,402
Trustmark Corp.	26,174	602,787
Umpqua Holdings Corp.	85,285	1,352,620
Valley National Bancorp	86,569	825,868
Webster Financial Corp.	35,393	1,270,609

		31,639,903

Capital Markets (1.6%)
Eaton Vance Corp.	44,413	1,488,724
Federated Investors, Inc., Class B	36,585	1,055,477
Janus Capital Group, Inc.	57,041	834,510
Raymond James Financial, Inc.	49,566	2,359,837
SEI Investments Co.	53,217	2,290,992
Stifel Financial Corp.*	26,909	796,506
Waddell & Reed Financial, Inc., Class A	31,650	745,041
WisdomTree Investments, Inc.	44,523	508,898

		10,079,985

Consumer Finance (0.2%)
SLM Corp.*	165,038	1,049,642

Diversified Financial Services (1.4%)
CBOE Holdings, Inc.	31,665	2,068,674
FactSet Research Systems, Inc.	15,947	2,416,449
MarketAxess Holdings, Inc.	14,527	1,813,405
MSCI, Inc.	34,419	2,549,760

		8,848,288

Insurance (4.8%)
Alleghany Corp.*	5,979	2,966,780
American Financial Group, Inc./Ohio	27,489	1,934,401
Arthur J. Gallagher & Co.	68,532	3,048,303
Aspen Insurance Holdings Ltd.	23,607	1,126,054
Brown & Brown, Inc.	44,540	1,594,532
CNO Financial Group, Inc.	69,526	1,245,906
Endurance Specialty Holdings Ltd.	23,835	1,557,379
Everest Reinsurance Group Ltd.	16,527	3,262,926
First American Financial Corp.	42,231	1,609,423
Genworth Financial, Inc., Class A*	187,138	510,887
Hanover Insurance Group, Inc.	16,577	1,495,577
Kemper Corp.	18,708	553,196
Mercury General Corp.	12,416	689,088
Old Republic International Corp.	94,346	1,724,645
Primerica, Inc.	18,629	829,549
Reinsurance Group of America, Inc.	25,246	2,429,927
RenaissanceReinsurance Holdings Ltd.	16,702	2,001,401
W. R. Berkley Corp.	37,966	2,133,689

		30,713,663

Real Estate Investment Trusts (REITs) (8.8%)
Alexandria Real Estate Equities, Inc. (REIT)	28,407	2,581,912
American Campus Communities, Inc. (REIT)	50,443	2,375,361
Camden Property Trust (REIT)	33,653	2,829,881
Care Capital Properties, Inc. (REIT)	32,442	870,743
Communications Sales & Leasing, Inc. (REIT)	46,614	1,037,162
Corporate Office Properties Trust (REIT)	36,595	960,253
Corrections Corp. of America (REIT)	45,388	1,454,685
Douglas Emmett, Inc. (REIT)	54,187	1,631,571
Duke Realty Corp. (REIT)	133,908	3,018,286
EPR Properties (REIT)	24,508	1,632,723
Equity One, Inc. (REIT)	35,113	1,006,339
First Industrial Realty Trust, Inc. (REIT)	32,835	746,668
Healthcare Realty Trust, Inc. (REIT)	39,569	1,222,286
Highwoods Properties, Inc. (REIT)	37,205	1,778,771
Hospitality Properties Trust (REIT)	58,667	1,558,196
Kilroy Realty Corp. (REIT)	35,693	2,208,326
Lamar Advertising Co. (REIT), Class A	31,778	1,954,347
LaSalle Hotel Properties (REIT)	43,720	1,106,553
Liberty Property Trust (REIT)	56,603	1,893,936
Mack-Cali Realty Corp. (REIT)	34,968	821,748
Mid-America Apartment Communities, Inc. (REIT)	29,201	2,984,634
National Retail Properties, Inc. (REIT)	54,603	2,522,659
Omega Healthcare Investors, Inc. (REIT)	64,091	2,262,412
Post Properties, Inc. (REIT)	20,768	1,240,680
Potlatch Corp. (REIT)	16,245	511,718
Rayonier, Inc. (REIT)	47,514	1,172,646
Regency Centers Corp. (REIT)	37,787	2,828,357
Senior Housing Properties Trust (REIT)	91,931	1,644,646
Sovran Self Storage, Inc. (REIT)	15,253	1,799,091
Tanger Factory Outlet Centers, Inc. (REIT)	36,698	1,335,440
Taubman Centers, Inc. (REIT)	23,319	1,661,012
Urban Edge Properties (REIT)	35,748	923,728
Weingarten Realty Investors (REIT)	44,146	1,656,358

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
WP Glimcher, Inc. (REIT)	71,739		$680,803

			55,913,931

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	17,814		653,418
Jones Lang LaSalle, Inc.	17,454		2,047,703

			2,701,121

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	188,282		2,993,684
Washington Federal, Inc.	35,865		812,342

			3,806,026

Total Financials			144,752,559

Health Care (7.3%)
Biotechnology (0.3%)
United Therapeutics Corp.*	17,558		1,956,488

Health Care Equipment & Supplies (3.4%)
ABIOMED, Inc.*	15,108		1,432,390
Align Technology, Inc.*	28,051		2,039,027
Cooper Cos., Inc.	18,734		2,884,474
Dentsply Sirona, Inc.	—	@	7
Halyard Health, Inc.*	18,162		521,794
Hill-Rom Holdings, Inc.	21,999		1,106,550
IDEXX Laboratories, Inc.*	34,702		2,717,861
LivaNova plc*	16,462		888,619
ResMed, Inc.	54,214		3,134,653
STERIS plc	33,246		2,362,128
Teleflex, Inc.	16,113		2,529,902
West Pharmaceutical Services, Inc.	28,003		1,941,168

			21,558,573

Health Care Providers & Services (1.8%)
Amsurg Corp.*	20,735		1,546,831
Centene Corp.*	—	@	22
Community Health Systems, Inc.*	43,775		810,275
LifePoint Health, Inc.*	16,698		1,156,337
MEDNAX, Inc.*	36,313		2,346,546
Molina Healthcare, Inc.*	15,882		1,024,230
Owens & Minor, Inc.	24,268		980,913
VCA, Inc.*	31,267		1,803,793
WellCare Health Plans, Inc.*	17,081		1,584,263

			11,253,210

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	73,300		968,293

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories, Inc., Class A*	8,070		1,103,330
Bio-Techne Corp.	14,398		1,360,899
Charles River Laboratories International, Inc.*	18,086		1,373,451
Mettler-Toledo International, Inc.*	10,446		3,601,363
PAREXEL International Corp.*	20,785		1,303,843

			8,742,886

Pharmaceuticals (0.3%)
Akorn, Inc.*	31,010		729,665
Catalent, Inc.*	38,133		1,017,007

			1,746,672

Total Health Care			46,226,122

Industrials (14.0%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.	39,530		1,823,124
Curtiss-Wright Corp.	17,238		1,304,399
Esterline Technologies Corp.*	11,567		741,098
Huntington Ingalls Industries, Inc.	18,124		2,481,901
KLX, Inc.*	20,433		656,717
Orbital ATK, Inc.	22,775		1,980,058
Teledyne Technologies, Inc.*	13,344		1,176,140
Triumph Group, Inc.	19,192		604,164

			10,767,601

Airlines (1.0%)
Alaska Air Group, Inc.	48,286		3,960,418
JetBlue Airways Corp.*	124,298		2,625,174

			6,585,592

Building Products (1.2%)
A.O. Smith Corp.	28,910		2,206,122
Fortune Brands Home & Security, Inc.	61,009		3,418,944
Lennox International, Inc.	15,402		2,082,197

			7,707,263

Commercial Services & Supplies (1.8%)
Clean Harbors, Inc.*	20,293		1,001,257
Copart, Inc.*	39,457		1,608,662
Deluxe Corp.	18,956		1,184,560
Herman Miller, Inc.	23,187		716,246
HNI Corp.	17,116		670,434
MSA Safety, Inc.	12,494		604,085
R.R. Donnelley & Sons Co.	80,819		1,325,431
Rollins, Inc.	36,424		987,819
Waste Connections, Inc.	47,383		3,060,468

			11,158,962

Construction & Engineering (0.7%)
AECOM*	59,080		1,819,073
Granite Construction, Inc.	15,371		734,734
KBR, Inc.	55,041		852,035
Valmont Industries, Inc.	8,822		1,092,516

			4,498,358

Electrical Equipment (1.1%)
Acuity Brands, Inc.	16,950		3,697,473
Hubbell, Inc.	20,647		2,187,137
Regal Beloit Corp.	17,293		1,091,015

			6,975,625

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	24,852		2,472,774

Machinery (3.9%)
AGCO Corp.	27,450		1,364,265
CLARCOR, Inc.	18,872		1,090,613
Crane Co.	19,162		1,032,065
Donaldson Co., Inc.	47,758		1,523,958
Graco, Inc.	21,337		1,791,454
IDEX Corp.	29,395		2,436,258
ITT Corp.	34,648		1,278,165
Joy Global, Inc.	37,912		609,246
Kennametal, Inc.	30,858		693,996
Lincoln Electric Holdings, Inc.	24,905		1,458,686
Nordson Corp.	20,739		1,576,993
Oshkosh Corp.	28,304		1,156,784
Terex Corp.	42,042		1,046,005
Timken Co.	27,096		907,445
Toro Co.	21,080		1,815,410
Trinity Industries, Inc.	59,176		1,083,513
Wabtec Corp.	35,589		2,821,852
Woodward, Inc.	21,573		1,122,227

			24,808,935

Marine (0.2%)
Kirby Corp.*	20,830		1,255,841

Professional Services (0.6%)
CEB, Inc.	12,737		824,466
FTI Consulting, Inc.*	16,236		576,540
ManpowerGroup, Inc.	27,988		2,278,783

			3,679,789

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.7%)
Genesee & Wyoming, Inc., Class A*	22,047	$1,382,347
Landstar System, Inc.	16,422	1,061,026
Old Dominion Freight Line, Inc.*	26,608	1,852,449
Werner Enterprises, Inc.	17,415	472,991

		4,768,813

Trading Companies & Distributors (0.7%)
GATX Corp.	16,321	775,247
MSC Industrial Direct Co., Inc., Class A	18,668	1,424,555
NOW, Inc.*	41,537	736,036
Watsco, Inc.	9,970	1,343,358

		4,279,196

Total Industrials		88,958,749

Information Technology (14.8%)
Communications Equipment (0.8%)
ARRIS International plc*	69,519	1,593,376
Ciena Corp.*	50,013	951,247
InterDigital, Inc.	13,564	754,837
NetScout Systems, Inc.*	38,159	876,512
Plantronics, Inc.	13,155	515,544
Polycom, Inc.*	52,369	583,914

		5,275,430

Electronic Equipment, Instruments & Components (3.8%)
Arrow Electronics, Inc.*	35,207	2,267,683
Avnet, Inc.	50,817	2,251,193
Belden, Inc.	16,255	997,732
Cognex Corp.	32,862	1,279,975
FEI Co.	15,820	1,408,138
Ingram Micro, Inc., Class A	57,435	2,062,491
IPG Photonics Corp.*	14,128	1,357,418
Jabil Circuit, Inc.	73,767	1,421,490
Keysight Technologies, Inc.*	66,319	1,839,689
Knowles Corp.*	34,476	454,394
National Instruments Corp.	39,079	1,176,669
SYNNEX Corp.	11,215	1,038,397
Tech Data Corp.*	13,578	1,042,383
Trimble Navigation Ltd.*	97,130	2,408,824
VeriFone Systems, Inc.*	42,647	1,204,351
Vishay Intertechnology, Inc.	52,481	640,793
Zebra Technologies Corp., Class A*	20,189	1,393,041

		24,244,661

Internet Software & Services (0.4%)
comScore, Inc.*	18,262	548,591
j2 Global, Inc.	17,899	1,102,220
Rackspace Hosting, Inc.*	43,105	930,637

		2,581,448

IT Services (3.5%)
Acxiom Corp.*	30,182	647,102
Broadridge Financial Solutions, Inc.	46,004	2,728,497
Computer Sciences Corp.	53,450	1,838,146
Convergys Corp.	37,422	1,039,209
CoreLogic, Inc.*	34,164	1,185,491
DST Systems, Inc.	12,260	1,382,560
Gartner, Inc.*	31,876	2,848,121
Global Payments, Inc.	50,074	3,269,832
Jack Henry & Associates, Inc.	30,530	2,581,922
Leidos Holdings, Inc.	24,864	1,251,156
MAXIMUS, Inc.	25,123	1,322,475
NeuStar, Inc., Class A*	10,582	260,317
Science Applications International Corp.	16,083	857,867
WEX, Inc.*	14,961	1,247,149

		22,459,844

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	248,740	708,909
Atmel Corp.	163,109	1,324,445
Cree, Inc.*	39,073	1,137,024
Cypress Semiconductor Corp.*	121,774	1,054,563
Fairchild Semiconductor International, Inc.*	43,969	879,380
Integrated Device Technology, Inc.*	52,407	1,071,199
Intersil Corp., Class A	51,398	687,191
Microsemi Corp.*	43,510	1,666,868
Silicon Laboratories, Inc.*	14,961	672,647
SunEdison, Inc.*	151,218	81,688
Synaptics, Inc.*	14,195	1,131,909
Teradyne, Inc.	79,104	1,707,856

		12,123,679

Software (3.8%)
ACI Worldwide, Inc.*	46,097	958,357
ANSYS, Inc.*	34,147	3,054,791
Cadence Design Systems, Inc.*	118,212	2,787,439
CDK Global, Inc.	60,112	2,798,214
CommVault Systems, Inc.*	16,390	707,556
Fair Isaac Corp.	12,148	1,288,781
Fortinet, Inc.*	56,468	1,729,615
Manhattan Associates, Inc.*	28,260	1,607,146
Mentor Graphics Corp.	38,658	785,917
PTC, Inc.*	44,339	1,470,281
Synopsys, Inc.*	58,661	2,841,539
Tyler Technologies, Inc.*	12,743	1,638,877
Ultimate Software Group, Inc.*	11,168	2,161,008

		23,829,521

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	41,673	644,681
Diebold, Inc.	25,401	734,343
Lexmark International, Inc., Class A	23,981	801,685
NCR Corp.*	47,923	1,434,335

		3,615,044

Total Information Technology		94,129,627

Materials (6.5%)
Chemicals (3.0%)
Albemarle Corp.	43,456	2,778,142
Ashland, Inc.	24,476	2,691,381
Cabot Corp.	24,141	1,166,734
Minerals Technologies, Inc.	13,577	771,852
NewMarket Corp.	3,854	1,527,186
Olin Corp.	63,920	1,110,290
PolyOne Corp.	33,120	1,001,880
RPM International, Inc.	51,423	2,433,851
Scotts Miracle-Gro Co., Class A	17,593	1,280,243
Sensient Technologies Corp.	17,408	1,104,712
Valspar Corp.	28,139	3,011,436

		18,877,707

Construction Materials (0.2%)
Eagle Materials, Inc.	19,090	1,338,400

Containers & Packaging (1.4%)
AptarGroup, Inc.	24,329	1,907,637
Bemis Co., Inc.	36,656	1,898,048
Greif, Inc., Class A	10,421	341,288
Packaging Corp. of America	36,488	2,203,875
Silgan Holdings, Inc.	15,665	832,908
Sonoco Products Co.	39,085	1,898,358

		9,082,114

Metals & Mining (1.6%)
Allegheny Technologies, Inc.	42,448	691,902
Carpenter Technology Corp.	18,337	627,676
Commercial Metals Co.	45,000	763,650
Compass Minerals International, Inc.	13,062	925,573
Reliance Steel & Aluminum Co.	27,821	1,924,935

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Gold, Inc.	25,265	$1,295,842
Steel Dynamics, Inc.	94,144	2,119,181
United States Steel Corp.	56,631	908,928
Worthington Industries, Inc.	17,944	639,524

		9,897,211

Paper & Forest Products (0.3%)
Domtar Corp.	24,257	982,409
Louisiana-Pacific Corp.*	55,425	948,876

		1,931,285

Total Materials		41,126,717

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	36,598	1,101,234

Total Telecommunication Services		1,101,234

Utilities (5.5%)
Electric Utilities (1.9%)
Cleco Corp.	23,440	1,294,122
Great Plains Energy, Inc.	59,671	1,924,390
Hawaiian Electric Industries, Inc.	41,665	1,349,946
IDACORP, Inc.	19,472	1,452,417
OGE Energy Corp.	77,310	2,213,385
PNM Resources, Inc.	30,836	1,039,790
Westar Energy, Inc.	54,826	2,719,918

		11,993,968

Gas Utilities (2.0%)
Atmos Energy Corp.	39,507	2,933,790
National Fuel Gas Co.	32,825	1,642,891
New Jersey Resources Corp.	33,264	1,211,808
ONE Gas, Inc.	20,244	1,236,908
Questar Corp.	67,751	1,680,225
UGI Corp.	66,553	2,681,420
WGL Holdings, Inc.	19,298	1,396,596

		12,783,638

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Corp.*	26,738	240,642

Multi-Utilities (1.2%)
Alliant Energy Corp.	43,926	3,262,823
Black Hills Corp.	19,819	1,191,716
MDU Resources Group, Inc.	75,593	1,471,040
Vectren Corp.	32,044	1,620,145

		7,545,724

Water Utilities (0.4%)
Aqua America, Inc.	68,538	2,180,879

Total Utilities		34,744,851

Total Investments (90.1%) (Cost $516,348,870)		571,846,233
Other Assets Less Liabilities (9.9%)		63,111,556

Net Assets (100%)		$634,957,789

*	Non-income producing.

@	Shares are less than 0.5

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	439	June-16	$60,369,023	$63,268,680	$2,899,657

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,801,298	$—	$—	$77,801,298
Consumer Staples	23,992,065	—	—	23,992,065
Energy	19,013,011	—	—	19,013,011
Financials	144,752,559	—	—	144,752,559
Health Care	46,226,122	—	—	46,226,122
Industrials	88,958,749	—	—	88,958,749
Information Technology	94,129,627	—	—	94,129,627
Materials	40,785,429	341,288	—	41,126,717
Telecommunication Services	1,101,234	—	—	1,101,234
Utilities	34,744,851	—	—	34,744,851
Futures	2,899,657	—	—	2,899,657

Total Assets	$574,404,602	$341,288	$—	$574,745,890

Total Liabilities	$—	$—	$—	$—

Total	$574,404,602	$341,288	$—	$574,745,890

(a)	A security with a market value of $341,288 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,810,301
Aggregate gross unrealized depreciation	(47,334,851)

Net unrealized appreciation	$55,475,450

Federal income tax cost of investments	$516,370,783

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	108,438	$1,668,861
Cooper Tire & Rubber Co.	80,466	2,978,851
Cooper-Standard Holding, Inc.*	18,717	1,344,629
Dana Holding Corp.	217,471	3,064,167
Dorman Products, Inc.*	37,646	2,048,695
Drew Industries, Inc.	33,952	2,188,546
Federal-Mogul Holdings Corp.*	39,539	390,645
Fox Factory Holding Corp.*	22,907	362,160
Gentherm, Inc.*	50,717	2,109,320
Horizon Global Corp.*	23,988	301,769
Metaldyne Performance Group, Inc.	15,887	267,061
Modine Manufacturing Co.*	72,813	801,671
Motorcar Parts of America, Inc.*	24,407	926,978
Standard Motor Products, Inc.	28,671	993,450
Stoneridge, Inc.*	37,838	550,921
Strattec Security Corp.	4,718	270,766
Superior Industries International, Inc.	34,428	760,170
Tenneco, Inc.*	81,527	4,199,456
Tower International, Inc.	29,045	790,024

		26,018,140

Automobiles (0.0%)
Winnebago Industries, Inc.	36,840	827,058

Distributors (0.3%)
Core-Mark Holding Co., Inc.	32,729	2,669,377
Fenix Parts, Inc.*	17,488	80,445
Pool Corp.	61,138	5,364,248
VOXX International Corp.*	27,530	123,059
Weyco Group, Inc.	8,303	221,026

		8,458,155

Diversified Consumer Services (0.9%)
2U, Inc.*	38,241	864,247
American Public Education, Inc.*	22,741	469,147
Apollo Education Group, Inc.*	137,401	1,128,749
Ascent Capital Group, Inc., Class A*	18,503	274,029
Bridgepoint Education, Inc.*	23,341	235,277
Bright Horizons Family Solutions, Inc.*	52,313	3,388,836
Cambium Learning Group, Inc.*	16,233	69,315
Capella Education Co.	16,591	873,350
Career Education Corp.*	90,455	410,666
Carriage Services, Inc.	22,376	483,545
Chegg, Inc.*	102,435	456,860
Collectors Universe, Inc.	9,951	165,187
DeVry Education Group, Inc.	91,098	1,573,263
Grand Canyon Education, Inc.*	66,727	2,851,912
Houghton Mifflin Harcourt Co.*	176,140	3,512,232
K12, Inc.*	44,879	443,853
Liberty Tax, Inc.	7,080	138,697
LifeLock, Inc.*	135,876	1,640,023
Regis Corp.*	55,693	845,977
Sotheby’s, Inc.	79,114	2,114,717
Strayer Education, Inc.*	15,047	733,541
Universal Technical Institute, Inc.	26,614	114,706
Weight Watchers International, Inc.*	39,743	577,466

		23,365,595

Hotels, Restaurants & Leisure (3.1%)
Belmond Ltd., Class A*	137,425	1,304,163
Biglari Holdings, Inc.*	2,302	855,676
BJ’s Restaurants, Inc.*	28,705	1,193,267
Bloomin’ Brands, Inc.	166,837	2,814,540
Bob Evans Farms, Inc.	30,202	1,410,131
Bojangles’, Inc.*	10,938	186,055
Boyd Gaming Corp.*	115,688	2,390,114
Bravo Brio Restaurant Group, Inc.*	20,497	158,852
Buffalo Wild Wings, Inc.*	26,629	3,944,287
Caesars Acquisition Co., Class A*	71,511	437,647
Caesars Entertainment Corp.*	78,535	534,038
Carrols Restaurant Group, Inc.*	47,928	692,080
Cheesecake Factory, Inc.	67,916	3,605,660
Churchill Downs, Inc.	18,716	2,767,722
Chuy’s Holdings, Inc.*	22,514	699,510
ClubCorp Holdings, Inc.	60,456	848,802
Cracker Barrel Old Country Store, Inc.	26,545	4,052,625
Dave & Buster’s Entertainment, Inc.*	31,340	1,215,365
Del Frisco’s Restaurant Group, Inc.*	36,931	612,316
Denny’s Corp.*	114,831	1,189,649
Diamond Resorts International, Inc.*	59,103	1,436,203
DineEquity, Inc.	24,043	2,246,338
El Pollo Loco Holdings, Inc.*	17,771	237,065
Eldorado Resorts, Inc.*	42,495	486,143
Empire Resorts, Inc.*	4,269	58,272
Fiesta Restaurant Group, Inc.*	38,546	1,263,538
Fogo De Chao, Inc.*	6,870	107,241
Habit Restaurants, Inc., Class A*	15,841	295,118
International Speedway Corp., Class A	40,638	1,499,949
Interval Leisure Group, Inc.	52,913	764,064
Intrawest Resorts Holdings, Inc.*	23,282	199,061
Isle of Capri Casinos, Inc.*	31,456	440,384
J Alexander’s Holdings, Inc.*	18,500	195,360
Jack in the Box, Inc.	48,621	3,105,423
Jamba, Inc.*	18,572	229,550
Kona Grill, Inc.*	11,826	153,147
Krispy Kreme Doughnuts, Inc.*	93,066	1,450,899
La Quinta Holdings, Inc.*	136,983	1,712,288
Marcus Corp.	25,361	480,591
Marriott Vacations Worldwide Corp.	34,712	2,343,060
Monarch Casino & Resort, Inc.*	15,524	302,097
Morgans Hotel Group Co.*	48,215	66,537
Noodles & Co.*	15,881	188,349
Papa John’s International, Inc.	39,203	2,124,411
Papa Murphy’s Holdings, Inc.*	12,021	143,651
Penn National Gaming, Inc.*	119,774	1,999,028
Pinnacle Entertainment, Inc.*	54,648	1,918,145
Planet Fitness, Inc., Class A*	20,852	338,636
Popeyes Louisiana Kitchen, Inc.*	32,814	1,708,297
Potbelly Corp.*	28,339	385,694
Red Robin Gourmet Burgers, Inc.*	20,266	1,306,549
Ruby Tuesday, Inc.*	83,469	449,063
Ruth’s Hospitality Group, Inc.	50,584	931,251
Scientific Games Corp., Class A*	68,331	644,361
SeaWorld Entertainment, Inc.	98,315	2,070,514
Shake Shack, Inc., Class A*	8,049	300,389
Sonic Corp.	69,775	2,453,289
Speedway Motorsports, Inc.	15,814	313,592
Texas Roadhouse, Inc.	97,434	4,246,174
Vail Resorts, Inc.	51,003	6,819,101
Wingstop, Inc.*	9,128	207,023
Zoe’s Kitchen, Inc.*	26,673	1,039,980

		79,572,324

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	14,567	464,105
Beazer Homes USA, Inc.*	46,109	402,070
CalAtlantic Group, Inc.	108,612	3,629,813
Cavco Industries, Inc.*	12,969	1,212,083
Century Communities, Inc.*	21,745	371,187
CSS Industries, Inc.	13,414	374,653

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	34,691	$1,103,868
Flexsteel Industries, Inc.	8,063	352,192
Green Brick Partners, Inc.*	29,315	222,501
Helen of Troy Ltd.*	39,882	4,135,365
Hooker Furniture Corp.	14,667	481,811
Hovnanian Enterprises, Inc., Class A*	170,094	265,347
Installed Building Products, Inc.*	27,141	722,222
iRobot Corp.*	42,679	1,506,569
KB Home	108,445	1,548,595
La-Z-Boy, Inc.	72,878	1,948,758
LGI Homes, Inc.*	19,768	478,583
Libbey, Inc.	29,845	555,117
Lifetime Brands, Inc.	14,836	223,578
M.D.C. Holdings, Inc.	54,195	1,358,127
M/I Homes, Inc.*	34,348	640,590
Meritage Homes Corp.*	57,009	2,078,548
NACCO Industries, Inc., Class A	5,579	320,290
New Home Co., Inc.*	13,227	162,163
Skullcandy, Inc.*	27,792	98,940
Taylor Morrison Home Corp., Class A*	45,527	642,841
TRI Pointe Group, Inc.*	234,075	2,757,403
Universal Electronics, Inc.*	21,323	1,321,813
WCI Communities, Inc.*	21,756	404,226
William Lyon Homes, Class A*	27,453	397,794
ZAGG, Inc.*	41,543	374,302

		30,555,454

Internet & Catalog Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	33,730	265,792
Blue Nile, Inc.	16,387	421,310
Duluth Holdings, Inc.*	10,374	202,189
Etsy, Inc.*	26,297	228,784
EVINE Live, Inc.*	66,368	77,651
FTD Cos., Inc.*	25,343	665,254
HSN, Inc.	45,724	2,391,822
Lands’ End, Inc.*	22,535	574,868
Liberty TripAdvisor Holdings, Inc., Class A*	106,607	2,362,411
Nutrisystem, Inc.	42,119	879,024
Overstock.com, Inc.*	15,941	229,232
PetMed Express, Inc.	27,608	494,459
Shutterfly, Inc.*	50,666	2,349,382
Wayfair, Inc., Class A*	27,635	1,194,385

		12,336,563

Leisure Products (0.3%)
Arctic Cat, Inc.	17,149	288,103
Black Diamond, Inc.*	31,165	140,866
Callaway Golf Co.	107,009	975,922
Escalade, Inc.	12,635	148,714
JAKKS Pacific, Inc.*	26,214	195,032
Johnson Outdoors, Inc., Class A	6,969	154,851
Malibu Boats, Inc., Class A*	24,671	404,604
Marine Products Corp.	14,640	111,118
MCBC Holdings, Inc.*	10,081	141,941
Nautilus, Inc.*	45,398	877,089
Performance Sports Group Ltd.*	61,663	196,088
Smith & Wesson Holding Corp.*	75,763	2,016,811
Sturm Ruger & Co., Inc.	26,491	1,811,455

		7,462,594

Media (1.3%)
AMC Entertainment Holdings, Inc., Class A	29,107	814,705
Carmike Cinemas, Inc.*	33,760	1,014,150
Central European Media Enterprises Ltd., Class A*	95,912	244,576
Crown Media Holdings, Inc., Class A*	46,215	234,772
Cumulus Media, Inc., Class A*	190,913	88,641
Daily Journal Corp.*	1,487	290,991
DreamWorks Animation SKG, Inc., Class A*	108,083	2,696,671
Entercom Communications Corp., Class A*	33,432	353,711
Entravision Communications Corp., Class A	88,090	655,390
Eros International plc*	37,918	436,436
EW Scripps Co., Class A	84,417	1,316,061
Global Eagle Entertainment, Inc.*	62,742	534,562
Gray Television, Inc.*	87,168	1,021,609
Harte-Hanks, Inc.	66,032	167,061
Hemisphere Media Group, Inc.*	14,421	189,348
IMAX Corp.*	85,747	2,665,874
Journal Media Group, Inc.	38,900	465,244
Loral Space & Communications, Inc.*	17,988	631,918
MDC Partners, Inc., Class A	64,297	1,517,409
Media General, Inc.*	136,247	2,222,189
Meredith Corp.	52,266	2,482,635
National CineMedia, Inc.	86,339	1,313,216
New Media Investment Group, Inc.	65,439	1,088,905
New York Times Co., Class A	193,997	2,417,203
Nexstar Broadcasting Group, Inc., Class A	44,730	1,980,197
Reading International, Inc., Class A*	22,334	267,561
Saga Communications, Inc., Class A	4,433	177,586
Scholastic Corp.	38,562	1,441,062
Sinclair Broadcast Group, Inc., Class A	93,653	2,879,830
Sizmek, Inc.*	29,848	86,559
Time, Inc.	159,039	2,455,562
Townsquare Media, Inc., Class A*	10,261	115,026
Tribune Publishing Co.	36,642	282,876
World Wrestling Entertainment, Inc., Class A	41,508	733,031

		35,282,567

Multiline Retail (0.2%)
Big Lots, Inc.	69,700	3,156,713
Fred’s, Inc., Class A	50,506	753,044
Ollie’s Bargain Outlet Holdings, Inc.*	13,650	319,820
Tuesday Morning Corp.*	58,002	474,456

		4,704,033

Specialty Retail (2.7%)
Abercrombie & Fitch Co., Class A	98,283	3,099,846
American Eagle Outfitters, Inc.	254,454	4,241,748
America’s Car-Mart, Inc.*	11,866	296,650
Asbury Automotive Group, Inc.*	36,154	2,163,455
Ascena Retail Group, Inc.*	245,684	2,717,265
Barnes & Noble Education, Inc.*	43,161	422,978
Barnes & Noble, Inc.	70,083	866,226
bebe stores, Inc.*	32,486	17,861
Big 5 Sporting Goods Corp.	23,713	263,451
Boot Barn Holdings, Inc.*	16,997	159,772
Buckle, Inc.	40,782	1,381,286
Build-A-Bear Workshop, Inc.*	18,918	245,745
Burlington Stores, Inc.*	106,257	5,975,894
Caleres, Inc.	62,126	1,757,545
Cato Corp., Class A	37,659	1,451,754
Chico’s FAS, Inc.	189,743	2,517,890
Children’s Place, Inc.	29,204	2,437,658
Christopher & Banks Corp.*	50,388	120,427
Citi Trends, Inc.	21,226	378,460

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Conn’s, Inc.*	34,060	$424,388
Container Store Group, Inc.*	21,378	125,489
Destination XL Group, Inc.*	48,776	252,172
Express, Inc.*	119,052	2,548,903
Finish Line, Inc., Class A	66,617	1,405,619
Five Below, Inc.*	77,125	3,188,347
Francesca’s Holdings Corp.*	58,026	1,111,778
Genesco, Inc.*	31,559	2,280,138
Group 1 Automotive, Inc.	33,476	1,964,706
Guess?, Inc.	87,687	1,645,885
Haverty Furniture Cos., Inc.	27,808	588,417
Hibbett Sports, Inc.*	33,683	1,209,220
Kirkland’s, Inc.	23,696	414,917
Lithia Motors, Inc., Class A	32,081	2,801,634
Lumber Liquidators Holdings, Inc.*	37,356	490,111
MarineMax, Inc.*	35,002	681,489
Mattress Firm Holding Corp.*	28,100	1,191,159
Monro Muffler Brake, Inc.	44,788	3,200,998
Outerwall, Inc.	25,392	939,250
Party City Holdco, Inc.*	34,440	517,978
Pier 1 Imports, Inc.	124,409	872,107
Rent-A-Center, Inc.	78,270	1,240,580
Restoration Hardware Holdings, Inc.*	47,266	1,980,445
Select Comfort Corp.*	71,429	1,385,008
Shoe Carnival, Inc.	19,563	527,418
Sonic Automotive, Inc., Class A	45,032	832,191
Sportsman’s Warehouse Holdings, Inc.*	24,481	308,461
Stage Stores, Inc.	44,658	359,943
Stein Mart, Inc.	37,689	276,260
Tailored Brands, Inc.	68,648	1,228,799
Tile Shop Holdings, Inc.*	36,049	537,491
Tilly’s, Inc., Class A*	14,982	100,230
Vitamin Shoppe, Inc.*	37,576	1,163,353
West Marine, Inc.*	23,549	214,060
Winmark Corp.	2,965	290,511
Zumiez, Inc.*	27,579	549,374

		69,364,740

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.*	11,781	209,584
Columbia Sportswear Co.	39,966	2,401,557
Crocs, Inc.*	104,928	1,009,407
Culp, Inc.	14,099	369,676
Deckers Outdoor Corp.*	46,285	2,772,934
G-III Apparel Group Ltd.*	56,259	2,750,503
Iconix Brand Group, Inc.*	64,704	520,867
Movado Group, Inc.	21,408	589,362
Oxford Industries, Inc.	20,918	1,406,317
Perry Ellis International, Inc.*	16,547	304,630
Sequential Brands Group, Inc.*	55,385	353,910
Steven Madden Ltd.*	79,490	2,944,310
Superior Uniform Group, Inc.	10,200	181,764
Tumi Holdings, Inc.*	81,122	2,175,692
Unifi, Inc.*	20,491	469,449
Vera Bradley, Inc.*	29,229	594,518
Vince Holding Corp.*	32,328	204,636
Wolverine World Wide, Inc.	146,926	2,706,377

		21,965,493

Total Consumer Discretionary		319,912,716

Consumer Staples (3.2%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	12,857	2,379,445
Castle Brands, Inc.*	79,269	74,521
Coca-Cola Bottling Co. Consolidated	6,688	1,068,475
Craft Brew Alliance, Inc.*	13,759	113,237
MGP Ingredients, Inc.	13,910	337,178
National Beverage Corp.*	15,263	645,930

		4,618,786

Food & Staples Retailing (0.8%)
Andersons, Inc.	38,840	1,219,964
Casey’s General Stores, Inc.	54,181	6,139,791
Chefs’ Warehouse, Inc.*	28,399	576,216
Fairway Group Holdings Corp.*	28,435	9,955
Fresh Market, Inc.*	62,407	1,780,472
Ingles Markets, Inc., Class A	18,204	682,650
Natural Grocers by Vitamin Cottage, Inc.*	12,348	262,642
Performance Food Group Co.*	22,562	526,823
PriceSmart, Inc.	27,305	2,309,457
Smart & Final Stores, Inc.*	33,284	539,201
SpartanNash Co.	56,017	1,697,875
SUPERVALU, Inc.*	376,367	2,167,874
United Natural Foods, Inc.*	71,860	2,895,958
Village Super Market, Inc., Class A	9,149	221,040
Weis Markets, Inc.	14,726	663,553

		21,693,471

Food Products (1.7%)
Alico, Inc.	4,941	136,421
Amplify Snack Brands, Inc.*	20,055	287,188
Arcadia Biosciences, Inc.*	10,010	27,828
B&G Foods, Inc.	88,697	3,087,543
Calavo Growers, Inc.	21,340	1,217,660
Cal-Maine Foods, Inc.	43,879	2,277,759
Darling Ingredients, Inc.*	238,221	3,137,371
Dean Foods Co.	133,992	2,320,741
Farmer Brothers Co.*	10,410	290,127
Fresh Del Monte Produce, Inc.	46,922	1,974,008
Freshpet, Inc.*	26,674	195,520
Inventure Foods, Inc.*	25,447	143,776
J&J Snack Foods Corp.	20,941	2,267,491
John B. Sanfilippo & Son, Inc.	11,322	782,237
Lancaster Colony Corp.	25,882	2,861,773
Landec Corp.*	35,385	371,542
Lifeway Foods, Inc.*	6,854	74,229
Limoneira Co.	15,159	230,417
Omega Protein Corp.*	31,996	542,012
Post Holdings, Inc.*	86,882	5,974,875
Sanderson Farms, Inc.	31,624	2,851,852
Seaboard Corp.*	371	1,114,117
Seneca Foods Corp., Class A*	10,342	359,281
Snyder’s-Lance, Inc.	98,534	3,101,850
Tootsie Roll Industries, Inc.	27,953	976,684
TreeHouse Foods, Inc.*	79,329	6,881,791

		43,486,093

Household Products (0.2%)
Central Garden & Pet Co., Class A*	57,956	944,103
HRG Group, Inc.*	112,688	1,569,744
Oil-Dri Corp. of America	6,092	205,788
Orchids Paper Products Co.	12,992	357,410
WD-40 Co.	20,490	2,213,125

		5,290,170

Personal Products (0.1%)
Elizabeth Arden, Inc.*	35,230	288,534
Inter Parfums, Inc.	22,737	702,573
Medifast, Inc.	15,881	479,447
Natural Health Trends Corp.	11,606	384,739
Nature’s Sunshine Products, Inc.	12,758	122,477
Nutraceutical International Corp.*	13,123	319,545
Revlon, Inc., Class A*	16,392	596,833
Synutra International, Inc.*	28,491	141,600
USANA Health Sciences, Inc.*	7,853	953,511

		3,989,259

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.2%)
Universal Corp.	32,126	$1,825,078
Vector Group Ltd.	121,407	2,772,936

		4,598,014

Total Consumer Staples		83,675,793

Energy (2.3%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	94,672	757,376
Atwood Oceanics, Inc.	88,932	815,506
Basic Energy Services, Inc.*	61,358	169,348
Bristow Group, Inc.	52,118	986,073
C&J Energy Services Ltd.*	76,164	107,391
CARBO Ceramics, Inc.	26,942	382,576
Era Group, Inc.*	28,134	263,897
Exterran Corp.*	47,336	731,815
Fairmount Santrol Holdings, Inc.*	84,143	211,199
Forum Energy Technologies, Inc.*	80,725	1,065,570
Geospace Technologies Corp.*	16,952	209,188
Gulfmark Offshore, Inc., Class A*	33,871	208,984
Helix Energy Solutions Group, Inc.*	142,997	800,783
Hornbeck Offshore Services, Inc.*	44,423	441,120
Independence Contract Drilling, Inc.*	20,224	96,468
ION Geophysical Corp.*	11,669	94,286
Key Energy Services, Inc.*	178,335	65,877
Matrix Service Co.*	36,497	645,997
McDermott International, Inc.*	326,454	1,335,197
Natural Gas Services Group, Inc.*	17,012	367,970
Newpark Resources, Inc.*	115,648	499,599
Nordic American Offshore Ltd.	25,001	112,004
North Atlantic Drilling Ltd.*	8,386	22,978
Oil States International, Inc.*	74,666	2,353,472
Parker Drilling Co.*	165,371	350,587
PHI, Inc. (Non-Voting)*	16,348	308,814
Pioneer Energy Services Corp.*	85,081	187,178
RigNet, Inc.*	16,168	221,178
SEACOR Holdings, Inc.*	25,027	1,362,720
Seventy Seven Energy, Inc.*	73,446	42,606
Tesco Corp.	63,720	548,629
TETRA Technologies, Inc.*	108,823	691,026
Tidewater, Inc.	63,503	433,726
U.S. Silica Holdings, Inc.	89,707	2,038,143
Unit Corp.*	68,031	599,353

		19,528,634

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	126,770	128,038
Adams Resources & Energy, Inc.	2,939	117,501
Alon USA Energy, Inc.	42,546	439,075
Approach Resources, Inc.*	47,863	55,521
Ardmore Shipping Corp.	24,854	210,016
Bill Barrett Corp.*	76,288	474,511
Bonanza Creek Energy, Inc.*	70,425	111,976
Callon Petroleum Co.*	137,388	1,215,884
Carrizo Oil & Gas, Inc.*	82,851	2,561,753
Clayton Williams Energy, Inc.*	8,180	72,966
Clean Energy Fuels Corp.*	122,577	359,151
Cloud Peak Energy, Inc.*	82,085	160,066
Contango Oil & Gas Co.*	23,625	278,539
Delek U.S. Holdings, Inc.	84,421	1,286,576
DHT Holdings, Inc.	127,545	734,659
Dorian LPG Ltd.*	33,921	318,857
Earthstone Energy, Inc.*	1,364	16,518
Eclipse Resources Corp.*	60,758	87,492
Energy Fuels, Inc.*	81,152	179,346
Energy XXI Ltd.	126,890	79,040
Erin Energy Corp.*	16,482	30,986
Evolution Petroleum Corp.	29,533	143,530
EXCO Resources, Inc.*	205,305	203,067
Frontline Ltd.	64,598	540,685
GasLog Ltd.	57,378	558,862
Gastar Exploration, Inc.*	105,964	116,560
Gener8 Maritime, Inc.*	22,772	160,770
Green Plains, Inc.	52,362	835,698
Halcon Resources Corp.*	96,343	92,595
Hallador Energy Co.	14,597	66,708
Isramco, Inc.*	1,124	91,831
Jones Energy, Inc., Class A*	42,715	142,241
Matador Resources Co.*	113,778	2,157,231
Navios Maritime Acquisition Corp.	112,220	178,430
Nordic American Tankers Ltd.	126,226	1,778,524
Northern Oil and Gas, Inc.*	86,746	346,117
Oasis Petroleum, Inc.*	254,376	1,851,857
Pacific Ethanol, Inc.*	44,227	206,982
Panhandle Oil and Gas, Inc., Class A	22,515	389,735
Par Pacific Holdings, Inc.*	21,633	405,835
Parsley Energy, Inc., Class A*	142,862	3,228,681
PDC Energy, Inc.*	65,336	3,884,225
Peabody Energy Corp.	25,597	59,385
Renewable Energy Group, Inc.*	60,729	573,282
REX American Resources Corp.*	8,229	456,463
Rex Energy Corp.*	61,437	47,202
Ring Energy, Inc.*	33,073	167,019
RSP Permian, Inc.*	94,318	2,738,995
Sanchez Energy Corp.*	69,153	379,650
Scorpio Tankers, Inc.	257,916	1,503,650
SemGroup Corp., Class A	63,701	1,426,902
Ship Finance International Ltd.	85,801	1,191,776
Stone Energy Corp.*	79,466	62,778
Synergy Resources Corp.*	171,532	1,332,804
Teekay Tankers Ltd., Class A	130,249	478,014
TransAtlantic Petroleum Ltd.*	32,366	24,274
Triangle Petroleum Corp.*	62,855	34,086
Ultra Petroleum Corp.*	211,627	105,390
Uranium Energy Corp.*	201,799	150,946
W&T Offshore, Inc.*	47,923	104,951
Western Refining, Inc.	101,138	2,942,104
Westmoreland Coal Co.*	25,008	180,308

		40,258,614

Total Energy		59,787,248

Financials (23.1%)
Banks (8.1%)
1st Source Corp.	24,423	777,628
Access National Corp.	10,114	200,561
Allegiance Bancshares, Inc.*	3,926	72,121
American National Bankshares, Inc.	11,753	297,703
Ameris Bancorp	46,485	1,375,026
Ames National Corp.	11,842	293,208
Arrow Financial Corp.	15,183	403,412
Banc of California, Inc.	65,088	1,139,040
BancFirst Corp.	9,745	555,757
Banco Latinoamericano de Comercio Exterior S.A., Class E	41,687	1,009,659
Bancorp, Inc.*	46,370	265,236
BancorpSouth, Inc.	136,086	2,899,993
Bank of Marin Bancorp/California	8,049	396,172
Bank of the Ozarks, Inc.	108,707	4,562,433
Banner Corp.	30,416	1,278,689
Bar Harbor Bankshares	8,683	288,449
BBCN Bancorp, Inc.	113,804	1,728,683
Berkshire Hills Bancorp, Inc.	43,908	1,180,686
Blue Hills Bancorp, Inc.	39,035	533,608
BNC Bancorp	43,322	914,961

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Private Financial Holdings, Inc.	121,727	$1,393,774
Bridge Bancorp, Inc.	20,125	613,209
Brookline Bancorp, Inc.	102,582	1,129,428
Bryn Mawr Bank Corp.	24,503	630,462
BSB Bancorp, Inc./Massachusetts*	12,191	273,932
C1 Financial, Inc.*	7,539	182,444
Camden National Corp.	10,384	436,128
Capital Bank Financial Corp., Class A	30,559	942,745
Capital City Bank Group, Inc.	13,317	194,295
Cardinal Financial Corp.	43,822	891,778
Cascade Bancorp*	40,884	233,448
Cathay General Bancorp	112,332	3,182,366
CenterState Banks, Inc.	62,021	923,493
Central Pacific Financial Corp.	36,833	801,854
Century Bancorp, Inc./Massachusetts, Class A	5,283	205,562
Chemical Financial Corp.	48,200	1,720,258
Citizens & Northern Corp.	16,462	327,265
City Holding Co.	22,683	1,083,794
CNB Financial Corp./Pennsylvania	18,716	329,214
CoBiz Financial, Inc.	49,888	589,676
Columbia Banking System, Inc.	81,535	2,439,527
Community Bank System, Inc.	60,258	2,302,458
Community Trust Bancorp, Inc.	21,154	747,159
CommunityOne Bancorp*	14,760	196,013
ConnectOne Bancorp, Inc.	40,379	660,197
CU Bancorp*	23,094	488,900
Customers Bancorp, Inc.*	36,786	869,253
CVB Financial Corp.	150,127	2,619,716
Eagle Bancorp, Inc.*	42,245	2,027,760
Enterprise Bancorp, Inc./Massachusetts	9,004	236,265
Enterprise Financial Services Corp.	27,456	742,410
Equity Bancshares, Inc., Class A*	1,500	31,500
F.N.B. Corp./Pennsylvania	285,845	3,718,843
Farmers Capital Bank Corp.	10,756	284,173
FCB Financial Holdings, Inc., Class A*	38,712	1,287,561
Fidelity Southern Corp.	24,382	391,087
Financial Institutions, Inc.	18,940	550,586
First Bancorp, Inc./Maine	14,042	273,959
First Bancorp/North Carolina	26,612	501,636
First BanCorp/Puerto Rico*	154,098	449,966
First Busey Corp.	33,072	677,315
First Business Financial Services, Inc.	12,018	275,573
First Citizens BancShares, Inc./North Carolina, Class A	10,770	2,704,024
First Commonwealth Financial Corp.	131,284	1,163,176
First Community Bancshares, Inc./Virginia	22,552	447,432
First Connecticut Bancorp, Inc./Connecticut	23,492	374,932
First Financial Bancorp	89,468	1,626,528
First Financial Bankshares, Inc.	90,650	2,681,427
First Financial Corp./Indiana	15,022	513,903
First Interstate BancSystem, Inc., Class A	26,623	748,905
First Merchants Corp.	58,655	1,382,498
First Midwest Bancorp, Inc./Illinois	111,679	2,012,456
First NBC Bank Holding Co.*	20,579	423,722
First of Long Island Corp.	16,597	473,014
FirstMerit Corp.	232,288	4,889,662
Flushing Financial Corp.	40,030	865,449
Franklin Financial Network, Inc.*	7,114	192,078
Fulton Financial Corp.	247,973	3,317,879
German American Bancorp, Inc.	22,140	712,908
Glacier Bancorp, Inc.	106,588	2,709,467
Great Southern Bancorp, Inc.	14,427	535,674
Great Western Bancorp, Inc.	58,467	1,594,395
Green Bancorp, Inc.*	25,101	190,015
Guaranty Bancorp	19,818	306,386
Hampton Roads Bankshares, Inc.*	46,207	81,786
Hancock Holding Co.	110,629	2,540,042
Hanmi Financial Corp.	43,524	958,398
Heartland Financial USA, Inc.	28,208	868,524
Heritage Commerce Corp.	32,498	325,305
Heritage Financial Corp./Washington	41,114	722,373
Heritage Oaks Bancorp	31,447	244,972
Hilltop Holdings, Inc.*	108,244	2,043,647
Home BancShares, Inc./Arkansas	79,854	3,270,021
HomeTrust Bancshares, Inc.*	27,922	511,810
Horizon Bancorp/Indiana	15,769	389,810
IBERIABANK Corp.	54,266	2,782,218
Independent Bank Corp./Massachusetts	37,211	1,710,218
Independent Bank Corp./Michigan	36,523	531,410
Independent Bank Group, Inc.	13,231	362,529
International Bancshares Corp.	77,162	1,902,815
Investors Bancorp, Inc.	463,906	5,399,866
Lakeland Bancorp, Inc.	51,206	519,741
Lakeland Financial Corp.	24,385	1,116,345
LegacyTexas Financial Group, Inc.	68,332	1,342,724
Live Oak Bancshares, Inc.	6,535	98,025
MainSource Financial Group, Inc.	29,555	623,315
MB Financial, Inc.	105,853	3,434,930
Mercantile Bank Corp.	23,247	521,198
Merchants Bancshares, Inc./Vermont	5,943	176,745
MidWestOne Financial Group, Inc.	10,917	299,672
National Bank Holdings Corp., Class A	47,586	970,279
National Bankshares, Inc./Virginia	9,025	309,738
National Commerce Corp.*	8,664	204,557
National Penn Bancshares, Inc.	198,005	2,106,773
NBT Bancorp, Inc.	63,247	1,704,507
OFG Bancorp	60,323	421,658
Old National Bancorp/Indiana	167,645	2,043,593
Old Second Bancorp, Inc.*	37,568	269,363
Opus Bank	14,203	482,902
Pacific Continental Corp.	26,557	428,364
Pacific Premier Bancorp, Inc.*	39,771	849,906
Park National Corp.	18,540	1,668,600
Park Sterling Corp.	64,865	432,650
Peapack-Gladstone Financial Corp.	21,086	356,353
Penns Woods Bancorp, Inc.	6,542	252,129
Peoples Bancorp, Inc./Ohio	24,275	474,333
Peoples Financial Services Corp.	9,995	371,814
People’s Utah Bancorp	2,291	36,267
Pinnacle Financial Partners, Inc.	50,309	2,468,160
Preferred Bank/California	16,137	488,144
PrivateBancorp, Inc.	110,241	4,255,303
Prosperity Bancshares, Inc.	98,526	4,570,621
QCR Holdings, Inc.	17,214	410,554
Renasant Corp.	57,187	1,882,024
Republic Bancorp, Inc./Kentucky, Class A	13,348	344,779
S&T Bancorp, Inc.	50,387	1,297,969
Sandy Spring Bancorp, Inc.	37,373	1,040,091
Seacoast Banking Corp. of Florida*	32,596	514,691
ServisFirst Bancshares, Inc.	32,187	1,429,103
Sierra Bancorp	16,316	296,135

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Simmons First National Corp., Class A	42,473	$1,914,258
South State Corp.	34,273	2,201,355
Southside Bancshares, Inc.	34,817	907,679
Southwest Bancorp, Inc./Oklahoma	26,350	396,567
State Bank Financial Corp.	48,679	961,897
Sterling Bancorp/Delaware	169,697	2,703,273
Stock Yards Bancorp, Inc.	20,085	773,875
Stonegate Bank	15,462	463,241
Suffolk Bancorp	15,549	392,457
Sun Bancorp, Inc./New Jersey*	11,663	241,541
Talmer Bancorp, Inc., Class A	70,799	1,280,754
Texas Capital Bancshares, Inc.*	65,155	2,500,649
Tompkins Financial Corp.	20,580	1,317,120
Towne Bank/Virginia	65,583	1,258,538
TriCo Bancshares	30,903	782,464
TriState Capital Holdings, Inc.*	29,417	370,654
Triumph Bancorp, Inc.*	20,688	327,491
Trustmark Corp.	96,141	2,214,127
UMB Financial Corp.	55,215	2,850,750
Umpqua Holdings Corp.	310,559	4,925,466
Union Bankshares Corp.	65,478	1,612,723
United Bankshares, Inc./West Virginia	97,603	3,582,030
United Community Banks, Inc./Georgia	78,026	1,441,140
Univest Corp. of Pennsylvania	26,385	514,771
Valley National Bancorp	327,725	3,126,496
Washington Trust Bancorp, Inc.	20,280	756,850
Webster Financial Corp.	127,252	4,568,347
WesBanco, Inc.	55,345	1,644,300
West Bancorp, Inc.	21,550	392,856
Westamerica Bancorp	36,515	1,778,646
Western Alliance Bancorp*	120,172	4,011,341
Wilshire Bancorp, Inc.	103,335	1,064,350
Wintrust Financial Corp.	66,979	2,969,849
Yadkin Financial Corp.	59,470	1,407,655

		210,711,246

Capital Markets (1.1%)
Actua Corp.*	55,424	501,587
Arlington Asset Investment Corp., Class A	22,843	286,223
Ashford, Inc.*	1,278	58,264
Associated Capital Group, Inc., Class A*	8,875	248,678
BGC Partners, Inc., Class A	258,676	2,341,018
Calamos Asset Management, Inc., Class A	24,004	203,794
Cohen & Steers, Inc.	30,273	1,178,225
Cowen Group, Inc., Class A*	150,107	571,908
Diamond Hill Investment Group, Inc.	4,122	731,078
Evercore Partners, Inc., Class A	47,391	2,452,484
Fifth Street Asset Management, Inc.	7,165	21,925
Financial Engines, Inc.	74,556	2,343,295
GAMCO Investors, Inc., Class A	8,875	328,908
Greenhill & Co., Inc.	40,286	894,349
HFF, Inc., Class A	54,202	1,492,181
Houlihan Lokey, Inc.	16,155	402,260
INTL FCStone, Inc.*	23,392	625,268
Investment Technology Group, Inc.	46,659	1,031,164
Janus Capital Group, Inc.	208,231	3,046,420
KCG Holdings, Inc., Class A*	47,153	563,478
Ladenburg Thalmann Financial Services, Inc.*	140,602	351,505
Medley Management, Inc., Class A	8,854	48,697
Moelis & Co., Class A	27,032	763,113
OM Asset Management plc	34,908	466,022
Oppenheimer Holdings, Inc., Class A	14,296	225,591
Piper Jaffray Cos.*	19,929	987,681
Pzena Investment Management, Inc., Class A	16,168	122,068
Safeguard Scientifics, Inc.*	27,508	364,481
Stifel Financial Corp.*	96,464	2,855,334
Virtu Financial, Inc., Class A	26,160	578,398
Virtus Investment Partners, Inc.	9,391	733,531
Walter Investment Management Corp.*	52,030	397,509
Westwood Holdings Group, Inc.	10,386	609,139
WisdomTree Investments, Inc.	163,119	1,864,450
ZAIS Group Holdings, Inc.*	4,211	20,465

		29,710,491

Consumer Finance (0.4%)
Cash America International, Inc.	37,345	1,443,011
Encore Capital Group, Inc.*	35,439	912,200
Enova International, Inc.*	37,163	234,498
EZCORP, Inc., Class A*	69,373	206,038
First Cash Financial Services, Inc.	40,611	1,870,543
Green Dot Corp., Class A*	66,042	1,516,985
JG Wentworth Co., Class A*	19,492	23,780
Nelnet, Inc., Class A	33,021	1,300,037
PRA Group, Inc.*	69,125	2,031,584
Regional Management Corp.*	15,640	267,600
World Acceptance Corp.*	10,136	384,357

		10,190,633

Diversified Financial Services (0.4%)
BBX Capital Corp., Class A*	4,185	66,793
FNFV Group*	107,112	1,162,165
GAIN Capital Holdings, Inc.	42,016	275,625
MarketAxess Holdings, Inc.	52,268	6,524,615
Marlin Business Services Corp.	11,662	166,883
NewStar Financial, Inc.*	32,115	281,006
On Deck Capital, Inc.*	15,916	123,986
PICO Holdings, Inc.*	29,657	303,391
Resource America, Inc., Class A	21,659	124,972
Tiptree Financial, Inc., Class A	38,707	220,630

		9,250,066

Insurance (2.1%)
Ambac Financial Group, Inc.*	59,229	935,818
American Equity Investment Life Holding Co.	110,694	1,859,659
AMERISAFE, Inc.	27,001	1,418,633
Argo Group International Holdings Ltd.	39,245	2,252,271
Atlas Financial Holdings, Inc.*	14,770	267,928
Baldwin & Lyons, Inc., Class B	14,523	357,411
Citizens, Inc./Texas*	66,100	478,564
CNO Financial Group, Inc.	261,770	4,690,918
Crawford & Co., Class B	35,785	231,887
Donegal Group, Inc., Class A	12,728	183,029
eHealth, Inc.*	24,170	226,956
EMC Insurance Group, Inc.	13,392	343,505
Employers Holdings, Inc.	42,724	1,202,253
Enstar Group Ltd.*	12,805	2,081,837
FBL Financial Group, Inc., Class A	14,088	866,694
Federated National Holding Co.	19,933	391,883
Fidelity & Guaranty Life	15,439	405,119
First American Financial Corp.	151,339	5,767,529
Global Indemnity plc*	11,726	365,030
Greenlight Capital Reinsurance Ltd., Class A*	40,125	874,324
Hallmark Financial Services, Inc.*	19,655	226,032
HCI Group, Inc.	12,100	402,930
Heritage Insurance Holdings, Inc.	34,020	543,299
Horace Mann Educators Corp.	55,868	1,770,457

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Independence Holding Co.	8,470	$134,842
Infinity Property & Casualty Corp.	15,570	1,253,385
James River Group Holdings Ltd.	16,508	532,548
Kemper Corp.	61,782	1,826,894
Maiden Holdings Ltd.	73,238	947,700
MBIA, Inc.*	171,173	1,514,881
National General Holdings Corp.	54,453	1,175,640
National Interstate Corp.	9,096	272,152
National Western Life Group, Inc., Class A	3,464	798,902
Navigators Group, Inc.*	15,285	1,281,953
OneBeacon Insurance Group Ltd., Class A	31,165	396,730
Patriot National, Inc.*	12,380	95,326
Primerica, Inc.	68,426	3,047,010
RLI Corp.	58,631	3,920,069
Safety Insurance Group, Inc.	20,512	1,170,415
Selective Insurance Group, Inc.	77,244	2,827,903
State Auto Financial Corp.	23,199	511,770
State National Cos., Inc.	49,768	627,077
Stewart Information Services Corp.	31,686	1,149,568
Third Point Reinsurance Ltd.*	123,854	1,408,220
United Fire Group, Inc.	29,073	1,273,979
United Insurance Holdings Corp.	22,471	431,668
Universal Insurance Holdings, Inc.	43,475	773,855

		55,516,453

Real Estate Investment Trusts (REITs) (8.8%)
Acadia Realty Trust (REIT)	96,073	3,375,044
AG Mortgage Investment Trust, Inc. (REIT)	41,452	541,778
Agree Realty Corp. (REIT)	30,498	1,173,258
Alexander’s, Inc. (REIT)	2,956	1,124,906
Altisource Residential Corp. (REIT)	79,217	950,604
American Assets Trust, Inc. (REIT)	50,513	2,016,479
American Capital Mortgage Investment Corp. (REIT)	75,886	1,114,006
Anworth Mortgage Asset Corp. (REIT)	164,247	765,391
Apollo Commercial Real Estate Finance, Inc. (REIT)	82,830	1,350,129
Apollo Residential Mortgage, Inc. (REIT)	45,651	612,636
Ares Commercial Real Estate Corp. (REIT)	41,870	458,476
Armada Hoffler Properties, Inc. (REIT)	54,373	611,696
ARMOUR Residential REIT, Inc. (REIT)	54,990	1,183,929
Ashford Hospitality Prime, Inc. (REIT)	41,686	486,476
Ashford Hospitality Trust, Inc. (REIT)	116,428	742,811
Bluerock Residential Growth REIT, Inc. (REIT)	28,974	315,237
Capstead Mortgage Corp. (REIT)	140,056	1,385,154
CareTrust REIT, Inc. (REIT)	66,406	843,356
CatchMark Timber Trust, Inc. (REIT), Class A	53,787	582,513
Cedar Realty Trust, Inc. (REIT)	118,440	856,321
Chatham Lodging Trust (REIT)	53,808	1,153,105
Chesapeake Lodging Trust (REIT)	85,681	2,267,119
Colony Capital, Inc. (REIT), Class A	159,679	2,677,817
Colony Starwood Homes (REIT)	57,059	1,412,210
CorEnergy Infrastructure Trust, Inc. (REIT)	16,399	329,784
CoreSite Realty Corp. (REIT)	34,725	2,431,097
Cousins Properties, Inc. (REIT)	312,962	3,248,546
CubeSmart (REIT)	245,266	8,167,358
CyrusOne, Inc. (REIT)	103,967	4,746,094
CYS Investments, Inc. (REIT)	227,837	1,854,593
DCT Industrial Trust, Inc. (REIT)	124,313	4,906,634
DiamondRock Hospitality Co. (REIT)	287,237	2,906,838
DuPont Fabros Technology, Inc. (REIT)	88,891	3,602,752
Dynex Capital, Inc. (REIT)	76,836	510,959
Easterly Government Properties, Inc. (REIT)	19,315	357,714
EastGroup Properties, Inc. (REIT)	43,867	2,648,251
Education Realty Trust, Inc. (REIT)	89,604	3,727,526
EPR Properties (REIT)	79,237	5,278,769
Equity One, Inc. (REIT)	108,720	3,115,915
FelCor Lodging Trust, Inc. (REIT)	211,668	1,718,744
First Industrial Realty Trust, Inc. (REIT)	156,721	3,563,836
First Potomac Realty Trust (REIT)	79,744	722,481
Franklin Street Properties Corp. (REIT)	135,657	1,439,321
Geo Group, Inc. (REIT)	105,203	3,647,388
Getty Realty Corp. (REIT)	40,744	807,954
Gladstone Commercial Corp. (REIT)	31,551	516,805
Government Properties Income Trust (REIT)	83,319	1,487,244
Gramercy Property Trust (REIT)	594,644	5,024,742
Great Ajax Corp. (REIT)	8,504	95,160
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	56,372	1,083,470
Hatteras Financial Corp. (REIT)	137,935	1,972,470
Healthcare Realty Trust, Inc. (REIT)	140,819	4,349,899
Hersha Hospitality Trust (REIT)	68,630	1,464,564
Highwoods Properties, Inc. (REIT)	130,312	6,230,217
Hudson Pacific Properties, Inc. (REIT)	106,908	3,091,779
Independence Realty Trust, Inc. (REIT)	46,941	334,220
InfraREIT, Inc. (REIT)	30,394	518,218
Invesco Mortgage Capital, Inc. (REIT)	163,403	1,990,249
Investors Real Estate Trust (REIT)	185,766	1,348,661
iStar, Inc. (REIT)*	113,436	1,095,792
Kite Realty Group Trust (REIT)	119,317	3,306,274
Ladder Capital Corp. (REIT)	60,943	758,740
LaSalle Hotel Properties (REIT)	159,586	4,039,122
Lexington Realty Trust (REIT)	295,047	2,537,404
LTC Properties, Inc. (REIT)	50,470	2,283,263
Mack-Cali Realty Corp. (REIT)	126,193	2,965,536
Medical Properties Trust, Inc. (REIT)	329,405	4,275,677
Monmouth Real Estate Investment Corp. (REIT)	99,076	1,178,014
Monogram Residential Trust, Inc. (REIT)	243,798	2,403,848
National Health Investors, Inc. (REIT)	52,698	3,505,471
National Storage Affiliates Trust (REIT)	34,112	723,174
New Residential Investment Corp. (REIT)	325,982	3,791,171
New Senior Investment Group, Inc. (REIT)	120,238	1,238,451
New York Mortgage Trust, Inc. (REIT)	160,505	760,794
New York REIT, Inc. (REIT)	233,954	2,362,935
NexPoint Residential Trust, Inc. (REIT)	28,488	372,908

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
One Liberty Properties, Inc. (REIT)	18,402	$412,389
Orchid Island Capital, Inc. (REIT)	31,245	324,011
Parkway Properties, Inc. (REIT)	126,341	1,978,500
Pebblebrook Hotel Trust (REIT)	102,704	2,985,605
Pennsylvania Real Estate Investment Trust (REIT)	100,613	2,198,394
PennyMac Mortgage Investment Trust (REIT)‡	65,650	895,466
Physicians Realty Trust (REIT)	152,928	2,841,402
Potlatch Corp. (REIT)	59,631	1,878,377
Preferred Apartment Communities, Inc. (REIT), Class A	32,161	407,801
PS Business Parks, Inc. (REIT)	27,550	2,769,051
QTS Realty Trust, Inc. (REIT), Class A	38,930	1,844,503
RAIT Financial Trust (REIT)	119,671	375,767
Ramco-Gershenson Properties Trust (REIT)	110,434	1,991,125
Redwood Trust, Inc. (REIT)	117,113	1,531,838
Resource Capital Corp. (REIT)	46,740	525,825
Retail Opportunity Investments Corp. (REIT)	139,748	2,811,730
Rexford Industrial Realty, Inc. (REIT)	78,191	1,419,949
RLJ Lodging Trust (REIT)	177,863	4,069,505
Rouse Properties, Inc. (REIT)	51,177	940,633
Ryman Hospitality Properties, Inc. (REIT)	61,170	3,149,032
Sabra Health Care REIT, Inc. (REIT)	95,732	1,923,256
Saul Centers, Inc. (REIT)	14,358	761,261
Select Income REIT (REIT)	90,213	2,079,410
Silver Bay Realty Trust Corp. (REIT)	50,735	753,415
Sovran Self Storage, Inc. (REIT)	55,403	6,534,784
STAG Industrial, Inc. (REIT)	90,208	1,836,635
STORE Capital Corp. (REIT)	57,204	1,480,440
Summit Hotel Properties, Inc. (REIT)	124,892	1,494,957
Sun Communities, Inc. (REIT)	70,077	5,018,214
Sunstone Hotel Investors, Inc. (REIT)	293,871	4,114,194
Terreno Realty Corp. (REIT)	59,991	1,406,789
UMH Properties, Inc. (REIT)	31,410	311,587
United Development Funding IV (REIT)†	42,886	116,650
Universal Health Realty Income Trust (REIT)	10,709	602,381
Urban Edge Properties (REIT)	126,163	3,260,052
Urstadt Biddle Properties, Inc. (REIT), Class A	25,031	524,399
Washington Real Estate Investment Trust (REIT)	98,579	2,879,493
Western Asset Mortgage Capital Corp. (REIT)	62,294	626,055
Whitestone REIT (REIT)	38,511	484,083
Xenia Hotels & Resorts, Inc. (REIT)	160,889	2,513,086

		228,911,321

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	70,925	2,601,529
Altisource Asset Management Corp.*	1,239	14,620
Altisource Portfolio Solutions S.A.*	17,843	430,908
AV Homes, Inc.*	17,732	201,436
Consolidated-Tomoka Land Co.	6,137	283,161
Forestar Group, Inc.*	46,444	605,630
FRP Holdings, Inc.*	8,731	310,824
Kennedy-Wilson Holdings, Inc.	134,015	2,934,928
Marcus & Millichap, Inc.*	18,371	466,440
RE/MAX Holdings, Inc., Class A	16,640	570,752
RMR Group, Inc., Class A*	11,942	298,669
St. Joe Co.*	31,010	531,822
Tejon Ranch Co.*	18,332	377,089

		9,627,808

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin, Inc.*	10,847	488,766
Astoria Financial Corp.	127,455	2,018,887
Bank Mutual Corp.	61,659	466,759
BankFinancial Corp.	24,763	292,699
Bear State Financial, Inc.*	16,489	152,853
Beneficial Bancorp, Inc.*	118,606	1,623,716
BofI Holding, Inc.*	87,799	1,873,631
Capitol Federal Financial, Inc.	198,479	2,631,832
Charter Financial Corp./Maryland	23,369	315,481
Clifton Bancorp, Inc.	35,344	534,401
Dime Community Bancshares, Inc.	42,742	753,114
Essent Group Ltd.*	80,446	1,673,277
EverBank Financial Corp.	138,976	2,097,148
Federal Agricultural Mortgage Corp., Class C	14,486	546,557
First Defiance Financial Corp.	12,311	472,865
Flagstar Bancorp, Inc.*	27,875	598,197
Fox Chase Bancorp, Inc.	15,678	302,899
Hingham Institution for Savings	1,932	230,120
HomeStreet, Inc.*	36,169	752,677
Impac Mortgage Holdings, Inc.*	11,358	157,535
Kearny Financial Corp.	134,344	1,659,148
LendingTree, Inc.*	8,964	876,500
Meridian Bancorp, Inc.	80,080	1,114,714
Meta Financial Group, Inc.	11,721	534,478
MGIC Investment Corp.*	480,743	3,687,299
Nationstar Mortgage Holdings, Inc.*	53,562	530,264
NMI Holdings, Inc., Class A*	69,146	349,187
Northfield Bancorp, Inc.	64,053	1,053,031
Northwest Bancshares, Inc.	143,199	1,934,618
OceanFirst Financial Corp.	17,244	304,874
Ocwen Financial Corp.*	148,432	366,627
Oritani Financial Corp.	63,582	1,078,987
PennyMac Financial Services, Inc., Class A*‡	12,395	145,765
PHH Corp.*	65,322	819,138
Provident Financial Services, Inc.	92,854	1,874,722
Radian Group, Inc.	258,272	3,202,573
Stonegate Mortgage Corp.*	19,355	111,098
Territorial Bancorp, Inc.	11,741	305,970
TrustCo Bank Corp.	144,500	875,670
United Community Financial Corp./Ohio	64,847	380,652
United Financial Bancorp, Inc.	67,379	848,302
Walker & Dunlop, Inc.*	36,025	874,327
Washington Federal, Inc.	132,647	3,004,455
Waterstone Financial, Inc.	38,854	531,523
WSFS Financial Corp.	44,014	1,431,335

		45,878,671

Total Financials		599,796,689

Health Care (12.2%)
Biotechnology (4.0%)
Abeona Therapeutics, Inc.*	19,723	50,491
ACADIA Pharmaceuticals, Inc.*	119,959	3,354,054
Acceleron Pharma, Inc.*	35,492	936,634
Achillion Pharmaceuticals, Inc.*	160,846	1,241,731
Acorda Therapeutics, Inc.*	61,180	1,618,211
Adamas Pharmaceuticals, Inc.*	19,494	281,883
Aduro Biotech, Inc.*	11,033	141,333
Advaxis, Inc.*	41,975	379,034
Aegerion Pharmaceuticals, Inc.*	35,088	129,826
Affimed N.V.*	19,977	74,714

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Agenus, Inc.*	103,542	$430,735
Aimmune Therapeutics, Inc.*	15,044	203,997
Akebia Therapeutics, Inc.*	50,653	456,384
Alder Biopharmaceuticals, Inc.*	31,923	781,794
AMAG Pharmaceuticals, Inc.*	50,252	1,175,897
Amicus Therapeutics, Inc.*	158,943	1,343,068
Anacor Pharmaceuticals, Inc.*	57,845	3,091,815
Anthera Pharmaceuticals, Inc.*	54,602	197,659
Applied Genetic Technologies Corp.*	11,129	155,583
Ardelyx, Inc.*	35,033	272,206
Arena Pharmaceuticals, Inc.*	336,484	662,873
ARIAD Pharmaceuticals, Inc.*	242,992	1,552,719
Array BioPharma, Inc.*	191,274	564,258
Arrowhead Research Corp.*	81,453	392,603
Asterias Biotherapeutics, Inc.*	13,471	63,314
Atara Biotherapeutics, Inc.*	22,605	430,173
aTyr Pharma, Inc.*	8,061	31,760
Avalanche Biotechnologies, Inc.*	25,747	133,112
Avexis, Inc.*	8,385	228,407
Axovant Sciences Ltd.*	19,299	221,553
Bellicum Pharmaceuticals, Inc.*	11,318	105,823
BioCryst Pharmaceuticals, Inc.*	97,439	275,752
BioSpecifics Technologies Corp.*	6,549	228,036
BioTime, Inc.*	70,525	202,407
Blueprint Medicines Corp.*	12,350	222,917
Calithera Biosciences, Inc.*	14,571	82,763
Cara Therapeutics, Inc.*	27,591	171,616
Catabasis Pharmaceuticals, Inc.*	3,100	15,624
Catalyst Pharmaceuticals, Inc.*	106,125	124,166
Celldex Therapeutics, Inc.*	142,710	539,444
Cellular Biomedicine Group, Inc.*	12,825	239,186
Cepheid, Inc.*	102,685	3,425,572
ChemoCentryx, Inc.*	37,404	93,136
Chiasma, Inc.*	10,181	93,258
Chimerix, Inc.*	62,245	318,072
Cidara Therapeutics, Inc.*	6,411	81,420
Clovis Oncology, Inc.*	37,898	727,642
Coherus Biosciences, Inc.*	31,679	672,545
Concert Pharmaceuticals, Inc.*	21,447	292,966
CorMedix, Inc.*	48,639	128,893
CTI BioPharma Corp.*	376,053	199,835
Curis, Inc.*	144,957	233,381
Cytokinetics, Inc.*	46,935	330,892
CytomX Therapeutics, Inc.*	10,372	133,799
CytRx Corp.*	90,404	242,283
Dicerna Pharmaceuticals, Inc.*	19,765	105,940
Dimension Therapeutics, Inc.*	5,865	45,923
Dynavax Technologies Corp.*	50,120	964,309
Eagle Pharmaceuticals, Inc.*	11,699	473,810
Edge Therapeutics, Inc.*	11,381	104,136
Editas Medicine, Inc.*	11,047	381,563
Emergent BioSolutions, Inc.*	43,377	1,576,754
Enanta Pharmaceuticals, Inc.*	22,265	653,923
Epizyme, Inc.*	60,691	735,575
Esperion Therapeutics, Inc.*	17,755	300,237
Exact Sciences Corp.*	130,690	880,851
Exelixis, Inc.*	325,039	1,300,156
Fibrocell Science, Inc.*	36,088	90,220
FibroGen, Inc.*	69,296	1,475,312
Five Prime Therapeutics, Inc.*	32,545	1,322,303
Flexion Therapeutics, Inc.*	19,400	178,480
Foundation Medicine, Inc.*	15,917	289,371
Galena Biopharma, Inc.*	268,055	364,555
Genocea Biosciences, Inc.*	28,008	216,782
Genomic Health, Inc.*	24,745	612,934
Geron Corp.*	216,738	632,875
Global Blood Therapeutics, Inc.*	9,362	148,481
Halozyme Therapeutics, Inc.*	154,212	1,460,388
Heron Therapeutics, Inc.*	39,892	757,549
Idera Pharmaceuticals, Inc.*	118,815	235,254
Ignyta, Inc.*	29,322	198,510
Immune Design Corp.*	14,714	191,282
ImmunoGen, Inc.*	125,918	1,072,821
Immunomedics, Inc.*	126,596	316,490
Infinity Pharmaceuticals, Inc.*	67,503	355,741
Inovio Pharmaceuticals, Inc.*	98,763	860,226
Insmed, Inc.*	89,444	1,133,255
Insys Therapeutics, Inc.*	31,777	508,114
Invitae Corp.*	10,546	107,886
Ironwood Pharmaceuticals, Inc.*	184,334	2,016,614
Karyopharm Therapeutics, Inc.*	30,159	269,018
Keryx Biopharmaceuticals, Inc.*	139,411	651,049
Kite Pharma, Inc.*	46,052	2,114,247
La Jolla Pharmaceutical Co.*	18,855	394,258
Lexicon Pharmaceuticals, Inc.*	55,375	661,731
Ligand Pharmaceuticals, Inc.*	24,952	2,672,110
Lion Biotechnologies, Inc.*	58,869	299,055
Loxo Oncology, Inc.*	14,474	395,719
MacroGenics, Inc.*	43,351	812,831
MannKind Corp.*	332,343	535,072
Medgenics, Inc.*	23,537	103,563
Merrimack Pharmaceuticals, Inc.*	166,062	1,389,939
MiMedx Group, Inc.*	157,368	1,375,396
Mirati Therapeutics, Inc.*	15,689	335,745
Momenta Pharmaceuticals, Inc.*	83,543	771,937
Myriad Genetics, Inc.*	97,810	3,661,028
NantKwest, Inc.*	9,462	77,778
Natera, Inc.*	13,891	132,242
Navidea Biopharmaceuticals, Inc.*	206,432	194,975
Neurocrine Biosciences, Inc.*	120,687	4,773,171
NewLink Genetics Corp.*	28,431	517,444
Nivalis Therapeutics, Inc.*	7,095	29,586
Northwest Biotherapeutics, Inc.*	63,578	92,824
Novavax, Inc.*	384,274	1,982,854
Oncocyte Corp.*	3,526	16,255
OncoMed Pharmaceuticals, Inc.*	22,324	225,696
Oncothyreon, Inc.*	126,441	160,580
Ophthotech Corp.*	33,901	1,432,995
Organovo Holdings, Inc.*	123,521	268,041
Osiris Therapeutics, Inc.*	25,920	148,003
Otonomy, Inc.*	28,627	427,115
OvaScience, Inc.*	31,891	302,646
PDL BioPharma, Inc.	226,164	753,126
Peregrine Pharmaceuticals, Inc.*	377,602	158,782
Pfenex, Inc.*	22,456	220,742
Portola Pharmaceuticals, Inc.*	71,303	1,454,581
Progenics Pharmaceuticals, Inc.*	94,213	410,769
Proteon Therapeutics, Inc.*	9,460	73,220
Prothena Corp. plc*	48,233	1,985,270
PTC Therapeutics, Inc.*	48,958	315,290
Radius Health, Inc.*	47,416	1,490,759
Raptor Pharmaceutical Corp.*	112,044	515,402
REGENXBIO, Inc.*	9,802	105,862
Regulus Therapeutics, Inc.*	37,220	257,935
Repligen Corp.*	47,589	1,276,337
Retrophin, Inc.*	48,095	656,978
Rigel Pharmaceuticals, Inc.*	118,803	247,110
Sage Therapeutics, Inc.*	22,794	730,776
Sangamo BioSciences, Inc.*	93,844	567,756
Sarepta Therapeutics, Inc.*	64,780	1,264,506
Seres Therapeutics, Inc.*	11,748	312,027
Sorrento Therapeutics, Inc.*	38,590	207,614
Spark Therapeutics, Inc.*	13,791	406,972

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Spectrum Pharmaceuticals, Inc.*	93,274	$593,223
Stemline Therapeutics, Inc.*	20,095	93,643
Synergy Pharmaceuticals, Inc.*	135,501	373,983
Synta Pharmaceuticals Corp.*	122,349	29,364
T2 Biosystems, Inc.*	11,707	115,431
TESARO, Inc.*	34,074	1,500,278
TG Therapeutics, Inc.*	57,935	493,606
Threshold Pharmaceuticals, Inc.*	87,982	40,472
Tobira Therapeutics, Inc.*	2,991	24,466
Tokai Pharmaceuticals, Inc.*	12,354	69,306
Trevena, Inc.*	43,906	363,103
Trovagene, Inc.*	40,269	187,251
Ultragenyx Pharmaceutical, Inc.*	54,520	3,451,661
Vanda Pharmaceuticals, Inc.*	57,555	481,160
Verastem, Inc.*	42,396	66,986
Versartis, Inc.*	29,329	235,219
Vitae Pharmaceuticals, Inc.*	17,264	114,460
Vital Therapies, Inc.*	33,995	308,335
Voyager Therapeutics, Inc.*	7,780	67,919
vTv Therapeutics, Inc., Class A*	9,459	48,808
XBiotech, Inc.*	5,278	49,877
Xencor, Inc.*	38,444	515,918
XOMA Corp.*	123,257	95,278
Zafgen, Inc.*	22,283	148,850
ZIOPHARM Oncology, Inc.*	167,040	1,239,437

		103,192,620

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	30,982	1,406,273
ABIOMED, Inc.*	58,705	5,565,821
Accuray, Inc.*	108,297	625,957
Analogic Corp.	17,023	1,344,987
AngioDynamics, Inc.*	35,494	436,221
Anika Therapeutics, Inc.*	20,219	904,194
Antares Pharma, Inc.*	205,215	178,558
AtriCure, Inc.*	38,415	646,524
Atrion Corp.	1,992	787,557
Cantel Medical Corp.	48,308	3,447,259
Cardiovascular Systems, Inc.*	42,656	442,343
Cerus Corp.*	131,365	778,994
ConforMIS, Inc.*	14,577	156,703
CONMED Corp.	39,880	1,672,567
Corindus Vascular Robotics, Inc.*	28,571	28,300
CryoLife, Inc.	35,276	379,217
Cutera, Inc.*	20,775	233,719
Cynosure, Inc., Class A*	30,556	1,348,131
EndoChoice Holdings, Inc.*	9,785	50,980
Endologix, Inc.*	110,653	925,059
Entellus Medical, Inc.*	7,355	133,787
Exactech, Inc.*	14,336	290,447
GenMark Diagnostics, Inc.*	56,256	296,469
Glaukos Corp.*	10,085	170,033
Globus Medical, Inc., Class A*	97,621	2,318,499
Greatbatch, Inc.*	36,732	1,309,129
Haemonetics Corp.*	73,927	2,585,966
Halyard Health, Inc.*	67,349	1,934,937
HeartWare International, Inc.*	23,972	753,200
ICU Medical, Inc.*	20,139	2,096,470
Inogen, Inc.*	21,365	960,998
Insulet Corp.*	81,526	2,703,402
Integra LifeSciences Holdings Corp.*	40,153	2,704,706
Invacare Corp.	44,663	588,212
InVivo Therapeutics Holdings Corp.*	51,302	358,088
Invuity, Inc.*	2,000	14,440
iRadimed Corp.*	3,581	68,612
K2M Group Holdings, Inc.*	24,053	356,706
Lantheus Holdings, Inc.*	11,110	20,998
LDR Holding Corp.*	34,860	888,581
LeMaitre Vascular, Inc.	17,033	264,352
LivaNova plc*	62,929	3,396,907
Masimo Corp.*	62,092	2,597,929
Meridian Bioscience, Inc.	57,589	1,186,909
Merit Medical Systems, Inc.*	64,099	1,185,191
Natus Medical, Inc.*	47,251	1,815,856
Neogen Corp.*	52,545	2,645,641
Nevro Corp.*	23,054	1,297,018
Novocure Ltd.*	11,421	165,376
NuVasive, Inc.*	69,082	3,360,839
Nuvectra Corp.*	12,244	66,240
NxStage Medical, Inc.*	86,923	1,302,976
OraSure Technologies, Inc.*	74,889	541,447
Orthofix International N.V.*	25,784	1,070,552
Oxford Immunotec Global plc*	27,844	275,934
Penumbra, Inc.*	6,224	286,304
Quidel Corp.*	40,009	690,555
Rockwell Medical, Inc.*	70,502	529,470
RTI Surgical, Inc.*	77,148	308,592
SeaSpine Holdings Corp.*	11,774	172,371
Second Sight Medical Products, Inc.*	15,635	75,517
Sientra, Inc.*	12,006	82,121
Spectranetics Corp.*	57,857	840,084
STAAR Surgical Co.*	52,600	388,714
STERIS plc	119,400	8,483,370
SurModics, Inc.*	18,312	337,124
Tandem Diabetes Care, Inc.*	23,107	201,262
TransEnterix, Inc.*	60,355	256,509
Unilife Corp.*	156,303	106,286
Utah Medical Products, Inc.	5,462	341,594
Vascular Solutions, Inc.*	23,640	769,009
Veracyte, Inc.*	17,065	92,151
West Pharmaceutical Services, Inc.	100,686	6,979,554
Wright Medical Group N.V.*	127,874	2,122,708
Zeltiq Aesthetics, Inc.*	44,341	1,204,302

		87,353,808

Health Care Providers & Services (2.4%)
AAC Holdings, Inc.*	11,371	225,032
Aceto Corp.	39,559	932,010
Addus HomeCare Corp.*	8,869	152,458
Adeptus Health, Inc., Class A*	8,429	468,147
Air Methods Corp.*	55,595	2,013,651
Alliance HealthCare Services, Inc.*	6,894	49,568
Almost Family, Inc.*	9,685	360,669
Amedisys, Inc.*	40,545	1,959,945
AMN Healthcare Services, Inc.*	67,310	2,262,289
Amsurg Corp.*	75,600	5,639,760
BioScrip, Inc.*	93,004	199,029
BioTelemetry, Inc.*	36,411	425,280
Capital Senior Living Corp.*	40,461	749,338
Chemed Corp.	23,805	3,224,387
Civitas Solutions, Inc.*	16,030	279,403
CorVel Corp.*	12,720	501,422
Cross Country Healthcare, Inc.*	43,838	509,836
Diplomat Pharmacy, Inc.*	51,277	1,404,990
Ensign Group, Inc.	72,435	1,639,928
ExamWorks Group, Inc.*	59,531	1,759,736
Five Star Quality Care, Inc.*	59,077	135,286
Genesis Healthcare, Inc.*	51,409	119,269
HealthEquity, Inc.*	52,821	1,303,094
HealthSouth Corp.	132,006	4,967,386
Healthways, Inc.*	41,362	417,343
Kindred Healthcare, Inc.	119,736	1,478,740
Landauer, Inc.	13,190	436,193
LHC Group, Inc.*	19,335	687,553

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Magellan Health, Inc.*	33,793	$2,295,558
Molina Healthcare, Inc.*	55,175	3,558,236
National HealthCare Corp.	14,659	913,256
National Research Corp., Class A	12,716	197,734
National Research Corp., Class B	546	19,203
Nobilis Health Corp.*	44,667	139,361
Owens & Minor, Inc.	89,348	3,611,446
PharMerica Corp.*	43,984	972,486
Providence Service Corp.*	18,850	962,669
RadNet, Inc.*	46,938	226,711
Select Medical Holdings Corp.*	151,157	1,785,164
Surgery Partners, Inc.*	21,416	283,976
Surgical Care Affiliates, Inc.*	31,134	1,440,882
Team Health Holdings, Inc.*	101,455	4,241,834
Teladoc, Inc.*	13,077	125,539
Triple-S Management Corp., Class B*	35,789	889,715
Trupanion, Inc.*	22,501	221,635
U.S. Physical Therapy, Inc.	18,155	902,848
Universal American Corp.	67,553	482,328
WellCare Health Plans, Inc.*	61,879	5,739,277

		63,311,600

Health Care Technology (0.4%)
Castlight Health, Inc., Class B*	48,884	162,784
Computer Programs & Systems, Inc.	16,440	856,853
Connecture, Inc.*	9,442	24,172
Evolent Health, Inc., Class A*	18,460	194,938
HealthStream, Inc.*	37,748	833,853
HMS Holdings Corp.*	122,369	1,755,995
Imprivata, Inc.*	13,044	164,746
Medidata Solutions, Inc.*	78,288	3,030,528
Omnicell, Inc.*	52,059	1,450,884
Press Ganey Holdings, Inc.*	14,717	442,687
Quality Systems, Inc.	72,570	1,105,967
Vocera Communications, Inc.*	36,264	462,366

		10,485,773

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	37,245	535,211
Affymetrix, Inc.*	110,865	1,553,219
Albany Molecular Research, Inc.*	34,354	525,273
Cambrex Corp.*	43,357	1,907,708
Fluidigm Corp.*	38,613	311,607
Harvard Bioscience, Inc.*	46,160	139,403
INC Research Holdings, Inc., Class A*	17,639	726,903
Luminex Corp.*	63,081	1,223,771
NanoString Technologies, Inc.*	18,056	274,812
NeoGenomics, Inc.*	73,107	492,741
Pacific Biosciences of California, Inc.*	100,263	852,235
PAREXEL International Corp.*	77,664	4,871,863
PRA Health Sciences, Inc.*	28,564	1,221,397
Sequenom, Inc.*	167,037	235,522

		14,871,665

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	7,779	147,412
Aerie Pharmaceuticals, Inc.*	28,781	349,977
Agile Therapeutics, Inc.*	14,002	86,952
Alimera Sciences, Inc.*	42,403	74,205
Amphastar Pharmaceuticals, Inc.*	45,184	542,208
ANI Pharmaceuticals, Inc.*	10,976	369,452
Aralez Pharmaceuticals, Inc.*	74,862	265,760
Aratana Therapeutics, Inc.*	40,700	224,664
Assembly Biosciences, Inc.*	20,699	103,909
BioDelivery Sciences International, Inc.*	66,036	213,296
Carbylan Therapeutics, Inc.*	16,035	10,315
Catalent, Inc.*	118,701	3,165,756
Cempra, Inc.*	51,572	903,541
Collegium Pharmaceutical, Inc.*	10,008	181,645
Corcept Therapeutics, Inc.*	81,949	383,521
Corium International, Inc.*	15,782	60,919
Depomed, Inc.*	80,705	1,124,221
Dermira, Inc.*	21,204	438,499
Durect Corp.*	150,486	203,156
Endocyte, Inc.*	51,918	160,946
Flex Pharma, Inc.*	8,253	90,535
Foamix Pharmaceuticals Ltd.*	33,566	218,850
Heska Corp.*	8,871	252,824
Impax Laboratories, Inc.*	101,224	3,241,192
Innoviva, Inc.	123,668	1,556,980
Intersect ENT, Inc.*	22,996	436,924
Intra-Cellular Therapies, Inc.*	38,420	1,068,076
Lannett Co., Inc.*	36,784	659,537
Medicines Co.*	93,665	2,975,737
MyoKardia, Inc.*	7,589	81,278
Nektar Therapeutics*	188,494	2,591,793
Neos Therapeutics, Inc.*	8,570	92,470
Ocular Therapeutix, Inc.*	20,439	197,441
Omeros Corp.*	51,529	790,455
Orexigen Therapeutics, Inc.*	148,858	83,762
Pacira Pharmaceuticals, Inc.*	51,763	2,742,404
Paratek Pharmaceuticals, Inc.*	15,758	239,049
Pernix Therapeutics Holdings, Inc.*	60,696	63,731
Phibro Animal Health Corp., Class A	23,974	648,257
Prestige Brands Holdings, Inc.*	73,723	3,936,071
Relypsa, Inc.*	45,321	614,100
Revance Therapeutics, Inc.*	24,807	433,130
Sagent Pharmaceuticals, Inc.*	30,676	373,327
SciClone Pharmaceuticals, Inc.*	66,570	732,270
Sucampo Pharmaceuticals, Inc., Class A*	34,911	381,577
Supernus Pharmaceuticals, Inc.*	47,601	725,915
Teligent, Inc.*	59,824	293,138
Tetraphase Pharmaceuticals, Inc.*	48,474	224,435
TherapeuticsMD, Inc.*	205,087	1,312,557
Theravance Biopharma, Inc.*	42,817	804,960
VIVUS, Inc.*	141,976	198,766
XenoPort, Inc.*	82,657	372,783
Zogenix, Inc.*	33,507	309,605
Zynerba Pharmaceuticals, Inc.*	4,658	44,018

		37,798,301

Total Health Care		317,013,767

Industrials (11.5%)
Aerospace & Defense (1.3%)
AAR Corp.	51,689	1,202,803
Aerojet Rocketdyne Holdings, Inc.*	89,917	1,472,841
Aerovironment, Inc.*	26,967	763,705
American Science & Engineering, Inc.	10,173	281,690
Astronics Corp.*	30,205	1,152,321
Cubic Corp.	31,621	1,263,575
Curtiss-Wright Corp.	62,959	4,764,108
DigitalGlobe, Inc.*	93,448	1,616,650
Ducommun, Inc.*	15,060	229,665
Engility Holdings, Inc.*	24,588	461,271
Esterline Technologies Corp.*	41,678	2,670,310
HEICO Corp.	27,667	1,663,617
HEICO Corp., Class A	56,073	2,669,075
KEYW Holding Corp.*	44,472	295,294
KLX, Inc.*	76,431	2,456,492
Kratos Defense & Security Solutions, Inc.*	61,421	304,034

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Moog, Inc., Class A*	52,303	$2,389,201
National Presto Industries, Inc.	6,557	549,083
Sparton Corp.*	13,063	235,003
TASER International, Inc.*	76,938	1,510,293
Teledyne Technologies, Inc.*	49,629	4,374,300
Vectrus, Inc.*	14,659	333,492

		32,658,823

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	76,289	1,173,325
Atlas Air Worldwide Holdings, Inc.*	36,104	1,526,116
Echo Global Logistics, Inc.*	41,344	1,122,903
Forward Air Corp.	43,524	1,972,508
Hub Group, Inc., Class A*	51,452	2,098,727
Park-Ohio Holdings Corp.	11,709	501,379
Radiant Logistics, Inc.*	40,007	142,825
XPO Logistics, Inc.*	101,447	3,114,423

		11,652,206

Airlines (0.4%)
Allegiant Travel Co.	18,579	3,308,177
Hawaiian Holdings, Inc.*	66,982	3,160,881
SkyWest, Inc.	73,989	1,479,040
Virgin America, Inc.*	36,081	1,391,283

		9,339,381

Building Products (0.9%)
AAON, Inc.	58,348	1,633,744
Advanced Drainage Systems, Inc.	46,514	990,748
American Woodmark Corp.*	18,708	1,395,430
Apogee Enterprises, Inc.	41,849	1,836,753
Builders FirstSource, Inc.*	69,292	780,921
Continental Building Products, Inc.*	43,176	801,347
Gibraltar Industries, Inc.*	44,407	1,270,040
Griffon Corp.	45,866	708,630
Insteel Industries, Inc.	26,984	824,901
Masonite International Corp.*	43,557	2,852,983
NCI Building Systems, Inc.*	36,030	511,626
Nortek, Inc.*	13,434	648,728
Patrick Industries, Inc.*	17,237	782,387
PGT, Inc.*	65,645	645,947
Ply Gem Holdings, Inc.*	29,566	415,402
Quanex Building Products Corp.	46,720	811,059
Simpson Manufacturing Co., Inc.	59,246	2,261,420
Trex Co., Inc.*	42,740	2,048,528
Universal Forest Products, Inc.	28,503	2,446,127

		23,666,721

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	79,094	2,555,527
ACCO Brands Corp.*	161,225	1,447,801
ARC Document Solutions, Inc.*	56,546	254,457
Brady Corp., Class A	69,028	1,852,712
Brink’s Co.	68,929	2,315,325
Casella Waste Systems, Inc., Class A*	54,268	363,596
CECO Environmental Corp.	39,386	244,587
Civeo Corp.*	139,593	171,699
Deluxe Corp.	70,103	4,380,736
Ennis, Inc.	35,197	688,101
Essendant, Inc.	55,503	1,772,211
G&K Services, Inc., Class A	28,371	2,078,176
Healthcare Services Group, Inc.	100,019	3,681,699
Heritage-Crystal Clean, Inc.*	16,387	162,887
Herman Miller, Inc.	84,992	2,625,403
HNI Corp.	63,489	2,486,864
InnerWorkings, Inc.*	48,960	389,232
Interface, Inc.	94,395	1,750,083
Kimball International, Inc., Class B	51,831	588,282
Knoll, Inc.	70,548	1,527,364
Matthews International Corp., Class A	46,863	2,412,039
McGrath RentCorp	35,093	880,132
Mobile Mini, Inc.	65,653	2,167,862
MSA Safety, Inc.	41,761	2,019,144
Multi-Color Corp.	17,461	931,544
NL Industries, Inc.*	10,418	23,545
Quad/Graphics, Inc.	40,053	518,286
SP Plus Corp.*	22,949	552,153
Steelcase, Inc., Class A	119,044	1,776,137
Team, Inc.*	41,795	1,269,742
Tetra Tech, Inc.	84,811	2,529,064
TRC Cos., Inc.*	23,943	173,587
U.S. Ecology, Inc.	29,766	1,314,467
UniFirst Corp.	20,991	2,290,538
Viad Corp.	27,983	815,984
VSE Corp.	5,907	401,026
West Corp.	75,671	1,726,812

		53,138,804

Construction & Engineering (0.7%)
Aegion Corp.*	54,928	1,158,432
Ameresco, Inc., Class A*	27,670	131,986
Argan, Inc.	17,770	624,793
Comfort Systems USA, Inc.	53,299	1,693,309
Dycom Industries, Inc.*	47,881	3,096,464
EMCOR Group, Inc.	88,206	4,286,812
Granite Construction, Inc.	56,172	2,685,022
Great Lakes Dredge & Dock Corp.*	80,939	360,988
HC2 Holdings, Inc.*	47,898	182,970
MasTec, Inc.*	96,394	1,951,015
MYR Group, Inc.*	28,783	722,741
Northwest Pipe Co.*	12,175	112,254
NV5 Global, Inc.*	7,686	206,215
Orion Marine Group, Inc.*	38,279	198,285
Primoris Services Corp.	56,257	1,367,045
Tutor Perini Corp.*	51,876	806,153

		19,584,484

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	8,156	146,808
AZZ, Inc.	36,478	2,064,655
Encore Wire Corp.	29,976	1,166,966
EnerSys, Inc.	62,491	3,481,999
Enphase Energy, Inc.*	36,147	84,222
Franklin Electric Co., Inc.	67,906	2,184,536
FuelCell Energy, Inc.*	39,833	269,669
Generac Holdings, Inc.*	97,815	3,642,631
General Cable Corp.	66,061	806,605
LSI Industries, Inc.	29,011	340,879
Plug Power, Inc.*	233,071	477,796
Powell Industries, Inc.	11,829	352,622
Power Solutions International, Inc.*	6,162	85,036
PowerSecure International, Inc.*	29,588	553,000
Preformed Line Products Co.	3,574	130,522
Sunrun, Inc.*	23,790	154,159
Thermon Group Holdings, Inc.*	47,495	834,012
Vicor Corp.*	20,963	219,692

		16,995,809

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	51,065	818,061

Machinery (2.6%)
Accuride Corp.*	53,524	82,962
Actuant Corp., Class A	84,462	2,087,056
Alamo Group, Inc.	13,605	757,934
Albany International Corp., Class A	40,616	1,526,755
Altra Industrial Motion Corp.	36,084	1,002,413
American Railcar Industries, Inc.	13,044	531,282

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Astec Industries, Inc.	27,474	$1,282,212
Barnes Group, Inc.	77,052	2,699,132
Blount International, Inc.*	72,285	721,404
Blue Bird Corp.*	5,831	63,266
Briggs & Stratton Corp.	63,575	1,520,714
Chart Industries, Inc.*	45,317	984,285
CIRCOR International, Inc.	25,359	1,176,404
CLARCOR, Inc.	70,478	4,072,924
Columbus McKinnon Corp.	27,072	426,655
Commercial Vehicle Group, Inc.*	40,539	107,428
Douglas Dynamics, Inc.	31,723	726,774
EnPro Industries, Inc.	31,516	1,817,843
ESCO Technologies, Inc.	37,705	1,469,741
ExOne Co.*	13,881	182,396
Federal Signal Corp.	90,088	1,194,567
FreightCar America, Inc.	16,622	258,971
Global Brass & Copper Holdings, Inc.	29,438	734,478
Gorman-Rupp Co.	28,125	729,281
Graham Corp.	12,923	257,297
Greenbrier Cos., Inc.	36,847	1,018,451
Harsco Corp.	107,886	587,979
Hillenbrand, Inc.	88,867	2,661,567
Hurco Cos., Inc.	8,308	274,081
Hyster-Yale Materials Handling, Inc.	13,045	868,797
John Bean Technologies Corp.	41,246	2,326,687
Kadant, Inc.	15,079	680,968
L.B. Foster Co., Class A	13,566	246,359
Lindsay Corp.	16,208	1,160,655
Lydall, Inc.*	23,376	760,187
Meritor, Inc.*	134,166	1,081,378
Milacron Holdings Corp.*	20,227	333,543
Miller Industries, Inc.	15,282	309,919
Mueller Industries, Inc.	81,549	2,399,172
Mueller Water Products, Inc., Class A	228,684	2,259,398
Navistar International Corp.*	70,081	877,414
NN, Inc.	36,100	493,848
Omega Flex, Inc.	3,624	126,043
Proto Labs, Inc.*	33,199	2,559,311
RBC Bearings, Inc.*	32,970	2,415,382
Rexnord Corp.*	145,704	2,946,135
Standex International Corp.	18,377	1,429,914
Sun Hydraulics Corp.	33,173	1,101,012
Tennant Co.	26,463	1,362,315
Titan International, Inc.	60,419	325,054
TriMas Corp.*	66,039	1,157,003
Twin Disc, Inc.	11,182	113,274
Wabash National Corp.*	98,840	1,304,688
Watts Water Technologies, Inc., Class A	39,948	2,202,333
Woodward, Inc.	87,798	4,567,252
Xerium Technologies, Inc.*	14,812	77,319

		66,441,612

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	30,410	10,948
Golden Ocean Group Ltd.*	87,012	60,473
Matson, Inc.	60,621	2,435,145
Navios Maritime Holdings, Inc.	106,875	120,769
Safe Bulkers, Inc.	45,335	36,427
Scorpio Bulkers, Inc.*	72,506	237,820
Ultrapetrol Bahamas Ltd.*	21,191	5,721

		2,907,303

Professional Services (1.2%)
Acacia Research Corp.	70,128	265,785
Advisory Board Co.*	60,289	1,944,320
Barrett Business Services, Inc.	9,877	283,964
CBIZ, Inc.*	68,275	688,895
CDI Corp.	19,282	121,091
CEB, Inc.	48,035	3,109,305
CRA International, Inc.*	12,933	254,004
Exponent, Inc.	37,327	1,904,050
Franklin Covey Co.*	17,130	301,317
FTI Consulting, Inc.*	59,772	2,122,504
GP Strategies Corp.*	17,439	477,829
Heidrick & Struggles International, Inc.	25,027	593,140
Hill International, Inc.*	48,692	164,092
Huron Consulting Group, Inc.*	31,389	1,826,526
ICF International, Inc.*	27,235	936,067
Insperity, Inc.	22,746	1,176,651
Kelly Services, Inc., Class A	46,111	881,642
Kforce, Inc.	33,642	658,710
Korn/Ferry International	71,392	2,019,680
Mistras Group, Inc.*	22,511	557,597
Navigant Consulting, Inc.*	71,652	1,132,818
On Assignment, Inc.*	73,100	2,698,852
Pendrell Corp.*	209,737	111,161
Resources Connection, Inc.	52,088	810,489
RPX Corp.*	74,791	842,147
TriNet Group, Inc.*	56,980	817,663
TrueBlue, Inc.*	60,388	1,579,146
Volt Information Sciences, Inc.*	11,322	85,255
WageWorks, Inc.*	50,833	2,572,658

		30,937,358

Road & Rail (0.5%)
ArcBest Corp.	35,597	768,539
Celadon Group, Inc.	37,575	393,786
Covenant Transportation Group, Inc., Class A*	15,401	372,550
Heartland Express, Inc.	68,187	1,264,869
Knight Transportation, Inc.	87,689	2,293,067
Marten Transport Ltd.	35,174	658,457
P.A.M. Transportation Services, Inc.*	4,096	126,157
Roadrunner Transportation Systems, Inc.*	38,853	484,109
Saia, Inc.*	36,581	1,029,755
Swift Transportation Co.*	124,721	2,323,552
Universal Truckload Services, Inc.	10,628	175,043
USA Truck, Inc.*	12,703	239,325
Werner Enterprises, Inc.	62,178	1,688,755
YRC Worldwide, Inc.*	44,150	411,478

		12,229,442

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	89,116	1,981,940
Applied Industrial Technologies, Inc.	56,799	2,465,077
Beacon Roofing Supply, Inc.*	69,762	2,860,940
BMC Stock Holdings, Inc.*	56,966	946,775
CAI International, Inc.*	24,028	232,110
DXP Enterprises, Inc.*	16,723	293,656
H&E Equipment Services, Inc.	42,615	747,041
Kaman Corp.	38,793	1,656,073
Lawson Products, Inc.*	7,975	156,151
MRC Global, Inc.*	149,859	1,969,147
Neff Corp., Class A*	15,366	114,323
Real Industry, Inc.*	32,040	278,748
Rush Enterprises, Inc., Class A*	53,431	974,581
TAL International Group, Inc.*	45,463	701,949
Textainer Group Holdings Ltd.	30,186	447,960
Titan Machinery, Inc.*	24,181	279,532
Univar, Inc.*	55,000	944,900
Veritiv Corp.*	11,513	428,974

		17,479,877

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	88,161	$1,268,637

Total Industrials		299,118,518

Information Technology (15.9%)
Communications Equipment (1.4%)
ADTRAN, Inc.	72,406	1,464,049
Aerohive Networks, Inc.*	29,211	145,763
Alliance Fiber Optic Products, Inc.*	19,424	287,281
Applied Optoelectronics, Inc.*	23,352	348,178
Bel Fuse, Inc., Class B	13,809	201,611
Black Box Corp.	20,241	272,646
CalAmp Corp.*	49,586	889,077
Calix, Inc.*	60,370	428,023
Ciena Corp.*	175,239	3,333,047
Clearfield, Inc.*	14,425	231,810
Comtech Telecommunications Corp.	21,379	499,627
Digi International, Inc.*	34,188	322,393
Emcore Corp.*	25,335	126,675
Extreme Networks, Inc.*	131,581	409,217
Finisar Corp.*	148,540	2,709,370
Harmonic, Inc.*	120,802	395,023
Infinera Corp.*	188,952	3,034,569
InterDigital, Inc.	51,207	2,849,670
Ixia*	88,859	1,107,183
KVH Industries, Inc.*	20,287	193,741
NETGEAR, Inc.*	45,912	1,853,467
NetScout Systems, Inc.*	130,671	3,001,513
Novatel Wireless, Inc.*	48,291	85,475
Oclaro, Inc.*	132,940	717,876
Plantronics, Inc.	50,063	1,961,969
Polycom, Inc.*	193,604	2,158,685
Ruckus Wireless, Inc.*	103,603	1,016,345
ShoreTel, Inc.*	88,059	655,159
Sonus Networks, Inc.*	65,021	489,608
Ubiquiti Networks, Inc.*	41,521	1,381,404
ViaSat, Inc.*	60,254	4,427,464

		36,997,918

Electronic Equipment, Instruments & Components (2.7%)
Agilysys, Inc.*	19,519	199,289
Anixter International, Inc.*	41,045	2,138,855
AVX Corp.	62,407	784,456
Badger Meter, Inc.	20,893	1,389,593
Belden, Inc.	60,649	3,722,636
Benchmark Electronics, Inc.*	75,462	1,739,399
Checkpoint Systems, Inc.*	56,178	568,521
Coherent, Inc.*	33,652	3,092,619
Control4 Corp.*	27,052	215,334
CTS Corp.	45,327	713,447
Daktronics, Inc.	52,295	413,130
DTS, Inc.*	23,638	514,836
Electro Rent Corp.	21,803	201,896
ePlus, Inc.*	7,689	619,041
Fabrinet*	50,571	1,635,972
FARO Technologies, Inc.*	23,657	761,992
FEI Co.	58,462	5,203,703
GSI Group, Inc.*	46,924	664,444
II-VI, Inc.*	75,000	1,628,250
Insight Enterprises, Inc.*	55,693	1,595,047
InvenSense, Inc.*	113,274	951,502
Itron, Inc.*	55,420	2,312,122
Kimball Electronics, Inc.*	39,901	445,694
Knowles Corp.*	126,235	1,663,777
Littelfuse, Inc.	31,828	3,918,345
Mercury Systems, Inc.*	50,189	1,018,837
Mesa Laboratories, Inc.	3,968	382,317
Methode Electronics, Inc.	54,895	1,605,130
MTS Systems Corp.	21,734	1,322,514
Multi-Fineline Electronix, Inc.*	12,163	282,303
Newport Corp.*	54,379	1,250,717
OSI Systems, Inc.*	28,311	1,854,087
Park Electrochemical Corp.	27,413	438,882
PC Connection, Inc.	14,385	371,277
Plexus Corp.*	48,191	1,904,508
QLogic Corp.*	120,049	1,613,459
Rofin-Sinar Technologies, Inc.*	38,257	1,232,641
Rogers Corp.*	27,035	1,618,585
Sanmina Corp.*	112,286	2,625,247
ScanSource, Inc.*	39,091	1,578,495
SYNNEX Corp.	40,414	3,741,932
Systemax, Inc.*	14,680	128,744
Tech Data Corp.*	51,858	3,981,139
TTM Technologies, Inc.*	78,512	522,105
Universal Display Corp.*	56,654	3,064,981
Vishay Intertechnology, Inc.	192,235	2,347,189
Vishay Precision Group, Inc.*	17,683	247,739

		70,226,728

Internet Software & Services (1.9%)
Alarm.com Holdings, Inc.*	10,956	259,657
Amber Road, Inc.*	21,889	118,419
Angie’s List, Inc.*	60,244	486,169
Apigee Corp.*	5,826	48,414
Appfolio, Inc., Class A*	7,670	93,881
Bankrate, Inc.*	92,300	846,391
Bazaarvoice, Inc.*	79,637	250,857
Benefitfocus, Inc.*	10,392	346,573
Blucora, Inc.*	56,352	290,776
Box, Inc., Class A*	18,004	220,729
Brightcove, Inc.*	43,573	271,896
Carbonite, Inc.*	24,080	191,918
Care.com, Inc.*	24,128	148,387
ChannelAdvisor Corp.*	28,142	316,597
Cimpress N.V.*	46,387	4,206,837
comScore, Inc.*	70,140	2,107,006
Cornerstone OnDemand, Inc.*	78,489	2,572,085
Cvent, Inc.*	32,172	688,481
Demandware, Inc.*	48,252	1,886,653
DHI Group, Inc.*	61,552	496,725
EarthLink Holdings Corp.	139,597	791,515
Endurance International Group Holdings, Inc.*	80,726	850,045
Envestnet, Inc.*	56,331	1,532,203
Everyday Health, Inc.*	30,707	171,959
Five9, Inc.*	37,075	329,597
Gogo, Inc.*	82,913	912,872
GrubHub, Inc.*	107,890	2,711,276
GTT Communications, Inc.*	33,347	551,559
Hortonworks, Inc.*	10,058	113,655
inContact, Inc.*	84,429	750,574
Instructure, Inc.*	6,845	122,799
Internap Corp.*	77,453	211,447
Intralinks Holdings, Inc.*	53,072	418,207
j2 Global, Inc.	67,856	4,178,572
Limelight Networks, Inc.*	80,443	145,602
Liquidity Services, Inc.*	31,557	163,465
LivePerson, Inc.*	75,368	440,903
LogMeIn, Inc.*	35,130	1,772,660
Marchex, Inc., Class B	46,196	205,572
Marin Software, Inc.*	39,320	118,746
Marketo, Inc.*	54,043	1,057,621
MaxPoint Interactive, Inc.*	8,715	15,426
MINDBODY, Inc., Class A*	9,965	132,833
Monster Worldwide, Inc.*	124,607	406,219

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
New Relic, Inc.*	7,811	$203,711
NIC, Inc.	94,456	1,703,042
OPOWER, Inc.*	34,031	231,751
Q2 Holdings, Inc.*	26,413	634,969
QuinStreet, Inc.*	45,106	154,263
Quotient Technology, Inc.*	87,542	927,945
RealNetworks, Inc.*	29,930	121,516
Reis, Inc.	11,850	279,067
RetailMeNot, Inc.*	52,342	419,259
Rocket Fuel, Inc.*	34,189	107,695
SciQuest, Inc.*	38,236	530,716
Shutterstock, Inc.*	27,137	996,742
SPS Commerce, Inc.*	24,554	1,054,349
Stamps.com, Inc.*	20,218	2,148,769
TechTarget, Inc.*	25,448	188,824
Travelzoo, Inc.*	8,258	67,055
TrueCar, Inc.*	64,250	359,157
United Online, Inc.*	19,066	220,022
Web.com Group, Inc.*	60,134	1,191,856
WebMD Health Corp.*	53,863	3,373,440
Wix.com Ltd.*	25,396	514,777
Xactly Corp.*	11,043	75,645
XO Group, Inc.*	41,816	671,147

		50,129,495

IT Services (2.4%)
6D Global Technologies, Inc.(b)*	12,389	3,717
Acxiom Corp.*	111,600	2,392,704
Blackhawk Network Holdings, Inc.*	76,630	2,628,409
CACI International, Inc., Class A*	34,331	3,663,118
Cardtronics, Inc.*	64,690	2,328,193
Cass Information Systems, Inc.	17,131	896,808
Ciber, Inc.*	106,171	224,021
Convergys Corp.	140,667	3,906,323
CSG Systems International, Inc.	47,114	2,127,668
Datalink Corp.*	27,900	255,006
EPAM Systems, Inc.*	68,684	5,128,634
Euronet Worldwide, Inc.*	72,818	5,396,542
Everi Holdings, Inc.*	89,538	205,042
EVERTEC, Inc.	97,532	1,363,497
ExlService Holdings, Inc.*	47,535	2,462,313
Forrester Research, Inc.	14,229	478,237
Hackett Group, Inc.	32,376	489,525
Heartland Payment Systems, Inc.	51,461	4,969,589
Lionbridge Technologies, Inc.*	85,982	435,069
Luxoft Holding, Inc.*	26,204	1,442,006
ManTech International Corp., Class A	33,558	1,073,520
MAXIMUS, Inc.	93,008	4,895,941
ModusLink Global Solutions, Inc.*	49,688	73,041
MoneyGram International, Inc.*	39,887	244,108
NeuStar, Inc., Class A*	22,545	554,607
Perficient, Inc.*	48,330	1,049,728
PFSweb, Inc.*	16,704	219,156
Science Applications International Corp.	65,693	3,504,065
ServiceSource International, Inc.*	78,379	333,895
Sykes Enterprises, Inc.*	55,990	1,689,778
Syntel, Inc.*	44,415	2,217,641
TeleTech Holdings, Inc.	22,865	634,732
Travelport Worldwide Ltd.	151,444	2,068,725
Unisys Corp.*	68,783	529,629
Virtusa Corp.*	42,549	1,593,886

		61,478,873

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Energy Industries, Inc.*	58,142	2,022,760
Advanced Micro Devices, Inc.*	914,394	2,606,023
Alpha & Omega Semiconductor Ltd.*	31,839	377,292
Ambarella, Inc.*	44,380	1,983,786
Amkor Technology, Inc.*	135,596	798,660
Applied Micro Circuits Corp.*	110,323	712,687
Axcelis Technologies, Inc.*	150,248	420,694
Brooks Automation, Inc.	99,093	1,030,567
Cabot Microelectronics Corp.	35,476	1,451,323
Cascade Microtech, Inc.*	17,859	368,253
Cavium, Inc.*	78,155	4,779,960
CEVA, Inc.*	31,115	700,087
Cirrus Logic, Inc.*	89,093	3,243,876
Cohu, Inc.	34,526	410,169
Diodes, Inc.*	54,447	1,094,385
DSP Group, Inc.*	29,525	269,268
Entegris, Inc.*	199,174	2,712,750
Exar Corp.*	51,167	294,210
Fairchild Semiconductor International, Inc.*	163,576	3,271,520
FormFactor, Inc.*	78,362	569,692
Inphi Corp.*	55,216	1,840,901
Integrated Device Technology, Inc.*	190,675	3,897,397
Intersil Corp., Class A	185,843	2,484,721
IXYS Corp.	31,958	358,569
Kopin Corp.*	87,727	145,627
Lattice Semiconductor Corp.*	160,171	909,771
MA-COM Technology Solutions Holdings, Inc.*	33,725	1,476,818
Mattson Technology, Inc.*	96,723	353,039
MaxLinear, Inc., Class A*	78,197	1,446,645
Microsemi Corp.*	152,493	5,842,007
MKS Instruments, Inc.	75,391	2,838,471
Monolithic Power Systems, Inc.	55,245	3,515,792
Nanometrics, Inc.*	31,772	503,268
NeoPhotonics Corp.*	42,985	603,509
NVE Corp.	6,295	355,856
PDF Solutions, Inc.*	36,042	482,242
Photronics, Inc.*	90,374	940,793
Power Integrations, Inc.	41,755	2,073,553
Rambus, Inc.*	164,418	2,260,748
Rudolph Technologies, Inc.*	42,621	582,203
Semtech Corp.*	95,249	2,094,526
Sigma Designs, Inc.*	48,061	326,815
Silicon Laboratories, Inc.*	60,275	2,709,964
Synaptics, Inc.*	51,890	4,137,709
Tessera Technologies, Inc.	74,300	2,303,300
Ultra Clean Holdings, Inc.*	40,722	218,270
Ultratech, Inc.*	37,861	826,884
Veeco Instruments, Inc.*	58,864	1,146,671
Xcerra Corp.*	75,220	490,434

		76,284,465

Software (4.0%)
A10 Networks, Inc.*	43,544	257,781
ACI Worldwide, Inc.*	165,526	3,441,286
American Software, Inc., Class A	33,704	303,336
Aspen Technology, Inc.*	120,832	4,365,660
AVG Technologies N.V.*	56,439	1,171,109
Barracuda Networks, Inc.*	10,712	164,965
Blackbaud, Inc.	66,014	4,151,620
Bottomline Technologies de, Inc.*	59,519	1,814,734
BroadSoft, Inc.*	42,063	1,697,242
Callidus Software, Inc.*	80,406	1,341,172
Code Rebel Corp.*	1,514	7,086
CommVault Systems, Inc.*	64,340	2,777,558
Digimarc Corp.*	10,553	319,756
Digital Turbine, Inc.*	58,810	69,984
Ebix, Inc.	38,288	1,561,768

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ellie Mae, Inc.*	41,358	$3,748,689
EnerNOC, Inc.*	36,904	276,042
Epiq Systems, Inc.	44,522	668,720
Fair Isaac Corp.	43,636	4,629,343
Fleetmatics Group plc*	54,591	2,222,400
Gigamon, Inc.*	40,010	1,241,110
Globant S.A.*	20,753	640,438
Glu Mobile, Inc.*	162,609	458,557
Guidance Software, Inc.*	24,201	104,064
Guidewire Software, Inc.*	98,962	5,391,450
HubSpot, Inc.*	25,802	1,125,483
Imperva, Inc.*	39,909	2,015,405
Infoblox, Inc.*	86,124	1,472,720
Interactive Intelligence Group, Inc.*	23,734	864,392
Jive Software, Inc.*	64,489	243,768
Manhattan Associates, Inc.*	103,613	5,892,471
Mentor Graphics Corp.	131,760	2,678,681
MicroStrategy, Inc., Class A*	13,176	2,367,991
MobileIron, Inc.*	66,981	302,754
Model N, Inc.*	27,127	292,158
Monotype Imaging Holdings, Inc.	57,322	1,371,142
Park City Group, Inc.*	14,757	133,403
Paycom Software, Inc.*	45,286	1,612,182
Paylocity Holding Corp.*	21,180	693,433
Pegasystems, Inc.	51,282	1,301,537
Progress Software Corp.*	72,101	1,739,076
Proofpoint, Inc.*	56,153	3,019,908
PROS Holdings, Inc.*	32,898	387,867
QAD, Inc., Class A	13,764	292,485
QAD, Inc., Class B	249	4,432
Qlik Technologies, Inc.*	130,154	3,764,054
Qualys, Inc.*	34,232	866,412
Rapid7, Inc.*	11,130	145,469
RealPage, Inc.*	75,737	1,578,359
RingCentral, Inc., Class A*	77,450	1,219,838
Rovi Corp.*	117,707	2,414,171
Rubicon Project, Inc.*	35,645	651,591
Sapiens International Corp. N.V.	31,053	372,015
SeaChange International, Inc.*	45,629	251,872
Silver Spring Networks, Inc.*	49,515	730,346
Synchronoss Technologies, Inc.*	55,771	1,803,634
Take-Two Interactive Software, Inc.*	119,465	4,500,247
Tangoe, Inc.*	53,537	422,407
Telenav, Inc.*	37,192	219,433
Textura Corp.*	26,864	500,476
TiVo, Inc.*	142,493	1,355,108
TubeMogul, Inc.*	21,247	274,936
Tyler Technologies, Inc.*	47,193	6,069,492
Varonis Systems, Inc.*	11,726	214,000
VASCO Data Security International, Inc.*	40,102	617,571
Verint Systems, Inc.*	87,113	2,907,832
VirnetX Holding Corp.*	65,058	298,616
Workiva, Inc.*	9,802	114,193
Xura, Inc.*	30,947	608,728
Zendesk, Inc.*	80,824	1,691,646
Zix Corp.*	76,929	302,331

		104,531,935

Technology Hardware, Storage & Peripherals (0.6%)
Avid Technology, Inc.*	44,106	298,156
CPI Card Group, Inc.	23,340	192,322
Cray, Inc.*	57,740	2,419,883
Diebold, Inc.	92,195	2,665,357
Eastman Kodak Co.*	24,214	262,722
Electronics for Imaging, Inc.*	66,422	2,815,629
Imation Corp.*	47,860	74,183
Immersion Corp.*	36,789	303,877
Nimble Storage, Inc.*	69,149	542,128
Pure Storage, Inc., Class A*	38,900	532,541
Quantum Corp.*	288,808	176,173
Silicon Graphics International Corp.*	46,807	333,266
Stratasys Ltd.*	73,501	1,905,146
Super Micro Computer, Inc.*	52,639	1,793,937
Violin Memory, Inc.*	119,161	62,226

		14,377,546

Total Information Technology		414,026,960

Materials (3.4%)
Chemicals (1.6%)
A. Schulman, Inc.	43,341	1,179,742
American Vanguard Corp.*	38,723	611,049
Axiall Corp.	100,367	2,192,015
Balchem Corp.	44,098	2,734,958
Calgon Carbon Corp.	76,314	1,069,922
Chase Corp.	9,430	495,924
Chemtura Corp.*	94,710	2,500,344
Core Molding Technologies, Inc.*	10,028	125,149
Ferro Corp.*	102,344	1,214,823
Flotek Industries, Inc.*	72,215	529,336
FutureFuel Corp.	32,035	377,693
H.B. Fuller Co.	71,317	3,027,407
Hawkins, Inc.	14,456	521,717
Innophos Holdings, Inc.	26,721	825,946
Innospec, Inc.	34,343	1,489,112
Intrepid Potash, Inc.*	74,006	82,147
KMG Chemicals, Inc.	13,479	310,961
Koppers Holdings, Inc.*	28,385	637,811
Kraton Performance Polymers, Inc.*	42,939	742,845
Kronos Worldwide, Inc.	28,412	162,517
LSB Industries, Inc.*	26,767	341,279
Minerals Technologies, Inc.	49,604	2,819,987
Olin Corp.	232,191	4,033,158
OMNOVA Solutions, Inc.*	61,301	340,834
PolyOne Corp.	125,933	3,809,473
Quaker Chemical Corp.	19,098	1,620,656
Rayonier Advanced Materials, Inc.	56,237	534,252
Rentech, Inc.*	19,772	43,894
Senomyx, Inc.*	57,619	149,809
Sensient Technologies Corp.	65,688	4,168,560
Solazyme, Inc.*	103,834	210,783
Stepan Co.	27,638	1,528,105
Trecora Resources*	26,848	258,278
Tredegar Corp.	32,718	514,327
Trinseo S.A.*	15,688	577,475
Tronox Ltd., Class A	85,919	549,022
Valhi, Inc.	19,882	23,461

		42,354,771

Construction Materials (0.2%)
Headwaters, Inc.*	106,285	2,108,694
Summit Materials, Inc., Class A*	47,519	924,245
U.S. Concrete, Inc.*	21,248	1,265,956
United States Lime & Minerals, Inc.	2,390	143,424

		4,442,319

Containers & Packaging (0.3%)
AEP Industries, Inc.	5,455	360,030
Berry Plastics Group, Inc.*	168,568	6,093,733
Greif, Inc., Class A	45,365	1,485,704
Multi Packaging Solutions International Ltd.*	25,673	416,673
Myers Industries, Inc.	32,288	415,223

		8,771,363

Metals & Mining (0.8%)
AK Steel Holding Corp.*	246,321	1,017,306
Carpenter Technology Corp.	66,795	2,286,393

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Century Aluminum Co.*	65,562	$462,212
Cliffs Natural Resources, Inc.*	260,269	780,807
Coeur Mining, Inc.*	187,129	1,051,665
Commercial Metals Co.	164,889	2,798,166
Ferroglobe plc	97,847	862,032
Handy & Harman Ltd.*	3,696	101,086
Haynes International, Inc.	19,474	710,801
Hecla Mining Co.	540,848	1,503,557
Kaiser Aluminum Corp.	24,438	2,065,988
Materion Corp.	27,395	725,420
Olympic Steel, Inc.	12,661	219,162
Ryerson Holding Corp.*	16,452	91,473
Schnitzer Steel Industries, Inc., Class A	40,513	747,060
Stillwater Mining Co.*	171,744	1,829,074
SunCoke Energy, Inc.	88,048	572,312
TimkenSteel Corp.	54,405	495,085
Worthington Industries, Inc.	67,901	2,419,992

		20,739,591

Paper & Forest Products (0.5%)
Boise Cascade Co.*	54,495	1,129,136
Clearwater Paper Corp.*	26,521	1,286,534
Deltic Timber Corp.	15,180	913,077
KapStone Paper and Packaging Corp.	123,266	1,707,234
Louisiana-Pacific Corp.*	201,341	3,446,958
Neenah Paper, Inc.	23,339	1,485,761
P.H. Glatfelter Co.	62,830	1,302,466
Schweitzer-Mauduit International, Inc.	43,590	1,372,213

		12,643,379

Total Materials		88,951,423

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	125,484	1,262,369
Atlantic Tele-Network, Inc.	14,892	1,129,260
Cincinnati Bell, Inc.*	308,203	1,192,746
Cogent Communications Holdings, Inc.	65,875	2,571,101
Consolidated Communications Holdings, Inc.	73,059	1,882,000
FairPoint Communications, Inc.*	28,113	418,321
General Communication, Inc., Class A*	48,237	883,702
Globalstar, Inc.*	703,208	1,033,716
Hawaiian Telcom Holdco, Inc.*	14,784	348,163
IDT Corp., Class B	22,713	354,096
Inteliquent, Inc.	48,943	785,535
Intelsat S.A.*	40,477	102,002
Iridium Communications, Inc.*	114,018	897,322
Lumos Networks Corp.*	32,583	418,366
ORBCOMM, Inc.*	82,117	831,845
pdvWireless, Inc.*	17,873	613,759
Straight Path Communications, Inc., Class B*	12,856	398,922
Vonage Holdings Corp.*	265,141	1,211,694
Windstream Holdings, Inc.	132,885	1,020,557

		17,355,476

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	50,386	388,980
NTELOS Holdings Corp.*	23,307	214,424
Shenandoah Telecommunications Co.	68,739	1,838,768
Spok Holdings, Inc.	35,615	623,619

		3,065,791

Total Telecommunication Services		20,421,267

Utilities (3.8%)
Electric Utilities (1.2%)
ALLETE, Inc.	68,784	3,856,719
Cleco Corp.	84,246	4,651,222
El Paso Electric Co.	57,846	2,653,974
Empire District Electric Co.	62,771	2,074,582
Genie Energy Ltd., Class B*	15,561	118,419
IDACORP, Inc.	70,044	5,224,582
MGE Energy, Inc.	48,918	2,555,965
Otter Tail Corp.	55,484	1,643,436
PNM Resources, Inc.	108,165	3,647,324
Portland General Electric Co.	124,461	4,914,965
Spark Energy, Inc., Class A	8,443	151,974

		31,493,162

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	21,558	1,357,507
Laclede Group, Inc.	60,018	4,066,219
New Jersey Resources Corp.	118,374	4,312,365
Northwest Natural Gas Co.	38,226	2,058,470
ONE Gas, Inc.	72,638	4,438,182
Piedmont Natural Gas Co., Inc.	108,895	6,515,188
South Jersey Industries, Inc.	97,101	2,762,523
Southwest Gas Corp.	65,076	4,285,255
WGL Holdings, Inc.	68,527	4,959,299

		34,755,008

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	67,316	1,196,879
Atlantic Power Corp.	162,431	399,580
Dynegy, Inc.*	174,854	2,512,652
NRG Yield, Inc., Class A	48,383	656,557
NRG Yield, Inc., Class C	93,760	1,335,142
Ormat Technologies, Inc.	54,006	2,227,208
Pattern Energy Group, Inc.	81,588	1,555,883
Talen Energy Corp.*	115,147	1,036,323
TerraForm Global, Inc., Class A	55,471	132,021
Vivint Solar, Inc.*	27,816	73,712

		11,125,957

Multi-Utilities (0.5%)
Avista Corp.	87,898	3,584,481
Black Hills Corp.	71,994	4,328,999
NorthWestern Corp.	65,900	4,069,325
Unitil Corp.	19,286	819,462

		12,802,267

Water Utilities (0.3%)
American States Water Co.	52,608	2,070,651
Artesian Resources Corp., Class A	10,295	287,848
California Water Service Group	67,382	1,800,447
Connecticut Water Service, Inc.	14,957	674,561
Consolidated Water Co., Ltd.	20,612	250,848
Middlesex Water Co.	22,056	680,428
SJW Corp.	23,598	857,787
York Water Co.	20,415	623,066

		7,245,636

Total Utilities		97,422,030

Total Common Stocks (88.5%) (Cost $2,277,577,690)		2,300,126,411

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
Vince Holding Corp., expiring
4/14/16*	19,975	$5,290

Total Consumer Discretionary		5,290

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	198,082	164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	4,193	1,887

Total Health Care		166,790

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	14,176	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	51,376	97,101

Total Telecommunication Services		97,101

Total Rights (0.0%) (Cost $—)		269,181

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	16,544	—

Total Investments (88.5%) (Cost $2,277,577,690)		2,300,395,592
Other Assets Less Liabilities (11.5%)		299,471,213

Net Assets (100%)		$2,599,866,805

*	Non-income producing.

†	Securities (totaling $380,541 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$190,387	$—	$—	$145,765	$—	$—
PennyMac Mortgage Investment Trust (REIT)	1,001,819	—	—	895,466	—	—

	$1,192,206	$—	$—	$1,041,231	$—	$—

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	2,702	June-16	$287,982,862	$299,813,920	$11,831,058

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$318,766,529	$1,146,187	$—		$319,912,716
Consumer Staples	83,675,793	—	—		83,675,793
Energy	59,787,248	—	—		59,787,248
Financials	599,680,039	—	116,650		599,796,689
Health Care	317,013,767	—	—		317,013,767
Industrials	299,118,518	—	—		299,118,518
Information Technology	412,794,319	1,232,641	—		414,026,960
Materials	87,465,719	1,485,704	—		88,951,423
Telecommunication Services	20,421,267	—	—		20,421,267
Utilities	97,422,030	—	—		97,422,030
Futures	11,831,058	—	—		11,831,058
Rights
Consumer Discretionary	—	5,290	—		5,290
Health Care	—	—	166,790		166,790
Information Technology	—	—	—	(d)	—	(d)
Telecommunication Services	—	—	97,101		97,101
Warrants
Energy	—	—	—	(d)	—	(d)

Total Assets	$2,307,976,287	$3,869,822	$380,541		$2,312,226,650

Total Liabilities	$—	$—	$—		$—

Total	$2,307,976,287	$3,869,822	$380,541		$2,312,226,650

(a)	Securities with a market value of $81,494 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $2,718,344 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $116,650 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$376,664,979
Aggregate gross unrealized depreciation	(353,895,774)

Net unrealized appreciation	$22,769,205

Federal income tax cost of investments	$2,277,626,387

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.5%)
AGL Energy Ltd.	92,076	$1,298,688
Alumina Ltd.	366,195	364,919
Amcor Ltd.	164,738	1,812,117
AMP Ltd.	421,057	1,868,788
APA Group	159,993	1,080,482
Aristocrat Leisure Ltd.	69,008	544,850
Asciano Ltd.	84,176	578,145
ASX Ltd.	25,300	803,482
Aurizon Holdings Ltd.	284,797	864,512
AusNet Services	286,920	327,708
Australia & New Zealand Banking Group Ltd.	399,329	7,181,238
Bank of Queensland Ltd.	55,850	518,879
Bendigo & Adelaide Bank Ltd.	59,336	403,443
BHP Billiton Ltd.	442,745	5,722,051
BHP Billiton plc	291,905	3,281,878
Boral Ltd.	113,681	538,539
Brambles Ltd.	221,984	2,062,361
Caltex Australia Ltd.	37,687	982,803
Challenger Ltd.	85,593	550,479
CIMIC Group Ltd.	14,096	375,592
Coca-Cola Amatil Ltd.	76,139	515,941
Cochlear Ltd.	7,603	596,212
Commonwealth Bank of Australia	235,980	13,552,313
Computershare Ltd.	61,570	461,582
Crown Resorts Ltd.	50,305	480,474
CSL Ltd.	64,644	5,026,642
Dexus Property Group (REIT)	134,750	820,143
DUET Group†	305,328	532,930
Flight Centre Travel Group Ltd.	6,786	224,874
Fortescue Metals Group Ltd.	182,373	356,485
Goodman Group (REIT)	256,782	1,312,898
GPT Group (REIT)	242,532	929,564
Harvey Norman Holdings Ltd.	67,903	244,640
Healthscope Ltd.	263,245	536,763
Iluka Resources Ltd.	71,116	357,612
Incitec Pivot Ltd.	250,687	613,003
Insurance Australia Group Ltd.	328,647	1,405,738
LendLease Group	71,291	757,969
Macquarie Group Ltd.	43,002	2,178,537
Medibank Pvt Ltd.	390,305	876,622
Mirvac Group (REIT)	479,658	711,464
National Australia Bank Ltd.	365,448	7,350,720
Newcrest Mining Ltd.*	105,949	1,377,410
Oil Search Ltd.	191,751	993,630
Orica Ltd.	47,823	563,444
Origin Energy Ltd.	240,389	937,935
Platinum Asset Management Ltd.	30,668	149,279
Qantas Airways Ltd.*	65,126	203,184
QBE Insurance Group Ltd.	184,700	1,544,657
Ramsay Health Care Ltd.	19,866	934,407
REA Group Ltd.	6,021	249,370
Santos Ltd.	237,956	735,093
Scentre Group (REIT)	748,292	2,546,798
SEEK Ltd.	43,568	540,364
Sonic Healthcare Ltd.	54,351	782,427
South32 Ltd.*	770,428	865,187
Stockland Corp., Ltd. (REIT)	348,468	1,140,594
Suncorp Group Ltd.	184,715	1,686,376
Sydney Airport	147,490	756,361
Tabcorp Holdings Ltd.	120,042	393,838
Tatts Group Ltd.	193,799	561,544
Telstra Corp., Ltd.	597,523	2,441,306
TPG Telecom Ltd.	34,365	298,724
Transurban Group	284,969	2,479,328
Treasury Wine Estates Ltd.	105,159	777,077
Vicinity Centres (REIT)	434,798	1,063,209
Vocus Communications Ltd.	60,078	383,620
Wesfarmers Ltd.	154,491	4,908,719
Westfield Corp. (REIT)	278,981	2,136,390
Westpac Banking Corp.	459,220	10,683,658
Woodside Petroleum Ltd.	101,815	2,026,082
Woolworths Ltd.	175,896	2,979,811

		118,143,902

Austria (0.2%)
Andritz AG*	10,219	561,119
Erste Group Bank AG*	36,498	1,025,817
OMV AG	22,953	645,773
Raiffeisen Bank International AG*	14,819	224,525
voestalpine AG	14,603	488,616

		2,945,850

Belgium (1.3%)
Ageas	26,138	1,037,118
Anheuser-Busch InBev S.A./N.V.	111,129	13,815,065
Colruyt S.A.	9,696	564,894
Delhaize Group S.A.	14,883	1,553,820
Groupe Bruxelles Lambert S.A.	11,780	971,957
KBC Groep N.V.	33,503	1,728,309
Proximus SADP	21,336	729,197
Solvay S.A.	10,209	1,024,023
Telenet Group Holding N.V.*	6,878	348,161
UCB S.A.	18,116	1,386,099
Umicore S.A.	12,798	637,124

		23,795,767

Chile (0.0%)
Antofagasta plc	62,649	422,364

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	239,327	174,011

Denmark (1.8%)
A. P. Moeller - Maersk A/S, Class A*	491	626,824
A. P. Moeller - Maersk A/S, Class B*	938	1,230,422
Carlsberg A/S, Class B	14,520	1,383,596
Chr Hansen Holding A/S	13,541	909,006
Coloplast A/S, Class B	14,809	1,122,123
Danske Bank A/S	98,840	2,792,304
DSV A/S	28,057	1,167,953
Genmab A/S*	6,990	968,684
ISS A/S	20,462	821,480
Novo Nordisk A/S, Class B	270,791	14,688,091
Novozymes A/S, Class B	31,110	1,398,608
Pandora A/S	15,559	2,037,389
TDC A/S	113,119	553,633
Tryg A/S	18,807	365,025
Vestas Wind Systems A/S	30,310	2,138,386
William Demant Holding A/S*	3,743	376,386

		32,579,910

Finland (0.9%)
Elisa Oyj*	19,364	752,912
Fortum Oyj	62,697	949,574
Kone Oyj, Class B	47,502	2,289,665
Metso Oyj	12,927	308,461
Neste Oyj	17,896	588,923
Nokia Oyj	791,735	4,707,282
Nokian Renkaat Oyj	14,962	528,123
Orion Oyj, Class B	13,728	453,793
Sampo Oyj, Class A	61,852	2,937,719
Stora Enso Oyj, Class R	77,201	690,917
UPM-Kymmene Oyj	75,327	1,364,576
Wartsila Oyj Abp	21,628	978,760

		16,550,705

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
France (8.8%)
Accor S.A.	31,029	$1,314,866
Aeroports de Paris S.A.	3,759	464,736
Air Liquide S.A.	47,443	5,338,615
Airbus Group SE	81,287	5,397,169
Alstom S.A.*	20,046	512,434
Arkema S.A.	8,518	639,520
Atos SE	12,038	980,506
AXA S.A.‡	271,222	6,385,420
BNP Paribas S.A.	145,488	7,322,311
Bollore S.A.	121,355	471,439
Bouygues S.A.	27,698	1,129,904
Bureau Veritas S.A.	36,673	816,869
Cap Gemini S.A.	23,082	2,168,964
Carrefour S.A.	78,277	2,153,746
Casino Guichard Perrachon S.A.	7,900	452,886
Christian Dior SE	7,372	1,337,143
Cie de Saint-Gobain	66,383	2,925,556
Cie Generale des Etablissements Michelin	25,785	2,638,614
CNP Assurances S.A.	21,726	338,815
Credit Agricole S.A.	148,404	1,607,294
Danone S.A.	81,898	5,825,415
Dassault Systemes S.A.	18,288	1,451,075
Edenred	30,219	586,972
Electricite de France S.A.	31,879	357,818
Engie S.A.	200,422	3,110,741
Essilor International S.A.	28,327	3,498,924
Eurazeo S.A.	5,067	342,600
Eutelsat Communications S.A.	22,466	725,764
Fonciere des Regions (REIT)	4,170	394,076
Gecina S.A. (REIT)	5,036	693,386
Groupe Eurotunnel SE (Registered)	60,968	683,349
Hermes International	3,625	1,276,446
ICADE (REIT)	4,617	353,678
Iliad S.A.	3,852	991,259
Imerys S.A.	4,701	327,857
Ingenico Group S.A.	7,335	842,579
J.C. Decaux S.A.	10,542	461,476
Kering	10,200	1,823,394
Klepierre S.A. (REIT)	29,612	1,418,580
Lagardere S.C.A.	15,424	409,815
Legrand S.A.	37,672	2,110,984
L’Oreal S.A.	34,854	6,244,525
LVMH Moet Hennessy Louis Vuitton SE	38,669	6,622,219
Natixis S.A.	141,425	696,333
Numericable-SFR S.A.	15,112	636,078
Orange S.A.	276,210	4,838,639
Pernod-Ricard S.A.	29,190	3,255,099
Peugeot S.A.*	60,491	1,036,621
Publicis Groupe S.A.	26,389	1,853,031
Remy Cointreau S.A.	2,723	206,732
Renault S.A.	26,907	2,673,518
Rexel S.A.	42,926	613,255
Safran S.A.	43,710	3,057,868
Sanofi S.A.	162,369	13,092,071
Schneider Electric SE	77,099	4,872,577
SCOR SE	19,464	691,020
Societe BIC S.A.	3,712	558,398
Societe Generale S.A.	100,276	3,706,100
Sodexo S.A.	13,091	1,411,271
Suez Environnement Co. S.A.	44,936	824,259
Technip S.A.	13,952	773,319
Thales S.A.	14,679	1,286,149
Total S.A.	298,294	13,597,515
Unibail-Rodamco SE (REIT)	13,696	3,768,375
Valeo S.A.	11,303	1,759,478
Veolia Environnement S.A.	64,641	1,557,159
Vinci S.A.	66,011	4,917,708
Vivendi S.A.	160,933	3,384,162
Wendel S.A.	3,615	393,498
Zodiac Aerospace	29,286	586,845

		160,996,817

Germany (8.2%)
adidas AG	28,915	3,388,945
Allianz SE (Registered)	63,157	10,273,295
Axel Springer SE	6,249	336,836
BASF SE	127,466	9,616,388
Bayer AG (Registered)	114,283	13,433,403
Bayerische Motoren Werke (BMW) AG	46,610	4,280,128
Bayerische Motoren Werke (BMW) AG (Preference)(q)	7,640	610,809
Beiersdorf AG	14,632	1,320,991
Brenntag AG	20,365	1,163,301
Commerzbank AG*	141,342	1,228,925
Continental AG	15,263	3,473,553
Daimler AG (Registered)	133,065	10,200,806
Deutsche Bank AG (Registered)	190,979	3,248,859
Deutsche Boerse AG	26,125	2,229,275
Deutsche Lufthansa AG (Registered)*	29,490	476,673
Deutsche Post AG (Registered)	133,872	3,719,971
Deutsche Telekom AG (Registered)	445,643	7,999,458
Deutsche Wohnen AG	48,634	1,512,459
E.ON SE	278,870	2,677,598
Evonik Industries AG	19,552	586,574
Fraport AG Frankfurt Airport Services Worldwide	6,127	371,673
Fresenius Medical Care AG & Co. KGaA	30,227	2,677,330
Fresenius SE & Co. KGaA	52,316	3,822,445
Fuchs Petrolub SE (Preference)(q)	9,525	425,574
GEA Group AG	24,831	1,214,973
Hannover Rueck SE	8,089	942,538
HeidelbergCement AG	20,102	1,721,273
Henkel AG & Co. KGaA	13,949	1,370,914
Henkel AG & Co. KGaA (Preference)(q)	24,964	2,752,593
Hugo Boss AG	8,778	575,736
Infineon Technologies AG	156,192	2,222,525
K+S AG (Registered)	26,827	627,776
Kabel Deutschland Holding AG	1,784	199,956
Lanxess AG	12,532	602,349
Linde AG	25,571	3,725,902
MAN SE	4,606	498,540
Merck KGaA	18,338	1,529,746
Metro AG	24,311	753,277
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	23,275	4,734,126
OSRAM Licht AG	11,977	617,445
Porsche Automobil Holding SE (Preference)(q)	20,542	1,058,642
ProSiebenSat.1 Media SE	29,247	1,503,764
RWE AG	66,813	864,802
SAP SE	135,822	10,988,637
Siemens AG (Registered)	109,578	11,614,762
Symrise AG	16,681	1,119,897
Telefonica Deutschland Holding AG	98,865	535,605
ThyssenKrupp AG	51,354	1,067,036
TUI AG	66,653	1,032,931
United Internet AG (Registered)	17,259	866,179
Volkswagen AG	4,652	675,187

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference)(q)	25,474	$3,242,181
Vonovia SE	65,664	2,362,990
Zalando SE*§	10,651	349,655

		150,447,206

Hong Kong (2.9%)
AIA Group Ltd.	1,651,812	9,358,497
ASM Pacific Technology Ltd.	28,800	226,098
Bank of East Asia Ltd.	151,000	564,497
BOC Hong Kong Holdings Ltd.	518,000	1,545,850
Cathay Pacific Airways Ltd.	156,000	269,876
Cheung Kong Infrastructure Holdings Ltd.	99,000	968,004
Cheung Kong Property Holdings Ltd.	380,152	2,447,819
CK Hutchison Holdings Ltd.	373,152	4,843,975
CLP Holdings Ltd.	267,000	2,414,491
First Pacific Co., Ltd.	361,750	270,006
Galaxy Entertainment Group Ltd.	338,000	1,267,933
Hang Lung Properties Ltd.	321,000	613,253
Hang Seng Bank Ltd.	108,600	1,919,349
Henderson Land Development Co., Ltd.	152,758	938,325
HK Electric Investments & HK Electric Investments Ltd.§	430,500	379,036
HKT Trust & HKT Ltd.	316,013	435,074
Hong Kong & China Gas Co., Ltd.	995,432	1,860,656
Hong Kong Exchanges and Clearing Ltd.	158,600	3,819,150
Hongkong Land Holdings Ltd.	75,200	434,656
Hysan Development Co., Ltd.	79,000	336,578
Jardine Matheson Holdings Ltd.	34,900	1,966,615
Kerry Properties Ltd.	81,000	222,408
Li & Fung Ltd.	824,000	487,558
Link REIT (REIT)	302,500	1,793,783
Melco Crown Entertainment Ltd. (ADR)	11,729	193,646
MTR Corp., Ltd.	196,000	970,228
New World Development Co., Ltd.	745,109	709,824
Noble Group Ltd.*	565,454	184,590
NWS Holdings Ltd.	220,609	352,071
PCCW Ltd.	515,000	333,271
Power Assets Holdings Ltd.	199,000	2,035,573
Shangri-La Asia Ltd.	150,000	171,128
Sino Land Co., Ltd.	416,600	659,484
SJM Holdings Ltd.	249,000	177,826
Sun Hung Kai Properties Ltd.	243,000	2,971,189
Swire Pacific Ltd., Class A	79,500	855,737
Swire Properties Ltd.	169,000	456,412
Techtronic Industries Co., Ltd.	183,000	723,050
WH Group Ltd.*§	765,500	554,585
Wharf Holdings Ltd.	187,900	1,027,021
Wheelock & Co., Ltd.	128,000	571,742
Yue Yuen Industrial Holdings Ltd.	97,000	333,239

		52,664,103

Ireland (0.9%)
AerCap Holdings N.V.*	11,538	447,213
Bank of Ireland*	3,605,689	1,046,243
CRH plc	114,002	3,221,019
Experian plc	130,045	2,325,375
James Hardie Industries plc (CDI)	57,112	781,896
Kerry Group plc, Class A	22,164	2,065,048
Paddy Power Betfair plc	11,659	1,626,507
Ryanair Holdings plc	15,627	251,881
Ryanair Holdings plc (ADR)	1,267	108,734
Shire plc	81,190	4,616,556

		16,490,472

Israel (0.6%)
Azrieli Group Ltd.	5,697	223,709
Bank Hapoalim B.M.	142,810	741,376
Bank Leumi Le-Israel B.M.*	187,755	674,293
Bezeq Israeli Telecommunication Corp., Ltd.	261,885	590,875
Check Point Software Technologies Ltd.*	10,229	894,731
Delek Group Ltd.	552	94,698
Israel Chemicals Ltd.	86,442	376,260
Mizrahi Tefahot Bank Ltd.	16,129	189,233
Mobileye N.V.*	9,869	368,015
NICE-Systems Ltd.	7,965	522,695
Taro Pharmaceutical Industries Ltd.*	1,134	162,445
Teva Pharmaceutical Industries Ltd.	126,272	6,814,066

		11,652,396

Italy (1.8%)
Assicurazioni Generali S.p.A.	163,955	2,430,934
Atlantia S.p.A.	59,096	1,638,769
Banco Popolare SC*	23,047	158,531
Enel Green Power S.p.A.	275,516	592,533
Enel S.p.A.	976,999	4,333,512
Eni S.p.A.	351,566	5,320,624
EXOR S.p.A.	14,902	534,145
Ferrari N.V.*	16,848	699,754
Finmeccanica S.p.A.*	29,026	368,270
Intesa Sanpaolo S.p.A.	1,749,577	4,845,713
Intesa Sanpaolo S.p.A. (RNC)	141,635	368,427
Luxottica Group S.p.A.	23,392	1,290,961
Mediobanca S.p.A.	80,233	577,911
Prysmian S.p.A.	30,750	696,659
Saipem S.p.A.*	900,174	360,659
Snam S.p.A.	288,550	1,807,517
Telecom Italia S.p.A.*	1,617,378	1,744,713
Telecom Italia S.p.A. (RNC)	776,842	680,656
Terna Rete Elettrica Nazionale S.p.A.	222,728	1,271,013
UniCredit S.p.A.	667,124	2,406,412
Unione di Banche Italiane S.p.A.	125,871	465,779
UnipolSai S.p.A.	148,746	344,271

		32,937,763

Japan (20.2%)
ABC-Mart, Inc.	3,300	211,409
Acom Co., Ltd.*	50,400	253,914
Aeon Co., Ltd.	86,400	1,248,269
AEON Financial Service Co., Ltd.	13,000	306,793
Aeon Mall Co., Ltd.	13,230	195,961
Air Water, Inc.	21,000	310,862
Aisin Seiki Co., Ltd.	28,000	1,054,867
Ajinomoto Co., Inc.	80,000	1,805,145
Alfresa Holdings Corp.	23,000	441,219
Alps Electric Co., Ltd.	23,200	404,446
Amada Holdings Co., Ltd.	48,300	471,220
ANA Holdings, Inc.	182,000	512,792
Aozora Bank Ltd.	142,000	495,855
Asahi Glass Co., Ltd.	134,000	733,431
Asahi Group Holdings Ltd.	54,300	1,692,035
Asahi Kasei Corp.	183,000	1,237,236
Asics Corp.	22,400	399,058
Astellas Pharma, Inc.	292,600	3,890,674
Bandai Namco Holdings, Inc.	23,200	505,867
Bank of Kyoto Ltd.	43,000	280,439
Bank of Yokohama Ltd.†	147,000	668,093
Benesse Holdings, Inc.	7,300	210,156
Bridgestone Corp.	90,500	3,381,336
Brother Industries Ltd.	33,400	384,021
Calbee, Inc.	8,900	353,485
Canon, Inc.	147,600	4,400,000
Casio Computer Co., Ltd.	25,700	518,590
Central Japan Railway Co.	20,000	3,537,252

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Chiba Bank Ltd.	103,000	$513,421
Chubu Electric Power Co., Inc.	93,500	1,305,569
Chugai Pharmaceutical Co., Ltd.	30,800	953,734
Chugoku Bank Ltd.	19,600	204,107
Chugoku Electric Power Co., Inc.	40,400	545,631
Citizen Holdings Co., Ltd.	29,900	169,498
Credit Saison Co., Ltd.	18,200	316,796
Dai Nippon Printing Co., Ltd.	73,000	648,629
Daicel Corp.	38,200	522,028
Daihatsu Motor Co., Ltd.	24,500	345,257
Dai-ichi Life Insurance Co., Ltd.	144,900	1,754,198
Daiichi Sankyo Co., Ltd.	90,300	2,007,870
Daikin Industries Ltd.	32,900	2,459,059
Daito Trust Construction Co., Ltd.	10,200	1,448,274
Daiwa House Industry Co., Ltd.	84,100	2,365,815
Daiwa Securities Group, Inc.	221,000	1,359,441
Denso Corp.	67,400	2,709,295
Dentsu, Inc.	30,781	1,545,272
Don Quijote Holdings Co., Ltd.	16,100	559,341
East Japan Railway Co.	46,209	3,987,987
Eisai Co., Ltd.	35,200	2,117,411
Electric Power Development Co., Ltd.	20,000	624,639
FamilyMart Co., Ltd.	8,200	426,230
FANUC Corp.	27,000	4,194,722
Fast Retailing Co., Ltd.	7,400	2,368,368
Fuji Electric Co., Ltd.	64,000	221,209
Fuji Heavy Industries Ltd.	82,000	2,896,175
Fujifilm Holdings Corp.	64,700	2,558,796
Fujitsu Ltd.	247,000	914,303
Fukuoka Financial Group, Inc.	94,000	306,526
GungHo Online Entertainment, Inc.	51,200	144,213
Gunma Bank Ltd.	46,000	190,057
Hachijuni Bank Ltd.	50,000	215,469
Hakuhodo DY Holdings, Inc.	33,300	377,249
Hamamatsu Photonics KK	21,000	579,368
Hankyu Hanshin Holdings, Inc.	163,000	1,039,886
Hikari Tsushin, Inc.	2,000	152,295
Hino Motors Ltd.	36,900	399,016
Hirose Electric Co., Ltd.	3,895	429,490
Hiroshima Bank Ltd.	61,000	222,764
Hisamitsu Pharmaceutical Co., Inc.	7,200	321,791
Hitachi Chemical Co., Ltd.	12,400	223,111
Hitachi Construction Machinery Co., Ltd.	12,300	195,410
Hitachi High-Technologies Corp.	7,800	219,699
Hitachi Ltd.	673,000	3,148,979
Hitachi Metals Ltd.	31,200	321,855
Hokuhoku Financial Group, Inc.	153,000	201,200
Hokuriku Electric Power Co.	28,500	403,399
Honda Motor Co., Ltd.	224,400	6,153,080
Hoshizaki Electric Co., Ltd.	5,200	433,853
Hoya Corp.	58,700	2,232,838
Hulic Co., Ltd.	43,200	413,019
Idemitsu Kosan Co., Ltd.	9,300	166,011
IHI Corp.	219,000	463,121
Iida Group Holdings Co., Ltd.	20,800	405,669
INPEX Corp.	131,100	994,214
Isetan Mitsukoshi Holdings Ltd.	46,500	543,316
Isuzu Motors Ltd.	82,500	851,793
ITOCHU Corp.	220,900	2,720,400
Itochu Techno-Solutions Corp.	7,400	139,656
Iyo Bank Ltd.	29,700	194,490
J. Front Retailing Co., Ltd.	34,300	455,017
Japan Airlines Co., Ltd.	16,538	605,710
Japan Airport Terminal Co., Ltd.	5,200	184,815
Japan Exchange Group, Inc.	75,300	1,153,469
Japan Post Bank Co., Ltd.	52,100	641,152
Japan Post Holdings Co., Ltd.	57,900	772,720
Japan Prime Realty Investment Corp. (REIT)	122	497,019
Japan Real Estate Investment Corp. (REIT)	174	1,004,931
Japan Retail Fund Investment Corp. (REIT)	381	914,711
Japan Tobacco, Inc.	151,400	6,309,174
JFE Holdings, Inc.	67,800	913,277
JGC Corp.	31,000	464,125
Joyo Bank Ltd.	75,000	257,230
JSR Corp.	29,000	416,918
JTEKT Corp.	29,500	382,691
JX Holdings, Inc.	310,590	1,197,156
Kajima Corp.	111,000	696,308
Kakaku.com, Inc.	17,300	321,267
Kamigumi Co., Ltd.	35,000	329,335
Kaneka Corp.	37,000	316,922
Kansai Electric Power Co., Inc.*	98,900	875,860
Kansai Paint Co., Ltd.	34,200	549,412
Kao Corp.	70,000	3,733,707
Kawasaki Heavy Industries Ltd.	206,000	594,873
KDDI Corp.	240,600	6,426,261
Keihan Electric Railway Co., Ltd.	67,000	472,087
Keikyu Corp.	68,000	598,161
Keio Corp.	74,000	649,625
Keisei Electric Railway Co., Ltd.	38,000	534,488
Keyence Corp.	6,460	3,523,741
Kikkoman Corp.	21,000	690,391
Kintetsu Group Holdings Co., Ltd.	262,000	1,061,549
Kirin Holdings Co., Ltd.	111,000	1,556,337
Kobe Steel Ltd.	481,000	423,111
Koito Manufacturing Co., Ltd.	13,500	611,755
Komatsu Ltd.	130,200	2,216,564
Konami Corp.	13,600	402,399
Konica Minolta, Inc.	66,400	564,027
Kose Corp.	3,800	369,719
Kubota Corp.	151,000	2,061,500
Kuraray Co., Ltd.	45,900	561,184
Kurita Water Industries Ltd.	15,500	353,534
Kyocera Corp.	45,300	1,995,221
Kyowa Hakko Kirin Co., Ltd.	32,000	510,658
Kyushu Electric Power Co., Inc.*	63,200	601,423
Kyushu Financial Group, Inc.	43,900	253,153
Lawson, Inc.	9,200	770,039
Lixil Group Corp.	34,500	703,519
M3, Inc.	26,000	654,245
Mabuchi Motor Co., Ltd.	5,900	274,699
Makita Corp.	16,400	1,017,122
Marubeni Corp.	234,400	1,187,152
Marui Group Co., Ltd.	28,100	402,730
Maruichi Steel Tube Ltd.	6,300	172,691
Mazda Motor Corp.	71,900	1,115,761
McDonald’s Holdings Co. Japan Ltd.	10,276	243,421
Medipal Holdings Corp.	19,000	300,840
Meiji Holdings Co., Ltd.	16,322	1,312,489
Minebea Co., Ltd.	38,000	296,450
Miraca Holdings, Inc.	7,900	324,648
Mitsubishi Chemical Holdings Corp.	186,100	971,467
Mitsubishi Corp.	188,000	3,183,864
Mitsubishi Electric Corp.	270,000	2,829,668
Mitsubishi Estate Co., Ltd.	175,000	3,250,589
Mitsubishi Gas Chemical Co., Inc.	64,000	344,609
Mitsubishi Heavy Industries Ltd.	425,000	1,578,857
Mitsubishi Logistics Corp.	13,000	170,723
Mitsubishi Materials Corp.	146,000	412,528
Mitsubishi Motors Corp.	83,800	627,690

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Tanabe Pharma Corp.	28,600	$497,314
Mitsubishi UFJ Financial Group, Inc.	1,773,200	8,216,481
Mitsubishi UFJ Lease & Finance Co., Ltd.	84,500	370,901
Mitsui & Co., Ltd.	239,500	2,755,809
Mitsui Chemicals, Inc.	102,000	339,864
Mitsui Fudosan Co., Ltd.	132,000	3,293,403
Mitsui O.S.K. Lines Ltd.	187,000	380,497
Mixi, Inc.	4,800	178,275
Mizuho Financial Group, Inc.	3,260,035	4,869,269
MS&AD Insurance Group Holdings, Inc.	68,380	1,905,368
Murata Manufacturing Co., Ltd.	28,200	3,400,187
Nabtesco Corp.	19,100	428,687
Nagoya Railroad Co., Ltd.	124,000	579,537
NEC Corp.	351,000	882,607
Nexon Co., Ltd.	15,500	264,290
NGK Insulators Ltd.	37,000	683,487
NGK Spark Plug Co., Ltd.	23,300	445,939
NH Foods Ltd.	24,000	528,855
NHK Spring Co., Ltd.	16,500	157,897
Nidec Corp.	31,600	2,162,260
Nikon Corp.	47,100	720,656
Nintendo Co., Ltd.	15,000	2,132,480
Nippon Building Fund, Inc. (REIT)	203	1,203,083
Nippon Electric Glass Co., Ltd.	48,000	245,662
Nippon Express Co., Ltd.	117,000	532,267
Nippon Paint Holdings Co., Ltd.	21,100	468,139
Nippon Prologis REIT, Inc. (REIT)	216	483,455
Nippon Steel & Sumitomo Metal Corp.	106,308	2,042,187
Nippon Telegraph & Telephone Corp.	98,048	4,223,526
Nippon Yusen KK	240,000	462,748
Nissan Motor Co., Ltd.	345,200	3,194,507
Nisshin Seifun Group, Inc.	31,415	499,369
Nissin Foods Holdings Co., Ltd.	8,400	394,829
Nitori Holdings Co., Ltd.	9,700	888,596
Nitto Denko Corp.	23,700	1,317,614
NOK Corp.	11,300	192,977
Nomura Holdings, Inc.	509,800	2,278,008
Nomura Real Estate Holdings, Inc.	14,600	269,830
Nomura Real Estate Master Fund, Inc. (REIT)	447	667,253
Nomura Research Institute Ltd.	15,760	530,725
NSK Ltd.	67,100	614,092
NTT Data Corp.	17,500	878,537
NTT DoCoMo, Inc.	196,300	4,452,048
NTT Urban Development Corp.	14,300	139,893
Obayashi Corp.	95,300	939,917
Obic Co., Ltd.	8,500	449,376
Odakyu Electric Railway Co., Ltd.	82,000	892,532
Oji Holdings Corp.	112,000	449,811
Olympus Corp.	38,700	1,504,398
Omron Corp.	27,500	818,561
Ono Pharmaceutical Co., Ltd.	57,000	2,413,301
Oracle Corp. Japan	4,300	241,468
Oriental Land Co., Ltd.	28,000	1,982,851
Orix Corp.	185,100	2,640,526
Osaka Gas Co., Ltd.	259,000	995,083
Otsuka Corp.	7,400	390,564
Otsuka Holdings Co., Ltd.	52,900	1,921,500
Panasonic Corp.	307,700	2,825,607
Park24 Co., Ltd.	13,300	372,251
Rakuten, Inc.	133,500	1,287,612
Recruit Holdings Co., Ltd.	18,300	558,537
Resona Holdings, Inc.	321,605	1,147,599
Ricoh Co., Ltd.	101,900	1,037,606
Rinnai Corp.	4,800	423,937
Rohm Co., Ltd.	13,800	581,208
Ryohin Keikaku Co., Ltd.	3,300	697,854
Sankyo Co., Ltd.	7,400	275,499
Sanrio Co., Ltd.	5,400	105,606
Santen Pharmaceutical Co., Ltd.	51,800	779,221
SBI Holdings, Inc.	36,620	371,910
Secom Co., Ltd.	29,600	2,200,307
Sega Sammy Holdings, Inc.	20,900	227,858
Seibu Holdings, Inc.	14,400	304,646
Seiko Epson Corp.	35,800	578,297
Sekisui Chemical Co., Ltd.	54,400	669,940
Sekisui House Ltd.	85,500	1,443,043
Seven & i Holdings Co., Ltd.	104,200	4,436,682
Seven Bank Ltd.	77,000	328,402
Shikoku Electric Power Co., Inc.	28,500	382,127
Shimadzu Corp.	37,000	580,257
Shimamura Co., Ltd.	3,200	399,485
Shimano, Inc.	11,200	1,755,458
Shimizu Corp.	75,000	635,746
Shin-Etsu Chemical Co., Ltd.	57,100	2,954,822
Shinsei Bank Ltd.	220,000	287,352
Shionogi & Co., Ltd.	41,900	1,972,049
Shiseido Co., Ltd.	48,900	1,091,446
Shizuoka Bank Ltd.	78,000	562,762
Showa Shell Sekiyu KK	33,800	303,328
SMC Corp.	7,600	1,765,196
SoftBank Group Corp.	131,900	6,288,821
Sohgo Security Services Co., Ltd.	8,000	433,604
Sompo Japan Nipponkoa Holdings, Inc.	48,225	1,366,043
Sony Corp.	174,700	4,490,711
Sony Financial Holdings, Inc.	25,300	323,261
Stanley Electric Co., Ltd.	19,500	440,957
Sumitomo Chemical Co., Ltd.	206,000	931,663
Sumitomo Corp.	158,300	1,573,224
Sumitomo Dainippon Pharma Co., Ltd.	24,200	278,673
Sumitomo Electric Industries Ltd.	102,300	1,244,380
Sumitomo Heavy Industries Ltd.	65,000	268,559
Sumitomo Metal Mining Co., Ltd.	69,000	685,126
Sumitomo Mitsui Financial Group, Inc.	175,297	5,314,437
Sumitomo Mitsui Trust Holdings, Inc.	473,680	1,387,222
Sumitomo Realty & Development Co., Ltd.	51,000	1,492,683
Sumitomo Rubber Industries Ltd.	24,400	377,019
Suntory Beverage & Food Ltd.	18,200	819,885
Suruga Bank Ltd.	29,000	509,681
Suzuken Co., Ltd.	11,520	391,523
Suzuki Motor Corp.	52,500	1,404,571
Sysmex Corp.	19,800	1,238,545
T&D Holdings, Inc.	80,400	749,743
Taiheiyo Cement Corp.	173,000	398,125
Taisei Corp.	142,000	938,718
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	317,029
Taiyo Nippon Sanso Corp.	17,000	161,322
Takashimaya Co., Ltd.	42,000	351,166
Takeda Pharmaceutical Co., Ltd.	109,000	4,974,224
TDK Corp.	17,100	949,620
Teijin Ltd.	115,000	400,551
Terumo Corp.	40,700	1,459,190
THK Co., Ltd.	14,000	258,243
Tobu Railway Co., Ltd.	144,000	717,793
Toho Co., Ltd.	17,600	463,047
Toho Gas Co., Ltd.	70,000	496,957

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tohoku Electric Power Co., Inc.	64,200	$828,277
Tokio Marine Holdings, Inc.	94,600	3,194,100
Tokyo Electric Power Co., Inc.*	194,500	1,069,754
Tokyo Electron Ltd.	23,000	1,499,205
Tokyo Gas Co., Ltd.	335,000	1,561,815
Tokyo Tatemono Co., Ltd.	24,000	298,974
Tokyu Corp.	150,000	1,256,831
Tokyu Fudosan Holdings Corp.	67,000	454,823
TonenGeneral Sekiyu KK	42,000	379,901
Toppan Printing Co., Ltd.	71,000	595,531
Toray Industries, Inc.	209,000	1,781,268
Toshiba Corp.*	578,000	1,124,723
Toto Ltd.	20,300	633,107
Toyo Seikan Group Holdings Ltd.	26,400	494,480
Toyo Suisan Kaisha Ltd.	12,500	448,709
Toyoda Gosei Co., Ltd.	8,500	164,041
Toyota Industries Corp.	21,800	980,124
Toyota Motor Corp.	374,300	19,795,047
Toyota Tsusho Corp.	27,900	630,412
Trend Micro, Inc.	15,100	552,774
Unicharm Corp.	51,500	1,120,650
United Urban Investment Corp. (REIT)	363	586,696
USS Co., Ltd.	32,300	516,019
West Japan Railway Co.	23,500	1,450,988
Yahoo! Japan Corp.	186,100	792,056
Yakult Honsha Co., Ltd.	12,000	531,521
Yamada Denki Co., Ltd.	84,900	401,322
Yamaguchi Financial Group, Inc.	25,000	227,242
Yamaha Corp.	22,400	674,717
Yamaha Motor Co., Ltd.	37,200	618,760
Yamato Holdings Co., Ltd.	44,200	882,468
Yamazaki Baking Co., Ltd.	13,000	273,873
Yaskawa Electric Corp.	33,800	390,121
Yokogawa Electric Corp.	26,100	269,708
Yokohama Rubber Co., Ltd.	12,000	197,361

		369,651,885

Luxembourg (0.2%)
ArcelorMittal S.A.	234,524	1,060,788
Millicom International Cellular S.A. (SDR)	8,728	477,026
RTL Group S.A.	5,618	475,874
SES S.A. (FDR)	47,088	1,378,918
Tenaris S.A.	70,283	875,726

		4,268,332

Macau (0.1%)
MGM China Holdings Ltd.	123,600	188,969
Sands China Ltd.	348,000	1,417,598
Wynn Macau Ltd.*	194,000	300,102

		1,906,669

Mexico (0.0%)
Fresnillo plc	30,621	418,904

Netherlands (3.5%)
Aegon N.V.	252,550	1,389,179
Akzo Nobel N.V.	33,472	2,281,458
Altice N.V., Class A*	52,337	932,620
Altice N.V., Class B*	14,108	254,207
ASML Holding N.V.	48,626	4,939,998
Boskalis Westminster	11,964	470,290
Gemalto N.V.	11,047	816,698
Heineken Holding N.V.	14,530	1,133,880
Heineken N.V.	32,050	2,904,811
ING Groep N.V. (CVA)	530,866	6,421,290
Koninklijke Ahold N.V.	116,563	2,622,234
Koninklijke DSM N.V.	24,751	1,361,315
Koninklijke KPN N.V.	443,264	1,857,669
Koninklijke Philips N.V.	131,633	3,749,872
Koninklijke Vopak N.V.	8,816	439,038
NN Group N.V.	31,215	1,021,365
NXP Semiconductors N.V.*	19,128	1,550,707
OCI N.V.*	10,016	196,146
QIAGEN N.V.*	30,630	682,439
Randstad Holding N.V.	18,546	1,027,951
Royal Dutch Shell plc, Class A	544,762	13,175,859
Royal Dutch Shell plc, Class B	547,676	13,372,194
TNT Express N.V.	66,064	592,824
Wolters Kluwer N.V.	43,393	1,732,141

		64,926,185

New Zealand (0.2%)
Auckland International Airport Ltd.	126,645	562,863
Contact Energy Ltd.	103,326	357,095
Fletcher Building Ltd.	89,166	486,273
Meridian Energy Ltd.	162,106	293,565
Mighty River Power Ltd.	104,214	210,335
Ryman Healthcare Ltd.	52,355	302,168
Spark New Zealand Ltd.	270,602	682,696

		2,894,995

Norway (0.5%)
DNB ASA	130,781	1,546,512
Gjensidige Forsikring ASA	31,344	534,477
Norsk Hydro ASA	178,795	736,165
Orkla ASA	113,848	1,031,204
Schibsted ASA*	13,931	385,705
Schibsted ASA, Class A	9,910	289,706
Statoil ASA	150,981	2,377,467
Telenor ASA	105,372	1,705,115
Yara International ASA	25,546	961,367

		9,567,718

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	7,069,837	287,198
EDP - Energias de Portugal S.A.	302,391	1,075,628
Galp Energia SGPS S.A.	54,234	681,927
Jeronimo Martins SGPS S.A.	34,373	562,445

		2,607,198

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT)	277,471	492,010
CapitaLand Commercial Trust (REIT)	249,200	271,784
CapitaLand Ltd.	335,100	763,258
CapitaLand Mall Trust (REIT)	342,900	531,707
City Developments Ltd.	67,900	411,576
ComfortDelGro Corp., Ltd.	333,600	722,715
DBS Group Holdings Ltd.	237,600	2,711,198
Genting Singapore plc	961,541	595,680
Global Logistic Properties Ltd.	480,900	686,822
Golden Agri-Resources Ltd.	1,209,009	367,766
Hutchison Port Holdings Trust (BATS Exchange)	539,300	280,436
Hutchison Port Holdings Trust (Singapore Stock Exchange)	371,000	185,500
Jardine Cycle & Carriage Ltd.	16,733	496,956
Keppel Corp., Ltd.	203,700	881,085
Oversea-Chinese Banking Corp., Ltd.	434,706	2,851,060
Sembcorp Industries Ltd.	115,800	259,462
Sembcorp Marine Ltd.	107,200	131,231
Singapore Airlines Ltd.	70,600	598,176
Singapore Exchange Ltd.	109,200	644,092
Singapore Press Holdings Ltd.	123,936	367,804
Singapore Technologies Engineering Ltd.	254,000	608,688
Singapore Telecommunications Ltd.	1,106,200	3,135,129
StarHub Ltd.	77,590	192,845

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Suntec Real Estate Investment Trust (REIT)	352,800	$438,432
United Overseas Bank Ltd.	183,345	2,566,844
UOL Group Ltd.	69,600	309,827
Wilmar International Ltd.	255,000	635,679

		22,137,762

South Africa (0.1%)
Investec plc	67,887	499,701
Mediclinic International plc	52,374	673,991
Mondi plc	51,236	983,132

		2,156,824

Spain (2.8%)
Abertis Infraestructuras S.A.	72,808	1,197,157
ACS Actividades de Construccion y Servicios S.A.	27,973	833,640
Aena S.A.*§	9,470	1,222,527
Amadeus IT Holding S.A., Class A	62,408	2,676,520
Banco Bilbao Vizcaya Argentaria S.A.	893,452	5,939,322
Banco de Sabadell S.A.	746,106	1,343,108
Banco Popular Espanol S.A.	253,656	660,109
Banco Santander S.A.	2,003,755	8,833,002
Bankia S.A.	667,662	630,578
Bankinter S.A.	104,250	736,668
CaixaBank S.A.*†	5,843	17,267
CaixaBank S.A.	368,145	1,087,915
Distribuidora Internacional de Alimentacion S.A.	98,260	510,525
Enagas S.A.	11,376	341,936
Endesa S.A.	45,488	873,205
Ferrovial S.A.	68,627	1,474,742
Gas Natural SDG S.A.	51,134	1,033,954
Grifols S.A.	42,778	952,611
Iberdrola S.A.	746,567	4,979,028
Industria de Diseno Textil S.A.	150,676	5,069,044
Mapfre S.A.	175,948	380,201
Red Electrica Corporacion S.A.	6,444	559,479
Repsol S.A.	158,647	1,790,802
Telefonica S.A.	630,097	7,063,759
Zardoya Otis S.A.	27,166	316,232

		50,523,331

Sweden (2.6%)
Alfa Laval AB	37,528	614,353
Assa Abloy AB, Class B	140,296	2,768,505
Atlas Copco AB, Class A	94,569	2,379,878
Atlas Copco AB, Class B	51,670	1,218,198
Boliden AB	37,839	605,461
Electrolux AB*	33,169	872,713
Getinge AB, Class B	29,723	685,021
Hennes & Mauritz AB, Class B	130,276	4,344,004
Hexagon AB, Class B	34,499	1,342,861
Husqvarna AB, Class B	56,432	412,557
ICA Gruppen AB	9,627	318,518
Industrivarden AB, Class C	21,453	365,731
Investment AB Kinnevik, Class B	32,792	930,249
Investor AB, Class B	64,186	2,272,295
Lundin Petroleum AB*	29,663	502,407
Nordea Bank AB	419,975	4,035,112
Sandvik AB	141,983	1,469,106
Securitas AB, Class B	41,630	689,710
Skandinaviska Enskilda Banken AB, Class A	215,698	2,060,466
Skanska AB, Class B	51,041	1,165,017
SKF AB, Class B*	54,528	984,671
Svenska Cellulosa AB S.C.A., Class B	84,038	2,626,236
Svenska Handelsbanken AB, Class A	207,699	2,642,849
Swedbank AB, Class A*	126,680	2,729,201
Swedish Match AB	28,843	979,168
Tele2 AB, Class B	50,955	472,628
Telefonaktiebolaget LM Ericsson, Class B	420,579	4,211,877
TeliaSonera AB	357,630	1,857,698
Volvo AB, Class B	216,938	2,380,954

		47,937,444

Switzerland (8.5%)
ABB Ltd. (Registered)*	303,212	5,909,410
Actelion Ltd. (Registered)*	14,187	2,120,193
Adecco S.A. (Registered)*	22,211	1,447,163
Aryzta AG*	12,654	524,163
Baloise Holding AG (Registered)	7,004	890,114
Barry Callebaut AG (Registered)*	350	380,375
Chocoladefabriken Lindt & Spruengli AG	131	811,981
Chocoladefabriken Lindt & Sprungli AG (Registered)	15	1,123,031
Cie Financiere Richemont S.A. (Registered)	72,156	4,768,877
Coca-Cola HBC AG*	28,771	611,571
Credit Suisse Group AG (Registered)*	248,195	3,513,009
Dufry AG (Registered)*	5,816	715,546
EMS-Chemie Holding AG (Registered)	1,070	554,724
Galenica AG (Registered)	522	784,995
Geberit AG (Registered)	5,354	2,000,616
Givaudan S.A. (Registered)	1,294	2,538,073
Glencore plc*	1,680,194	3,795,930
Julius Baer Group Ltd.*	30,036	1,290,091
Kuehne + Nagel International AG (Registered)	7,200	1,023,597
LafargeHolcim Ltd. (Registered)*	63,102	2,968,232
Lonza Group AG (Registered)*	7,073	1,196,794
Nestle S.A. (Registered)	440,632	32,925,390
Novartis AG (Registered)	314,463	22,794,520
Pargesa Holding S.A.	3,447	219,571
Partners Group Holding AG	2,293	921,683
Roche Holding AG	97,093	23,900,903
Schindler Holding AG	5,826	1,074,255
Schindler Holding AG (Registered)	2,976	545,030
SGS S.A. (Registered)	775	1,637,772
Sika AG	307	1,215,165
Sonova Holding AG (Registered)	7,370	941,226
STMicroelectronics N.V.	88,690	492,289
Sulzer AG (Registered)	1,791	177,880
Swatch Group AG	4,419	1,530,829
Swatch Group AG (Registered)	6,751	454,607
Swiss Life Holding AG (Registered)*	4,384	1,165,814
Swiss Prime Site AG (Registered)*	8,362	737,453
Swiss Reinsurance AG	48,742	4,506,436
Swisscom AG (Registered)	3,661	1,989,364
Syngenta AG (Registered)	12,710	5,287,297
UBS Group AG (Registered)	508,729	8,195,322
Wolseley plc	36,163	2,045,881
Zurich Insurance Group AG*	20,787	4,827,349

		156,554,521

United Kingdom (15.6%)
3i Group plc	115,406	756,492
Aberdeen Asset Management plc	134,235	534,813
Admiral Group plc	27,401	780,403
Aggreko plc	35,343	546,700
Anglo American plc	189,327	1,501,275
ARM Holdings plc	194,056	2,826,149
Ashtead Group plc	70,013	868,805

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Associated British Foods plc	49,565	$2,384,077
AstraZeneca plc	174,667	9,790,025
Auto Trader Group plc§	126,433	708,199
Aviva plc	559,141	3,662,785
Babcock International Group plc	30,924	421,717
BAE Systems plc	439,020	3,209,461
Barclays plc	2,317,396	4,992,540
Barratt Developments plc	131,937	1,062,117
Berkeley Group Holdings plc	16,908	781,463
BP plc	2,531,321	12,730,087
British American Tobacco plc	257,632	15,133,980
British Land Co. plc (REIT)	140,900	1,417,585
BT Group plc	1,170,224	7,403,634
Bunzl plc	45,024	1,308,188
Burberry Group plc	63,781	1,250,415
Capita plc	89,633	1,341,423
Centrica plc	681,875	2,229,964
CNH Industrial N.V.	133,561	908,075
Cobham plc	150,111	468,061
Compass Group plc	226,141	3,988,483
Croda International plc	17,275	754,013
Diageo plc	347,622	9,393,804
Direct Line Insurance Group plc	182,656	971,181
Dixons Carphone plc	135,098	827,169
easyJet plc	22,328	487,122
Fiat Chrysler Automobiles N.V.	125,879	1,016,988
G4S plc	216,018	591,348
GKN plc	234,379	972,178
GlaxoSmithKline plc	672,611	13,640,450
Hammerson plc (REIT)	105,552	877,001
Hargreaves Lansdown plc	33,888	654,147
HSBC Holdings plc	2,706,625	16,867,386
ICAP plc	68,725	468,657
IMI plc	36,957	505,582
Imperial Brands plc	132,915	7,374,435
Inmarsat plc	60,967	862,066
InterContinental Hotels Group plc	31,943	1,317,161
International Consolidated Airlines Group S.A.	116,708	930,942
Intertek Group plc	23,360	1,062,554
Intu Properties plc (REIT)	133,735	601,201
ITV plc	537,857	1,863,263
J Sainsbury plc	171,762	681,613
Johnson Matthey plc	27,693	1,091,401
Kingfisher plc	319,013	1,725,973
Land Securities Group plc (REIT)	105,153	1,662,796
Legal & General Group plc	833,253	2,814,779
Lloyds Banking Group plc	7,930,750	7,747,845
London Stock Exchange Group plc	44,712	1,810,937
Marks & Spencer Group plc	221,529	1,292,411
Meggitt plc	110,613	645,957
Merlin Entertainments plc§	99,290	660,975
National Grid plc	517,381	7,335,769
Next plc	20,222	1,568,368
Old Mutual plc	696,742	1,932,343
Pearson plc	116,958	1,469,833
Persimmon plc	44,067	1,319,622
Petrofac Ltd.	34,974	462,631
Provident Financial plc	21,612	920,343
Prudential plc	353,492	6,605,214
Randgold Resources Ltd.	13,370	1,223,210
Reckitt Benckiser Group plc	88,058	8,511,653
RELX N.V.	140,750	2,457,646
RELX plc	156,485	2,908,285
Rexam plc	96,174	875,744
Rio Tinto Ltd.	57,352	1,876,788
Rio Tinto plc	171,580	4,818,973
Rolls-Royce Holdings plc*	259,944	2,546,210
Royal Bank of Scotland Group plc*	496,700	1,588,709
Royal Mail plc	122,991	849,136
RSA Insurance Group plc	142,786	975,548
SABMiller plc	134,282	8,208,229
Sage Group plc	143,267	1,294,276
Schroders plc	18,626	717,745
Segro plc (REIT)	97,105	572,233
Severn Trent plc	32,057	1,000,490
Sky plc	145,836	2,144,839
Smith & Nephew plc	126,766	2,090,137
Smiths Group plc	54,444	841,380
Sports Direct International plc*	29,664	161,089
SSE plc	141,904	3,040,839
St. James’s Place plc	75,963	1,002,101
Standard Chartered plc	456,300	3,096,908
Standard Life plc	276,816	1,415,772
Tate & Lyle plc	60,954	506,011
Taylor Wimpey plc	439,929	1,202,407
Tesco plc*	1,128,690	3,109,233
Travis Perkins plc	36,975	970,235
Unilever N.V. (CVA)	225,195	10,092,382
Unilever plc	177,372	8,031,010
United Utilities Group plc	92,367	1,224,471
Vodafone Group plc	3,669,772	11,658,810
Weir Group plc	30,213	480,799
Whitbread plc	25,748	1,464,430
William Hill plc	114,993	540,069
Wm Morrison Supermarkets plc	289,905	827,339
Worldpay Group plc*§	169,068	668,009
WPP plc	179,506	4,194,658

		285,982,177

United States (0.1%)
Carnival plc	26,873	1,448,135

Total Common Stocks (89.6%) (Cost $1,724,756,154)		1,642,783,346

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	15,271,822	15,271,822

Total Short-Term Investment (0.8%) (Cost $15,271,822)		15,271,822

Total Investments (90.4%) (Cost $1,740,027,976)		1,658,055,168
Other Assets Less Liabilities (9.6%)		175,445,287

Net Assets (100%)		$1,833,500,455

*	Non-income producing.

†	Security (totaling $1,218,290 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $4,542,986 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$212,575,493	11.6%
Consumer Staples	208,190,316	11.3
Energy	76,505,802	4.2
Financials	390,771,239	21.3
Health Care	188,576,981	10.3
Industrials	218,576,085	11.9
Information Technology	86,171,159	4.7
Investment Company	15,271,822	0.8
Materials	110,483,686	6.0
Telecommunication Services	87,442,199	4.8
Utilities	63,490,386	3.5
Cash and Other	175,445,287	9.6

		100.0%

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$6,946,584	$555,795	$142,452	$6,385,420	$—	$(6,352)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	2,270	June-16	$77,160,238	$75,708,695	$(1,451,543)
FTSE 100 Index	539	June-16	47,127,520	47,323,101	195,581
SPI 200 Index	196	June-16	19,130,341	19,028,377	(101,964)
TOPIX Index	389	June-16	46,263,358	46,574,925	311,567

					$(1,046,359)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	2,848	$2,175,324	$2,122,815	$52,509
British Pound vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	3,842	5,519,968	5,466,937	53,031
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	7,707	8,790,049	8,480,334	309,715
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	850	969,889	947,008	22,881
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	597,871	5,324,063	5,321,446	2,617

					$440,753

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	829	$946,265	$946,083	$182

					$440,935

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$193,646	$212,381,847	$—	$212,575,493
Consumer Staples	—	208,190,316	—	208,190,316
Energy	—	76,505,802	—	76,505,802
Financials	434,656	389,651,223	685,360	390,771,239
Health Care	162,445	188,414,536	—	188,576,981
Industrials	2,802,998	215,773,087	—	218,576,085
Information Technology	2,813,453	83,357,706	—	86,171,159
Materials	—	110,483,686	—	110,483,686
Telecommunication Services	—	87,442,199	—	87,442,199
Utilities	—	62,957,456	532,930	63,490,386
Forward Currency Contracts	—	440,935	—	440,935
Futures	507,148	—	—	507,148
Short-Term Investments	15,271,822	—	—	15,271,822

Total Assets	$22,186,168	$1,635,598,793	$1,218,290	$1,659,003,251

Liabilities:
Futures	$(1,553,507)	$—	$—	$(1,553,507)

Total Liabilities	$(1,553,507)	$—	$—	$(1,553,507)

Total	$20,632,661	$1,635,598,793	$1,218,290	$1,657,449,744

(a)	Securities with a market value of $1,201,023 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,552,158
Aggregate gross unrealized depreciation	(200,290,049)

Net unrealized depreciation	$(85,737,891)

Federal income tax cost of investments	$1,743,793,059

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.4%)
AGL Energy Ltd.	87,206	$1,229,999
Alumina Ltd.	333,947	332,783
Amcor Ltd.	146,558	1,612,137
AMP Ltd.	382,114	1,695,946
APA Group	141,212	953,648
Aristocrat Leisure Ltd.	71,971	568,245
Asciano Ltd.	74,311	510,389
ASX Ltd.	23,786	755,400
Aurizon Holdings Ltd.	258,019	783,227
AusNet Services	236,399	270,005
Australia & New Zealand Banking Group Ltd.	368,743	6,631,202
Bank of Queensland Ltd.	46,860	435,357
Bendigo & Adelaide Bank Ltd.	61,460	417,885
BHP Billiton Ltd.	407,357	5,264,695
BHP Billiton plc	265,506	2,985,075
Boral Ltd.	101,593	481,274
Brambles Ltd.	202,692	1,883,127
Caltex Australia Ltd.	34,301	894,503
Challenger Ltd.	55,707	358,271
CIMIC Group Ltd.	13,488	359,392
Coca-Cola Amatil Ltd.	74,018	501,568
Cochlear Ltd.	7,587	594,958
Commonwealth Bank of Australia	216,578	12,438,058
Computershare Ltd.	60,778	455,644
Crown Resorts Ltd.	47,692	455,516
CSL Ltd.	58,955	4,584,272
Dexus Property Group (REIT)	124,699	758,969
DUET Group†	227,774	397,565
Flight Centre Travel Group Ltd.	7,494	248,336
Fortescue Metals Group Ltd.	209,198	408,920
Goodman Group (REIT)	219,290	1,121,205
GPT Group (REIT)	230,519	883,522
Harvey Norman Holdings Ltd.	75,317	271,351
Healthscope Ltd.	164,862	336,157
Iluka Resources Ltd.	55,547	279,322
Incitec Pivot Ltd.	195,941	479,133
Insurance Australia Group Ltd.	312,161	1,335,222
LendLease Group	72,571	771,578
Macquarie Group Ltd.	38,446	1,947,724
Medibank Pvt Ltd.	355,566	798,598
Mirvac Group (REIT)	485,793	720,564
National Australia Bank Ltd.	333,083	6,699,722
Newcrest Mining Ltd.*	97,935	1,273,222
Oil Search Ltd.	172,634	894,568
Orica Ltd.	49,393	581,942
Origin Energy Ltd.	211,406	824,851
Platinum Asset Management Ltd.	32,998	160,621
Qantas Airways Ltd.*	72,244	225,391
QBE Insurance Group Ltd.	176,699	1,477,744
Ramsay Health Care Ltd.	18,877	887,889
REA Group Ltd.	7,217	298,904
Santos Ltd.	210,490	650,245
Scentre Group (REIT)	688,504	2,343,311
SEEK Ltd.	43,222	536,073
Sonic Healthcare Ltd.	50,087	721,043
South32 Ltd.*	644,943	724,268
Stockland Corp., Ltd. (REIT)	312,423	1,022,613
Suncorp Group Ltd.	164,207	1,499,146
Sydney Airport	129,776	665,520
Tabcorp Holdings Ltd.	111,227	364,917
Tatts Group Ltd.	187,733	543,967
Telstra Corp., Ltd.	533,832	2,181,084
TPG Telecom Ltd.	37,351	324,680
Transurban Group	253,306	2,203,849
Treasury Wine Estates Ltd.	98,668	729,111
Vicinity Centres (REIT)	420,647	1,028,606
Vocus Communications Ltd.	17,278	110,326
Wesfarmers Ltd.	142,731	4,535,063
Westfield Corp. (REIT)	255,239	1,954,578
Westpac Banking Corp.	421,463	9,805,249
Woodside Petroleum Ltd.	95,870	1,907,778
Woolworths Ltd.	158,815	2,690,446

		108,077,469

Austria (0.2%)
Andritz AG*	10,357	568,696
Erste Group Bank AG*	36,903	1,037,200
OMV AG	19,065	536,386
Raiffeisen Bank International AG*	12,436	188,420
voestalpine AG	14,118	472,388

		2,803,090

Belgium (1.3%)
Ageas	26,095	1,035,412
Anheuser-Busch InBev S.A./N.V.	101,992	12,679,194
Colruyt S.A.	9,120	531,336
Delhaize Group S.A.	13,427	1,401,810
Groupe Bruxelles Lambert S.A.	9,593	791,510
KBC Groep N.V.	31,075	1,603,056
Proximus SADP	19,181	655,546
Solvay S.A.	9,530	955,915
Telenet Group Holding N.V.*	7,146	361,727
UCB S.A.	16,036	1,226,953
Umicore S.A.	12,937	644,044

		21,886,503

Chile (0.0%)
Antofagasta plc	52,937	356,888

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	264,099	192,022

Denmark (1.8%)
A. P. Moeller - Maersk A/S, Class A*	520	663,847
A. P. Moeller - Maersk A/S, Class B*	865	1,134,664
Carlsberg A/S, Class B	13,872	1,321,849
Chr Hansen Holding A/S	12,000	805,559
Coloplast A/S, Class B	13,858	1,050,063
Danske Bank A/S	90,409	2,554,122
DSV A/S	24,186	1,006,811
Genmab A/S*	6,958	964,249
ISS A/S	18,097	726,533
Novo Nordisk A/S, Class B	248,527	13,480,460
Novozymes A/S, Class B	29,623	1,331,757
Pandora A/S	13,814	1,808,888
TDC A/S	105,273	515,232
Tryg A/S	14,969	290,534
Vestas Wind Systems A/S	28,601	2,017,815
William Demant Holding A/S*	3,190	320,778

		29,993,161

Finland (0.9%)
Elisa Oyj*	19,088	742,181
Fortum Oyj	61,342	929,052
Kone Oyj, Class B	42,222	2,035,161
Metso Oyj	15,067	359,525
Neste Oyj	15,075	496,089
Nokia Oyj	705,751	4,196,062
Nokian Renkaat Oyj	15,780	556,997
Orion Oyj, Class B	15,171	501,493
Sampo Oyj, Class A	57,253	2,719,285
Stora Enso Oyj, Class R	71,596	640,754
UPM-Kymmene Oyj	67,029	1,214,255
Wartsila Oyj Abp	18,251	825,936

		15,216,790

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
France (8.8%)
Accor S.A.	27,301	$1,156,891
Aeroports de Paris S.A.	3,770	466,096
Air Liquide S.A.	43,643	4,911,013
Airbus Group SE	74,966	4,977,477
Alstom S.A.*	19,956	510,134
Arkema S.A.	8,911	669,026
Atos SE	11,708	953,627
AXA S.A.‡	250,032	5,886,541
BNP Paribas S.A.	134,352	6,761,844
Bollore S.A.	115,928	450,356
Bouygues S.A.	26,038	1,062,187
Bureau Veritas S.A.	34,852	776,307
Cap Gemini S.A.	20,792	1,953,778
Carrefour S.A.	70,838	1,949,067
Casino Guichard Perrachon S.A.	7,409	424,739
Christian Dior SE	6,823	1,237,564
Cie de Saint-Gobain	60,471	2,665,009
Cie Generale des Etablissements Michelin	23,422	2,396,805
CNP Assurances S.A.	20,886	325,715
Credit Agricole S.A.	136,551	1,478,920
Danone S.A.	74,765	5,318,044
Dassault Systemes S.A.	16,566	1,314,442
Edenred	27,242	529,147
Electricite de France S.A.	32,768	367,796
Engie S.A.	185,436	2,878,144
Essilor International S.A.	26,013	3,213,101
Eurazeo S.A.	5,707	385,873
Eutelsat Communications S.A.	22,346	721,887
Fonciere des Regions (REIT)	3,953	373,569
Gecina S.A. (REIT)	4,541	625,232
Groupe Eurotunnel SE (Registered)	56,444	632,642
Hermes International	3,300	1,162,006
ICADE (REIT)	4,330	331,693
Iliad S.A.	3,343	860,274
Imerys S.A.	4,299	299,820
Ingenico Group S.A.	6,854	787,326
J.C. Decaux S.A.	10,056	440,202
Kering	9,787	1,749,564
Klepierre S.A. (REIT)	27,548	1,319,703
Lagardere S.C.A.	15,980	424,588
Legrand S.A.	33,160	1,858,150
L’Oreal S.A.	31,948	5,723,879
LVMH Moet Hennessy Louis Vuitton SE	35,447	6,070,439
Natixis S.A.	110,599	544,556
Numericable-SFR S.A.	13,743	578,455
Orange S.A.	251,958	4,413,793
Pernod-Ricard S.A.	26,632	2,969,846
Peugeot S.A.*	55,487	950,868
Publicis Groupe S.A.	23,393	1,642,652
Remy Cointreau S.A.	3,264	247,805
Renault S.A.	24,100	2,394,610
Rexel S.A.	38,797	554,267
Safran S.A.	38,540	2,696,185
Sanofi S.A.	149,019	12,015,639
Schneider Electric SE	70,795	4,474,171
SCOR SE	19,882	705,860
Societe BIC S.A.	3,769	566,972
Societe Generale S.A.	92,122	3,404,736
Sodexo S.A.	11,664	1,257,433
Suez Environnement Co. S.A.	38,613	708,276
Technip S.A.	13,344	739,619
Thales S.A.	13,616	1,193,011
Total S.A.	275,003	12,535,812
Unibail-Rodamco SE (REIT)	12,499	3,439,027
Valeo S.A.	10,097	1,571,747
Veolia Environnement S.A.	58,261	1,403,469
Vinci S.A.	60,858	4,533,818
Vivendi S.A.	146,663	3,084,087
Wendel S.A.	3,422	372,490
Zodiac Aerospace	27,042	541,879

		147,941,700

Germany (8.2%)
adidas AG	26,311	3,083,747
Allianz SE (Registered)	57,965	9,428,749
Axel Springer SE	5,751	309,992
BASF SE	116,497	8,788,856
Bayer AG (Registered)	104,887	12,328,950
Bayerische Motoren Werke (BMW) AG	42,023	3,858,910
Bayerische Motoren Werke (BMW) AG (Preference)(q)	6,783	542,293
Beiersdorf AG	12,663	1,143,228
Brenntag AG	19,289	1,101,837
Commerzbank AG*	133,242	1,158,498
Continental AG	13,953	3,175,424
Daimler AG (Registered)	122,125	9,362,142
Deutsche Bank AG (Registered)	175,070	2,978,222
Deutsche Boerse AG	23,931	2,042,059
Deutsche Lufthansa AG (Registered)*	31,442	508,224
Deutsche Post AG (Registered)	122,807	3,412,502
Deutsche Telekom AG (Registered)	409,001	7,341,720
Deutsche Wohnen AG	43,540	1,354,042
E.ON SE	258,745	2,484,366
Evonik Industries AG	17,216	516,493
Fraport AG Frankfurt Airport Services Worldwide	5,262	319,201
Fresenius Medical Care AG & Co. KGaA	28,187	2,496,639
Fresenius SE & Co. KGaA	48,390	3,535,594
Fuchs Petrolub SE (Preference)(q)	9,109	406,987
GEA Group AG	23,201	1,135,218
Hannover Rueck SE	7,844	913,990
HeidelbergCement AG	17,711	1,516,539
Henkel AG & Co. KGaA	12,891	1,266,933
Henkel AG & Co. KGaA (Preference)(q)	22,400	2,469,880
Hugo Boss AG	8,800	577,179
Infineon Technologies AG	143,516	2,042,152
K+S AG (Registered)	23,777	556,404
Kabel Deutschland Holding AG	1,809	202,759
Lanxess AG	10,885	523,186
Linde AG	23,558	3,432,591
MAN SE	4,756	514,775
Merck KGaA	16,497	1,376,171
Metro AG	22,733	704,382
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	21,185	4,309,021
OSRAM Licht AG	10,896	561,717
Porsche Automobil Holding SE (Preference)(q)	20,541	1,058,591
ProSiebenSat.1 Media SE	27,625	1,420,367
RWE AG	60,920	788,525
SAP SE	124,656	10,085,255
Siemens AG (Registered)	100,568	10,659,744
Symrise AG	15,417	1,035,037
Telefonica Deutschland Holding AG	83,300	451,281
ThyssenKrupp AG	46,631	968,901
TUI AG	64,661	1,002,060
United Internet AG (Registered)	16,505	828,338
Volkswagen AG	4,810	698,119

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference)(q)	23,426	$2,981,523
Vonovia SE	59,970	2,158,086
Zalando SE*§	10,381	340,792

		138,258,191

Hong Kong (2.9%)
AIA Group Ltd.	1,528,100	8,657,595
ASM Pacific Technology Ltd.	32,777	257,320
Bank of East Asia Ltd.	152,621	570,557
BOC Hong Kong Holdings Ltd.	478,523	1,428,040
Cathay Pacific Airways Ltd.	150,768	260,824
Cheung Kong Infrastructure Holdings Ltd.	80,013	782,353
Cheung Kong Property Holdings Ltd.	342,180	2,203,316
CK Hutchison Holdings Ltd.	342,580	4,447,112
CLP Holdings Ltd.	244,828	2,213,989
First Pacific Co., Ltd.	151,900	113,376
Galaxy Entertainment Group Ltd.	292,300	1,096,499
Hang Lung Properties Ltd.	269,711	515,268
Hang Seng Bank Ltd.	98,879	1,747,544
Henderson Land Development Co., Ltd.	148,500	912,170
HK Electric Investments & HK Electric Investments Ltd.§	247,000	217,472
HKT Trust & HKT Ltd.	361,111	497,163
Hong Kong & China Gas Co., Ltd.	888,317	1,660,438
Hong Kong Exchanges and Clearing Ltd.	147,622	3,554,795
Hongkong Land Holdings Ltd.	57,600	332,928
Hysan Development Co., Ltd.	87,907	374,526
Jardine Matheson Holdings Ltd.	31,900	1,797,565
Kerry Properties Ltd.	91,224	250,481
Li & Fung Ltd.	795,150	470,488
Link REIT (REIT)	279,619	1,658,102
Melco Crown Entertainment Ltd. (ADR)	10,859	179,282
MTR Corp., Ltd.	191,716	949,022
New World Development Co., Ltd.	703,286	669,982
Noble Group Ltd.*	648,830	211,808
NWS Holdings Ltd.	194,968	311,151
PCCW Ltd.	582,065	376,671
Power Assets Holdings Ltd.	176,714	1,807,609
Shangri-La Asia Ltd.	170,635	194,670
Sino Land Co., Ltd.	367,007	580,977
SJM Holdings Ltd.	276,200	197,251
Sun Hung Kai Properties Ltd.	216,208	2,643,600
Swire Pacific Ltd., Class A	77,812	837,567
Swire Properties Ltd.	160,400	433,187
Techtronic Industries Co., Ltd.	167,600	662,203
WH Group Ltd.*§	699,400	506,697
Wharf Holdings Ltd.	165,513	904,658
Wheelock & Co., Ltd.	107,674	480,951
Yue Yuen Industrial Holdings Ltd.	99,637	342,298

		48,309,505

Ireland (0.9%)
AerCap Holdings N.V.*	10,418	403,802
Bank of Ireland (Irish Stock Exchange)*	3,467,970	1,006,282
Bank of Ireland (London Stock Exchange)*	911	264
CRH plc	106,399	3,006,203
Experian plc	124,143	2,219,840
James Hardie Industries plc (CDI)	59,898	820,039
Kerry Group plc (London Stock Exchange), Class A	5	466
Kerry Group plc (Turquoise Stock Exchange), Class A	20,496	1,909,638
Paddy Power Betfair plc	10,059	1,403,296
Ryanair Holdings plc (ADR)	1,901	163,144
Shire plc	75,126	4,271,750

		15,204,724

Israel (0.6%)
Azrieli Group Ltd.	4,168	163,669
Bank Hapoalim B.M.	133,544	693,273
Bank Leumi Le-Israel B.M.*	189,052	678,951
Bezeq Israeli Telecommunication Corp., Ltd.	254,423	574,039
Check Point Software Technologies Ltd.*	8,287	724,864
Delek Group Ltd.	702	120,431
Israel Chemicals Ltd.	65,431	284,805
Mizrahi Tefahot Bank Ltd.	19,242	225,756
Mobileye N.V.*	9,737	363,093
NICE-Systems Ltd.	7,823	513,376
Taro Pharmaceutical Industries Ltd.*	1,123	160,870
Teva Pharmaceutical Industries Ltd.	114,675	6,188,252

		10,691,379

Italy (1.8%)
Assicurazioni Generali S.p.A.	146,121	2,166,512
Atlantia S.p.A.	53,443	1,482,008
Banco Popolare SC*	35,471	243,991
Enel Green Power S.p.A.	233,962	503,166
Enel S.p.A.	861,942	3,823,173
Eni S.p.A.	322,660	4,883,159
EXOR S.p.A.	13,782	494,000
Ferrari N.V.*	13,534	562,112
Finmeccanica S.p.A.*	40,128	509,127
Intesa Sanpaolo S.p.A.	1,608,710	4,455,561
Intesa Sanpaolo S.p.A. (RNC)	125,419	326,245
Luxottica Group S.p.A.	21,879	1,207,462
Mediobanca S.p.A.	75,131	541,162
Prysmian S.p.A.	26,459	599,444
Saipem S.p.A.*	659,910	264,396
Snam S.p.A.	265,659	1,664,125
Telecom Italia S.p.A.*	1,507,618	1,626,312
Telecom Italia S.p.A. (RNC)	825,066	722,909
Terna Rete Elettrica Nazionale S.p.A.	194,320	1,108,900
UniCredit S.p.A.	598,968	2,160,563
Unione di Banche Italiane S.p.A.	120,794	446,992
UnipolSai S.p.A.	141,714	327,995

		30,119,314

Japan (20.1%)
ABC-Mart, Inc.	3,599	230,564
Acom Co., Ltd.*	49,572	249,743
Aeon Co., Ltd.	79,724	1,151,817
AEON Financial Service Co., Ltd.	11,662	275,217
Aeon Mall Co., Ltd.	14,791	219,082
Air Water, Inc.	20,363	301,433
Aisin Seiki Co., Ltd.	23,538	886,766
Ajinomoto Co., Inc.	69,771	1,574,334
Alfresa Holdings Corp.	22,436	430,400
Alps Electric Co., Ltd.	23,400	407,933
Amada Holdings Co., Ltd.	45,442	443,337
ANA Holdings, Inc.	133,068	374,924
Aozora Bank Ltd.	143,345	500,552
Asahi Glass Co., Ltd.	112,843	617,631
Asahi Group Holdings Ltd.	47,642	1,484,566
Asahi Kasei Corp.	159,506	1,078,396
Asics Corp.	21,742	387,336
Astellas Pharma, Inc.	265,292	3,527,562
Bandai Namco Holdings, Inc.	23,481	511,994
Bank of Kyoto Ltd.	48,099	313,694
Bank of Yokohama Ltd†.	145,300	660,367
Benesse Holdings, Inc.	9,326	268,481
Bridgestone Corp.	81,594	3,048,583

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Brother Industries Ltd.	30,785	$353,954
Calbee, Inc.	8,831	350,745
Canon, Inc.	135,281	4,032,767
Casio Computer Co., Ltd.	23,673	477,688
Central Japan Railway Co.	18,076	3,196,968
Chiba Bank Ltd.	88,328	440,286
Chubu Electric Power Co., Inc.	83,439	1,165,084
Chugai Pharmaceutical Co., Ltd.	27,725	858,515
Chugoku Bank Ltd.	22,249	231,692
Chugoku Electric Power Co., Inc.	34,938	471,862
Citizen Holdings Co., Ltd.	34,839	197,497
Credit Saison Co., Ltd.	20,784	361,774
Dai Nippon Printing Co., Ltd.	70,328	624,888
Daicel Corp.	38,470	525,717
Daihatsu Motor Co., Ltd.	23,231	327,375
Dai-ichi Life Insurance Co., Ltd.	137,781	1,668,014
Daiichi Sankyo Co., Ltd.	79,147	1,759,877
Daikin Industries Ltd.	29,985	2,241,182
Daito Trust Construction Co., Ltd.	9,220	1,309,126
Daiwa House Industry Co., Ltd.	75,639	2,127,798
Daiwa Securities Group, Inc.	202,381	1,244,910
Denso Corp.	62,408	2,508,630
Dentsu, Inc.	27,196	1,365,297
Don Quijote Holdings Co., Ltd.	16,000	555,867
East Japan Railway Co.	42,605	3,676,950
Eisai Co., Ltd.	32,289	1,942,303
Electric Power Development Co., Ltd.	18,497	577,697
FamilyMart Co., Ltd.	7,696	400,032
FANUC Corp.	24,836	3,858,523
Fast Retailing Co., Ltd.	6,786	2,171,858
Fuji Electric Co., Ltd.	73,787	255,037
Fuji Heavy Industries Ltd.	74,142	2,618,637
Fujifilm Holdings Corp.	59,588	2,356,623
Fujitsu Ltd.	230,258	852,330
Fukuoka Financial Group, Inc.	107,017	348,974
GungHo Online Entertainment, Inc.	59,057	166,343
Gunma Bank Ltd.	52,677	217,645
Hachijuni Bank Ltd.	56,684	244,273
Hakuhodo DY Holdings, Inc.	30,900	350,060
Hamamatsu Photonics KK	19,000	524,190
Hankyu Hanshin Holdings, Inc.	147,208	939,139
Hikari Tsushin, Inc.	2,700	205,598
Hino Motors Ltd.	34,104	368,782
Hirose Electric Co., Ltd.	3,976	438,422
Hiroshima Bank Ltd.	69,190	252,673
Hisamitsu Pharmaceutical Co., Inc.	7,433	332,205
Hitachi Chemical Co., Ltd.	14,412	259,312
Hitachi Construction Machinery Co., Ltd.	14,487	230,155
Hitachi High-Technologies Corp.	9,082	255,808
Hitachi Ltd.	604,694	2,829,374
Hitachi Metals Ltd.	28,424	293,218
Hokuhoku Financial Group, Inc.	143,000	188,049
Hokuriku Electric Power Co.	23,262	329,258
Honda Motor Co., Ltd.	206,814	5,670,869
Hoshizaki Electric Co., Ltd.	3,900	325,390
Hoya Corp.	53,331	2,028,611
Hulic Co., Ltd.	40,103	383,410
Idemitsu Kosan Co., Ltd.	11,448	204,354
IHI Corp.	187,734	397,003
Iida Group Holdings Co., Ltd.	19,620	382,655
INPEX Corp.	116,432	882,978
Isetan Mitsukoshi Holdings Ltd.	42,332	494,616
Isuzu Motors Ltd.	71,669	739,965
ITOCHU Corp.	202,162	2,489,640
Itochu Techno-Solutions Corp.	7,150	134,938
Iyo Bank Ltd.	33,436	218,955
J. Front Retailing Co., Ltd.	32,096	425,779
Japan Airlines Co., Ltd.	14,449	529,200
Japan Airport Terminal Co., Ltd.	6,000	213,248
Japan Exchange Group, Inc.	71,127	1,089,546
Japan Post Bank Co., Ltd.	48,632	598,475
Japan Post Holdings Co., Ltd.	55,026	734,365
Japan Prime Realty Investment Corp. (REIT)	105	427,762
Japan Real Estate Investment Corp. (REIT)	165	952,952
Japan Retail Fund Investment Corp. (REIT)	317	761,059
Japan Tobacco, Inc.	139,505	5,813,483
JFE Holdings, Inc.	61,852	833,157
JGC Corp.	26,924	403,100
Joyo Bank Ltd.	86,480	296,604
JSR Corp.	24,382	350,527
JTEKT Corp.	27,518	356,980
JX Holdings, Inc.	276,842	1,067,076
Kajima Corp.	100,261	628,942
Kakaku.com, Inc.	19,874	369,067
Kamigumi Co., Ltd.	28,829	271,268
Kaneka Corp.	37,343	319,860
Kansai Electric Power Co., Inc.*	91,009	805,977
Kansai Paint Co., Ltd.	30,436	488,945
Kao Corp.	64,500	3,440,344
Kawasaki Heavy Industries Ltd.	167,445	483,537
KDDI Corp.	221,801	5,924,153
Keihan Electric Railway Co., Ltd.	64,000	450,949
Keikyu Corp.	60,414	531,431
Keio Corp.	73,997	649,598
Keisei Electric Railway Co., Ltd.	37,343	525,247
Keyence Corp.	5,686	3,101,546
Kikkoman Corp.	18,778	617,341
Kintetsu Group Holdings Co., Ltd.	237,136	960,807
Kirin Holdings Co., Ltd.	106,682	1,495,795
Kobe Steel Ltd.	415,718	365,686
Koito Manufacturing Co., Ltd.	12,684	574,778
Komatsu Ltd.	115,016	1,958,067
Konami Corp.	12,812	379,084
Konica Minolta, Inc.	53,364	453,294
Kose Corp.	3,509	341,406
Kubota Corp.	142,856	1,950,315
Kuraray Co., Ltd.	45,684	558,543
Kurita Water Industries Ltd.	14,086	321,283
Kyocera Corp.	40,488	1,783,278
Kyowa Hakko Kirin Co., Ltd.	30,030	479,221
Kyushu Electric Power Co., Inc.*	50,312	478,779
Kyushu Financial Group, Inc.	28,146	162,306
Lawson, Inc.	8,425	705,171
Lixil Group Corp.	32,177	656,148
M3, Inc.	23,339	587,286
Mabuchi Motor Co., Ltd.	6,822	317,627
Makita Corp.	14,851	921,054
Marubeni Corp.	198,103	1,003,321
Marui Group Co., Ltd.	28,614	410,097
Maruichi Steel Tube Ltd.	6,638	181,956
Mazda Motor Corp.	70,188	1,089,194
McDonald’s Holdings Co. Japan Ltd.	9,360	221,723
Medipal Holdings Corp.	16,878	267,241
Meiji Holdings Co., Ltd.	15,890	1,277,751
Minebea Co., Ltd.	42,670	332,882
Miraca Holdings, Inc.	7,200	295,882
Mitsubishi Chemical Holdings Corp.	173,144	903,835
Mitsubishi Corp.	172,829	2,926,937
Mitsubishi Electric Corp.	245,355	2,571,382
Mitsubishi Estate Co., Ltd.	159,576	2,964,091

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Gas Chemical Co., Inc.	50,717	$273,086
Mitsubishi Heavy Industries Ltd.	379,649	1,410,380
Mitsubishi Logistics Corp.	16,092	211,329
Mitsubishi Materials Corp.	145,181	410,214
Mitsubishi Motors Corp.	82,743	619,773
Mitsubishi Tanabe Pharma Corp.	28,757	500,044
Mitsubishi UFJ Financial Group, Inc.	1,617,366	7,494,392
Mitsubishi UFJ Lease & Finance Co., Ltd.	68,313	299,850
Mitsui & Co., Ltd.	217,236	2,499,628
Mitsui Chemicals, Inc.	101,712	338,904
Mitsui Fudosan Co., Ltd.	120,378	3,003,434
Mitsui O.S.K. Lines Ltd.	153,334	311,995
Mixi, Inc.	5,609	208,322
Mizuho Financial Group, Inc.	2,996,814	4,476,116
MS&AD Insurance Group Holdings, Inc.	64,052	1,784,771
Murata Manufacturing Co., Ltd.	25,683	3,096,702
Nabtesco Corp.	16,577	372,060
Nagoya Railroad Co., Ltd.	112,715	526,795
NEC Corp.	330,001	829,804
Nexon Co., Ltd.	15,766	268,825
NGK Insulators Ltd.	32,289	596,462
NGK Spark Plug Co., Ltd.	24,297	465,021
NH Foods Ltd.	20,121	443,379
NHK Spring Co., Ltd.	20,170	193,017
Nidec Corp.	27,846	1,905,389
Nikon Corp.	45,241	692,212
Nintendo Co., Ltd.	13,759	1,956,053
Nippon Building Fund, Inc. (REIT)	184	1,090,479
Nippon Electric Glass Co., Ltd.	51,978	266,021
Nippon Express Co., Ltd.	98,461	447,928
Nippon Paint Holdings Co., Ltd.	17,061	378,527
Nippon Prologis REIT, Inc. (REIT)	185	414,070
Nippon Steel & Sumitomo Metal Corp.	94,720	1,819,580
Nippon Telegraph & Telephone Corp.	87,776	3,781,048
Nippon Yusen KK	217,823	419,988
Nissan Motor Co., Ltd.	313,532	2,901,449
Nisshin Seifun Group, Inc.	28,087	446,467
Nissin Foods Holdings Co., Ltd.	8,294	389,846
Nitori Holdings Co., Ltd.	9,150	838,211
Nitto Denko Corp.	21,449	1,192,469
NOK Corp.	13,036	222,624
Nomura Holdings, Inc.	464,068	2,073,658
Nomura Real Estate Holdings, Inc.	16,825	310,951
Nomura Real Estate Master Fund, Inc. (REIT)	374	558,283
Nomura Research Institute Ltd.	16,212	545,946
NSK Ltd.	57,738	528,412
NTT Data Corp.	16,106	808,556
NTT DoCoMo, Inc.	181,407	4,114,278
NTT Urban Development Corp.	16,194	158,422
Obayashi Corp.	85,334	841,625
Obic Co., Ltd.	6,720	355,271
Odakyu Electric Railway Co., Ltd.	74,950	815,796
Oji Holdings Corp.	105,744	424,686
Olympus Corp.	35,496	1,379,848
Omron Corp.	23,838	709,559
Ono Pharmaceutical Co., Ltd.	51,620	2,185,520
Oracle Corp. Japan	5,260	295,377
Oriental Land Co., Ltd.	24,851	1,759,851
Orix Corp.	169,924	2,424,035
Osaka Gas Co., Ltd.	239,484	920,102
Otsuka Corp.	6,819	359,899
Otsuka Holdings Co., Ltd.	48,537	1,763,022
Panasonic Corp.	281,954	2,589,182
Park24 Co., Ltd.	13,100	366,653
Rakuten, Inc.	120,252	1,159,834
Recruit Holdings Co., Ltd.	16,900	515,807
Resona Holdings, Inc.	271,268	967,979
Ricoh Co., Ltd.	86,783	883,676
Rinnai Corp.	4,749	419,433
Rohm Co., Ltd.	12,986	546,925
Ryohin Keikaku Co., Ltd.	2,952	624,262
Sankyo Co., Ltd.	6,902	256,958
Sanrio Co., Ltd.	6,900	134,941
Santen Pharmaceutical Co., Ltd.	44,745	673,093
SBI Holdings, Inc.	23,422	237,872
Secom Co., Ltd.	26,134	1,942,663
Sega Sammy Holdings, Inc.	24,425	266,289
Seibu Holdings, Inc.	16,591	350,999
Seiko Epson Corp.	37,200	600,912
Sekisui Chemical Co., Ltd.	49,040	603,931
Sekisui House Ltd.	76,813	1,296,426
Seven & i Holdings Co., Ltd.	95,590	4,070,081
Seven Bank Ltd.	73,898	315,172
Shikoku Electric Power Co., Inc.	24,557	329,260
Shimadzu Corp.	33,099	519,079
Shimamura Co., Ltd.	2,903	362,407
Shimano, Inc.	10,203	1,599,191
Shimizu Corp.	70,090	594,126
Shin-Etsu Chemical Co., Ltd.	51,825	2,681,850
Shinsei Bank Ltd.	197,219	257,596
Shionogi & Co., Ltd.	38,073	1,791,929
Shiseido Co., Ltd.	46,171	1,030,535
Shizuoka Bank Ltd.	65,461	472,294
Showa Shell Sekiyu KK	23,925	214,707
SMC Corp.	6,947	1,613,529
SoftBank Group Corp.	121,878	5,810,985
Sohgo Security Services Co., Ltd.	6,200	336,043
Sompo Japan Nipponkoa Holdings, Inc.	43,568	1,234,127
Sony Corp.	160,042	4,113,923
Sony Financial Holdings, Inc.	22,886	292,417
Stanley Electric Co., Ltd.	18,716	423,228
Sumitomo Chemical Co., Ltd.	191,991	868,305
Sumitomo Corp.	144,979	1,440,837
Sumitomo Dainippon Pharma Co., Ltd.	21,012	241,961
Sumitomo Electric Industries Ltd.	96,429	1,172,965
Sumitomo Heavy Industries Ltd.	74,182	306,496
Sumitomo Metal Mining Co., Ltd.	65,355	648,933
Sumitomo Mitsui Financial Group, Inc.	161,428	4,893,974
Sumitomo Mitsui Trust Holdings, Inc.	410,971	1,203,572
Sumitomo Realty & Development Co., Ltd.	45,648	1,336,039
Sumitomo Rubber Industries Ltd.	22,264	344,014
Suntory Beverage & Food Ltd.	16,924	762,403
Suruga Bank Ltd.	22,966	403,632
Suzuken Co., Ltd.	9,792	332,795
Suzuki Motor Corp.	47,171	1,262,001
Sysmex Corp.	18,920	1,183,498
T&D Holdings, Inc.	73,523	685,614
Taiheiyo Cement Corp.	153,704	353,719
Taisei Corp.	127,066	839,994
Taisho Pharmaceutical Holdings Co., Ltd.	4,163	329,948
Taiyo Nippon Sanso Corp.	21,652	205,467
Takashimaya Co., Ltd.	37,045	309,737
Takeda Pharmaceutical Co., Ltd.	100,312	4,577,746
TDK Corp.	15,800	877,427
Teijin Ltd.	108,750	378,782

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Terumo Corp.	39,392	$1,412,295
THK Co., Ltd.	16,292	300,521
Tobu Railway Co., Ltd.	130,957	652,778
Toho Co., Ltd.	15,254	401,325
Toho Gas Co., Ltd.	55,306	392,638
Tohoku Electric Power Co., Inc.	57,641	743,656
Tokio Marine Holdings, Inc.	87,354	2,949,444
Tokyo Electric Power Co., Inc.*	187,095	1,029,027
Tokyo Electron Ltd.	22,260	1,450,969
Tokyo Gas Co., Ltd.	281,438	1,312,102
Tokyo Tatemono Co., Ltd.	27,218	339,061
Tokyu Corp.	140,110	1,173,964
Tokyu Fudosan Holdings Corp.	57,967	393,503
TonenGeneral Sekiyu KK	31,075	281,082
Toppan Printing Co., Ltd.	68,088	571,106
Toray Industries, Inc.	189,206	1,612,567
Toshiba Corp.*	510,235	992,860
Toto Ltd.	17,223	537,143
Toyo Seikan Group Holdings Ltd.	22,096	413,864
Toyo Suisan Kaisha Ltd.	11,584	415,828
Toyoda Gosei Co., Ltd.	6,958	134,282
Toyota Industries Corp.	20,783	934,399
Toyota Motor Corp.	343,498	18,166,068
Toyota Tsusho Corp.	28,086	634,615
Trend Micro, Inc.	14,118	516,826
Unicharm Corp.	47,725	1,038,505
United Urban Investment Corp. (REIT)	340	549,522
USS Co., Ltd.	28,740	459,145
West Japan Railway Co.	21,339	1,317,559
Yahoo! Japan Corp.	176,175	749,814
Yakult Honsha Co., Ltd.	10,910	483,241
Yamada Denki Co., Ltd.	92,020	434,978
Yamaguchi Financial Group, Inc.	28,202	256,348
Yamaha Corp.	20,321	612,095
Yamaha Motor Co., Ltd.	31,068	516,765
Yamato Holdings Co., Ltd.	43,864	875,760
Yamazaki Baking Co., Ltd.	14,981	315,607
Yaskawa Electric Corp.	31,830	367,383
Yokogawa Electric Corp.	30,397	314,112
Yokohama Rubber Co., Ltd.	13,137	216,061

		339,395,567

Luxembourg (0.2%)
ArcelorMittal S.A.	209,863	949,242
Millicom International Cellular S.A. (SDR)	8,160	445,982
RTL Group S.A.	4,999	423,442
SES S.A. (FDR)	41,155	1,205,177
Tenaris S.A.	62,372	777,155

		3,800,998

Macau (0.1%)
MGM China Holdings Ltd.	133,200	203,646
Sands China Ltd.	312,196	1,271,748
Wynn Macau Ltd. (Shanghai-Hong Kong Stock Connect)*	3,500	5,414
Wynn Macau Ltd. (Hong Kong Stock Exchange)*	167,000	258,336

		1,739,144

Mexico (0.0%)
Fresnillo plc	29,031	397,152

Netherlands (3.5%)
Aegon N.V.	230,773	1,269,392
Akzo Nobel N.V.	31,756	2,164,495
Altice N.V., Class A*	48,111	857,315
Altice N.V., Class B*	12,580	226,675
ASML Holding N.V.	44,016	4,471,661
Boskalis Westminster	11,611	456,414
Gemalto N.V.	9,787	723,547
Heineken Holding N.V.	13,065	1,019,556
Heineken N.V.	29,015	2,629,738
ING Groep N.V. (CVA)	490,800	5,936,656
Koninklijke Ahold N.V.	105,344	2,369,848
Koninklijke DSM N.V.	23,093	1,270,124
Koninklijke KPN N.V.	404,884	1,696,822
Koninklijke Philips N.V.	120,273	3,426,256
Koninklijke Vopak N.V.	9,319	464,088
NN Group N.V.	31,199	1,020,841
NXP Semiconductors N.V.*	15,873	1,286,824
OCI N.V.*	11,474	224,698
QIAGEN N.V.*	29,164	649,776
Randstad Holding N.V.	16,533	916,376
Royal Dutch Shell plc, Class A	499,970	12,092,499
Royal Dutch Shell plc, Class B	502,645	12,272,706
TNT Express N.V.	66,221	594,233
Wolters Kluwer N.V.	38,321	1,529,680

		59,570,220

New Zealand (0.2%)
Auckland International Airport Ltd.	120,993	537,743
Contact Energy Ltd.	100,705	348,037
Fletcher Building Ltd.	88,098	480,448
Meridian Energy Ltd.	137,576	249,143
Mighty River Power Ltd.	98,081	197,957
Ryman Healthcare Ltd.	48,252	278,487
Spark New Zealand Ltd.	232,602	586,827

		2,678,642

Norway (0.5%)
DNB ASA	123,705	1,462,837
Gjensidige Forsikring ASA	25,704	438,304
Norsk Hydro ASA	162,724	669,995
Orkla ASA	99,639	902,503
Schibsted ASA*	9,951	275,511
Schibsted ASA, Class A	10,113	295,640
Statoil ASA	142,582	2,245,209
Telenor ASA	97,025	1,570,045
Yara International ASA	22,325	840,152

		8,700,196

Portugal (0.1%)
Banco Comercial Portugues S.A., Class R*	5,679,176	230,705
Banco Espirito Santo S.A. (Registered)(b)*†	106,365	1
EDP - Energias de Portugal S.A.	298,445	1,061,592
Galp Energia SGPS S.A.	56,137	705,855
Jeronimo Martins SGPS S.A.	31,985	523,371

		2,521,524

Singapore (1.2%)
Ascendas Real Estate Investment
Trust (REIT)	269,922	478,624
CapitaLand Commercial Trust (REIT)	283,200	308,865
CapitaLand Ltd.	337,907	769,651
CapitaLand Mall Trust (REIT)	337,882	523,926
City Developments Ltd.	54,669	331,376
ComfortDelGro Corp., Ltd.	259,950	563,159
DBS Group Holdings Ltd.	221,270	2,524,860
Genting Singapore plc	727,772	450,858
Global Logistic Properties Ltd.	390,700	557,998
Golden Agri-Resources Ltd.	951,795	289,525
Hutchison Port Holdings Trust (BATS Exchange)	95,400	49,608
Hutchison Port Holdings Trust (Singapore Stock Exchange)	527,800	263,900
Jardine Cycle & Carriage Ltd.	15,960	473,998
Keppel Corp., Ltd.	183,525	793,820
Oversea-Chinese Banking Corp., Ltd.	395,225	2,592,120
Sembcorp Industries Ltd.	133,109	298,245

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sembcorp Marine Ltd.	115,768	$141,720
Singapore Airlines Ltd.	64,148	543,510
Singapore Exchange Ltd.	107,362	633,251
Singapore Press Holdings Ltd.	179,697	533,285
Singapore Technologies Engineering Ltd.	196,879	471,803
Singapore Telecommunications Ltd.	1,016,445	2,880,751
StarHub Ltd.	77,552	192,751
Suntec Real Estate Investment Trust (REIT)	328,600	408,358
United Overseas Bank Ltd.	161,229	2,257,218
UOL Group Ltd.	63,549	282,891
Wilmar International Ltd.	228,574	569,803

		20,185,874

South Africa (0.1%)
Investec plc	72,078	530,550
Mediclinic International plc	44,863	577,333
Mondi plc	46,434	890,990

		1,998,873

Spain (2.8%)
Abertis Infraestructuras S.A.	66,988	1,101,461
ACS Actividades de Construccion y Servicios S.A.	24,612	733,477
Aena S.A.*§	8,743	1,128,675
Amadeus IT Holding S.A., Class A	56,638	2,429,059
Banco Bilbao Vizcaya Argentaria S.A.	808,369	5,373,723
Banco de Sabadell S.A.	667,159	1,200,992
Banco Popular Espanol S.A.	241,061	627,332
Banco Santander S.A.	1,830,805	8,070,599
Bankia S.A.	591,500	558,646
Bankinter S.A.	86,521	611,389
CaixaBank S.A.*†	3,834	11,330
CaixaBank S.A.	339,500	1,003,265
Distribuidora Internacional de Alimentacion S.A.	85,588	444,685
Enagas S.A.	19,255	578,760
Endesa S.A.	42,551	816,825
Ferrovial S.A.	58,752	1,262,536
Gas Natural SDG S.A.	50,495	1,021,033
Grifols S.A.	37,379	832,382
Iberdrola S.A.	696,828	4,647,307
Industria de Diseno Textil S.A.	138,351	4,654,406
Mapfre S.A.	151,166	326,650
Red Electrica Corporacion S.A.	10,509	912,410
Repsol S.A.	138,234	1,560,381
Telefonica S.A.	571,606	6,408,041
Zardoya Otis S.A.	22,109	257,365

		46,572,729

Sweden (2.6%)
Alfa Laval AB	38,918	637,108
Assa Abloy AB, Class B	129,103	2,547,630
Atlas Copco AB, Class A	85,172	2,143,398
Atlas Copco AB, Class B	48,821	1,151,029
Boliden AB	32,890	526,272
Electrolux AB*	29,406	773,704
Getinge AB, Class B	23,609	544,113
Hennes & Mauritz AB, Class B	120,394	4,014,493
Hexagon AB, Class B	32,768	1,275,483
Husqvarna AB, Class B	54,059	395,209
ICA Gruppen AB	10,154	335,955
Industrivarden AB, Class C	22,736	387,604
Investment AB Kinnevik, Class B	32,072	909,824
Investor AB, Class B	58,058	2,055,353
Lundin Petroleum AB*	28,957	490,449
Nordea Bank AB	383,426	3,683,950
Sandvik AB	137,647	1,424,241
Securitas AB, Class B	41,661	690,223
Skandinaviska Enskilda Banken AB, Class A	195,906	1,871,402
Skanska AB, Class B	47,943	1,094,305
SKF AB, Class B*	50,533	912,529
Svenska Cellulosa AB S.C.A., Class B	76,844	2,401,419
Svenska Handelsbanken AB, Class A	188,407	2,397,369
Swedbank AB, Class A*	113,656	2,448,611
Swedish Match AB	23,631	802,230
Tele2 AB, Class B	41,308	383,148
Telefonaktiebolaget LM Ericsson, Class B	385,786	3,863,444
TeliaSonera AB	327,118	1,699,204
Volvo AB, Class B	196,285	2,154,281

		44,013,980

Switzerland (8.5%)
ABB Ltd. (Registered)*	278,913	5,435,838
Actelion Ltd. (Registered)*	13,193	1,971,644
Adecco S.A. (Registered)*	20,721	1,350,081
Aryzta AG*	11,838	490,362
Baloise Holding AG (Registered)	6,533	830,256
Barry Callebaut AG (Registered)*	286	310,821
Chocoladefabriken Lindt & Spruengli AG	126	780,989
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	1,048,162
Cie Financiere Richemont S.A. (Registered)	66,200	4,375,238
Coca-Cola HBC AG*	26,771	569,058
Credit Suisse Group AG (Registered)*	225,789	3,195,869
Dufry AG (Registered)*	5,464	672,239
EMS-Chemie Holding AG (Registered)	1,081	560,427
Galenica AG (Registered)	469	705,292
Geberit AG (Registered)	4,897	1,829,850
Givaudan S.A. (Registered)	1,182	2,318,394
Glencore plc*	1,540,124	3,479,481
Julius Baer Group Ltd.*	28,297	1,215,398
Kuehne + Nagel International AG (Registered)	6,612	940,003
LafargeHolcim Ltd. (Registered)*	55,370	2,604,529
Lonza Group AG (Registered)*	6,855	1,159,907
Nestle S.A. (Registered)	404,403	30,218,247
Novartis AG (Registered)	288,608	20,920,366
Pargesa Holding S.A.	3,977	253,332
Partners Group Holding AG	2,049	823,606
Roche Holding AG	89,111	21,936,013
Schindler Holding AG	5,366	989,436
Schindler Holding AG (Registered)	2,784	509,867
SGS S.A. (Registered)	710	1,500,411
Sika AG	271	1,072,670
Sonova Holding AG (Registered)	6,598	842,634
STMicroelectronics N.V.	87,494	485,651
Sulzer AG (Registered)	1,793	178,079
Swatch Group AG	3,826	1,325,402
Swatch Group AG (Registered)	6,696	450,903
Swiss Life Holding AG (Registered)*	3,962	1,053,594
Swiss Prime Site AG (Registered)*	8,077	712,318
Swiss Reinsurance AG	44,715	4,134,120
Swisscom AG (Registered)	3,344	1,817,108
Syngenta AG (Registered)	11,803	4,909,989
UBS Group AG (Registered)	463,819	7,471,849
Wolseley plc	32,166	1,819,756
Zurich Insurance Group AG*	19,084	4,431,862

		143,701,051

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (15.5%)
3i Group plc	124,252	$814,477
Aberdeen Asset Management plc	107,643	428,867
Admiral Group plc	27,804	791,881
Aggreko plc	33,946	525,091
Anglo American plc	177,449	1,407,088
ARM Holdings plc	176,138	2,565,199
Ashtead Group plc	62,475	775,265
Associated British Foods plc	44,608	2,145,645
AstraZeneca plc	160,306	8,985,096
Auto Trader Group plc§	86,583	484,984
Aviva plc	512,696	3,358,536
Babcock International Group plc	33,144	451,991
BAE Systems plc	399,082	2,917,494
Barclays plc	2,130,426	4,589,736
Barratt Developments plc	129,072	1,039,053
Berkeley Group Holdings plc	16,840	778,320
BP plc	2,323,191	11,683,396
British American Tobacco plc	236,450	13,889,693
British Land Co. plc (REIT)	123,219	1,239,698
BT Group plc	1,074,006	6,794,894
Bunzl plc	43,456	1,262,629
Burberry Group plc	56,415	1,106,005
Capita plc	83,732	1,253,110
Centrica plc	653,800	2,138,149
CNH Industrial N.V.	116,723	793,594
Cobham plc	137,932	430,086
Compass Group plc	208,480	3,676,993
Croda International plc	16,451	718,047
Diageo plc	319,041	8,621,459
Direct Line Insurance Group plc	166,811	886,934
Dixons Carphone plc	118,337	724,546
easyJet plc	21,614	471,545
Fiat Chrysler Automobiles N.V.	121,579	982,248
G4S plc	204,131	558,807
GKN plc	219,253	909,437
GlaxoSmithKline plc	617,308	12,518,913
Hammerson plc (REIT)	95,640	794,645
Hargreaves Lansdown plc	33,617	648,916
HSBC Holdings plc	2,484,081	15,480,516
ICAP plc	75,359	513,897
IMI plc	35,929	491,519
Imperial Brands plc	121,599	6,746,597
Inmarsat plc	59,686	843,953
InterContinental Hotels Group plc	30,604	1,261,948
International Consolidated Airlines Group S.A.	104,676	834,967
Intertek Group plc	20,090	913,814
Intu Properties plc (REIT)	121,961	548,271
ITV plc	488,033	1,690,661
J Sainsbury plc	178,758	709,376
Johnson Matthey plc	23,857	940,221
Kingfisher plc	297,764	1,611,009
Land Securities Group plc (REIT)	102,227	1,616,527
Legal & General Group plc	746,832	2,522,843
Lloyds Banking Group plc	7,242,173	7,075,148
London Stock Exchange Group plc	39,507	1,600,122
Marks & Spencer Group plc	211,822	1,235,780
Meggitt plc	104,407	609,715
Merlin Entertainments plc§	93,168	620,221
National Grid plc	474,842	6,732,623
Next plc	18,374	1,425,041
Old Mutual plc	627,296	1,739,742
Pearson plc	105,811	1,329,747
Persimmon plc	39,690	1,188,549
Petrofac Ltd.	33,926	448,768
Provident Financial plc	16,415	699,030
Prudential plc	326,174	6,094,761
Randgold Resources Ltd.	11,586	1,059,993
Reckitt Benckiser Group plc	80,819	7,811,934
RELX N.V.	129,890	2,268,019
RELX plc	139,736	2,597,004
Rexam plc	91,821	836,106
Rio Tinto Ltd.	53,404	1,747,593
Rio Tinto plc	157,362	4,419,648
Rolls-Royce Holdings plc*	236,961	2,321,086
Royal Bank of Scotland Group plc*	419,765	1,342,630
Royal Mail plc	111,520	769,940
RSA Insurance Group plc	124,733	852,206
SABMiller plc	123,241	7,533,328
Sage Group plc	137,793	1,244,824
Schroders plc	16,102	620,484
Segro plc (REIT)	96,340	567,725
Severn Trent plc	30,667	957,108
Sky plc	128,524	1,890,228
Smith & Nephew plc	111,388	1,836,582
Smiths Group plc	47,398	732,491
Sports Direct International plc*	34,305	186,292
SSE plc	129,471	2,774,415
St. James’s Place plc	62,022	818,192
Standard Chartered plc	411,862	2,795,307
Standard Life plc	252,197	1,289,858
Tate & Lyle plc	61,083	507,082
Taylor Wimpey plc	419,575	1,146,776
Tesco plc*	1,022,078	2,815,546
Travis Perkins plc	33,020	866,454
Unilever N.V. (CVA)	206,615	9,259,697
Unilever plc	162,789	7,370,725
United Utilities Group plc	86,944	1,152,581
Vodafone Group plc	3,368,037	10,700,203
Weir Group plc	28,612	455,321
Whitbread plc	23,609	1,342,774
William Hill plc	117,552	552,087
Wm Morrison Supermarkets plc	276,412	788,833
Worldpay Group plc*§	141,706	559,898
WPP plc	164,038	3,833,205

		262,312,008

United States (0.1%)
Carnival plc	24,066	1,296,871

Total Common Stocks (89.3%) (Cost $1,496,496,191)		1,507,935,565

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,725,765	2,725,765

Total Short-Term Investment (0.2%) (Cost $2,725,765)		2,725,765

Total Investments (89.5%) (Cost $1,499,221,956)		1,510,661,330
Other Assets Less Liabilities (10.5%)		177,721,769

Net Assets (100%)		$1,688,383,099

*	Non-income producing.

†	Security (totaling $1,069,263 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $3,858,739 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$195,959,559	11.6%
Consumer Staples	190,979,845	11.3
Energy	70,138,540	4.2
Financials	358,649,529	21.2
Health Care	172,894,621	10.2
Industrials	200,515,946	11.9
Information Technology	79,029,757	4.7
Investment Company	2,725,765	0.2
Materials	101,304,825	6.0
Telecommunication Services	80,127,491	4.7
Utilities	58,335,452	3.5
Cash and Other	177,721,769	10.5

		100.0%

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$7,086,531	$5,176	$237,544	$5,886,541	$—	$(14,640)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
E-Mini MSCI EAFE Index	43	June-16	$3,460,134	$3,494,825	$34,691
EURO Stoxx 50 Index	2,100	June-16	71,200,867	70,038,881	(1,161,986)
FTSE 100 Index	497	June-16	43,544,314	43,635,586	91,272
SPI 200 Index	181	June-16	17,644,771	17,572,123	(72,648)
TOPIX Index	353	June-16	41,904,623	42,264,650	360,027

					$(748,644)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	1,959	$1,496,099	$1,459,986	$36,113
British Pound vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	2,925	4,202,276	4,161,904	40,372
European Union Euro vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	6,279	7,161,990	6,909,639	252,351
Japanese Yen vs. U.S. Dollar, expiring 6/17/16	HSBC Bank plc	475,090	4,230,690	4,228,610	2,080

					$330,916

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/17/16	Credit Suisse	793	$890,128	$904,953	$(14,825)
Hong Kong Dollar vs. U.S. Dollar, expiring 4/5/16	Deutsche Bank AG	7,183	925,973	925,920	53
Singapore Dollar vs. U.S. Dollar, expiring 4/5/16	Deutsche Bank AG	459	341,152	340,852	300

					$(14,472)

					$316,444

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$179,282	$195,780,277	$—	$195,959,559
Consumer Staples	—	190,979,845	—	190,979,845
Energy	—	70,138,540	—	70,138,540
Financials	332,928	357,644,903	671,698	358,649,529
Health Care	160,870	172,733,751	—	172,894,621
Industrials	2,414,119	198,101,827	—	200,515,946
Information Technology	2,374,781	76,654,976	—	79,029,757
Materials	—	101,304,825	—	101,304,825
Telecommunication Services	—	80,127,491	—	80,127,491
Utilities	—	57,937,887	397,565	58,335,452
Forward Currency Contracts	—	331,269	—	331,269
Futures	485,990	—	—	485,990
Short-Term Investments	2,725,765	—	—	2,725,765

Total Assets	$8,673,735	$1,501,735,591	$1,069,263	$1,511,478,589

Liabilities:
Forward Currency Contracts	$—	$(14,825)	$—	$(14,825)
Futures	(1,234,634)	—	—	(1,234,634)

Total Liabilities	$(1,234,634)	$(14,825)	$—	$(1,249,459)

Total	$7,439,101	$1,501,720,766	$1,069,263	$1,510,229,130

(a)	Securities with a market value of $1,057,931 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,734,411
Aggregate gross unrealized depreciation	(259,878,324)

Net unrealized appreciation	$2,856,087

Federal income tax cost of investments	$1,507,805,243

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.3%)
BorgWarner, Inc.	41,568	$1,596,211
Delphi Automotive plc	52,146	3,911,993
Goodyear Tire & Rubber Co.	50,208	1,655,860
Johnson Controls, Inc.	122,295	4,765,836

		11,929,900

Automobiles (0.5%)
Ford Motor Co.	735,931	9,935,069
General Motors Co.	265,284	8,337,876
Harley-Davidson, Inc.	34,086	1,749,634

		20,022,579

Distributors (0.1%)
Genuine Parts Co.	27,843	2,766,480

Diversified Consumer Services (0.0%)
H&R Block, Inc.	43,279	1,143,431

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	85,029	4,486,980
Chipotle Mexican Grill, Inc.*	5,744	2,705,252
Darden Restaurants, Inc.	21,234	1,407,814
Marriott International, Inc., Class A	35,902	2,555,504
McDonald’s Corp.	170,238	21,395,512
Royal Caribbean Cruises Ltd.	31,577	2,594,051
Starbucks Corp.	279,035	16,658,390
Starwood Hotels & Resorts Worldwide, Inc.	31,939	2,664,671
Wyndham Worldwide Corp.	20,726	1,584,088
Wynn Resorts Ltd.	14,994	1,400,889
Yum! Brands, Inc.	77,109	6,311,372

		63,764,523

Household Durables (0.4%)
D.R. Horton, Inc.	61,300	1,853,099
Garmin Ltd.	21,195	846,952
Harman International Industries, Inc.	13,002	1,157,698
Leggett & Platt, Inc.	25,019	1,210,920
Lennar Corp., Class A	34,047	1,646,513
Mohawk Industries, Inc.*	12,427	2,372,314
Newell Rubbermaid, Inc.	52,065	2,305,959
PulteGroup, Inc.	58,428	1,093,188
Whirlpool Corp.	14,426	2,601,585

		15,088,228

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	72,913	43,284,073
Expedia, Inc.	22,894	2,468,431
Netflix, Inc.*	80,842	8,264,478
Priceline Group, Inc.*	9,461	12,194,851
TripAdvisor, Inc.*	20,991	1,395,901

		67,607,734

Leisure Products (0.1%)
Hasbro, Inc.	20,957	1,678,656
Mattel, Inc.	63,814	2,145,426

		3,824,082

Media (2.8%)
Cablevision Systems Corp. - New York Group, Class A	43,629	1,439,757
CBS Corp. (Non-Voting), Class B	79,614	4,385,935
Comcast Corp., Class A	459,231	28,049,829
Discovery Communications, Inc., Class A*	28,697	821,595
Discovery Communications, Inc., Class C*	44,841	1,210,707
Interpublic Group of Cos., Inc.	76,304	1,751,177
News Corp., Class A	68,243	871,463
News Corp., Class B	21,382	283,312
Omnicom Group, Inc.	45,232	3,764,659
Scripps Networks Interactive, Inc., Class A	17,285	1,132,168
TEGNA, Inc.	40,688	954,541
Time Warner Cable, Inc.	53,476	10,942,259
Time Warner, Inc.	149,113	10,818,148
Twenty-First Century Fox, Inc., Class A	211,336	5,892,048
Twenty-First Century Fox, Inc., Class B	81,387	2,295,113
Viacom, Inc., Class B	65,984	2,723,820
Walt Disney Co.	283,385	28,142,964

		105,479,495

Multiline Retail (0.6%)
Dollar General Corp.	54,873	4,697,129
Dollar Tree, Inc.*	43,957	3,624,694
Kohl’s Corp.	34,955	1,629,253
Macy’s, Inc.	57,772	2,547,167
Nordstrom, Inc.	23,813	1,362,342
Target Corp.	113,672	9,352,932

		23,213,517

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	14,251	2,285,005
AutoNation, Inc.*	13,376	624,392
AutoZone, Inc.*	5,737	4,570,610
Bed Bath & Beyond, Inc.*	31,167	1,547,130
Best Buy Co., Inc.	53,106	1,722,759
CarMax, Inc.*	36,874	1,884,261
GameStop Corp., Class A	18,465	585,894
Gap, Inc.	42,717	1,255,880
Home Depot, Inc.	239,399	31,943,009
L Brands, Inc.	48,080	4,221,905
Lowe’s Cos., Inc.	172,694	13,081,570
O’Reilly Automotive, Inc.*	18,409	5,037,807
Ross Stores, Inc.	76,173	4,410,417
Signet Jewelers Ltd.	14,873	1,844,698
Staples, Inc.	118,155	1,303,250
Tiffany & Co.	20,765	1,523,736
TJX Cos., Inc.	126,416	9,904,694
Tractor Supply Co.	24,742	2,238,161
Urban Outfitters, Inc.*	18,014	596,083

		90,581,261

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	52,065	2,087,286
Hanesbrands, Inc.	72,765	2,062,160
Michael Kors Holdings Ltd.*	33,772	1,923,653
NIKE, Inc., Class B	254,793	15,662,126
PVH Corp.	15,254	1,511,061
Ralph Lauren Corp.	10,863	1,045,672
Under Armour, Inc., Class A*	35,151	2,981,859
VF Corp.	63,993	4,144,187

		31,418,004

Total Consumer Discretionary		436,839,234

Consumer Staples (9.4%)
Beverages (2.2%)
Brown-Forman Corp., Class B	18,842	1,855,372
Coca-Cola Co.	735,598	34,124,391
Coca-Cola Enterprises, Inc.	39,440	2,001,185
Constellation Brands, Inc., Class A	33,054	4,994,129
Dr. Pepper Snapple Group, Inc.	35,364	3,162,249
Molson Coors Brewing Co., Class B	34,390	3,307,630
Monster Beverage Corp.*	28,399	3,787,859

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	272,901	$27,966,894

		81,199,709

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	83,057	13,088,122
CVS Health Corp.	207,429	21,516,610
Kroger Co.	183,739	7,028,017
Sysco Corp.	99,051	4,628,653
Walgreens Boots Alliance, Inc.	162,903	13,722,949
Wal-Mart Stores, Inc.	296,152	20,283,450
Whole Foods Market, Inc.	61,234	1,904,990

		82,172,791

Food Products (1.5%)
Archer-Daniels-Midland Co.	111,760	4,058,006
Campbell Soup Co.	33,777	2,154,635
ConAgra Foods, Inc.	80,903	3,609,892
General Mills, Inc.	111,995	7,094,883
Hershey Co.	26,705	2,459,264
Hormel Foods Corp.	52,534	2,271,570
J.M. Smucker Co.	22,800	2,960,352
Kellogg Co.	47,528	3,638,268
Kraft Heinz Co.	112,220	8,816,003
McCormick & Co., Inc. (Non-Voting)	21,769	2,165,580
Mead Johnson Nutrition Co.	34,797	2,956,701
Mondelez International, Inc., Class A	296,134	11,880,896
Tyson Foods, Inc., Class A	55,098	3,672,833

		57,738,883

Household Products (1.8%)
Church & Dwight Co., Inc.	24,715	2,278,229
Clorox Co.	24,566	3,096,790
Colgate-Palmolive Co.	168,485	11,903,465
Kimberly-Clark Corp.	68,188	9,171,968
Procter & Gamble Co.	500,776	41,218,872

		67,669,324

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	41,909	3,952,438

Tobacco (1.6%)
Altria Group, Inc.	369,648	23,162,144
Philip Morris International, Inc.	292,480	28,695,213
Reynolds American, Inc.	156,204	7,858,623

		59,715,980

Total Consumer Staples		352,449,125

Energy (6.1%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	81,699	3,580,867
Cameron International Corp.*	36,228	2,429,087
Diamond Offshore Drilling, Inc.	15,030	326,602
FMC Technologies, Inc.*	41,957	1,147,944
Halliburton Co.	160,871	5,746,312
Helmerich & Payne, Inc.	19,732	1,158,663
National Oilwell Varco, Inc.	69,985	2,176,534
Schlumberger Ltd.	237,079	17,484,576
Transocean Ltd.	66,153	604,638

		34,655,223

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	95,566	4,450,509
Apache Corp.	71,711	3,500,214
Cabot Oil & Gas Corp.	86,418	1,962,553
California Resources Corp.	57	58
Chesapeake Energy Corp.	99,270	408,992
Chevron Corp.#	355,553	33,919,756
Cimarex Energy Co.	17,692	1,720,901
Columbia Pipeline Group, Inc.	76,577	1,922,083
Concho Resources, Inc.*	24,140	2,439,106
ConocoPhillips Co.	233,330	9,396,199
Devon Energy Corp.	95,531	2,621,371
EOG Resources, Inc.	103,762	7,531,046
EQT Corp.	31,195	2,098,176
Exxon Mobil Corp.	783,946	65,530,046
Hess Corp.	49,966	2,630,710
Kinder Morgan, Inc.	344,543	6,153,538
Marathon Oil Corp.	159,478	1,776,585
Marathon Petroleum Corp.	99,816	3,711,159
Murphy Oil Corp.	28,692	722,751
Newfield Exploration Co.*	37,380	1,242,885
Noble Energy, Inc.	82,925	2,604,674
Occidental Petroleum Corp.	144,633	9,897,236
ONEOK, Inc.	38,311	1,143,966
Phillips 66	88,647	7,675,944
Pioneer Natural Resources Co.	30,615	4,308,755
Range Resources Corp.	30,947	1,002,064
Southwestern Energy Co.*	75,128	606,283
Spectra Energy Corp.	125,595	3,843,207
Tesoro Corp.	22,207	1,910,024
Valero Energy Corp.	88,725	5,690,822
Williams Cos., Inc.	132,487	2,129,066

		194,550,679

Total Energy		229,205,902

Financials (14.1%)
Banks (4.7%)
Bank of America Corp.	1,949,353	26,355,253
BB&T Corp.	147,335	4,901,835
Citigroup, Inc.	556,488	23,233,374
Citizens Financial Group, Inc.	98,249	2,058,317
Comerica, Inc.	32,559	1,233,009
Fifth Third Bancorp	147,278	2,458,070
Huntington Bancshares, Inc./Ohio	148,563	1,417,291
JPMorgan Chase & Co.	692,843	41,030,162
KeyCorp	157,715	1,741,174
M&T Bank Corp.	30,055	3,336,105
People’s United Financial, Inc.	59,678	950,670
PNC Financial Services Group, Inc.‡	94,572	7,997,954
Regions Financial Corp.	239,077	1,876,754
SunTrust Banks, Inc./Georgia	94,508	3,409,849
U.S. Bancorp	308,247	12,511,746
Wells Fargo & Co.	872,099	42,174,708
Zions Bancorp	39,477	955,738

		177,642,009

Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	10,150	1,648,360
Ameriprise Financial, Inc.	31,884	2,997,415
Bank of New York Mellon Corp.	203,033	7,477,705
BlackRock, Inc.‡	23,837	8,118,167
Charles Schwab Corp.	225,637	6,322,349
E*TRADE Financial Corp.*	53,137	1,301,325
Franklin Resources, Inc.	70,425	2,750,096
Goldman Sachs Group, Inc.	74,146	11,639,439
Invesco Ltd.	78,151	2,404,706
Legg Mason, Inc.	18,988	658,504
Morgan Stanley	288,842	7,223,939
Northern Trust Corp.	40,252	2,623,223
State Street Corp.	75,439	4,414,690
T. Rowe Price Group, Inc.	46,386	3,407,516

		62,987,434

Consumer Finance (0.7%)
American Express Co.	154,659	9,496,063
Capital One Financial Corp.	99,538	6,898,979
Discover Financial Services	78,171	3,980,467
Navient Corp.	64,717	774,662

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial*	157,379	$4,510,482

		25,660,653

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	353,708	50,184,091
CME Group, Inc./Illinois	63,669	6,115,407
Intercontinental Exchange, Inc.	22,252	5,232,335
Leucadia National Corp.	60,771	982,667
McGraw Hill Financial, Inc.	50,076	4,956,523
Moody’s Corp.	31,962	3,086,251
Nasdaq, Inc.	22,608	1,500,719

		72,057,993

Insurance (2.4%)
Aflac, Inc.	79,281	5,005,802
Allstate Corp.	71,368	4,808,062
American International Group, Inc.	216,944	11,725,823
Aon plc	51,020	5,329,039
Assurant, Inc.	11,980	924,257
Chubb Ltd.	86,963	10,361,641
Cincinnati Financial Corp.	28,767	1,880,211
Hartford Financial Services Group, Inc.	74,839	3,448,581
Lincoln National Corp.	44,916	1,760,707
Loews Corp.	50,487	1,931,633
Marsh & McLennan Cos., Inc.	98,390	5,981,128
MetLife, Inc.	206,949	9,093,339
Principal Financial Group, Inc.	51,384	2,027,099
Progressive Corp.	109,661	3,853,488
Prudential Financial, Inc.	84,225	6,082,729
Torchmark Corp.	21,111	1,143,372
Travelers Cos., Inc.	55,743	6,505,766
Unum Group	45,305	1,400,831
Willis Towers Watson plc	25,899	3,073,175
XL Group plc	54,316	1,998,829

		88,335,512

Real Estate Investment Trusts (REITs) (2.7%)
American Tower Corp. (REIT)	80,012	8,190,828
Apartment Investment & Management Co. (REIT), Class A	28,537	1,193,417
AvalonBay Communities, Inc. (REIT)	25,930	4,931,886
Boston Properties, Inc. (REIT)	28,805	3,660,539
Crown Castle International Corp. (REIT)	63,028	5,451,922
Equinix, Inc. (REIT)	12,968	4,288,647
Equity Residential (REIT)	68,958	5,173,919
Essex Property Trust, Inc. (REIT)	12,214	2,856,366
Extra Space Storage, Inc. (REIT)	23,878	2,231,638
Federal Realty Investment Trust (REIT)	12,915	2,015,386
General Growth Properties, Inc. (REIT)	108,713	3,232,038
HCP, Inc. (REIT)	87,371	2,846,547
Host Hotels & Resorts, Inc. (REIT)	142,049	2,372,218
Iron Mountain, Inc. (REIT)	35,138	1,191,530
Kimco Realty Corp. (REIT)	80,390	2,313,624
Macerich Co. (REIT)	23,286	1,845,183
Prologis, Inc. (REIT)	98,790	4,364,542
Public Storage (REIT)	27,843	7,679,935
Realty Income Corp. (REIT)	47,560	2,972,976
Simon Property Group, Inc. (REIT)	58,398	12,128,681
SL Green Realty Corp. (REIT)	18,706	1,812,237
UDR, Inc. (REIT)	50,709	1,953,818
Ventas, Inc. (REIT)	63,721	4,011,874
Vornado Realty Trust (REIT)	32,993	3,115,529
Welltower, Inc. (REIT)	66,994	4,645,364
Weyerhaeuser Co. (REIT)	148,980	4,615,400

		101,096,044

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	53,912	1,553,744

Total Financials		529,333,389

Health Care (12.9%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	42,355	5,896,663
Amgen, Inc.	141,963	21,284,513
Baxalta, Inc.	128,460	5,189,784
Biogen, Inc.*	41,316	10,755,381
Celgene Corp.*	147,545	14,767,779
Gilead Sciences, Inc.	258,052	23,704,657
Regeneron Pharmaceuticals, Inc.*	14,808	5,337,395
Vertex Pharmaceuticals, Inc.*	46,491	3,695,570

		90,631,742

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	278,061	11,631,292
Baxter International, Inc.	103,332	4,244,878
Becton Dickinson and Co.	39,672	6,023,003
Boston Scientific Corp.*	254,224	4,781,953
C.R. Bard, Inc.	13,755	2,787,726
Dentsply Sirona, Inc.	46,725	2,879,662
Edwards Lifesciences Corp.*	40,189	3,545,072
Hologic, Inc.*	46,532	1,605,354
Intuitive Surgical, Inc.*	7,115	4,276,471
Medtronic plc	265,451	19,908,825
St. Jude Medical, Inc.	53,621	2,949,155
Stryker Corp.	59,193	6,350,817
Varian Medical Systems, Inc.*	18,139	1,451,483
Zimmer Biomet Holdings, Inc.	33,785	3,602,494

		76,038,185

Health Care Providers & Services (2.4%)
Aetna, Inc.	65,939	7,408,247
AmerisourceBergen Corp.	36,673	3,174,048
Anthem, Inc.	49,281	6,849,566
Cardinal Health, Inc.	62,157	5,093,766
Centene Corp.*	32,065	1,974,242
Cigna Corp.	48,345	6,634,868
DaVita HealthCare Partners, Inc.*	30,899	2,267,369
Express Scripts Holding Co.*	126,109	8,662,427
HCA Holdings, Inc.*	57,736	4,506,295
Henry Schein, Inc.*	15,340	2,648,144
Humana, Inc.	28,017	5,125,710
Laboratory Corp. of America Holdings*	19,017	2,227,461
McKesson Corp.	43,176	6,789,426
Patterson Cos., Inc.	16,722	778,075
Quest Diagnostics, Inc.	27,845	1,989,525
Tenet Healthcare Corp.*	16,827	486,805
UnitedHealth Group, Inc.	179,466	23,133,167
Universal Health Services, Inc., Class B	17,144	2,138,200

		91,887,341

Health Care Technology (0.1%)
Cerner Corp.*	56,996	3,018,508

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	60,656	2,417,142
Illumina, Inc.*	27,791	4,505,199
PerkinElmer, Inc.	20,249	1,001,515
Thermo Fisher Scientific, Inc.	74,869	10,600,702
Waters Corp.*	15,446	2,037,636

		20,562,194

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (5.4%)
AbbVie, Inc.	304,128	$17,371,791
Allergan plc*	74,536	19,977,884
Bristol-Myers Squibb Co.	315,151	20,131,846
Eli Lilly & Co.	183,753	13,232,054
Endo International plc*	38,236	1,076,344
Johnson & Johnson	520,908	56,362,246
Mallinckrodt plc*	21,087	1,292,211
Merck & Co., Inc.	523,929	27,721,083
Mylan N.V.*	77,431	3,588,927
Perrigo Co. plc	27,539	3,523,064
Pfizer, Inc.	1,141,790	33,842,656
Zoetis, Inc.	85,976	3,811,316

		201,931,422

Total Health Care		484,069,392

Industrials (9.1%)
Aerospace & Defense (2.2%)
Boeing Co.	117,532	14,919,512
General Dynamics Corp.	55,194	7,250,836
Honeywell International, Inc.	145,286	16,279,296
L-3 Communications Holdings, Inc.	14,336	1,698,816
Lockheed Martin Corp.	49,624	10,991,716
Northrop Grumman Corp.	34,219	6,771,940
Raytheon Co.	56,449	6,922,341
Rockwell Collins, Inc.	24,843	2,290,773
Textron, Inc.	51,731	1,886,112
United Technologies Corp.	146,821	14,696,782

		83,708,124

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	26,769	1,987,063
Expeditors International of Washington, Inc.	33,358	1,628,204
FedEx Corp.	48,399	7,875,485
United Parcel Service, Inc., Class B	130,275	13,740,104

		25,230,856

Airlines (0.5%)
American Airlines Group, Inc.	113,795	4,666,733
Delta Air Lines, Inc.	146,874	7,149,826
Southwest Airlines Co.	120,423	5,394,950
United Continental Holdings, Inc.*	67,860	4,062,100

		21,273,609

Building Products (0.1%)
Allegion plc	17,528	1,116,709
Masco Corp.	63,684	2,002,862

		3,119,571

Commercial Services & Supplies (0.4%)
ADT Corp.	32,194	1,328,324
Cintas Corp.	17,260	1,550,121
Pitney Bowes, Inc.	34,812	749,850
Republic Services, Inc.	45,158	2,151,779
Stericycle, Inc.*	15,910	2,007,683
Tyco International plc	80,321	2,948,584
Waste Management, Inc.	78,248	4,616,632

		15,352,973

Construction & Engineering (0.1%)
Fluor Corp.	26,220	1,408,014
Jacobs Engineering Group, Inc.*	22,381	974,693
Quanta Services, Inc.*	28,054	632,898

		3,015,605

Electrical Equipment (0.4%)
AMETEK, Inc.	43,922	2,195,222
Eaton Corp. plc	86,495	5,411,127
Emerson Electric Co.	121,350	6,599,013
Rockwell Automation, Inc.	24,660	2,805,075

		17,010,437

Industrial Conglomerates (2.4%)
3M Co.	114,270	19,040,810
Danaher Corp.	112,879	10,707,702
General Electric Co.#	1,761,452	55,996,559
Roper Technologies, Inc.	18,854	3,445,946

		89,191,017

Machinery (1.1%)
Caterpillar, Inc.	109,925	8,413,659
Cummins, Inc.	30,603	3,364,494
Deere & Co.	56,508	4,350,551
Dover Corp.	30,291	1,948,620
Flowserve Corp.	24,151	1,072,546
Illinois Tool Works, Inc.	61,558	6,306,002
Ingersoll-Rand plc	48,436	3,003,516
PACCAR, Inc.	66,068	3,613,259
Parker-Hannifin Corp.	25,363	2,817,322
Pentair plc	33,817	1,834,910
Snap-on, Inc.	10,925	1,715,116
Stanley Black & Decker, Inc.	28,400	2,987,964
Xylem, Inc.	33,287	1,361,438

		42,789,397

Professional Services (0.3%)
Dun & Bradstreet Corp.	6,408	660,537
Equifax, Inc.	22,368	2,556,439
Nielsen Holdings plc	68,251	3,594,098
Robert Half International, Inc.	24,337	1,133,617
Verisk Analytics, Inc.*	29,212	2,334,623

		10,279,314

Road & Rail (0.7%)
CSX Corp.	181,768	4,680,526
J.B. Hunt Transport Services, Inc.	16,806	1,415,737
Kansas City Southern	20,592	1,759,586
Norfolk Southern Corp.	56,326	4,689,140
Ryder System, Inc.	9,405	609,256
Union Pacific Corp.	159,804	12,712,408

		25,866,653

Trading Companies & Distributors (0.2%)
Fastenal Co.	54,920	2,691,080
United Rentals, Inc.*	18,242	1,134,470
W.W. Grainger, Inc.	10,627	2,480,661

		6,306,211

Total Industrials		343,143,767

Information Technology (18.8%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	949,955	27,045,219
F5 Networks, Inc.*	12,969	1,372,769
Harris Corp.	23,326	1,816,162
Juniper Networks, Inc.	66,013	1,683,992
Motorola Solutions, Inc.	30,150	2,282,355

		34,200,497

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	57,463	3,322,511
Corning, Inc.	209,032	4,366,678
FLIR Systems, Inc.	27,603	909,519
TE Connectivity Ltd.	69,736	4,318,053

		12,916,761

Internet Software & Services (3.9%)
Akamai Technologies, Inc.*	33,352	1,853,371
Alphabet, Inc., Class A*	55,325	42,207,442
Alphabet, Inc., Class C*	56,164	41,839,372
eBay, Inc.*	204,723	4,884,691
Facebook, Inc., Class A*	433,266	49,435,650

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	18,370	$1,626,480
Yahoo!, Inc.*	163,138	6,005,110

		147,852,116

IT Services (3.4%)
Accenture plc, Class A	118,587	13,684,940
Alliance Data Systems Corp.*	11,260	2,477,200
Automatic Data Processing, Inc.	86,336	7,745,203
Cognizant Technology Solutions Corp., Class A*	114,639	7,187,865
CSRA, Inc.	23,933	643,798
Fidelity National Information Services, Inc.	52,123	3,299,907
Fiserv, Inc.*	42,127	4,321,388
International Business Machines Corp.#	166,894	25,276,096
MasterCard, Inc., Class A	185,125	17,494,312
Paychex, Inc.	59,824	3,231,094
PayPal Holdings, Inc.*	209,996	8,105,846
Teradata Corp.*	26,972	707,745
Total System Services, Inc.	31,370	1,492,585
Visa, Inc., Class A	362,247	27,704,650
Western Union Co.	95,023	1,832,994
Xerox Corp.	178,667	1,993,924

		127,199,547

Semiconductors & Semiconductor Equipment (2.5%)
Analog Devices, Inc.	58,265	3,448,705
Applied Materials, Inc.	213,453	4,520,935
Broadcom Ltd.	70,017	10,817,627
First Solar, Inc.*	14,009	959,196
Intel Corp.	891,760	28,848,436
KLA-Tencor Corp.	29,761	2,166,898
Lam Research Corp.	30,844	2,547,714
Linear Technology Corp.	46,579	2,075,560
Microchip Technology, Inc.	37,536	1,809,235
Micron Technology, Inc.*	195,803	2,050,057
NVIDIA Corp.	95,182	3,391,335
Qorvo, Inc.*	24,598	1,239,985
QUALCOMM, Inc.	282,193	14,431,350
Skyworks Solutions, Inc.	36,215	2,821,149
Texas Instruments, Inc.	189,712	10,893,263
Xilinx, Inc.	48,518	2,301,209

		94,322,654

Software (3.9%)
Activision Blizzard, Inc.	96,217	3,255,983
Adobe Systems, Inc.*	94,092	8,825,830
Autodesk, Inc.*	42,673	2,488,263
CA, Inc.	56,472	1,738,773
Citrix Systems, Inc.*	29,977	2,355,593
Electronic Arts, Inc.*	58,379	3,859,436
Intuit, Inc.	48,514	5,045,941
Microsoft Corp.	1,493,181	82,468,387
Oracle Corp.	594,783	24,332,572
Red Hat, Inc.*	33,869	2,523,579
salesforce.com, Inc.*	118,521	8,750,405
Symantec Corp.	123,125	2,263,037

		147,907,799

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.#	1,046,798	114,090,514
EMC Corp.	367,536	9,794,834
Hewlett Packard Enterprise Co.	323,985	5,744,254
HP, Inc.	325,934	4,015,507
NetApp, Inc.	54,786	1,495,110
SanDisk Corp.	37,674	2,866,238
Seagate Technology plc	56,301	1,939,570
Western Digital Corp.	43,435	2,051,869

		141,997,896

Total Information Technology		706,397,270

Materials (2.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	36,618	5,274,823
Airgas, Inc.	12,487	1,768,659
CF Industries Holdings, Inc.	43,296	1,356,897
Dow Chemical Co.	210,801	10,721,339
E.I. du Pont de Nemours & Co.	164,536	10,418,420
Eastman Chemical Co.	28,838	2,082,969
Ecolab, Inc.	49,883	5,562,952
FMC Corp.	24,084	972,271
International Flavors & Fragrances, Inc.	15,645	1,779,932
LyondellBasell Industries N.V., Class A	65,275	5,586,234
Monsanto Co.	83,125	7,293,387
Mosaic Co.	66,513	1,795,851
PPG Industries, Inc.	50,355	5,614,079
Praxair, Inc.	53,553	6,129,141
Sherwin-Williams Co.	14,832	4,222,225

		70,579,179

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	11,872	1,893,703
Vulcan Materials Co.	25,254	2,666,065

		4,559,768

Containers & Packaging (0.3%)
Avery Dennison Corp.	16,515	1,190,897
Ball Corp.	27,131	1,934,169
International Paper Co.	77,349	3,174,403
Owens-Illinois, Inc.*	31,171	497,489
Sealed Air Corp.	36,232	1,739,498
WestRock Co.	46,913	1,831,014

		10,367,470

Metals & Mining (0.3%)
Alcoa, Inc.	254,864	2,441,597
Freeport-McMoRan, Inc.	238,376	2,464,808
Newmont Mining Corp.	100,296	2,665,868
Nucor Corp.	58,972	2,789,375

		10,361,648

Total Materials		95,868,065

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,161,220	45,484,987
CenturyLink, Inc.	102,621	3,279,767
Frontier Communications Corp.	216,465	1,210,039
Level 3 Communications, Inc.*	54,781	2,895,176
Verizon Communications, Inc.	769,018	41,588,494

Total Telecommunication Services		94,458,463

Utilities (3.1%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	92,314	6,129,650
Duke Energy Corp.	129,936	10,483,237
Edison International	61,333	4,409,229
Entergy Corp.	33,874	2,685,531
Eversource Energy	59,201	3,453,786
Exelon Corp.	172,953	6,202,095
FirstEnergy Corp.	80,367	2,890,801
NextEra Energy, Inc.	87,010	10,296,763
PG&E Corp.	93,249	5,568,830
Pinnacle West Capital Corp.	20,634	1,548,994

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	127,200	$4,842,504
Southern Co.	172,298	8,912,976
Xcel Energy, Inc.	95,189	3,980,804

		71,405,200

Gas Utilities (0.0%)
AGL Resources, Inc.	22,316	1,453,664

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	125,159	1,476,876
NRG Energy, Inc.	63,232	822,648

		2,299,524

Multi-Utilities (1.0%)
Ameren Corp.	47,227	2,366,073
CenterPoint Energy, Inc.	80,399	1,681,947
CMS Energy Corp.	53,822	2,284,206
Consolidated Edison, Inc.	55,117	4,223,065
Dominion Resources, Inc.	112,549	8,454,681
DTE Energy Co.	34,131	3,094,316
NiSource, Inc.	58,957	1,389,027
Public Service Enterprise Group, Inc.	95,232	4,489,236
SCANA Corp.	26,780	1,878,617
Sempra Energy	44,451	4,625,127
TECO Energy, Inc.	43,210	1,189,571
WEC Energy Group, Inc.	58,947	3,540,946

		39,216,812

Water Utilities (0.1%)
American Water Works Co., Inc.	33,432	2,304,468

Total Utilities		116,679,668

Total Common Stocks (90.2%) (Cost $2,252,855,083)		3,388,444,275

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	27,169,180	27,169,180

Total Short-Term Investment (0.7%) (Cost $27,169,180)		27,169,180

Total Investments (90.9%) (Cost $2,280,024,263)		3,415,613,455
Other Assets Less Liabilities (9.1%)		341,276,021

Net Assets (100%)		$3,756,889,476

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,060,753.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$6,018,691	$—	$287,152	$5,745,756	$39,738	$(24,058)
PNC Financial Services Group, Inc.	6,765,199	—	391,669	5,663,737	36,200	(46,555)

	$12,783,890	$—	$678,821	$11,409,493	$75,938	$(70,613)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	3,598	June-16	$356,486,543	$369,064,850	$12,578,307

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$436,839,234	$—	$—	$436,839,234
Consumer Staples	352,449,125	—	—	352,449,125
Energy	229,205,902	—	—	229,205,902
Financials	529,333,389	—	—	529,333,389
Health Care	484,069,392	—	—	484,069,392
Industrials	343,143,767	—	—	343,143,767
Information Technology	706,397,270	—	—	706,397,270
Materials	95,868,065	—	—	95,868,065
Telecommunication Services	94,458,463	—	—	94,458,463
Utilities	116,679,668	—	—	116,679,668
Futures	12,578,307	—	—	12,578,307
Short-Term Investments	27,169,180	—	—	27,169,180

Total Assets	$3,428,191,762	$—	$—	$3,428,191,762

Total Liabilities	$—	$—	$—	$—

Total	$3,428,191,762	$—	$—	$3,428,191,762

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,217,729,779
Aggregate gross unrealized depreciation	(83,236,097)

Net unrealized appreciation	$1,134,493,682

Federal income tax cost of investments	$2,281,119,773

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.4%)
Dana Holding Corp.	17,048	$240,206
Gentex Corp.	32,748	513,816

		754,022

Automobiles (0.2%)
Thor Industries, Inc.	5,154	328,671

Distributors (0.8%)
LKQ Corp.*	34,575	1,103,980
Pool Corp.	4,772	418,695

		1,522,675

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.	6,377	110,131
Graham Holdings Co., Class B	508	243,840
Service Corp. International	22,064	544,539
Sotheby’s, Inc.	6,370	170,270

		1,068,780

Hotels, Restaurants & Leisure (2.0%)
Brinker International, Inc.	6,567	301,754
Buffalo Wild Wings, Inc.*	2,134	316,088
Cheesecake Factory, Inc.	5,091	270,281
Cracker Barrel Old Country Store, Inc.	2,725	416,026
Domino’s Pizza, Inc.	5,644	744,218
Dunkin’ Brands Group, Inc.	10,398	490,474
International Speedway Corp., Class A	3,014	111,247
Jack in the Box, Inc.	3,966	253,308
Panera Bread Co., Class A*	2,638	540,341
Wendy’s Co.	24,611	268,014

		3,711,751

Household Durables (2.2%)
CalAtlantic Group, Inc.	8,581	286,777
Jarden Corp.*	23,396	1,379,194
KB Home	9,823	140,272
M.D.C. Holdings, Inc.	4,414	110,615
NVR, Inc.*	415	718,946
Tempur Sealy International, Inc.*	7,072	429,907
Toll Brothers, Inc.*	17,782	524,747
TRI Pointe Group, Inc.*	16,352	192,627
Tupperware Brands Corp.	5,703	330,660

		4,113,745

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,616	189,153

Leisure Products (0.8%)
Brunswick Corp.	10,262	492,371
Polaris Industries, Inc.	6,862	675,770
Vista Outdoor, Inc.*	6,964	361,501

		1,529,642

Media (1.3%)
AMC Networks, Inc., Class A*	6,875	446,463
Cable One, Inc.	516	225,559
Cinemark Holdings, Inc.	11,885	425,840
DreamWorks Animation SKG, Inc., Class A*	8,055	200,972
John Wiley & Sons, Inc., Class A	5,527	270,215
Live Nation Entertainment, Inc.*	16,436	366,687
Meredith Corp.	4,259	202,302
New York Times Co., Class A	13,978	174,166
Time, Inc.	11,995	185,203

		2,497,407

Multiline Retail (0.4%)
Big Lots, Inc.	5,582	252,809
J.C. Penney Co., Inc.*	34,651	383,240

		636,049

Specialty Retail (2.4%)
Aaron’s, Inc.	7,314	183,581
Abercrombie & Fitch Co., Class A	7,572	238,821
American Eagle Outfitters, Inc.	19,236	320,664
Ascena Retail Group, Inc.*	19,275	213,182
Cabela’s, Inc.*	5,473	266,480
Chico’s FAS, Inc.	15,314	203,217
CST Brands, Inc.	8,518	326,154
Dick’s Sporting Goods, Inc.	10,173	475,588
Foot Locker, Inc.	15,525	1,001,362
Guess?, Inc.	7,189	134,938
Murphy USA, Inc.*	4,425	271,916
Office Depot, Inc.*	55,741	395,761
Williams-Sonoma, Inc.	9,381	513,516

		4,545,180

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	5,887	620,372
Deckers Outdoor Corp.*	3,636	217,833
Fossil Group, Inc.*	4,675	207,663
Kate Spade & Co.*	14,492	369,836
Skechers USA, Inc., Class A*	14,732	448,589

		1,864,293

Total Consumer Discretionary		22,761,368

Consumer Staples (3.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	1,087	201,171

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	4,417	500,534
Sprouts Farmers Market, Inc.*	16,068	466,615
SUPERVALU, Inc.*	30,231	174,130
United Natural Foods, Inc.*	5,676	228,743

		1,370,022

Food Products (2.3%)
Dean Foods Co.	10,312	178,604
Flowers Foods, Inc.	21,184	391,057
Hain Celestial Group, Inc.*	11,660	477,011
Ingredion, Inc.	8,141	869,377
Lancaster Colony Corp.	2,185	241,595
Post Holdings, Inc.*	7,190	494,456
Snyder’s-Lance, Inc.	8,904	280,298
Tootsie Roll Industries, Inc.	1,991	69,565
TreeHouse Foods, Inc.*	6,325	548,694
WhiteWave Foods Co.*	19,956	811,012

		4,361,669

Household Products (0.2%)
Energizer Holdings, Inc.	7,017	284,259

Personal Products (0.4%)
Avon Products, Inc.	49,485	238,023
Edgewell Personal Care Co.	6,730	541,967

		779,990

Total Consumer Staples		6,997,111

Energy (3.0%)
Energy Equipment & Services (1.3%)
Dril-Quip, Inc.*	4,338	262,709
Ensco plc, Class A	26,886	278,808
Nabors Industries Ltd.	32,009	294,483
Noble Corp. plc	27,523	284,863
Oceaneering International, Inc.	11,033	366,737
Oil States International, Inc.*	5,784	182,312

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	16,606	$292,598
Rowan Cos., plc, Class A	14,078	226,656
Superior Energy Services, Inc.	16,986	227,442

		2,416,608

Oil, Gas & Consumable Fuels (1.7%)
CONSOL Energy, Inc.	25,868	292,050
Denbury Resources, Inc.	40,093	89,006
Energen Corp.	10,879	398,063
Gulfport Energy Corp.*	13,368	378,849
HollyFrontier Corp.	20,178	712,687
QEP Resources, Inc.	21,529	303,774
SM Energy Co.	7,735	144,954
Western Refining, Inc.	7,689	223,673
World Fuel Services Corp.	7,980	387,668
WPX Energy, Inc.*	26,600	185,934

		3,116,658

Total Energy		5,533,266

Financials (22.7%)
Banks (5.0%)
Associated Banc-Corp.	16,950	304,083
BancorpSouth, Inc.	9,531	203,106
Bank of Hawaii Corp.	4,884	333,480
Bank of the Ozarks, Inc.	9,229	387,341
Cathay General Bancorp	8,409	238,227
Commerce Bancshares, Inc./Missouri	9,468	425,587
Cullen/Frost Bankers, Inc.	6,189	341,076
East West Bancorp, Inc.	16,248	527,735
F.N.B. Corp./Pennsylvania	23,520	305,995
First Horizon National Corp.	26,983	353,477
First Niagara Financial Group, Inc.	40,061	387,790
FirstMerit Corp.	18,692	393,467
Fulton Financial Corp.	19,638	262,756
Hancock Holding Co.	8,713	200,050
International Bancshares Corp.	6,228	153,582
PacWest Bancorp	12,888	478,789
PrivateBancorp, Inc.	8,958	345,779
Prosperity Bancshares, Inc.	7,436	344,956
Signature Bank/New York*	6,042	822,437
SVB Financial Group*	5,838	595,768
Synovus Financial Corp.	14,409	416,564
TCF Financial Corp.	19,299	236,606
Trustmark Corp.	7,557	174,038
Umpqua Holdings Corp.	24,859	394,264
Valley National Bancorp	25,215	240,551
Webster Financial Corp.	10,350	371,565

		9,239,069

Capital Markets (1.6%)
Eaton Vance Corp.	13,059	437,738
Federated Investors, Inc., Class B	10,670	307,830
Janus Capital Group, Inc.	16,634	243,355
Raymond James Financial, Inc.	14,441	687,536
SEI Investments Co.	15,615	672,226
Stifel Financial Corp.*	7,828	231,709
Waddell & Reed Financial, Inc., Class A	9,250	217,745
WisdomTree Investments, Inc.	12,887	147,298

		2,945,437

Consumer Finance (0.2%)
SLM Corp.*	48,109	305,973

Diversified Financial Services (1.4%)
CBOE Holdings, Inc.	9,274	605,871
FactSet Research Systems, Inc.	4,703	712,646
MarketAxess Holdings, Inc.	4,245	529,903
MSCI, Inc.	10,189	754,801

		2,603,221

Insurance (4.8%)
Alleghany Corp.*	1,768	877,282
American Financial Group, Inc./Ohio	8,095	569,645
Arthur J. Gallagher & Co.	19,997	889,466
Aspen Insurance Holdings Ltd.	6,892	328,748
Brown & Brown, Inc.	13,091	468,658
CNO Financial Group, Inc.	20,565	368,525
Endurance Specialty Holdings Ltd.	6,980	456,073
Everest Reinsurance Group Ltd.	4,853	958,128
First American Financial Corp.	12,345	470,468
Genworth Financial, Inc., Class A*	55,890	152,580
Hanover Insurance Group, Inc.	4,895	441,627
Kemper Corp.	5,422	160,328
Mercury General Corp.	3,692	204,906
Old Republic International Corp.	27,581	504,181
Primerica, Inc.	5,452	242,777
Reinsurance Group of America, Inc.	7,419	714,079
RenaissanceReinsurance Holdings Ltd.	4,925	590,163
W. R. Berkley Corp.	11,143	626,237

		9,023,871

Real Estate Investment Trusts (REITs) (8.7%)
Alexandria Real Estate Equities, Inc. (REIT)	8,254	750,206
American Campus Communities, Inc. (REIT)	14,634	689,115
Camden Property Trust (REIT)	9,832	826,773
Care Capital Properties, Inc. (REIT)	9,475	254,309
Communications Sales & Leasing, Inc. (REIT)	13,568	301,888
Corporate Office Properties Trust (REIT)	10,722	281,345
Corrections Corp. of America (REIT)	13,224	423,829
Douglas Emmett, Inc. (REIT)	15,826	476,521
Duke Realty Corp. (REIT)	39,088	881,044
EPR Properties (REIT)	7,158	476,866
Equity One, Inc. (REIT)	10,229	293,163
First Industrial Realty Trust, Inc. (REIT)	10,558	240,089
Healthcare Realty Trust, Inc. (REIT)	11,482	354,679
Highwoods Properties, Inc. (REIT)	10,850	518,738
Hospitality Properties Trust (REIT)	17,092	453,964
Kilroy Realty Corp. (REIT)	10,399	643,386
Lamar Advertising Co. (REIT), Class A	9,291	571,396
LaSalle Hotel Properties (REIT)	12,751	322,728
Liberty Property Trust (REIT)	16,609	555,737
Mack-Cali Realty Corp. (REIT)	10,126	237,961
Mid-America Apartment Communities, Inc. (REIT)	8,507	869,500
National Retail Properties, Inc. (REIT)	15,791	729,544
Omega Healthcare Investors, Inc. (REIT)	18,689	659,722
Post Properties, Inc. (REIT)	6,097	364,235
Potlatch Corp. (REIT)	4,606	145,089
Rayonier, Inc. (REIT)	13,968	344,730
Regency Centers Corp. (REIT)	10,923	817,587
Senior Housing Properties Trust (REIT)	26,798	479,416
Sovran Self Storage, Inc. (REIT)	4,429	522,401
Tanger Factory Outlet Centers, Inc. (REIT)	10,682	388,718
Taubman Centers, Inc. (REIT)	6,788	483,509
Urban Edge Properties (REIT)	10,393	268,555
Weingarten Realty Investors (REIT)	12,850	482,132

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WP Glimcher, Inc. (REIT)	20,861	$197,971

		16,306,846

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	5,198	190,663
Jones Lang LaSalle, Inc.	5,110	599,505

		790,168

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	54,936	873,482
Washington Federal, Inc.	10,478	237,327

		1,110,809

Total Financials		42,325,394

Health Care (7.2%)
Biotechnology (0.3%)
United Therapeutics Corp.*	5,150	573,865

Health Care Equipment & Supplies (3.4%)
ABIOMED, Inc.*	4,436	420,577
Align Technology, Inc.*	8,214	597,076
Cooper Cos., Inc.	5,484	844,371
Dentsply Sirona, Inc.	1	62
Halyard Health, Inc.*	5,283	151,781
Hill-Rom Holdings, Inc.	6,417	322,775
IDEXX Laboratories, Inc.*	10,205	799,256
LivaNova plc*	4,787	258,402
ResMed, Inc.	15,821	914,770
STERIS plc	9,692	688,617
Teleflex, Inc.	4,713	739,988
West Pharmaceutical Services, Inc.	8,182	567,176

		6,304,851

Health Care Providers & Services (1.7%)
Amsurg Corp.*	6,072	452,971
Centene Corp.*	1	65
Community Health Systems, Inc.*	12,936	239,445
LifePoint Health, Inc.*	4,874	337,524
MEDNAX, Inc.*	10,617	686,071
Molina Healthcare, Inc.*	4,630	298,589
Owens & Minor, Inc.	7,090	286,578
VCA, Inc.*	9,149	527,806
WellCare Health Plans, Inc.*	4,970	460,967

		3,290,016

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	21,323	281,677

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories, Inc., Class A*	2,356	322,112
Bio-Techne Corp.	4,195	396,511
Charles River Laboratories International, Inc.*	5,271	400,280
Mettler-Toledo International, Inc.*	3,061	1,055,310
PAREXEL International Corp.*	6,072	380,897

		2,555,110

Pharmaceuticals (0.3%)
Akorn, Inc.*	9,016	212,146
Catalent, Inc.*	11,103	296,117

		508,263

Total Health Care		13,513,782

Industrials (14.0%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.	11,630	536,376
Curtiss-Wright Corp.	5,085	384,782
Esterline Technologies Corp.*	3,332	213,481
Huntington Ingalls Industries, Inc.	5,304	726,330
KLX, Inc.*	5,982	192,261
Orbital ATK, Inc.	6,644	577,629
Teledyne Technologies, Inc.*	3,929	346,302
Triumph Group, Inc.	5,598	176,225

		3,153,386

Airlines (1.0%)
Alaska Air Group, Inc.	14,160	1,161,403
JetBlue Airways Corp.*	36,108	762,601

		1,924,004

Building Products (1.2%)
A.O. Smith Corp.	8,454	645,125
Fortune Brands Home & Security, Inc.	17,881	1,002,051
Lennox International, Inc.	4,532	612,681

		2,259,857

Commercial Services & Supplies (1.7%)
Clean Harbors, Inc.*	5,920	292,093
Copart, Inc.*	11,471	467,673
Deluxe Corp.	5,544	346,445
Herman Miller, Inc.	6,793	209,836
HNI Corp.	4,963	194,401
MSA Safety, Inc.	3,593	173,721
R.R. Donnelley & Sons Co.	23,566	386,482
Rollins, Inc.	10,590	287,201
Waste Connections, Inc.	13,809	891,923

		3,249,775

Construction & Engineering (0.7%)
AECOM*	17,205	529,742
Granite Construction, Inc.	4,466	213,475
KBR, Inc.	16,128	249,661
Valmont Industries, Inc.	2,575	318,888

		1,311,766

Electrical Equipment (1.1%)
Acuity Brands, Inc.	4,979	1,086,119
Hubbell, Inc.	6,059	641,830
Regal Beloit Corp.	5,036	317,721

		2,045,670

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,297	726,052

Machinery (3.9%)
AGCO Corp.	8,108	402,968
CLARCOR, Inc.	5,544	320,388
Crane Co.	5,610	302,154
Donaldson Co., Inc.	13,906	443,740
Graco, Inc.	6,279	527,185
IDEX Corp.	8,608	713,431
ITT Corp.	10,107	372,847
Joy Global, Inc.	11,021	177,107
Kennametal, Inc.	9,000	202,410
Lincoln Electric Holdings, Inc.	7,324	428,967
Nordson Corp.	6,069	461,487
Oshkosh Corp.	8,320	340,038
Terex Corp.	12,295	305,900
Timken Co.	7,968	266,848
Toro Co.	6,155	530,069
Trinity Industries, Inc.	17,235	315,573
Wabtec Corp.	10,560	837,302
Woodward, Inc.	6,333	329,443

		7,277,857

Marine (0.2%)
Kirby Corp.*	6,109	368,312

Professional Services (0.6%)
CEB, Inc.	3,726	241,184
FTI Consulting, Inc.*	4,671	165,867
ManpowerGroup, Inc.	8,215	668,865

		1,075,916

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.8%)
Genesee & Wyoming, Inc., Class A*	6,418	$402,408
Landstar System, Inc.	4,824	311,679
Old Dominion Freight Line, Inc.*	7,801	543,106
Werner Enterprises, Inc.	5,045	137,022

		1,394,215

Trading Companies & Distributors (0.7%)
GATX Corp.	4,778	226,955
MSC Industrial Direct Co., Inc., Class A	5,466	417,111
NOW, Inc.*	12,170	215,652
Watsco, Inc.	2,901	390,881

		1,250,599

Total Industrials		26,037,409

Information Technology (14.8%)
Communications Equipment (0.8%)
ARRIS International plc*	20,229	463,649
Ciena Corp.*	14,505	275,885
InterDigital, Inc.	3,992	222,155
NetScout Systems, Inc.*	11,179	256,782
Plantronics, Inc.	3,803	149,039
Polycom, Inc.*	15,145	168,867

		1,536,377

Electronic Equipment, Instruments & Components (3.8%)
Arrow Electronics, Inc.*	10,373	668,125
Avnet, Inc.	14,856	658,121
Belden, Inc.	4,727	290,143
Cognex Corp.	9,563	372,479
FEI Co.	4,608	410,158
Ingram Micro, Inc., Class A	17,017	611,081
IPG Photonics Corp.*	4,127	396,522
Jabil Circuit, Inc.	21,510	414,498
Keysight Technologies, Inc.*	19,313	535,743
Knowles Corp.*	10,037	132,288
National Instruments Corp.	11,433	344,248
SYNNEX Corp.	3,287	304,343
Tech Data Corp.*	3,972	304,930
Trimble Navigation Ltd.*	28,358	703,278
VeriFone Systems, Inc.*	12,601	355,852
Vishay Intertechnology, Inc.	15,367	187,631
Zebra Technologies Corp., Class A*	5,897	406,893

		7,096,333

Internet Software & Services (0.4%)
comScore, Inc.*	5,275	158,461
j2 Global, Inc.	5,249	323,233
Rackspace Hosting, Inc.*	12,683	273,826

		755,520

IT Services (3.6%)
Acxiom Corp.*	8,867	190,108
Broadridge Financial Solutions, Inc.	13,448	797,601
Computer Sciences Corp.	15,643	537,963
Convergys Corp.	10,984	305,026
CoreLogic, Inc.*	9,997	346,896
DST Systems, Inc.	3,623	408,566
Gartner, Inc.*	9,367	836,941
Global Payments, Inc.	14,663	957,494
Jack Henry & Associates, Inc.	8,983	759,692
Leidos Holdings, Inc.	7,277	366,179
MAXIMUS, Inc.	7,365	387,694
NeuStar, Inc., Class A*	4,694	115,472
Science Applications International Corp.	4,660	248,564
WEX, Inc.*	4,392	366,117

		6,624,313

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	72,506	206,642
Atmel Corp.	47,442	385,229
Cree, Inc.*	11,464	333,602
Cypress Semiconductor Corp.*	36,228	313,735
Fairchild Semiconductor International, Inc.*	12,790	255,800
Integrated Device Technology, Inc.*	15,261	311,935
Intersil Corp., Class A	15,018	200,791
Microsemi Corp.*	12,662	485,081
Silicon Laboratories, Inc.*	4,343	195,261
SunEdison, Inc.*	35,377	19,111
Synaptics, Inc.*	4,135	329,725
Teradyne, Inc.	23,200	500,888

		3,537,800

Software (3.7%)
ACI Worldwide, Inc.*	13,448	279,584
ANSYS, Inc.*	10,021	896,479
Cadence Design Systems, Inc.*	34,285	808,440
CDK Global, Inc.	17,715	824,633
CommVault Systems, Inc.*	4,726	204,021
Fair Isaac Corp.	3,554	377,044
Fortinet, Inc.*	16,531	506,344
Manhattan Associates, Inc.*	8,254	469,405
Mentor Graphics Corp.	11,311	229,953
PTC, Inc.*	12,906	427,963
Synopsys, Inc.*	17,297	837,867
Tyler Technologies, Inc.*	3,720	478,429
Ultimate Software Group, Inc.*	3,258	630,423

		6,970,585

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	12,037	186,212
Diebold, Inc.	7,295	210,898
Lexmark International, Inc., Class A	6,998	233,943
NCR Corp.*	14,007	419,230

		1,050,283

Total Information Technology		27,571,211

Materials (6.4%)
Chemicals (3.0%)
Albemarle Corp.	12,709	812,486
Ashland, Inc.	7,158	787,094
Cabot Corp.	7,047	340,582
Minerals Technologies, Inc.	3,936	223,762
NewMarket Corp.	1,154	457,284
Olin Corp.	18,639	323,759
PolyOne Corp.	9,648	291,852
RPM International, Inc.	15,024	711,086
Scotts Miracle-Gro Co., Class A	5,143	374,256
Sensient Technologies Corp.	5,115	324,598
Valspar Corp.	8,244	882,273

		5,529,032

Construction Materials (0.2%)
Eagle Materials, Inc.	5,616	393,738

Containers & Packaging (1.4%)
AptarGroup, Inc.	7,078	554,986
Bemis Co., Inc.	10,738	556,014
Greif, Inc., Class A	2,913	95,401
Packaging Corp. of America	10,743	648,877
Silgan Holdings, Inc.	4,542	241,498
Sonoco Products Co.	11,402	553,795

		2,650,571

Metals & Mining (1.5%)
Allegheny Technologies, Inc.	12,315	200,734
Carpenter Technology Corp.	5,370	183,815
Commercial Metals Co.	13,147	223,105
Compass Minerals International, Inc.	3,815	270,331
Reliance Steel & Aluminum Co.	8,114	561,408

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Gold, Inc.	7,359	$377,443
Steel Dynamics, Inc.	27,454	617,990
United States Steel Corp.	16,509	264,969
Worthington Industries, Inc.	5,132	182,904

		2,882,699

Paper & Forest Products (0.3%)
Domtar Corp.	7,071	286,375
Louisiana-Pacific Corp.*	16,099	275,615

		561,990

Total Materials		12,018,030

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	10,645	320,308

Total Telecommunication Services		320,308

Utilities (5.4%)
Electric Utilities (1.9%)
Cleco Corp.	6,828	376,974
Great Plains Energy, Inc.	17,379	560,473
Hawaiian Electric Industries, Inc.	12,108	392,299
IDACORP, Inc.	5,695	424,790
OGE Energy Corp.	22,528	644,977
PNM Resources, Inc.	8,972	302,536
Westar Energy, Inc.	16,009	794,206

		3,496,255

Gas Utilities (2.0%)
Atmos Energy Corp.	11,540	856,960
National Fuel Gas Co.	9,594	480,180
New Jersey Resources Corp.	9,720	354,100
ONE Gas, Inc.	5,927	362,140
Questar Corp.	19,728	489,254
UGI Corp.	19,472	784,527
WGL Holdings, Inc.	5,633	407,660

		3,734,821

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Corp.*	7,335	66,015

Multi-Utilities (1.2%)
Alliant Energy Corp.	12,851	954,572
Black Hills Corp.	5,787	347,972
MDU Resources Group, Inc.	22,021	428,529
Vectren Corp.	9,321	471,270

		2,202,343

Water Utilities (0.3%)
Aqua America, Inc.	20,024	637,163

Total Utilities		10,136,597

Total Common Stocks (89.6%) (Cost $130,571,139)		167,214,476

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	142,495	142,495

Total Short-Term Investment (0.1%) (Cost $142,495)		142,495

Total Investments (89.7%) (Cost $130,713,634)		167,356,971
Other Assets Less Liabilities (10.3%)		19,187,764

Net Assets (100%)		$186,544,735

*	Non-income producing.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	135	June-16	$18,622,570	$19,456,200	$833,630

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,761,368	$—	$—	$22,761,368
Consumer Staples	6,997,111	—	—	6,997,111
Energy	5,533,266	—	—	5,533,266
Financials	42,325,394	—	—	42,325,394
Health Care	13,513,782	—	—	13,513,782
Industrials	26,037,409	—	—	26,037,409
Information Technology	27,571,211	—	—	27,571,211
Materials	11,922,629	95,401	—	12,018,030
Telecommunication Services	320,308	—	—	320,308
Utilities	10,136,597	—	—	10,136,597
Futures	833,630	—	—	833,630
Short-Term Investments	142,495	—	—	142,495

Total Assets	$168,095,200	$95,401	$—	$168,190,601

Total Liabilities	$—	$—	$—	$—

Total	$168,095,200	$95,401	$—	$168,190,601

(a)	A security with a market value of $95,401 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,518,039
Aggregate gross unrealized depreciation	(11,227,590)

Net unrealized appreciation	$36,290,449

Federal income tax cost of investments	$131,066,522

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	35,983	$553,778
Cooper Tire & Rubber Co.	28,675	1,061,549
Cooper-Standard Holding, Inc.*	7,065	507,550
Dana Holding Corp.	71,953	1,013,818
Dorman Products, Inc.*	13,479	733,527
Drew Industries, Inc.	11,638	750,185
Federal-Mogul Holdings Corp.*	9,805	96,873
Fox Factory Holding Corp.*	5,695	90,038
Gentherm, Inc.*	17,550	729,905
Horizon Global Corp.*	7,064	88,865
Metaldyne Performance Group, Inc.	4,256	71,543
Modine Manufacturing Co.*	22,131	243,662
Motorcar Parts of America, Inc.*	8,741	331,983
Standard Motor Products, Inc.	9,536	330,422
Stoneridge, Inc.*	9,255	134,753
Strattec Security Corp.	1,312	75,296
Superior Industries International, Inc.	11,012	243,145
Tenneco, Inc.*	28,409	1,463,348
Tower International, Inc.	10,239	278,501

		8,798,741

Automobiles (0.0%)
Winnebago Industries, Inc.	12,024	269,939

Distributors (0.3%)
Core-Mark Holding Co., Inc.	11,652	950,337
Fenix Parts, Inc.*	4,873	22,416
Pool Corp.	21,087	1,850,173
VOXX International Corp.*	6,819	30,481
Weyco Group, Inc.	2,196	58,458

		2,911,865

Diversified Consumer Services (0.9%)
2U, Inc.*	12,011	271,449
American Public Education, Inc.*	5,702	117,632
Apollo Education Group, Inc.*	43,903	360,663
Ascent Capital Group, Inc., Class A*	4,367	64,675
Bridgepoint Education, Inc.*	5,396	54,392
Bright Horizons Family Solutions, Inc.*	18,570	1,202,964
Cambium Learning Group, Inc.*	4,687	20,013
Capella Education Co.	6,335	333,474
Career Education Corp.*	23,722	107,698
Carriage Services, Inc.	5,270	113,885
Chegg, Inc.*	37,080	165,377
Collectors Universe, Inc.	2,757	45,766
DeVry Education Group, Inc.	30,511	526,925
Grand Canyon Education, Inc.*	22,273	951,948
Houghton Mifflin Harcourt Co.*	62,272	1,241,704
K12, Inc.*	11,867	117,365
Liberty Tax, Inc.	1,903	37,280
LifeLock, Inc.*	46,195	557,574
Regis Corp.*	19,803	300,807
Sotheby’s, Inc.	28,599	764,451
Strayer Education, Inc.*	5,734	279,532
Universal Technical Institute, Inc.	7,402	31,903
Weight Watchers International, Inc.*	13,354	194,034

		7,861,511

Hotels, Restaurants & Leisure (3.2%)
Belmond Ltd., Class A*	52,977	502,752
Biglari Holdings, Inc.*	904	336,026
BJ’s Restaurants, Inc.*	9,776	406,388
Bloomin’ Brands, Inc.	57,820	975,423
Bob Evans Farms, Inc.	10,868	507,427
Bojangles’, Inc.*	3,085	52,476
Boyd Gaming Corp.*	40,854	844,044
Bravo Brio Restaurant Group, Inc.*	5,400	41,850
Buffalo Wild Wings, Inc.*	9,048	1,340,190
Caesars Acquisition Co., Class A*	20,497	125,442
Caesars Entertainment Corp.*	27,686	188,265
Carrols Restaurant Group, Inc.*	16,436	237,336
Cheesecake Factory, Inc.	23,186	1,230,945
Churchill Downs, Inc.	6,563	970,536
Chuy’s Holdings, Inc.*	7,750	240,792
ClubCorp Holdings, Inc.	21,656	304,050
Cracker Barrel Old Country Store, Inc.	9,184	1,402,121
Dave & Buster’s Entertainment, Inc.*	10,974	425,572
Del Frisco’s Restaurant Group, Inc.*	7,340	121,697
Denny’s Corp.*	42,578	441,108
Diamond Resorts International, Inc.*	21,223	515,719
DineEquity, Inc.	8,544	798,266
El Pollo Loco Holdings, Inc.*	4,917	65,593
Eldorado Resorts, Inc.*	10,441	119,445
Empire Resorts, Inc.*	1,155	15,766
Fiesta Restaurant Group, Inc.*	14,185	464,984
Fogo De Chao, Inc.*	1,542	24,071
Habit Restaurants, Inc., Class A*	4,103	76,439
International Speedway Corp., Class A	13,203	487,323
Interval Leisure Group, Inc.	21,396	308,958
Intrawest Resorts Holdings, Inc.*	6,444	55,096
Isle of Capri Casinos, Inc.*	8,123	113,722
J Alexander’s Holdings, Inc.*	5,592	59,051
Jack in the Box, Inc.	17,117	1,093,263
Jamba, Inc.*	3,769	46,585
Kona Grill, Inc.*	2,920	37,814
Krispy Kreme Doughnuts, Inc.*	33,362	520,114
La Quinta Holdings, Inc.*	46,946	586,825
Marcus Corp.	6,162	116,770
Marriott Vacations Worldwide Corp.	12,532	845,910
Monarch Casino & Resort, Inc.*	4,016	78,151
Morgans Hotel Group Co.*	9,442	13,030
Noodles & Co.*	3,700	43,882
Papa John’s International, Inc.	13,602	737,092
Papa Murphy’s Holdings, Inc.*	3,317	39,638
Penn National Gaming, Inc.*	42,217	704,602
Pinnacle Entertainment, Inc.*	19,679	690,733
Planet Fitness, Inc., Class A*	5,538	89,937
Popeyes Louisiana Kitchen, Inc.*	11,104	578,074
Potbelly Corp.*	6,425	87,444
Red Robin Gourmet Burgers, Inc.*	7,208	464,700
Ruby Tuesday, Inc.*	22,439	120,722
Ruth’s Hospitality Group, Inc.	17,764	327,035
Scientific Games Corp., Class A*	23,822	224,641
SeaWorld Entertainment, Inc.	32,916	693,211
Shake Shack, Inc., Class A*	2,082	77,700
Sonic Corp.	23,905	840,500
Speedway Motorsports, Inc.	6,754	133,932
Texas Roadhouse, Inc.	33,282	1,450,430
Vail Resorts, Inc.	17,505	2,340,418
Wingstop, Inc.*	2,261	51,279
Zoe’s Kitchen, Inc.*	9,444	368,222

		27,201,527

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	3,815	121,546
Beazer Homes USA, Inc.*	12,028	104,884
CalAtlantic Group, Inc.	38,279	1,279,284
Cavco Industries, Inc.*	4,471	417,860

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Century Communities, Inc.*	5,651	$96,463
CSS Industries, Inc.	3,078	85,968
Ethan Allen Interiors, Inc.	13,929	443,221
Flexsteel Industries, Inc.	2,031	88,714
Green Brick Partners, Inc.*	7,396	56,136
Helen of Troy Ltd.*	14,104	1,462,444
Hooker Furniture Corp.	3,722	122,268
Hovnanian Enterprises, Inc., Class A*	41,904	65,370
Installed Building Products, Inc.*	9,310	247,739
iRobot Corp.*	15,799	557,705
KB Home	37,171	530,802
La-Z-Boy, Inc.	25,573	683,822
LGI Homes, Inc.*	4,859	117,636
Libbey, Inc.	10,476	194,854
Lifetime Brands, Inc.	3,847	57,974
M.D.C. Holdings, Inc.	20,906	523,904
M/I Homes, Inc.*	11,768	219,473
Meritage Homes Corp.*	19,627	715,600
NACCO Industries, Inc., Class A	1,527	87,665
New Home Co., Inc.*	3,541	43,413
Skullcandy, Inc.*	7,801	27,771
Taylor Morrison Home Corp., Class A*	16,185	228,532
TRI Pointe Group, Inc.*	76,609	902,454
Universal Electronics, Inc.*	7,424	460,214
WCI Communities, Inc.*	5,760	107,021
William Lyon Homes, Class A*	7,385	107,009
ZAGG, Inc.*	8,920	80,369

		10,238,115

Internet & Catalog Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	8,937	70,424
Blue Nile, Inc.	3,903	100,346
Duluth Holdings, Inc.*	2,653	51,707
Etsy, Inc.*	7,239	62,979
EVINE Live, Inc.*	15,196	17,779
FTD Cos., Inc.*	5,810	152,513
HSN, Inc.	15,422	806,725
Lands’ End, Inc.*	5,496	140,203
Liberty TripAdvisor Holdings, Inc., Class A*	36,009	797,960
Nutrisystem, Inc.	14,719	307,186
Overstock.com, Inc.*	4,413	63,459
PetMed Express, Inc.	6,529	116,934
Shutterfly, Inc.*	17,320	803,128
Wayfair, Inc., Class A*	9,820	424,420

		3,915,763

Leisure Products (0.3%)
Arctic Cat, Inc.	4,705	79,044
Black Diamond, Inc.*	8,046	36,368
Callaway Golf Co.	41,650	379,848
Escalade, Inc.	3,412	40,159
JAKKS Pacific, Inc.*	5,660	42,111
Johnson Outdoors, Inc., Class A	1,620	35,996
Malibu Boats, Inc., Class A*	6,380	104,632
Marine Products Corp.	8,031	60,955
MCBC Holdings, Inc.*	2,165	30,483
Nautilus, Inc.*	15,256	294,746
Performance Sports Group Ltd.*	14,467	46,005
Smith & Wesson Holding Corp.*	26,817	713,869
Sturm Ruger & Co., Inc.	8,949	611,933

		2,476,149

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	9,825	275,002
Carmike Cinemas, Inc.*	11,198	336,388
Central European Media Enterprises Ltd., Class A*	26,936	68,687
Crown Media Holdings, Inc., Class A*	11,744	59,659
Cumulus Media, Inc., Class A*	56,058	26,028
Daily Journal Corp.*	331	64,773
DreamWorks Animation SKG, Inc., Class A*	36,436	909,078
Entercom Communications Corp., Class A*	9,484	100,341
Entravision Communications Corp., Class A	30,978	230,476
Eros International plc*	10,166	117,011
EW Scripps Co., Class A	28,345	441,899
Global Eagle Entertainment, Inc.*	15,613	133,023
Gray Television, Inc.*	29,036	340,302
Harte-Hanks, Inc.	16,488	41,715
Hemisphere Media Group, Inc.*	3,971	52,139
IMAX Corp.*	29,174	907,020
Journal Media Group, Inc.	8,675	103,753
Loral Space & Communications, Inc.*	5,724	201,084
MDC Partners, Inc., Class A	22,760	537,136
Media General, Inc.*	46,141	752,560
Meredith Corp.	18,537	880,507
National CineMedia, Inc.	29,735	452,269
New Media Investment Group, Inc.	20,941	348,458
New York Times Co., Class A	69,824	870,007
Nexstar Broadcasting Group, Inc., Class A	15,769	698,094
Reading International, Inc., Class A*	5,974	71,568
Saga Communications, Inc., Class A	1,189	47,631
Scholastic Corp.	13,621	509,017
Sinclair Broadcast Group, Inc., Class A	32,104	987,198
Sizmek, Inc.*	7,259	21,051
Time, Inc.	53,321	823,276
Townsquare Media, Inc., Class A*	2,850	31,948
Tribune Publishing Co.	9,719	75,031
World Wrestling Entertainment, Inc., Class A	14,315	252,803

		11,766,932

Multiline Retail (0.2%)
Big Lots, Inc.	24,696	1,118,482
Fred’s, Inc., Class A	17,362	258,867
Ollie’s Bargain Outlet Holdings, Inc.*	3,244	76,007
Tuesday Morning Corp.*	16,078	131,518

		1,584,874

Specialty Retail (2.8%)
Abercrombie & Fitch Co., Class A	33,551	1,058,199
American Eagle Outfitters, Inc.	88,113	1,468,844
America’s Car-Mart, Inc.*	3,087	77,175
Asbury Automotive Group, Inc.*	12,450	745,008
Ascena Retail Group, Inc.*	82,802	915,790
Barnes & Noble Education, Inc.*	10,734	105,193
Barnes & Noble, Inc.	24,395	301,522
bebe stores, Inc.*	8,317	4,573
Big 5 Sporting Goods Corp.	6,619	73,537
Boot Barn Holdings, Inc.*	4,338	40,777
Buckle, Inc.	13,413	454,298
Build-A-Bear Workshop, Inc.*	5,244	68,120
Burlington Stores, Inc.*	36,568	2,056,584
Caleres, Inc.	22,083	624,728
Cato Corp., Class A	13,312	513,178
Chico’s FAS, Inc.	66,326	880,146

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Children’s Place, Inc.	10,249	$855,484
Christopher & Banks Corp.*	9,650	23,064
Citi Trends, Inc.	5,166	92,110
Conn’s, Inc.*	12,507	155,837
Container Store Group, Inc.*	5,905	34,662
Destination XL Group, Inc.*	12,792	66,135
Express, Inc.*	40,916	876,012
Finish Line, Inc., Class A	24,771	522,668
Five Below, Inc.*	26,242	1,084,844
Francesca’s Holdings Corp.*	21,151	405,253
Genesco, Inc.*	10,876	785,791
Group 1 Automotive, Inc.	11,144	654,041
Guess?, Inc.	29,138	546,920
Haverty Furniture Cos., Inc.	7,058	149,347
Hibbett Sports, Inc.*	11,963	429,472
Kirkland’s, Inc.	6,234	109,157
Lithia Motors, Inc., Class A	10,856	948,055
Lumber Liquidators Holdings, Inc.*	8,678	113,855
MarineMax, Inc.*	12,128	236,132
Mattress Firm Holding Corp.*	10,080	427,291
Monro Muffler Brake, Inc.	15,694	1,121,650
Outerwall, Inc.	9,168	339,124
Party City Holdco, Inc.*	8,223	123,674
Pier 1 Imports, Inc.	39,899	279,692
Rent-A-Center, Inc.	27,224	431,501
Restoration Hardware Holdings, Inc.*	15,870	664,953
Select Comfort Corp.*	27,256	528,494
Shoe Carnival, Inc.	4,740	127,790
Sonic Automotive, Inc., Class A	17,077	315,583
Sportsman’s Warehouse Holdings, Inc.*	5,980	75,348
Stage Stores, Inc.	11,027	88,878
Stein Mart, Inc.	9,876	72,391
Tailored Brands, Inc.	24,265	434,344
Tile Shop Holdings, Inc.*	9,103	135,726
Tilly’s, Inc., Class A*	4,177	27,944
Vitamin Shoppe, Inc.*	14,235	440,716
West Marine, Inc.*	5,865	53,313
Winmark Corp.	786	77,012
Zumiez, Inc.*	6,695	133,364

		23,375,299

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.*	3,208	57,070
Columbia Sportswear Co.	14,023	842,642
Crocs, Inc.*	36,418	350,341
Culp, Inc.	3,674	96,332
Deckers Outdoor Corp.*	16,050	961,556
G-III Apparel Group Ltd.*	19,589	957,706
Iconix Brand Group, Inc.*	14,979	120,581
Movado Group, Inc.	7,689	211,678
Oxford Industries, Inc.	7,199	483,989
Perry Ellis International, Inc.*	4,401	81,022
Sequential Brands Group, Inc.*	11,678	74,623
Steven Madden Ltd.*	26,597	985,153
Superior Uniform Group, Inc.	2,487	44,318
Tumi Holdings, Inc.*	27,151	728,190
Unifi, Inc.*	4,906	112,397
Vera Bradley, Inc.*	6,780	137,905
Vince Holding Corp.*	5,535	35,037
Wolverine World Wide, Inc.	48,551	894,309

		7,174,849

Total Consumer Discretionary		107,575,564

Consumer Staples (3.3%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,508	834,295
Castle Brands, Inc.*	22,606	21,252
Coca-Cola Bottling Co. Consolidated	2,318	370,324
Craft Brew Alliance, Inc.*	3,770	31,027
MGP Ingredients, Inc.	3,390	82,174
National Beverage Corp.*	4,933	208,764

		1,547,836

Food & Staples Retailing (0.9%)
Andersons, Inc.	14,173	445,174
Casey’s General Stores, Inc.	18,748	2,124,523
Chefs’ Warehouse, Inc.*	5,882	119,346
Fairway Group Holdings Corp.*	7,258	2,541
Fresh Market, Inc.*	22,755	649,200
Ingles Markets, Inc., Class A	6,714	251,775
Natural Grocers by Vitamin Cottage, Inc.*	3,202	68,107
Performance Food Group Co.*	5,769	134,706
PriceSmart, Inc.	9,207	778,728
Smart & Final Stores, Inc.*	8,064	130,637
SpartanNash Co.	18,236	552,733
SUPERVALU, Inc.*	125,559	723,220
United Natural Foods, Inc.*	23,807	959,422
Village Super Market, Inc., Class A	2,526	61,028
Weis Markets, Inc.	6,098	274,776

		7,275,916

Food Products (1.7%)
Alico, Inc.	1,362	37,605
Amplify Snack Brands, Inc.*	5,308	76,011
Arcadia Biosciences, Inc.*	3,005	8,354
B&G Foods, Inc.	29,091	1,012,658
Calavo Growers, Inc.	7,542	430,347
Cal-Maine Foods, Inc.	15,089	783,270
Darling Ingredients, Inc.*	77,352	1,018,726
Dean Foods Co.	44,758	775,209
Farmer Brothers Co.*	2,470	68,839
Fresh Del Monte Produce, Inc.	16,015	673,751
Freshpet, Inc.*	7,330	53,729
Inventure Foods, Inc.*	7,039	39,770
J&J Snack Foods Corp.	7,439	805,495
John B. Sanfilippo & Son, Inc.	4,037	278,916
Lancaster Colony Corp.	8,824	975,670
Landec Corp.*	8,195	86,047
Lifeway Foods, Inc.*	1,440	15,595
Limoneira Co.	3,973	60,390
Omega Protein Corp.*	10,126	171,534
Post Holdings, Inc.*	29,168	2,005,883
Sanderson Farms, Inc.	11,091	1,000,186
Seaboard Corp.*	125	375,376
Seneca Foods Corp., Class A*	2,648	91,992
Snyder’s-Lance, Inc.	33,576	1,056,972
Tootsie Roll Industries, Inc.	9,673	337,965
TreeHouse Foods, Inc.*	26,739	2,319,608

		14,559,898

Household Products (0.2%)
Central Garden & Pet Co., Class A*	20,161	328,423
HRG Group, Inc.*	36,847	513,279
Oil-Dri Corp. of America	2,026	68,438
Orchids Paper Products Co.	3,135	86,244
WD-40 Co.	7,002	756,286

		1,752,670

Personal Products (0.1%)
Elizabeth Arden, Inc.*	11,680	95,659
Inter Parfums, Inc.	6,776	209,378
Medifast, Inc.	3,767	113,726

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Natural Health Trends Corp.	2,798	$92,754
Nature’s Sunshine Products, Inc.	3,975	38,160
Nutraceutical International Corp.*	2,536	61,752
Revlon, Inc., Class A*	4,368	159,039
Synutra International, Inc.*	8,006	39,790
USANA Health Sciences, Inc.*	3,018	366,445

		1,176,703

Tobacco (0.2%)
Universal Corp.	11,360	645,361
Vector Group Ltd.	41,271	942,630

		1,587,991

Total Consumer Staples		27,901,014

Energy (2.4%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	33,446	267,568
Atwood Oceanics, Inc.	31,871	292,257
Basic Energy Services, Inc.*	21,357	58,945
Bristow Group, Inc.	18,541	350,796
C&J Energy Services Ltd.*	31,497	44,411
CARBO Ceramics, Inc.	10,960	155,632
Era Group, Inc.*	7,306	68,530
Exterran Corp.*	15,470	239,166
Fairmount Santrol Holdings, Inc.*	23,321	58,536
Forum Energy Technologies, Inc.*	30,112	397,478
Geospace Technologies Corp.*	4,683	57,788
Gulfmark Offshore, Inc., Class A*	15,515	95,727
Helix Energy Solutions Group, Inc.*	53,878	301,717
Hornbeck Offshore Services, Inc.*	10,930	108,535
Independence Contract Drilling, Inc.*	5,567	26,555
ION Geophysical Corp.*	3,251	26,268
Key Energy Services, Inc.*	49,829	18,407
Matrix Service Co.*	14,943	264,491
McDermott International, Inc.*	126,696	518,187
Natural Gas Services Group, Inc.*	4,398	95,129
Newpark Resources, Inc.*	35,698	154,215
Nordic American Offshore Ltd.	6,743	30,209
North Atlantic Drilling Ltd.*	1,893	5,187
Oil States International, Inc.*	24,582	774,825
Parker Drilling Co.*	44,057	93,401
PHI, Inc. (Non-Voting)*	6,865	129,680
Pioneer Energy Services Corp.*	35,373	77,821
RigNet, Inc.*	5,096	69,713
SEACOR Holdings, Inc.*	8,404	457,598
Seventy Seven Energy, Inc.*	20,396	11,832
Tesco Corp.	17,953	154,575
TETRA Technologies, Inc.*	37,673	239,223
Tidewater, Inc.	22,547	153,996
U.S. Silica Holdings, Inc.	28,622	650,292
Unit Corp.*	24,394	214,911

		6,663,601

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	48,777	49,265
Adams Resources & Energy, Inc.	640	25,587
Alon USA Energy, Inc.	15,190	156,761
Approach Resources, Inc.*	13,254	15,375
Ardmore Shipping Corp.	6,475	54,714
Bill Barrett Corp.*	18,215	113,297
Bonanza Creek Energy, Inc.*	24,995	39,742
Callon Petroleum Co.*	41,724	369,257
Carrizo Oil & Gas, Inc.*	27,502	850,362
Clayton Williams Energy, Inc.*	3,332	29,721
Clean Energy Fuels Corp.*	39,593	116,007
Cloud Peak Energy, Inc.*	34,730	67,723
Contango Oil & Gas Co.*	9,338	110,095
Delek U.S. Holdings, Inc.	27,466	418,582
DHT Holdings, Inc.	47,464	273,393
Dorian LPG Ltd.*	8,990	84,506
Earthstone Energy, Inc.*	375	4,541
Eclipse Resources Corp.*	34,966	50,351
Energy Fuels, Inc.*	14,623	32,317
Energy XXI Ltd.	53,122	33,090
Erin Energy Corp.*	4,590	8,629
Evolution Petroleum Corp.	8,139	39,556
EXCO Resources, Inc.*	57,905	57,274
Frontline Ltd.	22,917	191,815
GasLog Ltd.	14,084	137,178
Gastar Exploration, Inc.*	29,396	32,336
Gener8 Maritime, Inc.*	5,569	39,317
Green Plains, Inc.	20,117	321,067
Halcon Resources Corp.*	36,506	35,086
Hallador Energy Co.	7,554	34,522
Isramco, Inc.*	329	26,879
Jones Energy, Inc., Class A*	11,248	37,456
Matador Resources Co.*	37,266	706,563
Navios Maritime Acquisition Corp.	29,856	47,471
Nordic American Tankers Ltd.	42,266	595,528
Northern Oil and Gas, Inc.*	33,843	135,034
Oasis Petroleum, Inc.*	81,338	592,141
Pacific Ethanol, Inc.*	11,321	52,982
Panhandle Oil and Gas, Inc., Class A	7,639	132,231
Par Pacific Holdings, Inc.*	5,615	105,337
Parsley Energy, Inc., Class A*	47,021	1,062,675
PDC Energy, Inc.*	21,159	1,257,903
Peabody Energy Corp.	9,394	21,794
Renewable Energy Group, Inc.*	13,876	130,989
REX American Resources Corp.*	3,362	186,490
Rex Energy Corp.*	16,989	13,053
Ring Energy, Inc.*	8,171	41,264
RSP Permian, Inc.*	30,184	876,543
Sanchez Energy Corp.*	27,417	150,519
Scorpio Tankers, Inc.	87,283	508,860
SemGroup Corp., Class A	22,303	499,587
Ship Finance International Ltd.	31,690	440,174
Stone Energy Corp.*	31,554	24,928
Synergy Resources Corp.*	54,889	426,488
Teekay Tankers Ltd., Class A	43,907	161,139
TransAtlantic Petroleum Ltd.*	8,650	6,487
Triangle Petroleum Corp.*	30,641	16,617
Ultra Petroleum Corp.*	75,350	37,524
Uranium Energy Corp.*	32,851	24,573
W&T Offshore, Inc.*	20,581	45,072
Western Refining, Inc.	34,314	998,194
Westmoreland Coal Co.*	9,224	66,505

		13,220,466

Total Energy		19,884,067

Financials (23.8%)
Banks (8.3%)
1st Source Corp.	8,050	256,312
Access National Corp.	2,701	53,561
American National Bankshares, Inc.	2,804	71,025
Ameris Bancorp	15,828	468,192
Ames National Corp.	2,948	72,993
Arrow Financial Corp.	3,869	102,799
Banc of California, Inc.	19,544	342,020
BancFirst Corp.	2,567	146,396
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,378	396,675
Bancorp, Inc.*	12,161	69,561
BancorpSouth, Inc.	48,006	1,023,008

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Marin Bancorp/California	2,057	$101,246
Bank of the Ozarks, Inc.	37,502	1,573,959
Banner Corp.	10,054	422,670
Bar Harbor Bankshares	2,001	66,473
BBCN Bancorp, Inc.	39,397	598,440
Berkshire Hills Bancorp, Inc.	16,235	436,559
Blue Hills Bancorp, Inc.	9,202	125,791
BNC Bancorp	14,141	298,658
Boston Private Financial Holdings, Inc.	42,114	482,205
Bridge Bancorp, Inc.	5,161	157,256
Brookline Bancorp, Inc.	36,877	406,016
Bryn Mawr Bank Corp.	7,048	181,345
BSB Bancorp, Inc./Massachusetts*	3,160	71,005
C1 Financial, Inc.*	2,122	51,352
Camden National Corp.	2,491	104,622
Capital Bank Financial Corp., Class A	11,311	348,944
Capital City Bank Group, Inc.	3,938	57,455
Cardinal Financial Corp.	17,893	364,123
Cascade Bancorp*	19,180	109,518
Cathay General Bancorp	39,875	1,129,659
CenterState Banks, Inc.	21,739	323,694
Central Pacific Financial Corp.	10,827	235,704
Century Bancorp, Inc./Massachusetts, Class A	1,095	42,607
Chemical Financial Corp.	17,816	635,853
Citizens & Northern Corp.	4,067	80,852
City Holding Co.	6,998	334,364
CNB Financial Corp./Pennsylvania	5,100	89,709
CoBiz Financial, Inc.	12,198	144,180
Columbia Banking System, Inc.	29,055	869,326
Community Bank System, Inc.	20,652	789,113
Community Trust Bancorp, Inc.	7,261	256,459
CommunityOne Bancorp*	4,277	56,799
ConnectOne Bancorp, Inc.	13,889	227,085
CU Bancorp*	6,095	129,031
Customers Bancorp, Inc.*	13,435	317,469
CVB Financial Corp.	52,668	919,057
Eagle Bancorp, Inc.*	15,355	737,040
Enterprise Bancorp, Inc./Massachusetts	2,401	63,002
Enterprise Financial Services Corp.	9,652	260,990
F.N.B. Corp./Pennsylvania	96,972	1,261,606
Farmers Capital Bank Corp.	2,680	70,806
FCB Financial Holdings, Inc., Class A*	13,436	446,881
Fidelity Southern Corp.	5,942	95,310
Financial Institutions, Inc.	4,972	144,536
First Bancorp, Inc./Maine	4,483	87,463
First Bancorp/North Carolina	6,531	123,109
First BanCorp/Puerto Rico*	40,066	116,993
First Busey Corp.	11,300	231,424
First Business Financial Services, Inc.	3,154	72,321
First Citizens BancShares, Inc./North Carolina, Class A	3,753	942,266
First Commonwealth Financial Corp.	48,020	425,457
First Community Bancshares, Inc./Virginia	5,457	108,267
First Connecticut Bancorp, Inc./Connecticut	5,223	83,359
First Financial Bancorp	30,984	563,289
First Financial Bankshares, Inc.	31,263	924,760
First Financial Corp./Indiana	3,944	134,924
First Interstate BancSystem, Inc., Class A	9,248	260,146
First Merchants Corp.	20,286	478,141
First Midwest Bancorp, Inc./Illinois	39,678	714,998
First NBC Bank Holding Co.*	5,870	120,863
First of Long Island Corp.	4,292	122,322
FirstMerit Corp.	79,984	1,683,663
Flushing Financial Corp.	14,139	305,685
Franklin Financial Network, Inc.*	2,018	54,486
Fulton Financial Corp.	85,156	1,139,387
German American Bancorp, Inc.	6,437	207,271
Glacier Bancorp, Inc.	36,709	933,143
Great Southern Bancorp, Inc.	4,393	163,112
Great Western Bancorp, Inc.	19,842	541,091
Green Bancorp, Inc.*	3,571	27,033
Guaranty Bancorp	5,466	84,504
Hampton Roads Bankshares, Inc.*	11,687	20,686
Hancock Holding Co.	38,624	886,807
Hanmi Financial Corp.	16,090	354,302
Heartland Financial USA, Inc.	8,799	270,921
Heritage Commerce Corp.	7,729	77,367
Heritage Financial Corp./Washington	14,908	261,934
Heritage Oaks Bancorp	8,313	64,758
Hilltop Holdings, Inc.*	36,686	692,632
Home BancShares, Inc./Arkansas	27,011	1,106,101
HomeTrust Bancshares, Inc.*	6,797	124,589
Horizon Bancorp/Indiana	4,112	101,649
IBERIABANK Corp.	17,866	915,990
Independent Bank Corp./Massachusetts	12,344	567,330
Independent Bank Corp./Michigan	7,861	114,378
Independent Bank Group, Inc.	3,450	94,530
International Bancshares Corp.	25,393	626,191
Investors Bancorp, Inc.	164,081	1,909,903
Lakeland Bancorp, Inc.	13,403	136,040
Lakeland Financial Corp.	9,043	413,989
LegacyTexas Financial Group, Inc.	23,557	462,895
Live Oak Bancshares, Inc.	1,319	19,785
MainSource Financial Group, Inc.	7,975	168,193
MB Financial, Inc.	36,010	1,168,525
Mercantile Bank Corp.	5,655	126,785
Merchants Bancshares, Inc./Vermont	1,622	48,238
MidWestOne Financial Group, Inc.	2,662	73,072
National Bank Holdings Corp., Class A	13,753	280,424
National Bankshares, Inc./Virginia	2,474	84,908
National Commerce Corp.*	2,068	48,826
National Penn Bancshares, Inc.	71,302	758,653
NBT Bancorp, Inc.	22,577	608,450
OFG Bancorp	17,860	124,841
Old National Bancorp/Indiana	54,818	668,231
Old Second Bancorp, Inc.*	8,779	62,945
Opus Bank	3,591	122,094
Pacific Continental Corp.	6,192	99,877
Pacific Premier Bancorp, Inc.*	12,769	272,874
Park National Corp.	6,475	582,750
Park Sterling Corp.	16,436	109,628
Peapack-Gladstone Financial Corp.	5,146	86,967
Penns Woods Bancorp, Inc.	1,629	62,782
Peoples Bancorp, Inc./Ohio	6,541	127,811
Peoples Financial Services Corp.	2,698	100,366
People’s Utah Bancorp	366	5,794
Pinnacle Financial Partners, Inc.	17,540	860,512
Preferred Bank/California	3,928	118,822
PrivateBancorp, Inc.	38,218	1,475,215
Prosperity Bancshares, Inc.	34,370	1,594,424

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
QCR Holdings, Inc.	4,102	$97,833
Renasant Corp.	20,327	668,962
Republic Bancorp, Inc./Kentucky, Class A	3,748	96,811
S&T Bancorp, Inc.	16,690	429,934
Sandy Spring Bancorp, Inc.	13,186	366,966
Seacoast Banking Corp. of Florida*	8,426	133,047
ServisFirst Bancshares, Inc.	10,701	475,124
Sierra Bancorp	4,368	79,279
Simmons First National Corp., Class A	14,516	654,236
South State Corp.	11,880	763,052
Southside Bancshares, Inc.	11,792	307,417
Southwest Bancorp, Inc./Oklahoma	6,473	97,419
State Bank Financial Corp.	17,273	341,315
Sterling Bancorp/Delaware	58,741	935,744
Stock Yards Bancorp, Inc.	6,988	269,248
Stonegate Bank	3,744	112,170
Suffolk Bancorp	4,214	106,361
Sun Bancorp, Inc./New Jersey*	2,990	61,923
Talmer Bancorp, Inc., Class A	25,421	459,866
Texas Capital Bancshares, Inc.*	22,101	848,236
Tompkins Financial Corp.	7,325	468,800
Towne Bank/Virginia	22,045	423,044
TriCo Bancshares	11,803	298,852
TriState Capital Holdings, Inc.*	7,022	88,477
Triumph Bancorp, Inc.*	5,429	85,941
Trustmark Corp.	33,977	782,490
UMB Financial Corp.	19,611	1,012,516
Umpqua Holdings Corp.	106,430	1,687,980
Union Bankshares Corp.	22,727	559,766
United Bankshares, Inc./West Virginia	33,487	1,228,973
United Community Banks, Inc./Georgia	28,353	523,680
Univest Corp. of Pennsylvania	6,752	131,732
Valley National Bancorp	111,247	1,061,296
Washington Trust Bancorp, Inc.	7,734	288,633
Webster Financial Corp.	43,206	1,551,095
WesBanco, Inc.	17,777	528,155
West Bancorp, Inc.	5,533	100,867
Westamerica Bancorp	12,948	630,697
Western Alliance Bancorp*	40,872	1,364,307
Wilshire Bancorp, Inc.	33,626	346,348
Wintrust Financial Corp.	23,456	1,040,039
Yadkin Financial Corp.	20,175	477,542

		70,321,745

Capital Markets (1.2%)
Actua Corp.*	19,415	175,706
Arlington Asset Investment Corp., Class A	8,253	103,410
Ashford, Inc.*	365	16,640
Associated Capital Group, Inc., Class A*	2,921	81,846
BGC Partners, Inc., Class A	92,350	835,768
Calamos Asset Management, Inc., Class A	6,666	56,594
Cohen & Steers, Inc.	10,792	420,025
Cowen Group, Inc., Class A*	36,572	139,339
Diamond Hill Investment Group, Inc.	1,419	251,674
Evercore Partners, Inc., Class A	17,283	894,395
Fifth Street Asset Management, Inc.	2,570	7,864
Financial Engines, Inc.	26,088	819,946
GAMCO Investors, Inc., Class A	2,521	93,428
Greenhill & Co., Inc.	15,628	346,942
HFF, Inc., Class A	18,967	522,162
Houlihan Lokey, Inc.	4,398	109,510
INTL FCStone, Inc.*	5,199	138,969
Investment Technology Group, Inc.	17,853	394,551
Janus Capital Group, Inc.	72,883	1,066,278
KCG Holdings, Inc., Class A*	14,222	169,953
Ladenburg Thalmann Financial Services, Inc.*	37,982	94,955
Medley Management, Inc., Class A	2,755	15,153
Moelis & Co., Class A	7,383	208,422
OM Asset Management plc	9,974	133,153
Oppenheimer Holdings, Inc., Class A	3,854	60,816
Piper Jaffray Cos.*	7,191	356,386
Pzena Investment Management, Inc., Class A	4,966	37,493
Safeguard Scientifics, Inc.*	7,290	96,593
Stifel Financial Corp.*	32,207	953,327
Virtu Financial, Inc., Class A	6,290	139,072
Virtus Investment Partners, Inc.	3,714	290,101
Walter Investment Management Corp.*	17,371	132,714
Westwood Holdings Group, Inc.	2,429	142,461
WisdomTree Investments, Inc.	56,764	648,813
ZAIS Group Holdings, Inc.*	1,347	6,546

		9,961,005

Consumer Finance (0.4%)
Cash America International, Inc.	12,193	471,138
Encore Capital Group, Inc.*	12,745	328,056
Enova International, Inc.*	9,607	60,620
EZCORP, Inc., Class A*	23,176	68,833
First Cash Financial Services, Inc.	13,473	620,566
Green Dot Corp., Class A*	20,862	479,200
JG Wentworth Co., Class A*	5,952	7,261
Nelnet, Inc., Class A	11,869	467,283
PRA Group, Inc.*	23,202	681,907
Regional Management Corp.*	3,907	66,849
World Acceptance Corp.*	2,423	91,880

		3,343,593

Diversified Financial Services (0.4%)
BBX Capital Corp., Class A*	1,086	17,333
FNFV Group*	36,618	397,305
GAIN Capital Holdings, Inc.	11,627	76,273
MarketAxess Holdings, Inc.	18,143	2,264,791
Marlin Business Services Corp.	3,245	46,436
NewStar Financial, Inc.*	11,583	101,351
On Deck Capital, Inc.*	4,342	33,824
PICO Holdings, Inc.*	8,234	84,234
Resource America, Inc., Class A	5,415	31,244
Tiptree Financial, Inc., Class A	10,020	57,114

		3,109,905

Insurance (2.2%)
Ambac Financial Group, Inc.*	22,175	350,365
American Equity Investment Life Holding Co.	39,936	670,925
AMERISAFE, Inc.	9,295	488,359
Argo Group International Holdings Ltd.	13,526	776,257
Atlas Financial Holdings, Inc.*	3,395	61,585
Baldwin & Lyons, Inc., Class B	3,126	76,931
Citizens, Inc./Texas*	17,511	126,780
CNO Financial Group, Inc.	91,180	1,633,946
Crawford & Co., Class B	9,934	64,372
Donegal Group, Inc., Class A	3,019	43,413
eHealth, Inc.*	6,024	56,565
EMC Insurance Group, Inc.	2,676	68,639
Employers Holdings, Inc.	15,455	434,904
Enstar Group Ltd.*	4,692	762,825

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FBL Financial Group, Inc., Class A	4,815	$296,219
Federated National Holding Co.	4,721	92,815
Fidelity & Guaranty Life	3,618	94,936
First American Financial Corp.	52,169	1,988,161
Global Indemnity plc*	3,377	105,126
Greenlight Capital Reinsurance Ltd., Class A*	14,579	317,676
Hallmark Financial Services, Inc.*	7,541	86,722
HCI Group, Inc.	3,000	99,900
Heritage Insurance Holdings, Inc.	9,544	152,418
Horace Mann Educators Corp.	19,426	615,610
Independence Holding Co.	2,370	37,730
Infinity Property & Casualty Corp.	6,110	491,855
James River Group Holdings Ltd.	3,597	116,039
Kemper Corp.	21,015	621,414
Maiden Holdings Ltd.	27,422	354,841
MBIA, Inc.*	63,078	558,240
National General Holdings Corp.	19,971	431,174
National Interstate Corp.	2,561	76,625
National Western Life Group, Inc., Class A	1,058	244,007
Navigators Group, Inc.*	5,490	460,446
OneBeacon Insurance Group Ltd., Class A	8,456	107,645
Patriot National, Inc.*	3,536	27,227
Primerica, Inc.	23,816	1,060,526
RLI Corp.	21,081	1,409,476
Safety Insurance Group, Inc.	8,043	458,934
Selective Insurance Group, Inc.	27,479	1,006,006
State Auto Financial Corp.	5,131	113,190
State National Cos., Inc.	10,882	137,113
Stewart Information Services Corp.	11,297	409,855
Third Point Reinsurance Ltd.*	38,873	441,986
United Fire Group, Inc.	10,057	440,698
United Insurance Holdings Corp.	6,022	115,683
Universal Insurance Holdings, Inc.	16,441	292,650

		18,878,809

Real Estate Investment Trusts (REITs) (9.2%)
Acadia Realty Trust (REIT)	33,770	1,186,340
AG Mortgage Investment Trust, Inc. (REIT)	10,380	135,667
Agree Realty Corp. (REIT)	9,932	382,084
Alexander’s, Inc. (REIT)	1,067	406,047
Altisource Residential Corp. (REIT)	30,849	370,188
American Assets Trust, Inc. (REIT)	19,017	759,159
American Capital Mortgage Investment Corp. (REIT)	26,136	383,676
Anworth Mortgage Asset Corp. (REIT)	36,856	171,749
Apollo Commercial Real Estate Finance, Inc. (REIT)	28,594	466,082
Apollo Residential Mortgage, Inc. (REIT)	13,452	180,526
Ares Commercial Real Estate Corp. (REIT)	10,018	109,697
Armada Hoffler Properties, Inc. (REIT)	9,322	104,872
ARMOUR Residential REIT, Inc. (REIT)	17,730	381,727
Ashford Hospitality Prime, Inc. (REIT)	9,464	110,445
Ashford Hospitality Trust, Inc. (REIT)	41,776	266,531
Bluerock Residential Growth REIT, Inc. (REIT)	6,398	69,610
Capstead Mortgage Corp. (REIT)	49,531	489,862
CareTrust REIT, Inc. (REIT)	21,163	268,770
CatchMark Timber Trust, Inc. (REIT), Class A	12,303	133,241
Cedar Realty Trust, Inc. (REIT)	39,509	285,650
Chatham Lodging Trust (REIT)	19,294	413,470
Chesapeake Lodging Trust (REIT)	30,061	795,414
Colony Capital, Inc. (REIT), Class A	55,154	924,933
Colony Starwood Homes (REIT)	18,455	456,761
CorEnergy Infrastructure Trust, Inc. (REIT)	4,314	86,755
CoreSite Realty Corp. (REIT)	12,202	854,262
Cousins Properties, Inc. (REIT)	104,254	1,082,156
CubeSmart (REIT)	82,377	2,743,154
CyrusOne, Inc. (REIT)	34,356	1,568,351
CYS Investments, Inc. (REIT)	76,033	618,909
DCT Industrial Trust, Inc. (REIT)	42,654	1,683,553
DiamondRock Hospitality Co. (REIT)	99,998	1,011,980
DuPont Fabros Technology, Inc. (REIT)	30,402	1,232,193
Dynex Capital, Inc. (REIT)	15,344	102,038
Easterly Government Properties, Inc. (REIT)	5,159	95,545
EastGroup Properties, Inc. (REIT)	16,563	999,908
Education Realty Trust, Inc. (REIT)	29,909	1,244,214
EPR Properties (REIT)	28,040	1,868,025
Equity One, Inc. (REIT)	36,648	1,050,332
FelCor Lodging Trust, Inc. (REIT)	69,410	563,609
First Industrial Realty Trust, Inc. (REIT)	53,708	1,221,320
First Potomac Realty Trust (REIT)	33,206	300,846
Franklin Street Properties Corp. (REIT)	48,908	518,914
Geo Group, Inc. (REIT)	36,649	1,270,621
Getty Realty Corp. (REIT)	11,448	227,014
Gladstone Commercial Corp. (REIT)	6,871	112,547
Government Properties Income Trust (REIT)	32,912	587,479
Gramercy Property Trust (REIT)	203,675	1,721,054
Great Ajax Corp. (REIT)	2,258	25,267
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	16,583	318,725
Hatteras Financial Corp. (REIT)	46,273	661,704
Healthcare Realty Trust, Inc. (REIT)	48,969	1,512,652
Hersha Hospitality Trust (REIT)	23,892	509,855
Highwoods Properties, Inc. (REIT)#	45,923	2,195,579
Hudson Pacific Properties, Inc. (REIT)	36,631	1,059,368
Independence Realty Trust, Inc. (REIT)	12,266	87,334
InfraREIT, Inc. (REIT)	9,381	159,946
Invesco Mortgage Capital, Inc. (REIT)	60,098	731,994
Investors Real Estate Trust (REIT)	63,156	458,513
iStar, Inc. (REIT)*	36,831	355,787
Kite Realty Group Trust (REIT)	40,492	1,122,033
Ladder Capital Corp. (REIT)	17,037	212,111
LaSalle Hotel Properties (REIT)	53,526	1,354,743
Lexington Realty Trust (REIT)	98,739	849,155
LTC Properties, Inc. (REIT)	18,295	827,666
Mack-Cali Realty Corp. (REIT)	43,380	1,019,430
Medical Properties Trust, Inc. (REIT)	112,979	1,466,467
Monmouth Real Estate Investment Corp. (REIT)	31,078	369,517
Monogram Residential Trust, Inc. (REIT)	81,717	805,730

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
National Health Investors, Inc. (REIT)	19,084	$1,269,468
National Storage Affiliates Trust (REIT)	7,668	162,562
New Residential Investment Corp. (REIT)	109,970	1,278,951
New Senior Investment Group, Inc. (REIT)	37,344	384,643
New York Mortgage Trust, Inc. (REIT)	53,004	251,239
New York REIT, Inc. (REIT)	80,234	810,363
NexPoint Residential Trust, Inc. (REIT)	7,248	94,876
One Liberty Properties, Inc. (REIT)	4,962	111,198
Orchid Island Capital, Inc. (REIT)	6,857	71,107
Parkway Properties, Inc. (REIT)	41,869	655,669
Pebblebrook Hotel Trust (REIT)	33,966	987,392
Pennsylvania Real Estate Investment Trust (REIT)	33,134	723,978
PennyMac Mortgage Investment Trust (REIT)‡	23,870	325,587
Physicians Realty Trust (REIT)	51,272	952,634
Potlatch Corp. (REIT)	19,924	627,606
Preferred Apartment Communities, Inc. (REIT), Class A	7,026	89,090
PS Business Parks, Inc. (REIT)	9,521	956,956
QTS Realty Trust, Inc. (REIT), Class A	13,293	629,822
RAIT Financial Trust (REIT)	39,972	125,512
Ramco-Gershenson Properties Trust (REIT)	38,291	690,387
Redwood Trust, Inc. (REIT)	40,422	528,720
Resource Capital Corp. (REIT)	11,836	133,155
Retail Opportunity Investments Corp. (REIT)	49,583	997,610
Rexford Industrial Realty, Inc. (REIT)	27,764	504,194
RLJ Lodging Trust (REIT)	61,935	1,417,073
Rouse Properties, Inc. (REIT)	19,611	360,450
Ryman Hospitality Properties, Inc. (REIT)	21,872	1,125,971
Sabra Health Care REIT, Inc. (REIT)	30,734	617,446
Saul Centers, Inc. (REIT)	4,930	261,389
Select Income REIT (REIT)	30,547	704,108
Silver Bay Realty Trust Corp. (REIT)	19,362	287,526
Sovran Self Storage, Inc. (REIT)	18,484	2,180,188
STAG Industrial, Inc. (REIT)	30,833	627,760
STORE Capital Corp. (REIT)	19,053	493,092
Summit Hotel Properties, Inc. (REIT)	43,584	521,700
Sun Communities, Inc. (REIT)	24,141	1,728,737
Sunstone Hotel Investors, Inc. (REIT)	101,561	1,421,854
Terreno Realty Corp. (REIT)	21,007	492,614
UMH Properties, Inc. (REIT)	8,205	81,394
United Development Funding IV (REIT)†	15,318	41,665
Universal Health Realty Income Trust (REIT)	4,041	227,306
Urban Edge Properties (REIT)	41,935	1,083,600
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	241,868
Washington Real Estate Investment Trust (REIT)	33,353	974,241
Western Asset Mortgage Capital Corp. (REIT)	15,593	156,710
Whitestone REIT (REIT)	9,269	116,511
Xenia Hotels & Resorts, Inc. (REIT)	54,155	845,901

		77,492,679

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	24,350	893,158
Altisource Asset Management Corp.*	339	4,000
Altisource Portfolio Solutions S.A.*	4,362	105,342
AV Homes, Inc.*	4,592	52,165
Consolidated-Tomoka Land Co.	1,447	66,765
Forestar Group, Inc.*	10,753	140,219
FRP Holdings, Inc.*	2,381	84,764
Kennedy-Wilson Holdings, Inc.	44,908	983,485
Marcus & Millichap, Inc.*	4,476	113,646
RE/MAX Holdings, Inc., Class A	4,123	141,419
RMR Group, Inc., Class A*	2,527	63,200
St. Joe Co.*	13,195	226,294
Tejon Ranch Co.*	5,081	104,516

		2,978,973

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin, Inc.*	2,835	127,745
Astoria Financial Corp.	45,137	714,970
Bank Mutual Corp.	16,375	123,959
BankFinancial Corp.	6,219	73,509
Bear State Financial, Inc.*	4,264	39,527
Beneficial Bancorp, Inc.*	40,585	555,609
BofI Holding, Inc.*	29,625	632,197
Capitol Federal Financial, Inc.	67,632	896,800
Charter Financial Corp./Maryland	6,169	83,281
Clifton Bancorp, Inc.	9,276	140,253
Dime Community Bancshares, Inc.	15,147	266,890
Essent Group Ltd.*	26,444	550,035
EverBank Financial Corp.	47,233	712,746
Federal Agricultural Mortgage Corp., Class C	3,520	132,810
First Defiance Financial Corp.	3,299	126,715
Flagstar Bancorp, Inc.*	7,267	155,950
Fox Chase Bancorp, Inc.	4,341	83,868
Hingham Institution for Savings	508	60,508
HomeStreet, Inc.*	7,638	158,947
Impac Mortgage Holdings, Inc.*	3,154	43,746
Kearny Financial Corp.	45,817	565,840
LendingTree, Inc.*	2,924	285,909
Meridian Bancorp, Inc.	26,499	368,866
Meta Financial Group, Inc.	2,546	116,098
MGIC Investment Corp.*	163,814	1,256,453
Nationstar Mortgage Holdings, Inc.*	13,608	134,719
NMI Holdings, Inc., Class A*	17,731	89,541
Northfield Bancorp, Inc.	24,069	395,694
Northwest Bancshares, Inc.	47,749	645,089
OceanFirst Financial Corp.	4,406	77,898
Ocwen Financial Corp.*	36,941	91,244
Oritani Financial Corp.	22,640	384,201
PennyMac Financial Services, Inc., Class A*‡	2,508	29,494
PHH Corp.*	21,557	270,325
Provident Financial Services, Inc.	33,018	666,633
Radian Group, Inc.	92,273	1,144,185
Stonegate Mortgage Corp.*	5,794	33,258
Territorial Bancorp, Inc.	2,866	74,688
TrustCo Bank Corp.	45,030	272,882
United Community Financial Corp./Ohio	18,357	107,756
United Financial Bancorp, Inc.	27,101	341,202
Walker & Dunlop, Inc.*	13,040	316,481
Washington Federal, Inc.	46,545	1,054,244
Waterstone Financial, Inc.	9,179	125,569

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WSFS Financial Corp.	15,849	$515,409

		15,043,743

Total Financials		201,130,452

Health Care (12.6%)
Biotechnology (4.0%)
Abeona Therapeutics, Inc.*	5,561	14,236
ACADIA Pharmaceuticals, Inc.*	39,928	1,116,387
Acceleron Pharma, Inc.*	11,247	296,808
Achillion Pharmaceuticals, Inc.*	58,594	452,346
Acorda Therapeutics, Inc.*	20,057	530,508
Adamas Pharmaceuticals, Inc.*	3,711	53,661
Aduro Biotech, Inc.*	5,346	68,482
Advaxis, Inc.*	15,541	140,335
Aegerion Pharmaceuticals, Inc.*	9,239	34,184
Affimed N.V.*	5,553	20,768
Agenus, Inc.*	38,678	160,900
Aimmune Therapeutics, Inc.*	3,993	54,145
Akebia Therapeutics, Inc.*	10,062	90,659
Alder Biopharmaceuticals, Inc.*	11,088	271,545
AMAG Pharmaceuticals, Inc.*	16,882	395,039
Amicus Therapeutics, Inc.*	55,049	465,164
Anacor Pharmaceuticals, Inc.*	19,814	1,059,058
Anthera Pharmaceuticals, Inc.*	14,398	52,121
Applied Genetic Technologies Corp.*	3,059	42,765
Ardelyx, Inc.*	7,380	57,343
Arena Pharmaceuticals, Inc.*	118,647	233,735
ARIAD Pharmaceuticals, Inc.*	88,635	566,378
Array BioPharma, Inc.*	70,715	208,609
Arrowhead Research Corp.*	17,903	86,292
Asterias Biotherapeutics, Inc.*	3,763	17,686
Atara Biotherapeutics, Inc.*	7,501	142,744
aTyr Pharma, Inc.*	2,251	8,869
Avalanche Biotechnologies, Inc.*	7,101	36,712
Avexis, Inc.*	1,333	36,311
Axovant Sciences Ltd.*	4,820	55,334
Bellicum Pharmaceuticals, Inc.*	6,269	58,615
BioCryst Pharmaceuticals, Inc.*	37,721	106,750
BioSpecifics Technologies Corp.*	1,808	62,955
BioTime, Inc.*	19,704	56,550
Blueprint Medicines Corp.*	5,907	106,621
Calithera Biosciences, Inc.*	4,031	22,896
Cara Therapeutics, Inc.*	7,038	43,776
Catabasis Pharmaceuticals, Inc.*	917	4,622
Catalyst Pharmaceuticals, Inc.*	28,398	33,226
Celldex Therapeutics, Inc.*	47,738	180,450
Cellular Biomedicine Group, Inc.*	3,548	66,170
Cepheid, Inc.*	34,497	1,150,820
ChemoCentryx, Inc.*	10,297	25,640
Chiasma, Inc.*	2,438	22,332
Chimerix, Inc.*	21,720	110,989
Cidara Therapeutics, Inc.*	1,804	22,911
Clovis Oncology, Inc.*	14,076	270,259
Coherus Biosciences, Inc.*	11,460	243,296
Concert Pharmaceuticals, Inc.*	5,640	77,042
CorMedix, Inc.*	13,405	35,523
CTI BioPharma Corp.*	60,091	31,932
Curis, Inc.*	40,153	64,646
Cytokinetics, Inc.*	12,078	85,150
CytomX Therapeutics, Inc.*	2,652	34,211
CytRx Corp.*	21,835	58,518
Dicerna Pharmaceuticals, Inc.*	5,466	29,298
Dimension Therapeutics, Inc.*	1,306	10,226
Dynavax Technologies Corp.*	17,869	343,800
Eagle Pharmaceuticals, Inc.*	4,061	164,470
Edge Therapeutics, Inc.*	2,910	26,626
Editas Medicine, Inc.*	2,142	73,985
Emergent BioSolutions, Inc.*	15,674	569,750
Enanta Pharmaceuticals, Inc.*	7,336	215,458
Epizyme, Inc.*	17,218	208,682
Esperion Therapeutics, Inc.*	6,682	112,993
Exact Sciences Corp.*	46,693	314,711
Exelixis, Inc.*	107,319	429,276
Fibrocell Science, Inc.*	9,727	24,317
FibroGen, Inc.*	22,781	485,007
Five Prime Therapeutics, Inc.*	11,090	450,587
Flexion Therapeutics, Inc.*	5,029	46,267
Foundation Medicine, Inc.*	4,371	79,465
Galena Biopharma, Inc.*	58,561	79,643
Genocea Biosciences, Inc.*	7,404	57,307
Genomic Health, Inc.*	9,111	225,679
Geron Corp.*	80,127	233,971
Global Blood Therapeutics, Inc.*	4,082	64,741
Halozyme Therapeutics, Inc.*	49,671	470,384
Heron Therapeutics, Inc.*	13,517	256,688
Idera Pharmaceuticals, Inc.*	30,989	61,358
Ignyta, Inc.*	7,639	51,716
Immune Design Corp.*	4,054	52,702
ImmunoGen, Inc.*	42,791	364,579
Immunomedics, Inc.*	43,136	107,840
Infinity Pharmaceuticals, Inc.*	18,944	99,835
Inovio Pharmaceuticals, Inc.*	33,834	294,694
Insmed, Inc.*	30,452	385,827
Insys Therapeutics, Inc.*	10,761	172,068
Invitae Corp.*	2,728	27,907
Ironwood Pharmaceuticals, Inc.*	64,607	706,801
Karyopharm Therapeutics, Inc.*	8,292	73,965
Keryx Biopharmaceuticals, Inc.*	49,772	232,435
Kite Pharma, Inc.*	15,197	697,694
La Jolla Pharmaceutical Co.*	4,800	100,368
Lexicon Pharmaceuticals, Inc.*	18,328	219,020
Ligand Pharmaceuticals, Inc.*	8,353	894,523
Lion Biotechnologies, Inc.*	16,225	82,423
Loxo Oncology, Inc.*	2,761	75,486
MacroGenics, Inc.*	14,966	280,613
MannKind Corp.*	126,438	203,565
Medgenics, Inc.*	5,781	25,436
Merrimack Pharmaceuticals, Inc.*	57,396	480,405
MiMedx Group, Inc.*	57,570	503,162
Mirati Therapeutics, Inc.*	5,575	119,305
Momenta Pharmaceuticals, Inc.*	31,788	293,721
Myriad Genetics, Inc.*	33,463	1,252,520
NantKwest, Inc.*	2,190	18,002
Natera, Inc.*	3,288	31,302
Navidea Biopharmaceuticals, Inc.*	56,412	53,281
Neurocrine Biosciences, Inc.*	40,463	1,600,312
NewLink Genetics Corp.*	10,597	192,865
Nivalis Therapeutics, Inc.*	1,420	5,921
Northwest Biotherapeutics, Inc.*	18,078	26,394
Novavax, Inc.*	130,990	675,908
Oncocyte Corp.*	985	4,541
OncoMed Pharmaceuticals, Inc.*	6,459	65,300
Oncothyreon, Inc.*	33,546	42,603
Ophthotech Corp.*	11,382	481,117
Organovo Holdings, Inc.*	31,350	68,030
Osiris Therapeutics, Inc.*	6,914	39,479
Otonomy, Inc.*	6,118	91,281
OvaScience, Inc.*	10,944	103,859
PDL BioPharma, Inc.	90,109	300,063
Peregrine Pharmaceuticals, Inc.*	70,877	29,804
Pfenex, Inc.*	5,894	57,938

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Portola Pharmaceuticals, Inc.*	23,548	$480,379
Progenics Pharmaceuticals, Inc.*	34,440	150,158
Proteon Therapeutics, Inc.*	2,666	20,635
Prothena Corp. plc*	15,530	639,215
PTC Therapeutics, Inc.*	16,557	106,627
Radius Health, Inc.*	15,347	482,510
Raptor Pharmaceutical Corp.*	40,272	185,251
REGENXBIO, Inc.*	2,506	27,065
Regulus Therapeutics, Inc.*	10,270	71,171
Repligen Corp.*	17,393	466,480
Retrophin, Inc.*	16,265	222,180
Rigel Pharmaceuticals, Inc.*	25,967	54,011
Sage Therapeutics, Inc.*	6,858	219,867
Sangamo BioSciences, Inc.*	35,380	214,049
Sarepta Therapeutics, Inc.*	22,473	438,673
Seres Therapeutics, Inc.*	2,989	79,388
Sorrento Therapeutics, Inc.*	15,287	82,244
Spark Therapeutics, Inc.*	3,985	117,597
Spectrum Pharmaceuticals, Inc.*	23,588	150,020
Stemline Therapeutics, Inc.*	5,559	25,905
Synergy Pharmaceuticals, Inc.*	48,849	134,823
Synta Pharmaceuticals Corp.*	32,573	7,818
T2 Biosystems, Inc.*	3,214	31,690
TESARO, Inc.*	11,246	495,161
TG Therapeutics, Inc.*	17,027	145,070
Threshold Pharmaceuticals, Inc.*	22,432	10,319
Tobira Therapeutics, Inc.*	820	6,708
Tokai Pharmaceuticals, Inc.*	3,407	19,113
Trevena, Inc.*	10,771	89,076
Trovagene, Inc.*	10,608	49,327
Ultragenyx Pharmaceutical, Inc.*	18,235	1,154,458
Vanda Pharmaceuticals, Inc.*	19,263	161,039
Verastem, Inc.*	11,710	18,502
Versartis, Inc.*	8,091	64,890
Vitae Pharmaceuticals, Inc.*	4,760	31,559
Vital Therapies, Inc.*	7,194	65,250
Voyager Therapeutics, Inc.*	1,989	17,364
vTv Therapeutics, Inc., Class A*	1,704	8,793
XBiotech, Inc.*	3,366	31,809
Xencor, Inc.*	13,126	176,151
XOMA Corp.*	33,378	25,801
Zafgen, Inc.*	5,947	39,726
ZIOPHARM Oncology, Inc.*	53,401	396,235

		33,880,430

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.	11,348	515,086
ABIOMED, Inc.*	20,419	1,935,925
Accuray, Inc.*	39,265	226,952
Analogic Corp.	5,828	460,470
AngioDynamics, Inc.*	8,549	105,067
Anika Therapeutics, Inc.*	7,326	327,619
Antares Pharma, Inc.*	74,922	65,190
AtriCure, Inc.*	14,155	238,229
Atrion Corp.	667	263,705
Cantel Medical Corp.	16,558	1,181,579
Cardiovascular Systems, Inc.*	15,067	156,245
Cerus Corp.*	45,979	272,655
ConforMIS, Inc.*	3,485	37,464
CONMED Corp.	13,190	553,189
Corindus Vascular Robotics, Inc.*	8,504	8,423
CryoLife, Inc.	8,575	92,181
Cutera, Inc.*	4,743	53,359
Cynosure, Inc., Class A*	11,366	501,468
EndoChoice Holdings, Inc.*	1,905	9,925
Endologix, Inc.*	38,366	320,740
Entellus Medical, Inc.*	2,207	40,145
Exactech, Inc.*	2,809	56,910
GenMark Diagnostics, Inc.*	22,049	116,198
Glaukos Corp.*	2,513	42,369
Globus Medical, Inc., Class A*	33,079	785,626
Greatbatch, Inc.*	12,305	438,550
Haemonetics Corp.*	24,603	860,613
Halyard Health, Inc.*	22,156	636,542
HeartWare International, Inc.*	8,885	279,167
ICU Medical, Inc.*	6,994	728,075
Inogen, Inc.*	7,780	349,944
Insulet Corp.*	27,955	926,988
Integra LifeSciences Holdings Corp.*	13,513	910,236
Invacare Corp.	16,331	215,079
InVivo Therapeutics Holdings Corp.*	9,794	68,362
Invuity, Inc.*	1,364	9,848
iRadimed Corp.*	1,051	20,137
K2M Group Holdings, Inc.*	8,926	132,373
Lantheus Holdings, Inc.*	4,034	7,624
LDR Holding Corp.*	11,822	301,343
LeMaitre Vascular, Inc.	4,236	65,743
LivaNova plc*	21,357	1,152,851
Masimo Corp.*	21,894	916,045
Meridian Bioscience, Inc.	20,363	419,681
Merit Medical Systems, Inc.*	24,265	448,660
Natus Medical, Inc.*	16,017	615,533
Neogen Corp.*	17,513	881,780
Nevro Corp.*	7,832	440,628
Novocure Ltd.*	5,720	82,826
NuVasive, Inc.*	22,908	1,114,474
Nuvectra Corp.*	4,102	22,190
NxStage Medical, Inc.*	29,698	445,173
OraSure Technologies, Inc.*	28,162	203,611
Orthofix International N.V.*	8,764	363,881
Oxford Immunotec Global plc*	7,281	72,155
Penumbra, Inc.*	1,591	73,186
Quidel Corp.*	16,670	287,724
Rockwell Medical, Inc.*	24,619	184,889
RTI Surgical, Inc.*	20,883	83,532
SeaSpine Holdings Corp.*	3,518	51,504
Second Sight Medical Products, Inc.*	4,350	21,011
Sientra, Inc.*	2,572	17,593
Spectranetics Corp.*	22,341	324,391
STAAR Surgical Co.*	14,034	103,711
STERIS plc	41,213	2,928,184
SurModics, Inc.*	7,892	145,292
Tandem Diabetes Care, Inc.*	6,430	56,005
TransEnterix, Inc.*	14,673	62,360
Unilife Corp.*	43,111	29,315
Utah Medical Products, Inc.	1,282	80,176
Vascular Solutions, Inc.*	8,550	278,132
Veracyte, Inc.*	4,741	25,601
West Pharmaceutical Services, Inc.	34,910	2,419,961
Wright Medical Group N.V.*	44,214	733,952
Zeltiq Aesthetics, Inc.*	14,423	391,729

		29,795,079

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.*	4,794	94,873
Aceto Corp.	15,343	361,481
Addus HomeCare Corp.*	2,248	38,643
Adeptus Health, Inc., Class A*	2,951	163,899
Air Methods Corp.*	19,391	702,342
Alliance HealthCare Services, Inc.*	1,970	14,164
Almost Family, Inc.*	2,383	88,743
Amedisys, Inc.*	13,465	650,898

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
AMN Healthcare Services, Inc.*	22,538	$757,502
Amsurg Corp.*	25,677	1,915,504
BioScrip, Inc.*	24,323	52,051
BioTelemetry, Inc.*	8,574	100,144
Capital Senior Living Corp.*	15,079	279,263
Chemed Corp.	8,570	1,160,807
Civitas Solutions, Inc.*	6,717	117,077
CorVel Corp.*	2,997	118,142
Cross Country Healthcare, Inc.*	14,840	172,589
Diplomat Pharmacy, Inc.*	17,375	476,075
Ensign Group, Inc.	26,380	597,243
ExamWorks Group, Inc.*	19,118	565,128
Five Star Quality Care, Inc.*	15,142	34,675
Genesis Healthcare, Inc.*	18,511	42,946
HealthEquity, Inc.*	17,260	425,804
HealthSouth Corp.	43,904	1,652,108
Healthways, Inc.*	13,018	131,352
Kindred Healthcare, Inc.	40,658	502,126
Landauer, Inc.	5,494	181,687
LHC Group, Inc.*	5,235	186,157
Magellan Health, Inc.*	12,379	840,905
Molina Healthcare, Inc.*	18,954	1,222,343
National HealthCare Corp.	4,729	294,617
National Research Corp., Class A	8,229	127,961
Nobilis Health Corp.*	11,478	35,811
Owens & Minor, Inc.	29,776	1,203,546
PharMerica Corp.*	15,924	352,080
Providence Service Corp.*	6,525	333,232
RadNet, Inc.*	12,806	61,853
Select Medical Holdings Corp.*	50,598	597,562
Surgery Partners, Inc.*	5,476	72,612
Surgical Care Affiliates, Inc.*	10,278	475,666
Team Health Holdings, Inc.*	34,858	1,457,413
Teladoc, Inc.*	3,341	32,074
Triple-S Management Corp., Class B*	11,891	295,610
Trupanion, Inc.*	5,373	52,924
U.S. Physical Therapy, Inc.	6,156	306,138
Universal American Corp.	21,608	154,281
WellCare Health Plans, Inc.*	21,352	1,980,398

		21,480,449

Health Care Technology (0.4%)
Castlight Health, Inc., Class B*	13,916	46,340
Computer Programs & Systems, Inc.	5,666	295,312
Connecture, Inc.*	2,717	6,956
Evolent Health, Inc., Class A*	4,563	48,185
HealthStream, Inc.*	11,730	259,116
HMS Holdings Corp.*	43,200	619,920
Imprivata, Inc.*	3,652	46,125
Medidata Solutions, Inc.*	26,244	1,015,905
Omnicell, Inc.*	19,283	537,417
Press Ganey Holdings, Inc.*	5,554	167,064
Quality Systems, Inc.	26,495	403,784
Vocera Communications, Inc.*	8,054	102,688

		3,548,812

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	12,223	175,645
Affymetrix, Inc.*	37,108	519,883
Albany Molecular Research, Inc.*	8,367	127,931
Cambrex Corp.*	15,332	674,608
Fluidigm Corp.*	14,823	119,622
Harvard Bioscience, Inc.*	10,923	32,987
INC Research Holdings, Inc., Class A*	6,671	274,912
Luminex Corp.*	20,790	403,326
NanoString Technologies, Inc.*	4,988	75,917
NeoGenomics, Inc.*	18,865	127,150
Pacific Biosciences of California, Inc.*	31,455	267,368
PAREXEL International Corp.*	26,711	1,675,581
PRA Health Sciences, Inc.*	9,672	413,575
Sequenom, Inc.*	38,646	54,491

		4,942,996

Pharmaceuticals (1.5%)
Aclaris Therapeutics, Inc.*	1,989	37,692
Aerie Pharmaceuticals, Inc.*	7,192	87,455
Agile Therapeutics, Inc.*	3,997	24,821
Alimera Sciences, Inc.*	12,055	21,096
Amphastar Pharmaceuticals, Inc.*	15,300	183,600
ANI Pharmaceuticals, Inc.*	3,818	128,514
Aralez Pharmaceuticals, Inc.*	16,405	58,238
Aratana Therapeutics, Inc.*	10,995	60,692
Assembly Biosciences, Inc.*	5,382	27,018
BioDelivery Sciences International, Inc.*	21,232	68,579
Carbylan Therapeutics, Inc.*	4,486	2,886
Catalent, Inc.*	40,369	1,076,641
Cempra, Inc.*	15,479	271,192
Collegium Pharmaceutical, Inc.*	2,340	42,471
Corcept Therapeutics, Inc.*	24,357	113,991
Corium International, Inc.*	4,492	17,339
Depomed, Inc.*	29,950	417,203
Dermira, Inc.*	7,672	158,657
Durect Corp.*	42,081	56,809
Endocyte, Inc.*	14,650	45,415
Flex Pharma, Inc.*	2,289	25,110
Foamix Pharmaceuticals Ltd.*	8,655	56,431
Heska Corp.*	1,882	53,637
Impax Laboratories, Inc.*	35,540	1,137,991
Innoviva, Inc.	44,446	559,575
Intersect ENT, Inc.*	8,200	155,800
Intra-Cellular Therapies, Inc.*	12,109	336,630
Lannett Co., Inc.*	9,183	164,651
Medicines Co.*	31,388	997,197
MyoKardia, Inc.*	1,409	15,090
Nektar Therapeutics*	61,865	850,644
Neos Therapeutics, Inc.*	2,124	22,918
Ocular Therapeutix, Inc.*	8,001	77,290
Omeros Corp.*	17,993	276,013
Orexigen Therapeutics, Inc.*	56,473	31,777
Pacira Pharmaceuticals, Inc.*	18,014	954,382
Paratek Pharmaceuticals, Inc.*	4,341	65,853
Pernix Therapeutics Holdings, Inc.*	17,073	17,927
Phibro Animal Health Corp., Class A	8,555	231,327
Prestige Brands Holdings, Inc.*	24,849	1,326,688
Relypsa, Inc.*	16,053	217,518
Revance Therapeutics, Inc.*	8,843	154,399
Sagent Pharmaceuticals, Inc.*	7,036	85,628
SciClone Pharmaceuticals, Inc.*	24,301	267,311
Sucampo Pharmaceuticals, Inc., Class A*	12,834	140,276
Supernus Pharmaceuticals, Inc.*	17,120	261,080
Teligent, Inc.*	13,428	65,797
Tetraphase Pharmaceuticals, Inc.*	18,310	84,775
TherapeuticsMD, Inc.*	66,868	427,955
Theravance Biopharma, Inc.*	13,117	246,600
VIVUS, Inc.*	39,748	55,647
XenoPort, Inc.*	24,566	110,793
Zogenix, Inc.*	7,626	70,464

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc.*	1,235	$11,671

		12,457,154

Total Health Care		106,104,920

Industrials (11.8%)
Aerospace & Defense (1.3%)
AAR Corp.	18,821	437,965
Aerojet Rocketdyne Holdings, Inc.*	30,266	495,757
Aerovironment, Inc.*	9,105	257,854
American Science & Engineering, Inc.	2,634	72,935
Astronics Corp.*	11,165	425,945
Cubic Corp.	11,494	459,300
Curtiss-Wright Corp.	22,458	1,699,397
DigitalGlobe, Inc.*	32,665	565,105
Ducommun, Inc.*	4,108	62,647
Engility Holdings, Inc.*	6,140	115,186
Esterline Technologies Corp.*	14,500	929,015
HEICO Corp.	9,231	555,060
HEICO Corp., Class A	19,294	918,394
KEYW Holding Corp.*	11,857	78,731
KLX, Inc.*	25,200	809,928
Kratos Defense & Security Solutions, Inc.*	16,256	80,467
Moog, Inc., Class A*	17,674	807,348
National Presto Industries, Inc.	1,575	131,891
Sparton Corp.*	3,590	64,584
TASER International, Inc.*	26,380	517,839
Teledyne Technologies, Inc.*	17,217	1,517,506
Vectrus, Inc.*	3,994	90,864

		11,093,718

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	24,929	383,408
Atlas Air Worldwide Holdings, Inc.*	12,150	513,581
Echo Global Logistics, Inc.*	14,660	398,166
Forward Air Corp.	15,501	702,505
Hub Group, Inc., Class A*	17,563	716,395
Park-Ohio Holdings Corp.	2,898	124,092
Radiant Logistics, Inc.*	11,051	39,452
XPO Logistics, Inc.*	34,396	1,055,957

		3,933,556

Airlines (0.4%)
Allegiant Travel Co.	6,628	1,180,181
Hawaiian Holdings, Inc.*	23,158	1,092,826
SkyWest, Inc.	26,318	526,097
Virgin America, Inc.*	12,314	474,828

		3,273,932

Building Products (0.9%)
AAON, Inc.	19,700	551,600
Advanced Drainage Systems, Inc.	16,155	344,102
American Woodmark Corp.*	6,331	472,229
Apogee Enterprises, Inc.	13,770	604,365
Builders FirstSource, Inc.*	24,046	270,999
Continental Building Products, Inc.*	15,124	280,702
Gibraltar Industries, Inc.*	14,980	428,428
Griffon Corp.	15,227	235,257
Insteel Industries, Inc.	8,618	263,452
Masonite International Corp.*	14,602	956,431
NCI Building Systems, Inc.*	9,881	140,310
Nortek, Inc.*	3,041	146,850
Patrick Industries, Inc.*	6,075	275,744
PGT, Inc.*	16,478	162,144
Ply Gem Holdings, Inc.*	7,868	110,545
Quanex Building Products Corp.	16,544	287,204
Simpson Manufacturing Co., Inc.	20,130	768,362
Trex Co., Inc.*	14,643	701,839
Universal Forest Products, Inc.	9,654	828,506

		7,829,069

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	26,372	852,079
ACCO Brands Corp.*	55,685	500,051
ARC Document Solutions, Inc.*	15,078	67,851
Brady Corp., Class A	23,367	627,170
Brink’s Co.	23,605	792,892
Casella Waste Systems, Inc., Class A*	12,759	85,485
CECO Environmental Corp.	9,021	56,020
Civeo Corp.*	38,524	47,385
Deluxe Corp.	23,754	1,484,388
Ennis, Inc.	12,128	237,102
Essendant, Inc.	19,521	623,306
G&K Services, Inc., Class A	9,355	685,254
Healthcare Services Group, Inc.	34,901	1,284,706
Heritage-Crystal Clean, Inc.*	4,562	45,346
Herman Miller, Inc.	28,027	865,754
HNI Corp.	22,057	863,973
InnerWorkings, Inc.*	11,861	94,295
Interface, Inc.	32,072	594,615
Kimball International, Inc., Class B	11,310	128,369
Knoll, Inc.	25,612	554,500
Matthews International Corp., Class A	15,662	806,123
McGrath RentCorp	11,893	298,277
Mobile Mini, Inc.	21,864	721,949
MSA Safety, Inc.	13,669	660,896
Multi-Color Corp.	6,713	358,139
NL Industries, Inc.*	2,063	4,662
Quad/Graphics, Inc.	9,954	128,805
SP Plus Corp.*	5,607	134,904
Steelcase, Inc., Class A	39,071	582,939
Team, Inc.*	13,167	400,008
Tetra Tech, Inc.	28,711	856,162
TRC Cos., Inc.*	6,153	44,609
U.S. Ecology, Inc.	11,711	517,158
UniFirst Corp.	7,025	766,568
Viad Corp.	8,688	253,342
VSE Corp.	1,542	104,686
West Corp.	24,484	558,725

		17,688,493

Construction & Engineering (0.8%)
Aegion Corp.*	17,171	362,136
Ameresco, Inc., Class A*	7,754	36,987
Argan, Inc.	4,477	157,411
Comfort Systems USA, Inc.	17,979	571,193
Dycom Industries, Inc.*	16,584	1,072,487
EMCOR Group, Inc.	30,492	1,481,911
Granite Construction, Inc.	19,017	909,013
Great Lakes Dredge & Dock Corp.*	21,898	97,665
HC2 Holdings, Inc.*	7,181	27,431
MasTec, Inc.*	31,535	638,268
MYR Group, Inc.*	9,628	241,759
Northwest Pipe Co.*	3,326	30,666
NV5 Global, Inc.*	1,609	43,170
Orion Marine Group, Inc.*	9,826	50,899
Primoris Services Corp.	20,369	494,967
Tutor Perini Corp.*	20,246	314,623

		6,530,586

Electrical Equipment (0.7%)
Allied Motion Technologies, Inc.	2,309	41,562
AZZ, Inc.	13,106	741,800
Encore Wire Corp.	9,982	388,599
EnerSys, Inc.	21,805	1,214,975

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Enphase Energy, Inc.*	9,998	$23,295
Franklin Electric Co., Inc.	23,091	742,838
FuelCell Energy, Inc.*	7,261	49,157
Generac Holdings, Inc.*	32,631	1,215,178
General Cable Corp.	23,020	281,074
LSI Industries, Inc.	7,420	87,185
Plug Power, Inc.*	55,700	114,185
Powell Industries, Inc.	3,236	96,465
Power Solutions International, Inc.*	1,725	23,805
PowerSecure International, Inc.*	7,405	138,399
Preformed Line Products Co.	712	26,002
Sunrun, Inc.*	6,341	41,090
Thermon Group Holdings, Inc.*	17,432	306,106
Vicor Corp.*	5,331	55,869

		5,587,584

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	18,196	291,500

Machinery (2.6%)
Accuride Corp.*	13,175	20,421
Actuant Corp., Class A	28,118	694,796
Alamo Group, Inc.	4,688	261,168
Albany International Corp., Class A	14,896	559,941
Altra Industrial Motion Corp.	12,559	348,889
American Railcar Industries, Inc.	2,968	120,887
Astec Industries, Inc.	9,386	438,045
Barnes Group, Inc.	27,251	954,603
Blount International, Inc.*	22,070	220,259
Blue Bird Corp.*	1,686	18,293
Briggs & Stratton Corp.	23,177	554,394
Chart Industries, Inc.*	14,543	315,874
CIRCOR International, Inc.	9,449	438,339
CLARCOR, Inc.	23,594	1,363,497
Columbus McKinnon Corp.	6,946	109,469
Commercial Vehicle Group, Inc.*	11,223	29,741
Douglas Dynamics, Inc.	10,844	248,436
EnPro Industries, Inc.	10,645	614,004
ESCO Technologies, Inc.	13,309	518,785
ExOne Co.*	3,743	49,183
Federal Signal Corp.	29,544	391,753
FreightCar America, Inc.	4,389	68,381
Global Brass & Copper Holdings, Inc.	10,419	259,954
Gorman-Rupp Co.	8,979	232,825
Graham Corp.	3,551	70,700
Greenbrier Cos., Inc.	14,089	389,420
Harsco Corp.	27,345	149,030
Hillenbrand, Inc.	29,798	892,450
Hurco Cos., Inc.	2,302	75,943
Hyster-Yale Materials Handling, Inc.	5,037	335,464
John Bean Technologies Corp.	13,910	784,663
Kadant, Inc.	5,065	228,735
L.B. Foster Co., Class A	3,776	68,572
Lindsay Corp.	5,433	389,057
Lydall, Inc.*	8,256	268,485
Meritor, Inc.*	50,809	409,521
Milacron Holdings Corp.*	4,989	82,269
Miller Industries, Inc.	3,914	79,376
Mueller Industries, Inc.	27,088	796,929
Mueller Water Products, Inc., Class A	75,360	744,557
Navistar International Corp.*	24,325	304,549
NN, Inc.	9,450	129,276
Omega Flex, Inc.	1,044	36,310
Proto Labs, Inc.*	10,950	844,135
RBC Bearings, Inc.*	11,436	837,801
Rexnord Corp.*	48,047	971,510
Standex International Corp.	6,602	513,702
Sun Hydraulics Corp.	11,162	370,467
Tennant Co.	9,547	491,480
Titan International, Inc.	15,775	84,869
TriMas Corp.*	23,054	403,906
Twin Disc, Inc.	2,771	28,070
Wabash National Corp.*	32,678	431,350
Watts Water Technologies, Inc., Class A	14,243	785,217
Woodward, Inc.	29,862	1,553,421
Xerium Technologies, Inc.*	4,282	22,352

		22,405,523

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	7,626	2,745
Golden Ocean Group Ltd.*	19,956	13,869
Matson, Inc.	20,552	825,574
Navios Maritime Holdings, Inc.	30,040	33,945
Safe Bulkers, Inc.	13,592	10,921
Scorpio Bulkers, Inc.*	13,341	43,759
Ultrapetrol Bahamas Ltd.*	3,822	1,032

		931,845

Professional Services (1.2%)
Acacia Research Corp.	18,363	69,596
Advisory Board Co.*	21,287	686,506
Barrett Business Services, Inc.	2,595	74,606
CBIZ, Inc.*	24,190	244,077
CDI Corp.	4,586	28,800
CEB, Inc.	16,017	1,036,780
CRA International, Inc.*	3,543	69,585
Exponent, Inc.	12,498	637,523
Franklin Covey Co.*	4,171	73,368
FTI Consulting, Inc.*	21,010	746,065
GP Strategies Corp.*	4,203	115,162
Heidrick & Struggles International, Inc.	6,147	145,684
Hill International, Inc.*	13,578	45,758
Huron Consulting Group, Inc.*	10,863	632,118
ICF International, Inc.*	9,022	310,086
Insperity, Inc.	7,588	392,527
Kelly Services, Inc., Class A	14,139	270,338
Kforce, Inc.	8,431	165,079
Korn/Ferry International	24,312	687,787
Mistras Group, Inc.*	5,531	137,003
Navigant Consulting, Inc.*	23,369	369,464
On Assignment, Inc.*	25,946	957,926
Pendrell Corp.*	57,765	30,616
Resources Connection, Inc.	18,782	292,248
RPX Corp.*	26,540	298,840
TriNet Group, Inc.*	20,146	289,095
TrueBlue, Inc.*	20,936	547,476
Volt Information Sciences, Inc.*	3,228	24,307
WageWorks, Inc.*	16,756	848,021

		10,226,441

Road & Rail (0.5%)
ArcBest Corp.	12,857	277,583
Celadon Group, Inc.	10,007	104,873
Covenant Transportation Group, Inc., Class A*	4,304	104,114
Heartland Express, Inc.	25,942	481,224
Knight Transportation, Inc.	29,580	773,517
Marten Transport Ltd.	8,453	158,240
P.A.M. Transportation Services, Inc.*	1,132	34,866
Roadrunner Transportation Systems, Inc.*	9,252	115,280

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Saia, Inc.*	12,602	$354,746
Swift Transportation Co.*	43,956	818,900
Universal Truckload Services, Inc.	2,597	42,773
USA Truck, Inc.*	3,517	66,260
Werner Enterprises, Inc.	22,345	606,890
YRC Worldwide, Inc.*	11,524	107,404

		4,046,670

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	32,127	714,504
Applied Industrial Technologies, Inc.	19,194	833,020
Beacon Roofing Supply, Inc.*	24,270	995,313
BMC Stock Holdings, Inc.*	17,974	298,728
CAI International, Inc.*	5,544	53,555
DXP Enterprises, Inc.*	4,204	73,822
H&E Equipment Services, Inc.	14,785	259,181
Kaman Corp.	13,578	579,645
Lawson Products, Inc.*	1,843	36,086
MRC Global, Inc.*	48,935	643,006
Neff Corp., Class A*	4,303	32,014
Real Industry, Inc.*	8,847	76,969
Rush Enterprises, Inc., Class A*	19,382	353,528
TAL International Group, Inc.*	10,905	168,373
Textainer Group Holdings Ltd.	6,817	101,164
Titan Machinery, Inc.*	6,212	71,811
Univar, Inc.*	19,837	340,800
Veritiv Corp.*	2,540	94,640

		5,726,159

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	30,818	443,471

Total Industrials		100,008,547

Information Technology (16.4%)
Communications Equipment (1.5%)
ADTRAN, Inc.	25,878	523,253
Aerohive Networks, Inc.*	8,036	40,100
Alliance Fiber Optic Products, Inc.*	5,255	77,721
Applied Optoelectronics, Inc.*	5,928	88,386
Bel Fuse, Inc., Class B	3,837	56,020
Black Box Corp.	5,983	80,591
CalAmp Corp.*	17,418	312,305
Calix, Inc.*	15,614	110,703
Ciena Corp.*	58,089	1,104,861
Clearfield, Inc.*	3,849	61,853
Comtech Telecommunications Corp.	5,723	133,747
Digi International, Inc.*	9,000	84,870
Emcore Corp.*	6,402	32,010
Extreme Networks, Inc.*	33,961	105,619
Finisar Corp.*	48,624	886,902
Harmonic, Inc.*	31,903	104,323
Infinera Corp.*	62,911	1,010,351
InterDigital, Inc.	18,040	1,003,926
Ixia*	31,804	396,278
KVH Industries, Inc.*	6,477	61,855
NETGEAR, Inc.*	15,336	619,114
NetScout Systems, Inc.*	44,346	1,018,628
Novatel Wireless, Inc.*	13,400	23,718
Oclaro, Inc.*	46,379	250,447
Plantronics, Inc.	16,859	660,704
Polycom, Inc.*	64,399	718,049
Ruckus Wireless, Inc.*	38,148	374,232
ShoreTel, Inc.*	27,444	204,183
Sonus Networks, Inc.*	17,648	132,889
Ubiquiti Networks, Inc.*	15,657	520,908
ViaSat, Inc.*	20,977	1,541,390

		12,339,936

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.*	5,283	53,939
Anixter International, Inc.*	14,148	737,252
AVX Corp.	22,564	283,630
Badger Meter, Inc.	7,377	490,644
Belden, Inc.	20,526	1,259,886
Benchmark Electronics, Inc.*	25,542	588,743
Checkpoint Systems, Inc.*	15,398	155,828
Coherent, Inc.*	11,423	1,049,774
Control4 Corp.*	7,491	59,628
CTS Corp.	19,299	303,766
Daktronics, Inc.	13,928	110,031
DTS, Inc.*	6,436	140,176
Electro Rent Corp.	6,985	64,681
ePlus, Inc.*	1,869	150,473
Fabrinet*	18,661	603,683
FARO Technologies, Inc.*	8,136	262,061
FEI Co.	20,048	1,784,472
GSI Group, Inc.*	15,499	219,466
II-VI, Inc.*	26,241	569,692
Insight Enterprises, Inc.*	18,900	541,296
InvenSense, Inc.*	40,311	338,612
Itron, Inc.*	18,425	768,691
Kimball Electronics, Inc.*	11,651	130,142
Knowles Corp.*	41,187	542,845
Littelfuse, Inc.	10,664	1,312,845
Mercury Systems, Inc.*	16,073	326,282
Mesa Laboratories, Inc.	1,057	101,842
Methode Electronics, Inc.	19,882	581,350
MTS Systems Corp.	7,553	459,600
Multi-Fineline Electronix, Inc.*	3,071	71,278
Newport Corp.*	21,386	491,878
OSI Systems, Inc.*	9,596	628,442
Park Electrochemical Corp.	7,992	127,952
PC Connection, Inc.	3,619	93,406
Plexus Corp.*	16,550	654,056
QLogic Corp.*	44,490	597,946
Rofin-Sinar Technologies, Inc.*	14,416	464,484
Rogers Corp.*	9,533	570,741
Sanmina Corp.*	38,118	891,199
ScanSource, Inc.*	13,614	549,733
SYNNEX Corp.	13,841	1,281,538
Systemax, Inc.*	5,754	50,463
Tech Data Corp.*	17,673	1,356,756
TTM Technologies, Inc.*	18,493	122,978
Universal Display Corp.*	19,500	1,054,950
Vishay Intertechnology, Inc.	64,886	792,258
Vishay Precision Group, Inc.*	4,380	61,364

		23,852,752

Internet Software & Services (1.9%)
Alarm.com Holdings, Inc.*	2,435	57,710
Amber Road, Inc.*	6,001	32,465
Angie’s List, Inc.*	14,977	120,864
Apigee Corp.*	1,603	13,321
Appfolio, Inc., Class A*	1,681	20,575
Bankrate, Inc.*	33,142	303,912
Bazaarvoice, Inc.*	22,140	69,741
Benefitfocus, Inc.*	2,866	95,581
Blucora, Inc.*	13,734	70,867
Box, Inc., Class A*	4,727	57,953
Brightcove, Inc.*	10,351	64,590
Carbonite, Inc.*	6,703	53,423
Care.com, Inc.*	6,628	40,762
ChannelAdvisor Corp.*	7,836	88,155
Cimpress N.V.*	15,779	1,430,998
comScore, Inc.*	23,809	715,222

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cornerstone OnDemand, Inc.*	25,428	$833,276
Cvent, Inc.*	11,181	239,273
Demandware, Inc.*	16,845	658,640
DHI Group, Inc.*	14,857	119,896
EarthLink Holdings Corp.	50,940	288,830
Endurance International Group Holdings, Inc.*	28,688	302,085
Envestnet, Inc.*	18,820	511,904
Everyday Health, Inc.*	7,766	43,490
Five9, Inc.*	8,028	71,369
Gogo, Inc.*	29,668	326,645
GrubHub, Inc.*	36,507	917,421
GTT Communications, Inc.*	9,185	151,920
Hortonworks, Inc.*	2,686	30,352
inContact, Inc.*	33,025	293,592
Instructure, Inc.*	1,750	31,395
Internap Corp.*	20,100	54,873
Intralinks Holdings, Inc.*	14,278	112,511
j2 Global, Inc.	23,657	1,456,798
Limelight Networks, Inc.*	20,536	37,170
Liquidity Services, Inc.*	8,804	45,605
LivePerson, Inc.*	17,389	101,726
LogMeIn, Inc.*	12,443	627,874
Marchex, Inc., Class B	11,213	49,898
Marin Software, Inc.*	10,741	32,438
Marketo, Inc.*	16,764	328,071
MaxPoint Interactive, Inc.*	2,458	4,351
MINDBODY, Inc., Class A*	2,265	30,192
Monster Worldwide, Inc.*	44,965	146,586
New Relic, Inc.*	3,844	100,252
NIC, Inc.	32,932	593,764
OPOWER, Inc.*	9,770	66,534
Q2 Holdings, Inc.*	6,432	154,625
QuinStreet, Inc.*	11,317	38,704
Quotient Technology, Inc.*	28,692	304,135
RealNetworks, Inc.*	11,208	45,504
Reis, Inc.	3,234	76,161
RetailMeNot, Inc.*	13,335	106,813
Rocket Fuel, Inc.*	9,397	29,601
SciQuest, Inc.*	8,698	120,728
Shutterstock, Inc.*	9,554	350,918
SPS Commerce, Inc.*	8,700	373,578
Stamps.com, Inc.*	6,743	716,646
TechTarget, Inc.*	7,104	52,712
Travelzoo, Inc.*	2,222	18,043
TrueCar, Inc.*	15,403	86,103
United Online, Inc.*	5,284	60,977
Web.com Group, Inc.*	21,505	426,229
WebMD Health Corp.*	18,094	1,133,227
Wix.com Ltd.*	6,072	123,079
Xactly Corp.*	2,211	15,145
XO Group, Inc.*	8,848	142,010

		16,219,808

IT Services (2.5%)
6D Global Technologies, Inc.(b)*	3,523	1,057
Acxiom Corp.*	37,482	803,614
Blackhawk Network Holdings, Inc.*	26,309	902,399
CACI International, Inc., Class A*	11,490	1,225,983
Cardtronics, Inc.*	22,747	818,665
Cass Information Systems, Inc.	6,183	323,680
Ciber, Inc.*	28,208	59,519
Convergys Corp.	48,712	1,352,732
CSG Systems International, Inc.	16,630	751,011
Datalink Corp.*	7,935	72,526
EPAM Systems, Inc.*	23,709	1,770,351
Euronet Worldwide, Inc.*	25,097	1,859,939
Everi Holdings, Inc.*	23,740	54,365
EVERTEC, Inc.	35,011	489,454
ExlService Holdings, Inc.*	16,404	849,727
Forrester Research, Inc.	3,670	123,349
Hackett Group, Inc.	8,110	122,623
Heartland Payment Systems, Inc.	17,404	1,680,704
Lionbridge Technologies, Inc.*	21,863	110,627
Luxoft Holding, Inc.*	8,837	486,300
ManTech International Corp., Class A	12,159	388,966
MAXIMUS, Inc.	31,346	1,650,053
ModusLink Global Solutions, Inc.*	13,819	20,314
MoneyGram International, Inc.*	10,361	63,409
NeuStar, Inc., Class A*	12,713	312,740
Perficient, Inc.*	16,713	363,006
PFSweb, Inc.*	4,135	54,251
Science Applications International Corp.	21,836	1,164,732
ServiceSource International, Inc.*	21,470	91,462
Sykes Enterprises, Inc.*	20,292	612,413
Syntel, Inc.*	15,999	798,830
TeleTech Holdings, Inc.	6,928	192,321
Travelport Worldwide Ltd.	50,672	692,180
Unisys Corp.*	25,349	195,187
Virtusa Corp.*	15,034	563,174

		21,021,663

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Energy Industries, Inc.*	19,581	681,223
Advanced Micro Devices, Inc.*	310,012	883,534
Alpha & Omega Semiconductor Ltd.*	6,100	72,285
Ambarella, Inc.*	15,149	677,160
Amkor Technology, Inc.*	47,878	282,001
Applied Micro Circuits Corp.*	38,058	245,855
Axcelis Technologies, Inc.*	40,013	112,036
Brooks Automation, Inc.	33,350	346,840
Cabot Microelectronics Corp.	12,876	526,757
Cascade Microtech, Inc.*	4,862	100,254
Cavium, Inc.*	26,044	1,592,851
CEVA, Inc.*	9,507	213,907
Cirrus Logic, Inc.*	30,724	1,118,661
Cohu, Inc.	9,234	109,700
Diodes, Inc.*	19,572	393,397
DSP Group, Inc.*	7,707	70,288
Entegris, Inc.*	69,196	942,450
Exar Corp.*	14,140	81,305
Fairchild Semiconductor International, Inc.*	57,442	1,148,840
FormFactor, Inc.*	21,067	153,157
Inphi Corp.*	18,049	601,754
Integrated Device Technology, Inc.*	65,988	1,348,795
Intersil Corp., Class A	62,503	835,665
IXYS Corp.	8,807	98,815
Kopin Corp.*	22,178	36,815
Lattice Semiconductor Corp.*	55,275	313,962
MA-COM Technology Solutions Holdings, Inc.*	11,540	505,337
Mattson Technology, Inc.*	26,872	98,083
MaxLinear, Inc., Class A*	26,144	483,664
Microsemi Corp.*	52,229	2,000,893
MKS Instruments, Inc.	25,172	947,726
Monolithic Power Systems, Inc.	18,754	1,193,505
Nanometrics, Inc.*	7,577	120,020
NeoPhotonics Corp.*	10,233	143,671
NVE Corp.	1,706	96,440
PDF Solutions, Inc.*	9,085	121,557

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Photronics, Inc.*	29,585	$307,980
Power Integrations, Inc.	14,529	721,510
Rambus, Inc.*	54,219	745,511
Rudolph Technologies, Inc.*	10,853	148,252
Semtech Corp.*	31,536	693,477
Sigma Designs, Inc.*	12,627	85,864
Silicon Laboratories, Inc.*	20,514	922,309
Synaptics, Inc.*	17,937	1,430,296
Tessera Technologies, Inc.	26,557	823,267
Ultra Clean Holdings, Inc.*	11,416	61,190
Ultratech, Inc.*	12,888	281,474
Veeco Instruments, Inc.*	21,603	420,826
Xcerra Corp.*	19,028	124,063

		25,465,222

Software (4.1%)
A10 Networks, Inc.*	12,020	71,158
ACI Worldwide, Inc.*	55,364	1,151,018
American Software, Inc., Class A	8,624	77,616
Aspen Technology, Inc.*	41,303	1,492,277
AVG Technologies N.V.*	20,220	419,565
Barracuda Networks, Inc.*	2,766	42,596
Blackbaud, Inc.	22,183	1,395,089
Bottomline Technologies de, Inc.*	19,949	608,245
BroadSoft, Inc.*	13,643	550,495
Callidus Software, Inc.*	27,273	454,914
Code Rebel Corp.*	470	2,200
CommVault Systems, Inc.*	22,750	982,117
Digimarc Corp.*	2,723	82,507
Digital Turbine, Inc.*	16,257	19,346
Ebix, Inc.	13,976	570,081
Ellie Mae, Inc.*	14,446	1,309,385
EnerNOC, Inc.*	9,589	71,726
Epiq Systems, Inc.	11,401	171,243
Fair Isaac Corp.	14,762	1,566,101
Fleetmatics Group plc*	18,357	747,313
Gigamon, Inc.*	13,110	406,672
Globant S.A.*	5,162	159,299
Glu Mobile, Inc.*	59,778	168,574
Guidance Software, Inc.*	6,702	28,819
Guidewire Software, Inc.*	33,348	1,816,799
HubSpot, Inc.*	9,002	392,667
Imperva, Inc.*	13,141	663,621
Infoblox, Inc.*	28,592	488,923
Interactive Intelligence Group, Inc.*	9,346	340,381
Jive Software, Inc.*	16,045	60,650
Manhattan Associates, Inc.*	35,760	2,033,671
Mentor Graphics Corp.	47,180	959,169
MicroStrategy, Inc., Class A*	4,352	782,141
MobileIron, Inc.*	13,667	61,775
Model N, Inc.*	7,677	82,681
Monotype Imaging Holdings, Inc.	20,831	498,278
Park City Group, Inc.*	3,650	32,996
Paycom Software, Inc.*	15,176	540,266
Paylocity Holding Corp.*	7,456	244,109
Pegasystems, Inc.	17,746	450,393
Progress Software Corp.*	23,697	571,572
Proofpoint, Inc.*	19,076	1,025,907
PROS Holdings, Inc.*	10,950	129,101
QAD, Inc., Class A	3,620	76,925
Qlik Technologies, Inc.*	45,119	1,304,841
Qualys, Inc.*	12,286	310,959
Rapid7, Inc.*	2,710	35,420
RealPage, Inc.*	26,870	559,971
RingCentral, Inc., Class A*	26,219	412,949
Rovi Corp.*	40,396	828,522
Rubicon Project, Inc.*	8,639	157,921
Sapiens International Corp. N.V.	8,581	102,800
SeaChange International, Inc.*	10,133	55,934
Silver Spring Networks, Inc.*	17,261	254,600
Synchronoss Technologies, Inc.*	19,144	619,117
Take-Two Interactive Software, Inc.*	40,857	1,539,083
Tangoe, Inc.*	14,570	114,957
Telenav, Inc.*	10,289	60,705
Textura Corp.*	6,747	125,697
TiVo, Inc.*	51,928	493,835
TubeMogul, Inc.*	5,475	70,847
Tyler Technologies, Inc.*	16,223	2,086,440
Varonis Systems, Inc.*	3,240	59,130
VASCO Data Security International, Inc.*	10,064	154,986
Verint Systems, Inc.*	29,754	993,189
VirnetX Holding Corp.*	16,381	75,189
Workiva, Inc.*	2,701	31,467
Xura, Inc.*	9,601	188,852
Zendesk, Inc.*	26,914	563,310
Zix Corp.*	18,381	72,237

		35,073,339

Technology Hardware, Storage & Peripherals (0.6%)
Avid Technology, Inc.*	11,613	78,504
CPI Card Group, Inc.	5,968	49,176
Cray, Inc.*	19,824	830,824
Diebold, Inc.	31,017	896,702
Eastman Kodak Co.*	6,384	69,266
Electronics for Imaging, Inc.*	22,198	940,973
Imation Corp.*	11,279	17,482
Immersion Corp.*	9,249	76,397
Nimble Storage, Inc.*	24,752	194,056
Pure Storage, Inc., Class A*	14,347	196,410
Quantum Corp.*	79,486	48,487
Silicon Graphics International Corp.*	11,216	79,858
Stratasys Ltd.*	24,720	640,742
Super Micro Computer, Inc.*	17,708	603,489
Violin Memory, Inc.*	33,136	17,304

		4,739,670

Total Information Technology		138,712,390

Materials (3.5%)
Chemicals (1.7%)
A. Schulman, Inc.	14,040	382,169
American Vanguard Corp.*	9,769	154,155
Axiall Corp.	35,349	772,022
Balchem Corp.	15,337	951,201
Calgon Carbon Corp.	25,877	362,796
Chase Corp.	2,444	128,530
Chemtura Corp.*	33,114	874,210
Core Molding Technologies, Inc.*	2,795	34,882
Ferro Corp.*	37,791	448,579
Flotek Industries, Inc.*	20,274	148,608
FutureFuel Corp.	8,462	99,767
H.B. Fuller Co.	25,024	1,062,269
Hawkins, Inc.	3,708	133,822
Innophos Holdings, Inc.	10,476	323,813
Innospec, Inc.	11,472	497,426
Intrepid Potash, Inc.*	20,389	22,632
KMG Chemicals, Inc.	3,550	81,899
Koppers Holdings, Inc.*	6,971	156,638
Kraton Performance Polymers, Inc.*	16,232	280,814
Kronos Worldwide, Inc.	7,484	42,808
LSB Industries, Inc.*	7,189	91,660
Minerals Technologies, Inc.	16,877	959,457
Olin Corp.	79,501	1,380,932
OMNOVA Solutions, Inc.*	17,098	95,065

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.	43,913	$1,328,368
Quaker Chemical Corp.	7,123	604,458
Rayonier Advanced Materials, Inc.	13,622	129,409
Rentech, Inc.*	4,284	9,510
Senomyx, Inc.*	16,038	41,699
Sensient Technologies Corp.	22,200	1,408,812
Solazyme, Inc.*	28,916	58,699
Stepan Co.	9,213	509,387
Trecora Resources*	7,352	70,726
Tredegar Corp.	8,977	141,118
Trinseo S.A.*	3,816	140,467
Tronox Ltd., Class A	21,083	134,720
Valhi, Inc.	5,950	7,021

		14,070,548

Construction Materials (0.2%)
Headwaters, Inc.*	37,464	743,286
Summit Materials, Inc., Class A*	14,738	286,654
U.S. Concrete, Inc.*	7,217	429,989
United States Lime & Minerals, Inc.	696	41,767

		1,501,696

Containers & Packaging (0.3%)
AEP Industries, Inc.	1,369	90,354
Berry Plastics Group, Inc.*	57,928	2,094,097
Greif, Inc., Class A	14,970	490,267
Multi Packaging Solutions International Ltd.*	6,565	106,550
Myers Industries, Inc.	8,846	113,760

		2,895,028

Metals & Mining (0.8%)
AK Steel Holding Corp.*	84,099	347,329
Carpenter Technology Corp.	23,480	803,720
Century Aluminum Co.*	18,095	127,570
Cliffs Natural Resources, Inc.*	60,387	181,161
Coeur Mining, Inc.*	65,554	368,413
Commercial Metals Co.	56,468	958,262
Ferroglobe plc	34,009	299,619
Handy & Harman Ltd.*	979	26,776
Haynes International, Inc.	4,863	177,500
Hecla Mining Co.	175,574	488,096
Kaiser Aluminum Corp.	8,223	695,172
Materion Corp.	10,236	271,049
Olympic Steel, Inc.	3,182	55,080
Ryerson Holding Corp.*	4,397	24,447
Schnitzer Steel Industries, Inc., Class A	12,284	226,517
Stillwater Mining Co.*	63,190	672,974
SunCoke Energy, Inc.	23,666	153,829
TimkenSteel Corp.	13,167	119,820
Worthington Industries, Inc.	22,840	814,018

		6,811,352

Paper & Forest Products (0.5%)
Boise Cascade Co.*	21,014	435,410
Clearwater Paper Corp.*	9,480	459,875
Deltic Timber Corp.	6,324	380,388
KapStone Paper and Packaging Corp.	42,550	589,317
Louisiana-Pacific Corp.*	70,950	1,214,664
Neenah Paper, Inc.	8,050	512,463
P.H. Glatfelter Co.	20,705	429,215
Schweitzer-Mauduit International, Inc.	15,660	492,977

		4,514,309

Total Materials		29,792,933

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	42,313	425,669
Atlantic Tele-Network, Inc.	5,495	416,686
Cincinnati Bell, Inc.*	100,078	387,302
Cogent Communications Holdings, Inc.	22,727	887,035
Consolidated Communications Holdings, Inc.	25,196	649,049
FairPoint Communications, Inc.*	7,408	110,231
General Communication, Inc., Class A*	17,697	324,209
Globalstar, Inc.*	213,819	314,314
Hawaiian Telcom Holdco, Inc.*	7,254	170,831
IDT Corp., Class B	6,176	96,284
Inteliquent, Inc.	15,816	253,847
Intelsat S.A.*	10,223	25,762
Iridium Communications, Inc.*	44,074	346,862
Lumos Networks Corp.*	8,351	107,227
ORBCOMM, Inc.*	27,329	276,843
pdvWireless, Inc.*	4,694	161,192
Straight Path Communications, Inc., Class B*	3,407	105,719
Vonage Holdings Corp.*	87,367	399,267
Windstream Holdings, Inc.	46,042	353,602

		5,811,931

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	13,047	100,723
NTELOS Holdings Corp.*	9,557	87,924
Shenandoah Telecommunications Co.	23,250	621,938
Spok Holdings, Inc.	6,592	115,426

		926,011

Total Telecommunication Services		6,737,942

Utilities (3.9%)
Electric Utilities (1.3%)
ALLETE, Inc.	22,683	1,271,836
Cleco Corp.	28,893	1,595,183
El Paso Electric Co.	18,971	870,389
Empire District Electric Co.	21,563	712,657
Genie Energy Ltd., Class B*	4,318	32,860
IDACORP, Inc.	24,027	1,792,174
MGE Energy, Inc.	16,247	848,906
Otter Tail Corp.	18,592	550,695
PNM Resources, Inc.	37,891	1,277,684
Portland General Electric Co.	43,212	1,706,442
Spark Energy, Inc., Class A	929	16,722

		10,675,548

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	6,991	440,223
Laclede Group, Inc.	21,414	1,450,798
New Jersey Resources Corp.	40,607	1,479,313
Northwest Natural Gas Co.	12,586	677,756
ONE Gas, Inc.	25,668	1,568,315
Piedmont Natural Gas Co., Inc.	37,336	2,233,813
South Jersey Industries, Inc.	31,382	892,818
Southwest Gas Corp.	22,443	1,477,872
WGL Holdings, Inc.	23,800	1,722,406

		11,943,314

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	23,810	423,342
Atlantic Power Corp.	43,636	107,344
Dynegy, Inc.*	59,523	855,345
NRG Yield, Inc., Class A	11,524	156,381
NRG Yield, Inc., Class C	31,135	443,362
Ormat Technologies, Inc.	17,845	735,928
Pattern Energy Group, Inc.	26,409	503,620

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Talen Energy Corp.*	40,815	$367,335
TerraForm Global, Inc., Class A	14,902	35,467
Vivint Solar, Inc.*	7,323	19,406

		3,647,530

Multi-Utilities (0.5%)
Avista Corp.	30,211	1,232,005
Black Hills Corp.	24,222	1,456,469
NorthWestern Corp.	21,973	1,356,833
Unitil Corp.	6,852	291,141

		4,336,448

Water Utilities (0.3%)
American States Water Co.	17,600	692,736
Artesian Resources Corp., Class A	2,644	73,926
California Water Service Group	23,257	621,427
Connecticut Water Service, Inc.	5,410	243,991
Consolidated Water Co., Ltd.	4,989	60,716
Middlesex Water Co.	7,336	226,316
SJW Corp.	6,717	244,163
York Water Co.	4,357	132,976

		2,296,251

Total Utilities		32,899,091

Total Common Stocks (91.2%) (Cost $689,647,496)		770,746,920

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
Vince Holding Corp., expiring 4/14/16*	5,535	1,466

Total Consumer Discretionary		1,466

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics International Ltd. (Contingent Value Shares)(b)*†	15,200	912
Dyax Corp. (Contingent Value Shares)(b)*†	69,052	57,485

		58,397

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	3,800	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	5,500	2,475

		2,475

Total Health Care		60,872

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	21,501	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	23,247	43,937

Total Telecommunication Services		43,937

Total Rights (0.0%) (Cost $—)		106,275

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 4/15/16(b)*† (Cost $—)	6,309	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	442,084	442,084

Total Short-Term Investment (0.1%) (Cost $442,084)		442,084

Total Investments (91.3%) (Cost $690,089,580)		771,295,279
Other Assets Less Liabilities (8.7%)		73,348,540

Net Assets (100%)		$844,643,819

*	Non-income producing.

†	Securities (totaling $146,474 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $612,446.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$38,523	$—	$—	$29,494	$—	$—
PennyMac Mortgage Investment Trust (REIT)	210,435	—	—	188,096	—	—

	$248,958	$—	$—	$217,590	$—	$—

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	665	June-16	$70,661,294	$73,788,400	$3,127,106

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$107,162,526	$413,038	$—		$107,575,564
Consumer Staples	27,901,014	—	—		27,901,014
Energy	19,884,067	—	—		19,884,067
Financials	201,088,787	—	41,665		201,130,452
Health Care	106,104,920	—	—		106,104,920
Industrials	100,008,547	—	—		100,008,547
Information Technology	138,247,906	464,484	—		138,712,390
Materials	29,302,666	490,267	—		29,792,933
Telecommunication Services	6,737,942	—	—		6,737,942
Utilities	32,899,091	—	—		32,899,091
Futures	3,127,106	—	—		3,127,106
Rights
Consumer Discretionary	—	1,466	—		1,466
Health Care	—	—	60,872		60,872
Information Technology	—	—	—	(d)	—	(d)
Telecommunication Services	—	—	43,937		43,937
Short-Term Investments	442,084	—	—		442,084
Warrants
Energy	—	—	—	(d)	—	(d)

Total Assets	$772,906,656	$1,369,255	$146,474		$774,422,385

Total Liabilities	$—	$—	$—		$—

Total	$772,906,656	$1,369,255	$146,474		$774,422,385

(a)	Securities with a market value of $19,059 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $954,751 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $41,665 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,265,542
Aggregate gross unrealized depreciation	(100,554,514)

Net unrealized appreciation	$79,711,028

Federal income tax cost of investments	$691,584,251

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (1.5%)
Lear Corp.	215,636	$23,972,254
Magna International, Inc.	46,390	1,992,915

		25,965,169

Automobiles (0.2%)
Thor Industries, Inc.	55,566	3,543,444

Diversified Consumer Services (0.0%)
DeVry Education Group, Inc.	41,100	709,797

Hotels, Restaurants & Leisure (0.0%)
Wyndham Worldwide Corp.	2,460	188,018

Household Durables (1.8%)
Newell Rubbermaid, Inc.	640,879	28,384,531
Tupperware Brands Corp.	34,070	1,975,378

		30,359,909

Media (2.6%)
Comcast Corp., Class A	241,170	14,730,664
Interpublic Group of Cos., Inc.	350,910	8,053,384
Omnicom Group, Inc.	57,820	4,812,359
Scripps Networks Interactive, Inc., Class A	258,320	16,919,960

		44,516,367

Multiline Retail (1.0%)
Dollar General Corp.	9,150	783,240
Macy’s, Inc.	374,480	16,510,823

		17,294,063

Specialty Retail (1.4%)
Gap, Inc.	328,330	9,652,902
GNC Holdings, Inc., Class A	452,580	14,369,415

		24,022,317

Total Consumer Discretionary		146,599,084

Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
CVS Health Corp.	36,742	3,811,248
Kroger Co.	431,882	16,519,486

Total Consumer Staples		20,330,734

Energy (14.0%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	247,460	10,846,172
FMC Technologies, Inc.*	6,650	181,944
Halliburton Co.	43,760	1,563,107
Superior Energy Services, Inc.	1,025,408	13,730,213

		26,321,436

Oil, Gas & Consumable Fuels (12.5%)
Apache Corp.	1,292,280	63,076,187
Devon Energy Corp.	787,130	21,598,847
Gulfport Energy Corp.*	1,034,186	29,308,831
Hess Corp.	40,700	2,142,855
Marathon Oil Corp.	3,878,115	43,202,201
Marathon Petroleum Corp.	388,904	14,459,451
Valero Energy Corp.	662,372	42,484,540

		216,272,912

Total Energy		242,594,348

Financials (27.9%)
Banks (12.1%)
Bank of America Corp.	774,170	10,466,778
Citigroup, Inc.	1,854,184	77,412,182
JPMorgan Chase & Co.	1,335,286	79,075,637
KeyCorp	911,410	10,061,966
Regions Financial Corp.	1,488,676	11,686,107
Wells Fargo & Co.	449,752	21,750,007

		210,452,677

Capital Markets (1.1%)
Ameriprise Financial, Inc.	39,130	3,678,611
KKR & Co. L.P.	240,921	3,539,130
Morgan Stanley	458,604	11,469,686

		18,687,427

Consumer Finance (6.6%)
Capital One Financial Corp.	635,056	44,015,732
Discover Financial Services	1,142,436	58,172,841
SLM Corp.*	1,793,848	11,408,873

		113,597,446

Diversified Financial Services (1.7%)
Nasdaq, Inc.	445,171	29,550,451

Insurance (4.8%)
Genworth Financial, Inc., Class A*	1,803,402	4,923,287
Hartford Financial Services Group, Inc.	604,026	27,833,518
Lincoln National Corp.	380,891	14,930,927
MetLife, Inc.	82,341	3,618,064
Prudential Financial, Inc.	230,190	16,624,322
XL Group plc	429,615	15,809,832

		83,739,950

Real Estate Investment Trusts (REITs) (1.4%)
Brixmor Property Group, Inc. (REIT)	195,070	4,997,693
Outfront Media, Inc. (REIT)	235,574	4,970,611
Starwood Property Trust, Inc. (REIT)	725,760	13,738,637

		23,706,941

Thrifts & Mortgage Finance (0.2%)
New York Community Bancorp, Inc.	261,920	4,164,528

Total Financials		483,899,420

Health Care (15.5%)
Biotechnology (1.5%)
Baxalta, Inc.	650,970	26,299,188

Health Care Equipment & Supplies (5.8%)
Baxter International, Inc.	818,380	33,619,050
Medtronic plc	300,220	22,516,500
St. Jude Medical, Inc.	254,440	13,994,200
Zimmer Biomet Holdings, Inc.	288,976	30,813,511

		100,943,261

Pharmaceuticals (8.2%)
Merck & Co., Inc.	1,272,690	67,338,028
Pfizer, Inc.	2,165,326	64,180,263
Teva Pharmaceutical Industries Ltd. (ADR)	174,842	9,355,795

		140,874,086

Total Health Care		268,116,535

Industrials (5.4%)
Aerospace & Defense (1.9%)
B/E Aerospace, Inc.	73,400	3,385,208
Boeing Co.	109,910	13,951,975
Honeywell International, Inc.	46,928	5,258,282
Huntington Ingalls Industries, Inc.	42,690	5,845,969
Northrop Grumman Corp.	7,170	1,418,943
Raytheon Co.	31,165	3,821,764

		33,682,141

Airlines (0.3%)
American Airlines Group, Inc.	107,980	4,428,260

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.4%)
AECOM*	222,190	$6,841,230

Professional Services (2.7%)
Dun & Bradstreet Corp.	10,190	1,050,385
ManpowerGroup, Inc.	36,150	2,943,333
Nielsen Holdings plc	813,410	42,834,171

		46,827,889

Trading Companies & Distributors (0.1%)
AerCap Holdings N.V.*	15,330	594,191
Air Lease Corp.	16,970	545,076

		1,139,267

Total Industrials		92,918,787

Information Technology (13.1%)
Communications Equipment (7.1%)
Cisco Systems, Inc.	3,137,803	89,333,251
Nokia Oyj (ADR)	1,672,580	9,884,948
Telefonaktiebolaget LM Ericsson (ADR)	2,329,420	23,364,083

		122,582,282

IT Services (0.2%)
Fidelity National Information Services, Inc.	16,020	1,014,226
First Data Corp., Class A*	193,650	2,505,831

		3,520,057

Semiconductors & Semiconductor Equipment (4.7%)
QUALCOMM, Inc.	1,411,350	72,176,439
Teradyne, Inc.	386,326	8,340,778

		80,517,217

Software (0.0%)
Oracle Corp.	21,670	886,520

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	179,660	19,581,144

Total Information Technology		227,087,220

Materials (1.7%)
Chemicals (0.4%)
Akzo Nobel N.V. (ADR)	206,689	4,685,640
Ashland, Inc.	22,190	2,440,012
LyondellBasell Industries N.V., Class A	8,054	689,261

		7,814,913

Containers & Packaging (0.7%)
Avery Dennison Corp.	42,550	3,068,280
Bemis Co., Inc.	97,850	5,066,673
Crown Holdings, Inc.*	65,030	3,224,838

		11,359,791

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	79,550	1,296,665
Reliance Steel & Aluminum Co.	123,440	8,540,814

		9,837,479

Total Materials		29,012,183

Telecommunication Services (4.4%)
Diversified Telecommunication Services (2.4%)
Verizon Communications, Inc.	775,750	41,952,560

Wireless Telecommunication Services (2.0%)
Telephone & Data Systems, Inc.	958,052	28,827,785
U.S. Cellular Corp.*	118,947	5,434,688

		34,262,473

Total Telecommunication Services		76,215,033

Utilities (7.4%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	52,290	3,472,056
Exelon Corp.	1,545,580	55,424,499
PG&E Corp.	4,040	241,269

		59,137,824

Independent Power and Renewable Electricity Producers (4.0%)
AES Corp.	3,934,890	46,431,702
Dynegy, Inc.*	1,592,800	22,888,536

		69,320,238

Total Utilities		128,458,062

Total Common Stocks (99.1%) (Cost $1,608,531,081)		1,715,231,406

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.5%)
Food Products (0.5%)
Tyson Foods, Inc.
4.750%	108,355	8,070,281

Total Consumer Staples		8,070,281

Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc.
6.250%	14,560	1,641,931

Total Industrials		1,641,931

Total Convertible Preferred Stocks (0.6%) (Cost $6,913,598)		9,712,212

Total Investments (99.7%) (Cost $1,615,444,679)		1,724,943,618
Other Assets Less Liabilities (0.3%)		5,434,383

Net Assets (100%)		$1,730,378,001

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$146,599,084	$—	$—	$146,599,084
Consumer Staples	20,330,734	—	—	20,330,734
Energy	242,594,348	—	—	242,594,348
Financials	483,899,420	—	—	483,899,420
Health Care	268,116,535	—	—	268,116,535
Industrials	92,918,787	—	—	92,918,787
Information Technology	227,087,220	—	—	227,087,220
Materials	29,012,183	—	—	29,012,183
Telecommunication Services	76,215,033	—	—	76,215,033
Utilities	128,458,062	—	—	128,458,062
Convertible Preferred Stocks
Consumer Staples	8,070,281	—	—	8,070,281
Industrials	1,641,931	—	—	1,641,931

Total Assets	$1,724,943,618	$—	$—	$1,724,943,618

Total Liabilities	$—	$—	$—	$—

Total	$1,724,943,618	$—	$—	$1,724,943,618

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,758,353
Aggregate gross unrealized depreciation	(172,599,334)

Net unrealized appreciation	$94,159,019

Federal income tax cost of investments	$1,630,784,599

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.9%)
Automobiles (2.0%)
General Motors Co.	433,884	$13,636,974

Hotels, Restaurants & Leisure (1.6%)
Darden Restaurants, Inc.	158,471	10,506,627

Household Durables (1.4%)
D.R. Horton, Inc.	313,212	9,468,399

Leisure Products (0.5%)
Brunswick Corp.	70,836	3,398,711

Media (1.9%)
Sinclair Broadcast Group, Inc., Class A	244,679	7,523,879
Walt Disney Co.	50,147	4,980,099

		12,503,978

Specialty Retail (1.5%)
Best Buy Co., Inc.	249,190	8,083,724
Williams-Sonoma, Inc.	36,927	2,021,384

		10,105,108

Total Consumer Discretionary		59,619,797

Consumer Staples (7.1%)
Beverages (0.6%)
Dr. Pepper Snapple Group, Inc.	44,047	3,938,683

Food Products (0.5%)
Cal-Maine Foods, Inc.	61,623	3,198,850

Household Products (3.6%)
Colgate-Palmolive Co.	122,132	8,628,626
Procter & Gamble Co.	192,363	15,833,398

		24,462,024

Tobacco (2.4%)
Altria Group, Inc.	257,911	16,160,703

Total Consumer Staples		47,760,260

Energy (10.4%)
Energy Equipment & Services (2.6%)
Frank’s International N.V.	193,260	3,184,925
Helmerich & Payne, Inc.	70,744	4,154,088
Schlumberger Ltd.	139,427	10,282,741

		17,621,754

Oil, Gas & Consumable Fuels (7.8%)
California Resources Corp.	6,383	6,574
Exxon Mobil Corp.	356,009	29,758,793
Occidental Petroleum Corp.	67,902	4,646,534
Tesoro Corp.	77,726	6,685,213
Valero Energy Corp.	175,552	11,259,905

		52,357,019

Total Energy		69,978,773

Financials (27.5%)
Banks (12.7%)
Bank of America Corp.	1,298,262	17,552,502
Citizens Financial Group, Inc.	148,188	3,104,539
JPMorgan Chase & Co.	362,981	21,495,735
KeyCorp	648,727	7,161,946
PNC Financial Services Group, Inc.	97,669	8,259,867
SunTrust Banks, Inc./Georgia	212,715	7,674,757
Wells Fargo & Co.	427,531	20,675,399

		85,924,745

Capital Markets (3.6%)
Bank of New York Mellon Corp.	297,296	10,949,412
Goldman Sachs Group, Inc.	84,173	13,213,477

		24,162,889

Consumer Finance (1.4%)
Capital One Financial Corp.	137,269	9,514,114

Insurance (5.1%)
Endurance Specialty Holdings Ltd.	175,601	11,473,770
Hartford Financial Services Group, Inc.	194,729	8,973,112
Prudential Financial, Inc.	190,254	13,740,144

		34,187,026

Real Estate Investment Trusts (REITs) (4.7%)
Apartment Investment & Management Co. (REIT), Class A	179,643	7,512,670
DuPont Fabros Technology, Inc. (REIT)	83,641	3,389,970
Equity Residential (REIT)	110,565	8,295,692
Simon Property Group, Inc. (REIT)	30,874	6,412,221
Sun Communities, Inc. (REIT)	84,129	6,024,478

		31,635,031

Total Financials		185,423,805

Health Care (12.7%)
Biotechnology (2.9%)
Amgen, Inc.	59,928	8,985,005
Gilead Sciences, Inc.	115,425	10,602,940

		19,587,945

Health Care Providers & Services (4.1%)
Cardinal Health, Inc.	135,571	11,110,044
UnitedHealth Group, Inc.	95,407	12,297,962
Universal Health Services, Inc., Class B	33,610	4,191,839

		27,599,845

Life Sciences Tools & Services (1.3%)
Thermo Fisher Scientific, Inc.	63,364	8,971,709

Pharmaceuticals (4.4%)
Eli Lilly & Co.	132,088	9,511,657
Pfizer, Inc.	438,164	12,987,181
Teva Pharmaceutical Industries Ltd. (ADR)	134,274	7,185,002

		29,683,840

Total Health Care		85,843,339

Industrials (9.6%)
Aerospace & Defense (2.0%)
L-3 Communications Holdings, Inc.	52,241	6,190,559
Northrop Grumman Corp.	36,047	7,133,701

		13,324,260

Airlines (1.6%)
Alaska Air Group, Inc.	68,006	5,577,852
Delta Air Lines, Inc.	101,615	4,946,618

		10,524,470

Commercial Services & Supplies (1.9%)
ADT Corp.	307,563	12,690,049

Electrical Equipment (1.3%)
Eaton Corp. plc	137,789	8,620,080

Industrial Conglomerates (1.6%)
General Electric Co.	348,319	11,073,061

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.2%)
Snap-on, Inc.	53,216	$8,354,380

Total Industrials		64,586,300

Information Technology (13.3%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	284,035	8,086,477

IT Services (3.8%)
Booz Allen Hamilton Holding Corp.	277,880	8,414,206
Broadridge Financial Solutions, Inc.	152,007	9,015,535
CSRA, Inc.	126,115	3,392,494
Western Union Co.	263,270	5,078,478

		25,900,713

Semiconductors & Semiconductor Equipment (4.1%)
Intel Corp.	557,987	18,050,880
Lam Research Corp.	83,104	6,864,390
Maxim Integrated Products, Inc.	76,859	2,826,874

		27,742,144

Software (3.7%)
Microsoft Corp.	339,778	18,765,939
Open Text Corp.	112,283	5,816,259

		24,582,198

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	30,447	3,318,419

Total Information Technology		89,629,951

Materials (1.2%)
Chemicals (1.2%)
LyondellBasell Industries N.V., Class A	91,407	7,822,611

Total Materials		7,822,611

Telecommunication Services (3.0%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	519,771	20,359,430

Total Telecommunication Services		20,359,430

Utilities (4.2%)
Electric Utilities (1.5%)
PPL Corp.	262,938	10,010,050

Gas Utilities (0.9%)
UGI Corp.	151,315	6,096,481

Multi-Utilities (1.8%)
CMS Energy Corp.	280,305	11,896,144

Total Utilities		28,002,675

Total Common Stocks (97.9%) (Cost $551,256,701)		659,026,941

SHORT-TERM INVESTMENT:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	22,545,786	22,545,786

Total Short-Term Investment (3.4%) (Cost $22,545,786)		22,545,786

Total Investments (101.3%) (Cost $573,802,487)		681,572,727
Other Assets Less Liabilities (-1.3%)		(8,746,389)

Net Assets (100%)		$672,826,338

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$59,619,797	$—	$—	$59,619,797
Consumer Staples	47,760,260	—	—	47,760,260
Energy	69,978,773	—	—	69,978,773
Financials	185,423,805	—	—	185,423,805
Health Care	85,843,339	—	—	85,843,339
Industrials	64,586,300	—	—	64,586,300
Information Technology	89,629,951	—	—	89,629,951
Materials	7,822,611	—	—	7,822,611
Telecommunication Services	20,359,430	—	—	20,359,430
Utilities	28,002,675	—	—	28,002,675
Short-Term Investments	22,545,786	—	—	22,545,786

Total Assets	$681,572,727	$—	$—	$681,572,727

Total Liabilities	$—	$—	$—	$—

Total	$681,572,727	$—	$—	$681,572,727

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,634,616
Aggregate gross unrealized depreciation	(17,051,073)

Net unrealized appreciation	$106,583,543

Federal income tax cost of investments	$574,989,184

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Auto Components (0.4%)
BorgWarner, Inc.	1,701	$65,318
Delphi Automotive plc	2,218	166,394
Johnson Controls, Inc.	5,243	204,320
Lear Corp.	621	69,037
Tenneco, Inc.*	390	20,089
Visteon Corp.	312	24,832

		549,990

Automobiles (0.6%)
Ford Motor Co.	31,715	428,153
Harley-Davidson, Inc.	1,456	74,736
Tesla Motors, Inc.*	795	182,667
Thor Industries, Inc.	387	24,679

		710,235

Distributors (0.2%)
Genuine Parts Co.	1,144	113,668
LKQ Corp.*	2,168	69,224

		182,892

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	308	19,952
Graham Holdings Co., Class B	42	20,160
Houghton Mifflin Harcourt Co.*	1,029	20,519
ServiceMaster Global Holdings, Inc.*	1,069	40,280

		100,911

Hotels, Restaurants & Leisure (1.4%)
Aramark	1,708	56,569
Brinker International, Inc.	391	17,966
Chipotle Mexican Grill, Inc.*	240	113,033
Cracker Barrel Old Country Store, Inc.	180	27,481
Darden Restaurants, Inc.	974	64,576
Domino’s Pizza, Inc.	402	53,008
Dunkin’ Brands Group, Inc.	617	29,104
Hilton Worldwide Holdings, Inc.	4,233	95,327
Hyatt Hotels Corp., Class A*	1,027	50,826
Marriott International, Inc., Class A	1,306	92,961
Norwegian Cruise Line Holdings Ltd.*	1,276	70,550
Panera Bread Co., Class A*	195	39,942
Royal Caribbean Cruises Ltd.	1,298	106,631
Six Flags Entertainment Corp.	552	30,630
Starbucks Corp.	11,665	696,400
Starwood Hotels & Resorts Worldwide, Inc.	1,404	117,136
Vail Resorts, Inc.	268	35,832
Wendy’s Co.	2,160	23,522
Wyndham Worldwide Corp.	865	66,112

		1,787,606

Household Durables (0.5%)
CalAtlantic Group, Inc.	709	23,695
Garmin Ltd.	923	36,883
GoPro, Inc., Class A*	1,099	13,144
Harman International Industries, Inc.	537	47,814
Jarden Corp.*	1,707	100,628
Leggett & Platt, Inc.	1,002	48,497
Mohawk Industries, Inc.*	497	94,877
Newell Rubbermaid, Inc.	2,152	95,312
PulteGroup, Inc.	2,385	44,623
Tempur Sealy International, Inc.*	437	26,565
Tupperware Brands Corp.	322	18,670
Whirlpool Corp.	634	114,336

		665,044

Internet & Catalog Retail (2.3%)
Amazon.com, Inc.*	3,143	1,865,810
Expedia, Inc.	1,074	115,799
HSN, Inc.	258	13,496
Netflix, Inc.*	3,373	344,822
Priceline Group, Inc.*	400	515,584
TripAdvisor, Inc.*	916	60,914
Wayfair, Inc., Class A*	450	19,449

		2,935,874

Leisure Products (0.2%)
Brunswick Corp.	654	31,379
Hasbro, Inc.	897	71,850
Mattel, Inc.	2,586	86,941

		190,170

Media (3.8%)
AMC Networks, Inc., Class A*	577	37,470
Cablevision Systems Corp. - New York Group, Class A	2,247	74,151
CBS Corp. (Non-Voting), Class B	3,644	200,748
Charter Communications, Inc., Class A*	588	119,029
Cinemark Holdings, Inc.	784	28,091
Comcast Corp., Class A	19,729	1,205,047
DISH Network Corp., Class A*	3,557	164,547
Interpublic Group of Cos., Inc.	3,317	76,125
John Wiley & Sons, Inc., Class A	331	16,183
Liberty Broadband Corp.*	802	46,644
Liberty Media Corp.*	2,240	86,531
Lions Gate Entertainment Corp.	1,081	23,620
Madison Square Garden Co., Class A*	220	36,599
Omnicom Group, Inc.	1,924	160,135
Regal Entertainment Group, Class A	791	16,722
Scripps Networks Interactive, Inc., Class A	877	57,443
Sinclair Broadcast Group, Inc., Class A	754	23,185
Sirius XM Holdings, Inc.*	15,601	61,624
TEGNA, Inc.	1,810	42,463
Thomson Reuters Corp.	2,504	101,362
Time Warner Cable, Inc.	2,296	469,808
Time Warner, Inc.	6,036	437,912
Tribune Media Co., Class A	669	25,656
Viacom, Inc., Class B	3,225	133,128
Walt Disney Co.	12,175	1,209,099

		4,853,322

Multiline Retail (0.7%)
Dollar Tree, Inc.*	1,833	151,149
J.C. Penney Co., Inc.*	2,199	24,321
Kohl’s Corp.	1,465	68,284
Macy’s, Inc.	2,608	114,987
Nordstrom, Inc.	1,003	57,381
Sears Holdings Corp.*	459	7,027
Target Corp.	4,853	399,305

		822,454

Specialty Retail (3.0%)
Advance Auto Parts, Inc.	593	95,082
American Eagle Outfitters, Inc.	1,347	22,455
AutoNation, Inc.*	621	28,988
Bed Bath & Beyond, Inc.*	1,288	63,936
Best Buy Co., Inc.	2,247	72,893
Burlington Stores, Inc.*	487	27,389
CarMax, Inc.*	1,534	78,387
CST Brands, Inc.	597	22,859

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Foot Locker, Inc.	1,002	$64,629
GameStop Corp., Class A	668	21,196
Gap, Inc.	1,819	53,479
GNC Holdings, Inc., Class A	617	19,590
Home Depot, Inc.	10,268	1,370,059
Lithia Motors, Inc., Class A	201	17,553
Lowe’s Cos., Inc.	7,409	561,232
Michaels Cos., Inc.*	618	17,285
Office Depot, Inc.*	4,158	29,522
O’Reilly Automotive, Inc.*	768	210,171
Penske Automotive Group, Inc.	377	14,288
Restoration Hardware Holdings, Inc.*	269	11,271
Ross Stores, Inc.	3,210	185,859
Sally Beauty Holdings, Inc.*	1,028	33,287
Signet Jewelers Ltd.	649	80,495
Staples, Inc.	4,845	53,440
Tiffany & Co.	826	60,612
TJX Cos., Inc.	5,068	397,078
Tractor Supply Co.	1,088	98,420
Ulta Salon Cosmetics & Fragrance, Inc.*	482	93,383
Williams-Sonoma, Inc.	558	30,545

		3,835,383

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.	399	42,046
Coach, Inc.	2,237	89,681
Columbia Sportswear Co.	243	14,602
Hanesbrands, Inc.	3,073	87,089
Kate Spade & Co.*	1,032	26,337
lululemon athletica, Inc.*	845	57,215
Michael Kors Holdings Ltd.*	1,402	79,858
NIKE, Inc., Class B	13,728	843,860
PVH Corp.	611	60,526
Skechers USA, Inc., Class A*	1,246	37,941
Under Armour, Inc., Class A*	1,747	148,198
VF Corp.	2,778	179,903

		1,667,256

Total Consumer Discretionary		18,301,137

Consumer Staples (10.4%)
Beverages (2.8%)
Coca-Cola Co.	38,887	1,803,968
Coca-Cola Enterprises, Inc.	2,065	104,778
Dr. Pepper Snapple Group, Inc.	1,834	163,996
PepsiCo, Inc.	14,398	1,475,507

		3,548,249

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	332	37,622
CVS Health Corp.	10,946	1,135,429
Kroger Co.	9,128	349,146
PriceSmart, Inc.	192	16,239
Rite Aid Corp.*	10,555	86,023
Sprouts Farmers Market, Inc.*	1,409	40,917
Sysco Corp.	5,194	242,716
Walgreens Boots Alliance, Inc.	8,591	723,706
Whole Foods Market, Inc.	3,214	99,988

		2,731,786

Food Products (2.3%)
Bunge Ltd.	1,403	79,508
Campbell Soup Co.	2,032	129,621
ConAgra Foods, Inc.	4,228	188,653
Flowers Foods, Inc.	2,014	37,178
General Mills, Inc.	5,902	373,892
Hain Celestial Group, Inc.*	927	37,923
Hormel Foods Corp.	2,699	116,705
J.M. Smucker Co.	1,182	153,471
Kellogg Co.	2,536	194,131
Kraft Heinz Co.	5,950	467,432
Lancaster Colony Corp.	173	19,129
McCormick & Co., Inc. (Non-Voting)	1,240	123,355
Mead Johnson Nutrition Co.	1,858	157,874
Mondelez International, Inc., Class A	15,148	607,738
Pinnacle Foods, Inc.	1,145	51,159
Post Holdings, Inc.*	667	45,869
TreeHouse Foods, Inc.*	552	47,886
WhiteWave Foods Co.*	1,615	65,634

		2,897,158

Household Products (2.7%)
Clorox Co.	1,284	161,861
Colgate-Palmolive Co.	8,883	627,584
Kimberly-Clark Corp.	3,591	483,026
Procter & Gamble Co.	26,478	2,179,404

		3,451,875

Personal Products (0.4%)
Coty, Inc., Class A	1,910	53,155
Edgewell Personal Care Co.	564	45,419
Estee Lauder Cos., Inc., Class A	3,635	342,817
Herbalife Ltd.*	669	41,184

		482,575

Total Consumer Staples		13,111,643

Energy (3.4%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	16,306	714,692
Cameron International Corp.*	7,065	473,708
Core Laboratories N.V.	1,556	174,910
Dril-Quip, Inc.*	1,410	85,389
Ensco plc, Class A	8,724	90,468
FMC Technologies, Inc.*	8,339	228,155
National Oilwell Varco, Inc.	13,985	434,933
Oceaneering International, Inc.	3,615	120,163
RPC, Inc.	2,237	31,721
Weatherford International plc*	32,482	252,710

		2,606,849

Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy Partners LP Holdings LLC	1,862	33,628
Cheniere Energy, Inc.*	7,247	245,166
Columbia Pipeline Group, Inc.	14,825	372,107
Golar LNG Ltd.	3,326	59,768
ONEOK, Inc.	7,772	232,072
Spectra Energy Corp.	25,021	765,643

		1,708,384

Total Energy		4,315,233

Financials (13.7%)
Banks (6.4%)
Associated Banc-Corp	1,529	27,430
Bank of America Corp.	106,923	1,445,599
Bank of Hawaii Corp.	350	23,898
Bank of the Ozarks, Inc.	859	36,052
BankUnited, Inc.	960	33,062
BB&T Corp.	7,898	262,767
BOK Financial Corp.	148	8,084
CIT Group, Inc.	1,898	58,895
Citigroup, Inc.	29,336	1,224,778
Citizens Financial Group, Inc.	5,455	114,282
Comerica, Inc.	1,797	68,052
Commerce Bancshares, Inc./Missouri	801	36,005
Cullen/Frost Bankers, Inc.	535	29,484

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
East West Bancorp, Inc.	1,478	$48,005
First Citizens BancShares, Inc./North Carolina, Class A	82	20,588
First Horizon National Corp.	2,016	26,410
First Niagara Financial Group, Inc.	3,646	35,293
First Republic Bank/California	1,500	99,960
FirstMerit Corp.	1,504	31,659
Home BancShares, Inc./Arkansas	624	25,553
Huntington Bancshares, Inc./Ohio	8,150	77,751
Investors Bancorp, Inc.	3,081	35,863
KeyCorp	8,637	95,353
M&T Bank Corp.	1,478	164,058
PacWest Bancorp	1,204	44,729
People’s United Financial, Inc.	3,188	50,785
PNC Financial Services Group, Inc.	5,141	434,774
Popular, Inc.	887	25,377
PrivateBancorp, Inc.	680	26,248
Prosperity Bancshares, Inc.	616	28,576
Regions Financial Corp.	13,191	103,549
Signature Bank/New York*	533	72,552
SVB Financial Group*	532	54,291
Synovus Financial Corp.	1,163	33,622
U.S. Bancorp	17,070	692,871
Umpqua Holdings Corp.	2,260	35,844
Webster Financial Corp.	851	30,551
Wells Fargo & Co.	47,488	2,296,520
Western Alliance Bancorp*	1,044	34,849
Zions Bancorp	2,082	50,405

		8,044,424

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	535	86,884
Ameriprise Financial, Inc.	1,669	156,903
Artisan Partners Asset Management, Inc., Class A	563	17,363
Bank of New York Mellon Corp.	10,563	389,035
BlackRock, Inc.	1,147	390,634
Charles Schwab Corp.	12,144	340,275
E*TRADE Financial Corp.*	2,904	71,119
Eaton Vance Corp.	1,023	34,291
Federated Investors, Inc., Class B	790	22,791
Franklin Resources, Inc.	3,810	148,781
Interactive Brokers Group, Inc., Class A	3,850	151,382
Invesco Ltd.	4,303	132,403
Legg Mason, Inc.	968	33,570
LPL Financial Holdings, Inc.	686	17,013
Northern Trust Corp.	2,201	143,439
NorthStar Asset Management Group, Inc.	1,799	20,419
Raymond James Financial, Inc.	1,296	61,703
SEI Investments Co.	1,522	65,522
State Street Corp.	3,872	226,589
Stifel Financial Corp.*	619	18,322
T. Rowe Price Group, Inc.	2,549	187,250
TD Ameritrade Holding Corp.	2,574	81,158
Virtu Financial, Inc., Class A	837	18,506
WisdomTree Investments, Inc.	1,202	13,739

		2,829,091

Consumer Finance (1.2%)
Ally Financial, Inc.*	4,563	85,419
American Express Co.	8,393	515,330
Capital One Financial Corp.	5,425	376,007
Credit Acceptance Corp.*	78	14,161
Discover Financial Services	4,242	216,003
LendingClub Corp.*	1,497	12,425
Navient Corp.	3,524	42,182
OneMain Holdings, Inc.*	541	14,840
SLM Corp.*	4,364	27,755
Synchrony Financial*	8,630	247,336

		1,551,458

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	840	54,877
FactSet Research Systems, Inc.	269	40,762
Leucadia National Corp.	3,186	51,518
McGraw Hill Financial, Inc.	2,700	267,246
Moody’s Corp.	1,708	164,924
Morningstar, Inc.	136	12,005
MSCI, Inc.	884	65,487
Voya Financial, Inc.	1,989	59,212

		716,031

Insurance (3.0%)
Aflac, Inc.	3,998	252,434
Alleghany Corp.*	153	75,919
American Financial Group, Inc./Ohio	686	48,274
American International Group, Inc.	11,075	598,604
American National Insurance Co.	189	21,829
Aon plc	2,773	289,640
Arch Capital Group Ltd.*	1,214	86,315
Arthur J. Gallagher & Co.	1,806	80,331
Assurant, Inc.	657	50,688
Brown & Brown, Inc.	1,093	39,129
Cincinnati Financial Corp.	1,615	105,556
Endurance Specialty Holdings Ltd.	600	39,204
Erie Indemnity Co., Class A	285	26,502
Genworth Financial, Inc., Class A*	4,240	11,575
Hanover Insurance Group, Inc.	374	33,742
Hartford Financial Services Group, Inc.	4,099	188,882
Lincoln National Corp.	2,452	96,118
Loews Corp.	2,906	111,184
Marsh & McLennan Cos., Inc.	5,388	327,537
Mercury General Corp.	209	11,600
MetLife, Inc.	8,870	389,748
Principal Financial Group, Inc.	3,001	118,389
Prudential Financial, Inc.	4,545	328,240
Reinsurance Group of America, Inc.	671	64,584
RenaissanceReinsurance Holdings Ltd.	436	52,246
Unum Group	2,459	76,032
White Mountains Insurance Group Ltd.	41	32,907
Willis Towers Watson plc	1,378	163,513
XL Group plc	2,958	108,854

		3,829,576

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	3,176	91,532
Howard Hughes Corp.*	367	38,862
Jones Lang LaSalle, Inc.	464	54,436
Realogy Holdings Corp.*	1,510	54,526

		239,356

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.*	2,930	22,473
New York Community Bancorp, Inc.	4,580	72,822
TFS Financial Corp.	658	11,429

		106,724

Total Financials		17,316,660

Health Care (14.7%)
Biotechnology (3.4%)
Agios Pharmaceuticals, Inc.*	150	6,090
Alexion Pharmaceuticals, Inc.*	1,759	244,888
Alnylam Pharmaceuticals, Inc.*	515	32,327

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Amgen, Inc.	6,101	$914,723
Anacor Pharmaceuticals, Inc.*	314	16,783
Baxalta, Inc.	4,855	196,142
Biogen, Inc.*	1,772	461,287
BioMarin Pharmaceutical, Inc.*	1,277	105,327
Bluebird Bio, Inc.*	178	7,565
Celgene Corp.*	6,336	634,170
Cepheid, Inc.*	408	13,611
Gilead Sciences, Inc.	10,867	998,243
Incyte Corp.*	1,326	96,095
Intercept Pharmaceuticals, Inc.*	115	14,774
Ionis Pharmaceuticals, Inc.*	973	39,406
Juno Therapeutics, Inc.*	652	24,835
Medivation, Inc.*	1,178	54,164
Myriad Genetics, Inc.*	573	21,447
Puma Biotechnology, Inc.*	179	5,257
Regeneron Pharmaceuticals, Inc.*	640	230,682
Seattle Genetics, Inc.*	754	26,458
Vertex Pharmaceuticals, Inc.*	1,989	158,106

		4,302,380

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	11,936	499,283
ABIOMED, Inc.*	252	23,892
Align Technology, Inc.*	558	40,561
Baxter International, Inc.	4,542	186,585
Becton, Dickinson and Co.	1,712	259,916
Boston Scientific Corp.*	10,845	203,994
Cooper Cos., Inc.	390	60,048
Dentsply Sirona, Inc.	1,873	115,418
DexCom, Inc.*	635	43,123
Edwards Lifesciences Corp.*	1,753	154,632
Hill-Rom Holdings, Inc.	403	20,271
Hologic, Inc.*	2,086	71,967
IDEXX Laboratories, Inc.*	717	56,155
Medtronic plc	11,373	852,975
ResMed, Inc.	1,124	64,990
St. Jude Medical, Inc.	2,248	123,640
STERIS plc	655	46,538
Teleflex, Inc.	320	50,243
Varian Medical Systems, Inc.*	736	58,895
West Pharmaceutical Services, Inc.	512	35,492

		2,968,618

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	481	26,508
AmerisourceBergen Corp.	1,572	136,057
Amsurg Corp.*	434	32,376
Brookdale Senior Living, Inc.*	1,529	24,280
Cardinal Health, Inc.	2,724	223,232
Centene Corp.*	1,590	97,917
Cigna Corp.	2,069	283,950
DaVita HealthCare Partners, Inc.*	1,314	96,421
Envision Healthcare Holdings, Inc.*	1,542	31,457
Express Scripts Holding Co.*	5,416	372,025
HCA Holdings, Inc.*	2,736	213,545
HealthSouth Corp.	674	25,363
Henry Schein, Inc.*	654	112,900
Humana, Inc.	1,207	220,821
Laboratory Corp. of America Holdings*	775	90,776
LifePoint Health, Inc.*	332	22,991
McKesson Corp.	1,852	291,227
MEDNAX, Inc.*	727	46,979
Molina Healthcare, Inc.*	319	20,572
Patterson Cos., Inc.	648	30,151
Premier, Inc., Class A*	1,095	36,529
Quest Diagnostics, Inc.	1,076	76,880
Team Health Holdings, Inc.*	483	20,194
Tenet Healthcare Corp.*	717	20,743
VCA, Inc.*	616	35,537

		2,589,431

Health Care Technology (0.2%)
athenahealth, Inc.*	311	43,161
Cerner Corp.*	2,445	129,487
IMS Health Holdings, Inc.*	969	25,727
Veeva Systems, Inc., Class A*	1,031	25,816

		224,191

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,569	102,375
Bio-Techne Corp.	261	24,670
Bruker Corp.	880	24,640
Charles River Laboratories International, Inc.*	331	25,136
Illumina, Inc.*	1,179	191,128
Mettler-Toledo International, Inc.*	214	73,779
PAREXEL International Corp.*	392	24,590
PerkinElmer, Inc.	805	39,815
Quintiles Transnational Holdings, Inc.*	614	39,971
Thermo Fisher Scientific, Inc.	3,168	448,557
VWR Corp.*	267	7,225
Waters Corp.*	662	87,331

		1,089,217

Pharmaceuticals (5.9%)
AbbVie, Inc.	12,800	731,136
Bristol-Myers Squibb Co.	13,551	865,638
Catalent, Inc.*	772	20,589
Eli Lilly & Co.	7,928	570,895
Impax Laboratories, Inc.*	520	16,651
Johnson & Johnson	22,417	2,425,519
Merck & Co., Inc.	22,543	1,192,750
Pfizer, Inc.	49,785	1,475,627
Zoetis, Inc.	3,699	163,977

		7,462,782

Total Health Care		18,636,619

Industrials (11.2%)
Aerospace & Defense (0.3%)
B/E Aerospace, Inc.	1,043	48,103
HEICO Corp.	453	27,239
Hexcel Corp.	1,009	44,104
Rockwell Collins, Inc.	1,366	125,959
Spirit AeroSystems Holdings, Inc., Class A*	1,373	62,279
TransDigm Group, Inc.*	521	114,797

		422,481

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	1,511	112,162
Expeditors International of Washington, Inc.	1,827	89,176
United Parcel Service, Inc., Class B	9,245	975,070
XPO Logistics, Inc.*	855	26,248

		1,202,656

Airlines (0.9%)
Alaska Air Group, Inc.	1,297	106,380
American Airlines Group, Inc.	6,229	255,451
Delta Air Lines, Inc.	8,114	394,990
JetBlue Airways Corp.*	3,333	70,393
Southwest Airlines Co.	6,657	298,234
Spirit Airlines, Inc.*	676	32,434

		1,157,882

Building Products (0.3%)
Allegion plc	991	63,137

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Armstrong World Industries, Inc.*	425	$20,557
Lennox International, Inc.	393	53,130
Masco Corp.	3,470	109,131
Owens Corning, Inc.	1,089	51,488
USG Corp.*	1,018	25,257

		322,700

Commercial Services & Supplies (0.6%)
ADT Corp.	1,755	72,411
Cintas Corp.	885	79,482
Clean Harbors, Inc.*	444	21,907
KAR Auction Services, Inc.	1,351	51,527
Pitney Bowes, Inc.	1,912	41,185
Tyco International plc	4,417	162,148
Waste Management, Inc.	4,641	273,819

		702,479

Construction & Engineering (0.0%)
Quanta Services, Inc.*	1,481	33,411
Valmont Industries, Inc.	202	25,016

		58,427

Electrical Equipment (1.0%)
Acuity Brands, Inc.	439	95,763
AMETEK, Inc.	2,422	121,052
Eaton Corp. plc	4,785	299,350
Emerson Electric Co.	6,684	363,476
EnerSys, Inc.	359	20,003
Hubbell, Inc.	554	58,685
Regal Beloit Corp.	411	25,930
Rockwell Automation, Inc.	1,359	154,586
Sensata Technologies Holding N.V.*	1,777	69,019
SolarCity Corp.*	750	18,435

		1,226,299

Industrial Conglomerates (4.0%)
3M Co.	6,323	1,053,601
Carlisle Cos., Inc.	658	65,471
Danaher Corp.	6,289	596,575
General Electric Co.	97,447	3,097,840
Roper Technologies, Inc.	1,039	189,898

		5,003,385

Machinery (2.0%)
AGCO Corp.	725	36,032
CLARCOR, Inc.	458	26,468
Colfax Corp.*	916	26,188
Crane Co.	461	24,829
Cummins, Inc.	1,776	195,253
Deere & Co.	3,027	233,049
Donaldson Co., Inc.	1,366	43,589
Dover Corp.	1,632	104,987
Flowserve Corp.	1,385	61,508
Graco, Inc.	528	44,331
IDEX Corp.	729	60,420
Illinois Tool Works, Inc.	3,353	343,481
Ingersoll-Rand plc	2,672	165,691
ITT Corp.	771	28,442
Kennametal, Inc.	634	14,259
Lincoln Electric Holdings, Inc.	632	37,016
Middleby Corp.*	600	64,062
Nordson Corp.	469	35,663
Oshkosh Corp.	754	30,816
PACCAR, Inc.	3,638	198,962
Parker-Hannifin Corp.	1,396	155,068
Pentair plc	1,912	103,745
Snap-on, Inc.	602	94,508
Stanley Black & Decker, Inc.	1,552	163,286
Timken Co.	736	24,649
WABCO Holdings, Inc.*	570	60,944
Wabtec Corp.	963	76,356
Woodward, Inc.	579	30,120
Xylem, Inc.	1,856	75,910

		2,559,632

Professional Services (0.3%)
Dun & Bradstreet Corp.	377	38,861
IHS, Inc., Class A*	693	86,043
ManpowerGroup, Inc.	736	59,925
Robert Half International, Inc.	1,396	65,026
Verisk Analytics, Inc.*	1,620	129,470

		379,325

Road & Rail (0.5%)
AMERCO	65	23,225
Avis Budget Group, Inc.*	892	24,405
Genesee & Wyoming, Inc., Class A*	541	33,921
J.B. Hunt Transport Services, Inc.	918	77,332
Kansas City Southern	1,158	98,951
Landstar System, Inc.	377	24,358
Norfolk Southern Corp.	3,106	258,575
Old Dominion Freight Line, Inc.*	716	49,848
Ryder System, Inc.	497	32,196

		622,811

Trading Companies & Distributors (0.4%)
Air Lease Corp.	810	26,017
Fastenal Co.	3,007	147,343
HD Supply Holdings, Inc.*	2,089	69,083
MSC Industrial Direct Co., Inc., Class A	632	48,228
United Rentals, Inc.*	917	57,028
W.W. Grainger, Inc.	567	132,355

		480,054

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	826	55,705

Total Industrials		14,193,836

Information Technology (22.3%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	214	13,503
ARRIS International plc*	1,336	30,621
Brocade Communications Systems, Inc.	2,861	30,269
Ciena Corp.*	899	17,099
Cisco Systems, Inc.	35,204	1,002,258
CommScope Holding Co., Inc.*	794	22,169
EchoStar Corp., Class A*	672	29,763
F5 Networks, Inc.*	483	51,126
Infinera Corp.*	812	13,041
Juniper Networks, Inc.	2,668	68,061
Motorola Solutions, Inc.	1,103	83,497
ViaSat, Inc.*	265	19,472

		1,380,879

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	2,149	124,255
Arrow Electronics, Inc.*	631	40,643
Avnet, Inc.	794	35,174
Belden, Inc.	231	14,179
Corning, Inc.	7,779	162,503
Dolby Laboratories, Inc., Class A	586	25,468
FEI Co.	242	21,540
Fitbit, Inc., Class A*	1,429	21,649
Flextronics International Ltd.*	3,805	45,888
FLIR Systems, Inc.	759	25,009
IPG Photonics Corp.*	249	23,924
Keysight Technologies, Inc.*	1,017	28,212
National Instruments Corp.	760	22,884

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble Navigation Ltd.*	1,754	$43,499

		634,827

Internet Software & Services (5.2%)
Akamai Technologies, Inc.*	1,141	63,405
Alphabet, Inc., Class A*	4,742	3,617,672
CoStar Group, Inc.*	211	39,704
eBay, Inc.*	7,658	182,720
Facebook, Inc., Class A*	19,227	2,193,801
IAC/InterActiveCorp	567	26,694
j2 Global, Inc.	251	15,457
Pandora Media, Inc.*	1,442	12,906
Rackspace Hosting, Inc.*	616	13,299
Twitter, Inc.*	3,836	63,486
VeriSign, Inc.*	667	59,056
Yahoo!, Inc.*	6,102	224,615
Yelp, Inc.*	461	9,165
Zillow Group, Inc., Class A*	1,157	29,561

		6,551,541

IT Services (4.4%)
Accenture plc, Class A	4,596	530,378
Alliance Data Systems Corp.*	383	84,260
Amdocs Ltd.	1,047	63,260
Automatic Data Processing, Inc.	3,004	269,489
Black Knight Financial Services, Inc., Class A*	264	8,192
Booz Allen Hamilton Holding Corp.	765	23,164
Broadridge Financial Solutions, Inc.	752	44,601
Cognizant Technology Solutions Corp., Class A*	4,161	260,895
Computer Sciences Corp.	866	29,782
CoreLogic, Inc.*	588	20,404
EPAM Systems, Inc.*	305	22,774
Euronet Worldwide, Inc.*	336	24,901
Fidelity National Information Services, Inc.	2,228	141,055
Fiserv, Inc.*	1,600	164,128
Gartner, Inc.*	528	47,177
Genpact Ltd.*	1,121	30,480
Global Payments, Inc.	895	58,443
International Business Machines Corp.	6,130	928,388
Jack Henry & Associates, Inc.	477	40,340
Leidos Holdings, Inc.	486	24,456
MasterCard, Inc., Class A	6,912	653,184
MAXIMUS, Inc.	377	19,845
Paychex, Inc.	2,335	126,113
PayPal Holdings, Inc.*	7,986	308,260
Sabre Corp.	1,386	40,083
Syntel, Inc.*	241	12,033
Teradata Corp.*	887	23,275
Total System Services, Inc.	1,103	52,481
Vantiv, Inc., Class A*	1,295	69,775
Visa, Inc., Class A	16,719	1,278,669
Western Union Co.	3,505	67,611
WEX, Inc.*	241	20,090
Xerox Corp.	6,278	70,062

		5,558,048

Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices, Inc.	2,160	127,850
Applied Materials, Inc.	7,876	166,814
Atmel Corp.	2,606	21,161
Broadcom Ltd.	2,632	406,644
Cavium, Inc.*	360	22,018
First Solar, Inc.*	534	36,563
Integrated Device Technology, Inc.*	950	19,418
Intel Corp.	33,075	1,069,976
KLA-Tencor Corp.	1,087	79,144
Lam Research Corp.	1,108	91,521
Marvell Technology Group Ltd.	3,016	31,095
Microchip Technology, Inc.	1,368	65,938
NVIDIA Corp.	3,562	126,914
ON Semiconductor Corp.*	2,969	28,473
QUALCOMM, Inc.	10,454	534,617
Skyworks Solutions, Inc.	1,338	104,230
Teradyne, Inc.	1,275	27,527
Texas Instruments, Inc.	7,019	403,031

		3,362,934

Software (4.7%)
Adobe Systems, Inc.*	3,415	320,327
ANSYS, Inc.*	611	54,660
Autodesk, Inc.*	1,598	93,179
CA, Inc.	2,186	67,307
Cadence Design Systems, Inc.*	2,008	47,349
CDK Global, Inc.	1,030	47,946
Citrix Systems, Inc.*	1,020	80,152
Electronic Arts, Inc.*	2,037	134,666
Fair Isaac Corp.	183	19,414
Fortinet, Inc.*	986	30,201
Intuit, Inc.	1,690	175,777
Manhattan Associates, Inc.*	505	28,719
Microsoft Corp.	53,526	2,956,241
NetSuite, Inc.*	314	21,506
Nuance Communications, Inc.*	1,864	34,838
Oracle Corp.	21,586	883,083
Proofpoint, Inc.*	282	15,166
PTC, Inc.*	722	23,941
Qlik Technologies, Inc.*	549	15,877
salesforce.com, Inc.*	4,427	326,845
ServiceNow, Inc.*	1,076	65,830
Splunk, Inc.*	763	37,334
SS&C Technologies Holdings, Inc.	537	34,057
Symantec Corp.	4,699	86,368
Synopsys, Inc.*	975	47,229
Take-Two Interactive Software, Inc.*	558	21,020
Ultimate Software Group, Inc.*	178	34,443
Verint Systems, Inc.*	397	13,252
VMware, Inc., Class A*	1,912	100,017
Workday, Inc., Class A*	1,301	99,969

		5,916,713

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	36,611	3,990,233
EMC Corp.	13,565	361,507
HP, Inc.	12,085	148,887
NCR Corp.*	924	27,656
NetApp, Inc.	2,008	54,798
SanDisk Corp.	1,404	106,816
Seagate Technology plc	2,054	70,760
Western Digital Corp.	1,594	75,301

		4,835,958

Total Information Technology		28,240,900

Materials (3.4%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	2,574	370,785
Albemarle Corp.	1,478	94,489
Axalta Coating Systems Ltd.*	1,900	55,480
Cabot Corp.	755	36,489
Celanese Corp.	1,934	126,677
Eastman Chemical Co.	1,811	130,809
Ecolab, Inc.	3,526	393,219
International Flavors & Fragrances, Inc.	1,041	118,435

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	4,593	$393,069
Mosaic Co.	4,651	125,577
NewMarket Corp.	122	48,344
PolyOne Corp.	918	27,769
PPG Industries, Inc.	3,511	391,441
Praxair, Inc.	3,760	430,332
Sensient Technologies Corp.	581	36,870
Sherwin-Williams Co.	1,055	300,327

		3,080,112

Containers & Packaging (0.6%)
Avery Dennison Corp.	1,175	84,729
Ball Corp.	1,822	129,890
Bemis Co., Inc.	1,236	64,000
Berry Plastics Group, Inc.*	1,585	57,298
Crown Holdings, Inc.*	1,812	89,857
Graphic Packaging Holding Co.	4,196	53,918
Owens-Illinois, Inc.*	2,102	33,548
Sealed Air Corp.	2,563	123,050
WestRock Co.	3,357	131,024

		767,314

Metals & Mining (0.3%)
Compass Minerals International, Inc.	443	31,391
Nucor Corp.	4,181	197,762
Reliance Steel & Aluminum Co.	916	63,378
Steel Dynamics, Inc.	3,079	69,308

		361,839

Paper & Forest Products (0.0%)
Domtar Corp.	827	33,493

Total Materials		4,242,758

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	40,471	1,585,249
CenturyLink, Inc.	3,587	114,640
Frontier Communications Corp.	7,859	43,932
Level 3 Communications, Inc.*	1,938	102,423
SBA Communications Corp., Class A*	851	85,245
Verizon Communications, Inc.	26,928	1,456,266
Zayo Group Holdings, Inc.*	744	18,035

		3,405,790

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	4,705	16,374
Telephone & Data Systems, Inc.	636	19,137
T-Mobile US, Inc.*	1,854	71,008
U.S. Cellular Corp.*	162	7,402

		113,921

Total Telecommunication Services		3,519,711

Utilities (3.7%)
Electric Utilities (0.3%)
IDACORP, Inc.	1,487	110,915
OGE Energy Corp.	5,942	170,120
Portland General Electric Co.	2,751	108,637

		389,672

Gas Utilities (0.7%)
Atmos Energy Corp.	3,018	224,116
Piedmont Natural Gas Co., Inc.	2,388	142,874
Questar Corp.	5,156	127,869
Southwest Gas Corp.	1,322	87,054
UGI Corp.	5,089	205,036
WGL Holdings, Inc.	1,477	106,890

		893,839

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	19,662	232,012
NRG Energy, Inc.	9,336	121,461

		353,473

Multi-Utilities (2.0%)
Alliant Energy Corp.	3,389	251,735
CenterPoint Energy, Inc.	12,255	256,375
CMS Energy Corp.	8,230	349,281
Consolidated Edison, Inc.	8,767	671,727
Sempra Energy	7,057	734,281
TECO Energy, Inc.	6,741	185,580

		2,448,979

Water Utilities (0.4%)
American Water Works Co., Inc.	5,308	365,880
Aqua America, Inc.	5,252	167,119

		532,999

Total Utilities		4,618,962

Total Common Stocks (100.1%) (Cost $92,892,409)		126,497,459

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares)*	2,090	941
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares)*†	2,090	102

Total Consumer Staples		1,043

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	860	716

Total Health Care		716

Total Rights (0.0%) (Cost $—)		1,759

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	254,785	254,785

Total Short-Term Investment (0.2%) (Cost $254,785)		254,785

Total Investments (100.3%) (Cost $93,147,194)		126,754,003
Other Assets Less Liabilities (-0.3%)		(379,718)

Net Assets (100%)		$126,374,285

*	Non-income producing.

†	Security (totaling $818 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,301,137	$—	$—	$18,301,137
Consumer Staples	13,111,643	—	—	13,111,643
Energy	4,315,233	—	—	4,315,233
Financials	17,316,660	—	—	17,316,660
Health Care	18,636,619	—	—	18,636,619
Industrials	14,193,836	—	—	14,193,836
Information Technology	28,240,900	—	—	28,240,900
Materials	4,242,758	—	—	4,242,758
Telecommunication Services	3,519,711	—	—	3,519,711
Utilities	4,618,962	—	—	4,618,962
Rights
Consumer Staples	—	—	1,043	1,043
Health Care	—	—	716	716
Short-Term Investments	254,785	—	—	254,785

Total Assets	$126,752,244	$—	$1,759	$126,754,003

Total Liabilities	$—	$—	$—	$—

Total	$126,752,244	$—	$1,759	$126,754,003

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,155,354
Aggregate gross unrealized depreciation	(4,583,371)

Net unrealized appreciation	$33,571,983

Federal income tax cost of investments	$93,182,020

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.7%)
Hotels, Restaurants & Leisure (6.0%)
Norwegian Cruise Line Holdings Ltd.*	74,000	$4,091,460
Panera Bread Co., Class A*	17,200	3,523,076
Starbucks Corp.	133,180	7,950,846
Wynn Resorts Ltd.	24,600	2,298,378
Yum! Brands, Inc.	33,100	2,709,235

		20,572,995

Household Durables (4.4%)
Lennar Corp., Class A	51,100	2,471,196
Newell Rubbermaid, Inc.	157,881	6,992,550
Whirlpool Corp.	31,712	5,718,942

		15,182,688

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	3,607	2,141,259
Priceline Group, Inc.*	1,600	2,062,336

		4,203,595

Media (7.1%)
Charter Communications, Inc., Class A*	37,507	7,592,542
Comcast Corp., Class A	51,300	3,133,404
DreamWorks Animation SKG, Inc., Class A*	51,417	1,282,854
Gannett Co., Inc.	156,460	2,368,804
Scripps Networks Interactive, Inc., Class A	53,709	3,517,940
Sirius XM Holdings, Inc.*	967,396	3,821,214
TEGNA, Inc.	109,321	2,564,671

		24,281,429

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	54,642	3,358,844

Total Consumer Discretionary		67,599,551

Consumer Staples (4.6%)
Food Products (0.6%)
Mondelez International, Inc., Class A	55,590	2,230,271

Household Products (1.8%)
Procter & Gamble Co.	73,962	6,087,812

Personal Products (0.3%)
Avon Products, Inc.	198,656	955,535

Tobacco (1.9%)
Philip Morris International, Inc.	67,600	6,632,236

Total Consumer Staples		15,905,854

Energy (7.8%)
Energy Equipment & Services (1.5%)
Ensco plc, Class A	50,254	521,134
Halliburton Co.	59,775	2,135,163
Schlumberger Ltd.	33,775	2,490,906

		5,147,203

Oil, Gas & Consumable Fuels (6.3%)
Anadarko Petroleum Corp.	42,300	1,969,911
Cenovus Energy, Inc.	114,981	1,494,753
Columbia Pipeline Group, Inc.	96,800	2,429,680
ConocoPhillips Co.	32,400	1,304,748
Enbridge, Inc.	50,300	1,957,173
EOG Resources, Inc.	116,300	8,441,054
Kinder Morgan, Inc.	121,100	2,162,846
Noble Energy, Inc.	56,459	1,773,377

		21,533,542

Total Energy		26,680,745

Financials (19.3%)
Banks (2.9%)
CIT Group, Inc.	104,000	3,227,120
JPMorgan Chase & Co.	31,164	1,845,532
Umpqua Holdings Corp.	93,500	1,482,910
Wells Fargo & Co.	69,408	3,356,571

		9,912,133

Capital Markets (1.8%)
Goldman Sachs Group, Inc.	28,386	4,456,034
Invesco Ltd.	60,500	1,861,585

		6,317,619

Consumer Finance (1.4%)
Discover Financial Services	56,000	2,851,520
Synchrony Financial*	70,300	2,014,798

		4,866,318

Diversified Financial Services (2.6%)
CME Group, Inc./Illinois	30,674	2,946,238
Intercontinental Exchange, Inc.	13,300	3,127,362
Moody’s Corp.	28,200	2,722,992

		8,796,592

Insurance (4.6%)
Aon plc	62,958	6,575,963
Chubb Ltd.	42,731	5,091,398
Marsh & McLennan Cos., Inc.	69,068	4,198,644

		15,866,005

Real Estate Investment Trusts (REITs) (6.0%)
American Tower Corp. (REIT)	83,095	8,506,435
Crown Castle International Corp. (REIT)	63,300	5,475,450
Iron Mountain, Inc. (REIT)	83,400	2,828,094
Outfront Media, Inc. (REIT)	78,000	1,645,800
Prologis, Inc. (REIT)	44,200	1,952,756

		20,408,535

Total Financials		66,167,202

Health Care (10.9%)
Biotechnology (3.5%)
Agios Pharmaceuticals, Inc.*	35,500	1,441,300
Incyte Corp.*	105,000	7,609,350
Kite Pharma, Inc.*	59,800	2,745,418

		11,796,068

Health Care Equipment & Supplies (1.1%)
Medtronic plc	51,500	3,862,500

Health Care Providers & Services (3.1%)
Aetna, Inc.	34,800	3,909,780
DaVita HealthCare Partners, Inc.*	57,300	4,204,674
Express Scripts Holding Co.*	37,547	2,579,103

		10,693,557

Health Care Technology (1.3%)
Cerner Corp.*	86,114	4,560,598

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*	20,400	3,307,044

Pharmaceuticals (0.9%)
Eli Lilly & Co.	42,000	3,024,420

Total Health Care		37,244,187

Industrials (11.2%)
Aerospace & Defense (3.4%)
Hexcel Corp.	116,238	5,080,763

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TransDigm Group, Inc.*	28,800	$6,345,792

		11,426,555

Commercial Services & Supplies (0.9%)
Waste Connections, Inc.	49,491	3,196,624

Electrical Equipment (1.5%)
Eaton Corp. plc	83,689	5,235,584

Industrial Conglomerates (1.5%)
Danaher Corp.	54,129	5,134,677

Machinery (0.8%)
IDEX Corp.	32,209	2,669,482

Professional Services (1.2%)
Nielsen Holdings plc	80,016	4,213,642

Road & Rail (1.9%)
Canadian National Railway Co.	46,000	2,873,160
Union Pacific Corp.	45,400	3,611,570

		6,484,730

Total Industrials		38,361,294

Information Technology (19.3%)
Electronic Equipment, Instruments & Components (1.5%)
Jabil Circuit, Inc.	272,713	5,255,180

Internet Software & Services (2.4%)
Alphabet, Inc., Class A*	468	357,037
Alphabet, Inc., Class C*	4,079	3,038,651
VeriSign, Inc.*	55,443	4,908,923

		8,304,611

IT Services (4.6%)
Accenture plc, Class A	38,046	4,390,508
Cognizant Technology Solutions Corp., Class A*	46,400	2,909,280
Jack Henry & Associates, Inc.	37,081	3,135,940
Visa, Inc., Class A	69,464	5,312,607

		15,748,335

Semiconductors & Semiconductor Equipment (5.8%)
Analog Devices, Inc.	15,700	929,283
ARM Holdings plc (ADR)	29,700	1,297,593
ASML Holding N.V. (N.Y. Shares)	21,594	2,167,822
Broadcom Ltd.	76,188	11,771,046
ON Semiconductor Corp.*	381,302	3,656,686

		19,822,430

Software (1.7%)
Microsoft Corp.	73,700	4,070,451
Mobileye N.V.*	27,900	1,040,391
Tableau Software, Inc., Class A*	16,400	752,268

		5,863,110

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	70,328	7,665,049
Hewlett Packard Enterprise Co.	67,300	1,193,229
HP, Inc.	67,300	829,136
NetApp, Inc.	52,100	1,421,809

		11,109,223

Total Information Technology		66,102,889

Materials (2.7%)
Chemicals (2.0%)
Monsanto Co.	55,713	4,888,259
Praxair, Inc.	17,700	2,025,765

		6,914,024

Metals & Mining (0.7%)
Allegheny Technologies, Inc.	56,183	915,783
Barrick Gold Corp.	25,369	344,511
Freeport-McMoRan, Inc.	20,124	208,082
Nucor Corp.	21,717	1,027,214

		2,495,590

Total Materials		9,409,614

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc.	54,100	2,925,728

Total Telecommunication Services		2,925,728

Utilities (1.7%)
Independent Power and Renewable Electricity Producers (0.9%)
AES Corp.	245,600	2,898,080
NextEra Energy Partners LP	5,200	141,388

		3,039,468

Multi-Utilities (0.8%)
Sempra Energy	25,400	2,642,870

Total Utilities		5,682,338

Total Common Stocks (98.0%) (Cost $260,492,083)		336,079,402

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,426,532	4,426,532

Total Short-Term Investment (1.3%) (Cost $4,426,532)		4,426,532

Total Investments (99.3%) (Cost $264,918,615)		340,505,934
Other Assets Less Liabilities (0.7%)		2,290,166

Net Assets (100%)		$342,796,100

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$67,599,551	$—	$—	$67,599,551
Consumer Staples	15,905,854	—	—	15,905,854
Energy	26,680,745	—	—	26,680,745
Financials	66,167,202	—	—	66,167,202
Health Care	37,244,187	—	—	37,244,187
Industrials	38,361,294	—	—	38,361,294
Information Technology	66,102,889	—	—	66,102,889
Materials	9,409,614	—	—	9,409,614
Telecommunication Services	2,925,728	—	—	2,925,728
Utilities	5,682,338	—	—	5,682,338
Short-Term Investments	4,426,532	—	—	4,426,532

Total Assets	$340,505,934	$—	$—	$340,505,934

Total Liabilities	$—	$—	$—	$—

Total	$340,505,934	$—	$—	$340,505,934

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,673,386
Aggregate gross unrealized depreciation	(23,908,139)

Net unrealized appreciation	$75,765,247

Federal income tax cost of investments	$264,740,687

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.5%)
BorgWarner, Inc.	56,860	$2,183,424
Cooper Tire & Rubber Co.	16,700	618,234
Dana Holding Corp.	52,900	745,361
Delphi Automotive plc	70,300	5,273,906
Federal-Mogul Holdings Corp.*	31,000	306,280
Gentex Corp.	75,600	1,186,164
Gentherm, Inc.*	8,600	357,674
Goodyear Tire & Rubber Co.	69,700	2,298,706
Johnson Controls, Inc.	163,430	6,368,867
Lear Corp.	21,400	2,379,038
Tenneco, Inc.*	14,900	767,499
Visteon Corp.	12,600	1,002,834

		23,487,987

Automobiles (0.6%)
Ford Motor Co.	929,936	12,554,136
General Motors Co.	387,700	12,185,411
Harley-Davidson, Inc.	45,350	2,327,816
Tesla Motors, Inc.*	24,800	5,698,296
Thor Industries, Inc.	14,600	931,042

		33,696,701

Distributors (0.2%)
Core-Mark Holding Co., Inc.	5,500	448,580
Genuine Parts Co.	40,000	3,974,400
LKQ Corp.*	73,700	2,353,241
Pool Corp.	10,400	912,496

		7,688,717

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.*	26,330	216,301
Bright Horizons Family Solutions, Inc.*	9,500	615,410
DeVry Education Group, Inc.	16,100	278,047
Graham Holdings Co., Class B	600	288,000
Grand Canyon Education, Inc.*	12,900	551,346
H&R Block, Inc.	55,850	1,475,557
Houghton Mifflin Harcourt Co.*	28,400	566,296
Service Corp. International	56,100	1,384,548
ServiceMaster Global Holdings, Inc.*	25,000	942,000
Sotheby’s, Inc.	14,900	398,277

		6,715,782

Hotels, Restaurants & Leisure (2.2%)
Aramark	47,000	1,556,640
Bloomin’ Brands, Inc.	30,200	509,474
Brinker International, Inc.	20,490	941,516
Buffalo Wild Wings, Inc.*	6,100	903,532
Carnival Corp.	106,660	5,628,448
Cheesecake Factory, Inc.	12,800	679,552
Chipotle Mexican Grill, Inc.*	8,000	3,767,760
Choice Hotels International, Inc.	6,000	324,300
Churchill Downs, Inc.	3,200	473,216
Cracker Barrel Old Country Store, Inc.	5,800	885,486
Darden Restaurants, Inc.	33,250	2,204,475
Domino’s Pizza, Inc.	13,000	1,714,180
Dunkin’ Brands Group, Inc.	30,300	1,429,251
Hilton Worldwide Holdings, Inc.	126,400	2,846,528
Hyatt Hotels Corp., Class A*	8,300	410,767
J Alexander’s Holdings, Inc.*	312	3,295
Jack in the Box, Inc.	9,900	632,313
La Quinta Holdings, Inc.*	22,800	285,000
Las Vegas Sands Corp.	89,000	4,599,520
Marriott International, Inc., Class A	51,725	3,681,786
Marriott Vacations Worldwide Corp.	4,500	303,750
McDonald’s Corp.	208,921	26,257,191
MGM Resorts International*	101,700	2,180,448
Norwegian Cruise Line Holdings Ltd.*	32,000	1,769,280
Panera Bread Co., Class A*	7,100	1,454,293
Papa John’s International, Inc.	7,600	411,844
Pinnacle Entertainment, Inc.*	14,700	515,970
Royal Caribbean Cruises Ltd.	41,650	3,421,547
SeaWorld Entertainment, Inc.	14,800	311,688
Shake Shack, Inc., Class A*	6,900	257,508
Six Flags Entertainment Corp.	24,684	1,369,715
Sonic Corp.	9,800	344,568
Starbucks Corp.	357,400	21,336,780
Starwood Hotels & Resorts Worldwide, Inc.	44,600	3,720,978
Texas Roadhouse, Inc.	18,200	793,156
Vail Resorts, Inc.	10,200	1,363,740
Wendy’s Co.	84,400	919,116
Wyndham Worldwide Corp.	31,670	2,420,538
Wynn Resorts Ltd.	22,100	2,064,803
Yum! Brands, Inc.	96,440	7,893,614

		112,587,566

Household Durables (0.6%)
CalAtlantic Group, Inc.	20,779	694,434
D.R. Horton, Inc.	88,100	2,663,263
Garmin Ltd.	35,500	1,418,580
GoPro, Inc., Class A*	21,700	259,532
Harman International Industries, Inc.	19,190	1,708,677
Helen of Troy Ltd.*	6,000	622,140
Jarden Corp.*	52,425	3,090,454
KB Home	27,500	392,700
Leggett & Platt, Inc.	33,200	1,606,880
Lennar Corp., Class A	49,300	2,384,148
Meritage Homes Corp.*	8,300	302,618
Mohawk Industries, Inc.*	14,800	2,825,320
Newell Rubbermaid, Inc.	68,900	3,051,581
NVR, Inc.*	1,200	2,078,880
PulteGroup, Inc.	104,800	1,960,808
Taylor Morrison Home Corp., Class A*	20,300	286,636
Tempur Sealy International, Inc.*	17,200	1,045,588
Toll Brothers, Inc.*	44,200	1,304,342
TopBuild Corp.*	9,711	288,805
TRI Pointe Group, Inc.*	38,000	447,640
Tupperware Brands Corp.	15,000	869,700
Whirlpool Corp.	20,120	3,628,441

		32,931,167

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	89,880	53,356,363
Expedia, Inc.	28,743	3,099,070
Groupon, Inc.*	119,200	475,608
HSN, Inc.	8,700	455,097
Liberty Interactive Corp. QVC Group*	120,730	3,048,433
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	385,628
Liberty Ventures*	36,144	1,413,953
Netflix, Inc.*	103,600	10,591,028
Priceline Group, Inc.*	12,180	15,699,533
Shutterfly, Inc.*	5,500	255,035
TripAdvisor, Inc.*	26,605	1,769,233
Wayfair, Inc., Class A*	7,800	337,116

		90,886,097

Leisure Products (0.2%)
Brunswick Corp.	22,600	1,084,348
Hasbro, Inc.	27,100	2,170,710
Mattel, Inc.	79,800	2,682,876

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Polaris Industries, Inc.	16,100	$1,585,528
Vista Outdoor, Inc.*	18,200	944,762

		8,468,224

Media (3.2%)
AMC Entertainment Holdings, Inc., Class A	12,300	344,277
AMC Networks, Inc., Class A*	14,712	955,397
Cable One, Inc.	900	393,417
Cablevision Systems Corp. - New York Group, Class A	47,950	1,582,350
CBS Corp. (Non-Voting), Class B	108,420	5,972,858
Charter Communications, Inc., Class A*	18,200	3,684,226
Cinemark Holdings, Inc.	31,500	1,128,645
Clear Channel Outdoor Holdings, Inc., Class A	59,900	281,530
Comcast Corp., Class A	592,324	36,179,150
Discovery Communications, Inc., Class A*	37,900	1,085,077
Discovery Communications, Inc., Class C*	59,800	1,614,600
DISH Network Corp., Class A*	55,660	2,574,832
DreamWorks Animation SKG, Inc., Class A*	20,600	513,970
Gannett Co., Inc.	28,050	424,677
IMAX Corp.*	14,700	457,023
Interpublic Group of Cos., Inc.	98,800	2,267,460
John Wiley & Sons, Inc., Class A	17,000	831,130
Liberty Broadband Corp.*	12,348	715,567
Liberty Media Corp.*	74,091	2,835,463
Lions Gate Entertainment Corp.	22,800	498,180
Live Nation Entertainment, Inc.*	33,200	740,692
Madison Square Garden Co., Class A*	5,929	986,348
Meredith Corp.	9,100	432,250
MSG Networks, Inc., Class A*	17,787	307,537
New York Times Co., Class A	32,800	408,688
News Corp., Class A	93,361	1,192,220
Nexstar Broadcasting Group, Inc., Class A	7,500	332,025
Omnicom Group, Inc.	59,900	4,985,477
Regal Entertainment Group, Class A	20,900	441,826
Scripps Networks Interactive, Inc., Class A	24,100	1,578,550
Sinclair Broadcast Group, Inc., Class A	19,400	596,550
Sirius XM Holdings, Inc.*	559,300	2,209,235
Starz, Class A*	21,397	563,383
TEGNA, Inc.	56,100	1,316,106
Thomson Reuters Corp.	79,200	3,206,016
Time Warner Cable, Inc.	66,902	13,689,487
Time Warner, Inc.	199,826	14,497,376
Time, Inc.	16,403	253,262
Tribune Media Co., Class A	19,600	751,660
Twenty-First Century Fox, Inc., Class A	264,026	7,361,045
Twenty-First Century Fox, Inc., Class B	117,700	3,319,140
Viacom, Inc., Class B	84,360	3,482,381
Walt Disney Co.	402,268	39,949,235

		166,940,318

Multiline Retail (0.6%)
Big Lots, Inc.	15,500	701,995
Dillard’s, Inc., Class A	5,000	424,550
Dollar General Corp.	73,900	6,325,840
Dollar Tree, Inc.*	55,523	4,578,426
J.C. Penney Co., Inc.*	63,200	698,992
Kohl’s Corp.	44,910	2,093,255
Macy’s, Inc.	74,400	3,280,296
Nordstrom, Inc.	33,690	1,927,405
Sears Holdings Corp.*	16,200	248,022
Target Corp.	152,060	12,511,497

		32,790,278

Specialty Retail (2.7%)
Aaron’s, Inc.	17,500	439,250
Abercrombie & Fitch Co., Class A	20,300	640,262
Advance Auto Parts, Inc.	17,850	2,862,069
American Eagle Outfitters, Inc.	60,700	1,011,869
Asbury Automotive Group, Inc.*	1,800	107,712
Ascena Retail Group, Inc.*	40,768	450,894
AutoNation, Inc.*	18,900	882,252
AutoZone, Inc.*	7,590	6,046,877
Bed Bath & Beyond, Inc.*	46,950	2,330,598
Best Buy Co., Inc.	71,710	2,326,272
Buckle, Inc.	7,100	240,477
Burlington Stores, Inc.*	18,400	1,034,816
Cabela’s, Inc.*	12,000	584,280
CarMax, Inc.*	51,250	2,618,875
Chico’s FAS, Inc.	33,850	449,189
CST Brands, Inc.	18,058	691,441
Dick’s Sporting Goods, Inc.	22,400	1,047,200
DSW, Inc., Class A	15,200	420,128
Express, Inc.*	22,700	486,007
Five Below, Inc.*	14,100	582,894
Foot Locker, Inc.	33,700	2,173,650
GameStop Corp., Class A	33,700	1,069,301
Gap, Inc.	68,890	2,025,366
Genesco, Inc.*	4,600	332,350
GNC Holdings, Inc., Class A	27,900	885,825
Group 1 Automotive, Inc.	5,800	340,402
Guess?, Inc.	10,500	197,085
Home Depot, Inc.	309,360	41,277,905
L Brands, Inc.	58,690	5,153,569
Lithia Motors, Inc., Class A	5,700	497,781
Lowe’s Cos., Inc.	226,640	17,167,980
Monro Muffler Brake, Inc.	7,900	564,613
Murphy USA, Inc.*	14,655	900,550
Office Depot, Inc.*	132,429	940,246
O’Reilly Automotive, Inc.*	24,550	6,718,353
Penske Automotive Group, Inc.	8,900	337,310
Restoration Hardware Holdings, Inc.*	8,200	343,580
Ross Stores, Inc.	100,720	5,831,688
Sally Beauty Holdings, Inc.*	34,500	1,117,110
Signet Jewelers Ltd.	20,880	2,589,746
Staples, Inc.	155,950	1,720,129
Tailored Brands, Inc.	500	8,950
Tiffany & Co.	31,700	2,326,146
TJX Cos., Inc.	165,600	12,974,760
Tractor Supply Co.	34,300	3,102,778
Ulta Salon Cosmetics & Fragrance, Inc.*	16,100	3,119,214
Urban Outfitters, Inc.*	35,150	1,163,114
Williams-Sonoma, Inc.	26,900	1,472,506

		141,605,369

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	15,680	1,652,359
Coach, Inc.	65,220	2,614,670
Columbia Sportswear Co.	6,800	408,612
Deckers Outdoor Corp.*	5,600	335,496
Fossil Group, Inc.*	9,900	439,758
G-III Apparel Group Ltd.*	9,600	469,344
Hanesbrands, Inc.	102,400	2,902,016
Kate Spade & Co.*	29,900	763,048

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
lululemon athletica, Inc.*	27,100	$1,834,941
Michael Kors Holdings Ltd.*	43,500	2,477,760
NIKE, Inc., Class B	321,520	19,763,834
PVH Corp.	20,781	2,058,566
Ralph Lauren Corp.	15,370	1,479,516
Skechers USA, Inc., Class A*	30,600	931,770
Steven Madden Ltd.*	9,202	340,842
Under Armour, Inc., Class A*	44,900	3,808,867
VF Corp.	82,300	5,329,748
Wolverine World Wide, Inc.	27,700	510,234

		48,121,381

Total Consumer Discretionary		705,919,587

Consumer Staples (9.1%)
Beverages (2.0%)
Boston Beer Co., Inc., Class A*	2,300	425,661
Brown-Forman Corp., Class A	6,700	714,823
Brown-Forman Corp., Class B	30,700	3,023,029
Coca-Cola Co.	929,740	43,130,639
Coca-Cola Enterprises, Inc.	58,300	2,958,142
Constellation Brands, Inc., Class A	39,000	5,892,510
Dr. Pepper Snapple Group, Inc.	46,010	4,114,214
Molson Coors Brewing Co., Class B	37,250	3,582,705
Monster Beverage Corp.*	36,700	4,895,046
PepsiCo, Inc.	349,990	35,866,975

		104,603,744

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	9,800	1,110,536
Costco Wholesale Corp.	104,050	16,396,199
CVS Health Corp.	270,110	28,018,510
Kroger Co.	238,620	9,127,215
PriceSmart, Inc.	4,600	389,068
Rite Aid Corp.*	254,100	2,070,915
Sprouts Farmers Market, Inc.*	37,300	1,083,192
Sysco Corp.	141,450	6,609,959
United Natural Foods, Inc.*	13,800	556,140
Walgreens Boots Alliance, Inc.	203,880	17,174,851
Wal-Mart Stores, Inc.	376,220	25,767,308
Whole Foods Market, Inc.	77,400	2,407,914

		110,711,807

Food Products (1.7%)
Archer-Daniels-Midland Co.	150,960	5,481,358
B&G Foods, Inc.	13,900	483,859
Bunge Ltd.	34,980	1,982,317
Campbell Soup Co.	41,300	2,634,527
ConAgra Foods, Inc.	103,050	4,598,091
Darling Ingredients, Inc.*	28,800	379,296
Dean Foods Co.	22,300	386,236
Flowers Foods, Inc.	47,400	875,004
General Mills, Inc.	143,800	9,109,730
Hain Celestial Group, Inc.*	25,800	1,055,478
Hershey Co.	35,250	3,246,172
Hormel Foods Corp.	64,600	2,793,304
Ingredion, Inc.	17,300	1,847,467
J&J Snack Foods Corp.	2,800	303,184
J.M. Smucker Co.	29,127	3,781,850
Kellogg Co.	60,200	4,608,310
Kraft Heinz Co.	141,036	11,079,788
Lancaster Colony Corp.	4,500	497,565
McCormick & Co., Inc. (Non-Voting)	30,250	3,009,270
Mead Johnson Nutrition Co.	44,000	3,738,680
Mondelez International, Inc., Class A	385,710	15,474,685
Pinnacle Foods, Inc.	28,400	1,268,912
Post Holdings, Inc.*	14,800	1,017,796
Sanderson Farms, Inc.	5,300	477,954
Seaboard Corp.*	100	300,301
Snyder’s-Lance, Inc.	11,600	365,168
TreeHouse Foods, Inc.*	13,300	1,153,775
Tyson Foods, Inc., Class A	69,900	4,659,534
WhiteWave Foods Co.*	39,703	1,613,530

		88,223,141

Household Products (1.7%)
Church & Dwight Co., Inc.	34,300	3,161,774
Clorox Co.	33,450	4,216,707
Colgate-Palmolive Co.	213,920	15,113,448
Energizer Holdings, Inc.	16,450	666,389
Kimberly-Clark Corp.	88,600	11,917,586
Procter & Gamble Co.	643,280	52,948,377
Spectrum Brands Holdings, Inc.	6,200	677,536

		88,701,817

Personal Products (0.2%)
Avon Products, Inc.	8,100	38,961
Coty, Inc., Class A	20,200	562,166
Edgewell Personal Care Co.	16,450	1,324,718
Estee Lauder Cos., Inc., Class A	50,800	4,790,948
Herbalife Ltd.*	24,100	1,483,596
Nu Skin Enterprises, Inc., Class A	15,500	592,875

		8,793,264

Tobacco (1.4%)
Altria Group, Inc.	463,890	29,067,347
Philip Morris International, Inc.	366,430	35,950,447
Reynolds American, Inc.	200,044	10,064,214
Vector Group Ltd.	20,895	477,242

		75,559,250

Total Consumer Staples		476,593,023

Energy (6.1%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	16,900	135,200
Atwood Oceanics, Inc.	16,000	146,720
Baker Hughes, Inc.	104,384	4,575,151
Bristow Group, Inc.	7,100	134,332
Cameron International Corp.*	45,950	3,080,947
Dril-Quip, Inc.*	12,800	775,168
Ensco plc, Class A	57,000	591,090
Era Group, Inc.*	2,000	18,760
Exterran Corp.*	8,450	130,637
FMC Technologies, Inc.*	62,800	1,718,208
Forum Energy Technologies, Inc.*	6,700	88,440
Frank’s International N.V.	15,300	252,144
Halliburton Co.	208,830	7,459,408
Helix Energy Solutions Group, Inc.*	400	2,240
Helmerich & Payne, Inc.	28,600	1,679,392
McDermott International, Inc.*	42,800	175,052
Nabors Industries Ltd.	78,990	726,708
National Oilwell Varco, Inc.	96,680	3,006,748
Noble Corp. plc	58,900	609,615
North Atlantic Drilling Ltd.*	2,000	5,480
Oceaneering International, Inc.	24,600	817,704
Oil States International, Inc.*	7,200	226,944
Patterson-UTI Energy, Inc.	45,900	808,758
Rowan Cos., plc, Class A	43,300	697,130
Schlumberger Ltd.	302,455	22,306,056
SEACOR Holdings, Inc.*	1,500	81,675
Seadrill Ltd.*	100,300	330,990
Superior Energy Services, Inc.	42,271	566,009
Unit Corp.*	1,900	16,739
Weatherford International plc*	188,500	1,466,530

		52,629,975

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	121,580	5,661,981
Antero Resources Corp.*	13,800	343,206
Apache Corp.	91,780	4,479,782

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cabot Oil & Gas Corp.	108,700	$2,468,577
California Resources Corp.	97,318	100,238
Carrizo Oil & Gas, Inc.*	11,400	352,488
Cheniere Energy, Inc.*	61,700	2,087,311
Chesapeake Energy Corp.	137,210	565,305
Chevron Corp.	445,800	42,529,320
Cimarex Energy Co.	24,260	2,359,770
Cobalt International Energy, Inc.*	91,500	271,755
Columbia Pipeline Group, Inc.	94,600	2,374,460
Concho Resources, Inc.*	29,200	2,950,368
ConocoPhillips Co.	295,176	11,886,738
CONSOL Energy, Inc.	54,000	609,660
Continental Resources, Inc.*	20,200	613,272
CVR Energy, Inc.	7,900	206,190
Delek U.S. Holdings, Inc.	9,400	143,256
Denbury Resources, Inc.	91,659	203,483
Devon Energy Corp.	104,730	2,873,791
Diamondback Energy, Inc.*	15,300	1,180,854
Energen Corp.	20,400	746,436
EOG Resources, Inc.	130,700	9,486,206
EP Energy Corp., Class A*	28,200	127,464
EQT Corp.	37,300	2,508,798
Exxon Mobil Corp.#	986,265	82,441,891
GasLog Ltd.	4,000	38,960
Golar LNG Ltd.	21,900	393,543
Gulfport Energy Corp.*	22,300	631,982
Hess Corp.	62,520	3,291,678
HollyFrontier Corp.	53,732	1,897,814
Kinder Morgan, Inc.	434,571	7,761,438
Kosmos Energy Ltd.*	12,500	72,750
Laredo Petroleum, Inc.*	30,700	243,451
Marathon Oil Corp.	175,390	1,953,845
Marathon Petroleum Corp.	132,190	4,914,824
Matador Resources Co.*	18,100	343,176
Memorial Resource Development Corp.*	3,800	38,684
Murphy Oil Corp.	50,920	1,282,675
Newfield Exploration Co.*	35,850	1,192,012
Noble Energy, Inc.	104,228	3,273,801
Occidental Petroleum Corp.	186,960	12,793,673
ONEOK, Inc.	56,500	1,687,090
Parsley Energy, Inc., Class A*	18,700	422,620
PBF Energy, Inc., Class A	22,900	760,280
PDC Energy, Inc.*	9,900	588,555
Peabody Energy Corp.	5,246	12,171
Phillips 66	131,788	11,411,523
Pioneer Natural Resources Co.	37,250	5,242,565
QEP Resources, Inc.	53,400	753,474
Range Resources Corp.	44,350	1,436,053
Rice Energy, Inc.*	17,400	242,904
RSP Permian, Inc.*	15,600	453,024
Scorpio Tankers, Inc.	24,200	141,086
SemGroup Corp., Class A	9,800	219,520
SM Energy Co.	20,900	391,666
Southwestern Energy Co.*	95,550	771,088
Spectra Energy Corp.	158,800	4,859,280
Targa Resources Corp.	37,900	1,131,694
Teekay Corp.	10,600	91,796
Tesoro Corp.	29,810	2,563,958
Ultra Petroleum Corp.*	40,500	20,169
Valero Energy Corp.	113,930	7,307,470
Western Refining, Inc.	17,900	520,711
Whiting Petroleum Corp.*	46,995	375,020
Williams Cos., Inc.	183,800	2,953,666
World Fuel Services Corp.	17,900	869,582
WPX Energy, Inc.*	64,033	447,591

		265,371,462

Total Energy		318,001,437

Financials (17.1%)
Banks (5.2%)
Associated Banc-Corp	40,500	726,570
BancorpSouth, Inc.	31,550	672,330
Bank of America Corp.	2,489,992	33,664,692
Bank of Hawaii Corp.	12,700	867,156
Bank of the Ozarks, Inc.	17,400	730,278
BankUnited, Inc.	26,500	912,660
BB&T Corp.	187,101	6,224,850
BBCN Bancorp, Inc.	4,100	62,279
BOK Financial Corp.	6,050	330,451
Brookline Bancorp, Inc.	29,000	319,290
Cathay General Bancorp	21,630	612,778
CIT Group, Inc.	45,700	1,418,071
Citigroup, Inc.	719,372	30,033,781
Citizens Financial Group, Inc.	75,900	1,590,105
City Holding Co.	10,030	479,233
Columbia Banking System, Inc.	14,000	418,880
Comerica, Inc.	43,300	1,639,771
Commerce Bancshares, Inc./Missouri	24,079	1,082,351
Community Bank System, Inc.	8,900	340,069
Cullen/Frost Bankers, Inc.	17,300	953,403
CVB Financial Corp.	30,200	526,990
Eagle Bancorp, Inc.*	1,300	62,400
East West Bancorp, Inc.	39,500	1,282,960
F.N.B. Corp./Pennsylvania	48,700	633,587
FCB Financial Holdings, Inc., Class A*	2,500	83,150
Fifth Third Bancorp	197,150	3,290,433
First BanCorp/Puerto Rico*	6,100	17,812
First Busey Corp.	4,933	101,028
First Citizens BancShares, Inc./North Carolina, Class A	2,200	552,354
First Commonwealth Financial Corp.	9,900	87,714
First Financial Bankshares, Inc.	18,800	556,104
First Financial Corp./Indiana	9,800	335,258
First Horizon National Corp.	68,162	892,922
First Midwest Bancorp, Inc./Illinois	9,500	171,190
First Niagara Financial Group, Inc.	122,945	1,190,108
First Republic Bank/California	31,800	2,119,152
FirstMerit Corp.	47,495	999,770
Fulton Financial Corp.	42,300	565,974
Glacier Bancorp, Inc.	20,100	510,942
Great Western Bancorp, Inc.	7,200	196,344
Hancock Holding Co.	24,124	553,887
Hilltop Holdings, Inc.*	21,500	405,920
Home BancShares, Inc./Arkansas	10,900	446,355
Huntington Bancshares, Inc./Ohio	223,800	2,135,052
IBERIABANK Corp.	8,400	430,668
Independent Bank Corp./Massachusetts	100	4,596
International Bancshares Corp.	17,600	434,016
Investors Bancorp, Inc.	92,965	1,082,113
JPMorgan Chase & Co.	879,825	52,103,237
KeyCorp	224,100	2,474,064
M&T Bank Corp.	38,057	4,224,327
MB Financial, Inc.	13,100	425,095
National Penn Bancshares, Inc.	30,500	324,520
NBT Bancorp, Inc.	15,800	425,810
Old National Bancorp/Indiana	23,600	287,684
PacWest Bancorp	26,596	988,041
People’s United Financial, Inc.	74,200	1,182,006
Pinnacle Financial Partners, Inc.	10,500	515,130

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc.	126,018	$10,657,342
Popular, Inc.	38,050	1,088,611
PrivateBancorp, Inc.	18,000	694,800
Prosperity Bancshares, Inc.	15,900	737,601
Regions Financial Corp.	355,100	2,787,535
S&T Bancorp, Inc.	11,700	301,392
Signature Bank/New York*	12,100	1,647,052
Simmons First National Corp., Class A	200	9,014
South State Corp.	5,900	378,957
Sterling Bancorp/Delaware	28,800	458,784
SunTrust Banks, Inc./Georgia	122,950	4,436,036
SVB Financial Group*	13,400	1,367,470
Synovus Financial Corp.	42,300	1,222,893
Talmer Bancorp, Inc., Class A	3,900	70,551
TCF Financial Corp.	56,950	698,207
Texas Capital Bancshares, Inc.*	12,000	460,560
Tompkins Financial Corp.	8,739	559,296
Towne Bank/Virginia	16,379	314,313
Trustmark Corp.	11,650	268,300
U.S. Bancorp	397,190	16,121,942
UMB Financial Corp.	10,600	547,278
Umpqua Holdings Corp.	44,690	708,783
United Bankshares, Inc./West Virginia	14,100	517,470
United Community Banks, Inc./Georgia	4,800	88,656
Valley National Bancorp	71,829	685,249
Webster Financial Corp.	25,700	922,630
Wells Fargo & Co.	1,104,619	53,419,375
WesBanco, Inc.	13,900	412,969
Westamerica Bancorp	1,900	92,549
Western Alliance Bancorp*	20,800	694,304
Wintrust Financial Corp.	11,500	509,910
Zions Bancorp	49,600	1,200,816

		269,778,356

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	13,740	2,231,376
Ameriprise Financial, Inc.	42,960	4,038,670
Artisan Partners Asset Management, Inc., Class A	6,200	191,208
Associated Capital Group, Inc., Class A*	6,600	184,932
Bank of New York Mellon Corp.	272,950	10,052,748
BGC Partners, Inc., Class A	24,400	220,820
BlackRock, Inc.	30,510	10,390,791
Charles Schwab Corp.	283,734	7,950,227
Cohen & Steers, Inc.	11,400	443,688
E*TRADE Financial Corp.*	68,710	1,682,708
Eaton Vance Corp.	34,740	1,164,485
Evercore Partners, Inc., Class A	8,400	434,700
Federated Investors, Inc., Class B	23,300	672,205
Financial Engines, Inc.	13,900	436,877
Franklin Resources, Inc.	94,390	3,685,929
GAMCO Investors, Inc., Class A	6,600	244,596
Goldman Sachs Group, Inc.	102,400	16,074,752
HFF, Inc., Class A	2,400	66,072
Interactive Brokers Group, Inc., Class A	14,040	552,053
Invesco Ltd.	112,700	3,467,779
Janus Capital Group, Inc.	31,300	457,919
KCG Holdings, Inc., Class A*	7,700	92,015
Lazard Ltd., Class A	34,700	1,346,360
Legg Mason, Inc.	30,750	1,066,410
LPL Financial Holdings, Inc.	22,800	565,440
Moelis & Co., Class A	3,200	90,336
Morgan Stanley	363,473	9,090,460
Northern Trust Corp.	58,450	3,809,186
NorthStar Asset Management Group, Inc.	48,550	551,042
OM Asset Management plc	5,900	78,765
Piper Jaffray Cos.*	5,600	277,536
Raymond James Financial, Inc.	37,500	1,785,375
SEI Investments Co.	33,650	1,448,633
State Street Corp.	100,150	5,860,778
Stifel Financial Corp.*	15,339	454,034
T. Rowe Price Group, Inc.	66,280	4,868,929
TD Ameritrade Holding Corp.	67,936	2,142,022
Virtu Financial, Inc., Class A	9,700	214,467
Waddell & Reed Financial, Inc., Class A	23,920	563,077
WisdomTree Investments, Inc.	27,400	313,182

		99,262,582

Consumer Finance (0.7%)
Ally Financial, Inc.*	117,200	2,193,984
American Express Co.	210,256	12,909,718
Capital One Financial Corp.	132,970	9,216,151
Credit Acceptance Corp.*	1,900	344,945
Discover Financial Services	107,670	5,482,556
LendingClub Corp.*	33,500	278,050
Navient Corp.	117,584	1,407,481
Nelnet, Inc., Class A	1,900	74,803
OneMain Holdings, Inc.*	11,300	309,959
PRA Group, Inc.*	17,400	511,386
Santander Consumer USA Holdings, Inc.*	21,800	228,682
SLM Corp.*	117,584	747,834
Synchrony Financial*	198,800	5,697,608

		39,403,157

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	440,985	62,566,952
CBOE Holdings, Inc.	20,100	1,313,133
CME Group, Inc./Illinois	78,165	7,507,748
FactSet Research Systems, Inc.	10,000	1,515,300
FNFV Group*	16,060	174,251
Intercontinental Exchange, Inc.	27,078	6,367,121
Leucadia National Corp.	91,388	1,477,744
MarketAxess Holdings, Inc.	10,860	1,355,654
McGraw Hill Financial, Inc.	64,530	6,387,179
Moody’s Corp.	44,250	4,272,780
Morningstar, Inc.	3,200	282,464
MSCI, Inc.	28,834	2,136,023
Nasdaq, Inc.	29,600	1,964,848
On Deck Capital, Inc.*	2,800	21,812
Voya Financial, Inc.	55,700	1,658,189

		99,001,198

Insurance (2.9%)
Aflac, Inc.	105,550	6,664,427
Alleghany Corp.*	3,854	1,912,355
Allied World Assurance Co. Holdings AG	25,640	895,862
Allstate Corp.	91,640	6,173,787
American Equity Investment Life Holding Co.	17,400	292,320
American Financial Group, Inc./Ohio	16,830	1,184,327
American International Group, Inc.	292,636	15,816,976
American National Insurance Co.	4,000	462,000
AmTrust Financial Services, Inc.	18,600	481,368
Aon plc	69,278	7,236,087
Arch Capital Group Ltd.*	29,800	2,118,780
Argo Group International Holdings Ltd.	2,000	114,780
Arthur J. Gallagher & Co.	39,500	1,756,960
Aspen Insurance Holdings Ltd.	18,170	866,709

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	17,600	$1,357,840
Assured Guaranty Ltd.	33,400	845,020
Axis Capital Holdings Ltd.	25,170	1,395,928
Brown & Brown, Inc.	35,300	1,263,740
Chubb Ltd.	109,644	13,064,083
Cincinnati Financial Corp.	39,820	2,602,635
CNA Financial Corp.	9,600	308,928
CNO Financial Group, Inc.	59,300	1,062,656
Endurance Specialty Holdings Ltd.	15,428	1,008,065
Enstar Group Ltd.*	900	146,322
Erie Indemnity Co., Class A	5,900	548,641
Everest Reinsurance Group Ltd.	12,500	2,467,875
FBL Financial Group, Inc., Class A	1,100	67,672
First American Financial Corp.	26,400	1,006,104
FNF Group	78,189	2,650,607
Genworth Financial, Inc., Class A*	49,900	136,227
Hanover Insurance Group, Inc.	10,690	964,452
Hartford Financial Services Group, Inc.	105,010	4,838,861
Horace Mann Educators Corp.	3,000	95,070
Kemper Corp.	12,000	354,840
Lincoln National Corp.	60,250	2,361,800
Loews Corp.	75,092	2,873,020
Markel Corp.*	3,460	3,084,832
Marsh & McLennan Cos., Inc.	126,950	7,717,290
Mercury General Corp.	2,500	138,750
MetLife, Inc.	225,960	9,928,682
National General Holdings Corp.	4,400	94,996
Old Republic International Corp.	71,894	1,314,222
OneBeacon Insurance Group Ltd., Class A	18,600	236,778
Primerica, Inc.	14,700	654,591
Principal Financial Group, Inc.	76,600	3,021,870
ProAssurance Corp.	19,000	961,400
Progressive Corp.	138,400	4,863,376
Prudential Financial, Inc.	107,931	7,794,777
Reinsurance Group of America, Inc.	19,910	1,916,337
RenaissanceReinsurance Holdings Ltd.	13,160	1,576,963
RLI Corp.	16,280	1,088,481
Selective Insurance Group, Inc.	13,700	501,557
Third Point Reinsurance Ltd.*	5,500	62,535
Torchmark Corp.	32,605	1,765,887
Travelers Cos., Inc.	69,570	8,119,515
Unum Group	59,400	1,836,648
Validus Holdings Ltd.	24,958	1,177,768
W. R. Berkley Corp.	27,100	1,523,020
White Mountains Insurance Group Ltd.	1,700	1,364,420
XL Group plc	73,270	2,696,336

		150,838,155

Real Estate Investment Trusts (REITs) (4.3%)
Acadia Realty Trust (REIT)	17,000	597,210
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,679,647
American Assets Trust, Inc. (REIT)	2,000	79,840
American Campus Communities, Inc. (REIT)	28,300	1,332,647
American Capital Agency Corp. (REIT)	95,100	1,771,713
American Homes 4 Rent (REIT), Class A	30,400	483,360
American Tower Corp. (REIT)	100,100	10,247,237
Annaly Capital Management, Inc. (REIT)	250,458	2,569,699
Apartment Investment & Management Co. (REIT), Class A	43,188	1,806,122
Apple Hospitality REIT, Inc. (REIT)	45,300	897,393
AvalonBay Communities, Inc. (REIT)	31,249	5,943,560
Boston Properties, Inc. (REIT)	37,870	4,812,520
Brandywine Realty Trust (REIT)	51,000	715,530
Brixmor Property Group, Inc. (REIT)	42,100	1,078,602
Camden Property Trust (REIT)	24,880	2,092,159
Capstead Mortgage Corp. (REIT)	8,600	85,054
Care Capital Properties, Inc. (REIT)	21,244	570,189
CBL & Associates Properties, Inc. (REIT)	47,891	569,903
Chesapeake Lodging Trust (REIT)	13,900	367,794
Chimera Investment Corp. (REIT)	72,140	980,383
Colony Capital, Inc. (REIT), Class A	19,100	320,307
Columbia Property Trust, Inc. (REIT)	32,600	716,874
Communications Sales & Leasing, Inc. (REIT)	31,402	698,694
CoreSite Realty Corp. (REIT)	3,200	224,032
Corporate Office Properties Trust (REIT)	24,809	650,988
Corrections Corp. of America (REIT)	34,743	1,113,513
Cousins Properties, Inc. (REIT)	51,713	536,781
Crown Castle International Corp. (REIT)	80,550	6,967,575
CubeSmart (REIT)	39,700	1,322,010
CyrusOne, Inc. (REIT)	16,000	730,400
CYS Investments, Inc. (REIT)	37,400	304,436
DCT Industrial Trust, Inc. (REIT)	22,850	901,889
DDR Corp. (REIT)	84,708	1,506,955
DiamondRock Hospitality Co. (REIT)	58,300	589,996
Digital Realty Trust, Inc. (REIT)	37,589	3,326,251
Douglas Emmett, Inc. (REIT)	37,000	1,114,070
Duke Realty Corp. (REIT)	84,800	1,911,392
DuPont Fabros Technology, Inc. (REIT)	11,800	478,254
EastGroup Properties, Inc. (REIT)	10,300	621,811
Education Realty Trust, Inc. (REIT)	13,400	557,440
Empire State Realty Trust, Inc. (REIT), Class A	27,100	475,063
EPR Properties (REIT)	14,840	988,641
Equinix, Inc. (REIT)	16,138	5,336,998
Equity Commonwealth (REIT)*	33,000	931,260
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,585,514
Equity One, Inc. (REIT)	14,700	421,302
Equity Residential (REIT)	87,787	6,586,659
Essex Property Trust, Inc. (REIT)	15,977	3,736,381
Extra Space Storage, Inc. (REIT)	33,000	3,084,180
Federal Realty Investment Trust (REIT)	17,380	2,712,149
First Industrial Realty Trust, Inc. (REIT)	29,500	670,830
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,069,263
Four Corners Property Trust, Inc. (REIT)	15,146	271,871
Gaming and Leisure Properties, Inc. (REIT)	30,730	950,172
General Growth Properties, Inc. (REIT)	144,807	4,305,112
Geo Group, Inc. (REIT)	24,883	862,694
Government Properties Income Trust (REIT)	18,800	335,580
Gramercy Property Trust (REIT)	99,200	838,240
Hatteras Financial Corp. (REIT)	19,300	275,990

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
HCP, Inc. (REIT)	114,997	$3,746,602
Healthcare Realty Trust, Inc. (REIT)	23,600	729,004
Healthcare Trust of America, Inc. (REIT), Class A	30,900	909,078
Highwoods Properties, Inc. (REIT)	29,530	1,411,829
Hospitality Properties Trust (REIT)	43,400	1,152,704
Host Hotels & Resorts, Inc. (REIT)	199,613	3,333,537
Hudson Pacific Properties, Inc. (REIT)	16,300	471,396
Invesco Mortgage Capital, Inc. (REIT)	24,500	298,410
Investors Real Estate Trust (REIT)	3,600	26,136
Iron Mountain, Inc. (REIT)	56,801	1,926,122
iStar, Inc. (REIT)*	7,600	73,416
Kilroy Realty Corp. (REIT)	21,800	1,348,766
Kimco Realty Corp. (REIT)	101,522	2,921,803
Kite Realty Group Trust (REIT)	20,300	562,513
Ladder Capital Corp. (REIT)	27,988	348,451
Lamar Advertising Co. (REIT), Class A	21,400	1,316,100
LaSalle Hotel Properties (REIT)	26,100	660,591
Lexington Realty Trust (REIT)	45,500	391,300
Liberty Property Trust (REIT)	38,452	1,286,604
Macerich Co. (REIT)	39,484	3,128,712
Mack-Cali Realty Corp. (REIT)	25,239	593,116
Medical Properties Trust, Inc. (REIT)	42,800	555,544
MFA Financial, Inc. (REIT)	120,050	822,342
Mid-America Apartment Communities, Inc. (REIT)	19,716	2,015,172
Monogram Residential Trust, Inc. (REIT)	10,100	99,586
National Health Investors, Inc. (REIT)	7,000	465,640
National Retail Properties, Inc. (REIT)	38,290	1,768,998
New Residential Investment Corp. (REIT)	48,750	566,962
New York REIT, Inc. (REIT)	45,900	463,590
NorthStar Realty Europe Corp. (REIT)	14,075	163,270
NorthStar Realty Finance Corp. (REIT)	42,225	553,992
Omega Healthcare Investors, Inc. (REIT)	44,440	1,568,732
Outfront Media, Inc. (REIT)	34,770	733,647
Paramount Group, Inc. (REIT)	37,600	599,720
Parkway Properties, Inc. (REIT)	13,800	216,108
Pebblebrook Hotel Trust (REIT)	16,400	476,748
Pennsylvania Real Estate Investment Trust (REIT)	5,000	109,250
PennyMac Mortgage Investment Trust (REIT)	4,800	65,472
Physicians Realty Trust (REIT)	25,600	475,648
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	698,664
Post Properties, Inc. (REIT)	18,200	1,087,268
Potlatch Corp. (REIT)	6,000	189,000
Prologis, Inc. (REIT)	126,164	5,573,926
PS Business Parks, Inc. (REIT)	4,300	432,193
Public Storage (REIT)	34,502	9,516,687
QTS Realty Trust, Inc. (REIT), Class A	8,000	379,040
Ramco-Gershenson Properties Trust (REIT)	5,200	93,756
Rayonier, Inc. (REIT)	40,425	997,689
Realty Income Corp. (REIT)	60,028	3,752,350
Redwood Trust, Inc. (REIT)	12,600	164,808
Regency Centers Corp. (REIT)	23,586	1,765,412
Retail Opportunity Investments Corp. (REIT)	23,800	478,856
Retail Properties of America, Inc. (REIT), Class A	61,600	976,360
RLJ Lodging Trust (REIT)	33,200	759,616
Ryman Hospitality Properties, Inc. (REIT)	10,751	553,461
Sabra Health Care REIT, Inc. (REIT)	14,700	295,323
Select Income REIT (REIT)	8,300	191,315
Senior Housing Properties Trust (REIT)	54,290	971,248
Simon Property Group, Inc. (REIT)	75,059	15,589,004
SL Green Realty Corp. (REIT)	24,000	2,325,120
Sovran Self Storage, Inc. (REIT)	9,300	1,096,935
Spirit Realty Capital, Inc. (REIT)	104,667	1,177,504
STAG Industrial, Inc. (REIT)	4,300	87,548
Starwood Property Trust, Inc. (REIT)	57,200	1,082,796
STORE Capital Corp. (REIT)	17,400	450,312
Summit Hotel Properties, Inc. (REIT)	5,600	67,032
Sun Communities, Inc. (REIT)	12,300	880,803
Sunstone Hotel Investors, Inc. (REIT)	55,458	776,412
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	1,073,505
Taubman Centers, Inc. (REIT)	14,800	1,054,204
Two Harbors Investment Corp. (REIT)	86,200	684,428
UDR, Inc. (REIT)	62,836	2,421,071
Urban Edge Properties (REIT)	23,923	618,170
Ventas, Inc. (REIT)	78,079	4,915,854
VEREIT, Inc. (REIT)	236,500	2,097,755
Vornado Realty Trust (REIT)	47,847	4,518,192
Washington Real Estate Investment Trust (REIT)	13,470	393,459
Weingarten Realty Investors (REIT)	36,986	1,387,715
Welltower, Inc. (REIT)	83,317	5,777,201
Weyerhaeuser Co. (REIT)	189,635	5,874,905
WP Carey, Inc. (REIT)	25,900	1,612,016
WP Glimcher, Inc. (REIT)	50,150	475,924
Xenia Hotels & Resorts, Inc. (REIT)	21,200	331,144

		222,714,721

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	11,480	421,086
CBRE Group, Inc., Class A*	79,250	2,283,985
Howard Hughes Corp.*	11,200	1,185,968
Jones Lang LaSalle, Inc.	12,100	1,419,572
Kennedy-Wilson Holdings, Inc.	22,600	494,940
Realogy Holdings Corp.*	34,100	1,231,351
RMR Group, Inc., Class A*	671	16,782
St. Joe Co.*	5,200	89,180

		7,142,864

Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	20,500	324,720
Bank Mutual Corp.	29,400	222,558
Beneficial Bancorp, Inc.*	31,416	430,085
BofI Holding, Inc.*	14,800	315,832
Capitol Federal Financial, Inc.	40,986	543,474
Dime Community Bancshares, Inc.	24,800	436,976
Essent Group Ltd.*	12,000	249,600
EverBank Financial Corp.	14,600	220,314
Kearny Financial Corp.	35,632	440,055
MGIC Investment Corp.*	75,800	581,386
Nationstar Mortgage Holdings, Inc.*	8,000	79,200
New York Community Bancorp, Inc.	108,550	1,725,945
Northwest Bancshares, Inc.	22,100	298,571
Radian Group, Inc.	50,400	624,960

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TrustCo Bank Corp.	15,200	$92,112
Washington Federal, Inc.	23,100	523,215

		7,109,003

Total Financials		895,250,036

Health Care (13.6%)
Biotechnology (2.7%)
ACADIA Pharmaceuticals, Inc.*	22,600	631,896
Achillion Pharmaceuticals, Inc.*	49,600	382,912
Acorda Therapeutics, Inc.*	8,500	224,825
Aegerion Pharmaceuticals, Inc.*	3,700	13,690
Agenus, Inc.*	22,800	94,848
Alder Biopharmaceuticals, Inc.*	8,100	198,369
Alexion Pharmaceuticals, Inc.*	52,253	7,274,663
Alkermes plc*	37,600	1,285,544
Alnylam Pharmaceuticals, Inc.*	17,900	1,123,583
AMAG Pharmaceuticals, Inc.*	7,400	173,160
Amgen, Inc.	179,839	26,963,261
Amicus Therapeutics, Inc.*	22,900	193,505
Anacor Pharmaceuticals, Inc.*	9,900	529,155
Arena Pharmaceuticals, Inc.*	66,800	131,596
ARIAD Pharmaceuticals, Inc.*	49,900	318,861
Baxalta, Inc.	133,480	5,392,592
BioCryst Pharmaceuticals, Inc.*	10,800	30,564
Biogen, Inc.*	53,060	13,812,579
BioMarin Pharmaceutical, Inc.*	39,500	3,257,960
Bluebird Bio, Inc.*	8,000	340,000
Blueprint Medicines Corp.*	700	12,635
Celgene Corp.*	188,938	18,910,804
Celldex Therapeutics, Inc.*	27,100	102,438
Cepheid, Inc.*	14,400	480,384
Chimerix, Inc.*	10,000	51,100
Clovis Oncology, Inc.*	6,700	128,640
Eagle Pharmaceuticals, Inc.*	3,500	141,750
Emergent BioSolutions, Inc.*	2,700	98,145
Enanta Pharmaceuticals, Inc.*	2,400	70,488
Esperion Therapeutics, Inc.*	5,600	94,696
Exact Sciences Corp.*	29,500	198,830
Exelixis, Inc.*	72,200	288,800
FibroGen, Inc.*	10,500	223,545
Genomic Health, Inc.*	9,100	225,407
Gilead Sciences, Inc.	327,691	30,101,695
Halozyme Therapeutics, Inc.*	25,700	243,379
Heron Therapeutics, Inc.*	13,500	256,365
ImmunoGen, Inc.*	18,500	157,620
Incyte Corp.*	37,700	2,732,119
Insys Therapeutics, Inc.*	9,600	153,504
Intercept Pharmaceuticals, Inc.*	3,200	411,104
Intrexon Corp.*	10,900	369,401
Ionis Pharmaceuticals, Inc.*	31,900	1,291,950
Ironwood Pharmaceuticals, Inc.*	22,200	242,868
Juno Therapeutics, Inc.*	7,900	300,911
Karyopharm Therapeutics, Inc.*	10,700	95,444
Keryx Biopharmaceuticals, Inc.*	30,700	143,369
Kite Pharma, Inc.*	7,200	330,552
Ligand Pharmaceuticals, Inc.*	3,500	374,815
Medivation, Inc.*	41,200	1,894,376
Merrimack Pharmaceuticals, Inc.*	10,500	87,885
MiMedx Group, Inc.*	10,200	89,148
Momenta Pharmaceuticals, Inc.*	11,700	108,108
Myriad Genetics, Inc.*	25,650	960,080
Neurocrine Biosciences, Inc.*	18,900	747,495
NewLink Genetics Corp.*	4,200	76,440
Northwest Biotherapeutics, Inc.*	1,800	2,628
Novavax, Inc.*	59,200	305,472
Ophthotech Corp.*	3,000	126,810
OPKO Health, Inc.*	85,025	883,410
OvaScience, Inc.*	2,000	18,980
PDL BioPharma, Inc.	58,500	194,805
Portola Pharmaceuticals, Inc.*	11,200	228,480
Prothena Corp. plc*	5,500	226,380
PTC Therapeutics, Inc.*	6,000	38,640
Puma Biotechnology, Inc.*	6,100	179,157
Radius Health, Inc.*	6,900	216,936
Regeneron Pharmaceuticals, Inc.*	18,600	6,704,184
Repligen Corp.*	3,700	99,234
Retrophin, Inc.*	7,300	99,718
Sage Therapeutics, Inc.*	5,900	189,154
Sarepta Therapeutics, Inc.*	11,700	228,384
Seattle Genetics, Inc.*	23,100	810,579
Spark Therapeutics, Inc.*	2,500	73,775
Synergy Pharmaceuticals, Inc.*	55,500	153,180
TESARO, Inc.*	4,300	189,329
TG Therapeutics, Inc.*	400	3,408
Ultragenyx Pharmaceutical, Inc.*	8,700	550,797
United Therapeutics Corp.*	13,000	1,448,590
Vertex Pharmaceuticals, Inc.*	60,700	4,825,043
ZIOPHARM Oncology, Inc.*	37,668	279,497

		142,646,423

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.	3,300	149,787
Abbott Laboratories	357,550	14,956,316
ABIOMED, Inc.*	9,900	938,619
Alere, Inc.*	21,250	1,075,462
Align Technology, Inc.*	21,700	1,577,373
Analogic Corp.	1,200	94,812
Baxter International, Inc.	133,480	5,483,358
Becton Dickinson and Co.	50,950	7,735,229
Boston Scientific Corp.*	319,300	6,006,033
C.R. Bard, Inc.	19,480	3,948,012
Cantel Medical Corp.	8,150	581,584
Cooper Cos., Inc.	11,800	1,816,846
Dentsply Sirona, Inc.	63,480	3,912,286
DexCom, Inc.*	20,100	1,364,991
Edwards Lifesciences Corp.*	51,200	4,516,352
Globus Medical, Inc., Class A*	14,100	334,875
Greatbatch, Inc.*	8,600	306,504
Halyard Health, Inc.*	7,975	229,122
HeartWare International, Inc.*	4,300	135,106
Hill-Rom Holdings, Inc.	14,830	745,949
Hologic, Inc.*	62,600	2,159,700
ICU Medical, Inc.*	1,500	156,150
IDEXX Laboratories, Inc.*	22,600	1,770,032
Inogen, Inc.*	2,300	103,454
Insulet Corp.*	13,900	460,924
Integra LifeSciences Holdings Corp.*	7,300	491,728
Intuitive Surgical, Inc.*	9,300	5,589,765
LivaNova plc*	8,600	464,228
Masimo Corp.*	13,200	552,288
Medtronic plc	339,385	25,453,875
Meridian Bioscience, Inc.	16,100	331,821
Natus Medical, Inc.*	2,600	99,918
Neogen Corp.*	9,900	498,465
Nevro Corp.*	5,600	315,056
NuVasive, Inc.*	12,950	630,018
Nuvectra Corp.*	2,867	15,509
ResMed, Inc.	34,700	2,006,354
Rockwell Medical, Inc.*	2,600	19,526
Spectranetics Corp.*	5,800	84,216
St. Jude Medical, Inc.	68,400	3,762,000
STERIS plc	20,360	1,446,578
Stryker Corp.	79,870	8,569,252
Teleflex, Inc.	10,900	1,711,409

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Varian Medical Systems, Inc.*	27,110	$2,169,342
West Pharmaceutical Services, Inc.	23,000	1,594,360
Wright Medical Group N.V.*	21,955	364,453
Zeltiq Aesthetics, Inc.*	7,700	209,132
Zimmer Biomet Holdings, Inc.	42,400	4,521,112

		121,459,281

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	14,500	799,095
Adeptus Health, Inc., Class A*	2,200	122,188
Aetna, Inc.	84,997	9,549,413
Air Methods Corp.*	8,000	289,760
Amedisys, Inc.*	3,700	178,858
AmerisourceBergen Corp.	48,600	4,206,330
AMN Healthcare Services, Inc.*	5,800	194,938
Amsurg Corp.*	10,200	760,920
Anthem, Inc.	64,080	8,906,479
Brookdale Senior Living, Inc.*	50,735	805,672
Cardinal Health, Inc.	79,800	6,539,610
Centene Corp.*	42,825	2,636,716
Chemed Corp.	4,200	568,890
Cigna Corp.	62,640	8,596,714
Community Health Systems, Inc.*	33,267	615,772
DaVita HealthCare Partners, Inc.*	45,900	3,368,142
Diplomat Pharmacy, Inc.*	6,000	164,400
Envision Healthcare Holdings, Inc.*	45,200	922,080
Express Scripts Holding Co.*	162,251	11,145,021
HCA Holdings, Inc.*	78,000	6,087,900
HealthEquity, Inc.*	5,400	133,218
HealthSouth Corp.	24,800	933,224
Henry Schein, Inc.*	19,750	3,409,442
Humana, Inc.	36,400	6,659,380
Kindred Healthcare, Inc.	27,300	337,155
Laboratory Corp. of America Holdings*	24,435	2,862,072
LifePoint Health, Inc.*	14,250	986,812
Magellan Health, Inc.*	6,900	468,717
McKesson Corp.	56,780	8,928,655
MEDNAX, Inc.*	22,740	1,469,459
Molina Healthcare, Inc.*	12,900	831,921
Owens & Minor, Inc.	15,050	608,321
Patterson Cos., Inc.	27,600	1,284,228
PharMerica Corp.*	11,870	262,446
Premier, Inc., Class A*	12,400	413,664
Quest Diagnostics, Inc.	38,630	2,760,113
Select Medical Holdings Corp.*	28,400	335,404
Team Health Holdings, Inc.*	19,500	815,295
Tenet Healthcare Corp.*	31,275	904,786
UnitedHealth Group, Inc.	224,520	28,940,628
Universal American Corp.	30,800	219,912
Universal Health Services, Inc., Class B	23,080	2,878,538
VCA, Inc.*	23,650	1,364,368
WellCare Health Plans, Inc.*	10,400	964,600

		135,231,256

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	851,384
athenahealth, Inc.*	9,100	1,262,898
Castlight Health, Inc., Class B*	28,700	95,571
Cerner Corp.*	76,700	4,062,032
HMS Holdings Corp.*	28,800	413,280
IMS Health Holdings, Inc.*	32,500	862,875
Inovalon Holdings, Inc., Class A*	10,900	201,868
Medidata Solutions, Inc.*	13,600	526,456
Quality Systems, Inc.	6,500	99,060
Veeva Systems, Inc., Class A*	11,500	287,960

		8,663,384

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	86,230	3,436,265
Bio-Rad Laboratories, Inc., Class A*	5,100	697,272
Bio-Techne Corp.	11,450	1,082,254
Bruker Corp.	27,900	781,200
Cambrex Corp.*	3,400	149,600
Charles River Laboratories International, Inc.*	12,250	930,265
Illumina, Inc.*	35,900	5,819,749
INC Research Holdings, Inc., Class A*	3,700	152,477
Mettler-Toledo International, Inc.*	7,200	2,482,272
PAREXEL International Corp.*	14,570	913,976
PerkinElmer, Inc.	27,500	1,360,150
PRA Health Sciences, Inc.*	2,200	94,072
QIAGEN N.V.*	59,200	1,322,528
Quintiles Transnational Holdings, Inc.*	19,300	1,256,430
Thermo Fisher Scientific, Inc.	93,850	13,288,222
VWR Corp.*	11,600	313,896
Waters Corp.*	21,500	2,836,280

		36,916,908

Pharmaceuticals (5.1%)
AbbVie, Inc.	397,504	22,705,428
Akorn, Inc.*	16,200	381,186
Allergan plc*	92,562	24,809,393
ANI Pharmaceuticals, Inc.*	3,000	100,980
Bristol-Myers Squibb Co.	395,230	25,247,292
Catalent, Inc.*	20,400	544,068
Cempra, Inc.*	6,800	119,136
Depomed, Inc.*	12,200	169,946
Eli Lilly & Co.	236,010	16,995,080
Endo International plc*	50,254	1,414,650
Impax Laboratories, Inc.*	17,900	573,158
Innoviva, Inc.	17,500	220,325
Intersect ENT, Inc.*	4,900	93,100
Jazz Pharmaceuticals plc*	15,500	2,023,525
Johnson & Johnson	657,460	71,137,172
Lannett Co., Inc.*	9,600	172,128
Mallinckrodt plc*	28,292	1,733,734
Medicines Co.*	11,200	355,824
Merck & Co., Inc.	669,790	35,438,589
Mylan N.V.*	102,250	4,739,288
Nektar Therapeutics*	37,000	508,750
Omeros Corp.*	6,000	92,040
Pacira Pharmaceuticals, Inc.*	7,500	397,350
Perrigo Co. plc	35,600	4,554,308
Pfizer, Inc.	1,452,517	43,052,604
Prestige Brands Holdings, Inc.*	14,500	774,155
Relypsa, Inc.*	4,100	55,555
Revance Therapeutics, Inc.*	2,900	50,634
Sucampo Pharmaceuticals, Inc., Class A*	5,100	55,743
Supernus Pharmaceuticals, Inc.*	17,600	268,400
TherapeuticsMD, Inc.*	13,200	84,480
Zoetis, Inc.	118,300	5,244,239

		264,112,260

Total Health Care		709,029,512

Industrials (10.8%)
Aerospace & Defense (2.4%)
American Science & Engineering, Inc.	3,600	99,684
B/E Aerospace, Inc.	27,460	1,266,455
Boeing Co.	164,700	20,907,018
BWX Technologies, Inc.	25,200	845,712
Cubic Corp.	2,000	79,920

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Curtiss-Wright Corp.	12,700	$961,009
DigitalGlobe, Inc.*	8,400	145,320
Esterline Technologies Corp.*	11,300	723,991
General Dynamics Corp.	65,070	8,548,246
HEICO Corp.	10,293	618,918
HEICO Corp., Class A	9,700	461,720
Hexcel Corp.	29,600	1,293,816
Honeywell International, Inc.	184,900	20,718,045
Huntington Ingalls Industries, Inc.	12,700	1,739,138
KLX, Inc.*	13,730	441,282
L-3 Communications Holdings, Inc.	22,470	2,662,695
Lockheed Martin Corp.	65,160	14,432,940
Moog, Inc., Class A*	12,000	548,160
Northrop Grumman Corp.	43,150	8,539,385
Orbital ATK, Inc.	14,569	1,266,629
Raytheon Co.	74,290	9,110,183
Rockwell Collins, Inc.	32,150	2,964,552
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,492,344
Teledyne Technologies, Inc.*	8,700	766,818
Textron, Inc.	70,800	2,581,368
TransDigm Group, Inc.*	13,050	2,875,437
Triumph Group, Inc.	12,400	390,352
United Technologies Corp.	197,340	19,753,734

		126,234,871

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	35,000	2,598,050
Expeditors International of Washington, Inc.	48,800	2,381,928
FedEx Corp.	69,050	11,235,816
United Parcel Service, Inc., Class B	169,250	17,850,798
XPO Logistics, Inc.*	13,500	414,450

		34,481,042

Airlines (0.7%)
Alaska Air Group, Inc.	31,500	2,583,630
Allegiant Travel Co.	4,000	712,240
American Airlines Group, Inc.	149,100	6,114,591
Copa Holdings S.A., Class A	7,800	528,450
Delta Air Lines, Inc.	198,650	9,670,282
Hawaiian Holdings, Inc.*	11,300	533,247
JetBlue Airways Corp.*	69,900	1,476,288
Southwest Airlines Co.	162,600	7,284,480
Spirit Airlines, Inc.*	17,100	820,458
United Continental Holdings, Inc.*	84,840	5,078,522
Virgin America, Inc.*	6,800	262,208

		35,064,396

Building Products (0.2%)
A.O. Smith Corp.	19,000	1,449,890
Allegion plc	28,166	1,794,456
Armstrong World Industries, Inc.*	8,100	391,797
Fortune Brands Home & Security, Inc.	37,950	2,126,718
Lennox International, Inc.	11,010	1,488,442
Masco Corp.	87,400	2,748,730
Masonite International Corp.*	5,500	360,250
Owens Corning, Inc.	35,170	1,662,837
Simpson Manufacturing Co., Inc.	7,600	290,092
USG Corp.*	22,500	558,225

		12,871,437

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	8,300	268,173
ADT Corp.	45,350	1,871,141
Brady Corp., Class A	5,000	134,200
Cintas Corp.	23,200	2,083,592
Clean Harbors, Inc.*	16,200	799,308
Copart, Inc.*	37,000	1,508,490
Covanta Holding Corp.	32,000	539,520
Deluxe Corp.	17,000	1,062,330
Essendant, Inc.	12,100	386,353
Healthcare Services Group, Inc.	21,900	806,139
Herman Miller, Inc.	14,700	454,083
HNI Corp.	11,700	458,289
Interface, Inc.	1,300	24,102
KAR Auction Services, Inc.	36,400	1,388,296
Matthews International Corp., Class A	7,900	406,613
Mobile Mini, Inc.	11,600	383,032
MSA Safety, Inc.	5,900	285,265
Pitney Bowes, Inc.	54,520	1,174,361
R.R. Donnelley & Sons Co.	49,130	805,732
Republic Services, Inc.	65,335	3,113,213
Rollins, Inc.	31,500	854,280
Stericycle, Inc.*	21,800	2,750,942
Tetra Tech, Inc.	13,600	405,552
Tyco International plc	104,500	3,836,195
UniFirst Corp.	200	21,824
Waste Connections, Inc.	29,550	1,908,634
Waste Management, Inc.	114,550	6,758,450
West Corp.	15,100	344,582

		34,832,691

Construction & Engineering (0.2%)
AECOM*	32,802	1,009,973
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	1,157,159
Dycom Industries, Inc.*	8,300	536,761
EMCOR Group, Inc.	15,300	743,580
Fluor Corp.	36,560	1,963,272
Granite Construction, Inc.	9,300	444,540
Jacobs Engineering Group, Inc.*	37,100	1,615,705
KBR, Inc.	48,800	755,424
Quanta Services, Inc.*	49,750	1,122,360
Valmont Industries, Inc.	7,700	953,568

		10,302,342

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	2,246,842
AMETEK, Inc.	64,975	3,247,451
Babcock & Wilcox Enterprises, Inc.*	5,700	121,980
Eaton Corp. plc	111,297	6,962,740
Emerson Electric Co.	162,610	8,842,732
EnerSys, Inc.	13,300	741,076
Franklin Electric Co., Inc.	13,400	431,078
Generac Holdings, Inc.*	14,600	543,704
Hubbell, Inc.	15,400	1,631,322
Regal Beloit Corp.	13,900	876,951
Rockwell Automation, Inc.	34,500	3,924,375
SolarCity Corp.*	11,100	272,838

		29,843,089

Industrial Conglomerates (2.2%)
3M Co.	151,130	25,182,792
Carlisle Cos., Inc.	17,300	1,721,350
Danaher Corp.	144,460	13,703,476
General Electric Co.	2,229,717	70,882,703
Roper Technologies, Inc.	25,850	4,724,604

		116,214,925

Machinery (1.6%)
Actuant Corp., Class A	12,300	303,933
AGCO Corp.	18,500	919,450
Allison Transmission Holdings, Inc.	43,700	1,179,026
Barnes Group, Inc.	15,200	532,456
Caterpillar, Inc.	146,910	11,244,492
CLARCOR, Inc.	14,000	809,060
Colfax Corp.*	27,730	792,801
Crane Co.	18,600	1,001,796
Cummins, Inc.	43,760	4,810,974

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	79,140	$6,092,989
Donaldson Co., Inc.	36,700	1,171,097
Dover Corp.	43,390	2,791,279
Flowserve Corp.	35,740	1,587,213
Graco, Inc.	17,860	1,499,526
Greenbrier Cos., Inc.	100	2,764
Harsco Corp.	9,100	49,595
Hillenbrand, Inc.	9,800	293,510
IDEX Corp.	23,240	1,926,131
Illinois Tool Works, Inc.	72,810	7,458,656
Ingersoll-Rand plc	67,300	4,173,273
ITT Corp.	30,425	1,122,378
Joy Global, Inc.	26,480	425,534
Kennametal, Inc.	26,190	589,013
Lincoln Electric Holdings, Inc.	20,960	1,227,627
Manitowoc Co., Inc.	46,900	203,077
Manitowoc Foodservice, Inc.*	46,900	691,306
Middleby Corp.*	14,000	1,494,780
Mueller Industries, Inc.	16,400	482,488
Navistar International Corp.*	700	8,764
Nordson Corp.	13,460	1,023,498
Oshkosh Corp.	24,700	1,009,489
PACCAR, Inc.	86,330	4,721,388
Parker-Hannifin Corp.	33,710	3,744,507
Pentair plc	42,587	2,310,771
RBC Bearings, Inc.*	3,900	285,714
Rexnord Corp.*	19,600	396,312
Snap-on, Inc.	14,900	2,339,151
SPX Corp.	800	12,016
SPX FLOW, Inc.*	13,300	333,564
Stanley Black & Decker, Inc.	36,435	3,833,326
Terex Corp.	33,030	821,786
Timken Co.	21,240	711,328
Toro Co.	13,440	1,157,453
Trinity Industries, Inc.	48,740	892,429
WABCO Holdings, Inc.*	16,570	1,771,664
Wabtec Corp.	25,700	2,037,753
Watts Water Technologies, Inc., Class A	5,400	297,702
Woodward, Inc.	14,630	761,053
Xylem, Inc.	47,850	1,957,065

		85,302,957

Marine (0.0%)
Kirby Corp.*	14,250	859,132
Matson, Inc.	10,080	404,914

		1,264,046

Professional Services (0.4%)
Advisory Board Co.*	11,680	376,680
CBIZ, Inc.*	36,520	368,487
CEB, Inc.	11,800	763,814
Dun & Bradstreet Corp.	9,600	989,568
Equifax, Inc.	30,020	3,430,986
FTI Consulting, Inc.*	10,300	365,753
Huron Consulting Group, Inc.*	5,600	325,864
IHS, Inc., Class A*	18,700	2,321,792
Korn/Ferry International	12,000	339,480
ManpowerGroup, Inc.	20,980	1,708,191
Nielsen Holdings plc	89,200	4,697,272
On Assignment, Inc.*	13,500	498,420
Resources Connection, Inc.	23,250	361,770
Robert Half International, Inc.	37,260	1,735,571
TriNet Group, Inc.*	700	10,045
Verisk Analytics, Inc.*	40,600	3,244,752
WageWorks, Inc.*	9,100	460,551

		21,998,996

Road & Rail (0.8%)
AMERCO	2,200	786,082
Avis Budget Group, Inc.*	28,490	779,486
CSX Corp.	240,450	6,191,587
Genesee & Wyoming, Inc., Class A*	14,700	921,690
Heartland Express, Inc.	14,400	267,120
Hertz Global Holdings, Inc.*	116,600	1,227,798
J.B. Hunt Transport Services, Inc.	23,050	1,941,732
Kansas City Southern	28,650	2,448,142
Landstar System, Inc.	15,650	1,011,147
Norfolk Southern Corp.	73,570	6,124,703
Old Dominion Freight Line, Inc.*	15,750	1,096,515
Ryder System, Inc.	16,900	1,094,782
Swift Transportation Co.*	17,600	327,888
Union Pacific Corp.	207,620	16,516,171
Werner Enterprises, Inc.	12,900	350,364

		41,085,207

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	674,520
Applied Industrial Technologies, Inc.	8,200	355,880
Beacon Roofing Supply, Inc.*	12,000	492,120
Fastenal Co.	71,500	3,503,500
GATX Corp.	13,700	650,750
HD Supply Holdings, Inc.*	41,500	1,372,405
MSC Industrial Direct Co., Inc., Class A	12,200	930,982
NOW, Inc.*	25,720	455,759
Textainer Group Holdings Ltd.	4,400	65,296
United Rentals, Inc.*	27,722	1,724,031
W.W. Grainger, Inc.	15,650	3,653,180
Watsco, Inc.	7,310	984,949
WESCO International, Inc.*	8,220	449,387

		15,312,759

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,132,992
Wesco Aircraft Holdings, Inc.*	9,500	136,705

		1,269,697

Total Industrials		566,078,455

Information Technology (19.9%)
Communications Equipment (1.1%)
ADTRAN, Inc.	6,300	127,386
Arista Networks, Inc.*	6,900	435,390
ARRIS International plc*	41,000	939,720
Brocade Communications Systems, Inc.	132,560	1,402,485
Ciena Corp.*	31,400	597,228
Cisco Systems, Inc.	1,202,970	34,248,556
CommScope Holding Co., Inc.*	25,600	714,752
EchoStar Corp., Class A*	10,500	465,045
F5 Networks, Inc.*	17,500	1,852,375
Finisar Corp.*	17,200	313,728
Harris Corp.	32,777	2,552,017
Infinera Corp.*	31,600	507,496
InterDigital, Inc.	7,000	389,550
Juniper Networks, Inc.	100,700	2,568,857
Lumentum Holdings, Inc.*	15,270	411,832
Motorola Solutions, Inc.	42,421	3,211,270
NETGEAR, Inc.*	2,800	113,036
NetScout Systems, Inc.*	22,300	512,231
Palo Alto Networks, Inc.*	17,700	2,887,578
Plantronics, Inc.	9,400	368,386
Polycom, Inc.*	32,300	360,145
Ruckus Wireless, Inc.*	13,000	127,530
ViaSat, Inc.*	12,200	896,456
Viavi Solutions, Inc.*	60,350	414,001

		56,417,050

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	72,840	4,211,609

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Anixter International, Inc.*	4,900	$255,339
Arrow Electronics, Inc.*	26,000	1,674,660
Avnet, Inc.	38,720	1,715,296
AVX Corp.	21,100	265,227
Badger Meter, Inc.	800	53,208
Belden, Inc.	10,900	669,042
Benchmark Electronics, Inc.*	2,300	53,015
CDW Corp.	32,100	1,332,150
Cognex Corp.	29,800	1,160,710
Coherent, Inc.*	4,100	376,790
Corning, Inc.	262,490	5,483,416
Dolby Laboratories, Inc., Class A	12,700	551,942
FARO Technologies, Inc.*	200	6,442
FEI Co.	10,800	961,308
FLIR Systems, Inc.	42,200	1,390,490
II-VI, Inc.*	2,900	62,959
Ingram Micro, Inc., Class A	41,200	1,479,492
Insight Enterprises, Inc.*	2,600	74,464
IPG Photonics Corp.*	9,100	874,328
Itron, Inc.*	8,010	334,177
Jabil Circuit, Inc.	47,200	909,544
Keysight Technologies, Inc.*	43,115	1,196,010
Knowles Corp.*	25,045	330,093
Littelfuse, Inc.	6,500	800,215
Methode Electronics, Inc.	4,200	122,808
National Instruments Corp.	35,700	1,074,927
OSI Systems, Inc.*	4,700	307,803
Plexus Corp.*	3,900	154,128
QLogic Corp.*	7,500	100,800
Rofin-Sinar Technologies, Inc.*	100	3,222
Rogers Corp.*	1,000	59,870
Sanmina Corp.*	14,400	336,672
SYNNEX Corp.	7,200	666,648
Tech Data Corp.*	11,200	859,824
Trimble Navigation Ltd.*	77,400	1,919,520
TTM Technologies, Inc.*	11,100	73,815
Universal Display Corp.*	10,000	541,000
VeriFone Systems, Inc.*	29,900	844,376
Zebra Technologies Corp., Class A*	12,400	855,600

		34,142,939

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	45,800	2,545,106
Alphabet, Inc., Class A*	68,325	52,125,142
Alphabet, Inc., Class C*	69,719	51,937,169
Bankrate, Inc.*	29,400	269,598
Benefitfocus, Inc.*	1,500	50,025
Box, Inc., Class A*	9,800	120,148
Cimpress N.V.*	9,700	879,693
comScore, Inc.*	8,500	255,340
Cornerstone OnDemand, Inc.*	13,300	435,841
CoStar Group, Inc.*	7,535	1,417,861
Cvent, Inc.*	2,400	51,360
EarthLink Holdings Corp.	12,500	70,875
eBay, Inc.*	295,670	7,054,686
Endurance International Group Holdings, Inc.*	5,200	54,756
Envestnet, Inc.*	5,200	141,440
Facebook, Inc., Class A*	510,500	58,248,050
GoDaddy, Inc., Class A*	5,600	181,048
Gogo, Inc.*	8,200	90,282
GrubHub, Inc.*	18,300	459,879
Hortonworks, Inc.*	5,400	61,020
IAC/InterActiveCorp	18,350	863,918
inContact, Inc.*	2,900	25,781
j2 Global, Inc.	14,600	899,068
LinkedIn Corp., Class A*	27,000	3,087,450
LogMeIn, Inc.*	2,100	105,966
Marketo, Inc.*	3,200	62,624
New Relic, Inc.*	4,300	112,144
NIC, Inc.	3,500	63,105
Pandora Media, Inc.*	53,500	478,825
Rackspace Hosting, Inc.*	31,500	680,085
Shutterstock, Inc.*	4,300	157,939
SPS Commerce, Inc.*	800	34,352
Stamps.com, Inc.*	3,400	361,352
TrueCar, Inc.*	13,100	73,229
Twitter, Inc.*	137,500	2,275,625
VeriSign, Inc.*	23,050	2,040,847
Web.com Group, Inc.*	4,400	87,208
WebMD Health Corp.*	8,900	557,407
Wix.com Ltd.*	2,300	46,621
Yahoo!, Inc.*	223,550	8,228,876
Yelp, Inc.*	13,200	262,416
Zillow Group, Inc., Class A*	2,862	73,124
Zillow Group, Inc., Class C*	23,524	558,225

		197,585,506

IT Services (3.8%)
Accenture plc, Class A	148,900	17,183,060
Acxiom Corp.*	7,200	154,368
Alliance Data Systems Corp.*	15,752	3,465,440
Amdocs Ltd.	37,310	2,254,270
Automatic Data Processing, Inc.	114,250	10,249,368
Black Knight Financial Services, Inc., Class A*	3,700	114,811
Blackhawk Network Holdings, Inc.*	13,400	459,620
Booz Allen Hamilton Holding Corp.	19,800	599,544
Broadridge Financial Solutions, Inc.	30,410	1,803,617
CACI International, Inc., Class A*	6,000	640,200
Cardtronics, Inc.*	1,500	53,985
Cognizant Technology Solutions Corp., Class A*	146,100	9,160,470
Computer Sciences Corp.	37,740	1,297,879
Convergys Corp.	37,300	1,035,821
CoreLogic, Inc.*	26,300	912,610
CSG Systems International, Inc.	2,700	121,932
CSRA, Inc.	37,740	1,015,206
DST Systems, Inc.	8,980	1,012,675
EPAM Systems, Inc.*	11,900	888,573
Euronet Worldwide, Inc.*	14,700	1,089,417
EVERTEC, Inc.	13,200	184,536
ExlService Holdings, Inc.*	1,400	72,520
Fidelity National Information Services, Inc.	68,325	4,325,656
First Data Corp., Class A*	42,500	549,950
Fiserv, Inc.*	57,600	5,908,608
FleetCor Technologies, Inc.*	21,600	3,213,000
Gartner, Inc.*	20,200	1,804,870
Genpact Ltd.*	41,700	1,133,823
Global Payments, Inc.	33,600	2,194,080
Heartland Payment Systems, Inc.	9,200	888,444
International Business Machines Corp.	214,731	32,521,010
Jack Henry & Associates, Inc.	23,030	1,947,647
Leidos Holdings, Inc.	21,037	1,058,582
Luxoft Holding, Inc.*	2,400	132,072
ManTech International Corp., Class A	6,500	207,935
MasterCard, Inc., Class A	238,100	22,500,450
MAXIMUS, Inc.	16,800	884,352
NeuStar, Inc., Class A*	11,190	275,274
Paychex, Inc.	83,810	4,526,578
PayPal Holdings, Inc.*	295,670	11,412,862
Sabre Corp.	27,700	801,084

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Science Applications International Corp.	12,021	$641,200
Syntel, Inc.*	3,400	169,762
TeleTech Holdings, Inc.	15,250	423,340
Teradata Corp.*	39,260	1,030,182
Total System Services, Inc.	46,200	2,198,196
Unisys Corp.*	6,496	50,019
Vantiv, Inc., Class A*	32,500	1,751,100
Virtusa Corp.*	1,500	56,190
Visa, Inc., Class A	464,100	35,494,368
Western Union Co.	139,760	2,695,970
WEX, Inc.*	10,100	841,936
Xerox Corp.	239,431	2,672,050

		198,080,512

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Energy Industries, Inc.*	2,500	86,975
Ambarella, Inc.*	7,100	317,370
Amkor Technology, Inc.*	39,100	230,299
Analog Devices, Inc.	80,670	4,774,857
Applied Materials, Inc.	271,820	5,757,148
Atmel Corp.	109,700	890,764
Broadcom Ltd.	90,280	13,948,260
Cabot Microelectronics Corp.	1,400	57,274
Cavium, Inc.*	16,300	996,908
Cirrus Logic, Inc.*	15,300	557,073
Cree, Inc.*	32,700	951,570
Cypress Semiconductor Corp.*	76,746	664,620
Entegris, Inc.*	19,240	262,049
Fairchild Semiconductor International, Inc.*	19,100	382,000
First Solar, Inc.*	17,400	1,191,378
Inphi Corp.*	4,100	136,694
Integrated Device Technology, Inc.*	34,800	711,312
Intel Corp.	1,124,790	36,386,957
Intersil Corp., Class A	33,600	449,232
KLA-Tencor Corp.	38,880	2,830,853
Lam Research Corp.	40,375	3,334,975
Lattice Semiconductor Corp.*	13,700	77,816
Linear Technology Corp.	57,550	2,564,428
MA-COM Technology Solutions Holdings, Inc.*	4,400	192,676
Marvell Technology Group Ltd.	101,330	1,044,712
Maxim Integrated Products, Inc.	68,250	2,510,235
Microchip Technology, Inc.	57,821	2,786,972
Micron Technology, Inc.*	270,150	2,828,471
Microsemi Corp.*	34,622	1,326,369
MKS Instruments, Inc.	13,200	496,980
Monolithic Power Systems, Inc.	9,900	630,036
NVIDIA Corp.	138,860	4,947,582
ON Semiconductor Corp.*	113,500	1,088,465
Power Integrations, Inc.	4,400	218,504
Qorvo, Inc.*	34,317	1,729,920
QUALCOMM, Inc.	355,480	18,179,247
Rambus, Inc.*	24,700	339,625
Semtech Corp.*	5,500	120,945
Silicon Laboratories, Inc.*	13,440	604,262
Skyworks Solutions, Inc.	49,400	3,848,260
SunEdison, Inc.*	73,470	39,688
Synaptics, Inc.*	10,300	821,322
Teradyne, Inc.	61,310	1,323,683
Tessera Technologies, Inc.	8,300	257,300
Texas Instruments, Inc.	245,390	14,090,294
Veeco Instruments, Inc.*	7,800	151,944
Xilinx, Inc.	61,300	2,907,459

		140,045,763

Software (4.3%)
ACI Worldwide, Inc.*	37,500	779,625
Activision Blizzard, Inc.	129,100	4,368,744
Adobe Systems, Inc.*	118,320	11,098,416
ANSYS, Inc.*	23,300	2,084,418
Aspen Technology, Inc.*	20,800	751,504
Autodesk, Inc.*	54,450	3,174,979
AVG Technologies N.V.*	5,900	122,425
Blackbaud, Inc.	13,000	817,570
Bottomline Technologies de, Inc.*	1,900	57,931
BroadSoft, Inc.*	2,900	117,015
CA, Inc.	78,750	2,424,713
Cadence Design Systems, Inc.*	82,930	1,955,489
Callidus Software, Inc.*	3,700	61,716
CDK Global, Inc.	41,850	1,948,117
Citrix Systems, Inc.*	37,850	2,974,253
CommVault Systems, Inc.*	10,900	470,553
Ebix, Inc.	3,700	150,923
Electronic Arts, Inc.*	78,300	5,176,413
Ellie Mae, Inc.*	7,200	652,608
Epiq Systems, Inc.	26,900	404,038
Fair Isaac Corp.	8,000	848,720
FireEye, Inc.*	33,600	604,464
Fleetmatics Group plc*	9,300	378,603
Fortinet, Inc.*	40,400	1,237,452
Gigamon, Inc.*	4,300	133,386
Glu Mobile, Inc.*	19,700	55,554
Guidewire Software, Inc.*	13,500	735,480
HubSpot, Inc.*	4,300	187,566
Imperva, Inc.*	6,400	323,200
Infoblox, Inc.*	2,800	47,880
Intuit, Inc.	67,050	6,973,871
Manhattan Associates, Inc.*	17,700	1,006,599
Mentor Graphics Corp.	37,800	768,474
Microsoft Corp.	1,908,150	105,387,125
Monotype Imaging Holdings, Inc.	2,000	47,840
NetSuite, Inc.*	8,900	609,561
Nuance Communications, Inc.*	60,290	1,126,820
Oracle Corp.	747,412	30,576,625
Paylocity Holding Corp.*	2,700	88,398
Pegasystems, Inc.	9,800	248,724
Progress Software Corp.*	8,900	214,668
Proofpoint, Inc.*	9,200	494,776
PTC, Inc.*	33,950	1,125,782
Qlik Technologies, Inc.*	23,900	691,188
Qualys, Inc.*	6,200	156,922
RealPage, Inc.*	2,700	56,268
Red Hat, Inc.*	46,800	3,487,068
RingCentral, Inc., Class A*	5,200	81,900
Rovi Corp.*	19,500	399,945
salesforce.com, Inc.*	159,600	11,783,268
ServiceNow, Inc.*	37,500	2,294,250
Silver Spring Networks, Inc.*	400	5,900
Splunk, Inc.*	29,100	1,423,863
SS&C Technologies Holdings, Inc.	19,600	1,243,032
Symantec Corp.	178,090	3,273,294
Synchronoss Technologies, Inc.*	1,710	55,301
Synopsys, Inc.*	38,320	1,856,221
Tableau Software, Inc., Class A*	12,100	555,027
Take-Two Interactive Software, Inc.*	25,800	971,886
TiVo, Inc.*	18,500	175,935
Tyler Technologies, Inc.*	9,400	1,208,934
Ultimate Software Group, Inc.*	6,600	1,277,100
Verint Systems, Inc.*	14,800	494,024
VMware, Inc., Class A*	23,100	1,208,361
Workday, Inc., Class A*	24,400	1,874,896
Zendesk, Inc.*	7,800	163,254
Zynga, Inc., Class A*	123,800	282,264

		227,833,119

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (3.6%)
3D Systems Corp.*	28,530	$441,359
Apple, Inc.	1,358,895	148,105,966
Cray, Inc.*	9,600	402,336
Diebold, Inc.	16,050	464,005
Electronics for Imaging, Inc.*	12,900	546,831
EMC Corp.	472,590	12,594,524
Hewlett Packard Enterprise Co.	442,332	7,842,546
HP, Inc.	442,332	5,449,530
Lexmark International, Inc., Class A	18,690	624,807
NCR Corp.*	45,900	1,373,787
NetApp, Inc.	70,550	1,925,310
SanDisk Corp.	49,890	3,795,631
Stratasys Ltd.*	12,900	334,368
Super Micro Computer, Inc.*	6,200	211,296
Western Digital Corp.	55,570	2,625,127

		186,737,423

Total Information Technology		1,040,842,312

Materials (3.2%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	52,380	7,545,339
Airgas, Inc.	17,300	2,450,372
Albemarle Corp.	32,476	2,076,191
Ashland, Inc.	17,264	1,898,349
Axalta Coating Systems Ltd.*	24,500	715,400
Balchem Corp.	5,700	353,514
Cabot Corp.	19,700	952,101
Celanese Corp.	37,300	2,443,150
CF Industries Holdings, Inc.	57,010	1,786,693
Chemtura Corp.*	13,800	364,320
Chermours Co.	15,128	105,896
Dow Chemical Co.	267,780	13,619,291
E.I. du Pont de Nemours & Co.	217,440	13,768,301
Eastman Chemical Co.	39,128	2,826,215
Ecolab, Inc.	63,188	7,046,726
FMC Corp.	38,600	1,558,282
GCP Applied Technologies, Inc.*	17,500	348,950
H.B. Fuller Co.	16,100	683,445
Huntsman Corp.	55,200	734,160
International Flavors & Fragrances, Inc.	22,000	2,502,940
LyondellBasell Industries N.V., Class A	86,500	7,402,670
Minerals Technologies, Inc.	8,400	477,540
Monsanto Co.	104,000	9,124,960
Mosaic Co.	86,530	2,336,310
NewMarket Corp.	2,200	871,772
Olin Corp.	39,500	686,115
PolyOne Corp.	31,700	958,925
PPG Industries, Inc.	67,800	7,559,022
Praxair, Inc.	68,700	7,862,715
RPM International, Inc.	37,150	1,758,310
Scotts Miracle-Gro Co., Class A	11,900	865,963
Sensient Technologies Corp.	12,500	793,250
Sherwin-Williams Co.	19,700	5,607,999
Valspar Corp.	19,800	2,118,996
W.R. Grace & Co.*	17,500	1,245,650
Westlake Chemical Corp.	14,400	666,720

		114,116,552

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,009,584
Martin Marietta Materials, Inc.	17,730	2,828,112
Vulcan Materials Co.	33,100	3,494,367

		7,332,063

Containers & Packaging (0.5%)
AptarGroup, Inc.	14,600	1,144,786
Avery Dennison Corp.	26,550	1,914,520
Ball Corp.	37,200	2,651,988
Bemis Co., Inc.	29,800	1,543,044
Berry Plastics Group, Inc.*	23,400	845,910
Crown Holdings, Inc.*	37,150	1,842,269
Graphic Packaging Holding Co.	85,200	1,094,820
International Paper Co.	108,150	4,438,476
Owens-Illinois, Inc.*	46,650	744,534
Packaging Corp. of America	26,500	1,600,600
Sealed Air Corp.	46,560	2,235,346
Silgan Holdings, Inc.	11,600	616,772
Sonoco Products Co.	32,660	1,586,296
WestRock Co.	63,332	2,471,848

		24,731,209

Metals & Mining (0.4%)
Alcoa, Inc.	296,150	2,837,117
Carpenter Technology Corp.	100	3,423
Commercial Metals Co.	27,300	463,281
Compass Minerals International, Inc.	12,400	878,664
Freeport-McMoRan, Inc.	267,494	2,765,888
Newmont Mining Corp.	129,300	3,436,794
Nucor Corp.	78,320	3,704,536
Reliance Steel & Aluminum Co.	22,200	1,536,018
Royal Gold, Inc.	18,000	923,220
Southern Copper Corp.	35,044	971,069
Steel Dynamics, Inc.	71,300	1,604,963
Tahoe Resources, Inc.	1,500	15,045

		19,140,018

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	748,440
KapStone Paper and Packaging Corp.	14,300	198,055
Louisiana-Pacific Corp.*	42,500	727,600

		1,674,095

Total Materials		166,993,937

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.4%)
8x8, Inc.*	1,100	11,066
AT&T, Inc.	1,435,899	56,244,164
Atlantic Tele-Network, Inc.	600	45,498
CenturyLink, Inc.	137,179	4,384,241
Cincinnati Bell, Inc.*	16,900	65,403
Cogent Communications Holdings, Inc.	14,700	573,741
Consolidated Communications Holdings, Inc.	400	10,304
FairPoint Communications, Inc.*	1,600	23,808
Frontier Communications Corp.	280,290	1,566,821
General Communication, Inc., Class A*	300	5,496
Globalstar, Inc.*	59,900	88,053
Hawaiian Telcom Holdco, Inc.*	1,000	23,550
IDT Corp., Class B	3,700	57,683
Inteliquent, Inc.	2,000	32,100
Intelsat S.A.*	7,100	17,892
Iridium Communications, Inc.*	7,200	56,664
Level 3 Communications, Inc.*	68,036	3,595,703
Lumos Networks Corp.*	2,200	28,248
ORBCOMM, Inc.*	5,200	52,676
pdvWireless, Inc.*	600	20,604
SBA Communications Corp., Class A*	33,300	3,335,661
Straight Path Communications, Inc., Class B*	1,500	46,545
Verizon Communications, Inc.	966,940	52,292,115
Windstream Holdings, Inc.	82,368	632,586

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Zayo Group Holdings, Inc.*	34,900	$845,976

		124,056,598

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	20,844
NTELOS Holdings Corp.*	3,800	34,960
Shenandoah Telecommunications Co.	1,800	48,150
Spok Holdings, Inc.	2,300	40,273
Sprint Corp.*	240,579	837,215
Telephone & Data Systems, Inc.	28,186	848,117
T-Mobile US, Inc.*	69,200	2,650,360
U.S. Cellular Corp.*	10,000	456,900

		4,936,819

Total Telecommunication Services		128,993,417

Utilities (3.5%)
Electric Utilities (1.9%)
ALLETE, Inc.	10,500	588,735
American Electric Power Co., Inc.	115,170	7,647,288
Avangrid, Inc.	18,500	742,035
Cleco Corp.	16,100	888,881
Duke Energy Corp.	162,985	13,149,630
Edison International	76,760	5,518,276
Entergy Corp.	45,100	3,575,528
Eversource Energy	73,909	4,311,851
Exelon Corp.	217,456	7,797,972
FirstEnergy Corp.	106,804	3,841,740
Great Plains Energy, Inc.	43,600	1,406,100
Hawaiian Electric Industries, Inc.	20,500	664,200
IDACORP, Inc.	11,450	854,055
ITC Holdings Corp.	44,400	1,934,508
MGE Energy, Inc.	7,000	365,750
NextEra Energy, Inc.	107,150	12,680,131
OGE Energy Corp.	48,600	1,391,418
PG&E Corp.	112,920	6,743,582
Pinnacle West Capital Corp.	26,000	1,951,820
PNM Resources, Inc.	27,800	937,416
Portland General Electric Co.	21,000	829,290
PPL Corp.	158,250	6,024,578
Southern Co.	213,350	11,036,596
Westar Energy, Inc.	30,000	1,488,300
Xcel Energy, Inc.	122,480	5,122,114

		101,491,794

Gas Utilities (0.3%)
AGL Resources, Inc.	28,683	1,868,411
Atmos Energy Corp.	25,200	1,871,352
Laclede Group, Inc.	11,200	758,800
National Fuel Gas Co.	21,100	1,056,055
New Jersey Resources Corp.	19,600	714,028
ONE Gas, Inc.	14,125	863,037
Piedmont Natural Gas Co., Inc.	19,900	1,190,617
Questar Corp.	47,000	1,165,600
South Jersey Industries, Inc.	16,100	458,045
Southwest Gas Corp.	9,900	651,915
UGI Corp.	48,675	1,961,116
WGL Holdings, Inc.	10,500	759,885

		13,318,861

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	188,995	2,230,141
Calpine Corp.*	89,200	1,353,164
NRG Energy, Inc.	87,821	1,142,551

		4,725,856

Multi-Utilities (1.1%)
Alliant Energy Corp.	26,900	1,998,132
Ameren Corp.	55,100	2,760,510
Avista Corp.	19,200	782,976
Black Hills Corp.	9,700	583,261
CenterPoint Energy, Inc.	106,250	2,222,750
CMS Energy Corp.	71,500	3,034,460
Consolidated Edison, Inc.	69,100	5,294,442
Dominion Resources, Inc.	144,850	10,881,132
DTE Energy Co.	46,500	4,215,690
MDU Resources Group, Inc.	48,250	938,945
NiSource, Inc.	79,300	1,868,308
NorthWestern Corp.	8,700	537,225
Public Service Enterprise Group, Inc.	118,700	5,595,518
SCANA Corp.	38,550	2,704,282
Sempra Energy	58,090	6,044,264
TECO Energy, Inc.	59,350	1,633,906
Vectren Corp.	18,000	910,080
WEC Energy Group, Inc.	77,998	4,685,340

		56,691,221

Water Utilities (0.1%)
American Water Works Co., Inc.	44,000	3,032,920
Aqua America, Inc.	50,062	1,592,973

		4,625,893

Total Utilities		180,853,625

Total Common Stocks (99.3%) (Cost $2,815,788,634)		5,188,555,341

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	34,100	28,388

Total Health Care		28,388

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	1,900	3,591

Total Telecommunication Services		3,591

Total Rights (0.0%) (Cost $—)		31,979

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	32,226,586	32,226,586

Total Short-Term Investment (0.6%) (Cost $32,226,586)		32,226,586

Total Investments (99.9%) (Cost $2,848,015,220)		5,220,813,906
Other Assets Less Liabilities (0.1%)		7,760,535

Net Assets (100%)		$5,228,574,441

*	Non-income producing.

†	Security (totaling $31,979 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,578,540.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	37	June-16	$3,930,855	$4,105,520	$174,665
S&P 500 E-Mini Index	271	June-16	26,715,695	27,797,825	1,082,130

					$1,256,795

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$705,919,587	$—	$—	$705,919,587
Consumer Staples	476,593,023	—	—	476,593,023
Energy	318,001,437	—	—	318,001,437
Financials	895,250,036	—	—	895,250,036
Health Care	709,029,512	—	—	709,029,512
Industrials	566,078,455	—	—	566,078,455
Information Technology	1,040,839,090	3,222	—	1,040,842,312
Materials	166,993,937	—	—	166,993,937
Telecommunication Services	128,993,417	—	—	128,993,417
Utilities	180,853,625	—	—	180,853,625
Futures	1,256,795	—	—	1,256,795
Rights
Health Care	—	—	28,388	28,388
Telecommunication Services	—	—	3,591	3,591
Short-Term Investments	32,226,586	—	—	32,226,586

Total Assets	$5,222,035,500	$3,222	$31,979	$5,222,070,701

Total Liabilities	$—	$—	$—	$—

Total	$5,222,035,500	$3,222	$31,979	$5,222,070,701

(a)	A security with a market value of $3,222 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,682,527,971
Aggregate gross unrealized depreciation	(342,181,684)

Net unrealized appreciation	$2,340,346,287

Federal income tax cost of investments	$2,880,467,619

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	369	$31,642

Total Consumer Staples		31,642

Financials (3.9%)
Banks (2.8%)
Huntington Bancshares, Inc./Ohio
8.500%	218	296,480
KeyCorp
7.750%	1,194	155,444

		451,924

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	360	19,879

Real Estate Investment Trusts (REITs) (1.0%)
iStar, Inc.
4.500%	2,000	83,920
Welltower, Inc.
6.500%	1,083	67,254

		151,174

Total Financials		622,977

Health Care (4.2%)
Health Care Equipment & Supplies (0.8%)
Alere, Inc.
3.000%	320	126,400

Health Care Providers & Services (1.1%)
Anthem, Inc.
5.250%	3,843	179,430

Pharmaceuticals (2.3%)
Allergan plc
5.500%	393	361,222

Total Health Care		667,052

Materials (0.6%)
Metals & Mining (0.6%)
Alcoa, Inc.
5.375%	2,746	90,590

Total Materials		90,590

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
T-Mobile U.S., Inc.
5.500%	1,490	98,638

Total Telecommunication Services		98,638

Utilities (0.4%)
Electric Utilities (0.4%)
NextEra Energy, Inc.
5.799%	1,000	60,900

Total Utilities		60,900

Total Convertible Preferred Stocks (9.9%) (Cost $1,607,585)		1,571,799

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (32.0%)
SPDR® Barclays Convertible Securities ETF (Cost $5,394,523)	117,910	5,093,712

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (53.7%)
Consumer Discretionary (10.0%)
Automobiles (1.2%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$200,000	141,835
Tesla Motors, Inc.
1.500%, 6/1/18	27,000	49,612

		191,447

Household Durables (2.9%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	155,000	188,906
Jarden Corp.
1.875%, 9/15/18	110,000	206,662
Lennar Corp.
3.250%, 11/15/21	33,000	68,063

		463,631

Internet & Catalog Retail (2.0%)
Priceline Group, Inc.
1.000%, 3/15/18	216,000	309,555

Media (3.0%)
Liberty Interactive LLC
0.750%, 3/30/43	180,000	300,375
1.000%, 9/30/43§	59,822	51,447
Liberty Media Corp.
1.375%, 10/15/23	42,000	41,528
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	79,000

		472,350

Specialty Retail (0.9%)
GNC Holdings, Inc.
1.500%, 8/15/20§	60,000	49,050
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	122,000	99,506

		148,556

Total Consumer Discretionary		1,585,539

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	43,785

Total Energy		43,785

Financials (3.6%)
Capital Markets (0.3%)
New Mountain Finance Corp.
5.000%, 6/15/19	46,000	44,505
Walter Investment Management Corp.
4.500%, 11/1/19	3,000	1,712

		46,217

Consumer Finance (0.1%)
EZCORP, Inc.
2.125%, 6/15/19	26,000	16,315

Insurance (0.9%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	140,203

Real Estate Investment Trusts (REITs) (2.3%)
Colony Capital, Inc.
5.000%, 4/15/23	55,000	49,122
Colony Starwood Homes
4.500%, 10/15/17	50,000	51,281
3.000%, 7/1/19	37,000	36,653
iStar, Inc.
3.000%, 11/15/16	36,000	37,305

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Starwood Property Trust, Inc.
3.750%, 10/15/17	$156,000	$153,855
4.000%, 1/15/19	39,000	39,220

		367,436

Total Financials		570,171

Health Care (13.6%)
Biotechnology (5.9%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	39,909
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	27,000	29,244
ARIAD Pharmaceuticals, Inc.
3.625%, 6/15/19§	40,000	38,225
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	142,275
Cepheid
1.250%, 2/1/21	101,000	89,953
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	37,297
Emergent BioSolutions, Inc.
2.875%, 1/15/21	32,000	41,540
Gilead Sciences, Inc.
1.625%, 5/1/16	20,000	82,263
Immunomedics, Inc.
4.750%, 2/15/20	21,000	14,753
Incyte Corp.
0.375%, 11/15/18	17,000	26,063
1.250%, 11/15/20	58,000	91,060
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	86,000	78,260
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22§	73,000	66,658
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	50,000	74,250
Novavax, Inc.
3.750%, 2/1/23§	19,000	18,632
Synergy Pharmaceuticals, Inc.
7.500%, 11/1/19§	21,000	24,491
TESARO, Inc.
3.000%, 10/1/21	28,000	41,073

		935,946

Health Care Equipment & Supplies (1.8%)
HeartWare International, Inc.
1.750%, 12/15/21§	42,000	28,665
Hologic, Inc.
2.000%, 12/15/37(e)	40,000	60,200
Integra LifeSciences Holdings Corp.
1.625%, 12/15/16	84,000	108,675
NuVasive, Inc.
2.750%, 7/1/17	35,000	44,144
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	38,404

		280,088

Health Care Providers & Services (1.6%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	27,000	25,751
HealthSouth Corp.
2.000%, 12/1/43	65,000	71,987
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	131,600
Trinity Biotech Investment Ltd.
4.000%, 4/1/45§	36,000	32,018

		261,356

Pharmaceuticals (4.3%)
Depomed, Inc.
2.500%, 9/1/21	37,000	34,572
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	73,261
Innoviva, Inc.
2.125%, 1/15/23	65,000	50,659
Jazz Investments I Ltd.
1.875%, 8/15/21	119,000	122,273
Medicines Co.
1.375%, 6/1/17	58,000	73,696
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	37,000	81,770
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	190,000	247,238

		683,469

Total Health Care		2,160,859

Industrials (4.5%)
Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	24,000	20,475
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	53,364
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	71,678

		145,517

Airlines (1.2%)
AirTran Holdings, Inc.
5.250%, 11/1/16	65,000	197,559

Construction & Engineering (0.5%)
Dycom Industries, Inc.
0.750%, 9/15/21§	80,000	78,500

Machinery (1.0%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	87,000	92,437
Trinity Industries, Inc.
3.875%, 6/1/36	70,000	74,288

		166,725

Professional Services (0.6%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	91,000	88,441

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	40,000	44,175

Total Industrials		720,917

Information Technology (21.5%)
Communications Equipment (2.3%)
CalAmp Corp.
1.625%, 5/15/20§	43,000	40,877
Ciena Corp.
3.750%, 10/15/18§	125,000	147,812
4.000%, 12/15/20	95,000	118,691
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	40,000	62,275

		369,655

Electronic Equipment, Instruments & Components (0.6%)
TTM Technologies, Inc.
1.750%, 12/15/20	73,000	65,016
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	29,362

		94,378

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Internet Software & Services (3.7%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	$21,000	$20,501
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	139,000	137,697
LinkedIn Corp.
0.500%, 11/1/19	114,000	103,241
Pandora Media, Inc.
1.750%, 12/1/20§	74,000	63,732
Twitter, Inc.
0.250%, 9/15/19	92,000	80,558
VeriSign, Inc.
4.345%, 8/15/37	68,000	175,823

		581,552

IT Services (0.1%)
Cardtronics, Inc.
1.000%, 12/1/20	17,000	16,415

Semiconductors & Semiconductor Equipment (8.5%)
Inphi Corp.
1.125%, 12/1/20§	19,000	20,520
Integrated Device Technology, Inc.
0.875%, 11/15/22§	56,000	52,255
Microchip Technology, Inc.
1.625%, 2/15/25	66,000	67,897
2.125%, 12/15/37	71,000	141,246
Micron Technology, Inc.
2.375%, 5/1/32	100,000	125,125
3.000%, 11/15/43	130,000	88,562
Novellus Systems, Inc.
2.625%, 5/15/41	154,000	375,183
NVIDIA Corp.
1.000%, 12/1/18	18,000	32,119
NXP Semiconductors N.V.
1.000%, 12/1/19	90,000	99,562
ON Semiconductor Corp.
1.000%, 12/1/20§	85,000	75,863
2.625%, 12/15/26	114,000	123,262
Spansion LLC
2.000%, 9/1/20	37,000	61,628
Xilinx, Inc.
2.625%, 6/15/17	58,000	95,338

		1,358,560

Software (6.0%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	100,519
Electronic Arts, Inc.
0.750%, 7/15/16	20,000	41,437
FireEye, Inc.
1.000%, 6/1/35§	104,000	88,140
1.625%, 6/1/35§	25,000	20,328
Nuance Communications, Inc.
1.000%, 12/15/35§	57,000	52,476
Proofpoint, Inc.
1.250%, 12/15/18	18,000	26,269
0.750%, 6/15/20§	28,000	26,985
PROS Holdings, Inc.
2.000%, 12/1/19§	43,000	33,056
Rovi Corp.
0.500%, 3/1/20	40,000	38,175
salesforce.com, Inc.
0.250%, 4/1/18	217,000	268,538
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	37,909
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	31,804
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	61,000	120,284
Verint Systems, Inc.
1.500%, 6/1/21	73,000	64,286

		950,206

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	43,000	44,720

Total Information Technology		3,415,486

Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.720%, 3/15/20	36,000	32,940

Total Materials		32,940

Total Convertible Bonds		8,529,697

Total Long-Term Debt Securities (53.7%) (Cost $8,722,493)		8,529,697

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (5.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	908,029	908,029

Total Short-Term Investment (5.7%) (Cost $908,029)		908,029

Total Investments (101.3%) (Cost $16,632,630)		16,103,237
Other Assets Less Liabilities (-1.3%)		(213,044)

Net Assets (100%)		$15,890,193

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $1,109,236 or 7.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$141,835	$1,443,704	$—	$1,585,539
Energy	—	43,785	—	43,785
Financials	—	570,171	—	570,171
Health Care	—	2,160,859	—	2,160,859
Industrials	—	720,917	—	720,917
Information Technology	—	3,415,486	—	3,415,486
Materials	—	32,940	—	32,940
Convertible Preferred Stocks
Consumer Staples	31,642	—	—	31,642
Financials	363,734	259,243	—	622,977
Health Care	667,052	—	—	667,052
Materials	90,590	—	—	90,590
Telecommunication Services	98,638	—	—	98,638
Utilities	60,900	—	—	60,900
Investment Companies
Exchange Traded Funds (ETFs)	5,093,712	—	—	5,093,712
Short-Term Investments	908,029	—	—	908,029

Total Assets	$7,456,132	$8,647,105	$—	$16,103,237

Total Liabilities	$—	$—	$—	$—

Total	$7,456,132	$8,647,105	$—	$16,103,237

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$752,443
Aggregate gross unrealized depreciation	(1,401,491)

Net unrealized depreciation	$(649,048)

Federal income tax cost of investments	$16,752,285

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (33.3%)
Consumer Discretionary (2.1%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25	$800,000	$783,906
Delphi Automotive plc
3.150%, 11/19/20	500,000	509,866
Delphi Corp.
4.150%, 3/15/24	865,000	892,805
Johnson Controls, Inc.
1.400%, 11/2/17	360,000	359,551
5.000%, 3/30/20	919,000	994,310
4.250%, 3/1/21	680,000	717,826
3.625%, 7/2/24	214,000	217,363
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,216,250
4.150%, 10/1/25	250,000	263,097

		5,954,974

Automobiles (0.0%)
General Motors Co.
3.500%, 10/2/18	2,000,000	2,040,800
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	413,346

		2,454,146

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	176,156
3.875%, 5/15/23	250,000	245,743
Carnival Corp.
1.875%, 12/15/17	600,000	601,238
3.950%, 10/15/20	666,000	706,820
Hyatt Hotels Corp.
5.375%, 8/15/21	350,000	387,579
4.850%, 3/15/26	250,000	259,921
Marriott International, Inc.
3.375%, 10/15/20	626,000	648,368
3.250%, 9/15/22	1,700,000	1,719,927
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,070,166
5.350%, 3/1/18	968,000	1,040,606
2.100%, 12/7/18	290,000	295,892
5.000%, 2/1/19	750,000	821,918
2.200%, 5/26/20	750,000	760,866
3.500%, 7/15/20	150,000	160,031
2.750%, 12/9/20	320,000	331,273
3.625%, 5/20/21	400,000	429,793
3.250%, 6/10/24	1,000,000	1,031,309
3.375%, 5/26/25	750,000	779,804
3.700%, 1/30/26	1,500,000	1,587,687
Starbucks Corp.
2.100%, 2/4/21	300,000	306,420
2.700%, 6/15/22	400,000	411,148
3.850%, 10/1/23	850,000	928,119
Wyndham Worldwide Corp.
2.500%, 3/1/18	950,000	948,113
4.250%, 3/1/22	1,094,000	1,132,865

		16,781,762

Household Durables (0.1%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	253,681
3.800%, 11/15/24	300,000	311,828
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,235,675
Newell Rubbermaid, Inc.
2.150%, 10/15/18	375,000	375,284
2.600%, 3/29/19	590,000	598,163
2.875%, 12/1/19	550,000	554,612
3.150%, 4/1/21	500,000	512,707
3.850%, 4/1/23	1,075,000	1,114,141
4.000%, 12/1/24	400,000	405,671
3.900%, 11/1/25	750,000	755,920
4.200%, 4/1/26	850,000	889,339
NVR, Inc.
3.950%, 9/15/22	150,000	155,874
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	515,857
Whirlpool Corp.
1.650%, 11/1/17	175,000	175,406
2.400%, 3/1/19	900,000	904,726
4.850%, 6/15/21	400,000	441,193
3.700%, 3/1/23	250,000	259,708
3.700%, 5/1/25	500,000	510,303

		9,970,088

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
1.200%, 11/29/17	1,500,000	1,502,947
2.600%, 12/5/19	450,000	468,433
3.300%, 12/5/21	1,050,000	1,116,078
2.500%, 11/29/22	1,200,000	1,222,799
3.800%, 12/5/24	1,000,000	1,092,616
Expedia, Inc.
7.456%, 8/15/18	500,000	559,105
5.950%, 8/15/20	1,394,000	1,551,696
Priceline Group, Inc.
3.650%, 3/15/25	600,000	606,691
QVC, Inc.
3.125%, 4/1/19	333,000	333,613
5.125%, 7/2/22	500,000	523,750
4.375%, 3/15/23	300,000	286,554
4.850%, 4/1/24	500,000	490,945
4.450%, 2/15/25	670,000	646,131

		10,401,358

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	511,317
Mattel, Inc.
1.700%, 3/15/18	500,000	497,143
2.350%, 5/6/19	500,000	503,306
3.150%, 3/15/23	300,000	292,166

		1,803,932

Media (1.1%)
21st Century Fox America, Inc.
6.900%, 3/1/19	596,000	675,800
5.650%, 8/15/20	594,000	679,885
4.500%, 2/15/21	500,000	550,306
3.000%, 9/15/22	1,000,000	1,026,736
3.700%, 10/15/25	2,040,000	2,125,100
CBS Corp.
5.750%, 4/15/20	1,256,000	1,418,440
3.375%, 3/1/22	2,000,000	2,059,782
CCO Safari II LLC
3.579%, 7/23/20§	1,165,000	1,189,814
4.464%, 7/23/22§	1,850,000	1,928,625
4.908%, 7/23/25§	3,850,000	4,049,045
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	87,646
Comcast Corp.
5.700%, 7/1/19	1,289,000	1,457,832

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.150%, 3/1/20	$2,806,000	$3,153,374
3.125%, 7/15/22	1,050,000	1,109,801
2.850%, 1/15/23	2,150,000	2,246,060
2.750%, 3/1/23	1,500,000	1,546,978
3.600%, 3/1/24	2,000,000	2,163,457
3.150%, 3/1/26	2,000,000	2,080,099
Discovery Communications LLC
5.050%, 6/1/20	2,262,000	2,422,255
4.375%, 6/15/21	62,000	64,711
3.300%, 5/15/22	500,000	484,991
3.250%, 4/1/23	1,000,000	950,261
4.900%, 3/11/26	500,000	515,228
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	648,648
Historic TW, Inc.
6.875%, 6/15/18	62,000	68,879
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	900,000	896,946
4.000%, 3/15/22	315,000	322,305
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,254,484
4.375%, 4/1/21	1,971,000	2,204,824
2.875%, 1/15/23	156,000	161,695
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	761,999
4.450%, 8/15/20	1,280,000	1,392,391
3.625%, 5/1/22	1,281,000	1,341,997
3.650%, 11/1/24	750,000	773,555
RELX Capital, Inc.
8.625%, 1/15/19	1,691,000	1,962,828
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	501,385
2.800%, 6/15/20	500,000	499,166
3.500%, 6/15/22	500,000	500,942
3.900%, 11/15/24	800,000	790,591
3.950%, 6/15/25	500,000	491,323
Thomson Reuters Corp.
1.650%, 9/29/17	500,000	499,512
6.500%, 7/15/18	1,058,000	1,165,050
4.700%, 10/15/19	369,000	396,625
4.300%, 11/23/23	500,000	534,232
Time Warner Cable, Inc.
5.850%, 5/1/17	1,706,000	1,774,079
6.750%, 7/1/18	2,500,000	2,744,504
8.750%, 2/14/19	1,000,000	1,169,379
8.250%, 4/1/19	1,846,000	2,146,124
5.000%, 2/1/20	1,061,000	1,151,709
4.000%, 9/1/21	1,500,000	1,561,283
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,960,184
4.700%, 1/15/21	1,812,000	1,991,601
3.400%, 6/15/22	500,000	517,939
4.050%, 12/15/23	1,250,000	1,336,036
3.550%, 6/1/24	2,000,000	2,061,882
Viacom, Inc.
3.500%, 4/1/17	156,000	158,078
2.500%, 9/1/18	200,000	201,245
2.200%, 4/1/19	600,000	599,394
5.625%, 9/15/19	1,641,000	1,791,934
3.875%, 12/15/21	125,000	127,786
3.125%, 6/15/22	500,000	486,403
3.250%, 3/15/23	1,000,000	960,469
4.250%, 9/1/23	1,100,000	1,117,906
Walt Disney Co.
6.000%, 7/17/17	446,000	475,480
1.100%, 12/1/17	2,000,000	2,006,250
1.500%, 9/17/18	355,000	359,800
5.500%, 3/15/19	500,000	562,674
1.850%, 5/30/19	1,000,000	1,020,833
2.150%, 9/17/20	500,000	512,456
3.750%, 6/1/21	181,000	198,643
2.750%, 8/16/21	1,000,000	1,045,868
2.550%, 2/15/22	2,000,000	2,056,906
2.350%, 12/1/22	650,000	662,684
3.150%, 9/17/25	500,000	532,819
WPP Finance 2010
4.750%, 11/21/21	160,000	176,479
3.750%, 9/19/24	1,000,000	1,011,965

		87,636,395

Multiline Retail (0.2%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,032,067
1.875%, 4/15/18	194,000	195,028
3.250%, 4/15/23	1,150,000	1,145,890
4.150%, 11/1/25	125,000	130,929
Kohl’s Corp.
4.750%, 12/15/23	800,000	832,006
4.250%, 7/17/25	750,000	741,806
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21	500,000	515,116
3.875%, 1/15/22	400,000	410,852
4.375%, 9/1/23	635,000	657,270
3.625%, 6/1/24	1,000,000	971,435
Nordstrom, Inc.
6.250%, 1/15/18	277,000	298,006
4.750%, 5/1/20	584,000	630,815
4.000%, 10/15/21	600,000	632,359
Target Corp.
6.000%, 1/15/18	1,550,000	1,687,032
2.300%, 6/26/19	1,500,000	1,542,543
3.875%, 7/15/20	1,000,000	1,093,465

		12,516,619

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	167,669
4.500%, 12/1/23	1,000,000	1,038,657
AutoNation, Inc.
3.350%, 1/15/21	375,000	379,674
4.500%, 10/1/25	215,000	220,613
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,076,722
2.500%, 4/15/21	100,000	99,246
3.700%, 4/15/22	350,000	366,797
3.250%, 4/15/25	333,000	331,953
Bed Bath & Beyond, Inc.
3.749%, 8/1/24	350,000	349,472
Gap, Inc.
5.950%, 4/12/21	1,094,000	1,191,128
Home Depot, Inc.
2.250%, 9/10/18	742,000	764,382
2.000%, 6/15/19	1,000,000	1,025,014
2.000%, 4/1/21	1,500,000	1,515,532
4.400%, 4/1/21	650,000	728,171
2.625%, 6/1/22	1,750,000	1,812,866
2.700%, 4/1/23	800,000	833,405
3.750%, 2/15/24	1,000,000	1,109,478
3.350%, 9/15/25	490,000	529,559
Lowe’s Cos., Inc.
1.625%, 4/15/17	250,000	251,918
4.625%, 4/15/20	1,089,000	1,205,505
3.120%, 4/15/22	750,000	792,752
3.875%, 9/15/23	1,000,000	1,102,079

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 9/15/24	$500,000	$525,600
3.375%, 9/15/25	510,000	545,810
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	313,575
4.625%, 9/15/21	300,000	326,058
3.800%, 9/1/22	300,000	312,320
3.850%, 6/15/23	250,000	261,802
3.550%, 3/15/26	500,000	513,841
Ross Stores, Inc.
3.375%, 9/15/24	300,000	301,345
Signet UK Finance plc
4.700%, 6/15/24	500,000	495,630
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,001,015
4.375%, 1/12/23	100,000	99,785
TJX Cos., Inc.
6.950%, 4/15/19	385,000	447,370
2.750%, 6/15/21	750,000	777,212
2.500%, 5/15/23	450,000	447,380

		24,261,335

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	107,358
Coach, Inc.
4.250%, 4/1/25	500,000	491,693
NIKE, Inc.
2.250%, 5/1/23	450,000	456,107
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	303,946
2.625%, 8/18/20	400,000	409,883

		1,768,987

Total Consumer Discretionary		173,549,596

Consumer Staples (2.5%)
Beverages (1.0%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	62,000	68,019
Anheuser-Busch InBev Finance, Inc.
1.250%, 1/17/18	500,000	501,311
1.900%, 2/1/19	2,975,000	3,016,022
2.650%, 2/1/21	6,125,000	6,285,604
2.625%, 1/17/23	2,356,000	2,360,747
3.300%, 2/1/23	3,975,000	4,125,533
3.700%, 2/1/24	2,500,000	2,651,466
3.650%, 2/1/26	9,000,000	9,463,066
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	1,414,000	1,421,772
7.750%, 1/15/19	3,300,000	3,841,832
5.375%, 1/15/20	2,181,000	2,450,426
4.375%, 2/15/21	1,158,000	1,279,595
2.500%, 7/15/22	1,300,000	1,305,176
Beam Suntory, Inc.
1.750%, 6/15/18	500,000	499,582
3.250%, 5/15/22	250,000	250,078
3.250%, 6/15/23	500,000	492,268
Bottling Group LLC
5.125%, 1/15/19	846,000	932,441
Brown-Forman Corp.
1.000%, 1/15/18	500,000	495,162
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	261,165
Coca-Cola Co.
0.875%, 10/27/17	220,000	220,360
1.650%, 3/14/18	1,800,000	1,827,514
1.150%, 4/1/18	500,000	502,977
1.875%, 10/27/20	750,000	759,962
2.450%, 11/1/20	1,000,000	1,039,185
3.150%, 11/15/20	1,001,000	1,070,752
3.300%, 9/1/21	1,000,000	1,077,321
2.500%, 4/1/23	1,000,000	1,024,351
3.200%, 11/1/23	2,650,000	2,845,212
2.875%, 10/27/25	850,000	879,930
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	157,914
3.250%, 8/19/21	350,000	366,346
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,450,000	1,465,595
3.875%, 11/26/23	500,000	513,150
Diageo Capital plc
5.750%, 10/23/17	1,700,000	1,813,499
1.125%, 4/29/18	1,250,000	1,242,128
2.625%, 4/29/23	1,500,000	1,515,915
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,032,018
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	300,000	306,252
3.200%, 11/15/21	300,000	310,980
3.400%, 11/15/25	1,250,000	1,292,113
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	144,357
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	515,022
PepsiCo, Inc.
1.125%, 7/17/17	750,000	752,654
1.250%, 8/13/17	1,900,000	1,909,785
1.000%, 10/13/17	280,000	280,365
5.000%, 6/1/18	156,000	169,167
7.900%, 11/1/18	1,297,000	1,509,084
2.250%, 1/7/19	1,000,000	1,030,030
1.500%, 2/22/19	275,000	278,098
4.500%, 1/15/20	2,700,000	3,006,791
2.150%, 10/14/20	750,000	766,134
3.125%, 11/1/20	250,000	266,283
2.750%, 3/5/22	1,750,000	1,827,776
3.100%, 7/17/22	750,000	797,027
2.750%, 3/1/23	1,000,000	1,036,203
3.600%, 3/1/24	1,000,000	1,095,945
3.500%, 7/17/25	750,000	813,815
2.850%, 2/24/26	300,000	308,157

		79,471,432

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.125%, 12/15/17	1,000,000	1,003,791
1.700%, 12/15/19	1,000,000	1,012,123
CVS Health Corp.
5.750%, 6/1/17	1,545,000	1,626,925
1.900%, 7/20/18	1,000,000	1,014,754
2.250%, 12/5/18	694,000	710,780
2.250%, 8/12/19	1,500,000	1,538,893
4.750%, 5/18/20	304,000	333,974
2.800%, 7/20/20	2,000,000	2,077,013
3.500%, 7/20/22	1,650,000	1,763,365
2.750%, 12/1/22	2,000,000	2,058,370
4.000%, 12/5/23	1,100,000	1,211,340
3.875%, 7/20/25	2,400,000	2,587,385

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Kroger Co.
6.400%, 8/15/17	$100,000	$106,883
2.000%, 1/15/19	125,000	126,611
6.150%, 1/15/20	1,602,000	1,845,787
3.300%, 1/15/21	100,000	105,890
2.600%, 2/1/21	250,000	256,795
2.950%, 11/1/21	960,000	997,547
3.400%, 4/15/22	350,000	371,166
3.850%, 8/1/23	1,250,000	1,344,534
4.000%, 2/1/24	190,000	206,035
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,206,790
1.900%, 4/1/19	435,000	437,605
2.600%, 10/1/20	500,000	509,813
2.500%, 7/15/21	715,000	721,779
Walgreen Co.
5.250%, 1/15/19	162,000	174,954
3.100%, 9/15/22	1,281,000	1,291,579
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	1,000,000	1,001,505
2.700%, 11/18/19	1,000,000	1,020,559
3.300%, 11/18/21	940,000	967,702
3.800%, 11/18/24	2,000,000	2,046,754
Wal-Mart Stores, Inc.
1.000%, 4/21/17	1,000,000	1,002,481
5.800%, 2/15/18	596,000	649,969
1.125%, 4/11/18	1,625,000	1,633,561
4.125%, 2/1/19	1,750,000	1,894,427
3.625%, 7/8/20	187,000	203,940
3.250%, 10/25/20	2,037,000	2,191,839
2.550%, 4/11/23	1,650,000	1,699,515
3.300%, 4/22/24	2,000,000	2,155,531
Whole Foods Market, Inc.
5.200%, 12/3/25§	500,000	521,804

		43,632,068

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,038,000	1,117,064
4.479%, 3/1/21	250,000	278,005
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	655,224
3.500%, 11/24/20	625,000	638,588
Campbell Soup Co.
3.050%, 7/15/17	269,000	275,045
4.500%, 2/15/19	521,000	556,747
4.250%, 4/15/21	100,000	107,842
2.500%, 8/2/22	363,000	355,728
3.300%, 3/19/25	450,000	463,696
ConAgra Foods, Inc.
1.900%, 1/25/18	700,000	699,940
7.000%, 4/15/19	231,000	262,505
3.200%, 1/25/23	1,805,000	1,813,241
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,335,349
2.200%, 10/21/19	1,000,000	1,016,927
3.150%, 12/15/21	1,000,000	1,042,751
Hershey Co.
1.600%, 8/21/18	160,000	161,202
4.125%, 12/1/20	500,000	549,019
2.625%, 5/1/23	250,000	252,317
3.200%, 8/21/25	300,000	311,220
Hormel Foods Corp.
4.125%, 4/15/21	350,000	383,282
Ingredion, Inc.
1.800%, 9/25/17	250,000	249,599
4.625%, 11/1/20	269,000	289,829
J.M. Smucker Co.
3.500%, 10/15/21	750,000	789,647
Kellogg Co.
1.750%, 5/17/17	1,000,000	1,006,978
3.250%, 5/21/18	290,000	300,144
4.150%, 11/15/19	500,000	536,426
4.000%, 12/15/20	542,000	583,431
3.125%, 5/17/22	500,000	512,637
Kraft Heinz Foods Co.
2.250%, 6/5/17	1,000,000	1,009,783
1.600%, 6/30/17§	510,000	511,360
2.000%, 7/2/18§	415,000	418,785
6.125%, 8/23/18	1,250,000	1,380,364
5.375%, 2/10/20	1,163,000	1,298,982
2.800%, 7/2/20§	900,000	918,761
3.500%, 6/6/22	1,700,000	1,794,308
3.500%, 7/15/22§	900,000	943,986
3.950%, 7/15/25§	1,100,000	1,177,382
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	273,665
3.500%, 9/1/23	357,000	378,773
3.250%, 11/15/25	235,000	245,401
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	872,729
3.000%, 11/15/20	310,000	317,983
4.125%, 11/15/25	610,000	647,576
Mondelez International, Inc.
6.125%, 2/1/18	1,866,000	1,998,446
4.000%, 2/1/24	2,150,000	2,297,268
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,788,100
4.500%, 6/15/22	1,375,000	1,510,628
Unilever Capital Corp.
0.850%, 8/2/17	1,500,000	1,500,455
4.800%, 2/15/19	1,296,000	1,415,528
2.200%, 3/6/19	500,000	514,527
2.100%, 7/30/20	400,000	407,251
4.250%, 2/10/21	350,000	388,310
3.100%, 7/30/25	300,000	321,079

		40,875,813

Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	506,831
Clorox Co.
3.800%, 11/15/21	500,000	531,764
3.050%, 9/15/22	610,000	620,201
3.500%, 12/15/24	500,000	511,397
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	506,367
2.300%, 5/3/22	1,000,000	1,030,608
2.100%, 5/1/23	1,000,000	1,000,488
3.250%, 3/15/24	500,000	537,342
Kimberly-Clark Corp.
6.125%, 8/1/17	1,858,000	1,983,832
7.500%, 11/1/18	800,000	928,759
1.400%, 2/15/19	180,000	181,840
1.900%, 5/22/19	500,000	511,759
2.150%, 8/15/20	300,000	304,679
3.875%, 3/1/21	100,000	109,129
2.650%, 3/1/25	200,000	201,781
3.050%, 8/15/25	300,000	313,590
2.750%, 2/15/26	250,000	255,765
Procter & Gamble Co.
1.600%, 11/15/18	900,000	913,544
4.700%, 2/15/19	2,465,000	2,710,978

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 8/15/23	$2,625,000	$2,798,693

		16,459,347

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,094,647
9.250%, 8/6/19	1,437,000	1,773,404
2.625%, 1/14/20	1,500,000	1,550,489
4.750%, 5/5/21	950,000	1,077,614
2.850%, 8/9/22	1,700,000	1,762,479
2.950%, 5/2/23	156,000	161,421
Philip Morris International, Inc.
1.250%, 8/11/17	250,000	250,996
1.125%, 8/21/17	1,000,000	1,003,215
1.250%, 11/9/17	160,000	160,652
5.650%, 5/16/18	2,689,000	2,940,050
1.875%, 1/15/19	600,000	609,241
4.500%, 3/26/20	1,000,000	1,104,707
4.125%, 5/17/21	300,000	333,514
2.500%, 8/22/22	1,000,000	1,024,490
2.625%, 3/6/23	1,150,000	1,177,548
3.600%, 11/15/23	600,000	655,308
3.250%, 11/10/24	500,000	534,698
3.375%, 8/11/25	250,000	269,126
Reynolds American, Inc.
2.300%, 6/12/18	190,000	193,359
8.125%, 6/23/19	572,000	682,940
6.875%, 5/1/20	1,266,000	1,485,712
3.250%, 6/12/20	162,000	169,287
4.000%, 6/12/22	600,000	650,314
4.850%, 9/15/23	1,500,000	1,703,230
4.450%, 6/12/25	2,035,000	2,236,811

		24,605,252

Total Consumer Staples		205,043,912

Energy (3.2%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,011,161
Cameron International Corp.
6.375%, 7/15/18	300,000	330,798
4.500%, 6/1/21	350,000	364,705
4.000%, 12/15/23	750,000	758,277
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	243,683
3.450%, 10/1/22	400,000	357,501
Halliburton Co.
2.000%, 8/1/18	250,000	251,399
6.150%, 9/15/19	1,723,000	1,947,211
2.700%, 11/15/20	1,012,000	1,024,267
3.250%, 11/15/21	350,000	357,257
3.375%, 11/15/22	994,000	1,008,873
3.500%, 8/1/23	800,000	806,196
3.800%, 11/15/25	1,562,000	1,555,261
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	796,000
9.250%, 1/15/19	1,300,000	1,313,000
5.000%, 9/15/20	700,000	603,750
4.625%, 9/15/21	156,000	131,820
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	486,894
2.600%, 12/1/22	687,000	574,735
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	431,543
Western Atlas, Inc.
6.000%, 6/1/18	200,000	212,089

		14,566,420

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.
6.375%, 9/15/17	1,500,000	1,569,450
8.700%, 3/15/19	927,000	1,039,630
4.850%, 3/15/21	475,000	479,750
3.450%, 7/15/24	800,000	707,552
5.550%, 3/15/26	1,250,000	1,258,875
ANR Pipeline Co.
9.625%, 11/1/21	500,000	640,916
Apache Corp.
3.625%, 2/1/21	1,000,000	993,657
3.250%, 4/15/22	362,000	347,708
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	746,440
4.950%, 12/15/24	500,000	453,313
BP Capital Markets plc
1.375%, 11/6/17	750,000	746,758
1.674%, 2/13/18	500,000	499,941
1.375%, 5/10/18	1,519,000	1,506,487
2.241%, 9/26/18	1,500,000	1,516,694
4.750%, 3/10/19	1,121,000	1,209,157
2.237%, 5/10/19	100,000	101,104
2.521%, 1/15/20	880,000	888,029
2.315%, 2/13/20	1,000,000	1,005,374
4.500%, 10/1/20	1,637,000	1,783,539
4.742%, 3/11/21	1,000,000	1,107,296
3.561%, 11/1/21	1,500,000	1,576,579
3.245%, 5/6/22	1,375,000	1,405,340
2.500%, 11/6/22	1,500,000	1,456,253
2.750%, 5/10/23	1,000,000	979,812
3.994%, 9/26/23	500,000	528,095
3.814%, 2/10/24	1,150,000	1,193,577
3.535%, 11/4/24	1,150,000	1,172,195
Buckeye Partners LP
5.500%, 8/15/19	479,000	494,601
4.875%, 2/1/21	1,420,000	1,437,973
Canadian Natural Resources Ltd.
5.700%, 5/15/17	2,095,000	2,159,688
1.750%, 1/15/18	875,000	853,185
5.900%, 2/1/18	100,000	103,309
3.800%, 4/15/24	64,000	57,641
Chevron Corp.
1.344%, 11/9/17	750,000	754,253
1.104%, 12/5/17	1,500,000	1,497,053
1.365%, 3/2/18	1,500,000	1,505,952
1.718%, 6/24/18	2,000,000	2,020,848
1.790%, 11/16/18	750,000	759,309
4.950%, 3/3/19	1,346,000	1,476,474
2.193%, 11/15/19	715,000	728,085
1.961%, 3/3/20	1,500,000	1,515,993
2.427%, 6/24/20	2,250,000	2,289,828
2.419%, 11/17/20	750,000	768,866
2.411%, 3/3/22	500,000	508,348
2.355%, 12/5/22	1,800,000	1,794,840
3.191%, 6/24/23	1,425,000	1,458,290
3.326%, 11/17/25	1,000,000	1,024,196
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	981,120
CNOOC Finance 2013 Ltd.
1.750%, 5/9/18	254,000	253,746
3.000%, 5/9/23	2,450,000	2,376,769
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,569,351

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	$1,000,000	$992,129
CNOOC Nexen Finance 2014 ULC
1.625%, 4/30/17	2,000,000	1,999,493
4.250%, 4/30/24	1,100,000	1,136,767
Columbia Pipeline Group, Inc.
2.450%, 6/1/18§	175,000	173,035
3.300%, 6/1/20§	250,000	248,352
4.500%, 6/1/25§	400,000	395,736
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,724,412
5.750%, 2/1/19	2,166,000	2,346,771
6.000%, 1/15/20	1,000,000	1,110,515
2.200%, 5/15/20	430,000	422,183
4.200%, 3/15/21	750,000	783,055
2.400%, 12/15/22	1,806,000	1,695,972
3.350%, 11/15/24	250,000	240,305
3.350%, 5/15/25	715,000	703,031
4.950%, 3/15/26	750,000	782,487
Devon Energy Corp.
2.250%, 12/15/18	250,000	233,125
6.300%, 1/15/19	1,000,000	1,003,810
4.000%, 7/15/21	837,000	744,614
3.250%, 5/15/22	750,000	635,329
5.850%, 12/15/25	500,000	481,450
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,013,750
7.625%, 7/23/19	1,859,000	2,040,252
4.125%, 1/16/25	1,000,000	852,500
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	514,346
Enable Midstream Partners LP
2.400%, 5/15/19	750,000	652,796
3.900%, 5/15/24	750,000	592,757
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	558,581
5.200%, 3/15/20	1,081,000	1,081,822
4.200%, 9/15/21	500,000	469,770
Enbridge, Inc.
5.600%, 4/1/17	200,000	200,543
3.500%, 6/10/24	1,000,000	907,865
Encana Corp.
6.500%, 5/15/19	500,000	498,900
3.900%, 11/15/21	500,000	438,150
Energy Transfer Partners LP
2.500%, 6/15/18	675,000	651,638
6.700%, 7/1/18	844,000	883,790
9.700%, 3/15/19	346,000	382,178
9.000%, 4/15/19	1,000,000	1,059,415
4.150%, 10/1/20	800,000	774,314
4.650%, 6/1/21	1,500,000	1,447,884
5.200%, 2/1/22	1,000,000	948,354
3.600%, 2/1/23	1,150,000	999,454
4.050%, 3/15/25	2,000,000	1,765,950
4.750%, 1/15/26	1,250,000	1,142,009
Enterprise Products Operating LLC
6.300%, 9/15/17	100,000	105,833
6.650%, 4/15/18	2,000,000	2,162,652
2.550%, 10/15/19	750,000	751,590
5.250%, 1/31/20	200,000	217,327
5.200%, 9/1/20	1,500,000	1,635,334
4.050%, 2/15/22	500,000	510,805
3.350%, 3/15/23	1,356,000	1,345,434
3.750%, 2/15/25	1,415,000	1,412,584
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,191,763
4.100%, 2/1/21	1,625,000	1,714,746
3.150%, 4/1/25	2,000,000	1,920,666
4.150%, 1/15/26	500,000	518,409
EQT Corp.
6.500%, 4/1/18	500,000	513,640
8.125%, 6/1/19	1,027,000	1,106,500
4.875%, 11/15/21	156,000	149,195
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	359,597
Exxon Mobil Corp.
1.439%, 3/1/18	565,000	569,308
1.305%, 3/6/18	250,000	251,277
1.708%, 3/1/19	1,000,000	1,011,781
1.819%, 3/15/19	1,500,000	1,522,472
1.912%, 3/6/20	1,000,000	1,008,476
2.222%, 3/1/21	1,480,000	1,504,710
2.397%, 3/6/22	250,000	253,266
2.726%, 3/1/23	1,680,000	1,709,220
3.176%, 3/15/24	2,000,000	2,082,135
2.709%, 3/6/25	1,000,000	1,001,079
3.043%, 3/1/26	2,025,000	2,073,218
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	686,630
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	302,759
Hess Corp.
1.300%, 6/15/17	200,000	196,760
8.125%, 2/15/19	1,140,000	1,247,730
Husky Energy, Inc.
7.250%, 12/15/19	295,000	323,248
3.950%, 4/15/22	2,000,000	1,986,998
4.000%, 4/15/24	125,000	117,916
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	500,000	491,040
9.000%, 2/1/19	793,000	895,612
6.850%, 2/15/20	1,061,000	1,154,601
6.500%, 4/1/20	375,000	398,577
5.300%, 9/15/20	202,000	211,386
3.500%, 3/1/21	2,040,000	1,954,291
5.800%, 3/1/21	1,000,000	1,043,285
4.150%, 3/1/22	500,000	486,402
3.950%, 9/1/22	3,750,000	3,610,524
3.450%, 2/15/23	500,000	455,438
3.500%, 9/1/23	100,000	89,909
4.250%, 9/1/24	750,000	707,320
Kinder Morgan, Inc.
2.000%, 12/1/17	1,110,000	1,097,679
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	319,851
4.250%, 2/1/21	624,000	653,176
3.200%, 3/15/25	750,000	708,492
5.000%, 3/1/26	250,000	269,475
Marathon Oil Corp.
6.000%, 10/1/17	500,000	506,875
5.900%, 3/15/18	283,000	283,000
2.700%, 6/1/20	750,000	636,094
2.800%, 11/1/22	875,000	704,375
3.850%, 6/1/25	750,000	609,000
Marathon Petroleum Corp.
2.700%, 12/14/18	1,000,000	996,150
3.400%, 12/15/20	1,000,000	979,896

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 3/1/21	$391,000	$406,335
MPLX LP
4.875%, 12/1/24§	1,000,000	920,158
4.000%, 2/15/25	300,000	261,017
4.875%, 6/1/25§	1,500,000	1,365,199
Nexen Energy ULC
6.200%, 7/30/19	500,000	551,737
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,095,852
4.150%, 12/15/21	156,000	155,695
3.900%, 11/15/24	1,500,000	1,402,788
Occidental Petroleum Corp.
1.500%, 2/15/18	500,000	494,187
4.100%, 2/1/21	1,000,000	1,080,375
3.125%, 2/15/22	1,500,000	1,534,613
2.600%, 4/15/22	900,000	906,511
2.700%, 2/15/23	1,156,000	1,140,566
3.400%, 4/15/26	355,000	357,861
ONEOK Partners LP
3.200%, 9/15/18	1,500,000	1,451,003
8.625%, 3/1/19	1,602,000	1,742,028
3.375%, 10/1/22	150,000	132,906
5.000%, 9/15/23	1,000,000	947,347
Petroleos Mexicanos
5.750%, 3/1/18	1,286,000	1,350,300
3.500%, 7/18/18	1,000,000	1,013,500
3.125%, 1/23/19	1,500,000	1,486,500
5.500%, 2/4/19§	605,000	632,225
8.000%, 5/3/19	1,900,000	2,116,505
6.000%, 3/5/20	2,323,000	2,450,765
3.500%, 7/23/20	2,000,000	1,960,000
6.375%, 2/4/21§	1,000,000	1,064,000
4.875%, 1/24/22	1,500,000	1,490,250
3.500%, 1/30/23	2,381,000	2,151,757
4.875%, 1/18/24	2,000,000	1,960,500
2.378%, 4/15/25	1,026,000	1,045,289
2.460%, 12/15/25	1,000,000	1,028,800
6.875%, 8/4/26§	1,000,000	1,080,000
Phillips 66
2.950%, 5/1/17	1,794,000	1,826,295
4.300%, 4/1/22	2,250,000	2,377,521
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	896,187
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	282,253
3.450%, 1/15/21	500,000	497,977
4.450%, 1/15/26	1,250,000	1,256,050
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	477,000	495,802
8.750%, 5/1/19	404,000	432,685
2.600%, 12/15/19	1,575,000	1,498,635
5.000%, 2/1/21	1,000,000	996,143
3.850%, 10/15/23	250,000	220,799
3.600%, 11/1/24	1,250,000	1,071,554
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,031,995
8.000%, 10/1/19	345,000	373,677
3.300%, 3/15/23	500,000	442,961
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,398,189
3.500%, 3/15/25	1,000,000	959,063
Statoil ASA
3.125%, 8/17/17	1,062,000	1,088,162
1.250%, 11/9/17	1,000,000	998,374
1.150%, 5/15/18	1,000,000	993,203
5.250%, 4/15/19	1,006,000	1,105,242
2.250%, 11/8/19	1,000,000	1,009,356
2.900%, 11/8/20	1,170,000	1,199,526
2.750%, 11/10/21	1,000,000	1,012,353
3.150%, 1/23/22	1,000,000	1,023,349
2.450%, 1/17/23	500,000	481,146
2.650%, 1/15/24	500,000	484,239
3.700%, 3/1/24	1,000,000	1,041,311
3.250%, 11/10/24	600,000	604,394
Suncor Energy, Inc.
6.100%, 6/1/18	1,925,000	2,059,692
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	245,518
3.450%, 1/15/23	750,000	669,502
4.250%, 4/1/24	1,000,000	913,773
5.950%, 12/1/25	250,000	250,248
TC PipeLines LP
4.375%, 3/13/25	1,000,000	873,433
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	550,000	565,653
Total Capital Canada Ltd.
1.450%, 1/15/18	1,150,000	1,151,144
2.750%, 7/15/23	1,000,000	988,445
Total Capital International S.A.
1.550%, 6/28/17	1,000,000	1,003,914
2.125%, 1/10/19	1,000,000	1,010,745
2.100%, 6/19/19	1,000,000	1,018,494
2.875%, 2/17/22	250,000	255,873
2.700%, 1/25/23	1,187,000	1,174,965
3.750%, 4/10/24	2,000,000	2,088,837
Total Capital S.A.
2.125%, 8/10/18	1,000,000	1,015,266
4.450%, 6/24/20	825,000	904,402
4.125%, 1/28/21	1,100,000	1,191,494
4.250%, 12/15/21	500,000	536,997
TransCanada PipeLines Ltd.
1.625%, 11/9/17	750,000	751,354
1.875%, 1/12/18	1,000,000	997,172
3.125%, 1/15/19	100,000	100,746
7.125%, 1/15/19	1,293,000	1,427,119
3.800%, 10/1/20	1,298,000	1,343,080
2.500%, 8/1/22	850,000	793,633
4.875%, 1/15/26	550,000	578,956
6.350%, 5/15/67(l)	1,371,000	928,853
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	99,767
Valero Energy Corp.
6.125%, 6/15/17	500,000	523,820
9.375%, 3/15/19	554,000	658,422
6.125%, 2/1/20	1,154,000	1,281,763
3.650%, 3/15/25	600,000	586,384
Western Gas Partners LP
4.000%, 7/1/22	500,000	445,000
3.950%, 6/1/25	1,400,000	1,197,000
Williams Partners LP
5.250%, 3/15/20	1,000,000	958,377
4.125%, 11/15/20	250,000	226,604
4.000%, 11/15/21	750,000	638,214
3.600%, 3/15/22	1,500,000	1,217,617
3.350%, 8/15/22	1,200,000	980,688
4.500%, 11/15/23	1,000,000	846,599
4.300%, 3/4/24	3,000,000	2,499,436
4.000%, 9/15/25	2,500,000	2,006,910

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
XTO Energy, Inc.
6.250%, 8/1/17	$1,150,000	$1,230,563

		249,871,816

Total Energy		264,438,236

Financials (13.9%)
Banks (6.9%)
Agricultural Bank Of China Ltd./New York
2.000%, 5/21/18	397,000	397,832
2.750%, 5/21/20	500,000	508,243
American Express Bank FSB
6.000%, 9/13/17	500,000	530,916
Associated Banc-Corp.
2.750%, 11/15/19	550,000	553,557
Australia & New Zealand Banking Group Ltd./New York
1.250%, 6/13/17	1,500,000	1,499,594
1.875%, 10/6/17	500,000	503,989
1.500%, 1/16/18	1,100,000	1,101,666
1.450%, 5/15/18	750,000	749,256
2.000%, 11/16/18	250,000	251,760
2.700%, 11/16/20	500,000	510,544
3.700%, 11/16/25	1,000,000	1,069,004
Banco Bilbao Vizcaya Argentaria S.A.
3.000%, 10/20/20	1,000,000	1,003,333
Bancolombia S.A.
5.950%, 6/3/21	500,000	538,750
Bank of America Corp.
5.700%, 5/2/17	2,400,000	2,492,986
1.700%, 8/25/17	2,280,000	2,281,033
6.400%, 8/28/17	2,147,000	2,281,925
6.000%, 9/1/17	3,060,000	3,227,224
5.750%, 12/1/17	1,500,000	1,592,145
2.000%, 1/11/18	1,350,000	1,354,424
6.875%, 4/25/18	4,624,000	5,071,490
5.650%, 5/1/18	4,289,000	4,607,405
6.875%, 11/15/18	130,000	145,242
2.600%, 1/15/19	1,742,000	1,767,965
2.650%, 4/1/19	1,133,000	1,152,578
7.625%, 6/1/19	3,439,000	4,002,947
2.250%, 4/21/20	2,050,000	2,030,293
5.625%, 7/1/20	4,810,000	5,402,517
5.000%, 5/13/21	1,500,000	1,662,537
5.700%, 1/24/22	2,500,000	2,861,012
3.300%, 1/11/23	4,300,000	4,336,783
4.100%, 7/24/23	2,000,000	2,112,147
4.125%, 1/22/24	1,200,000	1,270,281
4.000%, 4/1/24	5,000,000	5,249,976
4.200%, 8/26/24	625,000	634,371
4.000%, 1/22/25	1,000,000	1,000,867
3.950%, 4/21/25	2,450,000	2,438,015
3.875%, 8/1/25	2,000,000	2,071,827
4.450%, 3/3/26	655,000	673,672
Bank of Montreal
1.300%, 7/14/17	1,250,000	1,249,795
1.400%, 9/11/17	1,700,000	1,700,322
1.450%, 4/9/18	1,000,000	998,595
2.550%, 11/6/22	1,300,000	1,303,122
Bank of Nova Scotia
1.250%, 4/11/17	1,250,000	1,251,324
1.300%, 7/21/17	1,000,000	1,000,798
1.450%, 4/25/18	1,150,000	1,148,061
1.700%, 6/11/18	1,500,000	1,504,256
1.950%, 1/15/19	750,000	754,549
2.050%, 6/5/19	1,000,000	1,006,625
2.350%, 10/21/20	1,250,000	1,257,609
4.375%, 1/13/21	1,150,000	1,259,287
2.450%, 3/22/21	750,000	755,212
2.800%, 7/21/21	1,000,000	1,027,097
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,418,883
Barclays plc
2.000%, 3/16/18	1,000,000	989,760
2.750%, 11/8/19	2,250,000	2,245,713
2.875%, 6/8/20	2,500,000	2,460,628
3.250%, 1/12/21	500,000	497,913
3.650%, 3/16/25	1,750,000	1,645,205
4.375%, 1/12/26	1,500,000	1,470,766
BB&T Corp.
4.900%, 6/30/17	693,000	722,062
1.600%, 8/15/17	1,200,000	1,202,105
2.050%, 6/19/18	850,000	858,377
2.250%, 2/1/19	600,000	608,147
6.850%, 4/30/19	100,000	114,954
5.250%, 11/1/19	460,000	502,032
2.625%, 6/29/20	1,000,000	1,019,749
3.950%, 3/22/22	250,000	264,018
BNP Paribas S.A.
2.375%, 9/14/17	1,000,000	1,013,162
2.700%, 8/20/18	2,000,000	2,042,849
2.400%, 12/12/18	100,000	101,590
2.450%, 3/17/19	1,700,000	1,728,543
5.000%, 1/15/21	2,000,000	2,232,901
3.250%, 3/3/23	650,000	668,650
4.250%, 10/15/24	1,000,000	1,007,369
Branch Banking & Trust Co.
1.000%, 4/3/17	2,000,000	1,997,275
2.300%, 10/15/18	1,000,000	1,014,484
3.625%, 9/16/25	750,000	782,431
3.800%, 10/30/26	300,000	318,281
Canadian Imperial Bank of Commerce
1.550%, 1/23/18	100,000	99,962
Capital One Bank USA N.A.
2.150%, 11/21/18	250,000	248,952
2.250%, 2/13/19	2,000,000	1,994,554
8.800%, 7/15/19	1,787,000	2,110,927
3.375%, 2/15/23	1,000,000	1,006,035
Capital One N.A./Virginia
1.500%, 9/5/17	3,000,000	2,983,173
1.500%, 3/22/18	1,000,000	987,516
2.350%, 8/17/18	500,000	501,011
2.950%, 7/23/21	1,000,000	997,347
Citigroup, Inc.
1.550%, 8/14/17	5,000,000	4,997,448
1.850%, 11/24/17	800,000	801,543
1.800%, 2/5/18	1,500,000	1,499,738
1.700%, 4/27/18	1,000,000	996,272
1.750%, 5/1/18	1,156,000	1,152,547
2.150%, 7/30/18	2,720,000	2,732,370
2.500%, 9/26/18	3,000,000	3,038,278
2.050%, 12/7/18	3,000,000	3,003,313
2.400%, 2/18/20	2,000,000	2,002,600
2.650%, 10/26/20	4,250,000	4,284,562
4.500%, 1/14/22	200,000	219,013
4.050%, 7/30/22	150,000	156,130
3.375%, 3/1/23	1,150,000	1,159,428
3.500%, 5/15/23	1,000,000	1,000,148
3.875%, 10/25/23	1,550,000	1,621,881
3.750%, 6/16/24	500,000	518,205

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 8/5/24	$2,500,000	$2,521,076
3.875%, 3/26/25	500,000	491,930
3.300%, 4/27/25	3,000,000	2,993,389
4.400%, 6/10/25	650,000	657,046
3.700%, 1/12/26	3,000,000	3,077,033
4.600%, 3/9/26	595,000	609,866
Citizens Bank N.A./Rhode Island
2.450%, 12/4/19	750,000	745,737
Citizens Financial Group, Inc.
4.350%, 8/1/25	750,000	767,670
4.300%, 12/3/25	750,000	776,155
Comerica Bank
2.500%, 6/2/20	1,250,000	1,264,882
4.000%, 7/27/25	250,000	248,959
Comerica, Inc.
2.125%, 5/23/19	400,000	395,897
Commonwealth Bank of Australia/New York
1.900%, 9/18/17	1,250,000	1,259,293
1.625%, 3/12/18	1,000,000	1,002,204
2.500%, 9/20/18	1,000,000	1,018,510
1.750%, 11/2/18	585,000	584,982
2.250%, 3/13/19	1,000,000	1,011,166
2.050%, 3/15/19	1,000,000	1,006,901
2.300%, 9/6/19	1,000,000	1,008,312
2.300%, 3/12/20	1,000,000	1,004,941
2.400%, 11/2/20	1,000,000	1,009,518
2.550%, 3/15/21	900,000	910,215
Compass Bank
1.850%, 9/29/17	500,000	499,738
6.400%, 10/1/17	300,000	317,532
3.875%, 4/10/25	1,000,000	936,114
Cooperatieve Rabobank UA
4.500%, 1/11/21	1,500,000	1,651,535
3.875%, 2/8/22	2,812,000	2,999,045
3.950%, 11/9/22	1,000,000	1,023,979
4.625%, 12/1/23	1,000,000	1,055,741
4.375%, 8/4/25	500,000	512,567
Cooperatieve Rabobank UA/New York
1.700%, 3/19/18	1,000,000	1,005,284
2.250%, 1/14/19	2,500,000	2,534,818
2.250%, 1/14/20	1,000,000	1,007,691
2.500%, 1/19/21	1,100,000	1,111,850
3.375%, 5/21/25	1,000,000	1,025,310
Corpbanca S.A.
3.125%, 1/15/18	500,000	497,515
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	492,371
3.125%, 12/10/20§	1,250,000	1,237,667
3.800%, 9/15/22	2,500,000	2,483,595
3.750%, 3/26/25	750,000	715,160
Discover Bank/Delaware
2.600%, 11/13/18	1,000,000	1,003,104
7.000%, 4/15/20	1,200,000	1,366,500
3.100%, 6/4/20	500,000	503,748
3.200%, 8/9/21	350,000	351,033
4.200%, 8/8/23	550,000	574,693
Fifth Third Bancorp
4.500%, 6/1/18	1,000,000	1,048,166
2.300%, 3/1/19	1,000,000	1,007,797
2.875%, 7/27/20	1,000,000	1,015,055
4.300%, 1/16/24	700,000	738,476
Fifth Third Bank/Ohio
1.450%, 2/28/18	300,000	299,195
2.150%, 8/20/18	1,000,000	1,005,427
2.300%, 3/15/19	355,000	356,852
2.375%, 4/25/19	1,000,000	1,006,365
3.850%, 3/15/26	600,000	614,609
First Republic Bank/California
2.375%, 6/17/19	500,000	499,235
Glitnir HF
0.000%, 10/15/08(h)§	4,650,000	93,000
HSBC Bank USA N.A.
4.875%, 8/24/20	1,000,000	1,071,868
HSBC Bank USA N.A./New York
6.000%, 8/9/17	750,000	788,693
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,290,279
5.100%, 4/5/21	2,700,000	2,959,298
4.875%, 1/14/22	750,000	819,150
4.000%, 3/30/22	1,650,000	1,730,207
4.250%, 3/14/24	1,700,000	1,713,311
4.250%, 8/18/25	1,600,000	1,596,335
4.300%, 3/8/26	2,500,000	2,574,922
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18	750,000	757,284
7.000%, 12/15/20	80,000	91,993
Huntington National Bank
1.375%, 4/24/17	1,500,000	1,499,377
2.200%, 11/6/18	1,000,000	997,710
2.200%, 4/1/19	500,000	496,757
Industrial & Commercial Bank of China Ltd./New York
2.351%, 11/13/17	355,000	357,805
2.157%, 11/13/18	750,000	753,184
3.231%, 11/13/19	700,000	724,169
2.905%, 11/13/20	750,000	762,851
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	1,005,000	1,028,655
3.875%, 1/15/19	1,000,000	1,027,628
5.250%, 1/12/24	1,500,000	1,609,727
JPMorgan Chase & Co.
2.000%, 8/15/17	1,750,000	1,768,338
6.000%, 1/15/18	4,043,000	4,352,619
1.800%, 1/25/18	1,000,000	1,004,944
1.625%, 5/15/18	2,156,000	2,159,948
2.350%, 1/28/19	3,000,000	3,054,781
1.850%, 3/22/19	2,500,000	2,508,468
6.300%, 4/23/19	7,707,000	8,715,892
4.950%, 3/25/20	500,000	549,259
2.750%, 6/23/20	1,250,000	1,278,755
4.400%, 7/22/20	3,230,000	3,509,861
4.250%, 10/15/20	874,000	948,105
2.550%, 10/29/20	3,385,000	3,424,654
2.550%, 3/1/21	1,000,000	1,008,164
4.625%, 5/10/21	2,000,000	2,212,177
4.350%, 8/15/21	300,000	328,698
4.500%, 1/24/22	2,000,000	2,205,117
3.250%, 9/23/22	2,849,000	2,963,435
3.200%, 1/25/23	4,369,000	4,479,569
3.375%, 5/1/23	2,075,000	2,076,280
3.875%, 2/1/24	3,000,000	3,190,189
3.625%, 5/13/24	3,000,000	3,133,297
3.900%, 7/15/25	3,000,000	3,182,579
3.300%, 4/1/26	2,000,000	2,014,709
KeyBank N.A./Ohio
1.650%, 2/1/18	2,000,000	2,000,128
1.700%, 6/1/18	250,000	249,942
2.350%, 3/8/19	445,000	450,538
2.250%, 3/16/20	750,000	747,742

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.300%, 6/1/25	$250,000	$256,404
KeyCorp
2.900%, 9/15/20	1,175,000	1,191,129
5.100%, 3/24/21	1,375,000	1,521,657
KfW
0.875%, 9/5/17	2,000,000	1,997,229
0.875%, 12/15/17	3,000,000	2,991,953
1.000%, 1/26/18	3,000,000	2,996,780
4.375%, 3/15/18	3,000,000	3,203,289
1.000%, 6/11/18	2,000,000	2,001,108
4.500%, 7/16/18	2,385,000	2,571,084
1.125%, 11/16/18	2,000,000	2,000,574
1.875%, 4/1/19	3,150,000	3,216,004
4.875%, 6/17/19	1,900,000	2,113,840
1.750%, 10/15/19	2,500,000	2,533,717
4.000%, 1/27/20	8,539,000	9,350,178
1.500%, 4/20/20	4,000,000	4,019,097
1.875%, 6/30/20	3,000,000	3,062,638
2.750%, 9/8/20	2,436,000	2,558,472
2.750%, 10/1/20	3,150,000	3,327,007
1.875%, 11/30/20	1,500,000	1,524,832
1.625%, 3/15/21	4,000,000	4,015,941
2.375%, 8/25/21	1,500,000	1,560,161
2.625%, 1/25/22	3,000,000	3,161,490
2.000%, 10/4/22	2,312,000	2,347,063
2.125%, 1/17/23	3,350,000	3,419,879
2.500%, 11/20/24	5,000,000	5,189,045
2.000%, 5/2/25	2,000,000	1,992,811
Landwirtschaftliche Rentenbank
0.875%, 9/12/17	1,000,000	999,432
2.375%, 9/13/17	1,000,000	1,020,778
1.000%, 4/4/18	3,250,000	3,248,828
1.750%, 4/15/19	2,000,000	2,032,240
1.375%, 10/23/19	829,000	830,112
2.000%, 1/13/25	3,000,000	2,995,814
Lloyds Bank plc
1.750%, 3/16/18	1,000,000	997,892
1.750%, 5/14/18	500,000	498,580
2.000%, 8/17/18	1,000,000	1,001,342
2.300%, 11/27/18	1,200,000	1,209,792
2.050%, 1/22/19	965,000	966,122
2.350%, 9/5/19	1,000,000	1,007,689
2.400%, 3/17/20	750,000	750,287
2.700%, 8/17/20	1,000,000	1,006,025
6.375%, 1/21/21	1,000,000	1,181,682
3.500%, 5/14/25	750,000	776,410
Lloyds Banking Group plc
4.650%, 3/24/26	1,750,000	1,721,911
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	539,864
1.450%, 3/7/18	1,000,000	993,020
2.300%, 1/30/19	800,000	805,040
2.250%, 7/25/19	1,100,000	1,106,903
2.900%, 2/6/25	1,000,000	982,410
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,605,000	1,632,358
3.850%, 3/1/26	1,970,000	2,044,531
MUFG Americas Holdings Corp.
1.625%, 2/9/18	250,000	248,493
2.250%, 2/10/20	250,000	248,153
3.500%, 6/18/22	1,800,000	1,855,011
3.000%, 2/10/25	100,000	97,788
MUFG Union Bank N.A.
2.625%, 9/26/18	1,000,000	1,015,292
National Australia Bank Ltd./New York
2.300%, 7/25/18	1,250,000	1,267,836
2.625%, 1/14/21	750,000	765,138
3.000%, 1/20/23	1,350,000	1,366,261
3.375%, 1/14/26	750,000	777,782
National Bank of Canada
2.100%, 12/14/18	1,500,000	1,509,218
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	1,346,000	1,404,299
0.750%, 5/19/17	1,000,000	998,634
1.125%, 5/29/18	2,000,000	1,999,789
1.625%, 3/12/19	1,000,000	1,012,966
2.375%, 10/1/21	1,500,000	1,548,263
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	299,048
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,044,641
1.500%, 10/18/17	2,000,000	2,005,342
1.500%, 2/23/18	250,000	250,167
1.600%, 6/1/18	500,000	500,831
1.850%, 7/20/18	536,000	539,548
1.800%, 11/5/18	250,000	251,203
2.200%, 1/28/19	1,500,000	1,522,182
1.950%, 3/4/19	1,500,000	1,513,965
2.300%, 6/1/20	500,000	505,414
2.600%, 7/21/20	750,000	764,011
2.450%, 11/5/20	250,000	253,961
2.950%, 1/30/23	250,000	251,249
3.800%, 7/25/23	1,000,000	1,051,342
3.300%, 10/30/24	1,000,000	1,025,743
2.950%, 2/23/25	250,000	249,338
3.250%, 6/1/25	500,000	505,014
PNC Financial Services Group, Inc.
2.854%, 11/9/22(e)	2,000,000	2,007,452
3.900%, 4/29/24	500,000	525,609
PNC Funding Corp.
6.700%, 6/10/19	500,000	573,256
5.125%, 2/8/20	981,000	1,087,001
4.375%, 8/11/20	1,839,000	1,996,639
Regions Bank/Alabama
2.250%, 9/14/18	750,000	747,797
Regions Financial Corp.
2.000%, 5/15/18	650,000	645,720
3.200%, 2/8/21	500,000	505,590
Royal Bank of Canada
1.000%, 4/27/17	650,000	649,761
1.250%, 6/16/17	500,000	500,097
1.400%, 10/13/17	1,000,000	1,001,748
1.500%, 1/16/18	1,000,000	1,001,690
2.200%, 7/27/18	2,000,000	2,027,733
2.000%, 12/10/18	1,750,000	1,764,563
2.150%, 3/15/19	750,000	758,158
2.150%, 3/6/20	750,000	758,823
2.350%, 10/30/20	1,250,000	1,262,076
2.500%, 1/19/21	1,000,000	1,020,516
4.650%, 1/27/26	800,000	810,432
Royal Bank of Scotland Group plc
6.400%, 10/21/19	1,010,000	1,131,200
4.800%, 4/5/26	1,750,000	1,753,325
Santander Holdings USA, Inc.
4.500%, 7/17/25	1,500,000	1,541,946
Santander Issuances S.A.U.
5.179%, 11/19/25	1,000,000	962,935

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Santander UK Group Holdings plc
2.875%, 10/16/20	$750,000	$749,080
3.125%, 1/8/21	1,000,000	1,010,279
Skandinaviska Enskilda Banken AB
2.625%, 3/15/21	1,000,000	1,011,018
Societe Generale S.A.
2.750%, 10/12/17	750,000	761,513
2.625%, 10/1/18	1,000,000	1,024,327
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17	1,000,000	1,000,715
1.500%, 1/18/18	500,000	497,779
2.500%, 7/19/18	250,000	253,631
1.950%, 7/23/18	500,000	501,066
2.450%, 1/10/19	800,000	811,675
2.050%, 1/18/19	750,000	752,927
2.250%, 7/11/19	750,000	757,340
2.450%, 1/16/20	500,000	503,796
2.650%, 7/23/20	750,000	759,434
2.450%, 10/20/20	800,000	806,094
3.200%, 7/18/22	750,000	770,649
3.000%, 1/18/23	1,000,000	998,428
3.950%, 1/10/24	2,250,000	2,391,355
3.400%, 7/11/24	1,000,000	1,012,853
3.650%, 7/23/25	750,000	780,426
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,273,787
3.784%, 3/9/26	1,250,000	1,288,322
SunTrust Banks, Inc.
2.900%, 3/3/21	500,000	507,981
SunTrust Banks, Inc./Georgia
6.000%, 9/11/17	500,000	529,556
7.250%, 3/15/18	946,000	1,037,738
2.350%, 11/1/18	350,000	351,736
2.500%, 5/1/19	500,000	505,242
SVB Financial Group
5.375%, 9/15/20	160,000	177,661
Svenska Handelsbanken AB
1.625%, 3/21/18	1,000,000	1,001,727
2.500%, 1/25/19	3,000,000	3,065,370
2.450%, 3/30/21	1,145,000	1,155,395
Toronto-Dominion Bank
1.125%, 5/2/17	1,500,000	1,500,775
1.625%, 3/13/18	350,000	350,952
1.400%, 4/30/18	1,000,000	997,845
1.750%, 7/23/18	1,000,000	1,004,259
2.625%, 9/10/18	1,000,000	1,024,629
1.950%, 1/22/19	1,500,000	1,512,895
2.125%, 7/2/19	1,000,000	1,010,382
2.250%, 11/5/19	1,000,000	1,012,465
2.500%, 12/14/20	1,000,000	1,019,538
2.125%, 4/7/21	1,000,000	998,150
U.S. Bancorp
1.650%, 5/15/17	1,500,000	1,508,347
2.350%, 1/29/21	1,000,000	1,018,392
4.125%, 5/24/21	1,000,000	1,100,232
3.000%, 3/15/22	750,000	782,504
2.950%, 7/15/22	1,600,000	1,634,679
3.700%, 1/30/24	500,000	539,875
3.600%, 9/11/24	1,000,000	1,041,574
U.S. Bank N.A./Ohio
1.375%, 9/11/17	1,000,000	1,003,783
1.350%, 1/26/18	1,000,000	1,001,010
1.450%, 1/29/18	1,000,000	1,002,751
2.125%, 10/28/19	1,000,000	1,013,425
2.800%, 1/27/25	1,000,000	1,018,780
Wachovia Corp.
5.750%, 6/15/17	422,000	443,992
5.750%, 2/1/18	4,146,000	4,460,237
Wells Fargo & Co.
2.100%, 5/8/17	200,000	202,129
1.400%, 9/8/17	1,500,000	1,503,915
5.625%, 12/11/17	3,647,000	3,902,675
1.500%, 1/16/18	1,006,000	1,010,180
2.150%, 1/15/19	1,166,000	1,185,040
2.125%, 4/22/19	3,750,000	3,810,226
2.150%, 1/30/20	1,250,000	1,262,131
2.550%, 12/7/20	1,715,000	1,741,561
3.000%, 1/22/21	1,500,000	1,551,276
2.500%, 3/4/21	2,000,000	2,025,400
4.600%, 4/1/21	2,000,000	2,217,547
3.500%, 3/8/22	1,844,000	1,965,547
3.450%, 2/13/23	1,806,000	1,856,349
4.125%, 8/15/23	3,000,000	3,193,589
3.300%, 9/9/24	2,000,000	2,058,445
3.000%, 2/19/25	2,500,000	2,522,920
Wells Fargo Bank N.A.
6.000%, 11/15/17	500,000	535,584
1.650%, 1/22/18	2,000,000	2,017,300
Westpac Banking Corp.
1.200%, 5/19/17	788,000	787,212
2.000%, 8/14/17	1,700,000	1,716,508
1.500%, 12/1/17	2,000,000	2,006,642
1.600%, 1/12/18	500,000	501,467
1.550%, 5/25/18	450,000	449,498
4.625%, 6/1/18	62,000	64,758
1.950%, 11/23/18	750,000	751,910
2.250%, 1/17/19	600,000	606,126
4.875%, 11/19/19	1,800,000	1,974,165
2.300%, 5/26/20	1,000,000	1,005,790
2.600%, 11/23/20	1,500,000	1,526,271

		563,480,363

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	358,605
Ameriprise Financial, Inc.
7.300%, 6/28/19	861,000	999,914
5.300%, 3/15/20	156,000	174,562
4.000%, 10/15/23	150,000	157,983
3.700%, 10/15/24	750,000	776,457
Apollo Investment Corp.
5.250%, 3/3/25	350,000	345,493
Ares Capital Corp.
4.875%, 11/30/18	500,000	512,981
3.875%, 1/15/20	300,000	304,458
Bank of New York Mellon Corp.
1.300%, 1/25/18	250,000	249,860
1.600%, 5/22/18	972,000	975,629
2.100%, 1/15/19	48,000	48,664
2.300%, 9/11/19	1,500,000	1,532,413
2.150%, 2/24/20	2,000,000	2,009,198
2.600%, 8/17/20	350,000	357,167
2.450%, 11/27/20	1,000,000	1,018,313
4.150%, 2/1/21	1,187,000	1,285,777
2.500%, 4/15/21	600,000	612,458
3.550%, 9/23/21	750,000	798,558
3.650%, 2/4/24	2,100,000	2,228,996
3.000%, 2/24/25	1,500,000	1,517,115
BGC Partners, Inc.
5.375%, 12/9/19	300,000	313,951

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
BlackRock, Inc.
5.000%, 12/10/19	$973,000	$1,086,936
4.250%, 5/24/21	1,000,000	1,106,148
3.375%, 6/1/22	500,000	530,441
3.500%, 3/18/24	1,400,000	1,482,293
Charles Schwab Corp.
4.450%, 7/22/20	850,000	933,055
3.225%, 9/1/22	1,197,000	1,246,551
3.000%, 3/10/25	150,000	152,604
Credit Suisse AG/New York
1.375%, 5/26/17	1,000,000	997,507
1.750%, 1/29/18	3,000,000	3,005,021
1.700%, 4/27/18	3,000,000	2,992,438
2.300%, 5/28/19	900,000	908,224
5.300%, 8/13/19	1,346,000	1,467,550
5.400%, 1/14/20	2,000,000	2,164,484
4.375%, 8/5/20	2,200,000	2,386,344
3.000%, 10/29/21	850,000	866,184
3.625%, 9/9/24	3,000,000	3,036,021
Deutsche Bank AG
2.950%, 8/20/20	750,000	752,094
3.125%, 1/13/21	1,000,000	989,710
4.100%, 1/13/26	1,000,000	976,068
Deutsche Bank AG/London
1.350%, 5/30/17	1,650,000	1,637,484
6.000%, 9/1/17	2,096,000	2,208,673
1.875%, 2/13/18	500,000	496,657
2.500%, 2/13/19	1,600,000	1,616,765
3.700%, 5/30/24	1,500,000	1,463,895
Eaton Vance Corp.
6.500%, 10/2/17	60,000	64,095
3.625%, 6/15/23	500,000	521,603
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,240,124
FS Investment Corp.
4.000%, 7/15/19	400,000	400,049
4.750%, 5/15/22	500,000	491,952
Goldman Sachs Group, Inc.
6.250%, 9/1/17	2,219,000	2,360,978
5.950%, 1/18/18	5,701,000	6,117,458
2.375%, 1/22/18	750,000	760,261
6.150%, 4/1/18	1,318,000	1,424,329
2.900%, 7/19/18	3,000,000	3,066,291
7.500%, 2/15/19	2,999,000	3,452,046
2.550%, 10/23/19	1,000,000	1,013,594
5.375%, 3/15/20	3,150,000	3,499,792
2.600%, 4/23/20	3,000,000	3,025,465
6.000%, 6/15/20	1,428,000	1,629,295
2.750%, 9/15/20	350,000	355,267
2.875%, 2/25/21	1,000,000	1,017,567
5.250%, 7/27/21	1,905,000	2,140,071
5.750%, 1/24/22	4,400,000	5,064,833
3.625%, 1/22/23	2,244,000	2,314,452
4.000%, 3/3/24	3,045,000	3,190,755
3.850%, 7/8/24	2,000,000	2,070,828
3.500%, 1/23/25	3,250,000	3,273,001
3.750%, 5/22/25	2,400,000	2,453,805
3.750%, 2/25/26	580,000	594,169
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,014,047
Jefferies Group LLC
5.125%, 4/13/18	525,000	542,486
8.500%, 7/15/19	1,446,000	1,643,326
5.125%, 1/20/23	117,000	117,017
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,042,500
Legg Mason, Inc.
2.700%, 7/15/19	375,000	377,469
4.750%, 3/15/26	250,000	252,913
Mellon Funding Corp.
5.500%, 11/15/18	1,000,000	1,094,361
Morgan Stanley
5.550%, 4/27/17	7,250,000	7,559,256
6.625%, 4/1/18	2,848,000	3,110,926
2.125%, 4/25/18	2,504,000	2,520,292
2.500%, 1/24/19	2,000,000	2,031,396
2.450%, 2/1/19	1,145,000	1,161,587
7.300%, 5/13/19	2,718,000	3,126,336
2.375%, 7/23/19	3,000,000	3,026,975
5.625%, 9/23/19	2,039,000	2,270,888
5.500%, 1/26/20	250,000	278,898
2.650%, 1/27/20	3,000,000	3,036,476
5.500%, 7/24/20	1,522,000	1,709,802
5.750%, 1/25/21	4,112,000	4,693,441
5.500%, 7/28/21	2,130,000	2,420,204
4.875%, 11/1/22	312,000	336,660
3.750%, 2/25/23	3,394,000	3,534,179
4.100%, 5/22/23	2,000,000	2,060,524
3.875%, 4/29/24	2,500,000	2,619,136
3.700%, 10/23/24	2,000,000	2,067,189
4.000%, 7/23/25	505,000	528,552
3.875%, 1/27/26	3,000,000	3,128,628
Nomura Holdings, Inc.
2.750%, 3/19/19	1,000,000	1,012,197
6.700%, 3/4/20	959,000	1,106,753
Northern Trust Corp.
3.450%, 11/4/20	850,000	902,146
3.375%, 8/23/21	375,000	398,032
2.375%, 8/2/22	500,000	507,696
PennantPark Investment Corp.
4.500%, 10/1/19	400,000	395,246
Prospect Capital Corp.
5.000%, 7/15/19	350,000	316,652
Raymond James Financial, Inc.
8.600%, 8/15/19	439,000	519,195
Stifel Financial Corp.
4.250%, 7/18/24	600,000	591,582
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	111,944
2.950%, 4/1/22	250,000	255,079
3.625%, 4/1/25	1,000,000	1,047,791
UBS AG/Connecticut
1.375%, 8/14/17	3,395,000	3,387,120
1.800%, 3/26/18	2,000,000	2,006,974
2.375%, 8/14/19	500,000	507,607
2.350%, 3/26/20	2,750,000	2,779,942
Washington Prime Group LP
3.850%, 4/1/20	250,000	256,502

		176,031,701

Consumer Finance (1.6%)
American Express Centurion Bank
6.000%, 9/13/17	1,250,000	1,325,623
American Express Co.
6.150%, 8/28/17	416,000	442,375
7.000%, 3/19/18	1,922,000	2,106,509
1.550%, 5/22/18	2,000,000	1,995,752
8.125%, 5/20/19	1,212,000	1,433,908
2.650%, 12/2/22	1,487,000	1,477,866
3.625%, 12/5/24	1,070,000	1,078,634
American Express Credit Corp.
1.800%, 7/31/18	500,000	500,793

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 11/5/18	$400,000	$402,148
2.125%, 3/18/19	750,000	758,383
2.250%, 8/15/19	2,000,000	2,022,228
2.375%, 5/26/20	1,750,000	1,768,086
American Honda Finance Corp.
0.950%, 5/5/17	1,500,000	1,499,221
1.200%, 7/14/17	2,150,000	2,152,821
1.550%, 12/11/17	800,000	803,469
1.600%, 7/13/18	1,000,000	1,003,746
2.125%, 10/10/18	1,000,000	1,017,800
Capital One Financial Corp.
6.750%, 9/15/17	1,546,000	1,653,004
4.750%, 7/15/21	500,000	542,399
3.750%, 4/24/24	1,000,000	1,026,003
4.200%, 10/29/25	750,000	758,401
Caterpillar Financial Services Corp.
1.250%, 8/18/17	1,500,000	1,504,875
1.250%, 11/6/17	250,000	250,074
1.500%, 2/23/18	385,000	387,510
1.300%, 3/1/18	1,000,000	1,002,206
5.450%, 4/15/18	1,000,000	1,084,004
1.700%, 6/16/18	400,000	402,959
7.150%, 2/15/19	1,000,000	1,149,220
2.100%, 6/9/19	700,000	714,198
2.000%, 3/5/20	1,000,000	1,011,794
2.500%, 11/13/20	500,000	512,581
2.850%, 6/1/22	500,000	515,423
2.625%, 3/1/23	1,000,000	1,002,717
3.300%, 6/9/24	700,000	732,315
Discover Financial Services
6.450%, 6/12/17	498,000	522,153
5.200%, 4/27/22	100,000	106,312
3.850%, 11/21/22	1,144,000	1,129,700
3.950%, 11/6/24	250,000	247,225
3.750%, 3/4/25	350,000	337,313
Ford Motor Credit Co. LLC
3.000%, 6/12/17	5,000,000	5,064,711
1.684%, 9/8/17	1,000,000	995,772
1.724%, 12/6/17	1,200,000	1,193,344
2.375%, 1/16/18	1,382,000	1,388,530
2.240%, 6/15/18	520,000	520,231
2.551%, 10/5/18	500,000	503,230
2.943%, 1/8/19	600,000	609,359
2.459%, 3/27/20	1,500,000	1,491,758
3.157%, 8/4/20	500,000	510,120
3.200%, 1/15/21	750,000	765,067
3.336%, 3/18/21	1,000,000	1,029,187
5.875%, 8/2/21	4,600,000	5,273,256
3.219%, 1/9/22	1,500,000	1,517,154
4.250%, 9/20/22	2,700,000	2,867,401
4.134%, 8/4/25	600,000	621,257
4.389%, 1/8/26	2,050,000	2,169,897
General Motors Financial Co., Inc.
4.750%, 8/15/17	2,000,000	2,068,800
2.400%, 4/10/18	2,000,000	2,000,600
3.100%, 1/15/19	500,000	503,500
3.150%, 1/15/20	1,000,000	1,002,800
3.200%, 7/13/20	1,250,000	1,243,625
3.700%, 11/24/20	1,750,000	1,771,525
4.200%, 3/1/21	750,000	771,450
3.450%, 4/10/22	2,000,000	1,961,200
4.000%, 1/15/25	2,000,000	1,932,000
4.300%, 7/13/25	1,250,000	1,224,750
5.250%, 3/1/26	700,000	728,910
HSBC Finance Corp.
6.676%, 1/15/21	2,326,000	2,668,848
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	996,187
1.700%, 3/5/18	1,500,000	1,495,373
2.000%, 8/7/18	500,000	500,781
2.250%, 6/23/19	1,250,000	1,251,917
2.350%, 3/5/20	2,000,000	1,976,197
2.750%, 8/7/20	500,000	500,785
5.000%, 9/27/20	650,000	696,408
3.500%, 6/23/24	900,000	903,737
John Deere Capital Corp.
5.500%, 4/13/17	208,000	217,139
2.800%, 9/18/17	1,500,000	1,532,906
1.200%, 10/10/17	1,000,000	1,000,565
1.300%, 3/12/18	1,150,000	1,151,558
1.600%, 7/13/18	500,000	503,329
1.750%, 8/10/18	200,000	201,990
5.750%, 9/10/18	1,108,000	1,226,019
1.950%, 12/13/18	650,000	659,717
2.250%, 4/17/19	500,000	511,561
2.050%, 3/10/20	750,000	756,196
2.375%, 7/14/20	500,000	509,127
2.450%, 9/11/20	200,000	204,078
2.800%, 3/4/21	1,000,000	1,032,476
3.900%, 7/12/21	350,000	379,971
3.150%, 10/15/21	500,000	524,836
2.750%, 3/15/22	1,000,000	1,024,028
2.800%, 3/6/23	500,000	507,492
3.350%, 6/12/24	650,000	679,447
3.400%, 9/11/25	350,000	367,911
PACCAR Financial Corp.
1.400%, 11/17/17	55,000	55,118
1.450%, 3/9/18	1,500,000	1,500,639
1.400%, 5/18/18	200,000	199,712
1.750%, 8/14/18	165,000	165,838
2.500%, 8/14/20	250,000	255,648
Synchrony Financial
1.875%, 8/15/17	2,000,000	1,992,981
2.600%, 1/15/19	750,000	751,905
3.000%, 8/15/19	600,000	606,239
2.700%, 2/3/20	750,000	741,695
4.250%, 8/15/24	750,000	763,033
4.500%, 7/23/25	500,000	513,266
Toyota Motor Credit Corp.
1.750%, 5/22/17	1,300,000	1,310,482
1.250%, 10/5/17	1,500,000	1,502,710
1.375%, 1/10/18	1,000,000	1,004,097
1.450%, 1/12/18	540,000	542,805
1.550%, 7/13/18	750,000	754,997
2.000%, 10/24/18	200,000	203,465
1.700%, 2/19/19	500,000	504,378
2.125%, 7/18/19	1,000,000	1,019,951
2.150%, 3/12/20	3,000,000	3,047,620
4.500%, 6/17/20	300,000	332,564
4.250%, 1/11/21	1,300,000	1,441,637
2.750%, 5/17/21	750,000	778,298
3.400%, 9/15/21	1,050,000	1,124,398
3.300%, 1/12/22	156,000	166,756
2.800%, 7/13/22	750,000	774,547
2.625%, 1/10/23	1,150,000	1,158,239

		127,304,779

Diversified Financial Services (1.1%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	564,128

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America N.A.
1.650%, 3/26/18	$2,000,000	$1,998,800
1.750%, 6/5/18	1,000,000	999,549
2.050%, 12/7/18	2,500,000	2,523,426
Bear Stearns Cos. LLC
6.400%, 10/2/17	1,346,000	1,440,158
7.250%, 2/1/18	2,070,000	2,272,809
4.650%, 7/2/18	125,000	132,519
Berkshire Hathaway, Inc.
1.550%, 2/9/18	1,000,000	1,009,381
2.100%, 8/14/19	700,000	714,534
2.200%, 3/15/21	1,360,000	1,383,654
3.750%, 8/15/21	500,000	544,103
3.400%, 1/31/22	500,000	532,448
3.000%, 2/11/23	500,000	518,120
2.750%, 3/15/23	1,000,000	1,019,240
3.125%, 3/15/26	2,395,000	2,455,185
Block Financial LLC
4.125%, 10/1/20	500,000	515,794
5.250%, 10/1/25	500,000	527,377
Boeing Capital Corp.
2.900%, 8/15/18	156,000	162,250
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,171,875
Brixmor Operating Partnership LP
3.850%, 2/1/25	355,000	324,159
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	518,916
3.000%, 3/15/25	1,000,000	1,011,484
GE Capital International Funding Co.
2.342%, 11/15/20§	19,885,000	20,358,826
3.373%, 11/15/25§	5,000,000	5,329,563
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	622,831
4.000%, 10/15/23	850,000	888,012
3.750%, 12/1/25	610,000	622,707
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,750,000	3,973,433
Leucadia National Corp.
5.500%, 10/18/23	800,000	750,000
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	532,589
2.500%, 8/15/18	250,000	253,383
3.300%, 8/14/20	600,000	620,652
4.000%, 6/15/25	250,000	260,939
Moody’s Corp.
2.750%, 7/15/19	500,000	512,959
5.500%, 9/1/20	500,000	557,843
4.500%, 9/1/22	31,000	33,843
4.875%, 2/15/24	500,000	554,701
Nasdaq, Inc.
5.250%, 1/16/18	220,000	231,777
5.550%, 1/15/20	894,000	985,223
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	1,200,000	1,221,112
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	250,000	268,308
10.375%, 11/1/18	1,000,000	1,219,390
1.650%, 2/8/19	165,000	165,331
2.350%, 6/15/20	1,500,000	1,526,927
2.300%, 11/1/20	250,000	253,588
2.700%, 2/15/23	500,000	506,730
3.400%, 11/15/23	1,000,000	1,055,377
3.250%, 11/1/25	250,000	262,017
4.750%, 4/30/43(l)	350,000	336,000
NYSE Holdings LLC
2.000%, 10/5/17	1,000,000	1,007,375
Private Export Funding Corp.
1.875%, 7/15/18	400,000	407,049
2.250%, 3/15/20	2,000,000	2,064,895
2.300%, 9/15/20	500,000	517,396
2.050%, 11/15/22	1,125,000	1,104,376
3.550%, 1/15/24	729,000	807,590
3.250%, 6/15/25	500,000	538,890
Sasol Financing International plc
4.500%, 11/14/22	750,000	727,500
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,548,639
Shell International Finance B.V.
1.125%, 8/21/17	1,000,000	999,041
1.250%, 11/10/17	750,000	749,588
1.900%, 8/10/18	1,000,000	1,008,303
1.625%, 11/10/18	750,000	752,162
4.300%, 9/22/19	2,147,000	2,323,726
4.375%, 3/25/20	1,629,000	1,777,806
2.125%, 5/11/20	1,500,000	1,512,020
2.250%, 11/10/20	750,000	755,252
2.375%, 8/21/22	1,175,000	1,160,573
3.400%, 8/12/23	900,000	931,674
3.250%, 5/11/25	2,500,000	2,519,102
Voya Financial, Inc.
2.900%, 2/15/18	700,000	708,334
5.500%, 7/15/22	550,000	614,132
XTRA Finance Corp.
5.150%, 4/1/17	100,000	104,143

		90,883,536

Insurance (0.9%)
Aflac, Inc.
4.000%, 2/15/22	500,000	538,594
3.625%, 6/15/23	1,150,000	1,194,498
3.625%, 11/15/24	1,000,000	1,037,025
Alleghany Corp.
5.625%, 9/15/20	200,000	221,505
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	549,124
4.350%, 10/29/25	250,000	250,314
Allstate Corp.
7.450%, 5/16/19	973,000	1,139,885
3.150%, 6/15/23	156,000	160,330
5.750%, 8/15/53(l)	500,000	505,000
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	204,044
American International Group, Inc.
5.850%, 1/16/18	1,072,000	1,149,268
2.300%, 7/16/19	1,000,000	1,009,299
3.375%, 8/15/20	500,000	515,224
6.400%, 12/15/20	1,100,000	1,274,748
3.300%, 3/1/21	555,000	567,087
4.875%, 6/1/22	750,000	822,689
3.750%, 7/10/25	1,380,000	1,371,706
3.900%, 4/1/26	1,500,000	1,500,723
Aon Corp.
5.000%, 9/30/20	787,000	872,078
Aon plc
2.800%, 3/15/21	350,000	353,268

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 6/14/24	$350,000	$351,241
3.875%, 12/15/25	600,000	611,210
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	555,460
Assurant, Inc.
2.500%, 3/15/18	350,000	350,127
4.000%, 3/15/23	300,000	302,043
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	531,038
Axis Specialty Finance LLC
5.875%, 6/1/20	700,000	769,114
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	151,338
1.300%, 5/15/18	600,000	602,390
5.400%, 5/15/18	693,000	754,987
2.000%, 8/15/18	1,000,000	1,018,888
1.700%, 3/15/19	1,000,000	1,013,028
4.250%, 1/15/21	1,175,000	1,307,528
3.000%, 5/15/22	656,000	682,747
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	351,852
Chubb Corp.
5.750%, 5/15/18	766,000	841,456
6.375%, 4/15/37(l)	662,000	575,940
Chubb INA Holdings, Inc.
5.800%, 3/15/18	100,000	108,306
5.900%, 6/15/19	1,235,000	1,392,706
2.300%, 11/3/20	665,000	675,272
3.350%, 5/15/24	600,000	624,988
3.150%, 3/15/25	1,000,000	1,027,467
3.350%, 5/3/26	410,000	427,185
CNA Financial Corp.
7.350%, 11/15/19	571,000	658,049
5.875%, 8/15/20	902,000	1,006,832
4.500%, 3/1/26	500,000	504,861
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	87,592
Fidelity National Financial, Inc.
6.600%, 5/15/17	500,000	520,395
5.500%, 9/1/22	500,000	540,131
First American Financial Corp.
4.600%, 11/15/24	500,000	509,111
Hartford Financial Services Group, Inc.
6.000%, 1/15/19	1,000,000	1,100,300
5.500%, 3/30/20	900,000	995,196
5.125%, 4/15/22	250,000	278,801
Horace Mann Educators Corp.
4.500%, 12/1/25	250,000	257,824
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	261,008
Kemper Corp.
4.350%, 2/15/25	500,000	506,135
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,102,472
6.250%, 2/15/20	485,000	541,463
4.850%, 6/24/21	334,000	363,293
6.050%, 4/20/67(l)	1,100,000	715,000
Loews Corp.
2.625%, 5/15/23	900,000	887,096
3.750%, 4/1/26	300,000	305,772
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,020,764
Markel Corp.
7.125%, 9/30/19	321,000	368,522
5.350%, 6/1/21	350,000	390,060
3.625%, 3/30/23	300,000	299,083
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	254,664
2.350%, 9/10/19	375,000	378,750
4.800%, 7/15/21	600,000	665,013
3.500%, 6/3/24	1,000,000	1,007,251
MetLife, Inc.
6.817%, 8/15/18	112,000	125,288
7.717%, 2/15/19	508,000	588,591
4.750%, 2/8/21	1,547,000	1,718,268
3.048%, 12/15/22	1,000,000	1,014,656
4.368%, 9/15/23	667,000	727,644
3.600%, 4/10/24	500,000	517,767
3.000%, 3/1/25	500,000	489,108
3.600%, 11/13/25	1,300,000	1,331,350
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	257,776
Old Republic International Corp.
4.875%, 10/1/24	400,000	412,664
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	200,000	201,646
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	499,676
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	250,177
8.875%, 5/15/19	800,000	949,736
4.700%, 5/15/55(l)	300,000	289,125
ProAssurance Corp.
5.300%, 11/15/23	750,000	814,247
Progressive Corp.
3.750%, 8/23/21	219,000	234,416
6.700%, 6/15/37(l)	1,000,000	952,500
Protective Life Corp.
7.375%, 10/15/19	550,000	640,859
Prudential Financial, Inc.
6.000%, 12/1/17	1,000,000	1,068,331
2.300%, 8/15/18	1,000,000	1,009,393
7.375%, 6/15/19	916,000	1,057,595
2.350%, 8/15/19	1,000,000	1,004,277
5.375%, 6/21/20	1,100,000	1,227,294
4.500%, 11/16/21	1,000,000	1,097,459
8.875%, 6/15/38(l)	303,000	331,028
5.625%, 6/15/43(l)	1,000,000	1,017,500
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	412,304
5.000%, 6/1/21	60,000	64,863
4.700%, 9/15/23	1,000,000	1,049,808
RenaissanceReinsurance Finance, Inc.
3.700%, 4/1/25	250,000	244,716
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	110,058
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	374,177
Symetra Financial Corp.
4.250%, 7/15/24	300,000	304,306
Torchmark Corp.
9.250%, 6/15/19	275,000	331,542
3.800%, 9/15/22	250,000	256,938

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Travelers Cos., Inc.
5.750%, 12/15/17	$187,000	$200,464
5.800%, 5/15/18	1,100,000	1,196,726
5.900%, 6/2/19	500,000	563,232
Trinity Acquisition plc
3.500%, 9/15/21	250,000	254,288
4.625%, 8/15/23	250,000	261,931
4.400%, 3/15/26	250,000	253,497
Unum Group
5.625%, 9/15/20	500,000	546,491
4.000%, 3/15/24	300,000	296,530
3.875%, 11/5/25	200,000	192,752
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	109,905
4.625%, 3/15/22	750,000	801,363
Willis Towers Watson plc
5.750%, 3/15/21	500,000	558,461
XLIT Ltd.
2.300%, 12/15/18	750,000	751,752
4.450%, 3/31/25	780,000	770,136

		75,522,769

Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	249,030
3.900%, 6/15/23	1,000,000	1,013,765
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	600,000	612,140
3.750%, 4/15/23	500,000	505,145
American Tower Corp.
4.500%, 1/15/18	100,000	104,275
3.400%, 2/15/19	950,000	974,379
5.050%, 9/1/20	1,058,000	1,153,339
3.300%, 2/15/21	1,750,000	1,780,352
3.450%, 9/15/21	1,000,000	1,014,064
4.700%, 3/15/22	500,000	535,136
3.500%, 1/31/23	1,150,000	1,156,863
5.000%, 2/15/24	1,000,000	1,098,403
AvalonBay Communities, Inc.
6.100%, 3/15/20	139,000	159,460
3.625%, 10/1/20	1,000,000	1,046,581
2.950%, 9/15/22	500,000	504,149
4.200%, 12/15/23	100,000	108,325
3.500%, 11/15/25	250,000	259,650
Boston Properties LP
3.700%, 11/15/18	600,000	629,963
5.875%, 10/15/19	200,000	223,438
5.625%, 11/15/20	2,015,000	2,276,244
3.850%, 2/1/23	500,000	525,918
3.125%, 9/1/23	1,000,000	1,003,015
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	365,143
4.100%, 10/1/24	700,000	690,462
Brixmor Operating Partnership LP
3.875%, 8/15/22	475,000	464,084
Camden Property Trust
4.625%, 6/15/21	375,000	409,774
2.950%, 12/15/22	1,150,000	1,139,269
CBL & Associates LP
4.600%, 10/15/24	262,000	238,136
Corporate Office Properties LP
3.700%, 6/15/21	750,000	742,344
3.600%, 5/15/23	200,000	187,260
5.000%, 7/1/25	100,000	101,236
Crown Castle International Corp.
3.400%, 2/15/21	555,000	564,546
5.250%, 1/15/23	1,000,000	1,071,900
4.450%, 2/15/26	2,165,000	2,246,837
CubeSmart LP
4.375%, 12/15/23	250,000	263,365
4.000%, 11/15/25	500,000	511,064
DDR Corp.
3.500%, 1/15/21	550,000	557,509
4.625%, 7/15/22	1,000,000	1,061,257
3.375%, 5/15/23	350,000	340,946
3.625%, 2/1/25	250,000	247,305
Digital Realty Trust LP
5.875%, 2/1/20	1,000,000	1,111,283
3.400%, 10/1/20	500,000	510,317
5.250%, 3/15/21	500,000	552,099
Duke Realty LP
6.500%, 1/15/18	466,000	501,322
Education Realty Operating Partnership LP
4.600%, 12/1/24	250,000	246,765
EPR Properties
7.750%, 7/15/20	269,000	311,407
5.750%, 8/15/22	250,000	269,351
5.250%, 7/15/23	150,000	153,939
4.500%, 4/1/25	350,000	339,371
Equity Commonwealth
6.650%, 1/15/18	481,000	507,024
5.875%, 9/15/20	250,000	271,654
ERP Operating LP
2.375%, 7/1/19	800,000	805,547
4.750%, 7/15/20	450,000	490,866
3.000%, 4/15/23	1,000,000	1,013,536
3.375%, 6/1/25	1,000,000	1,029,161
Essex Portfolio LP
3.375%, 1/15/23	500,000	501,279
3.250%, 5/1/23	1,000,000	989,924
3.500%, 4/1/25	650,000	649,487
Federal Realty Investment Trust
2.550%, 1/15/21	420,000	425,496
3.000%, 8/1/22	200,000	201,990
Government Properties Income Trust
3.750%, 8/15/19	500,000	511,337
HCP, Inc.
5.625%, 5/1/17	100,000	103,785
3.750%, 2/1/19	200,000	206,963
2.625%, 2/1/20	656,000	643,961
5.375%, 2/1/21	1,690,000	1,852,897
3.150%, 8/1/22	250,000	239,568
4.250%, 11/15/23	1,070,000	1,074,463
3.875%, 8/15/24	1,000,000	968,855
3.400%, 2/1/25	500,000	459,525
4.000%, 6/1/25	350,000	335,281
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	500,000	482,333
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	353,950
3.700%, 4/15/23	250,000	245,633
Hospitality Properties Trust
4.250%, 2/15/21	350,000	355,803
4.500%, 6/15/23	1,000,000	993,039
5.250%, 2/15/26	350,000	351,574
Host Hotels & Resorts LP
4.750%, 3/1/23	1,100,000	1,144,404

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 6/15/25	$310,000	$302,325
Kilroy Realty LP
4.800%, 7/15/18	350,000	368,909
3.800%, 1/15/23	450,000	458,416
4.375%, 10/1/25	400,000	417,841
Kimco Realty Corp.
6.875%, 10/1/19	439,000	505,623
3.400%, 11/1/22	500,000	507,491
3.125%, 6/1/23	1,000,000	989,124
Lexington Realty Trust
4.250%, 6/15/23	250,000	254,120
Liberty Property LP
6.625%, 10/1/17	500,000	533,065
4.750%, 10/1/20	389,000	419,442
4.125%, 6/15/22	1,094,000	1,131,393
3.750%, 4/1/25	100,000	98,857
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	99,852
7.750%, 8/15/19	639,000	704,714
3.150%, 5/15/23	150,000	132,714
Mid-America Apartments LP
4.300%, 10/15/23	175,000	184,445
3.750%, 6/15/24	450,000	455,713
4.000%, 11/15/25	350,000	357,438
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	256,731
3.300%, 4/15/23	700,000	690,891
3.900%, 6/15/24	500,000	507,723
4.000%, 11/15/25	200,000	203,924
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	504,538
Prologis LP
2.750%, 2/15/19	214,000	218,292
3.350%, 2/1/21	1,000,000	1,039,515
4.250%, 8/15/23	100,000	108,012
3.750%, 11/1/25	445,000	464,643
Realty Income Corp.
6.750%, 8/15/19	750,000	855,329
5.750%, 1/15/21	450,000	508,320
3.250%, 10/15/22	344,000	342,620
4.650%, 8/1/23	1,000,000	1,072,148
4.125%, 10/15/26	225,000	231,620
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	256,998
4.000%, 12/15/24	200,000	190,043
Retail Properties of America, Inc.
4.000%, 3/15/25	250,000	235,527
Senior Housing Properties Trust
3.250%, 5/1/19	850,000	846,595
Simon Property Group LP
2.150%, 9/15/17	250,000	253,351
2.200%, 2/1/19	1,500,000	1,522,429
10.350%, 4/1/19	1,000,000	1,232,397
5.650%, 2/1/20	1,985,000	2,240,823
2.500%, 9/1/20	500,000	510,698
4.375%, 3/1/21	1,095,000	1,211,554
3.750%, 2/1/24	1,000,000	1,068,628
3.500%, 9/1/25	500,000	527,172
UDR, Inc.
4.250%, 6/1/18	400,000	419,418
3.700%, 10/1/20	1,500,000	1,570,880
4.625%, 1/10/22	200,000	216,836
4.000%, 10/1/25	250,000	260,958
Ventas Realty LP
3.750%, 5/1/24	50,000	50,242
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	600,000	600,487
4.000%, 4/30/19	1,000,000	1,052,833
2.700%, 4/1/20	1,050,000	1,055,862
4.250%, 3/1/22	662,000	702,492
Vornado Realty LP
2.500%, 6/30/19	500,000	503,378
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,080,466
3.950%, 10/15/22	150,000	149,573
Weingarten Realty Investors
3.375%, 10/15/22	600,000	594,687
3.850%, 6/1/25	250,000	249,346
Welltower, Inc.
4.700%, 9/15/17	412,000	428,143
2.250%, 3/15/18	1,000,000	1,000,366
4.125%, 4/1/19	500,000	525,809
6.125%, 4/15/20	385,000	433,290
4.950%, 1/15/21	1,000,000	1,090,802
4.500%, 1/15/24	1,000,000	1,039,966
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,047,520
WP Carey, Inc.
4.600%, 4/1/24	300,000	304,944
4.000%, 2/1/25	300,000	286,978

		89,028,539

Real Estate Management & Development (0.0%)
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	610,835
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,507,135
Columbia Property Trust Operating Partnership LP
4.150%, 4/1/25	250,000	251,270
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	204,473
Tanger Properties LP
6.125%, 6/1/20	500,000	569,555

		3,143,268

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	1,000,000	1,027,003
2.000%, 8/24/18	833,000	836,424
2.500%, 3/14/19	500,000	503,647
2.350%, 9/10/19	670,000	672,596
2.375%, 3/16/20	1,000,000	996,176
4.000%, 3/13/24	1,000,000	1,062,212
BPCE S.A.
1.613%, 7/25/17	750,000	750,997
1.625%, 1/26/18	250,000	249,772
2.500%, 12/10/18	1,100,000	1,118,293
2.500%, 7/15/19	1,250,000	1,268,259
2.250%, 1/27/20	500,000	500,455
2.650%, 2/3/21	750,000	757,178
4.000%, 4/15/24	1,250,000	1,327,251
Santander Bank N.A.
2.000%, 1/12/18	1,000,000	992,052

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
8.750%, 5/30/18	$600,000	$666,831

		12,729,146

Total Financials		1,138,124,101

Health Care (3.0%)
Biotechnology (0.5%)
Amgen, Inc.
2.125%, 5/15/17	1,500,000	1,515,412
5.850%, 6/1/17	1,680,000	1,767,804
6.150%, 6/1/18	200,000	219,510
5.700%, 2/1/19	958,000	1,066,829
2.200%, 5/22/19	750,000	767,031
4.500%, 3/15/20	315,000	343,710
2.125%, 5/1/20	250,000	252,284
3.450%, 10/1/20	1,312,000	1,392,475
4.100%, 6/15/21	1,000,000	1,088,094
2.700%, 5/1/22	500,000	510,225
3.625%, 5/15/22	1,094,000	1,172,249
3.625%, 5/22/24	2,750,000	2,898,350
3.125%, 5/1/25	250,000	253,637
Baxalta, Inc.
2.000%, 6/22/18§	335,000	332,396
2.875%, 6/23/20§	800,000	799,333
3.600%, 6/23/22§	750,000	754,401
4.000%, 6/23/25§	800,000	811,687
Biogen, Inc.
6.875%, 3/1/18	700,000	765,118
2.900%, 9/15/20	1,000,000	1,028,665
3.625%, 9/15/22	570,000	601,437
4.050%, 9/15/25	570,000	608,304
Celgene Corp.
2.125%, 8/15/18	555,000	561,710
2.300%, 8/15/18	486,000	493,458
2.875%, 8/15/20	1,000,000	1,025,735
3.950%, 10/15/20	1,031,000	1,101,410
3.250%, 8/15/22	850,000	877,466
3.550%, 8/15/22	1,000,000	1,044,379
4.000%, 8/15/23	850,000	905,397
3.625%, 5/15/24	2,000,000	2,068,380
3.875%, 8/15/25	1,000,000	1,050,100
Gilead Sciences, Inc.
1.850%, 9/4/18	770,000	782,879
2.050%, 4/1/19	1,150,000	1,172,392
2.350%, 2/1/20	380,000	388,604
2.550%, 9/1/20	2,250,000	2,309,175
4.400%, 12/1/21	2,187,000	2,434,787
3.250%, 9/1/22	835,000	879,768
3.700%, 4/1/24	1,000,000	1,073,276
3.650%, 3/1/26	2,500,000	2,658,805

		39,776,672

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
5.125%, 4/1/19	676,000	741,992
2.000%, 3/15/20	500,000	503,391
4.125%, 5/27/20	325,000	354,077
2.550%, 3/15/22	750,000	762,722
2.950%, 3/15/25	1,000,000	1,010,945
Becton Dickinson and Co.
1.800%, 12/15/17	583,000	584,059
5.000%, 5/15/19	200,000	216,655
6.375%, 8/1/19	600,000	685,236
2.675%, 12/15/19	625,000	639,901
3.250%, 11/12/20	1,300,000	1,352,419
3.300%, 3/1/23	400,000	407,340
3.875%, 5/15/24	500,000	533,100
3.734%, 12/15/24	1,857,000	1,975,291
Boston Scientific Corp.
2.650%, 10/1/18	500,000	508,531
6.000%, 1/15/20	1,100,000	1,239,821
2.850%, 5/15/20	250,000	252,829
3.375%, 5/15/22	250,000	253,850
3.850%, 5/15/25	750,000	776,250
C.R. Bard, Inc.
1.375%, 1/15/18	500,000	498,092
4.400%, 1/15/21	190,000	205,459
Covidien International Finance S.A.
6.000%, 10/15/17	1,422,000	1,526,348
4.200%, 6/15/20	700,000	766,946
2.950%, 6/15/23	1,000,000	1,031,256
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	715,990
Medtronic, Inc.
1.375%, 4/1/18	1,500,000	1,507,311
2.500%, 3/15/20	1,170,000	1,209,279
4.450%, 3/15/20	1,794,000	1,987,558
4.125%, 3/15/21	500,000	553,484
3.125%, 3/15/22	150,000	156,384
3.150%, 3/15/22	2,000,000	2,110,275
2.750%, 4/1/23	769,000	789,043
3.625%, 3/15/24	1,000,000	1,071,600
3.500%, 3/15/25	3,000,000	3,194,400
St. Jude Medical, Inc.
2.000%, 9/15/18	500,000	505,136
2.800%, 9/15/20	650,000	660,690
3.250%, 4/15/23	1,150,000	1,163,899
3.875%, 9/15/25	490,000	513,496
Stryker Corp.
2.000%, 3/8/19	460,000	464,494
4.375%, 1/15/20	269,000	290,796
2.625%, 3/15/21	750,000	764,529
3.375%, 11/1/25	2,000,000	2,048,800
3.500%, 3/15/26	375,000	388,313
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	500,000	499,385
2.000%, 4/1/18	415,000	415,659
2.700%, 4/1/20	1,100,000	1,115,553
3.375%, 11/30/21	500,000	515,162
3.150%, 4/1/22	750,000	759,682
3.550%, 4/1/25	1,075,000	1,085,535

		41,312,963

Health Care Providers & Services (0.7%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	1,002,999
2.200%, 3/15/19	750,000	758,683
3.950%, 9/1/20	100,000	106,881
2.750%, 11/15/22	1,000,000	996,177
3.500%, 11/15/24	500,000	509,286
AmerisourceBergen Corp.
1.150%, 5/15/17	500,000	498,449
4.875%, 11/15/19	1,150,000	1,260,972
3.400%, 5/15/24	600,000	616,113
Anthem, Inc.
5.875%, 6/15/17	639,000	671,792
1.875%, 1/15/18	500,000	501,061
2.300%, 7/15/18	1,000,000	1,006,381
7.000%, 2/15/19	1,022,000	1,154,098
4.350%, 8/15/20	1,200,000	1,292,653
3.125%, 5/15/22	500,000	502,300
3.300%, 1/15/23	150,000	151,347
3.500%, 8/15/24	1,000,000	1,006,800

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Cardinal Health, Inc.
1.700%, 3/15/18	$1,143,000	$1,145,097
1.950%, 6/15/18	200,000	200,808
4.625%, 12/15/20	1,000,000	1,106,041
3.200%, 6/15/22	125,000	129,111
3.200%, 3/15/23	1,000,000	1,024,005
Cigna Corp.
5.125%, 6/15/20	682,000	754,158
4.375%, 12/15/20	100,000	108,111
4.500%, 3/15/21	406,000	441,993
4.000%, 2/15/22	500,000	533,941
3.250%, 4/15/25	1,000,000	997,000
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	729,625
Dignity Health
2.637%, 11/1/19	425,000	433,454
Express Scripts Holding Co.
1.250%, 6/2/17	445,000	444,446
3.300%, 2/25/21	200,000	204,532
4.750%, 11/15/21	1,350,000	1,464,883
3.900%, 2/15/22	2,156,000	2,238,302
3.500%, 6/15/24	1,000,000	989,458
4.500%, 2/25/26	750,000	775,875
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,061,690
Humana, Inc.
7.200%, 6/15/18	1,231,000	1,368,695
2.625%, 10/1/19	1,000,000	1,014,320
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	363,989
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,436
2.500%, 11/1/18	500,000	504,423
4.625%, 11/15/20	1,600,000	1,731,063
3.750%, 8/23/22	56,000	57,557
4.000%, 11/1/23	500,000	507,388
McKesson Corp.
1.400%, 3/15/18	500,000	498,180
2.284%, 3/15/19	1,345,000	1,358,853
4.750%, 3/1/21	500,000	551,116
2.850%, 3/15/23	1,200,000	1,191,923
3.796%, 3/15/24	1,000,000	1,041,541
Medco Health Solutions, Inc.
7.125%, 3/15/18	762,000	837,469
4.125%, 9/15/20	275,000	291,432
Owens & Minor, Inc.
3.875%, 9/15/21	250,000	251,406
Quest Diagnostics, Inc.
2.700%, 4/1/19	500,000	508,780
2.500%, 3/30/20	400,000	396,735
4.700%, 4/1/21	100,000	107,962
3.500%, 3/30/25	400,000	402,448
UnitedHealth Group, Inc.
1.400%, 10/15/17	100,000	100,312
6.000%, 2/15/18	1,824,000	1,980,357
1.900%, 7/16/18	1,200,000	1,215,382
1.700%, 2/15/19	500,000	504,187
1.625%, 3/15/19	750,000	753,673
2.300%, 12/15/19	500,000	511,380
2.700%, 7/15/20	1,875,000	1,940,582
4.700%, 2/15/21	850,000	952,818
2.125%, 3/15/21	500,000	501,573
2.875%, 3/15/22	500,000	518,263
3.350%, 7/15/22	1,000,000	1,059,300
2.750%, 2/15/23	1,000,000	1,015,968
2.875%, 3/15/23	600,000	613,606
3.750%, 7/15/25	2,000,000	2,151,200
3.100%, 3/15/26	500,000	510,762

		54,200,601

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	662,584
3.875%, 7/15/23	1,094,000	1,127,496
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,226,441
5.000%, 1/15/21	125,000	136,973
Thermo Fisher Scientific, Inc.
1.850%, 1/15/18	750,000	754,545
2.150%, 12/14/18	150,000	150,614
2.400%, 2/1/19	1,100,000	1,109,462
4.700%, 5/1/20	100,000	108,915
4.500%, 3/1/21	1,000,000	1,078,530
3.600%, 8/15/21	265,000	274,478
3.300%, 2/15/22	875,000	888,006
3.150%, 1/15/23	1,000,000	993,118
4.150%, 2/1/24	1,000,000	1,053,662
3.650%, 12/15/25	500,000	508,977

		10,073,801

Pharmaceuticals (1.2%)
AbbVie, Inc.
1.750%, 11/6/17	3,694,000	3,708,776
1.800%, 5/14/18	2,000,000	2,012,094
2.000%, 11/6/18	219,000	221,272
2.500%, 5/14/20	3,500,000	3,556,350
2.900%, 11/6/22	2,519,000	2,547,668
3.200%, 11/6/22	1,000,000	1,031,135
3.600%, 5/14/25	3,000,000	3,110,501
Actavis Funding SCS
1.300%, 6/15/17	1,000,000	997,936
2.350%, 3/12/18	2,000,000	2,022,318
2.450%, 6/15/19	535,000	540,649
3.000%, 3/12/20	2,400,000	2,468,739
3.450%, 3/15/22	2,440,000	2,532,577
3.850%, 6/15/24	1,250,000	1,319,261
3.800%, 3/15/25	3,125,000	3,239,375
Actavis, Inc.
6.125%, 8/15/19	388,000	432,468
3.250%, 10/1/22	1,300,000	1,334,217
Allergan, Inc.
1.350%, 3/15/18	425,000	420,950
3.375%, 9/15/20	1,000,000	1,036,968
2.800%, 3/15/23	400,000	390,660
AstraZeneca plc
5.900%, 9/15/17	2,125,000	2,266,938
1.750%, 11/16/18	1,000,000	1,010,527
2.375%, 11/16/20	1,500,000	1,526,226
3.375%, 11/16/25	1,500,000	1,550,250
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	600,346
1.750%, 3/1/19	750,000	764,913
2.000%, 8/1/22	656,000	656,633
Eli Lilly & Co.
1.950%, 3/15/19	500,000	509,803
2.750%, 6/1/25	1,500,000	1,532,700
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,375,000	1,384,487
2.850%, 5/8/22	2,000,000	2,092,385
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,956,000	2,142,875
2.800%, 3/18/23	1,156,000	1,195,175

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Johnson & Johnson
5.550%, 8/15/17	$2,100,000	$2,234,238
1.125%, 11/21/17	1,000,000	1,005,552
5.150%, 7/15/18	200,000	218,686
1.125%, 3/1/19	465,000	466,476
1.650%, 3/1/21	750,000	752,104
3.550%, 5/15/21	500,000	546,943
2.450%, 12/5/21	1,250,000	1,295,728
2.050%, 3/1/23	750,000	753,817
3.375%, 12/5/23	500,000	551,365
2.450%, 3/1/26	750,000	752,194
Merck & Co., Inc.
1.100%, 1/31/18	1,000,000	1,002,561
1.300%, 5/18/18	823,000	828,493
1.850%, 2/10/20	1,000,000	1,016,756
3.875%, 1/15/21	1,000,000	1,101,390
2.350%, 2/10/22	1,500,000	1,530,414
2.400%, 9/15/22	1,200,000	1,213,795
2.800%, 5/18/23	1,700,000	1,774,450
2.750%, 2/10/25	1,000,000	1,022,000
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,283,285
Mylan N.V.
3.000%, 12/15/18§	470,000	475,681
3.750%, 12/15/20§	750,000	767,316
Mylan, Inc.
2.600%, 6/24/18	500,000	496,983
2.550%, 3/28/19	412,000	412,453
Novartis Capital Corp.
4.400%, 4/24/20	100,000	111,107
2.400%, 9/21/22	1,200,000	1,223,573
3.400%, 5/6/24	1,000,000	1,073,204
3.000%, 11/20/25	1,500,000	1,563,000
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	4,098,437
Perrigo Co. plc
4.000%, 11/15/23	1,700,000	1,727,187
Perrigo Finance Unlimited Co.
3.500%, 3/15/21	730,000	748,769
4.375%, 3/15/26	700,000	715,571
Pfizer, Inc.
1.100%, 5/15/17	1,500,000	1,505,121
4.650%, 3/1/18	62,000	66,259
1.500%, 6/15/18	1,000,000	1,011,332
6.200%, 3/15/19	3,056,000	3,471,542
3.000%, 6/15/23	1,000,000	1,051,344
3.400%, 5/15/24	1,500,000	1,606,404
Sanofi S.A.
1.250%, 4/10/18	1,638,000	1,645,265
4.000%, 3/29/21	2,106,000	2,314,165
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	937,000	939,015
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,750,000	1,820,000
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	496,625
Wyeth LLC
5.450%, 4/1/17	500,000	522,305
Zoetis, Inc.
1.875%, 2/1/18	600,000	598,365
3.450%, 11/13/20	250,000	256,882
3.250%, 2/1/23	1,185,000	1,166,523
4.500%, 11/13/25	750,000	793,253

		102,185,100

Total Health Care		247,549,137

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co.
0.950%, 5/15/18	500,000	497,629
6.000%, 3/15/19	1,046,000	1,184,356
4.875%, 2/15/20	886,000	994,354
1.650%, 10/30/20	600,000	600,000
2.200%, 10/30/22	500,000	495,548
2.850%, 10/30/24	300,000	312,098
2.500%, 3/1/25	200,000	203,231
2.600%, 10/30/25	650,000	658,226
General Dynamics Corp.
1.000%, 11/15/17	250,000	251,215
3.875%, 7/15/21	562,000	608,380
2.250%, 11/15/22	1,094,000	1,108,481
Hexcel Corp.
4.700%, 8/15/25	150,000	150,856
Honeywell International, Inc.
5.300%, 3/1/18	1,300,000	1,402,699
5.000%, 2/15/19	846,000	933,799
4.250%, 3/1/21	500,000	556,871
L-3 Communications Corp.
5.200%, 10/15/19	1,100,000	1,161,419
4.950%, 2/15/21	1,194,000	1,244,079
3.950%, 5/28/24	206,000	197,280
Lockheed Martin Corp.
1.850%, 11/23/18	460,000	464,842
4.250%, 11/15/19	1,624,000	1,767,442
2.500%, 11/23/20	1,000,000	1,022,933
3.350%, 9/15/21	500,000	527,546
3.100%, 1/15/23	500,000	518,525
2.900%, 3/1/25	250,000	253,641
3.550%, 1/15/26	1,250,000	1,323,219
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	601,248
3.500%, 3/15/21	31,000	32,782
3.250%, 8/1/23	2,100,000	2,187,158
Precision Castparts Corp.
1.250%, 1/15/18	900,000	900,417
2.250%, 6/15/20	750,000	759,846
2.500%, 1/15/23	562,000	562,613
3.250%, 6/15/25	750,000	778,992
Raytheon Co.
6.400%, 12/15/18	208,000	235,947
4.400%, 2/15/20	1,069,000	1,175,104
3.125%, 10/15/20	1,156,000	1,233,343
2.500%, 12/15/22	500,000	514,070
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	261,833
3.100%, 11/15/21	550,000	572,247
Textron, Inc.
5.600%, 12/1/17	100,000	105,364
7.250%, 10/1/19	500,000	574,349
3.650%, 3/1/21	125,000	128,609
5.950%, 9/21/21	350,000	387,865
3.875%, 3/1/25	285,000	286,734
4.000%, 3/15/26	175,000	178,453
United Technologies Corp.
1.800%, 6/1/17	1,217,000	1,227,222
5.375%, 12/15/17	1,008,000	1,080,261
1.778%, 5/4/18(e)	500,000	501,192
6.125%, 2/1/19	1,825,000	2,051,165

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 4/15/20	$1,275,000	$1,405,042
3.100%, 6/1/22	1,844,000	1,946,860

		38,127,385

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	797,553
2.300%, 2/1/20	500,000	506,156
2.625%, 8/1/22	276,000	278,339
2.700%, 4/15/23	450,000	446,928
4.000%, 1/15/24	450,000	487,930
3.200%, 2/1/25	750,000	763,920
3.250%, 4/1/26	500,000	512,436
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	201,329
5.125%, 4/1/19	2,100,000	2,331,732
3.125%, 1/15/21	1,675,000	1,788,467
2.450%, 10/1/22	1,000,000	1,041,171

		9,155,961

Airlines (0.1%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	1,680,314	1,793,735
Continental Airlines, Inc., Class A
4.750%, 1/12/21	1,344,264	1,408,923
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	210,955	236,142
Series 2010-2 A
4.950%, 5/23/19	740,155	777,163
Southwest Airlines Co.
2.750%, 11/6/19	750,000	768,300
2.650%, 11/5/20	250,000	253,450

		5,237,713

Building Products (0.0%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	303,267
4.000%, 6/15/25	350,000	353,250
Owens Corning, Inc.
4.200%, 12/15/22	1,000,000	1,010,625
4.200%, 12/1/24	300,000	298,687

		1,965,829

Commercial Services & Supplies (0.2%)
Board of Trustees of the Leland Stanford Junior University
4.750%, 5/1/19	300,000	330,817
Cornell University
5.450%, 2/1/19	400,000	445,765
Pitney Bowes, Inc.
5.750%, 9/15/17	127,000	133,382
4.750%, 5/15/18	62,000	64,478
6.250%, 3/15/19	1,100,000	1,207,816
4.625%, 3/15/24	500,000	508,063
Republic Services, Inc.
3.800%, 5/15/18	500,000	521,131
5.500%, 9/15/19	1,214,000	1,339,615
5.000%, 3/1/20	600,000	656,684
5.250%, 11/15/21	406,000	461,577
3.550%, 6/1/22	1,000,000	1,052,072
4.750%, 5/15/23	1,000,000	1,114,971
Trustees of Dartmouth College
4.750%, 6/1/19	135,000	149,200
Vanderbilt University
5.250%, 4/1/19	273,000	303,624
Waste Management, Inc.
6.100%, 3/15/18	446,000	486,961
4.750%, 6/30/20	300,000	331,143
4.600%, 3/1/21	500,000	546,468
2.900%, 9/15/22	500,000	508,403
3.500%, 5/15/24	500,000	522,579
3.125%, 3/1/25	1,000,000	1,023,268
Yale University
2.086%, 4/15/19	300,000	307,028

		12,015,045

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	500,000	502,710
2.875%, 5/8/22	1,306,000	1,329,803
Fluor Corp.
3.500%, 12/15/24	900,000	925,341

		2,757,854

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	500,000	500,146
6.950%, 3/20/19	1,000,000	1,133,082
2.750%, 11/2/22	1,531,000	1,532,962
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,313,040
2.625%, 12/1/21	450,000	459,794
2.625%, 2/15/23	256,000	256,099
3.150%, 6/1/25	350,000	360,051
Hubbell, Inc.
3.350%, 3/1/26	750,000	757,341
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	504,458
2.875%, 3/1/25	500,000	507,070

		7,324,043

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 8/7/18	500,000	505,871
1.625%, 6/15/19	1,000,000	1,014,081
2.000%, 8/7/20	500,000	509,975
2.000%, 6/26/22	1,000,000	1,010,948
3.000%, 8/7/25	750,000	801,579
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	110,004
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	272,851
Danaher Corp.
5.625%, 1/15/18	546,000	584,747
1.650%, 9/15/18	185,000	187,609
5.400%, 3/1/19	500,000	552,152
2.400%, 9/15/20	500,000	515,869
3.900%, 6/23/21	662,000	726,060
3.350%, 9/15/25	310,000	330,126
Eaton Electric Holdings LLC
3.875%, 12/15/20	600,000	631,766
General Electric Co.
5.625%, 9/15/17	62,000	66,204
5.250%, 12/6/17	3,291,000	3,527,322
2.700%, 10/9/22	3,375,000	3,509,518
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,185,255
2.875%, 1/15/19	750,000	765,091
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,814,784
3.750%, 3/15/22	406,000	427,644

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Pentair Finance S.A.
1.875%, 9/15/17	$1,000,000	$996,832
2.650%, 12/1/19	156,000	152,908
5.000%, 5/15/21	550,000	584,872
3.150%, 9/15/22	500,000	481,414
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,764,477
6.250%, 9/1/19	500,000	566,299
3.000%, 12/15/20	250,000	254,913
3.125%, 11/15/22	625,000	621,767
3.850%, 12/15/25	125,000	128,771
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,312,357
2.375%, 12/17/18	240,000	242,722
2.350%, 8/1/19	250,000	251,289
3.450%, 8/1/24	290,000	292,700
3.700%, 2/15/26	250,000	258,670

		26,959,447

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,091,778
2.600%, 6/26/22	844,000	855,127
3.400%, 5/15/24	715,000	751,594
Crane Co.
2.750%, 12/15/18	350,000	355,168
4.450%, 12/15/23	400,000	418,485
Cummins, Inc.
3.650%, 10/1/23	500,000	521,119
Deere & Co.
4.375%, 10/16/19	658,000	719,463
2.600%, 6/8/22	1,312,000	1,332,930
Dover Corp.
5.450%, 3/15/18	616,000	663,167
4.300%, 3/1/21	656,000	719,359
3.150%, 11/15/25	250,000	258,309
Flowserve Corp.
4.000%, 11/15/23	700,000	711,774
IDEX Corp.
4.200%, 12/15/21	300,000	317,038
Illinois Tool Works, Inc.
6.250%, 4/1/19	600,000	678,241
3.375%, 9/15/21	300,000	319,747
3.500%, 3/1/24	1,000,000	1,072,203
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	500,000	501,207
Kennametal, Inc.
2.650%, 11/1/19	250,000	234,253
3.875%, 2/15/22	560,000	531,011
Pall Corp.
5.000%, 6/15/20	300,000	331,431
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	542,278
3.300%, 11/21/24	600,000	629,287
Snap-on, Inc.
4.250%, 1/15/18	200,000	210,270
Stanley Black & Decker, Inc.
2.451%, 11/17/18	500,000	507,421
2.900%, 11/1/22	994,000	1,003,594
5.750%, 12/15/53(l)	600,000	625,500
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	374,333
Wabtec Corp.
4.375%, 8/15/23	200,000	213,491

		16,489,578

Professional Services (0.0%)
Dun & Bradstreet Corp.
4.000%, 6/15/20	500,000	499,909
4.375%, 12/1/22	500,000	504,452
Equifax, Inc.
3.300%, 12/15/22	461,000	473,314
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	672,040
4.000%, 6/15/25	400,000	402,740

		2,552,455

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	508,348
4.700%, 10/1/19	725,000	799,578
3.600%, 9/1/20	1,500,000	1,596,079
3.050%, 3/15/22	2,156,000	2,264,840
3.850%, 9/1/23	750,000	819,430
3.750%, 4/1/24	250,000	272,420
3.400%, 9/1/24	500,000	532,165
3.000%, 4/1/25	750,000	774,855
3.650%, 9/1/25	500,000	542,331
Canadian National Railway Co.
5.550%, 5/15/18	157,000	169,344
5.550%, 3/1/19	1,133,000	1,251,217
2.250%, 11/15/22	900,000	898,658
2.950%, 11/21/24	250,000	256,251
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	172,992
7.250%, 5/15/19	645,000	738,932
2.900%, 2/1/25	1,000,000	955,545
CSX Corp.
7.900%, 5/1/17	250,000	267,813
6.250%, 3/15/18	460,000	501,146
7.375%, 2/1/19	1,055,000	1,215,647
3.700%, 10/30/20	200,000	212,858
4.250%, 6/1/21	500,000	545,540
3.700%, 11/1/23	1,000,000	1,066,933
3.350%, 11/1/25	500,000	515,276
J.B. Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	305,816
3.850%, 3/15/24	750,000	781,303
Kansas City Southern
2.350%, 5/15/20§	400,000	392,609
3.000%, 5/15/23§	121,000	117,316
Norfolk Southern Corp.
7.700%, 5/15/17	1,329,000	1,421,402
5.750%, 4/1/18	446,000	482,318
5.900%, 6/15/19	1,317,000	1,470,174
2.903%, 2/15/23	1,150,000	1,149,941
Ryder System, Inc.
3.500%, 6/1/17	125,000	127,695
2.500%, 3/1/18	250,000	252,985
2.450%, 11/15/18	600,000	604,646
2.350%, 2/26/19	250,000	250,625
2.550%, 6/1/19	310,000	311,221
2.500%, 5/11/20	1,000,000	982,712
2.875%, 9/1/20	250,000	248,813
3.450%, 11/15/21	250,000	254,218
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,019,058
1.800%, 2/1/20	1,000,000	1,003,852
2.250%, 6/19/20	250,000	254,901
4.000%, 2/1/21	170,000	186,546
2.950%, 1/15/23	500,000	516,712
2.750%, 4/15/23	1,000,000	1,018,793

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.646%, 2/15/24	$500,000	$540,846
3.250%, 8/15/25	250,000	266,961
2.750%, 3/1/26	250,000	253,769

		31,093,430

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.625%, 9/4/18	500,000	493,750
3.375%, 1/15/19	2,750,000	2,741,750
3.875%, 4/1/21	125,000	126,250
4.250%, 9/15/24	1,000,000	990,000
GATX Corp.
2.375%, 7/30/18	388,000	388,270
2.500%, 3/15/19	700,000	697,079
2.500%, 7/30/19	500,000	494,850
4.850%, 6/1/21	100,000	106,261
3.900%, 3/30/23	151,000	151,152
3.250%, 3/30/25	400,000	371,046

		6,560,408

Total Industrials		160,239,148

Information Technology (2.6%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
1.400%, 2/28/18	335,000	337,931
1.650%, 6/15/18	1,000,000	1,013,928
4.950%, 2/15/19	2,757,000	3,051,918
1.600%, 2/28/19	375,000	380,159
2.125%, 3/1/19	1,650,000	1,696,010
4.450%, 1/15/20	1,312,000	1,455,366
2.450%, 6/15/20	1,000,000	1,033,847
2.200%, 2/28/21	1,250,000	1,274,347
2.900%, 3/4/21	570,000	597,733
3.000%, 6/15/22	450,000	474,889
2.600%, 2/28/23	500,000	513,048
3.625%, 3/4/24	1,000,000	1,092,714
3.500%, 6/15/25	425,000	461,516
2.950%, 2/28/26	750,000	773,568
Harris Corp.
1.999%, 4/27/18	165,000	164,417
2.700%, 4/27/20	100,000	99,924
4.400%, 12/15/20	1,000,000	1,064,358
3.832%, 4/27/25	200,000	206,372
Juniper Networks, Inc.
3.125%, 2/26/19	250,000	254,188
3.300%, 6/15/20	350,000	354,629
4.600%, 3/15/21	62,000	65,537
4.500%, 3/15/24	175,000	177,070
4.350%, 6/15/25	350,000	342,490
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	986,326
3.750%, 5/15/22	94,000	91,513
3.500%, 3/1/23	1,000,000	910,944
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,145,804

		20,020,546

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	755,024
3.125%, 9/15/21	1,000,000	1,016,911
Arrow Electronics, Inc.
3.000%, 3/1/18	150,000	150,878
6.000%, 4/1/20	304,000	333,802
3.500%, 4/1/22	1,500,000	1,495,491
Avnet, Inc.
5.875%, 6/15/20	500,000	548,341
Corning, Inc.
1.450%, 11/15/17	600,000	596,718
4.250%, 8/15/20	274,000	290,750
2.900%, 5/15/22	650,000	649,229
3.700%, 11/15/23	187,000	190,780
Flextronics International Ltd.
4.750%, 6/15/25	800,000	782,000
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	63,285
5.000%, 8/10/22	600,000	598,755
4.950%, 12/15/24	200,000	192,975
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	987,500
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	603,968
4.550%, 10/30/24	600,000	584,104
Tech Data Corp.
3.750%, 9/21/17	300,000	305,991
Trimble Navigation Ltd.
4.750%, 12/1/24	350,000	350,386

		10,496,888

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
1.625%, 11/28/17	530,000	529,155
2.500%, 11/28/19	1,250,000	1,260,695
3.125%, 11/28/21	1,300,000	1,323,422
3.600%, 11/28/24	2,500,000	2,525,201
Baidu, Inc.
2.250%, 11/28/17	500,000	502,840
3.250%, 8/6/18	1,226,000	1,255,171
2.750%, 6/9/19	500,000	505,992
3.000%, 6/30/20	900,000	913,245
3.500%, 11/28/22	500,000	511,532
4.125%, 6/30/25	695,000	724,501
eBay, Inc.
1.350%, 7/15/17	571,000	569,871
2.500%, 3/9/18	905,000	918,330
3.250%, 10/15/20	362,000	371,920
2.875%, 8/1/21	1,150,000	1,144,299
3.800%, 3/9/22	1,250,000	1,284,337
2.600%, 7/15/22	1,100,000	1,051,823
Google, Inc.
3.625%, 5/19/21	950,000	1,040,336
3.375%, 2/25/24	500,000	542,580

		16,975,250

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	1,028,263
3.375%, 9/15/25	500,000	533,072
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	422,660
Computer Sciences Corp.
4.450%, 9/15/22	200,000	203,282
Fidelity National Information Services, Inc.
1.450%, 6/5/17	150,000	148,742
2.000%, 4/15/18	129,000	128,255
2.850%, 10/15/18	530,000	537,797
3.625%, 10/15/20	600,000	619,766
5.000%, 3/15/22	1,000,000	1,051,289
4.500%, 10/15/22	400,000	426,097
3.500%, 4/15/23	500,000	494,938
3.875%, 6/5/24	1,000,000	1,001,906
5.000%, 10/15/25	1,000,000	1,078,128

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Fiserv, Inc.
2.700%, 6/1/20	$1,000,000	$1,016,790
4.750%, 6/15/21	94,000	101,572
3.500%, 10/1/22	500,000	522,294
3.850%, 6/1/25	1,500,000	1,562,618
International Business Machines Corp.
5.700%, 9/14/17	5,188,000	5,538,423
1.250%, 2/8/18	1,200,000	1,204,900
1.800%, 5/17/19	1,000,000	1,011,388
1.625%, 5/15/20	2,200,000	2,207,628
2.250%, 2/19/21	1,000,000	1,019,273
1.875%, 8/1/22	1,750,000	1,716,894
2.875%, 11/9/22	1,000,000	1,033,654
3.375%, 8/1/23	1,000,000	1,058,405
3.625%, 2/12/24	1,000,000	1,064,083
3.450%, 2/19/26	1,000,000	1,045,685
MasterCard, Inc.
3.375%, 4/1/24	1,000,000	1,063,493
Total System Services, Inc.
2.375%, 6/1/18	320,000	317,659
3.800%, 4/1/21	250,000	257,277
3.750%, 6/1/23	450,000	439,292
4.800%, 4/1/26	500,000	515,686
Visa, Inc.
1.200%, 12/14/17	655,000	658,303
2.200%, 12/14/20	2,500,000	2,562,630
2.800%, 12/14/22	1,750,000	1,825,113
3.150%, 12/14/25	3,450,000	3,586,934
Western Union Co.
2.875%, 12/10/17	250,000	253,673
5.253%, 4/1/20	1,002,000	1,081,783
Xerox Corp.
6.350%, 5/15/18	1,115,000	1,189,596
2.750%, 3/15/19	500,000	487,103
5.625%, 12/15/19	639,000	672,008
2.800%, 5/15/20	750,000	708,276
3.500%, 8/20/20	250,000	241,265
4.500%, 5/15/21	185,000	185,743
3.800%, 5/15/24	750,000	675,933

		44,499,569

Semiconductors & Semiconductor Equipment (0.3%)
Altera Corp.
1.750%, 5/15/17	500,000	504,584
2.500%, 11/15/18	500,000	510,729
4.100%, 11/15/23	600,000	660,298
Analog Devices, Inc.
2.875%, 6/1/23	250,000	251,729
3.900%, 12/15/25	450,000	482,883
Applied Materials, Inc.
2.625%, 10/1/20	430,000	443,799
4.300%, 6/15/21	625,000	688,735
Intel Corp.
1.350%, 12/15/17	2,000,000	2,016,495
2.450%, 7/29/20	1,525,000	1,575,146
3.300%, 10/1/21	1,257,000	1,347,834
3.100%, 7/29/22	600,000	635,446
2.700%, 12/15/22	1,875,000	1,933,294
3.700%, 7/29/25	1,795,000	1,964,578
KLA-Tencor Corp.
2.375%, 11/1/17	500,000	502,580
3.375%, 11/1/19	1,000,000	1,015,540
4.125%, 11/1/21	571,000	596,845
Lam Research Corp.
2.750%, 3/15/20	350,000	343,205
3.800%, 3/15/25	350,000	337,368
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	754,827
3.375%, 3/15/23	400,000	402,251
QUALCOMM, Inc.
1.400%, 5/18/18	978,000	982,492
2.250%, 5/20/20	1,000,000	1,024,243
3.000%, 5/20/22	2,500,000	2,606,044
Texas Instruments, Inc.
1.000%, 5/1/18	500,000	499,719
1.650%, 8/3/19	350,000	354,668
1.750%, 5/1/20	250,000	251,264
2.750%, 3/12/21	1,100,000	1,148,346
2.250%, 5/1/23	750,000	736,918
Xilinx, Inc.
2.125%, 3/15/19	500,000	502,786
3.000%, 3/15/21	500,000	515,884

		25,590,530

Software (0.6%)
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	919,175
Autodesk, Inc.
1.950%, 12/15/17	297,000	295,090
3.125%, 6/15/20	600,000	607,345
4.375%, 6/15/25	600,000	603,053
CA, Inc.
2.875%, 8/15/18	500,000	508,288
5.375%, 12/1/19	400,000	437,233
3.600%, 8/1/20	300,000	308,631
4.500%, 8/15/23	250,000	265,323
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	176,587
CDK Global, Inc.
3.300%, 10/15/19	400,000	399,695
4.500%, 10/15/24	405,000	401,446
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	519,501
4.800%, 3/1/26	600,000	612,286
Microsoft Corp.
1.000%, 5/1/18	487,000	488,664
1.300%, 11/3/18	1,720,000	1,735,678
1.625%, 12/6/18	900,000	915,015
4.200%, 6/1/19	736,000	806,168
3.000%, 10/1/20	594,000	634,041
2.000%, 11/3/20	2,250,000	2,303,333
4.000%, 2/8/21	1,000,000	1,112,804
2.375%, 2/12/22	1,000,000	1,027,838
2.650%, 11/3/22	1,000,000	1,036,896
2.125%, 11/15/22	500,000	501,817
2.375%, 5/1/23	1,250,000	1,266,671
3.625%, 12/15/23	2,000,000	2,190,160
2.700%, 2/12/25	1,500,000	1,529,239
3.125%, 11/3/25	2,600,000	2,721,368
Oracle Corp.
1.200%, 10/15/17	1,000,000	1,004,795
5.750%, 4/15/18	1,362,000	1,488,884
2.375%, 1/15/19	1,500,000	1,549,941
5.000%, 7/8/19	2,000,000	2,241,123
2.250%, 10/8/19	2,000,000	2,059,145
2.800%, 7/8/21	585,000	611,301
2.500%, 5/15/22	2,000,000	2,037,472
2.500%, 10/15/22	1,875,000	1,899,853
3.625%, 7/15/23	1,000,000	1,080,016
3.400%, 7/8/24	2,000,000	2,126,622
2.950%, 5/15/25	3,000,000	3,065,905
Symantec Corp.
4.200%, 9/15/20	500,000	515,609

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 6/15/22	$1,000,000	$1,003,386

		45,007,397

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
0.900%, 5/12/17	1,000,000	1,001,649
1.300%, 2/23/18	375,000	377,731
1.000%, 5/3/18	4,256,000	4,260,942
1.700%, 2/22/19	435,000	441,646
2.100%, 5/6/19	2,650,000	2,719,730
1.550%, 2/7/20	1,000,000	1,003,009
2.000%, 5/6/20	1,000,000	1,017,625
2.250%, 2/23/21	2,250,000	2,291,947
2.850%, 5/6/21	935,000	979,385
2.150%, 2/9/22	1,000,000	1,007,599
2.700%, 5/13/22	1,000,000	1,034,710
2.850%, 2/23/23	1,250,000	1,294,500
2.400%, 5/3/23	4,707,000	4,703,214
3.450%, 5/6/24	4,000,000	4,237,968
2.500%, 2/9/25	1,000,000	989,657
3.250%, 2/23/26	2,255,000	2,352,583
EMC Corp.
1.875%, 6/1/18	1,600,000	1,564,119
2.650%, 6/1/20	1,250,000	1,168,286
3.375%, 6/1/23	1,800,000	1,509,043
Hewlett Packard Enterprise Co.
2.450%, 10/5/17§	1,500,000	1,509,410
2.850%, 10/5/18§	2,420,000	2,457,405
3.600%, 10/15/20§	1,350,000	1,403,752
4.400%, 10/15/22§	1,500,000	1,570,374
4.900%, 10/15/25§	3,000,000	3,086,891
HP, Inc.
3.750%, 12/1/20	41,000	42,288
4.375%, 9/15/21	300,000	313,419
4.650%, 12/9/21	2,000,000	2,096,774
4.050%, 9/15/22	1,000,000	1,012,959
Lexmark International, Inc.
5.125%, 3/15/20	500,000	524,214
NetApp, Inc.
2.000%, 12/15/17	562,000	560,617
3.375%, 6/15/21	550,000	551,281
Seagate HDD Cayman
3.750%, 11/15/18	2,500,000	2,487,500

		51,572,227

Total Information Technology		214,162,407

Materials (1.1%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	553,916
3.150%, 10/1/22	131,000	129,609
3.500%, 6/1/23	1,000,000	997,598
Air Products and Chemicals, Inc.
4.375%, 8/21/19	439,000	474,743
2.750%, 2/3/23	1,000,000	1,000,593
3.350%, 7/31/24	750,000	778,172
Airgas, Inc.
1.650%, 2/15/18	500,000	499,339
3.050%, 8/1/20	500,000	511,464
3.650%, 7/15/24	450,000	456,203
Albemarle Corp.
3.000%, 12/1/19	250,000	247,189
4.500%, 12/15/20	500,000	514,366
4.150%, 12/1/24	250,000	247,375
Cabot Corp.
3.700%, 7/15/22	500,000	503,671
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,242,897
3.450%, 6/1/23	1,000,000	964,963
Dow Chemical Co.
8.550%, 5/15/19	2,642,000	3,136,530
4.250%, 11/15/20	1,984,000	2,150,411
4.125%, 11/15/21	100,000	108,948
3.000%, 11/15/22	1,000,000	1,019,106
E.I. du Pont de Nemours & Co.
6.000%, 7/15/18	2,203,000	2,423,801
5.750%, 3/15/19	500,000	556,166
3.625%, 1/15/21	1,700,000	1,810,251
2.800%, 2/15/23	1,000,000	1,004,429
Eastman Chemical Co.
2.400%, 6/1/17	150,000	151,218
5.500%, 11/15/19	472,000	527,108
2.700%, 1/15/20	1,000,000	1,018,147
3.600%, 8/15/22	1,125,000	1,164,779
3.800%, 3/15/25	1,000,000	1,018,731
Ecolab, Inc.
2.000%, 1/14/19	500,000	502,058
2.250%, 1/12/20	400,000	402,777
4.350%, 12/8/21	1,356,000	1,488,579
3.250%, 1/14/23	500,000	513,663
FMC Corp.
4.100%, 2/1/24	1,500,000	1,553,511
Lubrizol Corp.
8.875%, 2/1/19	500,000	594,424
LYB International Finance B.V.
4.000%, 7/15/23	1,100,000	1,152,439
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,144,890
6.000%, 11/15/21	1,800,000	2,091,912
Methanex Corp.
3.250%, 12/15/19	220,000	204,213
4.250%, 12/1/24	650,000	542,684
Monsanto Co.
1.150%, 6/30/17	1,000,000	997,074
5.125%, 4/15/18	869,000	929,483
1.850%, 11/15/18	400,000	400,777
2.750%, 7/15/21	750,000	764,106
2.200%, 7/15/22	250,000	242,553
Mosaic Co.
4.250%, 11/15/23	1,000,000	1,039,804
NewMarket Corp.
4.100%, 12/15/22	167,000	170,118
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	858,849
6.500%, 5/15/19	860,000	962,743
4.875%, 3/30/20	194,000	209,674
3.625%, 3/15/24	500,000	503,869
PPG Industries, Inc.
3.600%, 11/15/20	350,000	362,477
Praxair, Inc.
1.050%, 11/7/17	656,000	653,700
1.250%, 11/7/18	1,400,000	1,390,287
4.500%, 8/15/19	800,000	872,217
2.250%, 9/24/20	500,000	504,575
4.050%, 3/15/21	500,000	547,013
3.000%, 9/1/21	600,000	628,362
2.200%, 8/15/22	450,000	450,236
2.700%, 2/21/23	500,000	509,857
3.200%, 1/30/26	350,000	365,567
RPM International, Inc.
6.125%, 10/15/19	700,000	774,915

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Sherwin-Williams Co.
1.350%, 12/15/17	$550,000	$549,349
Valspar Corp.
7.250%, 6/15/19	439,000	497,529
4.200%, 1/15/22	200,000	211,831
3.300%, 2/1/25	200,000	198,068
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	302,610

		52,300,516

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	269,000	302,214
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	320,063
4.250%, 7/2/24	285,000	286,425

		908,702

Containers & Packaging (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	185,252
3.350%, 4/15/23	300,000	302,041
Bemis Co., Inc.
6.800%, 8/1/19	471,000	531,062
International Paper Co.
7.950%, 6/15/18	1,744,000	1,957,571
7.500%, 8/15/21	156,000	191,203
4.750%, 2/15/22	194,000	213,460
3.650%, 6/15/24	1,900,000	1,917,457
Packaging Corp. of America
3.900%, 6/15/22	500,000	513,399
4.500%, 11/1/23	200,000	210,712
3.650%, 9/15/24	1,000,000	995,662
WestRock RKT Co.
4.900%, 3/1/22	1,500,000	1,612,098

		8,629,917

Metals & Mining (0.4%)
Barrick Gold Corp.
4.100%, 5/1/23	283,000	274,871
Barrick North America Finance LLC
4.400%, 5/30/21	1,700,000	1,738,165
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	1,502,000	1,690,420
3.250%, 11/21/21	500,000	513,971
2.875%, 2/24/22	1,406,000	1,409,720
3.850%, 9/30/23	2,100,000	2,158,399
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,800,000	1,899,000
Glencore Canada Corp.
5.500%, 6/15/17	512,000	512,000
Goldcorp, Inc.
2.125%, 3/15/18	656,000	646,088
3.625%, 6/9/21	330,000	331,398
3.700%, 3/15/23	600,000	581,902
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,143,760
Nucor Corp.
5.750%, 12/1/17	808,000	850,732
5.850%, 6/1/18	800,000	853,477
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	480,604
Rio Tinto Finance USA Ltd.
6.500%, 7/15/18	920,000	1,002,849
9.000%, 5/1/19	1,087,000	1,285,867
3.500%, 11/2/20	1,000,000	1,032,340
4.125%, 5/20/21	1,500,000	1,580,963
3.750%, 9/20/21	1,000,000	1,027,794
Rio Tinto Finance USA plc
1.625%, 8/21/17	1,100,000	1,091,951
2.250%, 12/14/18	1,500,000	1,496,871
3.500%, 3/22/22	687,000	688,724
2.875%, 8/21/22	1,100,000	1,059,703
Southern Copper Corp.
5.375%, 4/16/20	253,000	269,761
3.500%, 11/8/22	244,000	233,935
3.875%, 4/23/25	300,000	286,125
Vale Overseas Ltd.
4.625%, 9/15/20	1,700,000	1,555,500
4.375%, 1/11/22	1,062,000	904,558
Worthington Industries, Inc.
4.550%, 4/15/26	100,000	99,494
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	214,040

		28,914,982

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,040,000

Total Materials		92,794,117

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
1.700%, 6/1/17	1,000,000	1,004,601
1.400%, 12/1/17	1,000,000	999,186
1.750%, 1/15/18	1,000,000	1,004,486
5.500%, 2/1/18	2,000,000	2,143,748
2.375%, 11/27/18	1,500,000	1,531,461
5.800%, 2/15/19	1,901,000	2,115,211
2.300%, 3/11/19	1,000,000	1,020,821
5.875%, 10/1/19	800,000	903,349
5.200%, 3/15/20	604,000	669,900
2.450%, 6/30/20	1,500,000	1,514,987
4.600%, 2/15/21	1,312,000	1,437,711
2.800%, 2/17/21	1,000,000	1,022,881
5.000%, 3/1/21	1,800,000	2,006,887
4.450%, 5/15/21	1,500,000	1,635,513
3.875%, 8/15/21	497,000	528,299
3.000%, 2/15/22	1,000,000	1,013,933
3.800%, 3/15/22	1,850,000	1,944,444
3.000%, 6/30/22	2,050,000	2,074,250
2.625%, 12/1/22	1,156,000	1,140,911
3.600%, 2/17/23	1,000,000	1,045,462
3.900%, 3/11/24	1,000,000	1,050,926
4.450%, 4/1/24	1,500,000	1,632,965
3.950%, 1/15/25	1,000,000	1,043,271
3.400%, 5/15/25	4,000,000	3,986,835
4.125%, 2/17/26	1,750,000	1,845,709
British Telecommunications plc
5.950%, 1/15/18	1,200,000	1,294,083
2.350%, 2/14/19	1,000,000	1,017,210
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	501,903
3.849%, 4/15/23	500,000	511,808
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,848,155
6.000%, 7/8/19	100,000	112,910
Emirates Telecommunications Corp.
2.375%, 6/18/19(m)	1,000,000	1,006,250
3.500%, 6/18/24(m)	1,000,000	1,035,000

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Orange S.A.
2.750%, 2/6/19	$1,000,000	$1,024,963
5.375%, 7/8/19	500,000	553,605
4.125%, 9/14/21	1,000,000	1,081,186
Qwest Corp.
6.500%, 6/1/17	750,000	781,875
6.750%, 12/1/21	700,000	752,150
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	473,000	499,327
3.192%, 4/27/18	1,000,000	1,026,596
5.877%, 7/15/19	570,000	632,951
5.134%, 4/27/20	629,000	695,233
5.462%, 2/16/21	2,456,000	2,788,586
4.570%, 4/27/23	500,000	545,598
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,221,187
Verizon Communications, Inc.
1.350%, 6/9/17	2,500,000	2,505,679
1.100%, 11/1/17	1,000,000	997,200
3.650%, 9/14/18	3,000,000	3,154,396
6.350%, 4/1/19	2,067,000	2,345,009
2.550%, 6/17/19	1,000,000	1,027,487
4.500%, 9/15/20	2,228,000	2,459,331
3.450%, 3/15/21	2,600,000	2,750,894
4.600%, 4/1/21	1,800,000	2,002,081
3.000%, 11/1/21	625,000	648,857
3.500%, 11/1/21	1,000,000	1,060,722
2.450%, 11/1/22	1,406,000	1,394,511
5.150%, 9/15/23	6,000,000	6,909,485
4.150%, 3/15/24	2,000,000	2,172,091
3.500%, 11/1/24	1,750,000	1,830,165

		86,506,231

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	800,000	849,176
5.000%, 3/30/20	1,460,000	1,614,424
3.125%, 7/16/22	1,200,000	1,227,486
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,543,810
3.000%, 3/15/23	750,000	759,498
3.625%, 12/15/25	500,000	519,263
Vodafone Group plc
1.250%, 9/26/17	1,000,000	996,573
1.500%, 2/19/18	2,000,000	1,992,090
5.450%, 6/10/19	1,526,000	1,681,496
2.500%, 9/26/22	700,000	683,579
2.950%, 2/19/23	1,306,000	1,293,112

		13,160,507

Total Telecommunication Services		99,666,738

Utilities (1.7%)
Electric Utilities (1.1%)
Alabama Power Co.
2.800%, 4/1/25	250,000	252,106
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	497,588
2.950%, 12/15/22	150,000	151,553
Appalachian Power Co.
3.400%, 6/1/25	350,000	358,382
Arizona Public Service Co.
8.750%, 3/1/19	461,000	545,174
2.200%, 1/15/20	250,000	252,562
3.350%, 6/15/24	200,000	209,356
3.150%, 5/15/25	200,000	206,001
Baltimore Gas & Electric Co.
2.800%, 8/15/22	300,000	305,400
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	246,561
Commonwealth Edison Co.
6.150%, 9/15/17	940,000	1,004,599
2.150%, 1/15/19	1,000,000	1,013,014
4.000%, 8/1/20	431,000	465,382
3.400%, 9/1/21	250,000	267,275
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	108,464
5.500%, 2/1/19	500,000	551,468
2.500%, 1/15/23	156,000	155,590
DTE Electric Co.
5.600%, 6/15/18	250,000	272,230
3.900%, 6/1/21	500,000	546,565
3.650%, 3/15/24	245,000	259,497
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	509,693
4.300%, 6/15/20	250,000	275,949
2.500%, 3/15/23	500,000	505,070
Duke Energy Corp.
1.625%, 8/15/17	500,000	500,507
2.100%, 6/15/18	500,000	502,283
5.050%, 9/15/19	655,000	713,986
3.050%, 8/15/22	1,100,000	1,111,222
3.750%, 4/15/24	350,000	364,450
Duke Energy Florida LLC
5.800%, 9/15/17	500,000	532,085
5.650%, 6/15/18	346,000	376,825
4.550%, 4/1/20	160,000	175,667
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,143,651
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	555,584
3.800%, 9/1/23	1,000,000	1,081,711
Duke Energy Progress LLC
5.300%, 1/15/19	700,000	773,033
Edison International
3.750%, 9/15/17	531,000	548,539
2.950%, 3/15/23	300,000	301,714
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,075,318
3.700%, 6/1/24	1,000,000	1,074,470
Entergy Corp.
5.125%, 9/15/20	787,000	865,342
4.000%, 7/15/22	1,000,000	1,057,448
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	684,198
Eversource Energy
4.500%, 11/15/19	419,000	451,269
2.500%, 3/15/21	200,000	202,119
3.150%, 1/15/25	150,000	148,583
3.350%, 3/15/26	200,000	199,493
Exelon Corp.
1.550%, 6/9/17	350,000	349,390
2.850%, 6/15/20	750,000	759,784
3.950%, 6/15/25§	750,000	777,295
Florida Power & Light Co.
5.550%, 11/1/17	500,000	532,708
2.750%, 6/1/23	250,000	254,452
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,076,875
4.250%, 12/1/19	307,000	331,069
2.400%, 4/1/21	350,000	353,058

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.850%, 5/15/22	$750,000	$757,105
3.250%, 4/1/26	350,000	358,491
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	67,008
Hydro-Quebec
1.375%, 6/19/17	2,000,000	2,009,895
8.400%, 1/15/22	125,000	163,474
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,240,446
3.200%, 3/15/23	150,000	150,764
Interstate Power & Light Co.
3.250%, 12/1/24	600,000	618,022
3.400%, 8/15/25	250,000	259,677
ITC Holdings Corp.
3.650%, 6/15/24	325,000	324,967
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,559,381
7.350%, 2/1/19	100,000	112,507
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	104,239
6.375%, 3/1/18	600,000	646,829
7.150%, 4/1/19	500,000	574,592
3.150%, 3/15/23	250,000	250,653
3.650%, 8/15/25	500,000	520,366
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	529,118
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	569,695
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	872,489
3.500%, 10/15/24	300,000	321,602
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,107,038
7.125%, 3/15/19	500,000	573,405
NextEra Energy Capital Holdings, Inc.
2.056%, 9/1/17	1,000,000	1,004,681
6.000%, 3/1/19	946,000	1,040,602
2.300%, 4/1/19	165,000	165,480
2.400%, 9/15/19	500,000	499,987
2.700%, 9/15/19	350,000	353,470
4.500%, 6/1/21	1,000,000	1,085,009
Northern States Power Co.
5.250%, 3/1/18	500,000	536,270
2.200%, 8/15/20	250,000	254,210
2.150%, 8/15/22	700,000	689,591
NSTAR Electric Co.
5.625%, 11/15/17	750,000	795,716
2.375%, 10/15/22	1,000,000	984,328
3.250%, 11/15/25	150,000	155,525
Ohio Power Co.
6.050%, 5/1/18	200,000	216,331
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	500,000	522,073
6.800%, 9/1/18	700,000	779,755
7.000%, 9/1/22	750,000	922,105
Pacific Gas & Electric Co.
5.625%, 11/30/17	500,000	533,171
8.250%, 10/15/18	755,000	875,311
3.500%, 10/1/20	1,344,000	1,423,167
3.250%, 6/15/23	250,000	259,060
3.750%, 2/15/24	450,000	481,464
3.400%, 8/15/24	500,000	524,470
3.500%, 6/15/25	250,000	265,219
2.950%, 3/1/26	500,000	505,732
PacifiCorp
5.500%, 1/15/19	300,000	330,939
2.950%, 2/1/22	500,000	515,708
3.600%, 4/1/24	600,000	643,695
3.350%, 7/1/25	250,000	261,856
PECO Energy Co.
5.350%, 3/1/18	100,000	107,242
2.375%, 9/15/22	500,000	503,800
3.150%, 10/15/25	700,000	728,299
PG&E Corp.
2.400%, 3/1/19	500,000	505,851
Portland General Electric Co.
6.100%, 4/15/19	373,000	417,659
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	317,846
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	1,001,231
4.200%, 6/15/22	1,078,000	1,164,639
3.500%, 12/1/22	1,000,000	1,037,648
3.400%, 6/1/23	250,000	256,902
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	201,078
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,252,601
4.400%, 1/15/21	156,000	167,739
3.150%, 4/1/22	1,250,000	1,265,374
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	38,717
3.200%, 11/15/20	150,000	158,416
2.250%, 9/15/22	500,000	497,468
Public Service Co. of New Mexico
3.850%, 8/1/25	700,000	721,494
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	57,241
4.400%, 2/1/21	250,000	269,482
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	648,346
2.300%, 9/15/18	650,000	666,000
2.000%, 8/15/19	700,000	707,837
3.500%, 8/15/20	100,000	107,180
1.900%, 3/15/21	175,000	176,182
2.375%, 5/15/23	500,000	500,653
3.050%, 11/15/24	200,000	207,195
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	561,441
Southern California Edison Co.
1.125%, 5/1/17	600,000	601,014
5.500%, 8/15/18	500,000	548,555
3.875%, 6/1/21	381,000	413,625
1.845%, 2/1/22	171,429	168,724
2.400%, 2/1/22	200,000	201,842
3.500%, 10/1/23	200,000	214,474
Southern Co.
2.450%, 9/1/18	90,000	91,351
2.150%, 9/1/19	1,200,000	1,203,001
2.750%, 6/15/20	500,000	506,856
Southwestern Electric Power Co.
6.450%, 1/15/19	344,000	381,570
3.550%, 2/15/22	1,000,000	1,041,077
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	588,524
3.300%, 6/15/24	300,000	311,372
Tampa Electric Co.
6.100%, 5/15/18	294,000	319,239
2.600%, 9/15/22	200,000	202,539

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Tucson Electric Power Co.
3.050%, 3/15/25	$600,000	$585,114
UIL Holdings Corp.
4.625%, 10/1/20	500,000	536,472
Union Electric Co.
3.500%, 4/15/24	500,000	526,961
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	539,740
5.000%, 6/30/19	665,000	731,587
2.750%, 3/15/23	650,000	654,999
3.450%, 2/15/24	1,000,000	1,063,393
3.100%, 5/15/25	1,500,000	1,531,876
3.150%, 1/15/26	715,000	738,779
Westar Energy, Inc.
5.100%, 7/15/20	500,000	560,526
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	890,392
2.950%, 9/15/21	725,000	755,030
Wisconsin Power & Light Co.
5.000%, 7/15/19	319,000	350,537
Xcel Energy, Inc.
1.200%, 6/1/17	155,000	154,559
4.700%, 5/15/20	756,000	835,565
2.400%, 3/15/21	500,000	506,127
3.300%, 6/1/25	500,000	512,004

		90,663,280

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	544,000	644,161
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	371,398
4.500%, 1/15/21	592,000	622,249
Dominion Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,020,863
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	885,000
5.200%, 7/15/25	1,000,000	940,377
ONE Gas, Inc.
2.070%, 2/1/19	500,000	503,774
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	927,478
Southern California Gas Co.
3.150%, 9/15/24	550,000	577,535
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	871,033
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21	150,000	146,795
Southwest Gas Corp.
3.875%, 4/1/22	500,000	522,396

		8,033,059

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	600,000	663,425
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	400,000	414,500
Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	739,400
5.200%, 10/1/19	1,000,000	1,090,734
2.950%, 1/15/20	250,000	251,875
PSEG Power LLC
5.125%, 4/15/20	650,000	697,953
Southern Power Co.
1.850%, 12/1/17	205,000	206,607
1.500%, 6/1/18	250,000	248,913
2.375%, 6/1/20	250,000	250,098
4.150%, 12/1/25	500,000	504,859
TransAlta Corp.
1.900%, 6/3/17	781,000	754,153
Tri-State Generation & Transmission Association, Inc.
3.700%, 11/1/24	200,000	206,314

		6,028,831

Multi-Utilities (0.4%)
AGL Capital Corp.
3.500%, 9/15/21	750,000	766,132
3.875%, 11/15/25	300,000	310,003
Ameren Corp.
2.700%, 11/15/20	250,000	253,571
Ameren Illinois Co.
9.750%, 11/15/18	750,000	899,943
2.700%, 9/1/22	500,000	508,005
Avista Corp.
5.125%, 4/1/22	500,000	574,000
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,069,855
2.400%, 2/1/20	750,000	762,576
3.750%, 11/15/23	1,100,000	1,177,124
Black Hills Corp.
2.500%, 1/11/19	100,000	101,000
4.250%, 11/30/23	600,000	642,891
3.950%, 1/15/26	350,000	367,154
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	543,087
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,112,785
3.875%, 3/1/24	1,000,000	1,047,242
3.600%, 11/15/25	500,000	514,589
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	416,312
7.125%, 12/1/18	343,000	390,807
6.650%, 4/1/19	600,000	685,205
4.450%, 6/15/20	500,000	547,330
Consumers Energy Co.
6.700%, 9/15/19	1,002,000	1,163,289
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	796,139
Dominion Resources, Inc.
1.900%, 6/15/18	250,000	250,468
5.200%, 8/15/19	316,000	343,409
2.500%, 12/1/19	1,212,000	1,226,573
4.104%, 4/1/21(e)	800,000	817,564
3.625%, 12/1/24	1,250,000	1,261,937
DTE Energy Co.
2.400%, 12/1/19	350,000	352,288
3.300%, 6/15/22§	300,000	311,057
3.500%, 6/1/24	1,000,000	1,023,015
NiSource Finance Corp.
6.400%, 3/15/18	944,000	1,023,544
6.800%, 1/15/19	800,000	896,470
5.450%, 9/15/20	100,000	111,640
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,704,382
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,771,918
SCANA Corp.
6.250%, 4/1/20	300,000	336,146

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra Energy
2.300%, 4/1/17	$550,000	$553,581
6.150%, 6/15/18	100,000	108,086
9.800%, 2/15/19	1,000,000	1,194,032
2.850%, 11/15/20	300,000	304,192
2.875%, 10/1/22	563,000	555,149
3.550%, 6/15/24	250,000	254,984
3.750%, 11/15/25	300,000	307,948
TECO Finance, Inc.
5.150%, 3/15/20	622,000	675,953
WEC Energy Group, Inc.
1.650%, 6/15/18	180,000	180,547
2.450%, 6/15/20	250,000	255,491
3.550%, 6/15/25	250,000	257,456
6.250%, 5/15/67(l)	530,000	429,300

		31,156,169

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	863,457
3.400%, 3/1/25	400,000	419,189
United Utilities plc
5.375%, 2/1/19	500,000	534,286

		1,816,932

Total Utilities		137,698,271

Total Corporate Bonds		2,733,265,663

Government Securities (59.1%)
Foreign Governments (2.4%)
Canadian Government Bond
1.125%, 3/19/18	2,000,000	2,011,080
1.625%, 2/27/19	3,500,000	3,564,960
Export Development Canada
1.000%, 5/15/17	1,000,000	1,000,757
0.750%, 12/15/17	1,250,000	1,245,581
1.000%, 6/15/18	1,000,000	1,000,678
1.250%, 12/10/18	800,000	804,189
1.750%, 8/19/19	3,000,000	3,055,809
Export-Import Bank of Korea
1.750%, 2/27/18	1,591,000	1,593,986
2.875%, 9/17/18	1,500,000	1,540,338
2.375%, 8/12/19	1,250,000	1,271,280
5.125%, 6/29/20	500,000	562,274
4.000%, 1/29/21	1,500,000	1,631,430
4.375%, 9/15/21	200,000	222,964
5.000%, 4/11/22	500,000	575,449
4.000%, 1/14/24	500,000	547,477
2.875%, 1/21/25	1,500,000	1,528,582
3.250%, 11/10/25	1,000,000	1,052,217
FMS Wertmanagement AoeR
1.125%, 9/5/17	3,000,000	3,003,834
1.000%, 11/21/17	1,650,000	1,648,940
1.625%, 11/20/18	1,500,000	1,519,166
1.750%, 3/17/20	1,250,000	1,265,409
Japan Bank for International Cooperation
1.125%, 7/19/17	3,000,000	2,994,144
1.750%, 7/31/18	2,000,000	2,008,178
1.750%, 11/13/18	1,700,000	1,707,694
1.750%, 5/29/19	2,500,000	2,511,470
3.375%, 7/31/23	2,000,000	2,165,155
2.125%, 2/10/25	1,500,000	1,473,106
Japan Finance Organization for Municipalities
5.000%, 5/16/17	1,300,000	1,352,662
4.000%, 1/13/21	700,000	762,989
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,321,330
Korea Development Bank
2.250%, 8/7/17	1,000,000	1,009,913
1.500%, 1/22/18	1,000,000	997,371
3.000%, 3/17/19	1,000,000	1,033,776
2.500%, 3/11/20	1,000,000	1,019,196
2.250%, 5/18/20	1,000,000	1,010,909
4.625%, 11/16/21	250,000	281,565
3.000%, 9/14/22	1,000,000	1,038,637
3.750%, 1/22/24	500,000	538,844
Province of British Columbia
1.200%, 4/25/17	1,500,000	1,504,362
2.650%, 9/22/21	1,000,000	1,049,230
2.000%, 10/23/22	1,300,000	1,309,876
Province of Manitoba
1.125%, 6/1/18	1,000,000	1,000,859
1.750%, 5/30/19	1,000,000	1,020,054
2.100%, 9/6/22	1,468,000	1,468,561
3.050%, 5/14/24	1,000,000	1,062,019
Province of New Brunswick
2.750%, 6/15/18	1,312,000	1,351,351
Province of Ontario
1.100%, 10/25/17	1,950,000	1,945,861
1.200%, 2/14/18	1,000,000	1,000,202
2.000%, 9/27/18	1,500,000	1,522,174
2.000%, 1/30/19	2,100,000	2,132,966
1.650%, 9/27/19	1,300,000	1,303,290
4.000%, 10/7/19	500,000	541,147
4.400%, 4/14/20	4,000,000	4,420,102
1.875%, 5/21/20	2,500,000	2,516,306
2.450%, 6/29/22	1,700,000	1,743,476
3.200%, 5/16/24	2,500,000	2,676,906
Province of Quebec
4.625%, 5/14/18	1,616,000	1,729,412
3.500%, 7/29/20	1,700,000	1,829,341
2.750%, 8/25/21	2,100,000	2,189,808
2.625%, 2/13/23	2,531,000	2,600,794
2.875%, 10/16/24	1,000,000	1,039,195
Republic of Chile
2.250%, 10/30/22	245,000	244,632
3.125%, 1/21/26	3,512,000	3,555,900
Republic of Colombia
7.375%, 3/18/19	2,250,000	2,548,125
4.375%, 7/12/21	2,350,000	2,449,875
2.625%, 3/15/23	1,200,000	1,116,000
4.000%, 2/26/24	2,000,000	2,010,000
4.500%, 1/28/26	1,000,000	1,022,500
Republic of Italy
5.375%, 6/12/17	2,500,000	2,614,592
6.875%, 9/27/23	2,000,000	2,510,555
Republic of Korea
7.125%, 4/16/19	1,796,000	2,089,700
3.875%, 9/11/23	250,000	279,648
Republic of Panama
5.200%, 1/30/20	1,143,000	1,260,157
4.000%, 9/22/24	890,000	934,500
3.750%, 3/16/25	1,500,000	1,546,875
Republic of Peru
7.125%, 3/30/19	1,437,000	1,650,394
Republic of Philippines
6.500%, 1/20/20	312,000	367,770

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/15/21	$5,750,000	$6,317,813
4.200%, 1/21/24	2,400,000	2,703,000
Republic of Poland
6.375%, 7/15/19	2,798,000	3,182,725
5.125%, 4/21/21	1,500,000	1,676,250
5.000%, 3/23/22	2,062,000	2,301,708
3.000%, 3/17/23	1,750,000	1,754,375
4.000%, 1/22/24	2,250,000	2,401,875
Republic of South Africa
6.875%, 5/27/19	1,995,000	2,196,495
5.500%, 3/9/20	1,750,000	1,856,750
5.875%, 5/30/22	1,000,000	1,086,000
4.665%, 1/17/24	1,000,000	1,009,000
5.875%, 9/16/25	1,000,000	1,085,000
Republic of Turkey
7.500%, 7/14/17	9,100,000	9,725,625
6.750%, 4/3/18	312,000	335,790
7.500%, 11/7/19	2,200,000	2,510,750
3.250%, 3/23/23	5,950,000	5,607,875
5.750%, 3/22/24	2,000,000	2,162,500
Republic of Ukraine
1.847%, 5/29/20	3,755,000	3,820,130
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,250,000
4.500%, 8/14/24	500,000	528,750
State of Israel
5.125%, 3/26/19	1,587,000	1,746,493
4.000%, 6/30/22	1,000,000	1,094,000
3.150%, 6/30/23	500,000	521,750
2.875%, 3/16/26	1,000,000	1,001,250
Svensk Exportkredit AB
1.125%, 4/5/18	2,000,000	1,997,842
1.875%, 6/17/19	1,000,000	1,016,559
1.875%, 6/23/20	750,000	759,110
United Mexican States
5.950%, 3/19/19	3,000,000	3,345,000
5.125%, 1/15/20	250,000	274,375
3.500%, 1/21/21	2,000,000	2,070,000
3.625%, 3/15/22	7,000,000	7,227,500
3.600%, 1/30/25	2,000,000	2,037,000
4.125%, 1/21/26	1,000,000	1,048,500

		200,683,644

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,419
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	5,184
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,624
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,268
6.395%, 1/1/40	4,000	5,273
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,483
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,641
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	9,893
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	4,000	4,722
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	171,202
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,495
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	6,020
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	270,296
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,373
Energy Northwest Columbia Generating Station Electric, Revenue and Refunding Bonds, Series 2015-B
2.814%, 7/1/24	500,000	509,910
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107%, 7/1/18	1,000,000	1,011,780
2.995%, 7/1/20	750,000	772,597
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,491
7.055%, 4/1/57	4,000	4,713
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/19	1,000,000	916,030
(Zero Coupon), 2/15/23	1,000,000	748,010
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	4,751
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,264
5.561%, 12/1/49	3,000	3,834

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Regents of the University of California, Revenue Bonds, Series 2013-AH
1.796%, 7/1/19	$175,000	$177,754
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	5,123
7.043%, 4/1/50	4,000	5,924
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	200,000	225,960
6.200%, 10/1/19	400,000	463,584
State of Illinois, General Obligation Bonds, Series 2011
5.665%, 3/1/18	2,500,000	2,634,600
5.877%, 3/1/19	60,000	65,133
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,496

		8,055,847

Supranational (2.8%)
African Development Bank
0.875%, 5/15/17	2,860,000	2,859,793
0.750%, 11/3/17	1,500,000	1,496,473
0.875%, 3/15/18	2,000,000	1,995,044
1.375%, 12/17/18	857,000	862,001
1.375%, 2/12/20	1,000,000	1,000,900
Asian Development Bank
0.750%, 7/28/17	3,000,000	2,993,705
1.125%, 6/5/18	3,000,000	3,006,454
1.750%, 9/11/18	3,100,000	3,151,735
1.875%, 10/23/18	1,900,000	1,937,687
1.750%, 3/21/19	1,350,000	1,372,853
1.375%, 3/23/20	650,000	650,832
1.625%, 8/26/20	1,000,000	1,008,326
2.125%, 11/24/21	1,500,000	1,539,497
1.875%, 2/18/22	3,000,000	3,033,584
2.000%, 1/22/25	3,000,000	3,002,471
Corp. Andina de Fomento
8.125%, 6/4/19	1,229,000	1,459,437
4.375%, 6/15/22	1,500,000	1,646,033
Council of Europe Development Bank
1.500%, 6/19/17	200,000	201,332
1.000%, 3/7/18	1,500,000	1,498,930
1.125%, 5/31/18	1,000,000	1,000,715
1.750%, 11/14/19	1,500,000	1,523,394
1.625%, 3/10/20	1,000,000	1,011,440
European Bank for Reconstruction & Development
0.750%, 9/1/17	2,250,000	2,245,578
1.625%, 4/10/18	1,600,000	1,618,576
1.000%, 6/15/18	2,150,000	2,147,624
1.000%, 9/17/18	2,500,000	2,497,406
1.625%, 11/15/18	100,000	101,401
1.750%, 6/14/19	2,000,000	2,032,163
1.750%, 11/26/19	1,000,000	1,014,129
1.875%, 2/23/22	1,000,000	1,010,398
European Investment Bank
0.875%, 4/18/17	5,200,000	5,197,581
5.125%, 5/30/17	3,401,000	3,568,166
1.625%, 6/15/17	4,000,000	4,028,518
1.000%, 8/17/17	7,000,000	7,002,929
1.125%, 9/15/17	2,415,000	2,420,144
1.000%, 12/15/17	2,824,000	2,823,079
1.000%, 3/15/18	4,000,000	3,995,093
1.250%, 5/15/18	2,500,000	2,509,444
1.000%, 6/15/18	5,500,000	5,490,622
1.625%, 12/18/18	2,500,000	2,532,045
1.875%, 3/15/19	3,000,000	3,058,235
1.750%, 6/17/19	5,000,000	5,079,038
1.625%, 3/16/20	4,000,000	3,985,036
1.375%, 6/15/20	5,000,000	4,982,178
2.875%, 9/15/20	2,750,000	2,912,585
1.625%, 12/15/20	1,000,000	986,434
4.000%, 2/16/21	2,200,000	2,449,539
2.500%, 4/15/21	2,000,000	2,086,860
1.625%, 6/15/21	4,000,000	3,999,957
2.250%, 8/15/22	3,000,000	3,081,737
3.250%, 1/29/24	3,100,000	3,393,880
2.500%, 10/15/24	1,000,000	1,038,438
1.875%, 2/10/25	3,000,000	2,961,606
Inter-American Development Bank
1.000%, 7/14/17	2,000,000	2,001,870
0.875%, 3/15/18	500,000	498,858
1.125%, 8/28/18	2,000,000	2,001,262
4.250%, 9/10/18	1,967,000	2,117,264
3.875%, 9/17/19	1,000,000	1,087,731
1.250%, 10/15/19	1,000,000	998,799
1.750%, 10/15/19	5,000,000	5,080,424
3.875%, 2/14/20	3,349,000	3,665,788
1.875%, 6/16/20	1,500,000	1,528,182
1.375%, 7/15/20	5,000,000	4,988,973
2.125%, 11/9/20	3,100,000	3,189,538
1.875%, 3/15/21	1,150,000	1,169,130
3.000%, 2/21/24	2,000,000	2,156,797
2.125%, 1/15/25(b)(m)	2,000,000	2,018,713
International Bank for Reconstruction & Development
0.875%, 4/17/17	4,000,000	4,003,910
9.250%, 7/15/17	599,000	660,422
1.125%, 7/18/17	2,500,000	2,508,598
1.000%, 11/15/17	2,250,000	2,251,971
1.375%, 4/10/18	2,000,000	2,013,847
1.000%, 6/15/18	4,500,000	4,494,275
1.000%, 10/5/18	4,000,000	3,990,522
1.875%, 3/15/19	3,700,000	3,776,882
1.875%, 10/7/19	2,500,000	2,550,105
2.125%, 11/1/20	2,150,000	2,211,199
1.625%, 3/9/21	4,000,000	4,019,290
2.250%, 6/24/21	3,000,000	3,101,662
1.625%, 2/10/22	3,000,000	2,990,160
1.875%, 10/7/22	1,000,000	1,005,404
7.625%, 1/19/23	1,000,000	1,367,639
2.125%, 2/13/23	1,319,000	1,342,282
2.500%, 11/25/24	3,500,000	3,639,064
2.125%, 3/3/25	450,000	454,275
2.500%, 7/29/25	3,000,000	3,115,219
International Finance Corp.
2.125%, 11/17/17	4,250,000	4,332,350
0.625%, 12/21/17	624,000	620,640
0.875%, 6/15/18	2,750,000	2,742,029
1.750%, 9/4/18	3,000,000	3,050,972
1.250%, 11/27/18	469,000	471,284
1.750%, 9/16/19	2,500,000	2,541,261
1.625%, 7/16/20	1,500,000	1,518,000

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nordic Investment Bank
0.750%, 1/17/18	$824,000	$821,474
1.125%, 3/19/18	500,000	501,900
North American Development Bank
4.375%, 2/11/20	500,000	554,149
2.400%, 10/26/22	1,150,000	1,167,493

		230,824,662

U.S. Government Agencies (4.1%)
Federal Farm Credit Bank
0.730%, 10/13/17	1,000,000	997,669
0.710%, 10/20/17	1,000,000	998,221
0.820%, 12/12/17	1,000,000	998,201
1.070%, 2/12/18	1,000,000	999,861
1.100%, 3/14/18	500,000	502,058
1.100%, 6/1/18	1,000,000	1,003,850
1.300%, 12/14/18	500,000	503,997
1.270%, 1/28/19	1,000,000	1,000,227
1.150%, 2/22/19	1,000,000	999,735
1.290%, 6/14/19	1,000,000	998,746
1.400%, 2/24/20	1,000,000	1,000,098
Federal Home Loan Bank
4.750%, 12/16/16	1,000	1,029
4.875%, 5/17/17	3,169,000	3,318,071
0.875%, 5/24/17	5,000,000	5,008,495
0.625%, 5/30/17	2,740,000	2,738,380
5.250%, 6/5/17	3,135,000	3,295,729
1.000%, 6/21/17	7,400,000	7,425,669
0.750%, 8/28/17	3,000,000	3,000,344
0.750%, 9/8/17	2,000,000	1,997,734
5.000%, 11/17/17	7,676,000	8,202,245
1.125%, 12/8/17	2,000,000	2,008,791
1.000%, 12/19/17	2,625,000	2,634,370
1.375%, 3/9/18	4,000,000	4,059,413
0.875%, 3/19/18	2,000,000	2,001,425
1.750%, 12/14/18	3,000,000	3,068,178
1.600%, 1/29/19	500,000	500,452
1.875%, 3/8/19	500,000	511,704
1.875%, 3/13/20	2,000,000	2,043,039
4.125%, 3/13/20	4,000,000	4,454,428
1.830%, 7/29/20	1,000,000	1,020,921
1.375%, 2/18/21	3,150,000	3,151,280
1.750%, 2/26/21	1,000,000	1,000,957
5.500%, 7/15/36	3,000	4,144
Federal Home Loan Mortgage Corp.
5.000%, 4/18/17	5,577,000	5,827,455
1.250%, 5/12/17	5,000,000	5,032,975
1.000%, 6/29/17	3,500,000	3,512,237
0.750%, 7/14/17	4,000,000	3,998,986
1.000%, 7/25/17	1,000,000	1,002,463
1.000%, 7/28/17	5,000,000	5,015,218
5.500%, 8/23/17	450,000	479,241
1.000%, 9/29/17	5,750,000	5,772,867
5.125%, 11/17/17	7,687,000	8,216,531
1.000%, 12/15/17	3,750,000	3,761,329
0.750%, 1/12/18	6,000,000	5,994,258
1.050%, 2/26/18	1,000,000	1,000,133
1.100%, 2/26/18	1,000,000	1,000,508
0.875%, 3/7/18	3,000,000	3,003,160
1.125%, 3/16/18	1,000,000	1,000,544
1.250%, 3/30/18	1,000,000	1,001,397
1.000%, 4/13/18	1,000,000	999,326
1.100%, 5/7/18	2,000,000	1,999,815
1.050%, 5/17/18	2,000,000	1,998,887
1.125%, 5/25/18	1,000,000	1,000,287
1.250%, 5/25/18	3,000,000	3,000,815
4.875%, 6/13/18	2,000,000	2,175,092
1.200%, 10/29/18	1,000,000	1,002,826
1.250%, 10/29/18	1,000,000	1,004,093
1.400%, 1/29/19	1,000,000	1,000,592
1.600%, 1/29/19	500,000	500,452
1.350%, 2/26/19	1,000,000	1,000,868
3.750%, 3/27/19	3,470,000	3,754,472
1.400%, 3/29/19	1,000,000	1,001,272
1.500%, 3/29/19	500,000	500,934
1.750%, 5/30/19	8,000,000	8,191,392
2.000%, 7/30/19	600,000	617,134
1.250%, 8/1/19	3,500,000	3,527,676
1.250%, 10/2/19	7,500,000	7,552,283
1.375%, 5/1/20	5,350,000	5,387,760
1.850%, 3/30/21	1,000,000	1,001,699
2.375%, 1/13/22	10,947,000	11,493,387
Federal National Mortgage Association
0.750%, 4/20/17	3,000,000	3,001,369
1.125%, 4/27/17	12,000,000	12,053,518
5.000%, 5/11/17	3,999,000	4,187,320
2.000%, 5/16/17	1,000,000	1,001,365
(Zero Coupon), 6/1/17	3,000,000	2,973,194
5.375%, 6/12/17	6,412,000	6,761,774
0.950%, 8/23/17	2,500,000	2,500,543
0.875%, 8/28/17	11,350,000	11,365,577
1.000%, 9/20/17	2,000,000	2,004,260
1.000%, 9/27/17	1,500,000	1,504,096
0.875%, 10/26/17	4,750,000	4,758,267
0.900%, 11/7/17	4,300,000	4,296,637
0.875%, 12/20/17	5,000,000	5,008,077
1.000%, 12/28/17	4,000,000	3,996,829
1.030%, 1/30/18	1,000,000	999,639
0.875%, 2/8/18	3,000,000	3,005,675
0.875%, 5/21/18	3,812,000	3,817,480
1.250%, 6/20/18	1,000,000	1,000,901
1.125%, 10/19/18	3,000,000	3,017,778
1.100%, 10/29/18	1,000,000	999,090
1.160%, 10/29/18	2,000,000	1,999,340
0.500%, 11/13/18(e)	1,000,000	998,095
1.625%, 11/27/18	10,000,000	10,186,065
1.125%, 12/14/18	5,000,000	5,032,347
1.250%, 12/28/18	250,000	249,982
1.750%, 1/30/19	700,000	713,727
1.875%, 2/19/19	2,000,000	2,054,205
1.625%, 2/22/19	1,000,000	1,006,695
1.250%, 2/26/19	1,000,000	1,000,192
1.750%, 6/20/19	3,000,000	3,072,593
1.750%, 9/12/19	5,500,000	5,632,493
1.700%, 10/4/19	200,000	199,920
(Zero Coupon), 10/9/19	4,000,000	3,800,324
1.500%, 10/9/19	1,500,000	1,499,250
1.550%, 10/29/19	3,000,000	3,002,293
1.750%, 3/6/20	1,000,000	1,018,615
1.500%, 6/22/20	2,500,000	2,527,960
1.750%, 11/25/20	1,000,000	1,001,293
1.500%, 11/30/20	2,817,000	2,841,211
1.875%, 12/28/20	1,313,000	1,347,601
1.375%, 2/26/21	3,000,000	3,001,228
2.250%, 10/17/22	2,500,000	2,499,093
2.200%, 10/25/22	325,000	324,780
2.500%, 3/27/23	250,000	250,408
2.625%, 9/6/24	2,500,000	2,635,838
Financing Corp.
10.700%, 10/6/17	1,200,000	1,377,863

See Notes to Portfolio of Investments.

33

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
9.800%, 4/6/18	$250,000	$294,384
Tennessee Valley Authority
5.500%, 7/18/17	4,568,000	4,844,173
6.250%, 12/15/17	62,000	67,636
4.500%, 4/1/18	156,000	166,960
3.875%, 2/15/21	2,830,000	3,152,311
1.875%, 8/15/22	1,000,000	1,006,167
2.875%, 9/15/24	2,400,000	2,512,698

		335,350,954

U.S. Treasuries (49.7%)
U.S. Treasury Bonds
8.750%, 5/15/17	11,386,000	12,412,074
8.875%, 8/15/17	2,903,000	3,228,312
9.125%, 5/15/18	3,533,000	4,156,899
9.000%, 11/15/18	1,386,000	1,681,405
8.875%, 2/15/19	7,432,000	9,131,417
8.125%, 8/15/19	14,212,000	17,582,909
8.500%, 2/15/20	187,000	239,950
8.750%, 8/15/20	1,880,000	2,485,951
7.125%, 2/15/23	4,312,000	5,895,355
6.250%, 8/15/23	2,000,000	2,654,433
U.S. Treasury Notes
0.875%, 4/30/17	27,497,000	27,560,372
3.125%, 4/30/17	19,464,000	19,976,071
4.500%, 5/15/17	20,957,000	21,849,617
0.625%, 5/31/17	1,686,000	1,684,996
2.750%, 5/31/17	19,837,000	20,312,487
0.875%, 6/15/17	30,000,000	30,074,121
0.750%, 6/30/17	30,000,000	30,026,514
2.500%, 6/30/17	37,303,000	38,142,318
0.500%, 7/31/17	15,000,000	14,962,427
2.375%, 7/31/17	13,000,000	13,287,739
0.875%, 8/15/17	30,000,000	30,071,190
4.750%, 8/15/17	25,224,000	26,609,965
0.625%, 8/31/17	45,809,000	45,752,632
1.875%, 8/31/17	21,197,000	21,544,039
0.625%, 9/30/17	30,000,000	29,961,768
1.875%, 9/30/17	48,759,000	49,596,095
0.750%, 10/31/17	29,373,000	29,382,467
1.875%, 10/31/17	3,811,000	3,879,200
0.875%, 11/15/17	15,000,000	15,037,134
4.250%, 11/15/17	13,921,000	14,705,075
0.625%, 11/30/17	28,000,000	27,953,514
2.250%, 11/30/17	36,150,000	37,050,045
0.750%, 12/31/17	22,707,000	22,714,319
2.750%, 12/31/17	3,571,000	3,694,799
0.875%, 1/31/18	27,000,000	27,067,894
2.625%, 1/31/18	2,500,000	2,585,156
3.500%, 2/15/18	30,639,000	32,213,587
0.750%, 2/28/18	29,997,000	30,004,323
2.750%, 2/28/18	31,561,000	32,766,267
0.750%, 3/31/18	15,000,000	14,998,242
2.875%, 3/31/18	20,000,000	20,834,376
0.750%, 4/15/18	5,000,000	4,998,047
0.625%, 4/30/18	49,682,000	49,537,415
2.625%, 4/30/18	9,561,000	9,931,489
3.875%, 5/15/18	7,225,000	7,707,113
1.000%, 5/31/18	30,000,000	30,141,504
2.375%, 5/31/18	17,700,000	18,308,611
1.375%, 6/30/18	50,624,000	51,294,869
2.375%, 6/30/18	10,000,000	10,356,738
1.375%, 7/31/18	60,550,000	61,359,499
2.250%, 7/31/18	32,000,000	33,070,000
4.000%, 8/15/18	10,460,000	11,273,306
1.500%, 8/31/18	18,249,000	18,557,131
1.375%, 9/30/18	95,500,000	96,849,501
1.250%, 10/31/18	2,000,000	2,021,758
1.750%, 10/31/18	20,000,000	20,479,882
1.250%, 11/15/18	25,000,000	25,270,020
3.750%, 11/15/18	26,904,000	28,967,252
1.250%, 11/30/18	40,000,000	40,447,264
1.250%, 12/15/18	25,000,000	25,283,203
1.375%, 12/31/18	17,650,000	17,906,649
1.500%, 12/31/18	26,600,000	27,079,787
1.250%, 1/31/19	25,000,000	25,279,297
1.500%, 1/31/19	21,250,000	21,633,703
2.750%, 2/15/19	29,907,000	31,510,413
1.375%, 2/28/19	15,812,000	16,042,077
1.500%, 2/28/19	45,500,000	46,319,355
1.500%, 3/31/19	5,050,000	5,143,011
1.250%, 4/30/19	2,000,000	2,021,328
1.625%, 4/30/19	43,000,000	43,931,806
3.125%, 5/15/19	37,954,000	40,565,562
1.500%, 5/31/19	25,000,000	25,445,558
1.000%, 6/30/19	4,600,000	4,612,353
1.625%, 6/30/19	5,000,000	5,111,328
0.875%, 7/31/19	1,500,000	1,496,382
1.625%, 7/31/19	40,000,000	40,875,000
3.625%, 8/15/19	38,086,000	41,445,303
1.625%, 8/31/19	30,000,000	30,651,564
1.000%, 9/30/19	5,000,000	5,003,418
1.750%, 9/30/19	30,000,000	30,778,125
1.250%, 10/31/19	1,000,000	1,008,682
1.500%, 10/31/19	35,000,000	35,601,905
3.375%, 11/15/19	36,223,000	39,267,641
1.000%, 11/30/19	20,000,000	19,989,844
1.500%, 11/30/19	45,000,000	45,755,860
1.125%, 12/31/19	2,000,000	2,005,820
1.625%, 12/31/19	35,000,000	35,741,017
1.250%, 1/31/20	40,000,000	40,275,392
1.375%, 1/31/20	10,000,000	10,115,820
3.625%, 2/15/20	42,855,000	47,039,221
1.250%, 2/29/20	2,500,000	2,516,284
1.375%, 2/29/20	50,000,000	50,550,780
1.125%, 3/31/20	7,500,000	7,513,403
1.375%, 3/31/20	30,000,000	30,325,782
1.375%, 4/30/20	50,000,000	50,516,115
3.500%, 5/15/20	41,024,000	44,936,504
1.375%, 5/31/20	16,061,000	16,221,453
1.500%, 5/31/20	50,000,000	50,751,465
1.625%, 6/30/20	30,000,000	30,594,435
2.625%, 8/15/20	35,687,000	37,917,438
1.375%, 8/31/20	25,000,000	25,236,817
2.125%, 8/31/20	36,000,000	37,473,750
1.375%, 9/30/20	40,000,000	40,334,376
2.000%, 9/30/20	1,100,000	1,140,133
1.375%, 10/31/20	15,000,000	15,120,556
2.625%, 11/15/20	44,196,000	47,000,546
1.625%, 11/30/20	50,000,000	51,000,975
2.000%, 11/30/20	1,000,000	1,035,889
1.750%, 12/31/20	20,000,000	20,490,820
2.375%, 12/31/20	16,000,000	16,852,030
1.375%, 1/31/21	30,000,000	30,215,040
2.125%, 1/31/21	41,000,000	42,748,506
3.625%, 2/15/21	52,140,000	58,026,116
1.125%, 2/28/21	50,000,000	49,799,805
2.000%, 2/28/21	1,000,000	1,036,182
1.250%, 3/31/21	45,000,000	45,059,765
2.250%, 3/31/21	1,100,000	1,153,238
3.125%, 5/15/21	36,569,000	39,925,921
2.250%, 7/31/21	15,000,000	15,730,224
2.125%, 8/15/21	50,062,000	52,136,835

See Notes to Portfolio of Investments.

34

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 8/31/21	$15,000,000	$15,520,605
2.125%, 9/30/21	25,000,000	26,021,972
2.000%, 10/31/21	25,000,000	25,843,505
2.000%, 11/15/21	37,978,000	39,271,998
2.000%, 2/15/22	42,662,000	44,119,342
1.750%, 2/28/22	25,000,000	25,460,937
1.750%, 3/31/22	15,000,000	15,267,187
1.750%, 5/15/22	17,936,000	18,238,670
1.875%, 5/31/22	15,000,000	15,368,994
2.000%, 7/31/22	25,000,000	25,781,005
1.625%, 8/15/22	38,928,800	39,302,501
1.875%, 8/31/22	25,000,000	25,580,077
1.750%, 9/30/22	30,000,000	30,457,032
1.625%, 11/15/22	35,304,700	35,563,279
2.000%, 11/30/22	15,000,000	15,454,687
2.125%, 12/31/22	20,000,000	20,772,462
1.750%, 1/31/23	22,000,000	22,303,145
2.000%, 2/15/23	73,030,900	75,241,794
1.500%, 2/28/23	20,000,000	19,944,336
1.500%, 3/31/23	30,000,000	29,901,564
1.750%, 5/15/23	70,514,600	71,478,669
2.500%, 8/15/23	6,750,000	7,193,035
2.750%, 11/15/23	30,000,000	32,493,750
2.750%, 2/15/24	42,000,000	45,478,125
2.500%, 5/15/24	50,000,000	53,167,970
2.375%, 8/15/24	45,000,000	47,390,625
2.250%, 11/15/24	45,000,000	46,916,014
2.000%, 2/15/25	45,000,000	45,960,646
2.125%, 5/15/25	50,000,000	51,542,970
2.000%, 8/15/25	42,500,000	43,313,475
2.250%, 11/15/25	44,500,000	46,312,592
1.625%, 2/15/26	30,000,000	29,568,750

		4,080,868,173

Total Government Securities		4,855,783,280

Total Long-Term Debt Securities (92.4%) (Cost $7,392,066,097)		7,589,048,943

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	66,880
Freddie Mac
8.375%(l)*	17,000	52,700

Total Preferred Stocks (0.0%) (Cost $18,166)		119,580

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.6%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	205,772,600
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	210,770,902
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	124,239,640

Total Investment Companies (6.6%) (Cost $525,051,822)		540,783,142

SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	131,932,015	131,932,015

Total Short-Term Investment (1.6%) (Cost $131,932,015)		131,932,015

Total Investments (100.6%) (Cost $8,049,068,100)		8,261,883,680
Other Assets Less Liabilities (-0.6%)		(45,490,006)

Net Assets (100%)		$8,216,393,674

See Notes to Portfolio of Investments.

35

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $60,995,279 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $4,059,963 or 0.0% of net assets.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

36

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EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$173,549,596	$—	$173,549,596
Consumer Staples	—	205,043,912	—	205,043,912
Energy	—	264,438,236	—	264,438,236
Financials	—	1,138,124,101	—	1,138,124,101
Health Care	—	247,549,137	—	247,549,137
Industrials	—	160,239,148	—	160,239,148
Information Technology	—	214,162,407	—	214,162,407
Materials	—	92,794,117	—	92,794,117
Telecommunication Services	—	99,666,738	—	99,666,738
Utilities	—	137,698,271	—	137,698,271
Government Securities
Foreign Governments	—	200,683,644	—	200,683,644
Municipal Bonds	—	8,055,847	—	8,055,847
Supranational	—	230,824,662	—	230,824,662
U.S. Government Agencies	—	335,350,954	—	335,350,954
U.S. Treasuries	—	4,080,868,173	—	4,080,868,173
Investment Companies
Exchange Traded Funds (ETFs)	540,783,142	—	—	540,783,142
Preferred Stocks
Financials	119,580	—	—	119,580
Short-Term Investments	131,932,015	—	—	131,932,015

Total Assets	$672,834,737	$7,589,048,943	$—	$8,261,883,680

Total Liabilities	$—	$—	$—	$—

Total	$672,834,737	$7,589,048,943	$—	$8,261,883,680

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,127,787
Aggregate gross unrealized depreciation	(18,102,352)

Net unrealized appreciation	$212,025,435

Federal income tax cost of investments	$8,049,858,245

See Notes to Portfolio of Investments.

37

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.2%)
Banco Bradesco S.A. (ADR)	29,249	$217,905
Cielo S.A.	36,660	355,828
Embraer S.A.	37,200	245,507
Itau Unibanco Holding S.A. (Preference) (ADR)(q)	27,287	234,395
Natura Cosmeticos S.A.	9,600	71,366
Petroleo Brasileiro S.A. (ADR)*	14,445	84,359
Qualicorp S.A.	21,200	87,851

		1,297,211

China (6.8%)
Anhui Conch Cement Co., Ltd., Class H	102,000	273,496
China BlueChemical Ltd., Class H	630,000	159,178
China Oilfield Services Ltd., Class H	210,000	164,051
China Petroleum & Chemical Corp., Class H	364,400	239,102
China Shipping Container Lines Co., Ltd., Class H*	436,000	99,482
Dongfeng Motor Group Co., Ltd., Class H	146,000	182,186
Great Wall Motor Co., Ltd., Class H	328,000	266,380
Industrial & Commercial Bank of China Ltd., Class H	443,000	247,845
Jiangxi Copper Co., Ltd., Class H	247,000	296,438
TravelSky Technology Ltd., Class H	142,000	232,476
Weichai Power Co., Ltd., Class H	287,000	321,505
Zhejiang Expressway Co., Ltd., Class H	228,000	244,537

		2,726,676

Colombia (1.0%)
Bancolombia S.A. (ADR)	6,735	230,202
Ecopetrol S.A.	411,987	178,498

		408,700

Czech Republic (0.7%)
Komercni Banka A/S	1,341	296,181

Hong Kong (0.7%)
Orient Overseas International Ltd.	72,000	277,982

Hungary (0.3%)
MOL Hungarian Oil & Gas plc	1,799	108,199

India (1.6%)
HDFC Bank Ltd. (ADR)	6,675	411,380
ICICI Bank Ltd. (ADR)	32,030	229,335

		640,715

Indonesia (1.3%)
PT Bank Rakyat Indonesia (Persero) Tbk*	316,400	272,615
PT Indofood Sukses Makmur Tbk	445,800	242,904

		515,519

Malaysia (0.3%)
AMMB Holdings Bhd	117,500	138,536

Mexico (0.4%)
La Comer S.A.B. de C.V.*	137,100	147,994

South Africa (1.8%)
FirstRand Ltd.	106,421	348,664
Investec Ltd.	49,382	367,628

		716,292

South Korea (4.2%)
CJ Corp.	2,577	440,542
Hyundai Mobis Co., Ltd.	1,275	277,610
KT Corp.	8,173	212,973
POSCO	1,246	239,154
Samsung Electronics Co., Ltd.	468	536,915

		1,707,194

Taiwan (3.5%)
Advanced Semiconductor Engineering, Inc.	403,000	468,940
Taiwan Semiconductor Manufacturing Co., Ltd.	112,000	563,758
Uni-President Enterprises Corp.	222,750	391,044

		1,423,742

Thailand (0.8%)
Kasikornbank PCL	37,800	188,033
PTT Global Chemical PCL	84,800	145,833

		333,866

Turkey (0.7%)
Akbank TAS	57,905	164,809
Turkiye Garanti Bankasi A/S	34,018	99,477

		264,286

Total Common Stocks (27.3%) (Cost $13,311,601)		11,003,093

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(48.3%)
iShares® Core MSCI Emerging Markets ETF	156,114	6,497,465
iShares® MSCI Emerging Markets ETF	189,930	6,505,102
Vanguard FTSE Emerging Markets ETF	188,443	6,516,359

Total Investment Companies (48.3%) (Cost $22,983,306)		19,518,926

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	490,314	490,314

Total Short-Term Investment (1.2%) (Cost $490,314)		490,314

Total Investments (76.8%) (Cost $36,785,221)		31,012,333
Other Assets Less Liabilities (23.2%)		9,369,411

Net Assets (100%)		$40,381,744

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$726,176	1.8%
Consumer Staples	853,308	2.1
Energy	774,209	1.9
Exchange Traded Funds	19,518,926	48.3
Financials	3,447,005	8.6
Health Care	87,851	0.2
Industrials	1,629,555	4.0
Information Technology	2,157,917	5.4
Investment Company	490,314	1.2
Materials	1,114,099	2.8
Telecommunication Services	212,973	0.5
Cash and Other	9,369,411	23.2

		100.0%

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Mini MSCI Emerging Markets Index	210	June-16	$8,383,679	$8,755,950	$372,271

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$726,176	$—	$726,176
Consumer Staples	219,360	633,948	—	853,308
Energy	262,857	511,352	—	774,209
Financials	1,323,217	2,123,788	—	3,447,005
Health Care	87,851	—	—	87,851
Industrials	245,507	1,384,048	—	1,629,555
Information Technology	355,828	1,802,089	—	2,157,917
Materials	—	1,114,099	—	1,114,099
Telecommunication Services	—	212,973	—	212,973
Futures	372,271	—	—	372,271
Investment Companies
Exchange Traded Funds (ETFs)	19,518,926	—	—	19,518,926
Short-Term Investments	490,314	—	—	490,314

Total Assets	$22,876,131	$8,508,473	$—	$31,384,604

Total Liabilities	$—	$—	$—	$—

Total	$22,876,131	$8,508,473	$—	$31,384,604

(a)	Securities with a market value of $760,552 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$431,273
Aggregate gross unrealized depreciation	(6,267,597)

Net unrealized depreciation	$(5,836,324)

Federal income tax cost of investments	$36,848,657

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (0.4%)
BorgWarner, Inc.	52,670	$2,022,528
Delphi Automotive plc	66,936	5,021,539
Goodyear Tire & Rubber Co.	64,400	2,123,912
Johnson Controls, Inc.	156,400	6,094,908

		15,262,887

Automobiles (0.6%)
Ford Motor Co.	940,798	12,700,773
General Motors Co.	339,094	10,657,724
Harley-Davidson, Inc.	44,350	2,276,486

		25,634,983

Distributors (0.1%)
Genuine Parts Co.	36,110	3,587,890

Diversified Consumer Services (0.0%)
H&R Block, Inc.	56,900	1,503,298

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	108,700	5,736,099
Chipotle Mexican Grill, Inc.*	7,301	3,438,552
Darden Restaurants, Inc.	27,850	1,846,455
Marriott International, Inc., Class A	45,877	3,265,525
McDonald’s Corp.	217,550	27,341,684
Royal Caribbean Cruises Ltd.	40,873	3,357,717
Starbucks Corp.	356,700	21,294,990
Starwood Hotels & Resorts Worldwide, Inc.	40,750	3,399,772
Wyndham Worldwide Corp.	27,095	2,070,871
Wynn Resorts Ltd.	19,629	1,833,937
Yum! Brands, Inc.	98,630	8,072,866

		81,658,468

Household Durables (0.4%)
D.R. Horton, Inc.	79,400	2,400,262
Garmin Ltd.	28,360	1,133,266
Harman International Industries, Inc.	17,150	1,527,036
Leggett & Platt, Inc.	32,700	1,582,680
Lennar Corp., Class A	43,450	2,101,242
Mohawk Industries, Inc.*	15,400	2,939,860
Newell Rubbermaid, Inc.	64,426	2,853,427
PulteGroup, Inc.	76,607	1,433,317
Whirlpool Corp.	18,616	3,357,209

		19,328,299

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	93,180	55,315,375
Expedia, Inc.	28,639	3,087,857
Netflix, Inc.*	103,320	10,562,404
Priceline Group, Inc.*	12,056	15,539,702
TripAdvisor, Inc.*	27,509	1,829,348

		86,334,686

Leisure Products (0.1%)
Hasbro, Inc.	27,108	2,171,351
Mattel, Inc.	82,000	2,756,840

		4,928,191

Media (3.1%)
Cablevision Systems Corp. - New York Group, Class A	53,600	1,768,800
CBS Corp. (Non-Voting), Class B	101,800	5,608,162
Comcast Corp., Class A	587,027	35,855,609
Discovery Communications, Inc., Class A*	36,166	1,035,433
Discovery Communications, Inc., Class C*	57,366	1,548,882
Interpublic Group of Cos., Inc.	97,026	2,226,747
News Corp., Class A	91,650	1,170,370
News Corp., Class B	26,011	344,646
Omnicom Group, Inc.	57,850	4,814,855
Scripps Networks Interactive, Inc., Class A	22,861	1,497,395
TEGNA, Inc.	53,000	1,243,380
Time Warner Cable, Inc.	68,397	13,995,394
Time Warner, Inc.	190,700	13,835,285
Twenty-First Century Fox, Inc., Class A	270,135	7,531,364
Twenty-First Century Fox, Inc., Class B	104,045	2,934,069
Viacom, Inc., Class B	83,600	3,451,008
Walt Disney Co.	362,202	35,970,281

		134,831,680

Multiline Retail (0.7%)
Dollar General Corp.	70,150	6,004,840
Dollar Tree, Inc.*	56,695	4,675,070
Kohl’s Corp.	45,720	2,131,009
Macy’s, Inc.	74,822	3,298,902
Nordstrom, Inc.	30,970	1,771,794
Target Corp.	145,270	11,952,815

		29,834,430

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	17,687	2,835,934
AutoNation, Inc.*	17,819	831,791
AutoZone, Inc.*	7,330	5,839,738
Bed Bath & Beyond, Inc.*	39,400	1,955,816
Best Buy Co., Inc.	67,975	2,205,109
CarMax, Inc.*	47,156	2,409,672
GameStop Corp., Class A	25,173	798,739
Gap, Inc.	54,555	1,603,917
Home Depot, Inc.	305,968	40,825,310
L Brands, Inc.	61,417	5,393,027
Lowe’s Cos., Inc.	220,830	16,727,872
O’Reilly Automotive, Inc.*	23,534	6,440,314
Ross Stores, Inc.	97,740	5,659,146
Signet Jewelers Ltd.	19,238	2,386,089
Staples, Inc.	155,745	1,717,867
Tiffany & Co.	26,860	1,970,987
TJX Cos., Inc.	161,600	12,661,360
Tractor Supply Co.	32,315	2,923,215
Urban Outfitters, Inc.*	20,878	690,853

		115,876,756

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	67,000	2,686,030
Hanesbrands, Inc.	94,503	2,678,215
Michael Kors Holdings Ltd.*	43,268	2,464,545
NIKE, Inc., Class B	325,700	20,020,779
PVH Corp.	19,756	1,957,030
Ralph Lauren Corp.	14,000	1,347,640
Under Armour, Inc., Class A*	43,816	3,716,911
VF Corp.	81,950	5,307,082

		40,178,232

Total Consumer Discretionary		558,959,800

Consumer Staples (10.3%)
Beverages (2.4%)
Brown-Forman Corp., Class B	24,275	2,390,359
Coca-Cola Co.	940,216	43,616,620
Coca-Cola Enterprises, Inc.	50,450	2,559,833
Constellation Brands, Inc., Class A	42,450	6,413,771
Dr. Pepper Snapple Group, Inc.	45,175	4,039,549
Molson Coors Brewing Co., Class B	44,350	4,265,583
Monster Beverage Corp.*	36,290	4,840,360
PepsiCo, Inc.	348,803	35,745,331

		103,871,406

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	106,150	$16,727,117
CVS Health Corp.	265,045	27,493,118
Kroger Co.	235,200	8,996,400
Sysco Corp.	126,700	5,920,691
Walgreens Boots Alliance, Inc.	208,250	17,542,980
Wal-Mart Stores, Inc.	378,618	25,931,547
Whole Foods Market, Inc.	78,250	2,434,357

		105,046,210

Food Products (1.7%)
Archer-Daniels-Midland Co.	143,566	5,212,881
Campbell Soup Co.	43,400	2,768,486
ConAgra Foods, Inc.	104,750	4,673,945
General Mills, Inc.	143,200	9,071,720
Hershey Co.	34,600	3,186,314
Hormel Foods Corp.	65,216	2,819,940
J.M. Smucker Co.	28,847	3,745,494
Kellogg Co.	60,800	4,654,240
Kraft Heinz Co.	143,427	11,267,625
McCormick & Co., Inc. (Non-Voting)	27,850	2,770,518
Mead Johnson Nutrition Co.	44,950	3,819,402
Mondelez International, Inc., Class A	378,531	15,186,664
Tyson Foods, Inc., Class A	70,750	4,716,195

		73,893,424

Household Products (2.0%)
Church & Dwight Co., Inc.	31,349	2,889,751
Clorox Co.	31,250	3,939,375
Colgate-Palmolive Co.	215,450	15,221,542
Kimberly-Clark Corp.	87,094	11,715,014
Procter & Gamble Co.	640,055	52,682,927

		86,448,609

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	53,550	5,050,301

Tobacco (1.7%)
Altria Group, Inc.	472,400	29,600,584
Philip Morris International, Inc.	373,850	36,678,424
Reynolds American, Inc.	199,724	10,048,114

		76,327,122

Total Consumer Staples		450,637,072

Energy (6.7%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	105,657	4,630,946
Cameron International Corp.*	46,224	3,099,319
Diamond Offshore Drilling, Inc.	15,497	336,750
FMC Technologies, Inc.*	54,660	1,495,498
Halliburton Co.	207,050	7,395,826
Helmerich & Payne, Inc.	26,069	1,530,772
National Oilwell Varco, Inc.	90,597	2,817,567
Schlumberger Ltd.	302,438	22,304,802
Transocean Ltd.	82,502	754,068

		44,365,548

Oil, Gas & Consumable Fuels (5.7%)
Anadarko Petroleum Corp.	122,694	5,713,860
Apache Corp.	91,280	4,455,377
Cabot Oil & Gas Corp.	110,536	2,510,273
California Resources Corp.	70	72
Chesapeake Energy Corp.	124,800	514,176
Chevron Corp.	454,384	43,348,234
Cimarex Energy Co.	22,852	2,222,814
Columbia Pipeline Group, Inc.	96,459	2,421,121
Concho Resources, Inc.*	31,178	3,150,225
ConocoPhillips Co.	298,284	12,011,897
Devon Energy Corp.	123,100	3,377,864
EOG Resources, Inc.	132,700	9,631,366
EQT Corp.	38,517	2,590,653
Exxon Mobil Corp.#	1,002,080	83,763,867
Hess Corp.	63,850	3,361,702
Kinder Morgan, Inc.	441,516	7,885,476
Marathon Oil Corp.	203,514	2,267,146
Marathon Petroleum Corp.	127,614	4,744,689
Murphy Oil Corp.	38,950	981,150
Newfield Exploration Co.*	47,800	1,589,350
Noble Energy, Inc.	103,406	3,247,982
Occidental Petroleum Corp.	183,150	12,532,954
ONEOK, Inc.	50,614	1,511,334
Phillips 66	113,242	9,805,625
Pioneer Natural Resources Co.	39,429	5,549,237
Range Resources Corp.	40,919	1,324,957
Southwestern Energy Co.*	93,943	758,120
Spectra Energy Corp.	161,956	4,955,854
Tesoro Corp.	28,804	2,477,432
Valero Energy Corp.	113,485	7,278,928
Williams Cos., Inc.	164,650	2,645,926

		248,629,661

Total Energy		292,995,209

Financials (15.5%)
Banks (5.2%)
Bank of America Corp.	2,491,621	33,686,716
BB&T Corp.	188,300	6,264,741
Citigroup, Inc.	711,400	29,700,950
Citizens Financial Group, Inc.	127,321	2,667,375
Comerica, Inc.	42,150	1,596,220
Fifth Third Bancorp	188,917	3,153,025
Huntington Bancshares, Inc./Ohio	191,788	1,829,658
JPMorgan Chase & Co.	885,691	52,450,621
KeyCorp	201,600	2,225,664
M&T Bank Corp.	38,400	4,262,400
People’s United Financial, Inc.	74,843	1,192,249
PNC Financial Services Group, Inc.	120,879	10,222,737
Regions Financial Corp.	310,752	2,439,403
SunTrust Banks, Inc./Georgia	121,800	4,394,544
U.S. Bancorp	394,045	15,994,287
Wells Fargo & Co.	1,114,803	53,911,873
Zions Bancorp	49,350	1,194,763

		227,187,226

Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	13,011	2,112,986
Ameriprise Financial, Inc.	40,807	3,836,266
Bank of New York Mellon Corp.	259,519	9,558,085
BlackRock, Inc.	30,514	10,392,153
Charles Schwab Corp.	289,955	8,124,539
E*TRADE Financial Corp.*	68,140	1,668,749
Franklin Resources, Inc.	90,001	3,514,539
Goldman Sachs Group, Inc.	94,792	14,880,448
Invesco Ltd.	100,401	3,089,339
Legg Mason, Inc.	25,963	900,397
Morgan Stanley	368,613	9,219,011
Northern Trust Corp.	51,900	3,382,323
State Street Corp.	96,520	5,648,350
T. Rowe Price Group, Inc.	59,886	4,399,226

		80,726,411

Consumer Finance (0.8%)
American Express Co.	197,710	12,139,394
Capital One Financial Corp.	127,294	8,822,747
Discover Financial Services	99,921	5,087,977
Navient Corp.	82,642	989,225
Synchrony Financial*	201,162	5,765,303

		32,804,646

Diversified Financial Services (2.1%)
Berkshire Hathaway, Inc., Class B*	452,174	64,154,447

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CME Group, Inc./Illinois	81,615	$7,839,121
Intercontinental Exchange, Inc.	28,716	6,752,280
Leucadia National Corp.	80,342	1,299,130
McGraw Hill Financial, Inc.	64,050	6,339,669
Moody’s Corp.	40,876	3,946,986
Nasdaq, Inc.	27,673	1,836,934

		92,168,567

Insurance (2.6%)
Aflac, Inc.	101,300	6,396,082
Allstate Corp.	91,276	6,149,264
American International Group, Inc.	277,349	14,990,713
Aon plc	65,175	6,807,529
Assurant, Inc.	15,630	1,205,854
Chubb Ltd.	111,250	13,255,437
Cincinnati Financial Corp.	35,713	2,334,202
Hartford Financial Services Group, Inc.	95,650	4,407,552
Lincoln National Corp.	58,078	2,276,658
Loews Corp.	64,597	2,471,481
Marsh & McLennan Cos., Inc.	125,750	7,644,343
MetLife, Inc.	264,599	11,626,480
Principal Financial Group, Inc.	65,400	2,580,030
Progressive Corp.	141,000	4,954,740
Prudential Financial, Inc.	107,600	7,770,872
Torchmark Corp.	27,162	1,471,094
Travelers Cos., Inc.	71,174	8,306,718
Unum Group	57,620	1,781,610
Willis Towers Watson plc	33,401	3,963,363
XL Group plc	70,350	2,588,880

		112,982,902

Real Estate Investment Trusts (REITs) (3.0%)
American Tower Corp. (REIT)	102,342	10,476,751
Apartment Investment & Management Co. (REIT), Class A	37,733	1,577,994
AvalonBay Communities, Inc. (REIT)	33,114	6,298,283
Boston Properties, Inc. (REIT)	37,030	4,705,772
Crown Castle International Corp. (REIT)	80,560	6,968,440
Equinix, Inc. (REIT)	16,695	5,521,204
Equity Residential (REIT)	88,080	6,608,642
Essex Property Trust, Inc. (REIT)	15,857	3,708,318
Extra Space Storage, Inc. (REIT)	30,193	2,821,838
Federal Realty Investment Trust (REIT)	16,831	2,626,478
General Growth Properties, Inc. (REIT)	140,454	4,175,697
HCP, Inc. (REIT)	112,258	3,657,366
Host Hotels & Resorts, Inc. (REIT)	181,489	3,030,866
Iron Mountain, Inc. (REIT)	46,384	1,572,882
Kimco Realty Corp. (REIT)	99,830	2,873,107
Macerich Co. (REIT)	30,540	2,419,990
Prologis, Inc. (REIT)	126,622	5,594,160
Public Storage (REIT)	35,610	9,822,306
Realty Income Corp. (REIT)	60,431	3,777,542
Simon Property Group, Inc. (REIT)	74,725	15,519,635
SL Green Realty Corp. (REIT)	24,140	2,338,683
UDR, Inc. (REIT)	64,374	2,480,330
Ventas, Inc. (REIT)	81,066	5,103,915
Vornado Realty Trust (REIT)	42,805	4,042,076
Welltower, Inc. (REIT)	85,633	5,937,792
Weyerhaeuser Co. (REIT)	190,441	5,899,862

		129,559,929

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	70,130	2,021,147

Total Financials		677,450,828

Health Care (14.1%)
Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc.*	54,400	7,573,568
Amgen, Inc.	181,530	27,216,793
Baxalta, Inc.	141,350	5,710,540
Biogen, Inc.*	52,839	13,755,048
Celgene Corp.*	188,600	18,876,974
Gilead Sciences, Inc.	329,858	30,300,756
Regeneron Pharmaceuticals, Inc.*	18,834	6,788,527
Vertex Pharmaceuticals, Inc.*	59,433	4,724,329

		114,946,535

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	355,450	14,868,473
Baxter International, Inc.	132,150	5,428,722
Becton, Dickinson and Co.	51,129	7,762,405
Boston Scientific Corp.*	325,356	6,119,946
C.R. Bard, Inc.	17,800	3,607,526
Dentsply Sirona, Inc.	58,178	3,585,510
Edwards Lifesciences Corp.*	51,758	4,565,573
Hologic, Inc.*	59,739	2,060,996
Intuitive Surgical, Inc.*	9,063	5,447,316
Medtronic plc	339,302	25,447,650
St. Jude Medical, Inc.	68,372	3,760,460
Stryker Corp.	75,600	8,111,124
Varian Medical Systems, Inc.*	22,988	1,839,500
Zimmer Biomet Holdings, Inc.	43,150	4,601,085

		97,206,286

Health Care Providers & Services (2.7%)
Aetna, Inc.	84,378	9,479,868
AmerisourceBergen Corp.	47,050	4,072,177
Anthem, Inc.	63,050	8,763,319
Cardinal Health, Inc.	79,425	6,508,879
Centene Corp.*	42,287	2,603,611
Cigna Corp.	61,750	8,474,570
DaVita HealthCare Partners, Inc.*	39,938	2,930,650
Express Scripts Holding Co.*	161,155	11,069,737
HCA Holdings, Inc.*	73,780	5,758,529
Henry Schein, Inc.*	19,766	3,412,205
Humana, Inc.	35,800	6,549,610
Laboratory Corp. of America Holdings*	24,550	2,875,542
McKesson Corp.	55,231	8,685,075
Patterson Cos., Inc.	20,100	935,253
Quest Diagnostics, Inc.	34,450	2,461,453
Tenet Healthcare Corp.*	23,725	686,364
UnitedHealth Group, Inc.	229,400	29,569,660
Universal Health Services, Inc., Class B	21,850	2,725,132

		117,561,634

Health Care Technology (0.1%)
Cerner Corp.*	72,942	3,863,008

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	79,073	3,151,059
Illumina, Inc.*	35,528	5,759,444
PerkinElmer, Inc.	26,450	1,308,217
Thermo Fisher Scientific, Inc.	95,600	13,536,004
Waters Corp.*	19,600	2,585,632

		26,340,356

Pharmaceuticals (5.9%)
AbbVie, Inc.	388,827	22,209,798
Allergan plc*	95,316	25,547,548

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Bristol-Myers Squibb Co.	402,823	$25,732,333
Eli Lilly & Co.	234,860	16,912,269
Endo International plc*	49,268	1,386,894
Johnson & Johnson	665,860	72,046,052
Mallinckrodt plc*	26,976	1,653,089
Merck & Co., Inc.	669,617	35,429,435
Mylan N.V.*	99,450	4,609,508
Perrigo Co. plc	35,339	4,520,918
Pfizer, Inc.	1,459,490	43,259,284
Zoetis, Inc.	110,324	4,890,663

		258,197,791

Total Health Care		618,115,610

Industrials (10.0%)
Aerospace & Defense (2.4%)
Boeing Co.	150,324	19,082,129
General Dynamics Corp.	70,600	9,274,722
Honeywell International, Inc.	185,662	20,803,427
L-3 Communications Holdings, Inc.	18,750	2,221,875
Lockheed Martin Corp.	63,408	14,044,872
Northrop Grumman Corp.	43,720	8,652,188
Raytheon Co.	72,200	8,853,886
Rockwell Collins, Inc.	31,650	2,918,446
Textron, Inc.	65,400	2,384,484
United Technologies Corp.	187,750	18,793,775

		107,029,804

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	34,602	2,568,507
Expeditors International of Washington, Inc.	43,848	2,140,221
FedEx Corp.	61,860	10,065,859
United Parcel Service, Inc., Class B	166,600	17,571,302

		32,345,889

Airlines (0.6%)
American Airlines Group, Inc.	145,463	5,965,437
Delta Air Lines, Inc.	187,773	9,140,790
Southwest Airlines Co.	153,918	6,895,526
United Continental Holdings, Inc.*	86,724	5,191,299

		27,193,052

Building Products (0.1%)
Allegion plc	23,138	1,474,122
Masco Corp.	80,500	2,531,725

		4,005,847

Commercial Services & Supplies (0.4%)
ADT Corp.	39,818	1,642,891
Cintas Corp.	21,100	1,894,991
Pitney Bowes, Inc.	46,150	994,071
Republic Services, Inc.	57,351	2,732,775
Stericycle, Inc.*	20,515	2,588,788
Tyco International plc	102,436	3,760,425
Waste Management, Inc.	99,956	5,897,404

		19,511,345

Construction & Engineering (0.1%)
Fluor Corp.	33,450	1,796,265
Jacobs Engineering Group, Inc.*	29,514	1,285,335
Quanta Services, Inc.*	38,500	868,560

		3,950,160

Electrical Equipment (0.5%)
AMETEK, Inc.	56,748	2,836,265
Eaton Corp. plc	110,725	6,926,956
Emerson Electric Co.	155,200	8,439,776
Rockwell Automation, Inc.	31,700	3,605,875

		21,808,872

Industrial Conglomerates (2.6%)
3M Co.	146,050	24,336,312
Danaher Corp.	144,250	13,683,555
General Electric Co.	2,251,542	71,576,520
Roper Technologies, Inc.	24,405	4,460,502

		114,056,889

Machinery (1.3%)
Caterpillar, Inc.	140,500	10,753,870
Cummins, Inc.	39,150	4,304,151
Deere & Co.	72,300	5,566,377
Dover Corp.	37,400	2,405,942
Flowserve Corp.	31,341	1,391,854
Illinois Tool Works, Inc.	78,995	8,092,248
Ingersoll-Rand plc	61,915	3,839,349
PACCAR, Inc.	84,800	4,637,712
Parker-Hannifin Corp.	32,600	3,621,208
Pentair plc	43,958	2,385,161
Snap-on, Inc.	14,000	2,197,860
Stanley Black & Decker, Inc.	36,746	3,866,046
Xylem, Inc.	43,000	1,758,700

		54,820,478

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,706	897,414
Equifax, Inc.	28,650	3,274,409
Nielsen Holdings plc	87,321	4,598,324
Robert Half International, Inc.	31,600	1,471,928
Verisk Analytics, Inc.*	37,329	2,983,334

		13,225,409

Road & Rail (0.8%)
CSX Corp.	232,400	5,984,300
J.B. Hunt Transport Services, Inc.	21,540	1,814,530
Kansas City Southern	26,190	2,237,935
Norfolk Southern Corp.	72,000	5,994,000
Ryder System, Inc.	12,900	835,662
Union Pacific Corp.	204,200	16,244,110

		33,110,537

Trading Companies & Distributors (0.2%)
Fastenal Co.	69,616	3,411,184
United Rentals, Inc.*	21,950	1,365,071
W.W. Grainger, Inc.	13,750	3,209,662

		7,985,917

Total Industrials		439,044,199

Information Technology (20.6%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,214,250	34,569,697
F5 Networks, Inc.*	16,550	1,751,818
Harris Corp.	30,034	2,338,447
Juniper Networks, Inc.	84,890	2,165,544
Motorola Solutions, Inc.	38,224	2,893,557

		43,719,063

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	74,332	4,297,876
Corning, Inc.	268,542	5,609,842
FLIR Systems, Inc.	33,107	1,090,876
TE Connectivity Ltd.	89,220	5,524,503

		16,523,097

Internet Software & Services (4.3%)
Akamai Technologies, Inc.*	42,648	2,369,949
Alphabet, Inc., Class A*	70,599	53,859,977
Alphabet, Inc., Class C*	71,743	53,444,948
eBay, Inc.*	261,600	6,241,776
Facebook, Inc., Class A*	553,852	63,194,513
VeriSign, Inc.*	23,250	2,058,555
Yahoo!, Inc.*	210,127	7,734,775

		188,904,493

IT Services (3.7%)
Accenture plc, Class A	151,500	17,483,100
Alliance Data Systems Corp.*	14,300	3,146,000
Automatic Data Processing, Inc.	110,360	9,900,396

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A*	146,950	$9,213,765
CSRA, Inc.	32,800	882,320
Fidelity National Information Services, Inc.	66,549	4,213,217
Fiserv, Inc.*	53,800	5,518,804
International Business Machines Corp.	213,317	32,306,860
MasterCard, Inc., Class A	236,600	22,358,700
Paychex, Inc.	77,485	4,184,965
PayPal Holdings, Inc.*	268,400	10,360,240
Teradata Corp.*	32,015	840,074
Total System Services, Inc.	40,585	1,931,034
Visa, Inc., Class A	463,072	35,415,746
Western Union Co.	121,079	2,335,614
Xerox Corp.	229,716	2,563,630

		162,654,465

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	74,800	4,427,412
Applied Materials, Inc.	272,800	5,777,904
Broadcom Ltd.	89,479	13,824,505
First Solar, Inc.*	18,400	1,259,848
Intel Corp.	1,139,930	36,876,736
KLA-Tencor Corp.	37,400	2,723,094
Lam Research Corp.	38,338	3,166,719
Linear Technology Corp.	57,750	2,573,340
Microchip Technology, Inc.	49,086	2,365,945
Micron Technology, Inc.*	250,300	2,620,641
NVIDIA Corp.	123,250	4,391,398
Qorvo, Inc.*	31,125	1,569,011
QUALCOMM, Inc.	360,710	18,446,709
Skyworks Solutions, Inc.	46,247	3,602,641
Texas Instruments, Inc.	242,531	13,926,130
Xilinx, Inc.	61,650	2,924,060

		120,476,093

Software (4.3%)
Activision Blizzard, Inc.	122,304	4,138,767
Adobe Systems, Inc.*	120,230	11,277,574
Autodesk, Inc.*	54,380	3,170,898
CA, Inc.	71,345	2,196,713
Citrix Systems, Inc.*	37,100	2,915,318
Electronic Arts, Inc.*	74,630	4,933,789
Intuit, Inc.	62,000	6,448,620
Microsoft Corp.	1,908,623	105,413,248
Oracle Corp.	760,317	31,104,569
Red Hat, Inc.*	44,030	3,280,675
salesforce.com, Inc.*	152,172	11,234,859
Symantec Corp.	157,300	2,891,174

		189,006,204

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	1,337,979	145,826,331
EMC Corp.	469,830	12,520,970
Hewlett Packard Enterprise Co.	414,219	7,344,103
HP, Inc.	416,619	5,132,746
NetApp, Inc.	69,680	1,901,567
SanDisk Corp.	48,480	3,688,358
Seagate Technology plc	71,490	2,462,831
Western Digital Corp.	56,170	2,653,471

		181,530,377

Total Information Technology		902,813,792

Materials (2.8%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	46,850	6,748,742
Airgas, Inc.	15,709	2,225,023
CF Industries Holdings, Inc.	56,175	1,760,524
Dow Chemical Co.	269,551	13,709,364
E.I. du Pont de Nemours & Co.	210,300	13,316,196
Eastman Chemical Co.	35,650	2,574,999
Ecolab, Inc.	64,341	7,175,308
FMC Corp.	32,160	1,298,299
International Flavors & Fragrances, Inc.	19,250	2,190,073
LyondellBasell Industries N.V., Class A	83,427	7,139,683
Monsanto Co.	106,298	9,326,587
Mosaic Co.	85,010	2,295,270
PPG Industries, Inc.	64,400	7,179,956
Praxair, Inc.	68,750	7,868,438
Sherwin-Williams Co.	19,000	5,408,730

		90,217,192

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,523	2,476,074
Vulcan Materials Co.	32,150	3,394,075

		5,870,149

Containers & Packaging (0.3%)
Avery Dennison Corp.	21,600	1,557,576
Ball Corp.	34,200	2,438,118
International Paper Co.	99,135	4,068,500
Owens-Illinois, Inc.*	38,832	619,759
Sealed Air Corp.	47,234	2,267,704
WestRock Co.	61,256	2,390,822

		13,342,479

Metals & Mining (0.3%)
Alcoa, Inc.	317,198	3,038,757
Freeport-McMoRan, Inc.	302,088	3,123,590
Newmont Mining Corp.	127,650	3,392,937
Nucor Corp.	76,700	3,627,910

		13,183,194

Total Materials		122,613,014

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	1,484,317	58,140,697
CenturyLink, Inc.	131,190	4,192,832
Frontier Communications Corp.	281,880	1,575,709
Level 3 Communications, Inc.*	69,709	3,684,121
Verizon Communications, Inc.	983,036	53,162,587

Total Telecommunication Services		120,755,946

Utilities (3.4%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.	118,480	7,867,072
Duke Energy Corp.	166,100	13,400,948
Edison International	78,650	5,654,148
Entergy Corp.	43,100	3,416,968
Eversource Energy	76,494	4,462,660
Exelon Corp.	221,920	7,958,051
FirstEnergy Corp.	102,232	3,677,285
NextEra Energy, Inc.	111,150	13,153,491
PG&E Corp.	118,850	7,097,722
Pinnacle West Capital Corp.	26,750	2,008,122
PPL Corp.	162,538	6,187,822
Southern Co.	220,250	11,393,533
Xcel Energy, Inc.	122,395	5,118,559

		91,396,381

Gas Utilities (0.0%)
AGL Resources, Inc.	29,010	1,889,711

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	159,150	1,877,970
NRG Energy, Inc.	75,968	988,344

		2,866,314

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.1%)
Ameren Corp.	58,500	$2,930,850
CenterPoint Energy, Inc.	103,800	2,171,496
CMS Energy Corp.	66,800	2,834,992
Consolidated Edison, Inc.	70,850	5,428,527
Dominion Resources, Inc.	143,946	10,813,224
DTE Energy Co.	43,350	3,930,111
NiSource, Inc.	77,059	1,815,510
Public Service Enterprise Group, Inc.	122,150	5,758,151
SCANA Corp.	34,461	2,417,439
Sempra Energy	56,922	5,922,734
TECO Energy, Inc.	56,800	1,563,704
WEC Energy Group, Inc.	76,182	4,576,253

		50,162,991

Water Utilities (0.1%)
American Water Works Co., Inc.	42,931	2,959,234

Total Utilities		149,274,631

Total Common Stocks (99.0%) (Cost $2,470,260,118)		4,332,660,101

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	44,315,811	44,315,811

Total Short-Term Investment (1.0%) (Cost $44,315,811)		44,315,811

Total Investments (100.0%) (Cost $2,514,575,929)		4,376,975,912
Other Assets Less Liabilities (0.0%)		(506,493)

Net Assets (100%)		$4,376,469,419

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,795,430.

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	323	June-16	$31,817,102	$33,131,725	$1,314,623

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$558,959,800	$—	$—	$558,959,800
Consumer Staples	450,637,072	—	—	450,637,072
Energy	292,995,209	—	—	292,995,209
Financials	677,450,828	—	—	677,450,828
Health Care	618,115,610	—	—	618,115,610
Industrials	439,044,199	—	—	439,044,199
Information Technology	902,813,792	—	—	902,813,792
Materials	122,613,014	—	—	122,613,014
Telecommunication Services	120,755,946	—	—	120,755,946
Utilities	149,274,631	—	—	149,274,631
Futures	1,314,623	—	—	1,314,623
Short-Term Investments	44,315,811	—	—	44,315,811

Total Assets	$4,378,290,535	$—	$—	$4,378,290,535

Total Liabilities	$—	$—	$—	$—

Total	$4,378,290,535	$—	$—	$4,378,290,535

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,041,513,838
Aggregate gross unrealized depreciation	(214,933,617)

Net unrealized appreciation	$1,826,580,221

Federal income tax cost of investments	$2,550,395,691

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (0.2%)
Federal-Mogul Holdings Corp.*	53,369	$527,286

Diversified Consumer Services (0.0%)
Apollo Education Group, Inc.*	8,000	65,720
Funespana S.A.*	2,000	16,158

		81,878

Hotels, Restaurants & Leisure (1.2%)
Belmond Ltd., Class A*	20,000	189,800
Dover Motorsports, Inc.	80,216	182,090
Eldorado Resorts, Inc.*	7,000	80,080
International Game Technology plc	1	13
Kuoni Reisen Holding AG (Registered)*	300	112,553
Starwood Hotels & Resorts Worldwide, Inc.	30,000	2,502,900

		3,067,436

Household Durables (0.9%)
Bang & Olufsen A/S*	4,000	43,368
Jarden Corp.*	4,000	235,800
Nobility Homes, Inc.*	8,000	110,800
Sony Corp. (ADR)	70,000	1,800,400

		2,190,368

Media (10.8%)
ACME Communications, Inc.*	38,000	1,094
AMC Networks, Inc., Class A*	3,500	227,290
Beasley Broadcast Group, Inc., Class A	48,457	170,084
Cablevision Systems Corp. - New York Group, Class A	125,000	4,125,000
Carmike Cinemas, Inc.*	80,000	2,403,200
Clear Channel Outdoor Holdings, Inc., Class A	270,200	1,269,940
Crown Media Holdings, Inc., Class A*	100,000	508,000
DISH Network Corp., Class A*	5,000	231,300
EW Scripps Co., Class A	130,000	2,026,700
Interpublic Group of Cos., Inc.	130,000	2,983,500
Journal Media Group, Inc.	150,000	1,794,000
Liberty Broadband Corp.*	603	34,996
Liberty Global plc*	38,725	1,466,473
Liberty Media Corp.*	2,000	76,720
Loral Space & Communications, Inc.*	9,000	316,170
Media General, Inc.*	170,000	2,772,700
Meredith Corp.	8,000	380,000
Salem Media Group, Inc.	23,000	132,480
Telenet Group Holding N.V.*	30,000	1,518,585
Time Warner Cable, Inc.	8,000	1,636,960
Time Warner, Inc.	48,000	3,482,400

		27,557,592

Specialty Retail (1.1%)
CST Brands, Inc.	15,000	574,350
RONA, Inc.	120,000	2,187,026

		2,761,376

Textiles, Apparel & Luxury Goods (2.1%)
Tumi Holdings, Inc.*	200,000	5,364,000

Total Consumer Discretionary		41,549,936

Consumer Staples (7.1%)
Beverages (1.5%)
SABMiller plc	61,000	3,728,735

Food & Staples Retailing (3.4%)
Fresh Market, Inc.*	130,000	3,708,900
Rite Aid Corp.*	600,000	4,890,000

		8,598,900

Food Products (2.1%)
GrainCorp Ltd., Class A	56,000	323,668
Parmalat S.p.A.	810,000	2,241,572
Premier Foods plc*	1,060,500	868,192
Snyder’s-Lance, Inc.	3,100	97,588
Tootsie Roll Industries, Inc.	47,529	1,660,675
Warrnambool Cheese & Butter Factory Co. Holding Ltd.*	15,000	99,460

		5,291,155

Personal Products (0.1%)
Avon Products, Inc.	80,000	384,800

Total Consumer Staples		18,003,590

Energy (2.9%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	6,000	262,980
Cameron International Corp.*	5,000	335,250
KBC Advanced Technologies plc	1,000	3,005

		601,235

Oil, Gas & Consumable Fuels (2.7%)
Alvopetro Energy Ltd.*	320,000	73,917
Anadarko Petroleum Corp.	2,000	93,140
Atlas Resource Partners LP	1	1
Columbia Pipeline Group, Inc.	250,000	6,275,000
Gulf Coast Ultra Deep Royalty Trust*	350,000	29,750
WesternZagros Resources Ltd.*	32,000	1,725
Whiting Petroleum Corp.*	47,000	375,060

		6,848,593

Total Energy		7,449,828

Financials (6.0%)
Banks (1.4%)
BB&T Corp.	17,000	565,590
First Niagara Financial Group, Inc.	35,000	338,800
Flushing Financial Corp.	66,000	1,426,920
Hilltop Holdings, Inc.*	40,000	755,200
National Penn Bancshares, Inc.	200	2,128
Sterling Bancorp/Delaware	30,000	477,900

		3,566,538

Capital Markets (0.0%)
BKF Capital Group, Inc.*	12,000	8,580

Diversified Financial Services (0.2%)
Investment AB Kinnevik, Class B	20,000	567,364

Insurance (1.8%)
Aspen Insurance Holdings Ltd.	3,000	143,100
National Interstate Corp.	103,000	3,081,760
Phoenix Cos., Inc.*	1,000	36,840
Willis Towers Watson plc	10,000	1,186,600

		4,448,300

Real Estate Investment Trusts (REITs) (1.7%)
Rouse Properties, Inc. (REIT)	30,000	551,400
Ryman Hospitality Properties, Inc. (REIT)	75,000	3,861,000

		4,412,400

Real Estate Management & Development (0.0%)
Conwert Immobilien Invest SE*	1,000	16,033

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	150,000	2,376,000

Total Financials		15,395,215

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.0%)
Biotechnology (0.6%)
Baxalta, Inc.	22,000	$888,800
Grifols S.A. (ADR)	34,000	525,980

		1,414,780

Health Care Equipment & Supplies (1.3%)
Alere, Inc.*	55,000	2,783,550
Exactech, Inc.*	10,000	202,600
ICU Medical, Inc.*	4,000	416,400

		3,402,550

Health Care Providers & Services (0.9%)
Chemed Corp.	500	67,725
Cigna Corp.	4,500	617,580
Humana, Inc.	1,900	347,605
Laboratory Corp. of America Holdings*	10,000	1,171,300

		2,204,210

Life Sciences Tools & Services (0.8%)
Affymetrix, Inc.*	80,000	1,120,800
Agilent Technologies, Inc.	20,000	797,000
Allenex AB*	230,000	70,828
Illumina, Inc.*	400	64,844

		2,053,472

Pharmaceuticals (0.4%)
Allergan plc*	2,800	750,484
Mylan N.V.*	7,000	324,450

		1,074,934

Total Health Care		10,149,946

Industrials (8.7%)
Air Freight & Logistics (1.4%)
Park-Ohio Holdings Corp.	3,000	128,460
TNT Express N.V.	380,000	3,409,922

		3,538,382

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	13,000	728,520
Griffon Corp.	4,000	61,800

		790,320

Commercial Services & Supplies (1.1%)
ADT Corp.	68,000	2,805,680

Electrical Equipment (2.0%)
PowerSecure International, Inc.*	260,000	4,859,400
SL Industries, Inc.*	2,000	68,000

		4,927,400

Machinery (1.6%)
Blount International, Inc.*	80,000	798,400
Bolzoni S.p.A.	1,000	4,834
CIRCOR International, Inc.	6,000	278,340
Navistar International Corp.*	100,000	1,252,000
Xylem, Inc.	41,000	1,676,900

		4,010,474

Professional Services (0.8%)
USG People N.V.	100,000	1,977,670

Road & Rail (0.9%)
Hertz Global Holdings, Inc.*	220,000	2,316,600

Trading Companies & Distributors (0.6%)
Kaman Corp.	38,000	1,622,220

Transportation Infrastructure (0.0%)
exactEarth Ltd.*	9,101	19,411

Total Industrials		22,008,157

Information Technology (6.0%)
Communications Equipment (0.5%)
Harris Corp.	15,000	1,167,900

Electronic Equipment, Instruments & Components (3.2%)
Axis Communications AB	72,800	3,022,927
Checkpoint Systems, Inc.*	2,000	20,240
Newport Corp.*	170,000	3,910,000
Rofin-Sinar Technologies, Inc.*	40,000	1,288,800

		8,241,967

Internet Software & Services (0.0%)
Qihoo 360 Technology Co., Ltd. (ADR)*	500	37,775
Rocket Fuel, Inc.*	2,500	7,875

		45,650

IT Services (0.4%)
Blackhawk Network Holdings, Inc.*	30,000	1,029,000

Semiconductors & Semiconductor Equipment (1.6%)
Atmel Corp.	15,000	121,800
Fairchild Semiconductor International, Inc.*	195,000	3,900,000
Mattson Technology, Inc.*	1,000	3,650

		4,025,450

Technology Hardware, Storage & Peripherals (0.3%)
EMC Corp.	30,000	799,500
Hutchinson Technology, Inc.*	12,000	43,920

		843,420

Total Information Technology		15,353,387

Materials (10.4%)
Chemicals (8.4%)
Airgas, Inc.	58,000	8,215,120
Axiall Corp.	17,000	371,280
Chemtura Corp.*	110,000	2,904,000
Ferro Corp.*	10,000	118,700
International Flavors & Fragrances, Inc.	10,000	1,137,700
Syngenta AG (ADR)	1,000	82,820
Valspar Corp.	80,000	8,561,600

		21,391,220

Construction Materials (1.2%)
Vulcan Materials Co.	28,000	2,955,960

Containers & Packaging (0.3%)
Greif, Inc., Class A	4,000	131,000
Myers Industries, Inc.	55,000	707,300
Rexam plc	1,000	9,106

		847,406

Metals & Mining (0.3%)
Alamos Gold, Inc., Class A	12,000	63,480
AuRico Metals, Inc.*	8,876	5,109
Osisko Gold Royalties Ltd.	28,000	299,026
Pan American Silver Corp.	35,000	380,519
Yamana Gold, Inc.	10,000	30,337

		778,471

Paper & Forest Products (0.2%)
Norbord, Inc.	21,000	417,817

Total Materials		26,390,874

Telecommunication Services (3.8%)
Diversified Telecommunication Services (0.8%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	88,316
AT&T, Inc.	10,000	391,700
Axia NetMedia Corp.	1,000	3,226
Cincinnati Bell, Inc.*	300,000	1,161,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke KPN N.V.	100,000	$419,089

		2,063,331

Wireless Telecommunication Services (3.0%)
Millicom International Cellular S.A.	30,000	1,653,900
Telephone & Data Systems, Inc.	16,000	481,440
T-Mobile US, Inc.*	70,000	2,681,000
U.S. Cellular Corp.*	60,000	2,741,400

		7,557,740

Total Telecommunication Services		9,621,071

Utilities (10.2%)
Electric Utilities (5.0%)
Avangrid, Inc.	14,500	581,595
Cleco Corp.	175,000	9,661,750
Empire District Electric Co.	30,000	991,500
Hawaiian Electric Industries, Inc.	18,000	583,200
ITC Holdings Corp.	1,500	65,355
PNM Resources, Inc.	22,000	741,840

		12,625,240

Gas Utilities (3.8%)
AGL Resources, Inc.	40,000	2,605,600
National Fuel Gas Co.	45,000	2,252,250
Piedmont Natural Gas Co., Inc.	30,048	1,797,772
Questar Corp.	120,000	2,976,000

		9,631,622

Multi-Utilities (0.3%)
Engie(b)*†	3,801	—
TECO Energy, Inc.	28,000	770,840

		770,840

Water Utilities (1.1%)
Severn Trent plc	90,000	2,808,874

Total Utilities		25,836,576

Total Common Stocks (75.4%) (Cost $186,138,919)		191,758,580

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares)*	350,000	157,500
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares)*†	350,000	17,080

Total Consumer Staples		174,580

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences, Corp. (Contingent Value Shares)*	20,000	12,000
Chelsea Therapeutics International Ltd. (Contingent Value Shares)(b)*†	12,000	720
Durata Therapeutics, Inc. (Contingent Value Shares)(b)*†	20,000	2,400
Dyax Corp. (Contingent Value Shares)(b)*†	116,000	96,570
Prosensa Holdings N.V. (Contingent Value Shares)(b)*†	40,000	29,700
Trius Therapeutics, Inc. (Contingent Value Shares)(b)*†	200,000	19,500

		160,890

Health Care Equipment & Supplies (0.0%)
American Medical Alert Corp. (Contingent Value Shares)(b)*†	140,898	1,057
Synergetics USA, Inc. (Contingent Value Shares)(b)*†	479,184	68,284
Wright Medical Group N.V., expiring 3/1/2019*	5,000	6,150

		75,491

Pharmaceuticals (0.0%)
Adolor Corp. (Contingent Value Shares)(b)*†	40,000	15,600
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	10,000	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	100	45
Teva Pharmaceutical Industries Ltd. (Contingent Value Shares)(b)*†	250,000	99,375

		115,020

Total Health Care		351,401

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	320,000	—

Total Information Technology		—

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	430,000	812,700

Total Telecommunication Services		812,700

Total Rights (0.5%) (Cost $—)		1,338,681

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17*	20,000	730

Total Energy		730

Materials (0.0%)
Metals & Mining (0.0%)
HudBay Minerals, Inc., expiring 7/20/18*	850	196

Total Materials		196

Total Warrants (0.0%) (Cost $887)		926

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (6.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	17,462,054	17,462,054

Total Short-Term Investment (6.9%) (Cost $17,462,054)		17,462,054

Total Investments (82.8%) (Cost $203,601,860)		210,560,241
Other Assets Less Liabilities (17.2%)		43,668,222

Net Assets (100%)		$254,228,463

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

†	Securities (totaling $1,163,031 or 0.5% of net assets) held at fair value by management.

(b)	Illiquid Security. At March 31, 2016, the market value of these securities amounted to $1,145,951 or 0.5% of net assets.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$39,395,204	$2,154,732	$—		$41,549,936
Consumer Staples	10,741,963	7,261,627	—		18,003,590
Energy	7,446,823	3,005	—		7,449,828
Financials	14,803,238	591,977	—		15,395,215
Health Care	10,079,118	70,828	—		10,149,946
Industrials	16,547,731	5,460,426	—		22,008,157
Information Technology	11,041,660	4,311,727	—		15,353,387
Materials	26,250,768	140,106	—		26,390,874
Telecommunication Services	9,113,666	507,405	—		9,621,071
Utilities	23,027,702	2,808,874	—	(b)	25,836,576
Rights
Consumer Staples	—	—	174,580		174,580
Health Care	6,150	12,000	333,251		351,401
Information Technology	—	—	—	(b)	—	(b)
Telecommunication Services	—	—	812,700		812,700
Short-Term Investments	17,462,054	—	—		17,462,054
Warrants
Energy	730	—	—		730
Materials	196	—	—		196

Total Assets	$185,917,003	$23,322,707	$1,320,531		$210,560,241

Total Liabilities	$—	$—	$—		$—

Total	$185,917,003	$23,322,707	$1,320,531		$210,560,241

(a)	A security with a market value of $131,000 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,375,134
Aggregate gross unrealized depreciation	(12,345,353)

Net unrealized appreciation	$6,029,781

Federal income tax cost of investments	$204,530,460

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.6%)
Auto Components (5.1%)
BorgWarner, Inc.	258,000	$9,907,200
Brembo S.p.A.	340,000	17,583,968
Cooper Tire & Rubber Co.	180,000	6,663,600
Dana Holding Corp.	950,000	13,385,500
Federal-Mogul Holdings Corp.*	2,100,000	20,748,000
Gentex Corp.	260,000	4,079,400
Modine Manufacturing Co.*	650,058	7,157,139
SORL Auto Parts, Inc.*	95,000	171,000
Spartan Motors, Inc.	290,000	1,145,500
Standard Motor Products, Inc.	155,000	5,370,750
Stoneridge, Inc.*	300,000	4,368,000
Strattec Security Corp.	135,400	7,770,606
Superior Industries International, Inc.	730,000	16,118,400
Tenneco, Inc.*	430,000	22,149,300

		136,618,363

Automobiles (0.1%)
Thor Industries, Inc.	4,000	255,080
Winnebago Industries, Inc.	100,000	2,245,000

		2,500,080

Distributors (0.0%)
Uni-Select, Inc.	16,000	689,278

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	110,000	1,629,100
Cambium Learning Group, Inc.*	195,000	832,650
Universal Technical Institute, Inc.	220,000	948,200

		3,409,950

Hotels, Restaurants & Leisure (6.4%)
Belmond Ltd., Class A*	340,000	3,226,600
Biglari Holdings, Inc.*	34,047	12,655,611
Boyd Gaming Corp.*	1,300,000	26,858,000
Canterbury Park Holding Corp.‡	310,000	3,211,600
Cheesecake Factory, Inc.	574,000	30,473,660
Churchill Downs, Inc.	343,000	50,722,840
Cracker Barrel Old Country Store, Inc.	6,000	916,020
Denny’s Corp.*	330,000	3,418,800
Dover Downs Gaming & Entertainment, Inc.*	100,000	107,000
Dover Motorsports, Inc.	644,116	1,462,143
Golden Entertainment, Inc.*	76,974	834,398
International Speedway Corp., Class A	125,000	4,613,750
Krispy Kreme Doughnuts, Inc.*	210,000	3,273,900
Las Vegas Sands Corp.	215,000	11,111,200
Marcus Corp.	648,014	12,279,865
Morgans Hotel Group Co.*	205,000	282,900
Nathan’s Famous, Inc.*	147,000	6,409,200
Penn National Gaming, Inc.*	20,000	333,800
Speedway Motorsports, Inc.	54,000	1,070,820

		173,262,107

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	200,000	6,372,000
Cavco Industries, Inc.*	156,500	14,626,490
Ethan Allen Interiors, Inc.	120,000	3,818,400
Harman International Industries, Inc.	70,000	6,232,800
Hunter Douglas N.V.	10,000	432,345
La-Z-Boy, Inc.	416,000	11,123,840
Lennar Corp., Class B	76,000	2,941,960
Nobility Homes, Inc.*	100,815	1,396,288
Skyline Corp.*	190,000	1,761,300

		48,705,423

Internet & Catalog Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	650,000	5,122,000
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	531,840
Liberty Ventures*	24,000	938,880

		6,592,720

Leisure Products (0.3%)
Brunswick Corp.	60,000	2,878,800
Marine Products Corp.	460,014	3,491,506
Universal Entertainment Corp.	75,000	1,245,502

		7,615,808

Media (6.4%)
ACME Communications, Inc.*	305,000	8,784
AMC Networks, Inc., Class A*	64,500	4,188,630
Beasley Broadcast Group, Inc., Class A‡	565,000	1,983,150
Cablevision Systems Corp. - New York Group, Class A	290,000	9,570,000
Carmike Cinemas, Inc.*	63,000	1,892,520
Clear Channel Outdoor Holdings, Inc., Class A	290,171	1,363,804
Crown Media Holdings, Inc., Class A*	378,000	1,920,240
Cumulus Media, Inc., Class A*	5	2
Discovery Communications, Inc., Class A*	12,000	343,560
Discovery Communications, Inc., Class C*	35,000	945,000
DISH Network Corp., Class A*	15,000	693,900
Emmis Communications Corp., Class A*	90,000	52,335
Eros International plc*	18,000	207,180
EW Scripps Co., Class A	1,340,000	20,890,600
Gray Television, Inc.*	360,000	4,219,200
Gray Television, Inc., Class A*	4,000	41,400
Grupo Televisa S.A.B. (ADR)	110,000	3,020,600
Il Sole 24 Ore S.p.A.*	190,000	119,343
IMAX Corp.*	40,000	1,243,600
Interpublic Group of Cos., Inc.	890,000	20,425,500
Journal Media Group, Inc.	345,875	4,136,665
Live Nation Entertainment, Inc.*	930,000	20,748,300
Loral Space & Communications, Inc.*	20,000	702,600
Madison Square Garden Co., Class A*	188,333	31,331,078
Media General, Inc.*	1,315,000	21,447,650
Meredith Corp.	60,000	2,850,000
MSG Networks, Inc., Class A*	585,000	10,114,650
Salem Media Group, Inc.	667,000	3,841,920
Sinclair Broadcast Group, Inc., Class A	180,000	5,535,000
World Wrestling Entertainment, Inc., Class A	18,000	317,880

		174,155,091

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	632,000	1,434,640

Specialty Retail (3.8%)
Aaron’s, Inc.	360,000	9,036,000
AutoNation, Inc.*	423,000	19,745,640
Barnes & Noble Education, Inc.*	22,752	222,970
Barnes & Noble, Inc.	36,000	444,960
Bed Bath & Beyond, Inc.*	44,000	2,184,160

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Big 5 Sporting Goods Corp.	365,000	$4,055,150
Bowlin Travel Centers, Inc.*	76,000	114,000
Monro Muffler Brake, Inc.	60,000	4,288,200
Murphy USA, Inc.*	23,000	1,413,350
O’Reilly Automotive, Inc.*	42,000	11,493,720
Penske Automotive Group, Inc.	468,000	17,737,200
Pier 1 Imports, Inc.	720,000	5,047,200
Sally Beauty Holdings, Inc.*	490,000	15,866,200
Tractor Supply Co.	103,000	9,317,380
Vitamin Shoppe, Inc.*	10,000	309,600
Winmark Corp.	2,000	195,960

		101,471,690

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	200,000	5,668,000
Movado Group, Inc.	63,000	1,734,390
Wolverine World Wide, Inc.	50,000	921,000

		8,323,390

Total Consumer Discretionary		664,778,540

Consumer Staples (7.5%)
Beverages (0.8%)
Boston Beer Co., Inc., Class A*	13,000	2,405,910
Brown-Forman Corp., Class A	45,000	4,801,050
Brown-Forman Corp., Class B	4,537	446,758
Cott Corp.	550,000	7,639,500
Crimson Wine Group Ltd.*	310,000	2,597,800
Davide Campari-Milano S.p.A.	350,000	3,498,758
National Beverage Corp.*	24,000	1,015,680

		22,405,456

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	64,000	7,252,480
Ingles Markets, Inc., Class A‡	799,700	29,988,750
United Natural Foods, Inc.*	90,000	3,627,000
Village Super Market, Inc., Class A	101,000	2,440,160
Weis Markets, Inc.	66,500	2,996,490

		46,304,880

Food Products (3.6%)
Farmer Brothers Co.*	79,200	2,207,304
Flowers Foods, Inc.	60,000	1,107,600
Hain Celestial Group, Inc.*	360,000	14,727,600
Ingredion, Inc.	50,000	5,339,500
J&J Snack Foods Corp.	47,000	5,089,160
John B. Sanfilippo & Son, Inc.	17,000	1,174,530
Lifeway Foods, Inc.*	240,098	2,600,262
Maple Leaf Foods, Inc.	130,000	2,717,613
Post Holdings, Inc.*	162,000	11,140,740
Rock Field Co., Ltd.	200,000	6,086,454
Snyder’s-Lance, Inc.	911,100	28,681,428
Tootsie Roll Industries, Inc.	443,051	15,480,203
WhiteWave Foods Co.*	42,000	1,706,880

		98,059,274

Household Products (1.0%)
Church & Dwight Co., Inc.	55,000	5,069,900
Energizer Holdings, Inc.	30,000	1,215,300
Katy Industries, Inc.*‡	461,700	807,975
Oil-Dri Corp. of America‡	435,000	14,694,300
WD-40 Co.	42,000	4,536,420

		26,323,895

Personal Products (0.4%)
Avon Products, Inc.	450,000	2,164,500
Edgewell Personal Care Co.	30,000	2,415,900
Elizabeth Arden, Inc.*	100,000	819,000
Revlon, Inc., Class A*	22,000	801,020
United-Guardian, Inc.	142,000	2,935,140

		9,135,560

Total Consumer Staples		202,229,065

Energy (1.9%)
Energy Equipment & Services (1.6%)
Oceaneering International, Inc.	120,000	3,988,800
Rowan Cos., plc, Class A	165,000	2,656,500
RPC, Inc.	2,375,000	33,677,500
Steel Excel, Inc.*	304,125	2,953,054

		43,275,854

Oil, Gas & Consumable Fuels (0.3%)
Black Ridge Oil and Gas, Inc.*	45,503	2,957
Clean Energy Fuels Corp.*	2,000	5,860
CONSOL Energy, Inc.	230,000	2,596,700
Navigator Holdings Ltd.*	70,000	1,130,500
ONEOK, Inc.	140,000	4,180,400

		7,916,417

Total Energy		51,192,271

Financials (6.6%)
Banks (2.1%)
BBCN Bancorp, Inc.	575,000	8,734,250
Boston Private Financial Holdings, Inc.	700,000	8,015,000
FCB Financial Holdings, Inc., Class A*	40,000	1,330,400
Fidelity Southern Corp.	31,614	507,088
First Niagara Financial Group, Inc.	655,000	6,340,400
FirstMerit Corp.	145,000	3,052,250
Flushing Financial Corp.	600,000	12,972,000
Hilltop Holdings, Inc.*	230,000	4,342,400
Sterling Bancorp/Delaware	745,400	11,874,222

		57,168,010

Capital Markets (2.2%)
BKF Capital Group, Inc.*	66,000	47,190
Calamos Asset Management, Inc., Class A	172,000	1,460,280
Charles Schwab Corp.	98,000	2,745,960
Cohen & Steers, Inc.	444,000	17,280,480
GAM Holding AG*	265,000	3,830,794
Janus Capital Group, Inc.	1,500,000	21,945,000
KKR & Co. L.P.	150,000	2,203,500
Legg Mason, Inc.	50,000	1,734,000
Medallion Financial Corp.	80,000	738,400
Pzena Investment Management, Inc., Class A	70,037	528,779
Waddell & Reed Financial, Inc., Class A	245,000	5,767,300
Wright Investors Service Holdings, Inc.*	265,000	355,100

		58,636,783

Insurance (0.2%)
Alleghany Corp.*	3,295	1,634,979
Argo Group International Holdings Ltd.	58,000	3,328,620

		4,963,599

Real Estate Investment Trusts (REITs) (1.3%)
Gaming and Leisure Properties, Inc. (REIT)	30,000	927,600
Gyrodyne LLC*	1,678	45,172
Ryman Hospitality Properties, Inc. (REIT)	700,000	36,036,000

		37,008,772

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.8%)
Capital Properties, Inc., Class A*	41,071	$416,871
Griffin Industrial Realty, Inc.‡	315,018	7,736,842
St. Joe Co.*	470,000	8,060,500
Tejon Ranch Co.*	224,000	4,607,680

		20,821,893

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	165,750
Crazy Woman Creek Bancorp, Inc.	14,000	166,740

		332,490

Total Financials		178,931,547

Health Care (5.5%)
Biotechnology (0.3%)
Cepheid, Inc.*	215,000	7,172,400
Lexicon Pharmaceuticals, Inc.*	16,100	192,395
OPKO Health, Inc.*	71,500	742,885

		8,107,680

Health Care Equipment & Supplies (3.3%)
Alere, Inc.*	10,000	506,100
Align Technology, Inc.*	5,000	363,450
AngioDynamics, Inc.*	66,000	811,140
Biolase, Inc.*	91,461	119,814
Cantel Medical Corp.	153,000	10,918,080
CONMED Corp.	80,000	3,355,200
Cooper Cos., Inc.	21,000	3,233,370
Cutera, Inc.*	580,000	6,525,000
Cynosure, Inc., Class A*	10,000	441,200
DexCom, Inc.*	39,000	2,648,490
Exactech, Inc.*	300,000	6,078,000
Greatbatch, Inc.*	100,000	3,564,000
ICU Medical, Inc.*	40,000	4,164,000
Masimo Corp.*	131,000	5,481,040
Meridian Bioscience, Inc.	140,000	2,885,400
Neogen Corp.*	16,500	830,775
NuVasive, Inc.*	160,000	7,784,000
Nuvectra Corp.*	33,333	180,333
Orthofix International N.V.*	58,000	2,408,160
Quidel Corp.*	548,000	9,458,480
STERIS plc	103,000	7,318,150
SurModics, Inc.*	50,000	920,500
Syneron Medical Ltd.*	24,000	175,440
Vascular Solutions, Inc.*	185,000	6,018,050
Wright Medical Group N.V.*	216,489	3,593,718

		89,781,890

Health Care Providers & Services (1.7%)
Chemed Corp.	247,000	33,456,150
Henry Schein, Inc.*	10,000	1,726,300
Kindred Healthcare, Inc.	110,000	1,358,500
Owens & Minor, Inc.	188,000	7,598,960
Patterson Cos., Inc.	56,000	2,605,680

		46,745,590

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,281,280

Pharmaceuticals (0.1%)
Heska Corp.*	50,000	1,425,000
Pain Therapeutics, Inc.*	65,000	144,950

		1,569,950

Total Health Care		149,486,390

Industrials (26.8%)
Aerospace & Defense (4.1%)
AAR Corp.	70,000	1,628,900
Aerojet Rocketdyne Holdings, Inc.*	1,625,000	26,617,500
Astronics Corp.*	9,000	343,350
Astronics Corp., Class B*	15,150	582,366
Curtiss-Wright Corp.	800,000	60,536,000
Ducommun, Inc.*	75,020	1,144,055
HEICO Corp.	62,000	3,728,060
Innovative Solutions & Support, Inc.*	88,000	231,440
Moog, Inc., Class A*	59,500	2,717,960
Moog, Inc., Class B*	29,500	1,331,630
Textron, Inc.	287,000	10,464,020

		109,325,281

Air Freight & Logistics (0.8%)
Park-Ohio Holdings Corp.	483,200	20,690,624

Building Products (1.0%)
A.O. Smith Corp.	40,000	3,052,400
Fortune Brands Home & Security, Inc.	20,000	1,120,800
Griffon Corp.	1,450,000	22,402,500
Nortek, Inc.*	7,500	362,175

		26,937,875

Commercial Services & Supplies (4.0%)
ACCO Brands Corp.*	165,000	1,481,700
Brink’s Co.	560,000	18,810,400
Casella Waste Systems, Inc., Class A*	190,081	1,273,543
Covanta Holding Corp.	210,000	3,540,600
KAR Auction Services, Inc.	440,000	16,781,600
Kimball International, Inc., Class B	209,517	2,378,018
Loomis AB, Class B	310,000	8,763,588
Matthews International Corp., Class A	22,000	1,132,340
McGrath RentCorp	24,000	601,920
Republic Services, Inc.	390,000	18,583,500
Rollins, Inc.	975,000	26,442,000
Team, Inc.*	140,000	4,253,200
Tyco International plc	133,000	4,882,430

		108,924,839

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,476,300
Layne Christensen Co.*	357,000	2,566,830
Valmont Industries, Inc.	10,000	1,238,400

		5,281,530

Electrical Equipment (1.7%)
AMETEK, Inc.	390,000	19,492,200
AZZ, Inc.	25,000	1,415,000
Franklin Electric Co., Inc.	260,000	8,364,200
Rockwell Automation, Inc.	98,000	11,147,500
SL Industries, Inc.*	101,000	3,434,000
Vicor Corp.*	170,000	1,781,600

		45,634,500

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	55,000	881,100
Roper Technologies, Inc.	40,000	7,310,800

		8,191,900

Machinery (10.8%)
Accuride Corp.*	73,102	113,308
Albany International Corp., Class A	58,000	2,180,220
American Railcar Industries, Inc.	5,000	203,650
Astec Industries, Inc.	325,000	15,167,750
CIRCOR International, Inc.	520,000	24,122,800
CLARCOR, Inc.	183,000	10,575,570
CNH Industrial N.V.	2,670,000	18,049,200
Crane Co.	560,000	30,161,600
Donaldson Co., Inc.	222,000	7,084,020

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Eastern Co.	105,036	$1,724,691
EnPro Industries, Inc.	8,000	461,440
Federal Signal Corp.	660,000	8,751,600
Flowserve Corp.	94,000	4,174,540
Gorman-Rupp Co.	356,000	9,231,080
Graco, Inc.	152,000	12,761,920
Greenbrier Cos., Inc.	280,000	7,739,200
IDEX Corp.	144,000	11,934,720
Interpump Group S.p.A.	240,000	3,509,284
Kennametal, Inc.	336,000	7,556,640
Key Technology, Inc.*	66,000	450,120
L.S. Starrett Co., Class A	217,200	2,248,020
Lincoln Electric Holdings, Inc.	113,000	6,618,410
Lindsay Corp.	60,000	4,296,600
Lydall, Inc.*	75,000	2,439,000
Middleby Corp.*	4,800	512,496
Mueller Industries, Inc.	910,000	26,772,200
Mueller Water Products, Inc., Class A	900,000	8,892,000
Navistar International Corp.*	850,000	10,642,000
Nordson Corp.	40,000	3,041,600
Standex International Corp.	62,000	4,824,220
Tennant Co.	301,000	15,495,480
Toro Co.	24,000	2,066,880
Trinity Industries, Inc.	104,000	1,904,240
Twin Disc, Inc.	140,000	1,418,200
Watts Water Technologies, Inc., Class A	356,000	19,626,280
Woodward, Inc.	104,000	5,410,080

		292,161,059

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	157,004	2,260,857

Trading Companies & Distributors (3.4%)
GATX Corp.	850,000	40,375,000
Kaman Corp.	950,000	40,555,500
Lawson Products, Inc.*	50,000	979,000
Rush Enterprises, Inc., Class B*‡	510,000	9,312,600
United Rentals, Inc.*	27,000	1,679,130

		92,901,230

Transportation Infrastructure (0.4%)
BBA Aviation plc	2,164,000	6,228,522
Macquarie Infrastructure Corp.	80,000	5,395,200

		11,623,722

Total Industrials		723,933,417

Information Technology (6.2%)
Communications Equipment (0.5%)
Bel Fuse, Inc., Class A‡	145,100	1,908,065
Communications Systems, Inc.	260,000	1,911,000
EchoStar Corp., Class A*	30,000	1,328,700
Ixia*	426,000	5,307,960
Plantronics, Inc.	40,000	1,567,600
Sycamore Networks, Inc.*	300,000	117,000

		12,140,325

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	57,000	3,791,070
Belden, Inc.	23,000	1,411,740
CTS Corp.	965,000	15,189,100
Daktronics, Inc.	125,000	987,500
Itron, Inc.*	90,000	3,754,800
Littelfuse, Inc.	114,000	14,034,540
Mercury Systems, Inc.*	15,000	304,500
MOCON, Inc.	30,000	415,500
Park Electrochemical Corp.	670,000	10,726,700
Rofin-Sinar Technologies, Inc.*	210,000	6,766,200
Trans-Lux Corp.*	24,584	100,795

		57,482,445

Internet Software & Services (0.5%)
comScore, Inc.*	20,000	600,800
EarthLink Holdings Corp.	700,000	3,969,000
Global Sources Ltd.*	147,903	1,198,014
Gogo, Inc.*	245,000	2,697,450
Internap Corp.*	490,000	1,337,700
Pandora Media, Inc.*	20,000	179,000
Stamps.com, Inc.*	34,500	3,666,660

		13,648,624

IT Services (0.3%)
Blackhawk Network Holdings, Inc.*	100,000	3,430,000
Edgewater Technology, Inc.*‡	600,000	4,674,000
ModusLink Global Solutions, Inc.*	450,000	661,500

		8,765,500

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.*	870,000	7,534,200
Sevcon, Inc.*‡	565,000	5,678,250

		13,212,450

Software (0.8%)
FalconStor Software, Inc.*	400,000	536,000
Fortinet, Inc.*	26,000	796,380
Guidance Software, Inc.*	250,000	1,075,000
Mentor Graphics Corp.	100,000	2,033,000
Take-Two Interactive Software, Inc.*	176,000	6,629,920
TiVo, Inc.*	385,000	3,661,350
Tyler Technologies, Inc.*	57,000	7,330,770

		22,062,420

Technology Hardware, Storage & Peripherals (1.5%)
Diebold, Inc.	895,000	25,874,450
NCR Corp.*	353,000	10,565,290
Stratasys Ltd.*	160,000	4,147,200
TransAct Technologies, Inc.	92,000	748,880

		41,335,820

Total Information Technology		168,647,584

Materials (7.8%)
Chemicals (5.3%)
Albemarle Corp.	30,000	1,917,900
Ashland, Inc.	60,000	6,597,600
Chemtura Corp.*	850,000	22,440,000
Core Molding Technologies, Inc.*	250,000	3,120,000
Ferro Corp.*	2,360,000	28,013,200
FMC Corp.	30,000	1,211,100
H.B. Fuller Co.	270,000	11,461,500
Huntsman Corp.	235,000	3,125,500
Minerals Technologies, Inc.	177,000	10,062,450
NewMarket Corp.	16,200	6,419,412
Olin Corp.	125,000	2,171,250
OMNOVA Solutions, Inc.*	610,000	3,391,600
Quaker Chemical Corp.	5,000	424,300
Scotts Miracle-Gro Co., Class A	83,000	6,039,910
Sensient Technologies Corp.	286,000	18,149,560
Tredegar Corp.	1,160,000	18,235,200

		142,780,482

Containers & Packaging (1.3%)
Greif, Inc., Class A	210,730	6,901,408
Greif, Inc., Class B	5,000	234,000
Myers Industries, Inc.‡	1,500,000	19,290,000
Sonoco Products Co.	155,000	7,528,350

		33,953,758

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.9%)
Ampco-Pittsburgh Corp.	335,200	$4,662,632
Barrick Gold Corp.	24,000	325,920
Century Aluminum Co.*	55,000	387,750
Dominion Diamond Corp.	295,000	3,271,550
Haynes International, Inc.	45,000	1,642,500
Kinross Gold Corp.*	45,000	153,000
Lynas Corp., Ltd.*	100,000	5,979
Materion Corp.	469,500	12,432,360
United States Steel Corp.	33,000	529,650

		23,411,341

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.*	560,000	9,587,200

Total Materials		209,732,781

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.6%)
Cable & Wireless Communications plc	15,500,000	17,152,774
Cincinnati Bell, Inc.*	5,206,869	20,150,583
Consolidated Communications Holdings, Inc.	25,000	644,000
Iridium Communications, Inc.*	33,893	266,738
New Ulm Telecom, Inc.	33,000	237,600
Verizon Communications, Inc.	80,000	4,326,400

		42,778,095

Wireless Telecommunication Services (0.7%)
Rogers Communications, Inc., Class B	200,000	8,004,000
Shenandoah Telecommunications Co.	160,000	4,280,000
U.S. Cellular Corp.*	100,000	4,569,000
VimpelCom Ltd. (ADR)	300,000	1,278,000

		18,131,000

Total Telecommunication Services		60,909,095

Utilities (8.3%)
Electric Utilities (4.3%)
El Paso Electric Co.	726,000	33,308,880
Empire District Electric Co.	69,000	2,280,450
Great Plains Energy, Inc.	400,000	12,900,000
Otter Tail Corp.	400,000	11,848,000
PNM Resources, Inc.	1,280,000	43,161,600
Westar Energy, Inc.	260,000	12,898,600

		116,397,530

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	6,000	377,820
National Fuel Gas Co.	182,000	9,109,100
Northwest Natural Gas Co.	36,000	1,938,600
ONE Gas, Inc.	41,000	2,505,100
Southwest Gas Corp.	532,000	35,032,200

		48,962,820

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	2,832,000
Ormat Technologies, Inc.	86,000	3,546,640

		6,378,640

Multi-Utilities (1.7%)
Black Hills Corp.	400,000	24,052,000
NorthWestern Corp.	350,000	21,612,500

		45,664,500

Water Utilities (0.3%)
Cadiz, Inc.*	10,000	52,200
SJW Corp.	180,000	6,543,000
York Water Co.	48,000	1,464,960

		8,060,160

Total Utilities		225,463,650

Total Common Stocks (97.5%) (Cost $1,523,837,998)		2,635,304,340

CONVERTIBLE PREFERRED STOCK:
Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Sevcon, Inc.
4.000%*†	112,165	3,381,775

Total Convertible Preferred Stock (0.2%) (Cost $2,411,547)		3,381,775

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc.
5.000%, 12/31/22†	$44,820	36,640

Total Financials		36,640

Total Corporate Bonds		36,640

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		36,640

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20*	50,000	5,700

Total Health Care		5,700

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	490,000	—

Total Information Technology		—

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	412,000	$778,680

Total Telecommunication Services		778,680

Total Rights (0.0%) (Cost $131,250)		784,380

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16* (Cost $—)	22,758	2

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	61,659,085	61,659,085

Total Short-Term Investment (2.3%) (Cost $61,659,085)		61,659,085

Total Investments (100.0%) (Cost $1,588,084,700)		2,701,166,222
Other Assets Less Liabilities (0.0%)		1,099,324

Net Assets (100%)		$2,702,265,546

*	Non-income producing.

†	Securities (totaling $4,197,095 or 0.2% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A	$2,021,170	$6,700	$—	$1,983,150	$25,425	$—
Bel Fuse, Inc., Class A	2,111,200	1,277	—	1,908,065	8,700	—
Canterbury Park Holding Corp.	3,096,000	100,250	—	3,211,600	—	—
Edgewater Technology, Inc.	4,806,000	—	—	4,674,000	—	—
Griffin Industrial Realty, Inc.	8,218,820	—	—	7,736,842	—	—
Ingles Markets, Inc., Class A	35,250,775	—	—	29,988,750	131,951	—
Katy Industries, Inc.	466,317	—	—	807,975	—	—
Myers Industries, Inc.*	19,980,000	—	—	19,290,000	202,500	—
Oil-Dri Corp. of America	16,573,500	—	301,778	14,694,300	94,500	246,832
Rush Enterprises, Inc., Class B	11,169,000	—	—	9,312,600	—	—
Sevcon, Inc.	5,788,796	128,456	—	5,678,250	—	—

	$109,481,578	$236,683	$301,778	$99,285,532	$463,076	$246,832

*	Not affiliated as of December 31, 2015.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$624,157,446	$40,621,094	$—		$664,778,540
Consumer Staples	188,900,738	13,328,327	—		202,229,065
Energy	51,189,314	2,957	—		51,192,271
Financials	166,332,838	12,598,709	—		178,931,547
Health Care	149,486,390	—	—		149,486,390
Industrials	695,416,919	28,516,498	—		723,933,417
Information Technology	151,750,774	16,896,810	—		168,647,584
Materials	202,825,394	6,907,387	—		209,732,781
Telecommunication Services	43,518,721	17,390,374	—		60,909,095
Utilities	225,463,650	—	—		225,463,650
Convertible Preferred Stocks
Information Technology	—	—	3,381,775		3,381,775
Corporate Bonds
Financials	—	—	36,640		36,640
Rights
Health Care	5,700	—	—		5,700
Information Technology	—	—	—	(b)	—	(b)
Telecommunication Services	—	—	778,680		778,680
Short-Term Investments	61,659,085	—	—		61,659,085
Warrants
Financials	—	2	—		2

Total Assets	$2,560,706,969	$136,262,158	$4,197,095		$2,701,166,222

Total Liabilities	$—	$—	$—		$—

Total	$2,560,706,969	$136,262,158	$4,197,095		$2,701,166,222

(a)	Securities with a market value of $17,708,696 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,222,997,031
Aggregate gross unrealized depreciation	(118,152,879)

Net unrealized appreciation	$1,104,844,152

Federal income tax cost of investments	$1,596,322,070

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.3%)
Australia & New Zealand Banking Group Ltd./New York
1.250%, 6/13/17		$250,000	$249,932
Australia Government Bond
1.750%, 11/21/20(m)	AUD	10,150,000	7,674,629
3.250%, 4/21/25(m)		1,000,000	816,383
3.250%, 4/21/29(m)		3,590,000	2,903,559
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	105,792
2.875%, 2/24/22		94,000	94,249
Commonwealth Bank of Australia/New York
2.300%, 9/6/19		150,000	151,247
National Australia Bank Ltd./New York
2.000%, 11/12/20(m)	EUR	300,000	366,215
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	2,300,000	2,082,894
Queensland Treasury Corp.
5.750%, 7/22/24(m)		2,139,000	1,992,724
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	177,442
Transurban Finance Co. Pty Ltd.
1.875%, 9/16/24	EUR	445,000	514,301
Westpac Banking Corp.
1.500%, 12/1/17		$100,000	100,332
4.625%, 6/1/18		38,000	39,691
2.250%, 1/17/19		100,000	101,021

Total Australia			17,370,411

Austria (0.1%)
Sappi Papier Holding GmbH
4.000%, 4/1/23§	EUR	150,000	170,685

Bermuda (0.2%)
Bacardi Ltd.
2.750%, 7/3/23(m)		380,000	476,603
Novartis Securities Investment Ltd.
5.125%, 2/10/19		$94,000	103,842

Total Bermuda			580,445

Brazil (1.0%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/19	BRL	3,540,000	913,819
10.000%, 1/1/25		8,625,000	1,971,370
BRF S.A.
7.750%, 5/22/18§		1,700,000	391,003

Total Brazil			3,276,192

Canada (2.9%)
Agrium, Inc.
3.150%, 10/1/22		$19,000	18,798
Bank of Montreal
2.375%, 1/25/19		150,000	152,690
Bank of Nova Scotia
2.050%, 10/30/18		150,000	151,430
4.500%, 12/16/25		100,000	99,423
Canada Housing Trust No. 1
2.900%, 6/15/24§	CAD	2,400,000	2,024,094
Canadian Government Bond
1.625%, 2/27/19		$150,000	152,784
Canadian National Railway Co.
5.550%, 5/15/18		95,000	102,469
Canadian Natural Resources Ltd.
5.700%, 5/15/17		38,000	39,173
Enbridge, Inc.
3.500%, 6/10/24		50,000	45,393
Export Development Canada
1.750%, 8/19/19		150,000	152,791
Goldcorp, Inc.
2.125%, 3/15/18		94,000	92,580
3.625%, 6/9/21		100,000	100,423
Husky Energy, Inc.
4.000%, 4/15/24		50,000	47,166
Hydro-Quebec
8.400%, 1/15/22		75,000	98,085
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	210,892
Province of New Brunswick
2.750%, 6/15/18		38,000	39,140
Province of Ontario
2.000%, 9/27/18		250,000	253,696
3.200%, 5/16/24		2,500,000	2,676,906
Province of Quebec
2.625%, 2/13/23		94,000	96,592
2.875%, 10/16/24		2,000,000	2,078,390
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	83,239
Royal Bank of Canada
1.250%, 6/16/17		200,000	200,039
2.500%, 1/19/21		100,000	102,051
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	80,248
Toronto-Dominion Bank
1.950%, 1/22/19		100,000	100,860
2.250%, 11/5/19		100,000	101,246
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	116,925
4.875%, 1/15/26		80,000	84,212

Total Canada			9,501,735

Cayman Islands (0.3%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	252,139
Baidu, Inc.
2.750%, 6/9/19		200,000	202,397
Seagate HDD Cayman
4.750%, 6/1/23		25,000	20,500
4.750%, 1/1/25		50,000	39,000
UPCB Finance IV Ltd.
5.375%, 1/15/25§		300,000	303,750
Vale Overseas Ltd.
4.375%, 1/11/22		38,000	32,366
XLIT Ltd.
6.375%, 11/15/24		100,000	116,253

Total Cayman Islands			966,405

Colombia (0.2%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	72,435
4.125%, 1/16/25		100,000	85,250
Republic of Colombia
7.375%, 3/18/19		150,000	169,875
4.000%, 2/26/24		200,000	201,000

Total Colombia			528,560

Curacao (0.0%)
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		45,000	45,097

France (0.6%)
Autoroutes du Sud de la France S.A.
2.950%, 1/17/24(m)	EUR	300,000	395,212

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
BNP Paribas S.A.
2.400%, 12/12/18		$100,000	$101,590
5.000%, 1/15/21		131,000	146,255
BPCE S.A.
2.500%, 7/15/19		250,000	253,652
Casino Guichard Perrachon S.A.
3.248%, 3/7/24(m)	EUR	400,000	457,436
Sanofi S.A.
1.250%, 4/10/18		$75,000	75,333
4.000%, 3/29/21		94,000	103,291
Total Capital International S.A.
2.125%, 1/10/19		100,000	101,075
2.700%, 1/25/23		113,000	111,854
Total Capital S.A.
4.450%, 6/24/20		75,000	82,218

Total France			1,827,916

Germany (1.7%)
Deutsche Bank AG/London
6.000%, 9/1/17		150,000	158,063
1.875%, 2/13/18		150,000	148,997
2.500%, 2/13/19		100,000	101,048
HP Pelzer Holding GmbH
7.500%, 7/15/21(m)	EUR	150,000	179,561
KfW
1.000%, 1/26/18		$150,000	149,839
1.125%, 11/16/18		200,000	200,057
1.875%, 4/1/19		2,200,000	2,246,098
2.750%, 9/8/20		564,000	592,356
2.000%, 10/4/22		188,000	190,851
5.000%, 3/19/24	AUD	1,000,000	868,494
2.000%, 5/2/25		$250,000	249,101
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	256,137
Rapid Holding GmbH
6.625%, 11/15/20§	EUR	250,000	296,565

Total Germany			5,637,167

Ireland (0.4%)
GE Capital International Funding Co.
2.342%, 11/15/20§		$217,000	222,171
GE Capital UK Funding
5.125%, 5/24/23	GBP	200,000	340,319
Ryanair Ltd.
1.125%, 3/10/23(m)	EUR	660,000	757,608

Total Ireland			1,320,098

Italy (0.7%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		$200,000	204,708
Italy Buoni Poliennali Del Tesoro
1.450%, 9/15/22	EUR	1,675,000	2,000,900

Total Italy			2,205,608

Japan (0.2%)
Japan Bank for International Cooperation
2.500%, 5/28/25		$250,000	252,928
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	108,483
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	253,648
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26		90,000	92,759

Total Japan			707,818

Liechtenstein (0.1%)
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	447,047

Luxembourg (0.3%)
Actavis Funding SCS
2.450%, 6/15/19		250,000	252,640
3.800%, 3/15/25		150,000	155,490
Befesa Zinc S.A.U. via Zinc Capital S.A.
8.875%, 5/15/18(m)	EUR	225,000	248,372
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	100,898
Pentair Finance S.A.
2.650%, 12/1/19		94,000	92,137
Tyco Electronics Group S.A.
6.550%, 10/1/17		75,000	80,348

Total Luxembourg			929,885

Malaysia (1.0%)
Federation of Malaysia
3.955%, 9/15/25	MYR	10,750,000	2,787,172
4.498%, 4/15/30		2,275,000	597,162

Total Malaysia			3,384,334

Mexico (2.2%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$113,000	124,952
Petroleos Mexicanos
5.750%, 3/1/18		157,000	164,850
3.125%, 1/23/19		150,000	148,650
3.500%, 1/30/23		94,000	84,950
4.875%, 1/18/24		100,000	98,025
United Mexican States
4.750%, 6/14/18	MXN	109,100,000	6,344,299
5.125%, 1/15/20		$150,000	164,625
3.500%, 1/21/21		50,000	51,750
4.000%, 10/2/23		150,000	157,125

Total Mexico			7,339,226

Netherlands (0.9%)
ABN AMRO Bank N.V.
2.450%, 6/4/20§		320,000	321,862
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	263,935
Fiat Chrysler Automobiles N.V.
5.250%, 4/15/23		250,000	248,625
Gas Natural Fenosa Finance B.V.
2.875%, 3/11/24(m)	EUR	300,000	388,779
Grupo Antolin Dutch B.V.
5.125%, 6/30/22§		100,000	119,195
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	99,011
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	232,435
MDC-GMTN B.V.
5.500%, 4/20/21(m)		319,000	361,666
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20(m)	EUR	200,000	234,032
Schaeffler Finance B.V.
3.500%, 5/15/22(m)		250,000	294,415
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	203,475
3.400%, 8/12/23		50,000	51,759

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
3.250%, 5/11/25		$95,000	$95,726

Total Netherlands			2,914,915

New Zealand (2.0%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	8,390,000	6,642,917

Norway (2.2%)
Kingdom of Norway
(Zero Coupon), 6/15/16(m) NOK		26,660,000	3,218,744
(Zero Coupon), 9/21/16(m)		27,550,000	3,322,377
Lock A/S
7.000%, 8/15/21§	EUR	300,000	365,266
Statoil ASA
3.125%, 8/17/17		$38,000	38,936
5.250%, 4/15/19		94,000	103,273
3.700%, 3/1/24		100,000	104,132

Total Norway			7,152,728

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	88,435

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	221,605
10.625%, 3/16/25		100,000	163,500

Total Philippines			385,105

Poland (2.1%)
Republic of Poland
6.375%, 7/15/19		225,000	255,937
5.000%, 3/23/22		38,000	42,418
4.000%, 1/22/24		100,000	106,750
2.500%, 7/25/26	PLN	25,800,000	6,709,023

Total Poland			7,114,128

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,242,806

Singapore (1.8%)
Republic of Singapore
3.000%, 9/1/24	SGD	5,000,000	4,040,456
2.875%, 9/1/30		2,580,000	2,062,747

Total Singapore			6,103,203

South Africa (1.1%)
Republic of South Africa
8.000%, 12/21/18	ZAR	15,000,000	1,005,725
5.500%, 3/9/20		$200,000	212,200
7.750%, 2/28/23	ZAR	37,200,000	2,364,168

Total South Africa			3,582,093

South Korea (1.1%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	256,723
Republic of Korea
2.000%, 3/10/20	KRW	2,220,000,000	1,975,995
5.250%, 3/10/27		1,145,000,000	1,339,998

Total South Korea			3,572,716

Spain (2.3%)
Ence Energia y Celulosa S.A.
5.375%, 11/1/22§	EUR	115,000	137,663
5.375%, 11/1/22(m)		100,000	119,764
Spain Government Bond
1.400%, 1/31/20		2,845,000	3,378,505
1.950%, 4/30/26(m)		2,840,000	3,387,110
Telefonica Emisiones S.A.U.
5.597%, 3/12/20(m)	GBP	400,000	643,611
5.462%, 2/16/21		$94,000	106,729

Total Spain			7,773,382

Supranational (4.4%)
Asian Development Bank
0.750%, 7/28/17		200,000	199,580
1.750%, 9/11/18		100,000	101,669
1.875%, 2/18/22		2,200,000	2,224,628
2.125%, 3/19/25		100,000	100,968
European Bank for Reconstruction & Development
1.625%, 11/15/18		200,000	202,801
European Investment Bank
0.875%, 4/18/17		500,000	499,767
1.000%, 8/17/17		350,000	350,147
1.000%, 12/15/17		376,000	375,877
1.125%, 8/15/18		250,000	250,498
1.375%, 6/15/20		250,000	249,109
1.625%, 6/15/21		100,000	99,999
2.250%, 8/15/22		2,500,000	2,568,114
1.875%, 2/10/25		1,500,000	1,480,803
Inter-American Development Bank
3.875%, 2/14/20		94,000	102,892
2.125%, 1/15/25(m)		250,000	252,339
International Bank for Reconstruction & Development
1.000%, 10/5/18		250,000	249,408
2.250%, 6/24/21		200,000	206,778
1.625%, 2/10/22		3,800,000	3,787,536
2.125%, 2/13/23		131,000	133,312
2.500%, 7/29/25		250,000	259,601
International Finance Corp.
0.625%, 12/21/17		376,000	373,976
1.250%, 7/16/18		150,000	150,770
Nordic Investment Bank
0.750%, 1/17/18		376,000	374,847

Total Supranational			14,595,419

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	252,887
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	58,652

Total Sweden			311,539

Switzerland (0.2%)
Credit Suisse AG/New York
1.700%, 4/27/18		250,000	249,370
4.375%, 8/5/20		250,000	271,175
UBS AG/Connecticut
2.375%, 8/14/19		250,000	253,804

Total Switzerland			774,349

Thailand (1.1%)
Thailand Government Bond
3.850%, 12/12/25	THB	110,850,000	3,745,715

Turkey (0.2%)
Republic of Turkey
6.750%, 4/3/18		$338,000	363,773
3.250%, 3/23/23		200,000	188,500
7.375%, 2/5/25		100,000	119,750

Total Turkey			672,023

United Kingdom (7.2%)
AA Bond Co., Ltd.
4.249%, 7/31/20(m)	GBP	400,000	588,359
Abbey National Treasury Services plc/London
2.350%, 9/10/19		$150,000	150,581
2.375%, 3/16/20		700,000	697,323
Alliance Automotive Finance plc
6.250%, 12/1/21§	EUR	175,000	211,329

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
AstraZeneca plc
5.900%, 9/15/17		$75,000	$80,010
Barclays Bank plc
5.140%, 10/14/20		131,000	139,653
Barclays plc
2.750%, 11/8/19		250,000	249,524
BP Capital Markets plc
2.237%, 5/10/19		150,000	151,656
2.521%, 1/15/20		50,000	50,456
2.315%, 2/13/20		200,000	201,075
4.500%, 10/1/20		38,000	41,402
3.062%, 3/17/22		130,000	131,874
3.245%, 5/6/22		75,000	76,655
British Telecommunications plc
5.950%, 1/15/18		100,000	107,840
Delphi Automotive plc
1.500%, 3/10/25	EUR	500,000	537,258
Firstgroup plc
5.250%, 11/29/22(m)	GBP	400,000	628,964
GlaxoSmithKline Capital plc
1.500%, 5/8/17		$75,000	75,517
Heathrow Funding Ltd.
1.875%, 5/23/22(m)	EUR	200,000	240,966
7.125%, 2/14/24(m)	GBP	250,000	446,080
HSBC Holdings plc
5.100%, 4/5/21		$150,000	164,405
4.000%, 3/30/22		100,000	104,861
Ineos Finance plc
4.000%, 5/1/23§	EUR	375,000	414,487
Jaguar Land Rover Automotive plc
3.500%, 3/15/20§		$200,000	197,750
5.000%, 2/15/22(m)	GBP	150,000	217,549
Lincoln Finance Ltd.
6.875%, 4/15/21§	EUR	100,000	118,199
Lloyds Bank plc
2.300%, 11/27/18		$200,000	201,632
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	199,567
New Look Secured Issuer plc
6.500%, 7/1/22§	GBP	300,000	422,839
Pizzaexpress Financing 2 plc
6.625%, 8/1/21(m)		250,000	366,280
Rio Tinto Finance USA plc
3.500%, 3/22/22		$113,000	113,284
Sky plc
3.750%, 9/16/24§		700,000	722,405
Synlab Bondco plc
6.250%, 7/1/22§	EUR	150,000	180,124
TES Finance plc
6.750%, 7/15/20(m)	GBP	300,000	366,244
Tesco plc
6.125%, 2/24/22		255,000	392,833
United Kingdom Gilt
3.500%, 1/22/45(m)		2,125,000	3,831,671
2.750%, 9/7/24(m)		1,845,000	2,951,877
2.000%, 9/7/25(m)		4,000,000	6,041,636
4.750%, 12/7/30(m)		625,000	1,231,867
Vodafone Group plc
5.450%, 6/10/19		$113,000	124,515
2.950%, 2/19/23		94,000	93,072
Wagamama Finance plc
7.875%, 2/1/20§	GBP	100,000	151,898
Worldpay Finance plc
3.750%, 11/15/22§	EUR	350,000	411,017
WPP Finance 2010
3.750%, 9/19/24		$50,000	50,598

Total United Kingdom			23,877,132

United States (53.5%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	64,097
3.700%, 10/15/25		100,000	104,172
3M Co.
3.000%, 8/7/25		100,000	106,877
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	95,713
Abbott Laboratories
2.550%, 3/15/22		90,000	91,527
AbbVie, Inc.
2.000%, 11/6/18		131,000	132,359
2.900%, 11/6/22		131,000	132,491
3.600%, 5/14/25		150,000	155,525
Actavis, Inc.
3.250%, 10/1/22		75,000	76,974
Aetna, Inc.
2.200%, 3/15/19		250,000	252,894
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	57,715
Albemarle Corp.
1.875%, 12/8/21(m)	EUR	350,000	394,282
3.000%, 12/1/19		$150,000	148,314
Allstate Corp.
3.150%, 6/15/23		94,000	96,609
Altria Group, Inc.
9.250%, 8/6/19		42,000	51,832
2.950%, 5/2/23		94,000	97,266
4.000%, 1/31/24		100,000	110,820
Amazon.com, Inc.
2.600%, 12/5/19		100,000	104,096
3.300%, 12/5/21		100,000	106,293
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	99,518
American Express Co.
7.000%, 3/19/18		103,000	112,888
2.650%, 12/2/22		203,000	201,753
American Express Credit Corp.
1.125%, 6/5/17		200,000	199,751
American International Group, Inc.
4.875%, 6/1/22		150,000	164,538
American Tower Corp.
5.050%, 9/1/20		113,000	123,183
5.000%, 2/15/24		100,000	109,840
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	105,185
4.000%, 10/15/23		100,000	105,322
Amgen, Inc.
3.450%, 10/1/20		188,000	199,532
2.700%, 5/1/22		75,000	76,534
3.625%, 5/15/22		56,000	60,005
Amphenol Corp.
2.550%, 1/30/19		75,000	75,502
Anadarko Petroleum Corp.
5.550%, 3/15/26		100,000	100,710
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	41,689
Anheuser-Busch InBev Finance, Inc.
1.250%, 1/17/18		150,000	150,393
2.150%, 2/1/19		250,000	255,068
2.650%, 2/1/21		75,000	76,967
2.625%, 1/17/23		94,000	94,189
3.300%, 2/1/23		150,000	155,681
3.650%, 2/1/26		250,000	262,863
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	51,935

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Anthem, Inc.
2.300%, 7/15/18		$250,000	$251,595
2.250%, 8/15/19		100,000	99,340
Aon Corp.
5.000%, 9/30/20		113,000	125,216
Apple, Inc.
1.000%, 5/3/18		94,000	94,109
2.100%, 5/6/19		150,000	153,947
2.850%, 5/6/21		250,000	261,868
2.150%, 2/9/22		100,000	100,760
2.850%, 2/23/23		75,000	77,670
3.200%, 5/13/25		75,000	78,295
Applied Materials, Inc.
4.300%, 6/15/21		75,000	82,648
Arizona Public Service Co.
3.150%, 5/15/25		100,000	103,001
Arrow Electronics, Inc.
3.500%, 4/1/22		900,000	897,295
AT&T, Inc.
5.500%, 2/1/18		64,000	68,600
5.800%, 2/15/19		188,000	209,184
4.600%, 2/15/21		188,000	206,014
3.875%, 8/15/21		113,000	120,116
3.000%, 6/30/22		50,000	50,592
2.625%, 12/1/22		94,000	92,773
3.950%, 1/15/25		100,000	104,327
3.400%, 5/15/25		150,000	149,506
Atmos Energy Corp.
8.500%, 3/15/19		56,000	66,311
Autodesk, Inc.
1.950%, 12/15/17		28,000	27,820
AutoZone, Inc.
4.000%, 11/15/20		94,000	99,802
AvalonBay Communities, Inc.
3.625%, 10/1/20		100,000	104,658
Ball Corp.
4.375%, 12/15/23	EUR	250,000	303,734
Bank of America Corp.
5.700%, 5/2/17		$250,000	259,686
5.650%, 5/1/18		390,000	418,952
2.600%, 1/15/19		200,000	202,981
2.650%, 4/1/19		100,000	101,728
7.625%, 6/1/19		190,000	221,157
2.250%, 4/21/20		100,000	99,039
5.625%, 7/1/20		190,000	213,405
2.625%, 10/19/20		150,000	150,607
4.125%, 1/22/24		100,000	105,857
4.200%, 8/26/24		100,000	101,499
4.000%, 1/22/25		100,000	100,087
Bank of New York Mellon Corp.
2.600%, 8/17/20		120,000	122,457
4.150%, 2/1/21		113,000	122,403
3.000%, 2/24/25		65,000	65,742
BB&T Corp.
2.250%, 2/1/19		100,000	101,358
2.450%, 1/15/20		100,000	101,639
Bear Stearns Cos. LLC
4.650%, 7/2/18		75,000	79,512
Becton Dickinson and Co.
1.800%, 12/15/17		100,000	100,182
2.675%, 12/15/19		150,000	153,576
Berkshire Hathaway Energy Co.
5.750%, 4/1/18		56,000	60,274
2.000%, 11/15/18		130,000	131,147
2.400%, 2/1/20		150,000	152,515
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22		94,000	97,833
Berkshire Hathaway, Inc.
2.750%, 3/15/23		65,000	66,251
Biogen, Inc.
4.050%, 9/15/25		100,000	106,720
Boeing Capital Corp.
2.900%, 8/15/18		94,000	97,766
Boston Properties LP
5.625%, 11/15/20		100,000	112,965
Boston Scientific Corp.
2.650%, 10/1/18		100,000	101,706
3.850%, 5/15/25		50,000	51,750
Bristol-Myers Squibb Co.
1.750%, 3/1/19		100,000	101,988
2.000%, 8/1/22		94,000	94,091
Burlington Northern Santa Fe LLC
5.750%, 3/15/18		75,000	80,947
3.050%, 3/15/22		94,000	98,745
3.750%, 4/1/24		25,000	27,242
CA, Inc.
2.875%, 8/15/18		100,000	101,658
Capital One Bank USA N.A.
3.375%, 2/15/23		300,000	301,811
Cardinal Health, Inc.
3.200%, 6/15/22		75,000	77,467
Caterpillar Financial Services Corp.
7.150%, 2/15/19		60,000	68,953
2.100%, 6/9/19		250,000	255,071
Caterpillar, Inc.
2.600%, 6/26/22		56,000	56,738
CBS Corp.
5.750%, 4/15/20		94,000	106,157
CCO Safari II LLC
4.908%, 7/23/25§		170,000	178,789
Celgene Corp.
3.950%, 10/15/20		19,000	20,298
3.875%, 8/15/25		150,000	157,515
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		65,000	68,321
CF Industries, Inc.
7.125%, 5/1/20		56,000	63,622
Charles Schwab Corp.
3.225%, 9/1/22		188,000	195,782
Chevron Corp.
2.193%, 11/15/19		285,000	290,216
3.191%, 6/24/23		75,000	76,752
Chubb Corp.
6.375%, 4/15/37(l)		38,000	33,060
Chubb INA Holdings, Inc.
3.350%, 5/15/24		100,000	104,165
Cigna Corp.
4.500%, 3/15/21		94,000	102,333
Cisco Systems, Inc.
4.450%, 1/15/20		188,000	208,543
2.200%, 2/28/21		250,000	254,870
Citigroup, Inc.
1.750%, 5/1/18		94,000	93,719
2.650%, 10/26/20		250,000	252,033
3.875%, 10/25/23		100,000	104,637
3.750%, 6/16/24		150,000	155,462
3.300%, 4/27/25		65,000	64,857
4.400%, 6/10/25		100,000	101,084
Clorox Co.
3.500%, 12/15/24		100,000	102,279

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
CNA Financial Corp.
5.875%, 8/15/20	$56,000	$62,508
Coca-Cola Co.
3.150%, 11/15/20	169,000	180,776
3.200%, 11/1/23	100,000	107,367
Colgate-Palmolive Co.
1.500%, 11/1/18	100,000	101,273
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	53,719
Comcast Corp.
5.150%, 3/1/20	94,000	105,637
3.375%, 8/15/25	100,000	106,529
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	160,365
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	95,000	104,930
ConAgra Foods, Inc.
3.200%, 1/25/23	54,000	54,247
Connecticut Light & Power Co.
2.500%, 1/15/23	94,000	93,753
ConocoPhillips Co.
2.875%, 11/15/21	80,000	78,651
2.400%, 12/15/22	94,000	88,273
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	131,000	141,654
Consumers Energy Co.
6.700%, 9/15/19	94,000	109,131
Corning, Inc.
4.250%, 8/15/20	56,000	59,423
Costco Wholesale Corp.
2.250%, 2/15/22	55,000	55,840
Crown Castle International Corp.
4.450%, 2/15/26	100,000	103,780
CSX Corp.
7.375%, 2/1/19	98,000	112,923
3.350%, 11/1/25	100,000	103,055
CVS Health Corp.
5.750%, 6/1/17	51,000	53,704
2.250%, 12/5/18	250,000	256,045
3.875%, 7/20/25	150,000	161,712
Danaher Corp.
3.900%, 6/23/21	38,000	41,677
DDR Corp.
3.625%, 2/1/25	100,000	98,922
Deere & Co.
4.375%, 10/16/19	131,000	143,237
2.600%, 6/8/22	38,000	38,606
Delphi Corp.
4.150%, 3/15/24	100,000	103,214
Devon Energy Corp.
4.000%, 7/15/21	113,000	100,527
Discover Financial Services
3.950%, 11/6/24	100,000	98,890
Discovery Communications LLC
5.050%, 6/1/20	38,000	40,692
4.375%, 6/15/21	38,000	39,662
Dollar General Corp.
1.875%, 4/15/18	56,000	56,297
Dominion Gas Holdings LLC
3.600%, 12/15/24	50,000	51,363
Dominion Resources, Inc.
2.500%, 12/1/19	300,000	303,607
Dow Chemical Co.
8.550%, 5/15/19	113,000	134,151
4.250%, 11/15/20	59,000	63,949
DTE Energy Co.
2.400%, 12/1/19	150,000	150,981
Duke Energy Corp.
3.950%, 10/15/23	100,000	106,433
Duke Energy Indiana LLC
3.750%, 7/15/20	38,000	40,922
Eastman Chemical Co.
3.600%, 8/15/22	75,000	77,652
Eaton Corp.
2.750%, 11/2/22	94,000	94,120
eBay, Inc.
3.250%, 10/15/20	38,000	39,041
Ecolab, Inc.
4.350%, 12/8/21	94,000	103,191
Edison International
3.750%, 9/15/17	19,000	19,628
EMC Corp.
1.875%, 6/1/18	150,000	146,636
Emerson Electric Co.
2.625%, 2/15/23	94,000	94,036
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	144,788
4.050%, 3/15/25	100,000	88,298
Entergy Corp.
5.125%, 9/15/20	113,000	124,249
Enterprise Products Operating LLC
2.550%, 10/15/19	150,000	150,318
3.350%, 3/15/23	94,000	93,268
3.900%, 2/15/24	50,000	50,621
EOG Resources, Inc.
5.625%, 6/1/19	28,000	30,502
4.100%, 2/1/21	75,000	79,142
EQT Corp.
4.875%, 11/15/21	94,000	89,899
Essex Portfolio LP
3.875%, 5/1/24	100,000	103,256
Expedia, Inc.
5.950%, 8/15/20	56,000	62,335
Express Scripts Holding Co.
2.250%, 6/15/19	150,000	150,623
3.900%, 2/15/22	94,000	97,588
Exxon Mobil Corp.
1.305%, 3/6/18	100,000	100,511
2.397%, 3/6/22	100,000	101,306
3.176%, 3/15/24	100,000	104,107
Federal Home Loan Bank
5.250%, 6/5/17	1,015,000	1,067,038
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	275,000	293,944
0.875%, 3/7/18	500,000	500,527
1.200%, 10/29/18	800,000	802,260
2.375%, 1/13/22	1,614,000	1,694,558
Federal National Mortgage Association
5.375%, 6/12/17	488,000	514,621
0.875%, 5/21/18	188,000	188,270
1.875%, 9/18/18	250,000	255,974
1.625%, 11/27/18	350,000	356,512
1.750%, 6/20/19	800,000	819,358
2.625%, 9/6/24	200,000	210,867
FedEx Corp.
2.300%, 2/1/20	60,000	60,739
2.625%, 8/1/22	19,000	19,161
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	74,241
5.000%, 10/15/25	100,000	107,813

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Fifth Third Bancorp
2.300%, 3/1/19		$75,000	$75,585
2.875%, 7/27/20		150,000	152,258
Financing Corp.
9.800%, 4/6/18		150,000	176,631
Fiserv, Inc.
4.750%, 6/15/21		56,000	60,511
Florida Power & Light Co.
3.250%, 6/1/24		100,000	105,235
Flowserve Corp.
4.000%, 11/15/23		50,000	50,841
Ford Motor Credit Co. LLC
3.000%, 6/12/17		200,000	202,589
1.724%, 12/6/17		250,000	248,613
2.875%, 10/1/18		200,000	202,854
4.389%, 1/8/26		200,000	211,697
Gap, Inc.
5.950%, 4/12/21		56,000	60,972
GATX Corp.
2.375%, 7/30/18		94,000	94,065
General Dynamics Corp.
3.875%, 7/15/21		38,000	41,136
2.250%, 11/15/22		56,000	56,741
General Electric Co.
5.625%, 9/15/17		38,000	40,576
5.250%, 12/6/17		75,000	80,386
6.000%, 8/7/19		150,000	172,776
5.300%, 2/11/21		76,000	88,219
2.700%, 10/9/22		75,000	77,989
3.100%, 1/9/23		75,000	79,485
General Mills, Inc.
5.650%, 2/15/19		94,000	104,428
2.200%, 10/21/19		100,000	101,693
General Motors Financial Co., Inc.
4.000%, 1/15/25		100,000	96,600
4.300%, 7/13/25		100,000	97,980
5.250%, 3/1/26		50,000	52,065
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	125,803
3.250%, 9/1/22		30,000	31,608
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		94,000	102,981
2.800%, 3/18/23		94,000	97,185
Goldman Sachs Group, Inc.
6.150%, 4/1/18		282,000	304,750
2.625%, 1/31/19		275,000	280,070
2.550%, 10/23/19		100,000	101,359
6.000%, 6/15/20		188,000	214,501
2.750%, 9/15/20		30,000	30,452
3.625%, 1/22/23		56,000	57,758
3.850%, 7/8/24		150,000	155,312
4.250%, 10/21/25		75,000	75,714
3.750%, 2/25/26		30,000	30,733
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	41,069
Halliburton Co.
3.800%, 11/15/25		150,000	149,353
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		56,000	61,923
HCP, Inc.
2.625%, 2/1/20		94,000	92,275
3.400%, 2/1/25		100,000	91,905
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§		200,000	205,793
Historic TW, Inc.
6.875%, 6/15/18		38,000	42,216
Home Depot, Inc.
2.000%, 6/15/19		250,000	256,254
2.625%, 6/1/22		75,000	77,694
Honeywell International, Inc.
5.300%, 3/1/18		64,000	69,056
1.300%, 2/22/23	EUR	125,000	145,025
Hospitality Properties Trust
4.500%, 3/15/25		$100,000	96,193
HSBC Finance Corp.
6.676%, 1/15/21		83,000	95,234
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,619
2.250%, 6/23/19		300,000	300,460
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	107,220
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		75,000	83,001
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	38,788
Intel Corp.
3.300%, 10/1/21		94,000	100,792
2.700%, 12/15/22		75,000	77,332
Intercontinental Exchange, Inc.
2.750%, 12/1/20		125,000	127,629
International Business Machines Corp.
1.950%, 2/12/19		150,000	152,405
3.625%, 2/12/24		150,000	159,613
International Paper Co.
4.750%, 2/15/22		47,000	51,714
3.650%, 6/15/24		100,000	100,919
J.M. Smucker Co.
3.000%, 3/15/22		135,000	138,592
Jefferies Group LLC
5.125%, 4/13/18		75,000	77,498
John Deere Capital Corp.
1.125%, 6/12/17		250,000	250,154
Johnson & Johnson
2.450%, 12/5/21		100,000	103,658
2.050%, 3/1/23		25,000	25,127
3.375%, 12/5/23		50,000	55,137
JPMorgan Chase & Co.
1.625%, 5/15/18		94,000	94,172
2.250%, 1/23/20		100,000	100,686
4.250%, 10/15/20		376,000	407,881
3.250%, 9/23/22		301,000	313,090
3.200%, 1/25/23		131,000	134,315
3.625%, 5/13/24		100,000	104,443
3.875%, 9/10/24		150,000	153,433
3.125%, 1/23/25		100,000	100,296
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		250,000	264,896
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	40,168
Kellogg Co.
4.000%, 12/15/20		94,000	101,185
KeyCorp
2.900%, 9/15/20		75,000	76,030
5.100%, 3/24/21		75,000	82,999
Kimberly-Clark Corp.
1.900%, 5/22/19		150,000	153,528
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	163,233
6.500%, 4/1/20		75,000	79,715
Kinder Morgan, Inc.
3.050%, 12/1/19		250,000	244,880

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
KLA-Tencor Corp.
4.125%, 11/1/21		$90,000	$94,074
Kohl’s Corp.
4.750%, 12/15/23		50,000	52,000
Kraft Heinz Foods Co.
5.375%, 2/10/20		98,000	109,459
3.500%, 7/15/22§		100,000	104,887
Kroger Co.
6.150%, 1/15/20		94,000	108,305
L-3 Communications Corp.
4.950%, 2/15/21		56,000	58,349
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	100,884
3.200%, 2/1/22		50,000	49,892
Lam Research Corp.
3.800%, 3/15/25		30,000	28,917
Leucadia National Corp.
5.500%, 10/18/23		50,000	46,875
LG&E & KU Energy LLC
3.750%, 11/15/20		75,000	79,368
Liberty Property LP
4.125%, 6/15/22		56,000	57,914
Life Technologies Corp.
5.000%, 1/15/21		75,000	82,184
Lincoln National Corp.
4.850%, 6/24/21		56,000	60,911
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	122,981
3.550%, 1/15/26		100,000	105,857
Lowe’s Cos., Inc.
3.375%, 9/15/25		100,000	107,022
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24		100,000	97,143
Marathon Oil Corp.
2.800%, 11/1/22		75,000	60,375
Marathon Petroleum Corp.
5.125%, 3/1/21		94,000	97,687
Marriott International, Inc.
3.125%, 10/15/21		100,000	101,580
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24		100,000	100,725
McDonald’s Corp.
5.350%, 3/1/18		75,000	80,626
3.250%, 6/10/24		150,000	154,696
McGraw Hill Financial, Inc.
3.300%, 8/14/20		35,000	36,205
McKesson Corp.
2.284%, 3/15/19		150,000	151,545
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	41,764
4.125%, 9/15/20		75,000	79,481
Medtronic, Inc.
2.500%, 3/15/20		150,000	155,036
4.450%, 3/15/20		94,000	104,142
3.150%, 3/15/22		55,000	58,032
2.750%, 4/1/23		56,000	57,460
3.500%, 3/15/25		100,000	106,480
Merck & Co., Inc.
1.300%, 5/18/18		94,000	94,627
1.850%, 2/10/20		150,000	152,514
2.350%, 2/10/22		30,000	30,608
MetLife, Inc.
6.817%, 8/15/18		68,000	76,067
4.750%, 2/8/21		100,000	111,071
Microsoft Corp.
1.000%, 5/1/18		113,000	113,386
1.625%, 12/6/18		150,000	152,503
3.000%, 10/1/20		56,000	59,775
2.375%, 2/12/22		60,000	61,670
2.650%, 11/3/22		75,000	77,767
2.125%, 11/15/22		100,000	100,364
Mondelez International, Inc.
2.250%, 2/1/19		100,000	101,913
Monsanto Co.
1.150%, 6/30/17		150,000	149,561
2.750%, 7/15/21		35,000	35,658
Moody’s Corp.
4.500%, 9/1/22		19,000	20,742
Morgan Stanley
2.500%, 1/24/19		150,000	152,355
7.300%, 5/13/19		282,000	324,366
2.375%, 7/23/19		150,000	151,349
5.500%, 1/26/20		150,000	167,339
2.800%, 6/16/20		95,000	96,682
5.750%, 1/25/21		188,000	214,583
3.750%, 2/25/23		56,000	58,313
4.100%, 5/22/23		100,000	103,026
1.750%, 1/30/25	EUR	350,000	397,668
4.000%, 7/23/25		$100,000	104,664
Mosaic Co.
4.250%, 11/15/23		100,000	103,980
Motorola Solutions, Inc.
3.750%, 5/15/22		56,000	54,518
MPLX LP
4.875%, 6/1/25§		50,000	45,507
MUFG Americas Holdings Corp.
3.000%, 2/10/25		150,000	146,682
Nabors Industries, Inc.
4.625%, 9/15/21		94,000	79,430
Nasdaq, Inc.
5.550%, 1/15/20		75,000	82,653
National Oilwell Varco, Inc.
2.600%, 12/1/22		113,000	94,534
National Retail Properties, Inc.
3.900%, 6/15/24		100,000	101,544
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17		75,000	78,287
2.150%, 2/1/19		200,000	203,071
NBCUniversal Media LLC
4.375%, 4/1/21		150,000	167,795
NetApp, Inc.
2.000%, 12/15/17		38,000	37,906
3.375%, 6/15/21		100,000	100,233
Newell Rubbermaid, Inc.
3.850%, 4/1/23		55,000	57,003
Newmont Mining Corp.
3.500%, 3/15/22		94,000	93,005
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19		150,000	151,487
NiSource Finance Corp.
6.125%, 3/1/22		100,000	116,997
Noble Energy, Inc.
4.150%, 12/15/21		94,000	93,816
Norfolk Southern Corp.
5.900%, 6/15/19		103,000	114,979
Northrop Grumman Corp.
3.500%, 3/15/21		19,000	20,092
Novartis Capital Corp.
3.000%, 11/20/25		150,000	156,300
Occidental Petroleum Corp.
2.700%, 2/15/23		94,000	92,745

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Omnicom Group, Inc.
4.450%, 8/15/20		$38,000	$41,336
3.625%, 5/1/22		19,000	19,905
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19		150,000	151,043
ONEOK Partners LP
8.625%, 3/1/19		94,000	102,216
Oracle Corp.
5.750%, 4/15/18		188,000	205,514
2.250%, 10/8/19		250,000	257,393
2.500%, 5/15/22		100,000	101,874
2.500%, 10/15/22		75,000	75,994
Pacific Gas & Electric Co.
8.250%, 10/15/18		38,000	44,055
3.500%, 10/1/20		56,000	59,299
2.950%, 3/1/26		100,000	101,146
Parker-Hannifin Corp.
3.300%, 11/21/24		100,000	104,881
PepsiCo, Inc.
5.000%, 6/1/18		94,000	101,934
7.900%, 11/1/18		19,000	22,107
1.850%, 4/30/20		100,000	100,948
2.750%, 3/1/23		200,000	207,241
Pfizer, Inc.
4.650%, 3/1/18		38,000	40,610
6.200%, 3/15/19		94,000	106,782
2.100%, 5/15/19		100,000	102,579
Philip Morris International, Inc.
5.650%, 5/16/18		75,000	82,002
3.600%, 11/15/23		50,000	54,609
Phillips 66
2.950%, 5/1/17		56,000	57,008
Pitney Bowes, Inc.
4.750%, 5/15/18		38,000	39,519
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		79,000	82,114
3.850%, 10/15/23		100,000	88,320
PNC Bank N.A.
2.950%, 2/23/25		250,000	249,338
PPL Capital Funding, Inc.
4.200%, 6/15/22		47,000	50,777
Precision Castparts Corp.
2.500%, 1/15/23		38,000	38,041
Priceline Group, Inc.
2.375%, 9/23/24	EUR	600,000	701,004
Procter & Gamble Co.
4.700%, 2/15/19		$131,000	144,072
Progress Energy, Inc.
4.400%, 1/15/21		94,000	101,073
Progressive Corp.
3.750%, 8/23/21		56,000	59,942
Prologis LP
3.350%, 2/1/21		150,000	155,927
Prudential Financial, Inc.
2.350%, 8/15/19		150,000	150,642
5.875%, 9/15/42(l)		100,000	103,875
Public Service Electric & Gas Co.
2.000%, 8/15/19		150,000	151,679
3.050%, 11/15/24		100,000	103,598
Puget Energy, Inc.
3.650%, 5/15/25		50,000	50,576
QUALCOMM, Inc.
3.450%, 5/20/25		100,000	103,279
QVC, Inc.
3.125%, 4/1/19		250,000	250,460
Raytheon Co.
3.125%, 10/15/20		94,000	100,289
Realty Income Corp.
3.250%, 10/15/22		56,000	55,775
Reinsurance Group of America, Inc.
4.700%, 9/15/23		50,000	52,490
Republic Services, Inc.
5.250%, 11/15/21		94,000	106,868
Reynolds American, Inc.
6.875%, 5/1/20		38,000	44,595
4.850%, 9/15/23		150,000	170,323
Roper Technologies, Inc.
3.125%, 11/15/22		75,000	74,612
Ryder System, Inc.
3.500%, 6/1/17		75,000	76,617
2.500%, 5/11/20		45,000	44,222
San Diego Gas & Electric Co.
3.600%, 9/1/23		100,000	107,389
Santander Holdings USA, Inc.
2.650%, 4/17/20		120,000	118,591
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		100,000	98,824
Sempra Energy
2.400%, 3/15/20		200,000	200,601
Senior Housing Properties Trust
3.250%, 5/1/19		100,000	99,599
Simon Property Group LP
2.200%, 2/1/19		100,000	101,495
5.650%, 2/1/20		188,000	212,229
Southern California Edison Co.
3.875%, 6/1/21		19,000	20,627
Southern Co.
2.150%, 9/1/19		100,000	100,250
2.750%, 6/15/20		100,000	101,371
Southwestern Electric Power Co.
6.450%, 1/15/19		56,000	62,116
Stanley Black & Decker, Inc.
2.900%, 11/1/22		56,000	56,541
Starbucks Corp.
3.850%, 10/1/23		50,000	54,595
State of California,
5.700%, 11/1/21		100,000	119,090
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19		90,000	97,700
State Street Corp.
3.300%, 12/16/24		65,000	67,398
Synchrony Financial
2.700%, 2/3/20		25,000	24,723
3.750%, 8/15/21		50,000	51,337
4.500%, 7/23/25		100,000	102,654
Sysco Corp.
2.600%, 10/1/20		30,000	30,589
3.750%, 10/1/25		100,000	105,521
Target Corp.
6.000%, 1/15/18		100,000	108,841
2.300%, 6/26/19		250,000	257,090
TD Ameritrade Holding Corp.
2.950%, 4/1/22		100,000	102,032
Tennessee Valley Authority
5.500%, 7/18/17		676,000	716,870
6.250%, 12/15/17		38,000	41,454
4.500%, 4/1/18		94,000	100,604
Texas Instruments, Inc.
1.750%, 5/1/20		100,000	100,506
Textron, Inc.
4.300%, 3/1/24		100,000	104,663

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21		$160,000	$165,723
2.150%, 7/21/22	EUR	300,000	360,234
Time Warner Cable, Inc.
8.250%, 4/1/19		$200,000	232,516
Time Warner, Inc.
3.550%, 6/1/24		150,000	154,641
Toyota Motor Credit Corp.
2.150%, 3/12/20		135,000	137,143
3.300%, 1/12/22		94,000	100,481
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26§		25,000	28,535
Travelers Cos., Inc.
5.750%, 12/15/17		113,000	121,136
Tyson Foods, Inc.
4.500%, 6/15/22		75,000	82,398
U.S. Bancorp
2.200%, 4/25/19		150,000	152,745
3.600%, 9/11/24		150,000	156,236
U.S. Treasury Bonds
8.500%, 2/15/20		113,000	144,996
8.125%, 5/15/21		500,000	668,916
7.125%, 2/15/23		188,000	257,033
7.500%, 11/15/24		500,000	733,628
U.S. Treasury Notes
0.625%, 5/31/17		1,014,000	1,013,396
0.875%, 6/15/17		1,500,000	1,503,706
0.625%, 6/30/17		1,000,000	999,385
0.750%, 6/30/17		1,000,000	1,000,884
2.500%, 6/30/17		1,987,000	2,031,707
0.625%, 7/31/17		1,000,000	999,141
4.750%, 8/15/17		776,000	818,638
0.625%, 8/31/17		2,691,000	2,687,689
1.875%, 8/31/17		1,623,000	1,649,572
1.875%, 9/30/17		841,000	855,438
0.750%, 10/31/17		1,127,000	1,127,363
1.875%, 10/31/17		1,089,000	1,108,488
4.250%, 11/15/17		1,063,000	1,122,872
1.000%, 12/15/17		2,241,000	2,251,012
0.750%, 12/31/17		693,000	693,223
2.750%, 12/31/17		500,000	517,334
0.875%, 1/15/18		3,000,000	3,007,427
0.750%, 2/28/18		2,253,000	2,253,550
2.750%, 2/28/18		939,000	974,859
1.000%, 3/15/18		500,000	502,446
0.875%, 3/31/18		3,000,000	3,008,439
2.875%, 3/31/18		1,000,000	1,041,719
0.625%, 4/30/18		318,000	317,075
2.625%, 4/30/18		939,000	975,386
1.000%, 5/15/18		800,000	803,773
1.375%, 6/30/18		376,000	380,983
1.375%, 7/31/18		880,000	891,765
1.000%, 8/15/18		700,000	703,281
1.500%, 8/31/18		51,000	51,861
0.875%, 10/15/18		700,000	701,114
1.250%, 10/31/18		550,000	555,983
1.250%, 11/30/18		1,700,000	1,719,009
1.375%, 11/30/18		900,000	913,043
1.250%, 12/15/18		1,800,000	1,820,391
1.375%, 2/28/19		1,938,000	1,966,199
1.500%, 2/28/19		600,000	610,805
1.625%, 3/31/19		400,000	408,629
3.125%, 5/15/19		500,000	534,404
1.500%, 5/31/19		500,000	508,911
1.625%, 6/30/19		2,000,000	2,044,531
1.625%, 7/31/19		600,000	613,125
3.625%, 8/15/19		843,000	917,355
1.625%, 8/31/19		1,000,000	1,021,719
1.500%, 10/31/19		1,600,000	1,627,516
3.375%, 11/15/19		1,069,000	1,158,852
1.500%, 11/30/19		1,400,000	1,423,516
1.625%, 12/31/19		500,000	510,586
3.625%, 2/15/20		1,011,000	1,109,711
1.250%, 2/29/20		500,000	503,257
1.375%, 2/29/20		1,000,000	1,011,015
1.375%, 3/31/20		500,000	505,430
3.500%, 5/15/20		1,251,000	1,370,309
1.375%, 5/31/20		289,000	291,887
1.625%, 6/30/20		900,000	917,833
2.625%, 8/15/20		376,000	399,500
1.375%, 8/31/20		900,000	908,525
1.375%, 9/30/20		1,500,000	1,512,539
2.000%, 9/30/20		550,000	570,067
1.375%, 10/31/20		200,000	201,607
1.750%, 10/31/20		1,000,000	1,024,590
2.625%, 11/15/20		1,274,000	1,354,844
1.625%, 11/30/20		1,800,000	1,836,035
2.000%, 11/30/20		300,000	310,767
1.750%, 12/31/20		1,700,000	1,741,720
2.375%, 12/31/20		350,000	368,638
1.125%, 2/28/21		1,000,000	995,996
2.000%, 2/28/21		400,000	414,473
3.125%, 5/15/21		1,446,000	1,578,738
2.125%, 6/30/21		3,700,000	3,855,877
2.250%, 7/31/21		600,000	629,209
2.125%, 8/15/21		188,000	195,792
2.125%, 9/30/21		500,000	520,439
2.000%, 11/15/21		1,722,000	1,780,673
1.875%, 11/30/21		1,700,000	1,746,053
1.500%, 1/31/22		200,000	200,988
2.000%, 2/15/22		688,000	711,502
1.750%, 3/31/22		1,400,000	1,424,938
1.750%, 4/30/22		700,000	712,086
1.750%, 5/15/22		564,000	573,518
2.125%, 6/30/22		900,000	934,945
2.000%, 7/31/22		400,000	412,496
1.625%, 8/15/22		1,003,000	1,012,628
1.750%, 9/30/22		550,000	558,379
1.875%, 10/31/22		700,000	716,017
1.625%, 11/15/22		376,000	378,754
2.000%, 11/30/22		500,000	515,156
2.125%, 12/31/22		350,000	363,518
1.750%, 1/31/23		900,000	912,401
1.750%, 5/15/23		500,000	506,836
2.500%, 8/15/23		750,000	799,226
2.750%, 11/15/23		1,350,000	1,462,219
2.750%, 2/15/24		2,550,000	2,761,172
2.500%, 5/15/24		1,800,000	1,914,047
2.375%, 8/15/24		1,600,000	1,685,000
2.250%, 11/15/24		1,760,000	1,834,937
2.000%, 2/15/25		2,139,000	2,184,663
2.000%, 8/15/25		1,250,000	1,273,926
2.250%, 11/15/25		2,000,000	2,081,465
1.625%, 2/15/26		900,000	887,063
Union Pacific Corp.
5.700%, 8/15/18		94,000	103,188
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	80,081
United Technologies Corp.
3.100%, 6/1/22		56,000	59,124
UnitedHealth Group, Inc.
6.000%, 2/15/18		56,000	60,800

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
2.300%, 12/15/19		$150,000	$153,414
2.875%, 12/15/21		45,000	46,688
3.750%, 7/15/25		100,000	107,560
Valero Energy Corp.
6.125%, 2/1/20		56,000	62,200
Ventas Realty LP
3.750%, 5/1/24		150,000	150,726
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22		38,000	40,324
Verizon Communications, Inc.
1.350%, 6/9/17		300,000	300,681
2.625%, 2/21/20		100,000	102,818
4.500%, 9/15/20		100,000	110,383
5.150%, 9/15/23		400,000	460,632
3.500%, 11/1/24		230,000	240,536
3.250%, 2/17/26	EUR	600,000	803,141
Viacom, Inc.
3.500%, 4/1/17		$94,000	95,252
2.750%, 12/15/19		145,000	145,353
3.875%, 12/15/21		75,000	76,672
Visa, Inc.
2.200%, 12/14/20		200,000	205,011
2.800%, 12/14/22		75,000	78,219
Voya Financial, Inc.
5.500%, 7/15/22		100,000	111,660
Wachovia Corp.
5.750%, 6/15/17		188,000	197,797
Walgreen Co.
3.100%, 9/15/22		19,000	19,157
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	102,947
3.600%, 11/20/25	GBP	250,000	357,122
Wal-Mart Stores, Inc.
1.950%, 12/15/18		$250,000	255,893
3.625%, 7/8/20		113,000	123,237
3.250%, 10/25/20		113,000	121,590
Walt Disney Co.
2.300%, 2/12/21		80,000	82,404
3.750%, 6/1/21		19,000	20,852
3.000%, 2/13/26		100,000	105,010
Wells Fargo & Co.
1.150%, 6/2/17		250,000	250,034
1.500%, 1/16/18		94,000	94,391
2.150%, 1/15/19		150,000	152,449
2.600%, 7/22/20		70,000	71,613
3.500%, 3/8/22		56,000	59,691
3.450%, 2/13/23		94,000	96,621
3.300%, 9/9/24		100,000	102,922
3.550%, 9/29/25		100,000	104,398
Welltower, Inc.
4.700%, 9/15/17		188,000	195,366
Williams Partners LP
4.125%, 11/15/20		150,000	135,963
4.000%, 9/15/25		100,000	80,276
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	78,107
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	57,989
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	103,893
Xerox Corp.
6.350%, 5/15/18		38,000	40,542
2.750%, 9/1/20		60,000	56,090
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	101,414
3.150%, 4/1/22		100,000	101,291
Zoetis, Inc.
3.250%, 2/1/23		85,000	83,675

Total United States			176,915,110

Total Long Term Debt Securities (97.9%) (Cost $320,254,232)			323,702,344

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares		1,145,743	1,145,743

Total Short-Term Investment (0.3%) (Cost $1,145,743)			1,145,743

Total Investments (98.2%) (Cost $321,399,975)			324,848,087
Other Assets Less Liabilities (1.8%)			5,979,291

Net Assets (100%)			$330,827,378

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $7,745,813 or 2.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $52,439,831 or 15.9% of net assets.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RON — Romanian Leu

SGD — Singapore Dollar

THB — Thailand Baht

ZAR — South African Rand

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$9,042,970	2.7%
Consumer Staples	7,290,096	2.2
Energy	5,867,679	1.8
Financials	33,332,874	10.1
Government Security	232,713,905	70.3
Health Care	7,467,788	2.3
Industrials	8,261,628	2.5
Information Technology	6,722,008	2.0
Investment Company	1,145,743	0.3
Materials	3,844,592	1.2
Telecommunication Services	4,607,011	1.4
Utilities	4,551,793	1.4
Cash and Other	5,979,291	1.8

		100.0%

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Poland Zloty vs. European Union Euro, expiring 4/28/16#	JPMorgan Chase Bank	24,600	5,753	$6,590,388	$6,551,347	$39,041
Canadian Dollar vs. Japanese Yen, expiring 5/2/16#	JPMorgan Chase Bank	7,800	649,845	6,006,017	5,779,065	226,952
Japanese Yen vs. European Union Euro, expiring 4/22/16#	JPMorgan Chase Bank	1,038,000	8,137	9,228,307	9,264,223	(35,916)
Japanese Yen vs. European Union Euro, expiring 4/22/16#	JPMorgan Chase Bank	420,000	3,288	3,733,997	3,743,288	(9,291)

						$220,786

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at March 31, 2016 of the currency being purchased, and the U.S. $ Settlement Value is the value at March 31, 2016 of the currency being sold.

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 6/16/16	JPMorgan Chase Bank	42,200	$48,130,378	$47,122,081	$1,008,297
Japanese Yen vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	3,300,000	29,354,520	28,704,513	650,007
Japanese Yen vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	675,000	6,004,333	5,877,809	126,524
Japanese Yen vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	447,500	3,980,650	3,966,495	14,155
Korean Won vs. U.S. Dollar, expiring 4/22/16	State Street Bank & Trust	3,000,000	2,622,057	2,626,786	(4,729)
Singapore Dollar vs. U.S. Dollar, expiring 4/15/16	JPMorgan Chase Bank	300	222,569	209,463	13,106

					$1,807,360

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/17/16	JPMorgan Chase Bank	16,925	$12,571,078	$12,928,595	$(357,517)
British Pound vs. U.S. Dollar, expiring 6/13/16	JPMorgan Chase Bank	9,700	13,809,386	13,934,761	(125,375)
British Pound vs. U.S. Dollar, expiring 6/13/16	JPMorgan Chase Bank	886	1,285,000	1,273,214	11,786
Canadian Dollar vs. U.S. Dollar, expiring 5/2/16	JPMorgan Chase Bank	2,600	1,931,010	2,002,006	(70,996)
European Union Euro vs. U.S. Dollar, expiring 6/16/16	JPMorgan Chase Bank	2,350	2,665,903	2,680,246	(14,343)
Japanese Yen vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	145,000	1,284,077	1,289,820	(5,743)
Japanese Yen vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	300,000	2,676,798	2,668,593	8,205
Korean Won vs. U.S. Dollar, expiring 4/22/16	State Street Bank & Trust	3,785,000	3,118,178	3,308,162	(189,984)
Malaysian Ringgit vs. U.S. Dollar, expiring 6/17/16	State Street Bank & Trust	13,100	3,152,525	3,337,516	(184,991)
New Zealand Dollar vs. U.S. Dollar, expiring 6/14/16	JPMorgan Chase Bank	9,650	6,395,248	6,644,814	(249,566)
Poland Zloty vs. U.S. Dollar, expiring 4/28/16	JPMorgan Chase Bank	24,600	5,921,418	6,590,388	(668,970)
Singapore Dollar vs. U.S. Dollar, expiring 4/15/16	JPMorgan Chase Bank	8,350	5,805,021	6,194,817	(389,796)
Thailand Baht vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	32,850	925,743	932,925	(7,182)
Thailand Baht vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	28,700	803,845	815,067	(11,222)

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Thailand Baht vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	39,500	$1,101,666	$1,121,782	$(20,116)
Thailand Baht vs. U.S. Dollar, expiring 5/12/16	JPMorgan Chase Bank	28,300	791,139	803,707	(12,568)

					$(2,288,378)

					$(260,232)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$9,042,970	$—	$9,042,970
Consumer Staples	—	7,290,096	—	7,290,096
Energy	—	5,867,679	—	5,867,679
Financials	—	33,332,874	—	33,332,874
Health Care	—	7,467,788	—	7,467,788
Industrials	—	8,261,628	—	8,261,628
Information Technology	—	6,722,008	—	6,722,008
Materials	—	3,844,592	—	3,844,592
Telecommunication Services	—	4,607,011	—	4,607,011
Utilities	—	4,551,793	—	4,551,793
Forward Currency Contracts	—	2,098,073	—	2,098,073
Government Securities
Foreign Governments	—	99,431,201	—	99,431,201
Municipal Bonds	—	321,720	—	321,720
Supranational	—	14,595,419	—	14,595,419
U.S. Government Agencies	—	7,739,488	—	7,739,488
U.S. Treasuries	—	110,626,077	—	110,626,077
Short-Term Investments	1,145,743	—	—	1,145,743

Total Assets	$1,145,743	$325,800,417	$—	$326,946,160

Liabilities:
Forward Currency Contracts	$—	$(2,358,305)	$—	$(2,358,305)

Total Liabilities	$—	$(2,358,305)	$—	$(2,358,305)

Total	$1,145,743	$323,442,112	$—	$324,587,855

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,819,622
Aggregate gross unrealized depreciation	(5,667,281)

Net unrealized appreciation	$3,152,341

Federal income tax cost of investments	$321,695,746

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (83.5%)
Consumer Discretionary (12.6%)
Auto Components (0.4%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$630,000	$648,113

Distributors (0.1%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	260,000	234,000

Hotels, Restaurants & Leisure (4.0%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§	375,000	389,062
Boyd Gaming Corp.
6.375%, 4/1/26§	195,000	201,922
Choctaw Resort Development Enterprise
7.250%, 11/15/19§	689,000	668,330
Eldorado Resorts, Inc.
7.000%, 8/1/23	310,000	320,075
ESH Hospitality, Inc.
5.250%, 5/1/25§	575,000	559,360
GLP Capital LP/GLP Financing II, Inc.
4.375%, 11/1/18	500,000	510,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	500,000	518,100
LTF Merger Sub, Inc.
8.500%, 6/15/23§	251,000	243,470
MGM Resorts International
11.375%, 3/1/18	560,000	647,024
NCL Corp., Ltd.
5.250%, 11/15/19§	215,000	219,300
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	364,000	377,213
6.375%, 8/1/21	590,000	625,400
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	230,000	242,938
7.500%, 10/15/27	169,000	190,970
Viking Cruises Ltd.
8.500%, 10/15/22§	605,000	571,725
6.250%, 5/15/25§	153,000	128,138

		6,413,027

Household Durables (0.3%)
American Greetings Corp.
7.375%, 12/1/21	130,000	132,925
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	286,000	290,290

		423,215

Internet & Catalog Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	625,000	652,750

Media (7.0%)
Acosta, Inc.
7.750%, 10/1/22§	240,000	222,000
Altice Luxembourg S.A.
7.750%, 5/15/22§	440,000	431,200
AMC Networks, Inc.
5.000%, 4/1/24	850,000	850,000
Cable One, Inc.
5.750%, 6/15/22§	50,000	51,000
Cablevision Systems Corp.
7.750%, 4/15/18	108,000	112,115
CCOH Safari LLC
5.750%, 2/15/26§	625,000	646,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	374,000	371,195
5.125%, 12/15/21§	240,000	222,000
Cinemark USA, Inc.
4.875%, 6/1/23§	225,000	223,312
CSC Holdings LLC
7.875%, 2/15/18	205,000	219,350
DISH DBS Corp.
7.875%, 9/1/19	185,000	203,500
5.125%, 5/1/20	850,000	846,812
5.875%, 11/15/24	265,000	243,138
Gray Television, Inc.
7.500%, 10/1/20	200,000	211,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	348,000	375,840
Metro-Goldwyn-Mayer, Inc., Term Loan
5.125%, 6/26/20	600,000	594,750
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	705,000	699,712
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, 8/15/23§	300,000	309,750
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	252,000	260,820
6.125%, 2/15/22§	55,000	54,588
Numericable-SFR S.A.
4.875%, 5/15/19§	1,110,000	1,104,450
Regal Entertainment Group
5.750%, 3/15/22	825,000	849,750
Sinclair Television Group, Inc.
5.875%, 3/15/26§	300,000	306,750
Sirius XM Radio, Inc.
6.000%, 7/15/24§	700,000	735,000
5.375%, 4/15/25§	204,000	207,876
Tribune Media Co.
5.875%, 7/15/22§	300,000	293,100
Unitymedia GmbH
6.125%, 1/15/25§	600,000	618,000

		11,263,883

Multiline Retail (0.1%)
99 Cents Only Stores LLC
11.000%, 12/15/19	330,000	125,400

Specialty Retail (0.2%)
L Brands, Inc.
6.875%, 11/1/35	300,000	327,000

Textiles, Apparel & Luxury Goods (0.1%)
Wolverine World Wide, Inc.
6.125%, 10/15/20	95,000	98,325

Total Consumer Discretionary		20,185,713

Consumer Staples (5.3%)
Beverages (0.6%)
Constellation Brands, Inc.
4.750%, 12/1/25	104,000	107,640

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
DS Services of America, Inc.
10.000%, 9/1/21§	$313,000	$354,472
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	480,000	499,824

		961,936

Food & Staples Retailing (1.0%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	519,000	395,115
9.250%, 2/15/19§	339,000	322,050
Rite Aid Corp.
9.250%, 3/15/20	263,000	276,479
6.125%, 4/1/23§	265,000	280,900
U.S. Foods, Inc.
8.500%, 6/30/19	275,000	282,562

		1,557,106

Food Products (2.0%)
JBS Investments GmbH
7.250%, 4/3/24§	250,000	228,437
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	330,000	334,950
5.750%, 6/15/25§	583,000	510,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24§	700,000	732,690
Post Holdings, Inc.
6.750%, 12/1/21§	450,000	472,500
7.375%, 2/15/22	300,000	316,140
TreeHouse Foods, Inc.
6.000%, 2/15/24§	650,000	689,000

		3,283,842

Household Products (1.2%)
HRG Group, Inc.
7.750%, 1/15/22	1,650,000	1,633,500
Spectrum Brands, Inc.
6.625%, 11/15/22	300,000	323,610

		1,957,110

Personal Products (0.1%)
Prestige Brands, Inc.
6.375%, 3/1/24§	181,000	188,693

Tobacco (0.4%)
Vector Group Ltd.
7.750%, 2/15/21	600,000	630,750

Total Consumer Staples		8,579,437

Energy (5.7%)
Oil, Gas & Consumable Fuels (5.7%)
Antero Resources Corp.
6.000%, 12/1/20	225,000	213,750
5.375%, 11/1/21	350,000	323,750
5.125%, 12/1/22	450,000	405,000
5.625%, 6/1/23	430,000	395,858
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK(b)§	396,701	39,670
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	400,000	333,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	386,000	274,060
7.750%, 4/15/23	383,000	260,440
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	150,000	132,195
Concho Resources, Inc.
7.000%, 1/15/21	420,000	424,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	427,000	320,250
6.250%, 4/1/23§	342,000	254,790
CrownRock LP/CrownRock Finance, Inc.
7.125%, 4/15/21§	350,000	332,500
7.750%, 2/15/23§	80,000	77,400
Endeavor Energy Resources LP/EER Finance, Inc.
8.125%, 9/15/23§	120,000	114,600
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	69,000	34,845
6.375%, 6/15/23	166,000	76,360
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	355,000	321,275
6.750%, 8/1/22	140,000	130,200
6.000%, 5/15/23	160,000	140,400
5.625%, 6/15/24	274,000	228,790
Memorial Resource Development Corp.
5.875%, 7/1/22	450,000	380,250
Oasis Petroleum, Inc.
6.875%, 3/15/22	240,000	177,600
ONEOK, Inc.
7.500%, 9/1/23	338,000	327,860
PBF Holding Co. LLC/PBF Finance Corp.
7.000%, 11/15/23§	400,000	378,000
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23	519,000	485,914
Rice Energy, Inc.
7.250%, 5/1/23	196,000	172,480
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	389,000	256,740
Sanchez Energy Corp.
7.750%, 6/15/21	212,000	121,900
Seven Generations Energy Ltd.
8.250%, 5/15/20§	525,000	526,313
6.750%, 5/1/23§	50,000	47,125
Southern Star Central Corp.
5.125%, 7/15/22§	265,000	245,648
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	299,000	234,715
5.500%, 8/15/22	358,000	254,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%, 3/15/24§	291,000	280,815
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23	400,000	352,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Whiting Petroleum Corp.
5.750%, 3/15/21	$220,000	$146,300

Total Energy		9,221,173

Financials (11.5%)
Banks (0.1%)
Creditcorp.
12.000%, 7/15/18§	269,000	142,738

Capital Markets (1.0%)
American Capital Ltd.
6.500%, 9/15/18§	580,000	588,700
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.000%, 8/1/21§	975,000	922,097

		1,510,797

Consumer Finance (1.5%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.250%, 7/1/20	250,000	252,188
4.625%, 10/30/20	350,000	356,790
4.500%, 5/15/21	402,000	409,839
4.625%, 7/1/22	150,000	152,625
Ally Financial, Inc.
3.500%, 7/18/16	232,000	232,000
4.625%, 5/19/22	216,000	217,080
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	474,000	469,260
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	71,000	42,245
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	422,000	339,710

		2,471,737

Diversified Financial Services (3.9%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	780,000	304,200
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	461,000	463,305
Argos Merger Sub, Inc.
7.125%, 3/15/23§	375,000	396,562
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.750%, 2/15/18(b)§	400,000	395,500
DFC Finance Corp.
10.500%, 6/15/20§	650,000	416,000
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§	600,000	510,000
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	596,563
MJ Acquisition Corp.
9.000%, 4/22/23	650,000	645,125
Nielsen Co. Luxembourg Sarl
5.500%, 10/1/21§	200,000	207,500
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	475,000	482,125
Opal Acquisition, Inc.
8.875%, 12/15/21§	1,116,000	778,410
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	405,000	182,250
Speedy Group Holdings Corp.
12.000%, 11/15/17§	603,000	241,200
Stearns Holdings LLC
9.375%, 8/15/20§	672,000	656,880

		6,275,620

Insurance (2.9%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	825,000	851,658
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 4/1/21§	450,000	452,250
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	498,000	455,670
HUB International Ltd.
7.875%, 10/1/21§	1,050,000	1,030,365
National Financial Partners Corp.
9.000%, 7/15/21§	655,000	627,163
USI, Inc./New York
7.750%, 1/15/21§	550,000	550,000
Wayne Merger Sub LLC
8.250%, 8/1/23§	625,000	623,437

		4,590,543

Real Estate Investment Trusts (REITs) (1.4%)
Equinix, Inc.
4.875%, 4/1/20	150,000	155,438
5.375%, 1/1/22	150,000	156,195
5.375%, 4/1/23	300,000	309,750
5.875%, 1/15/26	270,000	285,012
Iron Mountain, Inc.
6.000%, 10/1/20§	775,000	816,656
MPT Operating Partnership LP/MPT Finance Corp.
6.375%, 3/1/24	550,000	584,031

		2,307,082

Real Estate Management & Development (0.4%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	249,000	257,092
Howard Hughes Corp.
6.875%, 10/1/21§	190,000	187,150
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, 12/1/21§	175,000	180,688

		624,930

Thrifts & Mortgage Finance (0.3%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	575,000	543,720

Total Financials		18,467,167

Health Care (12.1%)
Health Care Equipment & Supplies (0.4%)
Alere, Inc.
7.250%, 7/1/18	211,000	219,968
Greatbatch Ltd.
9.125%, 11/1/23§	215,000	212,850
Immucor, Inc.
11.125%, 8/15/19	136,000	125,120

		557,938

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (7.9%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	$450,000	$456,750
5.625%, 2/15/23	151,000	152,887
6.500%, 3/1/24§	300,000	312,000
American Renal Holdings, Inc., Term Loan
8.500%, 3/20/20	599,878	587,880
Amsurg Corp.
5.625%, 7/15/22	350,000	362,031
Centene Escrow Corp.
6.125%, 2/15/24§	455,000	478,888
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	275,000	277,063
8.000%, 11/15/19	200,000	194,760
5.125%, 8/1/21	250,000	252,500
HCA, Inc.
3.750%, 3/15/19	48,000	49,051
7.690%, 6/15/25	110,000	118,250
5.875%, 2/15/26	1,222,000	1,258,660
5.250%, 6/15/26	738,000	754,974
HealthSouth Corp.
5.750%, 11/1/24	400,000	405,200
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	250,000	245,950
LifePoint Health, Inc.
6.625%, 10/1/20	242,000	250,470
Molina Healthcare, Inc.
5.375%, 11/15/22§	400,000	410,000
National Veterinary Associates, 2nd Lien Term Loan
8.000%, 8/8/22	475,000	460,750
Prospect Medical Holdings, Inc.
8.375%, 5/1/19§	300,000	309,150
Select Medical Corp.
6.375%, 6/1/21	250,000	236,250
Select Medical Corp., Term Loan
6.000%, 3/3/21	750,000	741,562
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	600,000	600,000
Surgery Center Holdings, Inc., Term Loan
8.500%, 11/3/21	500,000	500,000
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	450,000	453,375
Team Health, Inc.
7.250%, 12/15/23§	870,000	928,725
Tenet Healthcare Corp.
8.000%, 8/1/20	246,000	253,380
6.000%, 10/1/20	800,000	856,000
8.125%, 4/1/22	187,000	192,386
Truven Health Analytics, Inc.
10.625%, 6/1/20	235,000	251,450
WellCare Health Plans, Inc.
5.750%, 11/15/20	412,000	426,420

		12,776,762

Health Care Technology (0.3%)
Emdeon, Inc.
6.000%, 2/15/21§	525,000	509,250

Pharmaceuticals (3.5%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	1,389,000	1,395,945
Concordia Healthcare Corp.
9.500%, 10/21/22§	240,000	231,600
7.000%, 4/15/23§	375,000	320,850
DPx Holdings B.V.
7.500%, 2/1/22§	981,000	974,869
Endo Finance LLC/Endo Finco, Inc.
7.750%, 1/15/22§	146,000	148,920
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.000%, 7/15/23§	775,000	729,507
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5/1/20 PIK§	708,000	690,300
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/18§	315,000	284,288
7.000%, 10/1/20§	73,000	61,320
7.500%, 7/15/21§	385,000	320,743
6.125%, 4/15/25§	560,000	431,200

		5,589,542

Total Health Care		19,433,492

Industrials (10.4%)
Aerospace & Defense (1.3%)
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	435,000	451,312
Bombardier, Inc.
6.125%, 1/15/23§	239,000	180,445
7.500%, 3/15/25§	465,000	353,400
DynCorp International, Inc.
10.375%, 7/1/17	684,000	547,200
Spirit AeroSystems, Inc.
5.250%, 3/15/22	108,000	113,787
TransDigm, Inc.
7.500%, 7/15/21	475,000	492,813

		2,138,957

Air Freight & Logistics (0.2%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	368,000	363,400

Building Products (1.1%)
Nortek, Inc.
8.500%, 4/15/21	468,000	484,661
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	766,875
Standard Industries, Inc.
5.500%, 2/15/23§	255,000	260,737
6.000%, 10/15/25§	220,000	232,100

		1,744,373

Commercial Services & Supplies (1.7%)
ADT Corp.
6.250%, 10/15/21	950,000	954,750
Covanta Holding Corp.
5.875%, 3/1/24	340,000	331,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/1/23§	450,000	460,035
Multi-Color Corp.
6.125%, 12/1/22§	197,000	200,940
Mustang Merger Corp.
8.500%, 8/15/21§	280,000	288,400
Nufarm Australia Ltd.
6.375%, 10/15/19§	458,000	448,840

		2,684,465

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (0.8%)
AECOM
5.750%, 10/15/22	$325,000	$337,187
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 4/15/19 PIK§	466,762	298,728
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	825,000	707,438
Tutor Perini Corp.
7.625%, 11/1/18	10,000	9,900

		1,353,253

Electrical Equipment (0.6%)
Global Brass & Copper, Inc.
9.500%, 6/1/19	610,000	643,550
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	235,000	231,475

		875,025

Machinery (1.9%)
Amsted Industries, Inc.
5.000%, 3/15/22§	850,000	845,750
Case New Holland Industrial, Inc.
7.875%, 12/1/17	432,000	465,480
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	350,000	267,750
CNH Industrial Capital LLC
3.875%, 7/16/18	350,000	349,125
Manitowoc Foodservice, Inc.
9.500%, 2/15/24§	87,000	93,742
Park-Ohio Industries, Inc.
8.125%, 4/1/21	397,000	402,955
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	438,000	344,925
Waterjet Holdings, Inc.
7.625%, 2/1/20§	334,000	332,330

		3,102,057

Road & Rail (0.6%)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	350,000	217,000
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	472,000	470,820
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	330,000	321,750

		1,009,570

Trading Companies & Distributors (2.2%)
Aircastle Ltd.
5.500%, 2/15/22	200,000	208,220
5.000%, 4/1/23	343,000	343,857
HD Supply, Inc.
7.500%, 7/15/20	480,000	508,224
11.500%, 7/15/20	604,000	668,568
International Lease Finance Corp.
5.875%, 4/1/19	283,000	298,933
6.250%, 5/15/19	214,000	227,653
8.625%, 1/15/22	377,000	452,400
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	485,000	396,779
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	93,000	70,215
United Rentals North America, Inc.
4.625%, 7/15/23	300,000	297,750

		3,472,599

Total Industrials		16,743,699

Information Technology (9.2%)
Communications Equipment (1.6%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	341,000	322,671
CommScope Holding Co., Inc.
6.625%, 6/1/20 PIK§	205,000	210,381
CommScope Technologies Finance LLC
6.000%, 6/15/25§	875,000	881,563
CommScope, Inc.
4.375%, 6/15/20§	525,000	535,500
ViaSat, Inc.
6.875%, 6/15/20	643,000	667,916

		2,618,031

Electronic Equipment, Instruments & Components (0.3%)
CPI International, Inc.
8.750%, 2/15/18	450,000	439,875

Internet Software & Services (1.5%)
Asurion LLC
8.500%, 2/19/21	1,250,000	1,165,235
Bankrate, Inc.
6.125%, 8/15/18§	178,000	177,110
j2 Global, Inc.
8.000%, 8/1/20	305,000	317,200
Rackspace Hosting, Inc.
6.500%, 1/15/24§	445,000	436,100
TCH 2 Holdings LLC, Term Loan
8.750%, 11/6/21	400,000	352,000

		2,447,645

IT Services (1.6%)
Alliance Data Systems Corp.
5.250%, 12/1/17§	500,000	506,250
6.375%, 4/1/20§	400,000	407,000
5.375%, 8/1/22§	1,090,000	1,019,150
First Data Corp.
5.375%, 8/15/23§	425,000	435,625
5.000%, 1/15/24§	150,000	150,195

		2,518,220

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	516,000	412,800
Freescale Semiconductor, Inc.
5.000%, 5/15/21§	267,000	276,345
6.000%, 1/15/22§	75,000	78,938
Qorvo, Inc.
7.000%, 12/1/25§	211,000	220,495
Sensata Technologies UK Financing Co. plc
6.250%, 2/15/26§	525,000	563,062

		1,551,640

Software (3.2%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	353,000	239,599

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
BMC Software Finance, Inc.
8.125%, 7/15/21§	$295,000	$209,450
BMC Software, Inc.
7.250%, 6/1/18	80,000	71,600
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	935,000	640,475
Ensemble S Merger Sub, Inc.
9.000%, 9/30/23§	1,211,000	1,183,752
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	408,000	303,960
Infor U.S., Inc.
5.750%, 8/15/20§	235,000	241,462
6.500%, 5/15/22	425,000	386,538
Informatica LLC
7.125%, 7/15/23§	850,000	818,125
Nuance Communications, Inc.
5.375%, 8/15/20§	630,000	639,072
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23§	500,000	516,250

		5,250,283

Total Information Technology		14,825,694

Materials (5.0%)
Chemicals (1.9%)
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/1/21§	180,000	190,800
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	278,000	255,760
Huntsman International LLC
4.875%, 11/15/20	450,000	445,500
INEOS Group Holdings S.A.
6.125%, 8/15/18§	605,000	614,438
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	471,000	470,411
Rayonier AM Products, Inc.
5.500%, 6/1/24§	809,000	663,380
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	412,000	407,880

		3,048,169

Construction Materials (0.3%)
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23	419,000	399,098

Containers & Packaging (1.8%)
Ball Corp.
4.375%, 12/15/20	250,000	259,375
Berry Plastics Corp.
6.000%, 10/15/22§	350,000	365,960
5.125%, 7/15/23	447,000	449,794
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is
5.625%, 12/15/16§	309,000	307,269
BWAY Holding Co.
9.125%, 8/15/21§	730,000	649,700
Coveris Holding Corp.
10.000%, 6/1/18§	325,000	315,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	120,000	124,056
5.750%, 10/15/20	433,000	444,388

		2,915,792

Metals & Mining (1.0%)
Aleris International, Inc.
7.875%, 11/1/20	214,000	181,900
9.500%, 4/1/21§	300,000	305,340
ArcelorMittal
8.000%, 10/15/39	577,000	501,990
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	96,000	71,645
Novelis, Inc.
8.375%, 12/15/17	240,000	242,952
Prince Mineral Holding Corp.
11.500%, 12/15/19§	380,000	330,600
SunCoke Energy, Inc.
7.625%, 8/1/19	37,000	35,890

		1,670,317

Total Materials		8,033,376

Telecommunication Services (10.7%)
Diversified Telecommunication Services (7.3%)
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, 6/1/20	60,000	62,437
5.250%, 3/15/21	100,000	103,750
6.500%, 4/30/21	60,000	62,130
6.625%, 1/31/22	600,000	633,000
5.125%, 5/1/23§	650,000	661,375
5.875%, 4/1/24§	375,000	391,875
5.875%, 5/1/27§	535,000	542,704
CenturyLink, Inc.
5.625%, 4/1/20	150,000	151,950
7.500%, 4/1/24	275,000	275,687
Columbus International, Inc.
7.375%, 3/30/21§	600,000	634,500
Frontier Communications Corp.
8.875%, 9/15/20§	675,000	700,312
10.500%, 9/15/22§	275,000	281,188
Hughes Satellite Systems Corp.
6.500%, 6/15/19	840,000	924,000
7.625%, 6/15/21	150,000	166,560
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	550,000	354,750
Intelsat Luxembourg S.A.
8.125%, 6/1/23	818,000	241,310
Level 3 Financing, Inc.
7.000%, 6/1/20	148,000	154,394
6.125%, 1/15/21	375,000	392,812
5.375%, 8/15/22	300,000	304,688
5.625%, 2/1/23	143,000	146,575
5.125%, 5/1/23	350,000	353,500
5.250%, 3/15/26§	300,000	302,250
Neptune Finco Corp.
6.625%, 10/15/25§	700,000	754,250
10.875%, 10/15/25§	75,000	81,375
Sprint Capital Corp.
6.875%, 11/15/28	100,000	72,750
8.750%, 3/15/32	954,000	745,360

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	$695,000	$694,653
Virgin Media Finance plc
6.000%, 10/15/24§	600,000	617,625
Wind Acquisition Finance S.A.
4.750%, 7/15/20§	350,000	329,875
Windstream Services LLC
7.750%, 10/15/20	233,000	200,380
6.375%, 8/1/23	270,000	197,775
Zayo Group LLC/Zayo Capital, Inc.
6.375%, 5/15/25§	150,000	146,640

		11,682,430

Wireless Telecommunication Services (3.4%)
Altice Financing S.A.
6.625%, 2/15/23§	850,000	850,000
Digicel Group Ltd.
8.250%, 9/30/20§	812,000	690,200
Digicel Ltd.
6.750%, 3/1/23§	365,000	319,375
Inmarsat Finance plc
4.875%, 5/15/22§	200,000	188,500
Sprint Corp.
7.250%, 9/15/21	75,000	57,750
7.875%, 9/15/23	1,140,000	869,022
7.125%, 6/15/24	478,000	356,110
Syniverse Holdings, Inc.
9.125%, 1/15/19	155,000	68,200
T-Mobile USA, Inc.
6.542%, 4/28/20	198,000	204,930
6.625%, 11/15/20	285,000	293,906
6.000%, 3/1/23	525,000	536,183
6.000%, 4/15/24	550,000	555,500
6.375%, 3/1/25	320,000	327,200
UPCB Finance IV Ltd.
5.375%, 1/15/25§	150,000	151,875

		5,468,751

Total Telecommunication Services		17,151,181

Utilities (1.0%)
Gas Utilities (0.1%)
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 11/15/23	220,000	144,925

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp.
3.635%, 6/1/19(l)	330,000	316,602
7.375%, 7/1/21	60,000	67,050
Dynegy, Inc.
7.625%, 11/1/24	525,000	476,437
Talen Energy Supply LLC
4.600%, 12/15/21	541,000	432,800
6.500%, 6/1/25	220,000	183,700

		1,476,589

Total Utilities		1,621,514

Total Corporate Bonds		134,262,446

Total Long-Term Debt Securities (83.5%) (Cost $141,775,778)		134,262,446

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.8%)
iShares® iBoxx $ High Yield Corporate Bond ETF	106,480	8,698,351
SPDR® Barclays High Yield Bond ETF	254,355	8,711,659

Total Investment Companies (10.8%) (Cost $18,924,718)		17,410,010

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17(b)*† (Cost $—)	1,803	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,727,793	4,727,793

Total Short-Term Investment (2.9%) (Cost $4,727,793)		4,727,793

Total Investments (97.2%) (Cost $165,428,289)		156,400,249
Other Assets Less Liabilities (2.8%)		4,454,120

Net Assets (100%)		$160,854,369

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $73,472,044 or 45.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At March 31, 2016, the market value of these securities amounted to $435,170 or 0.3% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$20,185,713	$—		$20,185,713
Consumer Staples	—	8,579,437	—		8,579,437
Energy	—	9,221,173	—		9,221,173
Financials	—	18,467,167	—		18,467,167
Health Care	—	19,433,492	—		19,433,492
Industrials	—	16,743,699	—		16,743,699
Information Technology	—	14,825,694	—		14,825,694
Materials	—	8,033,376	—		8,033,376
Telecommunication Services	—	17,151,181	—		17,151,181
Utilities	—	1,621,514	—		1,621,514
Investment Companies
Exchange Traded Funds (ETFs)	17,410,010	—	—		17,410,010
Short-Term Investments	4,727,793	—	—		4,727,793
Warrants
Energy	—	—	—	(a)	—	(a)

Total Assets	$22,137,803	$134,262,446	$—		$156,400,249

Total Liabilities	$—	$—	$—		$—

Total	$22,137,803	$134,262,446	$—		$156,400,249

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,514,123
Aggregate gross unrealized depreciation	(10,713,662)

Net unrealized depreciation	$(9,199,539)

Federal income tax cost of investments	$165,599,788

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.6%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$4,469,750	$4,553,781
2.460%, 12/15/25	5,000,000	5,144,000

Total Energy		9,697,781

Financials (0.5%)
Diversified Financial Services (0.5%)
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	280,000	284,926
3.450%, 6/12/21	280,000	305,945
Private Export Funding Corp.
1.875%, 7/15/18	10,250,000	10,430,629
4.375%, 3/15/19	280,000	305,704
2.250%, 3/15/20	10,000,000	10,324,475
2.300%, 9/15/20	2,500,000	2,586,982
2.050%, 11/15/22	10,325,000	10,135,719
3.550%, 1/15/24	5,979,000	6,623,564
3.250%, 6/15/25	2,500,000	2,694,451

Total Financials		43,692,395

Total Corporate Bonds		53,390,176

Government Securities (87.6%)
Foreign Governments (0.9%)
Kingdom of Jordan
3.000%, 6/30/25	6,301,000	6,705,940
Republic of Ukraine
1.844%, 5/16/19	10,763,000	10,991,176
1.847%, 5/29/20	22,531,000	22,921,800
State of Israel
5.500%, 4/26/24	27,579,000	34,496,342

		75,115,258

U.S. Government Agencies (47.6%)
Federal Farm Credit Bank
0.800%, 8/4/17	10,000,000	9,990,604
1.000%, 9/25/17	5,000,000	5,009,933
0.810%, 9/28/17	5,000,000	4,993,185
1.150%, 10/10/17	10,000,000	10,045,396
0.730%, 10/13/17	15,000,000	14,965,028
0.710%, 10/20/17	15,000,000	14,973,314
0.820%, 12/12/17	10,000,000	9,982,006
1.125%, 12/18/17	10,000,000	10,044,700
1.070%, 2/12/18	15,000,000	14,997,918
1.100%, 3/14/18	10,000,000	10,041,166
0.930%, 4/13/18	5,000,000	4,992,013
1.100%, 6/1/18	20,000,000	20,077,006
1.300%, 12/14/18	10,000,000	10,079,937
1.270%, 1/28/19	10,000,000	10,002,270
1.150%, 2/22/19	10,000,000	9,997,350
1.400%, 2/24/20	10,000,000	10,000,981
Federal Home Loan Bank
4.875%, 5/17/17	32,000,000	33,505,296
0.875%, 5/24/17	51,000,000	51,086,649
0.625%, 5/30/17	47,420,000	47,391,961
5.250%, 6/5/17	4,650,000	4,888,402
1.000%, 6/9/17	18,650,000	18,694,932
1.000%, 6/21/17	80,000,000	80,277,504
1.250%, 7/28/17	10,000,000	10,024,528
0.750%, 8/28/17	80,000,000	80,009,160
2.250%, 9/8/17	1,850,000	1,887,453
0.625%, 10/26/17	30,000,000	29,940,102
5.000%, 11/17/17	30,000,000	32,056,716
1.000%, 12/19/17	70,750,000	71,002,535
1.375%, 3/9/18	25,000,000	25,371,330
0.875%, 3/19/18	20,000,000	20,014,254
1.100%, 4/20/18	10,000,000	10,030,029
1.125%, 4/25/18	50,000,000	50,311,285
1.125%, 4/27/18	10,000,000	10,004,349
4.750%, 6/8/18	1,850,000	2,002,904
1.600%, 1/29/19	10,000,000	10,009,036
1.500%, 3/8/19	10,000,000	10,128,549
1.875%, 3/8/19	32,600,000	33,363,097
5.375%, 5/15/19	1,850,000	2,092,695
1.625%, 6/14/19	6,000,000	6,117,328
4.125%, 12/13/19	450,000	500,276
1.875%, 3/13/20	20,000,000	20,430,390
4.125%, 3/13/20	4,650,000	5,178,273
1.830%, 7/29/20	20,000,000	20,418,418
2.875%, 9/11/20	10,000,000	10,658,977
4.625%, 9/11/20	9,500,000	10,845,852
1.700%, 10/19/20	10,000,000	10,062,587
5.250%, 12/11/20	9,815,000	11,547,602
1.375%, 2/18/21	30,000,000	30,012,189
1.750%, 2/26/21	15,000,000	15,014,356
5.625%, 6/11/21	1,850,000	2,234,944
2.625%, 12/10/21	9,825,000	10,381,017
2.250%, 3/11/22	5,000,000	5,178,824
5.375%, 9/30/22	5,370,000	6,588,709
2.875%, 6/14/24	10,000,000	10,604,009
2.875%, 9/13/24	5,000,000	5,324,073
2.750%, 12/13/24	10,000,000	10,527,187
Federal Home Loan Mortgage Corp.
5.000%, 4/18/17	41,800,000	43,677,180
0.700%, 5/8/17	5,000,000	4,995,500
0.800%, 5/12/17	1,000,000	999,740
1.250%, 5/12/17	40,300,000	40,565,783
1.000%, 6/29/17	26,000,000	26,090,906
0.750%, 7/14/17	60,000,000	59,984,790
1.000%, 7/25/17	4,650,000	4,661,453
1.000%, 7/28/17	30,950,000	31,044,199
5.500%, 8/23/17	16,800,000	17,891,684
1.000%, 9/29/17	69,300,000	69,575,599
0.875%, 10/6/17	10,000,000	9,993,843
0.750%, 10/27/17	10,000,000	9,984,166
5.125%, 11/17/17	47,548,000	50,823,420
0.850%, 11/24/17	5,000,000	4,994,388
1.000%, 12/15/17	50,000,000	50,151,055
1.125%, 12/18/17	10,000,000	10,009,320
0.750%, 1/12/18	50,000,000	49,952,150
1.050%, 2/26/18	20,000,000	20,002,654
1.100%, 2/26/18	10,000,000	10,005,083
0.875%, 3/7/18	60,000,000	60,063,210
1.125%, 3/16/18	10,000,000	10,005,436
1.250%, 3/30/18	10,000,000	10,013,969
1.000%, 4/13/18	10,000,000	9,993,257
1.100%, 5/7/18	5,000,000	4,999,537
1.050%, 5/17/18	10,000,000	9,994,433
1.250%, 5/25/18	15,000,000	15,004,077
4.875%, 6/13/18	28,000,000	30,451,285
1.300%, 7/27/18	10,000,000	10,006,001
1.250%, 8/24/18	10,000,000	10,007,729
1.200%, 10/29/18	20,000,000	20,056,514
1.250%, 10/29/18	10,000,000	10,040,931

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.400%, 1/29/19	$10,000,000	$10,005,920
1.600%, 1/29/19	10,000,000	10,009,036
1.300%, 2/26/19	10,000,000	10,002,174
1.350%, 2/26/19	20,000,000	20,017,370
3.750%, 3/27/19	42,550,000	46,038,270
1.400%, 3/29/19	10,000,000	10,012,720
1.500%, 3/29/19	5,000,000	5,009,336
1.750%, 5/30/19	48,650,000	49,813,903
2.000%, 7/30/19	200,000	205,711
1.250%, 8/1/19	61,000,000	61,482,345
1.250%, 10/2/19	70,500,000	70,991,463
1.375%, 5/1/20	100,000,000	100,705,790
1.850%, 3/30/21	10,000,000	10,016,991
2.375%, 1/13/22	85,000,000	89,242,520
Federal National Mortgage Association
0.750%, 4/20/17	30,000,000	30,013,686
1.125%, 4/27/17	46,000,000	46,205,151
5.000%, 5/11/17	53,650,000	56,176,475
2.000%, 5/16/17	10,000,000	10,013,653
(Zero Coupon), 6/1/17	1,400,000	1,387,490
5.375%, 6/12/17	40,860,000	43,088,909
1.070%, 7/28/17	10,000,000	10,015,671
0.875%, 8/28/17	37,250,000	37,301,122
1.000%, 9/20/17	30,000,000	30,063,894
2.000%, 9/26/17	5,000,000	5,035,750
1.000%, 9/27/17	12,500,000	12,539,664
0.875%, 10/26/17	50,000,000	50,087,025
0.900%, 11/7/17	20,000,000	19,984,358
1.000%, 11/28/17	5,000,000	5,000,446
0.875%, 12/20/17	50,000,000	50,080,775
1.000%, 12/28/17	25,000,000	24,980,182
1.030%, 1/30/18	10,000,000	9,996,393
0.875%, 2/8/18	50,000,000	50,094,575
0.875%, 3/28/18	30,000,000	30,040,329
1.625%, 4/27/18	10,000,000	10,008,204
0.875%, 5/21/18	35,000,000	35,050,316
1.125%, 5/25/18	25,000,000	25,004,748
1.750%, 6/8/18	9,550,000	9,552,876
1.125%, 7/20/18	50,000,000	50,288,375
1.875%, 9/18/18	40,000,000	40,955,756
1.250%, 10/17/18	2,000,000	2,000,061
1.125%, 10/19/18	50,000,000	50,296,295
1.625%, 10/26/18	10,000,000	10,056,263
1.100%, 10/29/18	5,000,000	4,995,451
1.160%, 10/29/18	10,000,000	9,996,698
0.500%, 11/13/18(e)	5,000,000	4,990,473
1.300%, 11/27/18	10,000,000	10,007,721
1.625%, 11/27/18	50,000,000	50,930,325
1.125%, 12/14/18	50,000,000	50,323,470
1.250%, 12/28/18	1,000,000	999,928
1.375%, 1/28/19	30,000,000	30,402,396
1.750%, 1/30/19	2,350,000	2,396,085
1.875%, 2/19/19	50,000,000	51,355,135
1.625%, 2/22/19	10,000,000	10,066,950
1.000%, 2/26/19	30,000,000	30,046,908
1.250%, 2/26/19	15,000,000	15,002,886
1.750%, 6/20/19	50,000,000	51,209,885
1.750%, 9/12/19	50,000,000	51,204,480
1.700%, 10/4/19	13,764,000	13,758,494
(Zero Coupon), 10/9/19	950,000	902,577
1.550%, 10/15/19	2,000,000	2,000,592
1.500%, 10/17/19	10,000,000	10,001,746
1.330%, 10/24/19	5,000,000	5,037,489
1.550%, 10/29/19	10,000,000	10,007,643
1.750%, 11/26/19	50,000,000	51,180,930
1.630%, 1/10/20	20,000,000	20,031,176
1.625%, 1/21/20	30,000,000	30,527,148
1.700%, 3/27/20	2,000,000	2,033,216
1.500%, 6/22/20	50,000,000	50,559,210
1.750%, 11/25/20	5,000,000	5,006,464
1.500%, 11/30/20	52,255,000	52,704,106
1.875%, 12/28/20	29,703,000	30,485,751
1.375%, 2/26/21	30,000,000	30,012,282
2.250%, 10/17/22	20,000,000	19,992,746
2.200%, 10/25/22	16,000,000	15,989,181
2.500%, 3/27/23	10,000,000	10,016,306
2.625%, 9/6/24	50,000,000	52,716,760
Financing Corp.
9.400%, 2/8/18	930,000	1,075,665
9.650%, 11/2/18	1,950,000	2,380,701
8.600%, 9/26/19	380,000	476,662
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	1,961,847
3.875%, 2/15/21	3,345,000	3,725,965
1.875%, 8/15/22	12,000,000	12,074,004
2.875%, 9/15/24	20,000,000	20,939,150
6.750%, 11/1/25	15,779,000	21,532,535

		3,811,881,004

U.S. Treasuries (39.1%)
U.S. Treasury Bonds
8.750%, 5/15/17	6,450,000	7,031,256
8.875%, 8/15/17	3,250,000	3,614,197
9.125%, 5/15/18	2,800,000	3,294,457
9.000%, 11/15/18	2,800,000	3,396,777
8.875%, 2/15/19	9,300,000	11,426,558
8.125%, 8/15/19	2,800,000	3,464,125
8.500%, 2/15/20	1,850,000	2,373,836
8.750%, 5/15/20	2,800,000	3,655,449
8.750%, 8/15/20	6,500,000	8,595,044
7.875%, 2/15/21	2,800,000	3,674,152
8.125%, 5/15/21	3,250,000	4,347,954
8.000%, 11/15/21	2,800,000	3,809,613
7.125%, 2/15/23	2,000,000	2,734,395
6.250%, 8/15/23	1,000,000	1,327,217
U.S. Treasury Notes
0.500%, 4/30/17	25,000,000	24,960,450
3.125%, 4/30/17	11,650,000	11,956,495
2.750%, 5/31/17	20,500,000	20,991,379
0.625%, 6/30/17	25,000,000	24,984,620
2.500%, 6/30/17	14,450,000	14,775,125
0.625%, 7/31/17	25,000,000	24,978,515
2.375%, 7/31/17	22,100,000	22,589,157
4.750%, 8/15/17	8,850,000	9,336,275
1.875%, 8/31/17	25,650,000	26,069,944
1.000%, 9/15/17	25,000,000	25,104,980
0.625%, 9/30/17	25,000,000	24,968,140
1.875%, 9/30/17	23,300,000	23,700,014
0.750%, 10/31/17	25,000,000	25,008,058
1.875%, 10/31/17	20,200,000	20,561,489
4.250%, 11/15/17	23,750,000	25,087,676
0.625%, 11/30/17	25,000,000	24,958,495
0.875%, 11/30/17	20,000,000	20,049,414
0.750%, 12/31/17	25,000,000	25,008,057
1.000%, 12/31/17	20,000,000	20,094,044
2.750%, 12/31/17	4,200,000	4,345,606
0.750%, 1/31/18	25,000,000	25,007,567
0.875%, 1/31/18	20,000,000	20,050,292
2.625%, 1/31/18	19,550,000	20,215,922
3.500%, 2/15/18	18,650,000	19,608,453
0.750%, 2/28/18	30,000,000	30,007,323
2.750%, 2/28/18	13,500,000	14,015,545

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 3/31/18	$20,000,000	$19,997,656
2.875%, 3/31/18	5,600,000	5,833,625
0.625%, 4/30/18	25,000,000	24,927,245
2.625%, 4/30/18	4,650,000	4,830,188
3.875%, 5/15/18	4,650,000	4,960,288
1.000%, 5/31/18	25,000,000	25,117,920
2.375%, 5/31/18	13,500,000	13,964,195
1.375%, 6/30/18	20,000,000	20,265,040
2.375%, 6/30/18	23,750,000	24,597,253
1.375%, 7/31/18	25,000,000	25,334,228
2.250%, 7/31/18	5,150,000	5,322,203
4.000%, 8/15/18	5,600,000	6,035,422
1.500%, 8/31/18	22,850,000	23,235,818
1.375%, 9/30/18	20,000,000	20,282,618
1.750%, 10/31/18	18,650,000	19,097,490
3.750%, 11/15/18	29,800,000	32,085,344
1.250%, 11/30/18	20,000,000	20,223,632
1.375%, 11/30/18	14,000,000	14,202,891
1.375%, 12/31/18	18,650,000	18,921,190
1.500%, 12/31/18	40,000,000	40,721,484
1.125%, 1/15/19	20,000,000	20,155,860
1.250%, 1/31/19	18,650,000	18,858,356
1.500%, 1/31/19	25,000,000	25,451,415
2.750%, 2/15/19	23,750,000	25,023,316
1.375%, 2/28/19	14,000,000	14,203,711
1.500%, 2/28/19	30,000,000	30,540,234
1.500%, 3/31/19	25,000,000	25,460,450
1.625%, 3/31/19	20,000,000	20,431,446
1.250%, 4/30/19	14,000,000	14,149,297
1.625%, 4/30/19	40,000,000	40,866,796
3.125%, 5/15/19	20,500,000	21,910,576
1.500%, 5/31/19	30,000,000	30,534,669
1.625%, 6/30/19	30,000,000	30,667,968
0.875%, 7/31/19	23,300,000	23,243,798
1.625%, 7/31/19	35,000,000	35,765,625
3.625%, 8/15/19	14,900,000	16,214,226
1.625%, 8/31/19	40,000,000	40,868,752
1.000%, 9/30/19	5,000,000	5,003,418
1.750%, 9/30/19	25,000,000	25,648,437
1.500%, 10/31/19	40,000,000	40,687,892
3.375%, 11/15/19	31,700,000	34,364,471
1.500%, 11/30/19	35,000,000	35,587,891
1.625%, 12/31/19	35,000,000	35,741,016
1.250%, 1/31/20	55,000,000	55,378,664
1.375%, 1/31/20	2,000,000	2,023,164
3.625%, 2/15/20	24,450,000	26,837,217
1.375%, 2/29/20	35,000,000	35,385,546
1.125%, 3/31/20	20,000,000	20,035,742
1.375%, 3/31/20	50,000,000	50,542,970
1.375%, 4/30/20	30,000,000	30,309,669
3.500%, 5/15/20	28,400,000	31,108,539
1.375%, 5/31/20	20,000,000	20,199,804
1.500%, 5/31/20	50,000,000	50,751,465
1.625%, 6/30/20	25,000,000	25,495,363
1.625%, 7/31/20	50,000,000	50,988,280
2.625%, 8/15/20	13,000,000	13,812,500
1.375%, 8/31/20	50,000,000	50,473,635
2.125%, 8/31/20	10,000,000	10,409,375
1.375%, 9/30/20	25,000,000	25,208,985
1.375%, 10/31/20	25,000,000	25,200,927
1.750%, 10/31/20	30,000,000	30,737,694
2.625%, 11/15/20	23,750,000	25,257,104
1.625%, 11/30/20	40,000,000	40,800,780
2.000%, 11/30/20	25,000,000	25,897,217
1.750%, 12/31/20	50,000,000	51,227,050
2.375%, 12/31/20	25,000,000	26,331,297
1.375%, 1/31/21	25,000,000	25,179,200
2.125%, 1/31/21	30,000,000	31,279,395
3.625%, 2/15/21	35,000,000	38,951,171
1.125%, 2/28/21	25,000,000	24,899,902
2.000%, 2/28/21	25,000,000	25,904,540
2.250%, 3/31/21	5,000,000	5,241,992
2.250%, 4/30/21	30,000,000	31,453,125
3.125%, 5/15/21	14,300,000	15,612,696
2.250%, 7/31/21	25,000,000	26,217,040
2.125%, 9/30/21	25,000,000	26,021,972
1.875%, 11/30/21	15,000,000	15,406,347
1.500%, 1/31/22	35,000,000	35,172,949
1.750%, 3/31/22	20,000,000	20,356,250
1.750%, 4/30/22	25,000,000	25,431,640
1.625%, 8/15/22	30,000,000	30,287,988
1.750%, 9/30/22	25,000,000	25,380,860
1.875%, 10/31/22	25,000,000	25,572,023
1.625%, 11/15/22	10,000,000	10,073,242
2.000%, 11/30/22	10,000,000	10,303,125
2.125%, 12/31/22	35,000,000	36,351,809
1.750%, 1/31/23	20,000,000	20,275,586
2.000%, 2/15/23	40,000,000	41,210,936
1.750%, 5/15/23	25,000,000	25,341,798
2.500%, 8/15/23	30,000,000	31,969,044
2.750%, 11/15/23	15,000,000	16,246,875
2.750%, 2/15/24	20,000,000	21,656,250
2.500%, 5/15/24	10,000,000	10,633,594
2.375%, 8/15/24	20,000,000	21,062,500
2.250%, 11/15/24	30,000,000	31,277,343
2.000%, 2/15/25	20,000,000	20,426,954
2.125%, 5/15/25	27,500,000	28,348,634
2.000%, 8/15/25	23,000,000	23,440,234
2.250%, 11/15/25	20,000,000	20,814,648
1.625%, 2/15/26	10,000,000	9,856,250

		3,124,584,314

Total Government Securities		7,011,580,576

Total Long-Term Debt Securities (88.2%) (Cost $6,958,479,376)		7,064,970,752

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.5%)
iShares® Barclays 1-3 Year Treasury Bond ETF	4,288,450	364,646,903
iShares® Barclays 3-7 Year Treasury Bond ETF	1,306,067	164,499,139
iShares® Barclays 7-10 Year Treasury Bond ETF	2,813,450	310,436,073

Total Investment Companies (10.5%) (Cost $798,559,133)		839,582,115

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	69,200,897	69,200,897

Total Short-Term Investment (0.9%) (Cost $69,200,897)		69,200,897

Total Investments (99.6%) (Cost $7,826,239,406)		7,973,753,764
Other Assets Less Liabilities (0.4%)		28,163,613

Net Assets (100%)		$8,001,917,377

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$9,697,781	$—	$9,697,781
Financials	—	43,692,395	—	43,692,395
Government Securities
Foreign Governments	—	75,115,258	—	75,115,258
U.S. Government Agencies	—	3,811,881,004	—	3,811,881,004
U.S. Treasuries	—	3,124,584,314	—	3,124,584,314
Investment Companies
Exchange Traded Funds (ETFs)	839,582,115	—	—	839,582,115
Short-Term Investments	69,200,897	—	—	69,200,897

Total Assets	$908,783,012	$7,064,970,752	$—	$7,973,753,764

Total Liabilities	$—	$—	$—	$—

Total	$908,783,012	$7,064,970,752	$—	$7,973,753,764

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,893,734
Aggregate gross unrealized depreciation	(1,410,088)

Net unrealized appreciation	$146,483,646

Federal income tax cost of investments	$7,827,270,118

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.0%)
Abacus Property Group (REIT)	44,061	$100,649
Aconex Ltd.*	21,809	105,154
Adelaide Brighton Ltd.	70,180	272,748
AGL Energy Ltd.	106,270	1,498,887
ALS Ltd.	77,009	235,535
Altium Ltd.	17,510	79,192
Alumina Ltd.	390,259	388,899
Amcor Ltd.	182,814	2,010,953
AMP Ltd.	466,883	2,072,178
Ansell Ltd.	24,263	321,573
APA Group	175,899	1,187,900
APN News & Media Ltd.*	129,525	64,537
APN Outdoor Group Ltd.	26,836	133,301
ARB Corp., Ltd.	10,833	124,893
Ardent Leisure Group	69,588	122,155
Aristocrat Leisure Ltd.	94,506	746,169
Asaleo Care Ltd.	59,523	83,042
Asciano Ltd.	153,963	1,057,462
ASX Ltd.	30,556	970,403
Aurizon Holdings Ltd.	331,354	1,005,838
AusNet Services	266,227	304,074
Austal Ltd.	47,015	56,402
Australia & New Zealand Banking Group Ltd.	460,541	8,282,030
Australian Agricultural Co., Ltd.*	53,178	52,993
Australian Pharmaceutical Industries Ltd.	56,822	85,154
Automotive Holdings Group Ltd.	36,693	115,039
Aveo Group	63,255	162,435
Bank of Queensland Ltd.	59,320	551,118
Beach Energy Ltd.	245,910	123,469
Bega Cheese Ltd.	24,094	108,969
Bellamy’s Australia Ltd.	11,547	91,523
Bendigo & Adelaide Bank Ltd.	70,701	480,717
BHP Billiton Ltd.	506,574	6,546,979
BHP Billiton plc	363,505	4,086,874
Blackmores Ltd.	1,992	270,502
BlueScope Steel Ltd.	89,222	423,353
Boral Ltd.	117,378	556,052
Brambles Ltd.	249,228	2,315,474
Breville Group Ltd.	14,757	88,460
Brickworks Ltd.	12,051	146,325
Broadspectrum Ltd.*	77,587	70,477
BT Investment Management Ltd.	25,912	192,670
Burson Group Ltd.	38,926	137,557
BWP Trust (REIT)	76,307	200,046
Caltex Australia Ltd.	42,620	1,111,446
carsales.com Ltd.	34,978	315,314
Challenger Ltd.	89,039	572,641
Charter Hall Group (REIT)	52,119	185,376
Charter Hall Retail REIT (REIT)	51,739	182,042
CIMIC Group Ltd.	15,904	423,766
Cleanaway Waste Management Ltd.	243,856	143,934
Coca-Cola Amatil Ltd.	83,383	565,028
Cochlear Ltd.	8,925	699,881
Commonwealth Bank of Australia	267,343	15,353,488
Computershare Ltd.	80,378	602,583
Corporate Travel Management Ltd.	10,623	109,198
Costa Group Holdings Ltd.	38,812	86,279
Cover-More Group Ltd.	51,384	61,052
Credit Corp. Group Ltd.	7,678	60,975
Cromwell Property Group (REIT)	200,839	160,111
Crown Resorts Ltd.	59,789	571,057
CSL Ltd.	73,375	5,705,554
CSR Ltd.	81,467	206,080
Dexus Property Group (REIT)	157,641	959,467
Domino’s Pizza Enterprises Ltd.	9,961	438,895
Downer EDI Ltd.	69,550	204,724
DUET Group†	318,774	556,399
DuluxGroup Ltd.	60,156	289,587
Estia Health Ltd.	21,977	96,867
Evolution Mining Ltd.	155,721	181,439
Fairfax Media Ltd.	375,935	247,829
FlexiGroup Ltd.	43,579	82,846
Flight Centre Travel Group Ltd.	8,905	295,093
Forge Group Ltd.(b)*†	11,894	—
Fortescue Metals Group Ltd.	268,561	524,957
G8 Education Ltd.	58,062	167,793
Gateway Lifestyle	48,646	100,682
Genworth Mortgage Insurance Australia Ltd.	45,113	86,108
Goodman Group (REIT)	248,705	1,271,601
GPT Group (REIT)	283,314	1,085,872
GrainCorp Ltd., Class A	28,813	166,533
Greencross Ltd.	15,075	86,552
Growthpoint Properties Australia Ltd. (REIT)	28,080	67,588
GUD Holdings Ltd.	13,332	71,129
GWA Group Ltd.	43,222	74,878
Harvey Norman Holdings Ltd.	94,338	339,880
Healthscope Ltd.	273,413	557,495
Iluka Resources Ltd.	66,058	332,177
Incitec Pivot Ltd.	264,499	646,778
Independence Group NL	63,874	138,564
Insurance Australia Group Ltd.	383,797	1,641,634
Investa Office Fund (REIT)	107,174	344,226
InvoCare Ltd.	17,035	164,141
IOOF Holdings Ltd.	41,692	283,476
IPH Ltd.	14,152	70,839
IRESS Ltd.	20,222	179,814
iSentia Group Ltd.	31,535	83,881
Japara Healthcare Ltd.	38,249	89,718
JB Hi-Fi Ltd.	15,345	277,365
LendLease Group	83,716	890,073
Link Administration Holdings Ltd.*	27,830	160,851
Liquefied Natural Gas Ltd.*	72,068	29,279
Macquarie Atlas Roads Group	63,715	234,436
Macquarie Group Ltd.	53,716	2,721,322
Magellan Financial Group Ltd.	20,542	357,130
Mantra Group Ltd.	41,612	144,496
Mayne Pharma Group Ltd.*	112,808	130,142
McMillan Shakespeare Ltd.	12,208	116,882
Medibank Pvt Ltd.	434,723	976,384
Mesoblast Ltd.*	35,362	69,664
Metcash Ltd.*	142,622	190,229
Mineral Resources Ltd.	24,581	113,244
Mirvac Group (REIT)	576,473	855,068
Monadelphous Group Ltd.	14,722	80,350
Myer Holdings Ltd.	126,746	114,160
MYOB Group Ltd.	37,202	93,251
National Australia Bank Ltd.	416,164	8,370,836
National Storage REIT (REIT)	48,788	60,211
Navitas Ltd.	48,257	187,916
Newcrest Mining Ltd.*	120,494	1,566,505
Nine Entertainment Co. Holdings Ltd.	104,472	124,929
Northern Star Resources Ltd.	94,744	249,107
Nufarm Ltd.	28,237	162,338
Oil Search Ltd.	184,631	956,735
Orica Ltd.	58,122	684,786
Origin Energy Ltd.	275,240	1,073,915
Orora Ltd.	190,477	365,025
OZ Minerals Ltd.	49,663	191,488

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
OzForex Group Ltd.	37,269	$57,708
Pacific Brands Ltd.	142,012	112,125
Pact Group Holdings Ltd.	26,679	102,049
Perpetual Ltd.	7,452	248,829
Platinum Asset Management Ltd.	33,797	164,510
Premier Investments Ltd.	14,532	188,480
Primary Health Care Ltd.	78,551	225,800
Programmed Maintenance Services Ltd.	39,694	45,033
Qantas Airways Ltd.*	325,545	1,015,654
QBE Insurance Group Ltd.	215,459	1,801,897
Qube Holdings Ltd.	156,803	283,666
Ramsay Health Care Ltd.	20,352	957,267
REA Group Ltd.	7,693	318,619
Recall Holdings Ltd.	53,498	307,567
Regis Healthcare Ltd.	21,229	81,691
Regis Resources Ltd.	65,847	123,159
Retail Food Group Ltd.	19,854	78,530
SAI Global Ltd.	33,464	96,707
Sandfire Resources NL	25,492	111,578
Santos Ltd.	250,857	774,947
Scentre Group (REIT)	840,447	2,860,446
SEEK Ltd.	54,313	673,632
Select Harvests Ltd.	11,616	36,775
Seven Group Holdings Ltd.	14,838	62,102
Seven West Media Ltd.	148,437	117,198
Shopping Centres Australasia Property Group (REIT)	113,888	199,919
Sigma Pharmaceuticals Ltd.	164,757	133,872
Sirtex Medical Ltd.	9,033	200,249
Sonic Healthcare Ltd.	65,223	938,938
South32 Ltd.*	839,966	943,278
Southern Cross Media Group Ltd.	90,012	76,589
Spark Infrastructure Group	242,327	384,514
Spotless Group Holdings Ltd.	172,485	166,595
St Barbara Ltd.*	77,005	118,056
Star Entertainment Grp Ltd.	123,252	536,640
Steadfast Group Ltd.	115,572	158,579
Stockland Corp., Ltd. (REIT)	375,294	1,228,400
Suncorp Group Ltd.	203,092	1,854,151
Super Retail Group Ltd.	22,406	147,021
Sydney Airport	349,833	1,794,020
Syrah Resources Ltd.*	24,968	77,705
Tabcorp Holdings Ltd.	130,470	428,050
Tassal Group Ltd.	23,534	68,913
Tatts Group Ltd.	230,590	668,148
Technology One Ltd.	31,901	116,644
Telstra Corp., Ltd.	1,929,835	7,884,749
TPG Telecom Ltd.	49,283	428,401
Transurban Group	321,312	2,795,524
Treasury Wine Estates Ltd.	114,912	849,147
Vicinity Centres (REIT)	515,722	1,261,092
Village Roadshow Ltd.	13,490	53,565
Virgin Australia International Holdings Pty Ltd.(b)*†	190,064	—
Virtus Health Ltd.	13,347	64,047
Vocus Communications Ltd.	84,696	540,815
Wesfarmers Ltd.	177,418	5,637,190
Western Areas Ltd.†	33,501	54,840
Westfield Corp. (REIT)	301,754	2,310,782
Westpac Banking Corp.	526,467	12,248,145
Whitehaven Coal Ltd.*	87,559	43,963
Woodside Petroleum Ltd.	111,848	2,225,735
Woolworths Ltd.	200,619	3,398,637
WorleyParsons Ltd.	34,347	141,648

		159,648,074

Belgium (1.7%)
Anheuser-Busch InBev S.A./N.V.	216,645	26,932,347

Chile (0.0%)
Antofagasta plc	60,643	408,840

Finland (0.6%)
Nokia Oyj	1,629,004	9,685,288

France (14.7%)
Air Liquide S.A.	97,191	10,936,605
Airbus Group SE	164,269	10,906,881
BNP Paribas S.A.	496,246	24,975,722
Carrefour S.A.	153,670	4,228,141
Cie de Saint-Gobain	139,614	6,152,910
Danone S.A.	172,350	12,259,277
Engie S.A.	458,700	7,119,462
Essilor International S.A.	61,127	7,550,348
L’Oreal S.A.	68,951	12,353,423
LVMH Moet Hennessy Louis Vuitton SE	76,640	13,124,902
Orange S.A.	575,594	10,083,238
Safran S.A.	99,626	6,969,645
Sanofi S.A.	335,631	27,062,462
Schneider Electric SE	165,909	10,485,277
Societe Generale S.A.	357,783	13,223,299
Total S.A.	692,888	31,584,796
Unibail-Rodamco SE (REIT)	27,866	7,667,169
Vinci S.A.	156,746	11,677,312
Vivendi S.A.	330,867	6,957,601

		235,318,470

Germany (12.9%)
Allianz SE (Registered)	129,034	20,989,032
BASF SE	259,333	19,564,799
Bayer AG (Registered)	233,489	27,445,480
Bayerische Motoren Werke (BMW) AG	90,528	8,313,053
Daimler AG (Registered)	281,407	21,572,751
Deutsche Bank AG (Registered)	389,438	6,624,965
Deutsche Post AG (Registered)	270,714	7,522,470
Deutsche Telekom AG (Registered)	894,744	16,060,987
E.ON SE	564,983	5,424,741
Fresenius SE & Co. KGaA	113,244	8,274,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	47,109	9,581,953
SAP SE	277,634	22,461,892
Siemens AG (Registered)	226,462	24,003,926
TUI AG	81,199	1,258,352
Volkswagen AG (Preference)(q)	51,690	6,578,799

		205,677,323

Ireland (1.1%)
CRH plc	140,302	3,961,662
DCC plc	15,191	1,341,812
Experian plc	165,161	2,953,295
James Hardie Industries plc (CDI)	69,990	958,204
Paddy Power Betfair plc	14,098	1,965,093
Shire plc	101,218	5,755,370

		16,935,436

Italy (2.6%)
Assicurazioni Generali S.p.A.	381,207	5,652,094
Enel S.p.A.	1,978,006	8,773,513
Eni S.p.A.	717,254	10,854,972
Intesa Sanpaolo S.p.A.	4,058,372	11,240,264
UniCredit S.p.A.	1,599,750	5,770,527

		42,291,370

Japan (24.3%)
77 Bank Ltd.	34,000	120,236
ABC-Mart, Inc.	3,700	237,034

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Accordia Golf Co., Ltd.	9,300	$87,344
Acom Co., Ltd.*	62,600	315,378
Adastria Co., Ltd.	3,880	117,732
ADEKA Corp.	11,400	166,424
Advantest Corp.	22,300	206,267
Aeon Co., Ltd.	93,663	1,353,201
Aeon Delight Co., Ltd.	2,800	89,937
AEON Financial Service Co., Ltd.	15,900	375,231
Aeon Mall Co., Ltd.	15,320	226,918
Ai Holdings Corp.	4,238	122,947
Aica Kogyo Co., Ltd.	9,600	201,647
Aichi Bank Ltd.	1,100	46,084
Aichi Steel Corp.	20,102	78,768
Aiful Corp.*	43,800	154,893
Ain Holdings, Inc.	2,920	149,704
Air Water, Inc.	21,000	310,862
Aisan Industry Co., Ltd.	7,700	60,618
Aisin Seiki Co., Ltd.	23,600	889,102
Ajinomoto Co., Inc.	55,000	1,241,037
Alfresa Holdings Corp.	30,400	583,177
Alpen Co., Ltd.	4,000	65,965
Alps Electric Co., Ltd.	19,900	346,917
Amada Holdings Co., Ltd.	36,000	351,220
Amano Corp.	9,930	156,787
ANA Holdings, Inc.	422,303	1,189,855
Anritsu Corp.	16,419	90,305
AOKI Holdings, Inc.	6,358	76,830
Aoyama Trading Co., Ltd.	5,200	199,831
Aozora Bank Ltd.	162,000	565,694
Aplus Financial Co., Ltd.*	68,412	62,002
Ariake Japan Co., Ltd.	2,067	121,216
Asahi Glass Co., Ltd.	121,000	662,277
Asahi Group Holdings Ltd.	45,700	1,424,052
Asahi Kasei Corp.	145,760	985,462
Asatsu-DK, Inc.	4,800	123,599
Asics Corp.	22,000	391,932
ASKUL Corp.	2,274	92,540
Astellas Pharma, Inc.	254,700	3,386,721
Autobacs Seven Co., Ltd.	12,300	207,650
Avex Group Holdings, Inc.	5,735	74,754
Awa Bank Ltd.	21,392	103,591
Azbil Corp.	9,000	230,388
Bandai Namco Holdings, Inc.	23,500	512,408
Bank of Iwate Ltd.	1,900	68,879
Bank of Kyoto Ltd.	47,000	306,526
Bank of the Ryukyus Ltd.	4,185	47,002
Bank of Yokohama Ltd.†	154,000	699,907
Belluna Co., Ltd.	22,437	113,835
Benesse Holdings, Inc.	8,700	250,460
Bic Camera, Inc.	10,045	91,217
BML, Inc.	2,511	97,276
Bridgestone Corp.	78,800	2,944,191
Brother Industries Ltd.	31,500	362,175
Calbee, Inc.	10,696	424,818
Calsonic Kansei Corp.	18,507	137,637
Canon Electronics, Inc.	2,833	41,685
Canon Marketing Japan, Inc.	6,200	108,305
Canon, Inc.	119,934	3,575,268
Capcom Co., Ltd.	6,158	150,195
Casio Computer Co., Ltd.	24,600	496,393
Central Glass Co., Ltd.	26,000	141,152
Central Japan Railway Co.	19,726	3,488,791
Century Tokyo Leasing Corp.	7,500	278,222
Chiba Bank Ltd.	95,338	475,229
Chiyoda Co., Ltd.	3,062	88,150
Chiyoda Corp.	24,000	175,930
Chofu Seisakusho Co., Ltd.	3,200	74,153
Chubu Electric Power Co., Inc.	68,800	960,675
Chudenko Corp.	2,400	47,959
Chugai Pharmaceutical Co., Ltd.	24,800	767,942
Chugai Ro Co., Ltd.	19,300	33,783
Chugoku Bank Ltd.	21,000	218,686
Chugoku Electric Power Co., Inc.	27,820	375,729
Ci:z Holdings Co., Ltd.	5,000	102,403
Citizen Holdings Co., Ltd.	35,300	200,110
CKD Corp.	9,000	74,290
Cleanup Corp.	10,500	71,931
CMK Corp.	31,223	123,177
Coca-Cola Central Japan Co., Ltd.	8,738	145,032
Coca-Cola West Co., Ltd.	11,100	274,775
Cocokara fine, Inc.	2,255	97,978
COLOPL, Inc.	4,411	94,181
Colowide Co., Ltd.	5,764	87,168
COMSYS Holdings Corp.	10,500	162,148
COOKPAD, Inc.	4,896	78,435
Cosel Co., Ltd.	4,700	45,144
Cosmos Pharmaceutical Corp.	1,165	193,675
Create SD Holdings Co., Ltd.	4,152	104,404
Credit Saison Co., Ltd.	20,400	355,090
CyberAgent, Inc.	6,143	285,467
Dai Nippon Printing Co., Ltd.	66,000	586,432
Daibiru Corp.	6,400	54,023
Daicel Corp.	37,000	505,629
Daido Steel Co., Ltd.	39,000	135,146
Daifuku Co., Ltd.	14,100	237,662
Daihatsu Motor Co., Ltd.	28,000	394,580
Daihen Corp.	17,500	79,613
Dai-ichi Life Insurance Co., Ltd.	142,598	1,726,330
Daiichi Sankyo Co., Ltd.	76,400	1,698,796
Dai-ichi Seiko Co., Ltd.	10,364	114,649
Daiichikosho Co., Ltd.	3,822	166,403
Daikin Industries Ltd.	32,400	2,421,687
Daikyo, Inc.	61,482	97,786
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,192	76,737
Daio Paper Corp.	10,000	84,322
Daiseki Co., Ltd.	5,400	88,381
Daishi Bank Ltd.	30,000	103,159
Daito Trust Construction Co., Ltd.	9,500	1,348,883
Daiwa House Industry Co., Ltd.	72,000	2,025,430
Daiwa Securities Group, Inc.	212,518	1,307,266
DCM Holdings Co., Ltd.	13,400	96,799
DeNA Co., Ltd.	13,013	224,197
Denki Kagaku Kogyo KK	48,000	197,468
Denki Kogyo Co., Ltd.	14,500	67,640
Denso Corp.	56,200	2,259,086
Dentsu, Inc.	25,900	1,300,235
DIC Corp.	89,000	212,724
Dip Corp.	4,262	100,354
Disco Corp.	3,400	288,205
DMG Mori Co., Ltd.	17,900	164,614
Don Quijote Holdings Co., Ltd.	15,600	541,970
Doutor Nichires Holdings Co., Ltd.	5,500	88,844
Dowa Holdings Co., Ltd.	28,000	155,991
Duskin Co., Ltd.	9,300	167,085
Eagle Industry Co., Ltd.	5,758	75,873
East Japan Railway Co.	39,998	3,451,958
Ebara Corp.	59,000	246,390
Eisai Co., Ltd.	29,300	1,762,504
Eizo Corp.	3,000	75,490
Electric Power Development Co., Ltd.	19,400	605,900
Enplas Corp.	1,027	38,052
euglena Co., Ltd.*	9,019	130,703
Exedy Corp.	3,600	79,584

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ezaki Glico Co., Ltd.	6,500	$333,244
F@N Communications, Inc.	9,152	68,714
FamilyMart Co., Ltd.	8,100	421,032
Fancl Corp.	7,600	103,656
FANUC Corp.	22,533	3,500,729
Fast Retailing Co., Ltd.	4,600	1,472,229
FCC Co., Ltd.	4,261	72,010
FP Corp.	2,400	102,679
Fuji Co., Ltd.	3,400	69,997
Fuji Electric Co., Ltd.	67,000	231,578
Fuji Heavy Industries Ltd.	69,000	2,437,025
Fuji Kyuko Co., Ltd.	8,563	117,704
Fuji Machine Manufacturing Co., Ltd.	8,042	82,103
Fuji Media Holdings, Inc.	27,600	303,111
Fuji Oil Co., Ltd.	7,100	128,001
Fuji Seal International, Inc.	2,830	100,331
Fujifilm Holdings Corp.	52,768	2,086,902
Fujikura Ltd.	51,000	240,171
Fujitsu General Ltd.	7,720	119,149
Fujitsu Ltd.	217,000	803,254
Fukuoka Financial Group, Inc.	106,000	345,657
Fukuyama Transporting Co., Ltd.	19,000	92,683
Furukawa Electric Co., Ltd.	108,000	233,187
Futaba Corp.	6,500	92,061
Futaba Industrial Co., Ltd.	9,500	37,900
Fuyo General Lease Co., Ltd.	2,579	110,108
Glory Ltd.	8,900	302,479
GMO Internet, Inc.	8,424	112,500
GMO Payment Gateway, Inc.	2,281	154,438
Goldcrest Co., Ltd.	3,120	46,629
Gree, Inc.	14,234	78,161
GS Yuasa Corp.	61,000	260,705
Gulliver International Co., Ltd.	8,751	108,936
GungHo Online Entertainment, Inc.	39,210	110,441
Gunma Bank Ltd.	54,000	223,111
Gunze Ltd.	24,000	67,813
H2O Retailing Corp.	9,500	164,010
Hachijuni Bank Ltd.	43,000	185,304
Hakuhodo DY Holdings, Inc.	35,770	405,231
Hamamatsu Photonics KK	17,760	489,980
Hankyu Hanshin Holdings, Inc.	160,000	1,020,747
Haseko Corp.	32,800	305,428
Hazama Ando Corp.	19,377	94,350
Heiwa Corp.	10,800	223,878
Heiwa Real Estate Co., Ltd.	4,651	57,856
Heiwado Co., Ltd.	3,000	62,268
Hikari Tsushin, Inc.	2,400	182,754
Hino Motors Ltd.	32,439	350,778
Hirose Electric Co., Ltd.	3,720	410,193
Hiroshima Bank Ltd.	73,000	266,587
HIS Co., Ltd.	4,670	130,500
Hisaka Works Ltd.	5,400	39,488
Hisamitsu Pharmaceutical Co., Inc.	7,000	312,853
Hitachi Capital Corp.	4,800	104,492
Hitachi Chemical Co., Ltd.	14,700	264,494
Hitachi Construction Machinery Co., Ltd.	15,400	244,659
Hitachi High-Technologies Corp.	9,800	276,032
Hitachi Koki Co., Ltd.	8,500	56,191
Hitachi Kokusai Electric, Inc.	7,250	87,158
Hitachi Ltd.	554,778	2,595,816
Hitachi Maxell Ltd.	6,700	101,978
Hitachi Metals Ltd.	26,990	278,425
Hitachi Transport System Ltd.	6,300	105,350
Hitachi Zosen Corp.	19,500	92,523
Hogy Medical Co., Ltd.	1,800	96,601
Hokkaido Electric Power Co., Inc.*	25,319	212,145
Hokuetsu Kishu Paper Co., Ltd.	6,026	35,927
Hokuhoku Financial Group, Inc.	177,000	232,760
Hokuriku Electric Power Co.	21,919	310,249
Hokuto Corp.	3,600	71,204
Honda Motor Co., Ltd.	198,228	5,435,440
Horiba Ltd.	5,500	205,251
Hoshizaki Electric Co., Ltd.	5,000	417,166
House Foods Group, Inc.	8,400	157,036
Hoya Corp.	50,400	1,917,121
Hulic Co., Ltd.	44,679	427,159
Ibiden Co., Ltd.	13,900	169,944
IBJ Leasing Co., Ltd.	4,188	74,349
Ichigo, Inc.	25,927	107,122
Icom, Inc.	2,600	47,521
Idec Corp.	7,600	72,256
Idemitsu Kosan Co., Ltd.	16,000	285,610
IHI Corp.	183,000	386,992
Iida Group Holdings Co., Ltd.	20,786	405,396
Inaba Denki Sangyo Co., Ltd.	3,031	95,472
Inageya Co., Ltd.	6,500	81,723
INPEX Corp.	131,521	997,407
Internet Initiative Japan, Inc.	3,198	65,725
Iseki & Co., Ltd.	41,000	80,510
Isetan Mitsukoshi Holdings Ltd.	45,600	532,800
Isuzu Motors Ltd.	65,500	676,272
IT Holdings Corp.	9,100	215,402
Ito En Ltd.	9,000	284,286
ITOCHU Corp.	168,400	2,073,858
Itochu Techno-Solutions Corp.	5,600	105,686
Itoham Foods, Inc.†	15,000	98,227
Iwatani Corp.	26,988	156,828
Iyo Bank Ltd.	24,000	157,164
Izumi Co., Ltd.	5,300	228,633
J. Front Retailing Co., Ltd.	29,000	384,708
Jaccs Co., Ltd.	15,528	64,433
Jafco Co., Ltd.	3,600	110,676
Japan Airlines Co., Ltd.	44,046	1,613,200
Japan Airport Terminal Co., Ltd.	7,200	255,898
Japan Aviation Electronics Industry Ltd.	10,685	125,131
Japan Cash Machine Co., Ltd.	6,102	49,230
Japan Communications, Inc.*	26,110	44,079
Japan Digital Laboratory Co., Ltd.	6,400	91,554
Japan Display, Inc.*	45,302	88,555
Japan Exchange Group, Inc.	63,035	965,590
Japan Petroleum Exploration Co., Ltd.	5,700	127,730
Japan Post Bank Co., Ltd.	42,266	520,133
Japan Post Holdings Co., Ltd.	51,329	685,025
Japan Post Insurance Co., Ltd.	6,712	155,119
Japan Pulp & Paper Co., Ltd.	20,100	57,508
Japan Radio Co., Ltd.	23,400	62,167
Japan Steel Works Ltd.	52,000	164,023
Japan Tobacco, Inc.	145,916	6,080,644
JFE Holdings, Inc.	64,200	864,785
JGC Corp.	30,000	449,154
J-Oil Mills, Inc.	23,100	70,606
Joshin Denki Co., Ltd.	7,400	56,875
Joyo Bank Ltd.	101,000	346,404
JSR Corp.	23,500	337,847
JTEKT Corp.	25,700	333,396
Juroku Bank Ltd.	32,000	95,535
JVC Kenwood Corp.	19,300	49,903
JX Holdings, Inc.	288,000	1,110,084
kabu.com Securities Co., Ltd.	29,820	95,386
Kadokawa Dwango	6,440	99,279
Kaga Electronics Co., Ltd.	5,500	69,785

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kagome Co., Ltd.	12,800	$250,211
Kajima Corp.	114,000	715,127
Kakaku.com, Inc.	17,876	331,964
Kaken Pharmaceutical Co., Ltd.	4,500	272,291
Kamigumi Co., Ltd.	26,000	244,649
Kanagawa Chuo Kotsu Co., Ltd.	14,700	87,642
Kandenko Co., Ltd.	16,000	114,159
Kaneka Corp.	31,000	265,529
Kanematsu Corp.	67,103	97,782
Kansai Electric Power Co., Inc.*	87,066	771,058
Kansai Paint Co., Ltd.	27,000	433,746
Kao Corp.	61,700	3,290,996
Kappa Create Co., Ltd.	5,800	63,388
Katakura Industries Co., Ltd.	7,200	75,682
Kawasaki Heavy Industries Ltd.	177,000	511,129
Kawasaki Kisen Kaisha Ltd.	100,000	193,700
KDDI Corp.	219,887	5,873,031
Keihan Electric Railway Co., Ltd.	52,000	366,396
Keihin Corp.	5,700	85,137
Keikyu Corp.	69,000	606,957
Keio Corp.	61,000	535,501
Keisei Electric Railway Co., Ltd.	33,000	464,161
Kenedix, Inc.	26,600	116,284
Kewpie Corp.	13,000	294,780
Key Coffee, Inc.	4,000	66,320
Keyence Corp.	5,040	2,749,172
Kikkoman Corp.	19,371	636,836
Kinden Corp.	15,000	183,926
Kinki Sharyo Co., Ltd.	13,400	39,053
Kintetsu Department Store Co., Ltd.*	28,164	75,574
Kintetsu Group Holdings Co., Ltd.	232,000	939,997
Kintetsu World Express, Inc.	5,800	77,096
Kirin Holdings Co., Ltd.	102,000	1,430,148
Kissei Pharmaceutical Co., Ltd.	4,000	92,194
Kitz Corp.	19,319	83,596
Kiyo Bank Ltd.	12,600	142,855
Koa Corp.	5,800	42,929
Kobayashi Pharmaceutical Co., Ltd.	3,500	307,255
Kobe Steel Ltd.	452,000	397,601
Koei Tecmo Holdings Co., Ltd.	7,070	108,238
Koito Manufacturing Co., Ltd.	13,000	589,098
Kokuyo Co., Ltd.	14,200	166,168
Komatsu Ltd.	114,300	1,945,878
Komeri Co., Ltd.	4,300	87,876
Komori Corp.	7,900	91,954
Konami Corp.	9,200	272,211
Konica Minolta, Inc.	54,000	458,697
Kose Corp.	4,100	398,907
K’s Holdings Corp.	7,200	238,625
Kubota Corp.	109,000	1,488,103
Kumagai Gumi Co., Ltd.	32,711	83,125
Kumiai Chemical Industry Co., Ltd.	5,112	45,876
Kurabo Industries Ltd.	39,100	67,746
Kuraray Co., Ltd.	44,000	537,954
Kureha Corp.	24,000	76,343
Kurita Water Industries Ltd.	16,300	371,781
Kusuri No Aoki Co., Ltd.	2,026	110,710
KYB Corp.	19,231	56,901
Kyocera Corp.	35,700	1,572,392
Kyoei Steel Ltd.	5,000	75,170
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	76,534
Kyorin Holdings, Inc.	9,000	171,451
Kyoritsu Maintenance Co., Ltd.	1,335	115,179
Kyowa Exeo Corp.	9,800	108,845
Kyowa Hakko Kirin Co., Ltd.	30,000	478,742
Kyudenko Corp.	3,588	85,408
Kyushu Electric Power Co., Inc.*	52,100	495,794
Kyushu Financial Group, Inc.	34,349	198,076
Lawson, Inc.	9,000	753,299
Leopalace21 Corp.	22,700	137,154
Lintec Corp.	5,800	103,791
Lion Corp.	27,000	304,438
Lixil Group Corp.	33,200	677,009
M3, Inc.	22,414	564,009
Mabuchi Motor Co., Ltd.	6,900	321,258
Macnica Fuji Electronics Holdings, Inc.	7,250	86,192
Maeda Corp.	15,009	111,889
Maeda Kosen Co., Ltd.	7,188	73,065
Maeda Road Construction Co., Ltd.	10,000	164,912
Makino Milling Machine Co., Ltd.	13,507	82,690
Makita Corp.	15,365	952,932
Marubeni Corp.	215,000	1,088,898
Maruha Nichiro Corp.	5,013	93,494
Marui Group Co., Ltd.	27,500	394,131
Maruichi Steel Tube Ltd.	7,800	213,808
Maruwa Co., Ltd.	2,900	70,732
Maruzen Showa Unyu Co., Ltd.	22,000	77,214
Marvelous, Inc.	7,616	68,347
Matsuda Sangyo Co., Ltd.	4,000	41,583
Matsui Securities Co., Ltd.	10,900	92,879
Matsumotokiyoshi Holdings Co., Ltd.	5,900	308,774
Matsuya Co., Ltd.	7,173	65,965
Matsuya Foods Co., Ltd.	4,300	106,062
Max Co., Ltd.	6,000	61,629
Mazda Motor Corp.	73,800	1,145,246
Medipal Holdings Corp.	23,000	364,174
Megmilk Snow Brand Co., Ltd.	8,204	206,221
Meidensha Corp.	22,000	100,280
Meiji Holdings Co., Ltd.	15,100	1,214,225
Meitec Corp.	2,601	90,941
Mie Bank Ltd.	26,100	46,381
Minebea Co., Ltd.	37,000	288,649
Miraca Holdings, Inc.	6,996	287,498
Mirait Holdings Corp.	9,786	77,909
MISUMI Group, Inc.	24,300	347,837
Mitsuba Corp.	3,235	49,986
Mitsubishi Chemical Holdings Corp.	169,000	882,203
Mitsubishi Corp.	162,232	2,747,472
Mitsubishi Electric Corp.	232,000	2,431,419
Mitsubishi Estate Co., Ltd.	160,957	2,989,743
Mitsubishi Gas Chemical Co., Inc.	53,000	285,379
Mitsubishi Heavy Industries Ltd.	406,000	1,508,273
Mitsubishi Logistics Corp.	18,000	236,385
Mitsubishi Materials Corp.	143,000	404,052
Mitsubishi Motors Corp.	96,000	719,072
Mitsubishi Pencil Co., Ltd.	2,316	99,394
Mitsubishi Research Institute, Inc.	3,100	98,196
Mitsubishi Shokuhin Co., Ltd.	2,500	63,575
Mitsubishi Tanabe Pharma Corp.	29,000	504,269
Mitsubishi UFJ Financial Group, Inc.	1,736,673	8,047,225
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	268,541
Mitsui & Co., Ltd.	194,120	2,233,643
Mitsui Chemicals, Inc.	119,000	396,508
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	191,070
Mitsui Fudosan Co., Ltd.	116,823	2,914,736
Mitsui Home Co., Ltd.	13,400	62,627
Mitsui Mining & Smelting Co., Ltd.	97,000	155,138
Mitsui O.S.K. Lines Ltd.	139,863	284,585
Mitsui Sugar Co., Ltd.	19,300	86,086
Mitsumi Electric Co., Ltd.*	11,968	55,616
Miura Co., Ltd.	11,508	214,832

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Miyazaki Bank Ltd.	26,800	$65,247
Mizuho Financial Group, Inc.	3,062,502	4,574,229
Mizuno Corp.	15,800	72,862
Mochida Pharmaceutical Co., Ltd.	2,000	148,563
Modec, Inc.	4,491	65,802
MonotaRO Co., Ltd.	8,044	239,079
Morinaga & Co., Ltd.	35,100	178,705
Morinaga Milk Industry Co., Ltd.	22,000	117,873
MOS Food Services, Inc.	4,100	107,140
MS&AD Insurance Group Holdings, Inc.	67,104	1,869,813
Murata Manufacturing Co., Ltd.	23,022	2,775,854
Musashi Seimitsu Industry Co., Ltd.	3,100	61,534
Nabtesco Corp.	14,000	314,221
Nagase & Co., Ltd.	18,000	197,841
Nagoya Railroad Co., Ltd.	84,000	392,590
Nankai Electric Railway Co., Ltd.	49,000	266,018
NEC Corp.	302,000	759,394
NEC Networks & System Integration Corp.	2,159	33,571
NET One Systems Co., Ltd.	14,580	78,765
Nexon Co., Ltd.	24,571	418,959
Next Co., Ltd.	8,504	104,350
NGK Insulators Ltd.	29,000	535,706
NGK Spark Plug Co., Ltd.	22,000	421,058
NH Foods Ltd.	19,000	418,677
NHK Spring Co., Ltd.	25,000	239,238
Nichias Corp.	14,969	89,512
Nichicon Corp.	10,400	72,447
Nichi-iko Pharmaceutical Co., Ltd.	6,073	140,082
Nichirei Corp.	26,000	211,613
Nidec Corp.	27,386	1,873,913
Nifco, Inc.	4,400	211,507
Nihon Kohden Corp.	11,800	293,362
Nihon M&A Center, Inc.	3,987	232,039
Nihon Nohyaku Co., Ltd.	8,530	43,277
Nihon Parkerizing Co., Ltd.	12,170	110,081
Nihon Trim Co., Ltd.	1,921	89,099
Nihon Unisys Ltd.	7,700	102,010
Nikkon Holdings Co., Ltd.	9,000	163,135
Nikon Corp.	42,100	644,153
Nintendo Co., Ltd.	13,711	1,949,229
Nippo Corp.	6,148	103,409
Nippon Carbon Co., Ltd.	22,500	47,981
Nippon Chemi-Con Corp.	35,035	49,185
Nippon Densetsu Kogyo Co., Ltd.	4,990	100,292
Nippon Electric Glass Co., Ltd.	54,000	276,369
Nippon Express Co., Ltd.	103,000	468,577
Nippon Flour Mills Co., Ltd.	17,000	139,722
Nippon Gas Co., Ltd.	3,770	85,118
Nippon Kayaku Co., Ltd.	15,000	151,673
Nippon Light Metal Holdings Co., Ltd.	52,529	86,346
Nippon Paint Holdings Co., Ltd.	18,000	399,360
Nippon Paper Industries Co., Ltd.	16,100	286,537
Nippon Sharyo Ltd.*	14,000	34,457
Nippon Sheet Glass Co., Ltd.*	117,000	83,167
Nippon Shinyaku Co., Ltd.	6,000	234,573
Nippon Shokubai Co., Ltd.	4,000	203,652
Nippon Signal Co., Ltd.	8,900	73,623
Nippon Steel & Sumikin Bussan Corp.	27,116	90,351
Nippon Steel & Sumitomo Metal Corp.	107,469	2,064,490
Nippon Suisan Kaisha Ltd.	32,900	159,903
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	42,985
Nippon Telegraph & Telephone Corp.	167,108	7,198,361
Nippon Television Holdings, Inc.	21,070	347,656
Nippon Thompson Co., Ltd.	11,000	39,291
Nippon Valqua Industries Ltd.	22,000	57,666
Nippon Yusen KK	216,000	416,473
Nipro Corp.	13,900	132,028
Nishimatsu Construction Co., Ltd.	29,111	124,933
Nishimatsuya Chain Co., Ltd.	7,500	75,170
Nishi-Nippon City Bank Ltd.	73,000	129,077
Nishi-Nippon Railroad Co., Ltd.	28,000	182,611
Nishio Rent All Co., Ltd.	3,963	93,877
Nissan Chemical Industries Ltd.	14,000	360,745
Nissan Motor Co., Ltd.	307,480	2,845,443
Nissan Shatai Co., Ltd.	13,000	130,872
Nisshin Seifun Group, Inc.	28,825	458,198
Nisshin Steel Co., Ltd.	10,857	126,663
Nisshinbo Holdings, Inc.	12,000	127,416
Nissin Electric Co., Ltd.	11,000	120,023
Nissin Foods Holdings Co., Ltd.	10,700	502,937
Nissin Kogyo Co., Ltd.	4,986	67,162
Nitori Holdings Co., Ltd.	9,250	847,372
Nitta Corp.	3,600	90,684
Nitto Boseki Co., Ltd.	20,312	65,514
Nitto Denko Corp.	18,000	1,000,720
Nitto Kogyo Corp.	5,056	80,594
Nitto Kohki Co., Ltd.	2,800	55,455
Noevir Holdings Co., Ltd.	2,811	80,800
NOF Corp.	21,020	149,042
NOK Corp.	11,800	201,516
Nomura Holdings, Inc.	431,802	1,929,479
Nomura Real Estate Holdings, Inc.	15,900	293,856
Nomura Research Institute Ltd.	15,968	537,729
Noritake Co., Ltd.	19,900	44,912
North Pacific Bank Ltd.	48,800	123,577
NS Solutions Corp.	4,600	90,287
NS United Kaiun Kaisha Ltd.	28,700	38,761
NSD Co., Ltd.	6,930	102,461
NSK Ltd.	49,000	448,443
NTN Corp.	53,000	169,061
NTT Data Corp.	14,761	741,034
NTT DoCoMo, Inc.	166,843	3,783,969
NTT Urban Development Corp.	15,400	150,654
Obayashi Corp.	77,000	759,430
Obic Business Consultants Co., Ltd.	1,350	57,397
Obic Co., Ltd.	8,190	432,987
Odakyu Electric Railway Co., Ltd.	74,000	805,456
Ogaki Kyoritsu Bank Ltd.	28,000	84,588
Ohsho Food Service Corp.	2,130	65,389
Oiles Corp.	4,560	68,190
Oita Bank Ltd.	21,000	65,494
Oji Holdings Corp.	100,000	401,617
Okabe Co., Ltd.	7,367	52,628
Okamura Corp.	10,799	103,149
Okasan Securities Group, Inc.	19,000	99,267
Oki Electric Industry Co., Ltd.	108,244	152,924
Okuma Corp.	22,400	156,638
Okumura Corp.	25,000	132,169
Olympus Corp.	33,200	1,290,595
Omron Corp.	26,800	797,725
Ono Pharmaceutical Co., Ltd.	53,885	2,281,417
Onward Holdings Co., Ltd.	15,000	102,492
Oracle Corp. Japan	5,000	280,777
Organo Corp.	9,300	34,376
Orient Corp.*	97,027	193,114
Oriental Land Co., Ltd.	24,600	1,742,076
Orix Corp.	155,726	2,221,494
Osaka Gas Co., Ltd.	235,000	902,874

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
OSG Corp.	14,700	$274,421
Otsuka Corp.	5,800	306,118
Otsuka Holdings Co., Ltd.	49,139	1,784,888
Pack Corp.	4,000	96,104
Paltac Corp.	3,800	67,292
PanaHome Corp.	13,000	97,605
Panasonic Corp.	259,770	2,385,466
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	62,803
Paramount Bed Holdings Co., Ltd.	2,661	97,295
Parco Co., Ltd.	8,506	72,026
Paris Miki Holdings, Inc.	7,300	29,967
Park24 Co., Ltd.	10,900	305,078
Penta-Ocean Construction Co., Ltd.	29,322	122,712
PeptiDream, Inc.*	2,799	170,360
Pigeon Corp.	15,840	413,364
Pilot Corp.	4,200	160,096
Plenus Co., Ltd.	4,700	84,775
Pola Orbis Holdings, Inc.	2,748	227,810
Rakuten, Inc.	115,645	1,115,400
Recruit Holdings Co., Ltd.	47,892	1,461,718
Relia, Inc.	6,150	56,885
Relo Holdings, Inc.	873	117,052
Renesas Electronics Corp.*	8,900	57,254
Rengo Co., Ltd.	21,000	105,984
Resona Holdings, Inc.	260,400	929,198
Resorttrust, Inc.	10,200	229,204
Ricoh Co., Ltd.	71,000	722,964
Ricoh Leasing Co., Ltd.	2,500	74,304
Riken Corp.	16,000	52,317
Riken Vitamin Co., Ltd.	1,549	55,260
Rinnai Corp.	4,800	423,937
Rohm Co., Ltd.	11,200	471,705
Rohto Pharmaceutical Co., Ltd.	15,000	273,224
Round One Corp.	11,100	62,628
Ryobi Ltd.	18,700	73,773
Ryohin Keikaku Co., Ltd.	2,500	528,677
Saibu Gas Co., Ltd.	4,103	9,479
Saizeriya Co., Ltd.	4,200	86,467
Sakai Chemical Industry Co., Ltd.	14,100	38,713
San-A Co., Ltd.	2,121	100,260
Sanden Holdings Corp.	18,200	52,072
Sangetsu Co., Ltd.	11,200	203,112
San-In Godo Bank Ltd.	15,000	92,763
Sankyo Co., Ltd.	7,700	286,668
Sankyo Tateyama, Inc.	10,417	135,043
Sankyu, Inc.	40,000	182,682
Sanoh Industrial Co., Ltd.	7,800	42,623
Sanrio Co., Ltd.	6,400	125,162
Santen Pharmaceutical Co., Ltd.	44,800	673,921
Sanwa Holdings Corp.	31,000	230,548
Sanyo Chemical Industries Ltd.	9,400	66,233
Sanyo Electric Railway Co., Ltd.	24,625	109,182
Sanyo Shokai Ltd.	18,600	42,308
Sapporo Holdings Ltd.	52,000	258,741
Sawai Pharmaceutical Co., Ltd.	4,400	275,623
SBI Holdings, Inc.	29,097	295,507
Screen Holdings Co., Ltd.	25,000	197,699
SCSK Corp.	6,300	246,301
Secom Co., Ltd.	24,700	1,836,067
Sega Sammy Holdings, Inc.	27,471	299,497
Seibu Holdings, Inc.	21,536	455,615
Seiko Epson Corp.	37,200	600,912
Seiko Holdings Corp.	20,878	82,737
Seino Holdings Co., Ltd.	16,000	172,447
Seiren Co., Ltd.	9,500	106,780
Sekisui Chemical Co., Ltd.	59,000	726,589
Sekisui House Ltd.	86,000	1,451,482
Sekisui Jushi Corp.	7,100	95,133
Senshu Ikeda Holdings, Inc.	18,340	65,998
Seven & i Holdings Co., Ltd.	90,979	3,873,752
Seven Bank Ltd.	99,354	423,741
Sharp Corp.*	192,000	220,072
Shiga Bank Ltd.	22,000	92,656
Shikoku Electric Power Co., Inc.	20,885	280,025
Shimachu Co., Ltd.	6,100	145,637
Shimadzu Corp.	28,000	439,113
Shimamura Co., Ltd.	3,300	411,969
Shimano, Inc.	8,797	1,378,818
Shimizu Corp.	80,000	678,129
Shimojima Co., Ltd.	5,300	52,602
Shinagawa Refractories Co., Ltd.	21,703	38,761
Shin-Etsu Chemical Co., Ltd.	41,814	2,163,799
Shin-Etsu Polymer Co., Ltd.	11,000	58,936
Shinko Electric Industries Co., Ltd.	8,500	47,808
Shinsei Bank Ltd.	228,000	297,801
Shionogi & Co., Ltd.	34,700	1,633,177
Ship Healthcare Holdings, Inc.	4,518	113,808
Shiseido Co., Ltd.	44,900	1,002,166
Shizuoka Bank Ltd.	68,000	490,613
Sho-Bond Holdings Co., Ltd.	2,683	102,032
Shochiku Co., Ltd.	19,000	179,119
Showa Corp.	3,734	32,581
Showa Denko KK	175,000	180,372
Showa Sangyo Co., Ltd.	24,500	101,444
Showa Shell Sekiyu KK	30,300	271,918
Sintokogio Ltd.	7,500	66,307
SKY Perfect JSAT Holdings, Inc.	18,341	106,743
Skylark Co., Ltd.	7,890	104,176
SMC Corp.	7,100	1,649,065
SMK Corp.	16,209	83,245
SoftBank Group Corp.	122,649	5,847,746
Sohgo Security Services Co., Ltd.	8,100	439,024
Sojitz Corp.	154,100	316,292
Sompo Japan Nipponkoa Holdings, Inc.	50,500	1,430,486
Sony Corp.	155,393	3,994,420
Sony Financial Holdings, Inc.	24,977	319,134
Sotetsu Holdings, Inc.	50,000	306,544
Square Enix Holdings Co., Ltd.	10,400	280,919
St. Marc Holdings Co., Ltd.	2,948	81,332
Stanley Electric Co., Ltd.	16,900	382,163
Star Micronics Co., Ltd.	6,600	74,008
Start Today Co., Ltd.	6,669	269,024
Sugi Holdings Co., Ltd.	5,000	263,894
Sumco Corp.	21,300	133,994
Sumitomo Bakelite Co., Ltd.	24,000	94,042
Sumitomo Chemical Co., Ltd.	181,000	818,597
Sumitomo Corp.	141,300	1,404,274
Sumitomo Dainippon Pharma Co., Ltd.	21,398	246,406
Sumitomo Electric Industries Ltd.	97,891	1,190,748
Sumitomo Forestry Co., Ltd.	17,200	197,606
Sumitomo Heavy Industries Ltd.	66,000	272,691
Sumitomo Metal Mining Co., Ltd.	69,000	685,126
Sumitomo Mitsui Construction Co., Ltd.	79,018	70,912
Sumitomo Mitsui Financial Group, Inc.	171,879	5,210,815
Sumitomo Mitsui Trust Holdings, Inc.	468,071	1,370,796
Sumitomo Osaka Cement Co., Ltd.	65,000	255,276
Sumitomo Real Estate Sales Co., Ltd.	4,960	95,502
Sumitomo Realty & Development Co., Ltd.	51,880	1,518,439

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Rubber Industries Ltd.	23,600	$364,658
Sumitomo Warehouse Co., Ltd.	17,000	86,552
Sundrug Co., Ltd.	4,600	344,147
Suntory Beverage & Food Ltd.	17,124	771,413
Suruga Bank Ltd.	26,000	456,955
Suzuken Co., Ltd.	11,220	381,327
Suzuki Motor Corp.	48,100	1,286,855
SWCC Showa Holdings Co., Ltd.*	60,300	33,754
Sysmex Corp.	17,176	1,074,406
T Hasegawa Co., Ltd.	7,045	106,728
T&D Holdings, Inc.	81,800	762,798
T.Rad Co., Ltd.	17,200	27,662
Tadano Ltd.	15,552	144,403
Taihei Dengyo Kaisha Ltd.	8,600	71,676
Taiheiyo Cement Corp.	158,000	363,606
Taikisha Ltd.	4,599	110,904
Taisei Corp.	127,000	839,558
Taisho Pharmaceutical Holdings Co., Ltd.	5,305	420,459
Taiyo Holdings Co., Ltd.	2,863	96,921
Taiyo Nippon Sanso Corp.	18,000	170,812
Taiyo Yuden Co., Ltd.	15,000	146,341
Takamatsu Construction Group Co., Ltd.	5,659	121,984
Takara Holdings, Inc.	18,000	148,261
Takara Standard Co., Ltd.	12,000	109,076
Takasago Thermal Engineering Co., Ltd.	7,533	94,644
Takashimaya Co., Ltd.	33,000	275,916
Takata Corp.	9,100	35,415
Takeda Pharmaceutical Co., Ltd.	90,764	4,142,022
Takuma Co., Ltd.	12,205	109,205
Tamron Co., Ltd.	2,969	48,672
TDK Corp.	13,700	760,807
TechnoPro Holdings, Inc.	3,425	101,644
Teijin Ltd.	98,000	341,339
Temp Holdings Co., Ltd.	18,066	261,973
Terumo Corp.	34,100	1,222,564
THK Co., Ltd.	16,300	300,669
Toagosei Co., Ltd.	17,000	141,534
Tobu Railway Co., Ltd.	126,000	628,069
TOC Co., Ltd.	5,823	49,256
Tocalo Co., Ltd.	3,700	66,540
Toda Corp.	32,000	154,676
Toei Co., Ltd.	12,400	110,399
Toho Co., Ltd.	16,200	426,214
Toho Gas Co., Ltd.	50,000	354,969
Toho Holdings Co., Ltd.	9,200	196,842
Toho Titanium Co., Ltd.	5,100	36,751
Tohoku Electric Power Co., Inc.	56,700	731,515
Tokai Carbon Co., Ltd.	32,000	75,916
Tokai Rika Co., Ltd.	7,500	141,144
Tokai Tokyo Financial Holdings, Inc.	34,000	186,397
Tokio Marine Holdings, Inc.	87,000	2,937,492
Tokyo Broadcasting System Holdings, Inc.	17,000	263,432
Tokyo Electric Power Co., Inc.*	194,437	1,069,408
Tokyo Electron Ltd.	18,000	1,173,291
Tokyo Gas Co., Ltd.	254,093	1,184,616
Tokyo Ohka Kogyo Co., Ltd.	5,100	127,608
Tokyo Seimitsu Co., Ltd.	5,489	107,639
Tokyo Steel Manufacturing Co., Ltd.	14,700	87,512
Tokyo Tatemono Co., Ltd.	27,500	342,574
Tokyotokeiba Co., Ltd.	20,593	41,353
Tokyu Corp.	129,000	1,080,874
Tokyu Fudosan Holdings Corp.	57,534	390,564
Tomy Co., Ltd.	9,500	69,386
TonenGeneral Sekiyu KK	41,000	370,856
Topcon Corp.	6,848	90,297
Toppan Forms Co., Ltd.	7,000	77,933
Toppan Printing Co., Ltd.	63,000	528,429
Topre Corp.	4,434	82,617
Topy Industries Ltd.	45,211	89,181
Toray Industries, Inc.	173,000	1,474,447
Toshiba Corp.*	469,000	912,622
Toshiba Machine Co., Ltd.	17,105	52,586
Toshiba Plant Systems & Services Corp.	6,000	73,517
Toshiba TEC Corp.*	17,000	66,764
Tosoh Corp.	63,000	264,774
Totetsu Kogyo Co., Ltd.	3,407	104,742
Toto Ltd.	19,000	592,563
Toyo Engineering Corp.	14,502	37,755
Toyo Ink SC Holdings Co., Ltd.	24,000	96,175
Toyo Kohan Co., Ltd.	17,415	52,301
Toyo Seikan Group Holdings Ltd.	18,400	344,637
Toyo Suisan Kaisha Ltd.	12,000	430,761
Toyo Tire & Rubber Co., Ltd.	11,244	167,843
Toyobo Co., Ltd.	121,000	181,696
Toyoda Gosei Co., Ltd.	9,300	179,480
Toyota Boshoku Corp.	8,600	140,143
Toyota Industries Corp.	21,800	980,124
Toyota Motor Corp.	272,775	14,425,846
Toyota Tsusho Corp.	24,800	560,366
Transcosmos, Inc.	4,218	109,587
Trend Micro, Inc.	10,700	391,701
Trusco Nakayama Corp.	2,605	103,464
TS Tech Co., Ltd.	5,200	121,701
TSI Holdings Co., Ltd.	12,000	79,968
Tsubakimoto Chain Co.	12,965	80,293
Tsumura & Co.	9,200	220,875
Tsuruha Holdings, Inc.	4,800	472,131
Tsutsumi Jewelry Co., Ltd.	2,800	59,287
TV Asahi Holdings Corp.	6,480	116,248
Tv Tokyo Holdings Corp.	4,700	85,735
UACJ Corp.	34,970	70,844
Ube Industries Ltd.	141,000	249,314
Ulvac, Inc.	4,000	130,970
Unicharm Corp.	47,200	1,027,081
Unipres Corp.	4,100	71,439
United Arrows Ltd.	2,708	112,006
United Super Markets Holdings, Inc.	9,129	86,792
Unitika Ltd.*	77,800	37,329
UNY Group Holdings Co., Ltd.	26,100	183,902
Ushio, Inc.	19,600	260,532
USS Co., Ltd.	31,000	495,251
Valor Holdings Co., Ltd.	5,831	147,090
Wacoal Holdings Corp.	20,000	238,660
Wacom Co., Ltd.	21,153	89,653
Wakita & Co., Ltd.	9,405	78,553
Welcia Holdings Co., Ltd.	3,090	177,913
West Japan Railway Co.	21,445	1,324,104
Xebio Holdings Co., Ltd.	5,148	82,152
Yahoo! Japan Corp.	159,503	678,857
Yakult Honsha Co., Ltd.	14,300	633,396
Yamada Denki Co., Ltd.	66,870	316,094
Yamagata Bank Ltd.	21,000	79,675
Yamaguchi Financial Group, Inc.	23,000	209,063
Yamaha Corp.	18,200	548,207
Yamaha Motor Co., Ltd.	33,500	557,217
Yamato Holdings Co., Ltd.	43,300	864,500
Yamato Kogyo Co., Ltd.	7,700	167,143
Yamazaki Baking Co., Ltd.	19,340	407,438
Yaoko Co., Ltd.	2,638	116,612

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Yaskawa Electric Corp.	27,000	$311,635
Yodogawa Steel Works Ltd.	5,032	106,815
Yokogawa Electric Corp.	23,500	242,841
Yokohama Rubber Co., Ltd.	14,820	243,741
Yoshinoya Holdings Co., Ltd.	7,900	96,657
Yushin Precision Equipment Co., Ltd.	3,893	70,081
Zenkoku Hosho Co., Ltd.	5,062	171,814
Zensho Holdings Co., Ltd.	9,793	117,295
Zeon Corp.	22,000	142,308

		388,007,546

Mexico (0.0%)
Fresnillo plc	29,212	399,628

Netherlands (4.0%)
ASML Holding N.V.	104,574	10,623,852
ING Groep N.V. (CVA)	1,092,636	13,216,390
Koninklijke Philips N.V.	262,905	7,489,460
Royal Dutch Shell plc, Class A	724,393	17,520,495
Royal Dutch Shell plc, Class B	644,520	15,736,761

		64,586,958

New Zealand (0.0%)
Fisher & Paykel Healthcare Corp., Ltd.	20,042	136,579
Fletcher Building Ltd.	27,241	147,424
SKY Network Television Ltd.	23,211	80,244
Skycity Entertainment Group Ltd.	32,048	111,286
Spark New Zealand Ltd.	36,744	92,666
Trade Me Group Ltd.	38,723	118,435

		686,634

South Africa (0.1%)
Mediclinic International plc	67,238	865,272
Mondi plc	63,334	1,215,272

		2,080,544

Spain (4.1%)
Banco Bilbao Vizcaya Argentaria S.A.	1,797,635	11,949,979
Banco Santander S.A.	4,075,584	17,966,089
Iberdrola S.A.	1,631,948	10,883,839
Industria de Diseno Textil S.A.	296,732	9,982,662
Telefonica S.A.	1,243,203	13,937,040

		64,719,609

Switzerland (0.5%)
Coca-Cola HBC AG*	33,610	714,431
Glencore plc*	2,005,504	4,530,877
Wolseley plc	43,923	2,484,895

		7,730,203

United Kingdom (21.8%)
3i Group plc	165,369	1,084,001
Admiral Group plc	34,156	972,792
Anglo American plc	225,020	1,784,304
ARM Holdings plc	243,040	3,539,531
Ashtead Group plc	86,753	1,076,535
Associated British Foods plc	60,005	2,886,241
AstraZeneca plc	217,155	12,171,463
Aviva plc	695,855	4,558,363
Babcock International Group plc	86,594	1,180,899
BAE Systems plc	543,912	3,976,275
Barclays plc	2,881,463	6,207,752
Barratt Developments plc	171,012	1,376,678
Berkeley Group Holdings plc	21,697	1,002,803
BP plc	3,180,846	15,996,568
British American Tobacco plc	320,757	18,842,108
British Land Co. plc (REIT)	176,391	1,774,658
BT Group plc	1,439,972	9,110,244
Bunzl plc	57,222	1,662,605
Burberry Group plc	76,375	1,497,318
Capita plc	113,993	1,705,988
Centrica plc	868,380	2,839,899
Compass Group plc	283,706	5,003,765
CYBG plc (CDI)*	104,041	314,225
Diageo plc	433,418	11,712,273
Direct Line Insurance Group plc	236,180	1,255,768
Dixons Carphone plc	170,692	1,045,102
easyJet plc	42,821	934,210
GKN plc	294,255	1,220,537
GlaxoSmithKline plc	836,604	16,966,203
Hammerson plc (REIT)	134,594	1,118,302
Hargreaves Lansdown plc	37,607	725,935
Henderson Group plc (CDI)	94,814	355,404
HSBC Holdings plc	3,358,279	20,928,421
Imperial Brands plc	165,785	9,198,139
Informa plc	111,669	1,113,069
Inmarsat plc	77,211	1,091,754
InterContinental Hotels Group plc	40,741	1,679,944
International Consolidated Airlines Group S.A.	315,515	2,508,232
Intertek Group plc	27,707	1,260,282
Intu Properties plc (REIT)	160,547	721,733
ITV plc	643,169	2,228,089
J Sainsbury plc	242,112	960,787
Johnson Matthey plc	33,368	1,315,056
Kingfisher plc	392,494	2,123,531
Land Securities Group plc (REIT)	135,460	2,142,044
Legal & General Group plc	1,020,982	3,448,938
Lloyds Banking Group plc	11,014,161	10,760,144
London Stock Exchange Group plc	53,730	2,176,186
Marks & Spencer Group plc	278,965	1,627,495
Merlin Entertainments plc§	121,498	808,814
National Grid plc	649,087	9,203,184
Next plc	24,890	1,930,406
Old Mutual plc	839,582	2,328,496
Pearson plc	141,384	1,776,799
Persimmon plc	52,714	1,578,564
Provident Financial plc	25,170	1,071,860
Prudential plc	439,090	8,204,665
Randgold Resources Ltd.	16,003	1,464,100
Reckitt Benckiser Group plc	108,200	10,458,571
RELX plc	192,640	3,580,229
Rexam plc	120,499	1,097,243
Rio Tinto Ltd.	66,960	2,191,200
Rio Tinto plc	208,073	5,843,911
Rolls-Royce Holdings plc*	316,585	3,101,021
Royal Bank of Scotland Group plc*	556,531	1,780,080
Royal Mail plc	156,355	1,079,483
RSA Insurance Group plc	174,330	1,191,065
SABMiller plc	164,517	10,056,398
Sage Group plc	185,027	1,671,536
Schroders plc	19,479	750,615
Severn Trent plc	40,474	1,263,182
Sky plc	180,557	2,655,488
Smith & Nephew plc	154,395	2,545,688
SSE plc	173,142	3,710,234
St. James’s Place plc	89,349	1,178,688
Standard Chartered plc	461,472	3,132,010
Standard Life plc	335,963	1,718,278
Taylor Wimpey plc	554,987	1,516,881
Tesco plc*	1,396,929	3,848,159
Travis Perkins plc	42,998	1,128,280
Unilever N.V. (CVA)	440,676	19,749,419
Unilever plc	207,605	9,399,894
United Utilities Group plc	117,492	1,557,543
Vodafone Group plc	4,571,513	14,523,628
Whitbread plc	31,423	1,787,199
Wm Morrison Supermarkets plc	372,445	1,062,894

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Worldpay Group plc*§	177,822	$702,597
WPP plc	223,158	5,214,709

		349,045,604

United States (0.2%)
Carnival plc	31,440	1,694,242
News Corp. (CDI), Class B	7,882	104,949
ResMed, Inc. (CDI)	94,807	539,970
Sims Metal Management Ltd.	26,246	173,827

		2,512,988

Total Common Stocks (98.6%) (Cost $1,625,426,128)		1,576,666,862

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Qube Holdings Ltd., expiring 4/4/16* (Cost $—)	29,280	6,958

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	10,265,913	10,265,913

Total Short-Term Investment (0.6%) (Cost $10,265,913)		10,265,913

Total Investments (99.2%) (Cost $1,635,692,041)		1,586,939,733
Other Assets Less Liabilities (0.8%)		13,255,859

Net Assets (100%)		$1,600,195,592

*	Non-income producing.

†	Securities (totaling $1,409,373 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $1,511,411 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$192,413,030	12.0%
Consumer Staples	203,251,518	12.7
Energy	101,489,254	6.4
Financials	364,690,083	22.8
Health Care	150,476,306	9.4
Industrials	206,957,651	12.9
Information Technology	89,428,953	5.6
Investment Company	10,265,913	0.6
Materials	101,536,909	6.4
Telecommunication Services	103,458,309	6.5
Utilities	62,971,807	3.9
Cash and Other	13,255,859	0.8

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
EURO Stoxx 50 Index	134	June-16	$4,560,825	$4,469,148	$(91,677)
FTSE 100 Index	50	June-16	4,356,515	4,389,898	33,383
SPI 200 Index	10	June-16	990,285	970,835	(19,450)
TOPIX Index	26	June-16	3,114,080	3,112,977	(1,103)

					$(78,847)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$—	$192,413,030	$—		$192,413,030
Consumer Staples	—	203,153,291	98,227		203,251,518
Energy	—	101,489,254	—		101,489,254
Financials	—	363,990,176	699,907		364,690,083
Health Care	—	150,476,306	—		150,476,306
Industrials	—	206,950,693	—	(b)	206,950,693
Information Technology	—	89,428,953	—		89,428,953
Materials	—	101,482,069	54,840		101,536,909
Telecommunication Services	—	103,458,309	—		103,458,309
Utilities	—	62,415,408	556,399		62,971,807
Futures	33,383	—	—		33,383
Rights
Industrials	—	6,958	—		6,958
Short-Term Investments	10,265,913	—	—		10,265,913

Total Assets	$10,299,296	$1,575,264,447	$1,409,373		$1,586,973,116

Liabilities:
Futures	$(112,230)	$—	$—		$(112,230)

Total Liabilities	$(112,230)	$—	$—		$(112,230)

Total	$10,187,066	$1,575,264,447	$1,409,373		$1,586,860,886

(a)	Securities with a market value of $1,409,373 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,647,143
Aggregate gross unrealized depreciation	(335,252,186)

Net unrealized depreciation	$(59,605,043)

Federal income tax cost of investments	$1,646,544,776

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Auto Components (1.7%)
Johnson Controls, Inc.	86,346	$3,364,904

Automobiles (1.8%)
General Motors Co.	113,085	3,554,262

Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	114,190	6,025,806

Leisure Products (0.5%)
Mattel, Inc.	27,155	912,951

Media (6.2%)
CBS Corp. (Non-Voting), Class B	18,620	1,025,776
Comcast Corp., Class A	55,106	3,365,875
Time Warner Cable, Inc.	11,336	2,319,572
Time Warner, Inc.	12,980	941,699
Twenty-First Century Fox, Inc., Class B	79,625	2,245,425
Viacom, Inc., Class B	52,994	2,187,592

		12,085,939

Multiline Retail (2.2%)
Kohl’s Corp.	38,893	1,812,803
Target Corp.	30,613	2,518,837

		4,331,640

Total Consumer Discretionary		30,275,502

Consumer Staples (3.6%)
Beverages (1.0%)
Coca-Cola Co.	43,596	2,022,419

Food & Staples Retailing (1.6%)
CVS Health Corp.	9,902	1,027,134
Wal-Mart Stores, Inc.	30,608	2,096,342

		3,123,476

Food Products (0.4%)
Mondelez International, Inc., Class A	18,552	744,306

Personal Products (0.6%)
Unilever N.V. (N.Y. Shares)	24,752	1,105,919

Total Consumer Staples		6,996,120

Energy (15.3%)
Energy Equipment & Services (3.0%)
Halliburton Co.	48,709	1,739,885
Noble Corp. plc	87,788	908,606
Weatherford International plc*	413,368	3,216,003

		5,864,494

Oil, Gas & Consumable Fuels (12.3%)
BP plc (ADR)	104,800	3,162,864
California Resources Corp.	11	11
Canadian Natural Resources Ltd.	56,054	1,516,209
Chevron Corp.	34,120	3,255,048
Devon Energy Corp.	79,149	2,171,849
Hess Corp.	41,255	2,172,076
Occidental Petroleum Corp.	26,389	1,805,799
QEP Resources, Inc.	96,249	1,358,073
Royal Dutch Shell plc (ADR), Class A	79,753	3,864,033
Suncor Energy, Inc.	165,323	4,597,633

		23,903,595

Total Energy		29,768,089

Financials (26.8%)
Banks (16.6%)
Bank of America Corp.	387,583	5,240,122
Citigroup, Inc.	201,982	8,432,749
Citizens Financial Group, Inc.	69,337	1,452,610
Fifth Third Bancorp	152,053	2,537,765
JPMorgan Chase & Co.	122,714	7,267,123
PNC Financial Services Group, Inc.	35,678	3,017,288
U.S. Bancorp	19,276	782,413
Wells Fargo & Co.	76,559	3,702,393

		32,432,463

Capital Markets (4.7%)
Bank of New York Mellon Corp.	56,620	2,085,314
Goldman Sachs Group, Inc.	11,000	1,726,780
Morgan Stanley	99,765	2,495,123
State Street Corp.	48,525	2,839,683

		9,146,900

Consumer Finance (1.2%)
Ally Financial, Inc.*	128,486	2,405,258

Insurance (4.3%)
Aflac, Inc.	41,313	2,608,503
Allstate Corp.	43,163	2,907,892
MetLife, Inc.	65,030	2,857,418

		8,373,813

Total Financials		52,358,434

Health Care (9.8%)
Health Care Equipment & Supplies (0.8%)
Medtronic plc	20,199	1,514,925

Health Care Providers & Services (1.9%)
Anthem, Inc.	15,734	2,186,869
Express Scripts Holding Co.*	23,851	1,638,325

		3,825,194

Pharmaceuticals (7.1%)
AbbVie, Inc.	30,469	1,740,389
Merck & Co., Inc.	61,372	3,247,193
Novartis AG (ADR)	24,181	1,751,672
Pfizer, Inc.	128,734	3,815,676
Roche Holding AG (ADR)	50,260	1,539,212
Sanofi S.A. (ADR)	44,183	1,774,389

		13,868,531

Total Health Care		19,208,650

Industrials (7.2%)
Aerospace & Defense (1.2%)
Textron, Inc.	64,933	2,367,457

Electrical Equipment (1.6%)
Emerson Electric Co.	57,356	3,119,019

Industrial Conglomerates (2.0%)
General Electric Co.	121,431	3,860,291

Machinery (2.4%)
Caterpillar, Inc.	44,666	3,418,736
Ingersoll-Rand plc	21,389	1,326,332

		4,745,068

Total Industrials		14,091,835

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (13.2%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	180,758	$5,146,180

Electronic Equipment, Instruments & Components (0.1%)
Corning, Inc.	14,240	297,474

Internet Software & Services (2.1%)
eBay, Inc.*	109,832	2,620,592
Yahoo!, Inc.*	38,099	1,402,424

		4,023,016

IT Services (1.0%)
PayPal Holdings, Inc.*	50,781	1,960,147

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	83,757	2,709,539
QUALCOMM, Inc.	3,768	192,695

		2,902,234

Software (3.7%)
Citrix Systems, Inc.*	20,251	1,591,323
Microsoft Corp.	58,820	3,248,629
Symantec Corp.	129,748	2,384,768

		7,224,720

Technology Hardware, Storage & Peripherals (2.2%)
HP, Inc.	86,430	1,064,818
NetApp, Inc.	115,507	3,152,186

		4,217,004

Total Information Technology		25,770,775

Materials (2.1%)
Containers & Packaging (1.1%)
International Paper Co.	52,163	2,140,770

Metals & Mining (1.0%)
Alcoa, Inc.	194,723	1,865,446

Total Materials		4,006,216

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
Frontier Communications Corp.	359,021	2,006,927

Total Telecommunication Services		2,006,927

Utilities (1.3%)
Electric Utilities (1.3%)
FirstEnergy Corp.	27,135	976,046
PG&E Corp.	24,924	1,488,461

Total Utilities		2,464,507

Total Common Stocks (95.8%) (Cost $183,489,269)		186,947,055

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,216,751	5,216,751

Total Short-Term Investment (2.7%) (Cost $5,216,751)		5,216,751

Total Investments (98.5%) (Cost $188,706,020)		192,163,806
Other Assets Less Liabilities (1.5%)		2,954,144

Net Assets (100%)		$195,117,950

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/15/16	CIBC World Markets, Inc.	471	$663,639	$677,145	$(13,506)
British Pound vs. U.S. Dollar, expiring 4/15/16	Deutsche Bank AG	471	663,026	677,145	(14,119)
British Pound vs. U.S. Dollar, expiring 4/15/16	Goldman Sachs International	471	663,500	677,145	(13,645)
British Pound vs. U.S. Dollar, expiring 4/15/16	Royal Bank of Canada	471	663,464	677,145	(13,681)
Canadian Dollar vs. U.S. Dollar, expiring 4/15/16	CIBC World Markets, Inc.	1,661	1,242,441	1,279,058	(36,617)
Canadian Dollar vs. U.S. Dollar, expiring 4/15/16	Deutsche Bank AG	1,661	1,242,795	1,279,044	(36,249)
Canadian Dollar vs. U.S. Dollar, expiring 4/15/16	Goldman Sachs International	1,661	1,242,797	1,279,044	(36,247)
Canadian Dollar vs. U.S. Dollar, expiring 4/15/16	Royal Bank of Canada	1,661	1,242,182	1,279,044	(36,862)
European Union Euro vs. U.S. Dollar, expiring 4/15/16	Barclays Bank plc	1,037	1,148,231	1,179,837	(31,606)
European Union Euro vs. U.S. Dollar, expiring 4/15/16	CIBC World Markets, Inc.	1,037	1,149,426	1,179,838	(30,412)
European Union Euro vs. U.S. Dollar, expiring 4/15/16	Deutsche Bank AG	1,037	1,148,289	1,179,838	(31,549)
European Union Euro vs. U.S. Dollar, expiring 4/15/16	Goldman Sachs International	1,037	1,149,235	1,179,846	(30,611)
European Union Euro vs. U.S. Dollar, expiring 4/15/16	Royal Bank of Canada	1,037	1,149,244	1,179,838	(30,594)
Swiss Franc vs. U.S. Dollar, expiring 4/15/16	CIBC World Markets, Inc.	704	712,018	732,367	(20,349)
Swiss Franc vs. U.S. Dollar, expiring 4/15/16	Deutsche Bank AG	704	711,731	732,367	(20,636)
Swiss Franc vs. U.S. Dollar, expiring 4/15/16	Goldman Sachs International	704	711,677	732,379	(20,702)
Swiss Franc vs. U.S. Dollar, expiring 4/15/16	Royal Bank of Canada	704	711,767	732,368	(20,601)

					$(437,986)

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,275,502	$—	$—	$30,275,502
Consumer Staples	6,996,120	—	—	6,996,120
Energy	29,768,089	—	—	29,768,089
Financials	52,358,434	—	—	52,358,434
Health Care	19,208,650	—	—	19,208,650
Industrials	14,091,835	—	—	14,091,835
Information Technology	25,770,775	—	—	25,770,775
Materials	4,006,216	—	—	4,006,216
Telecommunication Services	2,006,927	—	—	2,006,927
Utilities	2,464,507	—	—	2,464,507
Short-Term Investments	5,216,751	—	—	5,216,751

Total Assets	$192,163,806	$—	$—	$192,163,806

Liabilities:
Forward Currency Contracts	$—	$(437,986)	$—	$(437,986)

Total Liabilities	$—	$(437,986)	$—	$(437,986)

Total	$192,163,806	$(437,986)	$—	$191,725,820

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,059,763
Aggregate gross unrealized depreciation	(23,911,368)

Net unrealized appreciation	$2,148,395

Federal income tax cost of investments	$190,015,411

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.2%)
Auto Components (0.7%)
Delphi Automotive plc	13,300	$997,766
Magna International, Inc.	62,000	2,663,520

		3,661,286

Automobiles (3.1%)
General Motors Co.	475,230	14,936,479

Hotels, Restaurants & Leisure (5.1%)
Carnival Corp.	201,500	10,633,155
Hilton Worldwide Holdings, Inc.	54,800	1,234,096
Royal Caribbean Cruises Ltd.	143,418	11,781,789
Wynn Resorts Ltd.	14,200	1,326,706

		24,975,746

Household Durables (7.2%)
CalAtlantic Group, Inc.	29,900	999,258
Harman International Industries, Inc.	132,300	11,779,992
M.D.C. Holdings, Inc.	60,200	1,508,612
Meritage Homes Corp.*	54,929	2,002,711
Newell Rubbermaid, Inc.	23,200	1,027,528
PulteGroup, Inc.	397,791	7,442,670
Taylor Morrison Home Corp., Class A*	106,300	1,500,956
Toll Brothers, Inc.*	190,000	5,606,900
Whirlpool Corp.	18,200	3,282,188

		35,150,815

Media (3.6%)
Charter Communications, Inc., Class A*	12,500	2,530,375
Comcast Corp., Class A	59,500	3,634,260
DISH Network Corp., Class A*	76,900	3,557,394
Time Warner, Inc.	29,000	2,103,950
Twenty-First Century Fox, Inc., Class A	206,200	5,748,856

		17,574,835

Specialty Retail (2.0%)
AutoNation, Inc.*	79,600	3,715,728
Best Buy Co., Inc.	147,800	4,794,632
Lowe’s Cos., Inc.	16,400	1,242,300

		9,752,660

Textiles, Apparel & Luxury Goods (1.5%)
PVH Corp.	72,000	7,132,320

Total Consumer Discretionary		113,184,141

Consumer Staples (2.3%)
Beverages (0.6%)
Molson Coors Brewing Co., Class B	32,100	3,087,378

Food Products (0.2%)
Snyder’s-Lance, Inc.	30,226	951,514

Tobacco (1.5%)
Philip Morris International, Inc.	71,800	7,044,298

Total Consumer Staples		11,083,190

Energy (9.6%)
Energy Equipment & Services (1.4%)
Halliburton Co.	141,200	5,043,664
Nabors Industries Ltd.	214,900	1,977,080

		7,020,744

Oil, Gas & Consumable Fuels (8.2%)
California Resources Corp.	3,469	3,573
Chevron Corp.	66,200	6,315,480
ConocoPhillips Co.	143,300	5,770,691
Diamondback Energy, Inc.*	16,100	1,242,598
Exxon Mobil Corp.	69,535	5,812,430
Marathon Petroleum Corp.	114,100	4,242,238
Occidental Petroleum Corp.	36,900	2,525,067
ONEOK, Inc.	30,800	919,688
PBF Energy, Inc., Class A	73,200	2,430,240
Pioneer Natural Resources Co.	27,800	3,912,572
Valero Energy Corp.	103,600	6,644,904

		39,819,481

Total Energy		46,840,225

Financials (27.5%)
Banks (13.3%)
Bank of America Corp.	541,100	7,315,672
Barclays plc (ADR)	251,100	2,164,482
BB&T Corp.	230,700	7,675,389
Citigroup, Inc.	379,355	15,838,071
East West Bancorp, Inc.	19,500	633,360
Huntington Bancshares, Inc./Ohio	498,000	4,750,920
ING Groep N.V. (ADR)	99,200	1,183,456
KeyCorp	553,700	6,112,848
M&T Bank Corp.	16,600	1,842,600
SVB Financial Group*	13,300	1,357,265
Wells Fargo & Co.	326,023	15,766,473

		64,640,536

Capital Markets (3.4%)
Goldman Sachs Group, Inc.	53,400	8,382,732
Morgan Stanley	237,100	5,929,871
State Street Corp.	37,900	2,217,908

		16,530,511

Consumer Finance (2.5%)
Ally Financial, Inc.*	47,100	881,712
Capital One Financial Corp.	74,600	5,170,526
Discover Financial Services	40,200	2,046,984
LendingClub Corp.*	14,200	117,860
Synchrony Financial*	135,900	3,894,894

		12,111,976

Diversified Financial Services (0.8%)
Intercontinental Exchange, Inc.	6,100	1,434,354
Voya Financial, Inc.	78,800	2,345,876

		3,780,230

Insurance (5.4%)
American International Group, Inc.	89,300	4,826,665
Arthur J. Gallagher & Co.	130,800	5,817,984
MetLife, Inc.	267,858	11,769,680
Principal Financial Group, Inc.	60,400	2,382,780
XL Group plc	48,000	1,766,400

		26,563,509

Real Estate Investment Trusts (REITs) (1.4%)
AvalonBay Communities, Inc. (REIT)	9,500	1,806,900
LaSalle Hotel Properties (REIT)	8,400	212,604
Prologis, Inc. (REIT)	115,000	5,080,700

		7,100,204

Real Estate Management & Development (0.1%)
St. Joe Co.*	38,000	651,700

Thrifts & Mortgage Finance (0.6%)
BofI Holding, Inc.*	127,200	2,714,448

Total Financials		134,093,114

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (11.4%)
Biotechnology (1.2%)
Celgene Corp.*	18,700	$1,871,683
Gilead Sciences, Inc.	32,300	2,967,078
Vertex Pharmaceuticals, Inc.*	13,000	1,033,370

		5,872,131

Health Care Providers & Services (4.6%)
Aetna, Inc.	120,200	13,504,470
Anthem, Inc.	26,200	3,641,538
Cigna Corp.	9,100	1,248,884
Humana, Inc.	12,924	2,364,446
McKesson Corp.	12,200	1,918,450

		22,677,788

Life Sciences Tools & Services (0.3%)
PAREXEL International Corp.*	19,900	1,248,327

Pharmaceuticals (5.3%)
Allergan plc*	13,400	3,591,602
Perrigo Co. plc	22,900	2,929,597
Pfizer, Inc.	644,500	19,102,980

		25,624,179

Total Health Care		55,422,425

Industrials (7.4%)
Aerospace & Defense (0.7%)
Textron, Inc.	95,800	3,492,868

Airlines (2.8%)
Delta Air Lines, Inc.	90,900	4,425,012
Spirit Airlines, Inc.*	50,100	2,403,798
United Continental Holdings, Inc.*	113,200	6,776,152

		13,604,962

Construction & Engineering (0.5%)
Fluor Corp.	45,500	2,443,350

Machinery (3.4%)
Allison Transmission Holdings, Inc.	118,600	3,199,828
Ingersoll-Rand plc	43,300	2,685,033
PACCAR, Inc.	163,200	8,925,408
Pentair plc	32,500	1,763,450

		16,573,719

Total Industrials		36,114,899

Information Technology (9.1%)
Electronic Equipment, Instruments & Components (1.4%)
TE Connectivity Ltd.	109,400	6,774,048

Internet Software & Services (0.1%)
Match Group, Inc.*	48,157	532,616

IT Services (1.7%)
Fidelity National Information Services, Inc.	47,300	2,994,563
First Data Corp., Class A*	186,900	2,418,486
International Business Machines Corp.	20,900	3,165,305

		8,578,354

Semiconductors & Semiconductor Equipment (4.9%)
Broadcom Ltd.	70,135	10,835,858
Lam Research Corp.	26,200	2,164,120
Marvell Technology Group Ltd.	121,700	1,254,727
NXP Semiconductors N.V.*	97,800	7,928,646
Qorvo, Inc.*	34,100	1,718,981

		23,902,332

Software (0.3%)
Synopsys, Inc.*	30,400	1,472,576

Technology Hardware, Storage & Peripherals (0.7%)
EMC Corp.	45,700	1,217,905
Western Digital Corp.	45,700	2,158,868

		3,376,773

Total Information Technology		44,636,699

Materials (4.5%)
Chemicals (2.7%)
Albemarle Corp.	25,600	1,636,608
Axiall Corp.	66,447	1,451,202
E.I. du Pont de Nemours & Co.	37,900	2,399,828
Eastman Chemical Co.	42,000	3,033,660
Mosaic Co.	73,300	1,979,100
Olin Corp.	146,100	2,537,757

		13,038,155

Containers & Packaging (0.6%)
WestRock Co.	75,400	2,942,862

Metals & Mining (1.2%)
Norsk Hydro ASA (ADR)	447,900	1,818,474
Rio Tinto plc (ADR)	123,100	3,480,037
United States Steel Corp.	39,400	632,370

		5,930,881

Total Materials		21,911,898

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	48,800	1,869,040

Total Telecommunication Services		1,869,040

Utilities (1.3%)
Electric Utilities (1.3%)
NextEra Energy, Inc.	53,000	6,272,020

Total Utilities		6,272,020

Total Common Stocks (96.7%) (Cost $452,160,692)		471,427,651

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.7%)
Federal Farm Credit Bank
0.18%, 4/1/16(o)(p)	$3,386,000	3,385,983

Total Short-Term Investment (0.7%) (Cost $3,386,000)		3,385,983

Total Investments (97.4%) (Cost $455,546,692)		474,813,634
Other Assets Less Liabilities (2.6%)		12,736,958

Net Assets (100%)		$487,550,592

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,184,141	$—	$—	$113,184,141
Consumer Staples	11,083,190	—	—	11,083,190
Energy	46,840,225	—	—	46,840,225
Financials	134,093,114	—	—	134,093,114
Health Care	55,422,425	—	—	55,422,425
Industrials	36,114,899	—	—	36,114,899
Information Technology	44,636,699	—	—	44,636,699
Materials	21,911,898	—	—	21,911,898
Telecommunication Services	1,869,040	—	—	1,869,040
Utilities	6,272,020	—	—	6,272,020
Short-Term Investments	—	3,385,983	—	3,385,983

Total Assets	$471,427,651	$3,385,983	$—	$474,813,634

Total Liabilities	$—	$—	$—	$—

Total	$471,427,651	$3,385,983	$—	$474,813,634

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,471,845
Aggregate gross unrealized depreciation	(10,212,159)

Net unrealized appreciation	$18,259,686

Federal income tax cost of investments	$456,553,948

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.1%)
Auto Components (0.5%)
BorgWarner, Inc.	25,408	$975,667
Delphi Automotive plc	32,400	2,430,648
Gentex Corp.	16,472	258,446
Johnson Controls, Inc.	16,100	627,417
Lear Corp.	6,600	733,722
Visteon Corp.	4,500	358,155

		5,384,055

Automobiles (0.3%)
Harley-Davidson, Inc.	11,700	600,561
Tesla Motors, Inc.*	11,010	2,529,768
Thor Industries, Inc.	5,100	325,227

		3,455,556

Distributors (0.2%)
Genuine Parts Co.	15,900	1,579,824
LKQ Corp.*	34,154	1,090,537

		2,670,361

Diversified Consumer Services (0.1%)
H&R Block, Inc.	24,740	653,631
Service Corp. International	22,600	557,768
ServiceMaster Global Holdings, Inc.*	11,515	433,885

		1,645,284

Hotels, Restaurants & Leisure (3.4%)
Aramark	19,863	657,862
Brinker International, Inc.	6,406	294,356
Chipotle Mexican Grill, Inc.*	3,573	1,682,776
Choice Hotels International, Inc.	3,923	212,038
Darden Restaurants, Inc.	2,800	185,640
Domino’s Pizza, Inc.	6,200	817,532
Dunkin’ Brands Group, Inc.	10,780	508,493
Extended Stay America, Inc.	6,700	109,210
Hilton Worldwide Holdings, Inc.	58,309	1,313,119
International Game Technology plc .	7,100	129,575
Las Vegas Sands Corp.	40,988	2,118,260
Marriott International, Inc., Class A	21,944	1,561,974
McDonald’s Corp.	100,020	12,570,514
MGM Resorts International*	3,500	75,040
Norwegian Cruise Line Holdings Ltd.*	13,500	746,415
Panera Bread Co., Class A*	2,658	544,438
Six Flags Entertainment Corp.	7,990	443,365
Starbucks Corp.	168,536	10,061,599
Starwood Hotels & Resorts Worldwide, Inc.	19,140	1,596,850
Wyndham Worldwide Corp.	12,600	963,018
Wynn Resorts Ltd.	8,100	756,783
Yum! Brands, Inc.	45,864	3,753,968

		41,102,825

Household Durables (0.6%)
D.R. Horton, Inc.	15,200	459,496
GoPro, Inc., Class A*	9,943	118,918
Harman International Industries, Inc.	8,000	712,320
Jarden Corp.*	23,625	1,392,694
Leggett & Platt, Inc.	15,400	745,360
Lennar Corp., Class A	7,600	367,536
Lennar Corp., Class B	400	15,484
Mohawk Industries, Inc.*	4,900	935,410
Newell Rubbermaid, Inc.	15,200	673,208
NVR, Inc.*	500	866,200
Tempur Sealy International, Inc.*	6,800	413,372
Toll Brothers, Inc.*	6,800	200,668
TopBuild Corp.*	4,286	127,466
Tupperware Brands Corp.	5,300	307,294
Whirlpool Corp.	700	126,238

		7,461,664

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.*	42,836	25,429,163
Expedia, Inc.	11,735	1,265,268
Groupon, Inc.*	50,490	201,455
Liberty Interactive Corp. QVC Group*	24,900	628,725
Liberty Ventures*	15,830	619,270
Netflix, Inc.*	47,658	4,872,077
Priceline Group, Inc.*	5,869	7,564,906
TripAdvisor, Inc.*	12,529	833,178

		41,414,042

Leisure Products (0.2%)
Brunswick Corp.	7,600	364,648
Hasbro, Inc.	10,149	812,935
Polaris Industries, Inc.	7,500	738,600
Vista Outdoor, Inc.*	900	46,719

		1,962,902

Media (5.3%)
AMC Networks, Inc., Class A*	6,675	433,474
Cablevision Systems Corp. - New York Group, Class A	3,200	105,600
CBS Corp. (Non-Voting), Class B	51,600	2,842,644
Charter Communications, Inc., Class A*	8,400	1,700,412
Cinemark Holdings, Inc.	13,000	465,790
Clear Channel Outdoor Holdings, Inc., Class A	1,500	7,050
Comcast Corp., Class A	253,900	15,508,212
Discovery Communications, Inc., Class A*	15,900	455,217
Discovery Communications, Inc., Class C*	25,800	696,600
DISH Network Corp., Class A*	16,400	758,664
Interpublic Group of Cos., Inc.	46,300	1,062,585
Lions Gate Entertainment Corp.	10,600	231,610
Live Nation Entertainment, Inc.*	16,300	363,653
Madison Square Garden Co., Class A*	2,366	393,608
MSG Networks, Inc., Class A*	6,900	119,301
Omnicom Group, Inc.	27,434	2,283,332
Regal Entertainment Group, Class A	9,286	196,306
Scripps Networks Interactive, Inc., Class A	10,232	670,196
Sirius XM Holdings, Inc.*	240,300	949,185
Starz, Class A*	9,600	252,768
Time Warner Cable, Inc.	31,800	6,506,916
Time Warner, Inc.	47,700	3,460,635
Twenty-First Century Fox, Inc., Class A	85,018	2,370,302
Twenty-First Century Fox, Inc., Class B	36,700	1,034,940
Viacom, Inc., Class A	1,100	49,830
Viacom, Inc., Class B	38,900	1,605,792
Walt Disney Co.	190,600	18,928,486

		63,453,108

Multiline Retail (0.6%)
Dillard’s, Inc., Class A	300	25,473
Dollar General Corp.	34,100	2,918,960
Dollar Tree, Inc.*	25,846	2,131,261
Macy’s, Inc.	25,400	1,119,886
Nordstrom, Inc.	14,243	814,842

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sears Holdings Corp.*	100	$1,531
Target Corp.	5,901	485,534

		7,497,487

Specialty Retail (4.8%)
Aaron’s, Inc.	1,025	25,728
Advance Auto Parts, Inc.	8,192	1,313,505
AutoNation, Inc.*	7,615	355,468
AutoZone, Inc.*	3,514	2,799,569
Bed Bath & Beyond, Inc.*	19,159	951,053
Cabela’s, Inc.*	500	24,345
CarMax, Inc.*	21,896	1,118,886
CST Brands, Inc.	7,100	271,859
Dick’s Sporting Goods, Inc.	7,037	328,980
DSW, Inc., Class A	400	11,056
Foot Locker, Inc.	13,600	877,200
Gap, Inc.	26,700	784,980
GNC Holdings, Inc., Class A	8,300	263,525
Home Depot, Inc.	145,882	19,465,035
L Brands, Inc.	27,788	2,440,064
Lowe’s Cos., Inc.	106,885	8,096,539
Michaels Cos., Inc.*	6,988	195,454
Murphy USA, Inc.*	300	18,435
Office Depot, Inc.*	10,800	76,680
O’Reilly Automotive, Inc.*	11,411	3,122,734
Penske Automotive Group, Inc.	1,700	64,430
Ross Stores, Inc.	46,424	2,687,950
Sally Beauty Holdings, Inc.*	16,400	531,032
Signet Jewelers Ltd.	9,000	1,116,270
Tiffany & Co.	9,536	699,752
TJX Cos., Inc.	76,446	5,989,544
Tractor Supply Co.	15,300	1,384,038
Ulta Salon Cosmetics & Fragrance, Inc.*	7,200	1,394,928
Urban Outfitters, Inc.*	9,714	321,436
Williams-Sonoma, Inc.	10,279	562,672

		57,293,147

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	5,900	621,742
Coach, Inc.	4,306	172,627
Fossil Group, Inc.*	3,800	168,796
Hanesbrands, Inc.	45,068	1,277,227
Kate Spade & Co.*	14,300	364,936
lululemon athletica, Inc.*	12,500	846,375
Michael Kors Holdings Ltd.*	20,600	1,173,376
NIKE, Inc., Class B	152,232	9,357,701
Ralph Lauren Corp.	391	37,638
Skechers USA, Inc., Class A*	13,700	417,165
Under Armour, Inc., Class A*	20,100	1,705,083
VF Corp.	37,900	2,454,404

		18,597,070

Total Consumer Discretionary		251,937,501

Consumer Staples (11.6%)
Beverages (3.9%)
Brown-Forman Corp., Class A	2,900	309,401
Brown-Forman Corp., Class B	12,236	1,204,879
Coca-Cola Co.	440,362	20,428,393
Coca-Cola Enterprises, Inc.	26,092	1,323,908
Constellation Brands, Inc., Class A	18,400	2,780,056
Dr. Pepper Snapple Group, Inc.	21,500	1,922,530
Monster Beverage Corp.*	16,786	2,238,916
PepsiCo, Inc.	165,816	16,992,824

		47,200,907

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	49,466	7,794,852
CVS Health Corp.	117,500	12,188,275
Kroger Co.	110,100	4,211,325
Rite Aid Corp.*	65,900	537,085
Sprouts Farmers Market, Inc.*	17,155	498,181
Sysco Corp.	20,736	968,993
Walgreens Boots Alliance, Inc.	14,600	1,229,904
Whole Foods Market, Inc.	33,670	1,047,474

		28,476,089

Food Products (1.7%)
Blue Buffalo Pet Products, Inc.*	2,725	69,924
Campbell Soup Co.	11,495	733,266
ConAgra Foods, Inc.	6,500	290,030
Flowers Foods, Inc.	17,400	321,204
General Mills, Inc.	66,940	4,240,649
Hain Celestial Group, Inc.*	11,500	470,465
Hershey Co.	16,369	1,507,421
Hormel Foods Corp.	30,000	1,297,200
Ingredion, Inc.	1,000	106,790
Kellogg Co.	25,228	1,931,203
Kraft Heinz Co.	66,433	5,218,977
McCormick & Co., Inc. (Non- Voting)	14,388	1,431,318
Mead Johnson Nutrition Co.	20,878	1,774,004
Pilgrim’s Pride Corp.*	700	17,780
Tyson Foods, Inc., Class A	1,700	113,322
WhiteWave Foods Co.*	19,661	799,023

		20,322,576

Household Products (1.2%)
Church & Dwight Co., Inc.	14,668	1,352,096
Clorox Co.	11,674	1,471,625
Colgate-Palmolive Co.	89,068	6,292,654
Kimberly-Clark Corp.	32,425	4,361,487
Spectrum Brands Holdings, Inc.	2,800	305,984

		13,783,846

Personal Products (0.2%)
Coty, Inc., Class A	8,742	243,290
Estee Lauder Cos., Inc., Class A	23,574	2,223,264
Herbalife Ltd.*	6,992	430,427
Nu Skin Enterprises, Inc., Class A	1,300	49,725

		2,946,706

Tobacco (2.2%)
Altria Group, Inc.	207,778	13,019,370
Philip Morris International, Inc.	86,602	8,496,522
Reynolds American, Inc.	92,678	4,662,630

		26,178,522

Total Consumer Staples		138,908,646

Energy (0.5%)
Energy Equipment & Services (0.2%)
FMC Technologies, Inc.*	16,832	460,524
Oceaneering International, Inc.	1,900	63,156
RPC, Inc.	800	11,344
Schlumberger Ltd.	17,227	1,270,491

		1,805,515

Oil, Gas & Consumable Fuels (0.3%)
Cabot Oil & Gas Corp.	46,400	1,053,744
Continental Resources, Inc.*	3,090	93,812
CVR Energy, Inc.	600	15,660
EOG Resources, Inc.	5,300	384,674
HollyFrontier Corp.	3,000	105,960
Marathon Petroleum Corp.	4,500	167,310
Memorial Resource Development Corp.*	9,978	101,576
ONEOK, Inc.	10,500	313,530
Range Resources Corp.	1,242	40,216

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Targa Resources Corp.	8,700	$259,782
Teekay Corp.	2,000	17,320
Tesoro Corp.	900	77,409
Williams Cos., Inc.	84,027	1,350,314
World Fuel Services Corp.	1,400	68,012

		4,049,319

Total Energy		5,854,834

Financials (5.6%)
Banks (0.1%)
Signature Bank/New York*	5,200	707,824
SVB Financial Group*	3,600	367,380

		1,075,204

Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	6,186	1,004,606
Ameriprise Financial, Inc.	17,000	1,598,170
Artisan Partners Asset Management, Inc., Class A	3,900	120,276
Bank of New York Mellon Corp.	13,600	500,888
BlackRock, Inc.	4,527	1,541,760
Charles Schwab Corp.	90,900	2,547,018
Eaton Vance Corp.	13,160	441,123
Federated Investors, Inc., Class B	10,430	300,906
Interactive Brokers Group, Inc., Class A	500	19,660
Invesco Ltd.	6,000	184,620
Lazard Ltd., Class A	14,124	548,011
Legg Mason, Inc.	3,500	121,380
LPL Financial Holdings, Inc.	9,210	228,408
NorthStar Asset Management Group, Inc.	21,700	246,295
SEI Investments Co.	15,575	670,504
T. Rowe Price Group, Inc.	29,236	2,147,677
TD Ameritrade Holding Corp.	25,500	804,015
Waddell & Reed Financial, Inc., Class A	8,779	206,658

		13,231,975

Consumer Finance (0.1%)
Ally Financial, Inc.*	4,000	74,880
American Express Co.	18,786	1,153,460
Credit Acceptance Corp.*	1,000	181,550
LendingClub Corp.*	7,400	61,420
Santander Consumer USA Holdings, Inc.*	524	5,497
SLM Corp.*	43,900	279,204

		1,756,011

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	13,600	1,929,568
CBOE Holdings, Inc.	9,330	609,529
FactSet Research Systems, Inc.	4,669	707,494
Intercontinental Exchange, Inc.	4,675	1,099,280
Leucadia National Corp.	4,900	79,233
McGraw Hill Financial, Inc.	30,782	3,046,802
Moody’s Corp.	19,902	1,921,737
Morningstar, Inc.	2,135	188,456
MSCI, Inc.	11,491	851,253

		10,433,352

Insurance (0.5%)
AmTrust Financial Services, Inc.	500	12,940
Aon plc	31,700	3,311,065
Arthur J. Gallagher & Co.	10,400	462,592
Erie Indemnity Co., Class A	2,743	255,072
Markel Corp.*	200	178,314
Marsh & McLennan Cos., Inc.	36,100	2,194,519

		6,414,502

Real Estate Investment Trusts (REITs) (2.7%)
American Tower Corp. (REIT)	47,520	4,864,622
Boston Properties, Inc. (REIT)	15,700	1,995,156
Columbia Property Trust, Inc. (REIT)	1,700	37,383
Crown Castle International Corp. (REIT)	37,442	3,238,733
Digital Realty Trust, Inc. (REIT)	9,400	831,806
Empire State Realty Trust, Inc. (REIT), Class A	5,800	101,674
Equinix, Inc. (REIT)	7,752	2,563,664
Equity LifeStyle Properties, Inc. (REIT)	9,400	683,662
Extra Space Storage, Inc. (REIT)	13,800	1,289,748
Federal Realty Investment Trust (REIT)	7,781	1,214,225
Four Corners Property Trust, Inc. (REIT)	883	15,850
Gaming and Leisure Properties, Inc. (REIT)	1,300	40,196
Healthcare Trust of America, Inc. (REIT), Class A	1,350	39,717
Iron Mountain, Inc. (REIT)	9,176	311,158
Lamar Advertising Co. (REIT), Class A	9,100	559,650
Omega Healthcare Investors, Inc. (REIT)	5,500	194,150
Post Properties, Inc. (REIT)	2,000	119,480
Public Storage (REIT)	14,862	4,099,386
Simon Property Group, Inc. (REIT)	34,961	7,261,050
Tanger Factory Outlet Centers, Inc. (REIT)	10,700	389,373
Taubman Centers, Inc. (REIT)	2,600	185,198
Welltower, Inc. (REIT)	17,700	1,227,318
Weyerhaeuser Co. (REIT)	17,882	553,997

		31,817,196

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	32,043	923,479
Howard Hughes Corp.*	1,800	190,602
Jones Lang LaSalle, Inc.	3,700	434,084
Realogy Holdings Corp.*	5,910	213,410

		1,761,575

Total Financials		66,489,815

Health Care (15.4%)
Biotechnology (5.0%)
Agios Pharmaceuticals, Inc.*	2,900	117,740
Alexion Pharmaceuticals, Inc.*	24,290	3,381,654
Alkermes plc*	13,800	471,822
Alnylam Pharmaceuticals, Inc.*	6,800	426,836
Amgen, Inc.	85,400	12,804,022
Baxalta, Inc.	38,756	1,565,742
Biogen, Inc.*	25,109	6,536,375
BioMarin Pharmaceutical, Inc.*	18,049	1,488,682
Bluebird Bio, Inc.*	4,000	170,000
Celgene Corp.*	89,094	8,917,419
Gilead Sciences, Inc.	156,880	14,410,997
Incyte Corp.*	17,600	1,275,472
Intercept Pharmaceuticals, Inc.*	1,800	231,246
Intrexon Corp.*	5,400	183,006
Ionis Pharmaceuticals, Inc.*	13,400	542,700
Juno Therapeutics, Inc.*	1,300	49,517
Medivation, Inc.*	17,600	809,248
OPKO Health, Inc.*	33,900	352,221
Puma Biotechnology, Inc.*	2,800	82,236

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Regeneron Pharmaceuticals, Inc.*	8,800	$3,171,872
Seattle Genetics, Inc.*	11,800	414,062
United Therapeutics Corp.*	5,152	574,087
Vertex Pharmaceuticals, Inc.*	27,407	2,178,582

		60,155,538

Health Care Equipment & Supplies (1.8%)
Alere, Inc.*	6,100	308,721
Align Technology, Inc.*	9,100	661,479
Baxter International, Inc.	38,756	1,592,097
Becton, Dickinson and Co.	23,492	3,566,556
Boston Scientific Corp.*	11,700	220,077
C.R. Bard, Inc.	8,324	1,687,025
Cooper Cos., Inc.	3,700	569,689
DENTSPLY SIRONA, Inc.	15,343	945,582
DexCom, Inc.*	8,900	604,399
Edwards Lifesciences Corp.*	24,192	2,133,976
Hill-Rom Holdings, Inc.	5,800	291,740
Hologic, Inc.*	27,600	952,200
IDEXX Laboratories, Inc.*	10,494	821,890
Intuitive Surgical, Inc.*	4,221	2,537,032
ResMed, Inc.	15,832	915,406
St. Jude Medical, Inc.	17,754	976,470
Stryker Corp.	19,191	2,059,002
Varian Medical Systems, Inc.*	11,190	895,424
Zimmer Biomet Holdings, Inc.	1,200	127,956

		21,866,721

Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc.*	6,700	369,237
Aetna, Inc.	9,700	1,089,795
AmerisourceBergen Corp.	23,108	1,999,997
Anthem, Inc.	5,900	820,041
Brookdale Senior Living, Inc.*	4,400	69,872
Cardinal Health, Inc.	33,600	2,753,520
Centene Corp.*	14,171	872,496
Cigna Corp.	28,900	3,966,236
DaVita HealthCare Partners, Inc.*	5,696	417,972
Envision Healthcare Holdings, Inc.*	20,767	423,647
Express Scripts Holding Co.*	63,739	4,378,232
HCA Holdings, Inc.*	2,800	218,540
Henry Schein, Inc.*	9,452	1,631,699
Humana, Inc.	15,600	2,854,020
Laboratory Corp. of America Holdings*	3,739	437,949
LifePoint Health, Inc.*	500	34,625
McKesson Corp.	26,071	4,099,665
MEDNAX, Inc.*	6,000	387,720
Patterson Cos., Inc.	5,274	245,399
Premier, Inc., Class A*	4,203	140,212
Tenet Healthcare Corp.*	11,128	321,933
UnitedHealth Group, Inc.	101,600	13,096,240
Universal Health Services, Inc., Class B	1,816	226,492
VCA, Inc.*	8,700	501,903

		41,357,442

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	6,300	83,223
athenahealth, Inc.*	4,300	596,754
Cerner Corp.*	33,640	1,781,574
IMS Health Holdings, Inc.*	15,000	398,250
Inovalon Holdings, Inc., Class A*	2,800	51,856
Veeva Systems, Inc., Class A*	7,945	198,943

		3,110,600

Life Sciences Tools & Services (0.7%)
Bio-Techne Corp.	1,754	165,788
Bruker Corp.	12,400	347,200
Charles River Laboratories International, Inc.*	5,327	404,532
Illumina, Inc.*	16,191	2,624,723
Mettler-Toledo International, Inc.*	3,147	1,084,960
PerkinElmer, Inc.	1,900	93,974
Quintiles Transnational Holdings, Inc.*	8,400	546,840
Thermo Fisher Scientific, Inc.	15,100	2,138,009
VWR Corp.*	1,687	45,650
Waters Corp.*	9,342	1,232,397

		8,684,073

Pharmaceuticals (4.1%)
AbbVie, Inc.	185,865	10,616,609
Akorn, Inc.*	8,800	207,064
Allergan plc*	19,946	5,346,126
Bristol-Myers Squibb Co.	187,200	11,958,336
Eli Lilly & Co.	109,900	7,913,899
Endo International plc*	9,100	256,165
Jazz Pharmaceuticals plc*	6,900	900,795
Johnson & Johnson	40,214	4,351,155
Mallinckrodt plc*	5,127	314,183
Merck & Co., Inc.	36,100	1,910,051
Mylan N.V.*	40,023	1,855,066
Perrigo Co. plc	3,084	394,536
Zoetis, Inc.	56,150	2,489,129

		48,513,114

Total Health Care		183,687,488

Industrials (11.0%)
Aerospace & Defense (2.8%)
B/E Aerospace, Inc.	11,900	548,828
Boeing Co.	77,329	9,816,143
BWX Technologies, Inc.	2,300	77,188
General Dynamics Corp.	9,500	1,248,015
Hexcel Corp.	10,800	472,068
Honeywell International, Inc.	87,791	9,836,982
Huntington Ingalls Industries, Inc.	5,500	753,170
Lockheed Martin Corp.	21,931	4,857,716
Northrop Grumman Corp.	6,300	1,246,770
Rockwell Collins, Inc.	14,870	1,371,163
Spirit AeroSystems Holdings, Inc., Class A*	14,647	664,388
Textron, Inc.	7,000	255,220
TransDigm Group, Inc.*	6,053	1,333,718
United Technologies Corp.	8,682	869,068

		33,350,437

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	16,358	1,214,254
Expeditors International of Washington, Inc.	21,476	1,048,244
FedEx Corp.	11,600	1,887,552
United Parcel Service, Inc., Class B	78,759	8,306,712

		12,456,762

Airlines (1.3%)
Alaska Air Group, Inc.	14,500	1,189,290
American Airlines Group, Inc.	70,712	2,899,899
Delta Air Lines, Inc.	91,589	4,458,553
JetBlue Airways Corp.*	13,100	276,672
Southwest Airlines Co.	75,045	3,362,016
Spirit Airlines, Inc.*	8,100	388,638
United Continental Holdings, Inc.*	40,387	2,417,566

		14,992,634

Building Products (0.3%)
A.O. Smith Corp.	8,300	633,373
Allegion plc	10,766	685,902

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Armstrong World Industries, Inc.*	2,731	$132,098
Fortune Brands Home & Security, Inc.	6,200	347,448
Lennox International, Inc.	4,568	617,548
Masco Corp.	39,075	1,228,909
USG Corp.*	10,200	253,062

		3,898,340

Commercial Services & Supplies (0.5%)
Cintas Corp.	10,100	907,081
Clean Harbors, Inc.*	4,400	217,096
Copart, Inc.*	13,454	548,520
Covanta Holding Corp.	12,800	215,808
KAR Auction Services, Inc.	5,300	202,142
Pitney Bowes, Inc.	8,700	187,398
R.R. Donnelley & Sons Co.	12,200	200,080
Rollins, Inc.	10,600	287,472
Stericycle, Inc.*	9,571	1,207,764
Tyco International plc	41,300	1,516,123
Waste Management, Inc.	4,300	253,700

		5,743,184

Construction & Engineering (0.0%)
AECOM*	2,200	67,738
Quanta Services, Inc.*	3,400	76,704
Valmont Industries, Inc.	168	20,805

		165,247

Electrical Equipment (0.6%)
Acuity Brands, Inc.	4,900	1,068,886
AMETEK, Inc.	27,123	1,355,608
Babcock & Wilcox Enterprises, Inc.*	1,100	23,540
Emerson Electric Co.	51,671	2,809,869
Hubbell, Inc.	900	95,337
Regal Beloit Corp.	200	12,618
Rockwell Automation, Inc.	15,112	1,718,990
SolarCity Corp.*	6,600	162,228

		7,247,076

Industrial Conglomerates (1.2%)
3M Co.	71,296	11,880,052
Carlisle Cos., Inc.	1,600	159,200
Danaher Corp.	12,938	1,227,299
Roper Technologies, Inc.	4,373	799,253

		14,065,804

Machinery (1.4%)
Allison Transmission Holdings, Inc.	10,900	294,082
Caterpillar, Inc.	11,795	902,789
Cummins, Inc.	15,186	1,669,549
Deere & Co.	6,347	488,656
Donaldson Co., Inc.	13,780	439,720
Flowserve Corp.	6,969	309,493
Graco, Inc.	6,216	521,895
IDEX Corp.	7,976	661,051
Illinois Tool Works, Inc.	33,600	3,441,984
Ingersoll-Rand plc	2,000	124,020
Lincoln Electric Holdings, Inc.	7,800	456,846
Middleby Corp.*	6,400	683,328
Nordson Corp.	6,400	486,656
PACCAR, Inc.	35,991	1,968,348
Parker-Hannifin Corp.	7,100	788,668
Snap-on, Inc.	6,500	1,020,435
Stanley Black & Decker, Inc.	1,600	168,336
Toro Co.	6,226	536,183
WABCO Holdings, Inc.*	6,147	657,237
Wabtec Corp.	10,834	859,028

		16,478,304

Professional Services (0.5%)
Dun & Bradstreet Corp.	1,240	127,819
Equifax, Inc.	13,400	1,531,486
IHS, Inc., Class A*	6,617	821,567
Nielsen Holdings plc	28,391	1,495,070
Robert Half International, Inc.	15,105	703,591
TransUnion*	2,732	75,430
Verisk Analytics, Inc.*	18,991	1,517,761

		6,272,724

Road & Rail (1.0%)
AMERCO	400	142,924
Avis Budget Group, Inc.*	11,200	306,432
CSX Corp.	28,600	736,450
Genesee & Wyoming, Inc., Class A*	2,500	156,750
Hertz Global Holdings, Inc.*	45,500	479,115
J.B. Hunt Transport Services, Inc.	10,370	873,569
Landstar System, Inc.	4,966	320,853
Old Dominion Freight Line, Inc.*	7,800	543,036
Union Pacific Corp.	98,348	7,823,583

		11,382,712

Trading Companies & Distributors (0.4%)
Air Lease Corp.	600	19,272
Fastenal Co.	33,008	1,617,392
HD Supply Holdings, Inc.*	19,101	631,670
MSC Industrial Direct Co., Inc., Class A	1,577	120,341
United Rentals, Inc.*	10,200	634,338
W.W. Grainger, Inc.	7,046	1,644,748
Watsco, Inc.	2,900	390,746

		5,058,507

Total Industrials		131,111,731

Information Technology (28.0%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	3,770	237,887
ARRIS International plc*	7,700	176,484
CommScope Holding Co., Inc.*	5,205	145,324
F5 Networks, Inc.*	8,040	851,034
Harris Corp.	2,339	182,115
Juniper Networks, Inc.	7,800	198,978
Motorola Solutions, Inc.	19,800	1,498,860
Palo Alto Networks, Inc.*	8,166	1,332,201

		4,622,883

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	34,664	2,004,272
CDW Corp.	14,774	613,121
Cognex Corp.	9,700	377,815
Fitbit, Inc., Class A*	3,099	46,950
FLIR Systems, Inc.	9,906	326,403
Ingram Micro, Inc., Class A	900	32,319
IPG Photonics Corp.*	3,900	374,712
Jabil Circuit, Inc.	4,000	77,080
Keysight Technologies, Inc.*	15,923	441,704
National Instruments Corp.	2,770	83,405
Trimble Navigation Ltd.*	1,468	36,406
VeriFone Systems, Inc.*	12,700	358,648
Zebra Technologies Corp., Class A*	5,807	400,683

		5,173,518

Internet Software & Services (7.3%)
Akamai Technologies, Inc.*	20,023	1,112,678
Alphabet, Inc., Class A*	32,392	24,711,857
Alphabet, Inc., Class C*	33,079	24,642,201
CoStar Group, Inc.*	3,700	696,229
eBay, Inc.*	136,376	3,253,931
Facebook, Inc., Class A*	243,000	27,726,300

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
GoDaddy, Inc., Class A*	2,600	$84,058
IAC/InterActiveCorp	8,200	386,056
LinkedIn Corp., Class A*	12,300	1,406,505
Match Group, Inc.*	3,100	34,286
Pandora Media, Inc.*	23,683	211,963
Rackspace Hosting, Inc.*	13,000	280,670
Twitter, Inc.*	63,443	1,049,982
VeriSign, Inc.*	10,941	968,716
Yelp, Inc.*	7,200	143,136
Zillow Group, Inc., Class A*	2,900	74,095
Zillow Group, Inc., Class C*	5,900	140,007

		86,922,670

IT Services (6.2%)
Accenture plc, Class A	70,600	8,147,240
Alliance Data Systems Corp.*	7,040	1,548,800
Automatic Data Processing, Inc.	42,300	3,794,733
Black Knight Financial Services, Inc., Class A*	2,000	62,060
Booz Allen Hamilton Holding Corp.	10,500	317,940
Broadridge Financial Solutions, Inc.	13,387	793,983
Cognizant Technology Solutions Corp., Class A*	68,514	4,295,828
CoreLogic, Inc.*	4,500	156,150
DST Systems, Inc.	2,989	337,069
Fidelity National Information Services, Inc.	13,700	867,347
First Data Corp., Class A*	15,629	202,239
Fiserv, Inc.*	26,558	2,724,320
FleetCor Technologies, Inc.*	10,324	1,535,695
Gartner, Inc.*	9,300	830,955
Genpact Ltd.*	17,854	485,450
Global Payments, Inc.	14,912	973,754
International Business Machines Corp.	56,616	8,574,493
Jack Henry & Associates, Inc.	9,200	778,044
Leidos Holdings, Inc.	600	30,192
MasterCard, Inc., Class A	112,220	10,604,790
Paychex, Inc.	31,780	1,716,438
PayPal Holdings, Inc.*	136,376	5,264,114
Sabre Corp.	12,700	367,284
Square, Inc., Class A*	2,602	39,758
Teradata Corp.*	11,051	289,978
Total System Services, Inc.	18,500	880,230
Vantiv, Inc., Class A*	16,100	867,468
Visa, Inc., Class A	219,808	16,810,916
Western Union Co.	57,955	1,117,952
WEX, Inc.*	4,300	358,448

		74,773,668

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc.	32,199	1,905,859
Applied Materials, Inc.	76,400	1,618,152
Atmel Corp.	46,800	380,016
Broadcom Ltd.	29,811	4,605,800
Intel Corp.	37,200	1,203,420
KLA-Tencor Corp.	18,300	1,332,423
Lam Research Corp.	12,698	1,048,855
Linear Technology Corp.	26,815	1,194,876
Maxim Integrated Products, Inc.	10,978	403,771
Microchip Technology, Inc.	23,417	1,128,699
Micron Technology, Inc.*	9,500	99,465
ON Semiconductor Corp.*	44,400	425,796
Qorvo, Inc.*	15,800	796,478
QUALCOMM, Inc.	25,639	1,311,178
Skyworks Solutions, Inc.	21,400	1,667,060
SunEdison, Inc.*	28,100	15,180
SunPower Corp.*	400	8,936
Texas Instruments, Inc.	116,831	6,708,436
Xilinx, Inc.	6,663	316,026

		26,170,426

Software (5.5%)
Adobe Systems, Inc.*	56,134	5,265,369
ANSYS, Inc.*	1,912	171,048
Autodesk, Inc.*	18,980	1,106,724
Cadence Design Systems, Inc.*	32,800	773,424
CDK Global, Inc.	17,933	834,781
Citrix Systems, Inc.*	18,029	1,416,719
Electronic Arts, Inc.*	35,300	2,333,683
FireEye, Inc.*	15,395	276,956
Fortinet, Inc.*	16,000	490,080
Intuit, Inc.	30,929	3,216,925
Microsoft Corp.#	515,149	28,451,679
NetSuite, Inc.*	4,500	308,205
Oracle Corp.	213,432	8,731,503
PTC, Inc.*	12,900	427,764
Red Hat, Inc.*	20,551	1,531,255
salesforce.com, Inc.*	73,684	5,440,090
ServiceNow, Inc.*	17,289	1,057,741
Splunk, Inc.*	14,000	685,020
SS&C Technologies Holdings, Inc.	8,100	513,702
Synopsys, Inc.*	1,200	58,128
Tableau Software, Inc., Class A*	5,500	252,285
Ultimate Software Group, Inc.*	3,200	619,200
VMware, Inc., Class A*	9,166	479,474
Workday, Inc., Class A*	11,860	911,322

		65,353,077

Technology Hardware, Storage & Peripherals (6.0%)
3D Systems Corp.*	4,600	71,162
Apple, Inc.	647,003	70,516,857
EMC Corp.	17,852	475,756
NetApp, Inc.	9,926	270,880

		71,334,655

Total Information Technology		334,350,897

Materials (3.5%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	19,900	2,866,595
Airgas, Inc.	1,700	240,788
Ashland, Inc.	700	76,972
Axalta Coating Systems Ltd.*	11,299	329,931
Celanese Corp.	1,192	78,076
CF Industries Holdings, Inc.	26,400	827,376
Chermours Co.	9,304	65,128
Dow Chemical Co.	16,400	834,104
E.I. du Pont de Nemours & Co.	46,921	2,971,038
Eastman Chemical Co.	4,088	295,276
Ecolab, Inc.	29,641	3,305,564
FMC Corp.	10,858	438,337
GCP Applied Technologies, Inc.*	8,100	161,514
Huntsman Corp.	14,500	192,850
International Flavors & Fragrances, Inc.	9,066	1,031,439
LyondellBasell Industries N.V., Class A	41,100	3,517,338
Monsanto Co.	49,370	4,331,724
NewMarket Corp.	1,000	396,260
Platform Specialty Products Corp.*	2,400	20,640
PPG Industries, Inc.	30,500	3,400,445
Praxair, Inc.	26,968	3,086,488
RPM International, Inc.	14,900	705,217
Scotts Miracle-Gro Co., Class A	4,493	326,956

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co.	9,171	$2,610,708
Valspar Corp.	9,100	973,882
W.R. Grace & Co.*	8,200	583,676

		33,668,322

Construction Materials (0.1%)
Eagle Materials, Inc.	5,600	392,616
Martin Marietta Materials, Inc.	1,036	165,252
Vulcan Materials Co.	2,000	211,140

		769,008

Containers & Packaging (0.6%)
AptarGroup, Inc.	1,300	101,933
Avery Dennison Corp.	9,500	685,045
Ball Corp.	15,424	1,099,577
Bemis Co., Inc.	1,100	56,958
Crown Holdings, Inc.*	6,803	337,361
Graphic Packaging Holding Co.	21,300	273,705
International Paper Co.	44,900	1,842,696
Owens-Illinois, Inc.*	1,100	17,556
Packaging Corp. of America	11,000	664,400
Sealed Air Corp.	22,100	1,061,021
Silgan Holdings, Inc.	4,500	239,265
WestRock Co.	2,700	105,381

		6,484,898

Metals & Mining (0.0%)
Compass Minerals International, Inc.	3,719	263,528
Royal Gold, Inc.	300	15,387
Southern Copper Corp.	4,129	114,415
Steel Dynamics, Inc.	3,000	67,530
Tahoe Resources, Inc.	2,300	23,069

		483,929

Total Materials		41,406,157

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	100,447	3,934,509
Level 3 Communications, Inc.*	3,843	203,102
SBA Communications Corp., Class A*	7,118	713,010
Verizon Communications, Inc.	425,000	22,984,000
Zayo Group Holdings, Inc.*	13,941	337,930

Total Telecommunication Services		28,172,551

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,399	278,804

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	4,800	72,816
TerraForm Power, Inc., Class A*	300	2,595

		75,411

Multi-Utilities (0.0%)
Dominion Resources, Inc.	3,300	247,896

Total Utilities		602,111

Total Common Stocks (99.1%) (Cost $578,222,265)		1,182,521,731

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	10,091,428	10,091,428

Total Short-Term Investment (0.8%) (Cost $10,091,428)		10,091,428

Total Investments (99.9%) (Cost $588,313,693)		1,192,613,159
Other Assets Less Liabilities (0.1%)		1,729,302

Net Assets (100%)		$1,194,342,461

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,749,780.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	104	June-16	$10,371,991	$10,667,800	$295,809

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$251,937,501	$—	$—	$251,937,501
Consumer Staples	138,908,646	—	—	138,908,646
Energy	5,854,834	—	—	5,854,834
Financials	66,489,815	—	—	66,489,815
Health Care	183,687,488	—	—	183,687,488
Industrials	131,111,731	—	—	131,111,731
Information Technology	334,350,897	—	—	334,350,897
Materials	41,406,157	—	—	41,406,157
Telecommunication Services	28,172,551	—	—	28,172,551
Utilities	602,111	—	—	602,111
Futures	295,809	—	—	295,809
Short-Term Investments	10,091,428	—	—	10,091,428

Total Assets	$1,192,908,968	$—	$—	$1,192,908,968

Total Liabilities	$—	$—	$—	$—

Total	$1,192,908,968	$—	$—	$1,192,908,968

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$628,196,606
Aggregate gross unrealized depreciation	(24,506,247)

Net unrealized appreciation	$603,690,359

Federal income tax cost of investments	$588,922,800

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Auto Components (0.3%)
Gentex Corp.	7,200	$112,968
Goodyear Tire & Rubber Co.	15,100	497,998
Johnson Controls, Inc.	27,886	1,086,717
Lear Corp.	1,140	126,734

		1,824,417

Automobiles (1.1%)
Ford Motor Co.	215,200	2,905,200
General Motors Co.	88,600	2,784,698
Harley-Davidson, Inc.	4,500	230,985

		5,920,883

Distributors (0.0%)
Genuine Parts Co.	600	59,616

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	214	102,720
H&R Block, Inc.	1,000	26,420

		129,140

Hotels, Restaurants & Leisure (0.6%)
Aramark	900	29,808
Carnival Corp.	23,288	1,228,908
Darden Restaurants, Inc.	5,700	377,910
Hyatt Hotels Corp., Class A*	1,925	95,268
International Game Technology plc	1,700	31,025
MGM Resorts International*	23,216	497,751
Norwegian Cruise Line Holdings Ltd.*	600	33,174
Royal Caribbean Cruises Ltd.	9,494	779,932
Wendy’s Co.	9,874	107,528
Wynn Resorts Ltd.	500	46,715

		3,228,019

Household Durables (0.5%)
D.R. Horton, Inc.	10,827	327,300
Garmin Ltd.	6,685	267,133
Lennar Corp., Class A	5,900	285,324
Lennar Corp., Class B	600	23,226
Mohawk Industries, Inc.*	1,027	196,054
Newell Rubbermaid, Inc.	7,435	329,296
PulteGroup, Inc.	20,400	381,684
Toll Brothers, Inc.*	6,375	188,126
Tupperware Brands Corp.	300	17,394
Whirlpool Corp.	3,916	706,212

		2,721,749

Internet & Catalog Retail (0.1%)
Expedia, Inc.	743	80,110
Liberty Interactive Corp. QVC Group*	15,189	383,522

		463,632

Leisure Products (0.2%)
Brunswick Corp.	1,400	67,172
Hasbro, Inc.	1,300	104,130
Mattel, Inc.	19,000	638,780
Vista Outdoor, Inc.*	3,104	161,129

		971,211

Media (1.2%)
Cable One, Inc.	214	93,546
Cablevision Systems Corp. - New York Group, Class A	9,700	320,100
Clear Channel Outdoor Holdings, Inc., Class A	2,500	11,750
Comcast Corp., Class A	13,300	812,364
Discovery Communications, Inc., Class A*	800	22,904
Discovery Communications, Inc., Class C*	1,400	37,800
DISH Network Corp., Class A*	4,000	185,040
Gannett Co., Inc.	6,386	96,684
John Wiley & Sons, Inc., Class A	2,800	136,892
Liberty Broadband Corp.*	4,668	270,767
Liberty Media Corp.*	16,758	641,275
News Corp., Class A	21,505	274,619
News Corp., Class B	6,800	90,100
TEGNA, Inc.	12,173	285,578
Thomson Reuters Corp.	18,443	746,573
Time Warner, Inc.	21,945	1,592,110
Tribune Media Co., Class A	4,500	172,575
Twenty-First Century Fox, Inc., Class A	19,520	544,217
Twenty-First Century Fox, Inc., Class B	8,800	248,160

		6,583,054

Multiline Retail (0.6%)
Dillard’s, Inc., Class A	1,200	101,892
J.C. Penney Co., Inc.*	15,859	175,400
Kohl’s Corp.	10,341	481,994
Macy’s, Inc.	4,490	197,964
Sears Holdings Corp.*	1,102	16,872
Target Corp.	30,200	2,484,856

		3,458,978

Specialty Retail (0.4%)
Aaron’s, Inc.	3,267	82,002
Best Buy Co., Inc.	15,000	486,600
Cabela’s, Inc.*	2,500	121,725
CST Brands, Inc.	465	17,805
Dick’s Sporting Goods, Inc.	1,600	74,800
DSW, Inc., Class A	4,200	116,088
Foot Locker, Inc.	1,091	70,369
GameStop Corp., Class A	6,292	199,645
Murphy USA, Inc.*	2,346	144,162
Office Depot, Inc.*	25,300	179,630
Penske Automotive Group, Inc.	1,700	64,430
Staples, Inc.	35,900	395,977
Tiffany & Co.	1,600	117,408

		2,070,641

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	13,300	533,197
Fossil Group, Inc.*	400	17,768
PVH Corp.	4,500	445,770
Ralph Lauren Corp.	3,200	308,032

		1,304,767

Total Consumer Discretionary		28,736,107

Consumer Staples (7.3%)
Beverages (0.2%)
Brown-Forman Corp., Class A	200	21,338
Brown-Forman Corp., Class B	500	49,235
Molson Coors Brewing Co., Class B	8,649	831,861

		902,434

Food & Staples Retailing (2.0%)
CVS Health Corp.	4,475	464,192
Rite Aid Corp.*	22,500	183,375
Sysco Corp.	22,300	1,042,079
Walgreens Boots Alliance, Inc.	40,198	3,386,279
Wal-Mart Stores, Inc.	86,882	5,950,548
Whole Foods Market, Inc.	1,700	52,887

		11,079,360

Food Products (1.7%)
Archer-Daniels-Midland Co.	34,016	1,235,121
Bunge Ltd.	7,811	442,649
Campbell Soup Co.	4,034	257,329

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ConAgra Foods, Inc.	19,935	$889,500
Flowers Foods, Inc.	1,100	20,306
Ingredion, Inc.	3,529	376,862
J.M. Smucker Co.	6,519	846,427
Kellogg Co.	1,415	108,318
Mondelez International, Inc., Class A	89,462	3,589,215
Pilgrim’s Pride Corp.*	3,100	78,740
Pinnacle Foods, Inc.	6,500	290,420
Tyson Foods, Inc., Class A	15,324	1,021,498

		9,156,385

Household Products (2.5%)
Clorox Co.	1,404	176,988
Colgate-Palmolive Co.	6,000	423,900
Energizer Holdings, Inc.	3,594	145,593
Kimberly-Clark Corp.	4,105	552,164
Procter & Gamble Co.	149,371	12,294,727

		13,593,372

Personal Products (0.1%)
Avon Products, Inc.	24,400	117,364
Edgewell Personal Care Co.	3,294	265,266
Herbalife Ltd.*	600	36,936
Nu Skin Enterprises, Inc., Class A	2,600	99,450

		519,016

Tobacco (0.8%)
Altria Group, Inc.	6,500	407,290
Philip Morris International, Inc.	43,000	4,218,730

		4,626,020

Total Consumer Staples		39,876,587

Energy (12.6%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	23,749	1,040,919
Cameron International Corp.*	10,708	717,971
Diamond Offshore Drilling, Inc.	3,725	80,944
Dril-Quip, Inc.*	2,200	133,232
Ensco plc, Class A	13,100	135,847
FMC Technologies, Inc.*	4,500	123,120
Frank’s International N.V.	2,400	39,552
Halliburton Co.	46,800	1,671,696
Helmerich & Payne, Inc.	5,456	320,376
Nabors Industries Ltd.	14,353	132,048
National Oilwell Varco, Inc.	21,049	654,624
Noble Corp. plc	13,600	140,760
Oceaneering International, Inc.	4,600	152,904
Patterson-UTI Energy, Inc.	8,257	145,488
Rowan Cos., plc, Class A	6,228	100,271
RPC, Inc.	2,800	39,704
Schlumberger Ltd.	61,400	4,528,250
Seadrill Ltd.*	21,000	69,300
Superior Energy Services, Inc.	7,400	99,086
Weatherford International plc*	43,500	338,430

		10,664,522

Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp.	27,786	1,293,994
Antero Resources Corp.*	3,900	96,993
Apache Corp.	20,558	1,003,436
California Resources Corp.	22,101	22,764
Cheniere Energy, Inc.*	13,300	449,939
Chesapeake Energy Corp.	32,897	135,536
Chevron Corp.	103,507	9,874,568
Cimarex Energy Co.	5,300	515,531
Cobalt International Energy, Inc.*	20,546	61,022
Columbia Pipeline Group, Inc.	22,572	566,557
Concho Resources, Inc.*	7,100	717,384
ConocoPhillips Co.	67,970	2,737,152
CONSOL Energy, Inc.	13,400	151,286
Continental Resources, Inc.*	3,200	97,152
CVR Energy, Inc.	800	20,880
Denbury Resources, Inc.	20,184	44,808
Devon Energy Corp.	26,435	725,376
Diamondback Energy, Inc.*	3,900	301,002
Energen Corp.	4,640	169,778
EOG Resources, Inc.	27,600	2,003,208
EP Energy Corp., Class A*	1,900	8,588
EQT Corp.	8,205	551,868
Exxon Mobil Corp.	230,299	19,250,693
Golar LNG Ltd.	5,000	89,850
Gulfport Energy Corp.*	6,400	181,376
Hess Corp.	15,218	801,228
HollyFrontier Corp.	8,400	296,688
Kinder Morgan, Inc.	98,000	1,750,280
Kosmos Energy Ltd.*	8,800	51,216
Laredo Petroleum, Inc.*	6,900	54,717
Marathon Oil Corp.	45,448	506,291
Marathon Petroleum Corp.	27,548	1,024,235
Murphy Oil Corp.	9,987	251,573
Newfield Exploration Co.*	9,170	304,902
Noble Energy, Inc.	23,358	733,675
Occidental Petroleum Corp.	42,310	2,895,273
ONEOK, Inc.	6,400	191,104
PBF Energy, Inc., Class A	5,000	166,000
Phillips 66	29,835	2,583,413
Pioneer Natural Resources Co.	8,900	1,252,586
QEP Resources, Inc.	10,654	150,328
Range Resources Corp.	8,900	288,182
Rice Energy, Inc.*	4,100	57,236
SM Energy Co.	3,800	71,212
Southwestern Energy Co.*	21,600	174,312
Spectra Energy Corp.	36,707	1,123,234
Targa Resources Corp.	4,500	134,370
Teekay Corp.	1,933	16,740
Tesoro Corp.	6,352	546,335
Valero Energy Corp.	26,486	1,698,812
Whiting Petroleum Corp.*	11,400	90,972
World Fuel Services Corp.	3,500	170,030
WPX Energy, Inc.*	11,001	76,897

		58,532,582

Total Energy		69,197,104

Financials (27.7%)
Banks (10.1%)
Associated Banc-Corp	9,102	163,290
Bank of America Corp.	577,172	7,803,365
Bank of Hawaii Corp.	2,524	172,339
BankUnited, Inc.	5,300	182,532
BB&T Corp.	42,633	1,418,400
BOK Financial Corp.	1,296	70,788
CIT Group, Inc.	9,712	301,363
Citigroup, Inc.	166,742	6,961,479
Citizens Financial Group, Inc.	17,500	366,625
Comerica, Inc.	9,405	356,167
Commerce Bancshares, Inc./Missouri	4,937	221,918
Cullen/Frost Bankers, Inc.	3,147	173,431
East West Bancorp, Inc.	8,134	264,192
Fifth Third Bancorp	43,688	729,153
First Horizon National Corp.	11,784	154,370
First Niagara Financial Group, Inc.	19,958	193,193
First Republic Bank/California	8,000	533,120
Huntington Bancshares, Inc./Ohio	45,325	432,401
JPMorgan Chase & Co.	204,304	12,098,883

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp	47,612	$525,636
M&T Bank Corp.	8,659	961,149
PacWest Bancorp	6,500	241,475
People’s United Financial, Inc.	17,210	274,155
PNC Financial Services Group, Inc.	28,489	2,409,315
Popular, Inc.	5,732	163,993
Regions Financial Corp.	75,168	590,069
Signature Bank/New York*	300	40,836
SunTrust Banks, Inc./Georgia	28,274	1,020,126
SVB Financial Group*	1,100	112,255
Synovus Financial Corp.	6,891	199,219
TCF Financial Corp.	9,749	119,523
U.S. Bancorp	92,150	3,740,369
Wells Fargo & Co.	256,534	12,405,984
Zions Bancorp	11,568	280,061

		55,681,174

Capital Markets (2.7%)
Ameriprise Financial, Inc.	1,710	160,757
Bank of New York Mellon Corp.	55,099	2,029,296
BlackRock, Inc.	4,664	1,588,418
Charles Schwab Corp.	18,800	526,776
E*TRADE Financial Corp.*	15,722	385,032
Franklin Resources, Inc.	21,100	823,955
Goldman Sachs Group, Inc.	23,727	3,724,664
Interactive Brokers Group, Inc., Class A	3,219	126,571
Invesco Ltd.	20,531	631,739
Legg Mason, Inc.	3,926	136,154
Morgan Stanley	84,467	2,112,520
Northern Trust Corp.	12,681	826,421
Raymond James Financial, Inc.	7,292	347,172
State Street Corp.‡	22,628	1,324,191
TD Ameritrade Holding Corp.	2,500	78,825
Waddell & Reed Financial, Inc., Class A	600	14,124

		14,836,615

Consumer Finance (1.4%)
Ally Financial, Inc.*	25,000	468,000
American Express Co.	36,200	2,222,680
Capital One Financial Corp.	28,430	1,970,483
Discover Financial Services	22,619	1,151,760
Navient Corp.	18,989	227,298
OneMain Holdings, Inc.*	2,900	79,547
Santander Consumer USA Holdings, Inc.*	4,600	48,254
SLM Corp.*	1,889	12,014
Synchrony Financial*	45,793	1,312,428

		7,492,464

Diversified Financial Services (3.1%)
Berkshire Hathaway, Inc., Class B*	95,698	13,577,632
CME Group, Inc./Illinois	17,600	1,690,480
Intercontinental Exchange, Inc.	4,117	968,072
Leucadia National Corp.	15,913	257,313
Nasdaq, Inc.	6,474	429,744
Voya Financial, Inc.	11,700	348,309

		17,271,550

Insurance (5.3%)
Aflac, Inc.	23,815	1,503,679
Alleghany Corp.*	880	436,656
Allied World Assurance Co. Holdings AG	4,663	162,925
Allstate Corp.	21,288	1,434,173
American Financial Group, Inc./Ohio	3,591	252,699
American International Group, Inc.	63,106	3,410,879
American National Insurance Co.	482	55,671
AmTrust Financial Services, Inc.	4,000	103,520
Arch Capital Group Ltd.*	6,701	476,441
Arthur J. Gallagher & Co.	4,200	186,816
Aspen Insurance Holdings Ltd.	3,401	162,228
Assurant, Inc.	3,661	282,446
Assured Guaranty Ltd.	7,354	186,056
Axis Capital Holdings Ltd.	5,406	299,817
Brown & Brown, Inc.	5,985	214,263
Chubb Ltd.	25,586	3,048,572
Cincinnati Financial Corp.	8,856	578,828
CNA Financial Corp.	1,660	53,419
Endurance Specialty Holdings Ltd.	3,504	228,951
Everest Reinsurance Group Ltd.	2,512	495,944
FNF Group	15,738	533,518
Genworth Financial, Inc., Class A*	29,634	80,901
Hanover Insurance Group, Inc.	2,459	221,851
Hartford Financial Services Group, Inc.	21,599	995,282
Lincoln National Corp.	14,214	557,189
Loews Corp.	15,385	588,630
Markel Corp.*	695	619,641
Marsh & McLennan Cos., Inc.	12,043	732,094
Mercury General Corp.	1,274	70,707
MetLife, Inc.	51,630	2,268,622
Old Republic International Corp.	13,784	251,972
Principal Financial Group, Inc.	16,484	650,294
ProAssurance Corp.	2,800	141,680
Progressive Corp.	32,185	1,130,981
Prudential Financial, Inc.	24,911	1,799,072
Reinsurance Group of America, Inc.	3,703	356,414
RenaissanceReinsurance Holdings Ltd.	2,451	293,703
Torchmark Corp.	7,062	382,478
Travelers Cos., Inc.	16,275	1,899,455
Unum Group	13,989	432,540
Validus Holdings Ltd.	4,727	223,067
W. R. Berkley Corp.	5,464	307,077
White Mountains Insurance Group Ltd.	299	239,977
XL Group plc	16,645	612,536

		28,963,664

Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)	4,042	367,377
American Campus Communities, Inc. (REIT)	7,200	339,048
American Capital Agency Corp. (REIT)	19,000	353,970
American Homes 4 Rent (REIT), Class A	10,900	173,310
Annaly Capital Management, Inc. (REIT)	51,295	526,287
Apartment Investment & Management Co. (REIT), Class A	8,764	366,511
Apple Hospitality REIT, Inc. (REIT)	9,100	180,271
AvalonBay Communities, Inc. (REIT)	7,257	1,380,281
Boston Properties, Inc. (REIT)	729	92,641
Brandywine Realty Trust (REIT)	10,153	142,447
Brixmor Property Group, Inc. (REIT)	9,700	248,514
Camden Property Trust (REIT)	4,688	394,214
Care Capital Properties, Inc. (REIT)	4,634	124,377
CBL & Associates Properties, Inc. (REIT)	9,300	110,670
Chimera Investment Corp. (REIT)	9,558	129,893

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Property Trust, Inc. (REIT)	5,500	$120,945
Communications Sales & Leasing, Inc. (REIT)	6,742	150,010
Corporate Office Properties Trust (REIT)	5,267	138,206
Corrections Corp. of America (REIT)	6,534	209,415
DDR Corp. (REIT)	15,912	283,074
Digital Realty Trust, Inc. (REIT)	3,400	300,866
Douglas Emmett, Inc. (REIT)	8,149	245,366
Duke Realty Corp. (REIT)	18,602	419,289
Empire State Realty Trust, Inc. (REIT), Class A	3,300	57,849
Equity Commonwealth (REIT)*	6,717	189,554
Equity Residential (REIT)	20,009	1,501,275
Essex Property Trust, Inc. (REIT)	3,580	837,219
Forest City Realty Trust, Inc. (REIT), Class A	12,260	258,563
Four Corners Property Trust, Inc. (REIT)	2,596	46,598
Gaming and Leisure Properties, Inc. (REIT)	4,646	143,654
General Growth Properties, Inc. (REIT)	31,559	938,249
HCP, Inc. (REIT)	25,291	823,981
Healthcare Trust of America, Inc. (REIT), Class A	5,750	169,165
Hospitality Properties Trust (REIT)	8,391	222,865
Host Hotels & Resorts, Inc. (REIT)	40,690	679,523
Iron Mountain, Inc. (REIT)	7,197	244,050
Kilroy Realty Corp. (REIT)	4,600	284,602
Kimco Realty Corp. (REIT)	22,233	639,866
Liberty Property Trust (REIT)	7,822	261,724
Macerich Co. (REIT)	8,070	639,467
MFA Financial, Inc. (REIT)	22,100	151,385
Mid-America Apartment Communities, Inc. (REIT)	4,200	429,282
National Retail Properties, Inc. (REIT)	7,500	346,500
NorthStar Realty Europe Corp. (REIT)	3,241	37,596
NorthStar Realty Finance Corp. (REIT)	9,725	127,592
Omega Healthcare Investors, Inc. (REIT)	7,500	264,750
Outfront Media, Inc. (REIT)	7,031	148,354
Paramount Group, Inc. (REIT)	10,000	159,500
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,630	175,275
Post Properties, Inc. (REIT)	2,000	119,480
Prologis, Inc. (REIT)	28,786	1,271,765
Public Storage (REIT)	700	193,081
Rayonier, Inc. (REIT)	7,600	187,568
Realty Income Corp. (REIT)	13,626	851,761
Regency Centers Corp. (REIT)	5,125	383,606
Retail Properties of America, Inc. (REIT), Class A	13,200	209,220
Senior Housing Properties Trust (REIT)	12,179	217,882
SL Green Realty Corp. (REIT)	5,570	539,622
Spirit Realty Capital, Inc. (REIT)	23,400	263,250
Starwood Property Trust, Inc. (REIT)	12,400	234,732
Taubman Centers, Inc. (REIT)	2,201	156,777
Two Harbors Investment Corp. (REIT)	20,600	163,564
UDR, Inc. (REIT)	14,112	543,735
Ventas, Inc. (REIT)	17,936	1,129,251
VEREIT, Inc. (REIT)	50,800	450,596
Vornado Realty Trust (REIT)	10,356	977,917
Weingarten Realty Investors (REIT)	6,902	258,963
Welltower, Inc. (REIT)	10,370	719,056
Weyerhaeuser Co. (REIT)	35,071	1,086,500
WP Carey, Inc. (REIT)	5,500	342,320
WP Glimcher, Inc. (REIT)	10,342	98,146

		26,974,212

Real Estate Management & Development (0.1%)
Howard Hughes Corp.*	1,347	142,634
Jones Lang LaSalle, Inc.	700	82,124
Realogy Holdings Corp.*	5,200	187,772

		412,530

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	27,395	435,580
TFS Financial Corp.	4,043	70,227

		505,807

Total Financials		152,138,016

Health Care (11.5%)
Biotechnology (0.1%)
Alkermes plc*	1,200	41,028
Alnylam Pharmaceuticals, Inc.*	600	37,662
Baxalta, Inc.	11,100	448,440

		527,130

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	81,934	3,427,299
Alere, Inc.*	1,676	84,822
Baxter International, Inc.	11,100	455,988
Boston Scientific Corp.*	67,845	1,276,165
Cooper Cos., Inc.	926	142,576
Dentsply Sirona, Inc.	5,800	357,454
Hill-Rom Holdings, Inc.	305	15,342
Medtronic plc	78,403	5,880,225
St. Jude Medical, Inc.	6,900	379,500
Stryker Corp.	9,200	987,068
Teleflex, Inc.	2,372	372,428
Zimmer Biomet Holdings, Inc.	8,659	923,309

		14,302,176

Health Care Providers & Services (1.5%)
Aetna, Inc.	14,497	1,628,738
Anthem, Inc.	11,626	1,615,898
Brookdale Senior Living, Inc.*	8,100	128,628
Cardinal Health, Inc.	1,778	145,707
Centene Corp.*	2,265	139,438
Community Health Systems, Inc.*	6,981	129,218
DaVita HealthCare Partners, Inc.*	6,800	498,984
Express Scripts Holding Co.*	5,800	398,402
HCA Holdings, Inc.*	16,200	1,264,410
Humana, Inc.	632	115,624
Laboratory Corp. of America Holdings*	3,780	442,751
LifePoint Health, Inc.*	2,233	154,635
MEDNAX, Inc.*	2,200	142,164
Patterson Cos., Inc.	2,200	102,366
Quest Diagnostics, Inc.	7,810	558,025
UnitedHealth Group, Inc.	2,692	346,999
Universal Health Services, Inc., Class B	4,100	511,352
VCA, Inc.*	300	17,307

		8,340,646

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	5,900	$77,939

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	18,000	717,300
Bio-Rad Laboratories, Inc., Class A*	1,210	165,431
Bio-Techne Corp.	1,000	94,520
PerkinElmer, Inc.	5,015	248,042
QIAGEN N.V.*	13,200	294,888
Quintiles Transnational Holdings, Inc.*	200	13,020
Thermo Fisher Scientific, Inc.	14,495	2,052,347
VWR Corp.*	300	8,118

		3,593,666

Pharmaceuticals (6.6%)
Allergan plc*	11,800	3,162,754
Endo International plc*	7,800	219,570
Johnson & Johnson	133,202	14,412,456
Mallinckrodt plc*	4,025	246,652
Merck & Co., Inc.	137,672	7,284,226
Mylan N.V.*	3,600	166,860
Perrigo Co. plc	6,500	831,545
Pfizer, Inc.	339,000	10,047,960

		36,372,023

Total Health Care		63,213,580

Industrials (10.3%)
Aerospace & Defense (2.1%)
BWX Technologies, Inc.	4,800	161,088
General Dynamics Corp.	10,503	1,379,779
L-3 Communications Holdings, Inc.	4,180	495,330
Lockheed Martin Corp.	4,200	930,300
Northrop Grumman Corp.	6,977	1,380,748
Orbital ATK, Inc.	3,176	276,122
Raytheon Co.	16,832	2,064,108
Spirit AeroSystems Holdings, Inc., Class A*	799	36,243
Textron, Inc.	12,039	438,942
Triumph Group, Inc.	2,800	88,144
United Technologies Corp.	41,800	4,184,180

		11,434,984

Air Freight & Logistics (0.3%)
FedEx Corp.	9,335	1,518,991

Airlines (0.1%)
Copa Holdings S.A., Class A	1,800	121,950
JetBlue Airways Corp.*	11,000	232,320

		354,270

Building Products (0.1%)
Armstrong World Industries, Inc.*	800	38,696
Fortune Brands Home & Security, Inc.	5,547	310,854
Owens Corning, Inc.	6,268	296,351

		645,901

Commercial Services & Supplies (0.6%)
ADT Corp.	9,662	398,654
Clean Harbors, Inc.*	1,300	64,142
KAR Auction Services, Inc.	4,762	181,623
Pitney Bowes, Inc.	6,084	131,049
R.R. Donnelley & Sons Co.	5,553	91,069
Republic Services, Inc.	13,032	620,975
Tyco International plc	2,600	95,446
Waste Connections, Inc.	6,970	450,192
Waste Management, Inc.	23,049	1,359,891

		3,393,041

Construction & Engineering (0.3%)
AECOM*	7,294	224,582
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,500	201,245
Fluor Corp.	7,500	402,750
Jacobs Engineering Group, Inc.*	7,078	308,247
KBR, Inc.	8,182	126,657
Quanta Services, Inc.*	6,164	139,060
Valmont Industries, Inc.	1,100	136,224

		1,538,765

Electrical Equipment (0.5%)
Babcock & Wilcox Enterprises, Inc.*	2,400	51,360
Eaton Corp. plc	25,674	1,606,165
Emerson Electric Co.	11,700	636,246
Hubbell, Inc.	2,790	295,545
Regal Beloit Corp.	2,352	148,388

		2,737,704

Industrial Conglomerates (3.6%)
Carlisle Cos., Inc.	2,829	281,486
Danaher Corp.	26,500	2,513,790
General Electric Co.	518,618	16,486,866
Roper Technologies, Inc.	3,400	621,418

		19,903,560

Machinery (1.7%)
AGCO Corp.	4,221	209,784
Allison Transmission Holdings, Inc.	4,600	124,108
Caterpillar, Inc.	27,400	2,097,196
Colfax Corp.*	5,600	160,104
Crane Co.	2,741	147,630
Cummins, Inc.	2,300	252,862
Deere & Co.	14,200	1,093,258
Donaldson Co., Inc.	400	12,764
Dover Corp.	9,023	580,450
Flowserve Corp.	4,000	177,640
IDEX Corp.	260	21,549
Ingersoll-Rand plc	13,331	826,655
ITT Corp.	5,000	184,450
Joy Global, Inc.	6,000	96,420
Kennametal, Inc.	4,808	108,132
Lincoln Electric Holdings, Inc.	300	17,571
Manitowoc Co., Inc.	7,600	32,908
Manitowoc Foodservice, Inc.*	7,600	112,024
Oshkosh Corp.	4,000	163,480
PACCAR, Inc.	2,100	114,849
Parker-Hannifin Corp.	4,266	473,867
Pentair plc	9,736	528,275
SPX Corp.	2,359	35,432
SPX FLOW, Inc.*	2,359	59,164
Stanley Black & Decker, Inc.	7,668	806,750
Terex Corp.	6,468	160,924
Timken Co.	4,266	142,868
Trinity Industries, Inc.	8,706	159,407
Xylem, Inc.	10,213	417,712

		9,318,233

Marine (0.0%)
Kirby Corp.*	3,100	186,899

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,500	154,620
IHS, Inc., Class A*	600	74,496
ManpowerGroup, Inc.	3,967	322,993
Nielsen Holdings plc	6,430	338,604

		890,713

Road & Rail (0.6%)
AMERCO	200	71,462

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CSX Corp.	39,700	$1,022,275
Genesee & Wyoming, Inc., Class A*	2,000	125,400
Kansas City Southern	6,200	529,790
Norfolk Southern Corp.	16,701	1,390,358
Ryder System, Inc.	3,109	201,401

		3,340,686

Trading Companies & Distributors (0.1%)
Air Lease Corp.	5,800	186,296
GATX Corp.	2,577	122,407
MSC Industrial Direct Co., Inc., Class A	1,900	144,989
NOW, Inc.*	6,112	108,305
WESCO International, Inc.*	2,592	141,705

		703,702

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,900	263,016

Total Industrials		56,230,465

Information Technology (11.4%)
Communications Equipment (1.7%)
ARRIS International plc*	6,400	146,688
Brocade Communications Systems, Inc.	23,308	246,599
Cisco Systems, Inc.	279,800	7,965,906
CommScope Holding Co., Inc.*	3,300	92,136
EchoStar Corp., Class A*	2,759	122,196
Harris Corp.	5,790	450,809
Juniper Networks, Inc.	17,600	448,976
Lumentum Holdings, Inc.*	2,580	69,583
Viavi Solutions, Inc.*	12,900	88,494

		9,631,387

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	5,395	347,492
Avnet, Inc.	7,658	339,249
Corning, Inc.	61,267	1,279,868
Dolby Laboratories, Inc., Class A	3,100	134,726
Fitbit, Inc., Class A*	1,100	16,665
FLIR Systems, Inc.	2,400	79,080
Ingram Micro, Inc., Class A	8,179	293,708
Jabil Circuit, Inc.	8,818	169,923
Keysight Technologies, Inc.*	1,500	41,610
National Instruments Corp.	4,900	147,539
Trimble Navigation Ltd.*	13,800	342,240

		3,192,100

Internet Software & Services (0.3%)
Yahoo!, Inc.*	51,582	1,898,733
Zillow Group, Inc., Class A*	1,000	25,550
Zillow Group, Inc., Class C*	2,000	47,460

		1,971,743

IT Services (1.2%)
Amdocs Ltd.	9,371	566,196
Automatic Data Processing, Inc.	5,200	466,492
Booz Allen Hamilton Holding Corp.	700	21,196
Computer Sciences Corp.	7,941	273,091
CoreLogic, Inc.*	2,835	98,374
CSRA, Inc.	7,941	213,613
DST Systems, Inc.	300	33,831
Fidelity National Information Services, Inc.	9,052	573,082
First Data Corp., Class A*	2,300	29,762
International Business Machines Corp.	22,200	3,362,190
Leidos Holdings, Inc.	3,150	158,508
Paychex, Inc.	2,000	108,020
Teradata Corp.*	1,500	39,360
Xerox Corp.	55,500	619,380

		6,563,095

Semiconductors & Semiconductor Equipment (3.1%)
Analog Devices, Inc.	1,500	88,785
Applied Materials, Inc.	25,500	540,090
Broadcom Ltd.	6,164	952,338
Cree, Inc.*	6,100	177,510
Cypress Semiconductor Corp.*	18,600	161,076
First Solar, Inc.*	4,000	273,880
Intel Corp.	242,711	7,851,701
Lam Research Corp.	2,520	208,152
Marvell Technology Group Ltd.	23,800	245,378
Maxim Integrated Products, Inc.	10,400	382,512
Micron Technology, Inc.*	55,829	584,530
NVIDIA Corp.	29,300	1,043,959
ON Semiconductor Corp.*	1,900	18,221
QUALCOMM, Inc.	70,100	3,584,914
SunEdison, Inc.*	1,200	648
SunPower Corp.*	2,300	51,382
Teradyne, Inc.	11,300	243,967
Xilinx, Inc.	10,700	507,501

		16,916,544

Software (3.1%)
Activision Blizzard, Inc.	27,398	927,148
ANSYS, Inc.*	3,900	348,894
Autodesk, Inc.*	3,000	174,930
CA, Inc.	16,258	500,584
Microsoft Corp.	192,500	10,631,775
Nuance Communications, Inc.*	14,200	265,398
Oracle Corp.	69,800	2,855,518
SS&C Technologies Holdings, Inc.	600	38,052
Symantec Corp.	37,000	680,060
Synopsys, Inc.*	8,086	391,686
Zynga, Inc., Class A*	45,700	104,196

		16,918,241

Technology Hardware, Storage & Peripherals (1.4%)
3D Systems Corp.*	4,000	61,880
EMC Corp.	98,300	2,619,695
Hewlett Packard Enterprise Co.	94,000	1,666,620
HP, Inc.	94,300	1,161,776
Lexmark International, Inc., Class A	3,377	112,893
NCR Corp.*	6,900	206,517
NetApp, Inc.	11,500	313,835
SanDisk Corp.	11,400	867,312
Western Digital Corp.	12,148	573,871

		7,584,399

Total Information Technology		62,777,509

Materials (2.8%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	2,000	288,100
Airgas, Inc.	2,800	396,592
Albemarle Corp.	6,325	404,357
Ashland, Inc.	3,017	331,749
Cabot Corp.	3,535	170,847
Celanese Corp.	8,000	524,000
Chermours Co.	5,460	38,220
Dow Chemical Co.	53,610	2,726,605
E.I. du Pont de Nemours & Co.	26,800	1,696,976
Eastman Chemical Co.	6,300	455,049
FMC Corp.	2,100	84,777
Huntsman Corp.	5,101	67,843
Mosaic Co.	19,500	526,500
Platform Specialty Products Corp.*	4,900	42,140

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Praxair, Inc.	2,700	$309,015
Scotts Miracle-Gro Co., Class A	400	29,108
Westlake Chemical Corp.	2,300	106,490

		8,198,368

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	3,100	494,481
Vulcan Materials Co.	6,182	652,634

		1,147,115

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,699	211,629
Avery Dennison Corp.	381	27,474
Bemis Co., Inc.	4,871	252,220
Crown Holdings, Inc.*	4,400	218,196
Graphic Packaging Holding Co.	7,800	100,230
International Paper Co.	1,175	48,222
Owens-Illinois, Inc.*	8,518	135,947
Sonoco Products Co.	5,682	275,975
WestRock Co.	13,289	518,670

		1,788,563

Metals & Mining (0.8%)
Alcoa, Inc.	73,381	702,990
Allegheny Technologies, Inc.	6,000	97,800
Freeport-McMoRan, Inc.	67,900	702,086
Newmont Mining Corp.	28,700	762,846
Nucor Corp.	17,420	823,966
Reliance Steel & Aluminum Co.	4,209	291,221
Royal Gold, Inc.	3,600	184,644
Southern Copper Corp.	4,300	119,153
Steel Dynamics, Inc.	12,101	272,393
Tahoe Resources, Inc.	6,000	60,180
United States Steel Corp.	8,224	131,995

		4,149,274

Paper & Forest Products (0.0%)
Domtar Corp.	3,746	151,713

Total Materials		15,435,033

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	285,862	11,197,215
CenturyLink, Inc.	30,808	984,624
Frontier Communications Corp.	61,233	342,292
Level 3 Communications, Inc.*	13,800	729,330
SBA Communications Corp., Class A*	3,700	370,629
Verizon Communications, Inc.	15,900	859,872
Zayo Group Holdings, Inc.*	1,300	31,512

		14,515,474

Wireless Telecommunication Services (0.2%)
Sprint Corp.*	42,111	146,546
Telephone & Data Systems, Inc.	5,246	157,852
T-Mobile US, Inc.*	14,900	570,670
U.S. Cellular Corp.*	371	16,951

		892,019

Total Telecommunication Services		15,407,493

Utilities (6.9%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	26,954	1,789,746
Avangrid, Inc.	3,200	128,352
Duke Energy Corp.	38,093	3,073,343
Edison International	17,876	1,285,106
Entergy Corp.	9,769	774,486
Eversource Energy	17,367	1,013,191
Exelon Corp.	50,553	1,812,831
FirstEnergy Corp.	22,963	825,979
Great Plains Energy, Inc.	8,635	278,479
Hawaiian Electric Industries, Inc.	5,504	178,330
ITC Holdings Corp.	5,500	239,635
NextEra Energy, Inc.	24,484	2,897,436
OGE Energy Corp.	10,684	305,883
PG&E Corp.	26,409	1,577,145
Pinnacle West Capital Corp.	6,251	469,262
PPL Corp.	36,674	1,396,179
Southern Co.	50,096	2,591,466
Westar Energy, Inc.	7,628	378,425
Xcel Energy, Inc.	28,119	1,175,937

		22,191,211

Gas Utilities (0.3%)
AGL Resources, Inc.	6,708	436,959
Atmos Energy Corp.	5,627	417,861
National Fuel Gas Co.	4,344	217,417
Questar Corp.	9,754	241,899
UGI Corp.	9,237	372,159

		1,686,295

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	36,586	431,715
Calpine Corp.*	17,547	266,188
NRG Energy, Inc.	16,194	210,684
TerraForm Power, Inc., Class A*	3,700	32,005

		940,592

Multi-Utilities (2.2%)
Alliant Energy Corp.	6,343	471,158
Ameren Corp.	13,125	657,562
CenterPoint Energy, Inc.	23,182	484,967
CMS Energy Corp.	15,170	643,815
Consolidated Edison, Inc.	16,077	1,231,820
Dominion Resources, Inc.	31,021	2,330,298
DTE Energy Co.	9,801	888,559
MDU Resources Group, Inc.	11,446	222,739
NiSource, Inc.	17,072	402,216
Public Service Enterprise Group, Inc.	27,758	1,308,512
SCANA Corp.	7,794	546,749
Sempra Energy	13,559	1,410,814
TECO Energy, Inc.	12,413	341,730
Vectren Corp.	4,314	218,116
WEC Energy Group, Inc.	17,186	1,032,363

		12,191,418

Water Utilities (0.2%)
American Water Works Co., Inc.	9,783	674,342
Aqua America, Inc.	9,871	314,096

		988,438

Total Utilities		37,997,954

Total Common Stocks (98.5%) (Cost $439,584,919)		541,009,848

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.2%)
U.S. Treasury Bills
0.35%, 9/8/16#(p)	$785,000	$783,780

	Number of Shares	Value (Note 1)
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,491,068	3,491,068

Total Short-Term Investments (0.8%) (Cost $4,274,472)		4,274,848

Total Investments (99.3%) (Cost $443,859,391)		545,284,696
Other Assets Less Liabilities (0.7%)		3,813,780

Net Assets (100%)		$549,098,476

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $783,780.

(p)	Yield to maturity.

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
State Street Corp.	$1,548,046	$—	$40,981	$1,324,191	$7,694	$(3,000)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	3	June-16	$331,266	$340,140	$8,874
S&P 500 E-Mini Index	74	June-16	7,422,802	7,590,550	167,748
S&P MidCap 400 E-Mini Index	3	June-16	420,678	432,360	11,682

					$188,304

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,736,107	$—	$—	$28,736,107
Consumer Staples	39,876,587	—	—	39,876,587
Energy	69,197,104	—	—	69,197,104
Financials	152,138,016	—	—	152,138,016
Health Care	63,213,580	—	—	63,213,580
Industrials	56,230,465	—	—	56,230,465
Information Technology	62,777,509	—	—	62,777,509
Materials	15,435,033	—	—	15,435,033
Telecommunication Services	15,407,493	—	—	15,407,493
Utilities	37,997,954	—	—	37,997,954
Futures	188,304	—	—	188,304
Short-Term Investments	3,491,068	783,780	—	4,274,848

Total Assets	$544,689,220	$783,780	$—	$545,473,000

Total Liabilities	$—	$—	$—	$—

Total	$544,689,220	$783,780	$—	$545,473,000

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,034,061
Aggregate gross unrealized depreciation	(33,236,102)

Net unrealized appreciation	$97,797,959

Federal income tax cost of investments	$447,486,737

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.3%)
Brambles Ltd.	1,351,890	$12,559,850
Oil Search Ltd.	859,710	4,454,912

		17,014,762

Brazil (0.5%)
Ambev S.A. (ADR)	1,342,880	6,956,118

Canada (3.6%)
Canadian National Railway Co.	471,396	29,443,394
Loblaw Cos., Ltd.	167,207	9,362,305
Suncor Energy, Inc.	286,115	7,968,261

		46,773,960

China (3.9%)
Alibaba Group Holding Ltd. (ADR)*	255,257	20,172,961
Baidu, Inc. (ADR)*	70,002	13,361,982
Guangzhou Automobile Group Co., Ltd., Class H	4,945,294	5,144,608
Hengan International Group Co., Ltd.	663,500	5,756,289
Want Want China Holdings Ltd.	8,637,000	6,402,025

		50,837,865

Denmark (2.2%)
Carlsberg A/S, Class B	142,511	13,579,730
Chr Hansen Holding A/S	10,684	717,216
Novo Nordisk A/S, Class B	272,414	14,776,125

		29,073,071

France (15.6%)
Air Liquide S.A.	127,754	14,375,765
Danone S.A.	569,763	40,527,315
Dassault Systemes S.A.	161,513	12,815,372
Essilor International S.A.	108,933	13,455,300
Kering	64,657	11,558,349
Legrand S.A.	125,949	7,057,664
L’Oreal S.A.	122,019	21,861,211
LVMH Moet Hennessy Louis Vuitton SE	181,701	31,117,013
Pernod-Ricard S.A.	268,070	29,893,611
Schneider Electric SE	311,762	19,703,035

		202,364,635

Germany (9.4%)
Bayer AG (Registered)	225,371	26,491,249
Brenntag AG	227,340	12,986,247
Fresenius Medical Care AG & Co. KGaA	193,921	17,176,385
GEA Group AG	103,003	5,039,906
Linde AG	130,571	19,025,251
SAP SE	324,878	26,284,153
Symrise AG	209,374	14,056,553

		121,059,744

Hong Kong (2.6%)
AIA Group Ltd.	5,383,569	30,501,119
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	383,838	2,318,382
Dairy Farm International Holdings Ltd. (London Stock Exchange)	81,900	478,296

		33,297,797

India (2.5%)
HDFC Bank Ltd.	1,247,715	23,643,596
ITC Ltd.	1,714,542	8,498,598

		32,142,194

Ireland (5.5%)
Accenture plc, Class A	329,075	37,975,255
Experian plc	470,724	8,417,163
Paddy Power Betfair plc	116,527	16,242,472
Shire plc	160,743	9,140,030

		71,774,920

Israel (1.6%)
NICE-Systems Ltd. (ADR)	309,144	20,029,440

Italy (0.9%)
Prysmian S.p.A.	539,256	12,217,162

Japan (7.7%)
AEON Financial Service Co., Ltd.	228,600	5,394,834
Japan Tobacco, Inc.	375,800	15,660,420
Keyence Corp.	12,100	6,600,196
Nippon Paint Holdings Co., Ltd.	190,900	4,235,437
Obic Co., Ltd.	212,200	11,218,535
SoftBank Group Corp.	176,700	8,424,828
Sundrug Co., Ltd.	210,100	15,718,530
Terumo Corp.	426,200	15,280,261
Toto Ltd.	206,800	6,449,580
Unicharm Corp.	341,000	7,420,223
Yamato Holdings Co., Ltd.	168,400	3,362,165

		99,765,009

Mexico (0.7%)
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,515,156	8,544,329

Netherlands (1.6%)
Akzo Nobel N.V.	234,282	15,968,710
QIAGEN N.V.*	207,883	4,631,650

		20,600,360

Peru (0.7%)
Credicorp Ltd.	65,739	8,612,466

Singapore (1.0%)
DBS Group Holdings Ltd.	1,134,600	12,946,654

South Korea (0.4%)
Naver Corp.	9,308	5,184,677

Spain (1.0%)
Amadeus IT Holding S.A., Class A	294,329	12,623,020

Sweden (1.7%)
Atlas Copco AB, Class A	228,766	5,757,016
Telefonaktiebolaget LM Ericsson, Class B	1,583,548	15,858,399

		21,615,415

Switzerland (13.1%)
Julius Baer Group Ltd.*	238,765	10,255,311
Nestle S.A. (Registered)	614,852	45,943,650
Novartis AG (Registered)	427,637	30,998,179
Roche Holding AG	184,256	45,357,387
Sonova Holding AG (Registered)	60,365	7,709,242
UBS Group AG (Registered)	1,781,330	28,696,169

		168,959,938

Taiwan (3.5%)
MediaTek, Inc.	751,000	5,763,640
Taiwan Semiconductor
Manufacturing Co., Ltd. (ADR)	1,499,444	39,285,433

		45,049,073

United Kingdom (16.2%)
ARM Holdings plc	431,042	6,277,512
Burberry Group plc	656,672	12,873,931
Compass Group plc	1,683,988	29,700,748
Croda International plc	228,230	9,961,700
Diageo plc	758,491	20,496,735
HSBC Holdings plc	2,440,429	15,208,482
Intertek Group plc	288,808	13,136,731
Reckitt Benckiser Group plc	279,773	27,042,753
Rolls-Royce Holdings plc*	1,298,179	12,715,955

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Smith & Nephew plc	645,284	$10,639,539
Weir Group plc	513,445	8,170,784
Whitbread plc	292,765	16,651,156
WPP plc	1,160,577	27,120,116

		209,996,142

United States (1.6%)
Mettler-Toledo International, Inc.*	60,835	20,973,475

Total Common Stocks (98.8%) (Cost $1,041,317,616)		1,278,412,226

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,807,716	8,807,716

Total Short-Term Investment (0.7%) (Cost $8,807,716)		8,807,716

Total Investments (99.5%) (Cost $1,050,125,332)		1,287,219,942
Other Assets Less Liabilities (0.5%)		6,937,143

Net Assets (100%)		$1,294,157,085

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$150,408,393	11.6%
Consumer Staples	277,916,191	21.5
Energy	12,423,173	1.0
Financials	143,802,960	11.1
Health Care	216,628,822	16.7
Industrials	157,016,652	12.1
Information Technology	233,450,575	18.0
Investment Company	8,807,716	0.7
Materials	78,340,632	6.1
Telecommunication Services	8,424,828	0.7
Cash and Other	6,937,143	0.5

		100.0%

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/5/16	Goldman Sachs International	905	$696,438	$697,170	$(732)
European Union Euro vs. U.S. Dollar, expiring 4/5/16	JPMorgan Chase Bank	43	48,546	48,515	31
Mexican Peso vs. U.S. Dollar, expiring 4/5/16	Morgan Stanley	568	32,871	32,886	(15)

					$(716)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$150,408,393	$—	$150,408,393
Consumer Staples	16,796,719	261,119,472	—	277,916,191
Energy	7,968,261	4,454,912	—	12,423,173
Financials	17,156,795	126,646,165	—	143,802,960
Health Care	20,973,475	195,655,347	—	216,628,822
Industrials	29,443,394	127,573,258	—	157,016,652
Information Technology	130,825,071	102,625,504	—	233,450,575
Materials	—	78,340,632	—	78,340,632
Telecommunication Services	—	8,424,828	—	8,424,828
Forward Currency Contracts	—	31	—	31
Short-Term Investments	8,807,716	—	—	8,807,716

Total Assets	$231,971,431	$1,055,248,542	$—	$1,287,219,973

Liabilities:
Forward Currency Contracts	$—	$(747)	$—	$(747)

Total Liabilities	$—	$(747)	$—	$(747)

Total	$231,971,431	$1,055,247,795	$—	$1,287,219,226

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,016,247
Aggregate gross unrealized depreciation	(63,802,800)

Net unrealized appreciation	$232,213,447

Federal income tax cost of investments	$1,055,006,495

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.4%)
Dana Holding Corp.	158,200	$2,229,038
Gentex Corp.	301,492	4,730,410

		6,959,448

Automobiles (0.2%)
Thor Industries, Inc.	47,630	3,037,365

Distributors (0.9%)
LKQ Corp.*	320,922	10,247,039
Pool Corp.	43,800	3,843,012

		14,090,051

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.	59,215	1,022,643
Graham Holdings Co., Class B	4,600	2,208,000
Service Corp. International	202,838	5,006,042
Sotheby’s, Inc.	61,558	1,645,445

		9,882,130

Hotels, Restaurants & Leisure (2.2%)
Brinker International, Inc.	61,635	2,832,128
Buffalo Wild Wings, Inc.*	19,700	2,917,964
Cheesecake Factory, Inc.	46,763	2,482,648
Cracker Barrel Old Country Store, Inc.	24,800	3,786,216
Domino’s Pizza, Inc.	52,254	6,890,212
Dunkin’ Brands Group, Inc.	95,800	4,518,886
International Speedway Corp., Class A	27,581	1,018,015
Jack in the Box, Inc.	36,800	2,350,416
Panera Bread Co., Class A*	23,860	4,887,244
Wendy’s Co.	228,271	2,485,871

		34,169,600

Household Durables (2.4%)
CalAtlantic Group, Inc.	79,400	2,653,548
Jarden Corp.*	216,450	12,759,727
KB Home	93,870	1,340,463
M.D.C. Holdings, Inc.	39,997	1,002,325
NVR, Inc.*	3,834	6,642,022
Tempur Sealy International, Inc.*	65,710	3,994,511
Toll Brothers, Inc.*	160,953	4,749,723
TRI Pointe Group, Inc.*	152,500	1,796,450
Tupperware Brands Corp.	52,055	3,018,149

		37,956,918

Internet & Catalog Retail (0.1%)
HSN, Inc.	33,126	1,732,821

Leisure Products (0.9%)
Brunswick Corp.	94,170	4,518,277
Polaris Industries, Inc.	63,046	6,208,770
Vista Outdoor, Inc.*	64,502	3,348,299

		14,075,346

Media (1.4%)
AMC Networks, Inc., Class A*	62,965	4,088,947
Cable One, Inc.	4,600	2,010,798
Cinemark Holdings, Inc.	109,604	3,927,111
DreamWorks Animation SKG, Inc., Class A*	74,436	1,857,178
John Wiley & Sons, Inc., Class A	50,440	2,466,012
Live Nation Entertainment, Inc.*	151,400	3,377,734
Meredith Corp.	39,000	1,852,500
New York Times Co., Class A	128,278	1,598,344
Time, Inc.	113,600	1,753,984

		22,932,608

Multiline Retail (0.4%)
Big Lots, Inc.	51,301	2,323,423
J.C. Penney Co., Inc.*	316,054	3,495,557

		5,818,980

Specialty Retail (2.7%)
Aaron’s, Inc.	66,686	1,673,819
Abercrombie & Fitch Co., Class A	69,500	2,192,030
American Eagle Outfitters, Inc.	172,509	2,875,725
Ascena Retail Group, Inc.*	178,408	1,973,192
Cabela’s, Inc.*	51,086	2,487,377
Chico’s FAS, Inc.	146,473	1,943,697
CST Brands, Inc.	78,687	3,012,925
Dick’s Sporting Goods, Inc.	93,186	4,356,446
Foot Locker, Inc.	143,895	9,281,228
Guess?, Inc.	66,691	1,251,790
Murphy USA, Inc.*	40,500	2,488,725
Office Depot, Inc.*	510,800	3,626,680
Williams-Sonoma, Inc.	86,392	4,729,098

		41,892,732

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	53,730	5,662,067
Deckers Outdoor Corp.*	33,800	2,024,958
Fossil Group, Inc.*	42,800	1,901,176
Kate Spade & Co.*	132,100	3,371,192
Skechers USA, Inc., Class A*	137,500	4,186,875

		17,146,268

Total Consumer Discretionary		209,694,267

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	9,900	1,832,193

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	40,400	4,578,128
Sprouts Farmers Market, Inc.*	148,900	4,324,056
SUPERVALU, Inc.*	275,099	1,584,570
United Natural Foods, Inc.*	51,934	2,092,940

		12,579,694

Food Products (2.6%)
Dean Foods Co.	94,550	1,637,606
Flowers Foods, Inc.	193,846	3,578,397
Hain Celestial Group, Inc.*	108,500	4,438,735
Ingredion, Inc.	75,443	8,056,558
Lancaster Colony Corp.	20,088	2,221,130
Post Holdings, Inc.*	66,508	4,573,755
Snyder’s-Lance, Inc.	81,800	2,575,064
Tootsie Roll Industries, Inc.	18,852	658,692
TreeHouse Foods, Inc.*	58,500	5,074,875
WhiteWave Foods Co.*	184,995	7,518,197

		40,333,009

Household Products (0.2%)
Energizer Holdings, Inc.	64,188	2,600,256

Personal Products (0.4%)
Avon Products, Inc.	450,500	2,166,905
Edgewell Personal Care Co.	62,088	4,999,947

		7,166,852

Total Consumer Staples		64,512,004

Energy (3.2%)
Energy Equipment & Services (1.4%)
Dril-Quip, Inc.*	39,885	2,415,436
Ensco plc, Class A	243,400	2,524,058
Nabors Industries Ltd.	294,800	2,712,160
Noble Corp. plc	256,900	2,658,915
Oceaneering International, Inc.	101,196	3,363,755

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oil States International, Inc.*	52,533	$1,655,840
Patterson-UTI Energy, Inc.	152,299	2,683,508
Rowan Cos., plc, Class A	129,100	2,078,510
Superior Energy Services, Inc.	155,916	2,087,715

		22,179,897

Oil, Gas & Consumable Fuels (1.8%)
CONSOL Energy, Inc.	235,600	2,659,924
Denbury Resources, Inc.	359,300	797,646
Energen Corp.	102,280	3,742,425
Gulfport Energy Corp.*	129,600	3,672,864
HollyFrontier Corp.	183,252	6,472,461
QEP Resources, Inc.	196,500	2,772,615
SM Energy Co.	72,789	1,364,066
Western Refining, Inc.	71,700	2,085,753
World Fuel Services Corp.	73,200	3,556,056
WPX Energy, Inc.*	249,400	1,743,306

		28,867,116

Total Energy		51,047,013

Financials (24.8%)
Banks (5.4%)
Associated Banc-Corp.	155,579	2,791,087
BancorpSouth, Inc.	87,589	1,866,522
Bank of Hawaii Corp.	44,478	3,036,958
Bank of the Ozarks, Inc.	86,000	3,609,420
Cathay General Bancorp	78,647	2,228,070
Commerce Bancshares, Inc./Missouri	86,675	3,896,041
Cullen/Frost Bankers, Inc.	56,746	3,127,272
East West Bancorp, Inc.	151,250	4,912,600
F.N.B. Corp./Pennsylvania	215,700	2,806,257
First Horizon National Corp.	247,200	3,238,320
First Niagara Financial Group, Inc.	368,374	3,565,860
FirstMerit Corp.	171,523	3,610,559
Fulton Financial Corp.	178,837	2,392,839
Hancock Holding Co.	80,059	1,838,155
International Bancshares Corp.	57,652	1,421,698
PacWest Bancorp	120,350	4,471,002
PrivateBancorp, Inc.	83,700	3,230,820
Prosperity Bancshares, Inc.	68,039	3,156,329
Signature Bank/New York*	55,900	7,609,108
SVB Financial Group*	54,214	5,532,539
Synovus Financial Corp.	135,100	3,905,741
TCF Financial Corp.	176,816	2,167,764
Trustmark Corp.	69,963	1,611,248
Umpqua Holdings Corp.	227,800	3,612,908
Valley National Bancorp	231,100	2,204,694
Webster Financial Corp.	95,272	3,420,265

		85,264,076

Capital Markets (1.7%)
Eaton Vance Corp.	121,575	4,075,194
Federated Investors, Inc., Class B	97,975	2,826,579
Janus Capital Group, Inc.	150,634	2,203,775
Raymond James Financial, Inc.	134,444	6,400,879
SEI Investments Co.	143,080	6,159,594
Stifel Financial Corp.*	71,900	2,128,240
Waddell & Reed Financial, Inc., Class A	85,251	2,006,809
WisdomTree Investments, Inc.	119,500	1,365,885

		27,166,955

Consumer Finance (0.2%)
SLM Corp.*	443,800	2,822,568

Diversified Financial Services (1.5%)
CBOE Holdings, Inc.	85,345	5,575,589
FactSet Research Systems, Inc.	42,920	6,503,668
MarketAxess Holdings, Inc.	39,500	4,930,785
MSCI, Inc.	93,363	6,916,331

		23,926,373

Insurance (5.3%)
Alleghany Corp.*	16,137	8,007,179
American Financial Group, Inc./Ohio	74,089	5,213,643
Arthur J. Gallagher & Co.	185,686	8,259,313
Aspen Insurance Holdings Ltd.	62,905	3,000,569
Brown & Brown, Inc.	120,741	4,322,528
CNO Financial Group, Inc.	192,400	3,447,808
Endurance Specialty Holdings Ltd.	64,800	4,234,032
Everest Reinsurance Group Ltd.	44,520	8,789,584
First American Financial Corp.	114,755	4,373,313
Genworth Financial, Inc., Class A*	514,700	1,405,131
Hanover Insurance Group, Inc.	44,714	4,034,097
Kemper Corp.	49,395	1,460,610
Mercury General Corp.	37,536	2,083,248
Old Republic International Corp.	256,287	4,684,926
Primerica, Inc.	49,800	2,217,594
Reinsurance Group of America, Inc.	67,867	6,532,199
RenaissanceReinsurance Holdings Ltd.	45,400	5,440,282
W. R. Berkley Corp.	102,001	5,732,456

		83,238,512

Real Estate Investment Trusts (REITs) (9.6%)
Alexandria Real Estate Equities, Inc. (REIT)	77,021	7,000,439
American Campus Communities, Inc. (REIT)	136,766	6,440,311
Camden Property Trust (REIT)	91,211	7,669,933
Care Capital Properties, Inc. (REIT)	86,700	2,327,028
Communications Sales & Leasing, Inc. (REIT)	124,560	2,771,460
Corporate Office Properties Trust (REIT)	97,802	2,566,324
Corrections Corp. of America (REIT)	121,231	3,885,454
Douglas Emmett, Inc. (REIT)	147,300	4,435,203
Duke Realty Corp. (REIT)	362,738	8,176,114
EPR Properties (REIT)	66,600	4,436,892
Equity One, Inc. (REIT)	93,339	2,675,096
First Industrial Realty Trust, Inc. (REIT)	114,500	2,603,730
Healthcare Realty Trust, Inc. (REIT)	107,800	3,329,942
Highwoods Properties, Inc. (REIT)	101,066	4,831,965
Hospitality Properties Trust (REIT)	157,298	4,177,835
Kilroy Realty Corp. (REIT)	96,890	5,994,584
Lamar Advertising Co. (REIT), Class A	86,311	5,308,126
LaSalle Hotel Properties (REIT)	116,800	2,956,208
Liberty Property Trust (REIT)	152,929	5,117,004
Mack-Cali Realty Corp. (REIT)	92,448	2,172,528
Mid-America Apartment Communities, Inc. (REIT)	79,100	8,084,811
National Retail Properties, Inc. (REIT)	146,440	6,765,528
Omega Healthcare Investors, Inc. (REIT)	173,850	6,136,905
Post Properties, Inc. (REIT)	56,000	3,345,440
Potlatch Corp. (REIT)	42,048	1,324,512
Rayonier, Inc. (REIT)	128,085	3,161,138
Regency Centers Corp. (REIT)	102,369	7,662,320
Senior Housing Properties Trust (REIT)	245,575	4,393,337
Sovran Self Storage, Inc. (REIT)	41,400	4,883,130
Tanger Factory Outlet Centers, Inc. (REIT)	98,000	3,566,220
Taubman Centers, Inc. (REIT)	63,379	4,514,486

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Urban Edge Properties (REIT)	95,500		$2,467,720
Weingarten Realty Investors (REIT)	117,957		4,425,747
WP Glimcher, Inc. (REIT)	191,689		1,819,129

			151,426,599

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	47,511		1,742,703
Jones Lang LaSalle, Inc.	47,381		5,558,739

			7,301,442

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	510,106		8,110,685
Washington Federal, Inc.	96,133		2,177,413

			10,288,098

Total Financials			391,434,623

Health Care (7.9%)
Biotechnology (0.3%)
United Therapeutics Corp.*	47,184		5,257,713

Health Care Equipment & Supplies (3.7%)
ABIOMED, Inc.*	40,400		3,830,324
Align Technology, Inc.*	76,100		5,531,709
Cooper Cos., Inc.	50,300		7,744,691
Dentsply Sirona, Inc.	—	@	30
Halyard Health, Inc.*	47,500		1,364,675
Hill-Rom Holdings, Inc.	58,709		2,953,063
IDEXX Laboratories, Inc.*	93,836		7,349,235
LivaNova plc*	43,900		2,369,722
ResMed, Inc.	146,898		8,493,642
STERIS plc	90,120		6,403,026
Teleflex, Inc.	43,657		6,854,586
West Pharmaceutical Services, Inc.	76,000		5,268,320

			58,163,023

Health Care Providers & Services (1.9%)
Amsurg Corp.*	56,000		4,177,600
Centene Corp.*	1		40
Community Health Systems, Inc.*	122,302		2,263,810
LifePoint Health, Inc.*	45,039		3,118,951
MEDNAX, Inc.*	98,444		6,361,451
Molina Healthcare, Inc.*	42,300		2,727,927
Owens & Minor, Inc.	64,998		2,627,219
VCA, Inc.*	84,889		4,897,246
WellCare Health Plans, Inc.*	46,408		4,304,342

			30,478,586

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	195,500		2,582,555

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	21,484		2,937,293
Bio-Techne Corp.	38,441		3,633,443
Charles River Laboratories International, Inc.*	48,250		3,664,105
Mettler-Toledo International, Inc.*	28,322		9,764,293
PAREXEL International Corp.*	56,600		3,550,518

			23,549,652

Pharmaceuticals (0.3%)
Akorn, Inc.*	83,400		1,962,402
Catalent, Inc.*	101,100		2,696,337

			4,658,739

Total Health Care			124,690,268

Industrials (15.2%)
Aerospace & Defense (1.9%)
B/E Aerospace, Inc.	107,800		4,971,736
Curtiss-Wright Corp.	47,000		3,556,490
Esterline Technologies Corp.*	30,561		1,958,043
Huntington Ingalls Industries, Inc.	48,600		6,655,284
KLX, Inc.*	54,150		1,740,381
Orbital ATK, Inc.	61,821		5,374,718
Teledyne Technologies, Inc.*	36,700		3,234,738
Triumph Group, Inc.	51,001		1,605,511

			29,096,901

Airlines (1.1%)
Alaska Air Group, Inc.	130,340		10,690,487
JetBlue Airways Corp.*	333,356		7,040,478

			17,730,965

Building Products (1.3%)
A.O. Smith Corp.	77,500		5,914,025
Fortune Brands Home & Security, Inc.	165,191		9,257,304
Lennox International, Inc.	41,464		5,605,518

			20,776,847

Commercial Services & Supplies (1.9%)
Clean Harbors, Inc.*	54,616		2,694,753
Copart, Inc.*	107,218		4,371,278
Deluxe Corp.	50,945		3,183,553
Herman Miller, Inc.	61,966		1,914,130
HNI Corp.	45,748		1,791,949
MSA Safety, Inc.	32,877		1,589,603
R.R. Donnelley & Sons Co.	215,821		3,539,464
Rollins, Inc.	98,030		2,658,574
Waste Connections, Inc.	128,372		8,291,548

			30,034,852

Construction & Engineering (0.8%)
AECOM*	160,401		4,938,747
Granite Construction, Inc.	40,993		1,959,466
KBR, Inc.	150,461		2,329,136
Valmont Industries, Inc.	23,737		2,939,590

			12,166,939

Electrical Equipment (1.2%)
Acuity Brands, Inc.	45,890		10,010,445
Hubbell, Inc.	56,307		5,964,600
Regal Beloit Corp.	46,229		2,916,588

			18,891,633

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	67,234		6,689,783

Machinery (4.3%)
AGCO Corp.	76,098		3,782,071
CLARCOR, Inc.	51,648		2,984,738
Crane Co.	51,010		2,747,399
Donaldson Co., Inc.	128,099		4,087,639
Graco, Inc.	57,875		4,859,185
IDEX Corp.	79,098		6,555,642
ITT Corp.	93,080		3,433,721
Joy Global, Inc.	100,800		1,619,856
Kennametal, Inc.	82,360		1,852,276
Lincoln Electric Holdings, Inc.	68,241		3,996,875
Nordson Corp.	55,483		4,218,927
Oshkosh Corp.	77,421		3,164,196
Terex Corp.	112,252		2,792,830
Timken Co.	74,675		2,500,866
Toro Co.	56,700		4,883,004
Trinity Industries, Inc.	161,392		2,955,087
Wabtec Corp.	96,406		7,644,032
Woodward, Inc.	58,685		3,052,794

			67,131,138

Marine (0.2%)
Kirby Corp.*	55,877		3,368,824

Professional Services (0.6%)
CEB, Inc.	34,388		2,225,935

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FTI Consulting, Inc.*	43,357	$1,539,607
ManpowerGroup, Inc.	76,216	6,205,507

		9,971,049

Road & Rail (0.8%)
Genesee & Wyoming, Inc., Class A*	58,847	3,689,707
Landstar System, Inc.	44,667	2,885,935
Old Dominion Freight Line, Inc.*	71,800	4,998,716
Werner Enterprises, Inc.	45,526	1,236,486

		12,810,844

Trading Companies & Distributors (0.7%)
GATX Corp.	43,916	2,086,010
MSC Industrial Direct Co., Inc., Class A	50,054	3,819,621
NOW, Inc.*	110,900	1,965,148
Watsco, Inc.	26,623	3,587,183

		11,457,962

Total Industrials		240,127,737

Information Technology (16.2%)
Communications Equipment (0.9%)
ARRIS International plc*	188,900	4,329,588
Ciena Corp.*	136,683	2,599,711
InterDigital, Inc.	36,236	2,016,533
NetScout Systems, Inc.*	102,800	2,361,316
Plantronics, Inc.	34,870	1,366,555
Polycom, Inc.*	136,985	1,527,383

		14,201,086

Electronic Equipment, Instruments & Components (4.2%)
Arrow Electronics, Inc.*	96,755	6,231,990
Avnet, Inc.	136,162	6,031,977
Belden, Inc.	43,500	2,670,030
Cognex Corp.	88,100	3,431,495
FEI Co.	42,500	3,782,925
Ingram Micro, Inc., Class A	153,979	5,529,386
IPG Photonics Corp.*	38,400	3,689,472
Jabil Circuit, Inc.	200,700	3,867,489
Keysight Technologies, Inc.*	180,100	4,995,974
Knowles Corp.*	91,500	1,205,970
National Instruments Corp.	104,029	3,132,313
SYNNEX Corp.	29,900	2,768,441
Tech Data Corp.*	36,307	2,787,288
Trimble Navigation Ltd.*	263,370	6,531,576
VeriFone Systems, Inc.*	119,562	3,376,431
Vishay Intertechnology, Inc.	140,120	1,710,865
Zebra Technologies Corp., Class A*	54,908	3,788,652

		65,532,274

Internet Software & Services (0.4%)
comScore, Inc.*	48,300	1,450,932
j2 Global, Inc.	47,600	2,931,208
Rackspace Hosting, Inc.*	119,214	2,573,830

		6,955,970

IT Services (3.9%)
Acxiom Corp.*	80,571	1,727,442
Broadridge Financial Solutions, Inc.	124,688	7,395,245
Computer Sciences Corp.	143,900	4,948,721
Convergys Corp.	100,864	2,800,993
CoreLogic, Inc.*	91,203	3,164,744
DST Systems, Inc.	33,678	3,797,868
Gartner, Inc.*	85,689	7,656,312
Global Payments, Inc.	135,686	8,860,296
Jack Henry & Associates, Inc.	82,607	6,986,074
Leidos Holdings, Inc.	66,250	3,333,700
MAXIMUS, Inc.	67,400	3,547,936
NeuStar, Inc., Class A*	57,295	1,409,457
Science Applications International Corp.	42,728	2,279,112
WEX, Inc.*	40,787	3,400,005

		61,307,905

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	666,000	1,898,100
Atmel Corp.	436,673	3,545,785
Cree, Inc.*	106,652	3,103,573
Cypress Semiconductor Corp.*	326,600	2,828,356
Fairchild Semiconductor International, Inc.*	117,324	2,346,480
Integrated Device Technology, Inc.*	140,541	2,872,658
Intersil Corp., Class A	137,042	1,832,251
Microsemi Corp.*	118,200	4,528,242
Silicon Laboratories, Inc.*	39,950	1,796,152
SunEdison, Inc.*	321,464	173,655
Synaptics, Inc.*	38,700	3,085,938
Teradyne, Inc.	212,800	4,594,352

		32,605,542

Software (4.1%)
ACI Worldwide, Inc.*	123,240	2,562,160
ANSYS, Inc.*	92,023	8,232,378
Cadence Design Systems, Inc.*	320,380	7,554,560
CDK Global, Inc.	162,900	7,582,995
CommVault Systems, Inc.*	43,140	1,862,354
Fair Isaac Corp.	33,084	3,509,882
Fortinet, Inc.*	150,880	4,621,454
Manhattan Associates, Inc.*	75,600	4,299,372
Mentor Graphics Corp.	103,286	2,099,804
PTC, Inc.*	120,647	4,000,654
Synopsys, Inc.*	158,959	7,699,974
Tyler Technologies, Inc.*	34,600	4,449,906
Ultimate Software Group, Inc.*	30,300	5,863,050

		64,338,543

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	110,120	1,703,556
Diebold, Inc.	67,263	1,944,573
Lexmark International, Inc., Class A	63,894	2,135,977
NCR Corp.*	127,830	3,825,952

		9,610,058

Total Information Technology		254,551,378

Materials (7.1%)
Chemicals (3.3%)
Albemarle Corp.	117,745	7,527,438
Ashland, Inc.	66,380	7,299,145
Cabot Corp.	64,745	3,129,126
Minerals Technologies, Inc.	35,989	2,045,975
NewMarket Corp.	10,418	4,128,237
Olin Corp.	170,782	2,966,483
PolyOne Corp.	89,300	2,701,325
RPM International, Inc.	139,432	6,599,316
Scotts Miracle-Gro Co., Class A	47,065	3,424,920
Sensient Technologies Corp.	46,802	2,970,055
Valspar Corp.	76,275	8,162,950

		50,954,970

Construction Materials (0.2%)
Eagle Materials, Inc.	51,454	3,607,440

Containers & Packaging (1.6%)
AptarGroup, Inc.	66,080	5,181,333
Bemis Co., Inc.	99,300	5,141,754
Greif, Inc., Class A	26,190	857,722
Packaging Corp. of America	100,329	6,059,872
Silgan Holdings, Inc.	42,271	2,247,549
Sonoco Products Co.	106,112	5,153,860

		24,642,090

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.7%)
Allegheny Technologies, Inc.	111,800	$1,822,340
Carpenter Technology Corp.	51,096	1,749,016
Commercial Metals Co.	119,563	2,028,984
Compass Minerals International, Inc.	34,869	2,470,817
Reliance Steel & Aluminum Co.	75,531	5,225,990
Royal Gold, Inc.	67,505	3,462,332
Steel Dynamics, Inc.	255,423	5,749,572
United States Steel Corp.	151,300	2,428,365
Worthington Industries, Inc.	48,510	1,728,896

		26,666,312

Paper & Forest Products (0.3%)
Domtar Corp.	65,630	2,658,015
Louisiana-Pacific Corp.*	151,466	2,593,098

		5,251,113

Total Materials		111,121,925

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	97,685	2,939,342

Total Telecommunication Services		2,939,342

Utilities (6.0%)
Electric Utilities (2.1%)
Cleco Corp.	62,618	3,457,140
Great Plains Energy, Inc.	162,011	5,224,855
Hawaiian Electric Industries, Inc.	111,163	3,601,681
IDACORP, Inc.	52,109	3,886,810
OGE Energy Corp.	209,749	6,005,114
PNM Resources, Inc.	82,015	2,765,546
Westar Energy, Inc.	148,582	7,371,153

		32,312,299

Gas Utilities (2.2%)
Atmos Energy Corp.	107,056	7,949,979
National Fuel Gas Co.	89,170	4,462,958
New Jersey Resources Corp.	88,600	3,227,698
ONE Gas, Inc.	54,000	3,299,400
Questar Corp.	184,030	4,563,944
UGI Corp.	180,355	7,266,503
WGL Holdings, Inc.	51,520	3,728,502

		34,498,984

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Corp.*	65,600	590,400

Multi-Utilities (1.3%)
Alliant Energy Corp.	118,933	8,834,343
Black Hills Corp.	52,962	3,184,605
MDU Resources Group, Inc.	201,961	3,930,161
Vectren Corp.	87,042	4,400,844

		20,349,953

Water Utilities (0.4%)
Aqua America, Inc.	185,930	5,916,293

Total Utilities		93,667,929

Total Common Stocks (98.0%) (Cost $996,230,506)		1,543,786,486

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
0.35%, 9/8/16#(p)	$2,115,000	2,111,711

	Number of Shares	Value (Note 1)
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	25,207,827	25,207,827

Total Short-Term Investments (1.7%) (Cost $27,318,473)		27,319,538

Total Investments (99.7%) (Cost $1,023,548,979)		1,571,106,024
Other Assets Less Liabilities (0.3%)		4,717,898

Net Assets (100%)		$1,575,823,922

*	Non-income producing.

@	Shares are less than 0.5

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,111,711.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	241	June-16	$33,458,759	$34,732,920	$1,274,161

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$209,694,267	$—	$—	$209,694,267
Consumer Staples	64,512,004	—	—	64,512,004
Energy	51,047,013	—	—	51,047,013
Financials	391,434,623	—	—	391,434,623
Health Care	124,690,268	—	—	124,690,268
Industrials	240,127,737	—	—	240,127,737
Information Technology	254,551,378	—	—	254,551,378
Materials	110,264,203	857,722	—	111,121,925
Telecommunication Services	2,939,342	—	—	2,939,342
Utilities	93,667,929	—	—	93,667,929
Futures	1,274,161	—	—	1,274,161
Short-Term Investments	25,207,827	2,111,711	—	27,319,538

Total Assets	$1,569,410,752	$2,969,433	$—	$1,572,380,185

Total Liabilities	$—	$—	$—	$—

Total	$1,569,410,752	$2,969,433	$—	$1,572,380,185

(a)	A security with a market value of $857,722 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$633,881,022
Aggregate gross unrealized depreciation	(87,379,686)

Net unrealized appreciation	$546,501,336

Federal income tax cost of investments	$1,024,604,688

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Government Securities (99.8%)
Federal Farm Credit Bank
0.25%, 4/21/16(o)(p)	$15,000,000	$14,997,833
0.25%, 4/22/16(o)(p)	100,000,000	99,984,834
0.61%, 1/25/17(o)(p)	15,000,000	14,924,004
Federal Home Loan Bank
0.23%, 4/8/16(o)(p)	24,000,000	23,998,787
0.24%, 4/13/16(o)(p)	8,000,000	7,999,293
0.16%, 4/14/16(o)(p)	51,000,000	50,996,777
0.17%, 4/15/16(o)(p)	47,150,000	47,146,729
0.18%, 4/21/16(o)(p)	20,000,000	19,997,944
Federal Home Loan Mortgage Corp.
0.34%, 6/2/16(o)(p)	14,000,000	13,991,561
0.35%, 6/9/16(o)(p)	75,000,000	74,949,688
0.34%, 6/13/16(o)(p)	11,000,000	10,992,416
0.36%, 6/21/16(o)(p)	50,000,000	49,959,500
Federal National Mortgage Association
0.00%, 4/1/16(o)(p)	245,000,000	245,000,000
0.33%, 6/13/16(o)(p)	50,000,000	49,966,542
0.34%, 6/21/16(o)(p)	50,000,000	49,961,750
0.35%, 8/1/16(o)(p)	12,000,000	11,985,766
U.S. Treasury Bills
0.15%, 4/7/16(p)	20,000,000	19,999,400
0.29%, 4/28/16(p)	200,000,000	199,955,000
0.31%, 5/5/16(p)	150,000,000	149,954,666
0.28%, 5/19/16(p)	86,000,000	85,967,320
U.S. Treasury Notes
0.38%, 5/31/16(p)	45,000,000	45,102,642

Total Investments (99.8%) (Amortized Cost $1,287,832,452)		1,287,832,452
Other Assets Less Liabilities (0.2%)		3,125,642

Net Assets (100%)		$1,290,958,094

Federal Income Tax Cost of Investments		$1,287,832,452

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,287,832,452	$—	$1,287,832,452

Total Assets	$—	$1,287,832,452	$—	$1,287,832,452

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,287,832,452	$—	$1,287,832,452

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Automobiles (5.2%)
Tesla Motors, Inc.*	186,368	$42,821,775

Hotels, Restaurants & Leisure (6.0%)
Dunkin’ Brands Group, Inc.	589,355	27,799,875
Marriott International, Inc., Class A	304,355	21,663,989

		49,463,864

Internet & Catalog Retail (1.5%)
TripAdvisor, Inc.*	67,400	4,482,100
Zalando SE*§	223,863	7,349,067

		11,831,167

Textiles, Apparel & Luxury Goods (4.9%)
lululemon athletica, Inc.*	173,430	11,742,946
Michael Kors Holdings Ltd.*	345,700	19,691,072
Under Armour, Inc., Class A*	101,093	8,575,719

		40,009,737

Total Consumer Discretionary		144,126,543

Consumer Staples (7.0%)
Beverages (3.4%)
Monster Beverage Corp.*	205,756	27,443,736

Food Products (3.6%)
Mead Johnson Nutrition Co.	351,330	29,852,510

Total Consumer Staples		57,296,246

Financials (10.2%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	49,740	8,077,776

Consumer Finance (2.5%)
LendingClub Corp.*	2,476,793	20,557,382

Diversified Financial Services (6.7%)
McGraw Hill Financial, Inc.	318,879	31,562,643
MSCI, Inc.	321,043	23,782,866

		55,345,509

Total Financials		83,980,667

Health Care (21.0%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc.*	57,749	3,624,905
Intrexon Corp.*	123,354	4,180,467
Juno Therapeutics, Inc.*	54,365	2,070,763

		9,876,135

Health Care Equipment & Supplies (6.6%)
DexCom, Inc.*	134,064	9,104,286
Intuitive Surgical, Inc.*	74,418	44,728,939

		53,833,225

Health Care Technology (4.7%)
athenahealth, Inc.*	281,294	39,037,981

Life Sciences Tools & Services (5.0%)
Illumina, Inc.*	254,578	41,269,640

Pharmaceuticals (3.5%)
Zoetis, Inc.	649,336	28,785,065

Total Health Care		172,802,046

Industrials (9.1%)
Aerospace & Defense (1.4%)
TransDigm Group, Inc.*	50,266	11,075,610

Air Freight & Logistics (0.6%)
XPO Logistics, Inc.*	164,795	5,059,207

Electrical Equipment (0.3%)
SolarCity Corp.*	98,379	2,418,156

Professional Services (5.7%)
IHS, Inc., Class A*	170,974	21,228,132
Verisk Analytics, Inc.*	318,810	25,479,295

		46,707,427

Trading Companies & Distributors (1.1%)
Fastenal Co.	184,882	9,059,218

Total Industrials		74,319,618

Information Technology (29.4%)
Communications Equipment (1.0%)
Palo Alto Networks, Inc.*	48,644	7,935,782

Internet Software & Services (11.5%)
Autohome, Inc. (ADR)*	298,286	8,334,111
LinkedIn Corp., Class A*	183,103	20,937,828
MercadoLibre, Inc.	94,541	11,141,657
Pandora Media, Inc.*	507,652	4,543,485
Twitter, Inc.*	1,372,937	22,722,107
Yelp, Inc.*	170,083	3,381,250
Zillow Group, Inc., Class A*	324,625	8,294,169
Zillow Group, Inc., Class C*	649,250	15,406,703

		94,761,310

IT Services (4.1%)
FleetCor Technologies, Inc.*	166,909	24,827,714
Gartner, Inc.*	99,076	8,852,440

		33,680,154

Software (12.4%)
Atlassian Corp. plc, Class A*	152,808	3,843,121
FireEye, Inc.*	251,672	4,527,579
Mobileye N.V.*	119,522	4,456,975
NetSuite, Inc.*	95,253	6,523,878
ServiceNow, Inc.*	368,299	22,532,533
Splunk, Inc.*	526,507	25,761,988
Tableau Software, Inc., Class A*	111,045	5,093,634
Workday, Inc., Class A*	377,564	29,012,018

		101,751,726

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.*	145,779	2,255,201
Stratasys Ltd.*	50,679	1,313,600

		3,568,801

Total Information Technology		241,697,773

Total Common Stocks (94.3%) (Cost $693,862,613)		774,222,893

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%(b)*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	25,783,068	$25,783,068

Total Short-Term Investment (3.1%) (Cost $25,783,068)		25,783,068

Total Investments (97.4%) (Cost $723,159,812)		800,005,961
Other Assets Less Liabilities (2.6%)		21,474,479

Net Assets (100%)		$821,480,440

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $7,349,067 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$136,777,476	$7,349,067	$—		$144,126,543
Consumer Staples	57,296,246	—	—		57,296,246
Financials	83,980,667	—	—		83,980,667
Health Care	172,802,046	—	—		172,802,046
Industrials	74,319,618	—	—		74,319,618
Information Technology	241,697,773	—	—		241,697,773
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Short-Term Investments	25,783,068	—	—		25,783,068

Total Assets	$792,656,894	$7,349,067	$—		$800,005,961

Total Liabilities	$—	$—	$—		$—

Total	$792,656,894	$7,349,067	$—		$800,005,961

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,068,353
Aggregate gross unrealized depreciation	(127,238,161)

Net unrealized appreciation	$76,830,192

Federal income tax cost of investments	$723,175,769

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.8%)
Embraer S.A. (ADR)	52,136	$1,374,305

Cayman Islands (0.1%)
Theravance Biopharma, Inc.*	10,654	200,295

China (1.1%)
JD.com, Inc. (ADR)*	77,203	2,045,880

Denmark (0.3%)
FLSmidth & Co. A/S*	15,440	647,214

France (7.6%)
Airbus Group SE	67,469	4,479,703
Kering	13,694	2,447,995
LVMH Moet Hennessy Louis Vuitton SE	22,411	3,837,972
Societe Generale S.A.	39,064	1,443,766
Technip S.A.	27,711	1,535,941

		13,745,377

Germany (9.4%)
Allianz SE (Registered)	19,883	3,234,224
Bayer AG (Registered)	22,633	2,660,398
Bayerische Motoren Werke (BMW) AG (Preference)(q)	42,558	3,402,463
Deutsche Bank AG (Registered)	70,299	1,195,899
Linde AG	10,617	1,546,983
SAP SE	48,200	3,899,606
Siemens AG (Registered)	9,765	1,035,045

		16,974,618

India (3.3%)
DLF Ltd.	1,352,299	2,343,257
ICICI Bank Ltd. (ADR)	306,215	2,192,499
Zee Entertainment Enterprises Ltd.	253,396	1,480,639

		6,016,395

Ireland (0.6%)
Shire plc	18,088	1,028,504

Italy (1.4%)
Banca Monte dei Paschi di Siena S.p.A.*	784,496	449,017
Brunello Cucinelli S.p.A.	32,707	619,296
Prysmian S.p.A.	36,861	835,107
Tod’s S.p.A.	8,437	600,989

		2,504,409

Japan (12.5%)
Dai-ichi Life Insurance Co., Ltd.	163,163	1,975,295
FANUC Corp.	7,782	1,209,012
KDDI Corp.	110,447	2,949,964
Keyence Corp.	5,889	3,212,277
Kyocera Corp.	46,240	2,036,622
Murata Manufacturing Co., Ltd.	33,617	4,053,336
Nidec Corp.	40,264	2,755,103
Nintendo Co., Ltd.	3,900	554,445
Nomura Holdings, Inc.	160,600	717,631
Rakuten, Inc.	66,500	641,394
Sumitomo Mitsui Financial Group, Inc.	55,044	1,668,756
Suzuki Motor Corp.	33,100	885,549

		22,659,384

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria S.A.	214,213	1,424,005
Industria de Diseno Textil S.A.	107,516	3,617,054
Repsol S.A.	87,430	986,907

		6,027,966

Sweden (3.2%)
Assa Abloy AB, Class B	157,850	3,114,904
Telefonaktiebolaget LM Ericsson, Class B	271,601	2,719,941

		5,834,845

Switzerland (4.5%)
Credit Suisse Group AG (Registered)*	106,798	1,511,643
Nestle S.A. (Registered)	26,686	1,994,061
Roche Holding AG	6,601	1,624,935
UBS Group AG (Registered)	192,555	3,101,947

		8,232,586

United Kingdom (4.4%)
Circassia Pharmaceuticals plc*	310,638	1,209,077
Earthport plc*	798,430	193,513
Prudential plc	156,138	2,917,534
Unilever plc	81,258	3,679,182

		7,999,306

United States (45.5%)
3M Co.	17,987	2,997,174
ACADIA Pharmaceuticals, Inc.*	43,760	1,223,530
Adobe Systems, Inc.*	33,680	3,159,184
Aetna, Inc.	43,842	4,925,649
Alphabet, Inc., Class A*	5,627	4,292,838
Alphabet, Inc., Class C*	5,839	4,349,763
Anthem, Inc.	23,605	3,280,859
Biogen, Inc.*	6,780	1,764,970
BioMarin Pharmaceutical, Inc.*	15,080	1,243,798
Bluebird Bio, Inc.*	13,570	576,725
Celldex Therapeutics, Inc.*	91,890	347,344
Cigna Corp.	3,520	483,085
Citigroup, Inc.	80,596	3,364,883
Clovis Oncology, Inc.*	12,190	234,048
Colgate-Palmolive Co.	63,153	4,461,759
eBay, Inc.*	69,247	1,652,233
Emerson Electric Co.	27,188	1,478,483
Facebook, Inc., Class A*	33,805	3,857,151
FNF Group	42,748	1,449,157
Gilead Sciences, Inc.	24,615	2,261,134
Goldman Sachs Group, Inc.	15,978	2,508,226
Humana, Inc.	950	173,803
International Game Technology plc (Italian Stock Exchange)	14,780	269,735
International Game Technology plc (New York Stock Exchange)	43,669	796,959
Intuit, Inc.	37,095	3,858,251
Ionis Pharmaceuticals, Inc.*	15,230	616,815
MacroGenics, Inc.*	29,870	560,063
Maxim Integrated Products, Inc.	101,769	3,743,064
McDonald’s Corp.	7,040	884,787
McGraw Hill Financial, Inc.	52,264	5,173,091
PayPal Holdings, Inc.*	76,017	2,934,256
Sage Therapeutics, Inc.*	6,140	196,848
St. Jude Medical, Inc.	21,012	1,155,660
SunEdison, Inc.*	355,150	191,852
Tiffany & Co.	29,292	2,149,447
Twitter, Inc.*	58,500	968,175
United Parcel Service, Inc., Class B	25,688	2,709,313
Vertex Pharmaceuticals, Inc.*	5,238	416,369
Walt Disney Co.	35,777	3,553,014
Zimmer Biomet Holdings, Inc.	20,266	2,160,964

		82,424,459

Total Common Stocks (98.0%) (Cost $149,797,421)		177,715,543

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%†
(Cost $—)	357,569	$45,356

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,857,008	4,857,008

Total Short-Term Investment (2.7%) (Cost $4,857,008)		4,857,008

Total Investments (100.7%) (Cost $154,654,429)		182,617,907
Other Assets Less Liabilities (-0.7%)		(1,322,949)

Net Assets (100%)		$181,294,958

*	Non-income producing.

†	Securities (totaling $45,356 or 0.0% of net assets) held at fair value by management.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$27,278,529	15.0%
Consumer Staples	10,135,002	5.6
Energy	2,522,848	1.4
Financials	36,670,830	20.2
Health Care	28,344,873	15.6
Industrials	22,635,363	12.5
Information Technology	45,676,507	25.2
Investment Company	4,857,008	2.7
Materials	1,546,983	0.9
Telecommunication Services	2,949,964	1.6
Cash and Other	(1,322,949)	(0.7)

		100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,699,822	$17,533,351	$—	$27,233,173
Consumer Staples	4,461,759	5,673,243	—	10,135,002
Energy	—	2,522,848	—	2,522,848
Financials	14,687,856	21,982,974	—	36,670,830
Health Care	21,821,959	6,522,914	—	28,344,873
Industrials	8,559,275	14,076,088	—	22,635,363
Information Technology	29,006,767	16,669,740	—	45,676,507
Materials	—	1,546,983	—	1,546,983
Telecommunication Services	—	2,949,964	—	2,949,964
Preferred Stocks
Consumer Discretionary	—	—	45,356	45,356
Short-Term Investments	4,857,008	—	—	4,857,008

Total Assets	$93,094,446	$89,478,105	$45,356	$182,617,907

Total Liabilities	$—	$—	$—	$—

Total	$93,094,446	$89,478,105	$45,356	$182,617,907

(a)	A security with a market value of $45,356 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,463,018
Aggregate gross unrealized depreciation	(17,233,866)

Net unrealized appreciation	$27,229,152

Federal income tax cost of investments	$155,388,755

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.7%)
Asset-Backed Securities (6.5%)
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR
1.854%, 4/20/22(l)§		$250,000	$248,481
CIFC Funding Ltd.,
Series 2012-2A A1R
1.986%, 12/5/24(l)§		200,000	197,603
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE1 M3
1.408%, 5/25/35(l)		172,095	159,774
Cordatus CLO I plc,
Series 2006-1X A2
0.968%, 1/30/24(b)(l)(m)	GBP	57,859	80,930
Cordatus CLO II plc,
Series 2007-1X A1F
0.165%, 7/25/24(l)(m)	EUR	305,209	341,647
Series 2007-1X A2
0.968%, 7/25/24(b)(l)(m)	GBP	83,105	115,103
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.483%, 9/25/34(l)		$124,312	116,064
Doral CLO II Ltd.,
Series 2012-2A A1R
1.885%, 5/26/23(l)§		182,896	181,520
Eaton Vance CDO VII plc,
Series 1-X
0.960%, 3/25/26(b)(l)(m)		283,243	278,351
Series 1-X A2
0.880%, 3/25/26(l)(m)		157,723	154,213
Highlander Euro CDO III B.V.,
Series 2007-3X A
0.069%, 5/1/23(l)(m)	EUR	150,383	167,076
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1
0.593%, 5/25/36(l)		$43,347	41,469
Series 2006-NC1 A1
0.606%, 4/25/36(l)		70,455	64,870
Series 2006-NC1 A4
0.606%, 4/25/36(l)		192,980	189,559
Series 2007-CH2 AV1
0.593%, 1/25/37(l)		59,111	56,936
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1 M5
0.823%, 8/25/36(l)		200,000	169,722
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
0.903%, 1/25/36(l)		200,000	152,089
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.288%, 11/25/34(l)		31,074	27,472
RAAC Trust,
Series 2007-SP3 A1
1.633%, 9/25/47(l)		64,367	61,441
RAMP Trust,
Series 2006-RZ4 A2
0.613%, 10/25/36(l)		142,480	140,593
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1
1.433%, 8/25/37(l)		59,165	54,161
Symphony CLO VIII LP,
Series 2012-8AR AR
1.717%, 1/9/23(l)§		243,008	240,618
VOLT XLI LLC,
Series 2016-NPL1 A1
4.250%, 2/26/46(e)§		296,636	296,452
Voya CLO Ltd.,
Series 2012-2AR AR
1.922%, 10/15/22(l)§		100,000	99,602

			3,635,746

Non-Agency CMO (2.2%)
Alternative Loan Trust,
Series 2004-18CB 4A1
5.500%, 9/25/34		109,168	110,338
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6 4A1
2.984%, 4/25/37(l)§		19,358	19,314
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005 - AR6 2A1A
0.722%, 10/19/45(l)		115,456	93,941
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.719%, 12/25/34(l)		39,075	37,791
Series 2005-AR4 6A1
2.869%, 7/25/35(l)		195,613	190,888
Hercules Eclipse plc,
Series 2006-4 A
0.829%, 10/25/18(l)(m)	GBP	23,050	32,609
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.737%, 4/25/35(l)		$71,852	70,576
Lehman Mortgage Trust,
Series 2005-3 4A1
5.434%, 1/25/36(l)		46,583	42,837
Morgan Stanley Capital I, Inc.,
Series 2007-IQ16 A4
5.809%, 12/12/49		84,285	87,798
Thornburg Mortgage Securities Trust,
Series 2007-4 2A1
2.410%, 9/25/37(l)		241,451	227,542
Trinity Square plc,
Series 2015-1A A
1.786%, 7/15/51(l)§	GBP	200,000	283,540

			1,197,174

Total Asset-Backed and Mortgage-Backed Securities			4,832,920

Corporate Bonds (10.0%)
Consumer Discretionary (0.3%)
Media (0.3%)
RELX Investments plc
5.625%, 10/20/16		100,000	146,808

Total Consumer Discretionary			146,808

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Petrobras Global Finance B.V.
3.002%, 3/17/17(l)		$200,000	$192,020
Sabine Pass LNG LP
7.500%, 11/30/16		200,000	205,800

Total Energy			397,820

Financials (6.2%)
Banks (4.4%)
Banco Popular Espanol S.A.
11.500%, 10/10/18(l)(m)(y)	EUR	100,000	110,376
Bank of America Corp.
5.750%, 12/1/17		$100,000	106,143
2.600%, 1/15/19		100,000	101,491
5.700%, 1/24/22		100,000	114,440
4.100%, 7/24/23		100,000	105,607
Barclays Bank plc
7.625%, 11/21/22		600,000	646,800
Credit Agricole S.A.
8.125%, 9/19/33(l)(m)		200,000	217,500
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		550,000	524,451
JPMorgan Chase & Co.
1.169%, 4/25/18(l)		200,000	199,281
Lloyds Bank plc
1.750%, 5/14/18		100,000	99,716
UBS Group Funding Jersey Ltd.
2.950%, 9/24/20§		200,000	200,064

			2,425,869

Capital Markets (0.5%)
Goldman Sachs Group, Inc.
1.834%, 9/15/20(l)		200,000	198,500
3.500%, 1/23/25		100,000	100,708

			299,208

Consumer Finance (1.1%)
Ally Financial, Inc.
3.500%, 7/18/16		100,000	100,000
5.500%, 2/15/17		200,000	203,660
Ford Motor Credit Co. LLC
3.200%, 1/15/21		200,000	204,018
Volkswagen Bank GmbH
0.209%, 11/27/17(l)	EUR	100,000	111,481

			619,159

Real Estate Management & Development (0.2%)
Vonovia Finance B.V.
3.200%, 10/2/17(b)(m)		$100,000	101,153

Thrifts & Mortgage Finance (0.0%)
Realkredit Danmark A/S Series 10T
2.000%, 4/1/17	DKK	200,000	31,152

Total Financials			3,476,541

Health Care (2.2%)
Biotechnology (0.4%)
Baxalta, Inc.
2.875%, 6/23/20§		$100,000	99,916
4.000%, 6/23/25§		100,000	101,461

			201,377

Health Care Equipment & Supplies (0.7%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		400,000	400,635

Pharmaceuticals (1.1%)
AbbVie, Inc.
1.800%, 5/14/18		100,000	100,605
2.500%, 5/14/20		100,000	101,610
Actavis Funding SCS
1.850%, 3/1/17		100,000	100,408
1.712%, 3/12/18(l)		100,000	100,458
2.350%, 3/12/18		100,000	101,116
3.450%, 3/15/22		100,000	103,794

			607,991

Total Health Care			1,210,003

Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17§		50,000	50,314
2.850%, 10/5/18§		50,000	50,773

			101,087

Total Information Technology			101,087

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Altice Financing S.A.
5.250%, 2/15/23§	EUR	200,000	231,460

Total Telecommunication Services			231,460

Total Corporate Bonds			5,563,719

Government Securities (135.3%)
Agency CMO (1.8%)
Federal National Mortgage Association
3.000%, 4/25/46 TBA		$1,000,000	1,025,859

Foreign Governments (70.0%)
Athens Urban Transportation Organisation
4.851%, 9/19/16(b)	EUR	200,000	212,128
Australia Government Bond
1.250%, 2/21/22(m)	AUD	100,000	80,584
3.250%, 4/21/25(m)		400,000	326,553
3.000%, 9/20/25(m)		200,000	188,006
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	113,592
Canadian Government Real Return Bond
4.250%, 12/1/21	CAD	152,677	149,588
1.500%, 12/1/44		142,640	139,267
1.250%, 12/1/47		514,395	483,264
Denmark Government Bond
0.100%, 11/15/23	DKK	3,518,694	565,592
Deutsche Bundesrepublik Inflation Linked Bond
0.750%, 4/15/18(m)(z)	EUR	450,309	531,642
1.750%, 4/15/20(b)(m)		323,661	409,779
0.100%, 4/15/26(m)		883,441	1,097,973
0.100%, 4/15/46(m)		70,006	93,303
Federative Republic of Brazil
(Zero Coupon), 7/1/16	BRL	1,400,000	376,416
(Zero Coupon), 10/1/16		4,700,000	1,222,453
(Zero Coupon), 1/1/17		4,800,000	1,210,821
France Government Bond OAT
0.250%, 7/25/18(m)	EUR	4,046,104	4,792,367
3.500%, 4/25/20(m)(z)		10,000	13,129

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
2.250%, 7/25/20(b)(m)	EUR	360,570	$471,660
0.100%, 7/25/21(m)(z)		370,525	444,300
1.100%, 7/25/22(m)(z)		445,728	573,869
0.250%, 7/25/24(m)(z)		540,324	668,842
0.700%, 7/25/30(m)(z)		197,626	259,652
1.800%, 7/25/40(m)(z)		473,787	792,336
Italy Buoni Poliennali Del Tesoro
1.700%, 9/15/18		866,303	1,044,773
2.350%, 9/15/19(m)		98,131	122,808
2.350%, 9/15/24(m)		633,498	841,954
3.100%, 9/15/26		417,820	602,080
1.250%, 9/15/32(m)		196,778	237,919
2.550%, 9/15/41(m)		385,254	571,429
Japanese Government CPI Linked Bond
0.100%, 3/10/25	JPY	79,600,000	746,489
Mexican Udibonos
4.500%, 12/4/25	MXN	6,415,005	418,868
4.500%, 11/22/35		1,633,703	106,869
4.000%, 11/8/46		3,519,540	213,980
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	71,285
2.000%, 9/20/25(m)		600,000	415,819
2.500%, 9/20/35(m)		100,000	72,108
Republic of Sweden
0.250%, 6/1/22	SEK	754,701	102,922
1.000%, 6/1/25		498,458	73,366
Spain Government Bond
0.550%, 11/30/19(m)	EUR	631,226	743,627
United Kingdom Gilt
2.000%, 9/7/25(m)		628,000	948,537
3.250%, 1/22/44(m)		450,000	774,407
United Kingdom Gilt Inflation Linked Bond
0.125%, 3/22/24(m)(z)	GBP	5,132,223	8,139,303
1.250%, 11/22/32(m)(z)		854,785	1,713,577
0.625%, 11/22/42(m)		18,271	38,532
0.125%, 3/22/44(m)(z)		778,063	1,480,947
0.250%, 3/22/52(m)(z)		429,004	932,338
0.125%, 3/22/58(m)(z)		988,120	2,241,323
0.375%, 3/22/62(m)		181,073	475,226
0.125%, 3/22/68(m)(z)		239,120	627,848

			38,975,450

U.S. Treasuries (63.5%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS		$1,923,011	2,291,191
2.000%, 1/15/26 TIPS		1,384,657	1,622,664
2.375%, 1/15/27 TIPS		117,480	143,565
1.750%, 1/15/28 TIPS(z)		1,345,747	1,560,190
3.625%, 4/15/28 TIPS		585,920	807,454
2.500%, 1/15/29 TIPS		871,749	1,095,511
3.875%, 4/15/29 TIPS		288,230	412,822
2.125%, 2/15/41 TIPS		292,100	376,586
0.750%, 2/15/42 TIPS		104,848	101,915
1.375%, 2/15/44 TIPS(z)		2,368,562	2,657,424
0.750%, 2/15/45 TIPS		10,061	9,756
3.000%, 11/15/45(z)		400,000	432,000
1.000%, 2/15/46 TIPS		199,976	208,838
U.S. Treasury Notes
2.500%, 7/15/16 TIPS		187,701	191,040
2.375%, 1/15/17 TIPS		234,960	242,067
0.125%, 4/15/17 TIPS		1,220,404	1,234,094
2.625%, 7/15/17 TIPS		228,622	240,579
1.625%, 1/15/18 TIPS		113,088	118,225
0.125%, 4/15/18 TIPS(z)		2,152,290	2,190,248
0.125%, 4/15/19 TIPS(z)		6,369,804	6,507,778
0.125%, 4/15/20 TIPS		101,168	103,321
1.125%, 1/15/21 TIPS		32,491	34,741
0.625%, 7/15/21 TIPS		1,156,287	1,214,399
2.125%, 9/30/21		100,000	104,088
0.125%, 1/15/22 TIPS		73,273	74,407
0.125%, 7/15/22 TIPS		752,068	765,499
0.125%, 1/15/23 TIPS		1,554,996	1,568,928
0.375%, 7/15/23 TIPS		916,236	944,398
0.625%, 1/15/24 TIPS(z)		2,843,036	2,962,382
0.125%, 7/15/24 TIPS		3,192,864	3,207,141
0.375%, 7/15/25 TIPS(z)		1,598,464	1,634,275
1.625%, 2/15/26		300,000	295,688

			35,353,214

Total Government Securities			75,354,523

Total Long-Term Debt Securities (154.0%) (Cost $82,901,866)			85,751,162

SHORT-TERM INVESTMENTS:
Government Security (0.3%)
Federal Home Loan Bank
0.18%, 4/13/16(o)(p)		200,000	199,986

	Number of Shares		Value (Note 1)
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares		535,964	535,964

Total Short-Term Investments (1.3%) (Cost $735,947)			735,950

	Number of Contracts		Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
90 Day Sterling Futures
December 2016 @ GBP98.50*		52	234

Total Options Purchased (0.0%) (Cost $6,151)			234

Total Investments Before Options Written (155.3%) (Cost $83,643,964)			86,487,346

OPTION WRITTEN:
Put Option Written (0.0%)
90 Day Sterling Futures
December 2016 @ GBP98.00*		(52)	—

Total Options Written (0.0%) (Premiums Received $1,190)			—

Total Investments after Options Written (155.3%) (Cost $83,642,774)			86,487,346
Other Assets Less Liabilities (-55.3%)			(30,812,920)

Net Assets (100%)			$55,674,426

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $2,301,118 or 4.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At March 31, 2016, the market value of these securities amounted to $1,669,104 or 3.0% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $32,791,940 or 58.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2016.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Australia	1.1%
Brazil	5.1
Canada	1.4
Cayman Islands	1.7
Denmark	1.1
France	14.8
Germany	4.0
Greece	0.4
Ireland	1.7
Italy	6.2
Japan	1.3
Liechtenstein	0.9
Luxembourg	1.2
Mexico	1.3
Netherlands	0.8
New Zealand	1.0
Spain	1.7
Sweden	0.3
United Kingdom	33.7
United States	75.6
Cash and Other	(55.3)

100.0%

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	21	June-16	$2,541,676	$2,544,445	$2,769
Euro-BTP	2	June-16	314,139	320,023	5,884

					$8,653

Sales
10 Year U.S. Treasury Notes	68	June-16	$8,882,410	$8,866,562	$15,848
90 Day Eurodollar	4	June-16	985,697	993,100	(7,403)
90 Day Eurodollar	7	September-16	1,720,796	1,736,700	(15,904)
90 Day Eurodollar	4	December-16	982,934	991,750	(8,816)
90 Day Eurodollar	5	March-17	1,228,825	1,239,125	(10,300)
90 Day Eurodollar	12	December-17	2,973,714	2,968,950	4,764
Euro-Bobl	5	June-16	745,922	745,893	29
Euro-Bund	8	June-16	1,489,067	1,486,735	2,332
U.S. Long Bond	7	June-16	1,156,614	1,151,062	5,552
U.S. Ultra Bond	5	June-16	865,657	862,656	3,001

					$(10,897)

					$(2,244)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	11	$3,131	$3,000	$131
Brazilian Real vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	1,594	443,429	439,439	3,990
Brazilian Real vs. U.S. Dollar, expiring 5/3/16	Deutsche Bank AG	131	36,184	35,532	652
European Union Euro vs. U.S. Dollar, expiring 4/4/16	Bank of America	346	393,713	377,730	15,983
European Union Euro vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	223	253,751	242,437	11,314
European Union Euro vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	121	137,686	131,509	6,177
European Union Euro vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	125	142,237	136,084	6,153
European Union Euro vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	159	180,926	176,762	4,164
Japanese Yen vs. U.S. Dollar, expiring 4/4/16	Bank of America	85,600	760,585	752,789	7,796
Korean Won vs. U.S. Dollar, expiring 5/24/16	Bank of America	329,102	287,383	273,000	14,383
Korean Won vs. U.S. Dollar, expiring 5/24/16	Credit Suisse	45,843	40,032	38,000	2,032
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	62,582	54,649	52,000	2,649
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	149,284	130,360	124,000	6,360
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Bank of America	1,405	43,681	42,000	1,681
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	9,130	283,843	273,000	10,843
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	2,238	69,578	67,000	2,578

					$96,886

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/4/16	Bank of America	479	$342,689	$367,177	$(24,488)
Australian Dollar vs. U.S. Dollar, expiring 4/4/16	Bank of America	425	316,910	325,784	(8,874)
Brazilian Real vs. U.S. Dollar, expiring 4/4/16	Deutsche Bank AG	1,475	368,991	410,086	(41,095)
Brazilian Real vs. U.S. Dollar, expiring 4/4/16	Deutsche Bank AG	131	35,789	36,474	(685)
Brazilian Real vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	1,400	373,982	379,417	(5,435)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Bank of America	400	101,497	105,506	(4,009)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	300	72,464	79,130	(6,666)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	400	101,061	105,506	(4,445)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,800	425,029	474,778	(49,749)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,800	448,878	474,778	(25,900)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	600	137,858	154,379	(16,521)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	100	23,709	25,730	(2,021)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	2,100	498,043	540,326	(42,283)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	JPMorgan Chase Bank	2,000	470,477	514,596	(44,119)
British Pound vs. U.S. Dollar, expiring 4/4/16	Deutsche Bank AG	5,023	7,002,858	7,214,824	(211,966)
British Pound vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	137	191,275	196,766	(5,491)
Canadian Dollar vs. U.S. Dollar, expiring 4/4/16	Deutsche Bank AG	985	728,246	758,422	(30,176)
Canadian Dollar vs. U.S. Dollar, expiring 5/3/16	JPMorgan Chase Bank	985	757,674	758,453	(779)
Chinese Renminbi vs. U.S. Dollar, expiring 5/24/16	Bank of America	3,407	519,000	525,719	(6,719)
Chinese Renminbi vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	3,809	580,000	587,777	(7,777)
Danish Krone vs. U.S. Dollar, expiring 4/4/16	Deutsche Bank AG	3,740	545,154	571,123	(25,969)
Danish Krone vs. U.S. Dollar, expiring 5/3/16	Bank of America	3,740	568,180	571,584	(3,404)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	204	30,946	31,673	(727)
European Union Euro vs. U.S. Dollar, expiring 4/4/16	Bank of America	36	39,668	40,964	(1,296)
European Union Euro vs. U.S. Dollar, expiring 4/4/16	Bank of America	11,966	13,187,449	13,616,650	(429,201)
European Union Euro vs. U.S. Dollar, expiring 4/4/16	Bank of America	119	132,262	135,410	(3,148)
European Union Euro vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	316	348,473	359,576	(11,103)
European Union Euro vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	11	12,338	12,517	(179)
European Union Euro vs. U.S. Dollar, expiring 5/3/16	Deutsche Bank AG	11,474	13,068,680	13,068,069	611
European Union Euro vs. U.S. Dollar, expiring 5/3/16	JPMorgan Chase Bank	364	414,452	414,553	(101)
Japanese Yen vs. U.S. Dollar, expiring 4/4/16	Bank of America	85,600	764,522	760,585	3,937
Japanese Yen vs. U.S. Dollar, expiring 5/2/16	Bank of America	85,600	753,322	761,240	(7,918)
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	584,400	485,685	510,319	(24,634)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Bank of America	4,839	$275,007	$278,878	$(3,871)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Credit Suisse	7,944	442,196	457,843	(15,647)
New Zealand Dollar vs. U.S. Dollar, expiring 4/4/16	Bank of America	817	544,669	564,710	(20,041)
Swedish Krona vs. U.S. Dollar, expiring 4/4/16	Bank of America	1,370	159,694	168,756	(9,062)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	12,638	382,515	392,892	(10,377)

					$(1,101,328)

					$(1,004,442)

Options Written:

Options written for the three months March 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	84	$3,194
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(32)	(2,004)
Options Exercised	—	—

Options Outstanding - March 31, 2016	52	$1,190

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage- Backed Securities
Asset-Backed Securities	$—	$3,635,746	$—	$3,635,746
Non-Agency CMO	—	1,197,174	—	1,197,174
Corporate Bonds
Consumer Discretionary	—	146,808	—	146,808
Energy	—	397,820	—	397,820
Financials	—	3,476,541	—	3,476,541
Health Care	—	1,210,003	—	1,210,003
Information Technology	—	101,087	—	101,087
Telecommunication Services	—	231,460	—	231,460
Forward Currency Contracts	—	101,434	—	101,434
Futures	40,179	—	—	40,179
Government Securities
Agency CMO	—	1,025,859	—	1,025,859
Foreign Governments	—	38,975,450	—	38,975,450
U.S. Treasuries	—	35,353,214	—	35,353,214
Options Purchased
Put Options Purchased	234	—	—	234
Options Written
Put Options Written	— (a)	—	—	— (a)
Short-Term Investments	535,964	199,986	—	735,950

Total Assets	$576,377	$86,052,582	$—	$86,628,959

Liabilities:
Forward Currency Contracts	$—	$(1,105,876)	$—	$(1,105,876)
Futures	(42,423)	—	—	(42,423)

Total Liabilities	$(42,423)	$(1,105,876)	$—	$(1,148,299)

Total	$533,954	$84,946,706	$—	$85,480,660

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,965,898
Aggregate gross unrealized depreciation	(1,930,123)

Net unrealized appreciation	$1,035,775

Federal income tax cost of investments	$85,451,571

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (14.9%)
Asset-Backed Securities (7.1%)
ACS Pass Through Trust,
Series 2007-1A G1
0.748%, 6/14/37(b)(l)§	$673,246	$657,256
Chancelight, Inc.,
Series 2012-2 A
1.163%, 4/25/39(l)§	1,644,577	1,604,711
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.513%, 1/25/37(l)	70,864	41,949
Drug Royalty II LP 2,
Series 2014-1 A1
3.139%, 7/15/23(b)(l)§	1,339,577	1,354,545
EFS Volunteer LLC,
Series 2010-1 A1
1.469%, 10/26/26(l)§	282,060	281,438
Ford Credit Auto Owner Trust,
Series 2015-C A2A
0.950%, 8/15/18	3,244,358	3,242,401
GSAA Home Equity Trust,
Series 2007-6 A4
0.733%, 5/25/47(l)	289,585	212,113
National Collegiate Student Loan Trust,
Series 2005-1 A4
0.673%, 11/27/28(l)	828,455	818,511
Series 2007-1 A2
0.563%, 11/27/28(l)	829,075	827,084
Navient Private Education Loan Trust,
Series 2014-CTA A
1.136%, 9/16/24(l)§	3,817,909	3,766,466
Series 2015-2 A2
0.853%, 8/27/29(l)	11,000,000	10,784,793
Series 2015-AA A1
0.936%, 12/15/21(l)§	735,690	733,020
Nelnet Student Loan Trust,
Series 2005-3 A5
0.744%, 12/24/35(l)	5,800,000	5,415,226
Northstar Education Finance, Inc.,
Series 2012-1 A
1.133%, 12/26/31(l)§	2,344,396	2,253,621
OneMain Financial Issuance Trust,
Series 2015-2A A
2.570%, 7/18/25§	9,000,000	8,874,598
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.755%, 10/1/35(l)	846,166	838,813
SBA Tower Trust,
Series 2014-1A C
2.898%, 10/15/19(b)§	2,600,000	2,612,303
SLC Student Loan Trust,
Series 2006-2 A4
0.714%, 6/15/22(l)	150,242	149,836
Series 2006-2 A5
0.734%, 9/15/26(l)	12,750,000	12,329,995
SLM Private Education Loan Trust,
Series 2013-C A1
1.286%, 2/15/22(l)§	1,348,569	1,348,569
SLM Student Loan Trust,
Series 2004-10 A5B
1.019%, 4/25/23(l)§	4,131,468	4,126,394
Series 2005-3 A5
0.709%, 10/25/24(l)	8,996,357	8,797,787
Series 2008-9 A
2.119%, 4/25/23(l)	6,777,324	6,716,397
Series 2010-1 A
0.833%, 3/25/25(l)	5,156,171	5,072,038
Series 2013-3 A2
0.733%, 5/26/20(l)	6,818,935	6,773,351
SMB Private Education Loan Trust,
Series 2015-A A2B
1.436%, 6/15/27(l)§	10,600,000	10,158,748

		99,791,963

Non-Agency CMO (7.8%)
Alternative Loan Trust,
Series 2005-61 2A1
0.713%, 12/25/35(l)	12,455	10,650
Series 2005-62 2A1
1.351%, 12/25/35(l)	104,134	83,988
Series 2006-OA22 A1
0.593%, 2/25/47(l)	373,426	303,429
Series 2007-OA7 A1A
0.613%, 5/25/47(l)	84,621	69,674
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.623%, 5/25/46(l)	4,105,884	2,913,232
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
1.836%, 12/15/31(l)§	2,000,000	1,998,586
Banc of America Commercial Mortgage, Inc.,
Series 2006-6 A1A
5.347%, 10/10/45	4,967,521	5,021,432
Series 2006-6 A3
5.369%, 10/10/45	30,269	30,272
Series 2007-3 A4
5.543%, 6/10/49(l)	780,779	797,766
Series 2007-4 A4
5.741%, 2/10/51(l)	655,733	682,651
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	4,933	5,136
BBCMS Trust,
Series 2015-RRI A
1.586%, 5/15/32(l)§	6,000,000	5,899,718
Series 2015-SLP A
1.546%, 2/15/28(l)§	12,622,938	12,446,855
BCAP LLC Trust,
Series 2006-AA2 A1
0.603%, 1/25/37(l)	439,759	339,705
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.926%, 2/25/33(l)	4,776	4,450
Series 2003-3 3A2
2.880%, 5/25/33(l)	34,060	33,061
Series 2003-8 2A1
2.971%, 1/25/34(l)	2,496	2,478
Series 2003-8 4A1
2.880%, 1/25/34(l)	10,733	10,300

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-10 21A1
3.137%, 1/25/35(l)	$1,165,702	$1,158,564
Series 2005-2 A1
3.090%, 3/25/35(l)	39,231	38,240
Series 2005-2 A2
2.924%, 3/25/35(l)	9,974	9,861
Series 2005-5 A1
2.380%, 8/25/35(l)	65,855	65,065
Series 2005-5 A2
2.460%, 8/25/35(l)	230,580	224,299
Series 2007-3 1A1
3.004%, 5/25/47(l)	3,350,890	2,934,519
Bear Stearns Alt-A Trust,
Series 2005-4 1A1
0.873%, 4/25/35(l)	968,933	911,021
Series 2005-7 22A1
2.792%, 9/25/35(l)	1,136,303	935,901
Bear Stearns ARM Trust,
Series 2004-10 15A1
2.864%, 1/25/35(l)	81,334	78,472
Boca Hotel Portfolio Trust,
Series 2013-BOCA A
1.586%, 8/15/26(l)§	2,741,443	2,741,892
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.836%, 12/15/27(l)§	3,781,959	3,760,672
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.660%, 5/25/35(l)	15,156	14,639
Series 2005-11 A2A
2.730%, 10/25/35(l)	266,331	256,902
Series 2005-12 2A1
1.236%, 8/25/35(l)§	499,322	377,804
Series 2005-6 A1
2.430%, 9/25/35(l)	17,045	16,627
Series 2005-6 A2
2.650%, 9/25/35(l)	82,954	82,307
Series 2009-6 4A1
2.984%, 4/25/37(l)§	139,534	139,215
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	1,744,450	1,755,328
Series 2007-CD4 A1A
5.289%, 12/11/49(l)	688,703	703,138
Series 2007-CD4 A4
5.322%, 12/11/49	13,503,194	13,755,175
COMM Mortgage Trust,
Series 2014-KYO A
1.338%, 6/11/27(l)§	500,000	494,385
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39	2,923,641	2,980,832
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.716%, 10/19/32(l)	2,786	2,378
Series 2003-HYB3 7A1
2.621%, 11/19/33(l)	10,493	10,010
Series 2004-12 11A1
2.763%, 8/25/34(l)	205,280	182,880
Series 2005-25 A11
5.500%, 11/25/35	271,488	256,121
Series 2005-3 1A2
0.723%, 4/25/35(l)	152,454	127,733
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 A1A
6.143%, 6/15/38(l)	258,755	259,000
Series 2006-C5 A3
5.311%, 12/15/39	4,354,975	4,384,628
Series 2007-C5 A4
5.695%, 9/15/40(l)	2,946,634	3,032,724
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
1.055%, 3/25/32(l)§	690	637
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3
5.467%, 9/15/39	1,245,304	1,248,841
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	93,758	93,997
Series 2005-AR2 7A1
3.012%, 10/25/35(l)	103,462	85,123
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1
0.533%, 10/25/36(l)	1,567	892
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.375%, 6/25/34(l)	79,406	74,604
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.731%, 8/25/35(l)	132,233	113,759
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4
5.543%, 12/10/49	694,195	709,174
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.703%, 11/25/45(l)	22,344	17,929
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.838%, 9/25/35(l)	63,385	62,897
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.652%, 5/19/35(l)	17,998	14,506
Series 2006-1 2A1A
0.670%, 3/19/36(l)	128,436	88,440
Hudsons Bay Simon JV Trust,
Series 2015-HBFL AFL
2.021%, 8/5/34(l)§	4,000,000	3,982,493
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.711%, 12/25/34(l)	99,979	92,878
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18 A4
5.440%, 6/12/47	3,033,446	3,086,647
Series 2007-LD11 ASB
5.743%, 6/15/49(l)	285,549	288,443

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.812%, 11/21/34(l)	$64,524	$65,128
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	926,904	992,417
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
1.136%, 11/15/31(l)	28,579	26,593
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.904%, 10/25/35(l)	506,596	482,819
Series 2005-2 2A
2.520%, 10/25/35(l)	578,030	561,480
Series 2005-2 3A
1.439%, 10/25/35(l)	101,962	94,551
Series 2005-3 4A
0.683%, 11/25/35(l)	58,804	53,679
Series 2005-3 5A
0.683%, 11/25/35(l)	88,138	78,138
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49	1,112,581	1,124,813
Morgan Stanley Capital I Trust,
Series 2006-HQ9 A4FL
0.586%, 7/12/44(l)	649,837	649,343
Series 2007-IQ14 A2
5.610%, 4/15/49	93,187	93,095
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.794%, 8/12/45(l)§	1,731,359	1,760,518
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.876%, 12/15/30(l)	8,502	8,033
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39§	694,195	696,435
RBSSP Resecuritization Trust,
Series 2009-12 16A1
2.680%, 10/25/35(b)(l)§	6,719,627	6,720,028
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.773%, 6/25/35(l)§	33,975	29,097
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1
0.733%, 8/25/35(l)	27,613	20,635
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.473%, 11/26/23(l)	832	808
Sequoia Mortgage Trust,
Series 10 2A1
0.812%, 10/20/27(l)	3,295	2,885
Series 2003-4 2A1
0.782%, 7/20/33(l)	1,047,204	986,634
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.795%, 2/25/34(l)	60,591	58,084
Series 2004-19 2A1
1.751%, 1/25/35(l)	25,272	19,597
Series 2005-17 3A1
2.707%, 8/25/35(l)	95,564	87,798
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.092%, 10/19/34(l)	46,839	45,154
Series 2005-AR5 A1
0.682%, 7/19/35(l)	103,769	87,719
Series 2005-AR5 A2
0.682%, 7/19/35(l)	131,181	124,170
Series 2006-AR4 2A1
0.623%, 6/25/36(l)	29,368	23,999
Series 2006-AR5 1A1
0.643%, 5/25/36(l)	1,050,436	766,153
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	157,148	157,246
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A5Fl
0.651%, 4/15/47(l)§	5,000,000	4,869,857
Series 2007-C32 A2
5.698%, 6/15/49(l)	329,927	331,468
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.462%, 3/23/45(l)§	2,219,687	2,237,681
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.551%, 11/25/42(l)	4,743	4,367
Series 2002-AR2 A
1.914%, 2/27/34(l)	2,934	2,773
Series 2003-AR1 A5
2.487%, 3/25/33(l)	416,728	409,879
Series 2004-AR1 A
2.776%, 3/25/34(l)	783,507	774,701
Series 2005-AR13 A1A1
0.723%, 10/25/45(l)	116,152	106,636
Series 2005-AR15 A1A1
0.693%, 11/25/45(l)	28,592	26,124
Series 2006-AR15 2A
2.155%, 11/25/46(l)	24,030	21,380
Series 2006-AR3 A1A
1.351%, 2/25/46(l)	45,443	40,750
Series 2006-AR7 3A
2.164%, 7/25/46(l)	127,163	108,660
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.749%, 9/25/34(l)	22,368	22,481
Series 2007-10 1A22
0.933%, 7/25/37(l)	465,082	387,057
WF-RBS Commercial Mortgage Trust,
Series 2012-C6 A1
1.081%, 4/15/45	1,007,861	1,006,689

		108,472,527

Total Asset-Backed and Mortgage-Backed Securities		208,264,490

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Bonds (77.4%)
Consumer Discretionary (6.2%)
Automobiles (4.3%)
BMW U.S. Capital LLC
0.973%, 6/2/17(l)(m)	$7,000,000	$6,943,428
Daimler Finance North America LLC
0.985%, 3/10/17(l)§	6,000,000	5,976,736
0.956%, 8/1/17(l)§	2,500,000	2,483,366
1.329%, 8/3/17(l)§	5,000,000	4,979,813
1.053%, 3/2/18(l)§	22,000,000	21,760,891
Nissan Motor Acceptance Corp.
1.646%, 3/8/19(b)(l)§	1,500,000	1,500,426
Volkswagen Group of America Finance LLC
0.838%, 5/23/16(l)§	5,964,000	5,958,904
0.988%, 5/23/17(l)§	5,340,000	5,277,390
1.250%, 5/23/17§	4,800,000	4,760,068

		59,641,022

Hotels, Restaurants & Leisure (0.2%)
Wyndham Worldwide Corp.
2.500%, 3/1/18	1,406,000	1,403,207
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,000,000	942,900

		2,346,107

Household Durables (0.1%)
Whirlpool Corp.
7.750%, 7/15/16	1,200,000	1,220,341
1.650%, 11/1/17	1,000,000	1,002,323

		2,222,664

Media (1.4%)
Cox Communications, Inc.
5.875%, 12/1/16§	6,000,000	6,172,320
CSC Holdings, Inc. New Term Loan B
2.939%, 4/17/20	5,996,164	5,979,302
NBCUniversal Enterprise, Inc.
1.307%, 4/15/18(l)§	1,694,000	1,689,118
Scripps Networks Interactive, Inc.
2.800%, 6/15/20	1,000,000	998,332
Time Warner Cable, Inc.
5.850%, 5/1/17	4,150,000	4,315,607

		19,154,679

Specialty Retail (0.2%)
Lowe’s Cos., Inc.
1.055%, 9/10/19(l)	3,625,000	3,613,192

Total Consumer Discretionary		86,977,664

Consumer Staples (2.4%)
Beverages (1.1%)
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	9,000,000	9,124,099
1.879%, 2/1/21(l)	5,000,000	5,049,930
SABMiller Holdings, Inc.
1.306%, 8/1/18(l)§	2,000,000	1,990,542

		16,164,571

Food Products (0.3%)
Kraft Heinz Foods Co.
1.600%, 6/30/17§	3,600,000	3,609,602

Tobacco (1.0%)
Reynolds American, Inc.
3.500%, 8/4/16	8,000,000	8,050,147
2.300%, 8/21/17	3,000,000	3,039,451
2.300%, 6/12/18	2,000,000	2,035,358
8.125%, 6/23/19	436,000	520,563

		13,645,519

Total Consumer Staples		33,419,692

Energy (7.4%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	1,999,933

Oil, Gas & Consumable Fuels (7.3%)
Chevron Corp.
1.148%, 11/15/21(l)	3,612,000	3,443,898
1.162%, 3/3/22(l)	15,000,000	14,103,579
ConocoPhillips Co.
1.517%, 5/15/22(l)	16,750,000	15,373,937
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	2,000,000	2,057,383
Energy Transfer Partners LP
9.700%, 3/15/19	2,000,000	2,209,119
9.000%, 4/15/19	1,500,000	1,589,123
Exxon Mobil Corp.
1.232%, 2/28/18(l)	20,000,000	20,041,596
Kinder Morgan Energy Partners LP
3.500%, 3/1/21	658,000	630,355
Kinder Morgan Finance Co. LLC
6.000%, 1/15/18§	8,100,000	8,466,851
Kinder Morgan, Inc.
2.000%, 12/1/17	1,000,000	988,900
Magellan Midstream Partners LP
6.550%, 7/15/19	2,000,000	2,228,926
Occidental Petroleum Corp.
1.750%, 2/15/17	5,200,000	5,205,216
ONEOK Partners LP
6.150%, 10/1/16	1,278,000	1,295,493
Phillips 66
2.950%, 5/1/17	4,140,000	4,214,527
Pioneer Natural Resources Co.
5.875%, 7/15/16	10,400,000	10,443,522
6.650%, 3/15/17	456,000	471,575
Regency Energy Partners LP/Regency Energy Finance Corp.
5.750%, 9/1/20	2,000,000	2,001,845
Spectra Energy Partners LP
2.950%, 6/15/16	1,000,000	1,000,990
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	6,086,000	6,203,814

		101,970,649

Total Energy		103,970,582

Financials (35.3%)
Banks (13.6%)
Bank of America Corp.
1.239%, 8/25/17(l)	2,000,000	1,992,289
6.875%, 4/25/18	3,350,000	3,674,198
5.650%, 5/1/18	7,600,000	8,164,205
BB&T Corp.
1.276%, 2/1/19(l)	4,138,000	4,083,110

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.337%, 1/15/20(l)	$20,000,000	$19,694,028
Capital One N.A./Virginia
1.768%, 8/17/18(l)	15,000,000	15,040,410
Citigroup, Inc.
0.906%, 6/9/16(l)	13,200,000	13,191,087
1.929%, 10/26/20(l)	7,800,000	7,814,579
2.009%, 3/30/21(l)	3,300,000	3,309,609
Citizens Bank N.A./Rhode Island
1.600%, 12/4/17	20,000,000	19,894,734
JPMorgan Chase & Co.
2.000%, 8/15/17	800,000	808,383
1.145%, 3/1/18(l)	18,600,000	18,525,252
1.574%, 1/23/20(l)	3,000,000	2,984,083
1.823%, 10/29/20(l)	11,000,000	11,123,750
MUFG Union Bank N.A.
1.021%, 5/5/17(l)	15,000,000	14,914,245
U.S. Bank N.A./Ohio
1.101%, 10/28/19(l)	7,000,000	6,904,910
Wachovia Corp.
0.992%, 10/15/16(l)	2,000,000	1,999,807
Wells Fargo & Co.
1.032%, 9/14/18(l)	36,000,000	35,568,451
1.501%, 7/22/20(l)	300,000	297,009

		189,984,139

Capital Markets (2.8%)
Goldman Sachs Group, Inc.
1.779%, 4/23/20(l)	22,900,000	22,728,250
2.236%, 11/29/23(l)	13,376,000	13,264,653
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,864,642

		38,857,545

Consumer Finance (14.7%)
American Express Credit Corp.
1.365%, 5/26/20(l)	34,100,000	33,460,625
1.682%, 9/14/20(l)	3,000,000	2,977,500
American Honda Finance Corp.
1.082%, 7/13/18(l)	4,600,000	4,590,785
Ford Motor Credit Co. LLC
1.462%, 3/12/19(l)	29,100,000	28,401,850
General Motors Financial Co., Inc.
4.750%, 8/15/17	4,875,000	5,042,700
3.000%, 9/25/17	1,400,000	1,412,740
1.977%, 4/10/18(l)	1,200,000	1,185,000
6.750%, 6/1/18	900,000	969,930
2.682%, 1/15/19(l)	5,000,000	5,015,500
2.182%, 1/15/20(l)	14,800,000	14,401,880
HSBC USA, Inc.
1.228%, 11/13/19(l)	37,500,000	36,529,294
Hyundai Capital America
1.875%, 8/9/16§	7,900,000	7,912,213
1.450%, 2/6/17§	9,500,000	9,490,358
4.000%, 6/8/17§	3,480,000	3,568,583
Nissan Motor Acceptance Corp.
1.330%, 9/26/16(l)§	1,500,000	1,501,172
1.950%, 9/12/17§	19,923,000	20,077,128
PACCAR Financial Corp.
1.400%, 11/17/17	13,100,000	13,128,199
Synchrony Financial
1.849%, 2/3/20(l)	11,040,000	10,648,990
Toyota Motor Credit Corp.
1.002%, 3/12/20(l)	4,945,000	4,853,702

		205,168,149

Diversified Financial Services (0.9%)
Bank of America N.A.
1.086%, 6/5/17(l)	6,000,000	5,986,839
Bear Stearns Cos. LLC
6.400%, 10/2/17	2,000,000	2,139,907
Denali International LLC/Denali Finance Corp.
5.625%, 10/15/20§	3,900,000	4,075,500

		12,202,246

Insurance (0.6%)
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	3,500,000	3,496,649
3.050%, 1/20/21(b)§	5,000,000	5,060,327

		8,556,976

Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp.
3.400%, 2/15/19	3,000,000	3,076,986
2.800%, 6/1/20	4,000,000	3,995,983
5.900%, 11/1/21	1,250,000	1,424,832
Liberty Property LP
5.500%, 12/15/16	4,500,000	4,622,542
Ventas Realty LP
1.550%, 9/26/16	3,000,000	3,002,887
1.250%, 4/17/17	4,000,000	3,982,062
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	957,728

		21,063,020

Thrifts & Mortgage Finance (1.2%)
Santander Bank N.A.
1.551%, 1/12/18(l)	17,200,000	17,028,377

Total Financials		492,860,452

Health Care (7.7%)
Biotechnology (2.7%)
Amgen, Inc.
0.998%, 5/22/17(l)	14,500,000	14,454,742
5.850%, 6/1/17	4,583,000	4,822,528
1.218%, 5/22/19(l)	1,000,000	990,890
EMD Finance LLC
0.992%, 3/17/17(l)§	18,000,000	17,959,387

		38,227,547

Health Care Equipment & Supplies (1.1%)
Medtronic, Inc.
1.434%, 3/15/20(l)	10,920,000	10,870,714
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	1,000,000	998,770
2.700%, 4/1/20	3,000,000	3,042,418

		14,911,902

Health Care Providers & Services (1.5%)
Express Scripts Holding Co.
2.650%, 2/15/17	3,050,000	3,087,560
Sutter Health
1.090%, 8/15/53	3,471,000	3,397,921
UnitedHealth Group, Inc.
1.700%, 2/15/19	14,000,000	14,117,223

		20,602,704

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
1.300%, 2/1/17	2,000,000	1,997,723

Pharmaceuticals (2.3%)
Actavis, Inc.
1.875%, 10/1/17	4,194,000	4,212,801

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Allergan, Inc.
5.750%, 4/1/16	$10,500,000	$10,499,972
Mylan, Inc.
1.800%, 6/24/16	5,450,000	5,454,047
1.350%, 11/29/16	3,560,000	3,540,370
Roche Holdings, Inc.
0.969%, 9/30/19(l)§	8,000,000	7,914,755

		31,621,945

Total Health Care		107,361,821

Industrials (2.9%)
Air Freight & Logistics (0.3%)
Federal Express Corp. 1998 Pass Through Trust
6.720%, 1/15/22	3,633,674	4,084,769

Airlines (0.6%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16	3,580,178	3,647,485
Northwest Airlines Pass Through Trust
Series 2002-1 G2
6.264%, 11/20/21	474,356	502,533
Southwest Airlines Co.
2.650%, 11/5/20	2,000,000	2,027,600
United Airlines, Inc.
Series 2009-2A
9.750%, 1/15/17	1,615,934	1,689,621

		7,867,239

Commercial Services & Supplies (0.6%)
President and Fellows of Harvard College
6.000%, 1/15/19§	6,150,000	6,928,963
6.300%, 10/1/37	1,875,000	1,875,005

		8,803,968

Construction & Engineering (0.1%)
SBA Tower Trust
5.101%, 4/17/17§	300,000	302,913
3.598%, 4/15/18§	1,300,000	1,298,822

		1,601,735

Road & Rail (0.9%)
ERAC USA Finance LLC
6.200%, 11/1/16§	8,550,000	8,781,812
Kansas City Southern
2.350%, 5/15/20§	1,500,000	1,472,282
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,672,749

		12,926,843

Trading Companies & Distributors (0.4%)
International Lease Finance Corp.
5.750%, 5/15/16	5,760,000	5,774,400

Total Industrials		41,058,954

Information Technology (3.5%)
Internet Software & Services (1.0%)
eBay, Inc.
0.821%, 7/28/17(l)	3,000,000	2,966,819
2.500%, 3/9/18	1,300,000	1,319,149
1.096%, 8/1/19(l)	9,585,000	9,283,915

		13,569,883

IT Services (0.1%)
Xerox Corp.
2.950%, 3/15/17	740,000	744,664

Semiconductors & Semiconductor Equipment (0.2%)
QUALCOMM, Inc.
1.168%, 5/20/20(l)	3,000,000	2,922,114

Software (1.2%)
Oracle Corp.
1.130%, 10/8/19(l)	17,200,000	17,164,351

Technology Hardware, Storage & Peripherals (1.0%)
Dell International LLC, Term Loan B-2
4.000%, 4/29/20	4,481,194	4,473,351
Hewlett Packard Enterprise Co.
2.369%, 10/5/17(l)§	4,700,000	4,707,896
2.559%, 10/5/18(l)§	4,700,000	4,701,115

		13,882,362

Total Information Technology		48,283,374

Materials (3.1%)
Chemicals (0.3%)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.366%, 5/1/20(l)§	3,500,000	3,482,271
Dow Chemical Co.
8.550%, 5/15/19	500,000	593,590

		4,075,861

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	1,200,000	1,348,169

Metals & Mining (1.5%)
Glencore Funding LLC
1.700%, 5/27/16§	9,324,000	9,291,158
1.796%, 5/27/16(l)§	11,285,000	11,226,090

		20,517,248

Paper & Forest Products (1.2%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,493,476
5.400%, 11/1/20§	5,736,000	6,384,877

		16,878,353

Total Materials		42,819,631

Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.
1.305%, 3/11/19(l)	6,218,000	6,157,561
1.559%, 6/30/20(l)	4,000,000	3,980,279
Verizon Communications, Inc.
2.382%, 9/14/18(l)	20,000,000	20,410,154
1.412%, 6/17/19(l)	14,065,000	14,031,286

		44,579,280

Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc., Term Loan B
3.500%, 10/28/22	800,000	802,555

Total Telecommunication Services		45,381,835

Utilities (5.7%)
Electric Utilities (4.3%)
Dayton Power & Light Co.
1.875%, 9/15/16	5,675,000	5,696,977
Duke Energy Progress LLC
0.836%, 3/6/17(l)	1,750,000	1,744,288

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
0.818%, 11/20/17(l)	$10,000,000	$9,863,826
Energy Future, DIP Term Loan
4.250%, 6/19/16	2,000,000	1,996,666
Exelon Corp.
1.550%, 6/9/17	2,400,000	2,395,818
FirstEnergy Corp.
2.750%, 3/15/18	900,000	908,149
Jersey Central Power & Light Co.
5.625%, 5/1/16	5,345,000	5,359,139
Kentucky Power Co.
6.000%, 9/15/17§	15,600,000	16,442,388
MidAmerican Energy Co.
5.950%, 7/15/17	3,000,000	3,179,723
OGE Energy Corp.
1.175%, 11/24/17(l)	10,000,000	9,968,970
Ohio Power Co.
6.000%, 6/1/16	700,000	705,110
West Penn Power Co.
5.950%, 12/15/17(b)§	1,000,000	1,066,302

		59,327,356

Gas Utilities (0.5%)
Dominion Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,363,253
Laclede Group, Inc.
1.368%, 8/15/17(l)	2,885,000	2,866,969

		7,230,222

Multi-Utilities (0.9%)
Consumers Energy Co.
5.500%, 8/15/16	1,025,000	1,041,315
Dominion Resources, Inc.
1.400%, 9/15/17	4,254,000	4,227,058
2.125%, 2/15/18(b)§	5,500,000	5,535,260
TECO Finance, Inc.
1.217%, 4/10/18(l)	2,000,000	1,956,288

		12,759,921

Total Utilities		79,317,499

Total Corporate Bonds		1,081,451,504

Government Securities (6.3%)
Agency ABS (0.7%)
Arkansas Student Loan Authority
Series 2010-1
1.529%, 11/25/43(l)	1,399,346	1,361,598
Massachusetts Educational Financing Authority
Series 2008-1 A1
1.569%, 4/25/38(l)	322,154	318,340
National Credit Union Administration Guaranteed Notes
Series 2010-A1 A
0.792%, 12/7/20(l)	1,010,730	1,009,166
SBA Small Business Investment Cos.
Series 2008-P10A 1
5.902%, 2/10/18	76,049	80,645
United States Small Business Administration
Series 2003-20I 1
5.130%, 9/1/23	2,666	2,908
Series 2004-20C 1
4.340%, 3/1/24	29,991	31,705
Series 2005-20B 1
4.625%, 2/1/25	35,704	38,220
Series 2008-20G 1
5.870%, 7/1/28	3,397,816	3,849,725
Series 2008-20H 1
6.020%, 8/1/28	2,759,653	3,149,635

		9,841,942

Agency CMO (4.5%)
Federal Home Loan Mortgage Corp.
0.586%, 10/15/20(l)	297,314	297,318
0.736%, 8/15/25(l)	1,148,810	1,151,820
6.500%, 4/15/29	7,104	8,264
0.786%, 12/15/29(l)	1,259	1,251
0.836%, 9/15/36(l)	37,774	37,700
0.816%, 11/15/36(l)	21,592	21,553
0.916%, 11/15/36(l)	625,332	626,043
0.936%, 7/15/39(l)	157,076	157,173
0.936%, 2/15/41(l)	876,811	878,319
0.856%, 4/15/41(l)	673,161	672,713
0.886%, 9/15/41(l)	1,447,089	1,445,478
0.836%, 12/15/43(l)	7,164,449	7,142,978
2.615%, 11/1/23(l)	2,527	2,614
2.574%, 1/1/34(l)	14,510	15,293
2.375%, 10/1/35(l)	2,980	3,117
2.605%, 10/1/35(l)	10,199	10,728
2.676%, 11/1/35(l)	13,639	14,366
2.293%, 7/1/36(l)	556,174	579,644
2.239%, 9/1/36(l)	678,280	707,340
2.409%, 10/1/36(l)	264,070	276,791
Federal National Mortgage Association
0.733%, 5/25/35(l)	55,369	55,159
2.455%, 5/25/35(l)	149,348	155,618
0.479%, 12/25/36(l)	21,696	21,184
0.973%, 7/25/37(l)	620,552	622,567
0.633%, 10/27/37(l)	2,665,171	2,643,355
1.113%, 12/25/37(l)	1,426,593	1,439,181
0.983%, 9/25/41(l)	3,691,436	3,703,765
0.783%, 5/25/42(l)	24,972	24,797
0.883%, 6/25/42(l)	912,457	909,550
1.125%, 1/1/21(l)	3,178,010	3,189,825
2.641%, 11/1/34(l)	349,542	370,321
2.317%, 1/1/35(l)	8,278	8,603
2.294%, 7/1/35(l)	79,270	82,864
2.500%, 12/1/35(l)	86,726	90,957
2.822%, 1/1/36(l)	48,986	52,061
2.805%, 3/1/36(l)	87,682	92,565
2.912%, 3/1/36(l)	67,158	70,501
1.522%, 3/1/44(l)	259,764	261,691
1.522%, 7/1/44(l)	3,257	3,281
1.522%, 10/1/44(l)	19,674	19,820
FHLMC Multifamily Structured Pass Through Certificates
1.288%, 8/25/19 IO(l)	63,427,077	2,507,919
FHLMC Structured Pass Through Securities
6.500%, 7/25/43	4,665	5,468
1.522%, 10/25/44(l)	423,171	429,497
1.522%, 2/25/45(l)	542,913	549,024
Government National Mortgage Association
1.125%, 2/20/62(l)	8,387,516	8,364,713
1.475%, 2/20/62(l)	4,072,967	4,114,996
0.975%, 4/20/62(l)	4,184,114	4,149,680

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
0.995%, 4/20/62(l)	$3,456,683	$3,431,422
1.175%, 12/20/65(l)	5,000,264	4,923,236
National Credit Union Administration Guaranteed Notes
Series 2010-R3 2A
0.998%, 12/8/20(l)	6,491,848	6,523,801

		62,867,924

Municipal Bonds (0.6%)
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
1.140%, 12/1/33(l)	310,000	308,651
Regents of the University of California, General Revenue Bonds, Series Y-1
0.938%, 7/1/41(l)	2,400,000	2,399,424
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A, Class T
2.743%, 9/1/18	300,000	303,954
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T, Class T
1.511%, 9/1/16	1,000,000	1,000,470
South Dakota Educational Enhancement Funding Corp. Series 2013A
1.551%, 6/1/16	695,000	695,118
State of Texas Veterans Bonds, Taxable Refunding Series 2014C-2
0.789%, 6/1/17(l)	1,845,000	1,848,985
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	510,280
3.195%, 9/1/19	500,000	518,380
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	830,000	742,286

		8,327,548

U.S. Government Agency (0.1%)
Federal National Mortgage Association
1.750%, 6/8/18	1,500,000	1,500,452

U.S. Treasury (0.4%)
U.S. Treasury Notes
0.125%, 4/15/20 TIPS#	5,058,400	5,166,051

Total Government Securities		87,703,917

Total Long-Term Debt Securities (98.6%) (Cost $1,388,002,508)		1,377,419,911

SHORT-TERM INVESTMENTS:
Government Security (0.4%)
Federal Home Loan Bank
0.19%, 4/26/16(o)(p)	3,900,000	3,899,455

	Number of Shares	Value (Note 1)
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,428,588	3,428,588

Total Short-Term Investments (0.6%) (Cost $7,328,154)		7,328,043

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.0%)
5 Year U.S. Treasury Notes
April 2016 @ $121.00*	725	305,859

Total Options Purchased (0.0%) (Cost $125,487)		305,859

Total Investments Before Options Written (99.2%) (Cost $1,395,456,149)		1,385,053,813

OPTIONS WRITTEN:
Call Option Written (-0.1%)
Eurodollar
December 2016 @ $98.75*	(1,115)	(1,226,500)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2016 @ $128.50*	(443)	(34,610)
5 Year U.S. Treasury Notes
April 2016 @ $119.50*	(725)	(16,992)

		(51,602)

Total Options Written (-0.1%) (Premiums Received $1,366,174)		(1,278,102)

Total Investments after Options Written (99.1%) (Cost $1,394,089,975)		1,383,775,711
Other Assets Less Liabilities (0.9%)		13,192,509

Net Assets (100%)		$1,396,968,220

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $337,532,808 or 24.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,867,594.

(b)	Illiquid Security. At March 31, 2016, the market value of these securities amounted to $24,506,447 or 1.8% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $6,943,428 or 0.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

AGM — Insured by Assured Guaranty Municipal Corp.

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TIPS — Treasury Inflation Protected Security

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Sales
5 Year U.S. Treasury Notes	972	June-16	$117,688,052	$117,771,469	$(83,417)
90 Day Eurodollar	1,004	September-18	246,311,111	247,925,250	(1,614,139)
90 Day Eurodollar	610	December-18	149,394,173	150,517,500	(1,123,327)

					$(2,820,883)

Options Written:

Options written for the three months March 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	8,195	$6,030,391
Options Written	1,613	516,730
Options Terminated in Closing Purchase Transactions	(7,080)	(4,972,892)
Options Expired	(445)	(208,055)
Options Exercised	—	—

Options Outstanding - March 31, 2016	2,283	$1,366,174

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$99,791,963	$—	$99,791,963
Non-Agency CMO	—	108,472,527	—	108,472,527
Corporate Bonds
Consumer Discretionary	—	86,977,664	—	86,977,664
Consumer Staples	—	33,419,692	—	33,419,692
Energy	—	103,970,582	—	103,970,582
Financials	—	492,860,452	—	492,860,452
Health Care	—	107,361,821	—	107,361,821
Industrials	—	41,058,954	—	41,058,954
Information Technology	—	48,283,374	—	48,283,374
Materials	—	42,819,631	—	42,819,631
Telecommunication Services	—	45,381,835	—	45,381,835
Utilities	—	79,317,499	—	79,317,499
Government Securities
Agency ABS	—	9,841,942	—	9,841,942
Agency CMO	—	62,867,924	—	62,867,924
Municipal Bonds	—	8,327,548	—	8,327,548
U.S. Government Agencies	—	1,500,452	—	1,500,452
U.S. Treasuries	—	5,166,051	—	5,166,051
Options Purchased
Call Options Purchased	305,859	—	—	305,859
Short-Term Investments	3,428,588	3,899,455	—	7,328,043

Total Assets	$3,734,447	$1,381,319,366	$—	$1,385,053,813

Liabilities:
Futures	$(2,820,883)	$—	$—	$(2,820,883)
Options Written
Call Options Written	(1,226,500)	—	—	(1,226,500)
Put Options Written	(51,602)	—	—	(51,602)

Total Liabilities	$(4,098,985)	$—	$—	$(4,098,985)

Total	$(364,538)	$1,381,319,366	$—	$1,380,954,828

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,278,111
Aggregate gross unrealized depreciation	(15,927,621)

Net unrealized depreciation	$(10,649,510)

Federal income tax cost of investments	$1,395,703,323

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.4%)
Asset-Backed Securities (2.2%)
ACAS CLO Ltd.,
Series 2007-1A A1S
0.834%, 4/20/21(l)§		$122,457	$122,351
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§		527,914	556,950
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	621,312
Series 2015-3 A
1.630%, 5/15/20		623,000	622,023
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20		194,000	194,454
AmeriCredit Automobile Receivables Trust,
Series 2013-3 A3
0.920%, 4/9/18		125,894	125,863
Series 2013-4 A3
0.960%, 4/9/18		63,944	63,926
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		62,330	62,249
Ascentium Equipment Receivables LLC,
Series 2015-2A A1
1.000%, 11/10/16(b)§		262,673	262,584
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	833,950
Series 2016-1A A
2.990%, 6/20/22(b)§		207,000	206,988
Babson CLO, Inc.,
Series 2007-1A A1
0.845%, 1/18/21(l)§		333,324	329,359
Bank of The West Auto Trust,
Series 2015-1 A3
1.310%, 10/15/19(b)§		621,000	619,534
Barclays Dryrock Issuance Trust,
Series 2014-3 A
2.410%, 7/15/22		475,000	485,919
Series 2015-2 A
1.560%, 3/15/21		326,000	327,735
Series 2015-4 A
1.720%, 8/16/21		345,000	346,888
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	623,772
Series 2014-1 A
0.786%, 3/16/20(l)		200,000	199,876
Cadogan Square CLO IV B.V.,
Series 4X A
0.165%, 7/24/23(l)(m)	EUR	694,392	776,611
California Republic Auto Receivables Trust,
Series 2015-2 A
1.310%, 8/15/19		$267,000	267,284
Capital Auto Receivables Trust,
Series 2014-1 B
2.220%, 1/22/19		100,000	100,070
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5
1.600%, 5/17/21		397,000	399,246
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR
1.854%, 4/20/22(l)§		1,700,000	1,689,671
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20		433,000	434,909
CIT Equipment Collateral,
Series 2014-VT1 A2
0.860%, 5/22/17(b)§		206,909	206,940
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21		147,479	148,014
Series 2015-A A4
1.850%, 4/15/21		311,723	314,217
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		132,430	130,837
Series 2014-B A
1.110%, 11/15/18§		76,743	76,194
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§		217,000	217,198
Series 2015-2 A2A
1.420%, 12/22/17(b)§		135,000	135,250
Discover Card Execution Note Trust,
Series 2015-A1 A1
0.886%, 8/17/20(l)		400,000	400,045
Series 2015-A2 A
1.900%, 10/17/22		567,000	571,168
Drive Auto Receivables Trust,
Series 2015-BA A2A
0.930%, 12/15/17§		58,087	58,075
Series 2016-AA A2A
1.500%, 3/15/18(b)§		404,000	404,054
Dryden XXII Senior Loan Fund,
Series 2011-22A A1R
1.792%, 1/15/22(l)§		935,909	929,370
EFS Volunteer LLC,
Series 2010-1 A1
1.469%, 10/26/26(l)§		225,208	224,711
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§		95,177	94,854
Series 2014-2 A2
1.050%, 3/20/20§		228,957	227,860
Series 2015-1 A2
1.300%, 9/20/20§		534,056	529,805
Exeter Automobile Receivables Trust,
Series 2014-1A A
1.290%, 5/15/18§		9,027	9,025
Series 2014-2A A
1.060%, 8/15/18§		22,050	22,016
Fifth Third Auto Trust,
Series 2014-3 A4
1.470%, 5/17/21		374,000	374,894
First National Master Note Trust,
Series 2013-2 A
0.966%, 10/15/19(l)		385,000	384,632

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Flagship Credit Auto Trust,
Series 2013-1 A
1.320%, 4/16/18§		$6,548	$6,547
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		210,000	209,356
Series 2014-2 A
2.310%, 4/15/26§		412,000	417,450
Ford Credit Floorplan Master Owner Trust,
Series 2015-2 A1
1.980%, 1/15/22		447,000	447,849
Series 2016-1 A1
1.760%, 2/15/21		342,000	341,293
GE Dealer Floorplan Master Note Trust,
Series 2014-1 A
0.812%, 7/20/19(l)		233,000	231,953
Series 2015-1 A
0.932%, 1/20/20(l)		530,000	524,907
GM Financial Automobile Leasing Trust,
Series 2015-1 A2
1.100%, 12/20/17		422,519	422,833
Series 2015-2 A3
1.680%, 12/20/18		572,000	573,066
Series 2015-3 A3
1.690%, 3/20/19		607,000	608,711
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§		303,782	303,325
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20		205,000	204,929
Series 2015-2 A3
1.300%, 3/16/20		621,000	619,932
Hertz Fleet Lease Funding LP,
Series 2013-3 A
0.992%, 12/10/27(l)§		181,966	182,090
Hertz Vehicle Financing II LP,
Series 2015-2A A
2.020%, 9/25/19§		260,000	259,804
Hertz Vehicle Financing LLC,
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,120,821
Series 2016-1A A
2.320%, 3/25/20(b)§		341,000	340,789
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2
1.000%, 10/16/17§		169,492	169,499
Series 2015-B A3
1.400%, 11/15/18§		287,000	287,480
Landmark VIII CLO Ltd.,
Series 2006-8A A1
0.860%, 10/19/20(l)§		1,256,322	1,248,054
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
1.989%, 1/25/24(l)§		1,700,000	1,691,440
Malin CLO B.V.,
Series 2007-1X A1
0.029%, 5/7/23(l)(m)	EUR	667,216	753,221
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18		$324,000	324,346
Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A
1.183%, 10/25/19(l)§		321,000	319,658
NCF Dealer Floorplan Master Trust,
Series 2014-1A A
1.932%, 10/20/20(l)§		446,000	446,000
Nissan Auto Lease Trust,
Series 2015-A A3
1.400%, 6/15/18		523,000	523,982
Penarth Master Issuer plc,
Series 2015-2A A1
0.840%, 5/18/19(l)§		1,700,000	1,694,257
RASC Trust,
Series 2003-KS3 A2
1.033%, 5/25/33(l)		26,724	24,716
Santander Drive Auto Receivables Trust,
Series 2014-2 A3
0.800%, 4/16/18		51,604	51,597
Series 2015-3 A2A
1.020%, 9/17/18		183,270	183,027
Series 2015-4 A2A
1.200%, 12/17/18		236,008	235,639
SLM Student Loan Trust,
Series 2008-9 A
2.119%, 4/25/23(l)		5,168,522	5,122,057
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22		526,000	532,356
Series 2015-3 A
1.740%, 9/15/21		382,000	382,011
Series 2016-1 A
2.040%, 3/15/22		223,000	224,767
TCF Auto Receivables Owner Trust,
Series 2015-1A A2
1.020%, 8/15/18(b)§		256,354	256,218
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18		474,141	473,726
Westlake Automobile Receivables Trust,
Series 2015-3A A2A
1.420%, 5/17/21(b)§		288,000	287,434
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21		430,000	431,041
Series 2013-A A
1.610%, 12/15/21		301,000	301,523
Series 2015-A A
0.916%, 2/15/22(l)		343,000	342,162

			38,854,549

Non-Agency CMO (4.2%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.787%, 9/25/35(l)		275,959	226,755

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Alternative Loan Trust,
Series 2005-J12 2A1
0.703%, 8/25/35(l)		$1,005,597	$669,688
Series 2006-OA22 A1
0.593%, 2/25/47(l)		272,810	221,672
Series 2006-OA6 1A2
0.643%, 7/25/46(l)		95,631	79,896
Series 2007-OH1 A1D
0.646%, 4/25/47(l)		182,064	125,683
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.314%, 10/25/34(l)		41,554	40,789
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)		666,231	689,933
Banc of America Funding Corp.,
Series 2004-A 1A3
2.746%, 9/20/34(l)		101,551	99,349
Series 2006-H 4A2
4.767%, 9/20/46(l)		463,004	373,221
Series 2006-J 4A1
3.023%, 1/20/47(l)		25,071	20,443
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.586%, 6/24/50(l)§		1,259,178	1,269,086
BBCMS Trust,
Series 2015-RRI A
1.586%, 5/15/32(l)§		1,700,000	1,671,587
BCAP LLC Trust,
Series 2013-RR1 10A2
9.401%, 10/26/36(l)§		831,294	769,118
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
3.003%, 2/25/34(l)		114,021	109,117
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.792%, 9/25/35(l)		367,133	302,384
Series 2006-4 21A1
2.620%, 8/25/36(l)		103,875	74,347
Bear Stearns Structured Products, Inc.,
Series 2007-R6 1A1
2.775%, 1/26/36(l)		159,927	122,505
Bellemeade Re Ltd.,
Series 2015-1A M1
2.933%, 7/25/25(b)(l)§		194,938	192,067
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§		450,000	458,847
Carefree Portfolio Trust,
Series 2014-CARE A
1.756%, 11/15/19(l)§		237,000	236,042
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	643,058
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
6.085%, 3/15/49(l)		37,515	37,515
Series 2015-GC27 A5
3.137%, 2/10/48		341,977	348,880
Citigroup Mortgage Loan Trust,
Series 2005-2 1A4
2.717%, 5/25/35(l)		124,510	116,766
Series 2005-3 2A2A
2.744%, 8/25/35(l)		50,371	49,202
Series 2009-7 5A2
5.500%, 12/25/35§		653,561	536,765
COMM Mortgage Trust,
Series 2013-CR6 A2
2.122%, 3/10/46		1,255,000	1,265,363
Series 2013-SFS A1
1.873%, 4/12/35§		238,733	235,151
Series 2014-KYO A
1.338%, 6/11/27(l)§		298,070	294,723
Series 2014-SAVA A
1.587%, 6/15/34(l)§		144,817	142,900
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39		995,090	1,014,555
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12 11A1
2.763%, 8/25/34(l)		9,438	8,409
Series 2005-11 3A1
2.390%, 4/25/35(l)		170,559	136,887
Series 2005-2 1A1
1.073%, 3/25/35(l)		108,328	83,922
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8
6.000%, 7/25/36		917,027	699,896
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		2,134,658	2,164,686
Series 2010-RR1 3A
5.543%, 6/10/49(l)§		2,444,794	2,468,804
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		1,010,399	1,011,826
CSAIL Commercial Mortgage Trust,
Series 2015-C3 A4
3.718%, 8/15/48		484,588	517,277
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.762%, 5/15/46(l)		420,684	436,766
EMF-NL B.V.,
Series 2008-2X A2
0.858%, 7/17/41(l)	EUR	765,000	720,084
EMF-NL Prime B.V.,
Series 2008-APRX A2
0.658%, 4/17/41(l)		365,419	351,362
Eurosail-UK plc,
Series 2007-4X A3
1.541%, 6/13/45(b)(l)(m)	GBP	1,100,000	1,436,435
Extended Stay America Trust,
Series 2013-ESH7 A17
2.295%, 12/5/31§		$425,000	425,380
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1
2.033%, 1/25/24(l)		184,850	184,573
Series 2014-C02 2M1
1.383%, 5/25/24(l)		35,273	35,047

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2014-C03 1M1
1.633%, 7/25/24(l)		$99,389	$99,034
Series 2014-C04 2M1
2.533%, 11/25/24(l)		119,416	119,754
Series 2015-C01 1M1
1.933%, 2/25/25(l)		90,824	90,861
Series 2015-C02 2M1
1.633%, 5/25/25(l)		220,212	219,919
Series 2015-C03 1M1
1.933%, 7/25/25(l)		174,701	174,585
Series 2015-C03 2M1
1.933%, 7/25/25(l)		443,764	443,067
Series 2015-C04 2M1
2.133%, 4/25/28(l)		503,744	503,733
Series 2016-C01 1M1
2.383%, 8/25/28(l)		482,630	482,253
Series 2016-C01 2M1
2.533%, 8/25/28(l)		182,406	182,490
Series 2016-C02 1M1
2.585%, 9/25/28(l)		368,000	368,406
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36		746,302	692,720
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.283%, 4/25/24(l)		100,103	99,992
Series 2014-DN3 M2
2.833%, 8/25/24(l)		425,038	428,156
Series 2014-HQ1 M2
2.933%, 8/25/24(l)		290,000	292,063
Series 2014-HQ2 M2
2.633%, 9/25/24(l)		250,000	245,935
Series 2014-HQ3 M2
3.083%, 10/25/24(l)		485,000	488,774
Series 2015-DNA1 M2
2.283%, 10/25/27(l)		110,000	108,404
Series 2015-DNA2 M2
3.033%, 12/25/27(l)		729,497	728,716
Series 2015-DNA3 M2
3.283%, 4/25/28(l)		255,815	257,042
Series 2015-HQ1 M2
2.633%, 3/25/25(l)		255,000	255,409
Series 2015-HQ2 M2
2.383%, 5/25/25(l)		300,000	291,625
Series 2015-HQA1 M2
3.083%, 3/25/28(l)		270,000	269,311
Series 2015-HQA2 M2
3.233%, 5/25/28(l)		262,147	262,909
Series 2016-DNA1 M2
3.333%, 7/25/28(l)		253,811	255,108
Series 2016-HQA1 M2
3.191%, 9/25/28(l)		252,028	252,017
GS Mortgage Securities Corp. II,
Series 2010-C1 A2
4.592%, 8/10/43§		4,623,000	5,084,472
Series 2013-G1 A2
3.557%, 4/10/31(l)§		357,478	366,995
Series 2013-KING A
2.706%, 12/10/27§		601,479	611,535
Series 2015-GC30 AAB
3.120%, 5/10/50		1,000,000	1,038,177
Series 2016-RENT A
3.203%, 2/10/29§		800,000	827,658
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.838%, 9/25/35(l)		291,210	288,968
Series 2006-2F 2A13
5.750%, 2/25/36		615,301	584,210
Series 2006-AR2 2A1
2.852%, 4/25/36(l)		264,435	237,822
Series 2007-AR1 2A1 2A1
2.880%, 3/25/47(l)		733,643	599,075
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
0.622%, 1/19/38(l)		1,127,839	898,099
Series 2006-13 A
0.612%, 11/19/46(l)		159,149	121,483
Hercules Eclipse plc,
Series 2006-4 A
0.829%, 10/25/18(l)	GBP	299,647	423,912
Impac CMB Trust,
Series 2003-8 2A1
1.336%, 10/25/33(l)		$20,818	19,686
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.703%, 7/25/35(l)		465,643	326,980
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
2.709%, 8/25/35(l)		898,599	721,108
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§		120,595	121,089
Series 2007-LDPX A1A
5.439%, 1/15/49		437,354	448,704
Series 2010-C2 A1
2.749%, 11/15/43§		20,226	20,317
Series 2014-INN A
1.356%, 6/15/29(l)§		454,000	443,208
Series 2015-SGP A
2.136%, 7/15/36(b)(l)§		435,000	431,630
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.748%, 8/25/34(l)		188,564	180,795
Series 2007-A1 3A3
2.796%, 7/25/35(l)		202,633	195,832
Series 2007-S3 1A90
7.000%, 8/25/37		92,567	82,836
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31 A3
3.801%, 8/15/48		515,000	555,406
Kensington Mortgage Securities plc,
Series 2007-1X A3C
0.802%, 6/14/40(l)(m)		1,245,753	1,133,638

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4
5.424%, 2/15/40		$2,396,577	$2,435,962
Lehman XS Trust,
Series 2006-4N A1C1
0.663%, 4/25/46(l)		320,169	252,594
Ludgate Funding plc,
Series 2007-1 A2A
0.748%, 1/1/61(l)(m)	GBP	1,090,772	1,390,660
Series 2008-W1X A1
1.188%, 1/1/61(l)(m)		173,047	227,928
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
2.381%, 12/25/32(l)		$47,284	45,568
Series 2005-2 3A
1.439%, 10/25/35(l)		76,782	71,200
Series 2006-C2 A1A
5.739%, 8/12/43(l)		368,546	369,893
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49		295,686	299,221
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47		800,000	849,608
Morgan Stanley Capital I Trust,
Series 1998-HF2 J
6.010%, 11/15/30§		2,361,939	2,394,970
Series 2007-IQ14 A2FX
5.610%, 4/15/49		256,709	256,299
Series 2015-XLF2 AFSA
2.286%, 8/15/26(b)(l)§		174,000	173,085
Series 2015-XLF2 SNMA
2.386%, 11/15/26(b)(l)§		174,000	173,001
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.794%, 8/12/45(l)§		1,251,213	1,272,285
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.636%, 12/26/35(l)§		990,873	841,248
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§		4,590,000	5,046,022
PFP III Ltd.,
Series 2014-1 A
1.606%, 6/14/31(l)§		3,580	3,575
RALI Trust,
Series 2007-QS2 A6
6.250%, 1/25/37		1,167,014	935,815
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		328,253	342,549
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		1,758,743	1,776,813
Series 2010-RR4 CMLA
6.095%, 12/16/49(l)§		620,198	632,768
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1
0.623%, 7/25/36(l)		1,370,347	1,072,667
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		27,569	20,948
Series 2006-A12 A1
6.250%, 11/25/36		236,894	160,824
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.491%, 4/15/32(l)§		146,429	143,691
Selkirk No. 1 Ltd.,
Series 1 A
1.329%, 2/20/41§		213,605	213,159
Sequoia Mortgage Trust,
Series 10 2A1
0.812%, 10/20/27(l)		10,086	8,830
Series 2003-4 2A1
0.782%, 7/20/33(l)		43,976	41,432
Starwood Retail Property Trust,
Series 2014-STAR A
1.656%, 11/15/27(b)(l)§		268,387	262,331
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.682%, 7/19/35(l)		223,134	188,622
Series 2006-AR3 11A1
0.643%, 4/25/36(l)		1,113,750	786,695
Series 2006-AR3 12A1
0.653%, 5/25/36(l)		662,464	465,141
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4
3.091%, 8/10/49		238,265	247,556
Series 2012-C4 A5
2.850%, 12/10/45		465,583	476,614
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.717%, 8/25/42(l)		42,287	39,036
Series 2005-AR17 A1A1
0.703%, 12/25/45(l)		80,998	72,978
Series 2006-AR14 1A4
2.193%, 11/25/36(l)		965,400	827,743
Series 2006-AR9 1A
1.351%, 8/25/46(l)		345,305	281,819
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.183%, 11/25/25(b)(l)§		115,686	115,710
Series 2015-WF1 2M1
3.283%, 11/25/25(b)(l)§		84,808	84,831
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46		569,160	600,026
Series 2014-C20 A2
3.036%, 5/15/47		237,299	246,342

			72,642,738

Total Asset-Backed and Mortgage-Backed Securities			111,497,287

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (9.1%)
Consumer Discretionary (0.8%)
Auto Components (0.1%)
Dana Holding Corp.
6.000%, 9/15/23		$89,000	$88,110
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§		900,000	925,875

			1,013,985

Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§		1,600,000	1,611,286
2.250%, 3/2/20§		775,000	777,022
General Motors Co.
3.500%, 10/2/18		180,000	183,672
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§		1,020,000	1,005,003

			3,576,983

Hotels, Restaurants & Leisure (0.1%)
International Game Technology plc
6.250%, 2/15/22§		200,000	203,000
MCE Finance Ltd.
5.000%, 2/15/21§		240,000	228,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§		1,700,000	1,602,930

			2,034,530

Household Durables (0.1%)
KB Home
4.750%, 5/15/19		147,000	146,456
Newell Rubbermaid, Inc.
3.150%, 4/1/21		434,000	445,030
3.850%, 4/1/23		128,000	132,660

			724,146

Media (0.3%)
21st Century Fox America, Inc.
4.000%, 10/1/23		103,000	110,845
6.150%, 2/15/41		220,000	262,865
Altice Luxembourg S.A.
7.625%, 2/15/25§		500,000	478,150
CBS Corp.
5.750%, 4/15/20		193,000	217,961
3.500%, 1/15/25		295,000	295,076
CCO Safari II LLC
4.908%, 7/23/25§		1,600,000	1,682,720
COX Communications, Inc.
2.950%, 6/30/23§		125,000	116,638
CSC Holdings LLC
8.625%, 2/15/19		62,000	68,200
Discovery Communications LLC
3.450%, 3/15/25		237,000	222,351
Numericable-SFR S.A.
5.375%, 5/15/22§	EUR	225,000	259,502
Time Warner Cable, Inc.
5.000%, 2/1/20		$167,000	181,277
4.500%, 9/15/42		290,000	256,270
Time Warner, Inc.
3.400%, 6/15/22		76,000	78,727
3.550%, 6/1/24		131,000	135,053
3.600%, 7/15/25		320,000	328,644
7.625%, 4/15/31		157,000	199,325
Viacom, Inc.
5.625%, 9/15/19		108,000	117,933
3.875%, 4/1/24		405,000	398,675

			5,410,212

Multiline Retail (0.0%)
Kohl’s Corp.
4.250%, 7/17/25		322,000	318,482

Total Consumer Discretionary			13,078,338

Consumer Staples (0.6%)
Beverages (0.0%)
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26		500,000	525,726

Food & Staples Retailing (0.2%)
CVS Health Corp.
3.875%, 7/20/25		1,955,000	2,107,641
CVS Pass-Through Trust
5.789%, 1/10/26§		316,805	349,582
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		440,000	450,286

			2,907,509

Food Products (0.2%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19		4,000	4,638
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	235,953
Kraft Heinz Foods Co.
2.800%, 7/2/20§		180,000	183,752
3.500%, 7/15/22§		225,000	235,997
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,898,451
3.950%, 8/15/24		277,000	292,483

			2,851,274

Tobacco (0.2%)
Altria Group, Inc.
2.625%, 1/14/20		440,000	454,810
Imperial Brands Finance plc
2.950%, 7/21/20§		1,000,000	1,026,364
3.750%, 7/21/22§		1,000,000	1,043,051
Reynolds American, Inc.
5.850%, 8/15/45		1,108,000	1,351,920

			3,876,145

Total Consumer Staples			10,160,654

Energy (0.9%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	84,495
Halliburton Co.
5.000%, 11/15/45		430,000	416,217
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§		392,500	122,656
Schlumberger Holdings Corp.
3.625%, 12/21/22§		430,000	440,683
Transocean, Inc.
6.500%, 11/15/20		185,000	124,875

			1,188,926

Oil, Gas & Consumable Fuels (0.8%)
Cenovus Energy, Inc.
5.700%, 10/15/19		87,000	87,000
3.000%, 8/15/22		22,000	19,580

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Ecopetrol S.A.
5.375%, 6/26/26		$300,000	$271,350
5.875%, 5/28/45		108,000	85,320
Encana Corp.
3.900%, 11/15/21		165,000	144,589
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	369,642
7.500%, 7/1/38		212,000	204,439
EnLink Midstream Partners LP
5.050%, 4/1/45		290,000	191,762
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	375,957
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, 11/15/20		63,000	50,872
Husky Energy, Inc.
7.250%, 12/15/19		52,000	56,979
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	187,751
3.950%, 9/1/22		624,000	600,791
Kinder Morgan, Inc.
5.000%, 2/15/21§		1,000,000	1,022,377
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	720,720
MPLX LP
4.875%, 6/1/25(b)§		1,700,000	1,547,225
Noble Energy, Inc.
8.250%, 3/1/19		575,000	631,378
3.900%, 11/15/24		234,000	218,835
Noble Holding International Ltd.
4.900%, 8/1/20		11,000	8,140
Petrobras Global Finance B.V.
2.000%, 5/20/16		100,000	99,670
2.238%, 5/20/16(l)		300,000	298,200
3.500%, 2/6/17		500,000	488,500
3.002%, 3/17/17(l)		1,500,000	1,440,150
5.750%, 1/20/20		448,000	385,847
5.375%, 1/27/21		300,000	247,989
4.375%, 5/20/23		700,000	507,119
6.750%, 1/27/41		300,000	214,468
6.850%, 6/5/15		600,000	410,232
Petroleos Mexicanos
3.500%, 7/18/18		162,000	164,187
3.500%, 1/30/23		110,000	99,409
Plains All American Pipeline LP/Plains All American Finance Corp.
3.600%, 11/1/24		314,000	269,175
Regency Energy Partners LP/Regency Energy Finance Corp.
4.500%, 11/1/23		1,800,000	1,581,044
SM Energy Co.
6.500%, 1/1/23		16,000	11,440
Southwestern Energy Co.
4.100%, 3/15/22		408,000	271,320
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	351,623
Williams Partners LP
4.125%, 11/15/20		172,000	155,904
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		1,000,000	866,814
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	148,826

			14,806,624

Total Energy			15,995,550

Financials (4.6%)
Banks (2.1%)
Banco Espirito Santo S.A.
4.000%, 1/21/19(m)	EUR	1,700,000	444,919
Bank of America Corp.
5.750%, 12/1/17		$200,000	212,286
5.650%, 5/1/18		270,000	290,044
3.300%, 1/11/23		2,000,000	2,017,109
4.100%, 7/24/23		900,000	950,466
4.125%, 1/22/24		1,700,000	1,799,564
6.500%, 10/23/24(l)(y)		112,000	115,607
3.875%, 8/1/25		645,000	668,164
Barclays Bank plc
6.625%, 3/30/22(m)	EUR	59,000	79,365
7.750%, 4/10/23(l)		$355,000	372,750
6.860%, 6/15/32(l)(y)§		51,000	58,400
Barclays plc
3.650%, 3/16/25		206,000	193,664
Capital One N.A./Virginia
1.768%, 8/17/18(l)		1,750,000	1,754,714
CIT Group, Inc.
5.250%, 3/15/18		500,000	516,000
Citigroup, Inc.
2.650%, 10/26/20		1,700,000	1,713,825
3.875%, 3/26/25		320,000	314,835
Commonwealth Bank of Australia/New York
1.750%, 11/2/18		900,000	899,972
Compass Bank
5.500%, 4/1/20		543,000	583,398
Cooperatieve Rabobank UA
6.875%, 3/19/20(b)(m)	EUR	600,000	803,926
4.375%, 8/4/25		$445,000	456,185
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		2,325,000	2,216,997
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41(b)(l)(m)		800,000	808,880
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	223,656
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	100,651
2.250%, 1/23/20		1,700,000	1,711,668
2.750%, 6/23/20		400,000	409,201
2.550%, 3/1/21		700,000	705,715
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	316,816
Mitsubishi UFJ Financial Group, Inc.
2.515%, 3/1/21(l)		800,000	815,993
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	295,035
Novo Banco S.A.
5.000%, 4/23/19	EUR	300,000	261,148
5.000%, 5/21/19		800,000	696,395
5.000%, 5/23/19		300,000	261,148

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Rabobank Capital Funding Trust III
5.254%, 10/21/16(l)(y)§		$215,000	$214,462
Royal Bank of Scotland Group plc
7.640%, 9/30/17(l)(y)		400,000	386,200
7.500%, 8/10/20(l)(y)		265,000	245,787
Royal Bank of Scotland plc
6.934%, 4/9/18	EUR	600,000	749,648
9.500%, 3/16/22(l)(m)		$910,000	963,053
Santander Issuances S.A.U.
5.179%, 11/19/25		400,000	385,174
Santander UK plc
5.000%, 11/7/23§		245,000	247,588
Societe Generale S.A.
5.922%, 4/5/17(l)(y)§		100,000	99,600
4.250%, 4/14/25§		1,400,000	1,353,161
8.000%, 9/29/25(l)(y)§		200,000	193,260
Standard Chartered plc
6.409%, 1/30/17(l)(y)§		200,000	188,000
Sumitomo Mitsui Financial Group, Inc.
2.316%, 3/9/21(l)		800,000	804,656
Svenska Handelsbanken AB
2.400%, 10/1/20		1,600,000	1,610,302
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25§		220,000	220,134
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	180,615
Wells Fargo & Co.
2.600%, 7/22/20		1,700,000	1,739,185
3.300%, 9/9/24		900,000	926,300
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,405,712

			35,981,333

Capital Markets (0.5%)
Bank of New York Mellon Corp.
2.600%, 8/17/20		700,000	714,333
Goldman Sachs Group, Inc.
6.250%, 9/1/17		581,000	618,174
7.500%, 2/15/19		829,000	954,233
6.000%, 6/15/20		494,000	563,636
5.750%, 1/24/22		310,000	356,841
3.850%, 7/8/24		315,000	326,155
3.750%, 5/22/25		1,834,000	1,875,116
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)		231,000	245,091
Morgan Stanley
5.625%, 9/23/19		162,000	180,424
5.500%, 7/24/20		276,000	310,056
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,301,419	1,324,258
UBS AG/Connecticut
1.195%, 6/1/17(l)		600,000	598,919
7.625%, 8/17/22		960,000	1,094,400

			9,161,636

Consumer Finance (0.6%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17		200,000	206,250
AGFC Capital Trust I
6.000%, 1/15/67(l)§		1,070,000	582,401
Ally Financial, Inc.
3.500%, 7/18/16		900,000	900,000
2.750%, 1/30/17		800,000	796,000
5.500%, 2/15/17		400,000	407,320
3.250%, 9/29/17		400,000	397,500
American Express Co.
6.150%, 8/28/17		637,000	677,388
American Express Credit Corp.
1.682%, 9/14/20(l)		800,000	794,000
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	914,038
3.200%, 1/15/21		1,700,000	1,734,152
5.875%, 8/2/21		700,000	802,452
General Motors Financial Co., Inc.
3.200%, 7/13/20		1,000,000	994,900
4.375%, 9/25/21		1,000,000	1,030,400
4.000%, 1/15/25		55,000	53,130
4.300%, 7/13/25		70,000	68,586
LeasePlan Corp. N.V.
2.875%, 1/22/19§		800,000	795,937

			11,154,454

Diversified Financial Services (0.8%)
Bank of America N.A.
0.914%, 6/15/16(l)		1,084,000	1,083,563
0.934%, 6/15/17(l)		1,100,000	1,092,202
Countrywide Financial Corp.
6.250%, 5/15/16		232,000	233,261
Delos Finance Sarl, Term Loan
3.500%, 2/27/21		3,000,000	3,005,001
HBOS Capital Funding LP
4.939%, 5/23/16(l)(y)	EUR	367,000	413,433
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		$3,570,000	3,782,708
4.375%, 11/30/21(l)	EUR	250,000	286,466
McGraw Hill Financial, Inc.
4.400%, 2/15/26		$316,000	345,192
Murray Street Investment Trust I
4.647%, 3/9/17(e)		2,261,000	2,323,074
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	149,587
3.450%, 6/12/21		20,000	21,853
Nationwide Building Society
6.250%, 2/25/20§		372,000	424,460
Private Export Funding Corp.
1.375%, 2/15/17		92,000	92,400
4.375%, 3/15/19		20,000	21,836
2.050%, 11/15/22		79,000	77,552
Rio Oil Finance Trust
9.250%, 7/6/24§		500,000	307,500
Waha Aerospace B.V.
3.925%, 7/28/20§		501,750	521,820

			14,181,908

Insurance (0.2%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		198,000	201,795
American International Group, Inc.
3.300%, 3/1/21		1,200,000	1,226,135
4.875%, 6/1/22		430,000	471,675
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		161,000	178,030
5.125%, 4/15/22		180,000	200,736
Lincoln National Corp.
8.750%, 7/1/19		178,000	211,694

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife Capital Trust IV
7.875%, 12/15/37§	$192,000	$218,400
MetLife, Inc.
5.250%, 6/15/20(l)(y)	131,000	124,777
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	125,000	184,514
Prudential Financial, Inc.
5.625%, 6/15/43(l)	356,000	362,230

		3,379,986

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20	613,000	668,239
Digital Realty Trust LP
3.400%, 10/1/20	800,000	816,507
HCP, Inc.
6.000%, 1/30/17	239,000	246,896
Host Hotels & Resorts LP
3.750%, 10/15/23	12,000	11,693
Kilroy Realty LP
4.375%, 10/1/25	1,700,000	1,775,823
Trust F/1401
5.250%, 12/15/24§	350,000	356,125
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§	800,000	819,526
Welltower, Inc.
6.200%, 6/1/16	258,000	259,931
5.250%, 1/15/22	210,000	229,235

		5,183,975

Thrifts & Mortgage Finance (0.1%)
BPCE S.A.
5.700%, 10/22/23§	1,800,000	1,889,325

Total Financials		80,932,617

Health Care (0.5%)
Biotechnology (0.1%)
Amgen, Inc.
6.150%, 6/1/18	19,000	20,854
Baxalta, Inc.
5.250%, 6/23/45§	180,000	188,485
Biogen, Inc.
4.050%, 9/15/25	360,000	384,192
Celgene Corp.
3.875%, 8/15/25	390,000	409,539
Gilead Sciences, Inc.
3.650%, 3/1/26	345,000	366,915

		1,369,985

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24	193,000	205,294
Medtronic, Inc.
3.500%, 3/15/25	1,345,000	1,432,156

		1,637,450

Health Care Providers & Services (0.0%)
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17	447,000	472,703
Laboratory Corp. of America Holdings
3.600%, 2/1/25	135,000	136,346

		609,049

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24	169,000	178,069

Pharmaceuticals (0.3%)
AbbVie, Inc.
3.600%, 5/14/25	228,000	236,398
Actavis Funding SCS
3.000%, 3/12/20	1,400,000	1,440,098
3.450%, 3/15/22	1,100,000	1,141,735
3.850%, 6/15/24	103,000	108,707
3.800%, 3/15/25	388,000	402,201
AstraZeneca plc
6.450%, 9/15/37	120,000	158,334
Bayer U.S. Finance LLC
3.375%, 10/8/24§	211,000	222,183
Merck & Co., Inc.
2.350%, 2/10/22	600,000	612,165
2.750%, 2/10/25	600,000	613,200
Perrigo Finance Unlimited Co.
3.500%, 12/15/21	200,000	203,189
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§	195,000	150,150

		5,288,360

Total Health Care		9,082,913

Industrials (0.4%)
Aerospace & Defense (0.1%)
Lockheed Martin Corp.
3.100%, 1/15/23	1,000,000	1,037,050

Airlines (0.1%)
American Airlines, Inc., Class B
Series 2011-1 B
7.000%, 1/31/18§	761,657	795,932
Continental Airlines, Inc.
4.750%, 1/12/21	493,166	516,887
Series 2010-1 B
6.000%, 1/12/19	778,340	799,744
United Airlines, Inc., Class A
Series 2009-2 A
9.750%, 1/15/17	137,678	143,956

		2,256,519

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	26,000	26,601

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	108,903
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	812,160	174,614
SBA Tower Trust
3.156%, 10/15/20§	351,000	351,133

		634,650

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 1/21/21(l)(y)	99,000	101,970
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	213,000	212,888
7.625%, 4/9/19(m)	446,000	518,262

		833,120

Road & Rail (0.0%)
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24§	210,000	218,925

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§		$269,000	$304,306
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§		469,271	469,834
International Lease Finance Corp.
5.875%, 4/1/19		125,000	132,038

			906,178

Total Industrials			5,913,043

Information Technology (0.2%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23		193,000	175,812

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24		800,000	808,064
eBay, Inc.
3.800%, 3/9/22		115,000	118,159

			926,223

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18		174,000	172,727
3.750%, 6/1/23		174,000	169,860

			342,587

Semiconductors & Semiconductor Equipment (0.1%)
Avago Technologies, Term Loan B
4.250%, 11/3/22		1,200,000	1,193,167
KLA-Tencor Corp.
4.650%, 11/1/24		312,000	313,271

			1,506,438

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§		435,000	447,599
HP, Inc.
4.650%, 12/9/21		130,000	136,291
Seagate HDD Cayman
4.750%, 1/1/25		170,000	132,600

			716,490

Total Information Technology			3,667,550

Materials (0.2%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19		157,000	186,388
Eastman Chemical Co.
3.800%, 3/15/25		145,000	147,716
LyondellBasell Industries N.V.
5.750%, 4/15/24		270,000	311,157
Mosaic Co.
5.625%, 11/15/43		132,000	137,525
NOVA Chemicals Corp.
5.250%, 8/1/23§		166,000	163,095
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)§		292,000	269,005

			1,214,886

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.750%, 4/16/26(b)§		800,000	819,920

Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22		165,000	181,551
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20		170,000	174,471

			356,022

Metals & Mining (0.0%)
Barrick Gold Corp.
4.100%, 5/1/23		51,000	49,535
Corp. Nacional del Cobre de Chile
4.500%, 9/16/25§		229,000	233,122
Glencore Funding LLC
4.125%, 5/30/23§		137,000	111,997
Novelis, Inc.
8.375%, 12/15/17		39,000	39,480
Vale Overseas Ltd.
6.875%, 11/21/36		90,000	71,073
Yamana Gold, Inc.
4.950%, 7/15/24		171,000	146,403

			651,610

Total Materials			3,042,438

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Altice Finco S.A.
7.625%, 2/15/25§		200,000	191,000
AT&T, Inc.
4.600%, 2/15/21		335,000	367,098
2.800%, 2/17/21		500,000	511,441
3.800%, 3/15/22		123,000	129,279
4.450%, 4/1/24		307,000	334,214
3.400%, 5/15/25		540,000	538,223
BellSouth LLC
4.821%, 4/26/16§		1,600,000	1,604,362
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	312,240
Verizon Communications, Inc.
2.382%, 9/14/18(l)		300,000	306,152
3.650%, 9/14/18		900,000	946,319
4.500%, 9/15/20		600,000	662,297
5.150%, 9/15/23		1,100,000	1,266,739
3.500%, 11/1/24		583,000	609,706
3.850%, 11/1/42		221,000	200,070
6.550%, 9/15/43		323,000	424,518
Wind Acquisition Finance S.A.
4.750%, 7/15/20§		200,000	188,500

			8,592,158

Wireless Telecommunication Services (0.1%)
Altice Financing S.A.
6.625%, 2/15/23§		1,000,000	1,000,000
Comcel Trust via Comunicaciones Celulares S.A.
6.875%, 2/6/24(b)§		200,000	189,490
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	52,741
SoftBank Corp.
4.500%, 4/15/20§		$1,000,000	1,011,300

			2,253,531

Total Telecommunication Services			10,845,689

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (0.3%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21	$1,530,000	$1,645,237
Exelon Corp.
2.850%, 6/15/20	900,000	911,740
5.100%, 6/15/45§	170,000	183,307

		2,740,284

Gas Utilities (0.0%)
Talent Yield Investments Ltd.
4.500%, 4/25/22§	445,000	475,102

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.
7.375%, 7/1/21	160,000	178,800
Constellation Energy Group, Inc.
5.150%, 12/1/20	139,000	153,693
Exelon Generation Co. LLC
4.250%, 6/15/22	176,000	184,414
NRG Energy, Inc.
7.625%, 1/15/18	1,180,000	1,258,175
6.250%, 5/1/24	122,000	111,935

		1,887,017

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	254,828

Total Utilities		5,357,231

Total Corporate Bonds		158,076,023

Government Securities (85.8%)
Agency ABS (0.1%)
SBA Small Business Investment Cos.
Series 2008-P10B 1
5.944%, 8/10/18	377,316	408,283
United States Small Business Administration
Series 2004-20A 1
4.930%, 1/1/24	72,842	78,942
Series 2004-20C 1
4.340%, 3/1/24	570,719	603,336
Series 2005-20B 1
4.625%, 2/1/25	54,757	58,617
Series 2008-20G 1
5.870%, 7/1/28	802,345	909,056

		2,058,234

Agency CMO (7.7%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17	2,767,511	2,856,582
2.563%, 11/1/31(l)	4,407	4,635
5.500%, 1/1/35	122,388	138,036
5.500%, 7/1/35	80,036	90,251
4.000%, 1/1/45	1,725,524	1,875,698
4.000%, 11/1/45	1,982,591	2,118,585
3.500%, 4/15/46 TBA	4,000,000	4,187,969
Federal National Mortgage Association
5.000%, 2/1/24(l)	244	262
9.000%, 8/1/26	1,378	1,656
2.537%, 1/1/28(l)	35,124	36,483
3.500%, 6/1/30	31,918	33,819
3.500%, 12/1/30	1,352,162	1,432,711
1.899%, 3/1/33(l)	40,358	41,293
5.500%, 4/1/33	106,584	119,838
5.500%, 7/1/33	113,846	127,976
5.500%, 4/1/34	57,617	64,850
5.500%, 5/1/34	40,977	46,123
5.500%, 11/1/34	170,122	191,399
5.500%, 2/1/35	655,735	737,258
4.500%, 8/1/35	77,844	85,020
5.000%, 10/1/35	52,220	58,022
2.502%, 1/1/36(l)	836,950	877,531
5.000%, 7/1/36	66,220	73,577
2.335%, 2/1/37(l)	137,836	143,720
4.500%, 7/1/37	18,055	19,719
4.500%, 8/1/37	21,799	23,809
4.500%, 4/1/38	192,799	210,211
4.500%, 2/1/39	797,936	869,500
4.500%, 3/1/39	834,462	909,303
4.500%, 4/1/39	481,036	524,179
4.500%, 5/1/39	8,998	9,805
4.500%, 6/1/39	75,064	81,796
4.500%, 7/1/39	717,479	786,217
5.000%, 12/1/39	187,629	208,004
4.500%, 1/1/40	71,008	77,443
2.510%, 12/1/40(l)	13,188	13,750
4.500%, 3/1/41	125,866	137,469
4.500%, 5/1/41	7,389	8,140
4.500%, 7/1/41	6,151	6,740
3.500%, 5/1/42	491,052	521,168
4.500%, 9/1/42	295,318	321,989
4.500%, 11/1/42	111,389	121,379
4.000%, 10/1/44	1,980,762	2,155,084
4.000%, 12/1/44	772,730	840,737
3.500%, 3/1/45	774,325	821,934
3.500%, 4/1/45	2,328,258	2,462,994
3.000%, 5/1/45	174,553	179,278
3.500%, 5/1/45	835,488	886,988
4.000%, 5/1/45	67,737	72,444
3.500%, 6/1/45	2,040,653	2,166,440
3.000%, 8/1/45	1,438,723	1,477,220
4.000%, 8/1/45	776,363	845,659
3.500%, 9/1/45	1,537,007	1,631,748
4.000%, 9/1/45	1,858,156	1,987,574
4.000%, 1/1/46	1,738,483	1,862,282
2.500%, 4/25/31 TBA	2,570,000	2,638,266
3.000%, 4/25/46 TBA	5,000,000	5,129,297
3.500%, 4/25/46 TBA	8,000,000	8,388,750
4.500%, 4/25/46 TBA	4,392,000	4,779,731
3.000%, 5/25/46 TBA	8,000,000	8,190,000
3.500%, 5/25/46 TBA	22,000,000	23,030,390
4.000%, 5/25/46 TBA	27,000,000	28,810,898
4.500%, 6/25/46 TBA	7,000,000	7,599,922
Government National Mortgage Association
8.500%, 10/15/17	96	98
8.500%, 11/15/17	322	330
8.000%, 7/15/26	242	280
1.875%, 7/20/27(l)	2,136	2,191
6.500%, 6/20/32	26,169	30,324
3.000%, 5/15/43	492,836	511,221
3.000%, 2/20/45	869,852	902,607
3.000%, 7/15/45	986,798	1,022,685
1.025%, 8/20/65(l)	797,496	778,583
3.000%, 4/15/46 TBA	1,000,000	1,035,156
3.500%, 4/15/46 TBA	3,557,000	3,759,127

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 5/15/46 TBA		$1,000,000	$1,067,578

			135,261,731

Foreign Governments (0.4%)
Eksportfinans ASA
2.375%, 5/25/16		599,000	599,374
5.500%, 5/25/16		1,236,000	1,242,180
2.875%, 11/16/16	CHF	65,000	68,106
5.500%, 6/26/17		$491,000	510,947
Export-Import Bank of Korea
4.000%, 1/29/21		905,000	984,296
Hellenic Railways Organization S.A.
4.028%, 3/17/17(b)	EUR	200,000	211,515
Republic of Panama
9.375%, 4/1/29		$190,000	283,100
Republic of Slovenia
5.500%, 10/26/22(m)		2,100,000	2,367,232
United Kingdom Gilt
1.750%, 9/7/22	GBP	90,279	135,406
United Mexican States
5.950%, 3/19/19		$106,000	118,190

			6,520,346

Municipal Bonds (1.1%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22		700,000	705,334
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42		600,000	598,188
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20		510,000	555,038
4.325%, 11/1/21		830,000	926,255
4.525%, 11/1/22		1,145,000	1,286,511
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19		445,000	488,828
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591%, 8/1/20		2,360,000	2,708,926
5.841%, 8/1/21		255,000	307,964
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628%, 7/1/40		670,000	767,726
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249%, 12/1/34		255,000	285,281
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854%, 1/15/30		670,000	806,311
New York & New Jersey Port Authority, Consolidated Bonds, General Obligation Bonds, Series 2010
5.647%, 11/1/40		315,000	391,129
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40		1,770,000	2,259,883
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22		955,000	1,099,434
5.435%, 5/15/23		1,260,000	1,478,535
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30		2,615,000	3,349,266
State of Illinois, Revenue Bonds, Series 2009A
6.184%, 1/1/34		637,000	831,011
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028%, 4/1/26		805,000	974,750

			19,820,370

U.S. Government Agencies (25.8%)
Federal Farm Credit Bank
0.450%, 7/12/16		318,000	317,942
5.125%, 8/25/16		4,915,000	5,006,372
4.875%, 1/17/17		3,859,000	3,986,118
Federal Home Loan Bank
5.375%, 5/18/16		3,385,000	3,403,334
2.125%, 6/10/16		2,470,000	2,476,907
5.625%, 6/13/16		1,117,000	1,127,618
2.000%, 9/9/16		1,355,000	1,363,682
4.750%, 12/16/16		2,158,000	2,221,120
4.875%, 5/17/17		1,790,000	1,874,202
0.875%, 5/24/17		26,925,000	26,970,746
5.250%, 6/5/17		1,773,000	1,863,900
1.000%, 6/9/17		1,815,000	1,819,373
1.000%, 6/21/17		11,785,000	11,825,880
2.250%, 9/8/17		245,000	249,960
0.625%, 10/26/17		22,560,000	22,514,957
5.000%, 11/17/17		23,045,000	24,624,901
1.125%, 4/25/18		9,405,000	9,463,553
4.750%, 6/8/18		150,000	162,398
1.875%, 3/8/19		3,440,000	3,520,523
5.375%, 5/15/19		215,000	243,205
1.625%, 6/14/19		525,000	535,266
4.125%, 12/13/19		50,000	55,586
4.125%, 3/13/20		1,819,000	2,025,651
4.625%, 9/11/20		1,025,000	1,170,210
3.625%, 3/12/21		50,000	55,271
5.625%, 6/11/21		150,000	181,212
Federal Home Loan Mortgage Corp.
5.250%, 4/18/16		2,605,000	2,610,654
0.500%, 5/13/16		13,953,000	13,950,864
2.500%, 5/27/16		2,080,000	2,086,217
5.500%, 7/18/16		2,936,000	2,978,553
2.000%, 8/25/16		2,960,000	2,974,436
5.125%, 10/18/16		3,025,000	3,097,174

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 2/16/17	$2,112,000	$2,192,241
1.000%, 3/8/17	8,236,000	8,256,418
5.000%, 4/18/17	1,785,000	1,865,162
1.250%, 5/12/17	2,430,000	2,446,026
1.000%, 6/29/17	1,810,000	1,816,328
1.000%, 7/25/17	350,000	350,862
1.000%, 7/28/17	2,980,000	2,989,070
5.500%, 8/23/17	1,730,000	1,842,418
5.125%, 11/17/17	2,315,000	2,474,472
0.750%, 1/12/18	393,000	392,624
0.875%, 3/7/18	5,136,000	5,141,411
4.875%, 6/13/18	3,664,000	3,984,768
3.750%, 3/27/19	2,777,000	3,004,660
1.750%, 5/30/19	2,592,000	2,654,011
2.000%, 7/30/19	64,000	65,828
1.250%, 8/1/19	5,480,000	5,523,332
1.250%, 10/2/19	9,647,000	9,714,250
1.375%, 5/1/20	30,198,000	30,411,134
2.375%, 1/13/22	19,204,000	20,162,510
Federal National Mortgage Association
2.375%, 4/11/16	3,550,000	3,551,741
5.375%, 7/15/16	22,160,000	22,460,908
0.625%, 8/26/16	435,000	435,130
5.250%, 9/15/16	1,005,000	1,026,135
1.250%, 9/28/16	2,535,000	2,541,193
1.375%, 11/15/16	4,691,000	4,710,000
4.875%, 12/15/16	3,743,000	3,855,610
1.250%, 1/30/17	2,925,000	2,935,116
5.000%, 2/13/17	2,220,000	2,301,254
1.125%, 4/27/17	2,440,000	2,450,882
5.000%, 5/11/17	2,570,000	2,691,026
(Zero Coupon), 6/1/17	100,000	99,107
5.375%, 6/12/17	4,086,000	4,308,891
0.875%, 8/28/17	4,826,000	4,832,623
0.875%, 10/26/17	14,146,000	14,170,621
0.900%, 11/7/17	318,000	317,751
0.875%, 12/20/17	11,312,000	11,330,275
1.000%, 12/28/17	159,000	158,874
0.875%, 2/8/18	8,806,000	8,822,657
1.000%, 4/30/18	392,000	391,589
1.750%, 1/30/19	277,000	282,432
1.750%, 6/20/19	38,413,000	39,342,506
1.750%, 9/12/19	25,075,000	25,679,047
1.700%, 10/4/19	191,000	190,924
(Zero Coupon), 10/9/19	975,000	926,329
1.500%, 10/9/19	318,000	317,841
1.625%, 1/21/20	8,660,000	8,812,170
1.500%, 11/30/20	10,455,000	10,544,856
2.250%, 10/17/22	159,000	158,942
2.500%, 3/27/23	936,000	937,526
Financing Corp.
10.700%, 10/6/17	380,000	436,324
9.400%, 2/8/18	70,000	80,964
9.650%, 11/2/18	140,000	170,922
8.600%, 9/26/19	30,000	37,631
Residual Funding Corp. (Zero Coupon),
7/15/20 STRIPS	4,295,000	4,021,355
Tennessee Valley Authority
5.500%, 7/18/17	930,000	986,226
3.875%, 2/15/21	818,000	911,163
1.875%, 8/15/22	850,000	855,242

		450,129,093

U.S. Treasuries (50.7%)
U.S. Treasury Bonds
9.125%, 5/15/18	200,000	235,318
9.000%, 11/15/18	200,000	242,627
8.875%, 2/15/19	700,000	860,064
8.125%, 8/15/19	200,000	247,438
8.500%, 2/15/20	3,002,000	3,852,029
8.750%, 5/15/20	200,000	261,104
7.875%, 2/15/21	798,000	1,047,134
8.125%, 5/15/21	355,000	474,930
8.000%, 11/15/21	265,000	360,553
2.375%, 1/15/25 TIPS	502,748	599,004
2.000%, 1/15/26 TIPS	3,445,051	4,037,217
2.375%, 1/15/27 TIPS	2,617,454	3,198,638
1.750%, 1/15/28 TIPS	9,338,129	10,826,146
2.500%, 1/15/29 TIPS	4,762,620	5,985,097
3.875%, 4/15/29 TIPS	1,319,085	1,889,278
4.250%, 5/15/39	400,000	529,383
4.375%, 11/15/39	500,000	672,822
4.625%, 2/15/40	4,193,300	5,839,498
4.375%, 5/15/40	400,000	538,203
3.000%, 5/15/42	1,010,500	1,097,261
2.750%, 8/15/42	1,300,000	1,342,656
2.750%, 11/15/42	2,800,000	2,886,625
2.875%, 5/15/43	200,000	210,750
3.625%, 8/15/43	627,300	761,986
3.750%, 11/15/43	180,000	223,601
1.375%, 2/15/44 TIPS	101,655	114,053
3.625%, 2/15/44	1,055,000	1,280,032
3.125%, 8/15/44	7,659,100	8,475,273
3.000%, 11/15/44	483,700	522,103
0.750%, 2/15/45 TIPS	1,710,353	1,658,581
2.500%, 2/15/45	3,963,300	3,865,224
3.000%, 5/15/45	238,000	256,747
2.875%, 8/15/45	5,775,000	6,076,270
3.000%, 11/15/45	1,400,000	1,512,000
1.000%, 2/15/46 TIPS	99,988	104,419
2.500%, 2/15/46(z)	1,250,000	1,219,018
U.S. Treasury Notes
0.500%, 4/30/17	420,000	419,336
0.750%, 2/28/18	1,836,000	1,836,448
0.750%, 3/31/18	2,239,000	2,238,738
2.875%, 3/31/18	400,000	416,687
0.625%, 4/30/18	14,466,000	14,423,901
2.625%, 4/30/18	1,690,000	1,755,488
3.875%, 5/15/18	350,000	373,355
1.000%, 5/31/18	2,737,000	2,749,910
2.375%, 5/31/18	2,176,000	2,250,821
1.375%, 6/30/18	5,308,000	5,378,342
2.375%, 6/30/18	1,750,000	1,812,429
2.250%, 7/31/18	3,546,000	3,664,569
4.000%, 8/15/18	2,644,000	2,849,581
1.500%, 8/31/18	10,298,000	10,471,880
1.375%, 9/30/18	5,138,000	5,210,605
3.750%, 11/15/18	4,743,000	5,106,738
1.250%, 11/30/18	31,320,000	31,670,208
1.375%, 11/30/18	1,750,000	1,775,361
1.375%, 12/31/18	4,657,000	4,724,717
1.250%, 1/31/19	3,761,000	3,803,017
2.750%, 2/15/19	5,418,000	5,708,477
1.375%, 2/28/19	1,000,000	1,014,551
1.500%, 3/31/19	4,628,000	4,713,238
0.125%, 4/15/19 TIPS	3,479,126	3,554,487
1.250%, 4/30/19	34,654,000	35,023,554
3.125%, 5/15/19	1,500,000	1,603,213

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 5/31/19	$33,549,000	$34,146,920
1.000%, 6/30/19	2,667,000	2,674,162
1.625%, 6/30/19	771,900	789,087
0.875%, 7/31/19	1,700,000	1,695,899
3.625%, 8/15/19	10,879,000	11,838,561
1.000%, 8/31/19	1,736,000	1,738,204
1.000%, 9/30/19	2,677,000	2,678,830
1.750%, 9/30/19	1,294,100	1,327,666
1.250%, 10/31/19	7,972,000	8,041,210
3.375%, 11/15/19	6,019,000	6,524,913
1.000%, 11/30/19	8,097,600	8,093,488
1.500%, 11/30/19	1,095,700	1,114,104
1.125%, 12/31/19	2,677,000	2,684,791
1.625%, 12/31/19	730,000	745,455
1.375%, 1/31/20	2,627,000	2,657,426
1.250%, 2/29/20	2,657,000	2,674,307
1.125%, 3/31/20	1,746,000	1,749,120
1.375%, 3/31/20	14,795,000	14,955,665
0.125%, 4/15/20 TIPS	2,832,704	2,892,988
1.125%, 4/30/20	946,000	947,303
3.500%, 5/15/20	9,360,000	10,252,673
1.500%, 5/31/20	5,311,000	5,390,821
1.625%, 7/31/20	22,615,000	23,061,999
2.625%, 8/15/20	18,507,000	19,663,687
1.375%, 8/31/20	28,695,000	28,966,819
1.375%, 9/30/20	4,285,000	4,320,820
1.375%, 10/31/20	3,305,000	3,331,563
2.625%, 11/15/20	21,358,000	22,713,315
3.625%, 2/15/21	20,115,000	22,385,794
2.000%, 2/28/21	8,700,000	9,014,780
1.250%, 3/31/21	1,075,000	1,076,428
2.250%, 3/31/21	9,300,000	9,750,105
3.125%, 5/15/21	8,723,000	9,523,744
2.125%, 8/15/21	9,036,000	9,410,500
2.125%, 9/30/21(z)	12,000,000	12,490,547
2.000%, 11/15/21	3,135,000	3,241,817
2.000%, 2/15/22	5,086,000	5,259,739
1.750%, 5/15/22	21,883,000	22,252,276
0.125%, 7/15/22 TIPS	1,236,276	1,258,354
1.625%, 8/15/22	47,974,800	48,435,339
1.750%, 9/30/22	2,200,000	2,233,516
1.625%, 11/15/22	11,372,800	11,456,097
2.000%, 2/15/23	6,260,000	6,449,511
1.750%, 5/15/23	12,875,600	13,051,634
2.500%, 8/15/23	16,810,000	17,913,321
2.750%, 11/15/23	10,350,000	11,210,344
2.750%, 2/15/24	21,731,000	23,530,598
2.500%, 5/15/24	47,996,000	51,036,998
0.125%, 7/15/24 TIPS	19,905,512	19,994,519
2.375%, 8/15/24	12,515,000	13,179,859
2.250%, 11/15/24	21,930,000	22,863,738
2.000%, 2/15/25	21,155,000	21,606,611
2.125%, 5/15/25	21,903,000	22,578,913
0.375%, 7/15/25 TIPS	3,743,403	3,827,267
2.000%, 8/15/25	2,156,100	2,197,369
2.250%, 11/15/25	27,225,000	28,333,940
0.625%, 1/15/26 TIPS	697,949	730,008
1.625%, 2/15/26	3,415,000	3,365,909

		885,184,104

Total Government Securities		1,498,973,878

Total Long-Term Debt Securities (101.3%) (Cost $1,737,129,139)		1,768,547,188

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100%(l)	1,775	46,274

Total Preferred Stocks (0.0%) (Cost $44,375)		46,274

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	17

Total Consumer Staples		17

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	469

Total Financials		469

Total Common Stocks (0.0%) (Cost $—)		486

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Intesa Sanpaolo S.p.A.
2.00%, 4/11/16(l)(p)	$1,700,000	1,700,105

Commercial Paper (0.1%)
ENI Finance USA, Inc.
0.88%, 6/2/16(n)(p)	1,700,000	1,697,385
0.88%, 6/3/16(n)(p)	400,000	399,374

Total Commercial Papers		2,096,759

Government Securities (0.1%)
Federal Home Loan Bank
0.19%, 4/26/16(o)(p)	800,000	799,888
U.S. Treasury Bills
0.11%, 4/21/16(p)	100,000	99,995

Total Government Securities		899,883

	Number of Shares	Value (Note 1)
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	61,835,186	61,835,186

Total Short-Term Investments (3.8%) (Cost $66,530,660)		66,531,933

Total Investments Before Options Written (105.1%) (Cost $1,803,704,174)		1,835,125,881

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2016 @ $130.00*	(22)	$(17,188)
Euro-Bund
April 2016 @ EUR164.50*	(18)	(4,711)
April 2016 @ EUR165.00*	(22)	(3,254)

		(25,153)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2016 @ $129.25*	(22)	(3,781)
April 2016 @ $129.50*	(35)	(7,656)
Euro-Bund
April 2016 @ EUR160.50*	(19)	(2,162)
April 2016 @ EUR161.00*	(33)	(5,257)
April 2016 @ EUR162.00*	(36)	(12,289)
May 2016 @ EUR161.00*	(18)	(9,832)

		(40,977)

Total Options Written (0.0%) (Premiums Received $101,531)		(66,130)

Total Investments after Options Written (105.1%) (Cost $1,803,602,643)		1,835,059,751
Other Assets Less Liabilities (-5.1%)		(88,907,694)

Net Assets (100%)		$1,746,152,057

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $90,515,572 or 5.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $11,949,221 or 0.7% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2016.

(p)	Yield to maturity.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2016.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS — Asset-Backed Security

CAD — Canadian Dollar

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	5	June-16	$646,883	$651,953	$5,070
2 Year U.S. Treasury Notes	29	June-16	6,342,275	6,343,750	1,475
5 Year U.S. Treasury Notes	327	June-16	39,536,533	39,620,648	84,115
Euro-Bund	3	June-16	554,083	557,525	3,442

					$94,102

Sales
10 Year U.S. Treasury Notes	125	June-16	$16,306,212	$16,298,828	$7,384
90 Day Eurodollar	88	March-17	21,627,314	21,808,600	(181,286)
90 Day Eurodollar	70	June-17	17,191,828	17,339,000	(147,172)
90 Day Eurodollar	70	September-17	17,170,029	17,330,250	(160,221)
90 Day Eurodollar	130	December-17	31,959,293	32,163,625	(204,332)
90 Day Eurodollar	156	March-18	38,221,242	38,574,900	(353,658)
90 Day Eurodollar	61	June-18	15,021,295	15,073,100	(51,805)
90 Day Eurodollar	125	December-18	30,772,242	30,843,750	(71,508)
90 Day Sterling	49	September-17	8,717,861	8,732,813	(14,952)
90 Day Sterling	637	March-18	113,090,584	113,435,076	(344,492)
90 Day Sterling	100	June-18	17,825,694	17,800,523	25,171
U.S. Long Bond	13	June-16	2,149,349	2,137,687	11,662
U.S. Ultra Bond	6	June-16	1,043,591	1,035,187	8,404

					$(1,476,805)

					$(1,382,703)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/4/16	Bank of America	237	$340,391	$338,978	$1,413
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Bank of America	3,182	2,450,157	2,345,298	104,859
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Bank of America	2,065	1,590,061	1,527,030	63,031
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	787	605,995	589,555	16,440
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Bank of America	181	206,205	201,356	4,849
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Bank of America	827	942,163	941,902	261
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Deutsche Bank AG	330,000	2,935,527	2,940,951	(5,424)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	151,808	1,350,414	1,348,500	1,914
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	103,100	917,130	916,556	574
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	348,000	3,095,646	3,080,496	15,150
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	68,800	612,013	606,482	5,531
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	211,100	1,877,847	1,880,400	(2,553)
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	187,044	163,333	156,000	7,333
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	262,302	229,051	214,000	15,051
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	1,822	465,157	437,000	28,157
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	2,449	625,051	574,000	51,051
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	329	83,884	76,000	7,884

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	3,490	$890,917	$815,000	$75,917
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	437	111,444	98,598	12,846
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	1,215	310,032	282,000	28,032
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	2,461	628,111	576,000	52,111
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	1,752	447,101	427,000	20,101
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	3,491	891,146	835,000	56,146
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Bank of America	29,222	1,684,105	1,638,151	45,954
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Bank of America	44,298	2,552,957	2,483,294	69,663
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	JPMorgan Chase Bank	7,665	441,745	425,952	15,793
Russian Ruble vs. U.S. Dollar, expiring 5/18/16	JPMorgan Chase Bank	122,606	1,802,295	1,590,380	211,915
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Bank of America	10,629	330,429	317,000	13,429
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Bank of America	25,103	780,384	748,000	32,384
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	4,859	151,052	145,000	6,052
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	14,000	435,225	415,000	20,225
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	2,882	89,590	86,000	3,590
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	Bank of America	10,027	284,659	275,000	9,659
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	8,089	229,645	225,000	4,645
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	7,326	207,980	204,000	3,980
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	17,921	508,801	502,000	6,801
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	19,902	565,040	555,000	10,040

					$1,014,804

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/4/16	Deutsche Bank AG	3,008	$4,193,315	$4,320,240	$(126,925)
Canadian Dollar vs. U.S. Dollar, expiring 4/8/16	JPMorgan Chase Bank	93	67,726	71,481	(3,755)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	2,572	1,858,925	1,980,454	(121,529)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	717	512,415	552,094	(39,679)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	1,414	1,017,687	1,088,788	(71,101)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	706	510,682	543,624	(32,942)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	607	466,907	467,393	(486)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	1,141	875,250	878,576	(3,326)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Bank of America	2,733	3,034,764	3,113,581	(78,817)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Barclays Bank plc	651	$707,274	$741,974	$(34,700)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	4,635	5,231,308	5,280,442	(49,134)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	1,835	1,997,352	2,090,531	(93,179)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	786	863,830	895,454	(31,624)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	547	608,788	623,172	(14,384)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	678	745,601	772,414	(26,813)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	1,587	1,741,754	1,807,996	(66,242)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	176	195,858	200,509	(4,651)
Japanese Yen vs. U.S. Dollar, expiring 4/20/16	BNP Paribas	221,000	1,943,717	1,964,682	(20,965)
Japanese Yen vs. U.S. Dollar, expiring 4/20/16	Standard Chartered Bank	315,000	2,799,813	2,800,338	(525)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Bank of America	414,800	3,661,271	3,689,868	(28,597)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Deutsche Bank AG	336,800	3,019,986	2,996,016	23,970
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	237,700	2,119,025	2,114,469	4,556
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	42,100	371,085	374,502	(3,417)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	678,800	5,974,497	6,038,289	(63,792)
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	453,275	371,385	395,816	(24,431)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Bank of America	890	213,800	227,232	(13,432)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	12,997	2,958,238	3,317,616	(359,378)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	3,662	880,320	934,683	(54,363)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Bank of America	21,341	1,212,839	1,229,912	(17,073)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Bank of America	7,365	420,043	424,455	(4,412)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	JPMorgan Chase Bank	46,656	2,673,574	2,688,852	(15,278)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	JPMorgan Chase Bank	5,839	331,837	336,510	(4,673)
Russian Ruble vs. U.S. Dollar, expiring 5/18/16	Deutsche Bank AG	121,266	1,692,000	1,782,586	(90,586)
Singapore Dollar vs. U.S. Dollar, expiring 5/24/16	Bank of America	14	9,953	10,384	(431)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Bank of America	22,223	662,000	690,867	(28,867)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	5,973	177,043	185,671	(8,628)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	27,184	811,937	845,070	(33,133)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	7,591	226,000	235,995	(9,995)
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	31,595	887,002	897,004	(10,002)
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	32,500	887,000	922,688	(35,688)

					$(1,598,427)

					$(583,623)

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Options Written:

Options written for the three months March 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	—	$—
Options Written	706	268,871
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(481)	(167,340)
Options Exercised	—	—

Options Outstanding - March 31, 2016	225	$101,531

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$38,854,549	$—	$38,854,549
Non-Agency CMO	—	72,642,738	—	72,642,738
Common Stocks
Consumer Staples	17	—	—	17
Financials	469	—	—	469
Corporate Bonds
Consumer Discretionary	—	13,078,338	—	13,078,338
Consumer Staples	—	10,160,654	—	10,160,654
Energy	—	15,995,550	—	15,995,550
Financials	—	80,932,617	—	80,932,617
Health Care	—	9,082,913	—	9,082,913
Industrials	—	5,913,043	—	5,913,043
Information Technology	—	3,667,550	—	3,667,550
Materials	—	3,042,438	—	3,042,438
Telecommunication Services	—	10,845,689	—	10,845,689
Utilities	—	5,357,231	—	5,357,231
Forward Currency Contracts	—	1,051,307	—	1,051,307
Futures	146,723	—	—	146,723
Government Securities
Agency ABS	—	2,058,234	—	2,058,234
Agency CMO	—	135,261,731	—	135,261,731
Foreign Governments	—	6,520,346	—	6,520,346
Municipal Bonds	—	19,820,370	—	19,820,370
U.S. Government Agencies	—	450,129,093	—	450,129,093
U.S. Treasuries	—	885,184,104	—	885,184,104
Preferred Stocks
Financials	46,274	—	—	46,274
Short-Term Investments	61,835,186	4,696,747	—	66,531,933

Total Assets	$62,028,669	$1,774,295,242	$—	$1,836,323,911

Liabilities:
Forward Currency Contracts	$—	$(1,634,930)	$—	$(1,634,930)
Futures	(1,529,426)	—	—	(1,529,426)
Options Written
Call Options Written	(25,153)	—	—	(25,153)
Put Options Written	(40,977)	—	—	(40,977)

Total Liabilities	$(1,595,556)	$(1,634,930)	$—	$(3,230,486)

Total	$60,433,113	$1,772,660,312	$—	$1,833,093,425

(a)	Securities with a market value of $749,017 transferred from Level 3 to Level 2 at the end of the period due to active trading.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,909,408
Aggregate gross unrealized depreciation	(9,881,492)

Net unrealized appreciation	$29,027,916

Federal income tax cost of investments	$1,806,097,965

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$701,399
Cooper Tire & Rubber Co.	33,322	1,233,580
Cooper-Standard Holding, Inc.*	7,900	567,536
Dana Holding Corp.	99,465	1,401,462
Dorman Products, Inc.*	17,700	963,234
Drew Industries, Inc.	13,370	861,830
Federal-Mogul Holdings Corp.*	23,100	228,228
Fox Factory Holding Corp.*	2,500	39,525
Gentherm, Inc.*	22,600	939,934
Horizon Global Corp.*	10,760	135,361
Metaldyne Performance Group, Inc.	4,900	82,369
Modine Manufacturing Co.*	32,900	362,229
Motorcar Parts of America, Inc.*	10,300	391,194
Standard Motor Products, Inc.	12,800	443,520
Stoneridge, Inc.*	4,700	68,432
Tenneco, Inc.*	32,197	1,658,468
Tower International, Inc.	10,700	291,040

		10,369,341

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	389,418

Distributors (0.4%)
Core-Mark Holding Co., Inc.	12,800	1,043,968
Pool Corp.	24,578	2,156,474

		3,200,442

Diversified Consumer Services (1.0%)
2U, Inc.*	13,500	305,100
American Public Education, Inc.*	13,807	284,838
Apollo Education Group, Inc.*	53,300	437,860
Ascent Capital Group, Inc., Class A*	8,731	129,306
Bright Horizons Family Solutions, Inc.*	21,090	1,366,210
Capella Education Co.	7,045	370,849
Chegg, Inc.*	38,400	171,264
DeVry Education Group, Inc.	36,000	621,720
Grand Canyon Education, Inc.*	30,748	1,314,170
Houghton Mifflin Harcourt Co.*	77,300	1,541,362
K12, Inc.*	21,984	217,422
LifeLock, Inc.*	53,300	643,331
Regis Corp.*	32,152	488,389
Sotheby’s, Inc.	35,102	938,276
Strayer Education, Inc.*	6,500	316,875
Universal Technical Institute, Inc.	11,100	47,841
Weight Watchers International, Inc.*	18,400	267,352

		9,462,165

Hotels, Restaurants & Leisure (3.6%)
Belmond Ltd., Class A*	71,509	678,620
Biglari Holdings, Inc.*	891	331,194
BJ’s Restaurants, Inc.*	17,234	716,417
Bloomin’ Brands, Inc.	70,000	1,180,900
Bob Evans Farms, Inc.	14,890	695,214
Boyd Gaming Corp.*	38,300	791,278
Buffalo Wild Wings, Inc.*	11,300	1,673,756
Caesars Acquisition Co., Class A*	23,400	143,208
Caesars Entertainment Corp.*	22,200	150,960
Carrols Restaurant Group, Inc.*	19,700	284,468
Cheesecake Factory, Inc.	32,221	1,710,613
Churchill Downs, Inc.	7,093	1,048,913
Chuy’s Holdings, Inc.*	11,000	341,770
ClubCorp Holdings, Inc.	24,800	348,192
Cracker Barrel Old Country Store, Inc.	10,623	1,621,813
Dave & Buster’s Entertainment, Inc.*	9,400	364,532
Del Frisco’s Restaurant Group, Inc.*	8,900	147,562
Denny’s Corp.*	47,600	493,136
Diamond Resorts International, Inc.*	20,400	495,720
DineEquity, Inc.	11,281	1,053,984
El Pollo Loco Holdings, Inc.*	12,700	169,418
Fiesta Restaurant Group, Inc.*	15,400	504,812
International Speedway Corp., Class A	21,600	797,256
Interval Leisure Group, Inc.	25,200	363,888
Isle of Capri Casinos, Inc.*	12,700	177,800
J Alexander’s Holdings, Inc.*	7,806	82,431
Jack in the Box, Inc.	21,139	1,350,148
Krispy Kreme Doughnuts, Inc.*	44,500	693,755
La Quinta Holdings, Inc.*	52,900	661,250
Marcus Corp.	10,900	206,555
Marriott Vacations Worldwide Corp.	14,600	985,500
Noodles & Co.*	2,600	30,836
Papa John’s International, Inc.	19,342	1,048,143
Penn National Gaming, Inc.*	45,300	756,057
Pinnacle Entertainment, Inc.*	39,500	1,386,450
Planet Fitness, Inc., Class A*	8,300	134,792
Popeyes Louisiana Kitchen, Inc.*	13,600	708,016
Red Robin Gourmet Burgers, Inc.*	8,200	528,654
Ruby Tuesday, Inc.*	21,800	117,284
Ruth’s Hospitality Group, Inc.	15,900	292,719
Scientific Games Corp., Class A*	31,300	295,159
SeaWorld Entertainment, Inc.	38,600	812,916
Shake Shack, Inc., Class A*	5,200	194,064
Sonic Corp.	35,938	1,263,580
Speedway Motorsports, Inc.	11,100	220,113
Texas Roadhouse, Inc.	39,618	1,726,553
Vail Resorts, Inc.	20,194	2,699,938
Wingstop, Inc.*	2,900	65,772
Zoe’s Kitchen, Inc.*	10,900	424,991

		32,971,100

Household Durables (1.2%)
Beazer Homes USA, Inc.*	16,000	139,520
CalAtlantic Group, Inc.	42,734	1,428,170
Cavco Industries, Inc.*	4,000	373,840
Ethan Allen Interiors, Inc.	21,554	685,848
Helen of Troy Ltd.*	16,498	1,710,678
Installed Building Products, Inc.*	11,100	295,371
iRobot Corp.*	15,900	561,270
KB Home	56,500	806,820
La-Z-Boy, Inc.	34,709	928,119
Libbey, Inc.	10,600	197,160
M.D.C. Holdings, Inc.	27,500	689,150
M/I Homes, Inc.*	13,600	253,640
Meritage Homes Corp.*	24,439	891,046
NACCO Industries, Inc., Class A	2,100	120,561
Taylor Morrison Home Corp., Class A*	18,400	259,808
TRI Pointe Group, Inc.*	85,601	1,008,380
Universal Electronics, Inc.*	9,800	607,502
William Lyon Homes, Class A*	8,200	118,818

		11,075,701

Internet & Catalog Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	14,400	113,472
Blue Nile, Inc.	5,000	128,550
Etsy, Inc.*	20,300	176,610
FTD Cos., Inc.*	13,154	345,292
HSN, Inc.	18,068	945,137
Lands’ End, Inc.*	9,500	242,345
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	935,152

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nutrisystem, Inc.	16,600	$346,442
Shutterfly, Inc.*	25,497	1,182,296
Wayfair, Inc., Class A*	11,200	484,064

		4,899,360

Leisure Products (0.3%)
Arctic Cat, Inc.	4,400	73,920
Callaway Golf Co.	52,763	481,198
Nautilus, Inc.*	18,300	353,556
Performance Sports Group Ltd.*	25,600	81,408
Smith & Wesson Holding Corp.*	29,835	794,208
Sturm Ruger & Co., Inc.	14,400	984,672

		2,768,962

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	12,866	360,119
Carmike Cinemas, Inc.*	15,100	453,604
Central European Media Enterprises Ltd., Class A*	2,300	5,865
Crown Media Holdings, Inc., Class A*	84,111	427,284
Cumulus Media, Inc., Class A*	78,100	36,262
DreamWorks Animation SKG, Inc., Class A*	42,900	1,070,355
Entravision Communications Corp., Class A	35,400	263,376
Eros International plc*	16,000	184,160
EW Scripps Co., Class A	34,312	534,924
Global Eagle Entertainment, Inc.*	23,200	197,664
Gray Television, Inc.*	35,600	417,232
Harte-Hanks, Inc.	14,700	37,191
Hemisphere Media Group, Inc.*	400	5,252
IMAX Corp.*	34,100	1,060,169
Journal Media Group, Inc.	9,003	107,676
Loral Space & Communications, Inc.*	10,096	354,672
MDC Partners, Inc., Class A	22,200	523,920
Media General, Inc.*	46,400	756,784
Meredith Corp.	20,700	983,250
National CineMedia, Inc.	38,023	578,330
New Media Investment Group, Inc.	25,900	430,976
New York Times Co., Class A	80,000	996,800
Nexstar Broadcasting Group, Inc., Class A	19,900	880,973
Scholastic Corp.	14,860	555,318
Sinclair Broadcast Group, Inc., Class A	36,800	1,131,600
Time, Inc.	63,600	981,984
World Wrestling Entertainment, Inc., Class A	10,400	183,664

		13,519,404

Multiline Retail (0.3%)
Big Lots, Inc.	30,400	1,376,816
Fred’s, Inc., Class A	35,015	522,074
Ollie’s Bargain Outlet Holdings, Inc.*	9,100	213,213
Tuesday Morning Corp.*	29,000	237,220

		2,349,323

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A	39,300	1,239,522
American Eagle Outfitters, Inc.	112,100	1,868,707
America’s Car-Mart, Inc.*	3,300	82,500
Asbury Automotive Group, Inc.*	16,142	965,937
Ascena Retail Group, Inc.*	97,562	1,079,036
Barnes & Noble Education, Inc.*	18,075	177,135
Barnes & Noble, Inc.	28,600	353,496
Buckle, Inc.	17,889	605,900
Burlington Stores, Inc.*	42,600	2,395,824
Caleres, Inc.	27,663	782,586
Cato Corp., Class A	15,723	606,122
Chico’s FAS, Inc.	80,900	1,073,543
Children’s Place, Inc.	11,390	950,723
Conn’s, Inc.*	14,400	179,424
Container Store Group, Inc.*	9,700	56,939
Express, Inc.*	47,000	1,006,270
Finish Line, Inc., Class A	29,613	624,834
Five Below, Inc.*	31,305	1,294,149
Francesca’s Holdings Corp.*	24,800	475,168
Genesco, Inc.*	16,957	1,225,143
Group 1 Automotive, Inc.	14,737	864,915
Guess?, Inc.	35,400	664,458
Haverty Furniture Cos., Inc.	13,300	281,428
Hibbett Sports, Inc.*	19,355	694,844
Lithia Motors, Inc., Class A	12,900	1,126,557
Lumber Liquidators Holdings, Inc.*	16,776	220,101
MarineMax, Inc.*	14,400	280,368
Mattress Firm Holding Corp.*	11,600	491,724
Monro Muffler Brake, Inc.	17,604	1,258,158
Outerwall, Inc.	12,286	454,459
Party City Holdco, Inc.*	14,200	213,568
Pier 1 Imports, Inc.	50,156	351,594
Rent-A-Center, Inc.	34,103	540,533
Restoration Hardware Holdings, Inc.*	20,300	850,570
Select Comfort Corp.*	31,200	604,968
Shoe Carnival, Inc.	5,800	156,368
Sonic Automotive, Inc., Class A	18,325	338,646
Sportsman’s Warehouse Holdings, Inc.*	3,900	49,140
Stage Stores, Inc.	15,674	126,332
Stein Mart, Inc.	9,200	67,436
Tailored Brands, Inc.	29,451	527,173
Tile Shop Holdings, Inc.*	12,000	178,920
Tilly’s, Inc., Class A*	8,700	58,203
Vitamin Shoppe, Inc.*	21,000	650,160
Zumiez, Inc.*	12,700	252,984

		28,346,565

Textiles, Apparel & Luxury Goods (0.9%)
Columbia Sportswear Co.	19,268	1,157,814
Crocs, Inc.*	42,834	412,063
Deckers Outdoor Corp.*	19,500	1,168,245
G-III Apparel Group Ltd.*	24,200	1,183,138
Iconix Brand Group, Inc.*	29,331	236,114
Movado Group, Inc.	12,300	338,619
Oxford Industries, Inc.	10,300	692,469
Steven Madden Ltd.*	31,740	1,175,650
Tumi Holdings, Inc.*	32,400	868,968
Unifi, Inc.*	2,200	50,402
Vera Bradley, Inc.*	5,700	115,938
Wolverine World Wide, Inc.	64,280	1,184,038

		8,583,458

Total Consumer Discretionary		127,935,239

Consumer Staples (3.6%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,974	920,538
Coca-Cola Bottling Co. Consolidated	2,600	415,376
National Beverage Corp.*	8,900	376,648

		1,712,562

Food & Staples Retailing (1.0%)
Andersons, Inc.	16,409	515,407
Casey’s General Stores, Inc.	22,113	2,505,845
Chefs’ Warehouse, Inc.*	4,800	97,392
Fresh Market, Inc.*	24,700	704,691

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ingles Markets, Inc., Class A	7,600	$285,000
Natural Grocers by Vitamin Cottage, Inc.*	6,100	129,747
Performance Food Group Co.*	7,400	172,790
PriceSmart, Inc.	13,052	1,103,938
Smart & Final Stores, Inc.*	10,700	173,340
SpartanNash Co.	23,270	705,314
SUPERVALU, Inc.*	147,800	851,328
United Natural Foods, Inc.*	32,188	1,297,176
Village Super Market, Inc., Class A	200	4,832
Weis Markets, Inc.	7,751	349,260

		8,896,060

Food Products (1.9%)
Alico, Inc.	300	8,283
Amplify Snack Brands, Inc.*	11,300	161,816
B&G Foods, Inc.	31,800	1,106,958
Calavo Growers, Inc.	7,800	445,068
Cal-Maine Foods, Inc.	17,384	902,403
Darling Ingredients, Inc.*	100,099	1,318,304
Dean Foods Co.	53,900	933,548
Farmer Brothers Co.*	4,817	134,250
Fresh Del Monte Produce, Inc.	18,504	778,463
Freshpet, Inc.*	7,300	53,509
J&J Snack Foods Corp.	8,603	931,533
John B. Sanfilippo & Son, Inc.	3,300	227,997
Lancaster Colony Corp.	10,337	1,142,962
Landec Corp.*	800	8,400
Lifeway Foods, Inc.*	12,815	138,786
Limoneira Co.	500	7,600
Omega Protein Corp.*	12,100	204,974
Post Holdings, Inc.*	34,200	2,351,934
Sanderson Farms, Inc.	13,793	1,243,853
Seaboard Corp.*	167	501,503
Seneca Foods Corp., Class A*	5,400	187,596
Snyder’s-Lance, Inc.	37,066	1,166,838
Tootsie Roll Industries, Inc.	14,478	505,850
TreeHouse Foods, Inc.*	31,715	2,751,276

		17,213,704

Household Products (0.2%)
Central Garden & Pet Co., Class A*	16,933	275,839
HRG Group, Inc.*	47,900	667,247
WD-40 Co.	8,227	888,598

		1,831,684

Personal Products (0.1%)
Elizabeth Arden, Inc.*	19,800	162,162
Inter Parfums, Inc.	9,100	281,190
Medifast, Inc.	800	24,152
Natural Health Trends Corp.	2,900	96,135
Revlon, Inc., Class A*	6,800	247,588
Synutra International, Inc.*	46,100	229,117
USANA Health Sciences, Inc.*	3,500	424,970

		1,465,314

Tobacco (0.2%)
Universal Corp.	16,753	951,738
Vector Group Ltd.	42,348	967,229

		1,918,967

Total Consumer Staples		33,038,291

Energy (2.5%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	36,800	294,400
Atwood Oceanics, Inc.	36,500	334,705
Basic Energy Services, Inc.*	18,300	50,508
Bristow Group, Inc.	23,080	436,674
C&J Energy Services Ltd.*	31,700	44,697
CARBO Ceramics, Inc.	13,400	190,280
Era Group, Inc.*	12,300	115,374
Exterran Corp.*	18,400	284,464
Fairmount Santrol Holdings, Inc.*	35,900	90,109
Forum Energy Technologies, Inc.*	34,400	454,080
Geospace Technologies Corp.*	9,000	111,060
Gulfmark Offshore, Inc., Class A*	19,255	118,803
Helix Energy Solutions Group, Inc.*	70,200	393,120
Hornbeck Offshore Services, Inc.*	25,534	253,553
ION Geophysical Corp.*	7,033	56,827
Key Energy Services, Inc.*	107,572	39,737
Matrix Service Co.*	18,600	329,220
McDermott International, Inc.*	136,900	559,921
Natural Gas Services Group, Inc.*	9,077	196,335
Newpark Resources, Inc.*	70,202	303,273
North Atlantic Drilling Ltd.*	3,778	10,352
Oil States International, Inc.*	29,100	917,232
Parker Drilling Co.*	102,029	216,301
PHI, Inc. (Non-Voting)*	9,000	170,010
Pioneer Energy Services Corp.*	43,400	95,480
RigNet, Inc.*	7,600	103,968
SEACOR Holdings, Inc.*	13,600	740,520
Tesco Corp.	17,200	148,092
TETRA Technologies, Inc.*	70,061	444,887
Tidewater, Inc.	26,600	181,678
U.S. Silica Holdings, Inc.	31,000	704,320
Unit Corp.*	28,500	251,085

		8,641,065

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	37,600	37,976
Alon USA Energy, Inc.	16,000	165,120
Approach Resources, Inc.*	23,400	27,144
Ardmore Shipping Corp.	3,900	32,955
Bill Barrett Corp.*	36,802	228,909
Bonanza Creek Energy, Inc.*	23,300	37,047
Callon Petroleum Co.*	38,800	343,380
Carrizo Oil & Gas, Inc.*	30,203	933,877
Clayton Williams Energy, Inc.*	2,500	22,300
Clean Energy Fuels Corp.*	30,759	90,124
Cloud Peak Energy, Inc.*	44,777	87,315
Contango Oil & Gas Co.*	10,649	125,552
Delek U.S. Holdings, Inc.	34,200	521,208
DHT Holdings, Inc.	53,100	305,856
Dorian LPG Ltd.*	10,300	96,820
Eclipse Resources Corp.*	43,994	63,351
Energy XXI Ltd.	56,882	35,432
Erin Energy Corp.*	7,100	13,348
EXCO Resources, Inc.*	94,000	92,975
Frontline Ltd.	26,620	222,809
GasLog Ltd.	20,100	195,774
Gastar Exploration, Inc.*	4,500	4,950
Gener8 Maritime, Inc.*	6,700	47,302
Green Plains, Inc.	21,700	346,332
Halcon Resources Corp.*	35,310	33,936
Isramco, Inc.*	1,421	116,096
Jones Energy, Inc., Class A*	16,500	54,945
Jura Energy Corp.*	690	35
Matador Resources Co.*	42,300	802,008
Navios Maritime Acquisition Corp.	20,100	31,959
Nordic American Tankers Ltd.	51,101	720,013
Northern Oil and Gas, Inc.*	45,861	182,985
Oasis Petroleum, Inc.*	78,600	572,208
Par Pacific Holdings, Inc.*	4,900	91,924
Parsley Energy, Inc., Class A*	47,100	1,064,460
PDC Energy, Inc.*	21,161	1,258,022
Peabody Energy Corp.	10,453	24,251
Renewable Energy Group, Inc.*	12,600	118,944
REX American Resources Corp.*	3,600	199,692
Rex Energy Corp.*	24,000	18,439

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
RSP Permian, Inc.*	36,556	$1,061,586
Sanchez Energy Corp.*	29,500	161,955
Scorpio Tankers, Inc.	110,000	641,300
SemGroup Corp., Class A	25,600	573,440
Ship Finance International Ltd.	36,005	500,110
Stone Energy Corp.*	32,982	26,056
Synergy Resources Corp.*	47,300	367,521
Teekay Tankers Ltd., Class A	47,757	175,268
Triangle Petroleum Corp.*	36,900	20,011
Ultra Petroleum Corp.*	86,500	43,077
W&T Offshore, Inc.*	37,044	81,126
Western Refining, Inc.	40,203	1,169,505
Westmoreland Coal Co.*	8,700	62,727

		14,251,455

Total Energy		22,892,520

Financials (25.8%)
Banks (9.0%)
1st Source Corp.	9,072	288,852
Ameris Bancorp	17,854	528,121
Ames National Corp.	4,950	122,562
Arrow Financial Corp.	4,861	129,157
Banc of California, Inc.	20,200	353,500
BancFirst Corp.	1,800	102,654
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	597,774
Bancorp, Inc.*	17,900	102,388
BancorpSouth, Inc.	61,300	1,306,303
Bank of Marin Bancorp/California	1,600	78,752
Bank of the Ozarks, Inc.	43,376	1,820,491
Banner Corp.	12,000	504,480
BBCN Bancorp, Inc.	48,269	733,206
Berkshire Hills Bancorp, Inc.	22,894	615,620
Blue Hills Bancorp, Inc.	3,000	41,010
BNC Bancorp	15,700	331,584
Boston Private Financial Holdings, Inc.	61,370	702,686
Bridge Bancorp, Inc.	4,781	145,677
Brookline Bancorp, Inc.	60,777	669,155
Bryn Mawr Bank Corp.	9,880	254,212
C1 Financial, Inc.*	2,400	58,080
Camden National Corp.	3,300	138,600
Capital Bank Financial Corp., Class A	16,800	518,280
Capital City Bank Group, Inc.	5,400	78,786
Cardinal Financial Corp.	20,800	423,280
Cascade Bancorp*	30,239	172,665
Cathay General Bancorp	52,247	1,480,158
CenterState Banks, Inc.	25,693	382,569
Central Pacific Financial Corp.	10,600	230,762
Chemical Financial Corp.	17,541	626,038
Citizens & Northern Corp.	6,102	121,308
City Holding Co.	8,450	403,741
CNB Financial Corp./Pennsylvania	3,400	59,806
CoBiz Financial, Inc.	12,121	143,270
Columbia Banking System, Inc.	39,385	1,178,399
Community Bank System, Inc.	25,878	988,798
Community Trust Bancorp, Inc.	14,025	495,363
CommunityOne Bancorp*	4,072	54,076
ConnectOne Bancorp, Inc.	16,900	276,315
CU Bancorp*	800	16,936
Customers Bancorp, Inc.*	14,900	352,087
CVB Financial Corp.	69,987	1,221,273
Eagle Bancorp, Inc.*	16,650	799,200
Enterprise Financial Services Corp.	11,095	300,009
F.N.B. Corp./Pennsylvania	111,428	1,449,678
FCB Financial Holdings, Inc., Class A*	15,800	525,508
Fidelity Southern Corp.	2,800	44,912
Financial Institutions, Inc.	5,100	148,257
First Bancorp, Inc./Maine	3,819	74,509
First Bancorp/North Carolina	7,810	147,218
First BanCorp/Puerto Rico*	66,000	192,720
First Busey Corp.	14,435	295,629
First Citizens BancShares, Inc./North Carolina, Class A	4,300	1,079,601
First Commonwealth Financial Corp.	76,813	680,563
First Community Bancshares, Inc./Virginia	6,700	132,928
First Connecticut Bancorp, Inc./Connecticut	14,700	234,612
First Financial Bancorp	47,316	860,205
First Financial Bankshares, Inc.	41,224	1,219,406
First Financial Corp./Indiana	4,400	150,524
First Interstate BancSystem, Inc., Class A	10,400	292,552
First Merchants Corp.	20,400	480,828
First Midwest Bancorp, Inc./Illinois	43,668	786,897
First NBC Bank Holding Co.*	8,600	177,074
First of Long Island Corp.	4,650	132,525
FirstMerit Corp.	94,514	1,989,520
Flushing Financial Corp.	24,842	537,084
Fulton Financial Corp.	99,800	1,335,324
German American Bancorp, Inc.	5,000	161,000
Glacier Bancorp, Inc.	47,014	1,195,096
Great Southern Bancorp, Inc.	4,730	175,625
Great Western Bancorp, Inc.	23,300	635,391
Green Bancorp, Inc.*	2,300	17,411
Hancock Holding Co.	43,986	1,009,919
Hanmi Financial Corp.	23,900	526,278
Heartland Financial USA, Inc.	7,900	243,241
Heritage Commerce Corp.	800	8,008
Heritage Financial Corp./Washington	17,362	305,050
Heritage Oaks Bancorp	300	2,337
Hilltop Holdings, Inc.*	42,000	792,960
Home BancShares, Inc./Arkansas	31,200	1,277,640
HomeTrust Bancshares, Inc.*	1,400	25,662
IBERIABANK Corp.	21,585	1,106,663
Independent Bank Corp./Massachusetts	19,586	900,173
Independent Bank Corp./Michigan	200	2,910
Independent Bank Group, Inc.	4,000	109,600
International Bancshares Corp.	34,190	843,125
Investors Bancorp, Inc.	206,440	2,402,962
Lakeland Bancorp, Inc.	17,435	176,965
Lakeland Financial Corp.	12,400	567,672
LegacyTexas Financial Group, Inc.	25,560	502,254
Live Oak Bancshares, Inc.	3,400	51,000
MainSource Financial Group, Inc.	11,481	242,134
MB Financial, Inc.	41,451	1,345,085
Mercantile Bank Corp.	500	11,210
Merchants Bancshares, Inc./Vermont	1,600	47,584
National Bank Holdings Corp., Class A	19,300	393,527
National Penn Bancshares, Inc.	79,791	848,976
NBT Bancorp, Inc.	24,582	662,485
OFG Bancorp	30,800	215,292
Old National Bancorp/Indiana	75,539	920,820
Opus Bank	6,800	231,200
Pacific Continental Corp.	8,430	135,976
Pacific Premier Bancorp, Inc.*	3,400	72,658
Park National Corp.	10,148	913,320
Park Sterling Corp.	900	6,003

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Peapack-Gladstone Financial Corp.	100	$1,690
Penns Woods Bancorp, Inc.	1,000	38,540
Peoples Bancorp, Inc./Ohio	6,420	125,447
Peoples Financial Services Corp.	300	11,160
Pinnacle Financial Partners, Inc.	19,900	976,294
Preferred Bank/California	1,900	57,475
PrivateBancorp, Inc.	44,370	1,712,682
Prosperity Bancshares, Inc.	40,184	1,864,136
Renasant Corp.	22,381	736,559
Republic Bancorp, Inc./Kentucky, Class A	5,400	139,482
S&T Bancorp, Inc.	20,325	523,572
Sandy Spring Bancorp, Inc.	19,851	552,453
Seacoast Banking Corp. of Florida*	4,500	71,055
ServisFirst Bancshares, Inc.	12,600	559,440
Sierra Bancorp	5,566	101,023
Simmons First National Corp., Class A	16,900	761,683
South State Corp.	15,880	1,019,972
Southside Bancshares, Inc.	14,948	389,694
Southwest Bancorp, Inc./Oklahoma	8,457	127,278
State Bank Financial Corp.	23,200	458,432
Sterling Bancorp/Delaware	70,417	1,121,743
Stock Yards Bancorp, Inc.	4,900	188,797
Suffolk Bancorp	3,862	97,477
Sun Bancorp, Inc./New Jersey*	14,160	293,254
Talmer Bancorp, Inc., Class A	30,800	557,172
Texas Capital Bancshares, Inc.*	26,123	1,002,601
Tompkins Financial Corp.	9,900	633,600
Towne Bank/Virginia	31,540	605,253
TriCo Bancshares	13,016	329,565
TriState Capital Holdings, Inc.*	1,700	21,420
Trustmark Corp.	42,980	989,829
UMB Financial Corp.	21,518	1,110,974
Umpqua Holdings Corp.	124,522	1,974,919
Union Bankshares Corp.	29,755	732,866
United Bankshares, Inc./West Virginia	43,305	1,589,293
United Community Banks, Inc./Georgia	23,900	441,433
Univest Corp. of Pennsylvania	6,434	125,527
Valley National Bancorp	116,846	1,114,711
Washington Trust Bancorp, Inc.	9,900	369,468
Webster Financial Corp.	56,165	2,016,324
WesBanco, Inc.	22,394	665,326
West Bancorp, Inc.	200	3,646
Westamerica Bancorp	17,874	870,643
Western Alliance Bancorp*	47,785	1,595,063
Wilshire Bancorp, Inc.	45,700	470,710
Wintrust Financial Corp.	24,912	1,104,598
Yadkin Financial Corp.	15,000	355,050

		82,610,598

Capital Markets (1.3%)
Actua Corp.*	26,300	238,015
Arlington Asset Investment Corp., Class A	8,900	111,517
Ashford, Inc.*	402	18,327
Associated Capital Group, Inc., Class A*	4,100	114,882
BGC Partners, Inc., Class A	100,400	908,620
Cohen & Steers, Inc.	14,609	568,582
Cowen Group, Inc., Class A*	66,200	252,222
Diamond Hill Investment Group, Inc.	1,113	197,402
Evercore Partners, Inc., Class A	20,411	1,056,269
Fifth Street Asset Management, Inc.	4,100	12,546
Financial Engines, Inc.	32,600	1,024,618
GAMCO Investors, Inc., Class A	4,600	170,476
Greenhill & Co., Inc.	20,700	459,540
HFF, Inc., Class A	21,300	586,389
Houlihan Lokey, Inc.	3,900	97,110
INTL FCStone, Inc.*	6,400	171,072
Investment Technology Group, Inc.	26,900	594,490
Janus Capital Group, Inc.	81,600	1,193,808
KCG Holdings, Inc., Class A*	23,146	276,595
Ladenburg Thalmann Financial Services, Inc.*	17,500	43,750
Medley Management, Inc., Class A	300	1,650
Moelis & Co., Class A	5,100	143,973
OM Asset Management plc	8,500	113,475
Oppenheimer Holdings, Inc., Class A	3,300	52,074
Piper Jaffray Cos.*	11,300	560,028
Pzena Investment Management, Inc., Class A	28,511	215,258
Safeguard Scientifics, Inc.*	6,900	91,425
Stifel Financial Corp.*	40,686	1,204,306
Virtu Financial, Inc., Class A	6,000	132,660
Virtus Investment Partners, Inc.	4,278	334,155
Walter Investment Management Corp.*	25,102	191,779
Westwood Holdings Group, Inc.	2,797	164,044
WisdomTree Investments, Inc.	68,000	777,240

		12,078,297

Consumer Finance (0.5%)
Cash America International, Inc.	17,938	693,124
Encore Capital Group, Inc.*	15,600	401,544
Enova International, Inc.*	16,413	103,566
EZCORP, Inc., Class A*	37,296	110,769
First Cash Financial Services, Inc.	20,968	965,786
Green Dot Corp., Class A*	25,500	585,735
Nelnet, Inc., Class A	16,369	644,448
PRA Group, Inc.*	28,848	847,843
World Acceptance Corp.*	7,381	279,887

		4,632,702

Diversified Financial Services (0.4%)
BBX Capital Corp., Class A*	800	12,768
FNFV Group*	45,200	490,420
GAIN Capital Holdings, Inc.	11,100	72,816
MarketAxess Holdings, Inc.	21,612	2,697,826
Marlin Business Services Corp.	100	1,431
NewStar Financial, Inc.*	15,500	135,625
On Deck Capital, Inc.*	16,500	128,535
PICO Holdings, Inc.*	1,400	14,322

		3,553,743

Insurance (2.6%)
Ambac Financial Group, Inc.*	30,500	481,900
American Equity Investment Life Holding Co.	49,493	831,482
AMERISAFE, Inc.	14,200	746,068
Argo Group International Holdings Ltd.	16,645	955,257
Baldwin & Lyons, Inc., Class B	5,423	133,460
Citizens, Inc./Texas*	17,749	128,503
CNO Financial Group, Inc.	111,201	1,992,722
Crawford & Co., Class B	600	3,888
Donegal Group, Inc., Class A	7,344	105,607
EMC Insurance Group, Inc.	2,600	66,690
Employers Holdings, Inc.	19,701	554,386
Enstar Group Ltd.*	6,488	1,054,819
FBL Financial Group, Inc., Class A	5,600	344,512
Federated National Holding Co.	4,500	88,470
Fidelity & Guaranty Life	5,900	154,816
First American Financial Corp.	61,300	2,336,143
Global Indemnity plc*	10,000	311,300

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Greenlight Capital Reinsurance Ltd., Class A*	23,193	$505,375
HCI Group, Inc.	2,500	83,250
Heritage Insurance Holdings, Inc.	13,700	218,789
Horace Mann Educators Corp.	23,037	730,043
Infinity Property & Casualty Corp.	7,352	591,836
James River Group Holdings Ltd.	4,600	148,396
Kemper Corp.	26,800	792,476
Maiden Holdings Ltd.	43,061	557,209
MBIA, Inc.*	88,100	779,685
National General Holdings Corp.	20,500	442,595
National Interstate Corp.	6,100	182,512
National Western Life Group, Inc., Class A	1,600	369,008
Navigators Group, Inc.*	8,503	713,147
OneBeacon Insurance Group Ltd., Class A	10,100	128,573
Primerica, Inc.	31,500	1,402,695
RLI Corp.	23,996	1,604,373
Safety Insurance Group, Inc.	10,875	620,527
Selective Insurance Group, Inc.	31,532	1,154,386
State Auto Financial Corp.	6,534	144,140
State National Cos., Inc.	9,900	124,740
Stewart Information Services Corp.	12,627	458,108
Third Point Reinsurance Ltd.*	47,700	542,349
United Fire Group, Inc.	11,264	493,588
United Insurance Holdings Corp.	5,500	105,655
Universal Insurance Holdings, Inc.	17,900	318,620

		23,502,098

Real Estate Investment Trusts (REITs) (9.8%)
Acadia Realty Trust (REIT)	37,273	1,309,400
AG Mortgage Investment Trust, Inc. (REIT)	16,900	220,883
Agree Realty Corp. (REIT)	9,100	350,077
Alexander’s, Inc. (REIT)	1,775	675,476
Altisource Residential Corp. (REIT)	34,800	417,600
American Assets Trust, Inc. (REIT)	24,218	966,783
American Capital Mortgage Investment Corp. (REIT)	41,874	614,710
Anworth Mortgage Asset Corp. (REIT)	87,311	406,869
Apollo Commercial Real Estate Finance, Inc. (REIT)	34,300	559,090
Apollo Residential Mortgage, Inc. (REIT)	19,700	264,374
Ares Commercial Real Estate Corp. (REIT)	2,400	26,280
Armada Hoffler Properties, Inc. (REIT)	1,500	16,875
ARMOUR Residential REIT, Inc. (REIT)	33,202	714,834
Ashford Hospitality Prime, Inc. (REIT)	4,488	52,375
Ashford Hospitality Trust, Inc. (REIT)	43,700	278,806
Capstead Mortgage Corp. (REIT)	63,337	626,403
CareTrust REIT, Inc. (REIT)	26,713	339,255
CatchMark Timber Trust, Inc. (REIT), Class A	8,900	96,387
Cedar Realty Trust, Inc. (REIT)	42,400	306,552
Chatham Lodging Trust (REIT)	19,500	417,885
Chesapeake Lodging Trust (REIT)	35,000	926,100
Colony Capital, Inc. (REIT), Class A	62,246	1,043,865
Colony Starwood Homes (REIT)	21,600	534,600
CoreSite Realty Corp. (REIT)	14,400	1,008,144
Cousins Properties, Inc. (REIT)	126,906	1,317,284
CubeSmart (REIT)	93,968	3,129,134
CyrusOne, Inc. (REIT)	36,800	1,679,920
CYS Investments, Inc. (REIT)	119,475	972,526
DCT Industrial Trust, Inc. (REIT)	47,350	1,868,905
DiamondRock Hospitality Co. (REIT)	123,698	1,251,824
DuPont Fabros Technology, Inc. (REIT)	35,000	1,418,550
Dynex Capital, Inc. (REIT)	9,000	59,850
Easterly Government Properties, Inc. (REIT)	3,000	55,560
EastGroup Properties, Inc. (REIT)	21,827	1,317,696
Education Realty Trust, Inc. (REIT)	31,498	1,310,317
EPR Properties (REIT)	32,914	2,192,731
Equity One, Inc. (REIT)	39,386	1,128,803
FelCor Lodging Trust, Inc. (REIT)	74,272	603,089
First Industrial Realty Trust, Inc. (REIT)	69,230	1,574,290
First Potomac Realty Trust (REIT)	31,244	283,071
Franklin Street Properties Corp. (REIT)	55,099	584,600
Geo Group, Inc. (REIT)	46,842	1,624,012
Getty Realty Corp. (REIT)	10,075	199,787
Gladstone Commercial Corp. (REIT)	2,100	34,398
Government Properties Income Trust (REIT)	37,066	661,628
Gramercy Property Trust (REIT)	234,016	1,977,435
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,400	353,648
Hatteras Financial Corp. (REIT)	55,600	795,080
Healthcare Realty Trust, Inc. (REIT)	63,558	1,963,307
Hersha Hospitality Trust (REIT)	30,619	653,409
Highwoods Properties, Inc. (REIT)	51,795	2,476,319
Hudson Pacific Properties, Inc. (REIT)	38,100	1,101,852
Independence Realty Trust, Inc. (REIT)	2,500	17,800
InfraREIT, Inc. (REIT)	13,624	232,289
Invesco Mortgage Capital, Inc. (REIT)	74,794	910,991
Investors Real Estate Trust (REIT)	60,196	437,023
iStar, Inc. (REIT)*	51,000	492,660
Kite Realty Group Trust (REIT)	47,157	1,306,720
Ladder Capital Corp. (REIT)	24,695	307,453
LaSalle Hotel Properties (REIT)	63,240	1,600,604
Lexington Realty Trust (REIT)	119,286	1,025,860
LTC Properties, Inc. (REIT)	21,469	971,258
Mack-Cali Realty Corp. (REIT)	51,100	1,200,850
Medical Properties Trust, Inc. (REIT)	121,774	1,580,627
Monmouth Real Estate Investment Corp. (REIT)	32,251	383,464
Monogram Residential Trust, Inc. (REIT)	94,000	926,840
National Health Investors, Inc. (REIT)	21,528	1,432,043
National Storage Affiliates Trust (REIT)	5,500	116,600
New Residential Investment Corp. (REIT)	128,033	1,489,024
New Senior Investment Group, Inc. (REIT)	37,500	386,250
New York Mortgage Trust, Inc. (REIT)	46,600	220,884
New York REIT, Inc. (REIT)	101,500	1,025,150
One Liberty Properties, Inc. (REIT)	7,500	168,075
Parkway Properties, Inc. (REIT)	45,017	704,966
Pebblebrook Hotel Trust (REIT)	42,843	1,245,446

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pennsylvania Real Estate Investment Trust (REIT)	44,352	$969,091
PennyMac Mortgage Investment Trust (REIT)	42,545	580,314
Physicians Realty Trust (REIT)	48,500	901,130
Potlatch Corp. (REIT)	29,144	918,036
PS Business Parks, Inc. (REIT)	11,580	1,163,906
QTS Realty Trust, Inc. (REIT), Class A	13,600	644,368
RAIT Financial Trust (REIT)	41,800	131,252
Ramco-Gershenson Properties Trust (REIT)	41,400	746,442
Redwood Trust, Inc. (REIT)	49,391	646,034
Resource Capital Corp. (REIT)	18,748	210,915
Retail Opportunity Investments Corp. (REIT)	55,300	1,112,636
Rexford Industrial Realty, Inc. (REIT)	26,500	481,240
RLJ Lodging Trust (REIT)	74,300	1,699,984
Rouse Properties, Inc. (REIT)	21,400	393,332
Ryman Hospitality Properties, Inc. (REIT)	24,134	1,242,418
Sabra Health Care REIT, Inc. (REIT)	31,383	630,484
Saul Centers, Inc. (REIT)	5,600	296,912
Select Income REIT (REIT)	35,400	815,970
Silver Bay Realty Trust Corp. (REIT)	22,200	329,670
Sovran Self Storage, Inc. (REIT)	20,062	2,366,313
STAG Industrial, Inc. (REIT)	32,600	663,736
STORE Capital Corp. (REIT)	18,308	473,811
Summit Hotel Properties, Inc. (REIT)	61,700	738,549
Sun Communities, Inc. (REIT)	27,628	1,978,441
Sunstone Hotel Investors, Inc. (REIT)	117,078	1,639,092
Terreno Realty Corp. (REIT)	24,600	576,870
United Development Funding IV (REIT)†	17,000	46,240
Universal Health Realty Income Trust (REIT)	10,250	576,563
Urban Edge Properties (REIT)	50,100	1,294,584
Urstadt Biddle Properties, Inc. (REIT), Class A	10,489	219,745
Washington Real Estate Investment Trust (REIT)	37,817	1,104,635
Western Asset Mortgage Capital Corp. (REIT)	24,000	241,200
Whitestone REIT (REIT)	400	5,028
Xenia Hotels & Resorts, Inc. (REIT)	63,000	984,060

		89,768,526

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	29,200	1,071,056
Altisource Asset Management Corp.*	500	5,900
Altisource Portfolio Solutions S.A.*	9,800	236,670
AV Homes, Inc.*	2,500	28,400
Consolidated-Tomoka Land Co.	2,300	106,122
Forestar Group, Inc.*	27,321	356,266
FRP Holdings, Inc.*	100	3,560
Kennedy-Wilson Holdings, Inc.	52,400	1,147,560
Marcus & Millichap, Inc.*	5,700	144,723
RE/MAX Holdings, Inc., Class A	3,800	130,340
RMR Group, Inc., Class A*	1,026	25,660
St. Joe Co.*	36,400	624,260
Tejon Ranch Co.*	6,902	141,974

		4,022,491

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin, Inc.*	1,600	72,096
Astoria Financial Corp.	48,053	761,160
Bank Mutual Corp.	2,000	15,140
BankFinancial Corp.	15,421	182,276
Bear State Financial, Inc.*	300	2,781
Beneficial Bancorp, Inc.*	46,738	639,843
BofI Holding, Inc.*	30,800	657,272
Capitol Federal Financial, Inc.	78,400	1,039,584
Clifton Bancorp, Inc.	10,104	152,773
Dime Community Bancshares, Inc.	15,501	273,128
Essent Group Ltd.*	31,400	653,120
EverBank Financial Corp.	54,500	822,405
Federal Agricultural Mortgage Corp., Class C	4,300	162,239
Flagstar Bancorp, Inc.*	6,600	141,636
HomeStreet, Inc.*	3,900	81,159
Kearny Financial Corp.	52,835	652,512
LendingTree, Inc.*	4,900	479,122
Meridian Bancorp, Inc.	31,000	431,520
Meta Financial Group, Inc.	400	18,240
MGIC Investment Corp.*	191,787	1,471,006
Nationstar Mortgage Holdings, Inc.*	22,200	219,780
NMI Holdings, Inc., Class A*	26,900	135,845
Northfield Bancorp, Inc.	39,383	647,457
Northwest Bancshares, Inc.	68,410	924,219
OceanFirst Financial Corp.	5,900	104,312
Ocwen Financial Corp.*	60,700	149,929
Oritani Financial Corp.	28,850	489,585
PHH Corp.*	29,115	365,102
Provident Financial Services, Inc.	38,216	771,581
Radian Group, Inc.	120,000	1,488,000
Stonegate Mortgage Corp.*	1,200	6,888
Territorial Bancorp, Inc.	5,495	143,200
TrustCo Bank Corp.	70,354	426,345
United Community Financial Corp./Ohio	500	2,935
United Financial Bancorp, Inc.	20,860	262,627
Walker & Dunlop, Inc.*	10,445	253,500
Washington Federal, Inc.	58,400	1,322,760
Waterstone Financial, Inc.	3,700	50,616
WSFS Financial Corp.	17,400	565,848

		17,039,541

Total Financials		237,207,996

Health Care (13.5%)
Biotechnology (4.1%)
Abeona Therapeutics, Inc.*	15,500	39,680
ACADIA Pharmaceuticals, Inc.*	47,500	1,328,100
Acceleron Pharma, Inc.*	9,500	250,705
Achillion Pharmaceuticals, Inc.*	59,900	462,428
Acorda Therapeutics, Inc.*	25,135	664,821
Aduro Biotech, Inc.*	9,300	119,133
Advaxis, Inc.*	17,100	154,413
Aegerion Pharmaceuticals, Inc.*	19,500	72,150
Affimed N.V.*	2,000	7,480
Agenus, Inc.*	44,000	183,040
Aimmune Therapeutics, Inc.*	6,200	84,072
Akebia Therapeutics, Inc.*	5,800	52,258
Alder Biopharmaceuticals, Inc.*	11,600	284,084
AMAG Pharmaceuticals, Inc.*	19,200	449,280
Amicus Therapeutics, Inc.*	64,400	544,180
Anacor Pharmaceuticals, Inc.*	23,150	1,237,368
Anthera Pharmaceuticals, Inc.*	13,400	48,508
Applied Genetic Technologies Corp.*	4,200	58,716
Ardelyx, Inc.*	7,400	57,498
Arena Pharmaceuticals, Inc.*	140,334	276,458
ARIAD Pharmaceuticals, Inc.*	95,000	607,050
Array BioPharma, Inc.*	68,919	203,311
Arrowhead Research Corp.*	29,900	144,118

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Asterias Biotherapeutics, Inc.*	3,300	$15,510
Atara Biotherapeutics, Inc.*	6,100	116,083
aTyr Pharma, Inc.*	1,400	5,516
Avalanche Biotechnologies, Inc.*	22,400	115,808
Axovant Sciences Ltd.*	7,800	89,544
Bellicum Pharmaceuticals, Inc.*	10,100	94,435
BioCryst Pharmaceuticals, Inc.*	40,400	114,332
BioSpecifics Technologies Corp.*	2,100	73,122
BioTime, Inc.*	21,400	61,418
Blueprint Medicines Corp.*	8,100	146,205
Calithera Biosciences, Inc.*	9,000	51,120
Cara Therapeutics, Inc.*	4,400	27,368
Catalyst Pharmaceuticals, Inc.*	5,500	6,435
Celldex Therapeutics, Inc.*	56,278	212,731
Cellular Biomedicine Group, Inc.*	1,000	18,650
Cepheid, Inc.*	41,649	1,389,411
ChemoCentryx, Inc.*	7,500	18,675
Chiasma, Inc.*	1,200	10,992
Chimerix, Inc.*	23,300	119,063
Cidara Therapeutics, Inc.*	800	10,160
Clovis Oncology, Inc.*	14,200	272,640
Coherus Biosciences, Inc.*	7,600	161,348
Concert Pharmaceuticals, Inc.*	5,100	69,666
CorMedix, Inc.*	10,100	26,765
CTI BioPharma Corp.*	98,700	52,449
Curis, Inc.*	7,100	11,431
Cytokinetics, Inc.*	17,800	125,490
CytomX Therapeutics, Inc.*	1,700	21,930
CytRx Corp.*	25,000	67,000
Dicerna Pharmaceuticals, Inc.*	7,600	40,736
Dynavax Technologies Corp.*	15,750	303,030
Eagle Pharmaceuticals, Inc.*	4,800	194,400
Emergent BioSolutions, Inc.*	13,500	490,725
Enanta Pharmaceuticals, Inc.*	7,800	229,086
Epizyme, Inc.*	5,100	61,812
Esperion Therapeutics, Inc.*	7,400	125,134
Exact Sciences Corp.*	47,700	321,498
Exelixis, Inc.*	128,986	515,944
Fibrocell Science, Inc.*	2,700	6,750
FibroGen, Inc.*	27,000	574,830
Five Prime Therapeutics, Inc.*	12,600	511,938
Flexion Therapeutics, Inc.*	7,500	69,000
Foundation Medicine, Inc.*	6,300	114,534
Galena Biopharma, Inc.*	107,300	145,928
Genocea Biosciences, Inc.*	3,000	23,220
Genomic Health, Inc.*	11,412	282,675
Geron Corp.*	75,011	219,032
Global Blood Therapeutics, Inc.*	7,000	111,020
Halozyme Therapeutics, Inc.*	55,035	521,181
Heron Therapeutics, Inc.*	13,900	263,961
Idera Pharmaceuticals, Inc.*	55,600	110,088
Ignyta, Inc.*	13,700	92,749
Immune Design Corp.*	4,600	59,800
ImmunoGen, Inc.*	55,068	469,179
Immunomedics, Inc.*	52,700	131,750
Infinity Pharmaceuticals, Inc.*	32,400	170,748
Inovio Pharmaceuticals, Inc.*	23,500	204,685
Insmed, Inc.*	36,100	457,387
Insys Therapeutics, Inc.*	13,300	212,667
Invitae Corp.*	3,200	32,736
Ironwood Pharmaceuticals, Inc.*	64,800	708,912
Karyopharm Therapeutics, Inc.*	13,000	115,960
Keryx Biopharmaceuticals, Inc.*	41,000	191,470
Kite Pharma, Inc.*	16,250	746,038
La Jolla Pharmaceutical Co.*	5,600	117,096
Lexicon Pharmaceuticals, Inc.*	23,911	285,736
Ligand Pharmaceuticals, Inc.*	9,726	1,041,557
Lion Biotechnologies, Inc.*	11,200	56,896
Loxo Oncology, Inc.*	3,900	106,626
MacroGenics, Inc.*	15,900	298,125
MannKind Corp.*	149,500	240,695
Medgenics, Inc.*	1,400	6,160
Merrimack Pharmaceuticals, Inc.*	59,900	501,363
MiMedx Group, Inc.*	57,000	498,180
Mirati Therapeutics, Inc.*	4,800	102,720
Momenta Pharmaceuticals, Inc.*	31,728	293,167
Myriad Genetics, Inc.*	39,200	1,467,256
NantKwest, Inc.*	10,200	83,844
Natera, Inc.*	3,500	33,320
Navidea Biopharmaceuticals, Inc.*	35,400	33,435
Neurocrine Biosciences, Inc.*	47,900	1,894,445
NewLink Genetics Corp.*	11,300	205,660
Northwest Biotherapeutics, Inc.*	33,600	49,056
Novavax, Inc.*	138,659	715,480
Oncocyte Corp.*	1,070	4,933
OncoMed Pharmaceuticals, Inc.*	7,500	75,825
Oncothyreon, Inc.*	73,100	92,837
Ophthotech Corp.*	13,400	566,418
Organovo Holdings, Inc.*	53,250	115,553
Osiris Therapeutics, Inc.*	9,800	55,958
Otonomy, Inc.*	8,400	125,328
OvaScience, Inc.*	18,400	174,616
PDL BioPharma, Inc.	104,627	348,408
Peregrine Pharmaceuticals, Inc.*	26,000	10,933
Pfenex, Inc.*	2,300	22,609
Portola Pharmaceuticals, Inc.*	25,100	512,040
Progenics Pharmaceuticals, Inc.*	54,200	236,312
Proteon Therapeutics, Inc.*	400	3,096
Prothena Corp. plc*	17,400	716,184
PTC Therapeutics, Inc.*	19,100	123,004
Radius Health, Inc.*	16,500	518,760
Raptor Pharmaceutical Corp.*	37,800	173,880
Regulus Therapeutics, Inc.*	22,200	153,846
Repligen Corp.*	19,500	522,990
Retrophin, Inc.*	19,700	269,102
Rigel Pharmaceuticals, Inc.*	54,840	114,067
Sage Therapeutics, Inc.*	7,800	250,068
Sangamo BioSciences, Inc.*	34,000	205,700
Sarepta Therapeutics, Inc.*	21,600	421,632
Seres Therapeutics, Inc.*	7,000	185,920
Sorrento Therapeutics, Inc.*	9,500	51,110
Spark Therapeutics, Inc.*	4,769	140,733
Spectrum Pharmaceuticals, Inc.*	43,065	273,893
Stemline Therapeutics, Inc.*	2,500	11,650
Synergy Pharmaceuticals, Inc.*	57,300	158,148
Synta Pharmaceuticals Corp.*	77,700	18,648
T2 Biosystems, Inc.*	2,900	28,594
TESARO, Inc.*	12,500	550,375
TG Therapeutics, Inc.*	13,300	113,316
Threshold Pharmaceuticals, Inc.*	41,600	19,136
Tobira Therapeutics, Inc.*	1,288	10,536
Tokai Pharmaceuticals, Inc.*	2,800	15,708
Trevena, Inc.*	6,900	57,063
Trovagene, Inc.*	5,500	25,575
Ultragenyx Pharmaceutical, Inc.*	20,300	1,285,193
Vanda Pharmaceuticals, Inc.*	13,900	116,204
Verastem, Inc.*	8,500	13,430
Versartis, Inc.*	9,800	78,596
Vitae Pharmaceuticals, Inc.*	3,400	22,542
Vital Therapies, Inc.*	5,600	50,792
Voyager Therapeutics, Inc.*	1,300	11,349
XBiotech, Inc.*	2,600	24,570
Xencor, Inc.*	23,800	319,396
XOMA Corp.*	47,900	37,027

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Zafgen, Inc.*	6,000	$40,080
ZIOPHARM Oncology, Inc.*	72,925	541,104

		37,710,355

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.	12,912	586,076
ABIOMED, Inc.*	23,250	2,204,332
Accuray, Inc.*	34,747	200,838
Analogic Corp.	8,616	680,750
AngioDynamics, Inc.*	16,200	199,098
Anika Therapeutics, Inc.*	7,500	335,400
Antares Pharma, Inc.*	104,000	90,490
AtriCure, Inc.*	13,000	218,790
Atrion Corp.	1,000	395,360
Cantel Medical Corp.	23,175	1,653,768
Cardiovascular Systems, Inc.*	11,000	114,070
Cerus Corp.*	45,500	269,815
ConforMIS, Inc.*	3,900	41,925
CONMED Corp.	17,787	745,987
Corindus Vascular Robotics, Inc.*	3,400	3,368
CryoLife, Inc.	33,068	355,481
Cutera, Inc.*	900	10,125
Cynosure, Inc., Class A*	12,814	565,354
Endologix, Inc.*	36,100	301,796
Entellus Medical, Inc.*	1,500	27,285
Exactech, Inc.*	2,100	42,546
GenMark Diagnostics, Inc.*	20,400	107,508
Glaukos Corp.*	2,800	47,208
Globus Medical, Inc., Class A*	37,000	878,750
Greatbatch, Inc.*	14,818	528,114
Haemonetics Corp.*	32,708	1,144,126
Halyard Health, Inc.*	26,300	755,599
HeartWare International, Inc.*	10,200	320,484
ICU Medical, Inc.*	9,545	993,634
Inogen, Inc.*	8,700	391,326
Insulet Corp.*	36,278	1,202,978
Integra LifeSciences Holdings Corp.*	15,144	1,020,100
Invacare Corp.	18,500	243,645
InVivo Therapeutics Holdings Corp.*	4,200	29,316
iRadimed Corp.*	300	5,748
K2M Group Holdings, Inc.*	8,800	130,504
LDR Holding Corp.*	17,100	435,879
LeMaitre Vascular, Inc.	900	13,968
LivaNova plc*	24,634	1,329,743
Masimo Corp.*	24,338	1,018,302
Meridian Bioscience, Inc.	25,677	529,203
Merit Medical Systems, Inc.*	28,107	519,698
Natus Medical, Inc.*	19,400	745,542
Neogen Corp.*	23,967	1,206,738
Nevro Corp.*	11,600	652,616
Novocure Ltd.*	7,800	112,944
NuVasive, Inc.*	27,409	1,333,448
Nuvectra Corp.*	4,939	26,722
NxStage Medical, Inc.*	35,350	529,896
OraSure Technologies, Inc.*	42,586	307,897
Orthofix International N.V.*	12,400	514,848
Oxford Immunotec Global plc*	2,600	25,766
Penumbra, Inc.*	2,600	119,600
Quidel Corp.*	19,500	336,570
Rockwell Medical, Inc.*	35,200	264,352
RTI Surgical, Inc.*	32,149	128,596
SeaSpine Holdings Corp.*	5,048	73,903
Second Sight Medical Products, Inc.*	28,200	136,206
Sientra, Inc.*	300	2,052
Spectranetics Corp.*	24,400	354,288
STAAR Surgical Co.*	20,900	154,451
STERIS plc	47,785	3,395,124
SurModics, Inc.*	13,221	243,399
Tandem Diabetes Care, Inc.*	9,700	84,487
TransEnterix, Inc.*	12,100	51,425
Unilife Corp.*	74,000	50,320
Utah Medical Products, Inc.	200	12,508
Vascular Solutions, Inc.*	10,268	334,018
Veracyte, Inc.*	1,700	9,180
West Pharmaceutical Services, Inc.	42,928	2,975,769
Wright Medical Group N.V.*	53,433	886,988
Zeltiq Aesthetics, Inc.*	14,600	396,536

		36,154,676

Health Care Providers & Services (2.8%)
AAC Holdings, Inc.*	8,600	170,194
Aceto Corp.	16,600	391,096
Addus HomeCare Corp.*	1,900	32,661
Adeptus Health, Inc., Class A*	5,000	277,700
Air Methods Corp.*	22,550	816,761
Alliance HealthCare Services, Inc.*	500	3,595
Almost Family, Inc.*	3,400	126,616
Amedisys, Inc.*	15,634	755,748
AMN Healthcare Services, Inc.*	31,600	1,062,076
Amsurg Corp.*	30,062	2,242,625
BioScrip, Inc.*	49,500	105,930
BioTelemetry, Inc.*	9,900	115,632
Capital Senior Living Corp.*	23,100	427,812
Chemed Corp.	10,890	1,475,050
Civitas Solutions, Inc.*	7,900	137,697
CorVel Corp.*	7,600	299,592
Cross Country Healthcare, Inc.*	19,895	231,379
Diplomat Pharmacy, Inc.*	20,400	558,960
Ensign Group, Inc.	28,800	652,032
ExamWorks Group, Inc.*	19,900	588,244
Five Star Quality Care, Inc.*	4,500	10,305
Genesis Healthcare, Inc.*	26,800	62,176
HealthEquity, Inc.*	20,500	505,735
HealthSouth Corp.	50,806	1,911,830
Healthways, Inc.*	18,947	191,175
Kindred Healthcare, Inc.	45,502	561,950
Landauer, Inc.	5,400	178,578
LHC Group, Inc.*	7,643	271,785
Magellan Health, Inc.*	13,815	938,453
Molina Healthcare, Inc.*	20,610	1,329,139
National HealthCare Corp.	7,200	448,560
National Research Corp., Class A	6,325	98,354
Nobilis Health Corp.*	1,700	5,304
Owens & Minor, Inc.#	40,500	1,637,010
PharMerica Corp.*	19,000	420,090
Providence Service Corp.*	5,523	282,060
RadNet, Inc.*	10,400	50,232
Select Medical Holdings Corp.*	59,303	700,368
Surgery Partners, Inc.*	6,000	79,560
Surgical Care Affiliates, Inc.*	12,100	559,988
Team Health Holdings, Inc.*	40,700	1,701,667
Teladoc, Inc.*	8,300	79,680
Triple-S Management Corp., Class B*	13,836	343,963
Trupanion, Inc.*	1,000	9,850
U.S. Physical Therapy, Inc.	8,807	437,972
Universal American Corp.	19,950	142,443
WellCare Health Plans, Inc.*	24,484	2,270,891

		25,700,518

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	30,650	102,065
Computer Programs & Systems, Inc.	7,602	396,216
Connecture, Inc.*	800	2,048
Evolent Health, Inc., Class A*	3,100	32,736

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
HealthStream, Inc.*	13,000	$287,170
HMS Holdings Corp.*	50,429	723,656
Imprivata, Inc.*	2,500	31,575
Medidata Solutions, Inc.*	36,000	1,393,560
Omnicell, Inc.*	21,055	586,803
Press Ganey Holdings, Inc.*	5,100	153,408
Quality Systems, Inc.	30,276	461,406
Vocera Communications, Inc.*	15,700	200,175

		4,370,818

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	13,100	188,247
Affymetrix, Inc.*	46,100	645,861
Albany Molecular Research, Inc.*	13,550	207,179
Cambrex Corp.*	19,500	858,000
Fluidigm Corp.*	14,900	120,243
Harvard Bioscience, Inc.*	1,300	3,926
INC Research Holdings, Inc., Class A*	5,700	234,897
Luminex Corp.*	27,419	531,929
NanoString Technologies, Inc.*	2,500	38,050
NeoGenomics, Inc.*	9,200	62,008
Pacific Biosciences of California, Inc.*	37,900	322,150
PAREXEL International Corp.*	32,737	2,053,592
PRA Health Sciences, Inc.*	11,400	487,464
Sequenom, Inc.*	64,400	90,804

		5,844,350

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	1,100	20,845
Aerie Pharmaceuticals, Inc.*	11,400	138,624
Agile Therapeutics, Inc.*	900	5,589
Alimera Sciences, Inc.*	2,700	4,725
Amphastar Pharmaceuticals, Inc.*	10,700	128,400
ANI Pharmaceuticals, Inc.*	3,950	132,957
Aralez Pharmaceuticals, Inc.*	20,386	72,370
Aratana Therapeutics, Inc.*	16,550	91,356
Assembly Biosciences, Inc.*	900	4,518
BioDelivery Sciences International, Inc.*	24,200	78,166
Carbylan Therapeutics, Inc.*	1,300	836
Catalent, Inc.*	47,179	1,258,264
Cempra, Inc.*	14,200	248,784
Collegium Pharmaceutical, Inc.*	4,100	74,415
Corcept Therapeutics, Inc.*	41,100	192,348
Corium International, Inc.*	600	2,316
Depomed, Inc.*	34,300	477,799
Dermira, Inc.*	8,700	179,916
Durect Corp.*	11,400	15,390
Endocyte, Inc.*	16,700	51,770
Flex Pharma, Inc.*	1,700	18,649
Foamix Pharmaceuticals Ltd.*	2,700	17,604
Heska Corp.*	600	17,100
Impax Laboratories, Inc.*	43,766	1,401,387
Innoviva, Inc.	47,500	598,025
Intersect ENT, Inc.*	10,800	205,200
Intra-Cellular Therapies, Inc.*	12,300	341,940
Lannett Co., Inc.*	14,800	265,364
Medicines Co.*	41,787	1,327,573
Nektar Therapeutics*	80,386	1,105,307
Ocular Therapeutix, Inc.*	9,300	89,838
Omeros Corp.*	18,500	283,790
Orexigen Therapeutics, Inc.*	70,503	39,672
Pacira Pharmaceuticals, Inc.*	20,600	1,091,388
Paratek Pharmaceuticals, Inc.*	1,400	21,238
Pernix Therapeutics Holdings, Inc.*	28,550	29,978
Phibro Animal Health Corp., Class A	8,450	228,488
Prestige Brands Holdings, Inc.*	29,800	1,591,022
Relypsa, Inc.*	18,450	249,998
Revance Therapeutics, Inc.*	8,600	150,156
Sagent Pharmaceuticals, Inc.*	12,000	146,040
SciClone Pharmaceuticals, Inc.*	24,900	273,900
Sucampo Pharmaceuticals, Inc., Class A*	12,100	132,253
Supernus Pharmaceuticals, Inc.*	14,600	222,650
Teligent, Inc.*	31,200	152,880
Tetraphase Pharmaceuticals, Inc.*	20,400	94,452
TherapeuticsMD, Inc.*	94,600	605,440
Theravance Biopharma, Inc.*	13,600	255,680
VIVUS, Inc.*	73,827	103,358
XenoPort, Inc.*	33,300	150,183
Zogenix, Inc.*	14,112	130,395

		14,520,336

Total Health Care		124,301,053

Industrials (12.8%)
Aerospace & Defense (1.4%)
AAR Corp.	22,412	521,527
Aerojet Rocketdyne Holdings, Inc.*	41,500	679,770
Aerovironment, Inc.*	6,621	187,507
American Science & Engineering, Inc.	3,777	104,585
Astronics Corp.*	9,600	366,240
Cubic Corp.	12,186	486,953
Curtiss-Wright Corp.	28,817	2,180,582
DigitalGlobe, Inc.*	50,465	873,045
Engility Holdings, Inc.*	7,600	142,576
Esterline Technologies Corp.*	19,387	1,242,125
HEICO Corp.	10,872	653,733
HEICO Corp., Class A	22,500	1,071,000
KLX, Inc.*	29,800	957,772
Moog, Inc., Class A*	21,853	998,245
TASER International, Inc.*	33,600	659,568
Teledyne Technologies, Inc.*	20,754	1,829,258

		12,954,486

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	29,400	452,172
Atlas Air Worldwide Holdings, Inc.*	14,327	605,602
Echo Global Logistics, Inc.*	13,600	369,376
Forward Air Corp.	19,340	876,489
Hub Group, Inc., Class A*	26,833	1,094,518
Park-Ohio Holdings Corp.	1,900	81,358
XPO Logistics, Inc.*	40,376	1,239,543

		4,719,058

Airlines (0.4%)
Allegiant Travel Co.	7,577	1,349,161
Hawaiian Holdings, Inc.*	32,200	1,519,518
SkyWest, Inc.	29,400	587,706
Virgin America, Inc.*	14,000	539,840

		3,996,225

Building Products (1.0%)
AAON, Inc.	28,800	806,400
Advanced Drainage Systems, Inc.	19,000	404,700
American Woodmark Corp.*	7,200	537,048
Apogee Enterprises, Inc.	15,900	697,851
Builders FirstSource, Inc.*	29,400	331,338
Continental Building Products, Inc.*	14,900	276,544
Gibraltar Industries, Inc.*	14,500	414,700
Griffon Corp.	17,543	271,039
Masonite International Corp.*	17,000	1,113,500
NCI Building Systems, Inc.*	8,800	124,960
Nortek, Inc.*	4,600	222,134
Patrick Industries, Inc.*	5,250	238,298
PGT, Inc.*	24,100	237,144
Ply Gem Holdings, Inc.*	1,300	18,265

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Quanex Building Products Corp.	18,867	$327,531
Simpson Manufacturing Co., Inc.	25,919	989,328
Trex Co., Inc.*	23,600	1,131,148
Universal Forest Products, Inc.	10,854	931,490

		9,073,418

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	30,732	992,951
ACCO Brands Corp.*	78,886	708,396
Brady Corp., Class A	37,141	996,864
Brink’s Co.	29,600	994,264
Deluxe Corp.	30,461	1,903,508
Ennis, Inc.	14,356	280,660
Essendant, Inc.	26,672	851,637
G&K Services, Inc., Class A	12,482	914,306
Healthcare Services Group, Inc.	39,669	1,460,216
Herman Miller, Inc.	41,791	1,290,924
HNI Corp.	24,341	953,437
Interface, Inc.	40,298	747,125
Kimball International, Inc., Class B	6,700	76,045
Knoll, Inc.	26,658	577,146
Matthews International Corp., Class A	20,159	1,037,584
McGrath RentCorp	19,645	492,697
Mobile Mini, Inc.	24,495	808,825
MSA Safety, Inc.	19,907	962,503
Multi-Color Corp.	7,200	384,120
NL Industries, Inc.*	4,345	9,820
Quad/Graphics, Inc.	9,600	124,224
Steelcase, Inc., Class A	47,672	711,266
Team, Inc.*	14,800	449,624
Tetra Tech, Inc.#	33,537	1,000,073
U.S. Ecology, Inc.	12,300	543,168
UniFirst Corp.	9,705	1,059,010
Viad Corp.	11,124	324,376
West Corp.	29,500	673,190

		21,327,959

Construction & Engineering (0.8%)
Aegion Corp.*	22,362	471,615
Comfort Systems USA, Inc.	20,743	659,005
Dycom Industries, Inc.*	19,216	1,242,699
EMCOR Group, Inc.	34,599	1,681,511
Granite Construction, Inc.	21,973	1,050,309
Great Lakes Dredge & Dock Corp.*	12,700	56,642
MasTec, Inc.*	38,062	770,375
MYR Group, Inc.*	8,400	210,924
Primoris Services Corp.	21,700	527,310
Tutor Perini Corp.*	23,995	372,882

		7,043,272

Electrical Equipment (0.7%)
AZZ, Inc.	14,586	825,568
Encore Wire Corp.	17,428	678,472
EnerSys, Inc.	27,039	1,506,613
Franklin Electric Co., Inc.	33,552	1,079,368
Generac Holdings, Inc.*	39,700	1,478,428
General Cable Corp.	33,700	411,477
Plug Power, Inc.*	13,500	27,675
Powell Industries, Inc.	2,100	62,601
Sunrun, Inc.*	10,500	68,040
Thermon Group Holdings, Inc.*	18,400	323,104
Vicor Corp.*	3,400	35,632

		6,496,978

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	455,384

Machinery (2.9%)
Actuant Corp., Class A	32,513	803,396
Alamo Group, Inc.	5,400	300,834
Albany International Corp., Class A	18,891	710,113
Altra Industrial Motion Corp.	22,700	630,606
American Railcar Industries, Inc.	1,900	77,387
Astec Industries, Inc.	15,843	739,393
Barnes Group, Inc.	35,606	1,247,278
Blount International, Inc.*	29,033	289,749
Briggs & Stratton Corp.	33,744	807,156
Chart Industries, Inc.*	19,421	421,824
CIRCOR International, Inc.	11,109	515,347
CLARCOR, Inc.	29,974	1,732,197
Columbus McKinnon Corp.	7,600	119,776
EnPro Industries, Inc.	12,954	747,187
ESCO Technologies, Inc.	16,952	660,789
Federal Signal Corp.	44,600	591,396
Gorman-Rupp Co.	14,937	387,316
Greenbrier Cos., Inc.	16,300	450,532
Harsco Corp.	46,500	253,425
Hillenbrand, Inc.	35,200	1,054,240
Hyster-Yale Materials Handling, Inc.	5,700	379,620
John Bean Technologies Corp.	17,131	966,360
Kadant, Inc.	4,900	221,284
L.B. Foster Co., Class A	2,400	43,584
Lindsay Corp.	8,175	585,412
Lydall, Inc.*	8,300	269,916
Meritor, Inc.*	56,835	458,090
Milacron Holdings Corp.*	3,400	56,066
Mueller Industries, Inc.	38,114	1,121,314
Mueller Water Products, Inc., Class A	103,693	1,024,487
Navistar International Corp.*	9,800	122,696
NN, Inc.	12,700	173,736
Proto Labs, Inc.*	11,600	894,244
RBC Bearings, Inc.*	12,700	930,402
Rexnord Corp.*	57,500	1,162,650
Standex International Corp.	9,079	706,437
Sun Hydraulics Corp.	15,750	522,742
Tennant Co.	11,231	578,172
Titan International, Inc.	10,200	54,876
TriMas Corp.*	26,900	471,288
Wabash National Corp.*	47,300	624,360
Watts Water Technologies, Inc., Class A	16,359	901,872
Woodward, Inc.	36,833	1,916,053

		26,725,602

Marine (0.1%)
Matson, Inc.	28,900	1,160,913
Navios Maritime Holdings, Inc.	6,200	7,006
Scorpio Bulkers, Inc.*	10,267	33,676

		1,201,595

Professional Services (1.3%)
Acacia Research Corp.	18,141	68,754
Advisory Board Co.*	23,284	750,909
CBIZ, Inc.*	27,400	276,466
CEB, Inc.	21,504	1,391,954
Exponent, Inc.	16,846	859,315
FTI Consulting, Inc.*	23,500	834,485
Heidrick & Struggles International, Inc.	10,200	241,740
Huron Consulting Group, Inc.*	14,744	857,953
ICF International, Inc.*	13,700	470,869
Insperity, Inc.	10,987	568,358
Kelly Services, Inc., Class A	16,534	316,130
Kforce, Inc.	21,700	424,886
Korn/Ferry International	28,352	802,078
Mistras Group, Inc.*	2,400	59,448
Navigant Consulting, Inc.*	26,532	419,471

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
On Assignment, Inc.*	31,600	$1,166,672
Pendrell Corp.*	31,200	16,536
Resources Connection, Inc.	21,995	342,242
RPX Corp.*	21,900	246,594
TriNet Group, Inc.*	23,200	332,920
TrueBlue, Inc.*	24,015	627,992
WageWorks, Inc.*	20,215	1,023,081

		12,098,853

Road & Rail (0.5%)
ArcBest Corp.	17,400	375,666
Celadon Group, Inc.	6,100	63,928
Heartland Express, Inc.	29,355	544,535
Knight Transportation, Inc.	37,550	981,932
Marten Transport Ltd.	7,350	137,592
Roadrunner Transportation Systems, Inc.*	12,700	158,242
Saia, Inc.*	13,800	388,470
Swift Transportation Co.*	58,200	1,084,266
Werner Enterprises, Inc.	25,566	694,373
YRC Worldwide, Inc.*	11,800	109,976

		4,538,980

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	46,355	1,030,935
Applied Industrial Technologies, Inc.	24,688	1,071,459
Beacon Roofing Supply, Inc.*	32,276	1,323,639
BMC Stock Holdings, Inc.*	20,900	347,358
DXP Enterprises, Inc.*	1,100	19,316
H&E Equipment Services, Inc.	17,900	313,787
Kaman Corp.	16,392	699,775
MRC Global, Inc.*	58,200	764,748
Rush Enterprises, Inc., Class A*	22,200	404,928
TAL International Group, Inc.*	16,500	254,760
Textainer Group Holdings Ltd.	8,400	124,656
Univar, Inc.*	22,540	387,237

		6,742,598

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	27,900	401,481

Total Industrials		117,775,889

Information Technology (18.0%)
Communications Equipment (1.6%)
ADTRAN, Inc.	37,906	766,459
Alliance Fiber Optic Products, Inc.*	5,400	79,866
Bel Fuse, Inc., Class B	100	1,460
Black Box Corp.	11,443	154,137
CalAmp Corp.*	23,700	424,941
Calix, Inc.*	1,600	11,344
Ciena Corp.*	70,959	1,349,637
Clearfield, Inc.*	800	12,856
Comtech Telecommunications Corp.	8,400	196,308
Digi International, Inc.*	6,200	58,466
Extreme Networks, Inc.*	57,500	178,825
Finisar Corp.*	66,800	1,218,432
Harmonic, Inc.*	82,659	270,295
Infinera Corp.*	86,261	1,385,352
InterDigital, Inc.	21,325	1,186,736
Ixia*	38,263	476,757
NETGEAR, Inc.*	22,029	889,311
NetScout Systems, Inc.*	51,154	1,175,008
Plantronics, Inc.	24,559	962,467
Polycom, Inc.*	79,600	887,540
Ruckus Wireless, Inc.*	29,500	289,395
ShoreTel, Inc.*	29,500	219,480
Sonus Networks, Inc.*	24,848	187,106
Ubiquiti Networks, Inc.*	17,100	568,917
ViaSat, Inc.*	27,140	1,994,247

		14,945,342

Electronic Equipment, Instruments & Components (3.3%)
Agilysys, Inc.*	200	2,042
Anixter International, Inc.*	17,958	935,791
AVX Corp.	26,100	328,077
Badger Meter, Inc.	8,530	567,330
Belden, Inc.	25,035	1,536,648
Benchmark Electronics, Inc.*	34,748	800,941
Checkpoint Systems, Inc.*	30,111	304,723
Coherent, Inc.*	16,952	1,557,889
Control4 Corp.*	3,200	25,472
CTS Corp.	22,600	355,724
Daktronics, Inc.	18,500	146,150
DTS, Inc.*	9,800	213,444
ePlus, Inc.*	3,100	249,581
Fabrinet*	18,500	598,475
FARO Technologies, Inc.*	10,567	340,363
FEI Co.	24,373	2,169,441
GSI Group, Inc.*	7,100	100,536
II-VI, Inc.*	42,786	928,884
Insight Enterprises, Inc.*	31,443	900,528
InvenSense, Inc.*	38,400	322,560
Itron, Inc.*	26,800	1,118,096
Kimball Electronics, Inc.*	8,700	97,179
Knowles Corp.*	48,100	633,958
Littelfuse, Inc.	12,549	1,544,907
Mercury Systems, Inc.*	19,400	393,820
Mesa Laboratories, Inc.	100	9,635
Methode Electronics, Inc.	26,500	774,860
MTS Systems Corp.	10,502	639,047
Multi-Fineline Electronix, Inc.*	2,800	64,988
Newport Corp.*	27,187	625,301
OSI Systems, Inc.*	11,468	751,039
Park Electrochemical Corp.	15,472	247,707
PC Connection, Inc.	800	20,648
Plexus Corp.*	21,775	860,548
QLogic Corp.*	48,600	653,184
Rofin-Sinar Technologies, Inc.*	24,925	803,083
Rogers Corp.*	13,684	819,261
Sanmina Corp.*	49,700	1,161,986
ScanSource, Inc.*	23,039	930,315
SYNNEX Corp.	15,862	1,468,663
Systemax, Inc.*	10,371	90,954
Tech Data Corp.*	20,700	1,589,139
TTM Technologies, Inc.*	18,501	123,032
Universal Display Corp.*	26,560	1,436,896
Vishay Intertechnology, Inc.	76,500	934,065

		30,176,910

Internet Software & Services (2.0%)
Angie’s List, Inc.*	10,300	83,121
Bankrate, Inc.*	32,929	301,959
Bazaarvoice, Inc.*	6,200	19,530
Benefitfocus, Inc.*	5,700	190,095
Blucora, Inc.*	26,800	138,288
Box, Inc., Class A*	16,700	204,742
Brightcove, Inc.*	1,100	6,864
Carbonite, Inc.*	2,000	15,940
Care.com, Inc.*	600	3,690
ChannelAdvisor Corp.*	2,400	27,000
Cimpress N.V.*	20,900	1,895,421
comScore, Inc.*	29,918	898,737
Cornerstone OnDemand, Inc.*	34,000	1,114,180
Cvent, Inc.*	13,200	282,480
Demandware, Inc.*	17,300	676,430
DHI Group, Inc.*	3,100	25,017
EarthLink Holdings Corp.	55,833	316,573

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Endurance International Group Holdings, Inc.*	33,100	$348,543
Envestnet, Inc.*	19,600	533,120
Everyday Health, Inc.*	900	5,040
Gogo, Inc.*	32,200	354,522
GrubHub, Inc.*	42,400	1,065,512
GTT Communications, Inc.*	11,600	191,864
Hortonworks, Inc.*	8,500	96,050
inContact, Inc.*	33,500	297,815
Internap Corp.*	17,700	48,321
Intralinks Holdings, Inc.*	8,900	70,132
j2 Global, Inc.	27,578	1,698,253
Limelight Networks, Inc.*	83,100	150,411
Liquidity Services, Inc.*	9,200	47,656
LivePerson, Inc.*	28,200	164,970
LogMeIn, Inc.*	15,500	782,130
Marchex, Inc., Class B	700	3,115
Marketo, Inc.*	14,800	289,636
Monster Worldwide, Inc.*	78,400	255,584
New Relic, Inc.*	5,800	151,264
NIC, Inc.	46,855	844,796
OPOWER, Inc.*	1,700	11,577
Q2 Holdings, Inc.*	7,200	173,088
QuinStreet, Inc.*	3,000	10,260
Quotient Technology, Inc.*	19,900	210,940
RealNetworks, Inc.*	10,325	41,919
RetailMeNot, Inc.*	11,900	95,319
Rocket Fuel, Inc.*	5,600	17,640
SciQuest, Inc.*	6,400	88,832
Shutterstock, Inc.*	8,800	323,224
SPS Commerce, Inc.*	9,600	412,224
Stamps.com, Inc.*	8,300	882,124
TechTarget, Inc.*	1,800	13,356
TrueCar, Inc.*	8,800	49,192
Web.com Group, Inc.*	28,400	562,888
WebMD Health Corp.*	22,300	1,396,649
Wix.com Ltd.*	5,200	105,404
XO Group, Inc.*	1,000	16,050

		18,009,487

IT Services (2.8%)
Acxiom Corp.*	50,069	1,073,479
Blackhawk Network Holdings, Inc.*	31,049	1,064,981
CACI International, Inc., Class A*	14,759	1,574,785
Cardtronics, Inc.*	31,600	1,137,284
Cass Information Systems, Inc.	7,181	375,925
Ciber, Inc.*	14,300	30,173
Convergys Corp.	63,400	1,760,618
CSG Systems International, Inc.	21,665	978,391
EPAM Systems, Inc.*	27,600	2,060,892
Euronet Worldwide, Inc.*	28,826	2,136,295
Everi Holdings, Inc.*	18,200	41,678
EVERTEC, Inc.	37,900	529,842
ExlService Holdings, Inc.*	22,100	1,144,780
Forrester Research, Inc.	6,200	208,382
Hackett Group, Inc.	1,019	15,407
Heartland Payment Systems, Inc.	20,737	2,002,572
Lionbridge Technologies, Inc.*	8,500	43,010
Luxoft Holding, Inc.*	10,400	572,312
ManTech International Corp., Class A	18,541	593,127
MAXIMUS, Inc.	38,968	2,051,275
MoneyGram International, Inc.*	7,200	44,064
NeuStar, Inc., Class A*	34,700	853,620
Perficient, Inc.*	21,700	471,324
Science Applications International Corp.	24,200	1,290,828
ServiceSource International, Inc.*	19,400	82,644
Sykes Enterprises, Inc.*	21,699	654,876
Syntel, Inc.*	17,964	896,943
TeleTech Holdings, Inc.	9,725	269,966
Travelport Worldwide Ltd.	59,600	814,136
Unisys Corp.*	30,464	234,573
Virtusa Corp.*	16,500	618,090

		25,626,272

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Energy Industries, Inc.*	26,403	918,560
Advanced Micro Devices, Inc.*	359,100	1,023,435
Alpha & Omega Semiconductor Ltd.*	100	1,185
Ambarella, Inc.*	16,600	742,020
Amkor Technology, Inc.*	42,300	249,147
Applied Micro Circuits Corp.*	44,200	285,532
Axcelis Technologies, Inc.*	700	1,960
Brooks Automation, Inc.	59,550	619,320
Cabot Microelectronics Corp.	16,920	692,197
Cascade Microtech, Inc.*	500	10,310
Cavium, Inc.*	30,300	1,853,148
CEVA, Inc.*	11,400	256,500
Cirrus Logic, Inc.*	36,467	1,327,763
Diodes, Inc.*	29,708	597,131
Entegris, Inc.*	77,946	1,061,625
Fairchild Semiconductor International, Inc.*	72,000	1,440,000
FormFactor, Inc.*	32,395	235,512
Inphi Corp.*	18,000	600,120
Integrated Device Technology, Inc.*	89,300	1,825,292
Intersil Corp., Class A	90,700	1,212,659
IXYS Corp.	9,400	105,468
Lattice Semiconductor Corp.*	84,300	478,824
MA-COM Technology Solutions Holdings, Inc.*	13,200	578,028
MaxLinear, Inc., Class A*	23,093	427,221
Microsemi Corp.*	67,913	2,601,747
MKS Instruments, Inc.	33,872	1,275,281
Monolithic Power Systems, Inc.	22,496	1,431,645
Nanometrics, Inc.*	3,200	50,688
NVE Corp.	1,143	64,614
PDF Solutions, Inc.*	10,200	136,476
Photronics, Inc.*	35,600	370,596
Power Integrations, Inc.	18,524	919,902
Rambus, Inc.*	72,100	991,375
Rudolph Technologies, Inc.*	400	5,464
Semtech Corp.*	46,296	1,018,049
Silicon Laboratories, Inc.*	25,000	1,124,000
Synaptics, Inc.*	23,437	1,868,866
Tessera Technologies, Inc.	31,010	961,310
Ultra Clean Holdings, Inc.*	400	2,144
Ultratech, Inc.*	14,924	325,940
Veeco Instruments, Inc.*	30,694	597,919
Xcerra Corp.*	3,000	19,560

		30,308,533

Software (4.5%)
ACI Worldwide, Inc.*	76,416	1,588,689
Aspen Technology, Inc.*	48,200	1,741,466
AVG Technologies N.V.*	23,100	479,325
Barracuda Networks, Inc.*	6,500	100,100
Blackbaud, Inc.	26,487	1,665,767
Bottomline Technologies de, Inc.*	23,491	716,241
BroadSoft, Inc.*	16,600	669,810
Callidus Software, Inc.*	31,500	525,420
CommVault Systems, Inc.*	32,214	1,390,678
Ebix, Inc.	12,200	497,638
Ellie Mae, Inc.*	15,400	1,395,856
EnerNOC, Inc.*	3,100	23,188

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Epiq Systems, Inc.	18,600	$279,372
Fair Isaac Corp.	19,727	2,092,837
Fleetmatics Group plc*	21,500	875,265
Gigamon, Inc.*	15,400	477,708
Globant S.A.*	8,500	262,310
Glu Mobile, Inc.*	44,500	125,490
Guidewire Software, Inc.*	39,200	2,135,616
HubSpot, Inc.*	10,600	462,372
Imperva, Inc.*	12,800	646,400
Infoblox, Inc.*	33,900	579,690
Interactive Intelligence Group, Inc.*	10,000	364,200
Jive Software, Inc.*	5,000	18,900
Manhattan Associates, Inc.*	41,700	2,371,479
Mentor Graphics Corp.	55,718	1,132,747
MicroStrategy, Inc., Class A*	6,309	1,133,854
MobileIron, Inc.*	400	1,808
Model N, Inc.*	300	3,231
Monotype Imaging Holdings, Inc.	26,300	629,096
Park City Group, Inc.*	200	1,808
Paycom Software, Inc.*	17,800	633,680
Paylocity Holding Corp.*	6,600	216,084
Pegasystems, Inc.	20,850	529,173
Progress Software Corp.*	31,977	771,285
Proofpoint, Inc.*	21,300	1,145,514
PROS Holdings, Inc.*	14,900	175,671
Qlik Technologies, Inc.*	51,600	1,492,272
Qualys, Inc.*	11,600	293,596
RealPage, Inc.*	31,500	656,460
RingCentral, Inc., Class A*	30,300	477,225
Rovi Corp.*	49,900	1,023,449
Rubicon Project, Inc.*	5,100	93,228
Sapiens International Corp. N.V.	100	1,198
SeaChange International, Inc.*	7,200	39,744
Silver Spring Networks, Inc.*	20,300	299,425
Synchronoss Technologies, Inc.*	25,434	822,536
Take-Two Interactive Software, Inc.*	53,356	2,009,921
Tangoe, Inc.*	10,200	80,478
Textura Corp.*	4,600	85,698
TiVo, Inc.*	66,167	629,248
Tyler Technologies, Inc.*	20,177	2,594,964
Varonis Systems, Inc.*	3,500	63,875
VASCO Data Security International, Inc.*	16,900	260,260
Verint Systems, Inc.*	35,751	1,193,368
Xura, Inc.*	15,600	306,852
Zendesk, Inc.*	30,300	634,179

		40,917,744

Technology Hardware, Storage & Peripherals (0.5%)
Cray, Inc.*	25,400	1,064,514
Diebold, Inc.	36,600	1,058,106
Eastman Kodak Co.*	4,700	50,995
Electronics for Imaging, Inc.*	26,952	1,142,495
Nimble Storage, Inc.*	15,600	122,304
Pure Storage, Inc., Class A*	10,800	147,852
Quantum Corp.*	24,781	15,117
Silicon Graphics International Corp.*	1,600	11,392
Stratasys Ltd.*	28,800	746,496
Super Micro Computer, Inc.*	19,900	678,192

		5,037,463

Total Information Technology		165,021,751

Materials (3.8%)
Chemicals (1.8%)
A. Schulman, Inc.	13,843	376,806
American Vanguard Corp.*	10,200	160,956
Axiall Corp.	43,800	956,592
Balchem Corp.	19,085	1,183,652
Calgon Carbon Corp.	35,038	491,233
Chase Corp.	400	21,036
Chemtura Corp.*	42,400	1,119,360
Ferro Corp.*	52,173	619,294
Flotek Industries, Inc.*	31,000	227,230
FutureFuel Corp.	3,300	38,907
H.B. Fuller Co.	28,859	1,225,065
Hawkins, Inc.	3,400	122,706
Innophos Holdings, Inc.	14,913	460,961
Innospec, Inc.	17,400	754,464
Intrepid Potash, Inc.*	37,100	41,181
Koppers Holdings, Inc.*	15,013	337,342
Kraton Performance Polymers, Inc.*	23,400	404,820
Kronos Worldwide, Inc.	12,400	70,928
LSB Industries, Inc.*	10,000	127,500
Minerals Technologies, Inc.	21,250	1,208,062
Olin Corp.	92,501	1,606,742
OMNOVA Solutions, Inc.*	16,500	91,740
PolyOne Corp.	54,300	1,642,575
Quaker Chemical Corp.	9,100	772,226
Rayonier Advanced Materials, Inc.	900	8,550
Rentech, Inc.*	8,140	18,071
Sensient Technologies Corp.	24,725	1,569,048
Solazyme, Inc.*	32,400	65,772
Stepan Co.	12,488	690,462
Trecora Resources*	600	5,772
Tredegar Corp.	14,729	231,540
Trinseo S.A.*	6,300	231,903
Tronox Ltd., Class A	11,600	74,124

		16,956,620

Construction Materials (0.2%)
Headwaters, Inc.*	45,700	906,688
Summit Materials, Inc., Class A*	14,616	284,281
U.S. Concrete, Inc.*	8,300	494,514
United States Lime & Minerals, Inc.	400	24,004

		1,709,487

Containers & Packaging (0.4%)
AEP Industries, Inc.	200	13,200
Berry Plastics Group, Inc.*	67,400	2,436,510
Greif, Inc., Class A	17,400	569,850
Multi Packaging Solutions International Ltd.*	5,200	84,396
Myers Industries, Inc.	21,900	281,634

		3,385,590

Metals & Mining (0.8%)
AK Steel Holding Corp.*	78,700	325,031
Carpenter Technology Corp.	28,500	975,555
Cliffs Natural Resources, Inc.*	86,500	259,500
Coeur Mining, Inc.*	31,136	174,984
Commercial Metals Co.	63,100	1,070,807
Ferroglobe plc	35,400	311,874
Handy & Harman Ltd.*	900	24,615
Haynes International, Inc.	8,833	322,404
Hecla Mining Co.	199,429	554,413
Kaiser Aluminum Corp.	9,591	810,823
Materion Corp.	8,845	234,216
Redcorp Ventures Ltd.(b)*†	46,400	—
Schnitzer Steel Industries, Inc., Class A	11,000	202,840
Stillwater Mining Co.*	75,678	805,971
SunCoke Energy, Inc.	36,710	238,615
TimkenSteel Corp.	22,500	204,750
Worthington Industries, Inc.	27,480	979,387

		7,495,785

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	470,344

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Clearwater Paper Corp.*	10,838	$525,751
Deltic Timber Corp.	4,353	261,833
KapStone Paper and Packaging Corp.	54,972	761,362
Louisiana-Pacific Corp.*	89,148	1,526,214
Neenah Paper, Inc.	10,700	681,162
P.H. Glatfelter Co.	28,215	584,897
Schweitzer-Mauduit International, Inc.	16,964	534,027

		5,345,590

Total Materials		34,893,072

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	57,000	573,420
Atlantic Tele-Network, Inc.	6,800	515,644
Cincinnati Bell, Inc.*	118,537	458,738
Cogent Communications Holdings, Inc.	30,225	1,179,682
Consolidated Communications Holdings, Inc.	34,635	892,198
FairPoint Communications, Inc.*	2,200	32,736
General Communication, Inc., Class A*	20,600	377,392
Globalstar, Inc.*	268,800	395,136
Hawaiian Telcom Holdco, Inc.*	700	16,485
IDT Corp., Class B	10,900	169,931
Inteliquent, Inc.	18,627	298,963
Intelsat S.A.*	17,100	43,092
Iridium Communications, Inc.*	46,500	365,955
Lumos Networks Corp.*	12,760	163,838
ORBCOMM, Inc.*	12,400	125,612
pdvWireless, Inc.*	500	17,170
Straight Path Communications, Inc., Class B*	4,300	133,429
Vonage Holdings Corp.*	101,100	462,027
Windstream Holdings, Inc.	56,900	436,992

		6,658,440

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	24,900	192,228
NTELOS Holdings Corp.*	3,100	28,520
Shenandoah Telecommunications Co.	26,848	718,184
Spok Holdings, Inc.	16,800	294,168

		1,233,100

Total Telecommunication Services		7,891,540

Utilities (4.2%)
Electric Utilities (1.4%)
ALLETE, Inc.	28,423	1,593,678
Cleco Corp.	35,281	1,947,864
El Paso Electric Co.	21,946	1,006,882
Empire District Electric Co.	30,023	992,260
IDACORP, Inc.	29,208	2,178,625
MGE Energy, Inc.	23,179	1,211,103
Otter Tail Corp.	22,725	673,114
PNM Resources, Inc.	48,881	1,648,267
Portland General Electric Co.	46,832	1,849,396

		13,101,189

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	11,250	708,413
Laclede Group, Inc.	25,052	1,697,273
New Jersey Resources Corp.	46,322	1,687,510
Northwest Natural Gas Co.	15,142	815,397
ONE Gas, Inc.	30,000	1,833,000
Piedmont Natural Gas Co., Inc.#	43,577	2,607,212
South Jersey Industries, Inc.	41,952	1,193,534
Southwest Gas Corp.	26,036	1,714,471
WGL Holdings, Inc.	26,925	1,948,562

		14,205,372

Independent Power and Renewable Electricity Producers (0.4%)
Abengoa Yield plc	27,694	492,399
Atlantic Power Corp.	400	984
Dynegy, Inc.*	71,223	1,023,474
NRG Yield, Inc., Class A	8,900	120,773
NRG Yield, Inc., Class C	35,782	509,536
Ormat Technologies, Inc.	19,200	791,808
Pattern Energy Group, Inc.	29,200	556,844
Talen Energy Corp.*	47,100	423,900
Vivint Solar, Inc.*	11,000	29,150

		3,948,868

Multi-Utilities (0.6%)
Avista Corp.	36,899	1,504,741
Black Hills Corp.	28,419	1,708,834
NorthWestern Corp.	26,878	1,659,717
Unitil Corp.	4,600	195,454

		5,068,746

Water Utilities (0.3%)
American States Water Co.	23,758	935,115
California Water Service Group	33,500	895,120
Connecticut Water Service, Inc.	6,200	279,620
SJW Corp.	8,800	319,880

		2,429,735

Total Utilities		38,753,910

Total Common Stocks (99.0%) (Cost $645,366,517)		909,711,261

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics International Ltd. (Contingent Value Shares)(b)*†	48,600	2,916
Durata Therapeutics, Inc. (Contingent Value Shares)(b)*†	9,800	1,176
Dyax Corp. (Contingent Value Shares)(b)*†	85,268	70,985

		75,077

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	10,000	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	5,500	2,475

		2,475

Total Health Care		77,552

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	44,800	84,672

Total Telecommunication Services		84,672

Total Rights (0.0%) (Cost $—)		162,224

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	10,490	$—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,802,531	5,802,531

Total Short-Term Investment (0.6%) (Cost $5,802,531)		5,802,531

Total Investments (99.6%) (Cost $651,169,048)		915,676,016
Other Assets Less Liabilities (0.4%)		3,797,009

Net Assets (100%)		$919,473,025

*	Non-income producing.

†	Securities (totaling $208,464 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,207,747.

(b)	Illiquid Security.

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	60	June-16	$6,376,422	$6,657,600	$281,178

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$127,604,045	$331,194	$—		$127,935,239
Consumer Staples	33,038,291	—	—		33,038,291
Energy	22,892,520	—	—		22,892,520
Financials	237,161,756	—	46,240		237,207,996
Health Care	124,301,053	—	—		124,301,053
Industrials	117,775,889	—	—		117,775,889
Information Technology	164,218,668	803,083	—		165,021,751
Materials	34,323,222	569,850	—	(d)	34,893,072
Telecommunication Services	7,891,540	—	—		7,891,540
Utilities	38,753,910	—	—		38,753,910
Futures	281,178	—	—		281,178
Rights
Health Care	—	—	77,552		77,552
Telecommunication Services	—	—	84,672		84,672
Short-Term Investments	5,802,531	—	—		5,802,531
Warrants
Energy	—	—	—	(d)	—	(d)

Total Assets	$914,044,603	$1,704,127	$208,464		$915,957,194

Total Liabilities	$—	$—	$—		$—

Total	$914,044,603	$1,704,127	$208,464		$915,957,194

(a)	A security with a market value of $83,844 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $1,372,933 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $46,240 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$366,827,057
Aggregate gross unrealized depreciation	(105,557,920)

Net unrealized appreciation	$261,269,137

Federal income tax cost of investments	$654,406,879

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.2%)
Auto Components (1.2%)
BorgWarner, Inc.	154,400	$5,928,960
Delphi Automotive plc	72,000	5,401,440

		11,330,400

Automobiles (1.6%)
Ferrari N.V.*	107,820	4,496,094
Tesla Motors, Inc.*	47,447	10,901,897

		15,397,991

Hotels, Restaurants & Leisure (4.4%)
Hilton Worldwide Holdings, Inc.	253,700	5,713,324
Las Vegas Sands Corp.	108,065	5,584,799
Marriott International, Inc., Class A	102,000	7,260,360
MGM Resorts International*	506,546	10,860,346
Royal Caribbean Cruises Ltd.	63,800	5,241,170
Starbucks Corp.	130,864	7,812,581

		42,472,580

Internet & Catalog Retail (11.4%)
Amazon.com, Inc.*	110,802	65,776,499
Netflix, Inc.*	71,010	7,259,352
Priceline Group, Inc.*	28,164	36,302,270

		109,338,121

Media (0.6%)
Walt Disney Co.	55,228	5,484,693

Specialty Retail (4.1%)
AutoZone, Inc.*	13,214	10,527,462
CarMax, Inc.*	76,368	3,902,405
Lowe’s Cos., Inc.	150,596	11,407,647
Ross Stores, Inc.	92,126	5,334,095
Tractor Supply Co.	94,858	8,580,855

		39,752,464

Textiles, Apparel & Luxury Goods (1.9%)
Hanesbrands, Inc.	296,900	8,414,146
NIKE, Inc., Class B	154,400	9,490,968

		17,905,114

Total Consumer Discretionary		241,681,363

Consumer Staples (3.5%)
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	22,010	3,468,336
CVS Health Corp.	73,196	7,592,621
Walgreens Boots Alliance, Inc.	131,400	11,069,136

		22,130,093

Tobacco (1.2%)
Philip Morris International, Inc.	115,100	11,292,461

Total Consumer Staples		33,422,554

Financials (6.1%)
Capital Markets (2.4%)
BlackRock, Inc.	7,200	2,452,104
Morgan Stanley	372,100	9,306,221
State Street Corp.	97,400	5,699,848
TD Ameritrade Holding Corp.	185,418	5,846,229

		23,304,402

Diversified Financial Services (1.1%)
Intercontinental Exchange, Inc.	44,061	10,360,504

Real Estate Investment Trusts (REITs) (2.6%)
American Tower Corp. (REIT)	168,357	17,234,706
Crown Castle International Corp. (REIT)	88,174	7,627,051

		24,861,757

Total Financials		58,526,663

Health Care (19.8%)
Biotechnology (6.3%)
Alexion Pharmaceuticals, Inc.*	114,924	15,999,719
Biogen, Inc.*	24,974	6,501,232
BioMarin Pharmaceutical, Inc.*	40,300	3,323,944
Celgene Corp.*	95,680	9,576,611
Gilead Sciences, Inc.	92,160	8,465,818
Incyte Corp.*	53,700	3,891,639
Regeneron Pharmaceuticals, Inc.*	14,003	5,047,241
Vertex Pharmaceuticals, Inc.*	99,697	7,924,914

		60,731,118

Health Care Equipment & Supplies (2.3%)
Intuitive Surgical, Inc.*	24,100	14,485,305
Stryker Corp.	71,200	7,639,048

		22,124,353

Health Care Providers & Services (6.2%)
Aetna, Inc.	67,900	7,628,565
Anthem, Inc.	93,800	13,037,262
Cigna Corp.	57,300	7,863,852
Humana, Inc.	47,900	8,763,305
McKesson Corp.	52,932	8,323,557
UnitedHealth Group, Inc.	105,092	13,546,359

		59,162,900

Life Sciences Tools & Services (0.3%)
Illumina, Inc.*	17,700	2,869,347

Pharmaceuticals (4.7%)
Allergan plc*	101,605	27,233,188
Bristol-Myers Squibb Co.	274,000	17,503,120

		44,736,308

Total Health Care		189,624,026

Industrials (10.9%)
Aerospace & Defense (1.5%)
Boeing Co.	109,496	13,899,422

Air Freight & Logistics (0.6%)
FedEx Corp.	33,200	5,402,304

Airlines (3.0%)
American Airlines Group, Inc.	460,100	18,868,701
United Continental Holdings, Inc.*	157,597	9,433,757

		28,302,458

Industrial Conglomerates (3.5%)
Danaher Corp.	268,932	25,510,889
Roper Technologies, Inc.	43,106	7,878,484

		33,389,373

Machinery (1.4%)
Flowserve Corp.	100,802	4,476,617
Wabtec Corp.	118,700	9,411,723

		13,888,340

Professional Services (0.2%)
IHS, Inc., Class A*	17,800	2,210,048

Road & Rail (0.7%)
Canadian Pacific Railway Ltd.	41,000	5,440,290
Kansas City Southern	14,700	1,256,115

		6,696,405

Total Industrials		103,788,350

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (31.3%)
Communications Equipment (0.7%)
Palo Alto Networks, Inc.*	43,300	$7,063,962

Internet Software & Services (13.8%)
Alibaba Group Holding Ltd. (ADR)*	37,136	2,934,858
Alphabet, Inc., Class A*	45,300	34,559,370
Alphabet, Inc., Class C*	40,405	30,099,705
Facebook, Inc., Class A*	341,400	38,953,740
LinkedIn Corp., Class A*	28,353	3,242,165
Tencent Holdings Ltd.	652,900	13,331,790
VeriSign, Inc.*	103,000	9,119,620

		132,241,248

IT Services (6.3%)
Fiserv, Inc.*	62,506	6,411,865
MasterCard, Inc., Class A	252,290	23,841,405
PayPal Holdings, Inc.*	165,500	6,388,300
Visa, Inc., Class A	312,008	23,862,372

		60,503,942

Semiconductors & Semiconductor Equipment (1.6%)
ASML Holding N.V. (N.Y. Shares)	66,500	6,675,935
NXP Semiconductors N.V.*	102,600	8,317,782

		14,993,717

Software (6.3%)
Microsoft Corp.	534,600	29,525,958
Mobileye N.V.*	232,300	8,662,467
NetSuite, Inc.*	64,089	4,389,456
salesforce.com, Inc.*	170,279	12,571,699
ServiceNow, Inc.*	85,847	5,252,119

		60,401,699

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	226,674	24,705,199

Total Information Technology		299,909,767

Materials (1.1%)
Chemicals (0.7%)
Ashland, Inc.	56,900	6,256,724

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	24,417	3,894,756

Total Materials		10,151,480

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	122,300	4,684,090

Total Telecommunication Services		4,684,090

Total Common Stocks (98.4%) (Cost $669,448,492)		941,788,293

SHORT-TERM INVESTMENT:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	16,678,997	16,678,997

Total Short-Term Investment (1.7%) (Cost $16,678,997)		16,678,997

Total Investments (100.1%) (Cost $686,127,489)		958,467,290
Other Assets Less Liabilities (-0.1%)		(663,302)

Net Assets (100%)		$957,803,988

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$241,681,363	$—	$—	$241,681,363
Consumer Staples	33,422,554	—	—	33,422,554
Financials	58,526,663	—	—	58,526,663
Health Care	189,624,026	—	—	189,624,026
Industrials	103,788,350	—	—	103,788,350
Information Technology	286,577,977	13,331,790	—	299,909,767
Materials	10,151,480	—	—	10,151,480
Telecommunication Services	4,684,090	—	—	4,684,090
Short-Term Investments	16,678,997	—	—	16,678,997

Total Assets	$945,135,500	$13,331,790	$—	$958,467,290

Total Liabilities	$—	$—	$—	$—

Total	$945,135,500	$13,331,790	$—	$958,467,290

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,350,586
Aggregate gross unrealized depreciation	(15,537,639)

Net unrealized appreciation	$271,812,947

Federal income tax cost of investments	$686,654,343

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (1.4%)
Delphi Automotive plc	16,667	$1,250,358

Automobiles (2.0%)
General Motors Co.	56,597	1,778,844

Hotels, Restaurants & Leisure (2.6%)
Yum! Brands, Inc.	28,658	2,345,657

Household Durables (0.8%)
Lennar Corp., Class A	15,968	772,213

Internet & Catalog Retail (2.9%)
Amazon.com, Inc.*	3,161	1,876,496
Expedia, Inc.	6,910	745,036

		2,621,532

Media (5.3%)
CBS Corp. (Non-Voting), Class B	23,960	1,319,956
Time Warner, Inc.	14,954	1,084,913
Walt Disney Co.	24,078	2,391,186

		4,796,055

Specialty Retail (1.0%)
Best Buy Co., Inc.	29,034	941,863

Total Consumer Discretionary		14,506,522

Consumer Staples (11.2%)
Beverages (3.2%)
PepsiCo, Inc.	28,326	2,902,849

Food & Staples Retailing (2.0%)
Walgreens Boots Alliance, Inc.	21,168	1,783,192

Food Products (2.2%)
Mondelez International, Inc., Class A	50,011	2,006,441

Tobacco (3.8%)
Philip Morris International, Inc.	35,489	3,481,826

Total Consumer Staples		10,174,308

Energy (6.4%)
Energy Equipment & Services (2.4%)
Halliburton Co.	25,985	928,184
McDermott International, Inc.*	161,074	658,793
Noble Corp. plc	56,079	580,417

		2,167,394

Oil, Gas & Consumable Fuels (4.0%)
Cobalt International Energy, Inc.*	115,992	344,496
EOG Resources, Inc.	14,064	1,020,765
Gulfport Energy Corp.*	17,549	497,339
Laredo Petroleum, Inc.*	63,407	502,818
Oasis Petroleum, Inc.*	88,250	642,460
SM Energy Co.	31,957	598,874

		3,606,752

Total Energy		5,774,146

Financials (19.0%)
Banks (6.2%)
Citigroup, Inc.	44,298	1,849,441
JPMorgan Chase & Co.	40,491	2,397,877
U.S. Bancorp	34,003	1,380,182

		5,627,500

Capital Markets (2.0%)
Invesco Ltd.	28,300	870,791
Morgan Stanley	39,100	977,891

		1,848,682

Consumer Finance (1.6%)
American Express Co.	24,010	1,474,214

Insurance (5.8%)
Aflac, Inc.	18,777	1,185,580
Aon plc	18,570	1,939,636
Lincoln National Corp.	21,861	856,951
MetLife, Inc.	28,901	1,269,910

		5,252,077

Real Estate Investment Trusts (REITs) (3.4%)
Digital Realty Trust, Inc. (REIT)	13,407	1,186,386
Simon Property Group, Inc. (REIT)	9,100	1,889,979

		3,076,365

Total Financials		17,278,838

Health Care (15.5%)
Biotechnology (3.3%)
Alnylam Pharmaceuticals, Inc.*	16,638	1,044,367
Atara Biotherapeutics, Inc.*	12,922	245,906
Chimerix, Inc.*	35,294	180,352
Lexicon Pharmaceuticals, Inc.*	97,451	1,164,539
MacroGenics, Inc.*	3,336	62,550
Regulus Therapeutics, Inc.*	16,192	112,211
TG Therapeutics, Inc.*	16,533	140,861

		2,950,786

Health Care Equipment & Supplies (0.5%)
HeartWare International, Inc.*	15,685	492,823

Health Care Providers & Services (2.9%)
Envision Healthcare Holdings, Inc.*	45,073	919,489
UnitedHealth Group, Inc.	13,233	1,705,734

		2,625,223

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	5,876	803,367

Pharmaceuticals (7.9%)
Allergan plc*	6,027	1,615,417
Catalent, Inc.*	39,417	1,051,251
Eli Lilly & Co.	16,036	1,154,752
Impax Laboratories, Inc.*	23,236	744,017
Mallinckrodt plc*	11,609	711,400
Medicines Co.*	22,315	708,948
Teva Pharmaceutical Industries Ltd. (ADR)	22,640	1,211,466

		7,197,251

Total Health Care		14,069,450

Industrials (8.3%)
Aerospace & Defense (1.3%)
United Technologies Corp.	12,296	1,230,830

Airlines (1.9%)
United Continental Holdings, Inc.*	28,143	1,684,640

Machinery (2.2%)
Caterpillar, Inc.	18,985	1,453,112
Colfax Corp.*	19,321	552,387

		2,005,499

Road & Rail (2.9%)
Norfolk Southern Corp.	10,391	865,051

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	22,393	$1,781,363

		2,646,414

Total Industrials		7,567,383

Information Technology (20.9%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	8,563	540,325

Electronic Equipment, Instruments & Components (2.8%)
CDW Corp.	20,662	857,473
Dolby Laboratories, Inc., Class A	24,913	1,082,719
Jabil Circuit, Inc.	30,993	597,235

		2,537,427

Internet Software & Services (2.9%)
Cornerstone OnDemand, Inc.*	21,275	697,181
Facebook, Inc., Class A*	16,808	1,917,793

		2,614,974

IT Services (2.9%)
First Data Corp., Class A*	36,017	466,060
ServiceSource International, Inc.*	89,921	383,064
Visa, Inc., Class A	23,538	1,800,186

		2,649,310

Semiconductors & Semiconductor Equipment (7.1%)
Broadcom Ltd.	8,000	1,236,000
Lam Research Corp.	9,289	767,271
Maxim Integrated Products, Inc.	18,301	673,111
Micron Technology, Inc.*	107,386	1,124,331
NXP Semiconductors N.V.*	7,797	632,103
ON Semiconductor Corp.*	61,932	593,928
Qorvo, Inc.*	11,968	603,307
Skyworks Solutions, Inc.	9,563	744,958

		6,375,009

Software (3.8%)
Check Point Software Technologies Ltd.*	15,174	1,327,270
Symantec Corp.	54,498	1,001,673
VMware, Inc., Class A*	21,828	1,141,823

		3,470,766

Technology Hardware, Storage & Peripherals (0.8%)
Western Digital Corp.	15,508	732,598

Total Information Technology		18,920,409

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
T-Mobile US, Inc.*	22,367	856,656

Total Telecommunication Services		856,656

Total Common Stocks (98.2%) (Cost $86,259,097)		89,147,712

SHORT-TERM INVESTMENT:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,228,274	3,228,274

Total Short-Term Investment (3.6%) (Cost $3,228,274)		3,228,274

Total Investments (101.8%) (Cost $89,487,371)		92,375,986
Other Assets Less Liabilities (-1.8%)		(1,651,671)

Net Assets (100%)		$90,724,315

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,506,522	$—	$—	$14,506,522
Consumer Staples	10,174,308	—	—	10,174,308
Energy	5,774,146	—	—	5,774,146
Financials	17,278,838	—	—	17,278,838
Health Care	14,069,450	—	—	14,069,450
Industrials	7,567,383	—	—	7,567,383
Information Technology	18,920,409	—	—	18,920,409
Telecommunication Services	856,656	—	—	856,656
Short-Term Investments	3,228,274	—	—	3,228,274

Total Assets	$92,375,986	$—	$—	$92,375,986

Total Liabilities	$—	$—	$—	$—

Total	$92,375,986	$—	$—	$92,375,986

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,793,223
Aggregate gross unrealized depreciation	(9,919,881)

Net unrealized appreciation	$2,873,342

Federal income tax cost of investments	$89,502,644

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.1%)
Auto Components (1.5%)
Delphi Automotive plc	73,100	$5,483,962

Diversified Consumer Services (2.3%)
ServiceMaster Global Holdings, Inc.*	222,678	8,390,507

Hotels, Restaurants & Leisure (7.2%)
Dave & Buster’s Entertainment, Inc.*	33,668	1,305,645
McDonald’s Corp.	59,300	7,452,824
Starbucks Corp.	109,300	6,525,210
Vail Resorts, Inc.	44,877	6,000,055
Yum! Brands, Inc.	66,400	5,434,840

		26,718,574

Internet & Catalog Retail (4.1%)
Amazon.com, Inc.*	21,953	13,032,179
Ctrip.com International Ltd. (ADR)*	44,600	1,973,996

		15,006,175

Media (1.2%)
Cinemark Holdings, Inc.	121,798	4,364,022

Multiline Retail (1.2%)
Dollar General Corp.	52,500	4,494,000

Specialty Retail (3.6%)
Home Depot, Inc.	99,200	13,236,256

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	60,900	3,743,523

Total Consumer Discretionary		81,437,019

Consumer Staples (6.6%)
Beverages (5.5%)
Constellation Brands, Inc., Class A	49,904	7,539,995
Dr. Pepper Snapple Group, Inc.	89,800	8,029,916
Monster Beverage Corp.*	34,500	4,601,610

		20,171,521

Food & Staples Retailing (1.1%)
Walgreens Boots Alliance, Inc.	48,100	4,051,944

Total Consumer Staples		24,223,465

Financials (6.8%)
Capital Markets (2.6%)
Raymond James Financial, Inc.	98,904	4,708,819
SEI Investments Co.	109,600	4,718,280

		9,427,099

Diversified Financial Services (2.8%)
Intercontinental Exchange, Inc.	24,606	5,785,855
McGraw Hill Financial, Inc.	47,800	4,731,244

		10,517,099

Real Estate Management & Development (1.4%)
CBRE Group, Inc., Class A*	182,729	5,266,250

Total Financials		25,210,448

Health Care (14.0%)
Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.*	34,500	4,803,090
Celgene Corp.*	26,013	2,603,641
Gilead Sciences, Inc.	48,102	4,418,650

		11,825,381

Health Care Equipment & Supplies (5.3%)
Align Technology, Inc.*	67,600	4,913,844
Baxter International, Inc.	56,900	2,337,452
Boston Scientific Corp.*	200,000	3,762,000
Edwards Lifesciences Corp.*	19,900	1,755,379
Intuitive Surgical, Inc.*	8,900	5,349,345
Teleflex, Inc.	9,271	1,455,640

		19,573,660

Health Care Providers & Services (2.8%)
UnitedHealth Group, Inc.	81,800	10,544,020

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	154,300	9,856,684

Total Health Care		51,799,745

Industrials (9.8%)
Aerospace & Defense (1.1%)
Orbital ATK, Inc.	48,100	4,181,814

Airlines (1.5%)
Delta Air Lines, Inc.	114,600	5,578,728

Commercial Services & Supplies (2.0%)
KAR Auction Services, Inc.	193,400	7,376,276

Electrical Equipment (1.1%)
Acuity Brands, Inc.	19,400	4,231,916

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	44,300	4,407,850

Machinery (0.7%)
Proto Labs, Inc.*	33,160	2,556,305

Professional Services (1.1%)
Verisk Analytics, Inc.*	49,937	3,990,965

Trading Companies & Distributors (1.1%)
HD Supply Holdings, Inc.*	118,474	3,917,935

Total Industrials		36,241,789

Information Technology (34.8%)
Communications Equipment (1.3%)
Harris Corp.	62,900	4,897,394

Internet Software & Services (12.1%)
Alphabet, Inc., Class A*	16,208	12,365,083
Alphabet, Inc., Class C*	12,747	9,495,878
CoStar Group, Inc.*	21,100	3,970,387
Facebook, Inc., Class A*	118,888	13,565,121
Tencent Holdings Ltd. (ADR)	247,900	5,067,076

		44,463,545

IT Services (8.3%)
Alliance Data Systems Corp.*	14,200	3,124,000
Broadridge Financial Solutions, Inc.	67,185	3,984,742
EPAM Systems, Inc.*	81,613	6,094,043
PayPal Holdings, Inc.*	143,200	5,527,520
Visa, Inc., Class A	155,264	11,874,591

		30,604,896

Software (8.9%)
Adobe Systems, Inc.*	59,100	5,543,580
Electronic Arts, Inc.*	96,300	6,366,393
salesforce.com, Inc.*	68,700	5,072,121
ServiceNow, Inc.*	78,323	4,791,801

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tableau Software, Inc., Class A*	21,069	$966,435
Take-Two Interactive Software, Inc.*	178,900	6,739,163
Tyler Technologies, Inc.*	25,500	3,279,555

		32,759,048

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	142,079	15,485,190

Total Information Technology		128,210,073

Materials (3.1%)
Chemicals (1.8%)
Sherwin-Williams Co.	23,700	6,746,679

Construction Materials (1.3%)
Vulcan Materials Co.	44,300	4,676,751

Total Materials		11,423,430

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
SBA Communications Corp., Class A*	30,760	3,081,229
Zayo Group Holdings, Inc.*	184,200	4,465,008

Total Telecommunication Services		7,546,237

Total Common Stocks (99.2%) (Cost $302,113,679)		366,092,206

SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,801,016	5,801,016

Total Short-Term Investment (1.6%) (Cost $5,801,016)		5,801,016

Total Investments (100.8%) (Cost $307,914,695)		371,893,222
Other Assets Less Liabilities (-0.8%)		(2,916,350)

Net Assets (100%)		$368,976,872

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$81,437,019	$—	$—	$81,437,019
Consumer Staples	24,223,465	—	—	24,223,465
Financials	25,210,448	—	—	25,210,448
Health Care	51,799,745	—	—	51,799,745
Industrials	36,241,789	—	—	36,241,789
Information Technology	128,210,073	—	—	128,210,073
Materials	11,423,430	—	—	11,423,430
Telecommunication Services	7,546,237	—	—	7,546,237
Short-Term Investments	5,801,016	—	—	5,801,016

Total Assets	$371,893,222	$—	$—	$371,893,222

Total Liabilities	$—	$—	$—	$—

Total	$371,893,222	$—	$—	$371,893,222

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,962,211
Aggregate gross unrealized depreciation	(10,097,421)

Net unrealized appreciation	$63,864,790

Federal income tax cost of investments	$308,028,432

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.9%)
Auto Components (0.3%)
BorgWarner, Inc.	12,240	$470,016
Dana Holding Corp.	6,468	91,134
Delphi Automotive plc	13,400	1,005,268
Gentex Corp.	10,700	167,883
Gentherm, Inc.*	1,188	49,409
Johnson Controls, Inc.	8,700	339,039
Lear Corp.	3,200	355,744
Visteon Corp.	2,100	167,139

		2,645,632

Automobiles (0.7%)
Ferrari N.V.*	14,870	620,079
Harley-Davidson, Inc.	5,291	271,587
Tesla Motors, Inc.*	27,168	6,242,391
Thor Industries, Inc.	2,700	172,179

		7,306,236

Distributors (0.1%)
Genuine Parts Co.	7,193	714,696
LKQ Corp.*	15,863	506,506
Pool Corp.	2,112	185,307

		1,406,509

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	129,560
H&R Block, Inc.	12,011	317,331
Houghton Mifflin Harcourt Co.*	6,200	123,628
Service Corp. International	7,325	180,781
ServiceMaster Global Holdings, Inc.*	4,800	180,864

		932,164

Hotels, Restaurants & Leisure (3.2%)
Aramark	8,200	271,584
Bloomin’ Brands, Inc.	6,400	107,968
Brinker International, Inc.	2,800	128,660
Chipotle Mexican Grill, Inc.*	1,586	746,958
Choice Hotels International, Inc.	2,332	126,045
Darden Restaurants, Inc.	2,300	152,490
Denny’s Corp.*	5,082	52,649
DineEquity, Inc.	1,452	135,660
Domino’s Pizza, Inc.	2,508	330,705
Dunkin’ Brands Group, Inc.	5,362	252,925
Extended Stay America, Inc.	3,000	48,900
Hilton Worldwide Holdings, Inc.	132,655	2,987,391
Interval Leisure Group, Inc.	2,371	34,237
Jack in the Box, Inc.	1,900	121,353
Las Vegas Sands Corp.	16,537	854,632
Marriott International, Inc., Class A	9,754	694,290
McDonald’s Corp.	40,346	5,070,685
MGM Resorts International*	97,279	2,085,662
Norwegian Cruise Line Holdings Ltd.*	5,600	309,624
Panera Bread Co., Class A*	1,452	297,413
Pinnacle Entertainment, Inc.*	2,068	72,587
Popeyes Louisiana Kitchen, Inc.*	726	37,795
Royal Caribbean Cruises Ltd.	7,600	624,340
Scientific Games Corp., Class A*	5,016	47,301
SeaWorld Entertainment, Inc.	5,000	105,300
Six Flags Entertainment Corp.	3,500	194,215
Sonic Corp.	4,554	160,119
Starbucks Corp.	113,398	6,769,861
Starwood Hotels & Resorts Worldwide, Inc.	7,930	661,600
Vail Resorts, Inc.	1,700	227,290
Wyndham Worldwide Corp.	6,732	514,527
Wynn Resorts Ltd.	4,058	379,139
Yum! Brands, Inc.	20,262	1,658,445
Zoe’s Kitchen, Inc.*	155,800	6,074,642

		32,336,992

Household Durables (0.6%)
CalAtlantic Group, Inc.	4,500	150,390
D.R. Horton, Inc.	6,300	190,449
GoPro, Inc., Class A*	4,200	50,232
Harman International Industries, Inc.	3,400	302,736
iRobot Corp.*	990	34,947
Jarden Corp.*	9,000	530,550
Leggett & Platt, Inc.	6,400	309,760
Lennar Corp., Class A	3,400	164,424
Mohawk Industries, Inc.*	2,000	381,800
Newell Rubbermaid, Inc.	60,351	2,672,946
NVR, Inc.*	198	343,015
Tempur Sealy International, Inc.*	3,100	188,449
Toll Brothers, Inc.*	4,400	129,844
TopBuild Corp.*	1,868	55,554
Tupperware Brands Corp.	2,300	133,354
Whirlpool Corp.	900	162,306

		5,800,756

Internet & Catalog Retail (5.5%)
Amazon.com, Inc.*	47,552	28,228,769
Expedia, Inc.	5,530	596,245
HSN, Inc.	2,300	120,313
Liberty Interactive Corp. QVC Group*	75,522	1,906,930
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	168,859
Liberty Ventures*	21,544	842,801
Netflix, Inc.*	66,150	6,762,515
Nutrisystem, Inc.	1,650	34,436
Priceline Group, Inc.*	13,342	17,197,304
TripAdvisor, Inc.*	4,944	328,776
Wayfair, Inc., Class A*	3,200	138,304

		56,325,252

Leisure Products (0.1%)
Hasbro, Inc.	4,339	347,554
Polaris Industries, Inc.	3,208	315,924

		663,478

Media (5.3%)
AMC Networks, Inc., Class A*	39,928	2,592,924
Cablevision Systems Corp. - New York Group, Class A	4,500	148,500
CBS Corp. (Non-Voting), Class B	40,680	2,241,061
Charter Communications, Inc., Class A*	17,461	3,534,630
Cinemark Holdings, Inc.	5,280	189,182
Comcast Corp., Class A	221,463	13,526,960
Discovery Communications, Inc., Class A*	84,934	2,431,661
Discovery Communications, Inc., Class C*	40,176	1,084,752
DISH Network Corp., Class A*	6,839	316,372
Interpublic Group of Cos., Inc.	20,877	479,127
Liberty Broadband Corp.*	27,322	1,585,660
Liberty Global plc*	30,650	1,160,742
Liberty Global plc LiLAC, Class A*	506	17,740
Liberty Global plc LiLAC, Class C*	506	19,167
Liberty Media Corp.*	49,457	1,892,701
Lions Gate Entertainment Corp.	4,400	96,140
Live Nation Entertainment, Inc.*	6,800	151,708
Loral Space & Communications, Inc.*	98	3,443
Madison Square Garden Co., Class A*	11,820	1,966,375

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MSG Networks, Inc., Class A*	35,561	$614,850
Omnicom Group, Inc.	11,026	917,694
Scripps Networks Interactive, Inc., Class A	4,861	318,396
Sirius XM Holdings, Inc.*	96,911	382,799
Starz, Class A*	21,763	573,020
Time Warner Cable, Inc.	13,469	2,756,027
Time Warner, Inc.	19,800	1,436,490
Twenty-First Century Fox, Inc., Class A	125,506	3,499,107
Twenty-First Century Fox, Inc., Class B	15,300	431,460
Viacom, Inc., Class B	29,457	1,215,985
Walt Disney Co.	77,287	7,675,372
World Wrestling Entertainment, Inc., Class A	33,979	600,069

		53,860,114

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	1,500	127,365
Dollar General Corp.	28,453	2,435,577
Dollar Tree, Inc.*	41,009	3,381,602
Macy’s, Inc.	12,133	534,944
Nordstrom, Inc.	7,374	421,867
Target Corp.	3,140	258,359

		7,159,714

Specialty Retail (4.7%)
Advance Auto Parts, Inc.	3,366	539,704
AutoNation, Inc.*	3,102	144,801
AutoZone, Inc.*	1,491	1,187,865
Bed Bath & Beyond, Inc.*	7,961	395,184
Buckle, Inc.	1,914	64,827
Burlington Stores, Inc.*	3,200	179,968
Cabela’s, Inc.*	2,112	102,833
CarMax, Inc.*	22,199	1,134,369
Cato Corp., Class A	1,720	66,306
Chico’s FAS, Inc.	9,900	131,373
Dick’s Sporting Goods, Inc.	3,100	144,925
Foot Locker, Inc.	5,600	361,200
Gap, Inc.	13,991	411,335
GNC Holdings, Inc., Class A	3,432	108,966
Home Depot, Inc.	78,320	10,450,238
L Brands, Inc.	11,477	1,007,795
Lowe’s Cos., Inc.	70,894	5,370,221
Office Depot, Inc.*	18,300	129,930
O’Reilly Automotive, Inc.*	26,696	7,305,627
Penske Automotive Group, Inc.	1,100	41,690
Ross Stores, Inc.	19,074	1,104,385
Sally Beauty Holdings, Inc.*	5,700	184,566
Signet Jewelers Ltd.	3,700	458,911
Tiffany & Co.	4,909	360,222
TJX Cos., Inc.	64,113	5,023,254
Tractor Supply Co.	22,620	2,046,205
Ulta Salon Cosmetics & Fragrance, Inc.*	45,404	8,796,571
Urban Outfitters, Inc.*	4,700	155,523
Williams-Sonoma, Inc.	4,290	234,835

		47,643,629

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	2,244	236,473
Deckers Outdoor Corp.*	1,848	110,714
G-III Apparel Group Ltd.*	924	45,174
Hanesbrands, Inc.	61,848	1,752,772
lululemon athletica, Inc.*	5,200	352,092
Michael Kors Holdings Ltd.*	10,109	575,809
NIKE, Inc., Class B	67,366	4,140,988
Oxford Industries, Inc.	858	57,683
Ralph Lauren Corp.	1,149	110,603
Skechers USA, Inc., Class A*	5,700	173,565
Steven Madden Ltd.*	3,294	122,010
Under Armour, Inc., Class A*	81,264	6,893,625
VF Corp.	17,504	1,133,559
Wolverine World Wide, Inc.	5,800	106,836

		15,811,903

Total Consumer Discretionary		231,892,379

Consumer Staples (6.7%)
Beverages (2.4%)
Brown-Forman Corp., Class A	200	21,338
Brown-Forman Corp., Class B	5,434	535,086
Coca-Cola Co.	178,654	8,287,759
Coca-Cola Enterprises, Inc.	55,201	2,800,899
Constellation Brands, Inc., Class A	27,127	4,098,618
Dr. Pepper Snapple Group, Inc.	8,627	771,426
Monster Beverage Corp.*	7,391	985,812
PepsiCo, Inc.	67,718	6,939,741

		24,440,679

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	1,800	203,976
Costco Wholesale Corp.	33,170	5,226,929
CVS Health Corp.	47,104	4,886,098
Kroger Co.	105,852	4,048,839
Rite Aid Corp.*	31,000	252,650
Sprouts Farmers Market, Inc.*	7,000	203,280
Sysco Corp.	9,066	423,654
Walgreens Boots Alliance, Inc.	6,046	509,315
Whole Foods Market, Inc.	15,279	475,330

		16,230,071

Food Products (0.8%)
Campbell Soup Co.	4,660	297,261
Flowers Foods, Inc.	7,073	130,568
General Mills, Inc.	28,994	1,836,770
Hain Celestial Group, Inc.*	3,828	156,604
Hershey Co.	6,938	638,920
Hormel Foods Corp.	11,880	513,691
Kellogg Co.	10,759	823,601
Kraft Heinz Co.	27,410	2,153,330
McCormick & Co., Inc. (Non-Voting)	6,104	607,226
Mead Johnson Nutrition Co.	9,437	801,862
Pilgrim’s Pride Corp.*	6,600	167,640
WhiteWave Foods Co.*	8,471	344,261

		8,471,734

Household Products (0.6%)
Church & Dwight Co., Inc.	6,138	565,801
Clorox Co.	4,884	615,677
Colgate-Palmolive Co.	35,642	2,518,107
Kimberly-Clark Corp.	13,141	1,767,596
Spectrum Brands Holdings, Inc.	1,600	174,848

		5,642,029

Personal Products (0.1%)
Coty, Inc., Class A	6,100	169,763
Estee Lauder Cos., Inc., Class A	9,682	913,109
Herbalife Ltd.*	2,900	178,524

		1,261,396

Tobacco (1.2%)
Altria Group, Inc.	83,325	5,221,144
Philip Morris International, Inc.	45,015	4,416,422
Reynolds American, Inc.	38,400	1,931,904

		11,569,470

Total Consumer Staples		67,615,379

Energy (1.8%)
Energy Equipment & Services (0.8%)
Core Laboratories N.V.	29,432	3,308,451

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Technologies, Inc.*	6,985	$191,110
Frank’s International N.V.	1,385	22,825
National Oilwell Varco, Inc.	31,986	994,765
RPC, Inc.	6,400	90,752
Schlumberger Ltd.	7,122	525,247
Weatherford International plc*	295,178	2,296,485

		7,429,635

Oil, Gas & Consumable Fuels (1.0%)
Anadarko Petroleum Corp.	106,618	4,965,200
Cabot Oil & Gas Corp.	19,534	443,617
Continental Resources, Inc.*	3,960	120,226
EOG Resources, Inc.	2,170	157,499
Isramco, Inc.*	32	2,614
Marathon Petroleum Corp.	3,200	118,976
Newfield Exploration Co.*	59,880	1,991,010
ONEOK, Inc.	5,435	162,289
Panhandle Oil and Gas, Inc., Class A	792	13,710
Range Resources Corp.	3,238	104,846
SemGroup Corp., Class A	2,100	47,040
Targa Resources Corp.	1,700	50,762
Teekay Corp.	2,600	22,516
Valero Energy Corp.	21,170	1,357,844
Williams Cos., Inc.	36,829	591,842
World Fuel Services Corp.	806	39,155

		10,189,146

Total Energy		17,618,781

Financials (4.6%)
Banks (0.2%)
Bank of the Ozarks, Inc.	3,600	151,092
Citigroup, Inc.	35,310	1,474,192
Signature Bank/New York*	1,914	260,534
SVB Financial Group*	1,400	142,870

		2,028,688

Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	2,442	396,581
Ameriprise Financial, Inc.	7,038	661,642
Associated Capital Group, Inc., Class A*	132	3,699
Bank of New York Mellon Corp.	5,600	206,248
BGC Partners, Inc., Class A	990	8,959
BlackRock, Inc.	1,829	622,903
Charles Schwab Corp.	98,070	2,747,921
Cohen & Steers, Inc.	528	20,550
Diamond Hill Investment Group, Inc.	132	23,412
Eaton Vance Corp.	6,607	221,467
GAMCO Investors, Inc., Class A	132	4,892
Invesco Ltd.	4,300	132,311
Lazard Ltd., Class A	6,454	250,415
Legg Mason, Inc.	3,200	110,976
LPL Financial Holdings, Inc.	4,300	106,640
Morgan Stanley	113,872	2,847,939
Pzena Investment Management, Inc., Class A	330	2,491
SEI Investments Co.	7,193	309,659
State Street Corp.	19,277	1,128,090
T. Rowe Price Group, Inc.	12,144	892,098
TD Ameritrade Holding Corp.	43,314	1,365,690
Waddell & Reed Financial, Inc., Class A	4,950	116,523
Westwood Holdings Group, Inc.	264	15,484

		12,196,590

Consumer Finance (0.3%)
Ally Financial, Inc.*	9,300	174,096
American Express Co.	7,815	479,841
Credit Acceptance Corp.*	800	145,240
LendingClub Corp.*	9,800	81,340
Santander Consumer USA Holdings, Inc.*	8,400	88,116
Synchrony Financial*	72,830	2,087,308

		3,055,941

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	5,600	794,528
CBOE Holdings, Inc.	3,828	250,083
CME Group, Inc./Illinois	8,500	816,425
FactSet Research Systems, Inc.	2,376	360,035
Intercontinental Exchange, Inc.	9,856	2,317,540
Leucadia National Corp.	7,200	116,424
MarketAxess Holdings, Inc.	1,700	212,211
McGraw Hill Financial, Inc.	13,399	1,326,233
Moody’s Corp.	8,197	791,502
Morningstar, Inc.	2,000	176,540
MSCI, Inc.	5,269	390,328

		7,551,849

Insurance (0.3%)
AmTrust Financial Services, Inc.	5,400	139,752
Aon plc	13,159	1,374,458
Arthur J. Gallagher & Co.	7,378	328,173
Erie Indemnity Co., Class A	600	55,794
Markel Corp.*	200	178,314
Marsh & McLennan Cos., Inc.	15,001	911,911

		2,988,402

Real Estate Investment Trusts (REITs) (1.5%)
Alexander’s, Inc. (REIT)	66	25,116
American Tower Corp. (REIT)	18,867	1,931,415
Boston Properties, Inc. (REIT)	6,488	824,495
CareTrust REIT, Inc. (REIT)	1,598	20,294
Columbia Property Trust, Inc. (REIT)	200	4,398
Crown Castle International Corp. (REIT)	15,032	1,300,268
CubeSmart (REIT)	6,000	199,800
Digital Realty Trust, Inc. (REIT)	3,600	318,564
DuPont Fabros Technology, Inc. (REIT)	396	16,050
Equinix, Inc. (REIT)	7,924	2,620,546
Equity LifeStyle Properties, Inc. (REIT)	3,808	276,956
Extra Space Storage, Inc. (REIT)	5,700	532,722
Federal Realty Investment Trust (REIT)	3,180	496,239
Iron Mountain, Inc. (REIT)	7,622	258,462
Lamar Advertising Co. (REIT), Class A	3,498	215,127
Omega Healthcare Investors, Inc. (REIT)	4,884	172,405
PS Business Parks, Inc. (REIT)	264	26,535
Public Storage (REIT)	5,919	1,632,638
Saul Centers, Inc. (REIT)	330	17,497
Simon Property Group, Inc. (REIT)	14,462	3,003,613
Sovran Self Storage, Inc. (REIT)	1,400	165,130
Sun Communities, Inc. (REIT)	2,200	157,542
Tanger Factory Outlet Centers, Inc. (REIT)	4,400	160,116
Taubman Centers, Inc. (REIT)	2,886	205,570
Universal Health Realty Income Trust (REIT)	594	33,412
Urban Edge Properties (REIT)	792	20,465
Welltower, Inc. (REIT)	8,000	554,720
Weyerhaeuser Co. (REIT)	10,140	314,137

		15,504,232

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	448,698
Howard Hughes Corp.*	1,100	116,479

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.	1,300	$152,516
Realogy Holdings Corp.*	4,752	171,595

		889,288

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	84,832	1,343,739
MGIC Investment Corp.*	18,300	140,361
New York Community Bancorp, Inc.	74,245	1,180,495

		2,664,595

Total Financials		46,879,585

Health Care (18.5%)
Biotechnology (6.2%)
ACADIA Pharmaceuticals, Inc.*	5,700	159,372
Aduro Biotech, Inc.*	1,272	16,294
Agios Pharmaceuticals, Inc.*	12,071	490,083
Alexion Pharmaceuticals, Inc.*	33,405	4,650,644
Alkermes plc*	5,610	191,806
Alnylam Pharmaceuticals, Inc.*	2,838	178,141
AMAG Pharmaceuticals, Inc.*	1,320	30,888
Amgen, Inc.	80,001	11,994,550
Anacor Pharmaceuticals, Inc.*	2,200	117,590
Arena Pharmaceuticals, Inc.*	5,008	9,866
ARIAD Pharmaceuticals, Inc.*	7,655	48,915
Baxalta, Inc.	16,098	650,359
Biogen, Inc.*	49,974	13,009,232
BioMarin Pharmaceutical, Inc.*	13,638	1,124,862
Bluebird Bio, Inc.*	1,100	46,750
Celgene Corp.*	78,448	7,851,860
Celldex Therapeutics, Inc.*	6,200	23,436
Cepheid, Inc.*	3,036	101,281
Clovis Oncology, Inc.*	1,900	36,480
Emergent BioSolutions, Inc.*	1,518	55,179
Exelixis, Inc.*	8,381	33,524
Genomic Health, Inc.*	726	17,983
Gilead Sciences, Inc.	63,283	5,813,176
Halozyme Therapeutics, Inc.*	5,610	53,127
ImmunoGen, Inc.*	17,169	146,280
Immunomedics, Inc.*	3,498	8,745
Incyte Corp.*	13,492	977,765
Insys Therapeutics, Inc.*	4,000	63,960
Ionis Pharmaceuticals, Inc.*	34,741	1,407,011
Ironwood Pharmaceuticals, Inc.*	10,700	117,058
Juno Therapeutics, Inc.*	3,200	121,888
Kite Pharma, Inc.*	2,600	119,366
Lexicon Pharmaceuticals, Inc.*	179	2,139
Ligand Pharmaceuticals, Inc.*	42,813	4,584,844
MannKind Corp.*	15,300	24,633
Medivation, Inc.*	8,976	412,717
Momenta Pharmaceuticals, Inc.*	2,970	27,443
Myriad Genetics, Inc.*	3,700	138,491
Neurocrine Biosciences, Inc.*	3,946	156,064
Novavax, Inc.*	19,802	102,178
OPKO Health, Inc.*	14,167	147,195
Osiris Therapeutics, Inc.*	792	4,522
Progenics Pharmaceuticals, Inc.*	1,452	6,331
ProQR Therapeutics N.V.*	3,653	17,827
Puma Biotechnology, Inc.*	1,300	38,181
Radius Health, Inc.*	2,600	81,744
Regeneron Pharmaceuticals, Inc.*	5,832	2,102,086
Sangamo BioSciences, Inc.*	1,980	11,979
Seattle Genetics, Inc.*	4,700	164,923
Spark Therapeutics, Inc.*	1,348	39,780
TESARO, Inc.*	2,800	123,284
Ultragenyx Pharmaceutical, Inc.*	1,700	107,627
United Therapeutics Corp.*	2,734	304,650
Vanda Pharmaceuticals, Inc.*	1,725	14,421
Vertex Pharmaceuticals, Inc.*	62,356	4,956,678
ZIOPHARM Oncology, Inc.*	859	6,374

		63,243,582

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.	1,782	80,885
ABIOMED, Inc.*	66,748	6,328,378
Accuray, Inc.*	2,250	13,005
Align Technology, Inc.*	4,620	335,828
Atrion Corp.	66	26,094
Baxter International, Inc.	70,468	2,894,825
Becton Dickinson and Co.	9,728	1,476,905
Boston Scientific Corp.*	8,500	159,885
C.R. Bard, Inc.	3,995	809,667
Cooper Cos., Inc.	13,520	2,081,674
Dentsply Sirona, Inc.	6,217	383,149
DexCom, Inc.*	4,000	271,640
Edwards Lifesciences Corp.*	10,422	919,324
Endologix, Inc.*	3,894	32,554
Globus Medical, Inc., Class A*	100	2,375
Haemonetics Corp.*	4,300	150,414
HeartWare International, Inc.*	528	16,590
Hill-Rom Holdings, Inc.	3,400	171,020
Hologic, Inc.*	11,440	394,680
IDEXX Laboratories, Inc.*	4,400	344,608
Insulet Corp.*	2,376	78,788
Intuitive Surgical, Inc.*	15,119	9,087,275
LivaNova plc*	2,310	124,694
Medtronic plc	30,469	2,285,175
Natus Medical, Inc.*	1,452	55,800
Quidel Corp.*	1,518	26,201
ResMed, Inc.	8,579	496,038
Spectranetics Corp.*	1,716	24,916
St. Jude Medical, Inc.	7,993	439,615
STERIS plc	42,700	3,033,835
Stryker Corp.	15,842	1,699,688
Varian Medical Systems, Inc.*	5,486	438,990
West Pharmaceutical Services, Inc.	2,300	159,436
Wright Medical Group N.V.*	7,105	117,943

		34,961,894

Health Care Providers & Services (3.6%)
Acadia Healthcare Co., Inc.*	2,300	126,753
Aetna, Inc.	13,522	1,519,197
Air Methods Corp.*	1,782	64,544
AmerisourceBergen Corp.	10,181	881,166
Amsurg Corp.*	2,300	171,580
Anthem, Inc.	18,800	2,613,012
Brookdale Senior Living, Inc.*	7,891	125,309
Cardinal Health, Inc.	13,900	1,139,105
Centene Corp.*	6,120	376,833
Cigna Corp.	21,316	2,925,408
CorVel Corp.*	924	36,424
DaVita HealthCare Partners, Inc.*	3,016	221,314
Envision Healthcare Holdings, Inc.*	8,600	175,440
Express Scripts Holding Co.*	26,409	1,814,034
HCA Holdings, Inc.*	2,000	156,100
HealthSouth Corp.	4,092	153,982
Henry Schein, Inc.*	3,839	662,727
Humana, Inc.	13,500	2,469,825
Laboratory Corp. of America Holdings*	2,644	309,692
LifePoint Health, Inc.*	2,100	145,425
McKesson Corp.	10,543	1,657,887
MEDNAX, Inc.*	2,904	187,656
Molina Healthcare, Inc.*	2,400	154,776
Patterson Cos., Inc.	3,300	153,549
Premier, Inc., Class A*	2,700	90,072
Select Medical Holdings Corp.*	7,500	88,575
Team Health Holdings, Inc.*	3,036	126,935

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tenet Healthcare Corp.*	5,197	$150,349
UnitedHealth Group, Inc.	131,869	16,997,914
Universal Health Services, Inc., Class B	1,200	149,664
VCA, Inc.*	3,600	207,684
WellCare Health Plans, Inc.*	2,100	194,775

		36,247,706

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	11,500	151,915
athenahealth, Inc.*	1,606	222,881
Cerner Corp.*	14,811	784,391
Computer Programs & Systems, Inc.	858	44,719
HMS Holdings Corp.*	3,960	56,826
IMS Health Holdings, Inc.*	3,800	100,890
Inovalon Holdings, Inc., Class A*	4,500	83,340
Medidata Solutions, Inc.*	2,300	89,033
Omnicell, Inc.*	1,650	45,985
Quality Systems, Inc.	2,508	38,222
Veeva Systems, Inc., Class A*	4,900	122,696

		1,740,898

Life Sciences Tools & Services (0.6%)
Bio-Techne Corp.	1,800	170,136
Charles River Laboratories International, Inc.*	2,200	167,068
Illumina, Inc.*	7,572	1,227,497
INC Research Holdings, Inc., Class A*	3,700	152,477
Luminex Corp.*	3,300	64,020
Mettler-Toledo International, Inc.*	1,320	455,083
PAREXEL International Corp.*	2,508	157,327
PerkinElmer, Inc.	3,000	148,380
Quintiles Transnational Holdings, Inc.*	2,706	176,160
Sequenom, Inc.*	3,234	4,560
Thermo Fisher Scientific, Inc.	21,308	3,017,000
VWR Corp.*	6,200	167,772
Waters Corp.*	4,290	565,937

		6,473,417

Pharmaceuticals (4.4%)
AbbVie, Inc.	74,313	4,244,758
Akorn, Inc.*	5,500	129,415
Allergan plc*	44,942	12,045,804
Bristol-Myers Squibb Co.	175,314	11,199,058
Catalent, Inc.*	5,400	144,018
Depomed, Inc.*	2,706	37,695
Eli Lilly & Co.	57,800	4,162,178
Endo International plc*	2,978	83,831
Innoviva, Inc.	3,432	43,209
Jazz Pharmaceuticals plc*	24,736	3,229,285
Johnson & Johnson	16,657	1,802,287
Mallinckrodt plc*	5,336	326,990
Medicines Co.*	2,772	88,066
Merck & Co., Inc.	15,000	793,650
Mylan N.V.*	18,654	864,613
Orexigen Therapeutics, Inc.*	1,056	594
Pacira Pharmaceuticals, Inc.*	2,200	116,556
Perrigo Co. plc	1,449	185,371
Prestige Brands Holdings, Inc.*	2,800	149,492
SciClone Pharmaceuticals, Inc.*	3,828	42,108
Sucampo Pharmaceuticals, Inc., Class A*	462	5,050
Teva Pharmaceutical Industries Ltd. (ADR)	61,128	3,270,959
Valeant Pharmaceuticals International, Inc.*	19,922	523,949
VIVUS, Inc.*	5,544	7,762
XenoPort, Inc.*	2,310	10,418
Zoetis, Inc.	25,047	1,110,333

		44,617,449

Total Health Care		187,284,946

Industrials (9.8%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.*	3,036	49,730
B/E Aerospace, Inc.	5,190	239,363
Boeing Co.	66,670	8,463,090
General Dynamics Corp.	4,200	551,754
HEICO Corp.	793	47,683
Hexcel Corp.	4,620	201,940
Honeywell International, Inc.	35,726	4,003,098
Huntington Ingalls Industries, Inc.	2,244	307,293
L-3 Communications Holdings, Inc.	23,606	2,797,311
Lockheed Martin Corp.	19,890	4,405,635
Moog, Inc., Class A*	500	22,840
Northrop Grumman Corp.	2,700	534,330
Rockwell Collins, Inc.	5,338	492,217
Spirit AeroSystems Holdings, Inc., Class A*	5,500	249,480
TASER International, Inc.*	3,366	66,075
Teledyne Technologies, Inc.*	860	75,801
Textron, Inc.	28,300	1,031,818
TransDigm Group, Inc.*	2,291	504,799
United Technologies Corp.	3,464	346,746

		24,391,003

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	7,729	573,724
Expeditors International of Washington, Inc.	9,954	485,855
FedEx Corp.	13,806	2,246,512
Hub Group, Inc., Class A*	1,254	51,151
United Parcel Service, Inc., Class B	50,909	5,369,372

		8,726,614

Airlines (1.4%)
Alaska Air Group, Inc.	25,604	2,100,040
American Airlines Group, Inc.	117,700	4,826,877
Delta Air Lines, Inc.	38,000	1,849,840
JetBlue Airways Corp.*	7,200	152,064
Southwest Airlines Co.	30,400	1,361,920
Spirit Airlines, Inc.*	2,600	124,748
United Continental Holdings, Inc.*	68,439	4,096,759

		14,512,248

Building Products (0.2%)
A.O. Smith Corp.	3,500	267,085
AAON, Inc.	2,449	68,572
Allegion plc	4,745	302,304
Fortune Brands Home & Security, Inc.	3,100	173,724
Lennox International, Inc.	2,244	303,366
Masco Corp.	16,812	528,738
USG Corp.*	5,096	126,432

		1,770,221

Commercial Services & Supplies (0.6%)
Cintas Corp.	4,472	401,630
Clean Harbors, Inc.*	2,244	110,719
Copart, Inc.*	7,615	310,464
Deluxe Corp.	2,310	144,352
Healthcare Services Group, Inc.	1,648	60,663
Interface, Inc.	2,838	52,617
KAR Auction Services, Inc.	4,500	171,630
Knoll, Inc.	3,960	85,734
MSA Safety, Inc.	1,495	72,283
Multi-Color Corp.	128	6,829
Pitney Bowes, Inc.	6,300	135,702
R.R. Donnelley & Sons Co.	8,500	139,400

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Rollins, Inc.	4,700	$127,464
Stericycle, Inc.*	4,818	607,983
Tyco International plc	88,681	3,255,479
U.S. Ecology, Inc.	858	37,889
Waste Management, Inc.	2,800	165,200

		5,886,038

Construction & Engineering (0.2%)
Fluor Corp.	39,712	2,132,534
Valmont Industries, Inc.	1,056	130,775

		2,263,309

Electrical Equipment (0.3%)
Acuity Brands, Inc.	1,716	374,328
AMETEK, Inc.	10,767	538,135
AZZ, Inc.	1,517	85,862
Emerson Electric Co.	20,794	1,130,778
Generac Holdings, Inc.*	2,700	100,548
Hubbell, Inc.	1,600	169,488
Rockwell Automation, Inc.	6,534	743,242
SolarCity Corp.*	2,200	54,076

		3,196,457

Industrial Conglomerates (1.2%)
3M Co.	28,890	4,813,941
Carlisle Cos., Inc.	1,600	159,200
Danaher Corp.	74,363	7,054,074
Raven Industries, Inc.	1,716	27,490
Roper Technologies, Inc.	2,233	408,126

		12,462,831

Machinery (1.1%)
Allison Transmission Holdings, Inc.	5,412	146,016
Caterpillar, Inc.	6,560	502,102
CLARCOR, Inc.	1,517	87,667
Cummins, Inc.	6,286	691,083
Deere & Co.	3,937	303,110
Donaldson Co., Inc.	8,711	277,968
Flowserve Corp.	22,538	1,000,913
Gorman-Rupp Co.	837	21,703
Graco, Inc.	3,042	255,406
Hillenbrand, Inc.	149	4,462
IDEX Corp.	3,696	306,324
Illinois Tool Works, Inc.	13,504	1,383,350
Lincoln Electric Holdings, Inc.	3,194	187,073
Lindsay Corp.	660	47,263
Middleby Corp.*	2,574	274,826
Navistar International Corp.*	4,800	60,096
Nordson Corp.	3,247	246,902
Omega Flex, Inc.	98	3,408
PACCAR, Inc.	16,000	875,040
Parker-Hannifin Corp.	3,900	433,212
Pentair plc	12,916	700,822
RBC Bearings, Inc.*	1,188	87,033
Snap-on, Inc.	2,700	423,873
Stanley Black & Decker, Inc.	1,518	159,709
Tennant Co.	1,518	78,147
Toro Co.	2,772	238,725
WABCO Holdings, Inc.*	3,036	324,609
Wabtec Corp.	19,334	1,532,993
Woodward, Inc.	3,168	164,799

		10,818,634

Professional Services (0.5%)
Advisory Board Co.*	1,716	55,341
CEB, Inc.	2,100	135,933
Equifax, Inc.	5,516	630,424
Exponent, Inc.	1,176	59,988
Huron Consulting Group, Inc.*	434	25,254
IHS, Inc., Class A*	3,326	412,956
Insperity, Inc.	1,716	88,769
Nielsen Holdings plc	52,528	2,766,124
Robert Half International, Inc.	8,719	406,131
Verisk Analytics, Inc.*	8,168	652,787
WageWorks, Inc.*	2,500	126,525

		5,360,232

Road & Rail (0.8%)
AMERCO	326	116,483
Avis Budget Group, Inc.*	4,374	119,673
Canadian Pacific Railway Ltd.	7,100	942,099
Celadon Group, Inc.	122	1,278
CSX Corp.	11,900	306,425
Hertz Global Holdings, Inc.*	18,400	193,752
J.B. Hunt Transport Services, Inc.	5,097	429,371
Kansas City Southern	2,000	170,900
Old Dominion Freight Line, Inc.*	3,139	218,537
Union Pacific Corp.	68,814	5,474,154

		7,972,672

Trading Companies & Distributors (0.2%)
Fastenal Co.	15,052	737,548
HD Supply Holdings, Inc.*	7,900	261,253
Kaman Corp.	185	7,898
NOW, Inc.*	7,418	131,447
United Rentals, Inc.*	4,356	270,899
W.W. Grainger, Inc.	3,107	725,267
Watsco, Inc.	1,200	161,688

		2,296,000

Total Industrials		99,656,259

Information Technology (30.3%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	1,900	119,890
ARRIS International plc*	28,252	647,536
CommScope Holding Co., Inc.*	5,200	145,184
F5 Networks, Inc.*	4,488	475,055
Harris Corp.	1,700	132,362
Infinera Corp.*	6,798	109,176
InterDigital, Inc.	2,046	113,860
Ixia*	1,386	17,270
Juniper Networks, Inc.	43,000	1,096,930
Motorola Solutions, Inc.	9,797	741,633
NetScout Systems, Inc.*	1,320	30,320
Palo Alto Networks, Inc.*	73,425	11,978,554
ShoreTel, Inc.*	1,980	14,731
ViaSat, Inc.*	1,558	114,482

		15,736,983

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	14,994	866,953
Badger Meter, Inc.	1,188	79,014
Belden, Inc.	2,200	135,036
CDW Corp.	6,100	253,150
Cognex Corp.	3,802	148,088
Daktronics, Inc.	1,782	14,078
Dolby Laboratories, Inc., Class A	14,546	632,169
DTS, Inc.*	924	20,125
FEI Co.	2,000	178,020
Fitbit, Inc., Class A*	2,267	34,345
FLIR Systems, Inc.	4,405	145,145
IPG Photonics Corp.*	1,800	172,944
Jabil Circuit, Inc.	7,300	140,671
Keysight Technologies, Inc.*	6,661	184,776
MTS Systems Corp.	330	20,080
National Instruments Corp.	4,290	129,172
OSI Systems, Inc.*	660	43,223
TE Connectivity Ltd.	47,601	2,947,454
Universal Display Corp.*	1,518	82,124
VeriFone Systems, Inc.*	5,500	155,320
Zebra Technologies Corp., Class A*	2,500	172,500

		6,554,387

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (8.0%)
Akamai Technologies, Inc.*	9,912	$550,810
Alphabet, Inc., Class A*	24,513	18,700,968
Alphabet, Inc., Class C*	31,572	23,519,561
comScore, Inc.*	990	29,740
Cornerstone OnDemand, Inc.*	2,640	86,513
CoStar Group, Inc.*	1,642	308,975
Demandware, Inc.*	2,100	82,110
eBay, Inc.*	58,715	1,400,940
Facebook, Inc., Class A*	278,907	31,823,289
GoDaddy, Inc., Class A*	5,300	171,349
GrubHub, Inc.*	100	2,513
IAC/InterActiveCorp	3,400	160,072
j2 Global, Inc.	2,200	135,476
LinkedIn Corp., Class A*	8,372	957,338
LivePerson, Inc.*	630	3,685
Match Group, Inc.*	10,900	120,554
NIC, Inc.	992	17,886
Pandora Media, Inc.*	7,787	69,694
Rackspace Hosting, Inc.*	3,894	84,071
Stamps.com, Inc.*	726	77,159
Tencent Holdings Ltd. (ADR)	56,800	1,160,992
Twitter, Inc.*	57,809	956,739
VeriSign, Inc.*	4,732	418,971
XO Group, Inc.*	1,518	24,364
Yelp, Inc.*	1,800	35,784
Zillow Group, Inc., Class C*	4,400	104,412

		81,003,965

IT Services (4.9%)
Accenture plc, Class A	28,444	3,282,438
Alliance Data Systems Corp.*	2,765	608,300
Automatic Data Processing, Inc.	17,587	1,577,730
Black Knight Financial Services, Inc., Class A*	3,700	114,811
Booz Allen Hamilton Holding Corp.	5,200	157,456
Broadridge Financial Solutions, Inc.	5,559	329,704
Cardtronics, Inc.*	660	23,753
Cass Information Systems, Inc.	399	20,888
Cognizant Technology Solutions Corp., Class A*	55,994	3,510,824
CoreLogic, Inc.*	4,400	152,680
DST Systems, Inc.	1,300	146,601
EPAM Systems, Inc.*	2,300	171,741
Euronet Worldwide, Inc.*	2,400	177,864
ExlService Holdings, Inc.*	792	41,026
Fidelity National Information Services, Inc.	5,706	361,247
First Data Corp., Class A*	11,000	142,340
Fiserv, Inc.*	11,000	1,128,380
FleetCor Technologies, Inc.*	4,106	610,768
Forrester Research, Inc.	858	28,837
Gartner, Inc.*	4,732	422,804
Genpact Ltd.*	6,534	177,659
Global Payments, Inc.	6,240	407,472
Hackett Group, Inc.	2,178	32,931
Heartland Payment Systems, Inc.	1,602	154,705
International Business Machines Corp.	23,449	3,551,351
Jack Henry & Associates, Inc.	3,828	323,734
Lionbridge Technologies, Inc.*	6,204	31,392
MasterCard, Inc., Class A	67,270	6,357,015
NeuStar, Inc., Class A*	2,904	71,438
Paychex, Inc.	13,973	754,682
PayPal Holdings, Inc.*	234,715	9,059,999
Sabre Corp.	5,200	150,384
Syntel, Inc.*	2,496	124,625
Total System Services, Inc.	6,402	304,607
Vantiv, Inc., Class A*	6,500	350,220
Visa, Inc., Class A	190,006	14,531,659
Western Union Co.	31,387	605,455
WEX, Inc.*	1,782	148,548

		50,148,068

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	28,906	82,382
Analog Devices, Inc.	13,373	791,548
Applied Materials, Inc.	30,610	648,320
ASML Holding N.V. (N.Y. Shares)	12,300	1,234,797
Atmel Corp.	22,504	182,732
Broadcom Ltd.	82,021	12,672,244
Cabot Microelectronics Corp.	140	5,727
Cavium, Inc.*	2,400	146,784
Cree, Inc.*	64,740	1,883,934
Exar Corp.*	198	1,139
Integrated Device Technology, Inc.*	7,100	145,124
Intel Corp.	59,038	1,909,879
KLA-Tencor Corp.	7,500	546,075
Lam Research Corp.	34,530	2,852,178
Linear Technology Corp.	12,633	562,926
Maxim Integrated Products, Inc.	4,660	171,395
Microchip Technology, Inc.	9,715	468,263
Microsemi Corp.*	4,900	187,719
Monolithic Power Systems, Inc.	2,676	170,301
NVE Corp.	264	14,924
NXP Semiconductors N.V.*	20,570	1,667,610
ON Semiconductor Corp.*	18,500	177,415
Power Integrations, Inc.	1,848	91,772
Qorvo, Inc.*	6,950	350,350
QUALCOMM, Inc.	11,523	589,286
Rambus, Inc.*	5,940	81,675
Semtech Corp.*	3,234	71,116
Silicon Laboratories, Inc.*	3,100	139,376
Skyworks Solutions, Inc.	9,895	770,821
SunEdison, Inc.*	11,700	6,320
SunPower Corp.*	4,900	109,466
Synaptics, Inc.*	1,800	143,532
Texas Instruments, Inc.	48,481	2,783,779
Xilinx, Inc.	3,577	169,657

		31,830,566

Software (7.5%)
ACI Worldwide, Inc.*	2,300	47,817
Adobe Systems, Inc.*	103,470	9,705,486
American Software, Inc., Class A	192	1,728
ANSYS, Inc.*	1,800	161,028
Aspen Technology, Inc.*	4,026	145,459
Autodesk, Inc.*	39,708	2,315,374
Blackbaud, Inc.	1,300	81,757
Cadence Design Systems, Inc.*	12,605	297,226
CDK Global, Inc.	8,095	376,822
Citrix Systems, Inc.*	46,352	3,642,340
CommVault Systems, Inc.*	2,046	88,326
Electronic Arts, Inc.*	14,695	971,486
Ellie Mae, Inc.*	57,400	5,202,736
Epiq Systems, Inc.	1,981	29,755
FireEye, Inc.*	6,400	115,136
Fortinet, Inc.*	5,610	171,834
Guidewire Software, Inc.*	2,838	154,614
Interactive Intelligence Group, Inc.*	726	26,441
Intuit, Inc.	12,533	1,303,557
Manhattan Associates, Inc.*	3,500	199,045
Microsoft Corp.#	314,199	17,353,211
Mobileye N.V.*	17,500	652,575
NetSuite, Inc.*	14,400	986,256
Nuance Communications, Inc.*	43,492	812,865
Oracle Corp.	88,584	3,623,971

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pegasystems, Inc.	2,508	$63,653
PROS Holdings, Inc.*	660	7,781
PTC, Inc.*	8,843	293,234
Qlik Technologies, Inc.*	3,300	95,436
Red Hat, Inc.*	8,909	663,810
salesforce.com, Inc.*	195,467	14,431,329
ServiceNow, Inc.*	63,106	3,860,825
Splunk, Inc.*	5,634	275,672
SS&C Technologies Holdings, Inc.	3,564	226,029
Synchronoss Technologies, Inc.*	1,122	36,286
Synopsys, Inc.*	3,300	159,852
Tableau Software, Inc., Class A*	1,800	82,566
Tyler Technologies, Inc.*	2,046	263,136
Ultimate Software Group, Inc.*	29,454	5,699,349
VASCO Data Security International, Inc.*	1,452	22,361
Verint Systems, Inc.*	2,700	90,126
VMware, Inc., Class A*	4,016	210,077
Workday, Inc., Class A*	9,448	725,984
Zix Corp.*	6,336	24,901

		75,699,252

Technology Hardware, Storage & Peripherals (4.6%)
3D Systems Corp.*	4,422	68,408
Apple, Inc.	326,456	35,580,440
Diebold, Inc.	4,000	115,640
Electronics for Imaging, Inc.*	3,500	148,365
EMC Corp.	9,965	265,567
NetApp, Inc.	6,700	182,843
SanDisk Corp.	81,742	6,218,931
Seagate Technology plc	103,616	3,569,571
Silicon Graphics International Corp.*	198	1,410
Western Digital Corp.	9,200	434,608

		46,585,783

Total Information Technology		307,559,004

Materials (2.7%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	8,200	1,181,210
Airgas, Inc.	1,000	141,640
Axalta Coating Systems Ltd.*	4,700	137,240
Balchem Corp.	85	5,272
Celanese Corp.	34,573	2,264,531
CF Industries Holdings, Inc.	11,000	344,740
Chemtura Corp.*	6,200	163,680
Chermours Co.	3,898	27,286
Dow Chemical Co.	70,826	3,602,210
E.I. du Pont de Nemours & Co.	19,491	1,234,170
Ecolab, Inc.	13,140	1,465,373
FMC Corp.	6,621	267,290
GCP Applied Technologies, Inc.*	3,102	61,854
H.B. Fuller Co.	400	16,980
International Flavors & Fragrances, Inc.	4,224	480,564
LyondellBasell Industries N.V., Class A	17,951	1,536,247
Monsanto Co.	20,017	1,756,292
NewMarket Corp.	462	183,072
OMNOVA Solutions, Inc.*	2,530	14,067
Platform Specialty Products Corp.*	5,800	49,880
PolyOne Corp.	4,686	141,751
PPG Industries, Inc.	12,884	1,436,437
Praxair, Inc.	11,193	1,281,039
RPM International, Inc.	5,478	259,274
Sherwin-Williams Co.	3,706	1,054,987
Valspar Corp.	4,290	459,116
W.R. Grace & Co.*	3,102	220,800

		19,787,002

Construction Materials (0.2%)
Eagle Materials, Inc.	2,161	151,508
Martin Marietta Materials, Inc.	1,106	176,418
Vulcan Materials Co.	15,500	1,636,335

		1,964,261

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,112	165,602
Avery Dennison Corp.	3,900	281,229
Ball Corp.	7,919	564,546
Crown Holdings, Inc.*	500	24,795
Graphic Packaging Holding Co.	15,179	195,050
International Paper Co.	18,595	763,139
Packaging Corp. of America	4,356	263,102
Sealed Air Corp.	8,645	415,046
Silgan Holdings, Inc.	1,008	53,595

		2,726,104

Metals & Mining (0.3%)
Compass Minerals International, Inc.	1,782	126,272
Freeport-McMoRan, Inc.	130,753	1,351,986
Nucor Corp.	25,086	1,186,568
Southern Copper Corp.	5,612	155,509
Worthington Industries, Inc.	700	24,948

		2,845,283

Total Materials		27,322,650

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	82,424	3,228,548
Cogent Communications Holdings, Inc.	3,500	136,605
Level 3 Communications, Inc.*	3,020	159,607
SBA Communications Corp., Class A*	2,966	297,104
Verizon Communications, Inc.	172,413	9,324,095
Windstream Holdings, Inc.	4,129	31,711
Zayo Group Holdings, Inc.*	5,800	140,592

		13,318,262

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	23,200	888,560

Total Telecommunication Services		14,206,822

Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.*	6,900	104,673

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	172,776

Total Utilities		277,449

Total Common Stocks (98.7%) (Cost $658,224,611)		1,000,313,254

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	6,270	5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group N.V., expiring 3/1/19*	22,047	27,118

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
Pharmaceuticals (0.0%)
Furiex Pharmaceutials, Inc. (Contingent Value Shares)(b)*†	594	$—

Total Rights (0.0%) (Cost $—)		32,338

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	9,221,864	9,221,864

Total Short-Term Investment (0.9%) (Cost $9,221,864)		9,221,864

Total Investments (99.6%) (Cost $667,446,475)		1,009,567,456
Other Assets Less Liabilities (0.4%)		4,283,182

Net Assets (100%)		$1,013,850,638

*	Non-income producing.

†	Security (totaling $5,220 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,435,980.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	17	June-16	$1,471,646	$1,521,925	$50,279
S&P 500 E-Mini Index	20	June-16	2,000,872	2,051,500	50,628
S&P MidCap 400 E-Mini Index	6	June-16	837,285	864,720	27,435

					$128,342

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$231,892,379	$—	$—	$231,892,379
Consumer Staples	67,615,379	—	—	67,615,379
Energy	17,618,781	—	—	17,618,781
Financials	46,879,585	—	—	46,879,585
Health Care	187,284,946	—	—	187,284,946
Industrials	99,656,259	—	—	99,656,259
Information Technology	307,559,004	—	—	307,559,004
Materials	27,322,650	—	—	27,322,650
Telecommunication Services	14,206,822	—	—	14,206,822
Utilities	277,449	—	—	277,449
Futures	128,342	—	—	128,342
Rights
Health Care	27,118	—	5,220	32,338
Short-Term Investments	9,221,864	—	—	9,221,864

Total Assets	$1,009,690,578	$—	$5,220	$1,009,695,798

Total Liabilities	$—	$—	$—	$—

Total	$1,009,690,578	$—	$5,220	$1,009,695,798

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$356,567,948
Aggregate gross unrealized depreciation	(21,060,129)

Net unrealized appreciation	$335,507,819

Federal income tax cost of investments	$674,059,637

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (17.4%)
Asset-Backed Securities (6.2%)
Air Canada Pass Through Trust,
Series 2013-1A A
4.125%, 5/15/25§		$352,798	$352,798
AmeriCredit Automobile Receivables,
Series 2016-1 A2A
1.520%, 6/10/19		500,000	500,527
Apidos CDO V,
Series 2007-5A B
1.322%, 4/15/21(l)§		300,000	285,160
Apidos CLO XVI,
Series 2013-16A A1
2.070%, 1/19/25(l)§		250,000	247,851
Series 2013-16A B
3.420%, 1/19/25(l)§		250,000	235,744
Ares XXX CLO Ltd.,
Series 2014-30A A2
1.474%, 4/20/23(l)§		188,222	185,705
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		97,062	95,975
Series 2015-2 A
3.336%, 11/15/48§		99,101	100,893
Betony CLO Ltd.,
Series 2015-1A C
3.772%, 4/15/27(l)§		500,000	483,220
Series 2015-1A D
4.222%, 4/15/27(l)§		500,000	423,624
BlueMountain CLO Ltd.,
Series 2013-1A A1
1.818%, 5/15/25(l)§		250,000	247,702
Series 2014-4A B1
3.036%, 11/30/26(l)§		500,000	498,645
Series 2015-2A D
4.170%, 7/18/27(l)§		250,000	215,241
Bosphorus CLO,
Series 1X A
0.981%, 11/10/23(l)(m)	EUR	255,956	289,645
Bridgeport CLO II Ltd.,
Series 2007-2A A1
0.869%, 6/18/21(l)§		$822,981	798,429
Cadogan Square CLO IV B.V.,
Series 4X A
0.165%, 7/24/23(l)(m)	EUR	365,470	408,743
Canyon Capital CLO Ltd.,
Series 2012-1A C
3.422%, 1/15/24(l)§		$250,000	236,052
Series 2014-1A C
3.866%, 4/30/25(l)§		250,000	200,150
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR
1.854%, 4/20/22(l)§		900,000	894,532
Cent CLO Ltd.,
Series 2013-19A AR
1.948%, 10/29/25(l)§		250,000	245,339
Chapel B.V.,
Series 2007 A2
0.217%, 7/17/66(l)(m)	EUR	507,380	522,558
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
0.723%, 10/25/36(l)		$5,000,000	4,403,967
Colony American Homes,
Series 2015-1A A
1.641%, 7/17/32(l)§		99,846	97,509
Cordatus CLO I plc,
Series 2006-1X A1
0.152%, 1/30/24(l)(m)	EUR	362,989	407,447
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
1.350%, 11/27/28(l)§		500,000	570,140
DB Master Finance LLC,
Series 2015-1A A2I
3.262%, 2/20/45§		$1,980,000	1,939,014
Series 2015-1A A2II
3.980%, 2/20/45§		1,980,000	1,978,020
Dell Equipment Finance Trust,
Series 2015-2 A1
0.530%, 10/24/16§		160,642	160,577
Series 2015-2 A2B
1.328%, 12/22/17(l)§		400,000	400,558
Dorchester Park CLO Ltd.,
Series 2015-1A C
3.824%, 1/20/27(l)§		250,000	249,261
Series 2015-1A D
4.174%, 1/20/27(l)§		250,000	223,967
EFS Volunteer LLC,
Series 2010-1 A1
1.469%, 10/26/26(l)§		128,192	127,910
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C
2.140%, 9/15/19		218,000	219,554
GSAA Home Equity Trust,
Series 2006-5 2A1
0.503%, 3/25/36(l)		21,557	11,923
Series 2007-10 A2A
6.500%, 11/25/37		3,543,115	2,511,418
Series 2007-8 A2
0.783%, 8/25/37(l)		923,667	811,689
Invitation Homes Trust,
Series 2015-SFR3 A
1.741%, 8/17/32(l)§		98,692	96,507
Jamestown CLO VI Ltd.,
Series 2015-6A A1A
2.218%, 2/20/27(l)§		500,000	491,173
LCM IX LP,
Series 9A A
1.824%, 7/14/22(l)§		511,961	508,769
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
1.989%, 1/25/24(l)§		1,900,000	1,890,433
Madison Park Funding IV Ltd.,
Series 2007-4A A1A
0.844%, 3/22/21(l)§		225,789	222,134
Series 2007-4A A2
0.854%, 3/22/21(l)§		230,632	226,066
Madison Park Funding XVI Ltd.,
Series 2015-16A B
3.624%, 4/20/26(l)§		500,000	486,331
Magnetite VIII Ltd.,
Series 2014-8A C
3.722%, 4/15/26(l)§		250,000	247,899
Magnetite XII Ltd.,
Series 2015-12A A1A
2.122%, 4/15/27(l)§		250,000	248,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Navient Private Education Loan Trust,
Series 2014-CTA B
2.186%, 10/17/44(l)§	$100,000	$91,143
Nomura Home Equity Loan, Inc.,
Series 2007-1 2A1A
0.593%, 2/25/37(l)	4,502,176	3,251,557
OHA Credit Partners VI Ltd.,
Series 2012-6A AR
1.838%, 5/15/23(l)§	969,277	962,996
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	155,000	153,264
Series 2015-1A B
3.850%, 3/18/26§	500,000	489,856
OZLM VI Ltd.,
Series 2014-6A A2A
2.770%, 4/17/26(l)§	250,000	244,932
OZLM XI Ltd.,
Series 2015-11A A1A
2.166%, 1/30/27(l)§	250,000	247,360
Series 2015-11A A2A
2.866%, 1/30/27(l)§	250,000	239,612
Penarth Master Issuer plc,
Series 2015-2A A1
0.840%, 5/18/19(l)§	900,000	896,960
Progress Residential Trust,
Series 2015-SFR1 A
1.841%, 2/17/32(l)§	100,000	98,249
Series 2015-SFR2 A
2.740%, 6/12/32§	99,957	99,272
RAMP Trust,
Series 2005-RS9 AI4
0.753%, 11/25/35(l)	2,037,911	1,646,912
RASC Trust,
Series 2007-KS3 AI3
0.683%, 4/25/37(l)	4,310,987	3,897,836
Santander Drive Auto Receivables Trust,
Series 2015-4 A2A
1.200%, 12/17/18	705,671	704,568
Scholar Funding Trust,
Series 2011-A A
1.521%, 10/28/43(l)§	270,472	255,888
Series 2013-A A
1.083%, 1/30/45(l)§	237,712	228,041
SLM Private Credit Student Loan Trust,
Series 2003-B A2
1.034%, 3/15/22(l)	86,106	84,613
Series 2004-B A2
0.834%, 6/15/21(l)	68,208	67,346
Series 2005-A A3
0.834%, 6/15/23(l)	136,018	131,497
Series 2006-B A5
0.904%, 12/15/39(l)	120,000	99,837
Series 2006-C A4
0.804%, 3/15/23(l)	51,163	50,710
SLM Private Education Loan Trust,
Series 2011-B A3
2.686%, 6/16/42(l)§	200,000	199,582
Series 2011-C A2A
3.686%, 10/17/44(l)§	190,579	197,950
Series 2012-A A1
1.836%, 8/15/25(l)§	35,228	35,210
Series 2012-C A1
1.536%, 8/15/23(l)§	26,348	26,337
Series 2012-E A1
1.186%, 10/16/23(l)§	34,039	34,028
Series 2012-E A2B
2.186%, 6/15/45(l)§	320,000	320,292
Series 2013-A A1
1.036%, 8/15/22(l)§	208,882	208,341
Series 2013-C A2A
2.940%, 10/15/31§	485,000	493,312
Series 2013-C A2B
1.836%, 10/15/31(l)§	200,000	198,940
Series 2014-A A2B
1.577%, 1/15/26(l)§	315,000	312,979
SMB Private Education Loan Trust,
Series 2015-B A3
2.186%, 5/17/32(l)§	100,000	94,992
Series 2015-B B
3.500%, 12/17/40§	100,000	94,642
Stone Tower CLO VI Ltd.,
Series 2007-6A A2A
0.840%, 4/17/21(l)§	154,048	152,962
Structured Asset Receivables Trust,
Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†	976	732
SWAY Residential Trust,
Series 2014-1 A
1.741%, 1/17/32(l)§	133,825	131,381
Symphony CLO XI Ltd.,
Series 2013-11A C
3.770%, 1/17/25(l)§	500,000	498,336
Tricon American Homes Trust,
Series 2015-SFR1 A
1.691%, 5/17/32(l)§	100,000	97,164
Vibrant CLO Ltd. 2012-1,
Series 2012-1A A1AR
1.960%, 7/17/24(l)§	500,000	499,951
Washington Mill CLO Ltd.,
Series 2014-1A A1
2.124%, 4/20/26(l)§	250,000	245,069

		43,783,846

Non-Agency CMO (11.2%)
Aire Valley Mortgages plc,
Series 2006-1A 1A
0.843%, 9/20/66(l)§	175,095	168,658
Alternative Loan Trust,
Series 2006-OA22 A1
0.593%, 2/25/47(l)	91,012	73,952
Series 2006-OA6 1A2
0.643%, 7/25/46(l)	54,261	45,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-OH1 A1D
0.646%, 4/25/47(l)	$103,550	$71,483
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.314%, 10/25/34(l)	23,609	23,175
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ASHF A
2.329%, 3/15/28(l)§	500,000	499,544
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM
5.448%, 9/10/47	69,000	69,723
Series 2006-6 AM
5.390%, 10/10/45	300,000	304,114
Series 2007-1 A4
5.451%, 1/15/49	122,402	124,818
Series 2007-1 AM
5.416%, 1/15/49§	300,000	305,020
Series 2007-1 AMFX
5.482%, 1/15/49(l)	16,000	16,122
Series 2007-3 A4
5.543%, 6/10/49(l)	268,327	274,165
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.586%, 6/24/50(l)§	617,712	622,572
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	938,007
BBCMS Trust,
Series 2015-RRI A
1.586%, 5/15/32(l)§	900,000	884,958
Series 2015-SRCH A1
3.312%, 8/10/35§	100,000	104,120
Series 2015-SRCH XA
0.957%, 8/10/35 IO(l)§	1,000,000	84,265
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	105,064
Series 2012-TFT A
2.892%, 6/5/30§	152,000	151,758
Bear Stearns ARM Trust,
Series 2004-8 11A2
2.779%, 11/25/34(l)	792,083	780,915
Series 2005-1 2A1
3.237%, 3/25/35(l)	383,275	362,183
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16 AM
5.721%, 6/11/40(l)	29,000	29,616
Series 2007-PW17 A1A
5.650%, 6/11/50(l)	119,550	124,780
CD Commercial Mortgage Trust,
Series 2007-CD4 AMFX
5.366%, 12/11/49(l)	238,000	241,033
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	120,000	121,344
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.836%, 12/15/27(l)§	104,004	103,418
CGGS Commercial Mortgage Trust,
Series 2016-RNDB AFL
2.100%, 2/15/33(l)§	170,000	170,001
Series 2016-RNDB CFL
3.950%, 2/15/33(l)§	110,000	110,000
Series 2016-RNDB DFL
5.200%, 2/15/33(l)§	100,000	100,000
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35	685,733	684,241
Series 2007-S3 1A12
6.000%, 5/25/37	3,204,077	2,513,434
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35	2,491,503	2,449,733
Citigroup Commercial Mortgage Trust,
Series 2007-C6 AM
5.705%, 12/10/49(l)	300,000	303,253
Series 2007-C6 AMFX
5.705%, 12/10/49(l)§	300,000	303,253
Series 2013-SM XA
0.801%, 1/12/30 IO(l)§	2,868,474	32,778
Series 2014-388G A
1.186%, 6/15/33(l)§	170,000	166,763
Series 2014-GC21 XA
1.299%, 5/10/47 IO(l)	979,886	75,063
Series 2015-GC27 B
3.772%, 2/10/48	300,000	289,539
Series 2015-SHP2 A
1.717%, 7/15/27(l)§	900,000	886,456
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA
6.119%, 11/15/44(l)	174,000	183,642
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36	3,721,342	3,209,417
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	350,000	337,130
Series 2007-C3 AM
5.762%, 5/15/46(l)	110,000	110,591
COMM Mortgage Trust,
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	100,000	102,219
Series 2012-LTRT A2
3.400%, 10/5/30§	228,000	232,614
Series 2013-CR6 XA
1.494%, 3/10/46 IO(l)	992,516	47,913
Series 2013-LC13 D
5.046%, 8/10/46(l)§	500,000	460,458
Series 2014-CR14 B
4.606%, 2/10/47(l)	500,000	546,260
Series 2014-FL4 D
2.888%, 7/13/31(l)§	100,000	99,119
Series 2014-FL5 D
4.436%, 10/15/31(l)§	100,000	86,841
Series 2014-KYO F
3.938%, 6/11/27(l)§	300,000	284,174
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	299,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§		$1,287,000	$10,024
Series 2015-CCRE23 XA
1.012%, 5/10/48 IO(l)		765,614	44,806
Series 2015-CR22 C
4.127%, 3/10/48(l)		300,000	279,350
Series 2015-CR22 XA
1.026%, 3/10/48 IO(l)		3,972,601	243,596
Series 2015-DC1 D
4.353%, 2/10/48(l)§		300,000	225,983
Series 2015-DC1 XA
1.183%, 2/10/48 IO(l)		3,728,364	256,711
Series 2016-DC2 B
4.798%, 2/10/49(l)		15,000	15,577
Series 2016-DC2 C
4.798%, 2/10/49(l)		30,000	26,428
Core Industrial Trust,
Series 2015-CALW D
3.850%, 2/10/34(l)§		300,000	293,424
Series 2015-TEXW XA
0.772%, 2/10/34 IO(l)§		1,000,000	40,215
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A
6.072%, 11/12/43(l)§		269,596	278,168
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-24 A1
5.500%, 11/25/35		1,165,724	1,083,770
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3 AM
6.143%, 6/15/38(l)		105,000	105,187
Series 2006-C5 AM
5.343%, 12/15/39		100,000	101,346
Series 2007-C5 A4
5.695%, 9/15/40(l)		137,893	141,922
Series 2008-C1 A3
6.067%, 2/15/41(l)		70,000	73,028
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37		1,827	1,827
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2
6.067%, 2/15/41(l)		8,583	8,587
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		1,101,452	1,116,946
Series 2010-RR1 3A
5.543%, 6/10/49(l)§		1,261,478	1,273,867
Series 2010-RR2 2A
5.941%, 9/15/39(l)§		326,551	331,894
Series 2010-RR7 2A
5.467%, 9/16/39(l)§		478,315	478,990
Series 2015-1 A1
2.500%, 1/25/45(l)§		2,681,893	2,618,204
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.301%, 4/15/50(l)		300,000	290,018
Series 2015-C1 D
3.801%, 4/15/50(l)§		100,000	78,631
Series 2015-C1 XA
0.968%, 4/15/50 IO(l)		4,474,704	264,538
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		3,032,969	2,726,263
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		1,578,639	1,597,250
Series 2015-DEAL A
1.756%, 4/15/29(l)§		120,000	118,203
Series 2015-DEAL D
3.536%, 4/15/29(l)§		100,000	97,349
Series 2015-GLPA XA
0.257%, 11/15/37 IO(l)§		1,000,000	24,375
Series 2015-GLPB A
3.639%, 11/15/34§		100,000	105,071
DBRR Trust,
Series 2011-C32 A3A
5.703%, 6/17/49(l)§		181,000	185,402
Series 2013-EZ3 A
1.636%, 12/18/49(l)§		40,597	40,347
EMF-NL B.V.,
Series 2008-2X A2
0.858%, 7/17/41(l)(m)	EUR	435,000	409,459
Eurohome UK Mortgages plc,
Series 2007-1 A
0.741%, 6/15/44(l)(m)	GBP	593,457	777,535
EuroMASTR plc,
Series 2007-1V A2
0.791%, 6/15/40(l)(m)		326,502	418,805
Eurosail-UK plc,
Series 2007-4X A3
1.541%, 6/13/45(b)(l)(m)		800,000	1,044,680
Extended Stay America Trust,
Series 2013-ESHL A27
2.958%, 12/5/31§		$121,000	121,442
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		1,799,135	1,346,561
FREMF Mortgage Trust,
Series 2015-K50 B
3.779%, 10/25/48(l)§		60,000	50,469
GAHR Commericial Mortgage Trust,
Series 2015-NRF AFL1
1.736%, 12/15/16(l)§		59,450	58,968
Great Hall Mortgages No.1 plc,
Series 2007-2X AC
0.769%, 6/18/39(l)(m)		871,860	814,486
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM
5.867%, 12/10/49(l)		39,000	40,178
GS Mortgage Securities Corp. II,
Series 2013-KING XA
0.729%, 12/10/27 IO(l)§		1,188,701	27,868
Series 2015-GC28 XA
1.167%, 2/10/48 IO(l)		3,807,061	254,812
Series 2016-RENT A
3.203%, 2/10/29§		500,000	517,286
GS Mortgage Securities Trust,
Series 2015-GS1 XA
0.844%, 11/10/48 IO(l)		1,996,080	122,962
Series 2016-RENT C
4.202%, 2/10/29§		100,000	100,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.838%, 9/25/35(l)		$175,982	$174,627
Series 2006-AR2 2A1
2.852%, 4/25/36(l)		150,399	135,262
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.009%, 1/19/35(l)		463,486	426,369
Hercules Eclipse plc,
Series 2006-4 A
0.829%, 10/25/18(l)(m)	GBP	368,796	521,738
Hilton USA Trust,
Series 2013-HLT X1FX
0.000%, 11/5/30 IO(l)§		$1,655,000	17
HomeBanc Mortgage Trust,
Series 2005-4 A1
0.703%, 10/25/35(l)		129,685	115,903
Impac CMB Trust,
Series 2003-8 2A1
1.336%, 10/25/33(l)		11,840	11,197
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
2.957%, 6/25/37(l)		1,987,604	1,449,197
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		2,701,321	2,238,083
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM
5.372%, 5/15/47		300,000	302,819
Series 2007-C1 AM
5.940%, 2/15/51(l)		300,000	304,453
Series 2007-CB18 A1A
5.431%, 6/12/47(l)		291,186	296,224
Series 2007-CB18 AM
5.466%, 6/12/47(l)		175,000	178,288
Series 2007-CB20 AM
5.878%, 2/12/51(l)		300,000	313,840
Series 2007-LD12 A1A
5.850%, 2/15/51(l)		241,841	250,780
Series 2007-LD12 AM
6.007%, 2/15/51(l)		300,000	312,166
Series 2008-C2 ASB
6.125%, 2/12/51(l)		52,953	54,081
Series 2014-DSTY A
3.429%, 6/10/27§		100,000	101,651
Series 2014-FL6 A
1.836%, 11/15/31(l)§		92,620	91,481
Series 2014-PHH A
1.636%, 8/15/27(l)§		300,000	299,125
Series 2015-CSMO A
1.686%, 1/15/32(l)§		100,000	98,487
Series 2015-CSMO C
2.686%, 1/15/32(l)§		300,000	292,655
Series 2015-CSMO D
3.736%, 1/15/32(l)§		100,000	97,633
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB16 AM
5.593%, 5/12/45		83,000	83,655
Series 2016-ATRM D
5.355%, 10/5/28§		100,000	99,210
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		1,630,803	1,364,295
Series 2006-A3 6A1
2.748%, 8/25/34(l)		107,247	102,828
Series 2007-A1 3A3
2.796%, 7/25/35(l)		124,114	119,948
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		731,795	752,482
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA
1.107%, 8/15/47 IO(l)		988,189	64,264
Series 2014-C22 A4
3.801%, 9/15/47		500,000	538,755
Series 2014-C24 D
3.926%, 11/15/47(l)§		20,000	15,179
Series 2014-C25 XA
1.006%, 11/15/47 IO(l)		3,970,386	236,169
Series 2015-C27 D
3.845%, 2/15/48(l)§		300,000	213,412
Series 2015-C27 XA
1.385%, 2/15/48 IO(l)		3,217,391	246,296
Series 2015-C28 XA
1.203%, 10/15/48 IO(l)		995,143	66,848
Series 2015-C32 XA
1.528%, 11/15/48 IO(l)		2,501,852	194,486
Series 2015-C33 C
4.619%, 12/15/48(l)		221,000	203,018
Series 2015-C33 XA
1.052%, 12/15/48 IO(l)		359,015	25,914
Series 2016-C1 XA
1.564%, 3/15/49 IO(l)		1,000,000	91,666
Kensington Mortgage Securities plc,
Series 2007-1X A3C
0.802%, 6/14/40(l)(m)		369,112	335,893
LB-UBS Commercial Mortgage Trust,
Series 2006-C4 AM
5.876%, 6/15/38(l)		87,000	87,526
Series 2007-C1 A4
5.424%, 2/15/40		1,363,067	1,385,469
Series 2007-C7 AJ
6.239%, 9/15/45(l)		300,000	297,881
LMREC, Inc.,
Series 2015-CRE1 A
2.182%, 2/22/32(l)§		300,000	293,910
Lone Star Portfolio Trust,
Series 2015-LSP A1A2
2.236%, 9/15/28(l)§		93,850	92,943
Ludgate Funding plc,
Series 2007-1 A2A
0.748%, 1/1/61(l)(m)	GBP	167,811	213,948
Series 2008-W1X A1
1.188%, 1/1/61(l)(m)		461,460	607,808
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$343,404	348,749
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
2.381%, 12/25/32(l)		26,893	25,917
Series 2007-C1 A1A
5.837%, 6/12/50(l)		76,955	78,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
ML-CFC Commercial Mortgage Trust,
Series 2006-4 AM
5.204%, 12/12/49		$40,000	$40,619
Series 2007-7 A4
5.737%, 6/12/50(l)		72,181	74,407
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 XA
1.158%, 12/15/47 IO(l)		278,790	17,288
Series 2015-C20 ASB
3.069%, 2/15/48		1,000,000	1,033,820
Series 2015-C20 B
4.160%, 2/15/48		150,000	148,179
Series 2015-C20 C
4.462%, 2/15/48(l)		150,000	139,267
Series 2015-C20 XA
1.416%, 2/15/48 IO(l)		2,969,968	246,898
Series 2015-C21 C
4.163%, 3/15/48(l)		300,000	274,485
Series 2015-C25 XA
1.154%, 10/15/48 IO(l)		239,486	18,443
Series 2015-C27 ASB
3.557%, 12/15/47		500,000	531,005
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A4
5.692%, 4/15/49(l)		60,000	61,546
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		1,032,920	1,047,365
Series 2007-HQ11 AMFL
0.608%, 2/12/44(l)		25,000	24,646
Series 2007-IQ13 AM
5.406%, 3/15/44		83,000	84,974
Series 2007-IQ14 A2FX
5.610%, 4/15/49		146,005	145,771
Series 2007-IQ16 A4
5.809%, 12/12/49		109,571	114,137
Series 2015-XLF1 D
3.438%, 8/14/31(l)§		300,000	296,344
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.794%, 8/12/45(l)§		542,534	551,671
Series 2009-GG10 A4B
5.794%, 8/12/45(l)§		300,000	305,689
Series 2011-IO C
(Zero Coupon), 3/23/51 PO§		17,785	17,061
MortgageIT Trust,
Series 2005-4 A1
0.713%, 10/25/35(l)		859,410	759,967
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		1,548,303	1,590,405
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.636%, 12/26/35(l)§		495,437	420,624
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		781,166	789,192
Series 2010-RR4 CMLA
6.095%, 12/16/49(l)§		281,908	287,622
RBSSP Resecuritization Trust,
Series 2009-12 18A1
2.581%, 12/25/35(b)(l)§		325,800	323,879
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.773%, 6/25/35(l)§		122,354	104,785
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		5,697,631	3,687,713
ResLoC UK plc,
Series 2007-1X A3B
0.751%, 12/15/43(l)(m)	GBP	180,387	228,898
RFMSI Trust,
Series 2006-SA2 3A1
3.870%, 8/25/36(l)		$2,533,639	2,200,169
Sequoia Mortgage Trust,
Series 10 2A1
0.812%, 10/20/27(l)		5,737	5,022
Series 2003-4 2A1
0.782%, 7/20/33(l)		25,012	23,565
Series 6 A
1.072%, 4/19/27(l)		360,030	342,146
STRIPs Ltd.,
Series 2012-1A A
1.500%, 12/25/44§		41,624	41,460
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
2.719%, 11/25/34(l)		213,048	210,041
Series 2004-4 2A
2.678%, 4/25/34(l)		889,266	879,040
Series 2005-19XS 2A1
0.733%, 10/25/35(l)		851,419	754,637
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.682%, 7/19/35(l)		99,370	84,000
Series 2006-AR3 12A1
0.653%, 5/25/36(l)		377,009	264,713
Trinity Square plc,
Series 2015-1A A
1.786%, 7/15/51(l)§	GBP	300,000	425,310
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX
5.703%, 6/15/49§		$300,000	310,042
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.717%, 8/25/42(l)		14,932	13,785
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D
3.586%, 2/15/48§		300,000	208,687
Series 2015-C27 C
3.894%, 2/15/48		300,000	260,358
Series 2015-C27 XA
0.999%, 2/15/48 IO(l)		4,270,489	277,471
Series 2015-NXS1 XA
1.204%, 5/15/48 IO(l)		3,723,825	269,389
Series 2015-NXS2 XA
0.805%, 7/15/58 IO(l)		4,674,408	227,121
Series 2016-C33 C
3.896%, 3/15/59(l)		129,000	111,973
Series 2016-C33 XA
1.985%, 3/15/59 IO(l)		1,743,000	210,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Wells Fargo Resecuritization Trust,
Series 2012-IO A
1.750%, 8/20/21§		$15,045	$15,045
WF-RBS Commercial Mortgage Trust,
Series 2013-C12 XA
1.407%, 3/15/48 IO(l)§		1,722,641	109,813
Series 2014-C24 XA
0.980%, 11/15/47 IO(l)		570,918	33,154

			78,294,075

Total Asset-Backed and Mortgage-Backed Securities			122,077,921

Corporate Bonds (24.9%)
Consumer Discretionary (2.1%)
Auto Components (0.2%)
BorgWarner, Inc.
3.375%, 3/15/25		72,000	70,551
Delphi Automotive plc
4.250%, 1/15/26		80,000	83,593
Delphi Corp.
4.150%, 3/15/24		40,000	41,286
Johnson Controls, Inc.
4.250%, 3/1/21		56,000	59,115
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK(m)	EUR	1,100,000	1,293,934

			1,548,479

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§		$900,000	906,349
2.250%, 3/2/20§		250,000	250,652
2.450%, 5/18/20§		150,000	151,365
General Motors Co.
3.500%, 10/2/18		75,000	76,530
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§		600,000	591,178

			1,976,074

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17		27,000	27,056
Marriott International, Inc.
3.250%, 9/15/22		45,000	45,527
McDonald’s Corp.
5.800%, 10/15/17		45,000	48,157
3.500%, 7/15/20		29,000	30,939
2.750%, 12/9/20		47,000	48,656
3.700%, 1/30/26		25,000	26,461
4.700%, 12/9/35		20,000	21,526
4.600%, 5/26/45		26,000	27,558
4.875%, 12/9/45		24,000	26,117
MGM Resorts International
7.625%, 1/15/17		300,000	311,250
Wyndham Worldwide Corp.
2.500%, 3/1/18		36,000	35,929
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§		1,100,000	1,037,190

			1,686,366

Household Durables (0.1%)
Newell Rubbermaid, Inc.
2.875%, 12/1/19		218,000	219,828
3.900%, 11/1/25		75,000	75,592
4.200%, 4/1/26		83,000	86,841
NVR, Inc.
3.950%, 9/15/22		27,000	28,057
Tupperware Brands Corp.
4.750%, 6/1/21		36,000	37,142
Whirlpool Corp.
4.000%, 3/1/24		30,000	31,480

			478,940

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
2.600%, 12/5/19		154,000	160,308
3.800%, 12/5/24		50,000	54,631
Expedia, Inc.
5.950%, 8/15/20		54,000	60,109
QVC, Inc.
3.125%, 4/1/19		45,000	45,083
5.125%, 7/2/22		72,000	75,420
4.375%, 3/15/23		36,000	34,386

			429,937

Media (1.1%)
21st Century Fox America, Inc.
4.500%, 2/15/21		41,000	45,125
3.000%, 9/15/22		36,000	36,962
3.700%, 9/15/24		50,000	52,452
3.700%, 10/15/25		22,000	22,918
4.750%, 9/15/44		35,000	35,999
4.950%, 10/15/45		11,000	11,734
Altice Luxembourg S.A.
7.625%, 2/15/25§		300,000	286,890
CBS Corp.
2.300%, 8/15/19		123,000	124,165
3.700%, 8/15/24		62,000	63,557
4.000%, 1/15/26		900,000	936,688
CCO Safari II LLC
3.579%, 7/23/20§		187,000	190,983
4.464%, 7/23/22§		171,000	178,268
4.908%, 7/23/25§		1,105,000	1,162,128
6.384%, 10/23/35§		97,000	106,487
Comcast Corp.
5.700%, 5/15/18		54,000	59,025
3.125%, 7/15/22		45,000	47,563
2.750%, 3/1/23		312,000	321,771
3.375%, 8/15/25		133,000	141,683
3.150%, 3/1/26		525,000	546,026
4.250%, 1/15/33		30,000	31,779
4.400%, 8/15/35		140,000	151,458
4.600%, 8/15/45		45,000	49,704
Discovery Communications LLC
5.050%, 6/1/20		36,000	38,551
3.450%, 3/15/25		34,000	31,898
4.900%, 3/11/26		268,000	276,162
4.875%, 4/1/43		24,000	20,831
Interpublic Group of Cos., Inc.
2.250%, 11/15/17		36,000	35,878
3.750%, 2/15/23		49,000	49,102
NBCUniversal Media LLC
5.150%, 4/30/20		54,000	61,393
4.375%, 4/1/21		54,000	60,406
4.450%, 1/15/43		116,000	124,136
Omnicom Group, Inc.
4.450%, 8/15/20		36,000	39,161
RELX Capital, Inc.
3.125%, 10/15/22		75,000	74,622
Scripps Networks Interactive, Inc.
2.750%, 11/15/19		79,000	79,219
3.900%, 11/15/24		50,000	49,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Thomson Reuters Corp.
4.700%, 10/15/19	$27,000	$29,021
Time Warner Cable, Inc.
5.850%, 5/1/17	136,000	141,427
6.750%, 7/1/18	500,000	548,901
5.000%, 2/1/20	114,000	123,747
4.125%, 2/15/21	160,000	167,618
4.000%, 9/1/21	67,000	69,737
5.500%, 9/1/41	61,000	60,341
4.500%, 9/15/42	7,000	6,186
Time Warner, Inc.
2.100%, 6/1/19	253,000	253,292
4.875%, 3/15/20	45,000	49,337
3.600%, 7/15/25	153,000	157,133
4.650%, 6/1/44	77,000	75,929
Viacom, Inc.
5.625%, 9/15/19	45,000	49,139
2.750%, 12/15/19	72,000	72,175
4.500%, 3/1/21	79,000	84,904
4.250%, 9/1/23	62,000	63,009
Walt Disney Co.
2.750%, 8/16/21	27,000	28,238
2.350%, 12/1/22	45,000	45,878
3.150%, 9/17/25	75,000	79,923
WPP Finance 2010
3.625%, 9/7/22	27,000	27,606

		7,677,677

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	75,000	78,557
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	50,000	51,754
4.500%, 12/15/34	65,000	53,746
Nordstrom, Inc.
4.750%, 5/1/20	36,000	38,886
Target Corp.
6.000%, 1/15/18	146,000	158,907
2.900%, 1/15/22	27,000	28,442
3.500%, 7/1/24	49,000	53,347
4.000%, 7/1/42	40,000	42,213

		505,852

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	47,777
Home Depot, Inc.
4.400%, 4/1/21	45,000	50,412
2.625%, 6/1/22	100,000	103,592
3.350%, 9/15/25	19,000	20,534
5.400%, 9/15/40	30,000	37,051
4.400%, 3/15/45	25,000	27,769
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	59,777
3.375%, 9/15/25	20,000	21,405
4.250%, 9/15/44	41,000	44,268
4.375%, 9/15/45	15,000	16,379
TJX Cos., Inc.
6.950%, 4/15/19	26,000	30,212

		459,176

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	36,489
3.875%, 11/1/45	53,000	54,832

		91,321

Total Consumer Discretionary		14,853,822

Consumer Staples (1.3%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	100,000	101,379
2.650%, 2/1/21	331,000	339,679
3.300%, 2/1/23	140,000	145,302
3.700%, 2/1/24	62,000	65,756
3.650%, 2/1/26	685,000	720,245
4.700%, 2/1/36	55,000	59,319
4.900%, 2/1/46	84,000	93,773
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	87,000	87,478
7.750%, 1/15/19	45,000	52,389
5.375%, 1/15/20	45,000	50,559
2.500%, 7/15/22	91,000	91,362
3.750%, 7/15/42	36,000	34,152
Coca-Cola Co.
1.150%, 4/1/18	145,000	145,863
3.150%, 11/15/20	45,000	48,136
3.200%, 11/1/23	62,000	66,567
Coca-Cola Enterprises, Inc.
3.250%, 8/19/21	100,000	104,670
Coca-Cola Femsa S.A.B. de C.V.
4.625%, 2/15/20	100,000	108,375
Diageo Capital plc
5.750%, 10/23/17	45,000	48,005
1.125%, 4/29/18	36,000	35,773
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	36,000	36,750
3.200%, 11/15/21	36,000	37,318
Molson Coors Brewing Co.
5.000%, 5/1/42	24,000	24,953
PepsiCo, Inc.
7.900%, 11/1/18	91,000	105,880
2.250%, 1/7/19	100,000	103,003
2.750%, 3/1/23	62,000	64,245
2.750%, 4/30/25	75,000	76,850
4.450%, 4/14/46	100,000	111,396

		2,959,177

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	45,545
CVS Health Corp.
4.750%, 5/18/20	64,000	70,310
2.800%, 7/20/20	80,000	83,080
4.000%, 12/5/23	124,000	136,551
3.375%, 8/12/24	75,000	78,647
3.875%, 7/20/25	980,000	1,056,516
4.875%, 7/20/35	173,000	192,664
5.300%, 12/5/43	42,000	49,364
Kroger Co.
6.400%, 8/15/17	45,000	48,098
2.300%, 1/15/19	50,000	50,979
Sysco Corp.
2.600%, 10/1/20	50,000	50,982
4.500%, 4/1/46	32,000	32,627
Walgreen Co.
3.100%, 9/15/22	36,000	36,297
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	50,000	50,075
3.800%, 11/18/24	50,000	51,169
4.800%, 11/18/44	240,000	238,233
Wal-Mart Stores, Inc.
5.800%, 2/15/18	91,000	99,240
3.250%, 10/25/20	36,000	38,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 4/11/23	$121,000	$124,631
3.300%, 4/22/24	37,000	39,877
4.000%, 4/11/43	32,000	34,087
Whole Foods Market, Inc.
5.200%, 12/3/25§	100,000	104,361

		2,712,070

Food Products (0.1%)
ConAgra Foods, Inc.
5.819%, 6/15/17	36,000	37,822
1.900%, 1/25/18	21,000	20,998
3.200%, 1/25/23	29,000	29,132
General Mills, Inc.
5.650%, 2/15/19	45,000	49,992
J.M. Smucker Co.
3.500%, 10/15/21	36,000	37,903
Kellogg Co.
4.000%, 12/15/20	29,000	31,217
Kraft Heinz Foods Co.
2.000%, 7/2/18§	75,000	75,684
3.500%, 6/6/22	91,000	96,048
3.950%, 7/15/25§	100,000	107,035
6.875%, 1/26/39	31,000	39,756
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	39,078
Mondelez International, Inc.
6.125%, 2/1/18	45,000	48,194
5.375%, 2/10/20	41,000	46,129
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	99,976
Unilever Capital Corp.
2.200%, 3/6/19	100,000	102,905

		861,869

Household Products (0.1%)
Clorox Co.
3.500%, 12/15/24	25,000	25,570
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	66,631
Kimberly-Clark Corp.
6.125%, 8/1/17	45,000	48,047
1.900%, 5/22/19	267,000	273,279
3.875%, 3/1/21	38,000	41,469
2.650%, 3/1/25	35,000	35,312
2.750%, 2/15/26	46,000	47,061
Procter & Gamble Co.
4.700%, 2/15/19	91,000	100,081
1.900%, 11/1/19	50,000	51,283

		688,733

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	47,958
2.625%, 1/14/20	95,000	98,198
4.750%, 5/5/21	45,000	51,045
2.850%, 8/9/22	94,000	97,455
4.250%, 8/9/42	32,000	33,196
5.375%, 1/31/44	90,000	110,216
Imperial Brands Finance plc
2.050%, 7/20/18§	600,000	602,481
Philip Morris International, Inc.
1.125%, 8/21/17	221,000	221,710
5.650%, 5/16/18	118,000	129,017
2.625%, 3/6/23	36,000	36,862
2.750%, 2/25/26	339,000	345,317
4.125%, 3/4/43	51,000	52,817
4.875%, 11/15/43	76,000	87,058
Reynolds American, Inc.
2.300%, 6/12/18	59,000	60,043
6.875%, 5/1/20	45,000	52,810
3.250%, 6/12/20	25,000	26,124
4.450%, 6/12/25	100,000	109,917

		2,162,224

Total Consumer Staples		9,384,073

Energy (1.7%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
4.500%, 6/1/21	27,000	28,134
Halliburton Co.
6.150%, 9/15/19	45,000	50,856
3.500%, 8/1/23	50,000	50,387
3.800%, 11/15/25	100,000	99,569
Nabors Industries, Inc.
9.250%, 1/15/19	54,000	54,540
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	314,000	98,125
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	134,832
Transocean, Inc.
6.800%, 3/15/38	31,000	15,422

		531,865

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	54,000	60,561
5.550%, 3/15/26	50,000	50,355
7.950%, 6/15/39	48,000	52,623
4.500%, 7/15/44	50,000	39,180
Apache Corp.
3.250%, 4/15/22	26,000	24,973
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	36,362
BP Capital Markets plc
1.375%, 11/6/17	36,000	35,844
2.237%, 5/10/19	350,000	353,865
4.500%, 10/1/20	91,000	99,146
3.245%, 5/6/22	54,000	55,192
2.500%, 11/6/22	27,000	26,213
3.814%, 2/10/24	100,000	103,789
Buckeye Partners LP
4.875%, 2/1/21	36,000	36,456
Canadian Natural Resources Ltd.
5.700%, 5/15/17	73,000	75,254
Chevron Corp.
1.104%, 12/5/17	136,000	135,733
1.790%, 11/16/18	100,000	101,241
4.950%, 3/3/19	45,000	49,362
2.193%, 11/15/19	39,000	39,714
1.961%, 3/3/20	120,000	121,279
2.355%, 12/5/22	27,000	26,923
3.191%, 6/24/23	75,000	76,752
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	124,174
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	196,169
Columbia Pipeline Group, Inc.
3.300%, 6/1/20§	100,000	99,341
ConocoPhillips Co.
5.750%, 2/1/19	45,000	48,755
6.000%, 1/15/20	45,000	49,973
4.200%, 3/15/21	50,000	52,204
3.350%, 11/15/24	50,000	48,061
Continental Resources, Inc.
3.800%, 6/1/24	61,000	48,495
4.900%, 6/1/44	79,000	57,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Devon Energy Corp.
4.000%, 7/15/21	$36,000	$32,026
Ecopetrol S.A.
5.875%, 9/18/23	75,000	73,951
Enable Midstream Partners LP
2.400%, 5/15/19	25,000	21,760
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	50,272
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	57,209
5.200%, 2/1/22	354,000	335,717
4.050%, 3/15/25	100,000	88,298
4.750%, 1/15/26	200,000	182,721
Enterprise Products Operating LLC
3.350%, 3/15/23	64,000	63,501
3.900%, 2/15/24	71,000	71,882
3.700%, 2/15/26	47,000	46,256
4.450%, 2/15/43	165,000	147,195
7.034%, 1/15/68(l)	75,000	75,375
EOG Resources, Inc.
2.450%, 4/1/20	228,000	225,104
4.100%, 2/1/21	45,000	47,485
EQT Corp.
8.125%, 6/1/19	36,000	38,787
Exxon Mobil Corp.
1.708%, 3/1/19	50,000	50,589
1.819%, 3/15/19	225,000	228,371
2.222%, 3/1/21	20,000	20,334
3.043%, 3/1/26	50,000	51,190
4.114%, 3/1/46	81,000	85,789
Hess Corp.
1.300%, 6/15/17	33,000	32,465
Husky Energy, Inc.
4.000%, 4/15/24	100,000	94,332
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	45,000	48,970
5.000%, 10/1/21	45,000	46,191
3.950%, 9/1/22	45,000	43,326
4.250%, 9/1/24	75,000	70,732
Kinder Morgan, Inc.
2.000%, 12/1/17	75,000	74,168
3.050%, 12/1/19	96,000	94,034
5.000%, 2/15/21§	600,000	613,426
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	30,091
Marathon Oil Corp.
2.800%, 11/1/22	36,000	28,980
3.850%, 6/1/25	100,000	81,200
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	28,059
4.750%, 9/15/44	26,000	20,902
MPLX LP
4.000%, 2/15/25	100,000	87,006
Nexen Energy ULC
6.400%, 5/15/37	76,000	86,602
Noble Energy, Inc.
4.150%, 12/15/21	45,000	44,912
Occidental Petroleum Corp.
4.100%, 2/1/21	54,000	58,340
ONEOK Partners LP
3.375%, 10/1/22	36,000	31,898
Petrobras Global Finance B.V.
3.002%, 3/17/17(l)	1,200,000	1,152,120
5.750%, 1/20/20	100,000	86,126
4.375%, 5/20/23	400,000	289,782
6.250%, 3/17/24	400,000	317,778
6.750%, 1/27/41	300,000	214,469
6.850%, 6/5/15	500,000	341,860
Petroleos Mexicanos
8.000%, 5/3/19	91,000	101,369
6.000%, 3/5/20	113,000	119,215
3.500%, 7/23/20	75,000	73,500
6.375%, 2/4/21§	50,000	53,200
3.500%, 1/30/23	41,000	37,053
6.875%, 8/4/26§	50,000	54,000
Phillips 66
4.300%, 4/1/22	73,000	77,137
4.875%, 11/15/44	49,000	49,162
Pioneer Natural Resources Co.
6.875%, 5/1/18	27,000	28,440
3.950%, 7/15/22	36,000	36,423
Plains All American Pipeline LP/Plains All American Finance Corp.
2.600%, 12/15/19	25,000	23,788
5.000%, 2/1/21	36,000	35,861
Southwestern Energy Co.
4.100%, 3/15/22	181,000	120,365
Spectra Energy Capital LLC
6.200%, 4/15/18	36,000	37,756
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	53,725
Statoil ASA
1.200%, 1/17/18	36,000	35,884
1.950%, 11/8/18	50,000	50,302
5.250%, 4/15/19	45,000	49,439
2.900%, 11/8/20	255,000	261,436
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	49,278
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	100,000	98,207
Total Capital International S.A.
2.875%, 2/17/22	45,000	46,057
3.750%, 4/10/24	75,000	78,331
Total Capital S.A.
2.125%, 8/10/18	50,000	50,763
4.125%, 1/28/21	36,000	38,995
TransCanada PipeLines Ltd.
7.125%, 1/15/19	73,000	80,572
2.500%, 8/1/22	32,000	29,878
Valero Energy Corp.
6.125%, 2/1/20	66,000	73,307
3.650%, 3/15/25	146,000	142,687
Western Gas Partners LP
5.375%, 6/1/21	153,000	147,741
Williams Partners LP
4.000%, 11/15/21	500,000	425,476
4.500%, 11/15/23	50,000	42,330
4.300%, 3/4/24	50,000	41,657
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23	100,000	86,681
XTO Energy, Inc.
6.250%, 8/1/17	36,000	38,522

		11,105,975

Total Energy		11,637,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (11.0%)
Banks (4.8%)
Australia & New Zealand Banking Group Ltd./New York
2.000%, 11/16/18		$250,000	$251,760
Banco Espirito Santo S.A.
4.000%, 1/21/19(m)	EUR	900,000	235,545
Bank of America Corp.
6.000%, 9/1/17		$100,000	105,465
5.750%, 12/1/17		100,000	106,143
6.875%, 4/25/18		182,000	199,613
5.650%, 5/1/18		135,000	145,022
2.600%, 1/15/19		75,000	76,118
7.625%, 6/1/19		1,670,000	1,943,856
2.250%, 4/21/20		383,000	379,318
5.625%, 7/1/20		180,000	202,173
5.000%, 5/13/21		92,000	101,969
3.300%, 1/11/23		365,000	368,122
4.125%, 1/22/24		62,000	65,631
4.000%, 4/1/24		50,000	52,500
4.000%, 1/22/25		75,000	75,065
3.950%, 4/21/25		100,000	99,511
3.875%, 8/1/25		827,000	856,701
4.875%, 4/1/44		10,000	10,808
Bank of Montreal
1.300%, 7/14/17		50,000	49,992
1.400%, 9/11/17		54,000	54,010
2.550%, 11/6/22		27,000	27,065
Bank of Nova Scotia
1.300%, 7/21/17		150,000	150,120
4.500%, 12/16/25		100,000	99,423
Barclays Bank plc
5.140%, 10/14/20		182,000	194,022
7.625%, 11/21/22		400,000	431,200
Barclays plc
2.000%, 3/16/18		250,000	247,440
BB&T Corp.
1.450%, 1/12/18		127,000	126,883
5.250%, 11/1/19		54,000	58,934
2.450%, 1/15/20		109,000	110,786
BNP Paribas S.A.
2.700%, 8/20/18		100,000	102,143
5.000%, 1/15/21		91,000	101,597
3.250%, 3/3/23		45,000	46,291
Capital One Bank USA N.A.
8.800%, 7/15/19		63,000	74,420
Capital One N.A./Virginia
1.768%, 8/17/18(l)		1,000,000	1,002,694
2.950%, 7/23/21		532,000	530,588
CIT Group, Inc.
5.500%, 2/15/19§		200,000	206,400
Citigroup, Inc.
1.800%, 2/5/18		358,000	357,938
1.700%, 4/27/18		50,000	49,814
2.500%, 9/26/18		294,000	297,751
2.550%, 4/8/19		402,000	407,192
2.500%, 7/29/19		371,000	374,986
2.650%, 10/26/20		1,025,000	1,033,335
3.375%, 3/1/23		50,000	50,410
3.500%, 5/15/23		105,000	105,016
3.875%, 10/25/23		75,000	78,478
3.750%, 6/16/24		75,000	77,731
4.000%, 8/5/24		50,000	50,421
3.875%, 3/26/25		112,000	110,192
4.400%, 6/10/25		100,000	101,084
Comerica, Inc.
2.125%, 5/23/19		50,000	49,487
Commonwealth Bank of Australia/New York
1.900%, 9/18/17		182,000	183,353
1.750%, 11/2/18		500,000	499,985
Cooperatieve Rabobank UA
3.875%, 2/8/22		91,000	97,053
Cooperatieve Rabobank UA/New York
2.250%, 1/14/19		250,000	253,482
Credit Agricole S.A.
8.125%, 9/19/33(l)(m)		400,000	435,000
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		250,000	246,185
3.750%, 3/26/25		1,000,000	953,548
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41(b)(l)(m)		400,000	404,440
Fifth Third Bancorp
2.875%, 7/27/20		100,000	101,505
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 5/11/16§		417,000	417,000
HSBC Bank USA N.A.
4.875%, 8/24/20		182,000	195,080
HSBC Holdings plc
4.000%, 3/30/22		91,000	95,423
4.300%, 3/8/26		200,000	205,994
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20		9,000	10,349
3.150%, 3/14/21		100,000	101,612
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	204,707
JPMorgan Chase & Co.
1.350%, 2/15/17		349,000	349,712
2.000%, 8/15/17		45,000	45,472
6.000%, 1/15/18		273,000	293,907
6.300%, 4/23/19		91,000	102,912
2.200%, 10/22/19		103,000	104,612
2.250%, 1/23/20		900,000	906,177
2.750%, 6/23/20		601,000	614,825
4.400%, 7/22/20		182,000	197,769
4.625%, 5/10/21		91,000	100,654
3.250%, 9/23/22		64,000	66,571
3.200%, 1/25/23		54,000	55,367
3.875%, 2/1/24		100,000	106,340
3.875%, 9/10/24		299,000	305,842
3.125%, 1/23/25		500,000	501,477
3.900%, 7/15/25		274,000	290,676
4.250%, 10/1/27		85,000	87,785
KeyBank N.A./Ohio
2.500%, 12/15/19		250,000	252,671
KfW
0.875%, 9/5/17		36,000	35,950
1.000%, 1/26/18		100,000	99,893
4.500%, 7/16/18		91,000	98,100
1.125%, 8/6/18		100,000	100,124
1.125%, 11/16/18		100,000	100,029
1.500%, 2/6/19		125,000	126,175
4.875%, 6/17/19		91,000	101,242
4.000%, 1/27/20		91,000	99,645
1.875%, 6/30/20		125,000	127,610
2.750%, 9/8/20		57,000	59,866
2.750%, 10/1/20		100,000	105,619
2.625%, 1/25/22		91,000	95,898
2.125%, 1/17/23		118,000	120,461
2.500%, 11/20/24		125,000	129,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Landwirtschaftliche Rentenbank
0.875%, 9/12/17		$125,000	$124,929
1.375%, 10/23/19		21,000	21,028
2.000%, 1/13/25		75,000	74,895
Lloyds Bank plc
1.398%, 8/17/18(l)		700,000	696,661
1.621%, 1/22/19(l)		1,000,000	998,149
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	199,567
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	203,409
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	46,375
Novo Banco S.A.
5.000%, 4/23/19	EUR	100,000	87,049
5.000%, 5/23/19		600,000	522,296
Oesterreichische Kontrollbank AG
1.625%, 3/12/19		$50,000	50,648
1.500%, 10/21/20		75,000	74,656
PNC Bank N.A.
4.875%, 9/21/17		50,000	52,232
1.500%, 2/23/18		250,000	250,168
PNC Financial Services Group, Inc.
3.900%, 4/29/24		75,000	78,841
PNC Funding Corp.
4.375%, 8/11/20		36,000	39,086
Royal Bank of Canada
1.400%, 10/13/17		50,000	50,088
1.500%, 1/16/18		45,000	45,076
2.350%, 10/30/20		100,000	100,966
4.650%, 1/27/26		75,000	75,978
Royal Bank of Scotland Group plc
6.400%, 10/21/19		100,000	112,000
Royal Bank of Scotland plc
6.934%, 4/9/18	EUR	400,000	499,766
9.500%, 3/16/22(l)(m)		$400,000	423,320
Santander Holdings USA, Inc.
4.500%, 7/17/25		50,000	51,398
Societe Generale S.A.
4.250%, 4/14/25§		700,000	676,580
Sumitomo Mitsui Banking Corp.
1.950%, 7/23/18		250,000	250,533
Sumitomo Mitsui Financial Group, Inc.
2.316%, 3/9/21(l)		400,000	402,328
2.934%, 3/9/21		100,000	101,903
3.784%, 3/9/26		100,000	103,065
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	99,825
Svenska Handelsbanken AB
2.400%, 10/1/20		900,000	905,795
Toronto-Dominion Bank
1.125%, 5/2/17		50,000	50,026
2.250%, 11/5/19		50,000	50,623
2.500%, 12/14/20		100,000	101,954
U.S. Bancorp
1.650%, 5/15/17		75,000	75,418
1.950%, 11/15/18		50,000	50,741
2.950%, 7/15/22		209,000	213,530
3.700%, 1/30/24		75,000	80,981
Wachovia Corp.
5.750%, 2/1/18		36,000	38,729
Wells Fargo & Co.
1.150%, 6/2/17		50,000	50,007
5.625%, 12/11/17		91,000	97,380
1.500%, 1/16/18		54,000	54,224
2.600%, 7/22/20		67,000	68,544
2.550%, 12/7/20		962,000	976,899
2.500%, 3/4/21		800,000	810,160
4.600%, 4/1/21		75,000	83,158
3.500%, 3/8/22		136,000	144,964
3.450%, 2/13/23		54,000	55,505
3.000%, 2/19/25		100,000	100,917
3.550%, 9/29/25		255,000	266,214
3.900%, 5/1/45		229,000	227,834
4.900%, 11/17/45		43,000	45,710
Westpac Banking Corp.
2.000%, 8/14/17		36,000	36,350
1.500%, 12/1/17		100,000	100,332
4.875%, 11/19/19		54,000	59,225

			33,479,021

Capital Markets (1.9%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		50,000	51,229
Ameriprise Financial, Inc.
5.300%, 3/15/20		36,000	40,284
Bank of New York Mellon Corp.
2.100%, 1/15/19		231,000	234,197
5.450%, 5/15/19		36,000	40,089
1.488%, 8/17/20(l)		400,000	398,188
2.600%, 8/17/20		450,000	459,214
4.150%, 2/1/21		36,000	38,996
3.650%, 2/4/24		50,000	53,071
BlackRock, Inc.
5.000%, 12/10/19		36,000	40,216
3.500%, 3/18/24		50,000	52,939
Charles Schwab Corp.
3.225%, 9/1/22		36,000	37,490
Credit Suisse AG/New York
4.375%, 8/5/20		146,000	158,366
3.625%, 9/9/24		250,000	253,002
Deutsche Bank AG
3.125%, 1/13/21		50,000	49,486
4.100%, 1/13/26		50,000	48,803
Deutsche Bank AG/London
6.000%, 9/1/17		91,000	95,892
Eaton Vance Corp.
6.500%, 10/2/17		22,000	23,501
Goldman Sachs Group, Inc.
1.288%, 5/22/17(l)		900,000	899,636
6.250%, 9/1/17		136,000	144,702
6.150%, 4/1/18		136,000	146,972
2.625%, 1/31/19		394,000	401,263
7.500%, 2/15/19		471,000	542,152
5.375%, 3/15/20		127,000	141,103
2.600%, 4/23/20		126,000	127,070
1.834%, 9/15/20(l)		500,000	496,250
2.750%, 9/15/20		59,000	59,888
5.250%, 7/27/21		132,000	148,288
5.750%, 1/24/22		75,000	86,332
4.000%, 3/3/24		92,000	96,404
3.500%, 1/23/25		167,000	168,182
3.750%, 5/22/25		316,000	323,084
4.800%, 7/8/44		33,000	34,562
4.750%, 10/21/45		63,000	65,515
ING Bank N.V.
2.050%, 8/17/18§		1,000,000	1,004,343
Jefferies Group LLC
8.500%, 7/15/19		54,000	61,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
5.125%, 1/20/23		$18,000	$18,003
6.500%, 1/20/43		17,000	15,127
Lazard Group LLC
4.250%, 11/14/20		62,000	64,635
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(b)(h)*		5,000,000	356,000
0.000%, 12/30/16(b)		10,200,000	701,760
6.750%, 12/28/17(b)*†		470,000	—
Morgan Stanley
2.125%, 4/25/18		1,000,000	1,006,506
7.300%, 5/13/19		218,000	250,751
2.375%, 7/23/19		75,000	75,674
2.650%, 1/27/20		250,000	253,040
2.800%, 6/16/20		219,000	222,877
5.500%, 7/28/21		27,000	30,679
3.750%, 2/25/23		172,000	179,104
4.100%, 5/22/23		27,000	27,817
3.875%, 4/29/24		75,000	78,574
3.700%, 10/23/24		250,000	258,399
4.000%, 7/23/25		291,000	304,571
3.875%, 1/27/26		201,000	209,618
4.300%, 1/27/45		108,000	108,854
Nomura Holdings, Inc.
6.700%, 3/4/20		37,000	42,701
Northern Trust Corp.
3.450%, 11/4/20		36,000	38,209
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		565,034	574,949
UBS AG/Connecticut
1.195%, 6/1/17(l)		300,000	299,460
5.875%, 12/20/17		74,000	79,250
4.875%, 8/4/20		170,000	187,165
7.625%, 8/17/22		400,000	456,000
4.750%, 5/22/23(l)(m)		200,000	201,500

			13,063,301

Consumer Finance (2.0%)
Ally Financial, Inc.
3.250%, 9/29/17		700,000	695,625
8.000%, 3/15/20		804,000	898,470
American Express Centurion Bank
6.000%, 9/13/17		146,000	154,833
American Express Co.
7.000%, 3/19/18		2,093,000	2,293,924
8.125%, 5/20/19		45,000	53,239
American Express Credit Corp.
1.125%, 6/5/17		351,000	350,562
1.550%, 9/22/17		52,000	52,075
2.125%, 3/18/19		50,000	50,559
2.250%, 8/15/19		198,000	200,201
American Honda Finance Corp.
2.125%, 10/10/18		75,000	76,335
2.450%, 9/24/20		50,000	51,231
Capital One Financial Corp.
2.450%, 4/24/19		75,000	75,034
Caterpillar Financial Services Corp.
1.250%, 8/18/17		75,000	75,244
1.250%, 11/6/17		45,000	45,013
7.150%, 2/15/19		36,000	41,372
Discover Financial Services
6.450%, 6/12/17		36,000	37,746
5.200%, 4/27/22		27,000	28,704
3.950%, 11/6/24		75,000	74,168
Ford Motor Credit Co. LLC
1.724%, 12/6/17		749,000	744,845
2.375%, 1/16/18		2,609,000	2,621,327
3.336%, 3/18/21		242,000	249,063
5.875%, 8/2/21		182,000	208,638
4.250%, 9/20/22		200,000	212,400
4.389%, 1/8/26		200,000	211,697
General Motors Financial Co., Inc.
4.750%, 8/15/17		75,000	77,580
3.100%, 1/15/19		36,000	36,252
3.200%, 7/13/20		600,000	596,940
3.700%, 11/24/20		97,000	98,193
4.200%, 3/1/21		50,000	51,430
3.450%, 4/10/22		158,000	154,935
4.000%, 1/15/25		223,000	215,418
5.250%, 3/1/26		50,000	52,065
HSBC Finance Corp.
6.676%, 1/15/21		100,000	114,740
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,619
John Deere Capital Corp.
2.800%, 9/18/17		91,000	92,996
1.300%, 3/12/18		27,000	27,037
3.150%, 10/15/21		54,000	56,682
3.350%, 6/12/24		118,000	123,346
LeasePlan Corp. N.V.
2.875%, 1/22/19§		500,000	497,461
Navient Corp.
8.450%, 6/15/18		1,000,000	1,068,800
PACCAR Financial Corp.
1.400%, 5/18/18		75,000	74,892
Synchrony Financial
2.600%, 1/15/19		76,000	76,193
3.000%, 8/15/19		37,000	37,385
2.700%, 2/3/20		48,000	47,468
4.250%, 8/15/24		37,000	37,643
4.500%, 7/23/25		94,000	96,494
Toyota Motor Credit Corp.
1.250%, 10/5/17		36,000	36,065
1.450%, 1/12/18		200,000	201,039
2.750%, 5/17/21		266,000	276,036
3.400%, 9/15/21		54,000	57,826

			13,806,840

Diversified Financial Services (1.1%)
Bank of America N.A.
0.914%, 6/15/16(l)		16,000	15,994
1.086%, 6/5/17(l)		1,300,000	1,297,148
0.934%, 6/15/17(l)		400,000	397,164
Berkshire Hathaway, Inc.
1.550%, 2/9/18		27,000	27,253
2.200%, 3/15/21		20,000	20,348
3.000%, 2/11/23		75,000	77,718
3.125%, 3/15/26		241,000	247,056
Block Financial LLC
5.500%, 11/1/22		36,000	38,484
Brixmor Operating Partnership LP
3.850%, 2/1/25		100,000	91,312
CME Group, Inc./Illinois
3.000%, 3/15/25		75,000	75,861
Delos Finance Sarl, Term Loan
3.500%, 2/27/21		1,300,000	1,302,167
Intercontinental Exchange, Inc.
2.750%, 12/1/20		48,000	49,010
3.750%, 12/1/25		61,000	62,271
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		2,249,000	2,383,000
4.375%, 11/30/21(l)(m)	EUR	150,000	171,880
McGraw Hill Financial, Inc.
2.500%, 8/15/18		$100,000	101,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Moody’s Corp.
4.500%, 9/1/22	$77,000	$84,062
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17	36,000	36,634
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	54,000	57,955
2.850%, 1/27/25	100,000	101,032
Private Export Funding Corp.
2.250%, 3/15/20	75,000	77,433
2.050%, 11/15/22	46,000	45,157
Rio Oil Finance Trust
9.250%, 7/6/24§	400,000	246,000
Sasol Financing International plc
4.500%, 11/14/22	50,000	48,500
Shell International Finance B.V.
4.300%, 9/22/19	36,000	38,963
4.375%, 3/25/20	36,000	39,289
2.125%, 5/11/20	314,000	316,516
2.375%, 8/21/22	36,000	35,558
3.400%, 8/12/23	75,000	77,639
4.125%, 5/11/35	176,000	178,687
3.625%, 8/21/42	51,000	45,528
Woodside Finance Ltd.
3.650%, 3/5/25§	5,000	4,580
XTRA Finance Corp.
5.150%, 4/1/17	36,000	37,492

		7,829,044

Insurance (0.7%)
Aflac, Inc.
3.625%, 6/15/23	55,000	57,128
3.625%, 11/15/24	125,000	129,628
Allstate Corp.
7.450%, 5/16/19	36,000	42,175
3.150%, 6/15/23	53,000	54,471
American International Group, Inc.
5.850%, 1/16/18	45,000	48,244
3.375%, 8/15/20	99,000	102,014
6.400%, 12/15/20	91,000	105,456
4.875%, 6/1/22	36,000	39,489
3.750%, 7/10/25	566,000	562,598
3.900%, 4/1/26	581,000	581,280
3.875%, 1/15/35	55,000	48,813
4.500%, 7/16/44	108,000	101,673
4.375%, 1/15/55	24,000	20,963
Aon Corp.
5.000%, 9/30/20	36,000	39,892
Aon plc
4.750%, 5/15/45	89,000	90,225
Axis Specialty Finance LLC
5.875%, 6/1/20	27,000	29,666
Berkshire Hathaway Finance Corp.
1.450%, 3/7/18	206,000	207,576
1.700%, 3/15/19	30,000	30,391
4.250%, 1/15/21	54,000	60,091
Chubb Corp.
6.375%, 4/15/37(l)	36,000	31,320
Chubb INA Holdings, Inc.
5.900%, 6/15/19	36,000	40,597
CNA Financial Corp.
5.875%, 8/15/20	54,000	60,276
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	36,000	39,808
Lincoln National Corp.
8.750%, 7/1/19	36,000	42,814
3.350%, 3/9/25	29,000	27,876
6.050%, 4/20/67(l)	54,000	35,100
Markel Corp.
7.125%, 9/30/19	36,000	41,330
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	37,000	37,370
4.800%, 7/15/21	36,000	39,901
3.750%, 3/14/26	16,000	16,396
MassMutual Global Funding II
2.350%, 4/9/19§	400,000	408,451
MetLife, Inc.
4.750%, 2/8/21	91,000	101,075
4.050%, 3/1/45	125,000	118,136
Metropolitan Life Global Funding I
1.300%, 4/10/17§	587,000	587,205
2.300%, 4/10/19§	300,000	304,485
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	36,000	37,120
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	36,000	36,296
Principal Financial Group, Inc.
8.875%, 5/15/19	36,000	42,738
Progressive Corp.
3.750%, 8/23/21	46,000	49,238
Protective Life Corp.
7.375%, 10/15/19	36,000	41,947
Prudential Financial, Inc.
6.000%, 12/1/17	86,000	91,877
3.500%, 5/15/24	50,000	50,782
5.875%, 9/15/42(l)	27,000	28,046
Travelers Cos., Inc.
5.800%, 5/15/18	45,000	48,957
4.600%, 8/1/43	73,000	81,543
Trinity Acquisition plc
4.400%, 3/15/26	50,000	50,700
Unum Group
5.625%, 9/15/20	36,000	39,347
XLIT Ltd.
2.300%, 12/15/18	62,000	62,145
4.450%, 3/31/25	75,000	74,051

		5,018,700

Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	25,000	24,903
American Tower Corp.
5.050%, 9/1/20	64,000	69,767
5.000%, 2/15/24	50,000	54,920
AvalonBay Communities, Inc.
4.200%, 12/15/23	50,000	54,162
Boston Properties LP
3.700%, 11/15/18	36,000	37,798
5.875%, 10/15/19	54,000	60,328
Camden Property Trust
4.625%, 6/15/21	36,000	39,338
Corporate Office Properties LP
5.000%, 7/1/25	100,000	101,236
CubeSmart LP
4.375%, 12/15/23	25,000	26,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
DDR Corp.
4.625%, 7/15/22	$27,000	$28,654
Digital Realty Trust LP
3.400%, 10/1/20	400,000	408,253
3.625%, 10/1/22	27,000	26,572
EPR Properties
7.750%, 7/15/20	36,000	41,675
Equity Commonwealth
6.650%, 1/15/18	36,000	37,948
ERP Operating LP
3.000%, 4/15/23	75,000	76,015
Essex Portfolio LP
3.875%, 5/1/24	25,000	25,814
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	36,358
HCP, Inc.
3.150%, 8/1/22	36,000	34,498
4.250%, 11/15/23	70,000	70,292
Highwoods Realty LP
3.625%, 1/15/23	27,000	26,816
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	37,453
Kilroy Realty LP
4.375%, 10/1/25	1,000,000	1,044,602
Kimco Realty Corp.
6.875%, 10/1/19	36,000	41,463
3.200%, 5/1/21	25,000	25,570
Liberty Property LP
4.750%, 10/1/20	36,000	38,817
National Retail Properties, Inc.
3.800%, 10/15/22	27,000	27,727
Prologis LP
4.250%, 8/15/23	50,000	54,006
Realty Income Corp.
5.750%, 1/15/21	45,000	50,832
Regency Centers LP
3.900%, 11/1/25	50,000	51,142
Select Income REIT
4.500%, 2/1/25	100,000	94,873
Simon Property Group LP
5.650%, 2/1/20	41,000	46,284
3.300%, 1/15/26	75,000	77,686
UDR, Inc.
4.250%, 6/1/18	36,000	37,748
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	27,000	27,022
4.250%, 3/1/22	40,000	42,447
3.250%, 8/15/22	36,000	35,990
Vornado Realty LP
5.000%, 1/15/22	45,000	48,414
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	35,898
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§	500,000	512,204
Weingarten Realty Investors
3.375%, 10/15/22	54,000	53,522
Welltower, Inc.
4.700%, 9/15/17	36,000	37,411
6.125%, 4/15/20	26,000	29,261
Weyerhaeuser Co.
4.625%, 9/15/23	50,000	52,376

		3,784,432

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
1.650%, 9/29/17	25,000	25,019
2.000%, 8/24/18	33,000	33,136
4.000%, 3/13/24	50,000	53,110
BPCE S.A.
1.613%, 7/25/17	125,000	125,166

		236,431

Total Financials		77,217,769

Health Care (2.5%)
Biotechnology (0.4%)
Amgen, Inc.
5.850%, 6/1/17	54,000	56,822
6.150%, 6/1/18	11,000	12,073
2.125%, 5/1/20	160,000	161,462
3.450%, 10/1/20	54,000	57,312
3.625%, 5/15/22	45,000	48,219
3.625%, 5/22/24	50,000	52,697
5.650%, 6/15/42	67,000	78,670
4.400%, 5/1/45	60,000	60,882
Baxalta, Inc.
1.404%, 6/22/18(l)§	500,000	489,965
4.000%, 6/23/25§	125,000	126,826
Biogen, Inc.
6.875%, 3/1/18	36,000	39,349
2.900%, 9/15/20	140,000	144,013
3.625%, 9/15/22	68,000	71,750
4.050%, 9/15/25	57,000	60,831
5.200%, 9/15/45	46,000	51,019
Celgene Corp.
2.300%, 8/15/18	43,000	43,660
2.250%, 5/15/19	169,000	171,113
3.250%, 8/15/22	45,000	46,454
3.875%, 8/15/25	100,000	105,010
Gilead Sciences, Inc.
1.850%, 9/4/18	20,000	20,334
2.350%, 2/1/20	76,000	77,721
2.550%, 9/1/20	50,000	51,315
4.500%, 4/1/21	54,000	60,398
3.650%, 3/1/26	148,000	157,401
4.600%, 9/1/35	26,000	28,166
4.800%, 4/1/44	164,000	181,272
4.500%, 2/1/45	38,000	40,144
4.750%, 3/1/46	56,000	61,498

		2,556,376

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.125%, 5/27/20	36,000	39,221
2.550%, 3/15/22	110,000	111,866
2.950%, 3/15/25	100,000	101,094
Becton Dickinson and Co.
1.450%, 5/15/17	111,000	111,022
1.800%, 12/15/17	137,000	137,249
2.675%, 12/15/19	63,000	64,502
3.250%, 11/12/20	54,000	56,177
3.125%, 11/8/21	68,000	69,943
3.300%, 3/1/23	36,000	36,661
4.685%, 12/15/44	21,000	22,670
Boston Scientific Corp.
5.125%, 1/12/17	977,000	1,001,951
2.650%, 10/1/18	146,000	148,491
6.000%, 1/15/20	36,000	40,576
2.850%, 5/15/20	103,000	104,166
3.375%, 5/15/22	1,000,000	1,015,400
3.850%, 5/15/25	73,000	75,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Covidien International Finance S.A.
2.950%, 6/15/23	$75,000	$77,344
Medtronic, Inc.
2.500%, 3/15/20	102,000	105,424
4.450%, 3/15/20	54,000	59,826
3.125%, 3/15/22	95,000	99,043
3.150%, 3/15/22	100,000	105,514
3.625%, 3/15/24	90,000	96,444
3.500%, 3/15/25	100,000	106,480
4.625%, 3/15/44	101,000	112,663
4.625%, 3/15/45	90,000	99,927
St. Jude Medical, Inc.
2.800%, 9/15/20	68,000	69,119
3.250%, 4/15/23	27,000	27,326
3.875%, 9/15/25	22,000	23,055
Stryker Corp.
2.000%, 3/8/19	50,000	50,488
4.375%, 1/15/20	36,000	38,917
3.375%, 11/1/25	31,000	31,756
3.500%, 3/15/26	105,000	108,728
4.625%, 3/15/46	46,000	49,041
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	27,000	29,272
2.700%, 4/1/20	100,000	101,414
3.550%, 4/1/25	39,000	39,382
4.250%, 8/15/35	99,000	96,323

		4,664,030

Health Care Providers & Services (0.4%)
Aetna, Inc.
3.950%, 9/1/20	64,000	68,404
4.500%, 5/15/42	68,000	66,569
4.125%, 11/15/42	33,000	30,897
AmerisourceBergen Corp.
1.150%, 5/15/17	140,000	139,566
4.875%, 11/15/19	27,000	29,605
3.250%, 3/1/25	39,000	39,654
4.250%, 3/1/45	39,000	38,286
Anthem, Inc.
1.875%, 1/15/18	360,000	360,764
2.300%, 7/15/18	173,000	174,104
4.350%, 8/15/20	118,000	127,111
3.300%, 1/15/23	168,000	169,509
4.650%, 8/15/44	50,000	49,766
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	52,068
Cigna Corp.
5.125%, 6/15/20	39,000	43,126
3.250%, 4/15/25	169,000	168,493
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	31,430
Express Scripts Holding Co.
1.250%, 6/2/17	123,000	122,847
3.900%, 2/15/22	61,000	63,328
3.500%, 6/15/24	50,000	49,473
Humana, Inc.
7.200%, 6/15/18	27,000	30,020
3.850%, 10/1/24	50,000	51,524
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,156
2.625%, 2/1/20	40,000	40,157
4.625%, 11/15/20	45,000	48,686
3.750%, 8/23/22	20,000	20,556
McKesson Corp.
2.700%, 12/15/22	27,000	26,720
2.850%, 3/15/23	36,000	35,758
3.796%, 3/15/24	50,000	52,077
Medco Health Solutions, Inc.
7.125%, 3/15/18	45,000	49,457
4.125%, 9/15/20	45,000	47,689
UnitedHealth Group, Inc.
6.000%, 2/15/18	45,000	48,858
1.900%, 7/16/18	30,000	30,385
2.700%, 7/15/20	71,000	73,483
2.875%, 12/15/21	95,000	98,563
3.350%, 7/15/22	40,000	42,372
2.875%, 3/15/23	27,000	27,612
3.750%, 7/15/25	75,000	80,670
4.625%, 7/15/35	16,000	17,769
3.950%, 10/15/42	113,000	113,007

		2,784,519

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
6.000%, 3/1/20	36,000	40,138
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	151,000	153,244
3.650%, 12/15/25	26,000	26,467

		219,849

Pharmaceuticals (1.0%)
AbbVie, Inc.
1.750%, 11/6/17	65,000	65,260
1.800%, 5/14/18	75,000	75,454
2.500%, 5/14/20	254,000	258,089
2.900%, 11/6/22	210,000	212,390
3.600%, 5/14/25	75,000	77,763
4.500%, 5/14/35	66,000	68,600
4.400%, 11/6/42	77,000	77,747
Actavis Funding SCS
1.300%, 6/15/17	75,000	74,845
3.000%, 3/12/20	1,657,000	1,704,459
3.800%, 3/15/25	100,000	103,660
4.750%, 3/15/45	230,000	241,661
Actavis, Inc.
6.125%, 8/15/19	22,000	24,521
3.250%, 10/1/22	36,000	36,948
Allergan, Inc.
3.375%, 9/15/20	45,000	46,663
AstraZeneca plc
5.900%, 9/15/17	36,000	38,405
2.375%, 11/16/20	75,000	76,311
3.375%, 11/16/25	120,000	124,020
4.375%, 11/16/45	34,000	36,187
Bristol-Myers Squibb Co.
4.500%, 3/1/44	92,000	104,282
Eli Lilly & Co.
3.700%, 3/1/45	25,000	25,347
GlaxoSmithKline Capital plc
2.850%, 5/8/22	140,000	146,467
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	36,000	39,439
2.800%, 3/18/23	36,000	37,220
Johnson & Johnson
5.550%, 8/15/17	54,000	57,452
2.950%, 9/1/20	36,000	38,263
2.450%, 12/5/21	25,000	25,914
2.450%, 3/1/26	256,000	256,749
Merck & Co., Inc.
1.300%, 5/18/18	30,000	30,200
2.350%, 2/10/22	700,000	714,193
2.400%, 9/15/22	27,000	27,311
2.800%, 5/18/23	62,000	64,715
2.750%, 2/10/25	650,000	664,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Mylan, Inc.
3.125%, 1/15/23§	$65,000	$62,170
Novartis Capital Corp.
4.400%, 4/24/20	158,000	175,549
3.400%, 5/6/24	50,000	53,660
3.000%, 11/20/25	50,000	52,100
4.000%, 11/20/45	16,000	17,031
Novartis Securities Investment Ltd.
5.125%, 2/10/19	64,000	70,701
Pfizer, Inc.
1.100%, 5/15/17	125,000	125,427
6.200%, 3/15/19	45,000	51,119
3.400%, 5/15/24	50,000	53,547
4.400%, 5/15/44	66,000	73,509
Roche Holdings, Inc.
3.000%, 11/10/25§	200,000	206,710
Sanofi S.A.
1.250%, 4/10/18	45,000	45,200
4.000%, 3/29/21	36,000	39,558
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	132,000	137,280
2.950%, 12/18/22	36,000	36,077
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	45,000	46,800
Zoetis, Inc.
1.875%, 2/1/18	36,000	35,902
3.250%, 2/1/23	49,000	48,236

		6,905,411

Total Health Care		17,130,185

Industrials (1.6%)
Aerospace & Defense (0.3%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	31,446
3.850%, 12/15/25§	20,000	20,586
4.750%, 10/7/44§	7,000	7,347
Boeing Co.
2.350%, 10/30/21	62,000	63,169
2.200%, 10/30/22	10,000	9,911
2.600%, 10/30/25	14,000	14,177
General Dynamics Corp.
2.250%, 11/15/22	62,000	62,821
Honeywell International, Inc.
4.250%, 3/1/21	45,000	50,118
L-3 Communications Corp.
4.950%, 2/15/21	73,000	76,062
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	76,720
3.350%, 9/15/21	45,000	47,479
3.100%, 1/15/23	614,000	636,749
3.550%, 1/15/26	87,000	92,096
3.600%, 3/1/35	51,000	49,501
4.500%, 5/15/36	15,000	16,009
4.070%, 12/15/42	52,000	52,424
4.700%, 5/15/46	42,000	46,923
Northrop Grumman Corp.
3.850%, 4/15/45	50,000	49,552
Precision Castparts Corp.
1.250%, 1/15/18	45,000	45,021
Raytheon Co.
4.400%, 2/15/20	73,000	80,246
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,055
Textron, Inc.
4.000%, 3/15/26	25,000	25,493
United Technologies Corp.
1.800%, 6/1/17	18,000	18,151
1.778%, 5/4/18(e)	216,000	216,515
6.125%, 2/1/19	27,000	30,346
4.500%, 4/15/20	36,000	39,672
3.100%, 6/1/22	54,000	57,012
4.150%, 5/15/45	60,000	61,728

		1,997,329

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	36,000	42,100
4.900%, 1/15/34	99,000	108,402
3.900%, 2/1/35	9,000	8,674
4.100%, 2/1/45	49,000	46,613
4.750%, 11/15/45	45,000	47,605
4.550%, 4/1/46	65,000	66,718
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	57,658

		377,770

Airlines (0.2%)
American Airlines, Inc.
3.375%, 5/1/27	176,361	171,281
Continental Airlines, Inc., Class B
Series 2010-1 B
6.000%, 1/12/19	442,905	455,084
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	34,451	38,564
Series 2010-2 A
4.950%, 5/23/19	42,511	44,637
Southwest Airlines Co.
2.750%, 11/6/19	70,000	71,708
2.650%, 11/5/20	67,000	67,925
Turkish Airlines
4.200%, 3/15/27§	847,364	800,759

		1,649,958

Commercial Services & Supplies (0.1%)
Cornell University
5.450%, 2/1/19	36,000	40,119
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	17,854
4.625%, 3/15/24	100,000	101,613
Republic Services, Inc.
5.500%, 9/15/19	27,000	29,794
5.250%, 11/15/21	36,000	40,928
3.200%, 3/15/25	127,000	127,700
Waste Management, Inc.
2.900%, 9/15/22	36,000	36,605
3.125%, 3/1/25	49,000	50,140
3.900%, 3/1/35	61,000	60,438

		505,191

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	21,000	21,114
2.875%, 5/8/22	36,000	36,656
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	631,680	135,811

		193,581

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	27,000	27,008
2.750%, 11/2/22	272,000	272,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Emerson Electric Co.
4.875%, 10/15/19	$45,000	$49,239
Rockwell Automation, Inc.
2.875%, 3/1/25	170,000	172,404

		520,999

Industrial Conglomerates (0.3%)
3M Co.
1.625%, 6/15/19	50,000	50,704
Danaher Corp.
2.300%, 6/23/16	215,000	215,948
5.400%, 3/1/19	36,000	39,755
3.900%, 6/23/21	27,000	29,613
General Electric Co.
5.625%, 9/15/17	100,000	106,780
1.600%, 11/20/17	27,000	27,324
5.250%, 12/6/17	91,000	97,534
5.300%, 2/11/21	54,000	62,682
4.650%, 10/17/21	91,000	103,837
3.150%, 9/7/22	192,000	204,123
2.700%, 10/9/22	64,000	66,551
3.100%, 1/9/23	301,000	319,000
4.500%, 3/11/44	191,000	212,322
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	254,000	295,153
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	39,840
Koninklijke Philips N.V.
5.750%, 3/11/18	36,000	38,431
Pentair Finance S.A.
5.000%, 5/15/21	27,000	28,712
Roper Technologies, Inc.
1.850%, 11/15/17	36,000	36,123
Tyco Electronics Group S.A.
4.875%, 1/15/21	36,000	39,171

		2,013,603

Machinery (0.1%)
Caterpillar, Inc.
1.500%, 6/26/17	91,000	91,490
3.400%, 5/15/24	35,000	36,791
Deere & Co.
2.600%, 6/8/22	91,000	92,452
Dover Corp.
3.150%, 11/15/25	50,000	51,662
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	80,000	80,193
4.650%, 11/1/44	14,000	14,309
Kennametal, Inc.
3.875%, 2/15/22	27,000	25,602
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,347

		428,846

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,962

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	100,361
3.450%, 9/15/21	25,000	26,780
3.000%, 3/15/23	124,000	128,904
3.400%, 9/1/24	50,000	53,216
4.150%, 4/1/45	32,000	32,545
4.700%, 9/1/45	30,000	33,377
Canadian National Railway Co.
5.550%, 3/1/19	64,000	70,678
2.750%, 3/1/26	146,000	149,492
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	41,243
CSX Corp.
6.250%, 3/15/18	54,000	58,830
3.700%, 11/1/23	50,000	53,347
3.350%, 11/1/25	36,000	37,100
4.100%, 3/15/44	49,000	48,262
Norfolk Southern Corp.
7.700%, 5/15/17	49,000	52,407
5.900%, 6/15/19	36,000	40,187
4.450%, 6/15/45	51,000	52,765
Ryder System, Inc.
2.500%, 3/1/18	21,000	21,251
2.450%, 9/3/19	110,000	109,477
2.875%, 9/1/20	50,000	49,763
Union Pacific Corp.
2.750%, 4/15/23	62,000	63,165
3.250%, 8/15/25	100,000	106,784
3.375%, 2/1/35	29,000	27,916
4.050%, 11/15/45	9,000	9,204
3.875%, 2/1/55	102,000	95,312
4.375%, 11/15/65	40,000	39,633
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 5/14/26	84,007	84,537

		1,586,536

Trading Companies & Distributors (0.3%)
Air Lease Corp.
5.625%, 4/1/17	100,000	102,490
Aviation Capital Group Corp.
2.875%, 9/17/18§	145,000	144,456
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	175,775	175,986
5.250%, 5/30/23§	1,315,538	1,318,827
GATX Corp.
2.600%, 3/30/20	41,000	40,170

		1,781,929

Total Industrials		11,092,704

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	55,348
2.125%, 3/1/19	75,000	77,091
2.450%, 6/15/20	100,000	103,385
3.625%, 3/4/24	75,000	81,954
Harris Corp.
2.700%, 4/27/20	108,000	107,918
4.854%, 4/27/35	85,000	87,997
5.054%, 4/27/45	35,000	37,229
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,463

		586,385

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
1.550%, 9/15/17	25,000	24,959
Avnet, Inc.
5.875%, 6/15/20	45,000	49,351
Corning, Inc.
1.450%, 11/15/17	27,000	26,852

		101,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	$200,000	$201,711
3.600%, 11/28/24	500,000	505,040
eBay, Inc.
3.250%, 10/15/20	36,000	36,987
2.600%, 7/15/22	45,000	43,029
Google, Inc.
3.625%, 5/19/21	36,000	39,423

		826,190

IT Services (0.3%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	51,413
Fidelity National Information Services, Inc.
1.450%, 6/5/17	30,000	29,748
2.000%, 4/15/18	21,000	20,879
3.625%, 10/15/20	86,000	88,833
Fiserv, Inc.
4.625%, 10/1/20	36,000	38,953
International Business Machines Corp.
5.700%, 9/14/17	136,000	145,186
7.625%, 10/15/18	91,000	104,935
1.875%, 8/1/22	91,000	89,279
3.450%, 2/19/26	550,000	575,127
MasterCard, Inc.
3.375%, 4/1/24	82,000	87,206
Total System Services, Inc.
4.800%, 4/1/26	159,000	163,988
Visa, Inc.
2.200%, 12/14/20	100,000	102,505
2.800%, 12/14/22	157,000	163,739
3.150%, 12/14/25	228,000	237,050
4.150%, 12/14/35	44,000	47,071
Western Union Co.
5.253%, 4/1/20	73,000	78,813
Xerox Corp.
6.350%, 5/15/18	54,000	57,613
3.800%, 5/15/24	50,000	45,062

		2,127,400

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.
3.900%, 12/15/25	16,000	17,169
5.300%, 12/15/45	17,000	18,445
Applied Materials, Inc.
2.625%, 10/1/20	50,000	51,604
Avago Technologies, Term Loan B
4.250%, 11/3/22	700,000	696,014
Intel Corp.
1.350%, 12/15/17	64,000	64,528
2.450%, 7/29/20	30,000	30,987
2.700%, 12/15/22	45,000	46,399
3.700%, 7/29/25	100,000	109,447
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	29,267
4.650%, 11/1/24	50,000	50,204
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	102,424
4.800%, 5/20/45	45,000	44,095
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	100,506

		1,361,089

Software (0.2%)
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	23,062
Autodesk, Inc.
3.600%, 12/15/22	36,000	35,861
CA, Inc.
4.500%, 8/15/23	50,000	53,065
Microsoft Corp.
4.200%, 6/1/19	54,000	59,148
2.000%, 11/3/20	75,000	76,778
2.375%, 5/1/23	102,000	103,360
2.700%, 2/12/25	75,000	76,462
3.125%, 11/3/25	100,000	104,668
3.500%, 2/12/35	110,000	107,474
4.450%, 11/3/45	9,000	9,861
Oracle Corp.
1.200%, 10/15/17	64,000	64,307
5.750%, 4/15/18	109,000	119,154
2.800%, 7/8/21	370,000	386,635
2.500%, 10/15/22	73,000	73,968
3.400%, 7/8/24	75,000	79,748
2.950%, 5/15/25	100,000	102,197
3.250%, 5/15/30	149,000	148,270
4.375%, 5/15/55	64,000	63,906
Symantec Corp.
3.950%, 6/15/22	91,000	91,308

		1,779,232

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
1.000%, 5/3/18	91,000	91,106
1.700%, 2/22/19	100,000	101,528
2.100%, 5/6/19	226,000	231,947
2.250%, 2/23/21	150,000	152,796
2.150%, 2/9/22	100,000	100,760
2.400%, 5/3/23	136,000	135,890
3.250%, 2/23/26	438,000	456,954
3.450%, 2/9/45	42,000	37,831
4.650%, 2/23/46	423,000	460,332
EMC Corp.
1.875%, 6/1/18	45,000	43,991
2.650%, 6/1/20	36,000	33,647
Hewlett Packard Enterprise Co.
2.850%, 10/5/18§	220,000	223,401
3.600%, 10/15/20§	255,000	265,153
4.900%, 10/15/25§	50,000	51,448
HP, Inc.
3.750%, 12/1/20	37,000	38,162
4.375%, 9/15/21	45,000	47,013
NetApp, Inc.
2.000%, 12/15/17	36,000	35,911
Seagate HDD Cayman
3.750%, 11/15/18	75,000	74,625

		2,582,495

Total Information Technology		9,363,953

Materials (0.4%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	36,000	35,618
4.125%, 3/15/35	30,000	25,435
Air Products and Chemicals, Inc.
4.375%, 8/21/19	36,000	38,931
Albemarle Corp.
4.150%, 12/1/24	100,000	98,950
CF Industries, Inc.
6.875%, 5/1/18	50,000	53,984
3.450%, 6/1/23	50,000	48,248
5.375%, 3/15/44	78,000	72,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Dow Chemical Co.
8.550%, 5/15/19	$56,000	$66,482
3.000%, 11/15/22	27,000	27,516
3.500%, 10/1/24	75,000	76,812
4.375%, 11/15/42	26,000	24,915
4.625%, 10/1/44	44,000	43,974
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	68,151
2.800%, 2/15/23	45,000	45,199
Eastman Chemical Co.
2.400%, 6/1/17	36,000	36,293
3.600%, 8/15/22	45,000	46,591
4.800%, 9/1/42	38,000	36,516
Ecolab, Inc.
1.450%, 12/8/17	27,000	26,967
2.250%, 1/12/20	41,000	41,285
4.350%, 12/8/21	45,000	49,400
Lubrizol Corp.
8.875%, 2/1/19	26,000	30,910
LYB International Finance B.V.
4.000%, 7/15/23	36,000	37,716
Methanex Corp.
3.250%, 12/15/19	36,000	33,417
Monsanto Co.
2.125%, 7/15/19	50,000	50,347
2.200%, 7/15/22	18,000	17,464
3.600%, 7/15/42	71,000	58,169
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	29,181
PPG Industries, Inc.
3.600%, 11/15/20	27,000	27,962
Praxair, Inc.
4.500%, 8/15/19	36,000	39,250
2.700%, 2/21/23	36,000	36,709
RPM International, Inc.
6.125%, 10/15/19	36,000	39,853
Sherwin-Williams Co.
4.000%, 12/15/42	25,000	23,240

		1,387,561

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.750%, 4/16/26(b)§	500,000	512,450
CRH America, Inc.
5.750%, 1/15/21	45,000	50,781

		563,231

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	40,591
International Paper Co.
4.750%, 2/15/22	75,000	82,523
3.650%, 6/15/24	67,000	67,616
4.800%, 6/15/44	9,000	8,611
Packaging Corp. of America
3.900%, 6/15/22	36,000	36,965
WestRock RKT Co
3.500%, 3/1/20	59,000	59,254

		295,560

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23	12,000	11,655
Barrick North America Finance LLC
4.400%, 5/30/21	45,000	46,010
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	91,000	102,416
2.875%, 2/24/22	54,000	54,143
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	45,000	47,475
Glencore Canada Corp.
5.500%, 6/15/17	41,000	41,000
Goldcorp, Inc.
2.125%, 3/15/18	36,000	35,456
3.625%, 6/9/21	35,000	35,148
Nucor Corp.
5.850%, 6/1/18	27,000	28,805
5.200%, 8/1/43	47,000	47,043
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	34,604
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	91,000	107,648
4.125%, 5/20/21	45,000	47,429
Rio Tinto Finance USA plc
2.250%, 12/14/18	45,000	44,906
2.875%, 8/21/22	45,000	43,352
Vale Overseas Ltd.
4.625%, 9/15/20	64,000	58,560

		785,650

Total Materials		3,032,002

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.3%)
Altice Finco S.A.
7.625%, 2/15/25§	200,000	191,000
AT&T, Inc.
1.700%, 6/1/17	54,000	54,248
1.400%, 12/1/17	54,000	53,956
5.500%, 2/1/18	91,000	97,540
2.375%, 11/27/18	95,000	96,992
2.300%, 3/11/19	113,000	115,353
5.875%, 10/1/19	36,000	40,651
5.200%, 3/15/20	22,000	24,400
2.450%, 6/30/20	1,521,000	1,536,197
4.600%, 2/15/21	262,000	287,104
2.800%, 2/17/21	75,000	76,716
5.000%, 3/1/21	36,000	40,138
3.875%, 8/15/21	128,000	136,061
3.000%, 6/30/22	345,000	349,081
2.625%, 12/1/22	27,000	26,648
3.600%, 2/17/23	75,000	78,410
3.950%, 1/15/25	50,000	52,164
3.400%, 5/15/25	217,000	216,286
6.375%, 3/1/41	46,000	53,216
4.300%, 12/15/42	127,000	116,687
4.750%, 5/15/46	45,000	43,531
BellSouth LLC
4.821%, 4/26/16§	900,000	902,453
British Telecommunications plc
5.950%, 1/15/18	91,000	98,135
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, 4/15/23	100,000	102,362
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	81,767
Orange S.A.
2.750%, 2/6/19	25,000	25,624
5.375%, 7/8/19	36,000	39,860
5.500%, 2/6/44	50,000	59,662
Qwest Corp.
6.500%, 6/1/17	45,000	46,912
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	36,000	38,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.134%, 4/27/20	$33,000	$36,475
5.462%, 2/16/21	45,000	51,094
Verizon Communications, Inc.
2.164%, 9/15/16(l)	400,000	402,028
2.500%, 9/15/16	205,000	206,439
2.382%, 9/14/18(l)	100,000	102,051
3.650%, 9/14/18	475,000	499,446
2.550%, 6/17/19	50,000	51,374
2.625%, 2/21/20	195,000	200,495
4.500%, 9/15/20	514,000	567,368
3.450%, 3/15/21	292,000	308,947
4.600%, 4/1/21	91,000	101,216
2.450%, 11/1/22	36,000	35,706
5.150%, 9/15/23	575,000	662,159
4.150%, 3/15/24	100,000	108,605
5.050%, 3/15/34	51,000	54,928
4.400%, 11/1/34	241,000	243,446
3.850%, 11/1/42	205,000	185,585
4.862%, 8/21/46	96,000	101,550

		9,000,069

Wireless Telecommunication Services (0.2%)
Altice Financing S.A.
6.625%, 2/15/23§	800,000	800,000
America Movil S.A.B. de C.V.
2.375%, 9/8/16	254,000	255,058
5.000%, 3/30/20	286,000	316,250
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	49,944
4.100%, 10/1/23	50,000	53,710
3.625%, 12/15/25	21,000	21,809
5.000%, 3/15/44	19,000	20,915
Vodafone Group plc
5.450%, 6/10/19	54,000	59,502
2.500%, 9/26/22	116,000	113,279
2.950%, 2/19/23	45,000	44,556

		1,735,023

Total Telecommunication Services		10,735,092

Utilities (1.5%)
Electric Utilities (0.8%)
Alabama Power Co.
2.800%, 4/1/25	19,000	19,160
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	35,826
Arizona Public Service Co.
2.200%, 1/15/20	50,000	50,512
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	40,000	43,835
Commonwealth Edison Co.
6.150%, 9/15/17	91,000	97,254
4.700%, 1/15/44	70,000	79,289
DTE Electric Co.
2.650%, 6/15/22	45,000	45,927
3.950%, 6/15/42	50,000	50,180
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	37,529
4.250%, 12/15/41	244,000	258,927
3.750%, 6/1/45	50,000	48,940
Duke Energy Corp.
5.050%, 9/15/19	36,000	39,242
3.050%, 8/15/22	7,000	7,072
3.750%, 4/15/24	74,000	77,055
4.800%, 12/15/45	65,000	68,480
Duke Energy Florida LLC
4.550%, 4/1/20	18,000	19,763
5.900%, 3/1/33	46,000	54,047
3.850%, 11/15/42	50,000	49,552
Duke Energy Progress LLC
5.300%, 1/15/19	45,000	49,695
3.250%, 8/15/25	50,000	52,542
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	993,594
3.700%, 6/1/24	126,000	135,383
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	51,315
Exelon Corp.
2.850%, 6/15/20	140,000	141,826
3.950%, 6/15/25§	75,000	77,730
FirstEnergy Corp.
4.250%, 3/15/23	500,000	520,442
FirstEnergy Solutions Corp.
6.050%, 8/15/21	100,000	107,036
Florida Power & Light Co.
5.550%, 11/1/17	36,000	38,355
3.800%, 12/15/42	40,000	40,390
Georgia Power Co.
3.000%, 4/15/16	194,000	194,173
5.400%, 6/1/18	54,000	58,151
1.950%, 12/1/18	50,000	50,435
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	50,931
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	439,121
Kansas City Power & Light Co.
5.850%, 6/15/17	36,000	37,526
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	57,145
Nevada Power Co.
7.125%, 3/15/19	54,000	61,928
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	51,370
Northern States Power Co.
5.250%, 3/1/18	27,000	28,958
NSTAR Electric Co.
2.375%, 10/15/22	45,000	44,295
3.250%, 11/15/25	100,000	103,683
Ohio Power Co.
6.050%, 5/1/18	36,000	38,939
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	40,102
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	47,651
3.400%, 8/15/24	50,000	52,447
4.750%, 2/15/44	53,000	59,236
4.300%, 3/15/45	26,000	27,958
PacifiCorp
5.500%, 1/15/19	45,000	49,641
3.600%, 4/1/24	205,000	219,929
3.350%, 7/1/25	197,000	206,342
PG&E Corp.
2.400%, 3/1/19	79,000	79,924
Progress Energy, Inc.
4.875%, 12/1/19	18,000	19,747
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	47,525
2.500%, 3/15/23	91,000	91,068
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	51,799
Southern California Edison Co.
1.250%, 11/1/17	28,000	28,030
3.500%, 10/1/23	50,000	53,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Tampa Electric Co.
6.100%, 5/15/18	$27,000	$29,318
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	141,787
Virginia Electric & Power Co.
3.450%, 2/15/24	50,000	53,169
4.450%, 2/15/44	39,000	42,487
4.200%, 5/15/45	81,000	84,920
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	46,864

		5,981,116

Gas Utilities (0.3%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	56,759
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	36,000	37,099
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	1,800,000	1,719,000

		1,812,858

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	45,000	49,757
NRG Energy, Inc.
7.625%, 1/15/18	544,000	580,040
PSEG Power LLC
5.125%, 4/15/20	36,000	38,656
Tennessee Valley Authority
2.875%, 9/15/24	50,000	52,348
TransAlta Corp.
4.500%, 11/15/22	27,000	20,081

		740,882

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	45,000	45,968
Ameren Corp.
2.700%, 11/15/20	50,000	50,714
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	38,747
2.400%, 2/1/20	51,000	51,855
3.750%, 11/15/23	50,000	53,506
3.500%, 2/1/25	50,000	52,704
CMS Energy Corp.
3.875%, 3/1/24	153,000	160,228
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	38,928
7.125%, 12/1/18	36,000	41,017
Consumers Energy Co.
6.700%, 9/15/19	45,000	52,244
3.375%, 8/15/23	87,000	91,691
3.950%, 5/15/43	39,000	40,172
Dominion Resources, Inc.
1.950%, 8/15/16	269,000	269,817
2.500%, 12/1/19	125,000	126,503
4.104%, 4/1/21(e)	40,000	40,878
2.750%, 9/15/22	45,000	44,381
5.750%, 10/1/54(l)	50,000	47,750
DTE Energy Co.
2.400%, 12/1/19	35,000	35,229
3.500%, 6/1/24	144,000	147,314
NiSource Finance Corp.
6.400%, 3/15/18	26,000	28,191
3.850%, 2/15/23	107,000	112,093
Puget Sound Energy, Inc.
4.300%, 5/20/45	101,000	107,828
Sempra Energy
9.800%, 2/15/19	64,000	76,418
2.875%, 10/1/22	57,000	56,205

		1,810,381

Total Utilities		10,345,237

Total Corporate Bonds		174,792,677

Government Securities (63.2%)
Agency ABS (0.2%)
SBA Small Business Investment Cos.
5.944%, 8/10/18	214,927	232,566
United States Small Business Administration
4.930%, 1/1/24	41,510	44,986
4.340%, 3/1/24	324,527	343,074
4.625%, 2/1/25	31,069	33,259
5.870%, 7/1/28	456,235	516,914

		1,170,799

Agency CMO (29.8%)
Federal Home Loan Mortgage Corp.
6.000%, 2/1/17	2,648	2,692
6.000%, 3/1/17	124	126
6.500%, 3/1/17	121	123
6.000%, 4/1/17	1,992	2,035
6.000%, 5/1/17	96	99
4.879%, 5/19/17	1,268,933	1,309,773
6.000%, 7/1/17	558	572
6.000%, 8/1/17	1,348	1,386
5.500%, 11/1/17	1,395	1,435
3.000%, 5/1/27	93,761	98,241
3.000%, 1/1/30	58,826	61,756
2.500%, 3/1/30	47,849	49,264
2.500%, 5/1/30	122,092	125,605
3.000%, 5/1/30	102,981	108,271
3.000%, 6/1/30	206,713	217,170
2.500%, 7/1/30	47,636	49,010
3.000%, 7/1/30	99,506	104,492
2.500%, 8/1/30	138,550	142,598
3.000%, 8/1/30	150,867	158,513
2.500%, 9/1/30	177,444	182,413
2.563%, 11/1/31(l)	2,465	2,592
2.384%, 4/1/36(l)	61,893	65,134
4.500%, 2/1/39	49,604	54,024
4.500%, 12/1/39	20,345	22,171
4.000%, 8/1/40	25,205	26,997
4.000%, 4/1/41	991	1,061
4.500%, 5/1/41	129,259	140,938
5.500%, 6/1/41	89,253	99,242
5.000%, 11/1/41	228,759	252,251
3.500%, 4/1/42	78,912	83,474
3.000%, 6/15/42	2,892,022	2,965,310
3.500%, 8/1/42	59,238	62,702
3.500%, 10/1/42	11,360	11,976
3.000%, 1/1/43	82,838	85,158
3.500%, 2/1/43	84,413	89,478
3.000%, 3/1/43	87,769	90,091
3.000%, 4/1/43	590,186	605,793
3.000%, 7/1/43	426,167	438,769
3.000%, 8/1/43	248,840	255,421
3.500%, 8/1/43	83,861	88,880
4.500%, 9/1/43	176,941	192,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 11/1/43	$98,863	$107,610
3.500%, 12/1/43	69,139	73,276
4.500%, 12/1/43	146,828	159,957
3.500%, 1/1/44	22,280	23,623
4.500%, 2/1/44	70,105	76,308
4.000%, 4/1/44	87,529	94,709
4.500%, 7/1/44	47,049	51,182
4.000%, 8/1/44	128,722	139,362
4.500%, 9/1/44	227,756	247,765
4.500%, 10/1/44	31,275	34,042
3.000%, 1/1/45	6,426,819	6,588,745
4.000%, 1/1/45	333,150	356,002
3.000%, 7/1/45	2,914,275	2,986,790
4.500%, 7/1/45	248,673	270,675
3.500%, 8/1/45	4,904	5,159
3.500%, 9/1/45	492,879	517,115
4.000%, 9/1/45	91,521	99,600
3.500%, 10/1/45	1,036,072	1,092,467
4.000%, 10/1/45	317,663	340,193
4.000%, 12/1/45	36,600	39,772
3.500%, 2/1/46	4,452,109	4,667,063
2.500%, 4/15/31 TBA	376,000	386,017
3.000%, 4/15/31 TBA	251,000	262,432
3.500%, 4/15/31 TBA	375,000	395,860
3.000%, 4/15/46 TBA	124,000	126,974
4.000%, 4/15/46 TBA	1,179,000	1,258,490
4.500%, 4/15/46 TBA	29,000	31,506
5.000%, 4/15/46 TBA	700,000	768,961
5.500%, 4/15/46 TBA	130,000	144,686
3.000%, 5/15/46 TBA	160,000	163,494
3.500%, 5/15/46 TBA	2,000,000	2,090,078
5.500%, 5/15/46 TBA	170,000	189,098
Federal National Mortgage Association
7.000%, 4/1/16	2	2
5.500%, 2/1/17	837	850
5.500%, 6/1/17	310	316
3.912%, 2/25/18 IO(l)	1,397,445	69,262
4.000%, 4/1/23	870	921
5.000%, 2/1/24(l)	139	149
4.000%, 9/1/25	45,683	48,660
4.000%, 1/1/26	84,372	89,922
4.000%, 4/1/26	24,306	25,920
3.500%, 7/1/26	300,643	319,633
4.000%, 7/1/26	107,163	114,212
4.000%, 8/1/26	59,123	63,215
3.000%, 11/1/26	68,883	72,096
3.000%, 2/1/27	181,901	190,385
2.537%, 1/1/28(l)	19,977	20,750
3.000%, 9/1/28	120,270	125,918
3.500%, 10/1/28	368,902	392,837
3.500%, 2/1/29	77,134	82,138
3.000%, 4/1/29	79,543	83,464
3.500%, 4/1/29	166,462	177,523
3.000%, 5/1/29	84,318	88,540
3.000%, 6/1/29	81,520	85,526
3.500%, 8/1/29	251,976	268,719
3.000%, 9/1/29	130,994	137,476
3.500%, 9/1/29	85,972	91,684
3.500%, 12/1/29	334,792	356,933
3.000%, 1/1/30	363,098	380,997
3.000%, 3/1/30	72,460	76,100
2.500%, 4/1/30	50,409	51,896
3.000%, 4/1/30	61,026	64,034
2.500%, 5/1/30	24,433	25,161
3.000%, 5/1/30	35,481	37,264
2.500%, 6/1/30	86,418	88,994
2.500%, 7/1/30	101,407	104,423
3.000%, 7/1/30	125,223	131,459
2.500%, 8/1/30	256,865	264,217
3.000%, 8/1/30	338,395	355,163
3.500%, 8/1/30	65,191	69,531
2.500%, 9/1/30	95,771	98,523
3.000%, 9/1/30	138,122	145,061
2.500%, 11/1/30	249,086	256,170
1.899%, 3/1/33(l)	22,954	23,485
5.500%, 11/15/33	3,381,191	3,773,532
6.000%, 2/1/34	52,468	60,803
5.500%, 5/1/34	246,569	277,530
3.000%, 5/25/34	3,510,789	3,617,479
6.000%, 8/1/34	29,389	33,955
3.000%, 9/1/34	4,039,435	4,201,801
3.500%, 12/1/34	3,689,121	3,892,887
5.000%, 2/1/35	321,255	356,780
5.500%, 2/1/35	151,801	170,653
6.000%, 4/1/35	467,951	541,753
5.500%, 12/1/35	86,449	97,312
2.502%, 1/1/36(l)	476,020	499,101
4.000%, 1/1/36	79,000	85,083
6.000%, 2/1/38	22,192	25,375
6.000%, 3/1/38	8,321	9,582
6.000%, 5/1/38	27,097	31,095
6.000%, 10/1/38	8,268	9,484
6.000%, 12/1/38	11,171	12,817
4.000%, 6/1/39	24,427	26,176
5.000%, 6/1/39	820,114	909,207
4.500%, 7/1/39	333,578	365,946
5.500%, 9/1/39	80,028	90,219
6.500%, 5/1/40	350,462	408,982
4.500%, 7/1/40	82,412	89,932
4.000%, 8/1/40	2,202	2,359
4.500%, 8/1/40	124,531	135,895
4.000%, 9/1/40	140,604	150,650
4.000%, 10/1/40	94,458	101,436
4.000%, 11/1/40	26,790	28,704
2.510%, 12/1/40(l)	7,501	7,820
4.000%, 12/1/40	1,720,295	1,845,763
4.000%, 4/1/41	13,340	14,293
5.500%, 4/1/41	14,944	16,852
4.500%, 5/1/41	4,203	4,630
3.354%, 6/1/41(l)	63,321	66,631
4.500%, 7/1/41	16,251	17,762
5.000%, 7/1/41	424,933	471,077
5.000%, 8/1/41	13,332	14,780
3.510%, 9/1/41(l)	41,490	43,555
4.000%, 9/1/41	355,043	380,298
4.500%, 9/1/41	44,592	48,842
4.000%, 10/1/41	23,323	24,982
4.500%, 10/1/41	147,892	161,526
4.000%, 2/1/42	79,379	85,025
4.000%, 5/1/42	158,032	169,447
4.000%, 6/1/42	45,577	48,819
4.000%, 7/1/42	200,222	216,903
3.000%, 8/1/42	318,956	329,385
4.000%, 8/1/42	24,257	25,983
4.500%, 8/1/42	44,152	48,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 9/1/42	$43,819	$46,936
4.500%, 9/1/42	283,654	309,337
3.000%, 9/25/42	2,049,435	2,051,885
3.500%, 10/1/42	87,870	93,232
3.000%, 12/1/42	90,242	93,122
4.000%, 12/1/42	83,307	89,259
3.000%, 1/1/43	178,694	184,487
4.000%, 1/1/43	251,705	269,578
3.000%, 2/1/43	348,053	359,487
3.500%, 2/1/43	81,094	85,738
3.000%, 3/1/43	688,695	709,347
3.500%, 3/1/43	87,013	91,995
2.700%, 3/25/43	4,304,387	4,105,828
3.000%, 4/1/43	480,175	494,782
3.000%, 5/1/43	659,195	680,406
3.000%, 6/1/43	115,917	119,750
3.500%, 6/1/43	80,491	85,100
3.000%, 7/1/43	849,946	877,868
3.500%, 7/1/43	179,567	190,151
3.500%, 8/1/43	246,075	260,245
4.500%, 9/1/43	339,671	370,976
4.000%, 10/1/43	916,481	983,828
3.000%, 10/15/43	3,141,432	3,195,332
3.500%, 12/1/43	82,767	87,791
4.500%, 12/1/43	80,057	87,187
5.000%, 12/1/43	626,574	694,617
4.500%, 1/1/44	159,725	175,708
4.500%, 3/1/44	124,176	135,197
3.000%, 3/15/44	4,321,351	4,177,269
4.500%, 4/1/44	790,694	863,586
3.500%, 7/1/44	92,149	97,469
3.500%, 8/1/44	177,565	188,293
4.000%, 8/1/44	724,925	788,272
3.000%, 10/1/44	3,573,543	3,672,513
3.500%, 10/1/44	194,648	205,429
3.500%, 12/1/44	3,260,399	3,373,240
4.000%, 12/1/44	89,485	97,053
3.000%, 1/15/45	4,142,298	3,934,760
3.500%, 2/1/45	8,397,144	8,687,764
2.500%, 2/15/45	6,164,547	5,411,516
3.500%, 3/1/45	337,710	355,572
3.000%, 4/1/45	4,237,293	4,309,625
3.500%, 4/1/45	272,074	286,507
3.000%, 5/1/45	5,654,524	5,751,048
3.500%, 5/1/45	179,573	189,597
3.500%, 6/1/45	550,234	580,518
3.500%, 7/1/45	561,081	590,844
3.500%, 8/1/45	6,954	7,323
4.000%, 9/1/45	24,824	26,698
3.500%, 10/1/45	161,228	170,260
4.000%, 10/1/45	1,003,746	1,084,940
4.500%, 10/1/45	168,544	187,242
3.500%, 11/1/45	459,575	486,826
4.000%, 11/1/45	342,037	368,571
4.500%, 11/1/45	307,401	342,400
3.500%, 12/1/45	827,058	870,460
4.000%, 12/1/45	132,754	144,288
4.000%, 1/1/46	177,367	190,597
3.500%, 3/1/46	364,877	383,092
4.500%, 4/25/31 TBA	900,000	928,477
3.500%, 4/25/46 TBA	1,388,000	1,455,448
3.000%, 5/25/46 TBA	9,000,000	9,213,750
3.500%, 5/25/46 TBA	10,000,000	10,468,359
4.000%, 5/25/46 TBA	2,000,000	2,134,141
6.000%, 5/25/46 TBA	100,000	113,937
4.000%, 6/25/46 TBA	15,000,000	15,979,101
4.500%, 6/25/46 TBA	6,500,000	7,057,070
FHLMC Multifamily Structured Pass Through Certificates
0.343%, 8/25/22 IO(l)	289,742	5,450
1.194%, 3/25/24 IO(l)	640,970	47,064
3.334%, 8/25/25(l)	70,000	75,778
3.151%, 11/25/25	41,658	44,471
2.995%, 12/25/25	188,000	197,712
Government National Mortgage Association
1.875%, 7/20/27(l)	1,215	1,246
6.500%, 6/20/32	15,718	18,214
5.500%, 4/15/33	1,985	2,237
5.000%, 12/15/38	14,679	16,342
5.000%, 7/15/39	46,857	52,312
5.000%, 10/20/39	17,295	19,308
4.500%, 12/20/39	6,716	7,314
4.500%, 1/20/40	8,208	8,939
4.500%, 2/20/40	6,565	7,150
4.500%, 5/20/40	615	669
4.500%, 8/20/40	16,344	17,799
4.000%, 10/20/40	9,779	10,493
5.000%, 12/15/40	56,000	62,519
4.000%, 12/20/40	117,497	126,075
4.000%, 1/15/41	103,373	110,920
4.000%, 1/20/41	85,649	91,902
4.000%, 3/15/41	83,042	89,104
4.500%, 5/20/41	544,221	592,010
4.500%, 6/20/41	54,907	59,313
4.500%, 7/20/41	36,817	39,771
4.500%, 11/20/41	88,778	95,901
3.500%, 12/20/41	287,244	304,209
4.500%, 2/15/42	503,569	547,789
5.818%, 2/20/43 IO(l)	4,612,052	736,924
5.718%, 8/20/43 IO(l)	4,946,130	792,292
5.668%, 2/20/44 IO(l)	4,608,039	715,956
4.000%, 10/20/44	3,286	3,515
4.500%, 10/20/44	123,573	133,063
4.500%, 11/20/44	191,574	206,286
3.500%, 1/20/45	4,127,562	4,309,432
4.000%, 2/20/45	1,719,938	1,921,029
3.000%, 7/15/45	986,798	1,022,685
3.000%, 7/20/45	1,527,801	1,585,333
3.000%, 9/20/45	699,654	726,000
4.000%, 9/20/45	1,688,149	1,807,243
4.000%, 10/20/45	1,041,385	1,114,933
3.500%, 1/20/46	3,131,720	3,315,708
0.905%, 2/16/53 IO(l)	655,640	41,860
1.005%, 6/20/65(l)	499,209	494,526
1.025%, 7/20/65(l)	1,290,472	1,260,517
1.025%, 8/20/65(l)	1,395,096	1,362,410
1.045%, 8/20/65(l)	1,895,508	1,853,130
1.025%, 9/20/65(l)	989,305	965,541
1.125%, 10/20/65(l)	1,335,127	1,335,413
3.000%, 4/15/46 TBA	354,000	366,445
3.500%, 4/15/46 TBA	1,327,000	1,401,177
4.000%, 4/15/46 TBA	238,000	254,567
4.500%, 4/15/46 TBA	224,000	242,625
5.000%, 4/15/46 TBA	1,250,000	1,374,210
5.500%, 4/15/46 TBA	400,000	445,438
3.500%, 5/15/46 TBA	1,962,000	2,069,757
4.000%, 5/15/46 TBA	1,000,000	1,067,578

		208,847,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Governments (1.4%)
Canadian Government Bond
1.125%, 3/19/18		$100,000	$100,554
1.625%, 2/27/19		50,000	50,928
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 4/15/26(m)	EUR	670,025	832,732
Eksportfinans ASA
2.375%, 5/25/16		$290,000	290,181
5.500%, 5/25/16		309,000	310,545
2.875%, 11/16/16	CHF	35,000	36,673
5.500%, 6/26/17		$254,000	264,319
Export Development Canada
1.250%, 10/26/16		1,000	1,003
1.750%, 7/21/20		75,000	76,248
Export-Import Bank of Korea
4.000%, 1/29/21		545,000	592,753
FMS Wertmanagement AoeR
1.000%, 11/21/17		200,000	199,872
Hellenic Railways Organization S.A.
4.028%, 3/17/17(b)	EUR	100,000	105,758
Japan Bank for International Cooperation
1.750%, 11/13/18		$200,000	200,905
Japan Finance Organization for Municipalities
5.000%, 5/16/17		100,000	104,051
Korea Development Bank
3.500%, 8/22/17		200,000	205,367
4.625%, 11/16/21		50,000	56,313
Province of Manitoba
2.050%, 11/30/20		100,000	98,793
Province of New Brunswick
2.750%, 6/15/18		45,000	46,350
Province of Ontario
1.100%, 10/25/17		45,000	44,904
2.000%, 9/27/18		50,000	50,739
4.000%, 10/7/19		136,000	147,192
4.400%, 4/14/20		45,000	49,726
2.450%, 6/29/22		45,000	46,151
3.200%, 5/16/24		162,000	173,464
Province of Quebec
3.500%, 7/29/20		91,000	97,923
2.625%, 2/13/23		102,000	104,813
Republic of Chile
3.125%, 1/21/26		100,000	101,250
Republic of Colombia
4.000%, 2/26/24		605,000	608,025
Republic of Korea
7.125%, 4/16/19		91,000	105,881
Republic of Panama
7.125%, 1/29/26		100,000	129,375
Republic of Peru
7.125%, 3/30/19		36,000	41,346
7.350%, 7/21/25		200,000	264,000
Republic of Philippines
4.000%, 1/15/21		136,000	149,430
Republic of Poland
6.375%, 7/15/19		136,000	154,700
5.125%, 4/21/21		45,000	50,287
4.000%, 1/22/24		75,000	80,063
Republic of Slovenia
2.250%, 3/25/22(m)	EUR	135,000	167,657
5.500%, 10/26/22(m)		$1,000,000	1,127,253
Republic of South Africa
4.665%, 1/17/24		100,000	100,900
Republic of Turkey
7.500%, 7/14/17		82,000	87,637
5.625%, 3/30/21		200,000	216,000
7.375%, 2/5/25		100,000	119,750
Republic of Uruguay
8.000%, 11/18/22		45,000	56,250
Russian Federal Bond
7.000%, 8/16/23	RUB	415,000	5,543
Svensk Exportkredit AB
1.750%, 5/30/17		$75,000	75,663
United Kingdom Gilt
1.750%, 9/7/22(m)	GBP	10,795	16,191
United Mexican States
3.625%, 3/15/22		$192,000	198,240
6.500%, 6/9/22	MXN	400,000	24,252
4.000%, 10/2/23		$1,131,000	1,184,723
8.000%, 12/7/23	MXN	7,200,000	474,167
10.000%, 12/5/24		1,600,000	118,885
5.750%, 3/5/26		800,000	45,580
7.750%, 5/29/31		800,000	52,121
7.750%, 11/13/42		1,000,000	65,169

			10,108,595

Municipal Bonds (2.0%)
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20		$300,000	306,039
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
5.882%, 6/15/44		45,000	61,388
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE,
5.375%, 6/15/43		230,000	268,316
5.500%, 6/15/43		270,000	317,163
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20		290,000	315,610
4.325%, 11/1/21		470,000	524,506
4.525%, 11/1/22		655,000	735,951
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A,
5.808%, 2/1/41		45,000	57,861
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42		25,000	35,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591%, 8/1/20	$1,340,000	$1,538,119
5.841%, 8/1/21	145,000	175,117
County of Los Angeles Unified School District, General Obligation Bonds,
6.758%, 7/1/34	60,000	82,997
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628%, 7/1/40	255,000	292,194
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249%, 12/1/34	145,000	162,219
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	50,000	51,507
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	43,584
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E,
6.814%, 11/15/40	45,000	62,812
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B,
6.875%, 12/15/39	1,595,000	1,708,851
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F,
7.414%, 1/1/40	56,000	84,381
New York & New Jersey Port Authority, Consolidated Bonds, Series 181,
4.960%, 8/1/46	40,000	46,636
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40	750,000	957,578
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	627,426
5.435%, 5/15/23	715,000	839,009
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	1,485,000	1,901,973
7.043%, 4/1/50	45,000	66,640
State of California, Various Purposes, General Obligation Bonds, Series 2009,
6.200%, 3/1/19	36,000	40,673
6.200%, 10/1/19	36,000	41,722
7.550%, 4/1/39	600,000	918,624
State of Illinois, General Obligation Bonds, Series 2011,
5.665%, 3/1/18	55,000	57,961
5.100%, 6/1/33	200,000	187,030
State of Illinois, Revenue Bonds, Series 2009A
6.184%, 1/1/34	363,000	473,559
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750%, 6/1/34	655,000	740,150
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H,
5.389%, 3/15/40	45,000	56,370
University of California, General Revenue Bonds, Series 2012-AD,
4.858%, 5/15/12	45,000	46,166

		13,825,917

Supranational (0.7%)
African Development Bank
0.750%, 11/3/17	100,000	99,765
0.875%, 3/15/18	100,000	99,752
Asian Development Bank
0.750%, 7/28/17	100,000	99,790
1.750%, 9/11/18	100,000	101,669
1.875%, 10/23/18	45,000	45,893
1.375%, 3/23/20	27,000	27,034
2.125%, 11/24/21	50,000	51,317
1.875%, 2/18/22	100,000	101,119
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	53,438
Council of Europe Development Bank
1.500%, 6/19/17	45,000	45,300
1.000%, 3/7/18	64,000	63,954
European Bank for Reconstruction & Development
0.750%, 9/1/17	27,000	26,947
1.625%, 4/10/18	50,000	50,581
1.000%, 6/15/18	36,000	35,960
1.500%, 3/16/20	27,000	27,123
European Investment Bank
0.875%, 4/18/17	150,000	149,930
1.000%, 8/17/17	250,000	250,105
1.125%, 9/15/17	91,000	91,194
1.000%, 12/15/17	82,000	81,973
1.000%, 6/15/18	136,000	135,768
1.875%, 3/15/19	75,000	76,456
1.750%, 6/17/19	125,000	126,976
1.625%, 3/16/20	100,000	99,626
1.375%, 6/15/20	100,000	99,644
2.875%, 9/15/20	91,000	96,380
4.000%, 2/16/21	91,000	101,322
2.000%, 3/15/21	125,000	127,461
2.500%, 4/15/21	50,000	52,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 1/29/24	$50,000	$54,740
1.875%, 2/10/25	100,000	98,720
Inter-American Development Bank
1.125%, 8/28/18	75,000	75,047
4.250%, 9/10/18	136,000	146,389
1.375%, 7/15/20	91,000	90,799
2.125%, 11/9/20	50,000	51,444
1.875%, 3/15/21	100,000	101,664
1.750%, 4/14/22	100,000	100,584
3.000%, 2/21/24	75,000	80,880
2.125%, 1/15/25(m)	100,000	100,936
International Bank for Reconstruction & Development
0.875%, 4/17/17	91,000	91,089
1.375%, 4/10/18	50,000	50,346
1.000%, 6/15/18	75,000	74,905
1.875%, 3/15/19	75,000	76,558
1.250%, 7/26/19	100,000	100,045
1.875%, 10/7/19	125,000	127,505
2.125%, 11/1/20	75,000	77,135
1.625%, 3/9/21	100,000	100,482
2.250%, 6/24/21	125,000	129,236
2.125%, 2/13/23	68,000	69,200
2.500%, 7/29/25	75,000	77,881
International Finance Corp.
1.000%, 4/24/17	91,000	91,178
2.125%, 11/17/17	91,000	92,763
0.875%, 6/15/18	45,000	44,870
1.625%, 7/16/20	100,000	101,200
Nordic Investment Bank
1.125%, 3/19/18	200,000	200,760

		4,825,004

U.S. Government Agencies (1.0%)
Federal Farm Credit Bank
1.100%, 3/14/18	100,000	100,412
Federal Home Loan Bank
4.750%, 12/16/16	2,000	2,058
5.250%, 6/5/17	242,000	254,407
1.000%, 6/21/17	215,000	215,746
0.750%, 8/28/17	150,000	150,017
5.000%, 11/17/17	355,000	379,338
1.000%, 12/19/17	90,000	90,321
0.875%, 3/19/18	100,000	100,071
4.125%, 3/13/20	271,000	301,788
1.830%, 7/29/20	75,000	76,569
1.375%, 2/18/21	100,000	100,041
2.875%, 9/13/24	75,000	79,861
Federal Home Loan Mortgage Corp.
1.000%, 6/29/17	150,000	150,525
0.750%, 7/14/17	150,000	149,962
0.750%, 1/12/18	91,000	90,913
1.050%, 2/26/18	100,000	100,013
1.100%, 2/26/18	75,000	75,038
0.875%, 3/7/18	182,000	182,192
1.125%, 3/16/18	150,000	150,082
1.050%, 5/17/18	100,000	99,944
1.250%, 5/25/18	100,000	99,990
4.875%, 6/13/18	148,000	160,957
1.250%, 10/29/18	100,000	100,409
3.750%, 3/27/19	61,000	66,001
1.400%, 3/29/19	100,000	100,127
1.750%, 5/30/19	261,000	267,244
2.000%, 7/30/19	36,000	37,028
1.250%, 10/2/19	136,000	136,948
1.375%, 5/1/20	91,000	91,642
2.375%, 1/13/22	180,000	188,984
Federal National Mortgage Association
5.375%, 6/12/17	364,000	383,856
0.875%, 8/28/17	182,000	182,250
0.875%, 10/26/17	182,000	182,317
0.900%, 11/7/17	91,000	90,929
0.875%, 12/20/17	136,000	136,220
1.000%, 12/28/17	45,000	44,964
0.875%, 2/8/18	182,000	182,344
1.875%, 9/18/18	100,000	102,389
1.625%, 11/27/18	75,000	76,396
1.750%, 1/30/19	36,000	36,706
1.625%, 2/22/19	75,000	75,502
1.300%, 4/29/19	125,000	124,980
1.700%, 10/4/19	54,000	53,978
1.500%, 10/9/19	91,000	90,955
1.750%, 11/26/19	250,000	255,905
1.500%, 6/22/20	125,000	126,398
1.500%, 11/30/20	100,000	100,859
1.875%, 12/28/20	100,000	102,635
2.250%, 10/17/22	45,000	44,984
2.200%, 10/25/22	36,000	35,976
2.500%, 3/27/23	182,000	182,297
2.625%, 9/6/24	82,000	86,455
Financing Corp.
10.700%, 10/6/17	110,000	126,304
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	26,485
Tennessee Valley Authority
5.500%, 7/18/17	123,000	130,436
3.875%, 2/15/21	91,000	101,364

		7,182,512

U.S. Treasuries (28.1%)
U.S. Treasury Bonds
8.875%, 8/15/17	748,000	831,821
8.500%, 2/15/20	546,000	700,602
7.875%, 2/15/21	91,000	119,410
2.375%, 1/15/25 TIPS	251,374	299,502
2.000%, 1/15/26 TIPS	1,487,671	1,743,385
2.375%, 1/15/27 TIPS	1,396,602	1,706,706
1.750%, 1/15/28 TIPS	5,035,809	5,838,258
2.500%, 1/15/29 TIPS	2,917,822	3,666,773
3.875%, 4/15/29 TIPS	590,439	845,665
4.250%, 5/15/39	100,000	132,346
4.375%, 11/15/39	300,000	403,693
4.625%, 2/15/40	300,000	417,773
4.375%, 5/15/40	200,000	269,102
3.000%, 5/15/42	700,000	760,102
2.750%, 8/15/42(z)	1,100,000	1,136,094
2.750%, 11/15/42	400,000	412,375
1.375%, 2/15/44 TIPS	406,620	456,210
3.125%, 8/15/44	1,100,000	1,217,219
0.750%, 2/15/45 TIPS	603,654	585,382
2.875%, 8/15/45(z)	5,459,700	5,744,522
3.000%, 11/15/45	1,526,000	1,648,080
1.000%, 2/15/46 TIPS	99,988	104,419
2.500%, 2/15/46	618,000	602,682
U.S. Treasury Notes
0.875%, 4/15/17	200,000	200,465
4.500%, 5/15/17	487,000	507,743
0.625%, 5/31/17	750,000	749,553
2.750%, 5/31/17	1,093,000	1,119,199
0.875%, 6/15/17	825,000	827,038
0.625%, 6/30/17	700,000	699,569
0.875%, 7/15/17	150,000	150,362
0.500%, 7/31/17	1,093,000	1,090,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
0.625%, 7/31/17	$650,000	$649,442
4.750%, 8/15/17	580,000	611,869
0.625%, 8/31/17	911,000	909,879
1.875%, 8/31/17	902,000	916,768
1.000%, 9/15/17	625,000	627,624
0.625%, 9/30/17	1,005,000	1,003,719
1.875%, 9/30/17	637,000	647,936
0.875%, 10/15/17	400,000	400,943
0.750%, 10/31/17	11,688,000	11,691,767
1.875%, 10/31/17	911,000	927,303
0.875%, 11/15/17	500,000	501,238
4.250%, 11/15/17	209,000	220,771
0.625%, 11/30/17	728,000	726,792
0.875%, 11/30/17	400,000	400,988
1.000%, 12/15/17	400,000	401,787
0.750%, 12/31/17	728,000	728,235
1.000%, 12/31/17	4,839,000	4,861,754
2.750%, 12/31/17	637,000	659,083
0.875%, 1/15/18	400,000	400,990
0.750%, 1/31/18	980,000	980,297
0.875%, 1/31/18	728,000	729,830
1.000%, 2/15/18	800,000	803,715
3.500%, 2/15/18	546,000	574,060
0.750%, 2/28/18	364,000	364,089
1.000%, 3/15/18	400,000	401,957
0.750%, 3/31/18	455,000	454,947
0.875%, 3/31/18	150,000	150,422
0.750%, 4/15/18	750,000	749,707
0.625%, 4/30/18	364,000	362,941
2.625%, 4/30/18	227,000	235,796
1.000%, 5/15/18	400,000	401,887
1.000%, 5/31/18	546,000	548,575
2.375%, 5/31/18	364,000	376,516
1.125%, 6/15/18	500,000	503,765
1.375%, 6/30/18	562,000	569,448
0.875%, 7/15/18	300,000	300,542
1.375%, 7/31/18	500,000	506,684
2.250%, 7/31/18	182,000	188,086
1.000%, 8/15/18	400,000	401,875
4.000%, 8/15/18	328,000	353,503
1.500%, 8/31/18	750,000	762,664
1.000%, 9/15/18	400,000	401,894
1.375%, 9/30/18	601,000	609,493
0.875%, 10/15/18	9,150,000	9,164,565
1.250%, 10/31/18	1,000,000	1,010,879
1.250%, 11/15/18	500,000	505,400
3.750%, 11/15/18	728,000	783,830
1.250%, 11/30/18	500,000	505,591
1.250%, 12/15/18	400,000	404,531
1.375%, 12/31/18	546,000	553,939
1.500%, 12/31/18	175,000	178,157
1.125%, 1/15/19	325,000	327,533
1.250%, 1/31/19	364,000	368,067
1.500%, 1/31/19	375,000	381,771
0.750%, 2/15/19	3,800,000	3,788,793
2.750%, 2/15/19	786,000	828,140
1.500%, 2/28/19	500,000	509,004
1.000%, 3/15/19	400,000	401,562
1.500%, 3/31/19	225,000	229,144
1.625%, 3/31/19	400,000	408,629
1.250%, 4/30/19	273,000	275,911
1.625%, 4/30/19	500,000	510,835
1.500%, 5/31/19	850,000	865,149
1.000%, 6/30/19	546,000	547,466
1.625%, 6/30/19	500,000	511,133
1.625%, 7/31/19	500,000	510,937
1.000%, 8/31/19	364,000	364,462
1.625%, 8/31/19	600,000	613,031
1.000%, 9/30/19	546,000	546,373
1.750%, 9/30/19	550,000	564,266
1.250%, 10/31/19	546,000	550,740
1.500%, 10/31/19	600,000	610,319
3.375%, 11/15/19	915,000	991,908
1.500%, 11/30/19	625,000	635,498
1.125%, 12/31/19	546,000	547,589
1.625%, 12/31/19	250,000	255,293
1.250%, 1/31/20	750,000	755,163
1.375%, 1/31/20	546,000	552,324
3.625%, 2/15/20	1,230,000	1,350,093
1.250%, 2/29/20	546,000	549,557
1.375%, 2/29/20	525,000	530,783
1.125%, 3/31/20	364,000	364,650
1.375%, 3/31/20	600,000	606,516
0.125%, 4/15/20 TIPS	1,821,024	1,859,778
1.125%, 4/30/20	282,000	282,388
1.375%, 4/30/20	500,000	505,161
3.500%, 5/15/20	700,000	766,760
1.375%, 5/31/20	400,000	403,996
1.500%, 5/31/20	600,000	609,018
1.625%, 6/30/20	550,000	560,898
1.625%, 7/31/20	600,000	611,859
2.625%, 8/15/20	989,000	1,050,812
1.375%, 8/31/20	425,000	429,026
2.125%, 8/31/20	500,000	520,469
1.375%, 9/30/20	500,000	504,180
2.000%, 9/30/20	375,000	388,681
1.375%, 10/31/20	16,298,000	16,428,989
1.750%, 10/31/20	350,000	358,606
2.625%, 11/15/20	911,000	968,809
1.625%, 11/30/20	2,133,000	2,175,701
2.000%, 11/30/20	300,000	310,767
1.750%, 12/31/20	2,166,000	2,219,156
2.375%, 12/31/20	500,000	526,626
1.375%, 1/31/21	1,442,000	1,452,336
2.125%, 1/31/21	375,000	390,993
3.625%, 2/15/21	500,000	556,445
1.125%, 2/28/21	1,371,000	1,365,510
2.000%, 2/28/21	500,000	518,091
1.250%, 3/31/21	567,000	567,753
2.250%, 3/31/21	250,000	262,100
2.250%, 4/30/21	100,000	104,844
3.125%, 5/15/21	636,000	694,383
2.000%, 5/31/21	550,000	569,895
2.125%, 6/30/21	750,000	781,597
2.250%, 7/31/21	450,000	471,907
2.125%, 8/15/21	852,000	887,311
2.000%, 8/31/21	400,000	413,883
2.125%, 9/30/21	400,000	416,352
2.000%, 10/31/21	400,000	413,496
2.000%, 11/15/21	637,000	658,704
1.875%, 11/30/21	725,000	744,640
2.125%, 12/31/21	500,000	520,000
1.500%, 1/31/22	475,000	477,347
2.000%, 2/15/22	702,000	725,980
1.750%, 2/28/22	475,000	483,758
1.750%, 3/31/22	500,000	508,906
1.750%, 4/30/22	450,000	457,770
1.750%, 5/15/22	478,000	486,066
1.875%, 5/31/22	500,000	512,300
2.125%, 6/30/22	400,000	415,531
2.000%, 7/31/22	500,000	515,620
1.625%, 8/15/22	378,000	381,629
1.875%, 8/31/22	500,000	511,602
1.750%, 9/30/22	1,800,000	1,827,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 10/31/22#	$3,610,000	$3,692,600
1.625%, 11/15/22	650,000	654,761
2.000%, 11/30/22	500,000	515,156
2.125%, 12/31/22	501,000	520,350
1.750%, 1/31/23	450,000	456,201
2.000%, 2/15/23	900,000	927,246
1.500%, 2/28/23	500,000	498,608
1.500%, 3/31/23	300,000	299,016
1.750%, 5/15/23	1,033,000	1,047,123
2.500%, 8/15/23	775,000	825,867
2.750%, 11/15/23	1,000,000	1,083,125
2.750%, 2/15/24	1,537,000	1,664,283
2.500%, 5/15/24	1,237,000	1,315,376
0.125%, 7/15/24 TIPS	11,224,913	11,275,105
2.375%, 8/15/24	1,100,000	1,158,437
2.250%, 11/15/24	1,100,000	1,146,836
2.000%, 2/15/25	1,150,000	1,174,550
2.125%, 5/15/25	1,125,000	1,159,717
0.375%, 7/15/25 TIPS	1,698,368	1,736,417
2.000%, 8/15/25	1,144,000	1,165,897
2.250%, 11/15/25	3,767,300	3,920,751
0.625%, 1/15/26 TIPS	299,121	312,861
1.625%, 2/15/26	1,640,000	1,616,425

		196,709,983

Total Government Securities		442,670,696

Total Long-Term Debt Securities (105.5%) (Cost $747,249,385)		739,541,294

SHORT-TERM INVESTMENTS:
Certificates of Deposits (0.5%)
Intesa Sanpaolo S.p.A.
2.00%, 4/11/16(l)(p)	1,000,000	1,000,062
Itau Unibanco S.A./New York
1.92%, 5/31/16(p)	2,600,000	2,600,505

Total Certificates of Deposits		3,600,567

Commercial Paper (0.2%)
ENI Finance USA, Inc.
0.88%, 6/2/16(n)(p)	900,000	898,616
0.88%, 6/3/16(n)(p)	900,000	898,592

Total Commercial Papers		1,797,208

Government Security (0.2%)
U.S. Treasury Bills
0.11%, 4/21/16(p)	1,100,000	1,099,931

	Number of Shares	Value (Note 1)
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,505,155	7,505,155

Total Short-Term Investments (2.0%) (Cost $14,001,183)		14,002,861

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
Eurodollar 1 Year Mid-Curve Futures
December 2016 @ $99.13*	139	59,075

Put Options Purchased (0.0%)
5 Year U.S. Treasury Notes
May 2016 @ $111.50*	91	—
May 2016 @ $112.50*	35	—

		—

Total Options Purchased (0.0%) (Cost $44,740)		59,075

Total Investments Before Options Written and Securities Sold Short (107.5%) (Cost $761,295,308)		753,603,230

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2016 @ $130.00*	(12)	(9,375)
Euro-Bund
April 2016 @ EUR164.50*	(10)	(2,617)
April 2016 @ EUR165.00*	(12)	(1,775)
Eurodollar 4 Year Mid-Curve Futures
December 2016 @ $98.38*	(92)	(48,875)

		(62,642)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2016 @ $129.25*	(13)	(2,234)
April 2016 @ $129.50*	(20)	(4,375)
Euro-Bund
April 2016 @ EUR160.50*	(11)	(1,252)
April 2016 @ EUR161.00*	(19)	(3,027)
April 2016 @ EUR162.00*	(20)	(6,827)
May 2016 @ EUR161.00*	(10)	(5,462)

		(23,177)

Total Options Written (0.0%) (Premiums Received $102,093)		(85,819)

Total Investments before Securities Sold Short (107.5%) (Cost $761,193,215)		753,517,411

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-1.7%)
Federal Home Loan Mortgage Corp.
3.500%, 4/15/46 TBA	$(3,024,000)	(3,166,104)
Federal National Mortgage Association
2.500%, 4/25/31 TBA	(155,000)	(159,117)
3.000%, 4/25/31 TBA	(246,000)	(256,993)
3.500%, 4/25/31 TBA	(919,000)	(970,694)
4.000%, 4/25/31 TBA	(300,000)	(312,563)
3.000%, 4/25/46 TBA	(1,489,000)	(1,527,505)
4.000%, 4/25/46 TBA	(945,000)	(1,009,895)
5.000%, 4/25/46 TBA	(532,000)	(588,566)
3.000%, 5/25/46 TBA	(140,000)	(143,325)
4.500%, 5/25/46 TBA	(1,010,000)	(1,097,981)
5.000%, 5/25/46 TBA	(1,470,000)	(1,624,637)
Government National Mortgage Association
3.000%, 4/15/46 TBA	(91,000)	(94,313)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 4/15/46 TBA	$(862,000)	$(921,734)

Total Securities Sold Short (-1.7%) (Proceeds Received $11,836,037)		(11,873,427)

Total Investments after Options Written and Securities Sold Short (105.8%) (Cost $749,357,178)		741,643,984
Other Assets Less Liabilities (-5.8%)		(40,772,913)

Net Assets (100%)		$700,871,071

*	Non-income producing.

†	Securities (totaling $732 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. Th’ese securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $74,040,963 or 10.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $269,018.

(b)	Illiquid Security. At March 31, 2016, the market value of these securities amounted to $4,024,648 or 0.6% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2016, the market value of these securities amounted to $12,707,184 or 1.8% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS — Asset-Backed Security

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

MXN — Mexican Peso

PIK — Payment-in Kind Security

PO — Principal Only

RUB — Russian Ruble

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year Australian Government Bond	24	June-16	$2,391,585	$2,409,185	$17,600
10 Year U.S. Treasury Notes	4	June-16	521,509	521,563	54
2 Year U.S. Treasury Notes	21	June-16	4,580,984	4,593,750	12,766
5 Year U.S. Treasury Notes	339	June-16	40,986,232	41,074,617	88,385
Euro-Bund	2	June-16	369,850	371,684	1,834
U.S. Long Bond	56	June-16	9,220,143	9,208,500	(11,643)
U.S. Ultra Bond	23	June-16	3,987,627	3,968,219	(19,408)

					$89,588

Sales
10 Year Mini Japanese Government Bond	1	June-16	$1,347,991	$1,344,351	$3,640
10 Year U.S. Treasury Notes	128	June-16	16,685,139	16,690,000	(4,861)
2 Year U.S. Treasury Notes	54	June-16	11,809,060	11,812,500	(3,440)
5 Year U.S. Treasury Notes	42	June-16	5,072,314	5,088,891	(16,577)
90 Day Eurodollar	44	December-17	10,885,001	10,886,150	(1,149)
90 Day Eurodollar	63	March-18	15,557,761	15,578,325	(20,564)
90 Day Eurodollar	104	June-18	25,631,263	25,698,400	(67,137)
90 Day Eurodollar	28	December-18	6,896,369	6,909,000	(12,631)
90 Day Sterling	27	September-17	4,789,988	4,811,958	(21,970)
90 Day Sterling	226	March-18	40,121,165	40,245,412	(124,247)
90 Day Sterling	179	June-18	31,899,035	31,862,936	36,099
Euro-Bobl	1	June-16	149,614	149,179	435
Euro-Bund	5	June-16	927,025	929,209	(2,184)

					$(234,586)

					$(144,998)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/4/16	JPMorgan Chase Bank	140	$201,075	$197,442	$3,633
British Pound vs. U.S. Dollar, expiring 4/4/16	Goldman Sachs & Co.	3,133	4,499,771	4,473,924	25,847
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	1,733	1,334,420	1,277,174	57,246
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	1,165	897,056	861,375	35,681
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	412	317,243	308,595	8,648
European Union Euro vs. U.S. Dollar, expiring 4/5/16	Morgan Stanley	730	830,693	831,616	(923)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Bank of America	116	132,153	130,234	1,919
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Bank of America	83	94,559	91,651	2,908
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	102	116,204	113,530	2,674
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	386	439,753	439,636	117
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Goldman Sachs & Co.	83	94,558	93,685	873
Japanese Yen vs. U.S. Dollar, expiring 4/18/16	HSBC Bank plc	4,617	41,040	41,000	40
Japanese Yen vs. U.S. Dollar, expiring 4/18/16	Morgan Stanley	10,485	93,204	92,845	359
Japanese Yen vs. U.S. Dollar, expiring 4/18/16	Morgan Stanley	4,655	41,383	41,000	383
Japanese Yen vs. U.S. Dollar, expiring 4/18/16	Morgan Stanley	10,610	94,321	93,956	365
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Bank of America	185,000	1,645,674	1,648,600	(2,926)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Bank of America	38,600	343,368	340,259	3,109
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	85,138	757,348	756,330	1,018
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Deutsche Bank AG	118,500	1,054,121	1,055,711	(1,590)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	HSBC Bank plc	74,700	664,496	664,117	379
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	190,662	1,696,037	1,682,191	13,846
Korean Won vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	153,226	133,802	127,000	6,802
Korean Won vs. U.S. Dollar, expiring 5/24/16	HSBC Bank plc	15,600	13,622	13,000	622
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	87,527	76,432	73,000	3,432
Korean Won vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	529,244	462,155	433,629	28,526
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Barclays Bank plc	272	69,508	62,000	7,508
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Barclays Bank plc	466	118,860	111,000	7,860
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	753	192,306	175,000	17,306
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	478	122,102	115,000	7,102
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	286	72,948	66,000	6,948
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	1,288	328,859	302,000	26,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	550	$140,505	$132,000	$8,505
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	1,237	315,671	286,000	29,671
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	17	4,260	4,000	260
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	689	175,997	161,000	14,997
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	HSBC Bank plc	864	220,484	203,000	17,484
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	HSBC Bank plc	243	61,913	54,690	7,223
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	HSBC Bank plc	98	25,116	23,000	2,116
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	HSBC Bank plc	265	67,593	62,000	5,593
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	HSBC Bank plc	68	17,296	16,000	1,296
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	1,435	366,398	336,000	30,398
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	587	149,732	143,000	6,732
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	924	235,860	221,000	14,860
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Goldman Sachs & Co.	969	247,276	227,000	20,276
Mexican Peso vs. U.S. Dollar, expiring 4/5/16	JPMorgan Chase Bank	8,285	479,482	479,861	(379)
Mexican Peso vs. U.S. Dollar, expiring 4/6/16	Citibank N.A.	1,470	85,050	85,143	(93)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Barclays Bank plc	16,167	931,727	907,020	24,707
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Barclays Bank plc	4,577	263,779	254,353	9,426
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Barclays Bank plc	9,304	536,202	521,273	14,929
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Citibank N.A.	15,324	883,145	858,791	24,354
Russian Ruble vs. U.S. Dollar, expiring 5/18/16	JPMorgan Chase Bank	53,484	786,204	693,762	92,442
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Bank of America	5,868	182,413	175,000	7,413
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	5,610	174,386	167,000	7,386
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	2,681	83,339	80,000	3,339
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	2,513	78,131	75,000	3,131
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	Bank of America	2,115	60,037	58,000	2,037
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	826	23,442	23,000	442
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	4,494	127,581	125,000	2,581
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	4,022	114,185	112,000	2,185
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	5,642	160,189	157,783	2,406
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	9,889	280,753	277,000	3,753
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	10,184	289,138	284,000	5,138
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	Goldman Sachs & Co.	2,775	78,777	76,000	2,777

					$633,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/4/16	HSBC Bank plc	3,273	$4,576,246	$4,700,846	$(124,600)
British Pound vs. U.S. Dollar, expiring 5/3/16	Goldman Sachs & Co.	3,133	4,474,253	4,500,165	(25,912)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	409	292,341	314,932	(22,591)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	1,422	1,027,862	1,094,948	(67,086)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	753	541,978	579,814	(37,836)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	338	260,026	260,262	(236)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	640	490,938	492,804	(1,866)
Canadian Dollar vs. U.S. Dollar, expiring 5/13/16	Goldman Sachs & Co.	389	281,371	299,532	(18,161)
European Union Euro vs. U.S. Dollar, expiring 4/5/16	Morgan Stanley	747	814,037	850,038	(36,001)
European Union Euro vs. U.S. Dollar, expiring 4/15/16	State Street Bank & Trust	140	152,348	159,012	(6,664)
European Union Euro vs. U.S. Dollar, expiring 5/4/16	Morgan Stanley	730	832,331	831,408	923
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Bank of America	1,536	1,705,180	1,749,894	(44,714)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	1,071	1,165,692	1,220,141	(54,449)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	87	96,803	99,115	(2,312)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	HSBC Bank plc	454	499,296	517,221	(17,925)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	HSBC Bank plc	4,665	5,234,457	5,314,620	(80,163)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	435	478,064	495,575	(17,511)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	JPMorgan Chase Bank	881	966,933	1,003,683	(36,750)
European Union Euro vs. U.S. Dollar, expiring 5/13/16	Goldman Sachs & Co.	124	139,323	141,267	(1,944)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Bank of America	25,500	224,766	226,836	(2,070)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Bank of America	230,800	2,037,168	2,053,089	(15,921)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Deutsche Bank AG	184,000	1,649,873	1,636,778	13,095
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Deutsche Bank AG	132,200	1,178,462	1,175,990	2,472
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Goldman Sachs & Co.	377,900	3,326,087	3,361,623	(35,536)
Japanese Yen vs. U.S. Dollar, expiring 5/13/16	Goldman Sachs & Co.	21,000	188,959	186,806	2,153
Korean Won vs. U.S. Dollar, expiring 4/18/16	HSBC Bank plc	49,093	41,000	42,913	(1,913)
Korean Won vs. U.S. Dollar, expiring 4/18/16	JPMorgan Chase Bank	48,657	41,000	42,531	(1,531)
Korean Won vs. U.S. Dollar, expiring 4/18/16	JPMorgan Chase Bank	29,898	25,000	26,134	(1,134)
Korean Won vs. U.S. Dollar, expiring 5/24/16	Bank of America	780,538	643,000	681,593	(38,593)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Bank of America	49	11,000	12,489	(1,489)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Bank of America	633	152,086	161,641	(9,555)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	673	152,000	171,727	(19,727)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Citibank N.A.	7,256	$1,666,541	$1,852,195	$(185,654)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	1,466	352,485	374,252	(21,767)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/24/16	HSBC Bank plc	1,482	348,699	378,198	(29,499)
Mexican Peso vs. U.S. Dollar, expiring 4/5/16	Morgan Stanley	8,285	456,260	479,482	(23,222)
Mexican Peso vs. U.S. Dollar, expiring 4/6/16	Bank of America	1,470	80,527	85,051	(4,524)
Mexican Peso vs. U.S. Dollar, expiring 4/28/16	Citibank N.A.	520	28,130	30,034	(1,904)
Mexican Peso vs. U.S. Dollar, expiring 4/28/16	JPMorgan Chase Bank	425	23,631	24,517	(886)
Mexican Peso vs. U.S. Dollar, expiring 5/4/16	JPMorgan Chase Bank	8,285	478,586	478,216	370
Mexican Peso vs. U.S. Dollar, expiring 5/4/16	Morgan Stanley	854	46,499	49,313	(2,814)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Bank of America	2,613	148,492	150,591	(2,099)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Barclays Bank plc	4,347	247,961	250,524	(2,563)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Citibank N.A.	11,891	675,345	685,295	(9,950)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Citibank N.A.	24,444	1,395,947	1,408,743	(12,796)
Mexican Peso vs. U.S. Dollar, expiring 5/20/16	Goldman Sachs & Co.	1,976	113,000	113,859	(859)
Mexican Peso vs. U.S. Dollar, expiring 5/23/16	Citibank N.A.	777	44,516	44,773	(257)
Mexican Peso vs. U.S. Dollar, expiring 5/26/16	Bank of America	404	23,272	23,282	(10)
Mexican Peso vs. U.S. Dollar, expiring 6/6/16	Citibank N.A.	1,470	84,671	84,568	103
Mexican Peso vs. U.S. Dollar, expiring 6/6/16	JPMorgan Chase Bank	927	53,200	53,345	(145)
Russian Ruble vs. U.S. Dollar, expiring 5/18/16	Goldman Sachs & Co.	53,137	741,000	781,107	(40,107)
Russian Ruble vs. U.S. Dollar, expiring 5/20/16	Morgan Stanley	439	5,373	6,451	(1,078)
Swiss Franc vs. U.S. Dollar, expiring 5/13/16	Citibank N.A.	38	39,201	39,588	(387)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	4,105	121,689	127,619	(5,930)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	10,279	306,000	319,533	(13,533)
Taiwan Dollar vs. U.S. Dollar, expiring 5/24/16	JPMorgan Chase Bank	3,195	96,714	99,338	(2,624)
Thailand Baht vs. U.S. Dollar, expiring 5/24/16	Deutsche Bank AG	40,573	1,139,059	1,151,902	(12,843)

					$(1,080,525)

					$(446,569)

Options Written:

Options written for the three months March 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	—	$—
Options Written	499	196,571
Options Terminated in Closing Purchase Transactions	(14)	(1,990)
Options Expired	(266)	(92,488)
Options Exercised	—	—

Options Outstanding - March 31, 2016	219	$102,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$43,783,114	$732		$43,783,846
Non-Agency CMO	—	78,025,331	268,744		78,294,075
Corporate Bonds
Consumer Discretionary	—	14,853,822	—		14,853,822
Consumer Staples	—	9,384,073	—		9,384,073
Energy	—	11,637,840	—		11,637,840
Financials	—	77,217,769	—	(b)	77,217,769
Health Care	—	17,130,185	—		17,130,185
Industrials	—	11,092,704	—		11,092,704
Information Technology	—	9,363,953	—		9,363,953
Materials	—	3,032,002	—		3,032,002
Telecommunication Services	—	10,735,092	—		10,735,092
Utilities	—	10,345,237	—		10,345,237
Forward Currency Contracts	—	658,983	—		658,983
Futures	160,813	—	—		160,813
Government Securities
Agency ABS	—	1,170,799	—		1,170,799
Agency CMO	—	208,847,886	—		208,847,886
Foreign Governments	—	10,108,595	—		10,108,595
Municipal Bonds	—	13,825,917	—		13,825,917
Supranational	—	4,825,004	—		4,825,004
U.S. Government Agencies	—	7,182,512	—		7,182,512
U.S. Treasuries	—	196,709,983	—		196,709,983
Options Purchased
Call Options Purchased	59,075	—	—		59,075
Put Options Purchased	— (b)	—	—		— (b)
Short-Term Investments	7,505,155	6,497,706	—		14,002,861

Total Assets	$7,725,043	$746,428,507	$269,476		$754,423,026

Liabilities:
Forward Currency Contracts	$—	$(1,105,552)	$—		$(1,105,552)
Futures	(305,811)	—	—		(305,811)
Government Securities
Agency CMO	—	(11,873,427)	—		(11,873,427)
Options Written
Call Options Written	(62,642)	—	—		(62,642)
Put Options Written	(23,177)	—	—		(23,177)

Total Liabilities	$(391,630)	$(12,978,979)	$—		$(13,370,609)

Total	$7,333,413	$733,449,528	$269,476		$741,052,417

(a)	Securities with a market value of $108,640 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,125,328
Aggregate gross unrealized depreciation	(23,611,140)

Net unrealized depreciation	$(8,485,812)

Federal income tax cost of investments	$762,089,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.5%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	3,306	$50,879
Cooper Tire & Rubber Co.	265	9,810
Cooper-Standard Holding, Inc.*	32	2,299
Dana Holding Corp.	3,558	50,132
Dorman Products, Inc.*	1,165	63,399
Drew Industries, Inc.	1,049	67,619
Fox Factory Holding Corp.*	689	10,893
Gentex Corp.	6,418	100,698
Gentherm, Inc.*	1,564	65,047
Horizon Global Corp.*	50	629
Lear Corp.	2,554	283,928
Metaldyne Performance Group, Inc.	249	4,186
Motorcar Parts of America, Inc.*	741	28,143
Stoneridge, Inc.*	1,268	18,462
Strattec Security Corp.	27	1,550
Tenneco, Inc.*	8,266	425,782
Tower International, Inc.	497	13,518
Visteon Corp.	1,755	139,681

		1,336,655

Automobiles (0.1%)
Thor Industries, Inc.	1,978	126,137
Winnebago Industries, Inc.	1,101	24,717

		150,854

Distributors (0.4%)
Core-Mark Holding Co., Inc.	526	42,901
Fenix Parts, Inc.*	357	1,642
LKQ Corp.*	13,212	421,859
Pool Corp.	1,890	165,829

		632,231

Diversified Consumer Services (1.9%)
2U, Inc.*	29,852	674,655
Bright Horizons Family Solutions, Inc.*	9,387	608,090
Capella Education Co.	545	28,689
Carriage Services, Inc.	131	2,831
Chegg, Inc.*	1,217	5,428
Collectors Universe, Inc.	282	4,681
Grand Canyon Education, Inc.*	23,995	1,025,546
Houghton Mifflin Harcourt Co.*	401	7,996
Liberty Tax, Inc.	243	4,760
LifeLock, Inc.*	4,119	49,716
Nord Anglia Education, Inc.*	8,200	171,298
Service Corp. International	8,772	216,493
ServiceMaster Global Holdings, Inc.*	4,459	168,015
Sotheby’s, Inc.	2,417	64,606
Strayer Education, Inc.*	189	9,214
Weight Watchers International, Inc.*	1,067	15,504

		3,057,522

Hotels, Restaurants & Leisure (5.4%)
Aramark	7,679	254,328
BJ’s Restaurants, Inc.*	874	36,332
Bloomin’ Brands, Inc.	5,115	86,290
Bob Evans Farms, Inc.	74	3,455
Bojangles’, Inc.*	349	5,936
Boyd Gaming Corp.*	3,486	72,021
Bravo Brio Restaurant Group, Inc.*	526	4,076
Brinker International, Inc.	2,493	114,553
Buffalo Wild Wings, Inc.*	4,505	667,281
Carrols Restaurant Group, Inc.*	1,347	19,451
Cheesecake Factory, Inc.	2,113	112,179
Choice Hotels International, Inc.	1,559	84,264
Churchill Downs, Inc.	554	81,926
Chuy’s Holdings, Inc.*	719	22,339
ClubCorp Holdings, Inc.	1,841	25,848
Cracker Barrel Old Country Store, Inc.	776	118,472
Dave & Buster’s Entertainment, Inc.*	11,175	433,367
Del Frisco’s Restaurant Group, Inc.*	66	1,094
Denny’s Corp.*	2,465	25,537
Diamond Resorts International, Inc.*	22,910	556,713
DineEquity, Inc.	687	64,186
Domino’s Pizza, Inc.	2,198	289,828
Dunkin’ Brands Group, Inc.	4,182	197,265
El Pollo Loco Holdings, Inc.*	561	7,484
Eldorado Resorts, Inc.*	564	6,452
Empire Resorts, Inc.*	121	1,652
Extended Stay America, Inc.	2,675	43,603
Fiesta Restaurant Group, Inc.*	1,174	38,484
Fogo De Chao, Inc.*	143	2,232
Habit Restaurants, Inc., Class A*	21,222	395,366
Hilton Worldwide Holdings, Inc.	14,012	315,550
International Game Technology plc	2,769	50,534
Interval Leisure Group, Inc.	1,766	25,501
Isle of Capri Casinos, Inc.*	883	12,362
Jack in the Box, Inc.	4,988	318,584
Jamba, Inc.*	582	7,194
Kona Grill, Inc.*	172	2,227
Krispy Kreme Doughnuts, Inc.*	2,850	44,432
La Quinta Holdings, Inc.*	4,142	51,775
Marriott Vacations Worldwide Corp.	596	40,230
Morgans Hotel Group Co.*	340	469
Noodles & Co.*	366	4,341
Norwegian Cruise Line Holdings Ltd.*	7,605	420,480
Panera Bread Co., Class A*	4,717	966,183
Papa John’s International, Inc.	1,208	65,462
Papa Murphy’s Holdings, Inc.*	383	4,577
Penn National Gaming, Inc.*	226	3,772
Pinnacle Entertainment, Inc.*	2,522	88,522
Planet Fitness, Inc., Class A*	434	7,048
Popeyes Louisiana Kitchen, Inc.*	1,006	52,372
Potbelly Corp.*	894	12,167
Red Robin Gourmet Burgers, Inc.*	617	39,778
Ruth’s Hospitality Group, Inc.	1,029	18,944
Scientific Games Corp., Class A*	2,104	19,841
SeaWorld Entertainment, Inc.	2,963	62,401
Shake Shack, Inc., Class A*	207	7,725
Six Flags Entertainment Corp.	3,118	173,018
Sonic Corp.	1,480	52,037
Texas Roadhouse, Inc.	10,745	468,267
Vail Resorts, Inc.	1,577	210,845
Wingstop, Inc.*	11,354	257,509
Wyndham Worldwide Corp.	11,267	861,137
Zoe’s Kitchen, Inc.*	9,055	353,054

		8,790,352

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	220	7,009
CalAtlantic Group, Inc.	699	23,361
Cavco Industries, Inc.*	308	28,786
Century Communities, Inc.*	50	853
D.R. Horton, Inc.	5,894	178,176
GoPro, Inc., Class A*	3,899	46,632
Harman International Industries, Inc.	9,001	801,449
Helen of Troy Ltd.*	504	52,260
Hooker Furniture Corp.	55	1,807
Installed Building Products, Inc.*	832	22,139

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
iRobot Corp.*	230	$8,119
Jarden Corp.*	9,196	542,104
KB Home	13,800	197,064
La-Z-Boy, Inc.	823	22,007
Leggett & Platt, Inc.	5,985	289,674
Lennar Corp., Class A	2,953	142,807
Lennar Corp., Class B	170	6,581
LGI Homes, Inc.*	145	3,510
Libbey, Inc.	855	15,903
M.D.C. Holdings, Inc.	567	14,209
M/I Homes, Inc.*	13,688	255,281
Meritage Homes Corp.*	113	4,120
New Home Co., Inc.*	74	907
NVR, Inc.*	178	308,367
Skullcandy, Inc.*	296	1,054
Tempur Sealy International, Inc.*	10,697	650,271
Toll Brothers, Inc.*	2,668	78,733
TRI Pointe Group, Inc.*	394	4,641
Tupperware Brands Corp.	2,048	118,743
Universal Electronics, Inc.*	516	31,987
William Lyon Homes, Class A*	97	1,405
ZAGG, Inc.*	1,156	10,416

		3,870,375

Internet & Catalog Retail (1.1%)
1-800-Flowers.com, Inc., Class A*	1,043	8,219
Blue Nile, Inc.	525	13,498
Duluth Holdings, Inc.*	246	4,794
Etsy, Inc.*	834	7,256
Expedia, Inc.	8,833	952,374
Groupon, Inc.*	19,632	78,331
HSN, Inc.	1,418	74,175
Lands’ End, Inc.*	121	3,087
Liberty TripAdvisor Holdings, Inc., Class A*	912	20,210
Liberty Ventures*	6,152	240,666
Nutrisystem, Inc.	1,279	26,693
Overstock.com, Inc.*	500	7,190
PetMed Express, Inc.	936	16,764
Shutterfly, Inc.*	5,602	259,765
Wayfair, Inc., Class A*	872	37,688

		1,750,710

Leisure Products (0.4%)
Arctic Cat, Inc.	200	3,360
Brunswick Corp.	2,972	142,596
Escalade, Inc.	90	1,059
Malibu Boats, Inc., Class A*	744	12,202
Marine Products Corp.	452	3,431
MCBC Holdings, Inc.*	192	2,703
Nautilus, Inc.*	1,383	26,719
Performance Sports Group Ltd.*	132	420
Polaris Industries, Inc.	2,889	284,509
Smith & Wesson Holding Corp.*	2,332	62,078
Sturm Ruger & Co., Inc.	812	55,525
Vista Outdoor, Inc.*	349	18,117

		612,719

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	71	1,987
AMC Networks, Inc., Class A*	9,543	619,722
Cablevision Systems Corp. - New York Group, Class A	1,278	42,174
Carmike Cinemas, Inc.*	56	1,682
Central European Media Enterprises Ltd., Class A*	2,142	5,462
Cinemark Holdings, Inc.	5,036	180,440
Clear Channel Outdoor Holdings, Inc., Class A	636	2,989
Crown Media Holdings, Inc., Class A*	1,097	5,573
Entravision Communications Corp., Class A	2,706	20,133
EW Scripps Co., Class A	1,657	25,833
Global Eagle Entertainment, Inc.*	19,185	163,456
Gray Television, Inc.*	2,771	32,476
IMAX Corp.*	15,652	486,621
Interpublic Group of Cos., Inc.	17,926	411,402
Lions Gate Entertainment Corp.	4,111	89,825
Live Nation Entertainment, Inc.*	6,336	141,356
Loral Space & Communications, Inc.*	552	19,392
Madison Square Garden Co., Class A*	889	147,894
MDC Partners, Inc., Class A	504	11,894
MSG Networks, Inc., Class A*	2,686	46,441
National CineMedia, Inc.	651	9,902
New York Times Co., Class A	1,248	15,550
Nexstar Broadcasting Group, Inc., Class A	1,363	60,340
Reading International, Inc., Class A*	154	1,845
Regal Entertainment Group, Class A	3,576	75,597
Sinclair Broadcast Group, Inc., Class A	2,877	88,468
Starz, Class A*	3,750	98,737
Tribune Publishing Co.	633	4,887
World Wrestling Entertainment, Inc., Class A	1,345	23,753

		2,835,831

Multiline Retail (0.1%)
Big Lots, Inc.	2,152	97,464
Dillard’s, Inc., Class A	121	10,274
Ollie’s Bargain Outlet Holdings, Inc.*	342	8,013
Sears Holdings Corp.*	60	919
Tuesday Morning Corp.*	1,484	12,139

		128,809

Specialty Retail (4.6%)
Aaron’s, Inc.	402	10,090
Advance Auto Parts, Inc.	1,865	299,034
American Eagle Outfitters, Inc.	6,955	115,940
America’s Car-Mart, Inc.*	55	1,375
Asbury Automotive Group, Inc.*	1,107	66,243
Ascena Retail Group, Inc.*	1,307	14,455
AutoNation, Inc.*	2,994	139,760
Boot Barn Holdings, Inc.*	497	4,672
Buckle, Inc.	1,246	42,202
Build-A-Bear Workshop, Inc.*	43	559
Burlington Stores, Inc.*	2,933	164,952
Cabela’s, Inc.*	204	9,933
Caleres, Inc.	172	4,866
Cato Corp., Class A	213	8,211
Chico’s FAS, Inc.	5,830	77,364
Children’s Place, Inc.	223	18,614
Container Store Group, Inc.*	659	3,868
CST Brands, Inc.	2,761	105,719
Destination XL Group, Inc.*	265	1,370
Dick’s Sporting Goods, Inc.	12,110	566,142
DSW, Inc., Class A	179	4,948
Express, Inc.*	3,307	70,803
Finish Line, Inc., Class A	533	11,246
Five Below, Inc.*	20,440	844,990
Foot Locker, Inc.	5,249	338,560

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Francesca’s Holdings Corp.*	1,859	$35,618
GNC Holdings, Inc., Class A	3,237	102,775
Group 1 Automotive, Inc.	207	12,149
Hibbett Sports, Inc.*	1,006	36,115
Kirkland’s, Inc.	720	12,607
Lithia Motors, Inc., Class A	5,410	472,455
MarineMax, Inc.*	548	10,670
Mattress Firm Holding Corp.*	6,523	276,510
Michaels Cos., Inc.*	2,733	76,442
Monro Muffler Brake, Inc.	1,384	98,914
Murphy USA, Inc.*	119	7,312
Office Depot, Inc.*	4,326	30,715
Outerwall, Inc.	738	27,299
Party City Holdco, Inc.*	1,055	15,867
Penske Automotive Group, Inc.	714	27,061
Pier 1 Imports, Inc.	3,773	26,449
Restoration Hardware Holdings, Inc.*	1,450	60,755
Sally Beauty Holdings, Inc.*	6,382	206,649
Select Comfort Corp.*	16,776	325,287
Sportsman’s Warehouse Holdings, Inc.*	28,817	363,094
Tailored Brands, Inc.	2,134	38,199
Tile Shop Holdings, Inc.*	26,033	388,152
Tractor Supply Co.	5,172	467,859
Ulta Salon Cosmetics & Fragrance, Inc.*	5,626	1,089,981
Urban Outfitters, Inc.*	3,807	125,974
Vitamin Shoppe, Inc.*	75	2,322
Williams-Sonoma, Inc.	3,982	217,975
Winmark Corp.	99	9,700
Zumiez, Inc.*	722	14,382

		7,505,203

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	2,280	240,266
Cherokee, Inc.*	323	5,746
Columbia Sportswear Co.	871	52,338
Crocs, Inc.*	2,633	25,329
Culp, Inc.	430	11,275
Deckers Outdoor Corp.*	809	48,467
Fossil Group, Inc.*	1,507	66,941
G-III Apparel Group Ltd.*	1,737	84,922
Kate Spade & Co.*	25,849	659,666
lululemon athletica, Inc.*	4,845	328,055
Oxford Industries, Inc.	639	42,960
Samsonite International S.A.	139,460	467,423
Sequential Brands Group, Inc.*	1,324	8,460
Skechers USA, Inc., Class A*	5,326	162,177
Steven Madden Ltd.*	2,452	90,822
Superior Uniform Group, Inc.	306	5,453
Tumi Holdings, Inc.*	2,460	65,977
Unifi, Inc.*	37	848
Vince Holding Corp.*	948	6,001
Wolverine World Wide, Inc.	14,799	272,598

		2,645,724

Total Consumer Discretionary		33,316,985

Consumer Staples (3.2%)
Beverages (0.9%)
Boston Beer Co., Inc., Class A*	393	72,733
Castle Brands, Inc.*	2,719	2,556
Coca-Cola Bottling Co. Consolidated	186	29,715
Craft Brew Alliance, Inc.*	159	1,309
MGP Ingredients, Inc.	449	10,884
Molson Coors Brewing Co., Class B	3,928	377,795
Monster Beverage Corp.*	6,627	883,909
National Beverage Corp.*	473	20,017

		1,398,918

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	1,695	192,077
Chefs’ Warehouse, Inc.*	786	15,948
Fairway Group Holdings Corp.*	293	103
Fresh Market, Inc.*	1,887	53,836
Ingles Markets, Inc., Class A	155	5,812
Natural Grocers by Vitamin Cottage, Inc.*	373	7,934
Performance Food Group Co.*	273	6,375
PriceSmart, Inc.	843	71,301
Rite Aid Corp.*	25,501	207,833
Smart & Final Stores, Inc.*	17,100	277,020
Sprouts Farmers Market, Inc.*	6,676	193,871
United Natural Foods, Inc.*	2,023	81,527

		1,113,637

Food Products (1.3%)
Alico, Inc.	11	304
Amplify Snack Brands, Inc.*	428	6,129
B&G Foods, Inc.	2,619	91,167
Blue Buffalo Pet Products, Inc.*	10,793	276,948
Calavo Growers, Inc.	646	36,861
Cal-Maine Foods, Inc.	1,356	70,390
Dean Foods Co.	1,897	32,856
Farmer Brothers Co.*	320	8,918
Flowers Foods, Inc.	6,746	124,531
Freshpet, Inc.*	856	6,275
Hain Celestial Group, Inc.*	4,464	182,622
Ingredion, Inc.	384	41,007
Inventure Foods, Inc.*	811	4,582
J&J Snack Foods Corp.	649	70,274
John B. Sanfilippo & Son, Inc.	90	6,218
Lancaster Colony Corp.	525	58,049
Landec Corp.*	225	2,363
Lifeway Foods, Inc.*	210	2,274
Limoneira Co.	450	6,840
Nomad Foods Ltd.*	31,664	285,293
Pilgrim’s Pride Corp.*	299	7,595
Seaboard Corp.*	1	3,003
Snyder’s-Lance, Inc.	847	26,664
Tootsie Roll Industries, Inc.	289	10,113
TreeHouse Foods, Inc.*	5,029	436,266
WhiteWave Foods Co.*	7,607	309,148

		2,106,690

Household Products (0.1%)
Central Garden & Pet Co., Class A*	168	2,737
HRG Group, Inc.*	1,583	22,051
Orchids Paper Products Co.	104	2,861
Spectrum Brands Holdings, Inc.	1,100	120,208
WD-40 Co.	633	68,370

		216,227

Personal Products (0.2%)
Coty, Inc., Class A	3,418	95,123
Herbalife Ltd.*	2,709	166,766
Inter Parfums, Inc.	285	8,806
Medifast, Inc.	457	13,797
Natural Health Trends Corp.	339	11,238
Nu Skin Enterprises, Inc., Class A	515	19,699
Revlon, Inc., Class A*	126	4,588
Synutra International, Inc.*	702	3,489
USANA Health Sciences, Inc.*	246	29,869

		353,375

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.0%)
Vector Group Ltd.	3,718	$84,919

Total Consumer Staples		5,273,766

Energy (1.8%)
Energy Equipment & Services (0.4%)
Fairmount Santrol Holdings, Inc.*	2,411	6,052
FMC Technologies, Inc.*	1,540	42,134
ION Geophysical Corp.*	61	493
Oceaneering International, Inc.	7,710	256,280
PHI, Inc. (Non-Voting)*	24	453
RigNet, Inc.*	4,523	61,875
RPC, Inc.	278	3,942
Superior Energy Services, Inc.	14,200	190,138
U.S. Silica Holdings, Inc.	2,760	62,707

		624,074

Oil, Gas & Consumable Fuels (1.4%)
Callon Petroleum Co.*	32,800	290,280
Carrizo Oil & Gas, Inc.*	115	3,556
Concho Resources, Inc.*	4,293	433,765
CVR Energy, Inc.	223	5,820
Delek U.S. Holdings, Inc.	1,418	21,610
Diamondback Energy, Inc.*	2,539	195,960
Energen Corp.	3,216	117,673
Energy Fuels, Inc.*	1,834	4,053
Evolution Petroleum Corp.	986	4,792
Hallador Energy Co.	114	521
Isramco, Inc.*	38	3,105
Matador Resources Co.*	17,300	328,008
Memorial Resource Development Corp.*	3,890	39,600
Newfield Exploration Co.*	4,592	152,684
Panhandle Oil and Gas, Inc., Class A	324	5,608
Par Pacific Holdings, Inc.*	659	12,363
Parsley Energy, Inc., Class A*	1,535	34,691
PDC Energy, Inc.*	710	42,210
Pioneer Natural Resources Co.	1,947	274,021
SemGroup Corp., Class A	1,936	43,366
Synergy Resources Corp.*	470	3,652
Targa Resources Corp.	3,451	103,047
Teekay Corp.	762	6,599
Ultra Petroleum Corp.*	3,122	1,555
Uranium Energy Corp.*	6,506	4,867
Western Refining, Inc.	3,081	89,626
World Fuel Services Corp.	581	28,225

		2,251,257

Total Energy		2,875,331

Financials (8.7%)
Banks (1.8%)
Bank of the Ozarks, Inc.	3,385	142,069
BNC Bancorp	205	4,330
Cardinal Financial Corp.	57	1,160
Eagle Bancorp, Inc.*	986	47,328
First Financial Bankshares, Inc.	1,636	48,393
First Republic Bank/California	5,933	395,375
Hilltop Holdings, Inc.*	1,226	23,147
Home BancShares, Inc./Arkansas	2,031	83,169
IBERIABANK Corp.	2,509	128,636
Pinnacle Financial Partners, Inc.	4,507	221,113
Renasant Corp.	113	3,719
Signature Bank/New York*	5,536	753,560
South State Corp.	50	3,212
SVB Financial Group*	5,386	549,641
Talmer Bancorp, Inc., Class A	12,800	231,552
Texas Capital Bancshares, Inc.*	138	5,296
Western Alliance Bancorp*	9,510	317,444

		2,959,144

Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	2,375	385,700
Artisan Partners Asset Management, Inc., Class A	1,553	47,895
Ashford, Inc.*	43	1,960
Associated Capital Group, Inc., Class A*	269	7,537
BGC Partners, Inc., Class A	7,986	72,273
Cohen & Steers, Inc.	895	34,833
Cowen Group, Inc., Class A*	268	1,021
Diamond Hill Investment Group, Inc.	132	23,412
Eaton Vance Corp.	5,126	171,824
Evercore Partners, Inc., Class A	6,034	312,259
Federated Investors, Inc., Class B	4,082	117,766
Fifth Street Asset Management, Inc.	230	704
Financial Engines, Inc.	2,268	71,283
GAMCO Investors, Inc., Class A	269	9,969
Greenhill & Co., Inc.	1,219	27,062
HFF, Inc., Class A	1,655	45,562
Houlihan Lokey, Inc.	8,011	199,474
INTL FCStone, Inc.*	165	4,410
Invesco Ltd.	10,482	322,531
Investment Technology Group, Inc.	185	4,089
Janus Capital Group, Inc.	515	7,534
Julius Baer Group Ltd.*	6,633	284,897
KCG Holdings, Inc., Class A*	222	2,653
Ladenburg Thalmann Financial Services, Inc.*	504	1,260
Lazard Ltd., Class A	15,551	603,379
Legg Mason, Inc.	1,403	48,656
LPL Financial Holdings, Inc.	3,331	82,609
Medley Management, Inc., Class A	252	1,386
Moelis & Co., Class A	696	19,648
NorthStar Asset Management Group, Inc.	8,445	95,851
OM Asset Management plc	1,056	14,098
Pzena Investment Management, Inc., Class A	511	3,858
Raymond James Financial, Inc.	5,151	245,239
SEI Investments Co.	6,056	260,711
Stifel Financial Corp.*	6,116	181,034
Virtu Financial, Inc., Class A	856	18,926
Virtus Investment Partners, Inc.	2,645	206,601
Waddell & Reed Financial, Inc., Class A	3,435	80,860
Westwood Holdings Group, Inc.	347	20,352
WisdomTree Investments, Inc.	4,973	56,841
ZAIS Group Holdings, Inc.*	148	719

		4,098,676

Consumer Finance (0.4%)
Credit Acceptance Corp.*	369	66,992
Encore Capital Group, Inc.*	194	4,994
Enova International, Inc.*	960	6,058
First Cash Financial Services, Inc.	1,142	52,600
LendingClub Corp.*	2,967	24,626
PRA Group, Inc.*	9,811	288,345
SLM Corp.*	17,084	108,654
World Acceptance Corp.*	204	7,736

		560,005

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	3,624	236,756
FactSet Research Systems, Inc.	1,814	274,875
GAIN Capital Holdings, Inc.	197	1,292
MarketAxess Holdings, Inc.	1,616	201,725

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
McGraw Hill Financial, Inc.	4,024	$398,296
Morningstar, Inc.	832	73,441
MSCI, Inc.	4,457	330,175
On Deck Capital, Inc.*	477	3,716

		1,520,276

Insurance (0.2%)
AmTrust Financial Services, Inc.	208	5,383
Arthur J. Gallagher & Co.	4,046	179,966
Atlas Financial Holdings, Inc.*	226	4,100
Crawford & Co., Class B	328	2,125
eHealth, Inc.*	740	6,948
Employers Holdings, Inc.	806	22,681
Erie Indemnity Co., Class A	1,053	97,918
HCI Group, Inc.	59	1,965
Heritage Insurance Holdings, Inc.	672	10,732
Maiden Holdings Ltd.	288	3,727
National General Holdings Corp.	174	3,757
National Interstate Corp.	54	1,616
Patriot National, Inc.*	352	2,710
State National Cos., Inc.	122	1,537
Third Point Reinsurance Ltd.*	259	2,945
Universal Insurance Holdings, Inc.	1,351	24,048

		372,158

Real Estate Investment Trusts (REITs) (2.4%)
Alexander’s, Inc. (REIT)	85	32,347
American Assets Trust, Inc. (REIT)	1,437	57,365
CareTrust REIT, Inc. (REIT)	2,211	28,080
Columbia Property Trust, Inc. (REIT)	651	14,316
CoreSite Realty Corp. (REIT)	1,054	73,791
CubeSmart (REIT)	6,041	201,165
CyrusOne, Inc. (REIT)	2,957	134,987
DuPont Fabros Technology, Inc. (REIT)	980	39,719
Easterly Government Properties, Inc. (REIT)	645	11,945
EastGroup Properties, Inc. (REIT)	281	16,964
Empire State Realty Trust, Inc. (REIT), Class A	2,263	39,670
Equinix, Inc. (REIT)	2,002	662,081
Equity LifeStyle Properties, Inc. (REIT)	3,659	266,119
Equity One, Inc. (REIT)	311	8,913
Extra Space Storage, Inc. (REIT)	5,320	497,207
Federal Realty Investment Trust (REIT)	3,010	469,711
Gaming and Leisure Properties, Inc. (REIT)	529	16,357
Healthcare Trust of America, Inc. (REIT), Class A	539	15,857
Iron Mountain, Inc. (REIT)	3,600	122,076
Lamar Advertising Co. (REIT), Class A	3,521	216,542
LTC Properties, Inc. (REIT)	102	4,615
National Health Investors, Inc. (REIT)	554	36,852
National Storage Affiliates Trust (REIT)	920	19,504
Omega Healthcare Investors, Inc. (REIT)	2,169	76,566
Post Properties, Inc. (REIT)	797	47,613
Potlatch Corp. (REIT)	1,333	41,990
PS Business Parks, Inc. (REIT)	92	9,247
QTS Realty Trust, Inc. (REIT), Class A	1,159	54,913
RLJ Lodging Trust (REIT)	2,038	46,629
Ryman Hospitality Properties, Inc. (REIT)	1,898	97,709
Sabra Health Care REIT, Inc. (REIT)	448	9,000
Saul Centers, Inc. (REIT)	399	21,155
Sovran Self Storage, Inc. (REIT)	1,519	179,166
Sun Communities, Inc. (REIT)	345	24,705
Tanger Factory Outlet Centers, Inc. (REIT)	4,163	151,492
Taubman Centers, Inc. (REIT)	996	70,945
Universal Health Realty Income Trust (REIT)	356	20,025
Urban Edge Properties (REIT)	3,866	99,897
Urstadt Biddle Properties, Inc. (REIT), Class A	182	3,813

		3,941,048

Real Estate Management & Development (0.2%)
Altisource Asset Management Corp.*	32	377
Altisource Portfolio Solutions S.A.*	551	13,307
Consolidated-Tomoka Land Co.	55	2,538
Howard Hughes Corp.*	703	74,441
Jones Lang LaSalle, Inc.	1,420	166,594
Kennedy-Wilson Holdings, Inc.	365	7,993
Marcus & Millichap, Inc.*	571	14,498
Realogy Holdings Corp.*	2,347	84,750

		364,498

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	2,671	56,999
Essent Group Ltd.*	2,431	50,565
HomeStreet, Inc.*	297	6,181
Impac Mortgage Holdings, Inc.*	331	4,591
LendingTree, Inc.*	272	26,596
Meridian Bancorp, Inc.	350	4,872
MGIC Investment Corp.*	6,633	50,875
Stonegate Mortgage Corp.*	107	614
United Financial Bancorp, Inc.	426	5,363
Walker & Dunlop, Inc.*	550	13,349
WSFS Financial Corp.	84	2,732

		222,737

Total Financials		14,038,542

Health Care (18.9%)
Biotechnology (4.0%)
Abeona Therapeutics, Inc.*	462	1,183
ACADIA Pharmaceuticals, Inc.*	3,395	94,924
Acceleron Pharma, Inc.*	1,076	28,396
Achillion Pharmaceuticals, Inc.*	5,172	39,928
Acorda Therapeutics, Inc.*	1,705	45,097
Aduro Biotech, Inc.*	3,050	39,071
Advaxis, Inc.*	1,280	11,558
Aegerion Pharmaceuticals, Inc.*	1,052	3,892
Affimed N.V.*	638	2,386
Agenus, Inc.*	2,558	10,641
Agios Pharmaceuticals, Inc.*	1,134	46,040
Aimmune Therapeutics, Inc.*	403	5,465
Alder Biopharmaceuticals, Inc.*	6,333	155,095
Alkermes plc*	5,357	183,156
Alnylam Pharmaceuticals, Inc.*	1,560	97,921
AMAG Pharmaceuticals, Inc.*	1,511	35,357
Amicus Therapeutics, Inc.*	5,097	43,070
Anacor Pharmaceuticals, Inc.*	3,572	190,923
Anthera Pharmaceuticals, Inc.*	1,665	6,027
Applied Genetic Technologies Corp.*	364	5,089
Ardelyx, Inc.*	1,012	7,863
Arena Pharmaceuticals, Inc.*	10,091	19,879
ARIAD Pharmaceuticals, Inc.*	7,342	46,915

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Array BioPharma, Inc.*	4,820	$14,219
Arrowhead Research Corp.*	1,362	6,565
Asterias Biotherapeutics, Inc.*	431	2,026
Atara Biotherapeutics, Inc.*	697	13,264
aTyr Pharma, Inc.*	255	1,005
Avalanche Biotechnologies, Inc.*	816	4,219
Avexis, Inc.*	201	5,475
Axovant Sciences Ltd.*	610	7,003
Bellicum Pharmaceuticals, Inc.*	347	3,244
BioCryst Pharmaceuticals, Inc.*	2,438	6,900
BioSpecifics Technologies Corp.*	208	7,243
BioTime, Inc.*	2,254	6,469
Bluebird Bio, Inc.*	1,560	66,300
Blueprint Medicines Corp.*	392	7,076
Cara Therapeutics, Inc.*	830	5,163
Catabasis Pharmaceuticals, Inc.*	316	1,593
Catalyst Pharmaceuticals, Inc.*	3,236	3,786
Celldex Therapeutics, Inc.*	20,022	75,683
Cellular Biomedicine Group, Inc.*	410	7,647
Cepheid, Inc.*	3,136	104,617
ChemoCentryx, Inc.*	1,156	2,878
Chiasma, Inc.*	3,948	36,164
Chimerix, Inc.*	1,895	9,683
Cidara Therapeutics, Inc.*	202	2,565
Clovis Oncology, Inc.*	1,230	23,616
Coherus Biosciences, Inc.*	984	20,890
Concert Pharmaceuticals, Inc.*	640	8,742
CorMedix, Inc.*	1,299	3,442
CTI BioPharma Corp.*	8,510	4,522
Curis, Inc.*	4,631	7,456
Cytokinetics, Inc.*	734	5,175
CytomX Therapeutics, Inc.*	336	4,334
CytRx Corp.*	2,704	7,247
DBV Technologies S.A. (ADR)*	2,412	78,511
Dicerna Pharmaceuticals, Inc.*	627	3,361
Dimension Therapeutics, Inc.*	306	2,396
Dynavax Technologies Corp.*	1,611	30,996
Eagle Pharmaceuticals, Inc.*	363	14,702
Edge Therapeutics, Inc.*	5,600	51,240
Editas Medicine, Inc.*	281	9,706
Emergent BioSolutions, Inc.*	938	34,096
Enanta Pharmaceuticals, Inc.*	720	21,146
Epizyme, Inc.*	1,799	21,804
Esperion Therapeutics, Inc.*	550	9,301
Exact Sciences Corp.*	4,275	28,814
Exelixis, Inc.*	9,868	39,472
Fibrocell Science, Inc.*	1,013	2,533
FibroGen, Inc.*	2,103	44,773
Five Prime Therapeutics, Inc.*	992	40,305
Flexion Therapeutics, Inc.*	579	5,327
Foundation Medicine, Inc.*	501	9,108
Galena Biopharma, Inc.*	8,548	11,625
Genocea Biosciences, Inc.*	768	5,944
Genomic Health, Inc.*	795	19,692
Geron Corp.*	6,231	18,195
Global Blood Therapeutics, Inc.*	251	3,981
Halozyme Therapeutics, Inc.*	14,169	134,180
Heron Therapeutics, Inc.*	12,125	230,254
Idera Pharmaceuticals, Inc.*	3,169	6,275
Ignyta, Inc.*	454	3,074
Immune Design Corp.*	471	6,123
ImmunoGen, Inc.*	3,800	32,376
Immunomedics, Inc.*	3,698	9,245
Incyte Corp.*	4,786	346,841
Infinity Pharmaceuticals, Inc.*	2,038	10,740
Inovio Pharmaceuticals, Inc.*	2,926	25,485
Insmed, Inc.*	2,707	34,298
Insys Therapeutics, Inc.*	987	15,782
Intercept Pharmaceuticals, Inc.*	696	89,415
Intrexon Corp.*	2,128	72,118
Invitae Corp.*	249	2,547
Ionis Pharmaceuticals, Inc.*	7,922	320,841
Ironwood Pharmaceuticals, Inc.*	5,552	60,739
Juno Therapeutics, Inc.*	499	19,007
Karyopharm Therapeutics, Inc.*	13,963	124,550
Keryx Biopharmaceuticals, Inc.*	4,626	21,603
Kite Pharma, Inc.*	1,411	64,779
La Jolla Pharmaceutical Co.*	663	13,863
Lexicon Pharmaceuticals, Inc.*	691	8,257
Ligand Pharmaceuticals, Inc.*	762	81,603
Lion Biotechnologies, Inc.*	1,876	9,530
MacroGenics, Inc.*	1,397	26,194
MannKind Corp.*	10,316	16,609
Medgenics, Inc.*	1,116	4,910
Merrimack Pharmaceuticals, Inc.*	4,835	40,469
MiMedx Group, Inc.*	4,762	41,620
Mirati Therapeutics, Inc.*	488	10,443
Momenta Pharmaceuticals, Inc.*	2,700	24,948
Myriad Genetics, Inc.*	3,019	113,001
NantKwest, Inc.*	204	1,677
Natera, Inc.*	3,029	28,836
Navidea Biopharmaceuticals, Inc.*	5,280	4,987
Neurocrine Biosciences, Inc.*	3,716	146,968
NewLink Genetics Corp.*	934	16,999
Nivalis Therapeutics, Inc.*	171	713
Northwest Biotherapeutics, Inc.*	2,004	2,926
Novavax, Inc.*	11,723	60,491
Oncocyte Corp.*	112	516
OncoMed Pharmaceuticals, Inc.*	706	7,138
Oncothyreon, Inc.*	4,253	5,401
Ophthotech Corp.*	3,135	132,516
OPKO Health, Inc.*	13,197	137,117
Organovo Holdings, Inc.*	3,725	8,083
Osiris Therapeutics, Inc.*	744	4,248
Otonomy, Inc.*	832	12,413
OvaScience, Inc.*	983	9,329
Peregrine Pharmaceuticals, Inc.*	9,968	4,192
Pfenex, Inc.*	9,280	91,222
Portola Pharmaceuticals, Inc.*	5,281	107,732
Progenics Pharmaceuticals, Inc.*	2,903	12,657
Proteon Therapeutics, Inc.*	315	2,438
Prothena Corp. plc*	1,474	60,670
PTC Therapeutics, Inc.*	1,485	9,563
Puma Biotechnology, Inc.*	1,093	32,101
Radius Health, Inc.*	1,446	45,462
Raptor Pharmaceutical Corp.*	3,340	15,364
Regeneron Pharmaceuticals, Inc.*	622	224,194
REGENXBIO, Inc.*	317	3,424
Regulus Therapeutics, Inc.*	1,181	8,184
Repligen Corp.*	1,443	38,701
Retrophin, Inc.*	1,564	21,364
Rigel Pharmaceuticals, Inc.*	2,924	6,082
Sage Therapeutics, Inc.*	7,279	233,365
Sangamo BioSciences, Inc.*	3,124	18,900
Sarepta Therapeutics, Inc.*	1,963	38,318
Seattle Genetics, Inc.*	4,597	161,309
Seres Therapeutics, Inc.*	356	9,455
Sorrento Therapeutics, Inc.*	1,186	6,381
Spark Therapeutics, Inc.*	401	11,834
Spectrum Pharmaceuticals, Inc.*	675	4,293
Stemline Therapeutics, Inc.*	114	531
Synergy Pharmaceuticals, Inc.*	4,185	11,551

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Synta Pharmaceuticals Corp.*	3,746	$899
T2 Biosystems, Inc.*	559	5,512
TESARO, Inc.*	3,891	171,321
TG Therapeutics, Inc.*	1,717	14,629
Threshold Pharmaceuticals, Inc.*	2,381	1,095
Tobira Therapeutics, Inc.*	74	605
Tokai Pharmaceuticals, Inc.*	191	1,072
Trevena, Inc.*	1,426	11,793
Trovagene, Inc.*	1,226	5,701
Ultragenyx Pharmaceutical, Inc.*	1,674	105,981
United Therapeutics Corp.*	2,009	223,863
Vanda Pharmaceuticals, Inc.*	1,379	11,528
Verastem, Inc.*	119	188
Versartis, Inc.*	74	593
Vitae Pharmaceuticals, Inc.*	551	3,653
Vital Therapies, Inc.*	844	7,655
Voyager Therapeutics, Inc.*	272	2,375
vTv Therapeutics, Inc., Class A*	363	1,873
XBiotech, Inc.*	168	1,588
Xencor, Inc.*	1,191	15,983
XOMA Corp.*	3,047	2,355
Zafgen, Inc.*	4,988	33,320
ZIOPHARM Oncology, Inc.*	5,050	37,471

		6,555,532

Health Care Equipment & Supplies (6.7%)
Abaxis, Inc.	993	45,072
ABIOMED, Inc.*	1,812	171,796
Accuray, Inc.*	3,537	20,444
Alere, Inc.*	2,378	120,351
Align Technology, Inc.*	16,616	1,207,817
Analogic Corp.	47	3,713
Anika Therapeutics, Inc.*	483	21,600
Antares Pharma, Inc.*	6,432	5,596
AtriCure, Inc.*	893	15,029
Atrion Corp.	60	23,722
Becton Dickinson and Co.	2,997	455,005
Cantel Medical Corp.	1,491	106,398
Cardiovascular Systems, Inc.*	1,257	13,035
Cerus Corp.*	3,379	20,037
ConforMIS, Inc.*	6,801	73,111
Cooper Cos., Inc.	1,429	220,023
Corindus Vascular Robotics, Inc.*	919	910
Cutera, Inc.*	400	4,500
Cynosure, Inc., Class A*	892	39,355
Dentsply Sirona, Inc.	13,738	846,650
DexCom, Inc.*	19,106	1,297,488
EndoChoice Holdings, Inc.*	180	938
Endologix, Inc.*	3,267	27,312
Entellus Medical, Inc.*	195	3,547
GenMark Diagnostics, Inc.*	1,749	9,217
Glaukos Corp.*	280	4,721
Globus Medical, Inc., Class A*	2,989	70,989
Greatbatch, Inc.*	7,370	262,667
Haemonetics Corp.*	1,084	37,918
HeartWare International, Inc.*	5,889	185,032
Hill-Rom Holdings, Inc.	2,262	113,779
Hologic, Inc.*	26,513	914,698
ICU Medical, Inc.*	398	41,432
IDEXX Laboratories, Inc.*	4,068	318,606
Inogen, Inc.*	703	31,621
Insulet Corp.*	13,963	463,013
Integra LifeSciences Holdings Corp.*	546	36,779
Intuitive Surgical, Inc.*	1,014	609,465
InVivo Therapeutics Holdings Corp.*	1,473	10,282
Invuity, Inc.*	165	1,191
iRadimed Corp.*	115	2,203
K2M Group Holdings, Inc.*	734	10,885
Lantheus Holdings, Inc.*	407	769
LDR Holding Corp.*	1,129	28,778
LeMaitre Vascular, Inc.	173	2,685
LivaNova plc*	1,352	72,981
Masimo Corp.*	1,905	79,705
Meridian Bioscience, Inc.	1,551	31,966
Natus Medical, Inc.*	1,441	55,378
Neogen Corp.*	6,571	330,850
Nevro Corp.*	12,161	684,178
Novocure Ltd.*	346	5,010
NuVasive, Inc.*	2,108	102,554
Nuvectra Corp.*	2,057	11,127
NxStage Medical, Inc.*	2,775	41,597
OraSure Technologies, Inc.*	137	990
Oxford Immunotec Global plc*	783	7,760
Penumbra, Inc.*	2,070	95,220
Quidel Corp.*	505	8,716
ResMed, Inc.	6,120	353,858
Rockwell Medical, Inc.*	1,912	14,359
RTI Surgical, Inc.*	1,972	7,888
SeaSpine Holdings Corp.*	159	2,328
Second Sight Medical Products, Inc.*	490	2,367
Sientra, Inc.*	277	1,895
Spectranetics Corp.*	23,390	339,623
STAAR Surgical Co.*	1,858	13,731
STERIS plc	3,694	262,459
SurModics, Inc.*	102	1,878
Tandem Diabetes Care, Inc.*	12,122	105,583
TransEnterix, Inc.*	338	1,436
Unilife Corp.*	5,199	3,535
Utah Medical Products, Inc.	154	9,631
Vascular Solutions, Inc.*	723	23,519
Veracyte, Inc.*	550	2,970
West Pharmaceutical Services, Inc.	3,121	216,348
Wright Medical Group N.V.*	2,045	33,947
Zeltiq Aesthetics, Inc.*	1,419	38,540

		10,864,106

Health Care Providers & Services (2.9%)
AAC Holdings, Inc.*	332	6,570
Acadia Healthcare Co., Inc.*	10,437	575,183
Aceto Corp.	1,124	26,481
Addus HomeCare Corp.*	18	309
Adeptus Health, Inc., Class A*	6,160	342,126
Air Methods Corp.*	1,709	61,900
Alliance HealthCare Services, Inc.*	56	403
Amedisys, Inc.*	986	47,663
AMN Healthcare Services, Inc.*	2,063	69,337
Amsurg Corp.*	6,575	490,495
BioTelemetry, Inc.*	1,123	13,117
Brookdale Senior Living, Inc.*	1,807	28,695
Capital Senior Living Corp.*	1,236	22,891
Centene Corp.*	5,508	339,132
Chemed Corp.	739	100,098
Civitas Solutions, Inc.*	491	8,558
CorVel Corp.*	360	14,191
Cross Country Healthcare, Inc.*	821	9,548
Diplomat Pharmacy, Inc.*	9,649	264,383
Ensign Group, Inc.	2,066	46,774
Envision Healthcare Holdings, Inc.*	8,077	164,771
ExamWorks Group, Inc.*	1,808	53,445
Genesis Healthcare, Inc.*	758	1,759
HealthEquity, Inc.*	8,493	209,522
HealthSouth Corp.	3,981	149,805

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Landauer, Inc.	399	$13,195
LHC Group, Inc.*	34	1,209
LifePoint Health, Inc.*	185	12,811
MEDNAX, Inc.*	2,339	151,146
Molina Healthcare, Inc.*	1,703	109,827
National Research Corp., Class A	342	5,318
National Research Corp., Class B	42	1,477
Nobilis Health Corp.*	1,322	4,125
Patterson Cos., Inc.	2,055	95,619
Premier, Inc., Class A*	12,870	429,343
Providence Service Corp.*	565	28,855
RadNet, Inc.*	1,583	7,646
Select Medical Holdings Corp.*	4,323	51,055
Surgery Partners, Inc.*	433	5,742
Surgical Care Affiliates, Inc.*	889	41,143
Team Health Holdings, Inc.*	3,126	130,698
Teladoc, Inc.*	358	3,437
Tenet Healthcare Corp.*	4,318	124,920
Trupanion, Inc.*	544	5,358
U.S. Physical Therapy, Inc.	543	27,003
VCA, Inc.*	3,368	194,300
WellCare Health Plans, Inc.*	1,912	177,338

		4,668,721

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc.*	2,465	32,563
athenahealth, Inc.*	4,444	616,738
Castlight Health, Inc., Class B*	1,387	4,619
Cerner Corp.*	7,718	408,745
Computer Programs & Systems, Inc.	498	25,956
Connecture, Inc.*	276	707
Evolent Health, Inc., Class A*	487	5,143
HealthStream, Inc.*	3,621	79,988
HMS Holdings Corp.*	3,714	53,296
Imprivata, Inc.*	368	4,648
Inovalon Holdings, Inc., Class A*	1,147	21,242
Medidata Solutions, Inc.*	2,403	93,020
Omnicell, Inc.*	1,585	44,174
Press Ganey Holdings, Inc.*	428	12,874
Quality Systems, Inc.	2,196	33,467
Veeva Systems, Inc., Class A*	22,804	571,012
Vocera Communications, Inc.*	712	9,078

		2,017,270

Life Sciences Tools & Services (1.4%)
Accelerate Diagnostics, Inc.*	1,099	15,793
Affymetrix, Inc.*	913	12,791
Albany Molecular Research, Inc.*	1,045	15,978
Bio-Techne Corp.	673	63,612
Bruker Corp.	4,834	135,352
Cambrex Corp.*	1,371	60,324
Charles River Laboratories International, Inc.*	2,060	156,436
Fluidigm Corp.*	9,481	76,512
ICON plc*	5,526	415,003
Illumina, Inc.*	850	137,793
INC Research Holdings, Inc., Class A*	579	23,860
Luminex Corp.*	137	2,658
Mettler-Toledo International, Inc.*	1,214	418,539
NanoString Technologies, Inc.*	649	9,878
NeoGenomics, Inc.*	2,216	14,936
Pacific Biosciences of California, Inc.*	3,066	26,061
PAREXEL International Corp.*	7,025	440,678
PerkinElmer, Inc.	771	38,134
PRA Health Sciences, Inc.*	869	37,158
Quintiles Transnational Holdings, Inc.*	3,256	211,965
Sequenom, Inc.*	4,870	6,867
VWR Corp.*	646	17,481

		2,337,809

Pharmaceuticals (2.6%)
Aclaris Therapeutics, Inc.*	6,314	119,650
Aerie Pharmaceuticals, Inc.*	874	10,628
Agile Therapeutics, Inc.*	459	2,850
Akorn, Inc.*	15,381	361,915
Alimera Sciences, Inc.*	1,163	2,035
Allergan plc*	1,936	518,906
Amphastar Pharmaceuticals, Inc.*	939	11,268
ANI Pharmaceuticals, Inc.*	330	11,108
Aralez Pharmaceuticals, Inc.*	2,450	8,697
Aratana Therapeutics, Inc.*	26,845	148,184
Assembly Biosciences, Inc.*	585	2,937
BioDelivery Sciences International, Inc.*	1,970	6,363
Carbylan Therapeutics, Inc.*	513	330
Catalent, Inc.*	3,638	97,025
Cempra, Inc.*	1,547	27,103
Collegium Pharmaceutical, Inc.*	7,317	132,804
Corcept Therapeutics, Inc.*	2,604	12,187
Corium International, Inc.*	7,619	29,409
Depomed, Inc.*	2,542	35,410
Dermira, Inc.*	218	4,508
Durect Corp.*	4,817	6,503
Eisai Co., Ltd.	4,800	288,738
Flex Pharma, Inc.*	257	2,819
Foamix Pharmaceuticals Ltd.*	5,283	34,445
GW Pharmaceuticals plc (ADR)*	1,305	94,156
Heska Corp.*	267	7,610
Impax Laboratories, Inc.*	10,440	334,289
Innoviva, Inc.	3,261	41,056
Intersect ENT, Inc.*	696	13,224
Intra-Cellular Therapies, Inc.*	1,165	32,387
Lannett Co., Inc.*	1,175	21,068
Medicines Co.*	4,110	130,575
Mylan N.V.*	8,485	393,280
MyoKardia, Inc.*	318	3,406
Nektar Therapeutics*	5,746	79,008
Neos Therapeutics, Inc.*	4,804	51,835
Ocular Therapeutix, Inc.*	626	6,047
Omeros Corp.*	1,592	24,421
Ono Pharmaceutical Co., Ltd.	9,535	403,699
Orexigen Therapeutics, Inc.*	4,340	2,442
Pacira Pharmaceuticals, Inc.*	1,587	84,079
Paratek Pharmaceuticals, Inc.*	506	7,676
Pernix Therapeutics Holdings, Inc.*	1,897	1,992
Phibro Animal Health Corp., Class A	735	19,874
Prestige Brands Holdings, Inc.*	2,269	121,142
Relypsa, Inc.*	1,453	19,688
Revance Therapeutics, Inc.*	12,319	215,090
Sagent Pharmaceuticals, Inc.*	1,082	13,168
SciClone Pharmaceuticals, Inc.*	2,239	24,629
Sucampo Pharmaceuticals, Inc., Class A*	1,069	11,684
Supernus Pharmaceuticals, Inc.*	1,480	22,570
Teligent, Inc.*	1,783	8,737
Tetraphase Pharmaceuticals, Inc.*	1,513	7,005
TherapeuticsMD, Inc.*	28,070	179,648
VIVUS, Inc.*	4,464	6,250
XenoPort, Inc.*	2,525	11,388
Zogenix, Inc.*	1,122	10,367

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Zynerba Pharmaceuticals, Inc.*	145	$1,370

		4,280,682

Total Health Care		30,724,120

Industrials (16.0%)
Aerospace & Defense (1.9%)
Aerojet Rocketdyne Holdings, Inc.*	1,242	20,344
Astronics Corp.*	11,554	440,785
B/E Aerospace, Inc.	4,616	212,890
BWX Technologies, Inc.	930	31,211
Curtiss-Wright Corp.	113	8,551
DigitalGlobe, Inc.*	23,518	406,861
HEICO Corp.	822	49,427
HEICO Corp., Class A	1,752	83,395
Hexcel Corp.	15,061	658,316
Huntington Ingalls Industries, Inc.	2,110	288,943
KEYW Holding Corp.*	36,703	243,708
Moog, Inc., Class A*	146	6,669
Sparton Corp.*	246	4,426
Spirit AeroSystems Holdings, Inc., Class A*	5,358	243,039
TASER International, Inc.*	2,332	45,777
Teledyne Technologies, Inc.*	398	35,080
TransDigm Group, Inc.*	1,684	371,053
Vectrus, Inc.*	415	9,441

		3,159,916

Air Freight & Logistics (0.4%)
Echo Global Logistics, Inc.*	1,302	35,362
Expeditors International of Washington, Inc.	7,162	349,577
Forward Air Corp.	1,349	61,137
Hub Group, Inc., Class A*	1,441	58,778
Park-Ohio Holdings Corp.	366	15,672
Radiant Logistics, Inc.*	1,464	5,227
XPO Logistics, Inc.*	2,567	78,807

		604,560

Airlines (1.0%)
Alaska Air Group, Inc.	5,651	463,495
Allegiant Travel Co.	2,201	391,910
Hawaiian Holdings, Inc.*	2,066	97,495
JetBlue Airways Corp.*	5,062	106,909
Spirit Airlines, Inc.*	9,278	445,158
Virgin America, Inc.*	1,033	39,833

		1,544,800

Building Products (1.5%)
A.O. Smith Corp.	3,222	245,871
AAON, Inc.	1,799	50,372
Advanced Drainage Systems, Inc.	1,485	31,631
Allegion plc	4,153	264,588
American Woodmark Corp.*	563	41,994
Apogee Enterprises, Inc.	1,280	56,179
Armstrong World Industries, Inc.*	1,074	51,949
Builders FirstSource, Inc.*	2,145	24,174
Continental Building Products, Inc.*	1,294	24,017
Fortune Brands Home & Security, Inc.	11,511	645,076
Griffon Corp.	349	5,392
Insteel Industries, Inc.	756	23,111
Lennox International, Inc.	4,756	642,964
Masonite International Corp.*	1,319	86,395
NCI Building Systems, Inc.*	1,175	16,685
Nortek, Inc.*	406	19,606
Patrick Industries, Inc.*	536	24,329
PGT, Inc.*	2,113	20,792
Ply Gem Holdings, Inc.*	904	12,701
Quanex Building Products Corp.	117	2,031
Simpson Manufacturing Co., Inc.	161	6,145
Trex Co., Inc.*	1,308	62,692
USG Corp.*	4,001	99,265

		2,457,959

Commercial Services & Supplies (2.2%)
ARC Document Solutions, Inc.*	1,788	8,046
Brink’s Co.	2,123	71,312
Casella Waste Systems, Inc., Class A*	332	2,224
CECO Environmental Corp.	278	1,726
Cintas Corp.	3,907	350,888
Clean Harbors, Inc.*	1,709	84,322
Copart, Inc.*	4,916	200,425
Covanta Holding Corp.	4,997	84,249
Deluxe Corp.	1,185	74,051
G&K Services, Inc., Class A	635	46,514
Healthcare Services Group, Inc.	3,106	114,332
Heritage-Crystal Clean, Inc.*	48	477
Herman Miller, Inc.	2,615	80,777
HNI Corp.	1,953	76,499
InnerWorkings, Inc.*	599	4,762
Interface, Inc.	19,165	355,319
KAR Auction Services, Inc.	2,071	78,988
Kimball International, Inc., Class B	486	5,516
Knoll, Inc.	2,149	46,526
Matthews International Corp., Class A	70	3,603
Mobile Mini, Inc.	9,525	314,515
MSA Safety, Inc.	826	39,937
Multi-Color Corp.	562	29,983
Pitney Bowes, Inc.	3,283	70,716
R.R. Donnelley & Sons Co.	4,812	78,917
Rollins, Inc.	4,130	112,006
SP Plus Corp.*	654	15,735
Steelcase, Inc., Class A	17,256	257,460
Stericycle, Inc.*	3,183	401,663
Team, Inc.*	1,281	38,924
U.S. Ecology, Inc.	12,358	545,729
West Corp.	325	7,417

		3,603,558

Construction & Engineering (0.2%)
AECOM*	883	27,187
Argan, Inc.	476	16,736
Comfort Systems USA, Inc.	1,532	48,672
Dycom Industries, Inc.*	1,475	95,388
Great Lakes Dredge & Dock Corp.*	150	669
HC2 Holdings, Inc.*	878	3,354
NV5 Global, Inc.*	214	5,742
Primoris Services Corp.	1,179	28,650
Quanta Services, Inc.*	1,329	29,982
Valmont Industries, Inc.	56	6,935

		263,315

Electrical Equipment (0.7%)
Acuity Brands, Inc.	1,885	411,194
Allied Motion Technologies, Inc.	262	4,716
AMETEK, Inc.	6,568	328,269
AZZ, Inc.	1,122	63,505
Babcock & Wilcox Enterprises, Inc.*	440	9,416
Encore Wire Corp.	709	27,601
EnerSys, Inc.	529	29,476
Enphase Energy, Inc.*	1,143	2,663
Franklin Electric Co., Inc.	1,936	62,281
FuelCell Energy, Inc.*	241	1,632
Generac Holdings, Inc.*	3,010	112,092
General Cable Corp.	2,050	25,031
Hubbell, Inc.	333	35,275

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Plug Power, Inc.*	4,228	$8,667
Power Solutions International, Inc.*	200	2,760
PowerSecure International, Inc.*	165	3,084
Regal Beloit Corp.	95	5,994
SolarCity Corp.*	2,578	63,367
Thermon Group Holdings, Inc.*	191	3,354
Vicor Corp.*	594	6,225

		1,206,602

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	5,070	504,465
Raven Industries, Inc.	191	3,060

		507,525

Machinery (3.7%)
Accuride Corp.*	1,455	2,255
Albany International Corp., Class A	161	6,052
Allison Transmission Holdings, Inc.	4,248	114,611
Altra Industrial Motion Corp.	12,327	342,444
American Railcar Industries, Inc.	103	4,195
Blount International, Inc.*	2,090	20,858
Blue Bird Corp.*	198	2,148
CLARCOR, Inc.	2,058	118,932
Commercial Vehicle Group, Inc.*	1,147	3,040
Donaldson Co., Inc.	5,349	170,687
Douglas Dynamics, Inc.	234	5,361
EnPro Industries, Inc.	605	34,896
FreightCar America, Inc.	248	3,864
Global Brass & Copper Holdings, Inc.	855	21,332
Gorman-Rupp Co.	185	4,797
Graco, Inc.	2,426	203,687
Greenbrier Cos., Inc.	1,159	32,035
Harsco Corp.	3,390	18,476
Hillenbrand, Inc.	2,741	82,093
Hyster-Yale Materials Handling, Inc.	113	7,526
IDEX Corp.	9,268	768,132
John Bean Technologies Corp.	1,271	71,697
Kadant, Inc.	65	2,935
Lincoln Electric Holdings, Inc.	9,189	538,200
Lindsay Corp.	419	30,005
Lydall, Inc.*	240	7,805
Meritor, Inc.*	2,288	18,441
Middleby Corp.*	11,214	1,197,319
Milacron Holdings Corp.*	293	4,832
Miller Industries, Inc.	51	1,034
Mueller Industries, Inc.	1,694	49,837
Mueller Water Products, Inc., Class A	7,032	69,476
Navistar International Corp.*	134	1,678
NN, Inc.	1,223	16,731
Nordson Corp.	2,487	189,111
Omega Flex, Inc.	126	4,382
Proto Labs, Inc.*	3,114	240,058
RBC Bearings, Inc.*	1,022	74,872
Rexnord Corp.*	4,452	90,019
Snap-on, Inc.	2,518	395,301
Standex International Corp.	411	31,980
Sun Hydraulics Corp.	1,009	33,489
Tennant Co.	753	38,764
Toro Co.	2,420	208,410
TriMas Corp.*	127	2,225
Wabash National Corp.*	2,896	38,227
WABCO Holdings, Inc.*	2,371	253,507
Wabtec Corp.	4,188	332,067
Woodward, Inc.	1,881	97,850
Xerium Technologies, Inc.*	478	2,495

		6,010,168

Marine (0.3%)
Kirby Corp.*	7,243	436,680
Matson, Inc.	1,729	69,454

		506,134

Professional Services (1.2%)
Advisory Board Co.*	13,873	447,404
Barrett Business Services, Inc.	315	9,056
CEB, Inc.	1,459	94,441
Dun & Bradstreet Corp.	469	48,345
Exponent, Inc.	1,078	54,989
Franklin Covey Co.*	58	1,020
FTI Consulting, Inc.*	144	5,113
GP Strategies Corp.*	543	14,878
Heidrick & Struggles International, Inc.	71	1,683
Huron Consulting Group, Inc.*	4,614	268,489
Insperity, Inc.	730	37,763
Kforce, Inc.	1,114	21,812
Korn/Ferry International	1,202	34,005
Mistras Group, Inc.*	398	9,858
On Assignment, Inc.*	2,250	83,070
Resources Connection, Inc.	275	4,279
Robert Half International, Inc.	14,154	659,293
RPX Corp.*	277	3,119
TransUnion*	1,102	30,426
TriNet Group, Inc.*	1,693	24,295
TrueBlue, Inc.*	1,836	48,011
Volt Information Sciences, Inc.*	238	1,792
WageWorks, Inc.*	1,557	78,800

		1,981,941

Road & Rail (1.2%)
AMERCO	151	53,954
ArcBest Corp.	358	7,729
Avis Budget Group, Inc.*	4,370	119,563
Celadon Group, Inc.	782	8,195
Covenant Transportation Group, Inc., Class A*	468	11,321
Genesee & Wyoming, Inc., Class A*	7,652	479,781
Heartland Express, Inc.	2,198	40,773
Kansas City Southern	3,354	286,599
Knight Transportation, Inc.	2,711	70,893
Landstar System, Inc.	8,380	541,432
Marten Transport Ltd.	110	2,059
Old Dominion Freight Line, Inc.*	3,031	211,018
P.A.M. Transportation Services, Inc.*	128	3,943
Roadrunner Transportation Systems, Inc.*	470	5,856
Saia, Inc.*	1,106	31,134
Swift Transportation Co.*	3,826	71,278
Universal Truckload Services, Inc.	183	3,014
USA Truck, Inc.*	148	2,788
Werner Enterprises, Inc.	436	11,842
YRC Worldwide, Inc.*	234	2,181

		1,965,353

Trading Companies & Distributors (1.4%)
AerCap Holdings N.V.*	9,394	364,111
Air Lease Corp.	264	8,480
Applied Industrial Technologies, Inc.	698	30,293
Beacon Roofing Supply, Inc.*	6,549	268,575
BMC Stock Holdings, Inc.*	1,673	27,805
DXP Enterprises, Inc.*	161	2,827
Fastenal Co.	8,847	433,503
H&E Equipment Services, Inc.	1,320	23,140
HD Supply Holdings, Inc.*	7,418	245,313
Kaman Corp.	93	3,970

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Lawson Products, Inc.*	161	$3,152
MSC Industrial Direct Co., Inc., Class A	637	48,609
Neff Corp., Class A*	85	632
Real Industry, Inc.*	648	5,638
United Rentals, Inc.*	2,226	138,435
Univar, Inc.*	886	15,222
Watsco, Inc.	4,531	610,507

		2,230,212

Total Industrials		26,042,043

Information Technology (23.3%)
Communications Equipment (1.7%)
Aerohive Networks, Inc.*	944	4,710
Alliance Fiber Optic Products, Inc.*	601	8,889
Applied Optoelectronics, Inc.*	616	9,185
Arista Networks, Inc.*	4,336	273,602
ARRIS International plc*	2,990	68,531
CalAmp Corp.*	1,595	28,598
Ciena Corp.*	21,325	405,598
Clearfield, Inc.*	502	8,067
CommScope Holding Co., Inc.*	11,468	320,187
Extreme Networks, Inc.*	333	1,036
Finisar Corp.*	9,782	178,424
Harmonic, Inc.*	573	1,874
Harris Corp.	2,820	219,565
Infinera Corp.*	5,797	93,100
InterDigital, Inc.	1,411	78,522
Ixia*	22,029	274,481
KVH Industries, Inc.*	506	4,832
NetScout Systems, Inc.*	2,093	48,076
Novatel Wireless, Inc.*	1,357	2,402
Palo Alto Networks, Inc.*	365	59,546
Plantronics, Inc.	1,537	60,235
Ruckus Wireless, Inc.*	3,306	32,432
ShoreTel, Inc.*	14,163	105,373
Ubiquiti Networks, Inc.*	1,145	38,094
ViaSat, Inc.*	5,826	428,094

		2,753,453

Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc.	619	41,170
Belden, Inc.	1,861	114,228
CDW Corp.	14,851	616,316
Cognex Corp.	11,505	448,120
Coherent, Inc.*	84	7,720
Daktronics, Inc.	352	2,781
DTS, Inc.*	649	14,135
ePlus, Inc.*	7	564
FARO Technologies, Inc.*	6,008	193,518
FEI Co.	1,807	160,841
Fitbit, Inc., Class A*	1,270	19,241
FLIR Systems, Inc.	3,850	126,857
Ingram Micro, Inc., Class A	364	13,071
InvenSense, Inc.*	3,423	28,753
IPG Photonics Corp.*	1,503	144,408
Jabil Circuit, Inc.	1,576	30,370
Keysight Technologies, Inc.*	6,188	171,655
Littelfuse, Inc.	849	104,520
Mercury Systems, Inc.*	2,700	54,810
Mesa Laboratories, Inc.	132	12,718
Methode Electronics, Inc.	1,676	49,006
MTS Systems Corp.	657	39,978
National Instruments Corp.	1,087	32,730
Newport Corp.*	555	12,765
OSI Systems, Inc.*	212	13,884
Plexus Corp.*	568	22,447
Rofin-Sinar Technologies, Inc.*	133	4,285
Rogers Corp.*	243	14,548
Trimble Navigation Ltd.*	571	14,161
Universal Display Corp.*	1,747	94,513
VeriFone Systems, Inc.*	12,694	358,479
Zebra Technologies Corp., Class A*	4,451	307,119

		3,269,711

Internet Software & Services (3.3%)
Akamai Technologies, Inc.*	4,962	275,738
Alarm.com Holdings, Inc.*	19,098	452,623
Amber Road, Inc.*	648	3,506
Angie’s List, Inc.*	1,928	15,559
Apigee Corp.*	190	1,579
Appfolio, Inc., Class A*	235	2,876
Bazaarvoice, Inc.*	34,335	108,155
Benefitfocus, Inc.*	329	10,972
Box, Inc., Class A*	529	6,486
Brightcove, Inc.*	1,400	8,736
Carbonite, Inc.*	787	6,272
Care.com, Inc.*	90	554
ChannelAdvisor Corp.*	986	11,093
Cimpress N.V.*	1,426	129,324
comScore, Inc.*	2,131	64,015
Cornerstone OnDemand, Inc.*	2,350	77,010
CoStar Group, Inc.*	7,267	1,367,431
Cvent, Inc.*	1,045	22,363
Demandware, Inc.*	12,611	493,090
DHI Group, Inc.*	647	5,221
EarthLink Holdings Corp.	4,557	25,838
Endurance International Group Holdings, Inc.*	2,623	27,620
Envestnet, Inc.*	11,499	312,773
Everyday Health, Inc.*	818	4,581
Five9, Inc.*	963	8,561
GoDaddy, Inc., Class A*	1,039	33,591
Gogo, Inc.*	2,480	27,305
GrubHub, Inc.*	3,269	82,150
GTT Communications, Inc.*	1,025	16,954
Hortonworks, Inc.*	502	5,673
IAC/InterActiveCorp	3,191	150,232
inContact, Inc.*	2,465	21,914
Instructure, Inc.*	104	1,866
Internap Corp.*	2,277	6,216
Intralinks Holdings, Inc.*	895	7,053
j2 Global, Inc.	2,087	128,517
LivePerson, Inc.*	2,601	15,216
LogMeIn, Inc.*	1,073	54,144
Marin Software, Inc.*	148	447
Marketo, Inc.*	1,547	30,275
Match Group, Inc.*	1,275	14,102
MaxPoint Interactive, Inc.*	281	497
MINDBODY, Inc., Class A*	280	3,732
New Relic, Inc.*	241	6,285
NIC, Inc.	2,853	51,440
OPOWER, Inc.*	1,083	7,375
Pandora Media, Inc.*	26,362	235,940
Q2 Holdings, Inc.*	811	19,496
Quotient Technology, Inc.*	2,707	28,694
Rackspace Hosting, Inc.*	5,057	109,181
Reis, Inc.	217	5,110
RetailMeNot, Inc.*	97	777
SciQuest, Inc.*	665	9,230
Shutterstock, Inc.*	866	31,808
SPS Commerce, Inc.*	725	31,132
Stamps.com, Inc.*	617	65,575
TechTarget, Inc.*	222	1,647

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Travelzoo, Inc.*	304	$2,468
TrueCar, Inc.*	2,041	11,409
Web.com Group, Inc.*	1,917	37,995
WebMD Health Corp.*	1,638	102,588
Wix.com Ltd.*	779	15,790
Xactly Corp.*	282	1,932
XO Group, Inc.*	1,123	18,024
Yelp, Inc.*	2,831	56,280
Zillow Group, Inc., Class A*	5,173	132,170
Zillow Group, Inc., Class C*	13,377	317,436

		5,341,642

IT Services (3.0%)
6D Global Technologies, Inc.(b)*	202	61
Black Knight Financial Services, Inc., Class A*	806	25,010
Blackhawk Network Holdings, Inc.*	2,358	80,879
Booz Allen Hamilton Holding Corp.	4,101	124,178
Broadridge Financial Solutions, Inc.	5,205	308,709
Cardtronics, Inc.*	1,958	70,468
Cass Information Systems, Inc.	272	14,239
CoreLogic, Inc.*	1,759	61,037
CSG Systems International, Inc.	1,429	64,534
DST Systems, Inc.	1,162	131,039
EPAM Systems, Inc.*	2,119	158,226
Euronet Worldwide, Inc.*	2,249	166,673
EVERTEC, Inc.	2,903	40,584
ExlService Holdings, Inc.*	1,345	69,671
Forrester Research, Inc.	419	14,083
Gartner, Inc.*	3,605	322,107
Genpact Ltd.*	6,902	187,665
Global Payments, Inc.	5,767	376,585
Hackett Group, Inc.	996	15,060
Heartland Payment Systems, Inc.	1,585	153,063
Jack Henry & Associates, Inc.	3,550	300,223
Leidos Holdings, Inc.	236	11,876
Lionbridge Technologies, Inc.*	2,809	14,214
Luxoft Holding, Inc.*	794	43,694
MAXIMUS, Inc.	2,861	150,603
NeuStar, Inc., Class A*	691	16,999
Perficient, Inc.*	1,000	21,720
PFSweb, Inc.*	457	5,996
Sabre Corp.	4,939	142,836
Science Applications International Corp.	2,006	107,000
ServiceSource International, Inc.*	1,405	5,985
Square, Inc., Class A*	1,076	16,441
Syntel, Inc.*	1,363	68,055
TeleTech Holdings, Inc.	398	11,048
Teradata Corp.*	4,305	112,963
Total System Services, Inc.	7,176	341,434
Travelport Worldwide Ltd.	3,280	44,805
Unisys Corp.*	1,302	10,025
Vantiv, Inc., Class A*	16,159	870,647
Virtusa Corp.*	1,294	48,473
WEX, Inc.*	1,680	140,045

		4,868,953

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	978	34,025
Advanced Micro Devices, Inc.*	12,460	35,511
Ambarella, Inc.*	1,361	60,837
Applied Materials, Inc.	17,758	376,114
Applied Micro Circuits Corp.*	892	5,762
Atmel Corp.	18,128	147,199
Cabot Microelectronics Corp.	916	37,474
Cascade Microtech, Inc.*	441	9,093
Cavium, Inc.*	12,636	772,818
CEVA, Inc.*	406	9,135
Cirrus Logic, Inc.*	2,747	100,018
Entegris, Inc.*	3,582	48,787
Exar Corp.*	273	1,570
FormFactor, Inc.*	1,094	7,953
Inphi Corp.*	1,668	55,611
Integrated Device Technology, Inc.*	17,029	348,073
Intersil Corp., Class A	24,600	328,902
Lattice Semiconductor Corp.*	69,677	395,765
MA-COM Technology Solutions Holdings, Inc.*	12,325	539,712
Mattson Technology, Inc.*	3,097	11,304
MaxLinear, Inc., Class A*	2,370	43,845
Mellanox Technologies Ltd.*	5,685	308,866
Microsemi Corp.*	15,111	578,902
Monolithic Power Systems, Inc.	1,715	109,143
Nanometrics, Inc.*	18,235	288,842
NVE Corp.	94	5,314
NXP Semiconductors N.V.*	3,926	318,281
ON Semiconductor Corp.*	53,412	512,221
PDF Solutions, Inc.*	1,049	14,036
Power Integrations, Inc.	857	42,559
Rambus, Inc.*	5,036	69,245
Rudolph Technologies, Inc.*	269	3,675
Semtech Corp.*	941	20,693
Silicon Laboratories, Inc.*	4,075	183,212
SunEdison, Inc.*	11,291	6,099
SunPower Corp.*	179	3,999
Synaptics, Inc.*	1,600	127,584
Tessera Technologies, Inc.	1,410	43,710
Xcerra Corp.*	945	6,161

		6,012,050

Software (9.0%)
A10 Networks, Inc.*	25,484	150,865
ACI Worldwide, Inc.*	5,080	105,613
American Software, Inc., Class A	191	1,719
ANSYS, Inc.*	735	65,753
Aspen Technology, Inc.*	10,239	369,935
Atlassian Corp. plc, Class A*	16,283	409,517
AVG Technologies N.V.*	1,802	37,391
Barracuda Networks, Inc.*	344	5,298
Blackbaud, Inc.	2,036	128,044
Bottomline Technologies de, Inc.*	14,682	447,654
BroadSoft, Inc.*	9,602	387,441
Cadence Design Systems, Inc.*	32,818	773,848
Callidus Software, Inc.*	29,023	484,104
Code Rebel Corp.*	47	220
CommVault Systems, Inc.*	1,970	85,045
Digimarc Corp.*	327	9,908
Digital Turbine, Inc.*	1,800	2,142
Ebix, Inc.	1,168	47,643
Ellie Mae, Inc.*	1,273	115,385
Epiq Systems, Inc.	504	7,570
Fair Isaac Corp.	1,346	142,797
FireEye, Inc.*	6,011	108,138
Fleetmatics Group plc*	1,658	67,497
Fortinet, Inc.*	16,258	497,983
Gigamon, Inc.*	1,203	37,317
Globant S.A.*	637	19,658
Glu Mobile, Inc.*	2,622	7,394
Guidance Software, Inc.*	777	3,341
Guidewire Software, Inc.*	21,440	1,168,051
HubSpot, Inc.*	14,638	638,510
Imperva, Inc.*	1,226	61,913
Infoblox, Inc.*	2,611	44,648
Interactive Intelligence Group, Inc.*	769	28,007

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Jive Software, Inc.*	1,862	$7,038
Manhattan Associates, Inc.*	3,201	182,041
MicroStrategy, Inc., Class A*	404	72,607
MobileIron, Inc.*	2,059	9,307
Mobileye N.V.*	10,399	387,779
Model N, Inc.*	861	9,273
Monotype Imaging Holdings, Inc.	1,752	41,908
NetSuite, Inc.*	1,740	119,173
Park City Group, Inc.*	425	3,842
Paycom Software, Inc.*	1,374	48,914
Paylocity Holding Corp.*	13,398	438,650
Pegasystems, Inc.	1,563	39,669
Proofpoint, Inc.*	8,415	452,559
PROS Holdings, Inc.*	4,188	49,377
PTC, Inc.*	5,005	165,966
QAD, Inc., Class A	77	1,636
QAD, Inc., Class B	37	659
Qlik Technologies, Inc.*	11,099	320,983
Qualys, Inc.*	1,104	27,942
Rapid7, Inc.*	316	4,130
RealPage, Inc.*	2,308	48,099
RingCentral, Inc., Class A*	2,333	36,745
Rubicon Project, Inc.*	1,158	21,168
Sapiens International Corp. N.V.	762	9,129
ServiceNow, Inc.*	15,081	922,656
Silver Spring Networks, Inc.*	1,438	21,210
Splunk, Inc.*	5,449	266,620
SS&C Technologies Holdings, Inc.	12,067	765,289
Synchronoss Technologies, Inc.*	1,695	54,816
Synopsys, Inc.*	507	24,559
Tableau Software, Inc., Class A*	2,152	98,712
Take-Two Interactive Software, Inc.*	13,248	499,052
Tangoe, Inc.*	1,627	12,837
Textura Corp.*	826	15,388
TiVo, Inc.*	4,260	40,513
TubeMogul, Inc.*	706	9,136
Tyler Technologies, Inc.*	1,459	187,642
Ultimate Software Group, Inc.*	5,030	973,305
Varonis Systems, Inc.*	371	6,771
VASCO Data Security International, Inc.*	1,240	19,096
Verint Systems, Inc.*	2,526	84,318
VirnetX Holding Corp.*	2,060	9,455
Workday, Inc., Class A*	10,776	828,028
Workiva, Inc.*	290	3,378
Xura, Inc.*	1,008	19,827
Zendesk, Inc.*	33,807	707,580
Zix Corp.*	2,472	9,715

		14,538,846

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.*	1,844	28,527
Avid Technology, Inc.*	851	5,753
CPI Card Group, Inc.	625	5,150
Cray, Inc.*	1,777	74,474
Diebold, Inc.	2,827	81,729
Eastman Kodak Co.*	711	7,714
Electronics for Imaging, Inc.*	2,039	86,433
Immersion Corp.*	1,247	10,300
Nimble Storage, Inc.*	2,111	16,550
Pure Storage, Inc., Class A*	41,754	571,612
Silicon Graphics International Corp.*	1,419	10,103
Super Micro Computer, Inc.*	1,610	54,869
Violin Memory, Inc.*	3,737	1,952

		955,166

Total Information Technology		37,739,821

Materials (4.4%)
Chemicals (2.5%)
A. Schulman, Inc.	1,172	31,902
American Vanguard Corp.*	132	2,083
Ashland, Inc.	258	28,370
Axalta Coating Systems Ltd.*	4,378	127,838
Balchem Corp.	1,355	84,037
Calgon Carbon Corp.	1,013	14,202
Chase Corp.	262	13,779
Chemtura Corp.*	2,916	76,982
Core Molding Technologies, Inc.*	320	3,994
Ferro Corp.*	3,055	36,263
GCP Applied Technologies, Inc.*	3,160	63,010
H.B. Fuller Co.	10,064	427,217
Hawkins, Inc.	64	2,310
Huntsman Corp.	5,687	75,637
International Flavors & Fragrances, Inc.	3,508	399,105
KMG Chemicals, Inc.	402	9,274
Koppers Holdings, Inc.*	943	21,189
LSB Industries, Inc.*	302	3,850
Minerals Technologies, Inc.	1,423	80,898
NewMarket Corp.	370	146,616
Olin Corp.	3,179	55,219
OMNOVA Solutions, Inc.*	1,186	6,594
Platform Specialty Products Corp.*	35,596	306,126
PolyOne Corp.	16,941	512,465
Quaker Chemical Corp.	3,718	315,509
Rentech, Inc.*	681	1,512
RPM International, Inc.	5,791	274,088
Scotts Miracle-Gro Co., Class A	1,760	128,075
Senomyx, Inc.*	1,847	4,802
Sensient Technologies Corp.	1,312	83,260
Solazyme, Inc.*	3,415	6,932
Stepan Co.	426	23,554
Trecora Resources*	842	8,100
Tredegar Corp.	219	3,443
Trinseo S.A.*	480	17,669
Valhi, Inc.	386	455
Valspar Corp.	3,528	377,567
W.R. Grace & Co.*	3,160	224,929

		3,998,855

Construction Materials (0.4%)
Eagle Materials, Inc.	2,186	153,260
Headwaters, Inc.*	3,221	63,905
Martin Marietta Materials, Inc.	2,764	440,886
Summit Materials, Inc., Class A*	1,400	27,230
U.S. Concrete, Inc.*	639	38,071
United States Lime & Minerals, Inc.	8	480

		723,832

Containers & Packaging (1.2%)
AEP Industries, Inc.	167	11,022
AptarGroup, Inc.	504	39,519
Avery Dennison Corp.	3,673	264,860
Ball Corp.	5,984	426,599
Bemis Co., Inc.	470	24,337
Berry Plastics Group, Inc.*	3,085	111,523
Crown Holdings, Inc.*	2,663	132,058
Graphic Packaging Holding Co.	8,251	106,025
Multi Packaging Solutions International Ltd.*	572	9,283
Myers Industries, Inc.	1,057	13,593
Owens-Illinois, Inc.*	429	6,847
Packaging Corp. of America	4,254	256,942
Sealed Air Corp.	8,579	411,878
Silgan Holdings, Inc.	1,773	94,270

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WestRock Co.	1,086	$42,387

		1,951,143

Metals & Mining (0.1%)
Century Aluminum Co.*	122	860
Compass Minerals International, Inc.	1,461	103,527
Ferroglobe plc	2,917	25,699
Handy & Harman Ltd.*	21	574
Haynes International, Inc.	36	1,314
Kaiser Aluminum Corp.	254	21,473
Olympic Steel, Inc.	24	415
Royal Gold, Inc.	145	7,437
Ryerson Holding Corp.*	76	423
Steel Dynamics, Inc.	1,194	26,877
Stillwater Mining Co.*	1,625	17,306
SunCoke Energy, Inc.	1,906	12,389
Tahoe Resources, Inc.	840	8,425
Worthington Industries, Inc.	461	16,430

		243,149

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,465	30,355
Clearwater Paper Corp.*	791	38,371
Deltic Timber Corp.	471	28,331
KapStone Paper and Packaging Corp.	3,724	51,577
Louisiana-Pacific Corp.*	5,696	97,515
Neenah Paper, Inc.	407	25,910
Schweitzer-Mauduit International, Inc.	248	7,807

		279,866

Total Materials		7,196,845

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	1,389	13,973
Cogent Communications Holdings, Inc.	2,009	78,411
Consolidated Communications Holdings, Inc.	1,395	35,935
FairPoint Communications, Inc.*	875	13,020
General Communication, Inc., Class A*	1,553	28,451
IDT Corp., Class B	120	1,871
Inteliquent, Inc.	586	9,405
Intelsat S.A.*	297	748
Lumos Networks Corp.*	815	10,465
pdvWireless, Inc.*	368	12,637
Straight Path Communications, Inc., Class B*	391	12,133
Vonage Holdings Corp.*	815	3,725
Windstream Holdings, Inc.	3,854	29,599
Zayo Group Holdings, Inc.*	5,401	130,920

		381,293

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	821	6,338
Shenandoah Telecommunications Co.	1,812	48,471

		54,809

Total Telecommunication Services		436,102

Utilities (0.1%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B*	110	837
ITC Holdings Corp.	2,475	107,836
Spark Energy, Inc., Class A	97	1,746

		110,419

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	653	26,930
TerraForm Global, Inc., Class A	294	700
TerraForm Power, Inc., Class A*	112	969
Vivint Solar, Inc.*	518	1,372

		29,971

Water Utilities (0.0%)
American States Water Co.	139	5,471
York Water Co.	56	1,709

		7,180

Total Utilities		147,570

Total Common Stocks (97.2%) (Cost $133,040,574)		157,791,125

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.2%)
iShares® Russell Mid-Cap Growth ETF (Cost $202,646)	2,420	223,027

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
Vince Holding Corp., expiring 4/14/16*	635	168

Total Consumer Discretionary		168

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	6,078	5,060

Total Health Care		5,060

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	535	1,011

Total Telecommunication Services		1,011

Total Rights (0.0%) (Cost $—)		6,239

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*† (Cost $—)	162	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,395,161	3,395,161

Total Short-Term Investment (2.1%) (Cost $3,395,161)		3,395,161

Total Investments (99.5%) (Cost $136,638,381)		161,415,552
Other Assets Less Liabilities (0.5%)		885,216

Net Assets (100%)		$162,300,768

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

*	Non-income producing.

†	Securities (totaling $6,071 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2	June-16	$170,469	$179,050	$8,581
Russell 2000 Mini Index	6	June-16	636,800	665,760	28,960
S&P MidCap 400 E-Mini Index	9	June-16	1,237,659	1,297,080	59,421

					$96,962

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$32,839,862	$477,123	$—		$33,316,985
Consumer Staples	5,273,766	—	—		5,273,766
Energy	2,875,331	—	—		2,875,331
Financials	13,753,645	284,897	—		14,038,542
Health Care	30,031,683	692,437	—		30,724,120
Industrials	26,042,043	—	—		26,042,043
Information Technology	37,735,536	4,285	—		37,739,821
Materials	7,196,845	—	—		7,196,845
Telecommunication Services	436,102	—	—		436,102
Utilities	147,570	—	—		147,570
Futures	96,962	—	—		96,962
Investment Companies
Exchange Traded Funds (ETFs)	223,027	—	—		223,027
Rights
Consumer Discretionary	—	168	—		168
Health Care	—	—	5,060		5,060
Telecommunication Services	—	—	1,011		1,011
Short-Term Investments	3,395,161	—	—		3,395,161
Warrants
Energy	—	—	—	(c)	—	(c)

Total Assets	$160,047,533	$1,458,910	$6,071		$161,512,514

Total Liabilities	$—	$—	$—		$—

Total	$160,047,533	$1,458,910	$6,071		$161,512,514

(a)	Securities with a market value of $1,737 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $4,285 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,687,089
Aggregate gross unrealized depreciation	(13,740,187)

Net unrealized appreciation	$23,946,902

Federal income tax cost of investments	$137,468,650

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (1.2%)
BorgWarner, Inc.	24,575	$943,680
Cooper Tire & Rubber Co.	2,394	88,626
Cooper-Standard Holding, Inc.*	596	42,817
Dana Holding Corp.	3,381	47,638
Federal-Mogul Holdings Corp.*	1,330	13,140
Gentex Corp.	6,880	107,947
Goodyear Tire & Rubber Co.	25,615	844,783
Horizon Global Corp.*	782	9,837
Lear Corp.	881	97,941
Metaldyne Performance Group, Inc.	191	3,211
Modine Manufacturing Co.*	2,203	24,255
Motorcar Parts of America, Inc.*	63	2,393
Standard Motor Products, Inc.	936	32,432
Strattec Security Corp.	134	7,690
Superior Industries International, Inc.	1,108	24,465
Tower International, Inc.	434	11,805

		2,302,660

Automobiles (0.8%)
Thor Industries, Inc.	24,000	1,530,480
Winnebago Industries, Inc.	111	2,492

		1,532,972

Distributors (0.0%)
Core-Mark Holding Co., Inc.	522	42,574
Fenix Parts, Inc.*	218	1,003
VOXX International Corp.*	859	3,840
Weyco Group, Inc.	281	7,480

		54,897

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	739	15,246
Apollo Education Group, Inc.*	4,461	36,647
Ascent Capital Group, Inc., Class A*	590	8,738
Bridgepoint Education, Inc.*	774	7,802
Cambium Learning Group, Inc.*	552	2,357
Career Education Corp.*	3,086	14,010
Carriage Services, Inc.	618	13,355
Chegg, Inc.*	2,164	9,651
DeVry Education Group, Inc.	2,998	51,775
Graham Holdings Co., Class B	163	78,240
H&R Block, Inc.	51,000	1,347,420
Houghton Mifflin Harcourt Co.*	5,372	107,118
K12, Inc.*	1,555	15,379
Regis Corp.*	1,719	26,112
Strayer Education, Inc.*	301	14,674
Universal Technical Institute, Inc.	951	4,099
Weight Watchers International, Inc.*	104	1,511

		1,754,134

Hotels, Restaurants & Leisure (2.1%)
Aramark	14,216	470,834
Belmond Ltd., Class A*	4,558	43,255
BFC Financial Corp., Class A*	692,000	2,110,600
Biglari Holdings, Inc.*	78	28,993
Bob Evans Farms, Inc.	844	39,406
Bravo Brio Restaurant Group, Inc.*	115	891
Caesars Acquisition Co., Class A*	2,140	13,097
Caesars Entertainment Corp.*	2,546	17,313
Carrols Restaurant Group, Inc.*	261	3,769
Cracker Barrel Old Country Store, Inc.	54	8,244
Del Frisco’s Restaurant Group, Inc.*	1,013	16,796
Denny’s Corp.*	1,204	12,473
DineEquity, Inc.	52	4,858
Eldorado Resorts, Inc.*	623	7,127
Empire Resorts, Inc.*	13	177
International Game Technology plc	1,408	25,696
International Speedway Corp., Class A	1,301	48,020
Intrawest Resorts Holdings, Inc.*	827	7,071
Isle of Capri Casinos, Inc.*	46	644
J Alexander’s Holdings, Inc.*	623	6,579
Kona Grill, Inc.*	181	2,344
Marcus Corp.	848	16,070
Marriott Vacations Worldwide Corp.	472	31,860
Monarch Casino & Resort, Inc.*	439	8,543
Morgans Hotel Group Co.*	861	1,188
Noodles & Co.*	173	2,052
Penn National Gaming, Inc.*	3,479	58,065
Planet Fitness, Inc., Class A*	313	5,083
Red Robin Gourmet Burgers, Inc.*	4,856	313,066
Ruby Tuesday, Inc.*	2,875	15,468
Ruth’s Hospitality Group, Inc.	554	10,199
SeaWorld Entertainment, Inc.	17,721	373,204
Shake Shack, Inc., Class A*	36	1,344
Sonic Corp.	666	23,417
Speedway Motorsports, Inc.	510	10,113
Wendy’s Co.	9,495	103,401
Wingstop, Inc.*	105	2,381

		3,843,641

Household Durables (3.1%)
Bassett Furniture Industries, Inc.	238	7,583
Beazer Homes USA, Inc.*	1,445	12,600
CalAtlantic Group, Inc.	2,834	94,712
Cavco Industries, Inc.*	90	8,411
Century Communities, Inc.*	658	11,232
CSS Industries, Inc.	405	11,312
D.R. Horton, Inc.	8,986	271,647
Ethan Allen Interiors, Inc.	1,203	38,279
Flexsteel Industries, Inc.	265	11,575
Green Brick Partners, Inc.*	1,069	8,114
Helen of Troy Ltd.*	788	81,708
Hooker Furniture Corp.	450	14,783
Hovnanian Enterprises, Inc., Class A*	5,536	8,636
iRobot Corp.*	1,116	39,395
Jarden Corp.*	29,904	1,762,841
KB Home	3,544	50,608
La-Z-Boy, Inc.	1,491	39,869
Lennar Corp., Class A	12,864	622,103
Lennar Corp., Class B	248	9,600
LGI Homes, Inc.*	501	12,129
Libbey, Inc.	64	1,190
Lifetime Brands, Inc.	506	7,625
M.D.C. Holdings, Inc.	1,219	30,548
M/I Homes, Inc.*	941	17,550
Meritage Homes Corp.*	1,748	63,732
NACCO Industries, Inc., Class A	187	10,736
New Home Co., Inc.*	357	4,377
NVR, Inc.*	155	268,522
PulteGroup, Inc.	17,040	318,818
Skullcandy, Inc.*	687	2,446
Taylor Morrison Home Corp., Class A*	1,592	22,479
Toll Brothers, Inc.*	5,358	158,115
TRI Pointe Group, Inc.*	85,204	1,003,703
Tupperware Brands Corp.	128	7,421
Universal Electronics, Inc.*	118	7,315
WCI Communities, Inc.*	708	13,155
Whirlpool Corp.	3,633	655,175
William Lyon Homes, Class A*	746	10,810

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ZAGG, Inc.*	119	$1,072

		5,721,926

Internet & Catalog Retail (0.1%)
Duluth Holdings, Inc.*	161	3,138
EVINE Live, Inc.*	2,281	2,669
FTD Cos., Inc.*	894	23,467
Lands’ End, Inc.*	629	16,046
Liberty TripAdvisor Holdings, Inc., Class A*	2,499	55,378
Shutterfly, Inc.*	617	28,610

		129,308

Leisure Products (0.4%)
Arctic Cat, Inc.	373	6,266
Black Diamond, Inc.*	1,004	4,538
Brunswick Corp.	9,245	443,575
Callaway Golf Co.	3,702	33,762
Escalade, Inc.	341	4,014
JAKKS Pacific, Inc.*	777	5,781
Johnson Outdoors, Inc., Class A	230	5,111
MCBC Holdings, Inc.*	156	2,197
Performance Sports Group Ltd.*	1,946	6,188
Vista Outdoor, Inc.*	2,597	134,810

		646,242

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	895	25,051
AMC Networks, Inc., Class A*	4,400	285,736
Cable One, Inc.	163	71,252
Cablevision Systems Corp. - New York Group, Class A	8,090	266,970
Carmike Cinemas, Inc.*	1,117	33,555
Central European Media Enterprises Ltd., Class A*	972	2,479
Clear Channel Outdoor Holdings, Inc., Class A	1,003	4,714
Crown Media Holdings, Inc., Class A*	198	1,006
Cumulus Media, Inc., Class A*	6,556	3,044
Daily Journal Corp.*	49	9,589
DreamWorks Animation SKG, Inc., Class A*	3,547	88,498
Entercom Communications Corp., Class A*	1,168	12,357
Entravision Communications Corp., Class A	173	1,287
Eros International plc*	1,269	14,606
EW Scripps Co., Class A	1,043	16,260
Gannett Co., Inc.	5,316	80,484
Harte-Hanks, Inc.	2,226	5,632
Hemisphere Media Group, Inc.*	467	6,132
John Wiley & Sons, Inc., Class A	2,176	106,385
Journal Media Group, Inc.	1,051	12,570
Liberty Broadband Corp.*	4,328	251,066
MDC Partners, Inc., Class A	1,455	34,338
Media General, Inc.*	4,493	73,281
Meredith Corp.	1,725	81,938
National CineMedia, Inc.	2,148	32,671
New Media Investment Group, Inc.	2,113	35,160
New York Times Co., Class A	33,888	422,244
Reading International, Inc., Class A*	615	7,368
Saga Communications, Inc., Class A	167	6,690
Scholastic Corp.	1,255	46,899
Sizmek, Inc.*	996	2,888
TEGNA, Inc.	41,147	965,309
Time, Inc.	5,150	79,516
Townsquare Media, Inc., Class A*	302	3,385
Tribune Media Co., Class A	3,776	144,810
Tribune Publishing Co.	626	4,833

		3,240,003

Multiline Retail (0.8%)
Dillard’s, Inc., Class A	876	74,381
Fred’s, Inc., Class A	1,780	26,540
J.C. Penney Co., Inc.*	14,250	157,605
Ollie’s Bargain Outlet Holdings, Inc.*	132	3,093
Sears Holdings Corp.*	83,590	1,279,763
Tuesday Morning Corp.*	313	2,560

		1,543,942

Specialty Retail (1.7%)
Aaron’s, Inc.	32,467	814,922
Abercrombie & Fitch Co., Class A	3,254	102,631
American Eagle Outfitters, Inc.	1,032	17,203
America’s Car-Mart, Inc.*	312	7,800
Ascena Retail Group, Inc.*	6,596	72,952
Barnes & Noble Education, Inc.*	1,448	14,190
Barnes & Noble, Inc.	2,292	28,329
bebe stores, Inc.*	1,383	760
Big 5 Sporting Goods Corp.	838	9,310
Build-A-Bear Workshop, Inc.*	604	7,846
Burlington Stores, Inc.*	358	20,134
Cabela’s, Inc.*	2,018	98,256
Caleres, Inc.	1,875	53,044
Cato Corp., Class A	1,021	39,360
Children’s Place, Inc.	714	59,598
Christopher & Banks Corp.*	1,664	3,977
Citi Trends, Inc.	678	12,089
Conn’s, Inc.*	1,077	13,419
CST Brands, Inc.	622	23,816
Destination XL Group, Inc.*	1,279	6,612
Dick’s Sporting Goods, Inc.	1,343	62,785
DSW, Inc., Class A	3,230	89,277
Express, Inc.*	387	8,286
Finish Line, Inc., Class A	1,499	31,629
Foot Locker, Inc.	878	56,631
GameStop Corp., Class A	5,013	159,062
Genesco, Inc.*	1,031	74,490
Group 1 Automotive, Inc.	868	50,943
Guess?, Inc.	2,901	54,452
Haverty Furniture Cos., Inc.	913	19,319
Lumber Liquidators Holdings, Inc.*	1,250	16,400
MarineMax, Inc.*	572	11,137
Murphy USA, Inc.*	1,806	110,979
Office Depot, Inc.*	21,095	149,775
Penske Automotive Group, Inc.	1,253	47,489
Rent-A-Center, Inc.	2,524	40,005
Shoe Carnival, Inc.	661	17,821
Sonic Automotive, Inc., Class A	1,330	24,578
Sportsman’s Warehouse Holdings, Inc.*	473	5,960
Stage Stores, Inc.	1,420	11,445
Staples, Inc.	53,221	587,028
Stein Mart, Inc.	1,312	9,617
Tilly’s, Inc., Class A*	538	3,599
Vitamin Shoppe, Inc.*	1,156	35,790
West Marine, Inc.*	853	7,754
Zumiez, Inc.*	185	3,685

		3,096,184

Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.*	40	711
Columbia Sportswear Co.	411	24,697
Crocs, Inc.*	826	7,946
Deckers Outdoor Corp.*	664	39,780

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fossil Group, Inc.*	392	$17,413
Iconix Brand Group, Inc.*	2,149	17,299
Movado Group, Inc.	739	20,345
Perry Ellis International, Inc.*	560	10,310
Sequential Brands Group, Inc.*	240	1,534
Steven Madden Ltd.*	16,690	618,198
Unifi, Inc.*	646	14,800
Vera Bradley, Inc.*	977	19,872

		792,905

Total Consumer Discretionary		24,658,814

Consumer Staples (3.9%)
Beverages (0.5%)
Coca-Cola Bottling Co. Consolidated	14	2,237
Craft Brew Alliance, Inc.*	303	2,494
Molson Coors Brewing Co., Class B	8,564	823,685
National Beverage Corp.*	45	1,904

		830,320

Food & Staples Retailing (0.2%)
Andersons, Inc.	1,346	42,278
Fairway Group Holdings Corp.*	614	215
Ingles Markets, Inc., Class A	444	16,650
Rite Aid Corp.*	18,764	152,927
Smart & Final Stores, Inc.*	1,116	18,079
SpartanNash Co.	1,776	53,830
SUPERVALU, Inc.*	12,314	70,929
United Natural Foods, Inc.*	183	7,375
Village Super Market, Inc., Class A	311	7,514
Weis Markets, Inc.	524	23,611

		393,408

Food Products (2.4%)
Alico, Inc.	158	4,362
Amplify Snack Brands, Inc.*	345	4,940
Arcadia Biosciences, Inc.*	220	612
B&G Foods, Inc.	20,366	708,941
Blue Buffalo Pet Products, Inc.*	681	17,474
Darling Ingredients, Inc.*	7,790	102,594
Dean Foods Co.	2,387	41,343
Flowers Foods, Inc.	42,182	778,680
Fresh Del Monte Produce, Inc.	1,560	65,629
Ingredion, Inc.	2,918	311,613
John B. Sanfilippo & Son, Inc.	286	19,760
Lancaster Colony Corp.	304	33,613
Landec Corp.*	990	10,395
Omega Protein Corp.*	999	16,923
Pilgrim’s Pride Corp.*	2,672	67,869
Pinnacle Foods, Inc.	19,514	871,886
Post Holdings, Inc.*	15,159	1,042,484
Sanderson Farms, Inc.	1,051	94,779
Seaboard Corp.*	10	30,030
Seneca Foods Corp., Class A*	369	12,819
Snyder’s-Lance, Inc.	2,336	73,537
Tootsie Roll Industries, Inc.	561	19,614
TreeHouse Foods, Inc.*	2,614	226,765

		4,556,662

Household Products (0.2%)
Central Garden & Pet Co., Class A*	1,738	28,312
Energizer Holdings, Inc.	5,489	222,359
HRG Group, Inc.*	1,960	27,303
Oil-Dri Corp. of America	206	6,959
Orchids Paper Products Co.	299	8,225

		293,158

Personal Products (0.6%)
Avon Products, Inc.	20,401	98,129
Coty, Inc., Class A	14,080	391,846
Edgewell Personal Care Co.	5,482	441,465
Elizabeth Arden, Inc.*	1,211	9,918
Herbalife Ltd.*	517	31,827
Inter Parfums, Inc.	465	14,368
Nature’s Sunshine Products, Inc.	508	4,877
Nu Skin Enterprises, Inc., Class A	2,170	83,003
Nutraceutical International Corp.*	378	9,204
Revlon, Inc., Class A*	392	14,273
Synutra International, Inc.*	136	676

		1,099,586

Tobacco (0.0%)
Universal Corp.	1,060	60,219

Total Consumer Staples		7,233,353

Energy (4.7%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	3,135	25,080
Atwood Oceanics, Inc.	3,203	29,372
Basic Energy Services, Inc.*	1,978	5,459
Bristow Group, Inc.	1,581	29,913
C&J Energy Services Ltd.*	2,528	3,564
CARBO Ceramics, Inc.	881	12,510
Diamond Offshore Drilling, Inc.	3,018	65,581
Dril-Quip, Inc.*	1,828	110,704
Ensco plc, Class A	10,964	113,697
Era Group, Inc.*	904	8,480
Exterran Corp.*	1,567	24,226
Fairmount Santrol Holdings, Inc.*	316	793
Forum Energy Technologies, Inc.*	2,861	37,765
Frank’s International N.V.	1,685	27,769
Geospace Technologies Corp.*	610	7,527
Gulfmark Offshore, Inc., Class A*	1,179	7,274
Helix Energy Solutions Group, Inc.*	4,789	26,818
Helmerich & Payne, Inc.	4,000	234,880
Hornbeck Offshore Services, Inc.*	1,435	14,250
Independence Contract Drilling, Inc.*	764	3,644
ION Geophysical Corp.*	379	3,062
Key Energy Services, Inc.*	6,164	2,277
Matrix Service Co.*	1,231	21,789
McDermott International, Inc.*	11,414	46,683
Nabors Industries Ltd.	13,213	121,560
Natural Gas Services Group, Inc.*	583	12,610
Newpark Resources, Inc.*	3,809	16,455
Noble Corp. plc	11,335	117,317
Nordic American Offshore Ltd.	881	3,947
North Atlantic Drilling Ltd.*	372	1,019
Oceaneering International, Inc.	3,818	126,910
Oil States International, Inc.*	2,430	76,594
Parker Drilling Co.*	5,700	12,084
Patterson-UTI Energy, Inc.	6,875	121,138
PHI, Inc. (Non-Voting)*	513	9,691
Pioneer Energy Services Corp.*	2,981	6,558
Rowan Cos., plc, Class A	5,848	94,153
RPC, Inc.	2,391	33,904
SEACOR Holdings, Inc.*	812	44,213
Seadrill Ltd.*	17,831	58,842
Seventy Seven Energy, Inc.*	2,603	1,510
Solar Cayman Ltd.(b)*§†	50,828	10,166
Superior Energy Services, Inc.	7,066	94,614
Tesco Corp.	1,802	15,515
TETRA Technologies, Inc.*	3,853	24,467
Tidewater, Inc.	2,118	14,466
Unit Corp.*	2,294	20,210

		1,901,060

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (3.7%)
Abraxas Petroleum Corp.*	4,606	$4,652
Adams Resources & Energy, Inc.	106	4,238
Alon USA Energy, Inc.	1,394	14,386
Approach Resources, Inc.*	1,767	2,050
Ardmore Shipping Corp.	860	7,267
Bill Barrett Corp.*	2,417	15,034
Bonanza Creek Energy, Inc.*	2,343	3,725
California Resources Corp.	18,160	18,705
Callon Petroleum Co.*	4,591	40,630
Carrizo Oil & Gas, Inc.*	14,932	461,697
Cimarex Energy Co.	14,090	1,370,534
Clayton Williams Energy, Inc.*	286	2,551
Clean Energy Fuels Corp.*	3,294	9,651
Cloud Peak Energy, Inc.*	2,832	5,522
Cobalt International Energy, Inc.*	17,520	52,034
CONSOL Energy, Inc.	10,762	121,503
Contango Oil & Gas Co.*	896	10,564
CVR Energy, Inc.	449	11,719
Delek U.S. Holdings, Inc.	1,160	17,678
Denbury Resources, Inc.	17,471	38,786
DHT Holdings, Inc.	4,469	25,741
Diamondback Energy, Inc.*	3,344	258,090
Dorian LPG Ltd.*	1,166	10,960
Earthstone Energy, Inc.*	107	1,296
Eclipse Resources Corp.*	2,388	3,439
Energen Corp.	4,419	161,691
Energy Fuels, Inc.*	871	1,925
Energy XXI Ltd.	4,553	2,836
EP Energy Corp., Class A*	1,679	7,589
EQT Corp.	5,856	393,875
Erin Energy Corp.*	667	1,254
EXCO Resources, Inc.*	6,791	6,717
Frontline Ltd.	2,262	18,933
GasLog Ltd.	1,875	18,263
Gastar Exploration, Inc.*	3,932	4,325
Gener8 Maritime, Inc.*	887	6,262
Golar LNG Ltd.	4,206	75,582
Green Plains, Inc.	1,709	27,276
Gulfport Energy Corp.*	5,866	166,242
Halcon Resources Corp.*	3,467	3,332
Hallador Energy Co.	523	2,390
Jones Energy, Inc., Class A*	1,357	4,519
Kosmos Energy Ltd.*	7,332	42,672
Laredo Petroleum, Inc.*	6,027	47,794
Matador Resources Co.*	1,569	29,748
Navios Maritime Acquisition Corp.	3,794	6,033
Newfield Exploration Co.*	9,250	307,563
Nordic American Tankers Ltd.	4,161	58,629
Northern Oil and Gas, Inc.*	2,912	11,619
Oasis Petroleum, Inc.*	8,443	61,465
Overseas Shipholding Group, Inc., Class A	126,876	238,527
Pacific Ethanol, Inc.*	1,516	7,095
Panhandle Oil and Gas, Inc., Class A	472	8,170
Par Pacific Holdings, Inc.*	79	1,482
Parsley Energy, Inc., Class A*	3,087	69,766
PBF Energy, Inc., Class A	32,529	1,079,963
PDC Energy, Inc.*	2,175	129,304
Peabody Energy Corp.	855	1,984
QEP Resources, Inc.	10,060	141,947
Renewable Energy Group, Inc.*	2,027	19,135
REX American Resources Corp.*	278	15,421
Rex Energy Corp.*	2,330	1,790
Rice Energy, Inc.*	23,000	321,080
Ring Energy, Inc.*	1,066	5,383
RSP Permian, Inc.*	3,126	90,779
Sanchez Energy Corp.*	2,505	13,753
Scorpio Tankers, Inc.	8,401	48,978
Ship Finance International Ltd.	2,789	38,739
SM Energy Co.	3,251	60,924
Stone Energy Corp.*	2,471	1,952
Synergy Resources Corp.*	4,933	38,329
Targa Resources Corp.	3,794	113,289
Teekay Corp.	1,282	11,102
Teekay Tankers Ltd., Class A	4,576	16,794
TransAtlantic Petroleum Ltd.*	1,327	995
Triangle Petroleum Corp.*	2,317	1,257
Ultra Petroleum Corp.*	3,713	1,849
W&T Offshore, Inc.*	1,760	3,854
Westmoreland Coal Co.*	831	5,992
Whiting Petroleum Corp.*	9,730	77,645
World Fuel Services Corp.	2,778	134,955
WPX Energy, Inc.*	11,158	77,994

		6,761,213

Total Energy		8,662,273

Financials (32.3%)
Banks (7.9%)
1st Source Corp.	784	24,963
Access National Corp.	312	6,187
Allegiance Bancshares, Inc.*	171	3,141
American National Bankshares, Inc.	427	10,816
Ameris Bancorp	1,513	44,755
Ames National Corp.	410	10,152
Arrow Financial Corp.	533	14,162
Associated Banc-Corp	7,118	127,697
Banc of California, Inc.	2,004	35,070
BancFirst Corp.	352	20,075
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,444	34,974
Bancorp, Inc.*	1,558	8,912
BancorpSouth, Inc.	4,509	96,087
Bank of Hawaii Corp.	9,380	640,466
Bank of Marin Bancorp/California	278	13,683
BankUnited, Inc.	24,849	855,800
Banner Corp.	983	41,325
Bar Harbor Bankshares	299	9,933
BBCN Bancorp, Inc.	3,725	56,583
Berkshire Hills Bancorp, Inc.	1,411	37,942
Blue Hills Bancorp, Inc.	1,362	18,619
BNC Bancorp	1,205	25,450
BOK Financial Corp.	9,842	537,570
Boston Private Financial Holdings, Inc.	3,907	44,735
Bridge Bancorp, Inc.	705	21,481
Brookline Bancorp, Inc.	3,329	36,652
Bryn Mawr Bank Corp.	814	20,944
BSB Bancorp, Inc./Massachusetts*	366	8,224
C1 Financial, Inc.*	271	6,558
Camden National Corp.	356	14,952
Capital Bank Financial Corp., Class A	987	30,449
Capital City Bank Group, Inc.	441	6,434
Cardinal Financial Corp.	1,439	29,284
Cascade Bancorp*	1,408	8,040
Cathay General Bancorp	3,727	105,586
CenterState Banks, Inc.	2,088	31,090
Central Pacific Financial Corp.	1,052	22,902
Century Bancorp, Inc./Massachusetts, Class A	149	5,798
Chemical Financial Corp.	1,575	56,212

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens & Northern Corp.	590	$11,729
Citizens Financial Group, Inc.	17,617	369,076
City Holding Co.	718	34,306
CNB Financial Corp./Pennsylvania	699	12,295
CoBiz Financial, Inc.	1,607	18,995
Columbia Banking System, Inc.	2,691	80,515
Commerce Bancshares, Inc./Missouri	4,029	181,104
Community Bank System, Inc.	1,993	76,153
Community Trust Bancorp, Inc.	741	26,172
CommunityOne Bancorp*	511	6,786
ConnectOne Bancorp, Inc.	1,380	22,563
CU Bancorp*	772	16,343
Cullen/Frost Bankers, Inc.	2,534	139,649
Customers Bancorp, Inc.*	1,285	30,365
CVB Financial Corp.	4,958	86,517
Eagle Bancorp, Inc.*	334	16,032
East West Bancorp, Inc.	6,713	218,038
Enterprise Bancorp, Inc./Massachusetts	364	9,551
Enterprise Financial Services Corp.	946	25,580
Equity Bancshares, Inc., Class A*	145	3,045
F.N.B. Corp./Pennsylvania	9,465	123,140
Farmers Capital Bank Corp.	324	8,560
FCB Financial Holdings, Inc., Class A*	1,317	43,803
Fidelity Southern Corp.	776	12,447
Financial Institutions, Inc.	670	19,477
First Bancorp, Inc./Maine	522	10,184
First Bancorp/North Carolina	913	17,210
First BanCorp/Puerto Rico*	5,285	15,432
First Busey Corp.	1,144	23,429
First Business Financial Services, Inc.	406	9,310
First Citizens BancShares, Inc./North Carolina, Class A	359	90,134
First Commonwealth Financial Corp.	4,040	35,794
First Community Bancshares, Inc./Virginia	777	15,416
First Connecticut Bancorp, Inc./Connecticut	780	12,449
First Financial Bancorp	2,890	52,540
First Financial Bankshares, Inc.	1,265	37,419
First Financial Corp./Indiana	530	18,131
First Horizon National Corp.	44,939	588,701
First Interstate BancSystem, Inc., Class A	891	25,064
First Merchants Corp.	1,896	44,689
First Midwest Bancorp, Inc./Illinois	3,645	65,683
First NBC Bank Holding Co.*	709	14,598
First Niagara Financial Group, Inc.	16,540	160,107
First of Long Island Corp.	584	16,644
First Republic Bank/California	20,418	1,360,655
FirstMerit Corp.	7,732	162,759
Flushing Financial Corp.	1,391	30,073
Franklin Financial Network, Inc.*	255	6,885
Fulton Financial Corp.	8,230	110,117
German American Bancorp, Inc.	616	19,835
Glacier Bancorp, Inc.	3,523	89,555
Great Southern Bancorp, Inc.	473	17,562
Great Western Bancorp, Inc.	1,930	52,631
Green Bancorp, Inc.*	742	5,617
Guaranty Bancorp	653	10,095
Hampton Roads Bankshares, Inc.*	1,460	2,584
Hancock Holding Co.	3,640	83,574
Hanmi Financial Corp.	1,510	33,250
Heartland Financial USA, Inc.	891	27,434
Heritage Commerce Corp.	1,155	11,562
Heritage Financial Corp./Washington	1,369	24,053
Heritage Oaks Bancorp	1,029	8,016
Hilltop Holdings, Inc.*	2,322	43,839
Home BancShares, Inc./Arkansas	475	19,451
HomeTrust Bancshares, Inc.*	881	16,149
Horizon Bancorp/Indiana	502	12,409
Huntington Bancshares, Inc./Ohio	37,732	359,963
IBERIABANK Corp.	1,785	91,517
Independent Bank Corp./Massachusetts	1,221	56,117
Independent Bank Corp./Michigan	1,103	16,049
Independent Bank Group, Inc.	429	11,755
International Bancshares Corp.	2,534	62,488
Investors Bancorp, Inc.	15,235	177,335
Lakeland Bancorp, Inc.	1,664	16,890
Lakeland Financial Corp.	787	36,029
LegacyTexas Financial Group, Inc.	2,236	43,937
Live Oak Bancshares, Inc.	263	3,945
MainSource Financial Group, Inc.	977	20,605
MB Financial, Inc.	3,504	113,705
Mercantile Bank Corp.	794	17,801
Merchants Bancshares, Inc./Vermont	255	7,584
MidWestOne Financial Group, Inc.	389	10,678
National Bank Holdings Corp., Class A	1,359	27,710
National Bankshares, Inc./Virginia	336	11,532
National Commerce Corp.*	276	6,516
National Penn Bancshares, Inc.	6,526	69,437
NBT Bancorp, Inc.	2,059	55,490
OFG Bancorp	1,973	13,791
Old National Bancorp/Indiana	5,471	66,691
Old Second Bancorp, Inc.*	1,419	10,174
Opus Bank	468	15,912
Pacific Continental Corp.	946	15,259
Pacific Premier Bancorp, Inc.*	1,274	27,225
PacWest Bancorp	5,229	194,257
Park National Corp.	607	54,630
Park Sterling Corp.	2,140	14,274
Peapack-Gladstone Financial Corp.	702	11,864
Penns Woods Bancorp, Inc.	241	9,288
Peoples Bancorp, Inc./Ohio	819	16,003
Peoples Financial Services Corp.	330	12,276
People’s United Financial, Inc.	14,386	229,169
People’s Utah Bancorp	162	2,564
Pinnacle Financial Partners, Inc.	1,547	75,896
Popular, Inc.	24,390	697,798
Preferred Bank/California	560	16,940
PrivateBancorp, Inc.	3,671	141,701
Prosperity Bancshares, Inc.	3,272	151,788
QCR Holdings, Inc.	522	12,450
Renasant Corp.	1,748	57,527
Republic Bancorp, Inc./Kentucky, Class A	475	12,269
S&T Bancorp, Inc.	1,630	41,989
Sandy Spring Bancorp, Inc.	1,162	32,338
Seacoast Banking Corp. of Florida*	1,164	18,380
ServisFirst Bancshares, Inc.	1,029	45,688
Sierra Bancorp	554	10,055
Signature Bank/New York*	1,844	251,005
Simmons First National Corp., Class A	1,396	62,918
South State Corp.	1,068	68,598
Southside Bancshares, Inc.	1,206	31,440
Southwest Bancorp, Inc./Oklahoma	875	13,169
State Bank Financial Corp.	1,691	33,414

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp/Delaware	5,611	$89,383
Stock Yards Bancorp, Inc.	699	26,932
Stonegate Bank	525	15,729
Suffolk Bancorp	547	13,806
Sun Bancorp, Inc./New Jersey*	414	8,574
SVB Financial Group*	3,726	380,238
Synovus Financial Corp.	5,872	169,760
Talmer Bancorp, Inc., Class A	2,406	43,525
TCF Financial Corp.	7,905	96,915
Texas Capital Bancshares, Inc.*	1,997	76,645
Tompkins Financial Corp.	708	45,312
Towne Bank/Virginia	2,161	41,470
TriCo Bancshares	1,085	27,472
TriState Capital Holdings, Inc.*	996	12,550
Triumph Bancorp, Inc.*	668	10,574
Trustmark Corp.	3,155	72,660
UMB Financial Corp.	1,836	94,793
Umpqua Holdings Corp.	10,288	163,168
Union Bankshares Corp.	2,109	51,945
United Bankshares, Inc./West Virginia	3,238	118,835
United Community Banks, Inc./Georgia	2,497	46,120
Univest Corp. of Pennsylvania	944	18,417
Valley National Bancorp	10,849	103,499
Washington Trust Bancorp, Inc.	702	26,199
Webster Financial Corp.	4,235	152,036
WesBanco, Inc.	1,798	53,419
West Bancorp, Inc.	779	14,201
Westamerica Bancorp	1,195	58,208
Western Alliance Bancorp*	11,741	391,915
Wilshire Bancorp, Inc.	3,357	34,577
Wintrust Financial Corp.	2,215	98,213
Yadkin Financial Corp.	1,979	46,831
Zions Bancorp	9,487	229,680

		14,636,407

Capital Markets (0.8%)
Actua Corp.*	1,804	16,326
Arlington Asset Investment Corp., Class A	1,055	13,219
Calamos Asset Management, Inc., Class A	819	6,953
Cowen Group, Inc., Class A*	4,710	17,945
E*TRADE Financial Corp.*	13,541	331,619
Houlihan Lokey, Inc.	394	9,811
INTL FCStone, Inc.*	514	13,739
Investment Technology Group, Inc.	1,334	29,481
Janus Capital Group, Inc.	6,307	92,271
KCG Holdings, Inc., Class A*	1,443	17,244
Ladenburg Thalmann Financial Services, Inc.*	4,313	10,783
Legg Mason, Inc.	3,083	106,919
Moelis & Co., Class A	9,006	254,239
Oppenheimer Holdings, Inc., Class A	438	6,912
Piper Jaffray Cos.*	606	30,033
Raymond James Financial, Inc.	5,966	284,041
Safeguard Scientifics, Inc.*	1,013	13,422
Stifel Financial Corp.*	3,186	94,306
Virtus Investment Partners, Inc.	307	23,980
Waddell & Reed Financial, Inc., Class A	240	5,650
Walter Investment Management Corp.*	1,684	12,866

		1,391,759

Consumer Finance (0.8%)
Cash America International, Inc.	1,195	46,175
Emergent Capital, Inc.*	281,000	1,129,620
Encore Capital Group, Inc.*	983	25,302
Enova International, Inc.*	158	997
EZCORP, Inc., Class A*	2,400	7,128
First Cash Financial Services, Inc.	103	4,744
Green Dot Corp., Class A*	2,164	49,707
JG Wentworth Co., Class A*	682	832
Nelnet, Inc., Class A	1,046	41,181
OneMain Holdings, Inc.*	2,448	67,149
Regional Management Corp.*	461	7,888
SLM Corp.*	1,562	9,934
World Acceptance Corp.*	127	4,816

		1,395,473

Diversified Financial Services (0.2%)
BBX Capital Corp., Class A*	115	1,835
FNFV Group*	3,322	36,044
GAIN Capital Holdings, Inc.	1,275	8,364
Marlin Business Services Corp.	406	5,810
Nasdaq, Inc.	5,404	358,717
NewStar Financial, Inc.*	1,101	9,634
PICO Holdings, Inc.*	1,071	10,956
Resource America, Inc., Class A	683	3,941
Tiptree Financial, Inc., Class A	1,357	7,735

		443,036

Insurance (9.9%)
Alleghany Corp.*	747	370,661
Allied World Assurance Co. Holdings AG	4,229	147,761
Ambac Financial Group, Inc.*	1,787	28,235
American Equity Investment Life Holding Co.	3,583	60,194
American Financial Group, Inc./Ohio	3,219	226,521
American National Insurance Co.	341	39,385
AMERISAFE, Inc.	899	47,233
AmTrust Financial Services, Inc.	3,619	93,660
Arch Capital Group Ltd.*	14,941	1,062,305
Argo Group International Holdings Ltd.	1,316	75,525
Arthur J. Gallagher & Co.	3,485	155,013
Aspen Insurance Holdings Ltd.	2,888	137,758
Assurant, Inc.	3,173	244,797
Assured Guaranty Ltd.	6,620	167,486
Atlas Financial Holdings, Inc.*	253	4,589
Axis Capital Holdings Ltd.	4,445	246,520
Baldwin & Lyons, Inc., Class B	39,443	970,692
Brown & Brown, Inc.	29,149	1,043,534
Citizens, Inc./Texas*	2,211	16,008
CNO Financial Group, Inc.	8,702	155,940
Crawford & Co., Class B	856	5,547
Donegal Group, Inc., Class A	397	5,709
EMC Insurance Group, Inc.	361	9,260
Employers Holdings, Inc.	589	16,574
Endurance Specialty Holdings Ltd.	11,366	742,654
Enstar Group Ltd.*	1,479	240,456
Everest Reinsurance Group Ltd.	2,074	409,470
FBL Financial Group, Inc., Class A	457	28,115
Federated National Holding Co.	652	12,818
Fidelity & Guaranty Life	521	13,671
First American Financial Corp.	61,071	2,327,416
Genworth Financial, Inc., Class A*	22,395	61,138
Global Indemnity plc*	422	13,137
Greenlight Capital Reinsurance Ltd., Class A*	1,398	30,462
Hallmark Financial Services, Inc.*	689	7,924
Hanover Insurance Group, Inc.	2,070	186,755

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	10,701	$493,102
HCI Group, Inc.	347	11,555
Heritage Insurance Holdings, Inc.	416	6,644
Horace Mann Educators Corp.	1,921	60,876
Independence Holding Co.	319	5,078
Infinity Property & Casualty Corp.	2,400	193,200
James River Group Holdings Ltd.	501	16,162
Kemper Corp.	2,050	60,619
Maiden Holdings Ltd.	2,127	27,523
Markel Corp.*	536	477,882
MBIA, Inc.*	5,561	49,215
Mercury General Corp.	1,094	60,717
National General Holdings Corp.	1,581	34,134
National Interstate Corp.	250	7,480
National Western Life Group, Inc., Class A	108	24,908
Navigators Group, Inc.*	4,842	406,099
Old Republic International Corp.	86,201	1,575,754
OneBeacon Insurance Group Ltd., Class A	1,023	13,023
Primerica, Inc.	2,275	101,306
ProAssurance Corp.	2,573	130,194
Reinsurance Group of America, Inc.	7,741	745,071
RenaissanceReinsurance Holdings Ltd.	8,789	1,053,186
RLI Corp.	1,953	130,578
Safety Insurance Group, Inc.	705	40,227
Selective Insurance Group, Inc.	2,659	97,346
State Auto Financial Corp.	665	14,670
State National Cos., Inc.	1,302	16,405
Stewart Information Services Corp.	1,039	37,695
Third Point Reinsurance Ltd.*	3,756	42,706
Torchmark Corp.	5,894	319,219
United Fire Group, Inc.	959	42,023
United Insurance Holdings Corp.	787	15,118
Validus Holdings Ltd.	3,956	186,684
W. R. Berkley Corp.	4,545	255,429
White Mountains Insurance Group Ltd.	266	213,492
Willis Towers Watson plc	14,995	1,779,307
XL Group plc	8,988	330,758

		18,480,308

Real Estate Investment Trusts (REITs) (10.2%)
Acadia Realty Trust (REIT)	3,218	113,048
AG Mortgage Investment Trust, Inc. (REIT)	1,319	17,239
Agree Realty Corp. (REIT)	980	37,701
Alexander’s, Inc. (REIT)	9	3,425
Alexandria Real Estate Equities, Inc. (REIT)	3,361	305,481
Altisource Residential Corp. (REIT)	2,769	33,228
American Assets Trust, Inc. (REIT)	181	7,226
American Campus Communities, Inc. (REIT)	5,973	281,269
American Capital Mortgage Investment Corp. (REIT)	1,909	28,024
American Homes 4 Rent (REIT), Class A	9,500	151,050
Anworth Mortgage Asset Corp. (REIT)	3,694	17,214
Apartment Investment & Management Co. (REIT), Class A	7,294	305,035
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,794	45,542
Apollo Residential Mortgage, Inc. (REIT)	1,491	20,009
Apple Hospitality REIT, Inc. (REIT)	8,217	162,779
Ares Commercial Real Estate Corp. (REIT)	1,322	14,476
Armada Hoffler Properties, Inc. (REIT)	1,484	16,695
ARMOUR Residential REIT, Inc. (REIT)	1,490	32,072
Ashford Hospitality Prime, Inc. (REIT)	1,307	15,253
Ashford Hospitality Trust, Inc. (REIT)	3,851	24,569
Bluerock Residential Growth REIT, Inc. (REIT)	876	9,531
Brandywine Realty Trust (REIT)	8,440	118,413
Brixmor Property Group, Inc. (REIT)	8,053	206,318
Camden Property Trust (REIT)	4,048	340,396
Capstead Mortgage Corp. (REIT)	4,583	45,326
CatchMark Timber Trust, Inc. (REIT), Class A	1,800	19,494
CBL & Associates Properties, Inc. (REIT)	7,862	93,558
Cedar Realty Trust, Inc. (REIT)	4,083	29,520
Chatham Lodging Trust (REIT)	1,836	39,346
Chesapeake Lodging Trust (REIT)	2,814	74,458
Chimera Investment Corp. (REIT)	8,952	121,658
Colony Capital, Inc. (REIT), Class A	20,978	351,801
Columbia Property Trust, Inc. (REIT)	5,118	112,545
Communications Sales & Leasing, Inc. (REIT)	5,630	125,268
CorEnergy Infrastructure Trust, Inc. (REIT)	551	11,081
Corporate Office Properties Trust (REIT)	4,451	116,794
Corrections Corp. of America (REIT)	5,467	175,217
Cousins Properties, Inc. (REIT)	10,197	105,845
CubeSmart (REIT)	1,696	56,477
CyrusOne, Inc. (REIT)	280	12,782
CYS Investments, Inc. (REIT)	7,564	61,571
DCT Industrial Trust, Inc. (REIT)	4,154	163,958
DDR Corp. (REIT)	14,138	251,515
DiamondRock Hospitality Co. (REIT)	9,444	95,573
Douglas Emmett, Inc. (REIT)	6,799	204,718
Duke Realty Corp. (REIT)	16,103	362,962
DuPont Fabros Technology, Inc. (REIT)	1,918	77,737
Dynex Capital, Inc. (REIT)	2,438	16,213
EastGroup Properties, Inc. (REIT)	1,208	72,927
Education Realty Trust, Inc. (REIT)	2,963	123,261
Empire State Realty Trust, Inc. (REIT), Class A	2,863	50,188
EPR Properties (REIT)	2,673	178,075
Equity Commonwealth (REIT)*	6,061	171,041
Equity One, Inc. (REIT)	3,392	97,215
Federal Realty Investment Trust (REIT)	5,500	858,275
FelCor Lodging Trust, Inc. (REIT)	6,778	55,037
First Industrial Realty Trust, Inc. (REIT)	5,187	117,952
First Potomac Realty Trust (REIT)	2,822	25,567
Forest City Realty Trust, Inc. (REIT), Class A	10,226	215,666

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Street Properties Corp. (REIT)	4,252	$45,114
Gaming and Leisure Properties, Inc. (REIT)	3,603	111,405
Geo Group, Inc. (REIT)	3,492	121,068
Getty Realty Corp. (REIT)	1,230	24,391
Gladstone Commercial Corp. (REIT)	1,101	18,034
Government Properties Income Trust (REIT)	3,198	57,084
Gramercy Property Trust (REIT)	19,636	165,924
Great Ajax Corp. (REIT)	247	2,764
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,802	34,634
Hatteras Financial Corp. (REIT)	4,547	65,022
Healthcare Realty Trust, Inc. (REIT)	4,690	144,874
Healthcare Trust of America, Inc. (REIT), Class A	5,277	155,249
Hersha Hospitality Trust (REIT)	2,216	47,289
Highwoods Properties, Inc. (REIT)	15,187	726,091
Hospitality Properties Trust (REIT)	7,001	185,947
Hudson Pacific Properties, Inc. (REIT)	3,509	101,480
Independence Realty Trust, Inc. (REIT)	1,430	10,182
InfraREIT, Inc. (REIT)	1,065	18,158
Invesco Mortgage Capital, Inc. (REIT)	5,539	67,465
Investors Real Estate Trust (REIT)	5,813	42,202
Iron Mountain, Inc. (REIT)	5,978	202,714
iStar, Inc. (REIT)*	48,648	469,940
Kilroy Realty Corp. (REIT)	4,026	249,089
Kite Realty Group Trust (REIT)	3,925	108,762
Ladder Capital Corp. (REIT)	2,102	26,170
LaSalle Hotel Properties (REIT)	5,297	134,067
Lexington Realty Trust (REIT)	9,665	83,119
Liberty Property Trust (REIT)	6,979	233,517
LTC Properties, Inc. (REIT)	1,570	71,027
Mack-Cali Realty Corp. (REIT)	4,176	98,136
Medical Properties Trust, Inc. (REIT)	10,951	142,144
MFA Financial, Inc. (REIT)	17,197	117,799
Mid-America Apartment Communities, Inc. (REIT)	7,781	795,296
Monmouth Real Estate Investment Corp. (REIT)	3,019	35,896
Monogram Residential Trust, Inc. (REIT)	7,885	77,746
National Health Investors, Inc. (REIT)	1,164	77,429
National Retail Properties, Inc. (REIT)	6,478	299,284
National Storage Affiliates Trust (REIT)	81	1,717
New Residential Investment Corp. (REIT)	10,820	125,837
New Senior Investment Group, Inc. (REIT)	4,132	42,560
New York Mortgage Trust, Inc. (REIT)	5,095	24,150
New York REIT, Inc. (REIT)	7,649	77,255
NexPoint Residential Trust, Inc. (REIT)	877	11,480
NorthStar Realty Europe Corp. (REIT)	2,931	34,000
NorthStar Realty Finance Corp. (REIT)	8,565	112,373
Omega Healthcare Investors, Inc. (REIT)	6,214	219,354
One Liberty Properties, Inc. (REIT)	632	14,163
Orchid Island Capital, Inc. (REIT)	1,017	10,546
Outfront Media, Inc. (REIT)	6,355	134,091
Paramount Group, Inc. (REIT)	8,394	133,884
Parkway Properties, Inc. (REIT)	4,016	62,891
Pebblebrook Hotel Trust (REIT)	3,381	98,286
Pennsylvania Real Estate Investment Trust (REIT)	3,258	71,187
PennyMac Mortgage Investment Trust (REIT)‡	2,677	36,514
Physicians Realty Trust (REIT)	32,398	601,955
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,848	139,083
Post Properties, Inc. (REIT)	1,689	100,901
Potlatch Corp. (REIT)	510	16,065
Preferred Apartment Communities, Inc. (REIT), Class A	996	12,629
PS Business Parks, Inc. (REIT)	816	82,016
QTS Realty Trust, Inc. (REIT), Class A	65	3,080
RAIT Financial Trust (REIT)	4,086	12,830
Ramco-Gershenson Properties Trust (REIT)	3,735	67,342
Rayonier, Inc. (REIT)	5,942	146,649
Redwood Trust, Inc. (REIT)	3,754	49,102
Regency Centers Corp. (REIT)	4,396	329,041
Resource Capital Corp. (REIT)	1,527	17,179
Retail Opportunity Investments Corp. (REIT)	29,168	586,860
Retail Properties of America, Inc. (REIT), Class A	11,061	175,317
Rexford Industrial Realty, Inc. (REIT)	2,563	46,544
RLJ Lodging Trust (REIT)	3,801	86,967
Rouse Properties, Inc. (REIT)	1,743	32,036
Sabra Health Care REIT, Inc. (REIT)	2,637	52,977
Saul Centers, Inc. (REIT)	85	4,507
Select Income REIT (REIT)	2,963	68,297
Senior Housing Properties Trust (REIT)	10,972	196,289
Silver Bay Realty Trust Corp. (REIT)	1,768	26,255
Sovran Self Storage, Inc. (REIT)	193	22,764
Spirit Realty Capital, Inc. (REIT)	20,621	231,986
STAG Industrial, Inc. (REIT)	2,976	60,591
Starwood Property Trust, Inc. (REIT)	11,107	210,256
STORE Capital Corp. (REIT)	1,888	48,861
Summit Hotel Properties, Inc. (REIT)	4,102	49,101
Sun Communities, Inc. (REIT)	1,986	142,217
Sunstone Hotel Investors, Inc. (REIT)	9,741	136,374
Taubman Centers, Inc. (REIT)	1,815	129,282
Terreno Realty Corp. (REIT)	2,045	47,955
Two Harbors Investment Corp. (REIT)	16,726	132,804
UDR, Inc. (REIT)	13,427	517,342
UMH Properties, Inc. (REIT)	1,200	11,904
United Development Funding IV (REIT)†	1,419	3,860
Urstadt Biddle Properties, Inc. (REIT), Class A	867	18,164
Washington Real Estate Investment Trust (REIT)	3,211	93,793
Weingarten Realty Investors (REIT)	5,778	216,791

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Western Asset Mortgage Capital Corp. (REIT)	2,066	$20,763
Whitestone REIT (REIT)	1,345	16,907
WP Carey, Inc. (REIT)	4,866	302,860
WP Glimcher, Inc. (REIT)	8,779	83,313
Xenia Hotels & Resorts, Inc. (REIT)	5,259	82,146

		19,007,369

Real Estate Management & Development (1.4%)
Alexander & Baldwin, Inc.	2,307	84,621
Altisource Asset Management Corp.*	7	83
AV Homes, Inc.*	542	6,157
Consolidated-Tomoka Land Co.	142	6,552
Forestar Group, Inc.*	1,563	20,381
FRP Holdings, Inc.*	294	10,466
Howard Hughes Corp.*	18,019	1,908,032
Jones Lang LaSalle, Inc.	573	67,224
Kennedy-Wilson Holdings, Inc.	3,961	86,746
RE/MAX Holdings, Inc., Class A	540	18,522
Realogy Holdings Corp.*	11,354	409,993
RMR Group, Inc., Class A*	312	7,803
St. Joe Co.*	1,944	33,340
Tejon Ranch Co.*	608	12,507

		2,672,427

Thrifts & Mortgage Finance (1.1%)
Anchor BanCorp Wisconsin, Inc.*	375	16,897
Astoria Financial Corp.	4,196	66,465
Bank Mutual Corp.	2,137	16,177
BankFinancial Corp.	820	9,692
Bear State Financial, Inc.*	582	5,395
Beneficial Bancorp, Inc.*	3,941	53,952
Capitol Federal Financial, Inc.	6,521	86,468
Charter Financial Corp./Maryland	794	10,719
Clifton Bancorp, Inc.	1,191	18,008
Dime Community Bancshares, Inc.	1,487	26,201
Essent Group Ltd.*	14,900	309,920
EverBank Financial Corp.	4,546	68,599
Federal Agricultural Mortgage Corp., Class C	468	17,658
First Defiance Financial Corp.	442	16,977
Flagstar Bancorp, Inc.*	956	20,516
Fox Chase Bancorp, Inc.	550	10,626
Hingham Institution for Savings	59	7,027
HomeStreet, Inc.*	707	14,713
Impac Mortgage Holdings, Inc.*	52	721
Kearny Financial Corp.	4,311	53,241
Meridian Bancorp, Inc.	2,258	31,431
Meta Financial Group, Inc.	370	16,872
MGIC Investment Corp.*	8,831	67,734
Nationstar Mortgage Holdings, Inc.*	51,559	510,434
NMI Holdings, Inc., Class A*	2,219	11,206
Northfield Bancorp, Inc.	2,146	35,280
Northwest Bancshares, Inc.	4,701	63,511
OceanFirst Financial Corp.	654	11,563
Ocwen Financial Corp.*	5,144	12,706
Oritani Financial Corp.	2,081	35,315
PennyMac Financial Services, Inc., Class A*‡	302	3,552
PHH Corp.*	2,095	26,271
Provident Financial Services, Inc.	3,051	61,600
Radian Group, Inc.	8,505	105,462
Stonegate Mortgage Corp.*	583	3,346
Territorial Bancorp, Inc.	425	11,076
TFS Financial Corp.	3,078	53,465
TrustCo Bank Corp.	4,540	27,512
United Community Financial Corp./Ohio	2,177	12,779
United Financial Bancorp, Inc.	1,836	23,115
Walker & Dunlop, Inc.*	625	15,169
Washington Federal, Inc.	4,413	99,954
Waterstone Financial, Inc.	1,344	18,386
WSFS Financial Corp.	1,360	44,227

		2,131,938

Total Financials		60,158,717

Health Care (5.9%)
Biotechnology (0.1%)
ACADIA Pharmaceuticals, Inc.*	281	7,857
Acorda Therapeutics, Inc.*	170	4,496
Adamas Pharmaceuticals, Inc.*	618	8,936
Agenus, Inc.*	724	3,012
Aimmune Therapeutics, Inc.*	101	1,370
Akebia Therapeutics, Inc.*	1,577	14,209
Alkermes plc*	1,217	41,609
Array BioPharma, Inc.*	1,183	3,490
Arrowhead Research Corp.*	1,233	5,943
BioCryst Pharmaceuticals, Inc.*	613	1,735
Calithera Biosciences, Inc.*	498	2,829
Celldex Therapeutics, Inc.*	408	1,542
Cytokinetics, Inc.*	770	5,429
Emergent BioSolutions, Inc.*	409	14,867
Geron Corp.*	395	1,153
Global Blood Therapeutics, Inc.*	60	952
Idera Pharmaceuticals, Inc.*	332	657
Ignyta, Inc.*	335	2,268
Immunomedics, Inc.*	383	958
Inovio Pharmaceuticals, Inc.*	382	3,327
Lexicon Pharmaceuticals, Inc.*	1,127	13,468
Loxo Oncology, Inc.*	401	10,963
Merrimack Pharmaceuticals, Inc.*	295	2,469
Navidea Biopharmaceuticals, Inc.*	1,368	1,292
Osiris Therapeutics, Inc.*	65	371
PDL BioPharma, Inc.	7,524	25,055
Peregrine Pharmaceuticals, Inc.*	584	246
Rigel Pharmaceuticals, Inc.*	917	1,907
Seres Therapeutics, Inc.*	70	1,859
Spectrum Pharmaceuticals, Inc.*	2,268	14,424
Stemline Therapeutics, Inc.*	591	2,754
Threshold Pharmaceuticals, Inc.*	247	114
Tokai Pharmaceuticals, Inc.*	249	1,397
Vanda Pharmaceuticals, Inc.*	371	3,102
Verastem, Inc.*	1,247	1,970
Versartis, Inc.*	954	7,651
XOMA Corp.*	813	628

		216,309

Health Care Equipment & Supplies (2.4%)
Alere, Inc.*	1,430	72,372
Analogic Corp.	535	42,270
AngioDynamics, Inc.*	1,178	14,478
Anika Therapeutics, Inc.*	139	6,216
AtriCure, Inc.*	330	5,554
Boston Scientific Corp.*	72,772	1,368,841
Cardiovascular Systems, Inc.*	74	767
Cerus Corp.*	663	3,932
CONMED Corp.	1,301	54,564
Cooper Cos., Inc.	3,639	560,297
CryoLife, Inc.	1,178	12,664
Cutera, Inc.*	197	2,216
Cynosure, Inc., Class A*	87	3,839
Dentsply Sirona, Inc.	4,858	299,399
Entellus Medical, Inc.*	41	746
Exactech, Inc.*	466	9,441
Glaukos Corp.*	107	1,804

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Greatbatch, Inc.*	1,205	$42,946
Haemonetics Corp.*	1,281	44,809
Halyard Health, Inc.*	2,193	63,005
Hill-Rom Holdings, Inc.	217	10,915
ICU Medical, Inc.*	242	25,192
Integra LifeSciences Holdings Corp.*	746	50,251
Invacare Corp.	1,538	20,256
LeMaitre Vascular, Inc.	318	4,935
LivaNova plc*	630	34,007
Meridian Bioscience, Inc.	287	5,915
Merit Medical Systems, Inc.*	2,082	38,496
Nuvectra Corp.*	402	2,173
OraSure Technologies, Inc.*	2,406	17,395
Orthofix International N.V.*	15,504	643,726
Oxford Immunotec Global plc*	73	723
Penumbra, Inc.*	47	2,162
Quidel Corp.*	769	13,273
Rockwell Medical, Inc.*	256	1,923
RTI Surgical, Inc.*	470	1,880
SeaSpine Holdings Corp.*	221	3,236
STERIS plc	9,350	664,318
SurModics, Inc.*	468	8,616
Teleflex, Inc.	1,938	304,285
TransEnterix, Inc.*	1,947	8,275
Unilife Corp.*	955	649
Wright Medical Group N.V.*	2,029	33,681

		4,506,442

Health Care Providers & Services (1.9%)
Aceto Corp.	175	4,123
Addus HomeCare Corp.*	274	4,710
Alliance HealthCare Services, Inc.*	161	1,158
Almost Family, Inc.*	332	12,364
Amedisys, Inc.*	269	13,003
Amsurg Corp.*	1,910	142,486
BioScrip, Inc.*	3,190	6,827
Brookdale Senior Living, Inc.*	6,783	107,714
Centene Corp.*	1,873	115,311
Community Health Systems, Inc.*	5,550	102,731
Cross Country Healthcare, Inc.*	566	6,583
Ensign Group, Inc.	164	3,713
ExamWorks Group, Inc.*	17,400	514,344
Five Star Quality Care, Inc.*	1,974	4,520
Genesis Healthcare, Inc.*	867	2,011
HealthSouth Corp.	14,864	559,332
Healthways, Inc.*	1,428	14,409
Kindred Healthcare, Inc.	3,959	48,894
LHC Group, Inc.*	588	20,909
LifePoint Health, Inc.*	14,506	1,004,541
Magellan Health, Inc.*	1,135	77,101
MEDNAX, Inc.*	1,851	119,612
National HealthCare Corp.	479	29,842
National Research Corp., Class A	82	1,275
Owens & Minor, Inc.	2,953	119,360
Patterson Cos., Inc.	1,827	85,010
PharMerica Corp.*	1,431	31,639
Select Medical Holdings Corp.*	314	3,708
Surgery Partners, Inc.*	340	4,508
Surgical Care Affiliates, Inc.*	62	2,869
Teladoc, Inc.*	120	1,152
Triple-S Management Corp., Class B*	1,115	27,719
Trupanion, Inc.*	141	1,389
Universal American Corp.	46,892	334,809
VCA, Inc.*	218	12,576

		3,542,252

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	5,866	77,490
Evolent Health, Inc., Class A*	157	1,658
Vocera Communications, Inc.*	401	5,113

		84,261

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	2,562	35,894
Bio-Rad Laboratories, Inc., Class A*	968	132,345
Bio-Techne Corp.	1,012	95,654
Harvard Bioscience, Inc.*	275,449	831,856
Luminex Corp.*	1,832	35,541
PerkinElmer, Inc.	14,077	696,248
QIAGEN N.V.*	10,830	241,942
Quintiles Transnational Holdings, Inc.*	196	12,760
VWR Corp.*	626	16,939

		2,099,179

Pharmaceuticals (0.3%)
Amphastar Pharmaceuticals, Inc.*	478	5,736
Aratana Therapeutics, Inc.*	130	718
Assembly Biosciences, Inc.*	62	311
Dermira, Inc.*	440	9,099
Endocyte, Inc.*	1,725	5,347
Innoviva, Inc.	499	6,282
Medicines Co.*	2,810	89,274
Omeros Corp.*	98	1,503
Prestige Brands Holdings, Inc.*	5,945	317,404
Theravance Biopharma, Inc.*	1,376	25,869

		461,543

Total Health Care		10,909,986

Industrials (12.8%)
Aerospace & Defense (1.4%)
AAR Corp.	1,675	38,977
Aerojet Rocketdyne Holdings, Inc.*	1,596	26,143
Aerovironment, Inc.*	910	25,771
American Science & Engineering, Inc.	321	8,889
BWX Technologies, Inc.	3,998	134,173
Cubic Corp.	1,022	40,839
Curtiss-Wright Corp.	1,970	149,070
DigitalGlobe, Inc.*	3,037	52,540
Ducommun, Inc.*	508	7,747
Engility Holdings, Inc.*	826	15,496
Esterline Technologies Corp.*	1,385	88,737
KEYW Holding Corp.*	1,558	10,345
KLX, Inc.*	2,483	79,804
Kratos Defense & Security Solutions, Inc.*	2,057	10,182
Moog, Inc., Class A*	1,571	71,763
National Presto Industries, Inc.	219	18,339
Orbital ATK, Inc.	2,821	245,258
Sparton Corp.*	188	3,382
Spirit AeroSystems Holdings, Inc., Class A*	497	22,544
Teledyne Technologies, Inc.*	1,232	108,588
Triumph Group, Inc.	2,319	73,002
Vectrus, Inc.*	56,135	1,277,071

		2,508,660

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	2,503	38,496
Atlas Air Worldwide Holdings, Inc.*	1,177	49,752
Hub Group, Inc., Class A*	26,836	1,094,640
XPO Logistics, Inc.*	564	17,315

		1,200,203

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.2%)
Copa Holdings S.A., Class A	1,538	$104,200
JetBlue Airways Corp.*	9,151	193,269
SkyWest, Inc.	2,405	48,076
Virgin America, Inc.*	77	2,969

		348,514

Building Products (0.4%)
Armstrong World Industries, Inc.*	698	33,762
Fortune Brands Home & Security, Inc.	4,839	271,178
Gibraltar Industries, Inc.*	1,466	41,928
Griffon Corp.	1,097	16,949
Insteel Industries, Inc.	72	2,201
Owens Corning, Inc.	5,514	260,702
Quanex Building Products Corp.	1,495	25,953
Simpson Manufacturing Co., Inc.	1,812	69,164
Universal Forest Products, Inc.	942	80,842

		802,679

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	2,620	84,652
ACCO Brands Corp.*	5,205	46,741
ADT Corp.	7,957	328,306
Brady Corp., Class A	2,238	60,068
Brink’s Co.	7,589	254,914
Casella Waste Systems, Inc., Class A*	1,490	9,983
CECO Environmental Corp.	1,023	6,353
Civeo Corp.*	4,843	5,957
Clean Harbors, Inc.*	902	44,505
Deluxe Corp.	1,063	66,427
Ennis, Inc.	1,225	23,949
Essendant, Inc.	1,806	57,666
G&K Services, Inc., Class A	267	19,558
Heritage-Crystal Clean, Inc.*	532	5,288
Herman Miller, Inc.	13,511	417,355
InnerWorkings, Inc.*	1,072	8,522
KAR Auction Services, Inc.	17,798	678,816
Kimball International, Inc., Class B	1,028	11,668
Matthews International Corp., Class A	1,466	75,455
McGrath RentCorp	1,091	27,362
Mobile Mini, Inc.	1,952	64,455
MSA Safety, Inc.	481	23,256
NL Industries, Inc.*	371	838
Pitney Bowes, Inc.	5,513	118,750
Quad/Graphics, Inc.	1,320	17,081
R.R. Donnelley & Sons Co.	4,654	76,326
SP Plus Corp.*	71	1,708
Tetra Tech, Inc.	2,815	83,943
TRC Cos., Inc.*	768	5,568
UniFirst Corp.	699	76,275
Viad Corp.	930	27,119
VSE Corp.	189	12,831
Waste Connections, Inc.	8,772	566,583
West Corp.	2,135	48,721

		3,356,999

Construction & Engineering (2.3%)
AECOM*	31,297	963,635
Aegion Corp.*	1,682	35,473
Ameresco, Inc., Class A*	991	4,727
Argan, Inc.	74	2,602
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,580	167,582
Comfort Systems USA, Inc.	108	3,431
EMCOR Group, Inc.	2,933	142,544
Granite Construction, Inc.	1,846	88,239
Great Lakes Dredge & Dock Corp.*	2,556	11,400
HC2 Holdings, Inc.*	322	1,230
Jacobs Engineering Group, Inc.*	13,749	598,769
KBR, Inc.	6,759	104,629
MasTec, Inc.*	3,154	63,837
MYR Group, Inc.*	959	24,081
Northwest Pipe Co.*	441	4,066
Orion Marine Group, Inc.*	1,263	6,542
Primoris Services Corp.	567	13,778
Quanta Services, Inc.*	5,802	130,893
Salini Impregilo S.p.A.	424,000	1,791,892
Tutor Perini Corp.*	1,813	28,174
Valmont Industries, Inc.	1,041	128,917

		4,316,441

Electrical Equipment (0.6%)
Babcock & Wilcox Enterprises, Inc.*	2,020	43,228
Encore Wire Corp.	218	8,487
EnerSys, Inc.	1,523	84,862
Franklin Electric Co., Inc.	154	4,954
FuelCell Energy, Inc.*	682	4,617
General Cable Corp.	193	2,357
Hubbell, Inc.	6,308	668,206
LSI Industries, Inc.	960	11,280
Plug Power, Inc.*	3,282	6,728
Powell Industries, Inc.	422	12,580
PowerSecure International, Inc.*	854	15,961
Preformed Line Products Co.	127	4,638
Regal Beloit Corp.	1,987	125,360
Sunrun, Inc.*	651	4,218
Thermon Group Holdings, Inc.*	1,280	22,477
Vicor Corp.*	86	901

		1,020,854

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,374	236,213
Raven Industries, Inc.	1,584	25,376

		261,589

Machinery (2.5%)
Accuride Corp.*	130	201
Actuant Corp., Class A	2,799	69,163
AGCO Corp.	3,304	164,209
Alamo Group, Inc.	445	24,791
Albany International Corp., Class A	1,147	43,116
Allison Transmission Holdings, Inc.	3,851	103,900
Altra Industrial Motion Corp.	234	6,500
American Railcar Industries, Inc.	290	11,812
Astec Industries, Inc.	892	41,630
Barnes Group, Inc.	2,566	89,887
Briggs & Stratton Corp.	2,093	50,065
Chart Industries, Inc.*	1,470	31,928
CIRCOR International, Inc.	818	37,947
CLARCOR, Inc.	130	7,513
Colfax Corp.*	35,353	1,010,742
Columbus McKinnon Corp.	909	14,326
Crane Co.	2,253	121,347
Donaldson Co., Inc.	613	19,561
Douglas Dynamics, Inc.	766	17,549
Dover Corp.	6,274	403,606
EnPro Industries, Inc.	426	24,572
ESCO Technologies, Inc.	1,229	47,906
ExOne Co.*	485	6,373
Federal Signal Corp.	2,933	38,892
FreightCar America, Inc.	289	4,503
Global Brass & Copper Holdings, Inc.	112	2,794
Gorman-Rupp Co.	664	17,217
Graham Corp.	455	9,059

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hurco Cos., Inc.	308	$10,161
Hyster-Yale Materials Handling, Inc.	312	20,779
IDEX Corp.	263	21,797
ITT Corp.	4,170	153,831
Joy Global, Inc.	4,568	73,408
Kadant, Inc.	447	20,187
Kennametal, Inc.	3,722	83,708
L.B. Foster Co., Class A	480	8,717
Lincoln Electric Holdings, Inc.	264	15,462
Lindsay Corp.	82	5,872
Lydall, Inc.*	522	16,975
Manitowoc Co., Inc.	6,376	27,608
Manitowoc Foodservice, Inc.*	6,376	93,982
Meritor, Inc.*	1,931	15,564
Milacron Holdings Corp.*	441	7,272
Miller Industries, Inc.	475	9,633
Mueller Industries, Inc.	891	26,213
Navistar International Corp.*	2,159	27,031
Oshkosh Corp.	3,356	137,160
Parker-Hannifin Corp.	1,671	185,615
SPX Corp.	2,097	31,497
SPX FLOW, Inc.*	12,591	315,782
Standex International Corp.	158	12,294
Tennant Co.	60	3,089
Terex Corp.	4,916	122,310
Timken Co.	3,348	112,125
Titan International, Inc.	1,784	9,598
TriMas Corp.*	2,015	35,303
Trinity Industries, Inc.	7,239	132,546
Twin Disc, Inc.	375	3,799
Watts Water Technologies, Inc., Class A	1,322	72,882
Woodward, Inc.	862	44,841
Xylem, Inc.	8,465	346,218

		4,624,368

Marine (0.4%)
Eagle Bulk Shipping, Inc.*	972	350
Golden Ocean Group Ltd.*	3,108	2,160
Kirby Corp.*	12,811	772,375
Matson, Inc.	162	6,508
Navios Maritime Holdings, Inc.	3,746	4,233
Safe Bulkers, Inc.	1,733	1,392
Scorpio Bulkers, Inc.*	2,181	7,154
Ultrapetrol Bahamas Ltd.*	1,192	322

		794,494

Professional Services (0.4%)
Acacia Research Corp.	2,359	8,941
CBIZ, Inc.*	2,435	24,569
CDI Corp.	680	4,270
CRA International, Inc.*	425	8,347
Dun & Bradstreet Corp.	1,197	123,387
Exponent, Inc.	61	3,112
Franklin Covey Co.*	504	8,865
FTI Consulting, Inc.*	1,811	64,309
Heidrick & Struggles International, Inc.	802	19,007
Hill International, Inc.*	1,668	5,621
Huron Consulting Group, Inc.*	908	52,837
ICF International, Inc.*	907	31,174
Kelly Services, Inc., Class A	1,348	25,774
Korn/Ferry International	1,091	30,864
ManpowerGroup, Inc.	3,438	279,922
Mistras Group, Inc.*	338	8,372
Navigant Consulting, Inc.*	2,337	36,948
Pendrell Corp.*	7,752	4,109
Resources Connection, Inc.	1,425	22,173
RPX Corp.*	2,212	24,907
TransUnion*	384	10,602
TriNet Group, Inc.*	158	2,267
Volt Information Sciences, Inc.*	136	1,024

		801,401

Road & Rail (0.8%)
AMERCO	177	63,244
ArcBest Corp.	803	17,337
Avis Budget Group, Inc.*	12,305	336,665
Celadon Group, Inc.	407	4,265
Covenant Transportation Group, Inc., Class A*	37	895
Genesee & Wyoming, Inc., Class A*	6,850	429,495
Marten Transport Ltd.	975	18,252
Old Dominion Freight Line, Inc.*	5,400	375,948
Roadrunner Transportation Systems, Inc.*	790	9,843
Ryder System, Inc.	2,496	161,691
Universal Truckload Services, Inc.	137	2,256
USA Truck, Inc.*	269	5,068
Werner Enterprises, Inc.	1,585	43,049
YRC Worldwide, Inc.*	1,217	11,342

		1,479,350

Trading Companies & Distributors (1.1%)
Air Lease Corp.	4,557	146,371
Aircastle Ltd.	16,453	365,915
Applied Industrial Technologies, Inc.	1,142	49,563
Beacon Roofing Supply, Inc.*	1,752	71,850
CAI International, Inc.*	766	7,400
DXP Enterprises, Inc.*	402	7,059
GATX Corp.	1,934	91,865
Kaman Corp.	1,175	50,161
Lawson Products, Inc.*	56	1,096
MRC Global, Inc.*	4,858	63,834
MSC Industrial Direct Co., Inc., Class A	7,066	539,206
Neff Corp., Class A*	320	2,381
NOW, Inc.*	5,059	89,645
Real Industry, Inc.*	399	3,471
Rush Enterprises, Inc., Class A*	1,693	30,880
TAL International Group, Inc.*	1,498	23,129
Textainer Group Holdings Ltd.	978	14,514
Titan Machinery, Inc.*	775	8,959
Univar, Inc.*	993	17,060
Veritiv Corp.*	375	13,972
Watsco, Inc.	2,800	377,272
WESCO International, Inc.*	2,079	113,659

		2,089,262

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,216	216,887
Wesco Aircraft Holdings, Inc.*	2,914	41,932

		258,819

Total Industrials		23,863,633

Information Technology (11.5%)
Communications Equipment (1.5%)
ADTRAN, Inc.	2,352	47,557
Applied Optoelectronics, Inc.*	129	1,923
ARRIS International plc*	23,556	539,904
Bel Fuse, Inc., Class B	478	6,979
Black Box Corp.	695	9,362
Brocade Communications Systems, Inc.	19,538	206,712
Calix, Inc.*	2,022	14,336
CommScope Holding Co., Inc.*	21,069	588,246
Comtech Telecommunications Corp.	715	16,710

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Digi International, Inc.*	1,149	$10,835
EchoStar Corp., Class A*	2,072	91,769
Emcore Corp.*	590	2,950
Extreme Networks, Inc.*	4,213	13,102
Finisar Corp.*	4,883	89,066
Harmonic, Inc.*	3,312	10,830
InterDigital, Inc.	171	9,516
Ixia*	314	3,912
Juniper Networks, Inc.	24,947	636,398
KVH Industries, Inc.*	190	1,815
Lumentum Holdings, Inc.*	2,202	59,388
NETGEAR, Inc.*	1,509	60,918
NetScout Systems, Inc.*	2,095	48,122
Novatel Wireless, Inc.*	296	524
Oclaro, Inc.*	4,619	24,943
Polycom, Inc.*	6,349	70,791
ShoreTel, Inc.*	2,354	17,514
Sonus Networks, Inc.*	2,273	17,116
Ubiquiti Networks, Inc.*	91	3,028
ViaSat, Inc.*	294	21,603
Viavi Solutions, Inc.*	11,007	75,508

		2,701,377

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.*	711	7,259
Amphenol Corp., Class A	6,078	351,430
Anixter International, Inc.*	7,499	390,773
Arrow Electronics, Inc.*	4,467	287,720
Avnet, Inc.	6,336	280,685
AVX Corp.	2,192	27,553
Benchmark Electronics, Inc.*	2,467	56,864
Checkpoint Systems, Inc.*	1,952	19,754
Coherent, Inc.*	1,019	93,646
Control4 Corp.*	964	7,673
CTS Corp.	1,491	23,468
Daktronics, Inc.	1,376	10,870
Dolby Laboratories, Inc., Class A	2,333	101,392
DTS, Inc.*	98	2,134
Electro Rent Corp.	794	7,352
ePlus, Inc.*	255	20,530
Fabrinet*	1,665	53,863
FARO Technologies, Inc.*	659	21,226
Fitbit, Inc., Class A*	619	9,378
FLIR Systems, Inc.	2,419	79,706
GSI Group, Inc.*	1,589	22,500
II-VI, Inc.*	2,467	53,559
Ingram Micro, Inc., Class A	6,492	233,128
Insight Enterprises, Inc.*	1,826	52,297
Itron, Inc.*	1,808	75,430
Jabil Circuit, Inc.	7,372	142,058
Keysight Technologies, Inc.*	9,951	276,041
Kimball Electronics, Inc.*	1,353	15,113
Knowles Corp.*	13,926	183,545
Littelfuse, Inc.	141	17,359
Mercury Systems, Inc.*	1,615	32,785
Multi-Fineline Electronix, Inc.*	385	8,936
National Instruments Corp.	4,114	123,873
Newport Corp.*	1,223	28,129
OSI Systems, Inc.*	695	45,516
Park Electrochemical Corp.	889	14,233
PC Connection, Inc.	467	12,053
Plexus Corp.*	988	39,046
QLogic Corp.*	3,888	52,255
Rofin-Sinar Technologies, Inc.*	1,189	38,310
Rogers Corp.*	612	36,640
Sanmina Corp.*	3,680	86,038
ScanSource, Inc.*	1,261	50,919
SYNNEX Corp.	1,344	124,441
Systemax, Inc.*	466	4,087
Tech Data Corp.*	1,712	131,430
Trimble Navigation Ltd.*	11,440	283,712
TTM Technologies, Inc.*	2,637	17,536
Vishay Intertechnology, Inc.	6,344	77,460
Vishay Precision Group, Inc.*	576	8,070

		4,139,775

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	7,355	408,717
Alarm.com Holdings, Inc.*	116	2,749
Amber Road, Inc.*	58	314
Appfolio, Inc., Class A*	118	1,444
Bankrate, Inc.*	2,846	26,098
Bazaarvoice, Inc.*	1,528	4,813
Blucora, Inc.*	1,839	9,489
Brightcove, Inc.*	141	880
Care.com, Inc.*	753	4,631
DHI Group, Inc.*	1,279	10,322
Everyday Health, Inc.*	54	302
inContact, Inc.*	330	2,934
Instructure, Inc.*	192	3,444
Intralinks Holdings, Inc.*	857	6,753
Limelight Networks, Inc.*	2,755	4,987
Liquidity Services, Inc.*	1,121	5,807
Marchex, Inc., Class B	1,463	6,510
Marin Software, Inc.*	1,202	3,630
Match Group, Inc.*	402	4,446
Monster Worldwide, Inc.*	4,053	13,213
QuinStreet, Inc.*	1,550	5,301
RealNetworks, Inc.*	1,075	4,365
Reis, Inc.	144	3,391
RetailMeNot, Inc.*	1,667	13,353
Rocket Fuel, Inc.*	1,228	3,868
SciQuest, Inc.*	541	7,509
TechTarget, Inc.*	653	4,845
United Online, Inc.*	656	7,570
Zillow Group, Inc., Class A*	773	19,750
Zillow Group, Inc., Class C*	1,594	37,826

		629,261

IT Services (4.6%)
6D Global Technologies, Inc.(b)*	219	66
Acxiom Corp.*	22,342	479,012
Amdocs Ltd.	8,751	528,735
Black Knight Financial Services, Inc., Class A*	117	3,631
Booz Allen Hamilton Holding Corp.	24,407	739,044
Broadridge Financial Solutions, Inc.	3,711	220,099
CACI International, Inc., Class A*	1,140	121,638
Cardtronics, Inc.*	8,300	298,717
Cass Information Systems, Inc.	229	11,988
Ciber, Inc.*	3,640	7,680
Convergys Corp.	4,647	129,047
CoreLogic, Inc.*	2,347	81,441
Datalink Corp.*	902	8,244
DST Systems, Inc.	368	41,499
Everi Holdings, Inc.*	3,061	7,010
ExlService Holdings, Inc.*	119	6,164
Fidelity National Information Services, Inc.	8,818	558,268
Leidos Holdings, Inc.	43,861	2,207,086
ManTech International Corp., Class A	1,119	35,797
MAXIMUS, Inc.	5,639	296,837
ModusLink Global Solutions, Inc.*	1,780	2,617
MoneyGram International, Inc.*	1,364	8,348

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NeuStar, Inc., Class A*	204	$5,018
Perficient, Inc.*	532	11,555
Science Applications International Corp.	30,000	1,600,200
ServiceSource International, Inc.*	1,159	4,937
Square, Inc., Class A*	384	5,868
Sykes Enterprises, Inc.*	1,863	56,225
TeleTech Holdings, Inc.	350	9,716
Teradata Corp.*	1,632	42,824
Travelport Worldwide Ltd.	1,416	19,343
Unisys Corp.*	855	6,583
Vantiv, Inc., Class A*	18,000	969,840

		8,525,077

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Energy Industries, Inc.*	862	29,989
Advanced Micro Devices, Inc.*	16,797	47,871
Alpha & Omega Semiconductor Ltd.*	933	11,056
Amkor Technology, Inc.*	4,734	27,883
Applied Micro Circuits Corp.*	2,721	17,578
Axcelis Technologies, Inc.*	5,247	14,692
Brooks Automation, Inc.	3,208	33,363
Cabot Microelectronics Corp.	168	6,873
Cascade Microtech, Inc.*	137	2,825
CEVA, Inc.*	492	11,070
Cohu, Inc.	1,190	14,137
Cree, Inc.*	4,815	140,117
Cypress Semiconductor Corp.*	48,483	419,863
Diodes, Inc.*	1,769	35,557
DSP Group, Inc.*	1,034	9,430
Entegris, Inc.*	2,761	37,605
Exar Corp.*	1,540	8,855
Fairchild Semiconductor International, Inc.*	5,438	108,760
First Solar, Inc.*	3,529	241,631
FormFactor, Inc.*	1,427	10,374
Intersil Corp., Class A	6,145	82,159
IXYS Corp.	1,095	12,286
Kopin Corp.*	2,821	4,683
Lam Research Corp.	4,930	407,218
Lattice Semiconductor Corp.*	4,027	22,873
Linear Technology Corp.	12,953	577,186
Marvell Technology Group Ltd.	21,145	218,005
Microsemi Corp.*	395	15,132
MKS Instruments, Inc.	2,498	94,050
Nanometrics, Inc.*	1,092	17,297
NeoPhotonics Corp.*	1,276	17,915
NVE Corp.	123	6,953
ON Semiconductor Corp.*	1,528	14,654
PDF Solutions, Inc.*	88	1,177
Photronics, Inc.*	3,146	32,750
Power Integrations, Inc.	452	22,446
Rudolph Technologies, Inc.*	1,252	17,102
Semtech Corp.*	2,073	45,585
Sigma Designs, Inc.*	1,610	10,948
Silicon Laboratories, Inc.*	601	27,021
SunEdison, Inc.*	972	525
SunPower Corp.*	2,369	52,923
Synaptics, Inc.*	5,766	459,781
Teradyne, Inc.	10,014	216,202
Tessera Technologies, Inc.	969	30,039
Ultra Clean Holdings, Inc.*	1,430	7,665
Ultratech, Inc.*	1,278	27,912
Veeco Instruments, Inc.*	1,902	37,051
Xcerra Corp.*	1,418	9,245

		3,718,312

Software (0.7%)
American Software, Inc., Class A	915	8,235
ANSYS, Inc.*	3,378	302,196
Atlassian Corp. plc, Class A*	227	5,709
Bottomline Technologies de, Inc.*	284	8,659
Digimarc Corp.*	28	848
EnerNOC, Inc.*	1,242	9,290
Epiq Systems, Inc.	938	14,089
Glu Mobile, Inc.*	2,661	7,504
Mentor Graphics Corp.	4,354	88,517
Nuance Communications, Inc.*	11,826	221,028
Progress Software Corp.*	2,391	57,671
QAD, Inc., Class A	342	7,267
Rapid7, Inc.*	110	1,438
Rovi Corp.*	3,880	79,579
Sapiens International Corp. N.V.	260	3,115
SeaChange International, Inc.*	1,544	8,523
Silver Spring Networks, Inc.*	123	1,814
SS&C Technologies Holdings, Inc.	404	25,622
Synopsys, Inc.*	6,670	323,095
Take-Two Interactive Software, Inc.*	1,921	72,364
Telenav, Inc.*	1,225	7,228
Verint Systems, Inc.*	148	4,940
Zynga, Inc., Class A*	33,869	77,221

		1,335,952

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	3,366	52,072
Avid Technology, Inc.*	530	3,583
CPI Card Group, Inc.	241	1,986
Imation Corp.*	1,527	2,367
Lexmark International, Inc., Class A	2,872	96,011
NCR Corp.*	6,222	186,224
Pure Storage, Inc., Class A*	429	5,873
Quantum Corp.*	9,907	6,043
Stratasys Ltd.*	2,405	62,338

		416,497

Total Information Technology		21,466,251

Materials (4.6%)
Chemicals (1.7%)
A. Schulman, Inc.	142	3,865
Albemarle Corp.	5,238	334,865
American Vanguard Corp.*	1,190	18,778
Ashland, Inc.	2,669	293,483
Axalta Coating Systems Ltd.*	24,610	718,612
Axiall Corp.	3,293	71,919
Cabot Corp.	2,962	143,154
Calgon Carbon Corp.	1,314	18,422
Chase Corp.	21	1,104
Chermours Co.	110,000	770,000
Flotek Industries, Inc.*	2,406	17,636
FutureFuel Corp.	1,117	13,170
Hawkins, Inc.	423	15,266
Huntsman Corp.	3,567	47,441
Innophos Holdings, Inc.	931	28,777
Innospec, Inc.	1,134	49,170
Intrepid Potash, Inc.*	2,594	2,879
Kraton Performance Polymers, Inc.*	1,309	22,646
Kronos Worldwide, Inc.	979	5,600
LSB Industries, Inc.*	555	7,076
Minerals Technologies, Inc.	104	5,913
Olin Corp.	4,295	74,604
OMNOVA Solutions, Inc.*	854	4,748
Platform Specialty Products Corp.*	5,207	44,780
Quaker Chemical Corp.	189	16,039
Rayonier Advanced Materials, Inc.	1,867	17,737

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	5,543	$262,350
Scotts Miracle-Gro Co., Class A	210	15,282
Sensient Technologies Corp.	779	49,435
Stepan Co.	474	26,208
Tredegar Corp.	864	13,582
Tronox Ltd., Class A	2,841	18,154
Valhi, Inc.	419	495

		3,133,190

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,710	432,272
United States Lime & Minerals, Inc.	82	4,921

		437,193

Containers & Packaging (1.5%)
AptarGroup, Inc.	2,377	186,381
Avery Dennison Corp.	296	21,345
Bemis Co., Inc.	4,046	209,502
Berry Plastics Group, Inc.*	14,870	537,550
Crown Holdings, Inc.*	3,641	180,557
Graphic Packaging Holding Co.	6,526	83,859
Greif, Inc., Class A	1,452	47,553
Multi Packaging Solutions International Ltd.*	341	5,534
Owens-Illinois, Inc.*	7,083	113,045
Sealed Air Corp.	8,338	400,307
Sonoco Products Co.	4,710	228,765
WestRock Co.	18,635	727,324

		2,741,722

Metals & Mining (1.1%)
AK Steel Holding Corp.*	8,576	35,419
Allegheny Technologies, Inc.	5,133	83,668
Carpenter Technology Corp.	2,142	73,321
Century Aluminum Co.*	2,141	15,094
Cliffs Natural Resources, Inc.*	8,336	25,008
Coeur Mining, Inc.*	6,263	35,198
Commercial Metals Co.	5,407	91,757
Handy & Harman Ltd.*	104	2,844
Haynes International, Inc.	519	18,943
Hecla Mining Co.	17,532	48,739
Kaiser Aluminum Corp.	537	45,398
Materion Corp.	965	25,553
Olympic Steel, Inc.	331	5,730
Reliance Steel & Aluminum Co.	12,951	896,080
Royal Gold, Inc.	2,875	147,459
Ryerson Holding Corp.*	465	2,585
Schnitzer Steel Industries, Inc., Class A	1,161	21,409
Steel Dynamics, Inc.	10,028	225,730
Stillwater Mining Co.*	3,908	41,620
SunCoke Energy, Inc.	875	5,688
Tahoe Resources, Inc.	6,566	65,857
TimkenSteel Corp.	1,792	16,307
United States Steel Corp.	6,849	109,926
Worthington Industries, Inc.	1,727	61,550

		2,100,883

Paper & Forest Products (0.1%)
Boise Cascade Co.*	292	6,050
Domtar Corp.	2,984	120,852
Louisiana-Pacific Corp.*	521	8,920
Neenah Paper, Inc.	351	22,345
P.H. Glatfelter Co.	1,985	41,149
Schweitzer-Mauduit International, Inc.	1,178	37,083

		236,399

Total Materials		8,649,387

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	2,699	27,152
Atlantic Tele-Network, Inc.	481	36,474
Cincinnati Bell, Inc.*	9,974	38,599
Consolidated Communications Holdings, Inc.	816	21,020
Frontier Communications Corp.	54,453	304,392
Globalstar, Inc.*	21,391	31,445
Hawaiian Telcom Holdco, Inc.*	562	13,235
IDT Corp., Class B	650	10,134
Inteliquent, Inc.	893	14,333
Intelsat S.A.*	945	2,381
Iridium Communications, Inc.*	3,932	30,945
Lumos Networks Corp.*	136	1,746
ORBCOMM, Inc.*	2,727	27,625
pdvWireless, Inc.*	188	6,456
Vonage Holdings Corp.*	7,876	35,993
Windstream Holdings, Inc.	289	2,220
Zayo Group Holdings, Inc.*	21,030	509,767

		1,113,917

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	774	5,975
NTELOS Holdings Corp.*	784	7,213
Shenandoah Telecommunications Co.	318	8,506
Spok Holdings, Inc.	1,005	17,598
Telephone & Data Systems, Inc.	4,409	132,667
U.S. Cellular Corp.*	634	28,967

		200,926

Total Telecommunication Services		1,314,843

Utilities (6.6%)
Electric Utilities (1.9%)
ALLETE, Inc.	2,281	127,896
Cleco Corp.	2,820	155,692
El Paso Electric Co.	1,896	86,988
Empire District Electric Co.	2,051	67,786
Genie Energy Ltd., Class B*	442	3,364
Great Plains Energy, Inc.	7,203	232,297
Hawaiian Electric Industries, Inc.	5,003	162,097
IDACORP, Inc.	2,347	175,063
ITC Holdings Corp.	24,766	1,079,055
MGE Energy, Inc.	1,622	84,749
OGE Energy Corp.	9,327	267,032
Otter Tail Corp.	1,768	52,368
Pinnacle West Capital Corp.	5,162	387,511
PNM Resources, Inc.	3,718	125,371
Portland General Electric Co.	8,246	325,634
Spark Energy, Inc., Class A	28	504
Westar Energy, Inc.	6,590	326,930

		3,660,337

Gas Utilities (1.8%)
AGL Resources, Inc.	5,589	364,067
Atmos Energy Corp.	4,707	349,542
Chesapeake Utilities Corp.	715	45,024
Laclede Group, Inc.	2,023	137,058
National Fuel Gas Co.	3,965	198,448
New Jersey Resources Corp.	3,992	145,429
Northwest Natural Gas Co.	1,280	68,928
ONE Gas, Inc.	2,451	149,756
Piedmont Natural Gas Co., Inc.	3,669	219,516
Questar Corp.	8,240	204,352
South Jersey Industries, Inc.	3,215	91,467
Southwest Gas Corp.	2,188	144,080

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
UGI Corp.	26,077	$1,050,642
WGL Holdings, Inc.	2,317	167,681

		3,335,990

Independent Power and Renewable Electricity Producers (0.2%)
Abengoa Yield plc	2,329	41,410
Atlantic Power Corp.	5,658	13,919
Dynegy, Inc.*	5,700	81,909
NRG Yield, Inc., Class A	1,602	21,739
NRG Yield, Inc., Class C	2,984	42,492
Ormat Technologies, Inc.	1,027	42,354
Pattern Energy Group, Inc.	2,630	50,154
Talen Energy Corp.*	3,773	33,957
TerraForm Global, Inc., Class A	1,674	3,984
TerraForm Power, Inc., Class A*	2,642	22,853
Vivint Solar, Inc.*	369	978

		355,749

Multi-Utilities (1.8%)
Alliant Energy Corp.	5,267	391,233
Avista Corp.	2,912	118,751
Black Hills Corp.	6,575	395,355
CMS Energy Corp.	27,810	1,180,256
MDU Resources Group, Inc.	9,130	177,670
NorthWestern Corp.	2,198	135,727
SCANA Corp.	6,662	467,339
TECO Energy, Inc.	10,962	301,784
Unitil Corp.	669	28,426
Vectren Corp.	3,861	195,212

		3,391,753

Water Utilities (0.9%)
American States Water Co.	1,619	63,724
American Water Works Co., Inc.	16,500	1,137,345
Aqua America, Inc.	8,251	262,547
Artesian Resources Corp., Class A	338	9,450
California Water Service Group	2,248	60,067
Connecticut Water Service, Inc.	533	24,038
Consolidated Water Co., Ltd.	650	7,911
Middlesex Water Co.	737	22,736
SJW Corp.	719	26,136
York Water Co.	518	15,809

		1,629,763

Total Utilities		12,373,592

Total Common Stocks (96.2%) (Cost $157,486,103)		179,290,849

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Consumer Discretionary (0.1%)
Multiline Retail (0.1%)
Sears Holdings Corp.
8.000%, 12/15/19	$218,000	176,580

Total Consumer Discretionary		176,580

Total Corporate Bonds		176,580

Total Long-Term Debt Securities (0.1%) (Cost $218,000)		176,580

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	1,097	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	2,407	4,549

Total Telecommunication Services		4,549

Total Rights (0.0%) (Cost $—)		4,549

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Multiline Retail (0.0%)
Sears Holdings Corp., expiring 12/15/19*	7,023	30,901

Total Consumer Discretionary		30,901

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 4/15/16(b)*†	458	—

Total Energy		—

Total Warrants (0.0%) (Cost $—)		30,901

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,218,157	5,218,157

Total Short-Term Investment (2.8%) (Cost $5,218,157)		5,218,157

Total Investments (99.1%) (Cost $162,922,260)		184,721,036
Other Assets Less Liabilities (0.9%)		1,650,478

Net Assets (100%)		$186,371,514

*	Non-income producing.

†	Securities (totaling $18,575 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $10,166 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$4,639	$—	$—	$3,552	$—	$—
PennyMac Mortgage Investment Trust (REIT)	40,851	—	—	36,514	—	—

	$45,490	$—	$—	$40,066	$—	$—

At March 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2016	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	3	June-16	$322,134	$332,880	$10,746
S&P MidCap 400 E-Mini Index	11	June-16	1,528,539	1,585,320	56,781

					$67,527

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$24,629,821	$28,993	$—		$24,658,814
Consumer Staples	7,233,353	—	—		7,233,353
Energy	8,652,107	—	10,166		8,662,273
Financials	60,154,857	—	3,860		60,158,717
Health Care	10,909,986	—	—		10,909,986
Industrials	22,071,741	1,791,892	—		23,863,633
Information Technology	21,427,941	38,310	—		21,466,251
Materials	8,601,834	47,553	—		8,649,387
Telecommunication Services	1,314,843	—	—		1,314,843
Utilities	12,373,592	—	—		12,373,592
Corporate Bonds
Consumer Discretionary	—	176,580	—		176,580
Futures	67,527	—	—		67,527
Rights
Information Technology	—	—	—	(e)	—	(e)
Telecommunication Services	—	—	4,549		4,549
Short-Term Investments	5,218,157	—	—		5,218,157
Warrants
Consumer Discretionary	30,901	—	—		30,901

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Energy	—	—	—	(e)	—	(e)

Total Assets	$182,686,660	$2,083,328	$18,575		$184,788,563

Total Liabilities	$—	$—	$—		$—

Total	$182,686,660	$2,083,328	$18,575		$184,788,563

(a)	A security with a market value of $30,901 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $66 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(c)	Securities with a market value of $85,863 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	A security with a market value of $3,860 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,387,090
Aggregate gross unrealized depreciation	(18,847,640)

Net unrealized appreciation	$21,539,450

Federal income tax cost of investments	$163,181,586

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Household Durables (0.5%)
Garmin Ltd.	87,337	$3,489,987
Pioneer Corp.*	78,100	206,795
Sony Corp.	15,600	401,002

		4,097,784

Internet & Catalog Retail (5.6%)
Amazon.com, Inc.*	52,257	31,021,846
Expedia, Inc.	23,368	2,519,538
Groupon, Inc.*	24,355	97,176
Lands’ End, Inc.*	769	19,617
Liberty TripAdvisor Holdings, Inc., Class A*	3,907	86,579
Netflix, Inc.*	31,576	3,228,015
Priceline Group, Inc.*	4,995	6,438,355
Shutterfly, Inc.*	1,900	88,103
TripAdvisor, Inc.*	6,276	417,354
Wayfair, Inc., Class A*	1,494	64,571

		43,981,154

Media (0.9%)
Comcast Corp., Class A	107,189	6,547,104

Total Consumer Discretionary		54,626,042

Financials (0.2%)
Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp. (REIT)	13,215	1,352,820
Crown Castle International Corp. (REIT)	3,115	269,447

Total Financials		1,622,267

Health Care (0.2%)
Health Care Technology (0.2%)
M3, Inc.	52,900	1,331,137

Total Health Care		1,331,137

Industrials (0.6%)
Electrical Equipment (0.1%)
Nidec Corp.	14,300	978,491

Professional Services (0.5%)
Equifax, Inc.	9,357	1,069,412
Huron Consulting Group, Inc.*	13,908	809,306
TransUnion*	40,343	1,113,870
WageWorks, Inc.*	10,385	525,585

		3,518,173

Total Industrials		4,496,664

Information Technology (69.6%)
Communications Equipment (3.5%)
ADTRAN, Inc.	2,800	56,616
Arista Networks, Inc.*	15,129	954,640
ARRIS International plc*	10,007	229,360
Brocade Communications Systems, Inc.	23,200	245,456
Ciena Corp.*	6,900	131,238
Cisco Systems, Inc.	654,184	18,624,619
CommScope Holding Co., Inc.*	6,968	194,547
EchoStar Corp., Class A*	2,400	106,296
F5 Networks, Inc.*	3,800	402,230
Finisar Corp.*	6,100	111,264
Harris Corp.	7,000	545,020
Infinera Corp.*	7,600	122,056
InterDigital, Inc.	2,100	116,865
Ixia*	3,500	43,610
Juniper Networks, Inc.	19,800	505,098
Lumentum Holdings, Inc.*	2,680	72,280
Motorola Solutions, Inc.	8,839	669,112
NETGEAR, Inc.*	1,800	72,666
NetScout Systems, Inc.*	5,400	124,038
Palo Alto Networks, Inc.*	19,087	3,113,853
Plantronics, Inc.	1,900	74,461
Polycom, Inc.*	7,962	88,776
Ruckus Wireless, Inc.*	44,145	433,063
Ubiquiti Networks, Inc.*	1,553	51,668
ViaSat, Inc.*	2,500	183,700
Viavi Solutions, Inc.*	13,400	91,924

		27,364,456

Electronic Equipment, Instruments & Components (2.4%)
Amphenol Corp., Class A	17,314	1,001,095
Anixter International, Inc.*	1,600	83,376
Arrow Electronics, Inc.*	5,100	328,491
Avnet, Inc.	7,500	332,250
AVX Corp.	2,800	35,196
Belden, Inc.	2,400	147,312
Benchmark Electronics, Inc.*	3,000	69,150
CDW Corp.	18,908	784,682
Celestica, Inc.*	7,419	81,461
Cognex Corp.	4,600	179,170
Coherent, Inc.*	1,400	128,660
Corning, Inc.	221,332	4,623,625
Dolby Laboratories, Inc., Class A	2,863	124,426
FEI Co.	2,200	195,822
Fitbit, Inc., Class A*	3,091	46,829
FLIR Systems, Inc.	7,808	257,274
Ingram Micro, Inc., Class A	46,872	1,683,173
InvenSense, Inc.*	4,261	35,792
IPG Photonics Corp.*	2,000	192,160
Itron, Inc.*	2,300	95,956
Jabil Circuit, Inc.	11,000	211,970
Keysight Technologies, Inc.*	9,513	263,891
Knowles Corp.*	4,924	64,898
Largan Precision Co., Ltd.	11,300	876,010
Littelfuse, Inc.	1,300	160,043
Methode Electronics, Inc.	2,200	64,328
Murata Manufacturing Co., Ltd.	5,400	651,100
National Instruments Corp.	21,200	638,332
OSI Systems, Inc.*	1,100	72,039
Plexus Corp.*	1,900	75,088
QLogic Corp.*	5,000	67,200
Sanmina Corp.*	4,300	100,534
Sunny Optical Technology Group Co., Ltd.	408,000	1,146,577
SYNNEX Corp.	1,600	148,144
TDK Corp.	6,900	383,180
TE Connectivity Ltd.	20,853	1,291,218
Tech Data Corp.*	3,815	292,878
Trimble Navigation Ltd.*	13,900	344,720
Universal Display Corp.*	2,300	124,430
VeriFone Systems, Inc.*	50,913	1,437,783
Vishay Intertechnology, Inc.	7,200	87,912
Zebra Technologies Corp., Class A*	3,000	207,000

		19,135,175

Internet Software & Services (14.8%)
Akamai Technologies, Inc.*	33,631	1,868,875
Alibaba Group Holding Ltd. (ADR)*	13,397	1,058,765
Alphabet, Inc., Class A*	39,931	30,463,360
Alphabet, Inc., Class C*	29,020	21,618,449
Bankrate, Inc.*	3,276	30,041
comScore, Inc.*	2,700	81,108
Cornerstone OnDemand, Inc.*	2,792	91,494
CoStar Group, Inc.*	1,800	338,706

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Criteo S.A. (ADR)*	59,384	$2,459,685
Cvent, Inc.*	1,474	31,544
Demandware, Inc.*	1,836	71,788
eBay, Inc.*	61,200	1,460,232
Endurance International Group Holdings, Inc.*	3,014	31,737
Envestnet, Inc.*	2,000	54,400
Facebook, Inc., Class A*	362,166	41,323,141
GoDaddy, Inc., Class A*	1,447	46,781
Gogo, Inc.*	2,689	29,606
GrubHub, Inc.*	4,357	109,491
IAC/InterActiveCorp	4,200	197,736
j2 Global, Inc.	2,600	160,108
Kakaku.com, Inc.	3,203	59,481
LinkedIn Corp., Class A*	6,469	739,730
LogMeIn, Inc.*	1,300	65,598
NetEase, Inc. (ADR)	14,711	2,112,205
New Relic, Inc.*	1,295	33,774
NIC, Inc.	3,600	64,908
Pandora Media, Inc.*	11,095	99,300
Rackspace Hosting, Inc.*	6,300	136,017
Shutterstock, Inc.*	898	32,984
Stamps.com, Inc.*	900	95,652
Tencent Holdings Ltd.	212,626	4,341,683
Twitter, Inc.*	33,004	546,216
VeriSign, Inc.*	5,400	478,116
Web.com Group, Inc.*	2,722	53,950
WebMD Health Corp.*	2,082	130,396
Yahoo!, Inc.*	48,900	1,800,009
Yelp, Inc.*	3,093	61,489
Youku Tudou, Inc. (ADR)*	101,686	2,795,348
Zillow Group, Inc., Class A*	2,597	66,353
Zillow Group, Inc., Class C*	6,089	144,492

		115,384,748

IT Services (13.9%)
Accenture plc, Class A	81,793	9,438,912
Acxiom Corp.*	4,200	90,048
Alliance Data Systems Corp.*	11,724	2,579,280
Automatic Data Processing, Inc.	97,053	8,706,625
Black Knight Financial Services, Inc., Class A*	1,151	35,715
Blackhawk Network Holdings, Inc.*	2,963	101,631
Booz Allen Hamilton Holding Corp.	6,650	201,362
Broadridge Financial Solutions, Inc.	6,600	391,446
CACI International, Inc., Class A*	1,400	149,380
Cardtronics, Inc.*	15,842	570,154
Cognizant Technology Solutions Corp., Class A*	92,835	5,820,754
Computer Sciences Corp.	43,910	1,510,065
Convergys Corp.	5,500	152,735
CoreLogic, Inc.*	5,000	173,500
CSRA, Inc.	7,600	204,440
DST Systems, Inc.	1,800	202,986
EPAM Systems, Inc.*	2,299	171,666
Euronet Worldwide, Inc.*	2,800	207,508
EVERTEC, Inc.	3,783	52,886
ExlService Holdings, Inc.*	2,000	103,600
Fidelity National Information Services, Inc.	43,005	2,722,647
Fiserv, Inc.*	42,900	4,400,682
FleetCor Technologies, Inc.*	4,324	643,195
Gartner, Inc.*	4,600	411,010
Genpact Ltd.*	76,273	2,073,863
Global Payments, Inc.	68,883	4,498,060
Heartland Payment Systems, Inc.	15,058	1,454,151
International Business Machines Corp.	49,697	7,526,611
Jack Henry & Associates, Inc.	4,500	380,565
Leidos Holdings, Inc.	3,625	182,410
ManTech International Corp., Class A	1,400	44,786
MasterCard, Inc., Class A	67,340	6,363,630
MAXIMUS, Inc.	3,600	189,504
NeuStar, Inc., Class A*	3,254	80,048
Paychex, Inc.	31,718	1,713,089
PayPal Holdings, Inc.*	177,408	6,847,949
Sabre Corp.	71,470	2,066,912
Science Applications International Corp.	2,362	125,989
SCSK Corp.	26,300	1,028,211
Syntel, Inc.*	1,800	89,874
TeleTech Holdings, Inc.	900	24,984
Teradata Corp.*	7,395	194,045
Total System Services, Inc.	59,929	2,851,422
Travelport Worldwide Ltd.	6,210	84,829
Vantiv, Inc., Class A*	65,461	3,527,039
Virtusa Corp.*	1,700	63,682
Visa, Inc., Class A	328,888	25,153,354
Western Union Co.	28,600	551,694
WEX, Inc.*	13,383	1,115,607
Worldpay Group plc*§	62,400	246,550
Xerox Corp.	53,154	593,199

		108,114,284

Semiconductors & Semiconductor Equipment (11.9%)
Advanced Micro Devices, Inc.*	37,500	106,875
Amkor Technology, Inc.*	4,600	27,094
Analog Devices, Inc.	34,310	2,030,809
Applied Materials, Inc.	333,363	7,060,628
ASML Holding N.V. (N.Y. Shares)	4,859	487,795
Atmel Corp.	496,195	4,029,103
Broadcom Ltd.	75,091	11,601,559
Cabot Microelectronics Corp.	1,400	57,274
Cavium, Inc.*	6,956	425,429
Cirrus Logic, Inc.*	3,500	127,435
Cree, Inc.*	5,745	167,180
Cypress Semiconductor Corp.*	18,425	159,561
Diodes, Inc.*	2,200	44,220
Entegris, Inc.*	8,100	110,322
Fairchild Semiconductor International, Inc.*	6,400	128,000
First Solar, Inc.*	4,300	294,421
Himax Technologies, Inc. (ADR)	55,611	625,068
Integrated Device Technology, Inc.*	7,600	155,344
Intel Corp.	309,832	10,023,065
Intersil Corp., Class A	7,200	96,264
KLA-Tencor Corp.	30,652	2,231,772
Lam Research Corp.	102,890	8,498,714
Linear Technology Corp.	57,931	2,581,405
MA-COM Technology Solutions Holdings, Inc.*	7,082	310,121
Marvell Technology Group Ltd.	26,500	273,215
Maxim Integrated Products, Inc.	64,295	2,364,770
Microchip Technology, Inc.	102,045	4,918,569
Micron Technology, Inc.*	114,410	1,197,873
Microsemi Corp.*	6,163	236,105
MKS Instruments, Inc.	11,180	420,927
Monolithic Power Systems, Inc.	2,000	127,280
NVIDIA Corp.	28,700	1,022,581
NXP Semiconductors N.V.*	2,406	195,054
ON Semiconductor Corp.*	79,141	758,962
Power Integrations, Inc.	1,700	84,422
Qorvo, Inc.*	7,308	368,396
QUALCOMM, Inc.	163,150	8,343,491
Rambus, Inc.*	6,700	92,125

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Semtech Corp.*	3,900	$85,761
Silicon Laboratories, Inc.*	2,300	103,408
Silicon Motion Technology Corp. (ADR)	14,326	555,992
Siltronic AG*	3,333	60,416
Skyworks Solutions, Inc.	127,741	9,951,024
SunEdison Semiconductor Ltd.*	25,695	166,504
SunEdison, Inc.*	16,975	9,170
SunPower Corp.*	2,954	65,992
Synaptics, Inc.*	2,100	167,454
Taiwan Semiconductor Manufacturing Co., Ltd.	203,000	1,021,812
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	72,170	1,890,854
Teradyne, Inc.	11,800	254,762
Tessera Technologies, Inc.	2,600	80,600
Texas Instruments, Inc.	79,275	4,551,971
Veeco Instruments, Inc.*	2,200	42,856
Win Semiconductors Corp.	259,445	514,311
Xilinx, Inc.	25,635	1,215,868

		92,521,983

Software (15.3%)
ACI Worldwide, Inc.*	6,400	133,056
Activision Blizzard, Inc.	80,013	2,707,640
Adobe Systems, Inc.*	64,833	6,081,335
ANSYS, Inc.*	5,000	447,300
Aspen Technology, Inc.*	4,778	172,629
Autodesk, Inc.*	12,700	740,537
Barracuda Networks, Inc.*	709	10,919
Blackbaud, Inc.	2,700	169,803
CA, Inc.	16,500	508,035
Cadence Design Systems, Inc.*	17,200	405,576
CDK Global, Inc.	8,833	411,176
Citrix Systems, Inc.*	8,700	683,646
CommVault Systems, Inc.*	2,500	107,925
Electronic Arts, Inc.*	65,474	4,328,486
Ellie Mae, Inc.*	1,585	143,664
Fair Isaac Corp.	1,800	190,962
FireEye, Inc.*	7,940	142,841
Fortinet, Inc.*	14,775	452,558
Guidewire Software, Inc.*	3,985	217,103
HubSpot, Inc.*	451	19,673
Imperva, Inc.*	77,352	3,906,276
Infoblox, Inc.*	3,189	54,532
Intuit, Inc.	69,895	7,269,779
Manhattan Associates, Inc.*	4,100	233,167
Mentor Graphics Corp.	5,600	113,848
Microsoft Corp.	892,870	49,313,210
MicroStrategy, Inc., Class A*	500	89,860
Mobileye N.V.*	14,417	537,610
NetSuite, Inc.*	2,000	136,980
Nintendo Co., Ltd.	3,800	540,228
Nuance Communications, Inc.*	13,800	257,922
Open Text Corp.	6,868	355,762
Oracle Corp.	421,831	17,257,106
Paycom Software, Inc.*	2,208	78,605
Paylocity Holding Corp.*	1,278	41,842
Pegasystems, Inc.	2,000	50,760
Progress Software Corp.*	2,904	70,044
Proofpoint, Inc.*	34,607	1,861,164
PTC, Inc.*	6,262	207,648
Qlik Technologies, Inc.*	5,100	147,492
RealPage, Inc.*	2,900	60,436
Red Hat, Inc.*	10,300	767,453
Rovi Corp.*	4,427	90,798
Sage Group plc	163,130	1,473,718
salesforce.com, Inc.*	123,184	9,094,675
ServiceNow, Inc.*	27,295	1,669,908
Splunk, Inc.*	7,376	360,908
SS&C Technologies Holdings, Inc.	4,600	291,732
Symantec Corp.	36,800	676,384
Synchronoss Technologies, Inc.*	2,100	67,914
Synopsys, Inc.*	8,400	406,896
Tableau Software, Inc., Class A*	37,554	1,722,602
Take-Two Interactive Software, Inc.*	4,600	173,282
TiVo, Inc.*	5,300	50,403
Tyler Technologies, Inc.*	1,800	231,498
Ultimate Software Group, Inc.*	1,587	307,085
Verint Systems, Inc.*	3,469	115,795
VMware, Inc., Class A*	4,400	230,164
Workday, Inc., Class A*	16,201	1,244,885
Zendesk, Inc.*	3,292	68,902
Zynga, Inc., Class A*	40,998	93,475

		119,797,612

Technology Hardware, Storage & Peripherals (7.8%)
3D Systems Corp.*	6,300	97,461
Apple, Inc.	371,260	40,463,627
BlackBerry Ltd.*	25,803	208,746
Cray, Inc.*	2,300	96,393
Diebold, Inc.	3,800	109,858
Electronics for Imaging, Inc.*	2,700	114,453
EMC Corp.	252,670	6,733,656
Fujifilm Holdings Corp.	23,700	937,302
Hewlett Packard Enterprise Co.	309,373	5,485,183
HP, Inc.	97,397	1,199,931
Lexmark International, Inc., Class A	3,600	120,348
NCR Corp.*	7,000	209,510
NetApp, Inc.	90,118	2,459,320
Nimble Storage, Inc.*	2,834	22,219
Pure Storage, Inc., Class A*	46,795	640,624
SanDisk Corp.	11,310	860,465
Seagate Technology plc	16,505	568,597
Super Micro Computer, Inc.*	2,000	68,160
Western Digital Corp.	16,895	798,120

		61,193,973

Total Information Technology		543,512,231

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	113,155	4,432,281
Verizon Communications, Inc.	56,218	3,040,270

Total Telecommunication Services		7,472,551

Total Common Stocks (78.6%) (Cost $390,567,595)		613,060,892

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.0%)
iShares® North American Tech ETF‡	416,450	46,080,192
Technology Select Sector SPDR® Fund	1,243,500	55,161,660
Vanguard Information Technology Index ETF	504,100	55,214,073

Total Investment Companies (20.0%) (Cost $79,448,839)		156,455,925

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,823,415	7,823,415

Total Short-Term Investment (1.0%) (Cost $7,823,415)		7,823,415

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Value (Note 1)
Total Investments (99.6%) (Cost $477,839,849)	$777,340,232
Other Assets Less Liabilities (0.4%)	2,965,222

Net Assets (100%)	$780,305,454

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2016, the market value of these securities amounted to $246,550 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value March 31, 2016	Dividend Income	Realized Gain (Loss)†
iShares® North American Tech ETF	$46,055,206	$—	$—	$46,080,192	$130,285	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At March 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar,expiring 4/5/16	UBS AG	6,152	$54,748	$54,669	$79

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$54,018,245	$607,797	$—	$54,626,042
Financials	1,622,267	—	—	1,622,267
Health Care	—	1,331,137	—	1,331,137
Industrials	3,518,173	978,491	—	4,496,664
Information Technology	530,231,652	13,280,579	—	543,512,231
Telecommunication Services	7,472,551	—	—	7,472,551
Forward Currency Contracts	—	79	—	79
Investment Companies
Exchange Traded Funds (ETFs)	156,455,925	—	—	156,455,925

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2016 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments	$7,823,415	$—	$—	$7,823,415

Total Assets	$761,142,228	$16,198,083	$—	$777,340,311

Total Liabilities	$—	$—	$—	$—

Total	$761,142,228	$16,198,083	$—	$777,340,311

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$293,396,678
Aggregate gross unrealized depreciation	(7,941,866)

Net unrealized appreciation	$285,454,812

Federal income tax cost of investments	$491,885,420

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2016 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2016, is included in the Portfolio of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolio’s policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from the pricing agents. Among other factors, particular areas of focus include: description of security,

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2016 (Unaudited)

historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on Portfolio net asset values (“NAVs”).

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2016, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer
May 26, 2016

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 26, 2016